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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           October 31
Date of reporting period:        November 1, 2020 to October 31, 2021

Item 1. Reports to Stockholders

2021 ANNUAL REPORT
Russell Investment Company
OCTOBER 31, 2021
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. These
financial statements report on 25
of these Funds.

Page
To Our Shareholders 3
Equity Income Fund 4
Sustainable Equity Fund 24
U.S. Strategic Equity Fund 46
U.S. Small Cap Equity Fund 68
International Developed Markets Fund 100
Global Equity Fund 128
Emerging Markets Fund 156
Tax-Managed U.S. Large Cap Fund 184
Tax-Managed U.S. Mid & Small Cap Fund 204
Tax-Managed International Equity Fund 232
Tax-Managed Real Assets Fund 264
Opportunistic Credit Fund 288
Unconstrained Total Return Fund 352
Strategic Bond Fund 384
Investment Grade Bond Fund 442
Short Duration Bond Fund 480
Tax-Exempt High Yield Bond Fund 518
Tax-Exempt Bond Fund 590
Global Infrastructure Fund 674
Global Real Estate Securities Fund 698
Multi-Strategy Income Fund 722
Multi-Asset Growth Strategy Fund 784
Multifactor U.S. Equity Fund 848
Multifactor International Equity Fund 872
Multifactor Bond Fund 902
Notes to Schedules of Investments 927
Notes to Financial Highlights 929
Notes to Financial Statements 930
Report of Independent Registered Public Accounting Firm 967
Tax Information 969
Affiliated Brokerage Transactions 971
Basis for Approval of Investment Advisory Contracts 972
Liquidity Risk Management Program 987
Shareholder Requests for Additional Information 988
Disclosure of Information about Fund Trustees and Officers 989
Supplemental Proxy Information 996
Adviser, Money Managers and Service Providers 997
Russell Investment Company
Annual Report
October 31, 2021
Table of Contents

Russell Investment Company
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners, Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/funds/performance-pricing.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Our primary focus is as clear as ever: It is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best strategy for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-
tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2021, despite continued COVID-19 pressures, has seen strong performance:
For the one-year period ending October 31, 2021, U.S. equities returned 42.91%, according to the S&P 500.*
In comparison, within the same time period, developed non-U.S. equities, as measured by the MSCI EAFE index, provided a return of 34.18%.*
With the benefit of the strong market recovery continuing into 2021 and the unique period we all have just managed through, it is critical to be disciplined when assessing your investment plan. It is important to challenge prior thinking but have an equally high bar to any material changes to long-term strategies. We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As we look forward, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We continue to believe in diversifying globally. We have a modest preference for non-U.S. equities to U.S. equities.
The post-vaccine economic recovery should favor undervalued cyclical value stocks over expensive technology and growth stocks.
We think inflation pressures are mostly transitory but may not peak until the first half of 2022. Central banks should react cautiously and although global growth will slow, we expect most developed economies to achieve above-
trend growth in 2022.
The extent and duration of the slowdown in China is one of the main risks to the outlook. We expect more stimulus early in 2022, which, combined with relatively attractive valuation, makes us cautiously optimistic about emerging market equities.
Let me reiterate that at Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
There is nothing we value more than the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: MarketWatch. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe, Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
4 Equity Income Fund
Equity Income Fund
-
Class A
‡
Total
Return
1 Year 35 .71%
5 Years 13 .54%§
10 Years 12 .78%§
Equity Income Fund
-
Class C
Total
Return
1 Year 42 .96%
5 Years 14 .03%§
10 Years 12 .60%§
Equity Income Fund
-
Class S
Total
Return
1 Year 44 .45%
5 Years 15 .22%§
10 Years 13 .75%§
Equity Income Fund
-
Class Y
‡‡
Total
Return
1 Year 44 .67%
5 Years 15 .40%§
10 Years 13 .95%§
Russell 1000
®
Value Index**
Total
Return
1 Year 43 .76%
5 Years 12 .39%§
10 Years 12 .85%§
Equity Income Fund Linked Benchmark***
Total
Return
1 Year 43 .76%
5 Years 14 .78%§
10 Years 14 .15%§

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Equity Income Fund 5
The Equity Income Fund (the “Fund”) employs a multi-manager
approach whereby Russell Investment Management, LLC
(“RIM”) manages a portion of the Fund’s assets based upon
model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2021, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth and current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class S and Class Y Shares gained
44.01%, 42.96%, 44.45% and 44.67%, respectively. This is
compared to the Fund’s benchmark, the Russell 1000
®
Value
Index, which gained 43.76% during the same fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Value Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 43.38%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or capitalization benchmark other than the Fund’s index (a “RIM-assigned
benchmark”). However, the Fund’s primary index remains the
benchmark for the Fund and is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Investor sentiment was positive during the fiscal year with
strong absolute returns in the U.S. market. Progression of
COVID-19 vaccine campaigns coupled with historic amounts of
fiscal stimulus, an accommodative Federal Reserve policy, and robust earnings growth aided in renewed levels of optimism in equities. In the market environment, stocks most closely tied to the economy, namely value and small cap-oriented equities, largely outperformed their growth and large cap peers. Energy and financials were the best performing sectors while consumer staples and utilities lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the fiscal year, the Fund, on average, maintained exposure to higher growth and quality companies than the Russell 1000
®
Value Index. Within the U.S. equity market, a preference for these factor exposures detracted from performance. Sector allocations detracted from performance, especially underweights to the
outperforming energy and financials sectors.
Stock selection by the Fund’s money managers was additive to benchmark relative performance during the fiscal year, especially within the information technology, health care, and consumer staples sectors.
With respect to the Fund’s money managers, Brandywine Global
Investment Management, LLC outperformed its RIM-assigned
benchmark. Stock selection within the information technology, financials, and consumer staples sectors was the primary driver of relative outperformance. An overweight to the financials sector and an underweight to the utilities sector were beneficial. The manager’s preference for companies with lower valuation ratios was rewarded over the fiscal year.
Barrow, Hanley, Mewhinney & Strauss, LLC outperformed its
RIM-assigned benchmark. Stock selection within the health care, materials, and consumer staples sectors was a meaningful driver of relative outperformance. Overweights to the outperforming energy and financials sectors were additive to performance.
The manager’s exposure to companies with below benchmark
valuation ratios was beneficial.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy to control Fund-level exposures and risks through the purchase of a stock portfolio. Using quantitative and/or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and industry dimensions. The Fund’s active positioning strategy provided exposure to RIM’s strategic equity beliefs associated with momentum, quality and low volatility factors. During the fiscal year, the strategy underperformed the
Fund’s benchmark. A tilt toward stocks with above benchmark
momentum and profitability detracted from performance. From
a sector perspective, underweights to the financials and energy sectors held back benchmark-relative returns.

Russell Investment Company
Equity Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
6 Equity Income Fund
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject
to change at any time based upon market conditions or
other events, and RIM disclaims any responsibility to
update the views contained herein. These views should not
be relied on as investment advice and, because investment
decisions for a Russell Investment Company (“RIC”) Fund
are based on numerous factors, should not be relied on as
an indication of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Barrow, Hanley, Mewhinney & Strauss, LLC Value
Brandywine Global Investment Management,
LLC
Value
* Assumes initial investment on November 1, 2011.
** The Russell 1000
®
Value Index measures the performance of those Russell 1000
®
Index securities with lower price-to-book ratios and lower forecasted growth values, representative of U.S. securities exhibiting value characteristic.
*** The Equity Income Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account the historical changes in the Fund’s primary benchmark. The Equity Income Linked Benchmark represents the returns of the Russell 1000
®
Index through
September 30, 2019 and the returns of the Russell 1000
®
Value thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class Y Shares was March 30, 2000. The Fund closed its Class Y Shares on May 4, 2015 and reopened its Class Y
Shares on February 28, 2017. The returns shown for Class Y Shares for the periods May 5, 2015 through February 28, 2017 are the returns of the Fund’s Class
I Shares. Class Y Shares will have substantially similar annual returns as the Class I Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class I Shares. Class I
Shares are no longer offered and were reclassified as S Shares on August 18, 2017.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting P rinciples (“U.S. GAAP”).

Russell Investment Company
Equity Income Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Equity Income Fund 7
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,059.60 $ 1,019.66
Expenses Paid During Period* $ 5.71 $ 5.60
* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,055.60 $ 1,015.88
Expenses Paid During Period* $ 9.59 $ 9.40
* Expenses are equal to the Fund's annualized expense ratio of 1.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,061.40 $ 1,021.12
Expenses Paid During Period* $ 4.21 $ 4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Income Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
8 Equity Income Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,062.00 $ 1,021.93
Expenses Paid During Period* $ 3.38 $ 3.31
* Expenses are equal to the Fund's annualized expense ratio of 0.65%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher .

Russell Investment Company
Equity Income Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.2%
Consumer Discretionary - 9.7%
Advance Auto Parts, Inc. 3,134 707
Amazon.com, Inc.(Æ) 722 2,436
Carnival Corp.(Æ) 4,402 98
Comcast Corp. Class A 50,660 2,606
Costco Wholesale Corp. 1,561 767
Dollar Tree, Inc.(Æ) 2,633 284
DR Horton, Inc. 5,189 463
General Motors Co.(Æ) 25,464 1,386
Home Depot, Inc. (The) 4,132 1,536
Kohl's Corp. 4,295 208
Lennar Corp. Class A 10,419 1,041
Lowe's Cos., Inc. 9,256 2,164
Macy's, Inc. 6,063 160
Marriott International, Inc. Class A(Æ) 1,989 318
McDonald's Corp. 3,348 822
Nike, Inc. Class B 6,453 1,080
Nordstrom, Inc.(Æ) 3,698 106
Omnicom Group, Inc. 14,324 975
PulteGroup, Inc. 34,778 1,672
Starbucks Corp. 6,318 670
Target Corp. 4,805 1,247
Thor Industries, Inc. 9,547 973
TJX Cos., Inc. (The) 6,507 426
Toll Brothers, Inc. 4,396 265
ViacomCBS , Inc. Class B 1,911 69
Walmart, Inc. 5,290 790
Walt Disney Co. (The)(Æ) 5,906 999
Yum China Holdings, Inc. 2,007 115
Yum! Brands, Inc. 1,935 242
24,625
Consumer Staples - 7.9%
Altria Group, Inc. 23,162 1,022
Archer-Daniels-Midland Co. 3,987 256
Coca-Cola Co. (The) 10,837 611
Coca-Cola European Partners PLC 28,265 1,488
ConAgra Foods, Inc. 21,737 700
CVS Health Corp. 43,954 3,924
General Mills, Inc. 4,722 292
Ingredion, Inc. 13,430 1,279
Kellogg Co. 2,667 163
Kimberly-Clark Corp. 1,010 131
Kraft Heinz Co. (The) 3,187 114
Kroger Co. (The) 34,899 1,397
Molson Coors Beverage Co. Class B 19,491 859
Mondelez International, Inc. Class A 8,650 525
PepsiCo, Inc. 4,074 658
Philip Morris International, Inc. 19,496 1,843
Procter & Gamble Co. (The) 20,461 2,926
Sysco Corp. 3,388 261
Tyson Foods, Inc. Class A 18,427 1,474
Walgreens Boots Alliance, Inc. 4,153 195
20,118
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 4.0%
BP PLC - ADR 42,528 1,224
Canadian Natural Resources, Ltd. 30,587 1,300
Chevron Corp. 16,198 1,855
Exxon Mobil Corp. 14,321 923
Hess Corp. 16,022 1,323
Magna International, Inc. Class A 6,515 530
Occidental Petroleum Corp. 2,860 96
Phillips 66 23,322 1,744
Schlumberger, Ltd. 2,996 97
Valero Energy Corp. 13,965 1,080
10,172
Financial Services - 21.3%
AerCap Holdings NV(Æ) 16,175 955
Aflac, Inc. 6,838 367
AGNC Investment Corp.(Æ) 21,319 339
Allstate Corp. (The) 3,828 473
American Express Co. 7,264 1,262
American Tower Corp.(ö) 1,839 519
Ameriprise Financial, Inc. 1,053 318
Aon PLC Class A 2,142 685
Banco Santander SA - ADR 180,119 683
Bank of America Corp. 41,451 1,981
Berkshire Hathaway, Inc. Class B(Æ) 12,739 3,656
Chubb, Ltd. 12,274 2,398
Citigroup, Inc. 55,308 3,825
Citizens Financial Group, Inc. 26,507 1,256
CME Group, Inc. Class A 1,597 352
Corporate Office Properties Trust(ö) 22,866 620
Crown Castle International Corp.(ö) 1,863 336
Cullen/Frost Bankers, Inc. 1,846 239
Equity Residential(ö) 3,818 330
Essent Group, Ltd. 11,008 528
Fifth Third Bancorp 7,402 322
Franklin Resources, Inc. 3,716 117
Hartford Financial Services Group, Inc. 3,977 290
Huntington Bancshares, Inc. 12,627 199
Intercontinental Exchange, Inc. 3,374 467
JPMorgan Chase & Co. 27,593 4,689
KeyCorp 10,032 233
KKR & Co., Inc. Class A 11,180 891
M&T Bank Corp. 1,221 180
Marsh & McLennan Cos., Inc. 3,797 633
MasterCard, Inc. Class A 3,424 1,149
MetLife, Inc. 3,542 222
Morgan Stanley 6,558 674
Navient Corp. 9,813 193
New York Community Bancorp, Inc. 86,975 1,081
Northern Trust Corp. 14,497 1,784
PayPal Holdings, Inc.(Æ) 3,461 805
PNC Financial Services Group, Inc. (The) 2,642 558
Popular, Inc. 11,441 932
Prologis, Inc.(ö) 6,574 953
Prudential Financial, Inc. 698 77
Public Storage(ö) 1,308 434
Regions Financial Corp. 12,792 303

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
10 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ryman Hospitality Properties, Inc.(ö) 8,982 768
Santander Consumer USA Holdings, Inc. 8,139 339
Signature Bank 1,221 364
Simon Property Group, LP(ö) 2,468 362
SLM Corp. 46,401 851
State Street Corp. 1,410 139
TFS Financial Corp. 12,508 243
Travelers Cos., Inc. (The) 2,189 352
Truist Financial Corp. 9,310 591
Two Harbors Investment Corp.(ö) 113,295 727
US Bancorp 32,982 1,991
Visa, Inc. Class A 5,616 1,189
Voya Financial, Inc. 4,283 299
Wells Fargo & Co. 124,058 6,348
Willis Towers Watson PLC 5,237 1,269
54,140
Health Care - 14.4%
Abbott Laboratories 7,019 905
AbbVie, Inc. 10,935 1,254
Acadia Pharmaceuticals, Inc.(Æ) 2,581 46
Amgen, Inc. 2,252 466
AstraZeneca PLC - ADR 14,707 917
Baxter International, Inc. 3,807 301
Becton Dickinson and Co. 5,079 1,217
Biogen, Inc.(Æ) 1,136 303
BioMarin Pharmaceutical, Inc.(Æ) 1,308 104
Bristol-Myers Squibb Co. 24,321 1,420
Cerner Corp. 3,302 245
Cigna Corp. 10,528 2,249
Eli Lilly & Co. 3,623 923
Envista Holdings Corp.(Æ) 16,300 637
Gilead Sciences, Inc. 4,145 269
GlaxoSmithKline PLC - ADR 23,878 1,011
Haemonetics Corp.(Æ) 8,370 575
Intra-Cellular Therapies, Inc. Class A(Æ) 14,649 631
IQVIA, Inc.(Æ) 1,988 520
Jazz Pharmaceuticals PLC(Æ) 6,948 924
Johnson & Johnson 30,378 4,947
Medtronic PLC 24,528 2,940
Merck & Co., Inc. 41,877 3,687
Organon & Co. 1,110 41
Perrigo Co. PLC 13,982 631
Pfizer, Inc. 51,066 2,234
Regeneron Pharmaceuticals, Inc.(Æ) 351 225
Seagen , Inc.(Æ) 2,031 358
Stryker Corp. 2,003 533
Thermo Fisher Scientific, Inc. 1,998 1,265
United Therapeutics Corp.(Æ) 1,135 217
UnitedHealth Group, Inc. 7,003 3,225
Vertex Pharmaceuticals, Inc.(Æ) 1,028 190
Viatris , Inc. Class W 53,550 715
Zimmer Biomet Holdings, Inc. 3,838 549
36,674
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Materials and Processing - 4.6%
Air Products & Chemicals, Inc. 6,012 1,802
Alcoa Corp. 19,087 877
Carrier Global Corp. 2,319 121
Crown Holdings, Inc. 6,882 716
Dow, Inc. 1,612 90
DuPont de Nemours, Inc. 17,478 1,216
Eastman Chemical Co. 5,820 605
Ecolab, Inc. 1,038 231
General Electric Co. 2,662 279
Huntsman Corp. 41,556 1,354
International Flavors & Fragrances, Inc. 12,220 1,802
Linde PLC 1,023 327
LyondellBasell Industries NV Class A 2,736 254
Newmont Corp. 27,332 1,476
PPG Industries, Inc. 2,556 410
Westrock Co. 1,344 65
11,625
Producer Durables - 6.8%
3M Co. 2,481 443
Ametek , Inc. 1,556 206
Automatic Data Processing, Inc. 2,336 524
Boeing Co. (The)(Æ) 1,304 270
Carlisle Cos., Inc. 676 151
Cummins, Inc. 912 219
Danaher Corp. 2,922 911
Deere & Co. 6,008 2,057
Delta Air Lines, Inc.(Æ) 5,033 197
Emerson Electric Co. 4,095 397
FedEx Corp. 7,950 1,872
Fluor Corp.(Æ) 1,489 29
General Dynamics Corp. 11,479 2,328
Honeywell International, Inc. 3,097 677
Illinois Tool Works, Inc. 2,035 464
Johnson Controls International PLC 2,208 162
Lockheed Martin Corp. 855 284
Northrop Grumman Corp. 926 331
Otis Worldwide Corp. 1,160 93
Paychex, Inc. 2,632 324
Stanley Black & Decker, Inc. 6,477 1,164
Union Pacific Corp. 3,172 766
United Airlines Holdings, Inc.(Æ) 2,255 104
United Parcel Service, Inc. Class B 3,038 649
Vontier Corp. 40,391 1,366
Waste Management, Inc. 2,938 471
Westinghouse Air Brake Technologies Corp. 7,453 676
17,135
Technology - 21.6%
Accenture PLC Class A 2,374 852
Activision Blizzard, Inc. 1,985 155
Adobe, Inc.(Æ) 1,770 1,151
Alphabet, Inc. Class A(Æ) 870 2,576
Alphabet, Inc. Class C(Æ) 854 2,532
Amdocs, Ltd. 2,519 196
Amphenol Corp. Class A 4,845 372

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apple, Inc. 72,502 10,861
Applied Materials, Inc. 3,360 459
Arista Networks, Inc.(Æ) 2,497 1,023
Avnet, Inc. 2,521 96
Broadcom, Inc. 850 452
Cisco Systems, Inc. 17,437 976
Cognizant Technology Solutions Corp. Class
A 22,560 1,762
Corning, Inc. 4,627 165
Corteva , Inc. 44,944 1,939
Electronic Arts, Inc. 1,285 180
Fidelity National Information Services, Inc. 1,510 167
Fiserv, Inc.(Æ) 2,333 230
HP, Inc. 7,909 240
Intel Corp. 22,547 1,105
International Business Machines Corp. 2,871 359
Intuit, Inc. 1,183 741
Jack Henry & Associates, Inc. 1,360 226
Juniper Networks, Inc. 48,088 1,420
Lam Research Corp. 803 453
Marvell Technology, Inc. 9,210 631
Meta Platforms, Inc. Class A(Æ) 10,060 3,255
Micron Technology, Inc. 13,836 956
Microsoft Corp. 25,814 8,560
Motorola Solutions, Inc. 1,377 342
NVIDIA Corp. 4,078 1,043
Oracle Corp. 28,796 2,763
QUALCOMM, Inc. 7,808 1,039
Raytheon Technologies Corp. 25,886 2,300
Salesforce.com, Inc.(Æ) 1,142 342
Synopsys, Inc.(Æ) 1,518 506
Teradyne, Inc. 11,433 1,580
Texas Instruments, Inc. 3,845 721
54,726
Utilities - 5.9%
American Electric Power Co., Inc. 2,830 240
AT&T, Inc. 44,002 1,111
CenterPoint Energy, Inc. 53,915 1,404
ConocoPhillips Co. 12,917 962
Dominion Energy, Inc. 5,071 385
Duke Energy Corp. 3,301 337
Edison International 19,032 1,198
Entergy Corp. 12,036 1,240
Exelon Corp. 26,944 1,432
FirstEnergy Corp. 25,947 1,000
NextEra Energy, Inc. 6,124 523
NiSource, Inc. 40,046 988
PG&E Corp.(Æ) 3,334 39
PPL Corp. 25,645 739
Southern Co. (The) 8,050 502
Thomson Reuters Corp. 2,988 360
T-Mobile USA, Inc.(Æ) 14,306 1,645
UGI Corp. 10,664 463
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Verizon Communications, Inc. 8,689 460
15,028
Total Common Stocks
(cost $128,275) 244,243
Short-Term Investments - 4.1%
U.S. Cash Management Fund(@) 10,350,652
(∞)
10,349
Total Short-Term Investments
(cost $10,349) 10,349
Total Investments - 100.3%
(identified cost $138,624) 254,592
Other Assets and Liabilities, Net
- (0.3)%
(813)
Net Assets - 100.0%
253,779

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
12 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 24 USD 5,516 12/21 172
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 172
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 24,625 $ — $ —
$ —
$ 24,625 9.7
Consumer Staples 20,118 — —
—
20,118 7.9
Energy 10,172 — —
—
10,172 4.0
Financial Services 54,140 — —
—
54,140 21.3
Health Care 36,674 — —
—
36,674 14. 4
Materials and Processing 11,625 — —
—
11,625 4.6
Producer Durables 17,135 — —
—
17,135 6.8
Technology 54,726 — —
—
54,726 21. 6
Utilities 15,028 — —
—
15,028 5.9
Short-Term Investments — — — 10,349 10,349 4.1
Total Investments 244,243 — — 10,349 254,592 100.3
Other Assets and Liabilities, Net
(0.3)
100.0
Other Financial Instruments
Assets
Futures Contracts 172 — — — 172 0.1
Total Other Financial Instruments
*
$ 172 $ — $ — $ — $ 172
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Equity Income Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 13
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 172
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,409
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 318
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
14 Equity Income Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 138,624
Investments, at fair value(>) ...........................................................................................................................................................
254,592
Receivables:
Dividends and interest ....................................................................................................................................................... 295
Investments sold ................................................................................................................................................................ 206
Fund shares sold ................................................................................................................................................................ 28
From broker(a) ................................................................................................................................................................... 116
Variation margin on futures contracts ................................................................................................................................. 172
Total assets .................................................................................................................................................
255,409
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 1,247
Fund shares redeemed ....................................................................................................................................................... 128
Accrued fees to affiliates .................................................................................................................................................... 174
Other accrued expenses ..................................................................................................................................................... 81
Total liabilities .............................................................................................................................................
1,630
Net Assets ............................................................................................................................................................
$ 253,779

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 15
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 136,343
Shares of beneficial interest ...........................................................................................................................................................
77
Additional paid-in capital ..............................................................................................................................................................
117,359
Net Assets ............................................................................................................................................................
$ 253,779
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 33.38
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 35.42
Class A — Net assets ............................................................................................................................................................. $ 23,188,842
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 694,632
Net asset value per share: Class C(#) ............................................................................................................................................. $ 32.11
Class C — Net assets ............................................................................................................................................................. $ 23,097,088
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 719,268
Net asset value per share: Class S(#) .............................................................................................................................................. $ 33.23
Class S — Net assets ............................................................................................................................................................. $ 187,081,997
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 5,630,244
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 33.17
Class Y — Net assets ............................................................................................................................................................. $ 20,411,098
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 615,342
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 10,349
(a)     Receivable from Broker for Futures $ 116
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
16 Equity Income Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 4,501
Dividends from affiliated funds ......................................................................................................................................... 6
Total investment income ...............................................................................................................................................................
4,507
Expenses
Advisory fees .................................................................................................................................................................... 1,360
Administrative fees ........................................................................................................................................................... 119
Custodian fees ................................................................................................................................................................... 97
Distribution fees - Class A ................................................................................................................................................ 55
Distribution fees - Class C ................................................................................................................................................ 167
Transfer agent fees - Class A ............................................................................................................................................ 44
Transfer agent fees - Class C ............................................................................................................................................. 44
Transfer agent fees - Class S ............................................................................................................................................. 365
Transfer agent fees - Class Y ............................................................................................................................................ 1
Professional fees ............................................................................................................................................................... 77
Registration fees ............................................................................................................................................................... 65
Shareholder servicing fees - Class C ................................................................................................................................. 56
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 12
Proxy fees ......................................................................................................................................................................... 10
Miscellaneous ................................................................................................................................................................... 10
Expenses before reductions .............................................................................................................................................. 2,492
Expense reductions ........................................................................................................................................................... (197)
Net expenses .................................................................................................................................................................................
2,295
Net investment income (loss) ........................................................................................................................................................
2,212
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 24,721
Futures contracts .............................................................................................................................................................. 1,409
Net realized gain (loss) ..................................................................................................................................................................
26,130
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 58,224
Futures contracts .............................................................................................................................................................. 318
Net change in unrealized appreciation (depreciation) ................................................................................................................... 58,542
Net realized and unrealized gain (loss) ......................................................................................................................................... 84,672
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 86,884

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 17
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,212 $ 3,709
Net realized gain (loss) ...................................................................................................................... 26,130 9,429
Net change in unrealized appreciation (depreciation) ....................................................................... 58,542 (16,997)
Net increase (decrease) in net assets from operations ............................................................................. 86,884 (3,859)
Distributions
To shareholders
Class A .......................................................................................................................................... (589) (263)
Class C .......................................................................................................................................... (509) (157)
Class E(1) ...................................................................................................................................... — (21)
Class S ........................................................................................................................................... (5,488) (3,027)
Class Y .......................................................................................................................................... (791) (529)
Net decrease in net assets from distributions .......................................................................................... (7,377) (3,997)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (34,385) (73,541)
Total Net Increase (Decrease) in Net Assets ..........................................................................
45,122 (81,397)
Net Assets
Beginning of period .................................................................................................................................
208,657 290,054
End of period ..........................................................................................................................................
$ 253,779 $ 208,657

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
18 Equity Income Fund
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 49 $ 1,470 133 $ 3,340
Proceeds from reinvestment of distributions 21 586 11 262
Payments for shares redeemed (108) (3,225) (268) (6,442)
Net increase (decrease)
(38) (1,169) (124) (2,840)
Class C
Proceeds from shares sold 22 659 40 935
Proceeds from reinvestment of distributions 20 507 7 157
Payments for shares redeemed (147) (4,184) (315) (7,206)
Net increase (decrease)
(105) (3,018) (268) (6,114)
Class E(1)
Proceeds from shares sold — — 2 44
Proceeds from reinvestment of distributions — — 1 21
Payments for shares redeemed — — (118) (2,776)
Net increase (decrease)
— — (115) (2,711)
Class S
Proceeds from shares sold 344 10,484 365 8,287
Proceeds from reinvestment of distributions 194 5,397 128 2,983
Payments for shares redeemed (1,231) (37,281) (2,776) (67,147)
Net increase (decrease)
(693) (21,400) (2,283) (55,877)
Class Y
Proceeds from shares sold — — 123 2,42 8
Proceeds from reinvestment of distributions 20 549 13 305
Payments for shares redeemed (334) (9,347) (357) (8,732)
Net increase (decrease)
(314) (8,798) (221) ( 5 , 999 )
Total increase (decrease)
(1,150) $ (34,385) ( 3 , 011 ) $ (7 3 , 541 )

Russell Investment Company
Equity Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
20 Equity Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 23.86 .22 10.11 10.33 (.24) (.57)
October 31, 2020 24.71 .32 (.83) (.51) (.34) —
October 31, 2019 32.27 .35 1.22 1.57 (.37) (8.76)
October 31, 2018 35.18 .32 1.31 1.63 (.30) (4.24)
October 31, 2017 31.65 .26 6.46 6.72 (.27) (2.92)
Class C
October 31, 2021 23.00 (.01) 9.75 9.74 (.06) (.57)
October 31, 2020 23.82 .14 (.80) (.66) (.16) —
October 31, 2019 31.45 .16 1.15 1.31 (.18) (8.76)
October 31, 2018 34.41 .07 1.28 1.35 (.07) (4.24)
October 31, 2017 31.05 .02 6.31 6.33 (.05) (2.92)
Class S
October 31, 2021 23.75 .30 10.08 10.38 (.33) (.57)
October 31, 2020 24.60 .39 (.83) (.44) (.41) —
October 31, 2019 32.18 .43 1.20 1.63 (.45) (8.76)
October 31, 2018 35.10 .43 1.29 1.72 (.40) (4.24)
October 31, 2017 31.60 .33 6.47 6.80 (.38) (2.92)
Class Y
October 31, 2021 23.71 .35 10.06 10.41 (.38) (.57)
October 31, 2020 24.57 .42 (.83) (.41) (.45) —
October 31, 2019 32.15 .45 1.22 1.67 (.49) (8.76)
October 31, 2018 35.07 .48 1.30 1.78 (.46) (4.24)
October 31, 2017(1) 32.22 .06 3.10 3.16 (.31) —

See accompanying notes which are an integral part of the financial statements.
Equity Income Fund 21
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d )(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.81) 33.38 44.01 23,189 1.16 1.11 .71 19
(.34) 23.86 (2.02) 17,484 1.18 1.13 1.35 33
(9.13) 24.71 10.55 21,159 1.14 1.09 1.44 28
(4.54) 32.27 4.65 29,572 1.11 1.09 .97 118
(3.19) 35.18 22.63 30,614 1.11 1.11 .79 90
(.63) 32.11 42.96 23,097 1.91 1.86 (.04) 19
(.16) 23.00 (2.75) 18,971 1.93 1.88 .60 33
(8.94) 23.82 9.71 26,017 1.89 1.84 .69 28
(4.31) 31.45 3.85 35,110 1.86 1.84 .21 118
(2.97) 34.41 21.73 41,162 1.86 1.86 .05 90
(.90) 33.23 44.45 187,082 .91 .82 1.00 19
(.41) 23.75 (1.73) 150,164 .93 .84 1.64 33
(9.21) 24.60 10.86 211,753 .90 .81 1.75 28
(4.64) 32.18 4.95 395,755 .86 .80 1.25 118
(3.30) 35.10 22.94 486,964 .86 .83 1.01 90
(.95) 33.17 44.67 20,411 .71 .66 1.17 19
(.45) 23.71 (1.60) 22,038 .73 .68 1.79 33
(9.25) 24.57 11.08 28,270 .70 .65 1.86 28
(4.70) 32.15 5.12 29,845 .66 .64 1.42 118
(.31) 35.07 9.86 33,664 .66 .66 1.16 90

Russell Investment Company
Equity Income Fund
See accompanying notes which are an integral part of the financial statements.
22 Equity Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 105,770
Administration fees 10,153
Distribution fees 19,359
Shareholder servicing fees 4,827
Transfer agent fees 32,741
Trustee fees 757
$ 173,607
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 7,266 $ 69,169 $ 66,086 $ — $ — $ 10,349 $ 6 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 141,446,162 $ 114,719,680 $ (1,574,360) $ 113,145,320 $ 4,533,508 $ 18,663,456
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 2,453,644 $ 4,923,121 $ — $ 3,997,380 $ — $ —
Total distributable earnings (losses)
$ (2,365)
Additional paid-in capital
2,365

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
24 Sustainable Equity Fund
Sustainable Equity Fund
-
Class A
‡
Total
Return
1 Year 28 .16%
5 Years 14 .30%§
10 Years 13 .10%§
Sustainable Equity Fund
-
Class C
Total
Return
1 Year 34 .97%
5 Years 14 .79%§
10 Years 12 .92%§
Sustainable Equity Fund
-
Class S
Total
Return
1 Year 36 .37%
5 Years 15 .99%§
10 Years 14 .07%§
Sustainable Equity Fund
-
Class Y
Total
Return
1 Year 36 .59%
5 Years 16 .18%§
10 Years 14 .28%§
Russell 1000
®
Index**
Total
Return
1 Year 43.51%
5 Years 19.16%§
10 Years 16.30%§
Russell 1000
®
Defensive Index
TM
***
Total
Return
1 Year 36.67%
5 Years 18.00%§
10 Years 15.60%§
Sustainable Equity Linked Benchmark****
Total
Return
1 Year 38.00%
5 Years 18.23%§
10 Years 15.53%§

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Sustainable Equity Fund 25
The Sustainable Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2021, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class S and Class Y Shares gained
35.97%, 34.97%, 36.37% and 36.59%, respectively. This is
compared to the Fund’s benchmark, the Russell 1000
®
Index,
which gained 43.51% during the fiscal year. Effective January
1, 2021, RIM changed the Fund’s primary benchmark from the
Russell 1000
®
Defensive Index to the Russell 1000
®
Index. The
Sustainable Equity Linked Benchmark represents the returns
of the Russell 1000
®
Defensive Index from November 1, 2020
through December 31, 2020 and the returns of the Russell
1000
®
Index from January 1, 2021 through October 31, 2021.
The Sustainable Equity Linked Benchmark provides a means
to compare the Fund’s annual return to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Sustainable Equity Linked Benchmark gained
38.00% during the period. The Fund’s performance includes
operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 40.38%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Investor sentiment was positive during the fiscal year with
strong absolute returns in the U.S. market. Progression of
COVID-19 vaccine campaigns coupled with historic amounts of
fiscal stimulus, an accommodative Federal Reserve policy, and robust earnings growth aided in renewed levels of optimism in equities. In the market environment, stocks most closely tied to the economy, namely value and small cap-oriented equities, largely outperformed their growth and large cap peers. Energy and financials were the best performing sectors while consumer staples and utilities lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the fiscal year, the Fund was overweight stocks with lower valuation, lower market capitalization, lower volatility, and higher quality relative to its benchmark. Overall, the Fund’s factor tilts generally had a neutral effect on performance - lower valuation and smaller size were rewarded while lower volatility and higher quality detracted in the U.S. equity market.
From a sector standpoint, the Fund’s overall allocations detracted from performance, including an overweight to the consumer
staples sector and an underweight to the energy sector.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
Stock selection by the Fund’s money managers was moderately
beneficial to benchmark relative performance during the period, led by outperforming holdings within the information technology and communication services sectors.
With respect to certain of the Fund’s money managers, Jacobs
Levy Equity Management, Inc. outperformed the Fund’s
benchmark. Security selection within the information technology and consumer staples sectors was rewarded. Sector allocation decisions were positive, including an overweight to the energy sector and an underweight to the consumer discretionary sector.
Coho Partners, Ltd. underperformed the Fund’s benchmark.
Stock selection within the information technology and health care sectors held back returns. Sector allocation decisions detracted, especially an overweight to the consumer staples sector and an underweight to the information technology sector. Additionally, the manager’s tilt toward companies with lower volatility was not rewarded.
During the fiscal year, RIM utilized a positioning strategy to control Fund-level exposures and risks through the purchase
of a stock portfolio. Using the output from quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposure, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with

Russell Investment Company
Sustainable Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
26 Sustainable Equity Fund
respect to Fund exposures along factor and industry dimensions.
The Fund’s active positioning strategy provided exposure to
RIM’s strategic equity beliefs associated with quality and lower volatility. During the fiscal year, the strategy underperformed the Fund’s benchmark. The tilt toward higher quality and lower volatility stocks lagged in the U.S. equity market. Additionally, sector allocation decisions detracted from performance, including an overweight to the utilities sector and an underweight to the communication services sector.
RIM incorporates environmental, social and governance-related
(“ESG”) sustainability goals into its manager selection and
portfolio construction process. With respect to the portion of the
Fund that RIM manages, RIM seeks to tilt the portfolio toward companies that are expected to contribute to, and benefit from, a transition to a low carbon emission producing economy and
away from companies with the greatest exposure to potential
negative impacts of such a transition. In service of this, RIM seeks to identify the combination of securities that best achieves these sustainability goals while minimizing transaction costs and deviation from the money managers’ security selection.
The Fund’s ESG orientation did not contribute positively to
performance over the year, due in part to a lower weight to the energy sector which was the best performing sector over the year.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Coho Partners, Ltd. Market Oriented
Jacobs Levy Equity Management, Inc. Market Oriented
MarVista Investment Partners, LLC Market Oriented
* Assumes initial investment on November 1, 2011.
** Effective January 1, 2021, the Fund’s primary benchmark changed from the Russell 1000® Defensive Index
TM
to the Russell 1000® Index. The Russell 1000®
Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** Russell 1000
®
Defensive Index
TM
measures the performance of the large-cap defensive segment of the U.S. equity universe. It includes those Russell 1000
®
Index companies with relatively stable business conditions which are less sensitive to economic cycles, credit cycles, and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets.
**** The Sustainable Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Sustainable Equity Linked Benchmark represents the returns of the Russell 1000
®
Index through
August 14, 2012, the Russell 1000
®
Defensive Index
TM
from August 15, 2012 to December 31, 2020 and the Russell 1000
®
Index thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Sustainable Equity Fund 27
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,071.60 $ 1,018.95
Expenses Paid During Period* $ 6.47 $ 6.31
* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,067.60 $ 1,015.17
Expenses Paid During Period* $ 10.37 $ 10.11
* Expenses are equal to the Fund's annualized expense ratio of 1.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,073.20 $ 1,020.42
Expenses Paid During Period* $ 4.96 $ 4.84
* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
28 Sustainable Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,074.10 $ 1,021.22
Expenses Paid During Period* $ 4.13 $ 4.02
* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.7%
Consumer Discretionary - 14.6%
Academy Sports and Outdoors, Inc.(Æ) 6,239 267
Altice USA, Inc. Class A(Æ) 8,061 131
Amazon.com, Inc.(Æ)(Û) 2,798 9,437
AutoNation, Inc.(Æ) 1,540 187
AutoZone, Inc.(Æ)(Û) 744 1,328
BJ's Wholesale Club Holdings, Inc.(Æ)(Ð) 1,490 87
Chewy, Inc. Class A(Æ) 635 48
Columbia Sportswear Co.(Û) 7,387 767
Comcast Corp. Class A 11,361 584
Costco Wholesale Corp.(Û) 2,104 1,034
Dollar General Corp. 12,088 2,678
Domino's Pizza, Inc. 1,692 827
DR Horton, Inc. 2,850 254
Driven Brands, Inc.(Æ) 2,436 79
Foot Locker, Inc. 1,079 51
Ford Motor Credit Co. LLC(Û) 73,550 1,256
General Motors Co.(Æ)(Û) 15,706 855
Genuine Parts Co. 295 39
Grand Canyon Education, Inc.(Æ)(Ð) 3,003 239
H&R Block, Inc. 8,003 185
Hilton Worldwide Holdings, Inc.(Æ) 5,044 726
Home Depot, Inc. (The) 1,830 680
Kontoor Brands, Inc. 3,138 166
Lear Corp. 1,294 222
Lennar Corp. Class A 1,288 129
Lennar Corp. Class B 948 78
LKQ Corp. 2,733 151
Lowe's Cos., Inc. 16,282 3,807
Madison Square Garden Sports Corp. Class
A(Æ) 875 166
Netflix, Inc.(Æ) 4,536 3,131
Newell Rubbermaid, Inc.(Û) 8,021 184
Nike, Inc. Class B 17,840 2,984
NVR, Inc.(Æ) 18 88
Planet Fitness, Inc. Class A(Æ) 2,068 165
Pool Corp. 64 33
PulteGroup, Inc. 2,007 96
Ross Stores, Inc. 29,374 3,325
Service Corp. International 12,284 841
Starbucks Corp.(Û) 22,432 2,380
Target Corp. 1,859 483
Texas Roadhouse, Inc. Class A 878 78
TJX Cos., Inc. (The) 2,557 167
Ulta Beauty, Inc.(Æ) 356 131
Under Armour , Inc. Class A(Æ)(Ð) 7,301 160
Vista Outdoor, Inc.(Æ) 1,563 65
Walmart, Inc. 11,016 1,646
Walt Disney Co. (The)(Æ) 1,655 280
Yum China Holdings, Inc. 2,497 143
42,838
Consumer Staples - 10.2%
Archer-Daniels-Midland Co.(Ð)(Û) 21,179 1,361
Bunge, Ltd. 8,564 793
Coca-Cola Co. (The) 44,722 2,521
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Colgate-Palmolive Co. 30,766 2,344
ConAgra Foods, Inc. 27,755 894
CVS Health Corp.(Û) 50,575 4,516
Grocery Outlet Holding Corp.(Æ)(Ð) 4,599 102
Herbalife Nutrition, Ltd.(Æ)(Û) 3,870 180
Hershey Co. (The)(Û) 4,585 804
JM Smucker Co. (The) 8,448 1,038
Kroger Co. (The)(Ð) 55,059 2,203
Lancaster Colony Corp. 1,028 175
Molson Coors Beverage Co. Class B(Ð) 4,356 192
Mondelez International, Inc. Class A 28,233 1,715
PepsiCo, Inc. 9,236 1,493
Post Holdings, Inc.(Æ) 6,401 650
Procter & Gamble Co. (The) 7,858 1,124
Sprouts Farmers Market, Inc.(Æ)(Ð) 4,790 106
Sysco Corp. 36,908 2,838
Tyson Foods, Inc. Class A 12,569 1,005
Unilever PLC - ADR 59,461 3,185
Walgreens Boots Alliance, Inc.(Ð) 13,555 637
29,876
Energy - 0.3%
Kinder Morgan, Inc.(Û) 32,187 540
Phillips 66(Û) 5,181 387
Texas Pacific Land Corp. 40 51
978
Financial Services - 20.5%
Alleghany Corp.(Æ) 1,061 691
American Express Co. 2,203 383
American Tower Corp.(ö) 7,409 2,089
Arch Capital Group, Ltd.(Æ) 9,950 416
Assurant, Inc.(Ð) 2,234 360
AvalonBay Communities, Inc.(ö) 249 59
Axis Capital Holdings, Ltd. 3,727 194
Bank of America Corp. 5,693 272
Berkshire Hathaway, Inc. Class B(Æ) 17,796 5,108
Brighthouse Financial, Inc.(Æ) 2,354 118
Camden Property Trust(ö) 3,542 578
Capital One Financial Corp. 1,768 267
CBRE Group, Inc. Class A(Æ) 5,504 573
Charles Schwab Corp. (The) 41,944 3,441
Citigroup, Inc. 3,379 234
Citizens Financial Group, Inc. 1,671 79
CNA Financial Corp. 6,441 289
CoreSite Realty Corp. Class A(ö) 1,960 279
Crown Castle International Corp.(ö) 1,277 230
Digital Realty Trust, Inc.(Ð)(ö) 3,954 624
DigitalBridge Group, Inc.(Æ)(Ð)(ö) 17,302 116
Discover Financial Services 1,460 165
Equinix , Inc.(Æ)(Ð)(ö) 1,476 1,236
Equity Commonwealth(Æ)(Ð)(ö) 26,353 683
Everest Re Group, Ltd.(Ð) 2,893 757
Extra Space Storage, Inc.(ö) 5,461 1,077
First Republic Bank 20,705 4,479
Global Payments, Inc. 17,090 2,444

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
30 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goldman Sachs Group, Inc. (The) 523 216
Interactive Brokers Group, Inc. Class A(Û) 3,506 248
Jones Lang LaSalle, Inc.(Æ) 1,286 332
JPMorgan Chase & Co. 4,308 732
Kemper Corp. 3,590 228
Life Storage, Inc.(Æ)(ö) 2,962 396
Markel Corp.(Æ) 2,872 3,771
MarketAxess Holdings, Inc. 554 226
Marsh & McLennan Cos., Inc. 16,141 2,692
MasterCard, Inc. Class A 1,457 489
Mercury General Corp.(Ð) 7,707 420
MetLife, Inc.(Û) 10,376 652
Moody's Corp. 7,670 3,100
PayPal Holdings, Inc.(Æ) 2,204 513
Popular, Inc. 2,179 177
Progressive Corp. (The)(Û) 4,170 396
Prologis, Inc.(ö) 7,765 1,126
Public Storage(ö) 4,350 1,445
Raymond James Financial, Inc. 891 88
Regency Centers Corp.(ö) 1,907 134
Regions Financial Corp. 7,194 170
RenaissanceRe Holdings, Ltd.(Ð) 2,871 407
Rexford Industrial Realty, Inc.(ö) 105 7
Safehold , Inc.(Æ)(Ð) 1,425 106
SBA Communications Corp.(ö) 2,885 996
State Street Corp. 30,756 3,031
Sun Communities, Inc.(ö) 349 68
Synchrony Financial 12,128 563
T. Rowe Price Group, Inc. 920 200
Travelers Cos., Inc. (The)(Ð)(Û) 8,073 1,299
Unum Group 5,216 133
US Bancorp 77,011 4,649
Virtu Financial, Inc. Class A(Ð) 7,356 183
Visa, Inc. Class A 13,839 2,931
Wells Fargo & Co. 7,872 403
Western Alliance Bancorp 642 75
59,843
Health Care - 13.2%
Abbott Laboratories 1,448 187
Agilent Technologies, Inc. 706 111
Align Technology, Inc.(Æ) 452 282
AmerisourceBergen Corp. Class A 5,976 729
Amgen, Inc. 10,338 2,140
AMN Healthcare Services, Inc.(Æ) 1,186 117
Anthem, Inc.(Û) 2,582 1,124
Arena Pharmaceuticals, Inc.(Æ)(Ð) 1,326 76
AstraZeneca PLC - ADR 6,149 384
Becton Dickinson and Co. 253 61
BioMarin Pharmaceutical, Inc.(Æ)(Û) 4,479 355
Boston Scientific Corp.(Æ) 3,590 155
Bristol-Myers Squibb Co.(Û) 25,733 1,503
Cardinal Health, Inc. 8,104 387
Centene Corp.(Æ) 9,075 647
Charles River Laboratories International,
Inc.(Æ) 236 106
Cooper Cos., Inc. (The) 399 166
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DexCom , Inc.(Æ)(Ð) 1,118 697
Edwards Lifesciences Corp.(Æ) 869 104
Exelixis , Inc.(Æ) 8,554 184
Gilead Sciences, Inc.(Û) 21,047 1,366
Humana, Inc. 3,185 1,475
IDEXX Laboratories, Inc.(Æ) 263 175
Illumina, Inc.(Æ) 269 112
Incyte Corp.(Æ)(Û) 8,707 583
Intuitive Surgical, Inc.(Æ) 918 332
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 5,644 180
Jazz Pharmaceuticals PLC(Æ) 1,992 265
Johnson & Johnson 36,899 6,010
McKesson Corp. 3,642 757
Medtronic PLC 19,997 2,397
Merck & Co., Inc. 1,793 158
Moderna , Inc.(Æ) 246 85
Molina Healthcare, Inc.(Æ) 3,053 903
Penumbra, Inc.(Æ) 893 247
Perrigo Co. PLC 19,518 881
Pfizer, Inc. 2,784 122
PTC Therapeutics, Inc.(Æ) 2,445 93
Quest Diagnostics, Inc. 5,440 798
Regeneron Pharmaceuticals, Inc.(Æ) 149 95
ResMed , Inc.(Ð)(Û) 1,978 520
Stryker Corp. 650 173
Tandem Diabetes Care, Inc.(Æ) 470 64
Teleflex, Inc. 3,010 1,074
Thermo Fisher Scientific, Inc. 4,319 2,734
United Therapeutics Corp.(Æ) 4,495 857
UnitedHealth Group, Inc. 9,467 4,359
Vertex Pharmaceuticals, Inc.(Æ)(Û) 6,091 1,126
Viatris , Inc. Class W 57,530 768
West Pharmaceutical Services, Inc. 393 169
Zoetis, Inc. Class A 319 69
38,462
Materials and Processing - 2.9%
Air Products & Chemicals, Inc. 4,416 1,324
Ball Corp.(Ð) 5,674 519
Carrier Global Corp.(Û) 14,999 783
Copart , Inc.(Æ) 1,089 169
Dow, Inc.(Ð) 3,415 191
Ecolab, Inc. 9,343 2,076
FMC Corp. 3,408 310
Freeport-McMoRan, Inc. 3,309 125
Huntsman Corp. 6,984 228
Linde PLC 1,493 477
Newmont Corp.(Ð) 13,003 702
Olin Corp. 3,492 199
PPG Industries, Inc. 7,538 1,210
Terminix Global Holdings, Inc.(Æ) 4,939 200
8,513
Producer Durables - 11.0%
3M Co. 841 150
AGCO Corp. 1,344 164

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Allegiant Travel Co. Class A(Æ)(Ð) 760 133
Allison Transmission Holdings, Inc. Class A 3,680 123
Arcosa , Inc. 1,548 80
Automatic Data Processing, Inc. 9,638 2,164
Caterpillar, Inc. 1,088 222
CH Robinson Worldwide, Inc.(Ð) 8,105 786
Danaher Corp. 1,092 340
Deere & Co. 1,041 356
Expeditors International of Washington, Inc. 390 48
FedEx Corp. 607 143
Fortive Corp. 23,545 1,783
frontdoor , Inc.(Æ) 5,601 209
FTI Consulting, Inc.(Æ)(Ð) 1,584 228
Generac Holdings, Inc.(Æ) 349 174
Honeywell International, Inc. 18,584 4,063
Jacobs Engineering Group, Inc. 3,045 428
JB Hunt Transport Services, Inc. 376 74
Keysight Technologies, Inc.(Æ) 475 86
L3Harris Technologies, Inc. 846 195
ManpowerGroup , Inc. 2,543 246
Mettler -Toledo International, Inc.(Æ) 1,488 2,204
Northrop Grumman Corp. 3,517 1,256
Old Dominion Freight Line, Inc. 494 169
Otis Worldwide Corp.(Û) 6,768 544
Paychex, Inc. 142 18
Republic Services, Inc. Class A 7,526 1,013
Roper Technologies, Inc. 3,479 1,697
Ryder System, Inc.(Ð) 6,565 558
Schneider National, Inc. Class B(Ð) 24,542 612
Southwest Gas Holdings, Inc. 2,686 186
Stanley Black & Decker, Inc. 10,880 1,955
Terex Corp. 5,749 258
Textron, Inc. 1,289 95
TransDigm Group, Inc.(Æ) 1,855 1,157
Trinity Industries, Inc. 3,787 106
United Parcel Service, Inc. Class B 14,093 3,008
United Rentals, Inc.(Æ) 548 208
Vontier Corp. 61,857 2,093
Werner Enterprises, Inc. 4,497 204
WW Grainger, Inc. 4,901 2,270
Xerox Holdings Corp. 6,925 123
Zebra Technologies Corp. Class A(Æ) 296 158
32,087
Technology - 28.6%
Accenture PLC Class A 1,469 527
Activision Blizzard, Inc. 421 33
Adobe, Inc.(Æ) 6,628 4,311
Airbnb, Inc. Class A(Æ) 425 73
Akamai Technologies, Inc.(Æ)(Ð) 3,658 386
Alphabet, Inc. Class A(Æ) 485 1,436
Alphabet, Inc. Class C(Æ)(Û) 3,250 9,637
Amdocs, Ltd. 10,500 817
Amphenol Corp. Class A 22,505 1,728
Apple, Inc.(Û) 68,290 10,231
Applied Materials, Inc. 3,665 501
Arrow Electronics, Inc.(Æ) 3,454 400
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atlassian Corp. PLC Class A(Æ) 3,126 1,432
Avnet, Inc. 1,600 61
Bentley Systems, Inc. Class B(Ð) 2,858 169
Broadcom, Inc. 600 319
Cadence Design Systems, Inc.(Æ) 458 79
Ciena Corp.(Æ) 12,982 705
Cirrus Logic, Inc.(Æ) 9,669 781
Cisco Systems, Inc. 4,872 273
Citrix Systems, Inc. 3,634 344
Cognizant Technology Solutions Corp. Class
A 1,273 99
CommVault Systems, Inc.(Æ) 2,169 133
Corteva , Inc. 3,413 147
Dell Technologies, Inc. Class C(Æ)(Û) 10,738 1,181
Dropbox, Inc. Class A(Æ)(Ð) 27,784 847
Duck Creek Technologies, Inc.(Æ)(Ð) 4,068 128
Electronic Arts, Inc.(Û) 9,010 1,264
EPAM Systems, Inc.(Æ) 118 79
Fidelity National Information Services, Inc. 1,878 208
Fiserv, Inc.(Æ) 1,718 169
Fortinet, Inc.(Æ) 3,094 1,040
GoDaddy , Inc. Class A(Æ) 8,293 574
Hewlett Packard Enterprise Co. Class H 32,627 478
HP, Inc. (Û) 23,382 709
Intel Corp.(Ð) 25,169 1,234
Intuit, Inc. 8,573 5,367
Jabil Circuit, Inc. 5,591 335
Jamf Holding Corp.(Æ) 2,838 135
Juniper Networks, Inc.(Ð) 29,332 866
KLA Corp. 587 219
Lam Research Corp. 514 290
McAfee Corp. Class A(Ð) 3,665 78
Meta Platforms, Inc. Class A(Æ) 10,809 3,497
Microchip Technology, Inc. 70,798 5,245
Micron Technology, Inc.(Û) 20,118 1,390
Microsoft Corp.(Û) 29,630 9,827
Monolithic Power Systems, Inc. 281 148
NetApp, Inc. 4,281 382
New Relic, Inc.(Æ) 4,451 361
NortonLifeLock , Inc.(Æ)(Ð) 11,953 304
Nutanix , Inc. Class A(Æ) 4,101 141
NVIDIA Corp. 4,706 1,203
Opendoor Technologies, Inc (Æ) 3,844 91
Parsons Corp.(Æ) 4,319 150
Paycom Software, Inc.(Æ) 128 70
Pure Storage, Inc. Class A(Æ) 7,580 204
Qorvo , Inc.(Æ) 322 54
QUALCOMM, Inc. 1,391 185
Rambus, Inc.(Æ)(Ð) 4,780 111
Raytheon Technologies Corp. 2,388 212
Salesforce.com, Inc.(Æ) 8,036 2,408
Sanmina Corp.(Æ)(Ð) 4,241 160
SAP SE - ADR 12,490 1,808
ServiceNow , Inc.(Æ) 2,065 1,441
Skyworks Solutions, Inc. 406 68
SolarWinds Corp. 3,573 58
Synopsys, Inc.(Æ) 997 332

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
32 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Take-Two Interactive Software, Inc.(Æ) 4,489 813
TE Connectivity, Ltd. 1,773 259
Texas Instruments, Inc. 1,240 232
Twitter, Inc.(Æ)(Ð) 11,881 636
Tyler Technologies, Inc.(Æ) 112 61
VeriSign, Inc.(Æ) 4,698 1,046
Viavi Solutions, Inc. Class W(Æ) 18,434 284
Western Digital Corp.(Æ)(Ð) 5,909 309
Workday, Inc. Class A(Æ) 496 144
Xilinx, Inc. 11 2
Zoom Video Communications, Inc. Class
A(Æ) 333 91
Zynga, Inc. Class A(Æ) 32,635 241
83,791
Utilities - 2.4%
AT&T, Inc.(Û) 61,540 1,554
Atmos Energy Corp.(Ð) 6,414 591
Cheniere Energy, Inc. 3,654 378
Consolidated Edison Co., Inc. 2,736 206
Edison International 7,688 484
Eversource Energy 11,898 1,010
Exelon Corp.(Ð) 7,547 401
National Fuel Gas Co. 908 52
Portland General Electric Co. 5,840 288
Sempra Energy 515 66
Spire, Inc.(Ð) 2,851 179
T-Mobile USA, Inc.(Æ) 1,152 133
Verizon Communications, Inc. 33,944 1,797
7,139
Total Common Stocks
(cost $210,387) 303,527
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 12,450,803 (∞) 12,448
Total Short-Term Investments
(cost $12,448) 12,448
Total Investments - 108.0%
(identified cost $222,835) 315,975
Securities Sold Short - (8.2)%
Consumer Discretionary - (1.7)%
AMC Entertainment Holdings, Inc. Class
A(Æ) (14,084) (498)
Caesars Entertainment, Inc.(Æ) (4,595) (503)
Cardlytics, Inc.(Æ) (932) (73)
Carvana Co.(Æ) (1,203) (365)
DISH Network Corp. Class A(Æ) (4,855) (199)
Fox Factory Holding Corp.(Æ) (2,392) (385)
fuboTV , Inc.(Æ) (1,775) (53)
Leggett & Platt, Inc. (7,895) (370)
Liberty Broadband Corp. Class A(Æ) (2,345) (377)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (2,386) (161)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Overstock.com, Inc.(Æ) (460) (44)
Penn National Gaming, Inc.(Æ) (5,835) (418)
Restoration Hardware(Æ) (593) (391)
Stitch Fix, Inc. Class A(Æ) (2,116) (73)
Vroom, Inc.(Æ) (2,639) (50)
Walt Disney Co. (The)(Æ) (2,361) (399)
Wayfair, Inc. Class A(Æ) (1,264) (315)
World Wrestling Entertainment, Inc. Class A (589) (36)
Wynn Resorts, Ltd.(Æ) (4,206) (378)
(5,088)
Consumer Staples - (0.1)%
Celsius Holdings, Inc.(Æ) (2,482) (240)
WD-40 Co. (647) (147)
(387)
Energy - (0.2)%
ChampionX Corp.(Æ) (2,276) (60)
FuelCell Energy, Inc.(Æ) (4,380) (35)
Sunrun , Inc.(Æ) (5,965) (344)
(439)
Financial Services - (1.0)%
Apollo Global Management, Inc. (6,720) (517)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (7,951) (480)
Kimco Realty Corp.(ö) (16,298) (368)
Park Hotels & Resorts, Inc.(Æ)(ö) (11,948) (221)
Pebblebrook Hotel Trust(ö) (3,636) (82)
Rocket Companies, Inc. Class A (7,394) (122)
Shift4 Payments, Inc. Class A(Æ) (2,325) (147)
Simon Property Group, LP(ö) (2,811) (412)
SL Green Realty Corp.(ö) (2,300) (161)
Trupanion , Inc.(Æ) (2,168) (222)
Urban Edge Properties(ö) (4,281) (75)
(2,807)
Health Care - (2.4)%
10x Genomics, Inc. Class A(Æ) (773) (125)
1Life Healthcare, Inc.(Æ) (3,689) (80)
AbbVie, Inc. (3,639) (417)
Agilent Technologies, Inc. (2,509) (395)
Allakos , Inc.(Æ) (497) (50)
Apollo Medical Holdings, Inc.(Æ) (499) (34)
Arrowhead Pharmaceuticals, Inc.(Æ) (1,217) (78)
BioCryst Pharmaceuticals, Inc.(Æ) (7,631) (114)
Bio-Rad Laboratories, Inc. Class A(Æ) (393) (312)
Bio- Techne Corp.(Æ) (1,086) (569)
Blueprint Medicines Corp.(Æ) (4,094) (461)
Bruker Corp. (3,503) (281)
CareDx , Inc.(Æ) (586) (30)
Editas Medicine, Inc.(Æ) (608) (22)
Exact Sciences Corp.(Æ) (3,902) (372)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fate Therapeutics, Inc.(Æ) (3,753) (202)
Fulgent Genetics, Inc.(Æ) (425) (35)
ICU Medical, Inc.(Æ) (505) (118)
Illumina, Inc.(Æ) (660) (274)
ImmunityBio , Inc.(Æ) (3,608) (28)
Insmed , Inc.(Æ) (1,575) (47)
Intra-Cellular Therapies, Inc. Class A(Æ) (4,918) (212)
Invitae Corp.(Æ) (9,524) (252)
Kodiak Sciences, Inc.(Æ) (432) (51)
Kymera Therapeutics, Inc.(Æ) (492) (29)
Mirati Therapeutics, Inc.(Æ) (310) (59)
Option Care Health, Inc.(Æ) (3,994) (109)
Pacific Biosciences of California, Inc.(Æ) (1,326) (35)
Premier, Inc. Class A (2,460) (96)
R1 RCM, Inc.(Æ) (14,842) (322)
Relay Therapeutics, Inc.(Æ) (1,630) (54)
Repligen Corp.(Æ) (598) (174)
Surgery Partners, Inc.(Æ) (1,978) (81)
Teladoc Health, Inc.(Æ) (1,918) (287)
TG Therapeutics, Inc.(Æ) (1,449) (45)
Thermo Fisher Scientific, Inc. (728) (461)
Turning Point Therapeutics, Inc.(Æ) (1,000) (42)
UnitedHealth Group, Inc. (279) (128)
Veracyte , Inc.(Æ) (10,287) (493)
West Pharmaceutical Services, Inc. (197) (85)
(7,059)
Materials and Processing - (0.6)%
Builders FirstSource , Inc.(Æ) (8,845) (515)
Fastenal Co. (7,319) (418)
International Flavors & Fragrances, Inc. (2,838) (418)
Quaker Chemical Corp. (1,641) (403)
RBC Bearings, Inc.(Æ) (366) (86)
(1,840)
Producer Durables - (0.7)%
Altra Industrial Motion Corp. (2,683) (140)
ASGN, Inc.(Æ) (1,505) (180)
Bloom Energy Corp. Class A(Æ) (1,844) (58)
Cryoport , Inc.(Æ) (3,546) (289)
Danaher Corp. (1,301) (406)
LCI Industries (944) (132)
Macquarie Infrastructure Corp. (38,697) (143)
Middleby Corp.(Æ) (1,670) (305)
Parker-Hannifin Corp. (1,290) (383)
Plug Power, Inc.(Æ) (1,148) (44)
QuantumScape Corp.(Æ) (1,564) (45)
(2,125)
Technology - (1.4)%
3D Systems Corp.(Æ) (6,462) (182)
Advanced Micro Devices, Inc.(Æ) (4,037) (485)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Analog Devices, Inc. (2,699) (468)
Appian Corp.(Æ) (821) (82)
BigCommerce Holdings, Inc.(Æ) (603) (28)
Bill.com Holdings, Inc.(Æ) (883) (260)
Brooks Automation, Inc. (3,500) (408)
Bumble, Inc. Class A(Æ) (652) (34)
Digital Turbine, Inc.(Æ) (1,171) (101)
E2open Parent Holdings, Inc.(Æ) (10,043) (126)
Fastly , Inc. Class A(Æ) (1,082) (55)
Flying Eagle Acquisition Corp.(Æ) (6,182) (69)
II-VI, Inc.(Æ) (977) (59)
Opendoor Technologies, Inc (Æ) (1,639) (39)
Palantir Technologies, Inc. Class A(Æ) (12,394) (321)
Rogers Corp.(Æ) (378) (76)
Roku, Inc.(Æ) (844) (257)
Sabre Corp.(Æ) (15,937) (165)
Snowflake, Inc. Class A(Æ) (833) (295)
Wolfspeed , Inc.(Æ) (3,808) (456)
(3,966)
Utilities - (0.1)%
Antero Midstream Corp. (20,437) (217)
New Fortress Energy LLC (2,404) (72)
(289)
Total Securities Sold Short
(proceeds $21,747) (24,000)
Other Assets and Liabilities, Net
- 0.2%
617
Net Assets - 100.0%
292,592

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
34 Sustainable Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 56 USD 12,872 12/21 348
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 348
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 42,838 $ — $ —
$ —
$ 42,838 14.6
Consumer Staples 29,876 — —
—
29,876 10.2
Energy 978 — —
—
978 0.3
Financial Services 59,843 — —
—
59,843 20.5
Health Care 38,462 — —
—
38,462 13.2
Materials and Processing 8,513 — —
—
8,513 2.9
Producer Durables 32,087 — —
—
32,087 11.0
Technology 83,791 — —
—
83,791 28.6
Utilities 7,139 — —
—
7,139 2.4
Short-Term Investments — — — 12,448 12,448 4.3
Total Investments 303,527 — — 12,448 315,975 108.0
Securities Sold Short
**
(24,000) — — — (24,000) (8.2)
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Assets
Futures Contracts 348 — — — 348 0.1
Total Other Financial Instruments
*
$ 348 $ — $ — $ — $ 348
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 35
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 348
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 338
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 348
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
36 Sustainable Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 24,000 $ — $ 24,000
Total Financial and Derivative Liabilities
24,000 — 24,000
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 24,000 $ — $ 24,000
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 24,000 $ — $ 24,000 $ —
Total
$ 24,000 $ — $ 24,000 $ —
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 37
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 222,835
Investments, at fair value(>) ...........................................................................................................................................................
315,975
Receivables:
Dividends and interest ....................................................................................................................................................... 182
Investments sold ................................................................................................................................................................ 1,465

Total assets .................................................................................................................................................
318,307
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 1,340
Fund shares redeemed ....................................................................................................................................................... 59
Accrued fees to affiliates .................................................................................................................................................... 213
Other accrued expenses ..................................................................................................................................................... 103
Securities sold short, at fair value(‡) .............................................................................................................................................. 24,000
Total liabilities .............................................................................................................................................
25,715
Net Assets ............................................................................................................................................................
$ 292,592

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 Sustainable Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 142,117
Shares of beneficial interest ...........................................................................................................................................................
49
Additional paid-in capital ..............................................................................................................................................................
150,426
Net Assets ............................................................................................................................................................
$ 292,592
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 59.98
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 63.64
Class A — Net assets ............................................................................................................................................................. $ 24,380,017
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 406,478
Net asset value per share: Class C(#) .............................................................................................................................................
$ 58.42
Class C — Net assets ............................................................................................................................................................. $ 31,129,968
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 532,859
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 60.11
Class S — Net assets ............................................................................................................................................................. $ 225,750,376
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 3,755,317
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 59.95
Class Y — Net assets ............................................................................................................................................................. $ 11,331,340
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 189,002
Amounts in thousands
(‡)     Proceeds on securities sold short $ 21,747
(>)     Investments in affiliates, U.S. Cash Management Fund $ 12,448
(a)     Receivable from Broker for Futures $ 334
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 39
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 4,293
Dividends from affiliated funds ......................................................................................................................................... 7
Securities lending income (net) ......................................................................................................................................... 1
Total investment income ...............................................................................................................................................................
4,301
Expenses
Advisory fees .................................................................................................................................................................... 1,583
Administrative fees ........................................................................................................................................................... 138
Custodian fees ................................................................................................................................................................... 119
Distribution fees - Class A ................................................................................................................................................ 57
Distribution fees - Class C ................................................................................................................................................ 224
Transfer agent fees - Class A ............................................................................................................................................ 46
Transfer agent fees - Class C ............................................................................................................................................. 60
Transfer agent fees - Class S ............................................................................................................................................. 448
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 77
Registration fees ............................................................................................................................................................... 64
Shareholder servicing fees - Class C ................................................................................................................................. 75
Trustees’ fees .................................................................................................................................................................... 11
Printing fees ...................................................................................................................................................................... 19
Dividends from securities sold short ................................................................................................................................. 321
Interest expense paid on securities sold short ................................................................................................................... 166
Proxy fees ......................................................................................................................................................................... 14
Miscellaneous ................................................................................................................................................................... 11
Expenses before reductions .............................................................................................................................................. 3, 433
Expense reductions ........................................................................................................................................................... (214)
Net expenses .................................................................................................................................................................................
3,219
Net investment income (loss) ........................................................................................................................................................
1,082
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 68,911
Futures contracts .............................................................................................................................................................. 338
Securities sold short .......................................................................................................................................................... (9,551)
Net realized gain (loss) ..................................................................................................................................................................
59,698
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 25, 417
Futures contracts .............................................................................................................................................................. 348
Securities sold short .......................................................................................................................................................... 746
Net change in unrealized appreciation (depreciation) ................................................................................................................... 26,511
Net realized and unrealized gain (loss) ......................................................................................................................................... 86,209
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 87,291
**      Less than $500.

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
40 Sustainable Equity Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,082 $ 1,831
Net realized gain (loss) ...................................................................................................................... 59,698 53,446
Net change in unrealized appreciation (depreciation) ....................................................................... 26,511 (40,204)
Net increase (decrease) in net assets from operations ............................................................................. 87,291 15,073
Distributions
To shareholders
Class A .......................................................................................................................................... (3,029) (2,471)
Class C .......................................................................................................................................... (4,109) (3,446)
Class E (1) ..................................................................................................................................... — (215)
Class S ........................................................................................................................................... (31,483) (27,883)
Class Y .......................................................................................................................................... (1,735) (1,364)
Net decrease in net assets from distributions .......................................................................................... (40,356) (35,379)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (12,968) (161,974)
Total Net Increase (Decrease) in Net Assets ..........................................................................
33,967 (182,280)
Net Assets
Beginning of period .................................................................................................................................
258,625 440,905
End of period ..........................................................................................................................................
$ 292,592 $ 258,625

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 41
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 32 $ 1,813 53 $ 2,719
Proceeds from reinvestment of distributions 60 2,979 48 2,444
Payments for shares redeemed (70) (3,854) (112) (5,485)
Net increase (decrease)
22 938 (11) (322)
Class C
Proceeds from shares sold 9 476 19 912
Proceeds from reinvestment of distributions 84 4,075 67 3,380
Payments for shares redeemed (93) (4,846) (138) (6,914)
Net increase (decrease)
( — )
**
(295) (52) (2,622)
Class E (1)
Proceeds from shares sold — — 2 125
Proceeds from reinvestment of distributions — — 4 214
Payments for shares redeemed — — (41) (2,049)
Net increase (decrease)
— — (35) (1,710)
Class S
Proceeds from shares sold 137 7,406 253 12,589
Proceeds from reinvestment of distributions 597 29,661 516 26,374
Payments for shares redeemed (901) (49,317) (1,252) (62,957)
Net increase (decrease)
(167) (12,250) (483) (23,994)
Class Y
Proceeds from shares sold —
**
12 7 285
Proceeds from reinvestment of distributions 35 1,735 27 1,364
Payments for shares redeemed (60) (3,108) (2,422) (134,975)
Net increase (decrease)
(25) (1, 361 ) (2,388) (133,326)
Total increase (decrease)
(170) $ (12, 968 ) (2,969) $ (161,974)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
** Less than 500 shares.

Russell Investment Company
Sustainable Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
42 Sustainable Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 51.21 .11 16.63 16.74 (.33) (7.64)
October 31, 2020 54.96 .25 2.34 2.59 (.25) (6.09)
October 31, 2019 52.52 .35 6.46 6.81 (.33) (4.04)
October 31, 2018 53.93 .29 3.46 3.75 (.34) (4.82)
October 31, 2017 49.22 .34 8.20 8.54 (.30) (3.53)
Class C
October 31, 2021 50.27 (.29) 16.27 15.98 (.19) (7.64)
October 31, 2020 54.23 (.13) 2.30 2.17 (.04) (6.09)
October 31, 2019 52.01 (.04) 6.38 6.34 (.08) (4.04)
October 31, 2018 53.53 (.11) 3.43 3.32 (.02) (4.82)
October 31, 2017 48.98 (.04) 8.15 8.11 (.03) (3.53)
Class S
October 31, 2021 51.29 .28 16.65 16.93 (.47) (7.64)
October 31, 2020 55.06 .39 2.33 2.72 (.40) (6.09)
October 31, 2019 52.60 .50 6.47 6.97 (.47) (4.04)
October 31, 2018 54.01 .44 3.47 3.91 (.50) (4.82)
October 31, 2017 49.29 .47 8.23 8.70 (.45) (3.53)
Class Y
October 31, 2021 51.18 .37 16.60 16.97 (.56) (7.64)
October 31, 2020 54.95 .33 2.47 2.80 (.48) (6.09)
October 31, 2019 52.51 .57 6.46 7.03 (.55) (4.04)
October 31, 2018 53.93 .52 3.46 3.98 (.58) (4.82)
October 31, 2017 49.22 .57 8.21 8.78 (.54) (3.53)

See accompanying notes which are an integral part of the financial statements.
Sustainable Equity Fund 43
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)
%
Portfolio
Turnover Rate
(7.97) 59.98 35.97 24,380 1.33 1.28 .21 131
(6.34) 51.21 4.75 19,682 1.42 1.38 .48 90
(4.37) 54.96 14.69 21,731 1.43 1.43 .68 71
(5.16) 52.52 7.17 23,608 1.44 1.44 .54 67
(3.83) 53.93 18.25 26,181 1.37 1.37 .67 99
(7.83) 58.42 34.97 31,130 2.08 2.03 (.54) 131
(6.13) 50.27 3.96 26,788 2.17 2.13 (.27) 90
(4.12) 54.23 13.80 31,720 2.18 2.18 (.08) 71
(4.84) 52.01 6.36 34,361 2.19 2.19 (.21) 67
(3.56) 53.53 17.36 41,987 2.12 2.12 (.08) 99
(8.11) 60.11 36.37 225,751 1.08 .99 .50 131
(6.49) 51.29 5.03 201,214 1.17 1.09 .77 90
(4.51) 55.06 15.03 242,569 1.19 1.15 .97 71
(5.32) 52.60 7.49 274,932 1.19 1.15 .83 67
(3.98) 54.01 18.57 311,079 1.12 1.09 .91 99
(8.20) 59.95 36.57 11,331 .88 .83 .66 131
(6.57) 51.18 5.21 10,941 .90 .87 .64 90
(4.59) 54.95 15.19 142,970 .99 .99 1.10 71
(5.40) 52.51 7.65 154,392 .99 .99 .99 67
(4.07) 53.93 18.79 203,480 .92 .92 1.11 99

Russell Investment Company
Sustainable Equity Fund
See accompanying notes which are an integral part of the financial statements.
44 Sustainable Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 129,842
Administration fees 11,694
Distribution fees 24,439
Shareholder servicing fees 6,454
Transfer agent fees 39,364
Trustee fees 724
$ 212,517
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ — $ 3,590 $ 3,590 $ — $ — $ — $ — $ —
U.S. Cash Management Fund 9,439 103,901 100,892 — — 12,448 7 —
$ 9,439 $ 107,491 $ 104,482 $ — $ — $ 12,448 $ 7 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 205,027,369 $ 94,346,043 $ (7,398,630) $ 86,947,413 $ 13,736,780 $ 41,432,001
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 9,977,350 $ 30,378,815 $ — $ 7,492,230 $ 27,886,517 $ —
Total distributable earnings (losses)
$ (5,046)
Additional paid-in capital
5,046

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
46 U.S. Strategic Equity Fund
U.S. Strategic Equity Fund
-
Class A
‡
Total
Return
1 Year 31 .16%
5 Years 15 .72%§
Inception* 13 .64%§
U.S. Strategic Equity Fund
-
Class C
Total
Return
1 Year 38 .18%
5 Years 16 .22%§
Inception* 13 .52%§
U.S. Strategic Equity Fund
-
Class M
‡‡
Total
Return
1 Year 39 .83%
5 Years 17 .49%§
Inception* 14 .71%§
U.S. Strategic Equity Fund
-
Class S
Total
Return
1 Year 39 .62%
5 Years 17 .38%§
Inception* 14 .66%§
Russell 1000
®
Index**
Total
Return
1 Year 43 .51%
5 Years 19 .16%§
Inception* 16 .27%§

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
U.S. Strategic Equity Fund 47
The U.S. Strategic Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. RIM may change a Fund’s
asset allocation at any time, including not allocating Fund assets to one or more money manager strategies. Fund assets not
allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2021, the Fund had four money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class M, and Class S Shares gained
39.21%, 38.18%, 39.83%, and 39.62% respectively. This is
compared to the Fund’s benchmark, the Russell 1000
®
Index,
which gained 43.51% during the same fiscal year. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 40.38%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or capitalization benchmark other than the Fund’s index (a “RIM-assigned
benchmark”). However, the Fund’s primary index remains the
benchmark for the Fund and is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Investor sentiment was positive during the fiscal year with
strong absolute returns in the U.S. market. Progression of
COVID-19 vaccine campaigns coupled with historic amounts of
fiscal stimulus, an accommodative Federal Reserve policy, and robust earnings growth aided in renewed levels of optimism in equities. In the market environment, stocks most closely tied to the economy, namely value and small cap-oriented equities, largely outperformed their growth and large cap peers. Energy and financials were the best performing sectors while consumer staples and utilities lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the fiscal year, the Fund maintained exposure to companies with lower valuation and lower market capitalization compared to its benchmark. Overall, the Fund’s factor tilts provided positive results as both factors benefitted in the market environment.
Sector allocation decisions detracted over the fiscal year and were a driver of relative underperformance. An underweight to the energy sector and an overweight to the health care sector detracted from performance. Underweights to the consumer
staples and utilities sectors had a positive impact on performance.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
Stock selection by the Fund’s money managers detracted from
performance, including as a result of underperforming holdings within the information technology, communication services, and materials sectors.
With respect to certain of the Fund’s money managers, Brandywine
Global Investment Management, LLC outperformed its RIM-
assigned benchmark. Stock selection within the information
technology, financials, and consumer staples sectors was the primary driver of relative outperformance. Sector allocation decisions generally had a neutral effect on performance—an
overweight to the financials sector contributed positively to performance while an overweight to the materials sector detracted.
Jackson Square Partners, LLC underperformed its RIM-assigned benchmark. Stock selection within the information technology, communication services, and consumer discretionary sectors
was the primary driver of relative underperformance. Sector
allocation decisions generally had a neutral effect on performance an overweight to the information technology sector was rewarded while an overweight to the health care sector detracted.
During the fiscal year, RIM utilized a positioning strategy to control Fund-level exposures and risks through the purchase
of a stock portfolio. Using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions. The Fund’s active positioning strategy
provided exposure to RIM’s strategic equity beliefs associated with value, quality and low volatility factors. During the fiscal

Russell Investment Company
U.S. Strategic Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
48 U.S. Strategic Equity Fund
year, the strategy underperformed the Fund’s benchmark. A tilt toward stocks with quality and lower volatility detracted. Sector allocation decisions detracted from performance, including
underweights to the energy and financials sectors.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Brandywine Global Investment Management,
LLC Value
HS Management Partners, LLC Growth
Jackson Square Partners, LLC Growth
Jacobs Levy Equity Management, Inc. Market Oriented
* Assumes initial investment on August 6, 2012.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
U.S. Strategic Equity Fund 49
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,070.60 $ 1,020.16
Expenses Paid During Period* $ 5.22 $ 5.09
* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,066.30 $ 1,016.38
Expenses Paid During Period* $ 9.11 $ 8.89
* Expenses are equal to the Fund's annualized expense ratio of 1.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,073.00 $ 1,021.93
Expenses Paid During Period* $ 3.40 $ 3.31
* Expenses are equal to the Fund's annualized expense ratio of 0.65%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
50 U.S. Strategic Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,072.40 $ 1,021.42
Expenses Paid During Period* $ 3.92 $ 3.82
* Expenses are equal to the Fund's annualized expense ratio of 0.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.7%
Consumer Discretionary - 13.4%
Advance Auto Parts, Inc. 12,306 2,775
Amazon.com, Inc.(Æ) 37,230 125,556
Amerco , Inc. 3,771 2,779
AutoNation, Inc.(Æ) 12,587 1,525
AutoZone, Inc.(Æ) 539 962
Best Buy Co., Inc. 36,313 4,439
BorgWarner, Inc. 8,100 365
Brunswick Corp. 13,600 1,266
CarMax, Inc.(Æ) 9,625 1,318
Charter Communications, Inc. Class A(Æ) 80,737 54,489
Comcast Corp. Class A 243,000 12,498
Costco Wholesale Corp. 23,216 11,412
Dick's Sporting Goods, Inc. 9,012 1,119
Dollar General Corp. 19,832 4,393
Dollar Tree, Inc.(Æ) 8,469 913
DR Horton, Inc. 159,377 14,228
eBay, Inc. 55,696 4,273
Floor & Decor Holdings, Inc. Class A(Æ) 14,387 1,955
Foot Locker, Inc. 16,833 802
Ford Motor Credit Co. LLC 350,593 5,988
Gap, Inc. (The) 64,539 1,464
Garmin, Ltd. 18,659 2,679
General Motors Co.(Æ) 533,257 29,025
Genuine Parts Co. 20,723 2,717
Graham Holdings Co. Class B 2,302 1,349
Grand Canyon Education, Inc.(Æ) 10,350 825
Home Depot, Inc. (The) 37,846 14,069
Kohl's Corp. 28,762 1,396
Lear Corp. 2,224 382
Lennar Corp. Class A 41,608 4,158
Liberty SiriusXM Group Class C(Æ) 38,198 1,884
LKQ Corp. 86,551 4,767
Lowe's Cos., Inc. 20,419 4,774
Lululemon Athletica , Inc.(Æ) 4,758 2,217
McDonald's Corp. 3,642 894
Mohawk Industries, Inc.(Æ) 6,615 1,172
Netflix, Inc.(Æ) 64,190 44,311
Nike, Inc. Class B 331,029 55,378
NVR, Inc.(Æ) 470 2,301
Ollie's Bargain Outlet Holdings, Inc.(Æ) 15,638 1,058
Omnicom Group, Inc. 268,289 18,265
O'Reilly Automotive, Inc.(Æ) 3,399 2,115
Penske Automotive Group, Inc. 19,669 2,086
Polaris, Inc. 18,875 2,170
Pool Corp. 2,445 1,260
PulteGroup, Inc. 505,714 24,315
Ross Stores, Inc. 24,861 2,814
Starbucks Corp. 36,986 3,923
Target Corp. 33,956 8,816
Tesla, Inc.(Æ) 22,378 24,929
Thor Industries, Inc. 166,447 16,971
TJX Cos., Inc. (The) 34,560 2,263
Tractor Supply Co. 13,674 2,970
Ulta Beauty, Inc.(Æ) 6,842 2,513
ViacomCBS , Inc. Class B 31,554 1,143
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Walmart, Inc. 71,846 10,735
Walt Disney Co. (The)(Æ) 61,371 10,376
Whirlpool Corp. 5,819 1,227
Williams-Sonoma, Inc. 17,408 3,233
Yum China Holdings, Inc. 20,498 1,170
573,169
Consumer Staples - 4.8%
Altria Group, Inc. 74,891 3,303
Archer-Daniels-Midland Co. 56,550 3,633
Casey's General Stores, Inc. 3,765 721
Church & Dwight Co., Inc. 31,611 2,762
Clorox Co. (The) 19,058 3,107
Coca-Cola Co. (The) 128,843 7,263
Colgate-Palmolive Co. 73,351 5,589
ConAgra Foods, Inc. 380,052 12,238
CVS Health Corp. 341,824 30,518
Estee Lauder Cos., Inc. (The) Class A 8,580 2,783
General Mills, Inc. 43,678 2,699
Hormel Foods Corp. 11,157 472
Ingredion, Inc. 237,174 22,586
JM Smucker Co. (The) 19,214 2,361
Kimberly-Clark Corp. 35,734 4,627
Kraft Heinz Foods Co. 60,137 2,158
Kroger Co. (The) 671,323 26,866
Mondelez International, Inc. Class A 51,175 3,108
Monster Beverage Corp.(Æ) 16,800 1,428
PepsiCo, Inc. 49,126 7,939
Philip Morris International, Inc. 107,002 10,116
Procter & Gamble Co. (The) 130,802 18,703
Tyson Foods, Inc. Class A 337,444 26,985
US Foods Holding Corp.(Æ) 35,810 1,242
Walgreens Boots Alliance, Inc. 94,252 4,432
207,639
Energy - 2.0%
BP PLC - ADR 729,283 20,996
Canadian Natural Resources, Ltd. 524,750 22,307
Chevron Corp. 220,959 25,298
Exxon Mobil Corp. 161,887 10,437
Kinder Morgan, Inc. 135,363 2,267
ONEOK, Inc. 26,132 1,662
Pioneer Natural Resources Co. 5,481 1,025
83,992
Financial Services - 18.4%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 282,251 16,664
Aflac, Inc. 59,106 3,172
Allstate Corp. (The) 26,101 3,228
American Express Co. 6,982 1,213
American International Group, Inc. 25,553 1,510
American Tower Corp.(ö) 7,428 2,094
Banco Santander SA - ADR 3,143,398 11,913
Bank of America Corp. 871,861 41,658
Bank of New York Mellon Corp. (The) 34,343 2,033

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
52 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Berkshire Hathaway, Inc. Class B(Æ) 192,338 55,203
BlackRock, Inc. Class A 1,792 1,691
Capital One Financial Corp. 22,094 3,337
Cboe Global Markets, Inc. 3,251 429
CBRE Group, Inc. Class A(Æ) 40,060 4,169
Charles Schwab Corp. (The) 29,482 2,418
Chubb, Ltd. 20,670 4,039
Citigroup, Inc. 959,416 66,353
Citizens Financial Group, Inc. 404,294 19,155
Crown Castle International Corp.(ö) 11,639 2,099
Discover Financial Services 13,338 1,511
Equinix , Inc.(Æ)(ö) 923 773
Essent Group, Ltd. 192,090 9,220
Everest Re Group, Ltd. 840 220
Fifth Third Bancorp 72,355 3,150
First Republic Bank 6,870 1,486
Global Payments, Inc. 733 105
Goldman Sachs Group, Inc. (The) 22,455 9,282
Hartford Financial Services Group, Inc. 20,216 1,474
JPMorgan Chase & Co. 260,654 44,283
KeyCorp 58,671 1,365
KKR & Co., Inc. Class A 684,590 54,541
M&T Bank Corp. 10,794 1,588
MasterCard, Inc. Class A 194,252 65,175
MetLife, Inc. 28,215 1,772
Morgan Stanley 193,549 19,893
New York Community Bancorp, Inc. 1,335,822 16,604
Northern Trust Corp. 21,389 2,632
PayPal Holdings, Inc.(Æ) 234,487 54,539
People's United Financial, Inc. 23,806 408
PNC Financial Services Group, Inc. (The) 39,665 8,371
Popular, Inc. 199,936 16,283
Progressive Corp. (The) 20,591 1,954
Prudential Financial, Inc. 16,217 1,785
Raymond James Financial, Inc. 17,827 1,758
Regions Financial Corp. 91,773 2,173
Reinsurance Group of America, Inc. Class A 9,053 1,069
RenaissanceRe Holdings, Ltd. 29 4
Rocket Companies, Inc. Class A(Ñ) 44,237 729
Ryman Hospitality Properties, Inc.(Æ)(ö) 156,203 13,362
SLM Corp. 807,564 14,819
State Street Corp. 13,883 1,368
Synchrony Financial 54,839 2,547
Travelers Cos., Inc. (The) 20,578 3,311
Truist Financial Corp. 122,454 7,772
Two Harbors Investment Corp.(ö) 1,967,149 12,629
US Bancorp 107,896 6,514
Visa, Inc. Class A 357,545 75,717
Wells Fargo & Co. 1,187,535 60,754
Willis Towers Watson PLC 89,727 21,739
787,057
Health Care - 15.5%
10x Genomics, Inc. Class A(Æ) 174,114 28,079
Abbott Laboratories 67,828 8,742
AbbVie, Inc. 198,208 22,728
Abiomed , Inc.(Æ) 3,128 1,039
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Agilent Technologies, Inc. 27,508 4,332
Align Technology, Inc.(Æ) 62,935 39,295
Alkermes PLC(Æ) 94,763 2,870
Alnylam Pharmaceuticals, Inc.(Æ) 15,665 2,499
Amgen, Inc. 22,600 4,678
Anthem, Inc. 7,272 3,164
AstraZeneca PLC - ADR 258,818 16,145
Baxter International, Inc. 26,553 2,097
Becton Dickinson and Co. 17,186 4,118
Biogen, Inc.(Æ) 18,123 4,833
BioMarin Pharmaceutical, Inc.(Æ) 6,613 524
Boston Scientific Corp.(Æ) 62,153 2,681
Bristol-Myers Squibb Co. 358,284 20,924
Catalent , Inc.(Æ) 303,927 41,899
Centene Corp.(Æ) 44,103 3,142
Cerner Corp. 42,122 3,129
Cigna Corp. 17,170 3,668
Cooper Cos., Inc. (The) 5,586 2,329
DexCom , Inc.(Æ) 5,748 3,582
Edwards Lifesciences Corp.(Æ) 485,485 58,171
Eli Lilly & Co. 27,837 7,092
Exact Sciences Corp.(Æ) 9,735 927
Exelixis , Inc.(Æ) 92,124 1,982
Gilead Sciences, Inc. 43,802 2,842
GlaxoSmithKline PLC - ADR(Ñ) 414,454 17,544
Haemonetics Corp.(Æ) 145,327 9,985
HCA Healthcare, Inc. 6,315 1,582
Hologic , Inc.(Æ) 14,690 1,077
Humana, Inc. 2,749 1,273
IDEXX Laboratories, Inc.(Æ) 2,975 1,982
Illumina, Inc.(Æ) 2,905 1,206
Incyte Corp.(Æ) 30,662 2,054
Insulet Corp.(Æ) 2,810 871
Integra LifeSciences Holdings Corp.(Æ) 7,553 502
Intra-Cellular Therapies, Inc. Class A(Æ) 254,849 10,976
Intuitive Surgical, Inc.(Æ) 139,386 50,336
Jazz Pharmaceuticals PLC(Æ) 125,672 16,719
Johnson & Johnson 299,514 48,785
Laboratory Corp. of America Holdings(Æ) 14,684 4,215
Masimo Corp.(Æ) 3,966 1,125
Medtronic PLC 150,508 18,040
Merck & Co., Inc. 92,744 8,166
Moderna , Inc.(Æ) 20,912 7,219
Neurocrine Biosciences, Inc.(Æ) 5,389 568
Organon & Co. 9,274 341
Pfizer, Inc. 768,412 33,610
Quest Diagnostics, Inc. 8,708 1,278
Regeneron Pharmaceuticals, Inc.(Æ) 5,232 3,348
ResMed , Inc. 16,758 4,406
Sage Therapeutics, Inc.(Æ) 17,324 699
Seagen , Inc.(Æ) 7,553 1,332
STERIS PLC 8,595 2,009
Stryker Corp. 19,781 5,263
Teleflex, Inc. 2,802 1,000
Thermo Fisher Scientific, Inc. 17,440 11,041
United Therapeutics Corp.(Æ) 17,834 3,402
UnitedHealth Group, Inc. 41,534 19,125

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Veeva Systems, Inc. Class A(Æ) 124,995 39,625
Vertex Pharmaceuticals, Inc.(Æ) 18,264 3,378
Viatris , Inc. 914,001 12,202
West Pharmaceutical Services, Inc. 13,286 5,711
Zimmer Biomet Holdings, Inc. 67,016 9,591
Zoetis, Inc. Class A 31,399 6,788
665,885
Materials and Processing - 3.6%
Air Products & Chemicals, Inc. 927 278
Alcoa Corp. 331,280 15,222
Ball Corp. 26,410 2,416
Berry Plastics Group, Inc.(Æ) 17,431 1,143
Carrier Global Corp. 36,048 1,883
Copart , Inc.(Æ) 11,271 1,750
Crown Holdings, Inc. 146,984 15,285
Dow, Inc. 29,814 1,669
DuPont de Nemours, Inc. 288,343 20,069
Eastman Chemical Co. 101,542 10,563
Ecolab, Inc. 559 124
Fastenal Co. 27,014 1,542
Freeport-McMoRan, Inc. 52,181 1,968
Huntsman Corp. 725,702 23,643
International Paper Co. 61,665 3,063
Lennox International, Inc. 3,495 1,046
Linde PLC 17,602 5,619
LyondellBasell Industries NV Class A 22,865 2,122
Newmont Corp. 503,898 27,211
Nucor Corp. 40,402 4,511
Owens Corning 3,365 314
Reliance Steel & Aluminum Co. 2,803 410
Sherwin-Williams Co. (The) 3,049 965
Southern Copper Corp. 68,755 4,125
Steel Dynamics, Inc. 15,418 1,019
Sylvamo Corp.(Æ) 5,605 158
Trane Technologies PLC 28,704 5,193
Westrock Co. 14,537 699
154,010
Producer Durables - 5.3%
3M Co. 12,249 2,189
Ametek , Inc. 3,118 413
Aptiv PLC(Æ) 10,656 1,842
Automatic Data Processing, Inc. 8,811 1,978
Avery Dennison Corp. 4,333 943
Booz Allen Hamilton Holding Corp. Class A 10,010 869
Carlisle Cos., Inc. 7,066 1,575
Caterpillar, Inc. 4,181 853
CH Robinson Worldwide, Inc. 19,423 1,884
Cintas Corp. 6,621 2,868
CoStar Group, Inc.(Æ) 40,810 3,512
CSX Corp. 55,395 2,004
Cummins, Inc. 19,734 4,733
Danaher Corp. 27,965 8,719
Deere & Co. 6,005 2,056
Eaton Corp. PLC 14,926 2,459
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Emerson Electric Co. 21,989 2,133
Expeditors International of Washington, Inc. 14,707 1,813
FedEx Corp. 147,322 34,699
General Dynamics Corp. 3,063 621
Gentex Corp. 5,148 182
GXO Logistics, Inc.(Æ) 14,464 1,284
Honeywell International, Inc. 32,621 7,132
IDEX Corp. 3,590 799
IHS Markit , Ltd.(Æ) 20,885 2,730
Illinois Tool Works, Inc. 9,751 2,222
Johnson Controls International PLC 94,509 6,934
Kansas City Southern 12,439 3,859
Keysight Technologies, Inc.(Æ) 5,940 1,069
Lockheed Martin Corp. 7,714 2,564
Magna International, Inc. Class A 111,699 9,081
Norfolk Southern Corp. 4,770 1,398
Northrop Grumman Corp. 6,024 2,152
Old Dominion Freight Line, Inc. 3,547 1,211
Otis Worldwide Corp. 18,034 1,448
PACCAR Financial Corp. 35,058 3,142
Paychex, Inc. 6,219 767
Quanta Services, Inc. 37,203 4,512
Republic Services, Inc. Class A 20,865 2,808
Roper Technologies, Inc. 5,775 2,817
S&P Global, Inc. 1,210 574
Snap-on, Inc. 8,918 1,812
Stanley Black & Decker, Inc. 4,646 835
Toro Co. (The) 18,395 1,756
Union Pacific Corp. 15,584 3,762
United Parcel Service, Inc. Class B 46,071 9,835
United Rentals, Inc.(Æ) 8,004 3,034
Verisk Analytics, Inc. Class A 14,411 3,030
Vontier Corp. 701,105 23,718
Waste Management, Inc. 241,092 38,630
Waters Corp.(Æ) 2,227 819
Westinghouse Air Brake Technologies Corp. 9,916 900
XPO Logistics, Inc.(Æ) 14,464 1,241
226,220
Technology - 30.2%
Accenture PLC Class A 21,366 7,666
Activision Blizzard, Inc. 13,687 1,070
Adobe, Inc.(Æ) 62,051 40,355
Advanced Micro Devices, Inc.(Æ) 62,172 7,475
Airbnb, Inc. Class A(Æ) 142,128 24,256
Alphabet, Inc. Class A(Æ) 16,272 48,180
Alphabet, Inc. Class C(Æ) 9,097 26,976
Amphenol Corp. Class A 29,248 2,245
Analog Devices, Inc. 53,154 9,222
Ansys , Inc.(Æ) 231 88
Apple, Inc. 614,779 92,094
Applied Materials, Inc. 49,262 6,732
Arista Networks, Inc.(Æ) 43,341 17,756
Broadcom, Inc. 17,655 9,387
CACI International, Inc. Class A(Æ) 2,300 662
Cadence Design Systems, Inc.(Æ) 18,371 3,180
CDW Corp. 4,593 857

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
54 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cisco Systems, Inc. 177,754 9,949
Cognizant Technology Solutions Corp. Class
A 113,468 8,861
Corning, Inc. 45,235 1,609
Corteva , Inc. 487,055 21,016
Coupa Software, Inc.(Æ) 129,692 29,531
Datadog , Inc. Class A(Æ) 334,647 55,903
Dell Technologies, Inc. Class C(Æ) 44,963 4,945
Electronic Arts, Inc. 5,960 836
Entegris , Inc. 6,469 911
F5 Networks, Inc.(Æ) 13,506 2,852
Fidelity National Information Services, Inc. 12,476 1,382
Fiserv, Inc.(Æ) 15,236 1,501
Fortinet, Inc.(Æ) 8,065 2,713
Hewlett Packard Enterprise Co. Class H 197,056 2,887
HP, Inc. 166,272 5,043
Intel Corp. 225,631 11,056
International Business Machines Corp. 26,062 3,260
Intuit, Inc. 10,186 6,376
Juniper Networks, Inc. 834,706 24,640
KLA Corp. 13,017 4,852
Lam Research Corp. 6,766 3,813
Leidos Holdings, Inc. 20,263 2,026
Marvell Technology, Inc. 169,679 11,623
Match Group, Inc.(Æ) 311,587 46,981
Meta Platforms, Inc. Class A(Æ) 151,551 49,037
Microchip Technology, Inc. 43,704 3,238
Micron Technology, Inc. 310,129 21,430
Microsoft Corp. 699,520 231,975
Monolithic Power Systems, Inc. 5,444 2,861
Motorola Solutions, Inc. 11,497 2,858
NVIDIA Corp. 110,528 28,259
ON Semiconductor Corp.(Æ) 59,963 2,882
Oracle Corp. 56,289 5,400
Paycom Software, Inc.(Æ) 58,933 32,286
Qorvo , Inc.(Æ) 7,900 1,329
QUALCOMM, Inc. 47,766 6,355
Raytheon Technologies Corp. 50,393 4,478
Salesforce.com, Inc.(Æ) 27,770 8,322
ServiceNow , Inc.(Æ) 87,796 61,260
Skyworks Solutions, Inc. 18,965 3,170
Snowflake, Inc. Class A(Æ) 158,493 56,081
Synopsys, Inc.(Æ) 5,711 1,903
Take-Two Interactive Software, Inc.(Æ) 12,852 2,326
Teradyne, Inc. 225,627 31,191
Texas Instruments, Inc. 48,954 9,178
Twilio , Inc. Class A(Æ) 164,182 47,836
Uber Technologies, Inc.(Æ) 1,494,241 65,478
Wix.com, Ltd.(Æ) 147,567 27,442
Workday, Inc. Class A(Æ) 3,510 1,018
Xilinx, Inc. 11,399 2,052
Zoom Video Communications, Inc. Class
A(Æ) 82,735 22,723
Zynga, Inc. Class A(Æ) 230,931 1,704
1,296,839
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - 4.5%
American Electric Power Co., Inc. 8,378 710
AT&T, Inc. 854,756 21,591
Avangrid , Inc. 27,409 1,444
Cheniere Energy, Inc. 24,435 2,527
ConocoPhillips Co. 216,869 16,155
Consolidated Edison, Inc. 26,161 1,972
Dominion Energy, Inc. 7,331 557
DT Midstream, Inc. 5,503 264
DTE Energy Co. 11,007 1,248
Duke Energy Corp. 39,298 4,009
Edison International 330,707 20,811
Evergy , Inc. 38,147 2,432
Eversource Energy 19,150 1,626
Exelon Corp. 70,530 3,751
FirstEnergy Corp. 452,794 17,446
National Fuel Gas Co. 16,180 929
NextEra Energy, Inc. 53,807 4,591
NiSource, Inc. 694,906 17,143
Pinnacle West Capital Corp. 14,728 950
PPL Corp. 517,697 14,910
Public Service Enterprise Group, Inc. 12,533 800
Sempra Energy 10,893 1,390
Southern Co. (The) 25,958 1,618
T-Mobile USA, Inc.(Æ) 284,220 32,694
UGI Corp. 186,000 8,074
Verizon Communications, Inc. 219,631 11,638
WEC Energy Group, Inc.(Æ) 29,263 2,635
193,915
Total Common Stocks
(cost $2,731,693) 4,188,726
Short-Term Investments - 2.5%
U.S. Cash Management Fund(@) 107,451,223
(∞)
107,430
Total Short-Term Investments
(cost $107,430) 107,430
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 18,058,425
(∞)
18,058
Total Other Securities
(cost $18,058) 18,058
Total Investments - 100.6%
(identified cost $2,857,181) 4,314,214
Other Assets and Liabilities, Net
- (0.6)%
(24,532)
Net Assets - 100.0%
4,289,682

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 55
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1
Level 2
Level 3
Practical
Expedient (a)
Total
% of Net Assets
Common Stocks
Consumer Discretionary
$ 573,169
$ —
$ —
$ —
$ 573,169
13.4
Consumer Staples
207,639
—
—
—
207,639
4.8
Energy
83,992
—
—
—
83,992
2.0
Financial Services
787,057
—
—
—
787,057
18.4
Health Care
665,885
—
—
—
665,885
15.5
Materials and Processing
154,010
—
—
—
154,010
3.6
Producer Durables
226,220
—
—
—
226,220
5.3
Technology
1,296,839
—
—
—
1,296,839
30.2
Utilities
193,915
—
—
—
193,915
4.5
Short-Term Investments
—
—
—
107,430
107,430
2.5
Other Securities
—
—
—
18,058
18,058
0.4
Total Investments
4,188,726
—
—
125,488
4,314,214
100.6
Other Assets and Liabilities, Net
(0.6)
100.0
Other Financial Instruments
Assets
Futures Contracts
290
—
—
—
290
—
*
Total Other Financial Instruments
**
$ 290
$ —
$ —
$ —
$ 290
*
Less than 0.05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 103 USD 23,675 12/21 290
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 290

See accompanying notes which are an integral part of the financial statements.
56 U.S. Strategic Equity Fund
Russell Investment Company
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — October 31, 2021
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 290
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 17,804 $ —
Foreign currency exchange contracts — 1
Total
$ 17,804 $ 1
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 821 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 57
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 17,798 $ — $ 17,798
Total Financial and Derivative Assets
17,798 — 17,798
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 17,798 $ — $ 17,798
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
HSBC
$ 17,798 $ — $ 17,798 $ —
Total
$ 17,798 $ — $ 17,798 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
58 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,857,181
Investments, at fair value(*)(>) ......................................................................................................................................................
4,314,214
Receivables:
Dividends and interest ....................................................................................................................................................... 3,830
Dividends from affiliated funds .......................................................................................................................................... 5
Investments sold ................................................................................................................................................................ 16,041
Fund shares sold ................................................................................................................................................................ 1,949
From broker(a) ................................................................................................................................................................... 999
Variation margin on futures contracts ................................................................................................................................. 291
Total assets .................................................................................................................................................
4,337,329
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 24,606
Fund shares redeemed ....................................................................................................................................................... 2,185
Accrued fees to affiliates .................................................................................................................................................... 2,494
Other accrued expenses ..................................................................................................................................................... 304
Payable upon return of securities loaned ....................................................................................................................................... 18,058
Total liabilities .............................................................................................................................................
47,647
Net Assets ............................................................................................................................................................
$ 4,289,682

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 59
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 1,710,455
Shares of beneficial interest ...........................................................................................................................................................
2,395
Additional paid-in capital ..............................................................................................................................................................
2,576,832
Net Assets ............................................................................................................................................................
$ 4,289,682
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 17.88
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 18.97
Class A — Net assets ............................................................................................................................................................. $ 12,927,929
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 722,992
Net asset value per share: Class C(#) ............................................................................................................................................. $ 17.68
Class C — Net assets ............................................................................................................................................................. $ 7,141,682
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 403,941
Net asset value per share: Class M(#) ............................................................................................................................................ $ 17.90
Class M — Net assets ............................................................................................................................................................ $ 704,072,445
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 39,342,264
Net asset value per share: Class S(#) .............................................................................................................................................. $ 17.92
Class S — Net assets ............................................................................................................................................................. $ 3,565,539,997
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 199,016,155
Amounts in thousands
(*)     Securities on loan included in investments $ 17,798
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 125,488
(a)     Receivable from Broker for Futures $ 999
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
60 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 43,589
Dividends from affiliated funds ......................................................................................................................................... 72
Interest .............................................................................................................................................................................. 1
Securities lending income (net) ......................................................................................................................................... 163
Total investment income ...............................................................................................................................................................
43,825
Expenses
Advisory fees .................................................................................................................................................................... 27,262
Administrative fees ........................................................................................................................................................... 1,841
Custodian fees ................................................................................................................................................................... 282
Distribution fees - Class A ................................................................................................................................................ 28
Distribution fees - Class C ................................................................................................................................................ 48
Transfer agent fees - Class A ............................................................................................................................................ 22
Transfer agent fees - Class C ............................................................................................................................................. 13
Transfer agent fees - Class M ............................................................................................................................................ 1,128
Transfer agent fees - Class S ............................................................................................................................................. 6,473
Professional fees ............................................................................................................................................................... 253
Registration fees ............................................................................................................................................................... 142
Shareholder servicing fees - Class C ................................................................................................................................. 16
Trustees’ fees .................................................................................................................................................................... 151
Printing fees ...................................................................................................................................................................... 179
Proxy fees ......................................................................................................................................................................... 182
Miscellaneous ................................................................................................................................................................... 58
Expenses before reductions .............................................................................................................................................. 38,078
Expense reductions ........................................................................................................................................................... (10,120)
Net expenses .................................................................................................................................................................................
27,958
Net investment income (loss) ........................................................................................................................................................
15,867
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 334,195
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 17,804
Foreign currency exchange contracts ................................................................................................................................ 1
Foreign currency-related transactions ............................................................................................................................... (2)
Net realized gain (loss) ..................................................................................................................................................................
351,997
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 792,374
Futures contracts .............................................................................................................................................................. 821
Net change in unrealized appreciation (depreciation) ................................................................................................................... 793,195
Net realized and unrealized gain (loss) ......................................................................................................................................... 1,145,192
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 1,161,059

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 61
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 15,867 $ 26,510
Net realized gain (loss) ...................................................................................................................... 351,997 (63,210)
Net change in unrealized appreciation (depreciation) ....................................................................... 793,195 352,015
Net increase (decrease) in net assets from operations ............................................................................. 1,161,059 315,315
Distributions
To shareholders
Class A .......................................................................................................................................... (27) (360)
Class C .......................................................................................................................................... (3) (242)
Class E(1) ...................................................................................................................................... — (46)
Class M ......................................................................................................................................... (3,162) (17,066)
Class S ........................................................................................................................................... (15,742) (149,012)
Net decrease in net assets from distributions .......................................................................................... (18,934) (166,726)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 279,936 (36,345)
Total Net Increase (Decrease) in Net Assets ..........................................................................
1,422,061 112,244
Net Assets
Beginning of period .................................................................................................................................
2,867,621 2,755,377
End of period ..........................................................................................................................................
$ 4,289,682 $ 2,867,621

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
62 U.S. Strategic Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 361 $ 5,849 321 $ 3,978
Proceeds from reinvestment of distributions 2 27 30 360
Payments for shares redeemed (238) (3,852) (391) (4,621)
Net increase (decrease)
125 2,024 (40) (283)
Class C
Proceeds from shares sold 85 1,334 89 1,016
Proceeds from reinvestment of distributions —
**
2 20 242
Payments for shares redeemed (81) (1,250) (174) (2,060)
Net increase (decrease)
4 86 (65) (802)
Class E(1)
Proceeds from shares sold — — 8 93
Proceeds from reinvestment of distributions — — 4 46
Payments for shares redeemed — — (86) (1,061)
Net increase (decrease)
— — (74) (922)
Class M
Proceeds from shares sold 21,438 342,224 13,187 159,484
Proceeds from reinvestment of distributions 196 3,161 1,419 17,066
Payments for shares redeemed (6,420) (103,936) (9,102) (109,692)
Net increase (decrease)
15,214 241,449 5,504 66,858
Class S
Proceeds from shares sold 50,728 815,350 55,649 676,065
Proceeds from reinvestment of distributions 986 15,677 12,355 148,817
Payments for shares redeemed (49,929) (794,650) (76,823) (926,078)
Net increase (decrease)
1,785 36,377 (8,819) (101,196)
Total increase (decrease)
17,128 $ 279,936 (3,494) $ (36,345)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
**  Less than 500 shares.

Russell Investment Company
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
64 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 12.88 .02 5.02 5.04 (.04) —
October 31, 2020 12.18 .07 1.23 1.30 (.07) (.53)
October 31, 2019 13.46 .10 .93 1.03 (.10) (2.21)
October 31, 2018 14.19 .09 .43 .52 (.11) (1.14)
October 31, 2017 12.10 .11 2.64 2.75 (.12) (.54)
Class C
October 31, 2021 12.80 (.10) 4.99 4.89 (.01) —
October 31, 2020 12.12 (.02) 1.23 1.21 —(f) (.53)
October 31, 2019 13.41 .01 .93 .94 (.02) (2.21)
October 31, 2018 14.14 .01 .40 .41 — (1.14)
October 31, 2017 12.07 .01 2.63 2.64 (.03) (.54)
Class M
October 31, 2021 12.88 .08 5.04 5.12 (.10) —
October 31, 2020 12.19 .11 1.23 1.34 (.12) (.53)
October 31, 2019 13.48 .13 .9 4 1.0 7 (.1 5 ) (2.21)
October 31, 2018 14.21 .16 .41 .57 (.16) (1.14)
October 31, 2017(3) 13.10 .07 1.13 1.20 (.09) —
Class S
October 31, 2021 12.90 .07 5.03 5.10 (.08) —
October 31, 2020 12.20 .10 1.23 1.33 (.10) (.53)
October 31, 2019 13.49 .13 .92 1.05 (.13) (2.21)
October 31, 2018 14.21 .15 .42 .57 (.15) (1.14)
October 31, 2017 12.13 .14 2.63 2.77 (.15) (.54)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 65
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.04) 17.88 39.21 12,928 1.25 .99 .15 38
(.60) 12.88 11.04 7,696 1.25 .99 .61 60
(2.31) 12.18 11.40 7,769 1.37 1.09 .88 130
(1.25) 13.46 3.59 10,011 1.33 1.05 .74 144
(.66) 14.19 23.47 5,560 1.30 1.05 .85 88
(.01) 17.68 38.18 7,142 2.00 1.74 (.60) 38
(.53) 12.80 10.27 5,116 2.00 1.74 (.15) 60
(2.23) 12.12 10.53 5,630 2.13 1.85 .11 130
(1.14) 13.41 2.80 6,437 2.07 1.80 .06 144
(.57) 14.14 22.48 12,867 2.05 1.80 .11 88
(.10) 17.90 39.83 704,072 .99 .64 .50 38
(.65) 12.88 11.38 310,844 1.00 .64 .94 60
(2.36) 12.19 11.73 226,988 1.10 .72 1.14 130
(1.30) 13.48 3.94 94,519 1.08 .70 1.13 144
(.09) 14.21 9.43 96,138 1.03 .70 .78 88
(.08) 17.92 39.62 3,565,540 .99 .74 .40 38
(.63) 12.90 11.34 2,543,965 1.00 .74 .86 60
(2.34) 12.20 11.59 2,514,082 1.12 .84 1.13 130
(1.29) 13.49 3.91 2,621,727 1.08 .80 1.04 144
(.69) 14.21 23.64 2,901,736 1.05 .80 1.11 88

Russell Investment Company
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
66 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 1,715,129
Administration fees 171,961
Distribution fees 7,157
Shareholder servicing fees 1,483
Transfer agent fees 586,166
Trustee fees 12,588
$ 2,494,484
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 23,421 $ 361,483 $ 366,846 $ — $ — $ 18,058 $ 9 $ —
U.S. Cash Management Fund 75,071 1,269,077 1,236,717 (1) — 107,430 72 —
$ 98,492 $ 1,630,560 $ 1,603,563 $ (1) $ — $ 125,488 $ 81 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 2,905,156,758 $ 1,450,817,770 $ (41,760,877) $ 1,409,056,893 $ 32,587,660 $ 268,809,318
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 18,933,992 $ — $ — $ 27,809,126 $ 138,917,249 $ —
Total distributable earnings (losses)
$ 2
Additional paid-in capital
(2)

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
68 U.S. Small Cap Equity Fund
U.S. Small Cap Equity Fund
-
Class A
‡
Total
Return
1 Year 51 .12%
5 Years 13 .22%§
10 Years 12 .13%§
U.S. Small Cap Equity Fund
-
Class C
Total
Return
1 Year 59 .11%
5 Years 13 .71%§
10 Years 11 .95%§
U.S. Small Cap Equity Fund
-
Class M
‡‡
Total
Return
1 Year 60 .95%
5 Years 15 .01%§
Inception* 13 .15%§
U.S. Small Cap Equity Fund
-
Class R6
‡‡‡
Total
Return
1 Year 61 .00%
5 Years 15 .06%§
Inception* 13 .28%§
U.S. Small Cap Equity Fund
-
Class S
Total
Return
1 Year 60 .76%
5 Years 14 .90%§
10 Years 13 .10%§
U.S. Small Cap Equity Fund
-
Class Y
Total
Return
1 Year 61.06%
5 Years 15.08%§
10 Years 13.30%§
Russell 2000
®
Index**
Total
Return
1 Year 50 .80%
5 Years 15 .52%§
10 Years 13 .50%§
U.S. Small Cap Equity Linked Benchmark***
Total
Return
1 Year 50 .80%
5 Years 15 .52%§
10 Years 13 .45%§

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
U.S. Small Cap Equity Fund 69
The U.S. Small Cap Equity Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at any time, including not allocating Fund assets to one or more money manager strategies. An exemptive order from the Securities and
Exchange Commission permits RIM to engage or terminate a
money manager at any time, subject to approval by the Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing
services. As of October 31, 2021, the Fund had nine money
managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class R6, Class S and Class Y
Shares gained 60.34%, 59.11%, 60.95%, 61.00%, 60.76% and
61.06%, respectively. This is compared to the Fund’s benchmark, the Russell 2000
®
Index, which gained 50.80% during the fiscal
year. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year, the Morningstar
®
Small Blend Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 53.46%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Investor sentiment was positive during the fiscal year with
strong absolute returns in the U.S. market. Progression of
COVID-19 vaccine campaigns coupled with historic amounts of
fiscal stimulus, an accommodative Federal Reserve policy, and robust earnings growth aided in renewed levels of optimism in equities. In the market environment, stocks most closely tied to the economy, namely value and small cap-oriented equities, largely outperformed their growth and large cap peers. Energy and financials were the best performing sectors while consumer staples and utilities lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the fiscal year, the Fund maintained exposure to small and micro capitalization stocks trading at discounted valuations as well as companies with higher quality and lower volatility. This positioning was in recognition of perceived valuation opportunities as well as the risk of elevated levels of corporate debt and unprofitability among U.S. small cap companies. Within the U.S.
small cap market, factor impact was positive as the preference for low valuation and lower market capitalization stocks positively impacted benchmark relative performance.
Sector allocation decisions positively contributed to performance during the fiscal year, especially underweights to the health care and communication services sectors, and overweights to the
energy and materials sectors.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
Stock selection by the Fund’s money managers was the primary contributor to performance during the fiscal year, including outperforming holdings within the health care, consumer
discretionary and financials sectors.
With respect to certain of the Fund’s money managers, Boston
Partners Global Investors, Inc. outperformed the Fund’s
benchmark over the fiscal year. Stock selection within the
materials, consumer discretionary, and health care sectors
was a meaningful driver of outperformance. Additionally, an
underweight to the health care sector and an overweight to the energy sector positively contributed to performance.
Jacobs Levy Equity Management, Inc. outperformed the
Fund’s benchmark over the fiscal year. The money manager’s
stock selection within the consumer discretionary, industrials and information technology sectors was the primary driver of benchmark relative outperformance. Additionally, a tilt toward lower valuation stocks was beneficial. Sector allocation decisions contributed positively to performance, including an overweight to the energy sector and an underweight to the health care sector.
During the fiscal year, RIM utilized a positioning strategy to control
Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and industry dimensions.
The Fund’s active positioning strategy provided exposure to RIM’s strategic equity beliefs associated with value and quality factors.

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
70 U.S. Small Cap Equity Fund
During the fiscal year, the strategy underperformed the Fund’s benchmark. A tilt toward stocks with low valuation contributed positively to performance while a tilt toward companies with higher quality characteristics detracted. Sector allocation
decisions detracted from performance, including an underweight to the energy sector and an overweight to the health care sector.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
In June 2021, RIM hired BAMCO, Inc. as a biotechnology
specialist and added a new micro/small cap value mandate for
DePrince, Race & Zollo, Inc.’s (“DePrince”). Additionally, RIM
determined to allocate Fund assets to DePrince’s existing small cap value mandate and determined to no longer allocate Fund
assets to Penn Capital Management Company, Inc. Allocations to
the other managers were adjusted as a result.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Ancora Advisors, LLC Market Oriented
BAMCO, Inc. Growth
Boston Partners Global Investors, Inc. Value
Calamos Advisors LLC Growth
Copeland Capital Management, LLC Market Oriented
DePrince , Race & Zollo , Inc. Value
Jacobs Levy Equity Management, Inc. Market Oriented
Penn Capital Management Company, LLC Market Oriented
Ranger Investment Management, L.P. Growth

Russell Investment Company
U.S. Small Cap Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
U.S. Small Cap Equity Fund 71
* Assumes initial investment on November 1, 2011.
** Russell 2000
®
Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000
®
is a subset of the Russell 3000
®
Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000
®
Index is constructed to provide a comprehensive and unbiased small-cap opportunity barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.
*** The U.S. Small Cap Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The U.S. Small Cap Equity Linked Benchmark represents the returns of the Russell 2500
TM
Index
through December 31, 2011 and the returns of the Russell 2000
®
Index thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
72 U.S. Small Cap Equity Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,029.70 $ 1,018.45
Expenses Paid During Period* $ 6.86 $ 6.82
* Expenses are equal to the Fund's annualized expense ratio of 1.34%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,025.60 $ 1,014.67
Expenses Paid During Period* $ 10.67 $ 10.61
* Expenses are equal to the Fund's annualized expense ratio of 2.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,031.50 $ 1,020.42
Expenses Paid During Period* $ 4.86 $ 4.84
* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
U.S. Small Cap Equity Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
U.S. Small Cap Equity Fund 73
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,032.00 $ 1,020.57
Expenses Paid During Period* $ 4.71 $ 4.69
* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,030.90 $ 1,019.91
Expenses Paid During Period* $ 5.37 $ 5.35
* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,032.00 $ 1,020.77
Expenses Paid During Period* $ 4.51 $ 4.48
* Expenses are equal to the Fund's annualized expense ratio of 0.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
74 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.9%
Consumer Discretionary - 12.4%
1-800-Flowers.com, Inc. Class A(Æ) 38,374 1,233
Aaron's Co., Inc. (The) 111,081 2,598
Abercrombie & Fitch Co. Class A(Æ) 45,080 1,782
Academy Sports and Outdoors, Inc.(Æ)(Û) 48,086 2,057
Adtalem Global Education, Inc.(Æ) 18,060 667
Altice USA, Inc. Class A(Æ) 3,723 61
Amerco , Inc.(Û) 812 598
American Axle & Manufacturing Holdings,
Inc.(Æ) 195,224 1,773
American Eagle Outfitters, Inc. 18,434 438
American Outdoor Brands, Inc.(Æ) 6,220 142
American Public Education, Inc.(Æ) 36,392 909
America's Car-Mart, Inc.(Æ) 32,837 3,924
Avis Budget Group, Inc.(Æ)(Û) 14,931 2,588
B. Riley Financial, Inc. 53,046 3,801
Barnes & Noble Education, Inc.(Æ) 101,320 1,052
Bassett Furniture Industries, Inc. 3,268 55
Beazer Homes USA, Inc.(Æ) 23,892 433
BJ's Restaurants, Inc.(Æ) 27,512 917
Bluegreen Vacations Holding Corp.(Æ) 29,102 745
Boot Barn Holdings, Inc.(Æ) 84,124 8,789
Boston Omaha Corp. Class A(Æ) 59,858 2,122
Brinker International, Inc.(Æ) 46,924 1,969
Buckle, Inc. (The) 17,044 709
Caleres , Inc. 117,056 2,699
Cardlytics, Inc.(Æ) 22,374 1,760
Carriage Services, Inc. Class A(Ð) 5,143 265
Carrols Restaurant Group, Inc. 196,173 720
Carter's, Inc. 34,107 3,360
Cavco Industries, Inc.(Æ) 13,708 3,295
Celestica, Inc.(Æ) 198,068 1,945
Central Garden & Pet Co. Class A(Æ) 7,594 351
Century Casinos, Inc.(Æ) 209,482 3,100
Century Communities, Inc. 15,119 1,014
Citi Trends, Inc.(Æ) 7,961 616
Conn's, Inc.(Æ) 18,700 416
Container Store Group, Inc. (The)(Æ) 24,749 274
Cooper-Standard Holdings, Inc.(Æ)(Ð) 13,178 342
Cracker Barrel Old Country Store, Inc. 10,207 1,359
Crocs, Inc.(Æ) 12,203 1,970
Dana Holding Corp.(Ð) 135,534 3,008
Del Taco Restaurants, Inc.(Æ) 138,870 1,158
Delta Apparel, Inc.(Æ) 44,685 1,200
Designer Brands, Inc. Class A(Æ) 115,107 1,557
Dillard's, Inc. Class A 10,159 2,348
Dine Brands Global, Inc. 3,171 268
Drive Shack, Inc.(Æ) 149,918 390
Escalade, Inc. 73,748 1,380
Ethan Allen Interiors, Inc. 22,473 522
Fiesta Restaurant Group, Inc.(Æ) 55,557 586
First Cash Financial Services, Inc. 10,134 897
Foot Locker, Inc. 26,437 1,260
Fossil Group, Inc.(Æ) 163,249 1,930
Franklin Covey Co.(Æ) 20,050 847
Genesco, Inc.(Æ) 52,307 3,169
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
GMS, Inc.(Æ) 15,960 790
Goodyear Tire & Rubber Co. (The)(Æ) 209,369 4,003
GoPro, Inc. Class A(Æ)(Ð) 141,920 1,222
Gray Television, Inc. 55,622 1,304
Group 1 Automotive, Inc. 5,144 925
H&R Block, Inc. 138,833 3,203
Hamilton Beach Brands Holding Co. Class A 49,881 748
Hanesbrands, Inc. 104,262 1,777
HealthStream , Inc.(Æ) 13,198 351
Hibbett, Inc. 15,422 1,194
Hillenbrand, Inc. 42,960 1,953
Horizon Global Corp.(Æ) 230,358 1,709
iHeartMedia , Inc. Class A(Æ) 2,823 55
iMedia Brands, Inc.(Æ) 82,818 504
International Game Technology PLC(Û) 90,379 2,665
IntriCon Corp.(Æ) 37,054 630
JOANN, Inc.(Ñ) 116,804 1,194
KB Home 38,302 1,538
Kontoor Brands, Inc.(Û) 52,854 2,801
Kura Sushi USA, Inc. Class A(Æ) 31,863 1,357
Lands' End, Inc.(Æ) 14,295 376
Landsea Homes Corp.(Æ) 172,525 1,561
Laureate Education, Inc. Class A 23,818 413
La-Z-Boy, Inc. 26,470 880
Lumber Liquidators Holdings, Inc.(Æ) 19,424 351
M/I Homes, Inc.(Æ)(Ð) 5,210 298
Madison Square Garden Entertainment Corp.
(Æ) 23,755 1,674
Madison Square Garden Sports Corp. Class
A(Æ)(Ð) 3,105 588
MarineMax , Inc.(Æ)(Ð) 28,654 1,484
MasterCraft Boat Holdings, Inc.(Æ) 23,736 636
Meritor, Inc.(Æ)(Ð) 22,940 558
Monro Muffler Brake, Inc. 40,456 2,499
Motorcar Parts of America, Inc.(Æ) 32,420 613
Movado Group, Inc. 52,432 1,746
Nathan's Famous, Inc. 5,900 369
National Presto Industries, Inc. 4,139 344
OneWater Marine, Inc. Class A 1,437 64
Overstock.com, Inc.(Æ) 8,588 818
Perdoceo Education Corp.(Æ)(Ð) 28,825 306
PetIQ , Inc.(Æ) 44,946 1,126
Potbelly Corp.(Æ) 88,031 530
QuinStreet , Inc.(Æ) 99,149 1,388
Quotient Technology, Inc.(Æ) 36,524 235
Red Robin Gourmet Burgers, Inc.(Æ) 11,775 234
REV Group, Inc. 62,763 948
Ruth's Hospitality Group, Inc.(Æ) 25,922 501
Sally Beauty Holdings, Inc.(Æ) 51,835 791
Scholastic Corp. 69,683 2,522
Scientific Games Corp. Class A(Æ) 31,233 2,500
Service Corp. International(Û) 7,688 527
Shoe Carnival, Inc. 3,080 104
Shutterstock , Inc. 6,496 787
Signet Jewelers, Ltd.(Ð)(Û) 20,139 1,796
Sinclair Broadcast Group, Inc. Class A 13,684 358
Skyline Champion Corp.(Æ) 129,350 8,190

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SMART Global Holdings, Inc.(Æ)(Ð) 68,320 3,652
Sonic Automotive, Inc. Class A 12,902 638
Stoneridge, Inc.(Æ) 25,998 493
Stride, Inc.(Æ) 31,923 1,133
TEGNA, Inc. 22,423 441
Tenneco, Inc. Class A(Æ) 77,964 1,035
Texas Roadhouse, Inc. Class A 66,423 5,899
The RealReal , Inc.(Æ) 85,207 1,110
Tilly's, Inc. Class A 14,963 208
Townsquare Media, Inc. Class A(Æ) 190,477 2,537
TRI Pointe Group, Inc.(Æ) 1,000 24
Universal Electronics, Inc.(Æ) 36,037 1,484
Universal Technical Institute, Inc.(Æ) 6,781 48
Vera Bradley, Inc.(Æ) 2,600 26
Vista Outdoor, Inc.(Æ) 65,249 2,730
Visteon Corp.(Æ)(Û) 12,404 1,404
WideOpenWest , Inc.(Æ) 21,742 414
Wingstop , Inc. 13,375 2,307
Wolverine World Wide, Inc. 100,549 3,335
WW International, Inc.(Æ) 18,049 313
Wyndham Hotels & Resorts, Inc. 32,301 2,728
YETI Holdings, Inc.(Æ) 44,230 4,349
Zumiez , Inc.(Æ) 13,256 540
188,254
Consumer Staples - 3.3%
Adecoagro SA(Æ) 67,973 595
Albertsons Co., Inc. Class A(Û) 69,800 2,160
Alico , Inc. 21,824 777
Andersons, Inc. (The) 40,976 1,396
Bunge, Ltd.(Û) 40,086 3,715
Calavo Growers, Inc. 9,361 376
Coca-Cola Consolidated, Inc. 1,814 728
Dole PLC(Æ)(Ñ) 40,304 588
elf Beauty, Inc.(Æ) 348,105 11,248
Energizer Holdings, Inc. - GDR(Æ) 73,756 2,581
Farmer Brothers Co.(Æ) 146,266 1,104
Fresh Del Monte Produce, Inc. 20,273 679
Grocery Outlet Holding Corp.(Æ) 125,004 2,775
Helen of Troy, Ltd.(Æ) 4,092 920
Herbalife Nutrition, Ltd.(Æ) 45,852 2,128
Ingles Markets, Inc. Class A 8,389 580
Ingredion, Inc. 29,587 2,818
J&J Snack Foods Corp. 14,061 2,075
Lancaster Colony Corp. 2,335 397
Landec Corp.(Æ) 105,129 1,022
Medifast , Inc. 5,234 1,027
Molson Coors Beverage Co. Class B(Ð) 8,797 388
Performance Food Group Co.(Æ) 21,167 957
Pilgrim's Pride Corp.(Æ) 4,597 129
Post Holdings, Inc.(Æ) 6,337 643
Primo Water Corp. 55,111 876
Quanex Building Products Corp. 80,673 1,671
SpartanNash Co.(Ð) 12,657 293
Spectrum Brands Holdings, Inc. 31,172 2,922
Turning Point Brands, Inc. 37,737 1,440
United Natural Foods, Inc.(Æ) 33,053 1,434
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
USANA Health Sciences, Inc.(Æ) 618 60
50,502
Energy - 3.9%
Arch Resources, Inc. 30,669 2,793
Berry Petroleum Corp. 2,382 23
ChampionX Corp.(Æ) 112,171 2,942
CVR Energy, Inc. 14,800 284
Delek US Holdings, Inc.(Æ) 300,928 5,853
Green Brick Partners, Inc.(Æ) 248,255 6,466
HollyFrontier Corp. 58,692 1,984
Hostess Brands, Inc. Class A(Æ) 25,378 480
Khosla Ventures Acquisition, Co.(Æ)(Ñ) 40,315 403
Liberty Oilfield Services, Inc. Class A(Æ) 49,301 637
Luxfer Holdings PLC - ADR 61,675 1,240
Marathon Oil Corp.(Û) 132,753 2,167
Matrix Service Co.(Æ) 190,783 1,952
Nabors Industries, Inc.(Æ) 1,562 160
National Energy Servicees Reunited Corp.(Æ) 446,440 5,223
Natural Gas Services Group, Inc.(Æ) 81,851 931
Newpark Resources, Inc.(Æ)(Ð) 791,229 2,691
NexTier Oilfield Solutions, Inc.(Æ) 411,548 1,836
NOW, Inc.(Æ) 55,960 404
Oil States International, Inc.(Æ) 190,089 1,152
Par Pacific Holdings, Inc.(Æ)(Ð) 37,440 579
Patterson-UTI Energy, Inc. 440,120 3,767
PBF Energy, Inc. Class A(Æ) 62,979 920
REX American Resources Corp.(Æ) 2,858 251
SM Energy Co. 127,102 4,362
Solaris Oilfield Infrastructure, Inc. Class A 128,339 974
SunCoke Energy, Inc. 33,807 244
Talon Metals Corp.(Æ)(Ñ) 1,025,500 539
Targa Resources Corp.(Û) 39,751 2,173
TPI Composites, Inc.(Æ) 44,391 1,493
W&T Offshore, Inc.(Æ) 328,168 1,349
Warrior Met Coal, Inc. 91,493 2,193
World Fuel Services Corp. 31,092 949
59,414
Financial Services - 21.2%
AerCap Holdings NV(Æ) 30,999 1,830
Agree Realty Corp.(ö) 36,253 2,576
Alleghany Corp.(Æ)(Û) 1,747 1,138
Alliance Data Systems Corp. 9,880 842
Alpine Income Property Trust, Inc.(ö) 191,739 3,536
Amalgamated Financial Corp. 3,796 70
Amerant Bancorp, Inc.(Æ) 1,233 33
American Campus Communities, Inc.(ö)(Û) 23,266 1,250
American Equity Investment Life Holding
Co. 24,789 790
Ameris Bancorp 29,464 1,544
Apple Hospitality REIT, Inc.(ö) 152,982 2,403
Argo Group International Holdings, Ltd. 12,574 693
Armada Hoffler Properties, Inc.(Ð)(ö) 13,872 190
Assurant, Inc.(Ð) 958 155
Atlantic Capital Bancshares, Inc.(Æ) 57,109 1,571

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
76 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Atlantic Union Bankshares Corp.(Æ) 15,913 571
Augmedix , Inc.(Æ) 89,660 336
Axis Capital Holdings, Ltd. 45,310 2,359
Axos Financial, Inc.(Æ) 16,831 892
Banc of California, Inc. 419,187 8,523
Bancorp, Inc. (The)(Æ) 31,686 968
BankUnited , Inc. 14,985 608
Bar Harbor Bankshares 14,687 436
Baycom Corp.(Æ) 3,795 72
Blucora , Inc.(Æ) 159,310 2,632
Bridgewater Bancshares, Inc.(Æ) 5,585 101
Brighthouse Financial, Inc.(Æ) 52,601 2,642
Brixmor Property Group, Inc.(ö) 102,882 2,412
Bryn Mawr Bank Corp. 39,275 1,820
Byline Bancorp, Inc. 62,211 1,603
Cadence Bank 245,798 7,134
Cambridge Bancorp 6,069 557
Camden Property Trust(ö)(Û) 16,824 2,744
Capital Bancorp, Inc. 51,903 1,321
Capital City Bank Group, Inc. 59,046 1,587
Capstar Financial Holdings, Inc. 151,628 3,331
Carter Bankshares , Inc.(Æ) 1,679 25
CatchMark Timber Trust, Inc. Class A(ö) 113,441 971
Cathay General Bancorp 14,647 618
CBTX, Inc. 6,348 173
Chemung Financial Corp. 632 29
Chimera Investment Corp.(ö) 15,130 236
CIT Group, Inc. 13,022 645
Civista Bancshares, Inc. 35,863 863
Clipper Realty, Inc.(ö) 126,111 1,082
CNO Financial Group, Inc.(Ð) 68,284 1,649
Columbia Banking System, Inc. 50,388 1,720
Community Bank System, Inc. 8,776 629
CorEnergy Infrastructure Trust, Inc.(ö) 6,609 31
CorePoint Lodging, Inc.(Æ)(ö) 12,462 215
Cousins Properties, Inc.(ö) 59,284 2,348
Cowen Group, Inc. Class A 60,459 2,281
CTO Realty Growth, Inc.(Ð)(ö) 68,828 3,690
Curo Group Holdings Corp. 49,921 858
Customers Bancorp, Inc.(Æ) 23,770 1,267
CVB Financial Corp. 66,192 1,325
DigitalBridge Group, Inc.(Æ)(Ð)(ö) 208,143 1,395
Diversified Healthcare Trust(Æ) 76,348 278
Donegal Group, Inc. Class A 43,719 623
Easterly Government Properties, Inc.(ö) 64,299 1,352
Eastern Bankshares , Inc. 30,228 628
EastGroup Properties, Inc.(ö) 4,035 798
Emerald Holding, Inc.(Æ) 141,266 572
Employers Holdings, Inc. 1,832 71
Encore Capital Group, Inc.(Æ)(Ð) 13,912 752
Enova International, Inc.(Æ) 18,874 612
Enstar Group, Ltd.(Æ) 3,116 719
Enterprise Financial Services Corp. 30,119 1,416
Essent Group, Ltd. 60,649 2,911
Everest Re Group, Ltd.(Ð)(Û) 3,592 939
EZCORP, Inc. Class A(Æ)(Ð) 308,698 2,303
Farmland Partners, Inc.(ö) 3,750 42
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Federal Agricultural Mortgage Corp. Class C 31,367 3,955
Federated Hermes, Inc. Class B 13,954 465
First BanCorp 61,295 837
First Community Corp. 50,708 1,020
First Financial Bankshares , Inc. 11,281 572
First Financial Corp. 2,372 102
First Foundation, Inc. 167,630 4,461
First Internet Bancorp 17,762 605
First Interstate BancSystem , Inc. Class A 85,269 3,545
First Merchants Corp. 54,451 2,264
First Mid-Illinois Bancshares, Inc. 25,363 1,093
Five Star Bancorp 63,785 1,749
Flagstar Bancorp, Inc. 13,334 629
Flushing Financial Corp. 20,359 489
FNB Corp. 37,776 440
Forestar Group, Inc.(Æ) 52,479 1,027
Four Corners Property Trust, Inc.(ö) 14,765 428
Franchise Group, Inc.(Æ) 57,048 2,099
Gaming and Leisure Properties, Inc.(ö)(Û) 103,939 5,040
Genworth Financial, Inc. Class A(Æ) 343,709 1,413
GEO Group, Inc. (The)(Ð)(ö) 135,981 1,112
Getty Realty Corp.(ö) 20,185 648
Glacier Bancorp, Inc. 20,045 1,108
Global Medical REIT, Inc.(ö) 87,155 1,445
Great Western Bancorp, Inc. 13,621 464
Green Dot Corp. Class A(Æ)(Ð) 22,631 959
Greenhill & Co., Inc. 6,699 105
Greenlight Capital Re, Ltd. Class A(Æ)(Ð) 2,488 18
Guaranty Bancshares, Inc. 17,397 653
Hancock Holding Co. 57,266 2,834
Hanmi Financial Corp. 11,737 260
Hanover Insurance Group, Inc. (The)(Ð) 14,371 1,811
HarborOne Bancorp, Inc.(Ð) 6,365 91
Heritage Insurance Holdings, Inc. 2,288 15
Hilltop Holdings, Inc. 14,149 501
Home Bancorp, Inc. 14,041 586
Home BancShares , Inc. 211,814 5,034
HomeStreet , Inc. 115,267 5,436
HomeTrust Bancshares, Inc. 5,315 162
Horace Mann Educators Corp. 55,105 2,159
Houlihan Lokey , Inc. Class A 12,752 1,429
Howard Hughes Corp. (The)(Æ)(Ð) 8,307 724
Hudson Pacific Properties, Inc.(ö) 79,235 2,040
I3 Verticals, Inc. Class A(Æ) 128,157 2,869
Independent Bank Corp. 50,584 1,140
Innovative Industrial Properties, Inc.(ö) 9,165 2,411
International Bancshares Corp. 10,964 465
Investar Holding Corp. 40,153 751
Investors Bancorp, Inc. 38,722 592
Jackson Financial, Inc. Class A(Ñ) 133,707 3,619
James River Group Holdings, Ltd. 61,152 1,953
Kearny Financial Corp. 146,518 1,966
Kemper Corp. 34,283 2,176
Kennedy-Wilson Holdings, Inc. 14,481 324
Ladder Capital Corp. Class A(ö) 70,458 845
Live Oak Bancshares, Inc. 10,106 901
Merchants Bancorp 6,578 292

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Metropolitan Bank Holding Corp.(Æ) 35,885 3,261
MFA Financial, Inc.(ö) 297,056 1,340
MoneyGram International, Inc.(Æ) 98,046 585
Mr. Cooper Group, Inc.(Æ) 22,862 1,002
National Bank Holdings Corp. Class A(Ð) 104,975 4,553
National Retail Properties, Inc.(ö) 45,012 2,042
New York Mortgage Trust, Inc.(ö) 109,572 481
NexPoint Residential Trust, Inc.(ö) 4,919 348
Nicolet Bankshares , Inc.(Æ) 2,606 187
NMI Holdings, Inc. Class A(Æ) 117,623 2,856
Northeast Bank 39,947 1,322
Northrim BanCorp , Inc. 613 27
OceanFirst Financial Corp. 59,059 1,309
ODP Corp. (The)(Æ)(Ð) 20,395 883
OFG Bancorp 19,457 504
Old National Bancorp 133,462 2,280
Old Second Bancorp, Inc. 126,381 1,711
Oportun Financial Corp.(Æ) 30,230 702
Origin Bancorp, Inc. 895 40
Pacific Premier Bancorp, Inc. 17,449 733
PCB Bancorp(Æ) 140,631 2,995
PCSB Financial Corp. 137,258 2,623
Peapack Gladstone Financial Corp. 8,744 293
PennyMac Financial Services, Inc.(Ð)(Û) 26,804 1,663
Peoples Bancorp, Inc. 120,146 3,840
Piedmont Office Realty Trust, Inc. Class A(ö) 19,629 349
Plymouth Industrial REIT, Inc.(ö) 90,983 2,326
Popular, Inc. 77,817 6,337
Potlatch Corp.(ö) 51,052 2,668
PRA Group, Inc.(Æ) 11,107 476
Premier Financial Corp. 112,788 3,596
ProAssurance Corp. 19,301 442
PROG Holdings, Inc. 58,284 2,358
PS Business Parks, Inc.(ö) 3,989 709
Pzena Investment Management, Inc. Class A 163,230 1,776
QCR Holdings, Inc. 33,303 1,836
Radian Group, Inc. 28,962 691
Realogy Holdings Corp.(Æ)(Ð) 108,948 1,887
Redfin Corp.(Æ) 8,047 413
Reinsurance Group of America, Inc. Class
A(Û) 19,599 2,314
RenaissanceRe Holdings, Ltd.(Ð) 14,718 2,087
Renasant Corp. 14,546 544
Repay Holdings Corp.(Æ) 211,832 4,451
Retail Value, Inc.(ö) 19,312 121
Riverview Bancorp, Inc. 44,742 331
RLI Corp. 3,778 409
RMR Group, Inc. (The) Class A 29,280 1,019
Sculptor Capital Management, Inc. 27,873 739
Selective Insurance Group, Inc. 30,621 2,400
ServisFirst Bancshares, Inc. 5,334 428
Sierra Bancorp 3,150 79
Simmons First National Corp. Class A 16,437 491
SLM Corp.(Û) 102,034 1,872
SmartFinancial , Inc. 14,526 377
South State Corp. 5,222 408
Southern Missouri Bancorp, Inc. 12,609 686
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SP Plus Corp.(Æ) 87,543 2,823
Spirit Realty Capital, Inc.(ö) 30,241 1,480
STAG Industrial, Inc.(ö) 45,453 1,979
Stewart Information Services Corp. 41,052 2,922
StoneX Group, Inc.(Æ) 41,020 2,835
Summit Hotel Properties, Inc.(Æ)(ö) 143,294 1,433
Target Hospitality Corp. Class A(Æ) 385,425 1,596
Terreno Realty Corp.(ö) 6,742 493
Territorial Bancorp, Inc. 110,466 2,772
Texas Capital Bancshares, Inc.(Æ) 21,814 1,322
Tiptree Financial, Inc. Class A 124,183 1,938
TPG RE Finance Trust, Inc.(ö) 103,561 1,354
TriCo Bancshares 27,447 1,203
Triumph Bancorp, Inc.(Æ) 36,759 4,312
UMB Financial Corp. 20,124 1,989
UMH Properties, Inc.(ö) 162,337 3,886
United Bankshares , Inc. 22,845 845
United Community Banks, Inc. 96,012 3,345
United Fire Group, Inc. 7,070 144
United Insurance Holdings Corp. 15,271 58
Universal Insurance Holdings, Inc. 63,343 936
Unum Group 92,087 2,345
Urstadt Biddle Properties, Inc. Class A(ö) 22,050 433
Valley National Bancorp 181,552 2,407
Velocity Financial, Inc.(Æ) 62,051 797
Virtus Investment Partners, Inc. 1,727 553
Voya Financial, Inc.(Ð)(Û) 28,375 1,980
Walker & Dunlop, Inc. 6,651 865
Washington Trust Bancorp, Inc. 43,283 2,366
Webster Financial Corp. 77,074 4,313
West Bancorporation, Inc. 10,069 319
Westamerica BanCorp 28,715 1,601
Westwood Holdings Group, Inc. 35,216 613
WSFS Financial Corp. 13,480 698
320,622
Health Care - 18.8%
Acadia Pharmaceuticals, Inc.(Æ)(Ð) 46,783 840
Acceleron Pharma, Inc.(Æ) 30,825 5,369
Accuray , Inc.(Æ) 145,915 728
Aerie Pharmaceuticals, Inc.(Æ)(Ð) 37,643 400
Agios Pharmaceuticals, Inc.(Æ)(Ð) 46,206 2,171
Akebia Therapeutics, Inc.(Æ)(Ð) 177,971 511
Alkermes PLC(Æ) 92,530 2,803
Allakos , Inc.(Æ) 5,238 527
Allscripts Healthcare Solutions, Inc.(Æ) 123,272 1,699
Alpha Teknova , Inc.(Æ) 101,196 2,326
ALX Oncology Holdings, Inc.(Æ) 15,143 849
Amicus Therapeutics, Inc.(Æ)(Ð) 189,073 1,985
AMN Healthcare Services, Inc.(Æ) 7,487 739
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 96,609 530
Amphastar Pharmaceuticals, Inc.(Æ) 91,324 1,706
AngioDynamics , Inc.(Æ) 11,516 329
Angion Biomedica Corp.(Æ) 141,060 588
ANI Pharmaceuticals, Inc.(Æ)(Ð) 58,943 2,203
Anika Therapeutics, Inc.(Æ) 57,993 2,415
Antares Pharma, Inc.(Æ) 190,593 713

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
78 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apellis Pharmaceuticals, Inc.(Æ) 59,775 1,838
Applied Therapeutics, Inc.(Æ) 27,147 398
Apria, Inc.(Æ) 34,024 1,274
Ardelyx , Inc.(Æ)(Ð) 29,186 35
Arena Pharmaceuticals, Inc.(Æ)(Ð)(Û) 79,147 4,542
Argenx SE - ADR(Æ) 17,303 5,225
Arrowhead Pharmaceuticals, Inc.(Æ) 93,866 5,991
Arvinas , Inc.(Æ) 21,284 1,843
Ascendis Pharma A/S - ADR(Æ) 13,188 1,999
Athenex , Inc.(Æ)(Ð) 29,963 76
Athira Pharma, Inc.(Æ) 76,794 1,004
Avanos Medical, Inc.(Æ) 1,960 62
Avid Bioservices , Inc.(Æ) 497,058 15,251
AVROBIO, Inc.(Æ)(Ð) 19,866 112
Axsome Therapeutics, Inc.(Æ)(Ñ) 7,114 274
Beam Therapeutics, Inc.(Æ) 35,283 3,132
BioDelivery Sciences International, Inc.(Æ) 15,700 64
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 31,454 4,477
BioLife Solutions, Inc.(Æ) 218,984 11,640
Bluebird Bio, Inc.(Æ)(Ð) 53,498 1,252
Blueprint Medicines Corp.(Æ) 23,337 2,625
BridgeBio Pharma, Inc.(Æ) 76,649 3,785
Cara Therapeutics, Inc.(Æ)(Ð) 21,448 361
Cardinal Health, Inc.(Û) 8,621 412
Cardiovascular Systems, Inc.(Æ)(Ð) 12,226 429
CareDx , Inc.(Æ) 11,219 572
Castle Biosciences, Inc.(Æ) 5,773 360
Castlight Health, Inc. Class B(Æ) 65,454 118
Catalyst Pharmaceuticals, Inc.(Æ) 45,890 271
Clovis Oncology, Inc.(Æ)(Ñ) 90,097 390
Computer Programs & Systems, Inc.(Æ) 23,585 852
Concert Pharmaceuticals, Inc.(Æ)(Ð) 13,454 37
CONMED Corp. 34,579 5,058
Consensus Cloud Solutions, Inc. Class W(Æ) 5,147 326
Crinetics Pharmaceuticals, Inc.(Æ) 46,770 1,166
Cutera , Inc.(Æ) 6,050 260
Cytokinetics, Inc.(Æ) 89,015 3,108
CytomX Therapeutics, Inc.(Æ)(Ð) 56,925 338
Deciphera Pharmaceuticals, Inc.(Æ) 40,136 1,340
Denali Therapeutics, Inc.(Æ) 27,591 1,334
Dicerna Pharmaceuticals, Inc.(Æ) 106,228 2,211
Eagle Pharmaceuticals, Inc.(Æ) 5,802 304
Editas Medicine, Inc.(Æ) 9,513 349
Emergent BioSolutions , Inc.(Æ) 8,313 396
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 10,141 871
Endo International PLC(Æ) 161,994 688
Ensign Group, Inc. (The) 10,069 785
Esperion Therapeutics, Inc.(Æ)(Ñ) 53,731 480
Exelixis , Inc.(Æ)(Ð) 100,436 2,160
FibroGen , Inc.(Æ)(Ð) 76,435 850
F-Star Therapeutics, Inc.(Æ) 89,257 602
G1 Therapeutics, Inc.(Æ)(Ñ) 88,957 1,289
Global Blood Therapeutics, Inc.(Æ)(Ð) 21,704 793
Gossamer Bio, Inc.(Æ)(Ð) 30,960 385
Halozyme Therapeutics, Inc.(Æ) 11,090 422
Hanger, Inc.(Æ)(Ð) 696 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Heska Corp.(Æ) 35,108 7,849
Homology Medicines, Inc.(Æ)(Ð) 34,805 199
IDEAYA Biosciences, Inc.(Æ) 81,175 1,740
IGM Biosciences, Inc.(Æ)(Ñ) 16,838 790
Impel Neuropharma , Inc.(Æ)(Ñ) 114,031 1,219
Incyte Corp.(Æ)(Û) 5,760 386
InfuSystems Holdings, Inc.(Æ) 183,043 3,044
Inhibrx , Inc.(Æ) 74,684 3,002
Innoviva , Inc.(Æ) 56,722 990
Inogen , Inc.(Æ) 10,044 398
Inozyme Pharma, Inc.(Æ) 64,806 605
Insmed , Inc.(Æ) 24,459 737
Inspire Medical Systems, Inc.(Æ) 4,811 1,297
Intellia Therapeutics, Inc.(Æ) 8,594 1,143
Intercept Pharmaceuticals, Inc.(Æ)(Ð) 29,842 503
Invacare Corp.(Æ) 106,097 524
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 59,917 1,910
iRadimed Corp.(Æ) 98,599 3,680
iRhythm Technologies, Inc.(Æ) 25,110 1,761
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 7,339 94
Jazz Pharmaceuticals PLC(Æ)(Ð) 2,445 325
Kiniksa Pharmaceuticals, Ltd. Class A(Æ)(Ð) 5,539 58
Kura Oncology, Inc.(Æ) 23,826 391
Lannett Co., Inc.(Æ) 9,751 27
Lantheus Holdings, Inc.(Æ) 84,777 1,983
LeMaitre Vascular, Inc. 128,847 6,701
LHC Group, Inc.(Æ) 24,855 3,345
LivaNova PLC(Æ) 24,528 1,882
MedAvail Holdings, Inc.(Æ)(Ñ) 156,848 398
MEDNAX, Inc.(Æ) 32,624 888
Medpace Holdings, Inc.(Æ) 47,219 10,698
Mirati Therapeutics, Inc.(Æ) 18,235 3,447
ModivCare , Inc.(Æ) 6,890 1,121
Molecular Templates, Inc.(Æ) 145,221 758
Molina Healthcare, Inc.(Æ)(Û) 11,478 3,394
Mustang Bio, Inc.(Æ) 251,194 563
Natus Medical, Inc.(Æ) 67,113 1,681
Nektar Therapeutics(Æ)(Ð) 9,123 138
Neogen Corp.(Æ) 142,823 6,043
NeoGenomics , Inc.(Æ) 110,903 5,102
Neurocrine Biosciences, Inc.(Æ) 8,388 884
Nevro Corp.(Æ) 5,472 622
NextGen Healthcare, Inc.(Æ) 26,757 440
NGM Biopharmaceuticals, Inc.(Æ) 12,121 224
Omnicell , Inc.(Æ) 30,038 5,351
Optinose , Inc.(Æ) 1,434 4
Orthofix Medical, Inc.(Æ) 13,699 493
Owens & Minor, Inc. 33,083 1,187
Pacific Biosciences of California, Inc.(Æ) 54,476 1,443
Pennpant Group, Inc. (The)(Æ) 21,778 557
Phathom Pharmaceuticals, Inc.(Æ)(Ð) 5,160 121
Phibro Animal Health Corp. Class A 33,108 726
Phreesia , Inc.(Æ) 63,487 4,478
Pliant Therapeutics, Inc.(Æ) 14,564 232
Poseida Therapeutics, Inc.(Æ) 19,255 123
Precision BioSciences , Inc.(Æ) 54,031 513

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Prestige Brands Holdings, Inc.(Æ) 11,584 695
Protagonist Therapeutics, Inc.(Æ) 70,002 2,181
Protech Home Medical Corp.(Æ) 86,016 477
PTC Therapeutics, Inc.(Æ)(Ð) 109,893 4,168
Puma Biotechnology, Inc.(Æ)(Ð) 8,597 44
Radius Health, Inc.(Æ) 23,678 511
RadNet , Inc.(Æ) 124,534 3,872
Reata Pharmaceuticals, Inc. Class A(Æ) 21,021 2,018
Recro Pharma, Inc.(Æ) 136,069 265
Recursion Pharmaceuticals, Inc. Class A(Æ)
(Ñ) 15,745 302
Repligen Corp.(Æ) 26,642 7,741
Sage Therapeutics, Inc.(Æ) 18,012 727
Sarepta Therapeutics, Inc.(Æ)(Ð) 18,257 1,445
Savara , Inc.(Æ) 13,796 16
Schrodinger, Inc.(Æ) 51,895 2,832
Selecta Biosciences, Inc.(Æ)(Ð) 50,540 181
ShockWave Medical, Inc.(Æ) 13,035 2,786
SIGA Technologies, Inc.(Æ) 273,355 1,971
SpringWorks Therapeutics, Inc.(Æ) 16,888 1,133
STAAR Surgical Co.(Æ) 6,140 727
Surmodics , Inc.(Æ) 2,828 157
Syros Pharmaceuticals, Inc.(Æ)(Ð) 978 4
Tactile Systems Technology, Inc.(Æ) 40,045 1,381
Tenet Healthcare Corp.(Æ)(Û) 43,388 3,109
TG Therapeutics, Inc.(Æ) 22,358 698
Theravance Biopharma, Inc.(Æ) 21,333 166
TransMedics Group, Inc.(Æ) 11,659 320
Travere Therapeutics, Inc.(Æ) 32,217 928
Tricida , Inc.(Æ) 14,249 65
Turning Point Therapeutics, Inc.(Æ) 7,072 294
Twist Bioscience Corp.(Æ) 20,128 2,391
United Therapeutics Corp.(Æ)(Û) 15,901 3,033
UroGen Pharma, Ltd.(Æ)(Ñ) 30,709 528
Utah Medical Products, Inc. 38,326 3,711
Vanda Pharmaceuticals, Inc.(Æ) 1,000 17
Varex Imaging Corp.(Æ)(Ð) 20,738 557
Vincerx Pharma, Inc.(Æ) 28,219 394
Vivos Therapeutics, Inc.(Æ) 18,752 68
WaVe Life Sciences, Ltd.(Æ) 7,597 35
Werewolf Therapeutics, Inc.(Æ) 71,565 1,121
Xencor , Inc.(Æ) 51,369 2,032
Zentalis Pharmaceuticals, Inc.(Æ) 29,685 2,388
Zogenix , Inc.(Æ)(Ð) 105,936 1,624
Zymeworks , Inc.(Æ)(Ñ) 54,159 1,205
284,190
Materials and Processing - 7.1%
AdvanSix , Inc. 10,887 529
American Vanguard Corp. 193,241 3,011
Apogee Enterprises, Inc.(Ð) 15,239 639
Arconic Corp.(Æ) 71,574 2,106
Ashland Global Holdings, Inc.(Ð) 23,090 2,217
AZEK Co., Inc. (The)(Æ) 54,003 1,981
Beacon Roofing Supply, Inc.(Æ) 11,567 612
Belden, Inc. 13,634 821
BlueLinx Holdings, Inc.(Æ) 2,739 130
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Boise Cascade Co. 21,639 1,225
BrightView Holdings, Inc.(Æ) 72,704 1,153
Cabot Corp.(Ð) 86,316 4,605
Caesarstone , Ltd. 42,469 530
Capstone Mining Corp.(Æ) 90,316 379
Carpenter Technology Corp. 27,933 863
Chemours Co. (The) 28,483 798
Clearwater Paper Corp.(Æ) 7,596 318
Constellium SE(Æ) 48,671 896
Cornerstone Building Brands, Inc.(Æ) 93,296 1,335
Critical Elements Lithium Corp.(Æ) 483,648 653
Culp, Inc. 204,871 2,710
Danimer Scientific, Inc.(Æ)(Ñ) 73,244 1,081
HB Fuller Co. 17,740 1,251
Horizonte  Minerals  PLC(Æ)(Ñ) 4,635,861 539
Huntsman Corp. 134,649 4,387
Ingevity Corp.(Æ) 25,996 2,025
Insteel Industries, Inc. 101,306 4,120
Interface, Inc. Class A 43,972 631
Kaiser Aluminum Corp. 3,449 335
Koppers Holdings, Inc.(Æ) 90,794 3,186
Louisiana-Pacific Corp. 33,343 1,965
Masonite International Corp.(Æ) 3,731 448
Mosaic Co. (The) 89,739 3,730
MRC Global, Inc.(Æ) 37,603 312
Mueller Water Products, Inc. Class A 28,249 464
Neenah Paper, Inc. 35,438 1,791
NN, Inc.(Æ) 7,600 38
Northwest Pipe Co.(Æ) 32,731 778
Nouveau Monde Graphite, Inc.(Æ) 32,462 264
O-I Glass, Inc. Class I(Æ) 75,024 979
Oil- Dri Corp. of America 6,755 235
Olin Corp. 51,665 2,944
Omega Flex, Inc. 14,014 2,029
Orion Engineered Carbons SA 19,809 372
Pactiv Evergreen, Inc. 3,250 45
Patrick Industries, Inc. 8,678 676
Quaker Chemical Corp. 17,619 4,332
Rayonier Advanced Materials, Inc.(Æ) 27,890 200
Ryerson Holding Corp. 4,424 117
Schnitzer Steel Industries, Inc. Class A 2,636 142
Schweitzer-Mauduit International, Inc. 76,564 2,667
Silgan Holdings, Inc. 38,834 1,561
Simpson Manufacturing Co., Inc. 5,291 561
SiteOne Landscape Supply, Inc.(Æ) 18,672 4,388
Stelco Holdings, Inc. 30,656 1,064
Stepan Co. 11,840 1,421
Summit Materials, Inc. Class A(Æ) 24,709 881
Sylvamo Corp.(Æ) 114,468 3,223
Trinseo Public, Ltd. Co. 26,601 1,491
Tronox Holdings PLC Class A 289,183 6,745
UFP Technologies, Inc.(Æ) 36,429 2,255
Unifi, Inc.(Æ)(Ð) 28,870 693
Univar Solutions, Inc. - ADR(Æ) 95,972 2,455
Universal Stainless & Alloy Products, Inc.(Æ) 74,235 704
Valvoline, Inc. 137,145 4,658
Venator Materials PLC(Æ) 212,275 639

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
80 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Veritiv Corp.(Æ) 29,621 3,177
Verso Corp. Class A 22,886 505
VSE Corp. 11,781 654
Westlake Chemical Corp.(Û) 2,610 254
Zymergen , Inc.(Æ)(Ñ) 22,112 234
107,157
Producer Durables - 15.2%
ABM Industries, Inc. 21,294 937
Acacia Research Corp.(Æ) 8,437 48
ACCO Brands Corp. 47,709 395
Adient PLC(Æ) 28,432 1,183
AGCO Corp.(Û) 21,158 2,586
Air Transport Services Group, Inc.(Æ) 55,904 1,391
Allegiant Travel Co. Class A(Æ)(Ð) 8,272 1,450
Allied Motion Technologies, Inc. 102,020 3,586
Allison Transmission Holdings, Inc. Class A 62,802 2,095
Alta Equipment Group, Inc.(Æ) 145,004 2,092
Applied Industrial Technologies, Inc. 7,558 737
ArcBest Corp. 27,883 2,505
Arcosa , Inc. 34,654 1,793
Ardmore Shipping Corp.(Æ) 360,642 1,432
Argan , Inc.(Ð) 63,896 2,636
ASGN, Inc.(Æ) 10,585 1,267
Astec Industries, Inc. 4,181 223
Astronics Corp.(Æ) 15,764 203
Atlas Air Worldwide Holdings, Inc.(Æ)(Ð) 13,725 1,114
Barrett Business Services, Inc. 19,495 1,599
Bellring Brands, Inc. Class A(Æ)(Û) 16,880 453
Blue Bird Corp.(Æ) 77,672 1,523
Bowman Consulting Group, Ltd.(Æ) 26,764 412
Brady Corp. Class A 8,669 452
Bristow Group, Inc.(Æ) 2,660 92
Brookfield Infrastructure Corp. Class A 5,252 318
Chart Industries, Inc.(Æ) 20,700 3,675
Cimpress NV(Æ) 6,912 617
Commercial Vehicle Group, Inc.(Æ) 3,000 30
Concrete Pumping Holdings, Inc.(Æ) 212,016 1,823
CoreCivic , Inc.(Æ) 60,981 525
Covenant Transportation Group, Inc. Class
A(Æ) 37,030 1,052
CRA International, Inc. 43,857 4,815
Crane Co. 23,235 2,400
Daseke , Inc.(Æ) 3,600 34
Deluxe Corp. 95,538 3,408
DHT Holdings, Inc. 262,711 1,710
Dorian LPG, Ltd. 10,050 122
Ducommun, Inc.(Æ) 2,314 112
DXP Enterprises, Inc.(Æ) 1,891 62
Dycom Industries, Inc.(Æ) 6,902 548
Element Solutions, Inc.(Æ)(Ð) 257,929 5,858
EMCOR Group, Inc. 25,162 3,057
Ennis, Inc. 15,653 296
Euronav NV(Ñ) 471,415 4,972
Evo Payments, Inc. Class A(Æ) 260,589 5,649
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Flowserve Corp. 110,663 3,720
Fluor Corp.(Æ)(Ð) 106,559 2,072
Franklin Electric Co., Inc. 7,665 662
frontdoor , Inc.(Æ) 79,055 2,947
Frontier Group Holdings, Inc.(Æ) 72,295 1,131
Genasys , Inc.(Æ) 352,966 1,793
Genco Shipping & Trading, Ltd. 5,215 90
Greenbrier Cos., Inc. 88,677 3,638
Hackett Group, Inc. (The) 23,113 489
Heidrick & Struggles International, Inc. 54,461 2,553
Herman Miller, Inc. 82,325 3,204
Hillman Solutions Corp.(Æ) 46,389 509
HNI Corp. 10,329 386
Hub Group, Inc. Class A(Æ) 10,225 803
Huntington Ingalls Industries, Inc.(Û) 2,078 421
Hyster -Yale Materials Handling, Inc. 2,925 141
ICF International, Inc. 11,646 1,170
Infrastructure and Energy Alternatives, Inc.
(Æ) 72,209 799
Insperity , Inc. 11,905 1,488
International Money Express, Inc.(Æ) 48,279 808
International Seaways, Inc. 2,485 44
JetBlue Airways Corp.(Æ) 60,005 842
Kaman Corp. Class A 51,072 1,828
KBR, Inc. 55,584 2,359
Kennametal, Inc. 108,668 4,320
Kimball International, Inc. Class B 252,535 2,745
Knight-Swift Transportation Holdings, Inc.
(Æ) 32,363 1,835
Korn & Ferry International 15,309 1,182
Kratos Defense & Security Solutions, Inc.(Æ) 124,818 2,670
Manitowoc Co., Inc. (The)(Æ) 15,336 329
ManpowerGroup , Inc. 23,830 2,303
Marten Transport, Ltd. 67,097 1,116
Matson, Inc. 9,221 768
MAXIMUS, Inc. 45,245 3,826
Mesa Air Group, Inc.(Æ) 128,959 972
Mesa Laboratories, Inc. 31,628 9,668
Methode Electronics, Inc. 43,464 1,829
Mitek Systems, Inc.(Æ) 161,717 3,045
Modine Manufacturing Co.(Æ) 25,263 278
MYR Group, Inc.(Æ) 7,080 723
Neo Performance Materials, Inc. 23,477 362
Nordic American Tankers, Ltd. 135,819 319
Orion Group Holdings, Inc.(Æ) 219,138 975
Park-Ohio Holdings Corp. 2,023 47
Pitney Bowes, Inc.(Ð) 195,525 1,357
Powell Industries, Inc.(Ð) 18,822 487
Primoris Services Corp. 12,348 333
Radiant Logistics, Inc.(Æ) 160,906 1,083
Ranpak Holdings Corp.(Æ) 56,782 1,957
Resources Connection, Inc. 72,644 1,265
Roth CH Acquisition I Co. Parent Corp.(Æ)
(Ñ) 80,249 1,075
RR Donnelley & Sons Co.(Æ) 44,359 284
Rush Enterprises, Inc. Class A 17,848 930
Ryder System, Inc.(Ð) 25,595 2,174

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Saia, Inc.(Æ) 35,455 11,084
Schneider National, Inc. Class B(Ð) 27,186 678
Scorpio Tankers, Inc. 62,525 1,002
SFL Corp., Ltd.(Æ) 43,155 341
SHYFT Group, Inc. (The)(Æ) 14,821 611
SkyWest, Inc.(Æ) 16,359 704
Smith & Wesson Brands, Inc.(Æ) 16,865 363
Southwest Gas Holdings, Inc. 5,921 410
StealthGas , Inc.(Æ) 102,239 257
Steelcase, Inc. Class A(Ð) 42,495 506
Sun Country Airlines Holdings, Inc.(Æ) 22,989 696
Team, Inc.(Æ) 64,346 156
Teekay Tankers, Ltd. Class A(Æ) 186,942 2,595
Tennant Co. 37,639 2,991
Terex Corp. 28,723 1,287
Tetra Tech, Inc. 5,862 1,030
Textainer Group Holdings, Ltd. 18,250 717
Textron, Inc.(Û) 20,073 1,482
Thermon Group Holdings, Inc.(Æ) 41,998 726
Titan International, Inc.(Æ)(Ð) 243,853 1,761
Titan Machinery, Inc.(Æ) 9,066 258
TopBuild Corp.(Æ) 21,452 5,512
Travel + Leisure Co.(Æ) 44,144 2,399
TriNet Group, Inc.(Æ)(Ð) 21,075 2,134
Trinity Industries, Inc. 7,520 211
Triumph Group, Inc.(Æ) 37,295 763
TrueBlue , Inc.(Æ) 44,766 1,246
Tutor Perini Corp.(Æ) 310,435 4,228
UFP Industries, Inc.(Æ) 11,404 933
Universal Truckload Services, Inc. 43,196 911
US Xpress Enterprises, Inc. Class A(Æ) 6,980 53
USA Truck, Inc.(Æ) 73,314 1,413
Vectrus , Inc.(Æ) 48,435 2,346
Vishay Precision Group, Inc.(Æ) 26,261 895
Wabash National Corp. 3,000 47
Werner Enterprises, Inc. 13,525 613
WESCO International, Inc.(Æ) 39,926 5,173
WNS Holdings, Ltd. - ADR(Æ) 119,669 10,627
Xerox Holdings Corp.(Ð) 68,078 1,212
Zurn Water Solutions Corp. 42,530 1,543
229,355
Technology - 14.0%
8x8, Inc.(Æ) 78,576 1,781
A10 Networks, Inc.(Ð) 45,006 841
Absolute Software Corp. 246,297 2,768
ADTRAN, Inc. 48,248 892
Agilysys , Inc.(Æ) 39,441 1,882
Alarm.com Holdings, Inc.(Æ) 6,543 551
Alight, Inc. Class A(Æ)(Ñ) 365,038 3,972
Alpha & Omega Semiconductor, Ltd.(Æ) 6,721 233
Ambarella , Inc.(Æ) 14,662 2,725
American Software, Inc. Class A 227,182 6,573
APi Group Corp.(Æ) 196,891 4,288
Appfolio , Inc. Class A(Æ) 18,473 2,433
Appian Corp.(Æ) 5,507 547
Applied Optoelectronics, Inc.(Æ) 2,691 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arlo Technologies, Inc.(Æ)(Ð) 78,746 543
Arrow Electronics, Inc.(Æ)(Û) 18,089 2,094
Avaya Holdings Corp.(Æ) 66,648 1,241
Aviat Networks, Inc.(Æ) 2,423 69
Avid Technology, Inc.(Æ) 24,651 706
Avnet, Inc. 32,302 1,231
Axcelis Technologies, Inc.(Æ) 73,854 4,057
Bandwidth, Inc. Class A(Æ) 4,599 392
Benchmark Electronics, Inc. 34,151 796
Benefitfocus , Inc.(Æ) 11,620 127
Blackline, Inc.(Æ) 6,172 783
Brightcove , Inc.(Æ) 7,551 75
CalAmp Corp.(Æ) 25,597 246
Casa Systems, Inc.(Æ) 27,918 177
Cerence , Inc.(Æ) 28,906 3,039
ChannelAdvisor Corp.(Æ) 25,440 649
Ciena Corp.(Æ) 45,309 2,460
Cirrus Logic, Inc.(Æ)(Û) 27,885 2,253
Citrix Systems, Inc.(Ð)(Û) 2,194 208
CMC Materials, Inc.(Æ) 20,022 2,570
CommScope Holding Co., Inc.(Æ) 263,028 2,817
CommVault Systems, Inc.(Æ) 15,485 952
comScore, Inc.(Æ)(Ð) 395,253 1,545
Comtech Telecommunications Corp.(Ð) 9,211 199
Concentrix Corp. 12,514 2,223
Covetrus , Inc.(Æ) 16,068 324
CSG Systems International, Inc. 15,916 797
Daily Journal Corp.(Æ) 5,441 1,867
Daktronics, Inc.(Æ) 22,856 127
Diebold Nixdorf, Inc.(Æ) 205,524 1,850
Domo, Inc. Class B(Æ) 3,261 288
Donnelley Financial Solutions, Inc.(Æ) 12,849 492
DoubleVerify Holdings, Inc.(Æ)(Ñ) 68,305 2,700
Dropbox, Inc. Class A(Æ)(Ð)(Û) 52,339 1,596
DSP Group, Inc.(Æ) 21,037 462
E2open Parent Holdings, Inc.(Æ)(Ñ) 153,838 1,923
Ebix , Inc. 8,268 271
eGain Corp.(Æ) 105,626 1,090
EMCORE Corp.(Æ) 7,463 56
Endava PLC - ADR(Æ) 35,013 5,548
Extreme Networks, Inc.(Æ) 64,322 632
GoDaddy , Inc. Class A(Æ)(Û) 8,287 573
GTY Technology Holdings, Inc.(Æ) 78,942 600
IBEX Holdings, Ltd.(Æ) 87,484 1,422
Infinera Corp.(Æ)(Ð) 132,809 1,008
INNOVATE Corp.(Æ)(Ñ) 173,885 687
Inspired Entertainment, Inc.(Æ) 70,996 976
Jabil Circuit, Inc.(Ð)(Û) 19,712 1,182
Kimball Electronics, Inc.(Æ) 97,311 2,798
Kulicke & Soffa Industries, Inc. 80,504 4,589
KVH Industries, Inc.(Æ) 48,581 498
Lattice Semiconductor Corp.(Æ) 16,134 1,120
Liberty Latin America, Ltd. Class C(Æ) 67,015 806
Limelight Networks, Inc.(Æ)(Ð) 90,537 270
LiveRamp Holdings, Inc.(Æ) 23,238 1,243
Maxar Technologies, Inc. 24,306 645
Mercury Systems, Inc.(Æ) 51,358 2,647

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
82 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mimecast, Ltd.(Æ) 94,027 7,094
Model N, Inc.(Æ) 69,065 2,238
N-Able, Inc.(Æ) 141,518 1,882
NAPCO Security Technologies, Inc.(Æ) 123,368 5,918
NeoPhotonics Corp.(Æ)(Ð) 108,764 1,100
NETGEAR, Inc.(Æ) 43,717 1,260
NetScout Systems, Inc.(Æ) 57,422 1,554
New Relic, Inc.(Æ) 25,843 2,097
nLight , Inc.(Æ) 184,106 5,177
Nutanix , Inc. Class A(Æ)(Ð)(Û) 51,280 1,759
ON24, Inc.(Æ) 50,947 975
OneSpan , Inc.(Æ) 17,852 365
Ooma , Inc.(Æ) 85,795 1,982
PAE, Inc.(Æ) 190,915 1,894
Parsons Corp.(Æ) 6,120 212
PC Connection, Inc.(Ð) 587 27
PCTEL, Inc. 133,758 770
PDF Solutions, Inc.(Æ) 143,561 3,378
Pegasystems , Inc. 59,349 7,047
Ping Identity Holding Corp.(Æ)(Ð) 26,907 762
Plantronics, Inc.(Æ)(Ð) 29,888 800
PlayAGS , Inc.(Æ) 19,761 174
Power Integrations, Inc. 10,889 1,124
Pure Storage, Inc. Class A(Æ)(Ð) 88,024 2,364
QAD, Inc. Class A 54,310 4,760
Qualys , Inc.(Æ) 31,743 3,951
Quantum Corp.(Æ) 218,061 1,246
Radcom , Ltd.(Æ) 72,195 853
Rambus, Inc.(Æ) 57,261 1,332
Ribbon Communications, Inc.(Æ)(Ð) 62,822 344
Rimini Street, Inc.(Æ) 13,783 143
SailPoint Technologies Holding, Inc.(Æ) 13,283 637
ScanSource , Inc.(Æ) 7,980 286
SecureWorks Corp. Class A(Æ) 5,012 92
Semtech Corp.(Æ) 7,386 628
Silicon Laboratories, Inc.(Æ) 20,555 3,880
Simulations Plus, Inc. 156,931 7,926
Sprout Social, Inc. Class A(Æ) 7,659 978
Super Micro Computer, Inc.(Æ)(Ð) 33,479 1,185
Switch, Inc. Class A 68,667 1,736
Synchronoss Technologies, Inc.(Æ) 21,862 58
Tenable Holdings, Inc.(Æ) 3,480 185
TrueCar , Inc.(Æ) 119,128 499
Unisys Corp.(Æ) 124,141 3,174
Upwork , Inc.(Æ) 15,473 729
Varonis Systems, Inc.(Æ) 13,758 891
Veeco Instruments, Inc.(Æ)(Ð) 27,662 672
Verint Systems, Inc.(Æ) 17,986 838
VirnetX Holding Corp.(Æ)(Ñ) 170,920 658
Workiva , Inc.(Æ) 93,496 13,983
Yelp, Inc. Class A(Æ) 34,004 1,314
Zix Corp.(Æ) 365,123 3,093
Zynga, Inc. Class A(Æ)(Û) 318,966 2,354
212,424
Utilities - 5.0%
ALLETE, Inc. 95,817 5,897
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American States Water Co. 5,745 522
APA Corp.(Û) 16,119 422
Artesian Resources Corp. Class A 22,133 890
Avista Corp. 27,716 1,103
Black Hills Corp. 7,860 522
Brigham Minerals, Inc. Class A 265,280 6,149
CNX Resources Corp.(Æ) 93,146 1,361
Cogent Communications Holdings, Inc.(Ð) 22,711 1,739
Consolidated Communications Holdings, Inc.
(Æ)(Ð) 1,000 7
DT Midstream, Inc. 59,356 2,847
Earthstone Energy, Inc. Class A(Æ) 48,701 494
Gogo , Inc.(Æ)(Ñ) 167,936 2,731
IDT Corp. Class B(Æ) 27,430 1,327
Iridium Communications, Inc.(Æ) 18,623 755
J2 Global, Inc.(Æ) 15,442 1,981
Laredo Petroleum, Inc.(Æ) 5,180 391
Mammoth Energy Services, Inc.(Æ) 95,796 329
MDU Resources Group, Inc. 158,030 4,856
MGE Energy, Inc. 8,565 650
New Jersey Resources Corp. 17,590 665
Northern Oil and Gas, Inc. 179,515 4,158
Northwest Natural Holding Co. 47,994 2,164
NorthWestern Corp. 7,088 403
NRG Energy, Inc.(Ð)(Û) 58,572 2,336
Oasis Petroleum, Inc. 10,566 1,274
ONE Gas, Inc. 37,169 2,501
Ovintiv , Inc. 63,392 2,378
Plains GP Holdings, LP Class A(Æ) 39,345 429
PNM Resources, Inc. 13,509 672
Portland General Electric Co. 52,626 2,595
Pure Cycle Corp.(Æ) 104,435 1,639
RGC Resources, Inc. 141,551 3,131
Shenandoah Telecommunications Co. 5,376 149
South Jersey Industries, Inc. 155,606 3,542
Spire, Inc. 25,667 1,611
Spok Holdings, Inc. 167,285 1,721
Telephone & Data Systems, Inc. 41,877 785
US Cellular Corp.(Æ) 8,731 267
Vidler Water Resources, Inc.(Æ) 94,373 1,166
Vine Energy, Inc. Class A(Æ)(Ñ) 88,554 1,512
Vistra Corp.(Ð)(Û) 135,269 2,650
Vonage Holdings Corp.(Æ) 29,278 472
Whiting Petroleum Corp.(Æ) 9,410 613
Yellow Corp.(Æ) 48,027 420
York Water Co. (The) 23,942 1,147
75,373
Total Common Stocks
(cost $1,205,156) 1,527,291
Warrants and Rights - 0.0%
Progenics Pharmaceuticals, Inc.(Æ)
2021 Rights 15,095
—
Total Warrants and Rights

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(cost $—) —
Short-Term Investments - 3.5%
U.S. Cash Management Fund(@) 53,417,922 (∞) 53,407
Total Short-Term Investments
(cost $53,407) 53,407
Other Securities - 1.8%
U.S. Cash Collateral Fund(@)(×) 27,707,369 (∞)
27,707
Total Other Securities
(cost $27,707) 27,707
Total Investments - 106.2%
(identified cost $1,286,270) 1,608,405
Securities Sold Short - (4.6)%
Consumer Discretionary - (1.0)%
1-800-Flowers.com, Inc. Class A(Æ) (19,015) (611)
Akoustis Technologies, Inc.(Æ) (13,900) (105)
AMC Entertainment Holdings, Inc. Class
A(Æ) (51,543) (1,823)
AMMO, Inc.(Æ) (17,013) (103)
Bally's Corp.(Æ) (21,519) (986)
Callaway Golf Co.(Æ) (36,878) (998)
Cardlytics, Inc.(Æ) (2,978) (234)
CarParts.com, Inc.(Æ) (37,184) (566)
Chicken Soup For The Soul Entertainment,
Inc.(Æ) (3,923) (77)
Cinedigm Corp. Class A(Æ) (65,700) (155)
Cinemark Holdings, Inc.(Æ) (46,456) (873)
Fox Factory Holding Corp.(Æ) (4,873) (784)
fuboTV , Inc.(Æ) (2,698) (80)
GameStop Corp. Class A(Æ) (9,571) (1,756)
GrowGeneration Corp.(Æ) (7,682) (162)
Leggett & Platt, Inc. (23,000) (1,078)
LifeMD , Inc.(Æ) (17,719) (88)
Lindblad Expeditions Holdings, Inc.(Æ) (8,290) (124)
Lordstown Motors Corp. Class A(Æ) (19,502) (101)
Lovesac Co. (The)(Æ) (1,369) (107)
Madison Square Garden Entertainment Corp.
(Æ) (11,168) (787)
Marcus Corp.(Æ) (9,797) (182)
National CineMedia , Inc. (39,005) (124)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (19,112) (1,293)
Stitch Fix, Inc. Class A(Æ) (2,806) (97)
TechTarget , Inc.(Æ) (11,199) (1,056)
Transcat , Inc.(Æ) (1,000) (75)
(14,425)
Consumer Staples - (0.1)%
22nd Century Group, Inc.(Æ) (50,797) (139)
Cadiz, Inc.(Æ) (11,400) (69)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Celsius Holdings, Inc.(Æ) (400) (39)
Chefs' Warehouse Holdings, Inc.(Æ) (11,609) (405)
Greenlane Holdings, Inc. Class A(Æ) (11,800) (20)
Laird Superfood, Inc.(Æ) (2,040) (36)
MGP Ingredients, Inc. (5,087) (327)
PetMed Express, Inc. (16,060) (456)
Utz Brands, Inc. (20,270) (316)
Vital Farms, Inc.(Æ) (7,380) (121)
(1,928)
Energy - (0.2)%
Aemetis , Inc.(Æ) (9,156) (182)
Ameresco , Inc. Class A(Æ) (7,754) (637)
Beam Global(Æ) (2,617) (82)
Cleanspark , Inc.(Æ) (6,095) (124)
Contango Oil & Gas Co.(Æ) (27,867) (115)
FuelCell Energy, Inc.(Æ) (8,749) (70)
Gevo , Inc.(Æ) (14,326) (104)
Liberty Oilfield Services, Inc. Class A(Æ) (53,562) (692)
Ring Energy, Inc.(Æ) (9,955) (37)
Solaris Oilfield Infrastructure, Inc. Class A (14,063) (107)
Sunrun , Inc.(Æ) (16,645) (960)
(3,110)
Financial Services - (0.7)%
Apollo Global Management, Inc. (21,666) (1,667)
Arbor Realty Trust, Inc.(ö) (61,269) (1,232)
BRP Group, Inc. Class A(Æ) (26,329) (961)
Franchise Group, Inc.(Æ) (942) (34)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (19,062) (1,151)
Houlihan Lokey , Inc. Class A (4,674) (524)
I3 Verticals, Inc. Class A(Æ) (6,786) (152)
Kimco Realty Corp.(ö) (48,489) (1,096)
Legacy Housing Corp.(Æ) (1,000) (18)
Orchid Island Capital, Inc.(ö) (168,081) (834)
Repay Holdings Corp.(Æ) (11,229) (236)
Rocket Companies, Inc. Class A (42,594) (702)
Shift4 Payments, Inc. Class A(Æ) (15,804) (998)
UWM Holdings Corp. (35,059) (238)
(9,843)
Health Care - (1.2)%
AcelRx Pharmaceuticals, Inc.(Æ) (11,766) (10)
Aldeyra Therapeutics, Inc.(Æ) (25,207) (229)
Allovir , Inc.(Æ) (14,432) (347)
Alphatec Holdings, Inc.(Æ) (32,949) (386)
Ampio Pharmaceuticals, Inc.(Æ) (61,936) (97)
Anavex Life Sciences Corp.(Æ) (7,133) (134)
AquaBounty Technologies, Inc.(Æ) (10,200) (41)
Arcus Biosciences, Inc.(Æ) (3,519) (118)
Arcutis Biotherapeutics , Inc.(Æ) (8,026) (170)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
84 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arvinas , Inc.(Æ) (4,625) (400)
Asensus Surgical, Inc.(Æ) (56,456) (95)
Aspira Women's Health, Inc.(Æ) (14,334) (48)
Atossa Therapeutics, Inc.(Æ) (24,094) (62)
AVEO Pharmaceuticals, Inc.(Æ) (17,000) (115)
Avidity Biosciences, Inc.(Æ) (4,540) (102)
Berkeley Lights, Inc.(Æ) (786) (18)
BioCryst Pharmaceuticals, Inc.(Æ) (6,818) (102)
BioLife Solutions, Inc.(Æ) (5,708) (303)
Bionano Genomics, Inc.(Æ) (114,100) (580)
CareDx , Inc.(Æ) (35) (2)
Cassava Sciences, Inc.(Æ) (986) (43)
CEL-SCI Corp.(Æ) (9,938) (111)
Cerevel Therapeutics Holdings, Inc.(Æ) (2,593) (105)
ChromaDex Corp.(Æ) (12,874) (80)
ClearPoint Neuro, Inc.(Æ) (5,310) (89)
Curis , Inc.(Æ) (10,075) (65)
DarioHealth Corp.(Æ) (3,345) (55)
DermTech , Inc.(Æ) (3,119) (85)
Dynavax Technologies Corp.(Æ) (10,882) (217)
Evolus , Inc.(Æ) (14,117) (110)
Exagen , Inc.(Æ) (1,300) (15)
Fate Therapeutics, Inc.(Æ) (12,782) (688)
Fulgent Genetics, Inc.(Æ) (733) (61)
Galectin Therapeutics, Inc.(Æ) (7,502) (24)
iBio , Inc.(Æ) (98,997) (77)
IGM Biosciences, Inc.(Æ) (1,184) (56)
Imago BioSciences , Inc.(Æ) (2,140) (57)
Immunic , Inc.(Æ) (8,126) (76)
ImmunityBio , Inc.(Æ) (10,709) (84)
Immunovant , Inc.(Æ) (9,615) (77)
Inmune Bio, Inc.(Æ) (8,882) (163)
Inotiv , Inc.(Æ) (8,087) (391)
Inovio Pharmaceuticals, Inc.(Æ) (7,490) (53)
Instil Bio, Inc.(Æ) (10,258) (209)
Intra-Cellular Therapies, Inc. Class A(Æ) (21,756) (937)
Invitae Corp.(Æ) (21,786) (577)
Kronos Bio, Inc.(Æ) (2,000) (33)
Krystal Biotech, Inc.(Æ) (5,255) (263)
Kymera Therapeutics, Inc.(Æ) (16,467) (970)
Lantheus Holdings, Inc.(Æ) (16,979) (397)
Lineage Cell Therapeutics, Inc.(Æ) (8,565) (20)
MannKind Corp.(Æ) (34,642) (163)
Matinas BioPharma Holdings, Inc.(Æ) (70,237) (78)
Mersana Therapeutics, Inc.(Æ) (5,385) (46)
NanoString Technologies, Inc.(Æ) (10,234) (494)
NeoGenomics , Inc.(Æ) (22,312) (1,026)
Ocugen , Inc.(Æ) (7,000) (83)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
OncoCyte Corp.(Æ) (32,829) (108)
Oncternal Therapeutics, Inc.(Æ) (21,868) (80)
Oramed Pharmaceuticals, Inc.(Æ) (11,484) (269)
PDS Biotechnology Corp.(Æ) (6,752) (81)
PLx Pharma, Inc.(Æ) (7,108) (87)
Protagonist Therapeutics, Inc.(Æ) (2,620) (82)
Quanterix Corp.(Æ) (4,104) (208)
R1 RCM, Inc.(Æ) (7,420) (161)
Relay Therapeutics, Inc.(Æ) (37,610) (1,251)
Repligen Corp.(Æ) (5,861) (1,703)
Replimune Group, Inc.(Æ) (7,917) (234)
Rigel Pharmaceuticals, Inc.(Æ) (41,080) (138)
Rocket Pharmaceuticals, Inc.(Æ) (1,919) (57)
Sangamo BioSciences , Inc.(Æ) (44,533) (362)
Scholar Rock Holding Corp.(Æ) (1,904) (50)
Seelos Therapeutics, Inc.(Æ) (40,104) (87)
Sorrento Therapeutics, Inc.(Æ) (4,301) (30)
Spero Therapeutics, Inc.(Æ) (5,550) (97)
Taysha Gene Therapies, Inc.(Æ) (1,000) (16)
TFF Pharmaceuticals, Inc.(Æ) (5,536) (43)
TherapeuticsMD , Inc.(Æ) (429,170) (312)
Vaxart , Inc.(Æ) (14,954) (100)
Veracyte , Inc.(Æ) (26,377) (1,263)
ViewRay , Inc.(Æ) (31,424) (230)
Vincerx Pharma, Inc.(Æ) (700) (10)
Y- mAbs Therapeutics, Inc.(Æ) (200) (5)
ZIOPHARM Oncology, Inc.(Æ) (151,399) (227)
(18,728)
Materials and Processing - (0.1)%
Builders FirstSource , Inc.(Æ) (26,345) (1,535)
Marrone Bio Innovations, Inc.(Æ) (31,083) (27)
RBC Bearings, Inc.(Æ) (672) (157)
Uranium Energy Corp.(Æ) (166,832) (621)
(2,340)
Producer Durables - (0.2)%
AeroVironment , Inc.(Æ) (7,319) (652)
American Superconductor Corp.(Æ) (18,099) (333)
CryoPort , Inc.(Æ) (8,633) (704)
Custom Truck One Source, Inc.(Æ) (15,337) (139)
Genasys , Inc.(Æ) (19,733) (100)
Hawaiian Holdings, Inc.(Æ) (19,826) (384)
Iteris , Inc.(Æ) (13,133) (70)
Liquidity Services, Inc.(Æ) (4,627) (102)
Magnite , Inc.(Æ) (1,974) (53)
Performant Financial Corp.(Æ) (15,046) (45)
Vertex Energy, Inc.(Æ) (22,029) (108)
Workhorse Group, Inc.(Æ) (8,730) (59)
(2,749)
Technology - (1.0)%

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
3D Systems Corp.(Æ) (32,151) (905)
Aehr Test Systems(Æ) (4,456) (101)
Atomera , Inc.(Æ) (5,575) (120)
AXT, Inc.(Æ) (11,160) (91)
Bill.com Holdings, Inc.(Æ) (2,057) (605)
Brooks Automation, Inc. (15,632) (1,820)
Bumble, Inc. Class A(Æ) (2,640) (139)
Clearfield, Inc.(Æ) (3,921) (222)
Digital Turbine, Inc.(Æ) (2,507) (216)
E2open Parent Holdings, Inc.(Æ) (87,092) (1,089)
HyreCar , Inc.(Æ) (13,588) (92)
Ideanomics , Inc.(Æ) (41,688) (83)
Identiv , Inc.(Æ) (3,909) (75)
II-VI, Inc.(Æ) (20,144) (1,219)
Immersion Corp.(Æ) (43,382) (347)
Intellicheck , Inc.(Æ) (3,703) (33)
LivePerson , Inc.(Æ) (1,220) (63)
Luna Innovations, Inc.(Æ) (4,508) (44)
MicroStrategy , Inc. Class A(Æ) (1,902) (1,360)
MicroVision , Inc.(Æ) (6,404) (49)
NAPCO Security Technologies, Inc.(Æ) (3,822) (183)
Onto Innovation, Inc.(Æ) (19,299) (1,529)
PAR Technology Corp.(Æ) (7,111) (447)
Powerfleet , Inc.(Æ) (9,584) (66)
Resonant, Inc.(Æ) (21,600) (48)
Root, Inc. Class A(Æ) (23,083) (107)
Sabre Corp.(Æ) (117,403) (1,219)
SkyWater Technology, Inc.(Æ) (3,303) (113)
Switch, Inc. Class A (20,074) (507)
Vuzix Corp.(Æ) (7,575) (81)
Wolfspeed , Inc.(Æ) (12,642) (1,518)
(14,491)
Utilities - (0.1)%
Anterix Inc.(Æ) (3,784) (244)
Brigham Minerals, Inc. Class A (11,611) (269)
Civitas Resources, Inc. (11,137) (625)
Evolution Petroleum Corp. (11,461) (68)
Globalstar , Inc.(Æ) (116,702) (193)
New Fortress Energy LLC (13,278) (398)
NextDecade Corp.(Æ) (25,146) (92)
Tellurian, Inc.(Æ) (45,242) (177)
(2,066)
Total Securities Sold Short
(proceeds $61,198) (69,680)
Other Assets and Liabilities, Net
- (1.6)%
(24,887)
Net Assets - 100.0%
1,513,838

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
86 U.S. Small Cap Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 464 USD 53,251 12/21 1,563
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 1,563
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 188,254 $ — $ —
$ —
$ 188,254 12.4
Consumer Staples 50,502 — —
—
50,502 3.3
Energy 59,414 — —
—
59,414 3.9
Financial Services 320,622 — —
—
320,622 21.2
Health Care 284,190 — —
—
284,190 18.8
Materials and Processing 107,157 — —
—
107,157 7.1
Producer Durables 229,355 — —
—
229,355 15.2
Technology 212,424 — —
—
212,424 14.0
Utilities 75,373 — —
—
75,373 5.0
Warrants and Rights — — — — — —
Short-Term Investments — — — 53,407 53,407 3.5
Other Securities — — — 27,707 27,707 1.8
Total Investments 1,527,291 — — 81,114 1,608,405 106.2
Securities Sold Short
**
(69,680) — — — (69,680) (4.6)
Other Assets and Liabilities, Net
(1.6)
100.0
Other Financial Instruments
Assets
Futures Contracts 1,563 — — — 1,563 0.1
Total Other Financial Instruments
*
$ 1,563 $ — $ — $ — $ 1,563
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 87
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
88 U.S. Small Cap Equity Fund
Russell Investment Company
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — October 31, 2021
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,563
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 17,557
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 3,068
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 89
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 26,605 $ — $ 26,605
Total Financial and Derivative Assets
26,605 — 26,605
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 26,605 $ — $ 26,605
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 4,396 $ — $ 4,396 $ —
Bank of Nova Scotia
77 — 77 —
Barclays
1,120 — 1,120 —
Citigroup
841 — 841 —
Credit Suisse
572 — 572 —
HSBC
12,990 — 12,990 —
Morgan Stanley
3,716 — 3,716 —
Wells Fargo
2,893 — 2,893 —
Total
$ 26,605 $ — $ 26,605 $ —

Russell Investment Company
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
90 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 69,680 $ — $ 69,680
Total Financial and Derivative Liabilities
69,680 — 69,680
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 69,680 $ — $ 69,680
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 69,680 $ — $ 69,680 $ —
Total
$ 69,680 $ — $ 69,680 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 91
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,286,270
Investments, at fair value(*)(>) ......................................................................................................................................................
1,608,405
Foreign currency holdings(^) ......................................................................................................................................................... 6
Receivables:
Dividends and interest ....................................................................................................................................................... 332
Dividends from affiliated funds .......................................................................................................................................... 3
Investments sold ................................................................................................................................................................ 5,193
Fund shares sold ................................................................................................................................................................ 564
From broker(a) ................................................................................................................................................................... 1,456
Variation margin on futures contracts ................................................................................................................................. 1,564
Total assets .................................................................................................................................................
1,617,523
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 3,876
Fund shares redeemed ....................................................................................................................................................... 980
Accrued fees to affiliates .................................................................................................................................................... 1,136
Other accrued expenses ..................................................................................................................................................... 306
Securities sold short, at fair value(‡) .............................................................................................................................................. 69,680
Payable upon return of securities loaned ....................................................................................................................................... 27,707
Total liabilities .............................................................................................................................................
103,685
Net Assets ............................................................................................................................................................
$ 1,513,838

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
92 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 6 23,089
Shares of beneficial interest ...........................................................................................................................................................
385
Additional paid-in capital ..............................................................................................................................................................
8 90,364
Net Assets ............................................................................................................................................................
$ 1,513,838
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 38.76
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 41.12
Class A — Net assets ............................................................................................................................................................. $ 19,962,886
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 514,977
Net asset value per share: Class C(#) ............................................................................................................................................. $ 35.21
Class C — Net assets ............................................................................................................................................................. $ 11,219,613
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 318,689
Net asset value per share: Class M(#) ............................................................................................................................................ $ 39.32
Class M — Net assets ............................................................................................................................................................ $ 167,700,194
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 4,264,959
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 39.38
Class R6 — Net assets ........................................................................................................................................................... $ 911,558
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 23,145
Net asset value per share: Class S(#) .............................................................................................................................................. $ 39.33
Class S — Net assets ............................................................................................................................................................. $ 1,147,967,351
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 29,188,696
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 39.38
Class Y — Net assets ............................................................................................................................................................. $ 166,075,997
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 4,217,158
Amounts in thousands
(^)     Foreign currency holdings - cost $ 6
(*)     Securities on loan included in investments $ 26,605
(‡)     Proceeds on securities sold short $ 61,198
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 81,114
(a)     Receivable from Broker for Futures $ 1,456
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 93
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 17,954
Dividends from affiliated funds ......................................................................................................................................... 35
Securities lending income (net) ......................................................................................................................................... 692
Total investment income ...............................................................................................................................................................
18,681
Expenses
Advisory fees .................................................................................................................................................................... 10,737
Administrative fees ........................................................................................................................................................... 738
Custodian fees ................................................................................................................................................................... 254
Distribution fees - Class A ................................................................................................................................................ 46
Distribution fees - Class C ................................................................................................................................................ 81
Transfer agent fees - Class A ............................................................................................................................................ 37
Transfer agent fees - Class C ............................................................................................................................................. 22
Transfer agent fees - Class M ............................................................................................................................................ 301
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 2,287
Transfer agent fees - Class Y ............................................................................................................................................ 9
Professional fees ............................................................................................................................................................... 184
Registration fees ............................................................................................................................................................... 109
Shareholder servicing fees - Class C ................................................................................................................................. 27
Trustees’ fees .................................................................................................................................................................... 61
Printing fees ...................................................................................................................................................................... 166
Dividends from securities sold short ................................................................................................................................. 896
Interest expense paid on securities sold short ................................................................................................................... 625
Proxy fees ......................................................................................................................................................................... 68
Miscellaneous ................................................................................................................................................................... 32
Expenses before reductions .............................................................................................................................................. 16,680
Expense reductions ........................................................................................................................................................... (668)
Net expenses .................................................................................................................................................................................
16,012
Net investment income (loss) ........................................................................................................................................................
2,669
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 490,161
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 17,557
Securities sold short .......................................................................................................................................................... (22,560)
Net realized gain (loss) ..................................................................................................................................................................
485,157
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 228,439
Futures contracts .............................................................................................................................................................. 3,068
Securities sold short .......................................................................................................................................................... (6,829)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 224,678
Net realized and unrealized gain (loss) ......................................................................................................................................... 709,835
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 712,504
**      Less than $500.

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
94 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,669 $ 4,259
Net realized gain (loss) ...................................................................................................................... 485,157 (62,659)
Net change in unrealized appreciation (depreciation) ....................................................................... 224,678 (56,768)
Net increase (decrease) in net assets from operations ............................................................................. 712,504 (115,168)
Distributions
To shareholders
Class A .......................................................................................................................................... (46) (620)
Class C .......................................................................................................................................... — (440)
Class E(1) ...................................................................................................................................... — (37)
Class M ......................................................................................................................................... (768) (4,041)
Class R6 ........................................................................................................................................ (3) (595)
Class S ........................................................................................................................................... (5,738) (51,767)
Class Y .......................................................................................................................................... (1,680) (12,496)
Net decrease in net assets from distributions .......................................................................................... (8,235) (69,996)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (459,185) (119,414)
Total Net Increase (Decrease) in Net Assets ..........................................................................
245,084 (304,578)
Net Assets
Beginning of period .................................................................................................................................
1,268,754 1,573,332
End of period ..........................................................................................................................................
$ 1,513,838 $ 1,268,754

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 95
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 73 $ 2,593 108 $ 2,684
Proceeds from reinvestment of distributions 2 46 22 618
Payments for shares redeemed (96) (3,306) (166) (4,033)
Net increase (decrease)
(21) (667) (36) (731)
Class C
Proceeds from shares sold 20 659 16 344
Proceeds from reinvestment of distributions — — 17 438
Payments for shares redeemed (63) (1,991) (154) (3,464)
Net increase (decrease)
(43) (1,332) (121) (2,682)
Class E(1)
Proceeds from shares sold — — 2 52
Proceeds from reinvestment of distributions — — 1 36
Payments for shares redeemed — — (41) (962)
Net increase (decrease)
— — (38) (874)
Class M
Proceeds from shares sold 2,550 87,030 1,885 45,064
Proceeds from reinvestment of distributions 25 768 145 4,041
Payments for shares redeemed (1,857) (67,678) (1,045) (24,812)
Net increase (decrease)
718 20,120 985 24,293
Class R6
Proceeds from shares sold 11 428 20 539
Proceeds from reinvestment of distributions — ** 2 21 595
Payments for shares redeemed (4) (155) (511) (13,823)
Net increase (decrease)
7 275 (470) (12,689)
Class S
Proceeds from shares sold 3,475 126,007 8,890 210,511
Proceeds from reinvestment of distributions 183 5,690 1,838 51,405
Payments for shares redeemed (12,466) (432,997) (14,369) (344,297)
Net increase (decrease)
(8,808) (301,300) (3,641) (82,381)
Class Y
Proceeds from shares sold 1,054 37,604 3,485 84,067
Proceeds from reinvestment of distributions 54 1,680 447 12,496
Payments for shares redeemed (6,072) (215,565) (5,575) (140,913)
Net increase (decrease)
(4,964) (176,281) (1,643) (44,350)
Total increase (decrease)
(13,111) $ (459,185) (4,964) $ (119,414)
**      Less than 500 shares.

Russell Investment Company
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
96 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 24.25 (.05) 14.65 14.60 (.09) —
October 31, 2020 27.44 ( — )(f) (2.07) (2.07) (.13) (.99)
October 31, 2019 31.39 .07 .23 .30 (.08) (4.17)
October 31, 2018 34.30 .05 .92 .97 — (3.88)
October 31, 2017 27.32 (.01) 7.14 7.13 (.09) (.06)
Class C
October 31, 2021 22.12 (.29) 13.38 13.09 — —
October 31, 2020 25.19 (.17) (1.91) (2.08) — (.99)
October 31, 2019 29.30 (.12) .18 .06 — (4.17)
October 31, 2018 32.48 (.20) .90 .70 — (3.88)
October 31, 2017 26.00 (.24) 6.78 6.54 — (.06)
Class M
October 31, 2021 24.58 .09 14.84 14.93 (.19) —
October 31, 2020 27.82 .09 (2.09) (2.00) (.2 5 ) (.99)
October 31, 2019 31.79 .16 .26 .42 (.22) (4.17)
October 31, 2018 34.66 .17 .94 1.11 (.10) (3.88)
October 31, 2017(3) 31.94 .01 2.71 2.72 — —
Class R6
October 31, 2021 24.60 .10 14.85 14.95 (.17) —
October 31, 2020 27.83 .16 (2.15) (1.99) (.2 5 ) (.99)
October 31, 2019 31.81 .17 .25 .42 (.23) (4.17)
October 31, 2018 34.67 .19 .93 1.12 (.10) (3.88)
October 31, 2017 27.61 .09 7.24 7.33 (.21) (.06)
Class S
October 31, 2021 24.59 .05 14.85 14.90 (.16) —
October 31, 2020 27.82 .07 (2.09) (2.02) (.22) (.99)
October 31, 2019 31.78 .15 .24 .39 (.18) (4.17)
October 31, 2018 34.64 .15 .93 1.08 (.0 6 ) (3.88)
October 31, 2017 27.57 .07 7.22 7.29 (.16) (.06)
Class Y
October 31, 2021 24.61 .12 14.85 14.97 (.20) —
October 31, 2020 27.84 .11 (2.09) (1.98) (.2 6 ) (.99)
October 31, 2019 31.83 .19 .23 .42 (.24) (4.17)
October 31, 2018 34.69 .21 .92 1.13 (.11) (3.88)
October 31, 2017 27.61 .13 7.23 7.36 (.22) (.06)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 97
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)(g)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.09) 38.76 60.30 19,963 1.35 1.35 (.15) 110
(1.12) 24.25 (8.05) 12,998 1.42 1.42 (.01) 132
(4.25) 27.44 3.30 15,692 1.33 1.33 .24 116
(3.88) 31.39 2.75 20,511 1.24 1.24 .14 73
(.15) 34.30 26.15 18,935 1.25 1.25 (.04) 109
— 35.21 59.18 11,220 2.10 2.10 (.89) 110
(.99) 22.12 (8.7 8 ) 8,005 2.17 2.17 (.75) 132
(4.17) 25.19 2.55 12,149 2.08 2.08 (.49) 116
(3.88) 29.30 1.99 16,921 1.99 1.99 (.61) 73
(.06) 32.48 25.19 21,072 2.00 2.00 (.79) 109
(.19) 39.32 60.95 167,700 1.10 .96 .24 110
(1.24) 24.58 (7. 72 ) 87,186 1.17 1.03 .36 132
(4.39) 27.82 3.76 71,254 1.09 .95 .58 116
(3.98) 31.79 3.15 33,061 .99 .85 .53 73
— 34.66 8.52 28,644 1.00 .86 .03 109
(.17) 39.38 60.96 912 .95 .93 .27 110
(1.24) 24.60 (7.67) 395 .98 .96 .56 132
(4.40) 27.83 3.80 13,541 .94 .92 .61 116
(3.98) 31.81 3.18 2,312 .84 .82 .56 73
(.27) 34.67 26.69 2,788 .85 .83 .28 109
(.16) 39.33 60.76 1,147,967 1.10 1.06 .15 110
(1.21) 24.59 (7.78) 934,202 1.17 1.13 .28 132
(4.35) 27.82 3.64 1,158,269 1.08 1.04 .54 116
(3.94) 31.78 3.04 1,376,020 .99 .95 .43 73
(.22) 34.64 26.51 1,488,373 1.00 .97 .22 109
(.20) 39.38 61.06 166,076 .90 .90 .33 110
(1.25) 24.61 (7.64) 225,968 .97 .97 .44 132
(4.41) 27.84 3.76 301,373 .89 .89 .68 116
(3.99) 31.83 3.20 323,283 .79 .79 .59 73
(.28) 34.69 26.74 428,472 .80 .80 .40 109

Russell Investment Company
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
98 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 888,751
Administration fees 60,938
Distribution fees 11,235
Shareholder servicing fees 2,343
Transfer agent fees 168,340
Trustee fees 4,277
$ 1,135,884
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 72,930 $ 260,484 $ 305,707 $ — $ — $ 27,707 $ 24 $ —
U.S. Cash Management Fund 36,901 871,305 854,798 (1) — 53,407 35 —
$ 109,831 $ 1,131,789 $ 1,160,505 $ (1) $ — $ 81,114 $ 59 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,328,111,088 $ 351,438,152 $ (71,144,411) $ 280,293,741 $ 177,294,819 $ 173,982,513
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 8,234,737 $ — $ — $ 13,841,106 $ 56,154,707 $ —
Total distributable earnings (losses)
$ (67,521)
Additional paid-in capital
67,521

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
100 International Developed Markets Fund
International Developed Markets Fund
-
Class A
‡
Total
Return
1 Year 31 .57%
5 Years 7 .52%§
10 Years 6 .28%§
International Developed Markets Fund
-
Class C
Total
Return
1 Year 38 .59%
5 Years 7 .98%§
10 Years 6 .10%§
International Developed Markets Fund
-
Class M
‡‡
Total
Return
1 Year 40 .15%
5 Years 9 .21%§
10 Years 7 .24%§
International Developed Markets Fund
-
Class S
Total
Return
1 Year 40 .02%
5 Years 9 .11%§
10 Years 7 .20%§
International Developed Markets Fund
-
Class Y
Total
Return
1 Year 40 .23%
5 Years 9 .28%§
10 Years 7 .38%§
MSCI World ex USA Index (Net)**
Total
Return
1 Year 35.59%
5 Years 9.95%§
10 Years 7.19%§
International Developed Markets Linked Benchmark***
Total
Return
1 Year 35.59%
5 Years 10.04%§
10 Years 7.37%§

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
International Developed Markets Fund 101
The International Developed Markets Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October 31, 2021, the
Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long-term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class S and Class Y
Shares gained 39.61%, 38.59%, 40.15%, 40.02% and 40.23%,
respectively. This is compared to the Fund’s benchmark, the
MSCI World ex USA Index (Net), which gained 35.59% during
the fiscal year. The Fund’s performance includes operating
expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Foreign Large Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
31.46%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets were positive over the fiscal
year. Europe and the United Kingdom recorded the strongest
gains, while Asia-Pacific ex-Japan and emerging markets
underperformed relative to other non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, energy led, with financials also contributing positively to performance. Communication services and utilities posted the weakest gains among sectors.
In terms of factor performance, the value factor was the main driver of positive performance over the fiscal year, while the low volatility and momentum factors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Each Class of the Fund outperformed its benchmark for the fiscal year. The fund’s tactical tilt to the value factor was a tailwind.
Sector allocation was additive, mainly due to an overweight to financials and an underweight to health care. Underweights to
Asia ex-Japan and Europe ex-UK were positive contributors.
Stock selection contributed positively over the fiscal year, particularly within the industrials sector. Selection was also particularly strong in Europe ex-UK.
With respect to certain of the Fund’s money managers, Pzena
Investment Management, LLC’s (“Pzena”) tilt to small cap and value were tailwinds. An underweight to health care and an
overweight to energy were positive contributors. Selection drove performance, and was successful, particularly in materials and industrials.
Intermede Investment Partners, Limited’s (Intermede) growth
strategy faced headwinds. An underweight to energy, an
overweight to consumer staples, and an underweight to the United
Kingdom detracted from performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that aims to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning
across multiple factors and sectors. The strategy uses output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views.
The positioning strategy’s benchmark-relative performance was positive for the fiscal year, as the strategy’s overweight to value was a tailwind.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency
exposures. This strategy contributed positively during the fiscal year.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy was a positive contributor.
Describe any changes to the Fund’s structure or the money
manager line-up.

Russell Investment Company
International Developed Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
102 International Developed Markets Fund
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Intermede Investments Partners Limited and
Intermede Global Partners Inc. Growth
Pzena Investment Management LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on November 1, 2011.
** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** The International Developed Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The International Developed Markets Linked Benchmark represents the returns of the Russell
Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World ex-USA Index
(net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
International Developed Markets Fund 103
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,037.90 $ 1,019.00
Expenses Paid During Period* $ 6.32 $ 6.26
* Expenses are equal to the Fund's annualized expense ratio of 1.23%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,033.80 $ 1,015.22
Expenses Paid During Period* $ 10.15 $ 10.06
* Expenses are equal to the Fund's annualized expense ratio of 1.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,039.70 $ 1,020.97
Expenses Paid During Period* $ 4.32 $ 4.28
* Expenses are equal to the Fund's annualized expense ratio of 0.84%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
104 International Developed Markets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,039.20 $ 1,020.47
Expenses Paid During Period* $ 4.83 $ 4.79
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,039.90 $ 1,021.27
Expenses Paid During Period* $ 4.01 $ 3.97
* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.5%
Argentina - 0.0%
YPF SA - ADR(Æ) 155,182 652
Australia - 1.5%
Australia & New Zealand Banking
Group, Ltd. - ADR 60,158 1,268
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group, Ltd. - ADR 140,872 3,864
BlueScope Steel, Ltd. 51,231 791
Commonwealth Bank of Australia - ADR 100,401 7,878
CSL, Ltd. 7,574 1,717
Fortescue Metals Group, Ltd. 191,751 2,003
Goodman Group(ö) 45,025 744
Insurance Australia Group, Ltd.(Æ) 524,069 1,885
Magellan Financial Group, Ltd. - ADR 17,405 456
Medibank Pvt , Ltd. 527,105 1,320
National Australia Bank, Ltd. - ADR 49,797 1,071
Newcrest Mining, Ltd. 47,730 890
Rio Tinto, Ltd. - ADR 14,869 1,008
Sonic Healthcare, Ltd. 27,804 840
South32, Ltd. Class B 992,988 2,656
Suncorp Group, Ltd.(Æ) 69,676 611
Telstra Corp., Ltd. 289,154 833
Wesfarmers, Ltd.(Æ) 16,580 716
Westpac Banking Corp. 39,098 761
31,312
Austria - 0.3%
Erste Group Bank AG 145,078 6,233
Belgium - 0.5%
Ageas SA 67,993 3,315
Colruyt SA 11,419 561
KBC Groep NV 38,969 3,637
Solvay SA 5,334 635
UCB SA 8,308 991
9,139
Brazil - 0.6%
Ambev SA 2,735,000 8,233
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 351,800 2,194
Telefonica Brasil , SA 240,900 1,943
12,370
Canada - 4.4%
Alimentation Couche-Tard, Inc. Class B 26,440 992
ARC Resources, Ltd. 167,349 1,605
B2Gold Corp. 345,688 1,427
Bank of Montreal(Ñ) 14,880 1,616
Bank of Nova Scotia (The) 15,792 1,035
Barrick Gold Corp. 167,397 3,072
CAE, Inc.(Æ) 423,636 12,846
Cameco Corp. Class A 98,295 2,389
Canadian Imperial Bank of Commerce 9,976 1,210
Canadian National Railway Co. 92,530 12,296
Canadian Natural Resources, Ltd. 25,408 1,080
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CGI Group, Inc.(Æ) 8,597 768
Constellation Software, Inc. 671 1,179
Dollarama , Inc. 68,578 3,100
Enbridge, Inc. 31,505 1,320
Great-West Lifeco , Inc. 16,734 492
iA Financial Corp., Inc. 7,435 440
Kinross Gold Corp. 293,292 1,763
Loblaw Cos., Ltd. 13,835 1,041
Magna International, Inc. Class A 10,822 880
Manulife Financial Corp. 46,014 896
Metro, Inc. Class A 29,493 1,484
National Bank of Canada 21,403 1,772
Nuvei Corp.(Æ)(Þ) 17,763 2,135
Open Text Corp. 17,369 875
Power Corp. of Canada 13,155 438
Royal Bank of Canada - GDR 79,949 8,322
Shopify, Inc. Class A(Æ) 3,575 5,239
Sun Life Financial, Inc. 114,707 6,537
Thomson Reuters Corp.(Æ) 6,472 779
Toronto-Dominion Bank (The) 110,866 8,048
Tourmaline Oil Corp. 48,624 1,757
WSP Global, Inc. 7,447 1,010
89,843
Cayman Islands - 0.3%
Alibaba Group Holding, Ltd.(Æ) 298,000 6,165
China - 1.0%
Alibaba Group Holding, Ltd. - ADR(Æ) 69,692 11,495
Dongfeng Motor Group Co., Ltd. Class H 3,838,000 3,589
Tencent Holdings, Ltd. 99,588 6,183
21,267
Denmark - 1.3%
AP Moller - Maersk A/S Class B 3,492 10,122
Coloplast A/S Class B 5,108 833
Danske Bank A/S 244,350 4,144
Drilling Co. of 1972 A/S (The)(Æ) 9,797 351
DSV Panalpina A/S 24,447 5,684
Genmab A/S(Æ) 2,063 929
Novo Nordisk A/S Class B 31,475 3,462
Novozymes A/S Class B 9,013 662
26,187
Finland - 1.8%
Elisa OYJ 38,662 2,333
Fortum OYJ 35,425 1,054
Kone OYJ Class B 54,327 3,698
Neste OYJ 20,743 1,158
Nokia OYJ(Æ) 2,922,665 16,754
Nordea Bank Abp 128,186 1,572
Orion OYJ Class B 10,943 474
Sampo OYJ Class A 72,678 3,867
Stora Enso OYJ Class R 59,606 994
UPM- Kymmene OYJ 102,706 3,630
35,534

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
106 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
France - 8.9%
Accor SA(Æ) 84,716 3,034
Air Liquide SA Class A 8,153 1,363
Airbus Group SE(Æ) 37,491 4,807
Amundi SA(Þ) 80,835 7,210
Arkema SA 7,021 961
Atos SE 6,875 358
AXA SA 265,241 7,721
BNP Paribas SA 115,285 7,734
Bouygues SA - ADR 91,791 3,708
Bureau Veritas SA 88,988 2,829
Capgemini SE 17,381 4,052
Carrefour SA 35,861 650
Cie de Saint-Gobain SA 125,500 8,659
Cie Generale des Etablissements
Michelin SCA Class B 77,745 12,206
Credit Agricole SA 24,750 374
Danone SA 14,289 932
Dassault Aviation SA 12,930 1,350
Dassault Systemes SE 13,645 796
Eiffage SA 7,816 805
Engie SA 438,351 6,238
EssilorLuxottica SA 4,710 975
Hermes International 1,119 1,777
L'Oreal SA 17,380 7,948
LVMH Moet Hennessy Louis Vuitton
SE - ADR 17,907 14,039
Orange SA - ADR 428,856 4,680
Publicis Groupe SA - ADR 113,225 7,600
Renault SA(Æ) 62,856 2,260
Rexel SA Class H(Æ) 910,948 18,038
Sanofi - ADR 89,432 8,952
Schneider Electric SE 61,446 10,628
SCOR SE - ADR 141,106 4,757
Societe Generale SA 159,905 5,343
Total SE 252,799 12,675
Vinci SA 13,553 1,450
Vivendi SE - ADR 120,895 1,557
Worldline SA(Æ)(Þ) 41,101 2,399
180,865
Germany - 4.5%
Allianz SE 8,727 2,030
BASF SE 170,989 12,311
Bayer AG 18,138 1,021
Bayerische Motoren Werke AG 11,825 1,193
Brenntag SE 5,222 497
Ceconomy AG(Æ) 229,294 1,118
Continental AG(Æ) 29,109 3,417
Covestro AG(Þ) 189,800 12,151
Daimler AG 73,064 7,241
Deutsche Boerse AG 23,908 3,969
Deutsche Post AG 18,232 1,127
Deutsche Telekom AG 68,498 1,274
E.ON SE 115,254 1,461
Evonik Industries AG 19,013 616
Fresenius Medical Care AG & Co. 108,696 7,229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fresenius SE & Co. KGaA 126,078 5,723
Hannover Rueck SE 10,141 1,853
HeidelbergCement AG 8,889 670
Infineon Technologies AG - ADR 105,233 4,919
Metro AG 74,760 945
Muenchener Rueckversicherungs-
Gesellschaft AG 17,194 5,093
RWE AG 29,855 1,148
SAP SE - ADR 13,489 1,954
Scout24 SE(Þ) 9,727 677
Siemens AG 36,431 5,906
Siemens Energy AG(Æ) 24,113 692
Symrise AG 6,464 894
Vitesco Technologies Group AG(Æ) 4,069 233
Vonovia SE 14,774 896
Zalando SE(Æ)(Þ) 39,255 3,702
91,960
Hong Kong - 3.1%
AIA Group, Ltd. 1,245,346 14,074
CK Asset Holdings, Ltd. 678,657 4,196
CK Hutchison Holdings, Ltd. Class B 77,631 523
CLP Holdings, Ltd. 481,500 4,710
Galaxy Entertainment Group, Ltd.(Æ) 1,168,000 6,311
Hang Seng Bank, Ltd. 161,200 3,071
Henderson Land Development Co., Ltd. 148,720 625
Hong Kong Exchanges & Clearing, Ltd. 68,600 4,163
Jardine Matheson Holdings, Ltd. 17,100 991
Link Real Estate Investment Trust(ö) 91,400 813
New World Development Co., Ltd. 149,250 650
Power Assets Holdings, Ltd. 268,500 1,637
Sino Land Co., Ltd. 350,793 461
Sun Hung Kai Properties, Ltd. 66,000 880
Techtronic Industries Co., Ltd. 879,289 18,068
WH Group, Ltd.(Þ) 686,000 481
Xinyi Glass Holdings, Ltd. 398,000 1,126
62,780
India - 1.5%
Canara Bank(Æ) 577,323 1,660
Housing Development Finance Corp.,
Ltd. 546,245 20,805
Oil & Natural Gas Corp., Ltd. 1,525,045 3,051
Reliance Industries, Ltd. - GDR(Þ) 47,795 3,254
Zee Entertainment Enterprises, Ltd. 331,574 1,335
30,105
Indonesia - 0.2%
Bank Mandiri Persero Tbk PT 7,359,300 3,729
Ireland - 4.0%
Accenture PLC Class A 49,947 17,920
AIB Group PLC(Æ) 872,514 2,365
Allegion PLC 103,571 13,288
Aon PLC Class A 51,393 16,442
Bank of Ireland Group PLC(Æ) 510,478 3,054
CRH PLC 19,392 929

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DCC PLC 11,278 944
Flutter Entertainment PLC(Æ) 28,775 5,443
James Hardie Industries PLC 78,314 3,059
Kerry Group PLC Class A 89,330 12,010
Kingspan Group PLC 9,078 1,048
Ryanair Holdings PLC - ADR(Æ) 31,143 3,535
Smurfit Kappa Group PLC 13,652 716
80,753
Israel - 0.2%
Bank Hapoalim BM 78,886 777
Bank Leumi Le-Israel BM 95,301 910
Check Point Software Technologies, Ltd.
(Æ) 7,544 902
Israel Discount Bank, Ltd. Class A(Æ) 143,483 867
3,456
Italy - 2.0%
Assicurazioni Generali SpA 277,174 6,050
BPER Banca SpA 684,635 1,500
Davide Campari-Milano SpA (Æ) 285,115 4,053
Enel SpA 970,667 8,130
Eni SpA - ADR 491,275 7,033
FinecoBank Banca Fineco SpA 92,975 1,778
Intesa Sanpaolo SpA 405,724 1,156
Moncler SpA 48,011 3,455
Saipem SpA (Æ)(Ñ) 642,684 1,407
Telecom Italia SpA 1,026,920 366
UniCredit SpA 472,128 6,244
41,172
Japan - 17.9%
Alfresa Holdings Corp. 82,300 1,159
Alps Alpine Co., Ltd. 133,400 1,304
Asahi Glass Co., Ltd. 18,600 928
Asahi Kasei Corp. 58,900 620
Astellas Pharma, Inc. 283,300 4,774
Benesse Holdings, Inc. 15,700 359
Bridgestone Corp. 136,300 6,015
Brother Industries, Ltd. 22,700 439
Canon, Inc. 229,100 5,116
Casio Computer Co., Ltd. 32,000 452
Chiyoda Corp.(Æ)(Ñ) 164,500 597
Chubu Electric Power Co., Inc. 52,200 539
Concordia Financial Group, Ltd. 185,200 729
Dai-ichi Life Holdings, Inc. 205,025 4,271
Daiichi Sankyo Co., Ltd. 130,600 3,285
Daikin Industries, Ltd. 4,000 877
Daito Trust Construction Co., Ltd. 12,800 1,590
Daiwa House Industry Co., Ltd. 16,100 531
DeNA Co., Ltd. 107,000 1,980
Eisai Co., Ltd. 49,110 3,463
ENEOS Holdings, Inc. 142,800 571
Fuji Media Holdings, Inc. 26,900 280
FUJIFILM Holdings Corp. 14,600 1,130
Fujitsu, Ltd. 2,400 414
Fukuoka Financial Group, Inc. 152,500 2,746
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hino Motors, Ltd. 398,000 3,769
Hitachi Metals, Ltd.(Æ) 215,000 4,069
Hitachi, Ltd. 18,700 1,078
Honda Motor Co., Ltd. 620,870 18,291
Hoya Corp. 6,200 912
Iida Group Holdings Co., Ltd. 199,500 4,918
Inpex Corp. 442,000 3,643
Isuzu Motors, Ltd. 1,044,800 14,059
ITOCHU Corp. 53,400 1,523
Japan Airlines Co., Ltd.(Æ) 162,900 3,511
Japan Exchange Group, Inc. 94,200 2,231
Japan Tobacco, Inc. 254,700 4,997
JGC Holdings Corp. 245,900 2,307
Kajima Corp. 46,000 566
Kamigumi Co., Ltd. 75,500 1,518
Kao Corp. 90,100 5,091
KDDI Corp. 172,700 5,354
Keyence Corp. 24,900 15,015
Komatsu, Ltd. 474,000 12,382
Kyocera Corp. 57,300 3,355
Marubeni Corp. 58,700 497
MEIJI Holdings Co., Ltd. 41,900 2,646
Menicon Co., Ltd. 245,000 9,220
Mitsubishi Chemical Holdings Corp. 115,300 956
Mitsubishi Corp. 36,900 1,164
Mitsubishi Electric Corp. 309,400 4,151
Mitsubishi Estate Co., Ltd. 256,100 3,892
Mitsubishi Heavy Industries, Ltd. 57,700 1,477
Mitsubishi Motors Corp.(Æ) 309,500 990
Mitsubishi UFJ Financial Group, Inc. 1,327,100 7,264
Mitsui & Co., Ltd. 263,700 6,015
Mizuho Financial Group, Inc. 57,300 752
MS&AD Insurance Group Holdings, Inc. 104,800 3,365
Murata Manufacturing Co., Ltd. 46,000 3,501
Nikon Corp. 210,200 2,313
Nintendo Co., Ltd. 8,520 3,767
Nippon Telegraph & Telephone Corp. 37,464 1,049
Nippon Television Holdings, Inc. 140,200 1,517
Nissan Motor Co., Ltd.(Æ) 554,600 2,818
Nitori Holdings Co., Ltd. 4,200 771
Nitto Denko Corp. 24,800 1,937
Nomura Holdings, Inc. 447,800 2,144
Obayashi Corp. 66,400 559
Ono Pharmaceutical Co., Ltd. 249,400 5,230
ORIX Corp. 58,800 1,154
Otsuka Corp. 19,000 936
Otsuka Holdings Co., Ltd. 87,300 3,456
Panasonic Corp. 763,000 9,349
Pigeon Corp. 25,300 586
Resona Holdings, Inc. 1,691,000 6,301
Secom Co., Ltd. 13,900 945
Sekisui Chemical Co., Ltd. 83,500 1,370
Sekisui House, Ltd. 50,700 1,053
Shimamura Co., Ltd. 35,100 2,967
Shimano, Inc. 3,300 920
Shin-Etsu Chemical Co., Ltd. 96,294 17,169
Shiseido Co., Ltd. 140,800 9,379

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
108 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SMC Corp. 5,100 3,050
SoftBank Corp. 88,800 2,659
Sompo Japan Nipponkoa Holdings, Inc. 19,100 831
Sony Corp. 42,450 4,906
Subaru Corp. 188,000 3,684
Sumitomo Chemical Co., Ltd. 115,600 570
Sumitomo Corp. 57,000 811
Sumitomo Electric Industries, Ltd. 228,000 3,024
Sumitomo Heavy Industries, Ltd. 52,700 1,360
Sumitomo Mitsui Banking Corp. 325,700 10,559
Sumitomo Mitsui Trust Holdings, Inc. 124,500 4,072
Suzuki Motor Corp. 37,100 1,657
T&D Holdings, Inc. 567,900 7,207
Taiheiyo Cement Corp. 75,300 1,596
Takeda Pharmaceutical Co., Ltd. 196,600 5,521
Terumo Corp. 27,700 1,222
THK Co., Ltd. 99,200 2,135
Tokio Marine Holdings, Inc. 8,600 450
Tokyo Electron, Ltd. 24,200 11,282
Toppan Printing Co., Ltd. 84,900 1,369
Toray Industries, Inc. 141,700 884
Tosoh Corp. 31,400 530
Toyota Industries Corp. 128,100 10,889
Toyota Motor Corp. 169,500 2,983
Toyota Tsusho Corp. 15,800 686
Trend Micro, Inc. 23,100 1,306
Unicharm Corp. 28,000 1,129
USS Co., Ltd. 42,900 690
Yamaha Motor Co., Ltd. 68,800 1,916
365,316
Luxembourg - 0.9%
ArcelorMittal SA 222,514 7,509
Eurofins Scientific SE 70,913 8,374
RTL Group SA 40,619 2,342
18,225
Malaysia - 0.1%
CIMB Group Holdings BHD 1,454,966 1,836
Mexico - 0.6%
America Movil SAB de CV Class L
- ADR 193,471 3,440
Grupo Televisa SAB - ADR 890,435 9,011
12,451
Netherlands - 5.6%
ABN AMRO Bank NV(Þ) 284,508 4,188
Adyen NV(Æ)(Þ) 1,532 4,628
Akzo Nobel NV 27,432 3,158
ASML Holding NV 13,682 11,147
Exor NV 7,836 740
Ferrari NV 15,923 3,778
Heineken NV 180,376 20,009
ING Groep NV 1,290,146 19,584
Koninklijke Ahold Delhaize NV 45,887 1,494
Koninklijke KPN NV 580,381 1,736
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Koninklijke Philips NV 85,180 4,014
NN Group NV 17,700 949
PostNL NV - ADR 291,429 1,266
Randstad NV 23,888 1,715
Royal Dutch Shell PLC Class A 580,170 13,344
Royal Dutch Shell PLC Class B 659,693 15,128
Stellantis NV 24,811 495
Technip Energies NV - ADR(Æ) 175,512 2,689
Universal Music Group NV 120,895 3,510
Wolters Kluwer NV 9,212 966
114,538
New Zealand - 0.6%
Fisher & Paykel Healthcare Corp., Ltd. 506,298 11,341
Spark New Zealand, Ltd. 198,467 650
11,991
Norway - 0.3%
Gjensidige Forsikring ASA 20,127 501
Mowi ASA 82,731 2,399
Norsk Hydro ASA 258,760 1,901
Orkla ASA 92,275 898
Yara International ASA 18,887 987
6,686
Russia - 0.6%
Gazprom PJSC - ADR 464,583 4,568
Lukoil PJSC - ADR 14,137 1,439
Sberbank of Russia PJSC - ADR 118,832 2,383
VEON, Ltd.(Æ) 766,790 1,618
Yandex NV Class A(Æ) 28,445 2,356
12,364
Singapore - 0.7%
DBS Group Holdings, Ltd. 193,438 4,508
Oversea-Chinese Banking Corp., Ltd. 92,460 811
Singapore Technologies Engineering,
Ltd. 124,800 355
Singapore Telecommunications, Ltd. 231,200 430
United Overseas Bank, Ltd. 46,900 932
Venture Corp., Ltd. 96,200 1,345
Wilmar International, Ltd. 1,631,100 5,238
13,619
South Africa - 0.3%
Gold Fields, Ltd. - ADR 201,952 1,874
Impala Platinum Holdings, Ltd. 20,194 262
MTN Group, Ltd.(Æ) 302,850 2,724
Old Mutual, Ltd. 1,682,419 1,715
6,575
South Korea - 1.8%
Coway Co., Ltd. 38,117 2,597
Hankook Tire & Technology Co., Ltd. 53,070 1,885
KB Financial Group, Inc. 118,018 5,687
KT Corp. - ADR 339,404 4,348
POSCO 32,581 8,236

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Samsung Electronics Co., Ltd. 69,083 4,139
Shinhan Financial Group Co., Ltd. 265,888 8,670
35,562
Spain - 2.0%
ACS Actividades de Construccion y
Servicios SA 22,380 587
Amadeus IT Group SA Class A(Æ) 94,848 6,356
Banco Bilbao Vizcaya Argentaria SA
- ADR 63,195 443
Banco Santander SA - ADR 164,879 626
CaixaBank SA 3,277,951 9,436
Cellnex Telecom SA(Þ) 180,380 11,094
Endesa SA - ADR 43,940 1,015
Iberdrola SA 97,224 1,150
Industria de Diseno Textil SA(Ñ) 195,525 7,070
Naturgy Energy Group SA 27,929 734
Repsol SA - ADR 69,651 888
Telefonica SA - ADR 181,807 791
40,190
Sweden - 1.8%
Assa Abloy AB Class B 147,489 4,327
Atlas Copco AB(Æ) 53,558 3,436
Boliden AB(Æ) 66,760 2,357
Epiroc AB Class A 23,249 578
Hexagon AB(Æ) 400,719 6,459
Husqvarna AB Class B 27,950 398
ICA Gruppen AB 9,256 479
Industrivarden AB Class A 920 30
Investor AB Class B 67,765 1,565
Kinnevik AB Class B(Æ) 15,109 593
Sandvik AB 345,858 8,780
Skandinaviska Enskilda Banken AB
Class A 74,299 1,163
Skanska AB Class B 36,277 923
SKF AB Class B 30,959 716
Svenska Handelsbanken AB Class A 59,821 685
Swedbank AB Class A 36,101 784
Swedish Match AB 306,100 2,697
Volvo AB Class B 42,530 992
36,962
Switzerland - 8.5%
ABB, Ltd. 119,977 3,980
Adecco Group AG 124,457 6,252
Alcon, Inc. 43,624 3,624
Baloise Holding AG 3,218 514
Chocoladefabriken Lindt & Spruengli
AG 72 850
Cie Financiere Richemont SA Class A 29,861 3,702
Credit Suisse Group AG Class A 316,293 3,300
EMS- Chemie Holding AG 871 864
Geberit AG 1,012 791
Givaudan SA 199 938
Julius Baer Group, Ltd. 114,327 8,282
Kuehne & Nagel International AG 1,694 534
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LafargeHolcim , Ltd.(Æ) 144,589 7,203
Lonza Group AG 5,828 4,787
Nestle SA 276,794 36,563
Novartis AG 214,336 17,737
Partners Group Holding AG 6,305 11,026
Roche Holding AG 63,955 24,777
Schindler Holding AG 2,825 737
SGS SA 1,279 3,778
Sika AG 2,635 894
Straumann Holding AG 403 839
Swiss Life Holding AG 2,106 1,158
Swiss Re AG 8,355 810
Swisscom AG 7,195 3,922
UBS Group AG 1,144,956 20,885
Zurich Insurance Group AG 11,633 5,165
173,912
Taiwan - 2.6%
Catcher Technology Co., Ltd. 1,029,000 5,979
Hon Hai Precision Industry Co., Ltd. 3,757,241 14,539
MediaTek , Inc. 138,000 4,562
Shin Kong Financial Holding Co., Ltd. 4,555,000 1,612
Taiwan Semiconductor Manufacturing
Co., Ltd. 462,000 9,777
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 145,243 16,514
52,983
Thailand - 0.2%
Kasikornbank PCL 1,104,300 4,710
Turkey - 0.1%
Turk Telekomunikasyon AS 1,148,322 900
Turkcell Iletisim Hizmetleri AS 1,030,406 1,640
2,540
United Kingdom - 11.9%
3i Group PLC 45,011 842
Allfunds Group PLC(Æ) 82,348 1,665
Anglo American PLC 244,730 9,270
Ashtead Group PLC 10,081 847
AstraZeneca PLC 66,912 8,349
Aviva PLC 857,129 4,635
Babcock International Group PLC(Æ) 505,968 2,212
BAE Systems PLC 809,753 6,105
Barclays PLC 2,273,185 6,272
Barratt Developments PLC 70,683 642
Berkeley Group Holdings PLC(Æ) 25,614 1,528
BHP Group PLC 129,405 3,438
BP PLC 2,131,181 10,228
British American Tobacco PLC 45,904 1,596
British Land Co. PLC (The)(ö) 295,516 2,001
BT Group PLC 1,827,139 3,468
Centrica PLC(Æ) 1,506,575 1,246
Compass Group PLC(Æ) 550,799 11,699
Croda International PLC(Æ) 9,335 1,210
Diageo PLC 107,052 5,329

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
110 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Direct Line Insurance Group PLC 337,951 1,353
Endeavour Mining PLC(Ñ) 46,630 1,185
Experian PLC 46,556 2,130
Ferguson PLC 7,450 1,122
GlaxoSmithKline PLC - ADR 77,547 1,611
Halma PLC 34,412 1,397
HSBC Holdings PLC 1,669,163 10,057
Imperial Tobacco Group PLC 23,934 506
Intermediate Capital Group PLC(Æ) 167,411 5,033
J Sainsbury PLC 3,129,221 12,831
John Wood Group PLC(Æ) 2,641,889 7,724
Johnson Matthey PLC 12,462 467
Kingfisher PLC 747,429 3,428
Land Securities Group PLC(ö) 197,092 1,855
Legal & General Group PLC 187,324 741
Linde PLC 60,729 19,564
Lloyds Banking Group PLC 940,284 644
M&G PLC 231,082 633
Marks & Spencer Group PLC(Æ) 613,889 1,545
Mondi PLC 101,389 2,537
Natwest Group PLC 1,760,554 5,312
Persimmon PLC Class A 72,530 2,704
Reckitt Benckiser Group PLC 4,406 357
RELX PLC 64,875 2,008
Rio Tinto PLC 81,959 5,107
Segro PLC(ö) 92,192 1,633
Smith & Nephew PLC 227,937 3,921
Spirax-Sarco Engineering PLC 3,538 756
St. James's Place PLC 122,775 2,659
Standard Chartered PLC 1,544,234 10,467
Taylor Wimpey PLC 409,788 869
TechnipFMC PLC(Æ) 666,783 4,914
Tesco PLC 3,174,028 11,738
Travis Perkins PLC 450,552 9,523
Unilever PLC 126,532 6,772
Vodafone Group PLC 4,218,092 6,225
Wausau Paper Corp. 512,554 7,426
241,336
United States - 0.9%
Amdocs, Ltd. 117,767 9,167
Lululemon Athletica , Inc.(Æ) 10,901 5,080
Ovintiv , Inc.(Ñ) 58,810 2,206
Pagseguro Digital, Ltd. Class A(Æ) 63,867 2,312
18,765
Total Common Stocks
(cost $1,706,572) 1,904,083
Preferred Stocks - 1.9%
Germany - 1.3%
Henkel AG & Co. KGaA
2.379% (Ÿ) 9,713 869
Porsche Automobil Holding SE
2.609% (Ÿ) 9,774 1,015
Sartorius AG
0.131% (Ÿ) 15,311 9,936
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Volkswagen AG
2.576% (Ÿ) 69,730 15,626
27,446
South Korea - 0.6%
Samsung Electronics Co., Ltd.
4.577% (Ÿ) 209,482 11,498
Total Preferred Stocks
(cost $29,802) 38,944
Short-Term Investments - 1.8%
United States - 1.8%
U.S. Cash Management Fund(@) 36,358,394 (∞) 36,351
Total Short-Term Investments
(cost $36,351) 36,351
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 11,423,716 (∞) 11,424
Total Other Securities
(cost $11,424) 11,424
Total Investments - 97.8%
(identified cost $1,784,149) 1,990,802
Other Assets and Liabilities, Net
- 2.2%
46,000
Net Assets - 100.0%
2,036,802

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 111
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.5%
ABN AMRO Bank NV 10/03/19 EUR 284,508 17 .64 5,019
4,188
Adyen NV 07/25/19 EUR 1,532 768 .60 1,178
4,628
Amundi SA 02/28/19 EUR 80,835 66 .71 5,393
7,210
Cellnex Telecom SA 02/27/18 EUR 180,380 38 .64 6,970
11,094
Covestro AG 06/26/19 EUR 189,800 43 .77 8,308
12,151
Nuvei Corp. 09/30/21 CAD 17,763 123 .72 2,198
2,135
Reliance Industries, Ltd. 10/21/20 INR 47,795 56 .09 2,681
3,254
Scout24 SE 12/17/20 EUR 9,727 83 .16 809
677
WH Group, Ltd. 06/26/19 HKD 686,000 1 .02 697
481
Worldline SA 02/14/20 EUR 41,101 77 .61 3,190
2,399
Zalando SE 12/12/19 EUR 39,255 62 .01 2,434 3,702
51,919
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 53 EUR 8,572 11/21
478
CAC40 Euro Index Futures 323 EUR 22,050 11/21
1,044
DAX Index Futures 43 EUR 16,839 12/21
(45)
EURO STOXX 50 Index Futures 307 EUR 13,008 12/21
254
FTSE 100 Index Futures 122 GBP 8,813 12/21
330
FTSE/MIB Index Futures 39 EUR 5,216 12/21
235
Hang Seng Index Futures 39 HKD 49,343 11/21
(185)
IBEX 35 Index Futures 54 EUR 4,885 11/21
114
MSCI Singapore Index Futures 94 SGD 3,459 11/21
(14)
OMXS30 Index Futures 251 SEK 57,416 11/21
157
S&P/TSX 60 Index Futures 384 CAD 96,806 12/21
1,983
SPI 200 Index Futures 496 AUD 90,272 12/21
(1,168)
TOPIX Index Futures 423 JPY 8,428,275 12/21 (1,977)
Short Positions
MSCI Emerging Markets Index Futures 2,970 USD 187,407 12/21
5,748
S&P 500 E-Mini Index Futures 487 USD 111,937 12/21 (3,179)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,775
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 18,625 AUD 25,296 12/15/21 407
Bank of Montreal USD 21,878 CAD 27,843 12/15/21 621
Bank of Montreal USD 4,465 DKK 28,060 12/15/21 (100)
Bank of Montreal USD 5,570 EUR 4,707 12/15/21 (123)
Bank of Montreal USD 5,031 GBP 3,662 12/15/21 (19)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
112 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 19,918 JPY 2,196,144 12/15/21 (641)
Bank of Montreal CHF 6,780 USD 7,368 12/15/21 (46)
Bank of New York USD 18,657 AUD 25,296 12/15/21 375
Bank of New York USD 21,965 CAD 27,843 12/15/21 534
Bank of New York USD 4,466 DKK 28,060 12/15/21 (101)
Bank of New York USD 5,571 EUR 4,707 12/15/21 (124)
Bank of New York USD 5,038 GBP 3,662 12/15/21 (26)
Bank of New York USD 19,932 JPY 2,196,144 12/15/21 (654)
Bank of New York CHF 6,780 USD 7,376 12/15/21 (38)
JPMorgan Chase USD 18,675 AUD 25,296 12/15/21 357
JPMorgan Chase USD 21,979 CAD 27,843 12/15/21 520
JPMorgan Chase USD 4,468 DKK 28,060 12/15/21 (103)
JPMorgan Chase USD 5,573 EUR 4,707 12/15/21 (127)
JPMorgan Chase USD 5,041 GBP 3,662 12/15/21 (29)
JPMorgan Chase USD 19,932 JPY 2,196,144 12/15/21 (654)
JPMorgan Chase CHF 6,780 USD 7,374 12/15/21 (40)
Royal Bank of Canada USD 18,679 AUD 25,296 12/15/21 353
Royal Bank of Canada USD 21,981 CAD 27,843 12/15/21 518
Royal Bank of Canada USD 4,469 DKK 28,060 12/15/21 (103)
Royal Bank of Canada USD 5,574 EUR 4,707 12/15/21 (128)
Royal Bank of Canada USD 5,042 GBP 3,662 12/15/21 (30)
Royal Bank of Canada USD 2,093 HKD 16,277 11/02/21 (1)
Royal Bank of Canada USD 595 JPY 67,811 11/02/21 —
Royal Bank of Canada USD 19,934 JPY 2,196,144 12/15/21 (656)
Royal Bank of Canada CHF 6,780 USD 7,375 12/15/21 (39)
Royal Bank of Canada GBP 529 USD 723 11/02/21 (1)
Royal Bank of Canada JPY 1,800,000 USD 15,885 12/15/21 85
Standard Chartered USD 18,663 AUD 25,296 12/15/21 369
Standard Chartered USD 21,967 CAD 27,843 12/15/21 532
Standard Chartered USD 4,466 DKK 28,060 12/15/21 (101)
Standard Chartered USD 5,572 EUR 4,707 12/15/21 (126)
Standard Chartered USD 5,039 GBP 3,662 12/15/21 (27)
Standard Chartered USD 19,935 JPY 2,196,144 12/15/21 (656)
Standard Chartered CHF 6,780 USD 7,374 12/15/21 (41)
State Street USD 11,029 NOK 96,290 12/15/21 366
State Street USD 3,967 NZD 5,600 12/15/21 44
State Street USD 8,870 SEK 76,460 12/15/21 38
State Street USD 312 SGD 420 12/15/21 —
State Street CAD 1,905 USD 1,542 11/01/21 2
State Street HKD 2,290 USD 295 12/15/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 387

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 113
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 652 $ — $ —
$ —
$ 652 —
*
Australia — 31,312 —
—
31,312 1.5
Austria — 6,233 —
—
6,233 0.3
Belgium — 9,139 —
—
9,139 0.5
Brazil 12,370 — —
—
12,370 0.6
Canada 89,843 — —
—
89,843 4.4
Cayman Islands — 6,165 —
—
6,165 0.3
China 11,495 9,772 —
—
21,267 1.0
Denmark — 26,187 —
—
26,187 1.3
Finland — 35,534 —
—
35,534 1. 8
France — 180,865 —
—
180,865 8.9
Germany 233 91,727 —
—
91,960 4.5
Hong Kong — 62,780 —
—
62,780 3.1
India — 30,105 —
—
30,105 1.5
Indonesia — 3,729 —
—
3,729 0.2
Ireland 51,185 29,568 —
—
80,753 4.0
Israel 902 2,554 —
—
3,456 0.2
Italy — 4 1 , 172 —
—
4 1 , 172 2. 0
Japan — 365,316 —
—
365,316 17.9
Luxembourg — 18,225 —
—
18,225 0.9
Malaysia — 1,836 —
—
1,836 0.1
Mexico 12,451 — —
—
12,451 0.6
Netherlands 8,555 105,983 —
—
114,538 5. 6
New Zealand — 11,991 —
—
11,991 0.6
Norway — 6,686 —
—
6,686 0.3
Russia 1,618 10,746 —
—
12, 364 0. 6
Singapore — 13,619 —
—
13,619 0.7
South Africa 1,874 4,701 —
—
6,575 0.3
South Korea 4,348 31,214 —
—
35,562 1.8
Spain — 40,190 —
—
40,190 2.0
Sweden — 36,962 —
—
36,962 1.8
Switzerland — 173,912 —
—
173,912 8.5
Taiwan 16,514 36,469 —
—
52,983 2.6
Thailand — 4,710 —
—
4,710 0.2
Turkey — 2,540 —
—
2,540 0.1
United Kingdom 6,099 235,237 —
—
241,336 11.9
United States 18,765 — —
—
18,765 0.9
Preferred Stocks — 38,944 — — 38,944 1.9
Short-Term Investments — — — 36,351 36,351 1.8

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
114 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Securities — — — 11,424 11,424 0.6
Total Investments 236,904 1,706,123 — 47,775 1,990,802 97.8
Other Assets and Liabilities, Net
2.2
100.0
Other Financial Instruments
Assets
Futures Contracts 10,343 — — — 10,343 0.5
Foreign Currency Exchange Contracts 2 5,119 — — 5,121 0.3
A
Liabilities
Futures Contracts (6,568) — — — (6,568) (0.3)
Foreign Currency Exchange Contracts (2) (4,732) — — (4,734) (0.2)
Total Other Financial Instruments
**
$ 3,775 $ 387 $ — $ — $ 4,162
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
281,997
Consumer Staples ...................................................................
118,487
Energy ....................................................................................
107,301
Financial Services ...................................................................
454,804
Health Care .............................................................................
161,171
Materials and Processing ........................................................
230,296
Producer Durables ..................................................................
247,562
Technology ..............................................................................
225,810
Utilities ...................................................................................
76,655
Preferred Stocks
Consumer Discretionary ..........................................................
16,641
Consumer Staples ...................................................................
869
Technology ..............................................................................
21,434

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 115
Short-Term Investments ................................................................
36,351
Other Securities ...........................................................................
11,424
Total Investments .................................................................... 1,990,802

See accompanying notes which are an integral part of the financial statements.
116 International Developed Markets Fund
Russell Investment Company
International Developed Markets Fund
Fair Value of Derivative Instruments — October 31, 2021
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 5,121
Variation margin on futures contracts* 10,343 —
Total
$ 10,343 $ 5,121
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 6,568 $ —
Unrealized depreciation on foreign currency exchange contracts — 4,734
Total
$ 6,568 $ 4,734
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 20,412 $ —
Foreign currency exchange contracts — (1,379)
Total
$ 20,412 $ (1,379)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 15,466 $ —
Foreign currency exchange contracts — 4,078
Total
$ 15,466 $ 4,078
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 117
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 10,731 $ — $ 10,731
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 5,121 — 5,121
Total Financial and Derivative Assets
15,852 — 15,852
Financial and Derivative Assets not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Assets subject to a netting agreement
$ 15,850 $ — $ 15,850
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,880 $ — $ 1,880 $ —
Bank of Montreal
1,028 928 — 100
Bank of New York
909 909 — —
Bank of Nova Scotia
1,520 — 1,520 —
Barclays
642 — 642 —
Credit Suisse
6,689 — 6,689 —
JPMorgan Chase
877 877 — —
Royal Bank of Canada
956 956 — —
Standard Chartered
901 901 — —
State Street
448 — — 448
Total
$ 15,850 $ 4,571 $ 10,731 $ 548

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
118 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 4,734 $ — $ 4,734
Total Financial and Derivative Liabilities
4,734 — 4,734
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 4,732 $ — $ 4,732
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 928 $ 928 $ — $ —
Bank of New York 943 909 — 34
JPMorgan Chase 953 877 — 76
Royal Bank of Canada 956 956 — —
Standard Chartered 952 901 — 51
Total
$ 4,732 $ 4,571 $ — $ 161
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 119
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,784,149
Investments, at fair value(*)(>) ......................................................................................................................................................
1,990,802
Foreign currency holdings(^) ......................................................................................................................................................... 6,384
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 5,121
Receivables:
Dividends and interest ....................................................................................................................................................... 4,815
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 6,098
Fund shares sold ................................................................................................................................................................ 935
Foreign capital gains taxes recoverable ............................................................................................................................. 6,167
From broker(a) ................................................................................................................................................................... 34,590
Variation margin on futures contracts ................................................................................................................................. 3,793
Total assets .................................................................................................................................................
2,058,707
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 2,686
Fund shares redeemed ....................................................................................................................................................... 864
Accrued fees to affiliates .................................................................................................................................................... 1,567
Other accrued expenses ..................................................................................................................................................... 303
Deferred capital gains tax liability ..................................................................................................................................... 327
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 4,734
Payable upon return of securities loaned ....................................................................................................................................... 11,424
Total liabilities .............................................................................................................................................
21,905
Net Assets ............................................................................................................................................................
$ 2,036,802

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
120 International Developed Markets Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 245,370
Shares of beneficial interest ...........................................................................................................................................................
458
Additional paid-in capital ..............................................................................................................................................................
1,790,974
Net Assets ............................................................................................................................................................
$ 2,036,802
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 44.41
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 47.12
Class A — Net assets ............................................................................................................................................................. $ 23,363,952
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 526,123
Net asset value per share: Class C(#) ............................................................................................................................................. $ 44.66
Class C — Net assets ............................................................................................................................................................. $ 9,662,621
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 216,357
Net asset value per share: Class M(#) ............................................................................................................................................ $ 44.49
Class M — Net assets ............................................................................................................................................................ $ 364,171,355
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 8,185,250
Net asset value per share: Class S(#) .............................................................................................................................................. $ 44.51
Class S — Net assets ............................................................................................................................................................. $ 1,578,103,134
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 35,457,388
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 44.56
Class Y — Net assets ............................................................................................................................................................. $ 61,501,103
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 1,380,341
Amounts in thousands
(^)     Foreign currency holdings - cost $ 6,420
(*)     Securities on loan included in investments $ 10,731
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 47,775
(a)     Receivable from Broker for Futures $ 34,590
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 121
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 61,50 7
Dividends from affiliated funds ......................................................................................................................................... 36
Securities lending income (net) ......................................................................................................................................... 51 3
Less foreign taxes withheld ............................................................................................................................................... (6,141)
Total investment income ...............................................................................................................................................................
55,915
Expenses
Advisory fees .................................................................................................................................................................... 13,958
Administrative fees ........................................................................................................................................................... 962
Custodian fees ................................................................................................................................................................... 345
Distribution fees - Class A ................................................................................................................................................ 57
Distribution fees - Class C ................................................................................................................................................ 73
Transfer agent fees - Class A ............................................................................................................................................ 46
Transfer agent fees - Class C ............................................................................................................................................. 19
Transfer agent fees - Class M ............................................................................................................................................ 646
Transfer agent fees - Class S ............................................................................................................................................. 3,160
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 184
Registration fees ............................................................................................................................................................... 107
Shareholder servicing fees - Class C ................................................................................................................................. 24
Trustees’ fees .................................................................................................................................................................... 79
Printing fees ...................................................................................................................................................................... 134
Proxy fees ......................................................................................................................................................................... 91
Miscellaneous ................................................................................................................................................................... 41
Expenses before reductions .............................................................................................................................................. 19,928
Expense reductions ........................................................................................................................................................... (1,542)
Net expenses .................................................................................................................................................................................
18,386
Net investment income (loss) ........................................................................................................................................................
37,529
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 109,655
Futures contracts .............................................................................................................................................................. 20,412
Foreign currency exchange contracts ................................................................................................................................ (1,379)
Foreign currency-related transactions ............................................................................................................................... 1,452
Net realized gain (loss) ..................................................................................................................................................................
130,140
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 448,774
Futures contracts .............................................................................................................................................................. 15,466
Foreign currency exchange contracts ................................................................................................................................ 4,078
Foreign currency-related transactions ............................................................................................................................... (327)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 467,991
Net realized and unrealized gain (loss) ......................................................................................................................................... 598,131
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 635,660

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
122 International Developed Markets Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 37,529 $ 24,740
Net realized gain (loss) ...................................................................................................................... 130,140 34,204
Net change in unrealized appreciation (depreciation) ....................................................................... 467,991 (267,848)
Net increase (decrease) in net assets from operations ............................................................................. 635,660 (208,904)
Distributions
To shareholders
Class A .......................................................................................................................................... (184) (636)
Class C .......................................................................................................................................... (5) (215)
Class E(1) ...................................................................................................................................... — (35)
Class M ......................................................................................................................................... (3,133) (7,033)
Class S ........................................................................................................................................... (17,980) (58,426)
Class Y .......................................................................................................................................... (690) (1,333)
Net decrease in net assets from distributions .......................................................................................... (21,992) (67,678)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (238,860) (196,186)
Total Net Increase (Decrease) in Net Assets ..........................................................................
374,808 (472,768)
Net Assets
Beginning of period .................................................................................................................................
1,661,994 2,134,762
End of period ..........................................................................................................................................
$ 2,036,802 $ 1,661,994

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 123
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 56 $ 2,333 110 $ 3,859
Proceeds from reinvestment of distributions 5 181 17 635
Payments for shares redeemed (97) (4,008) (213) (6,982)
Net increase (decrease)
(36) (1,494) (86) (2,488)
Class C
Proceeds from shares sold 8 326 9 293
Proceeds from reinvestment of distributions —
**
5 6 214
Payments for shares redeemed (53) (2,181) (143) (4,842)
Net increase (decrease)
(45) (1,850) (128) (4,335)
Class E(1)
Proceeds from shares sold — — 2 53
Proceeds from reinvestment of distributions — — 1 33
Payments for shares redeemed — — (48) (1,555)
Net increase (decrease)
— — (45) (1,469)
Class M
Proceeds from shares sold 3,637 147,080 2,264 75,226
Proceeds from reinvestment of distributions 81 3,132 189 7,033
Payments for shares redeemed (1,466) (61,111) (1,811) (57,917)
Net increase (decrease)
2,252 89,101 642 24,342
Class S
Proceeds from shares sold 4,068 171,411 8,935 293,843
Proceeds from reinvestment of distributions 459 17,903 1,561 58,039
Payments for shares redeemed (12,537) (509,604) (18,243) (596,119)
Net increase (decrease)
(8,010) (320,290) (7,747) (244,237)
Class Y
Proceeds from shares sold 90 3,91 7 943 32,353
Proceeds from reinvestment of distributions 18 69 0 36 1,332
Payments for shares redeemed (220) (8,934) (50) (1,684)
Net increase (decrease)
(112) (4,327) 929 32,001
Total increase (decrease)
(5,951) $ (238,860) (6,435) $ (196,186)
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).
**      Less than 500 shares.

Russell Investment Company
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
124 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 32.08 .67 11.99 12.66 (.33) —
October 31, 2020 36.64 .33 (3.89) (3.56) (1.00) —
October 31, 2019 36.91 .73 1.67 2.40 (.68) (1.99)
October 31, 2018 40.97 .68 (4.05) (3.37) (.69) —
October 31, 2017 33.92 .53 7.22 7.75 (.70) —
Class C
October 31, 2021 32.24 .35 12.09 12.44 (.02) —
October 31, 2020 36.74 .08 (3.95) (3.87) (.63) —
October 31, 2019 36.91 .48 1.69 2.17 (.35) (1.99)
October 31, 2018 40.93 .37 (4.04) (3.67) (.35) —
October 31, 2017 33.87 .25 7.24 7.49 (.43) —
Class M
October 31, 2021 32.13 .87 11.96 12.83 (.47) —
October 31, 2020 36.71 .47 (3.89) (3.42) (1.16) —
October 31, 2019 37.03 .96 1.57 2.53 (.86) (1.99)
October 31, 2018 41.09 .82 (4.03) (3.21) (.85) —
October 31, 2017(3) 36.02 .40 4.67 5.07 — —
Class S
October 31, 2021 32.14 .78 12.02 12.80 (.43) —
October 31, 2020 36.71 .43 (3. 88 ) (3. 45 ) (1.12) —
October 31, 2019 37.02 .82 1.68 2.50 (.82) (1.99)
October 31, 2018 41.07 .79 (4.05) (3.26) (.79) —
October 31, 2017 34.00 .62 7.24 7.86 (.79) —
Class Y
October 31, 2021 32.17 .86 12.02 12.88 (.49) —
October 31, 2020 36.75 .50 (3.90) (3.40) (1.18) —
October 31, 2019 37.07 .89 1.66 2.55 (.88) (1.99)
October 31, 2018 41.12 .85 (4.05) (3.20) (.85) —
October 31, 2017 34.05 .85 7.08 7.93 (.86) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 125
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.33) 44.41 39.61 23,364 1.25 1.22 1.60 34
(1.00) 32.08 (10.08) 18,028 1.26 1.22 1.00 57
(2.67) 36.64 7.49 23,726 1.25 1.21 2.07 58
(.69) 36.91 (8.38) 30,305 1.25 1.22 1.67 75
(.70) 40.97 23.30 30,412 1.26 1.26 1.43 104
(.02) 44.66 38.59 9,663 2.00 1.97 .83 34
(.63) 32.24 (10.78) 8,434 2.01 1.97 .24 57
(2.34) 36.74 6.67 14,310 2.00 1.96 1.36 58
(.35) 36.91 (9.06) 19,144 2.00 1.97 .90 75
(.43) 40.93 22.37 26,085 2.01 2.01 .68 104
(.47) 44.49 40.15 364,171 1.00 .83 2.06 34
(1.16) 32.13 (9.74) 190,629 1.01 .83 1.41 57
(2.85) 36.71 7.90 194,243 1.01 .83 2.73 58
(.85) 37.03 (8.00) 86,461 1.00 .83 2.02 75
— 41.09 14.08 65,546 .99 .87 1.60 104
(.43) 44.51 40.02 1,578,103 1.00 .93 1.85 34
(1.12) 32.14 (9.82) 1,396,894 1.01 .93 1.29 57
(2.81) 36.71 7.79 1,880,108 1.00 .92 2.34 58
(.79) 37.02 (8.11) 2,514,298 1.00 .93 1.93 75
(.79) 41.07 23.64 2,736,737 1.01 .98 1.67 104
(.49) 44.56 40.26 61,501 .80 .77 2.05 34
(1.18) 32.17 (9.69) 48,009 .81 .77 1.53 57
(2.87) 36.75 7.96 20,712 .81 .77 2.54 58
(.85) 37.07 (7.96) 20,546 .80 .77 2.08 75
(.86) 41.12 23.84 27,034 .81 .81 2.25 104

Russell Investment Company
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
126 International Developed Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,227,197
Administration fees 82,469
Distribution fees 11,061
Shareholder servicing fees 2,039
Transfer agent fees 237,270
Trustee fees 6,477
$ 1,566,513
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 15,977 $ 278,168 $ 282,721 $ — $ — $ 11,424 $ 5 $ —
U.S. Cash Management Fund 23,965 811,020 798,634 — — 36,351 36 —
$ 39,942 $ 1,089,188 $ 1,081,355 $ — $ — $ 47,775 $ 41 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,811,869,429 $ 292,295,388 $ (113,202,843) $ 179,092,545 $ 66,735,193 $ —
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 21,991,634 $ — $ — $ 67,678,044 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
128 Global Equity Fund
Global Equity Fund
-
Class A
‡
Total
Return
1 Year 33 .71%
5 Years 13 .10%§
10 Years 10 .88%§
Global Equity Fund
-
Class C
Total
Return
1 Year 40 .73%
5 Years 13 .59%§
10 Years 10 .71%§
Global Equity Fund
-
Class M
‡‡
Total
Return
1 Year 42 .21%
5 Years 14 .83%§
10 Years 11 .86%§
Global Equity Fund
-
Class S
Total
Return
1 Year 42.12%
5 Years 14.74%§
10 Years 11.82%§
Global Equity Fund
-
Class Y
Total
Return
1 Year 42 .30%
5 Years 14 .93%§
10 Years 12 .03%§
MSCI World Index (Net)**
Total
Return
1 Year 40 .42%
5 Years 15 .45%§
10 Years 12 .19%§
Global Equity Linked Benchmark***
Total
Return
1 Year 40 .42%
5 Years 15 .52%§
10 Years 12 .33%§

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Global Equity Fund 129
The Global Equity Fund (the “Fund”) employs a multi-manager
approach whereby Russell Investment Management, LLC
(“RIM”) manages a portion of the Fund’s assets based upon
model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund's money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2021, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class S and Class Y
Shares gained 41.83%, 40.73%, 42.21%, 42.12% and 42.30%,
respectively. This is compared to the Fund’s benchmark, the MSCI
World Index (Net), which gained 40.42% during the fiscal year.
The Fund’s performance includes operating expenses, whereas
index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
World Large Stock Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
35.52%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Global equity markets rose over the fiscal year, driven by strong gains in the UK, U.S. and Europe. Asia ex-Japan and emerging markets underperformed relative to other developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, energy and financial sectors were the largest drivers of positive returns. Consumer staples and utilities posted the weakest gains over the fiscal year.
In terms of factor performance, the value factor was the main driver of positive performance over the fiscal year, while the low volatility factor lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Each Class of the Fund outperformed its benchmark for the fiscal year. The fund’s tactical tilt to the value factor was a tailwind.
Sector allocation was additive, mainly due to an overweight to financials. Underweights to Asia ex-Japan and Europe ex-UK
were positive contributors. Stock selection contributed positively over the fiscal year, particularly within communication services.
Selection was also particularly strong in the United Kingdom.
With respect to certain of the Fund’s money managers, Sanders
Capital, LLC (“Sanders”) was the top performer during the fiscal year. The manager’s value tilt was a tailwind. An overweight to financials and an underweight to utilities were positive
contributors. Selection drove performance, and was successful, particularly in financials and technology.
Intermede Investment Partners, Limited’s (Intermede) growth
strategy faced headwinds. An underweight to energy, an
overweight to health care, and an underweight to the United
Kingdom detracted from performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that aims to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning
across multiple factors and sectors. The strategy uses the output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views.
The positioning strategy’s benchmark-relative performance was negative for the fiscal year. The strategy’s preference for value was a positive contributor, but a tilt to low volatility negated gains.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency
exposures. This strategy contributed positively during the fiscal year.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.

Russell Investment Company
Global Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
130 Global Equity Fund
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Intermede Investments Partners Limited and
Intermede Global Partners Inc. Growth
Sanders Capital, LLC Value
Wellington Management Company LLP Blend
* Assumes initial investment on November 1, 2011.
** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
*** The Global Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Global Equity Linked Benchmark represents the returns of the Russell Developed Large Cap Index
(net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI World Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Equity Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Global Equity Fund 131
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,057.90 $ 1,018.90
Expenses Paid During Period* $ 6.48 $ 6.36
* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,053.50 $ 1,015.12
Expenses Paid During Period* $ 10.35 $ 10.16
* Expenses are equal to the Fund's annualized expense ratio of 2.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,059.30 $ 1,020.67
Expenses Paid During Period* $ 4.67 $ 4.58
* Expenses are equal to the Fund's annualized expense ratio of 0.90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
132 Global Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,059.30 $ 1,020.16
Expenses Paid During Period* $ 5.19 $ 5.09
* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,059.70 $ 1,021.17
Expenses Paid During Period* $ 4.15 $ 4.08
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Equity Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 133
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.8%
Argentina - 0.0%
YPF SA - ADR(Æ) 101,986 428
Australia - 0.2%
ASX, Ltd. - ADR 7,504 471
BHP Group, Ltd. - ADR 31,683 869
Brambles, Ltd. 35,226 267
Commonwealth Bank of Australia - ADR 18,152 1,423
Wesfarmers, Ltd.(Æ) 6,830 295
3,325
Austria - 0.2%
Erste Group Bank AG 52,535 2,257
Belgium - 0.4%
Ageas SA 52,299 2,550
KBC Groep NV 28,954 2,702
5,252
Brazil - 0.2%
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 300,900 1,877
Telefonica Brasil , SA 177,200 1,429
3,306
Canada - 2.8%
ARC Resources, Ltd. 102,750 985
Barrick Gold Corp. 129,058 2,368
Brookfield Asset Management, Inc.
Class A 42,010 2,537
CAE, Inc.(Æ) 172,542 5,232
Cameco Corp. Class A 69,910 1,699
Canadian National Railway Co. 58,378 7,760
Intact Financial Corp. 4,353 584
Kinross Gold Corp. 214,523 1,289
Kirkland Lake Gold, Ltd.(Æ) 11,165 471
Nuvei Corp.(Æ)(Þ) 19,571 2,352
Royal Bank of Canada - GDR 16,787 1,747
Shopify, Inc. Class A(Æ) 176 257
Sun Life Financial, Inc. 22,365 1,275
Suncor Energy, Inc. 174,840 4,598
Thomson Reuters Corp.(Æ) 7,851 944
Toronto-Dominion Bank (The) 21,961 1,594
Tourmaline Oil Corp. 36,445 1,317
37,009
China - 0.8%
Alibaba Group Holding, Ltd. - ADR(Æ) 33,975 5,603
China Construction Bank Corp. Class H 2,977,074 2,030
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
Dongfeng Motor Group Co., Ltd. Class H 2,954,000 2,762
Industrial & Commercial Bank of China,
Ltd. Class H 1,048,000 575
10,970
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 0.0%
Drilling Co. of 1972 A/S (The)(Æ) 4,033 144
Finland - 0.5%
Elisa OYJ 6,205 374
Kone OYJ Class B 4,747 323
Nokia OYJ(Æ) 709,169 4,066
Orion OYJ Class B 5,082 220
Sampo OYJ Class A 16,399 873
UPM- Kymmene OYJ 22,365 790
6,646
France - 4.5%
AXA SA 171,213 4,984
BNP Paribas SA 180,435 12,103
Cie de Saint-Gobain SA 81,613 5,631
Dassault Aviation SA 8,770 916
Dassault Systemes SE 6,430 375
Engie SA 325,879 4,637
LVMH Moet Hennessy Louis Vuitton
SE - ADR 5,440 4,265
Orange SA - ADR 255,790 2,791
Renault SA(Æ) 49,485 1,779
Rexel SA Class H(Æ) 114,430 2,266
Safran SA 15,410 2,072
Sanofi - ADR 9,076 909
Schneider Electric SE 14,118 2,442
SCOR SE - ADR 48,844 1,647
Societe Generale SA 123,128 4,114
Total SA(Ñ) 161,297 8,087
Worldline SA(Æ)(Þ) 19,749 1,153
60,171
Germany - 3.3%
Bayerische Motoren Werke
Aktiengesellschaft 94,546 9,536
Brenntag SE 33,030 3,141
Ceconomy AG(Æ) 164,511 802
Continental AG(Æ) 21,516 2,526
Daimler AG 205,285 20,347
Deutsche Boerse AG 4,589 762
Fresenius SE & Co. KGaA 84,280 3,825
Hannover Rueck SE 2,604 476
Metro AG 53,698 679
Muenchener Rueckversicherungs-
Gesellschaft AG 4,983 1,476
43,570
Hong Kong - 0.7%
AIA Group, Ltd. 468,400 5,293
CK Asset Holdings, Ltd. 432,000 2,671
CLP Holdings, Ltd. 55,000 538
Hang Seng Bank, Ltd. 24,300 463
Link Real Estate Investment Trust(ö) 22,898 204
Power Assets Holdings, Ltd. 46,500 283
9,452

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
134 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hungary - 0.1%
OTP Bank PLC(Æ) 32,820 1,970
India - 0.7%
HDFC Bank, Ltd. - ADR 122,952 8,841
Indonesia - 0.2%
Bank Mandiri Persero Tbk PT 5,426,000 2,749
Ireland - 2.6%
Accenture PLC Class A 21,396 7,676
AIB Group PLC(Æ) 655,693 1,777
Allegion PLC 42,064 5,397
Bank of Ireland Group PLC(Æ) 384,186 2,298
Flutter Entertainment PLC(Æ) 11,142 2,108
Icon PLC(Æ) 10,502 3,012
Kerry Group PLC Class A 36,894 4,960
Medtronic PLC 63,605 7,624
Seagate Technology Holdings PLC 4,552 405
35,257
Italy - 1.2%
Assicurazioni Generali SpA 176,258 3,847
BPER Banca 466,677 1,022
Eni SpA - ADR 362,088 5,185
FinecoBank Banca Fineco SpA 16,981 325
Saipem SpA (Æ)(Ñ) 431,735 945
UniCredit SpA 331,791 4,388
15,712
Japan – 7.9%
Alfresa Holdings Corp. 80,800 1,137
Alps Alpine Co., Ltd. 100,500 982
Astellas Pharma, Inc. 76,700 1,292
Benesse Holdings, Inc. 9,700 222
Canon, Inc. 22,000 491
Chiyoda Corp.(Æ)(Ñ) 97,700 355
Dai-ichi Life Holdings, Inc. 159,400 3,320
DeNA Co., Ltd. 77,000 1,425
Eisai Co., Ltd. 16,800 1,185
Fuji Media Holdings, Inc. 18,100 188
Hino Motors, Ltd. 306,500 2,902
Honda Motor Co., Ltd. 207,577 6,116
Inpex Corp. 344,900 2,843
Isuzu Motors, Ltd. 268,500 3,613
Japan Airlines Co., Ltd.(Æ) 128,700 2,774
Japan Exchange Group, Inc. 11,500 272
JGC Holdings Corp. 188,400 1,767
Kamigumi Co., Ltd. 56,700 1,140
Kao Corp. 20,800 1,175
KDDI Corp. 38,900 1,206
Keyence Corp. 6,300 3,799
Kyocera Corp. 11,100 650
Medipal Holdings Corp. 8,400 152
Mitsubishi Electric Corp. 61,500 825
Mitsubishi Estate Co., Ltd. 175,800 2,671
Mitsubishi Heavy Industries, Ltd. 38,700 990
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Motors Corp.(Æ) 229,800 735
Mitsubishi UFJ Financial Group, Inc. 893,100 4,889
Nikon Corp. 157,800 1,736
Nintendo Co., Ltd. 2,000 884
Nippon Television Holdings, Inc. 55,500 600
Nissan Motor Co., Ltd.(Æ) 480,700 2,443
Nitto Denko Corp. 6,200 484
Nomura Holdings, Inc. 233,300 1,117
Ono Pharmaceutical Co., Ltd. 113,200 2,374
Otsuka Holdings Co., Ltd. 19,900 788
Resona Holdings, Inc. 807,400 3,009
Shimamura Co., Ltd. 27,000 2,283
Shin-Etsu Chemical Co., Ltd. 38,800 6,919
Subaru Corp. 111,800 2,191
Sumitomo Electric Industries, Ltd. 129,500 1,717
Sumitomo Heavy Industries, Ltd. 47,500 1,226
Sumitomo Metal Mining Co., Ltd. 53,200 2,071
Sumitomo Mitsui Banking Corp. 248,500 8,058
Sumitomo Mitsui Trust Holdings, Inc. 88,100 2,881
Sushiro Global Holdings, Ltd. 23,100 1,001
T&D Holdings, Inc. 324,900 4,123
Taiheiyo Cement Corp. 53,500 1,134
Takeda Pharmaceutical Co., Ltd. 120,100 3,373
THK Co., Ltd. 65,800 1,416
Toppan Printing Co., Ltd. 56,500 911
Toyota Industries Corp. 47,800 4,063
105,918
Luxembourg - 0.5%
Eurofins Scientific SE 43,859 5,179
RTL Group SA 29,770 1,717
6,896
Malaysia - 0.1%
CIMB Group Holdings BHD 1,060,494 1,339
Mexico - 0.2%
America Movil SAB de CV Class L
- ADR 142,779 2,539
Netherlands – 3.0%
ABN AMRO Bank NV(Þ) 223,068 3,284
Ferrari NV 6,994 1,659
Heineken NV 104,168 11,556
ING Groep NV 868,433 13,183
Koninklijke Philips NV 8,113 382
LyondellBasell Industries NV Class A 2,766 257
PostNL NV - ADR 204,918 890
Royal Dutch Shell PLC Class B 407,478 9,344
40,555
Norway - 0.1%
Mowi ASA 13,039 378
Norsk Hydro ASA 190,555 1,400
1,778

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Panama - 0.0%
Carnival Corp.(Æ) 9,294 206
Russia - 0.6%
Gazprom PJSC - ADR 356,840 3,509
Lukoil PJSC - ADR 9,117 928
Sberbank of Russia PJSC - ADR 88,563 1,776
VEON, Ltd.(Æ) 525,150 1,108
7,321
Singapore - 0.3%
DBS Group Holdings, Ltd. 47,140 1,098
United Overseas Bank, Ltd. 120,801 2,400
Venture Corp., Ltd. 21,200 296
3,794
South Africa - 0.4%
Gold Fields, Ltd. - ADR 135,897 1,261
Impala Platinum Holdings, Ltd. 15,876 206
MTN Group, Ltd.(Æ) 204,935 1,843
Old Mutual, Ltd. 1,605,210 1,637
4,947
South Korea - 2.6%
Coway Co., Ltd. 28,105 1,915
Hankook Tire & Technology Co., Ltd. 39,529 1,404
KB Financial Group, Inc. 90,809 4,376
KT Corp. - ADR(Ñ) 261,809 3,354
Samsung Electronics Co., Ltd. 240,638 14,416
Shinhan Financial Group Co., Ltd. 155,727 5,078
SK Hynix, Inc. 52,060 4,606
35,149
Spain - 0.6%
Banco de Sabadell SA - ADR(Æ) 1,390,651 1,123
CaixaBank SA 1,255,895 3,616
Cellnex Telecom SA(Þ) 40,487 2,490
Industria de Diseno Textil SA 28,306 1,023
8,252
Sweden - 0.2%
Autoliv , Inc. 2,016 195
Boliden AB(Æ) 12,969 458
Kinnevik AB Class B(Æ) 11,030 433
Sandvik AB 87,099 2,211
3,297
Switzerland - 4.7%
ABB, Ltd. 28,290 938
Adecco Group AG 77,814 3,909
Chubb, Ltd. 3,236 632
EMS- Chemie Holding AG 348 345
Julius Baer Group, Ltd. 17,233 1,248
LafargeHolcim , Ltd.(Æ) 93,047 4,635
Nestle SA 144,357 19,069
Novartis AG 106,154 8,785
Partners Group Holding AG 697 1,219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Roche Holding AG 29,473 11,419
SGS SA 205 606
Swisscom AG 877 478
UBS Group AG 394,602 7,198
Wizz Air Holdings PLC(Æ)(Þ) 38,024 2,406
62,887
Taiwan - 3.0%
Accton Technology Corp. 106,000 933
Catcher Technology Co., Ltd. 350,000 2,034
Hon Hai Precision Industry Co., Ltd. 642,000 2,484
MediaTek , Inc. 50,000 1,653
Realtek Semiconductor Corp. 90,000 1,627
Shin Kong Financial Holding Co., Ltd. 3,138,000 1,110
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 267,656 30,433
40,274
Thailand - 0.5%
Kasikornbank PCL 1,212,700 5,172
Siam Commercial Bank PCL (The) 505,400 1,926
7,098
Turkey - 0.2%
Turk Telekomunikasyon AS 1,018,936 799
Turkcell Iletisim Hizmetleri AS 767,697 1,221
2,020
United Kingdom - 5.0%
Anglo American PLC 99,616 3,773
AstraZeneca PLC - ADR 47,350 2,954
Babcock International Group PLC(Æ) 339,326 1,483
BAE Systems PLC 554,549 4,181
Berkeley Group Holdings PLC(Æ) 4,068 243
BHP Group PLC 39,127 1,039
BP PLC 1,458,679 7,002
British Land Co. PLC (The)(ö) 200,487 1,358
BT Group PLC 1,223,959 2,323
Centrica PLC(Æ) 1,608,892 1,330
Endeavour Mining PLC(Ñ) 33,758 858
Ferguson PLC 2,150 324
Intermediate Capital Group PLC(Æ) 70,305 2,114
J Sainsbury PLC 749,841 3,074
Kingfisher PLC 454,399 2,084
Land Securities Group PLC(ö) 133,754 1,259
Liberty Global PLC Class C(Æ) 9,656 278
Linde PLC 36,753 11,827
Marks & Spencer Group PLC(Æ) 596,635 1,501
Natwest Group PLC 780,220 2,354
Persimmon PLC Class A 12,831 478
Reckitt Benckiser Group PLC 3,356 272
Rio Tinto PLC 4,353 271
Schroders PLC 4,806 238
St. James's Place PLC 14,599 316
Standard Chartered PLC 517,555 3,508
Unilever PLC 102,741 5,499

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
136 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wausau Paper Corp. 331,897 4,809
66,750
United States - 45.5%
3M Co. 2,512 449
Abbott Laboratories 15,037 1,938
AbbVie, Inc. 1,646 189
Adobe, Inc.(Æ) 12,322 8,014
Advance Auto Parts, Inc. 1,118 252
Aflac, Inc. 27,057 1,452
Air Products & Chemicals, Inc. 2,945 883
Airbnb, Inc. Class A(Æ) 18,816 3,211
Align Technology, Inc.(Æ) 340 212
Allstate Corp. (The) 6,179 764
Alphabet, Inc. Class A(Æ) 4,624 13,691
Alphabet, Inc. Class C(Æ) 11,015 32,664
Amazon.com, Inc.(Æ) 5,180 17,469
Amcor PLC 16,492 199
Amerco , Inc. 377 278
American Express Co. 10,405 1,808
American International Group, Inc. 8,982 531
American Water Works Co., Inc. 4,105 715
AmerisourceBergen Corp. Class A 3,678 449
Analog Devices, Inc. 3,735 648
Ansys , Inc.(Æ) 17,173 6,519
Anthem, Inc. 19,912 8,664
Apple, Inc. 172,092 25,779
Applied Materials, Inc. 44,289 6,052
Aptiv PLC(Æ) 26,482 4,578
Aramark 5,011 183
Archer-Daniels-Midland Co. 6,883 442
Ares Management Corp. Class A 44,101 3,737
Arista Networks, Inc.(Æ) 10,379 4,252
Arrow Electronics, Inc.(Æ) 4,872 564
Arthur J Gallagher & Co. 2,116 355
AT&T, Inc. 33,586 848
Atmos Energy Corp. 2,638 243
Automatic Data Processing, Inc. 6,411 1,439
Baker Hughes, a GE Co. LLC 9,088 228
Bank of America Corp. 33,448 1,598
Bank of New York Mellon Corp. (The) 8,200 485
Becton Dickinson and Co. 26,608 6,375
Berkshire Hathaway, Inc. Class B(Æ) 5,335 1,531
Best Buy Co., Inc. 3,028 370
Biogen, Inc.(Æ) 1,460 389
Bio-Rad Laboratories, Inc. Class A(Æ) 9,821 7,805
BlackRock, Inc. Class A 2,061 1,944
Blackstone Group, Inc. (The) Class A 12,073 1,671
Boeing Co. (The)(Æ) 1,627 337
Booking Holdings, Inc.(Æ) 1,532 3,709
BorgWarner, Inc. 6,036 272
Boston Scientific Corp.(Æ) 48,167 2,077
Broadridge Financial Solutions, Inc. 3,668 654
Bunge, Ltd. 4,435 411
Capital One Financial Corp. 3,245 490
CarMax, Inc.(Æ) 2,616 358
Cboe Global Markets, Inc. 2,917 385
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CBRE Group, Inc. Class A(Æ) 3,479 362
Centene Corp.(Æ) 7,118 507
CenterPoint Energy, Inc. 1,226 32
Charles Schwab Corp. (The) 163,958 13,449
Chevron Corp. 8,836 1,012
Cigna Corp. 32,978 7,044
Cincinnati Financial Corp. 4,965 603
Cisco Systems, Inc. 47,102 2,636
Citigroup, Inc. 88,597 6,127
Clorox Co. (The) 5,864 956
CME Group, Inc. Class A 48,238 10,639
Coca-Cola Co. (The) 39,932 2,251
Cognizant Technology Solutions Corp.
Class A 21,297 1,663
Colgate-Palmolive Co. 17,635 1,344
Comcast Corp. Class A 20,789 1,069
ConAgra Foods, Inc. 10,975 353
ConocoPhillips Co. 7,769 579
Consolidated Edison Co., Inc. 5,062 382
Constellation Brands, Inc. Class A 7,089 1,537
Cooper Cos., Inc. (The) 7,963 3,320
Copart , Inc.(Æ) 21,823 3,389
Corning, Inc. 16,071 572
Corteva , Inc. 12,293 530
CoStar Group, Inc.(Æ) 18,930 1,629
Cummins, Inc. 4,783 1,147
CVS Health Corp. 7,003 625
Danaher Corp. 49,543 15,446
DexCom , Inc.(Æ) 5,049 3,147
Discover Financial Services 2,550 289
Discovery, Inc. Class A(Æ)(Ñ) 7,825 183
DISH Network Corp. Class A(Æ) 6,093 250
Diversey Holdings, Ltd.(Æ) 201,904 3,513
Dollar Tree, Inc.(Æ) 39,326 4,238
Dow, Inc. 5,243 293
DowDuPont , Inc. 5,156 359
DR Horton, Inc. 80,919 7,224
DT Midstream, Inc. 1,365 65
DTE Energy Co. 2,731 310
Duke Energy Corp. 3,486 356
Eastman Chemical Co. 2,963 308
Eaton Corp. PLC 9,457 1,558
Edison International 3,063 193
Eli Lilly & Co. 2,804 714
Emerson Electric Co. 3,286 319
Entergy Corp. 1,004 103
EOG Resources, Inc. 4,834 447
Eversource Energy 2,708 230
Exelon Corp. 9,467 504
Exxon Mobil Corp. 21,089 1,360
Fastenal Co. 17,401 993
FedEx Corp. 1,829 431
Fidelity National Information Services,
Inc. 59,830 6,626
Fifth Third Bancorp 5,876 256
FirstEnergy Corp. 5,606 216
Five Below, Inc.(Æ) 17,060 3,366

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 137
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FleetCor Technologies, Inc.(Æ) 7,890 1,952
Ford Motor Credit Co. LLC 49,240 841
Fortive Corp. 4,824 365
Fox Corp. Class A 10,352 411
Garmin, Ltd. 3,537 508
General Dynamics Corp. 2,861 580
General Electric Co. 1,501 157
General Mills, Inc. 6,623 409
General Motors Co.(Æ) 12,412 676
Genuine Parts Co. 3,840 503
Goldman Sachs Group, Inc. (The) 2,166 895
Halliburton Co. 94,740 2,368
HCA Healthcare, Inc. 27,213 6,816
Henry Schein, Inc.(Æ) 2,487 190
Hershey Co. (The) 4,733 830
Hewlett Packard Enterprise Co. Class H 34,955 512
Home Depot, Inc. (The) 8,303 3,087
Honeywell International, Inc. 6,897 1,508
Hormel Foods Corp. 14,285 605
Host Hotels & Resorts, Inc.(Æ)(ö) 12,857 216
HP, Inc. 20,742 629
Humana, Inc. 1,239 574
Huntington Ingalls Industries, Inc. 1,352 274
Illinois Tool Works, Inc. 5,760 1,313
Illumina, Inc.(Æ) 4,072 1,690
Ingersoll Rand, Inc. 40,120 2,157
Intel Corp. 31,451 1,541
International Business Machines Corp. 6,050 757
International Flavors & Fragrances, Inc. 2,149 317
International Paper Co. 3,527 175
Interpublic Group of Cos., Inc. (The) 12,188 446
Jacobs Engineering Group, Inc. 2,300 323
Jazz Pharmaceuticals PLC(Æ) 1,412 188
JM Smucker Co. (The) 2,628 323
Johnson & Johnson 35,878 5,844
Johnson Controls International PLC 59,504 4,366
JPMorgan Chase & Co. 47,432 8,058
Juniper Networks, Inc. 19,899 587
Keurig Dr Pepper, Inc. 8,862 320
Kimberly-Clark Corp. 12,094 1,566
Kinder Morgan, Inc. 28,100 471
Knight-Swift Transportation Holdings,
Inc.(Æ) 4,375 248
Kraft Heinz Foods Co. 13,536 486
Kroger Co. (The) 7,782 311
L3Harris Technologies, Inc. 7,669 1,768
Laboratory Corp. of America
Holdings(Æ) 1,323 380
Lam Research Corp. 476 268
Lear Corp. 1,490 256
Leidos Holdings, Inc. 2,138 214
Lennar Corp. Class A 43,927 4,390
Lennar Corp. Class B 1,261 104
Liberty SiriusXM Group Class C(Æ) 8,253 407
LKQ Corp. 6,158 339
Lockheed Martin Corp. 2,887 959
Loews Corp. 4,028 226
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lululemon Athletica , Inc.(Æ) 4,294 2,001
Lumen Technologies, Inc. 28,439 337
Manhattan Associates, Inc.(Æ) 9,763 1,772
Marathon Petroleum Corp. 5,388 355
Marsh & McLennan Cos., Inc. 41,187 6,870
Marvell Technology, Inc. 54,514 3,734
MasterCard, Inc. Class A 31,451 10,552
Match Group, Inc.(Æ) 9,848 1,485
McDonald's Corp. 4,482 1,101
Medical Properties Trust, Inc.(ö) 12,733 272
Merck & Co., Inc. 2,612 230
Meta Platforms, Inc. Class A(Æ) 81,372 26,330
MetLife, Inc. 7,756 487
MGM Resorts International 6,549 309
Micron Technology, Inc. 143,873 9,942
Microsoft Corp. 67,731 22,461
Mohawk Industries, Inc.(Æ) 1,200 213
Molson Coors Beverage Co. Class B 5,433 240
Mondelez International, Inc. Class A 24,557 1,492
Morgan Stanley 7,806 802
Mosaic Co. (The) 6,233 259
Newell Rubbermaid, Inc. 7,128 163
Newmont Corp. 12,827 693
News Corp. Class A 9,525 218
NextEra Energy, Inc. 8,443 720
Northern Trust Corp. 193 24
Northrop Grumman Corp. 12,787 4,568
Nucor Corp. 5,997 670
NVIDIA Corp. 4,193 1,072
Oak Street Health, Inc.(Æ)(Ñ) 6,511 308
Omnicom Group, Inc. 4,370 298
ONEOK, Inc. 4,230 269
Organon & Co. 1,447 53
Ovintiv , Inc.(Ñ) 43,341 1,626
Owens Corning 2,150 201
PACCAR Financial Corp. 4,945 443
Packaging Corp. of America 1,291 177
Paychex, Inc. 9,458 1,166
Paycom Software, Inc.(Æ) 3,783 2,073
PayPal Holdings, Inc.(Æ) 1,594 371
PepsiCo, Inc. 36,987 5,977
Pfizer, Inc. 155,688 6,810
PG&E Corp.(Æ) 16,041 186
Phillips 66 3,817 285
Pioneer Natural Resources Co. 1,640 307
Planet Fitness, Inc. Class A(Æ) 12,928 1,028
PNC Financial Services Group, Inc.
(The) 3,622 764
Procter & Gamble Co. (The) 51,092 7,306
Progressive Corp. (The) 13,746 1,304
Prologis, Inc.(ö) 2,717 394
Prudential Financial, Inc. 4,372 481
Public Service Enterprise Group, Inc. 7,015 448
Public Storage(ö) 3,227 1,072
PulteGroup, Inc. 4,230 203
Raytheon Technologies Corp. 11,034 980
Republic Services, Inc. Class A 8,524 1,147

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
138 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RingCentral, Inc. Class A(Æ) 7,736 1,886
Rockwell Automation, Inc. 2,864 915
Royal Caribbean Cruises, Ltd.(Æ) 128 11
S&P Global, Inc. 26,363 12,500
Salesforce.com, Inc.(Æ) 18,824 5,641
Sempra Energy 4,287 547
Sensata Technologies Holding PLC(Æ) 3,184 175
Skyworks Solutions, Inc. 1,679 281
Snap, Inc. Class A(Æ) 27,774 1,460
Snap-on, Inc. 2,685 546
Southern Co. (The) 4,724 294
Square, Inc. Class A(Æ) 7,565 1,925
Stanley Black & Decker, Inc. 6,228 1,119
Starbucks Corp. 14,426 1,530
State Street Corp. 3,630 358
Steel Dynamics, Inc. 4,645 307
Sylvamo Corp.(Æ) 320 9
Synchrony Financial 29,098 1,352
T. Rowe Price Group, Inc. 8,222 1,783
TE Connectivity, Ltd. 7,420 1,083
Teleflex, Inc. 4,321 1,542
Tesla, Inc.(Æ) 1,237 1,378
Texas Instruments, Inc. 9,996 1,874
Textron, Inc. 4,447 328
TJX Cos., Inc. (The) 41,705 2,731
T-Mobile USA, Inc.(Æ) 1,388 160
Tradeweb Markets, Inc. Class A 15,143 1,349
Travelers Cos., Inc. (The) 11,424 1,838
Truist Financial Corp. 9,463 601
Tyson Foods, Inc. Class A 8,316 665
UGI Corp. 8,149 354
Ulta Beauty, Inc.(Æ) 8,095 2,974
Union Pacific Corp. 4,222 1,019
United Rentals, Inc.(Æ) 348 132
UnitedHealth Group, Inc. 36,495 16,805
Universal Health Services, Inc. Class B 2,157 268
US Bancorp 12,151 734
Valero Energy Corp. 3,838 297
Ventas, Inc.(ö) 4,135 221
Verizon Communications, Inc. 13,648 723
ViacomCBS , Inc. Class B 4,837 175
Viatris , Inc. 21,316 285
Visa, Inc. Class A 2,993 634
Vornado Realty Trust(ö) 4,606 196
Walgreens Boots Alliance, Inc. 10,807 508
Walmart, Inc. 14,598 2,181
Walt Disney Co. (The)(Æ) 43,579 7,368
Waste Management, Inc. 10,738 1,721
Wells Fargo & Co. 140,612 7,194
West Pharmaceutical Services, Inc. 10,432 4,485
Western Digital Corp.(Æ) 30,439 1,592
Westinghouse Air Brake Technologies
Corp. 3,776 343
Westrock Co. 4,111 198
Whirlpool Corp. 1,031 217
Workday, Inc. Class A(Æ) 5,818 1,687
WW Grainger, Inc. 1,213 562
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xilinx, Inc. 3,181 573
Zoetis, Inc. Class A 50,394 10,895
ZoomInfo Technologies, Inc. Class A(Æ) 17,582 1,183
610,079
Total Common Stocks
(cost $1,026,544) 1,258,158
Preferred Stocks - 0.4%
South Korea - 0.4%
Samsung Electronics Co., Ltd.
4.577% (Ÿ) 105,596 5,796
Total Preferred Stocks
(cost $5,385) 5,796
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund(@) 35,670,335 (∞) 35,663
Total Short-Term Investments
(cost $35,663) 35,663
Other Securities - 0.9%
U.S. Cash Collateral Fund(@)(×) 11,800,033 (∞) 11,800
Total Other Securities
(cost $11,800) 11,800
Total Investments - 97.8%
(identified cost $1,079,392) 1,311,417
Other Assets and Liabilities, Net
- 2.2%
30,195
Net Assets - 100.0%
1,341,612

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 139
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.9%
ABN AMRO Bank NV 05/08/20 EUR 223,068 13.36 2,980
3,284
Cellnex Telecom SA 05/21/21 EUR 40,487 48.42 1,960
2,490
Nuvei Corp. 08/24/21 CAD 19,571 120.37 2,356
2,352
Wizz Air Holdings PLC 04/16/21 GBP 38,024 63.82 2,427
2,406
Worldline SA 03/05/21 EUR 19,749 71.67 1,415 1,153
11,685
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Hang Seng Index Futures 1 HKD 1,265 11/21
(4)
MSCI Singapore Index Futures 2 SGD 74 11/21
—
Russell 2000 E-Mini Index Futures 336 USD 38,561 12/21
1,029
S&P 500 E-Mini Index Futures 674 USD 154,918 12/21
4,457
S&P/TSX 60 Index Futures 36 CAD 9,076 12/21
202
SPI 200 Index Futures 183 AUD 33,306 12/21 (431)
Short Positions
Amsterdam Index Futures 45 EUR 7,278 11/21
(382)
CAC40 Euro Index Futures 258 EUR 17,612 11/21
(801)
DAX Index Futures 34 EUR 13,314 12/21
(36)
EURO STOXX 50 Index Futures 248 EUR 10,508 12/21
(257)
FTSE 100 Index Futures 101 GBP 7,296 12/21
(296)
FTSE/MIB Index Futures 30 EUR 4,012 12/21
(184)
IBEX 35 Index Futures 42 EUR 3,799 11/21
(88)
MSCI Emerging Markets Index Futures 1,709 USD 107,838 12/21
3,308
OMXS30 Index Futures 199 SEK 45,521 11/21
(111)
TOPIX Index Futures 60 JPY 1,195,501 12/21 192
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 6,598
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America
EUR 8,000
USD 9,236 12/15/21 (21)
Bank of America
JPY 886,000
USD 7,802 12/15/21 25
Bank of Montreal
USD 4,497
AUD 6,108 12/15/21 98
Bank of Montreal
USD 1,690
CAD 2,150 12/15/21 48
Bank of Montreal
USD 1,728
NZD 2,440 12/15/21 19
Bank of Montreal
CHF 8,101
USD 8,804 12/15/21 (55)
Bank of Montreal
EUR 10,062
USD 11,907 12/15/21 264
Bank of New York
USD 4,505
AUD 6,108 12/15/21 91
Bank of New York
USD 1,696
CAD 2,150 12/15/21 41
Bank of New York
USD 1,731
NZD 2,440 12/15/21 16

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
140 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York
CHF 8,101
USD 8,814 12/15/21 (45)
Bank of New York
EUR 10,062
USD 11,910 12/15/21 265
JPMorgan Chase
USD 4,509
AUD 6,108 12/15/21 86
JPMorgan Chase
USD 1,697
CAD 2,150 12/15/21 40
JPMorgan Chase
USD 1,733
NZD 2,440 12/15/21 15
JPMorgan Chase
CHF 8,101
USD 8,811 12/15/21 (48)
JPMorgan Chase
EUR 10,062
USD 11,915 12/15/21 271
Royal Bank of Canada
USD 4,510
AUD 6,108 12/15/21 86
Royal Bank of Canada
USD 1,697
CAD 2,150 12/15/21 40
Royal Bank of Canada
USD 1,733
NZD 2,440 12/15/21 14
Royal Bank of Canada
CHF 8,101
USD 8,813 12/15/21 (47)
Royal Bank of Canada
DKK 8,490
USD 1,317 11/02/21 (3)
Royal Bank of Canada
EUR 5,680
USD 6,654 12/15/21 81
Royal Bank of Canada
EUR 10,062
USD 11,917 12/15/21 275
Royal Bank of Canada
GBP 4,860
USD 6,661 12/15/21 8
Standard Chartered
USD 4,507
AUD 6,108 12/15/21 89
Standard Chartered
USD 1,696
CAD 2,150 12/15/21 41
Standard Chartered
USD 1,732
NZD 2,440 12/15/21 15
Standard Chartered
CHF 8,101
USD 8,811 12/15/21 (49)
Standard Chartered
EUR 10,062
USD 11,912 12/15/21 269
State Street
USD 596
BRL 3,373 11/01/21 2
State Street
USD 7,205
DKK 45,281 12/15/21 (162)
State Street
USD 32
JPY 3,532 12/15/21 (1)
State Street
USD 5,162
NOK 45,071 12/15/21 171
State Street
CAD 769
USD 622 11/01/21 1
State Street
GBP 1,795
USD 2,466 12/15/21 9
State Street
HKD 2,830
USD 364 12/15/21 —
State Street
SEK 64,450
USD 7,477 12/15/21 (32)
State Street
SGD 120
USD 89 12/15/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 1,917
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 428 $ — $ —
$ —
$ 428 —
*
Australia — 3,325 —
—
3,325 0.2
Austria — 2,257 —
—
2,257 0.2
Belgium — 5,252 —
—
5,252 0.4
Brazil 3,306 — —
—
3,306 0.2
Canada 37,009 — —
—
37,009 2.8
China 5,603 5,367 —
—
10,970 0.8
Denmark — 144 —
—
144 —
*
Finland — 6,646 —
—
6,646 0.5

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 141
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
France — 60,171 —
—
60,171 4.5
Germany — 43,570 —
—
43,570 3. 3
Hong Kong — 9,452 —
—
9,452 0.7
Hungary — 1,970 —
—
1,970 0.1
India 8,841 — —
—
8,841 0.7
Indonesia — 2,749 —
—
2,749 0.2
Ireland 24,114 11,143 —
—
35,257 2.6
Italy — 15,712 —
—
15,712 1. 2
Japan — 105,918 —
—
105,918 7.9
Luxembourg — 6,896 —
—
6,896 0.5
Malaysia — 1,339 —
—
1,339 0.1
Mexico 2,539 — —
—
2,539 0.2
Netherlands 257 40,298 —
—
40,555 3.0
Norway — 1,778 —
—
1,778 0.1
Panama 206 — —
—
206 —
*
Russia 1,108 6,213 —
—
7,321 0. 6
Singapore — 3,794 —
—
3,794 0.3
South Africa 1,261 3,686 —
—
4,947 0.4
South Korea 3,354 31,795 —
—
35,149 2.6
Spain — 8,252 —
—
8,252 0.6
Sweden 195 3,102 —
—
3,297 0.2
Switzerland 632 62,255 —
—
62,887 4.7
Taiwan 30,433 9,841 —
—
40,274 3.0
Thailand — 7,098 —
—
7,098 0.5
Turkey — 2,020 —
—
2,020 0.2
United Kingdom 5,478 61,272 —
—
66,750 5.0
United States 610, 079 — —
—
610, 079 45. 5
Preferred Stocks — 5,796 — — 5,796 0. 4
Short-Term Investments — — — 35,663 35,663 2.7
Other Securities — — — 11,800 11,800 0.9
Total Investments 734, 843 529,111 — 47,463 1,311, 417 97 .8
Other Assets and Liabilities, Net
2 .2
100.0
Other Financial Instruments
Assets
Futures Contracts 9,188 — — — 9,188 0. 7
Foreign Currency Exchange Contracts 3 2,377 — — 2,380 0. 2
A
Liabilities
Futures Contracts (2,590) — — — (2,590) (0. 2 )

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
142 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Foreign Currency Exchange Contracts (3) (460) — — (463) (—)
*
Total Other Financial Instruments
**
$ 6,598 $ 1,917 $ — $ — $ 8,515
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
160,591
Consumer Staples ...................................................................
53,090
Energy ....................................................................................
53,022
Financial Services ...................................................................
280,840
Health Care .............................................................................
154,801
Materials and Processing ........................................................
72,403
Producer Durables ..................................................................
144,946
Technology ..............................................................................
296,357
Utilities ...................................................................................
42,108
Preferred Stocks
Technology ..............................................................................
5,796
Short-Term Investments ................................................................
35,663
Other Securities ...........................................................................
11,800
Total Investments .................................................................... 1,311,417

Russell Investment Company
Global Equity Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 143
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 2,380
Variation margin on futures contracts* 9,188 —
Total
$ 9,188 $ 2,380
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 2,590 $ —
Unrealized depreciation on foreign currency exchange contracts — 463
Total
$ 2,590 $ 463
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 21,796 $ —
Foreign currency exchange contracts — 2,034
Total
$ 21,796 $ 2,034
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 5,548 $ —
Foreign currency exchange contracts — 1,683
Total
$ 5,548 $ 1,683
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
144 Global Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 11,111 $ — $ 11,111
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,380 — 2,380
Total Financial and Derivative Assets
13,491 — 13,491
Financial and Derivative Assets not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Assets subject to a netting agreement
$ 13,488 $ — $ 13,488
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 652 $ 21 $ 628 $ 3
Bank of Montreal
429 55 — 374
Bank of New York
414 45 — 369
Barclays
1,166 — 1,166 —
Citigroup
7,849 — 7,849 —
Credit Suisse
897 — 897 —
JPMorgan Chase
413 48 — 365
National Bank of Canada
571 — 571 —
Royal Bank of Canada
502 47 — 455
Standard Chartered
414 49 — 365
State Street
181 181 — —
Total
$ 13,488 $ 446 $ 11,111 $ 1,931

Russell Investment Company
Global Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 145
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 463 $ — $ 463
Total Financial and Derivative Liabilities
463 — 463
Financial and Derivative Liabilities not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 460 $ — $ 460
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 21 $ 21 $ — $ —
Bank of Montreal 55 55 — —
Bank of New York 45 45 — —
JPMorgan Chase 48 48 — —
Royal Bank of Canada 47 47 — —
Standard Chartered 49 49 — —
State Street 195 181 — 14
Total
$ 460 $ 446 $ — $ 14
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
146 Global Equity Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,079,392
Investments, at fair value(*)(>) ......................................................................................................................................................
1,311,417
Foreign currency holdings(^) ......................................................................................................................................................... 2,910
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2,380
Receivables:
Dividends and interest ....................................................................................................................................................... 1,906
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 14,852
Foreign capital gains taxes recoverable ............................................................................................................................. 1,746
From broker(a) ................................................................................................................................................................... 19,854
Variation margin on futures contracts ................................................................................................................................. 6,608
Total assets .................................................................................................................................................
1,361,675
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 5,819
Fund shares redeemed ....................................................................................................................................................... 881
Accrued fees to affiliates .................................................................................................................................................... 895
Other accrued expenses ..................................................................................................................................................... 198
Deferred capital gains tax liability ..................................................................................................................................... 7
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 463
Payable upon return of securities loaned ....................................................................................................................................... 11,800
Total liabilities .............................................................................................................................................
20,063
Net Assets ............................................................................................................................................................
$ 1,341,612

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 147
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 305,690
Shares of beneficial interest ...........................................................................................................................................................
1,372
Additional paid-in capital ..............................................................................................................................................................
1,034,550
Net Assets ............................................................................................................................................................
$ 1,341,612
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.69
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.28
Class A — Net assets ............................................................................................................................................................. $ 9,215,698
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 951,302
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.45
Class C — Net assets ............................................................................................................................................................. $ 4,097,715
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 433,710
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.82
Class M — Net assets ............................................................................................................................................................ $ 7,716,781
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 785,460
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.83
Class S — Net assets ............................................................................................................................................................. $ 117,788,710
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 11,988,111
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.77
Class Y — Net assets ............................................................................................................................................................. $ 1,202,792,945
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 123,050,973
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,927
(*)     Securities on loan included in investments $ 11,111
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 47,463
(a)     Receivable from Broker for Futures $ 19,854
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
148 Global Equity Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 20,934
Dividends from affiliated funds ......................................................................................................................................... 18
Securities lending income (net) ......................................................................................................................................... 78
Less foreign taxes withheld ............................................................................................................................................... (1,789)
Total investment income ...............................................................................................................................................................
19,241
Expenses
Advisory fees .................................................................................................................................................................... 9,553
Administrative fees ........................................................................................................................................................... 487
Custodian fees ................................................................................................................................................................... 184
Distribution fees - Class A ................................................................................................................................................ 22
Distribution fees - Class C ................................................................................................................................................ 31
Transfer agent fees - Class A ............................................................................................................................................ 18
Transfer agent fees - Class C ............................................................................................................................................. 8
Transfer agent fees - Class M ............................................................................................................................................ 17
Transfer agent fees - Class S ............................................................................................................................................. 240
Transfer agent fees - Class Y ............................................................................................................................................ 38
Professional fees ............................................................................................................................................................... 106
Registration fees ............................................................................................................................................................... 79
Shareholder servicing fees - Class C ................................................................................................................................. 10
Trustees’ fees .................................................................................................................................................................... 40
Printing fees ...................................................................................................................................................................... 24
Proxy fees ......................................................................................................................................................................... 59
Miscellaneous ................................................................................................................................................................... 21
Expenses before reductions .............................................................................................................................................. 10,937
Expense reductions ........................................................................................................................................................... (2,331)
Net expenses .................................................................................................................................................................................
8,606
Net investment income (loss) ........................................................................................................................................................
10,635
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 46,213
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 21,796
Foreign currency exchange contracts ................................................................................................................................ 2,034
Foreign currency-related transactions ............................................................................................................................... (1,191)
Net realized gain (loss) ..................................................................................................................................................................
68,851
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 175,709
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 5,548
Foreign currency exchange contracts ................................................................................................................................ 1,683
Foreign currency-related transactions ............................................................................................................................... (25)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 182,916
Net realized and unrealized gain (loss) ......................................................................................................................................... 251,767
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 262,402

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 149
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 10, 6 3 5 $ 6,711
Net realized gain (loss) ...................................................................................................................... 68, 851 253,421
Net change in unrealized appreciation (depreciation) ....................................................................... 182,916 (242,936)
Net increase (decrease) in net assets from operations ............................................................................. 262,402 17,196
Distributions
To shareholders
Class A .......................................................................................................................................... (1,984) (1,150)
Class C .......................................................................................................................................... (967) (712)
Class E (1) ..................................................................................................................................... — (39)
Class M ......................................................................................................................................... (2,137) (1,407)
Class S ........................................................................................................................................... (29,432) (29,152)
Class Y .......................................................................................................................................... (114,495) (73,556)
Net decrease in net assets from distributions .......................................................................................... (149,015) (106,016)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 652,198 (787,907)
Total Net Increase (Decrease) in Net Assets ..........................................................................
765,585 (876,727)
Net Assets
Beginning of period .................................................................................................................................
576,027 1,452,754
End of period ..........................................................................................................................................
$ 1,341,612 $ 576,027

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
150 Global Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 58 $ 527 55 $ 499
Proceeds from reinvestment of distributions 246 1,978 124 1,149
Payments for shares redeemed (187) (1,664) (368) (3,406)
Net increase (decrease)
117 841 (189) (1,758)
Class C
Proceeds from shares sold 27 241 14 118
Proceeds from reinvestment of distributions 122 967 78 710
Payments for shares redeemed (152) (1,330) (277) (2,341)
Net increase (decrease)
(3) (122) (185) (1,513)
Class E (1)
Proceeds from shares sold — — 1 8
Proceeds from reinvestment of distributions — — 4 39
Payments for shares redeemed — — (49) (441)
Net increase (decrease)
— — (44) (394)
Class M
Proceeds from shares sold 90 828 226 2,045
Proceeds from reinvestment of distributions 262 2,137 151 1,407
Payments for shares redeemed (473) (4,299) (11,215) (113,669)
Net increase (decrease)
(121) (1,334) (10,838) (110,217)
Class S
Proceeds from shares sold 926 8,412 1,299 11,342
Proceeds from reinvestment of distributions 3,490 28,474 3,031 28,280
Payments for shares redeemed (5,668) (51,707) (55,090) (542,938)
Net increase (decrease)
(1,252) (14,821) (50,760) (503,316)
Class Y
Proceeds from shares sold 80,445 742,533 3,345 28,479
Proceeds from reinvestment of distributions 14,135 114,495 7,926 73,556
Payments for shares redeemed (20,377) (189,394) (29,550) (272,744)
Net increase (decrease)
74,203 667,634 (18,279) (170,709)
Total increase (decrease)
72,944 $ 652,198 (80, 295 ) $ (787, 907 )
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Global Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
152 Global Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 8.89 .05 3.18 3.23 (.07) (2.36)
October 31, 2020 9.98 .05 .14 .19 (. 41 ) (.87)
October 31, 2019 10.44 .13 .73 .86 (.10) (1.22)
October 31, 2018 11.81 .06 (.02) .04 (.06) (1.35)
October 31, 2017 10.35 .06 2.21 2.27 (.12) (.69)
Class C
October 31, 2021 8.72 (.02) 3.11 3.09 — (2.36)
October 31, 2020 9.80 (.02) .15 .13 (.34) (.87)
October 31, 2019 10.25 .06 .72 .78 (.01) (1.22)
October 31, 2018 11.64 (.02) (.02) (.04) — (1.35)
October 31, 2017 10.21 (.02) 2.18 2.16 (.04) (.69)
Class M
October 31, 2021 8.99 .08 3.21 3.29 (.10) (2.36)
October 31, 2020 10.03 .09 .14 .23 (.40) (.87)
October 31, 2019 10.50 .16 .73 .89 (.14) (1.22)
October 31, 2018 11.88 .10 (.02) .08 (.11) (1.35)
October 31, 2017(3) 10.64 .04 1.20 1.24 — —
Class S
October 31, 2021 8.99 .07 3.22 3.29 (.09) (2.36)
October 31, 2020 10.05 .07 .15 .22 (.41) (.87)
October 31, 2019 10.51 .16 .73 .89 (.13) (1.22)
October 31, 2018 11.87 .09 (.02) .07 (.08) (1.35)
October 31, 2017 10.40 .09 2.22 2.31 (.15) (.69)
Class Y
October 31, 2021 8.96 .10 3.18 3.28 (.11) (2.36)
October 31, 2020 10.06 .09 .15 .24 (.47) (.87)
October 31, 2019 10.52 .17 .74 .91 (.15) (1.22)
October 31, 2018 11.90 .11 (.03) .08 (.11) (1.35)
October 31, 2017 10.42 .11 2.23 2.34 (.17) (.69)

See accompanying notes which are an integral part of the financial statements.
Global Equity Fund 153
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(2.43) 9.69 41.83 9,215 1.50 1.27 .57 49
(1.28) 8.89 1.44 7,422 1.55 1.36 .56 77
(1.32) 9.98 10.57 10,217 1.48 1.44 1.39 53
(1.41) 10.44 .01 13,032 1.50 1.48 .52 60
(.81) 11.81 23.41 13,331 1.49 1.49 .58 90
(2.36) 9.45 40.73 4,098 2.25 2.02 (.19) 49
(1.21) 8.72 .75 3,805 2.30 2.11 (.18) 77
(1.23) 9.80 9.71 6,091 2.23 2.19 .65 53
(1.35) 10.25 (.73) 7,417 2.24 2.23 (.23) 60
(.73) 11.64 22.47 10,011 2.24 2.24 (.15) 90
(2.46) 9.82 42.21 7,717 1.25 .92 .90 49
(1.27) 8.99 1.84 8,150 1.27 1.01 .97 77
(1.36) 10.03 10.90 117,840 1.25 1.10 1.66 53
(1.46) 10.50 .37 51,267 1.24 1.13 .90 60
— 11.88 11.65 61,922 1.24 1.14 .57 90
(2.45) 9.83 42.12 117,789 1.25 1.02 .81 49
(1.28) 8.99 1.73 118,994 1.29 1.11 .81 77
(1.35) 10.05 10.83 643,089 1.23 1.19 1.64 53
(1.43) 10.51 .28 901,342 1.24 1.23 .79 60
(.84) 11.87 23.74 1,184,587 1.24 1.24 .87 90
(2.47) 9.77 42.30 1,202,793 1.04 .82 1.10 49
(1.34) 8.96 1.90 437,655 1.10 .91 1.01 77
(1.37) 10.06 11.15 675,073 1.04 1.00 1.83 53
(1.46) 10.52 .39 739,946 1.05 1.03 .98 60
(.86) 11.90 24.05 908,284 1.04 1.04 .99 90

Russell Investment Company
Global Equity Fund
See accompanying notes which are an integral part of the financial statements.
154 Global Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 804,982
Administration fees 53,913
Distribution fees 4,488
Shareholder servicing fees 855
Transfer agent fees 27,022
Trustee fees 4,024
$ 895,284
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,808 $ 94,942 $ 84,950 $ — $ — $ 11,800 $ 1 $ —
U.S. Cash Management Fund 13,308 1,071,666 1,049,311 (1) 1 35,663 18 —
$ 15,116 $ 1,166,608 $ 1,134,261 $ (1) $ 1 $ 47,463 $ 19 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,090,555,596 $ 248,132,425 $ (29,039,219) $ 219,093,206 $ 51,293,622 $ 35,269,031
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 13,421,399 $ 135,593,943 $ — $ 36,260,189 $ 69,755,929 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
156 Emerging Markets Fund
Emerging Markets Fund
-
Class A
‡
Total
Return
1 Year 13 .79%
5 Years 6 .30%§
10 Years 3 .47%§
Emerging Markets Fund
-
Class C
Total
Return
1 Year 19 .79%
5 Years 6 .76%§
10 Years 3 .31%§
Emerging Markets Fund
-
Class M
‡‡
Total
Return
1 Year 21 .16%
5 Years 7 .94%§
10 Years 4 .39%§
Emerging Markets Fund
-
Class R6
‡‡‡
Total
Return
1 Year 21 .18%
5 Years 8 .00%§
10 Years 4 .52%§
Emerging Markets Fund
-
Class S
Total
Return
1 Year 21.01%
5 Years 7.83%§
10 Years 4.34%§
Emerging Markets Fund
-
Class Y
Total
Return
1 Year 21.23%
5 Years 8.03%§
10 Years 4.54%§
MSCI Emerging Markets Index (Net)**
Total
Return
1 Year 16 .96%
5 Years 9 .39%§
10 Years 4 .88%§
Emerging Markets Linked Benchmark***
Total
Return
1 Year 16 .96%
5 Years 9 .27%§
10 Years 5 .29%§

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Emerging Markets Fund 157
The Emerging Markets Fund (the “Fund”) employs a multi-
manager approach whereby Russell Investment Management,
LLC (“RIM”) manages a portion of the Fund’s assets based upon model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2021, the Fund had six money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class R6, Class S and Class Y
Shares gained 20.76%, 19.79%, 21.16%, 21.18%, 21.01% and
21.23%, respectively. This is compared to the Fund’s benchmark, the MSCI Emerging Markets Index (Net), which gained 16.96%
during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Diversified Emerging Markets
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
20.82%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
During the fiscal year, emerging market (“EM”) equities were
up. Performance was particularly strong in the last two months of 2020 and has been roughly flat in aggregate through October
31, 2021. The largest market (China) severely underperformed, driven by the regulatory reforms taking place there. The large
Chinese internet-related companies have been under intense
regulatory scrutiny and have underperformed by a wide margin.
Most other EM countries outperformed the Fund’s benchmark
during the fiscal year. Energy exporting economies like Russia and
Saudi Arabia were amongst the strongest performing countries.
Large markets such as India, Taiwan and Korea also outperformed the Fund’s benchmark along with a long list of smaller markets across Europe, the Middle East and Africa, South America and
Asia. Frontier markets also generally outperformed the Fund’s benchmark.
From a sector point of view, the energy and materials sectors were the strongest performing sectors, including as a result of the rally in the underlying natural resource prices. Financials and information technology sectors also outperformed, including due to the strength in banks and semiconductor stocks. Consumer
discretionary was the weakest sector, including due to the severe drawdown experienced by many of the large Chinese internet
platforms.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund’s benchmark relative tilt towards small and midcap
companies contributed to performance, as mega-cap internet
names significantly underperformed the wider market. The
Fund’s tilt towards value also contributed to performance as did the momentum tilt. The Fund’s underweight to consumer
discretionary (most notably internet retail) and stock selection within this sector contributed to performance. The overweight to financials (particularly banks) and underweight to communication services also contributed, as did the stock selection in the utilities sector. From a country perspective, the Fund’s out-of-benchmark allocation in frontier markets like Vietnam and Kazakhstan and underweight to China contributed to performance, whereas the underweight to Saudi Arabia detracted. The Fund benefited from strong stock selection within China, Brazil and Korea.
With respect to certain of the Fund’s money managers,
AllianceBernstein, L.P. (“Alliance Bernstein”) outperformed the
Fund’s benchmark. Alliance Bernstein’s emphasis on value stocks contributed significantly to performance. The large underweight in China, including sizeable underweights in the Chinese internet platforms, also contributed strongly. The overweight and stock selection in Korea and off benchmark exposure in Vietnam also contributed. From a sector perspective, Alliance Bernstein’s overweight financials, and underweight consumer discretionary and communication services sectors, also contributed to
performance.
Neuberger Berman Investment Advisors, LLC (“Neuberger”)
outperformed the Fund’s benchmark. Neuberger’s focus on growth at a reasonable price with a tilt towards quality detracted from performance in a market dominated by value and smaller cap
companies. However, Neuberger’s stock selection, in particular their decision to remain underweight in many of the large
Chinese internet names, was beneficial. Stock selection within

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
158 Emerging Markets Fund
the financials and utilities sectors also contributed positively to performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM managed a positioning strategy
designed to manage Fund-level exposures, including style, factor, currency and country, through the direct purchase of emerging markets stocks. Using the output from quantitative and/or rules-
based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. Over the fiscal year, the strategy sought stocks that were cheaper than their historic averages as well as stocks that displayed less volatility than the market. The strategy also sought to offset some of the structural benchmark relative country tilts, driven by the allocation to
Consilium Investment Management, LLC, a frontier markets
specialist. During the fiscal year, the positioning strategy outperformed the Fund’s benchmark. The positioning strategy’s tilt towards value contributed in an environment favoring low valuation stocks. The strategy’s underweight to Saudi Arabia detracted, while overweights in India and Taiwan contributed.
The sector tilt towards financials and energy, and away from expensive consumer discretionary names, also contributed.
In addition to its positioning strategy, RIM utilized index futures and currency forwards to seek to position the portfolio to meet RIM’s overall preferred positioning. Long futures positions in China detracted, while long positions in Korea and Taiwan contributed.
These positions were established in an effort to mitigate some of the Fund’s structural underweight to these markets. Overall, these positions detracted from Fund performance.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
AllianceBernstein L.P. Value
Axiom Investors LLC Growth
Consilium Investment Management, LLC Market Oriented
Neuberger Berman Investment Advisers
LLC Growth
Numeric Investors LLC Market Oriented
Oaktree Fund Advisors, LLC (formerly,
Oaktree Capital Management, L.P.) Market Oriented

Russell Investment Company
Emerging Markets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Emerging Markets Fund 159
* Assumes initial investment on November 1, 2011.
** The MSCI Emerging Markets Index (Net) is a free float‐adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The index consists of 24 emerging market country indexes.
*** The Emerging Markets Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Emerging Markets Linked Benchmark represents the returns of the Russell Emerging Markets Index
(net of tax on dividends from foreign holdings) through December 31, 2017, and the returns of the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016. The returns shown for Class R6 Shares prior to the date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
160 Emerging Markets Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 965.50 $ 1,018.20
Expenses Paid During Period* $ 6.89 $ 7.07
* Expenses are equal to the Fund's annualized expense ratio of 1.39%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 961.70 $ 1,0 14 . 4 2
Expenses Paid During Period* $ 10.58 $ 10.87
* Expenses are equal to the Fund's annualized expense ratio of 2.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 967.00 $ 1,01 9 . 96
Expenses Paid During Period* $ 5.16 $ 5.30
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
Emerging Markets Fund 161
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 967.10 $ 1 , 02 0. 37
Expenses Paid During Period* $ 4.76 $ 4.89
* Expenses are equal to the Fund's annualized expense ratio of .96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 966.60 $ 1,019 . 41
Expenses Paid During Period* $ 5.70 $ 5.85
* Expenses are equal to the Fund's annualized expense ratio of 1.15%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period) May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 967.50 $ 1,020 . 47
Expenses Paid During Period* $ 4.66 $ 4.79
* Expenses are equal to the Fund's annualized expense ratio of .94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
162 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.5%
Argentina - 0.3%
Globant SA(Æ) 10,465 3,340
Bangladesh - 0.5%
BRAC Bank, Ltd. 3,316,063 1,796
GrameenPhone , Ltd. 660,948 2,743
Square Pharmaceuticals, Ltd. 790,995 2,010
6,549
Brazil - 3.0%
Afya , Ltd. Class A(Æ) 87,965 1,535
Atacadao SA 630,000 1,857
Azul SA - ADR(Æ)(Ñ) 142,196 1,881
B3 SA - Brasil Bolsa Balcao 1,389,489 2,932
Banco BTG Pactual SA(Æ) 167,300 668
Banco do Brasil SA 211,500 1,068
BB Seguridade Participacoes SA 221,500 867
Caixa Seguridade Participacoes SA(Æ) 141,496 219
Cia Siderurgica Nacional SA 79,200 320
CPFL Energia SA 73,100 341
CSN Mineracao SA 1,560,000 1,457
Energisa SA 30,700 216
Equatorial Energia SA 135,900 551
Hapvida Participacoes e Investimentos
SA(Þ) 125,000 256
JBS SA 677,000 4,684
Localiza Rent a Car SA 68,300 548
Marfrig Global Foods SA 141,700 665
Minerva SA 719,500 1,242
Natura & Co. Holding SA(Æ) 143,900 992
Notre Dame Intermedica Participacoes
SA 16,400 186
Pagseguro Digital, Ltd. Class A(Æ) 35,740 1,294
Petroleo Brasileiro SA 132,500 650
Petroleo Brasileiro SA - ADR 51,713 497
Telefonica Brasil , SA 73,100 590
Vale SA 444,200 5,635
Vale SA Class B - ADR 201,926 2,571
Vibra Energia SA(Æ) 383,700 1,426
WEG SA 592,100 3,882
39,030
Canada - 0.8%
First Quantum Minerals, Ltd. 153,630 3,637
Ivanhoe Mines, Ltd. Class A(Æ) 347,073 2,723
Parex Resources, Inc. 177,582 3,448
9,808
Cayman Islands - 0.4%
Bosideng International Holdings, Ltd. 564,000 437
Dlocal , Ltd.(Æ) 18,387 892
SITC International Holdings Co., Ltd. 111,000 377
Tongcheng-Elong Holdings, Ltd.(Æ) 882,000 1,973
Xiaomi Corp. Class B(Æ)(Þ) 109,600 302
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
XP, Inc.(Æ) 20,484 671
4,652
Chile - 0.0%
Cencosud SA 202,640 296
China - 24.9%
3SBio, Inc. Class A(Æ)(Þ) 781,000 714
Agricultural Bank of China, Ltd. Class H 17,870,000 6,075
Airtac International Group 15,000 450
Alibaba Group Holding, Ltd.(Æ) 745,900 15,432
Alibaba Group Holding, Ltd. - ADR(Æ) 72,782 12,005
A-Living Smart City Services Co., Ltd.
Class H(Þ) 690,500 2,304
Aluminum Corp. of China, Ltd. Class
H(Æ) 4,466,000 2,671
Anhui Conch Cement Co., Ltd. Class H 698,235 3,467
Anta Sports Products, Ltd. 74,000 1,154
Autohome , Inc. - ADR 6,570 259
BAIC Motor Corp., Ltd. Class H(Þ) 1,000,000 332
Baidu, Inc. - ADR(Æ) 29,891 4,850
Bank of China, Ltd. Class H 12,133,000 4,282
Bank of Communications Co., Ltd. Class
H 2,702,000 1,612
Baoshan Iron & Steel Co., Ltd. Class A 2,313,400 2,583
Beijing Sinnet Technology Co., Ltd.
Class A 196,637 407
BYD Co., Ltd. Class A 36,800 1,785
BYD Co., Ltd. Class H 26,000 995
Centre Testing International Group Co.,
Ltd. Class A 205,200 885
China CITIC Bank Corp., Ltd. Class H 4,769,000 2,094
China Coal Energy Co., Ltd. Class H 510,000 310
China Conch Venture Holdings, Ltd. 245,000 1,196
China Construction Bank Corp. Class H 22,910,554 15,621
China Datang Corp. Renewable Power
Co., Ltd. Class H 4,797,000 2,036
China Feihe , Ltd.(Þ) 58,000 97
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Gas Holdings, Ltd. 308,600 771
China Hongqiao Group, Ltd. 2,189,500 2,428
China International Capital Corp., Ltd.
Class H(Þ) 165,200 410
China Life Insurance Co., Ltd. Class H 664,000 1,155
China Longyuan Power Group Corp.,
Ltd. Class H 4,108,057 9,577
China Medical System Holdings, Ltd. 468,000 797
China Merchants Bank Co., Ltd. Class A 118,300 992
China Merchants Bank Co., Ltd. Class H 884,352 7,468
China National Building Material Co.,
Ltd. Class H 1,074,000 1,347
China Overseas Land & Investment, Ltd. 467,000 1,029
China Pacific Insurance Group Co., Ltd.
Class H 297,400 919
China Petroleum & Chemical Corp.
Class H 4,976,000 2,421
China Resources Gas Group, Ltd. 102,000 549

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Resources Land, Ltd. 724,000 2,814
China Resources Pharmaceutical Group,
Ltd.(Þ) 648,500 313
China Shenhua Energy Co., Ltd. Class H 1,179,594 2,538
China Taiping Insurance Holdings Co.,
Ltd. 239,800 367
China Tourism Group Duty Free Corp.,
Ltd. Class A 21,200 886
China Tower Corp., Ltd. Class H(Þ) 4,496,000 583
China Vanke Co., Ltd. Class H 194,300 454
China Yangtze Power Co., Ltd. Class A 764,600 2,542
China Yongda Automobiles Services
Holdings, Ltd. 825,000 1,317
China Youran Dairy Group, Ltd.(Æ)(Þ) 1,251,000 728
Chinasoft International, Ltd.(Æ) 654,000 1,101
Chongqing Brewery Co., Ltd. Class A(Æ) 38,400 907
CIFI Holdings Group Co., Ltd. 3,622,000 2,006
CITIC Securities Co., Ltd. Class H 243,500 619
CITIC, Ltd. 1,047,000 1,054
Contemporary Amperex Technology Co.,
Ltd. Class A 86,260 8,590
COSCO SHIPPING Holdings Co., Ltd.
Class A(Æ) 331,500 861
COSCO SHIPPING Holdings Co., Ltd.
Class H(Æ) 394,000 614
Country Garden Services Holdings Co.,
Ltd. 256,000 1,982
CSPC Pharmaceutical Group, Ltd. 1,595,000 1,671
Daqo New Energy Corp. - ADR(Æ) 11,367 884
Dongfeng Motor Group Co., Ltd. Class H 2,176,000 2,035
Fosun International, Ltd. 323,000 380
FuJian Green Pine Co., Ltd Class A 512,718 793
Ganfeng Lithium Co., Ltd. Class H(Þ) 74,200 1,400
Guangzhou Automobile Group Co., Ltd.
Class H 2,914,435 2,761
Haier Smart Home Co., Ltd. Class H 203,800 761
Haitian International Holdings, Ltd. 144,000 422
Hengan International Group Co., Ltd. 74,000 387
Hengli Petrochemical Co., Ltd. Class A 419,380 1,452
Humanwell Healthcare (Group) Co., Ltd.
Class A 121,200 398
Industrial & Commercial Bank of China,
Ltd. Class H 5,246,401 2,877
Industrial Bank Co., Ltd. Class A 1,634,289 4,737
JD Logistics, Inc.(Æ)(Þ) 1,041,100 4,130
JD.com, Inc. - ADR(Æ) 15,345 1,201
JD.com, Inc. Class A(Æ) 150,000 5,891
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 2,115,200 2,396
Jiangsu Expressway Co., Ltd. Class H 337,060 319
JiuGui Liquor Co., Ltd. Class A 5,400 181
Joinn Laboratories China Co., Ltd. Class
A 27,860 697
JOYY, Inc.(Æ)(Ñ) 7,626 384
JW (Cayman) Therapeutics Co., Ltd(Æ)
(Ñ)(Þ) 359,000 663
Kweichow Moutai Co., Ltd. Class A 11,463 3,281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Legend Holdings Corp. Class H(Þ) 216,000 381
Lenovo Group, Ltd. 1,630,000 1,780
Li Ning Co., Ltd. 446,000 4,977
Longfor Group Holdings, Ltd.(Þ) 861,500 4,177
LONGi Green Energy Technology Co.,
Ltd. Class A 111,040 1,691
Maccura Biotechnology Co., Ltd. Class A 87,623 380
Meituan Class B(Æ)(Þ) 123,400 4,305
Midea Real Estate Holding, Ltd.(Þ) 520,000 896
MMG, Ltd.(Æ) 3,287,000 1,515
Montage Technology Co., Ltd. Class A 171,487 1,743
Muyuan Foods Co., Ltd. Class A 45,780 410
NetEase , Inc. - ADR 14,022 1,368
NIO, Inc. - ADR(Æ) 8,660 341
PetroChina Co., Ltd. Class H 10,620,000 5,090
Pharmaron Beijing Co., Ltd. Class H(Þ) 104,400 2,280
PICC Property & Casualty Co., Ltd.
Class H 734,000 688
Pinduoduo , Inc. - ADR(Æ) 3,059 272
Ping An Bank Co., Ltd. Class A 870,500 2,638
Ping An Insurance Group Co. of China,
Ltd. Class A 376,100 2,903
Ping An Insurance Group Co. of China,
Ltd. Class H 466,000 3,356
Poly Developments and Holdings Group
Co., Ltd. Class A 248,000 485
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 1,045,000 763
Riyue Heavy Industry Co., Ltd. Class A 561,100 3,406
SAIC Motor Corp., Ltd. Class A 456,988 1,445
SF Holding, Ltd. Class A 39,400 397
Shaanxi Coal Industry Co., Ltd. Class A 845,510 1,650
Shanghai International Airport Co., Ltd.
Class A(Æ) 395,700 3,266
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,122,600 2,058
Shenzhen Inovance Technology Co., Ltd.
Class A 51,018 518
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A 54,500 3,188
Shenzhen Overseas Chinese Town Co.,
Ltd. Class A 283,600 277
Shimao Services Holdings, Ltd.(Þ) 773,000 1,468
Sinopharm Group Co., Ltd. Class H 153,600 367
Sinotruk Hong Kong, Ltd. 488,500 674
Sunac China Holdings, Ltd. 514,000 1,103
Suofeiya Home Collection Co., Ltd.
Class A 438,500 1,165
Tencent Holdings, Ltd. 512,280 31,806
Times Property Holdings, Ltd. 1,855,000 1,262
Topchoice Medical Corp. Class A(Æ) 15,318 573
Trip.com Group, Ltd. - ADR(Æ) 75,386 2,153
Tsingtao Brewery Co., Ltd. Class H 220,000 1,917
Vipshop Holdings, Ltd. - ADR 109,698 1,224
Wanhua Chemical Group Co., Ltd. Class
A 55,300 914
Weichai Power Co., Ltd. Class H 1,196,000 2,151

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
164 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wingtech Technology Co., Ltd. Class A 138,738 2,391
Wuliangye Yibin Co., Ltd. Class A 63,200 2,147
WuXi AppTec Co., Ltd. Class A 95,360 2,057
WuXi AppTec Co., Ltd. Class H(Þ) 255,783 5,501
WuXi Biologics (Cayman), Inc.(Æ)(Þ) 291,500 4,452
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A 100,600 1,284
Xianhe Co., Ltd. Class A 400,500 2,254
Xtep International Holdings, Ltd. 425,500 558
Yifeng Pharmacy Chain Co., Ltd. Class A 288,434 2,159
Yum China Holdings, Inc. 2,813 161
Zai Lab, Ltd. - ADR(Æ) 7,187 750
Zhejiang HangKe Technology, Inc. Co.
Class A 38,082 615
Zhongsheng Group Holdings, Ltd. 387,000 3,495
Zijin Mining Group Co., Ltd. Class H 1,544,000 2,168
319,269
Colombia - 0.1%
Bancolombia SA - ADR 35,323 1,269
Egypt - 0.4%
Cleopatra Hospital(Æ) 3,236,980 1,034
Commercial International Bank Egypt
SAE(Æ) 409,553 1,330
Commercial International Bank Egypt
SAE - GDR 3 —
Eastern Co. SAE 2,034,850 1,503
Edita Food Industries SAE 1,152,556 513
Fawry for Banking Technology and
Electronic Payment SAE(Æ) 723,348 693
5,073
France - 0.2%
LVMH Moet Hennessy Louis Vuitton
SE - ADR 747 586
Sartorius Stedim Biotech 1,054 582
Teleperformance - GDR 2,091 874
2,042
Georgia - 0.1%
Georgia Capital PLC(Æ) 95,645 790
Greece - 0.2%
Alpha Services and Holdings SA(Æ) 2,550,631 3,229
Guernsey - 0.3%
VinaCapital Vietnam Opportunity Fund,
Ltd. 507,354 3,578
Hong Kong - 2.5%
AIA Group, Ltd. 160,000 1,808
ASM Pacific Technology, Ltd. 101,700 1,104
Cathay Pacific Airways, Ltd.(Æ) 2,542,000 2,345
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Huishan Dairy Holdings Co.,
Ltd(Æ)(Š) 1,269,000 69
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
Galaxy Entertainment Group, Ltd.(Æ) 737,000 3,982
Geely Automobile Holdings, Ltd. 717,000 2,506
Hong Kong Exchanges & Clearing, Ltd. 10,600 643
Kingboard Holdings, Ltd. 505,500 2,217
Kunlun Energy Co., Ltd. 6,208,000 5,685
Nine Dragons Paper Holdings, Ltd. 1,919,000 2,420
Orient Overseas International, Ltd. 203,000 3,742
PAX Global Technology, Ltd.(Š) 612,000 425
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Shimao Group Holdings, Ltd. 942,500 1,479
Sun Art Retail Group, Ltd. 2,312,711 1,362
Techtronic Industries Co., Ltd. 53,000 1,089
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 1,462,500 1,025
31,901
Hungary - 0.6%
OTP Bank PLC(Æ) 130,967 7,861
India - 11.1%
ACC, Ltd. 86,485 2,702
Apollo Hospitals Enterprise, Ltd. 34,651 1,975
Asian Paints, Ltd. 67,527 2,799
AU Small Finance Bank, Ltd.(Æ)(Þ) 53,431 869
Aurobindo Pharma, Ltd. 35,705 330
Axis Bank, Ltd.(Æ) 258,784 2,572
Bajaj Finance, Ltd. 25,144 2,498
Balrampur Chini Mills, Ltd. Class A 150,203 658
Bharat Electronics, Ltd. 465,850 1,290
Bharat Petroleum Corp., Ltd. 111,588 623
Bharti Airtel, Ltd.(Æ) 319,081 2,927
Britannia Industries, Ltd. 10,539 518
Chambal Fertilizers & Chemicals, Ltd. 107,229 531
Divi's Laboratories, Ltd. 42,549 2,930
Dr Reddy's Laboratories, Ltd. 11,889 740
Escorts, Ltd. 85,169 1,789
GAIL India, Ltd. 1,667,104 3,324
Glenmark Life Sciences, Ltd.(Æ) 74,537 631
Godrej Consumer Products, Ltd. 42,663 547
Graphite India, Ltd. 41,726 299
Grasim Industries, Ltd. 39,910 919
HCL Technologies, Ltd. 126,243 1,934
HDFC Bank, Ltd. 243,842 5,173
Hero MotoCorp, Ltd. 18,158 646
Hindalco Industries, Ltd. 518,866 3,210
Housing Development Finance Corp.,
Ltd. 96,954 3,693
ICICI Bank, Ltd. 1,170,728 12,574
Indian Energy Exchange, Ltd.(Þ) 53,453 508
IndusInd Bank, Ltd. 203,437 3,111
Infosys, Ltd. 324,506 7,262

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infosys, Ltd. - ADR 251,500 5,603
JSW Steel, Ltd. 150,956 1,352
Larsen & Toubro, Ltd. 305,950 7,238
Mahindra & Mahindra, Ltd. 115,017 1,362
Maruti Suzuki India, Ltd. 19,396 1,940
Mindtree , Ltd. 25,735 1,548
Motherson Sumi Systems, Ltd. 350,603 1,049
NTPC, Ltd. 411,044 730
Oil & Natural Gas Corp., Ltd. 243,924 488
Power Grid Corp. of India, Ltd. 1,864,861 4,602
Reliance Industries, Ltd. 430,025 13,317
Shriram Transport Finance Co., Ltd. 23,370 449
State Bank of India 1,467,090 9,837
Steel Authority of India, Ltd. 592,450 913
Sun Pharmaceutical Industries, Ltd. 59,200 629
Tata Consultancy Services, Ltd. 76,194 3,461
Tata Motors, Ltd.(Æ) 403,013 2,565
Tata Steel, Ltd. 253,652 4,487
Tech Mahindra, Ltd. 92,375 1,827
Titan Co., Ltd. 12,672 405
UltraTech Cement, Ltd. 31,577 3,222
United Breweries, Ltd. 74,725 1,656
United Phosphorus, Ltd. 70,330 696
Vedanta, Ltd. 675,164 2,721
Wipro, Ltd. 90,578 789
142,468
Indonesia - 1.7%
Astra International Tbk PT 7,248,300 3,087
Bank Central Asia Tbk PT 3,023,000 1,595
Bank Negara Indonesia Persero Tbk PT 10,468,900 5,157
Bank Rakyat Indonesia Persero Tbk PT 16,532,495 4,942
Bukalapak.com PT Tbk (Æ) 9,645,800 474
Indofood Sukses Makmur Tbk PT 1,171,500 525
Semen Indonesia Persero Tbk PT 3,316,081 2,135
Telkom Indonesia Persero Tbk PT 12,215,500 3,275
Vale Indonesia Tbk PT 1,322,800 454
21,644
Japan - 0.2%
Murata Manufacturing Co., Ltd. 27,200 2,070
Tokyo Electron, Ltd. 1,100 513
2,583
Jersey - 0.3%
Polymetal International PLC 94,278 1,749
WNS Holdings, Ltd. - ADR(Æ) 18,150 1,612
3,361
Kazakhstan - 0.9%
Halyk Savings Bank of Kazakhstan JSC
- GDR 135,175 2,434
Kaspi.KZ JSC - GDR 62,344 9,035
11,469
Kenya - 0.4%
Equity Group Holdings, Ltd.(Æ) 6,663,100 2,977
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Safaricom PLC 6,865,000 2,637
5,614
Kuwait - 0.1%
Agility Public Warehousing Co. 212,366 706
Mobile Telecommunications Co. KSCP 147,620 292
998
Luxembourg - 0.2%
Adecoagro SA(Æ) 118,337 1,037
InPost SA(Æ) 92,470 1,319
2,356
Mexico - 1.6%
Arca Continental SAB de CV 62,000 378
Cemex SAB de CV(Æ) 2,319,900 1,492
Cemex SAB de CV - ADR(Æ) 441,467 2,839
Fibra Uno Administracion SA de CV(ö) 385,300 383
Fomento Economico Mexicano SAB de
CV 214,875 1,767
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ) 142,200 858
Grupo Aeroportuario del Sureste SAB de
CV Class B 19,140 386
Grupo Cementos de Chihuahua SAB
de CV 150,060 1,116
Grupo Financiero Banorte SAB de CV
Class O 1,057,284 6,693
Grupo Mexico SAB de CV 203,800 894
Industrias Bachoco SAB de CV 303,100 1,075
Wal-Mart de Mexico SAB de CV 651,820 2,274
20,155
Morocco - 0.4%
Attijariwafa Bank SA(Æ) 13,824 745
Label Vie 7,009 3,602
Maroc Telecom - ADR 68,706 1,083
5,430
Netherlands - 0.1%
ASML Holding NV 2,189 1,783
Nigeria - 0.3%
Guaranty Trust Holding Co. PLC 48,905,697 3,387
Panama - 0.0%
Copa Holdings SA Class A(Æ) 10,224 756
Peru - 0.1%
Credicorp , Ltd. 7,665 994
Philippines - 1.0%
Ayala Corp. 65,720 1,125
Ayala Land, Inc. 3,311,500 2,310
Bank of the Philippine Islands 1,122,940 1,937
Converge ICT Solutions, Inc.(Æ) 4,157,500 2,629
Jollibee Foods Corp. 88,460 412
Megaworld Corp. 19,599,000 1,191

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
166 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Metro Pacific Investments Corp. 5,961,000 443
Metropolitan Bank & Trust Co. - ADR 2,621,000 2,481
12,528
Poland - 1.2%
Allegro.eu SA(Æ)(Þ) 123,035 1,392
Bank Polska Kasa Opieki SA 196,126 6,470
Dino Polska SA(Æ)(Þ) 52,592 4,699
KGHM Polska Miedz SA 70,919 2,732
Powszechny Zaklad Ubezpieczen SA 41,250 413
15,706
Romania - 0.5%
Banca Transilvania SA 4,696,826 2,754
Fondul Proprietatea SA 8,496,600 3,315
6,069
Russia - 5.1%
Fix Price Group, Ltd. - GDR 148,958 1,298
Gazprom PJSC 389,552 1,923
Gazprom PJSC - ADR 572,423 5,627
Lukoil PJSC 141,311 14,428
Lukoil PJSC - ADR 57,349 5,839
Novatek PJSC - GDR 2,455 624
Novolipetsk Steel PJSC - GDR 30,405 962
Rosneft Oil Co. PJSC 118,810 1,067
Sberbank of Russia PJSC 1,977,673 9,946
Sberbank of Russia PJSC - ADR 585,458 11,741
Surgutneftegas PJSC - ADR 4 86 , 973 2,490
Tatneft PJSC - ADR 23,610 1,082
X5 Retail Group NV - GDR 118,891 4,052
Yandex NV Class A(Æ) 51,106 4,234
65,313
Saudi Arabia - 1.2%
Al Rajhi Bank 85,701 3,167
Leejam Sports Co. 14,485 439
National Commercial Bank 69,882 1,228
Sahara International Petro Chemical Co. 124,764 1,465
Saudi Basic Industries Corp. 122,938 4,233
Saudi Ceramic Co. 9,801 142
Saudi Kayan Petrochemical Co.(Æ) 294,924 1,602
United Electronics Co. 55,659 2,088
United International Transportation Co. 57,626 772
15,136
Singapore - 0.1%
DBS Group Holdings, Ltd. 34,783 811
Slovenia - 0.3%
Nova Ljubljanska Banka - GDR 196,574 3,392
South Africa - 1.6%
Absa Group, Ltd. 119,404 1,092
AngloGold Ashanti, Ltd. - ADR(Ñ) 237,621 4,392
Barloworld, Ltd. - ADR 178,276 1,498
Bid Corp., Ltd. 107,749 2,319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bidvest Group, Ltd. (The) 135,116 1,698
Capitec Bank Holdings, Ltd. 3,886 434
FirstRand, Ltd. 90,637 345
Impala Platinum Holdings, Ltd. 150,450 1,954
MTN Group, Ltd.(Æ) 185,412 1,667
Naspers, Ltd. Class N 18,193 3,095
Nedbank Group, Ltd. 47,767 545
Sasol, Ltd. - ADR(Æ) 41,357 695
Standard Bank Group, Ltd. 56,761 504
20,238
South Korea - 13.1%
Dentium Co., Ltd. 5,504 327
Hana Financial Group, Inc. 453,578 17,413
Hansol Chemical Co., Ltd. 7,203 2,038
Hanwha Solutions Corp.(Æ) 13,777 481
Hyundai Engineering & Construction
Co., Ltd. 9,000 390
Hyundai Glovis Co., Ltd. 2,830 408
Hyundai Home Shopping Network Corp. 6,267 377
Hyundai Mobis Co., Ltd. 9,570 2,073
Hyundai Motor Co. 38,945 6,971
Hyundai Steel Co. 13,082 500
Kakao Corp. 10,909 1,179
KakaoBank Corp.(Æ)(Ñ) 16,781 910
KB Financial Group, Inc. 302,515 14,577
Kia Corp. 166,718 12,194
Korea Electric Power Corp. 23,017 446
Korea Petrochemical Industries Co., Ltd. 7,219 1,148
Krafton , Inc.(Æ) 3,002 1,210
KT Corp. 14,284 374
KT&G Corp. 12,327 857
Kumho Petrochemical Co., Ltd. 4,855 718
LG Chem , Ltd. 7,184 5,148
LG Corp. Class H 9,136 715
LG Display Co., Ltd.(Æ)(Ñ) 25,501 431
LG Electronics, Inc. Class H 21,512 2,229
Lotte Chemical Corp. 4,936 952
NAVER Corp. 15,601 5,461
NCSoft Corp. 4,089 2,198
Orion Corp. 19,237 1,950
POSCO 26,751 6,763
Samsung Biologics Co., Ltd.(Æ)(Þ) 3,466 2,593
Samsung C&T Corp. 6,793 666
Samsung Electro-Mechanics Co., Ltd. 12,645 1,727
Samsung Electronics Co., Ltd. 705,837 42,287
Samsung Fire & Marine Insurance Co.,
Ltd. 2,822 558
Samsung Life Insurance Co., Ltd. 9,748 560
Samsung Securities Co., Ltd. 11,310 460
Shinhan Financial Group Co., Ltd. 127,525 4,159
SK Hynix, Inc. 166,896 14,766
SK IE Technology Co., Ltd.(Æ)(Þ) 2,459 352
SK Innovation Co., Ltd.(Æ) 3,978 828
SK Telecom Co., Ltd. 15,167 4,017
SK, Inc. 3,936 821
Soulbrain Co., Ltd. 3,799 853

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 167
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Woori Financial Group, Inc. 226,781 2,563
167,648
Sweden - 0.1%
Atlas Copco AB(Æ) 6,606 424
Epiroc AB Class A 31,127 773
1,197
Switzerland - 0.1%
Straumann Holding AG 497 1,035
Taiwan - 12.7%
Accton Technology Corp. 125,000 1,100
ASE Technology Holding Co., Ltd. 1,067,000 3,854
Asia Cement Corp. 324,000 515
Asustek Computer, Inc. 74,000 942
AU Optronics Corp. 2,634,000 1,825
Catcher Technology Co., Ltd. 78,000 453
Cathay Financial Holding Co., Ltd. 1,453,000 3,051
China Development Financial Holding
Corp. 1,630,000 836
China Steel Corp. Class H 1,280,000 1,556
Compal Electronics, Inc. 621,000 547
CTBC Financial Holding Co., Ltd. 2,760,200 2,309
Delta Electronics, Inc. 55,000 486
Eclat Textile Co., Ltd. 100,000 2,189
Far Eastern New Century Corp. 388,000 407
First Financial Holding Co., Ltd. 672,685 555
Formosa Chemicals & Fibre Corp. 350,000 1,017
Formosa Plastics Corp. 371,000 1,440
Fubon Financial Holding Co., Ltd. 1,828,300 4,850
Hon Hai Precision Industry Co., Ltd. 1,976,516 7,648
Innolux Corp. 1,614,000 973
International Games System Co., Ltd. 84,000 2,165
King Yuan Electronics Co., Ltd. 2,150,000 3,094
Lite-On Technology Corp. 256,107 566
Makalot Industrial Co., Ltd. 221,000 1,934
MediaTek , Inc. 236,000 7,802
momo.com, Inc. 9,000 583
Nan Ya Plastics Corp. 458,000 1,408
Nanya Technology Corp. 1,786,000 4,292
Nien Made Enterprise Co., Ltd. 61,000 841
Novatek Microelectronics Corp. 28,000 422
Parade Technologies, Ltd. 38,000 2,459
Pegatron Corp. 258,000 632
Powertech Technology, Inc. 127,000 447
Quanta Computer, Inc. 320,000 899
Realtek Semiconductor Corp. 183,000 3,309
RichWave Technology Corp. 144,200 1,499
SEA, Ltd. - ADR(Æ) 7,062 2,426
Silergy Corp. 19,000 3,137
Silicon Motion Technology Corp. - ADR 10,688 763
SinoPac Financial Holdings Co., Ltd. 1,790,755 913
Sitronix Technology Corp. 36,000 348
Taiwan Cement Corp. 521,724 906
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,560,000 54,175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 113,109 12,860
Tong Hsing Electronic Industries, Ltd. 230,000 2,204
Uni -President Enterprises Corp. 994,000 2,387
United Microelectronics Corp. 4,431,000 9,332
United Microelectronics Corp. - ADR(Ñ) 53,708 552
Yang Ming Marine Transport Corp.(Æ) 158,000 554
Yuanta Financial Holding Co., Ltd. 3,203,400 2,853
162,315
Thailand - 0.9%
Charoen Pokphand Foods PCL 4,232,400 3,226
Fabrinet (Æ) 13,920 1,336
Kasikornbank PCL 375,300 1,601
Ngern Tid Lor PCL(Æ) 1,207,100 1,283
PTT Exploration & Production PCL 620,500 2,189
PTT Global Chemical PCL 454,800 862
Thai Beverage PCL 2,702,900 1,425
11,922
Togo - 0.1%
Ecobank Transnational, Inc.(Æ) 41,250,753 887
Turkey - 0.2%
Eregli Demir ve Celik Fabrikalari TAS 652,000 1,335
Ford Otomotiv Sanayi AS 101,533 1,961
3,296
United Arab Emirates - 0.0%
Aldar Properties PJSC 479,538 528
United Kingdom - 0.5%
Anglo American PLC 52,858 2,002
Endava PLC - ADR(Æ) 5,204 825
Fresnillo PLC 193,532 2,288
TBC Bank Group PLC 80,831 1,737
6,852
United States - 1.0%
Danaher Corp. 1,302 406
EPAM Systems, Inc.(Æ) 608 409
Estee Lauder Cos., Inc. (The) Class A 3,573 1,159
Freeport-McMoRan, Inc. 94,054 3,548
MercadoLibre , Inc.(Æ) 866 1,283
Microsoft Corp. 4,893 1,623
NVIDIA Corp. 6,724 1,719
Samsonite International SA(Æ)(Þ) 176,700 381
TE Connectivity, Ltd. 6,428 938
Thoughtworks Holding, Inc.(Æ) 21,620 625
Visa, Inc. Class A 1,838 389
12,480
Vietnam - 3.1%
Asia Commercial Bank Joint Stock Bank 887,825 1,287
FPT Corp. 1,634,250 6,965
Ho Chi Minh City Development Joint
Stock Commercial Bank(Æ) 3,168,400 3,514

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
168 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Masan Group Corp. 664,100 4,401
Military Commercial Joint Stock
Bank(Æ) 2,611,908 3,275
Mobile World Investment Corp. 2,109,319 12,189
Vietnam Dairy Products JSC 599,200 2,389
Vincom Retail JSC(Æ) 4,096,000 5,620
39,640
Total Common Stocks
(cost $884,918) 1,208,678
Preferred Stocks - 1.9%
Brazil - 1.7%
Banco Bradesco SA
5.612% (Ÿ) 1,306,942 4,608
Bradespar SA
9.788% (Ÿ) 30,496 263
Gerdau SA
13.328% (Ÿ) 289,100 1,378
Itau Unibanco Holding SA
3.153% (Ÿ) 887,242 3,664
Itausa SA
3.115% (Ÿ) 365,246 663
Petroleo Brasileiro SA
8.886% (Ÿ) 1,852,800 8,947
Raizen Energia SA
0.266% (Ÿ) 1,790,500 2,151
21,674
South Korea - 0.2%
Samsung Electronics Co., Ltd.
4.577% (Ÿ) 53,442 2,933
Total Preferred Stocks
(cost $22,836) 24,607
Warrants and Rights - 0.0%
India - 0.0%
Bharti Airtel, Ltd. (Æ)
2021  Rights 22,791 46
Total Warrants and Rights
(cost $—) 46
Short-Term Investments - 2.8%
India - 0.0%
Britannia Industries, Ltd.
5.500% due 08/28/22 INR 306 4
8.000% due 08/28/22 INR 917 4
United States - 2.8%
U.S. Cash Management Fund(@) 36,492,785 (∞) 36,485
Total Short-Term Investments
(cost $36,503) 36,493
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Securities - 0.6%
U.S. Cash Collateral Fund(@)(×) 7,480,225 (∞) 7,480
Total Other Securities
(cost $7,480) 7,480
Total Investments - 99.8%
(identified cost $951,737) 1,277,304
Other Assets and Liabilities, Net
- 0.2%
2,180
Net Assets - 100.0%
1,279,484

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 169
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.8%
3SBio, Inc. 06/18/19 HKD 781,000 1.64 1,285
714
A-Living Smart City Services Co., Ltd. 06/18/19 HKD 690,500 1.61 1,114
2,304
Allegro.eu SA 03/17/21 PLN 123,035 18.61 2,290
1,392
AU Small Finance Bank, Ltd. 05/19/21 INR 53,431 13.46 719
869
BAIC Motor Corp., Ltd. 07/22/20 HKD 1,000,000 0.50 495
332
China Feihe , Ltd. 09/02/20 HKD 58,000 1.97 114
97
China International Capital Corp., Ltd. 10/28/20 HKD 165,200 2.37 391
410
China Resources Pharmaceutical Group, Ltd. 06/16/21 HKD 648,500 0.66 427
313
China Tower Corp., Ltd. 06/30/21 HKD 4,496,000 0.14 625
583
China Youran Dairy Group, Ltd. 06/23/21 HKD 1,251,000 0.81 1,010
728
Dino Polska SA 06/18/19 PLN 52,592 49.77 2,617
4,699
Ganfeng Lithium Co., Ltd. 02/03/21 HKD 74,200 17.67 1,311
1,400
Hapvida Participacoes e Investimentos SA 10/28/20 BRL 125,000 2.24 281
256
Indian Energy Exchange, Ltd. 09/08/21 INR 53,453 7.85 420
508
JD Logistics, Inc. 06/02/21 HKD 1,041,100 6.07 6,319
4,130
JW (Cayman) Therapeutics Co., Ltd 11/17/20 HKD 359,000 3.78 1,358
663
Legend Holdings Corp. 10/27/21 HKD 216,000 1.81 390
381
Longfor Group Holdings, Ltd. 11/19/18 HKD 861,500 3.98 3,427
4,177
Meituan 08/12/20 HKD 123,400 29.90 3,690
4,305
Midea Real Estate Holding, Ltd. 03/26/20 HKD 520,000 2.84 1,479
896
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 104,400 5.24 547
2,280
Postal Savings Bank of China Co., Ltd. 03/17/21 HKD 1,045,000 0.79 826
763
Samsonite International SA 08/25/21 HKD 176,700 2.10 372
381
Samsung Biologics Co., Ltd. 07/28/21 KRW 3,466 720.99 2,499
2,593
Shimao Services Holdings, Ltd. 11/04/20 HKD 773,000 1.97 1,523
1,468
SK IE Technology Co., Ltd. 10/13/21 KRW 2,459 166.19 409
352
WH Group, Ltd. 09/22/15 HKD 1,462,500 0.54 787
1,025
WuXi AppTec Co., Ltd. 07/28/21 HKD 255,783 6.29 1,609
5,501
WuXi Biologics (Cayman), Inc. 10/28/20 HKD 291,500 14.72 4,291
4,452
Xiaomi Corp. 08/11/21 HKD 109,600 3.52 386 302
48,274
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI China Free Index Futures 806 USD 40,981 12/21
(570)
MSCI Emerging Markets Index Futures 640 USD 40,384 12/21 (1,258)
Short Positions
MSCI Emerging Markets Index Futures 697 USD 43,981 12/21 1,349
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (479)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 42 HKD 323 11/01/21 —
Royal Bank of Canada USD 111 HKD 867 11/02/21 —
State Street BRL 206 USD 36 11/01/21 —

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
170 Emerging Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 3,340 $ — $ —
$ —
$ 3,340 0.3
Bangladesh — 6,549 —
—
6,549 0.5
Brazil 39,030 — —
—
39,030 3. 0
Canada 9,808 — —
—
9,808 0.8
Cayman Islands 1,563 3,089 —
—
4,652 0.4
Chile 296 — —
—
296 —
*
China 25,851 293,418 —
—
319,269 24.9
Colombia 1,269 — —
—
1,269 0.1
Egypt — 5,073 —
—
5,073 0.4
France — 2,042 —
—
2,042 0.2
Georgia — 790 —
—
790 0.1
Greece — 3,229 —
—
3,229 0. 2
Guernsey — 3,578 —
—
3,578 0.3
Hong Kong — 31,407 494
—
31,901 2.5
Hungary — 7,861 —
—
7,861 0.6
India 5,603 136,865 —
—
142,468 11.1
Indonesia — 21,644 —
—
21,644 1.7
Japan — 2,583 —
—
2,583 0.2
Jersey 1,612 1,749 —
—
3,361 0.3
Kazakhstan — 11,469 —
—
11,469 0.9
Kenya — 5,614 —
—
5,614 0.4
Kuwait — 998 —
—
998 0.1
Luxembourg 1,037 1,319 —
—
2,356 0.2
Mexico 20,155 — —
—
20,155 1.6
Morocco — 5,430 —
—
5,430 0.4
Netherlands — 1,783 —
—
1,783 0.1
Nigeria — 3,387 —
—
3,387 0.3
Panama 756 — —
—
756 —
*
Peru 994 — —
—
994 0.1
Philippines — 12,528 —
—
12,528 1.0

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 171
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Poland — 15,706 —
—
15,706 1.2
Romania — 6,069 —
—
6,069 0.5
Russia 5,563 59,750 —
—
65,313 5. 1
Saudi Arabia — 15,136 —
—
15,136 1.2
Singapore — 811 —
—
811 0.1
Slovenia — 3,392 —
—
3,392 0.3
South Africa 4,392 15, 84 6 —
—
20,238 1. 6
South Korea — 16 7 ,6 48 —
—
167,648 13. 1
Sweden — 1,197 —
—
1,197 0.1
Switzerland — 1,035 —
—
1,035 0.1
Taiwan 16,601 145,714 —
—
162,315 12. 7
Thailand 1,336 10,586 —
—
11,922 0.9
Togo — 887 —
—
887 0.1
Turkey — 3,296 —
—
3,296 0. 2
United Arab Emirates — 528 —
—
528 —
*
United Kingdom 825 6, 027 —
—
6 , 85 2 0. 5
United States 12,099 381 —
—
12,480 1.0
Vietnam — 39,640 —
—
39,640 3. 1
Preferred Stocks 21,674 2,933 — — 24,607 1.9
Warrants and Rights 46 — — — 46 —
*
Short-Term Investments — 8 — 36,485 36,493 2.8
Other Securities — — — 7,480 7,480 0.6
Total Investments 173,850 1,05 8 , 995 4 94 43,965 1,277,304 99. 8
Other Assets and Liabilities, Net
0. 2
100.0
Other Financial Instruments
Assets
Futures Contracts 1,349 — — — 1,349 0.1
A
Liabilities
Futures Contracts (1,828) — — — (1,828) (0.1)
Total Other Financial Instruments
**
$ (479) $ — $ — $ — $ (479)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
172 Emerging Markets Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
173,080
Consumer Staples ...................................................................
56,937
Energy ....................................................................................
82,412
Financial Services ...................................................................
318,477
Health Care .............................................................................
41,342
Materials and Processing ........................................................
142,165
Producer Durables ..................................................................
63,756
Technology ..............................................................................
284,643
Utilities ...................................................................................
45,866
Preferred Stocks
Energy ....................................................................................
8,946
Financial Services ...................................................................
9,199
Materials and Processing ........................................................
1,378
Technology ..............................................................................
2,933
Utilities ...................................................................................
2,151
Warrants and Rights ....................................................................
46
Short-Term Investments ................................................................
36,493
Other Securities ...........................................................................
7,480
Total Investments .................................................................... 1,277,304

Russell Investment Company
Emerging Markets Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 173
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 1,349
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 1,828
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,117 $ —
Foreign currency exchange contracts — 217
Total
$ 4,117 $ 217
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (2,279) $ —
Foreign currency exchange contracts — (771)
Total
$ (2,279) $ (771)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
174 Emerging Markets Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 7,071 $ — $ 7,071
Total Financial and Derivative Assets
7,071 — 7,071
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 7,071 $ — $ 7,071
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 777 $ — $ 777 $ —
Barclays
330 — 330 —
Morgan Stanley
5,591 — 5,591 —
Wells Fargo
373 — 373 —
Total
$ 7,071 $ — $ 7,071 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 175
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 951,737
Investments, at fair value(*)(>) ......................................................................................................................................................
1,277,304
Foreign currency holdings(^) ......................................................................................................................................................... 5,889
Receivables:
Dividends and interest ....................................................................................................................................................... 798
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 155
Fund shares sold ................................................................................................................................................................ 656
Foreign capital gains taxes recoverable ............................................................................................................................. 49
From broker(a) ................................................................................................................................................................... 10,663
Total assets .................................................................................................................................................
1,295,516
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 234
Fund shares redeemed ....................................................................................................................................................... 478
Accrued fees to affiliates .................................................................................................................................................... 1,134
Other accrued expenses ..................................................................................................................................................... 536
Variation margin on futures contracts ................................................................................................................................. 474
Deferred capital gains tax liability ..................................................................................................................................... 5,696
Payable upon return of securities loaned ....................................................................................................................................... 7,480
Total liabilities .............................................................................................................................................
16,032
Net Assets ............................................................................................................................................................
$ 1,279,484

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
176 Emerging Markets Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 436,424
Shares of beneficial interest ...........................................................................................................................................................
582
Additional paid-in capital ..............................................................................................................................................................
842,478
Net Assets ............................................................................................................................................................
$ 1,279,484
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 21.81
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 23.14
Class A — Net assets ............................................................................................................................................................. $ 13,525,875
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 620,282
Net asset value per share: Class C(#) ............................................................................................................................................. $ 20.10
Class C — Net assets ............................................................................................................................................................. $ 6,120,972
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 304,587
Net asset value per share: Class M(#) ............................................................................................................................................ $ 21.98
Class M — Net assets ............................................................................................................................................................ $ 157,234,922
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 7,154,836
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 22.05
Class R6 — Net assets ........................................................................................................................................................... $ 307,788
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 13,960
Net asset value per share: Class S(#) .............................................................................................................................................. $ 21.99
Class S — Net assets ............................................................................................................................................................. $ 1,006,019,377
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 45,748,355
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 22.04
Class Y — Net assets ............................................................................................................................................................. $ 96,274,639
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 4,367,961
Amounts in thousands
(^)     Foreign currency holdings - cost $ 6,974
(*)     Securities on loan included in investments $ 7,071
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 43,965
(a)     Receivable from Broker for Futures $ 10,663
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 177
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 40,908
Dividends from affiliated funds ......................................................................................................................................... 25
Securities lending income (net) ......................................................................................................................................... 29
Less foreign taxes withheld ............................................................................................................................................... (4,706)
Total investment income ...............................................................................................................................................................
36,256
Expenses
Advisory fees .................................................................................................................................................................... 16,339
Administrative fees ........................................................................................................................................................... 693
Custodian fees ................................................................................................................................................................... 731
Distribution fees - Class A ................................................................................................................................................ 35
Distribution fees - Class C ................................................................................................................................................ 49
Transfer agent fees - Class A ............................................................................................................................................ 28
Transfer agent fees - Class C ............................................................................................................................................. 13
Transfer agent fees - Class M ............................................................................................................................................ 318
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 2,192
Transfer agent fees - Class Y ............................................................................................................................................ 7
Professional fees ............................................................................................................................................................... 360
Registration fees ............................................................................................................................................................... 106
Shareholder servicing fees - Class C ................................................................................................................................. 16
Trustees’ fees .................................................................................................................................................................... 58
Printing fees ...................................................................................................................................................................... 166
Proxy fees ......................................................................................................................................................................... 60
Miscellaneous ................................................................................................................................................................... 34
Expenses before reductions .............................................................................................................................................. 21,205
Expense reductions ........................................................................................................................................................... (4,699)
Net expenses .................................................................................................................................................................................
16,506
Net investment income (loss) ........................................................................................................................................................
19,750
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 195,061
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 4,117
Foreign currency exchange contracts ................................................................................................................................ 217
Foreign currency-related transactions ............................................................................................................................... (448)
Net realized gain (loss) ..................................................................................................................................................................
198,946
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 81,770
Futures contracts .............................................................................................................................................................. (2,279)
Foreign currency exchange contracts ................................................................................................................................ (771)
Foreign currency-related transactions ............................................................................................................................... (764)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 77,956
Net realized and unrealized gain (loss) ......................................................................................................................................... 276,902
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 296,652
**      Less than $500.

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
178 Emerging Markets Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 19,750 $ 15,948
Net realized gain (loss) ...................................................................................................................... 198,946 (36,832)
Net change in unrealized appreciation (depreciation) ....................................................................... 77,956 21,030
Net increase (decrease) in net assets from operations ............................................................................. 296,652 146
Distributions
To shareholders
Class A .......................................................................................................................................... (51) (322)
Class C .......................................................................................................................................... — (118)
Class E(1) ...................................................................................................................................... — (43)
Class M ......................................................................................................................................... (1,021) (3,425)
Class R6 ........................................................................................................................................ (13) (62)
Class S ........................................................................................................................................... (6,896) (34,767)
Class Y .......................................................................................................................................... (1,755) (6,837)
Net decrease in net assets from distributions .......................................................................................... (9,736) (45,574)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (396,146) (263,412)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(109,230) (308,840)
Net Assets
Beginning of period .................................................................................................................................
1,388,714 1,697,554
End of period ..........................................................................................................................................
$ 1,279,484 $ 1,388,714

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 179
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 75 $ 1,664 134 $ 2,447
Proceeds from reinvestment of distributions 2 51 16 320
Payments for shares redeemed (121) (2,673) (228) (3,956)
Net increase (decrease)
(44) (958) (78) (1,189)
Class C
Proceeds from shares sold 24 488 34 562
Proceeds from reinvestment of distributions — — 7 118
Payments for shares redeemed (79) (1,608) (167) (2,713)
Net increase (decrease)
(55) (1,120) (126) (2,033)
Class E(1)
Proceeds from shares sold — — 16 274
Proceeds from reinvestment of distributions — — 2 41
Payments for shares redeemed — — (123) (2,203)
Net increase (decrease)
— — (105) (1,888)
Class M
Proceeds from shares sold 3,673 81,028 3,000 53,148
Proceeds from reinvestment of distributions 49 1,021 177 3,424
Payments for shares redeemed (2,589) (57,916) (2,291) (38,294)
Net increase (decrease)
1,133 24,133 886 18,278
Class R6
Proceeds from shares sold 9 186 31 571
Proceeds from reinvestment of distributions — ** 13 3 62
Payments for shares redeemed (80) (1,805) (54) (971)
Net increase (decrease)
(71) (1,606) (20) (338)
Class S
Proceeds from shares sold 4,726 10 6 ,9 4 0 13,524 237,352
Proceeds from reinvestment of distributions 327 6,867 1,783 34,600
Payments for shares redeemed (16,699) (370,951) (25,160) (438,423)
Net increase (decrease)
(11,646) (25 7 , 14 4) (9,853) (166,471)
Class Y
Proceeds from shares sold 570 12,869 1,748 29,952
Proceeds from reinvestment of distributions 83 1,755 352 6,837
Payments for shares redeemed (7,731) (174,075) (8,042) (146,560)
Net increase (decrease)
(7,078) (159,451) (5,942) (109,771)
Total increase (decrease)
(17,761) $ (39 6 ,1 4 6) (15,238) $ (263,412)

Russell Investment Company
Emerging Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
180 Emerging Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 18.13 .27 3.49 3.76 (.08) —
October 31, 2020 18.46 .14 (.03) .11 (.3 5 ) (.09)
October 31, 2019 17.56 .23 1.39 1.62 (.25) (.47)
October 31, 2018 20.68 .17 (3.10) (2.93) (.19) —
October 31, 2017 16.51 .13 4.17 4.30 (.13) —
Class C
October 31, 2021 16.77 .09 3.24 3.33 — —
October 31, 2020 17.07 .0 1 (.0 5 ) (.0 4 ) (.17) (.09)
October 31, 2019 16.26 .08 1.29 1.37 (.09) (.47)
October 31, 2018 19.15 .02 (2.87) (2.85) (.04) —
October 31, 2017 15.30 (.01) 3.88 3.87 (.02) —
Class M
October 31, 2021 18.27 .35 3.51 3.86 (.15) —
October 31, 2020 18.61 .2 1 (.0 4 ) .1 7 (.42) (.09)
October 31, 2019 17.71 .37 1.32 1.69 (.32) (.47)
October 31, 2018 20.86 .25 (3.14) (2.89) (.26) —
October 31, 2017(3) 17.92 .04 2.90 2.94 — —
Class R6
October 31, 2021 18.33 .14 3.73 3.87 (.15) —
October 31, 2020 18.66 .22 (.03) .19 (.4 3 ) (.09)
October 31, 2019 17.75 .38 1.33 1.71 (.33) (.47)
October 31, 2018 20.89 .29 (3.17) (2.88) (.26) —
October 31, 2017 16.68 .29 4.12 4.41 (.20) —
Class S
October 31, 2021 18.28 .31 3.53 3.84 (.13) —
October 31, 2020 18.62 .18 (.03) .15 (.40) (.09)
October 31, 2019 17.71 .27 1.41 1.68 (.30) (.47)
October 31, 2018 20.85 .23 (3.14) (2.91) (.23) —
October 31, 2017 16.65 .18 4.19 4.37 (.17) —
Class Y
October 31, 2021 18.32 .23 3.65 3.88 (.16) —
October 31, 2020 18.65 .21 (.02) .19 (.43) (.09)
October 31, 2019 17.75 .32 1.39 1.71 (.34) (.47)
October 31, 2018 20.89 .26 (3.13) (2.87) (.27) —
October 31, 2017 16.68 .20 4.21 4.41 (.20) —

See accompanying notes which are an integral part of the financial statements.
Emerging Markets Fund 181
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.08) 21.81 20.76 13,526 1.74 1.42 1.22 52
(.44) 18.13 .44 12,044 1.78 1.55 . 80 58
(.72) 18.46 9.65 13,696 1.77 1.64 1.30 86
(.19) 17.56 (14.31) 16,590 1.76 1.68 .85 65
(.13) 20.68 26.30 20,888 1.76 1.71 .71 50
— 20.10 19.86 6,121 2.49 2.17 .45 52
(.26) 16.77 (. 32 ) 6,036 2.53 2.30 . 03 58
(.56) 17.07 8.80 8,300 2.51 2.39 .47 86
(.04) 16.26 (14.92) 12,089 2.50 2.43 .11 65
(.02) 19.15 25.31 17,349 2.51 2.46 (.04) 50
(.15) 21.98 21.16 157,235 1.49 1.07 1.56 52
(.51) 18.27 .78 110,034 1.53 1.20 1. 17 58
(.79) 18.61 10.07 95,567 1.53 1.30 2.07 86
(.26) 17.71 (14.02) 38,157 1.50 1.33 1.23 65
— 20.86 16.41 43,506 1.50 1.35 .33 50
(.15) 22.05 21.18 308 1.35 1.03 .64 52
(.52) 18.33 .85 1,550 1.38 1.15 1. 25 58
(.80) 18.66 10.12 1,954 1.38 1.25 2.10 86
(.26) 17.75 (13.95) 1,239 1.35 1.28 1.40 65
(.20) 20.89 26.82 4,231 1.35 1.30 1.48 50
(.13) 21.99 21.01 1,006,019 1.49 1.17 1.41 52
(.49) 18.28 .66 1,049,372 1.53 1.30 1. 03 58
(.77) 18.62 9.97 1,251,846 1.52 1.39 1.50 86
(.23) 17.71 (14.11) 1,529,970 1.50 1.43 1.11 65
(.17) 20.85 26.58 1,990,644 1.51 1.46 .97 50
(.16) 22.04 21.23 96,275 1.29 .99 1.04 52
(.52) 18.32 .87 209,678 1.33 1. 12 1. 21 58
(.81) 18.65 10.15 324,234 1.33 1.22 1.76 86
(.27) 17.75 (13.94) 342,802 1.31 1.25 1.27 65
(.20) 20.89 26.84 438,776 1.31 1.27 1.12 50

Russell Investment Company
Emerging Markets Fund
See accompanying notes which are an integral part of the financial statements.
182 Emerging Markets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 902,195
Administration fees 52,109
Distribution fees 6,782
Shareholder servicing fees 1,304
Transfer agent fees 167,724
Trustee fees 4,385
$ 1,134,499
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 7,006 $ 68,084 $ 67,610 $ — $ — $ 7,480 $ 4 $ —
U.S. Cash Management Fund 32,080 978,669 974,263 (1) — 36,485 25 —
$ 39,086 $ 1,046,753 $ 1,041,873 $ (1) $ — $ 43,965 $ 29 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 984,131,697 $ 354,860,018 $ (61,688,152) $ 293,171,866 $ 35,035,817 $ 115,048,264
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 9,736,441 $ — $ — $ 44,163,121 $ 1,410,394 $ —
Total distributable earnings (losses)
$ (24,849)
Additional paid-in capital
24,849

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
184 Tax-Managed U.S. Large Cap Fund
Tax-Managed U.S. Large Cap Fund
-
Class A
‡
Total
Return
1 Year 31 .80%
5 Years 15 .58%§
10 Years 13 .74%§
Tax-Managed U.S. Large Cap Fund
-
Class C
Total
Return
1 Year 38 .79%
5 Years 16 .08%§
10 Years 13 .56%§
Tax-Managed U.S. Large Cap Fund
-
Class M
‡‡
Total
Return
1 Year 40 .33%
5 Years 17 .35%§
10 Years 14 .75%§
Tax-Managed U.S. Large Cap Fund
-
Class S
Total
Return
1 Year 40 .18%
5 Years 17 .24%§
10 Years 14 .70%§
S&P 500
®
Index**
Total
Return
1 Year 42 .91%
5 Years 18 .93%§
10 Years 16 .21%§

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Tax-Managed U.S. Large Cap Fund 185
The Tax-Managed U.S. Large Cap Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund's assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October 31, 2021, the
Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares gained
39.83%, 38.79%, 40.33% and 40.18%, respectively. This is
compared to the Fund’s benchmark, the S&P 500
®
Index, which
gained 42.91% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are
unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 40.38%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or capitalization benchmark other than the Fund’s index (a “RIM-assigned
benchmark”). However, the Fund’s primary index remains the
benchmark for the Fund and is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Investor sentiment was positive during the fiscal year with
strong absolute returns in the U.S. market. Progression of
COVID-19 vaccine campaigns coupled with historic amounts of
fiscal stimulus, an accommodative Federal Reserve policy, and robust earnings growth aided in renewed levels of optimism in equities. In the market environment, stocks most closely tied to the economy, namely value and small cap-oriented equities, largely outperformed their growth and large cap peers. Energy and financials were the best performing sectors while consumer staples and utilities lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the fiscal year, the Fund maintained tilts toward companies with above benchmark growth and below benchmark market
capitalization. Overall, the Fund’s factor tilts had a neutral impact on performance, as exposure to companies with below benchmark market capitalization contributed positively to Fund performance, while exposure to companies with higher growth characteristics detracted.
Sector allocation decisions detracted from performance over the fiscal year, including an underweight to the energy sector and an overweight to the health care sector.
Stock selection by the Fund’s money managers was a positive
contributor to benchmark relative performance during the
fiscal year, led by outperforming holdings within the consumer discretionary and industrials sectors.
With respect to certain of the Fund’s money managers, Barrow,
Hanley, Mewhinney & Strauss, LLC outperformed its RIM-
assigned benchmark. Stock selection within the health care,
materials, and consumer staples sectors contributed positively to relative outperformance. Overweights to the outperforming energy and financial sectors and exposure to companies with
below benchmark valuation ratios also contributed positively to performance.
Sustainable Growth Advisers, LP underperformed its RIM-
assigned benchmark during the fiscal year. Stock selection within the information technology and consumer discretionary sectors was the primary driver of benchmark relative underperformance.
Additionally, overweights to the health care and materials sectors detracted from performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy which is designed to improve the Fund’s after-tax returns and control
Fund-level exposures and risks through the purchase of a stock portfolio. Because RIM is responsible for effecting trading for the
Fund, RIM managed the tax lots of the Fund, harvested losses and deferred capital gains with respect to certain securities during the fiscal year in order to improve the after-tax returns of the Fund. Additionally, using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
186 Tax-Managed U.S. Large Cap Fund
seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
The Fund’s active positioning strategy provided exposure to RIM’s strategic equity beliefs associated with value and quality factors.
During the fiscal year, the strategy outperformed the Fund’s benchmark. A tilt toward stocks with lower valuation contributed positively to performance. Sector allocation decisions detracted from performance, including as a result of an overweight to the health care sector and an underweight to the energy sector.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the period
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Barrow, Hanley, Mewhinney & Strauss, LLC Value
J.P. Morgan Investment Management Inc. Market Oriented
Sustainable Growth Advisers, LP Growth
* Assumes initial investment on November 1, 2011.
** The Standard & Poor’s 500
®
Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S.
economy.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Tax-Managed U.S. Large Cap Fund 187
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,100.50 $ 1,019.26
Expenses Paid During Period* $ 6.25 $ 6.01
* Expenses are equal to the Fund's annualized expense ratio of 1.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,096.50 $ 1,015.48
Expenses Paid During Period* $ 10.20 $ 9.80
* Expenses are equal to the Fund's annualized expense ratio of 1.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,102.50 $ 1,021.02
Expenses Paid During Period* $ 4.40 $ 4.23
* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
188 Tax-Managed U.S. Large Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,102.00 $ 1,020.52
Expenses Paid During Period* $ 4.93 $ 4.74
* Expenses are equal to the Fund's annualized expense ratio of 0.93%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.6%
Consumer Discretionary - 15.3%
Advance Auto Parts, Inc. 19,099 4,307
Amazon.com, Inc.(Æ) 64,839 218,666
AutoZone, Inc.(Æ) 3,781 6,748
Best Buy Co., Inc. 44,114 5,392
Capri Holdings, Ltd.(Æ) 339,108 18,054
Charter Communications, Inc. Class A(Æ) 16,698 11,269
Comcast Corp. Class A 473,894 24,372
Costco Wholesale Corp. 68,286 33,565
DISH Network Corp. Class A(Æ) 183,200 7,524
Dollar General Corp. 5,400 1,196
Dollar Tree, Inc.(Æ) 5,970 643
DR Horton, Inc. 15,748 1,406
eBay, Inc. 26,648 2,044
Expedia Group, Inc.(Æ) 5,900 970
Ford Motor Credit Co. LLC 577,447 9,863
Fox Corp. Class A 190,144 7,556
Garmin, Ltd. 46,864 6,730
General Motors Co.(Æ) 29,701 1,617
Home Depot, Inc. (The) 75,922 28,223
Lennar Corp. Class A 106,341 10,627
Lennar Corp. Class B 56 5
Lowe's Cos., Inc. 194,881 45,567
McDonald's Corp. 5,663 1,391
Mohawk Industries, Inc.(Æ) 63,981 11,338
Netflix, Inc.(Æ) 111,826 77,195
Nike, Inc. Class B 489,751 81,930
nVent Electric PLC 6,066 215
O'Reilly Automotive, Inc.(Æ) 39,735 24,728
PulteGroup, Inc. 44,100 2,120
Ross Stores, Inc. 53,782 6,088
Royal Caribbean Cruises, Ltd.(Æ) 10,518 888
Starbucks Corp. 215,173 22,823
Target Corp. 134,491 34,917
Tesla, Inc.(Æ) 91,128 101,518
TJX Cos., Inc. (The) 324,871 21,276
Ulta Beauty, Inc.(Æ) 13,081 4,805
VF Corp. 26,000 1,895
ViacomCBS , Inc. Class B 23,776 861
Walmart, Inc. 175,381 26,205
Walt Disney Co. (The)(Æ) 186,693 31,564
Whirlpool Corp. 35,905 7,570
Wyndham Hotels & Resorts, Inc. 59,865 5,057
Yum China Holdings, Inc. 29,534 1,686
Yum! Brands, Inc. 382,151 47,746
960,160
Consumer Staples - 4.1%
Altria Group, Inc. 160,352 7,073
Archer-Daniels-Midland Co. 26,319 1,691
Church & Dwight Co., Inc. 50,614 4,422
Coca-Cola Co. (The) 313,739 17,685
Coca-Cola European Partners PLC 316,014 16,638
Colgate-Palmolive Co. 133,096 10,141
Constellation Brands, Inc. Class A 26,679 5,784
CVS Health Corp. 293,378 26,193
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Estee Lauder Cos., Inc. (The) Class A 19,398 6,291
General Mills, Inc. 127,771 7,896
Hershey Co. (The) 4,970 871
Hormel Foods Corp. 98,712 4,177
Keurig Dr Pepper, Inc. 14,941 539
Kimberly-Clark Corp. 6,887 892
Kroger Co. (The) 28,838 1,154
Molson Coors Beverage Co. Class B 509,659 22,471
Mondelez International, Inc. Class A 453,704 27,558
Monster Beverage Corp.(Æ) 7,365 626
PepsiCo, Inc. 143,054 23,118
Philip Morris International, Inc. 126,381 11,948
Procter & Gamble Co. (The) 379,443 54,258
Sysco Corp. 51,834 3,986
Unilever PLC - ADR 89,978 4,821
260,233
Energy - 1.6%
Chevron Corp. 142,581 16,324
Diamondback Energy, Inc. 90,098 9,658
Exxon Mobil Corp. 126,962 8,185
Hess Corp. 126,870 10,476
Marathon Petroleum Corp. 30,552 2,014
Phillips 66 156,585 11,709
Pioneer Natural Resources Co. 218,853 40,921
Valero Energy Corp. 31,124 2,407
101,694
Financial Services - 16.4%
American Express Co. 394,878 68,622
American Tower Corp.(ö) 89,691 25,290
Ameriprise Financial, Inc. 5,878 1,776
Aon PLC Class A 92,973 29,744
Arthur J Gallagher & Co. 28,088 4,710
Assurant, Inc. 59,987 9,677
AvalonBay Communities, Inc.(ö) 5,000 1,183
Bank of America Corp. 820,165 39,187
Berkshire Hathaway, Inc. Class B(Æ) 181,030 51,957
Capital One Financial Corp. 147,276 22,243
Charles Schwab Corp. (The) 44,438 3,645
Chubb, Ltd. 239,884 46,869
Citigroup, Inc. 93,144 6,442
Citizens Financial Group, Inc. 497,247 23,560
CME Group, Inc. Class A 2,510 554
Corporate Office Properties Trust(ö) 109,383 2,966
Equinix , Inc.(Æ)(ö) 45,513 38,098
Everest Re Group, Ltd. 900 235
Fifth Third Bancorp 223,451 9,727
First Republic Bank 2,386 516
FleetCor Technologies, Inc.(Æ) 133,500 33,029
Global Payments, Inc. 47,871 6,845
Goldman Sachs Group, Inc. (The) 12,071 4,990
Hartford Financial Services Group, Inc. 55,496 4,047
Healthpeak Properties, Inc.(ö) 330,214 11,726
Huntington Bancshares, Inc. 831,115 13,082
Intercontinental Exchange, Inc. 163,857 22,688

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
190 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
JPMorgan Chase & Co. 294,374 50,011
KeyCorp 472,418 10,993
Kimco Realty Corp.(ö) 434,379 9,817
Markel Corp.(Æ) 11,646 15,293
MasterCard, Inc. Class A 101,353 34,006
MetLife, Inc. 171,966 10,799
MGM Growth Properties LLC Class A(ö) 13,400 528
Moody's Corp. 58,542 23,660
Morgan Stanley 161,650 16,614
Northern Trust Corp. 151,408 18,629
PayPal Holdings, Inc.(Æ) 346,434 80,576
PNC Financial Services Group, Inc. (The) 22,409 4,729
Progressive Corp. (The) 124,568 11,819
Prologis, Inc.(ö) 57,326 8,310
Prudential Financial, Inc. 67,246 7,400
Public Storage(ö) 26,394 8,768
Raymond James Financial, Inc. 10,375 1,023
Regions Financial Corp. 661,387 15,662
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 4,230
SVB Financial Group(Æ) 5,182 3,718
Synchrony Financial 264,937 12,306
T. Rowe Price Group, Inc. 21,702 4,707
Torchmark Corp.(Æ) 60,409 5,378
Truist Financial Corp. 132,454 8,407
US Bancorp 442,325 26,703
Visa, Inc. Class A 289,631 61,335
Voya Financial, Inc. 21,215 1,480
Wells Fargo & Co. 1,263,808 64,656
Welltower , Inc.(ö) 91,405 7,349
Zions Bancorp NA 239,380 15,079
1,027,393
Health Care - 14.1%
Abbott Laboratories 501,958 64,697
AbbVie, Inc. 212,390 24,355
Amgen, Inc. 53,187 11,008
Anthem, Inc. 58,028 25,250
AstraZeneca PLC - ADR 72,852 4,545
Baxter International, Inc. 93,546 7,386
Becton Dickinson and Co. 48,183 11,544
Biogen, Inc.(Æ) 26,829 7,155
Boston Scientific Corp.(Æ) 153,114 6,604
Bristol Myers Squibb Co. 606,556 35,423
Cerner Corp. 88,689 6,589
Cigna Corp. 222,208 47,466
Eli Lilly & Co. 57,295 14,596
Henry Schein, Inc.(Æ) 114,024 8,706
Humana, Inc. 17,246 7,988
Illumina, Inc.(Æ) 69,090 28,676
Intuitive Surgical, Inc.(Æ) 189,036 68,267
IQVIA, Inc.(Æ) 36,189 9,461
Johnson & Johnson 322,020 52,451
Laboratory Corp. of America Holdings(Æ) 43,950 12,615
McKesson Corp. 76,085 15,817
Medtronic PLC 163,349 19,579
Merck & Co., Inc. 701,479 61,765
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Novo Nordisk A/S - ADR 146,069 16,087
Organon & Co. 34,963 1,285
Perrigo Co. PLC 318,165 14,365
Pfizer, Inc. 204,057 8,925
Regeneron Pharmaceuticals, Inc.(Æ) 83,168 53,223
Sanofi - ADR 83,262 4,199
Stryker Corp. 13,945 3,710
Teleflex, Inc. 47,928 17,107
Thermo Fisher Scientific, Inc. 99,917 63,254
UnitedHealth Group, Inc. 290,534 133,781
Vertex Pharmaceuticals, Inc.(Æ) 40,789 7,543
Viatris , Inc. 25,321 338
Zimmer Biomet Holdings, Inc. 35,057 5,017
Zoetis, Inc. Class A 13,700 2,962
883,739
Materials and Processing - 3.6%
Air Products & Chemicals, Inc. 50,913 15,264
Ball Corp. 470,345 43,027
Carrier Global Corp. 231,724 12,103
Celanese Corp. Class A 82,004 13,244
Crown Holdings, Inc. 14,346 1,492
Dow, Inc. 33,546 1,878
DuPont de Nemours, Inc. 308,391 21,464
Ecolab, Inc. 102,635 22,808
General Electric Co. 31,968 3,352
Ingevity Corp.(Æ) 4,417 344
International Flavors & Fragrances, Inc. 141,004 20,791
Linde PLC 170,265 54,350
Martin Marietta Materials, Inc. 2,605 1,023
Masco Corp. 34,631 2,270
PPG Industries, Inc. 4,260 684
Rio Tinto PLC - ADR 37,916 2,399
Trane Technologies PLC 42,168 7,629
224,122
Producer Durables - 8.8%
3M Co. 1,700 304
Alaska Air Group, Inc.(Æ) 48,296 2,550
Aptiv PLC(Æ) 80,951 13,996
Automatic Data Processing, Inc. 76,295 17,127
Boeing Co. (The)(Æ) 202 42
CSX Corp. 189,300 6,847
Danaher Corp. 216,054 67,359
Deere & Co. 86,649 29,661
Eaton Corp. PLC 51,024 8,407
Fortive Corp. 26,077 1,974
General Dynamics Corp. 108,989 22,098
Honeywell International, Inc. 137,923 30,153
IHS Markit , Ltd.(Æ) 518,321 67,755
Illinois Tool Works, Inc. 1,831 417
Ingersoll Rand, Inc. 118,052 6,346
Johnson Controls International PLC 20,895 1,533
Kansas City Southern 57,146 17,730
L3Harris Technologies, Inc. 82,067 18,920
Lockheed Martin Corp. 1,670 555

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mettler -Toledo International, Inc.(Æ) 16,183 23,965
Norfolk Southern Corp. 53,687 15,733
Northrop Grumman Corp. 37,475 13,387
Old Dominion Freight Line, Inc. 29,612 10,108
Otis Worldwide Corp. 111,456 8,951
PACCAR Financial Corp. 127,889 11,461
Parker-Hannifin Corp. 9,867 2,926
Pentair PLC 6,066 449
S&P Global, Inc. 29,229 13,859
Southwest Airlines Co.(Æ) 147,980 6,996
Square, Inc. Class A(Æ) 52,617 13,391
Stanley Black & Decker, Inc. 98,160 17,642
TE Connectivity, Ltd. 27,015 3,944
Textron, Inc. 302,271 22,323
TopBuild Corp.(Æ) 3,805 978
TransDigm Group, Inc.(Æ) 1,634 1,019
Travel + Leisure Co.(Æ) 52,623 2,860
Union Pacific Corp. 99,224 23,953
United Airlines Holdings, Inc.(Æ) 140,535 6,484
Vontier Corp. 834 28
Waste Management, Inc. 4,229 678
Waters Corp.(Æ) 24,577 9,033
Westinghouse Air Brake Technologies Corp. 337,728 30,642
554,584
Technology - 29.3%
Accenture PLC Class A 56,902 20,416
Adobe, Inc.(Æ) 63,544 41,326
Advanced Micro Devices, Inc.(Æ) 218,488 26,269
Allegion PLC 17,438 2,237
Alphabet, Inc. Class A(Æ) 16,294 48,245
Alphabet, Inc. Class C(Æ) 63,653 188,757
Amphenol Corp. Class A 16,272 1,249
Analog Devices, Inc. 59,066 10,247
Apple, Inc. 1,618,651 242,474
Applied Materials, Inc. 109,156 14,916
ASML Holding NV 1,605 1,305
Autodesk, Inc.(Æ) 204,802 65,047
Booking Holdings, Inc.(Æ) 5,511 13,341
Broadcom, Inc. 42,023 22,342
CDK Global Inc. 996 43
Cisco Systems, Inc. 275,826 15,438
Cognizant Technology Solutions Corp. Class
A 94,865 7,408
Corteva , Inc. 642,817 27,738
Dell Technologies, Inc. Class C(Æ) 66,958 7,365
Electronic Arts, Inc. 131,034 18,378
F5 Networks, Inc.(Æ) 45,860 9,683
Fidelity National Information Services, Inc. 35,385 3,919
Fortinet, Inc.(Æ) 18,106 6,090
Hewlett Packard Enterprise Co. Class H 17,170 252
HP, Inc. 96,622 2,931
Intel Corp. 153,026 7,498
International Business Machines Corp. 8,600 1,076
Intuit, Inc. 111,133 69,568
KLA Corp. 5,800 2,162
Lam Research Corp. 32,264 18,183
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Leidos Holdings, Inc. 32,185 3,218
Lyft, Inc. Class A(Æ) 29,340 1,346
Match Group, Inc.(Æ) 130,579 19,689
Meta Platforms, Inc. Class A(Æ) 417,846 135,202
Micron Technology, Inc. 130,172 8,995
Microsoft Corp. 1,018,482 337,749
Motorola Solutions, Inc. 95,500 23,740
MSCI, Inc. Class A 71,292 47,401
NVIDIA Corp. 208,532 53,315
NXP Semiconductors NV 15,674 3,148
Oracle Corp. 316,047 30,322
Qorvo , Inc.(Æ) 74,161 12,476
QUALCOMM, Inc. 54,875 7,301
Raytheon Technologies Corp. 271,127 24,092
Salesforce.com, Inc.(Æ) 346,193 103,751
SAP SE - ADR 59,771 8,654
Seagate Technology Holdings PLC 30,830 2,746
Shopify, Inc. Class A(Æ) 4,286 6,286
Synopsys, Inc.(Æ) 19,663 6,551
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 40,732 4,631
Texas Instruments, Inc. 79,192 14,847
VeriSign, Inc.(Æ) 26,379 5,874
Workday, Inc. Class A(Æ) 210,208 60,956
Xilinx, Inc. 121,568 21,882
ZoomInfo Technologies, Inc. Class A(Æ) 57,681 3,877
1,843,952
Utilities - 4.4%
Ameren Corp. 85,751 7,228
American Electric Power Co., Inc. 86,876 7,359
AT&T, Inc. 93,230 2,355
CenterPoint Energy, Inc. 502,244 13,078
Cheniere Energy, Inc. 103,195 10,670
CMS Energy Corp. 37,178 2,244
ConocoPhillips Co. 420,040 31,290
Consolidated Edison Co., Inc. 165,494 12,478
Dominion Energy, Inc. 27,634 2,098
DT Midstream, Inc. 31,772 1,524
DTE Energy Co. 63,544 7,203
Duke Energy Corp. 115,382 11,770
Entergy Corp. 124,571 12,833
Exelon Corp. 430,522 22,900
FirstEnergy Corp. 318,422 12,269
NextEra Energy, Inc. 226,916 19,363
NiSource, Inc. 38,538 951
PPL Corp. 139,731 4,024
Public Service Enterprise Group, Inc. 14,344 915
RingCentral, Inc. Class A(Æ) 143,002 34,862
Sempra Energy 41,214 5,260
Southern Co. (The) 159 10
T-Mobile USA, Inc.(Æ) 87,894 10,110
Verizon Communications, Inc. 397,495 21,063
WEC Energy Group, Inc.(Æ) 79,162 7,129

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
192 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xcel Energy, Inc. 233,339 15,071
276,057
Total Common Stocks
(cost $2,889,098) 6,131,934
Short-Term Investments - 2.3%
U.S. Cash Management Fund(@) 143,269,918
(∞)
143,241
Total Short-Term Investments
(cost $143,241) 143,241
Total Investments - 99.9%
(identified cost $3,032,339) 6,275,175
Other Assets and Liabilities, Net
- 0.1%
5,054
Net Assets - 100.0%
6,280,229

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 193
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 960,160 $ — $ —
$ —
$ 960,160 15.3
Consumer Staples 260,233 — —
—
260,233 4.1
Energy 101,694 — —
—
101,694 1.6
Financial Services 1,027,393 — —
—
1,027,393 16.4
Health Care 883,739 — —
—
883,739 14.1
Materials and Processing 224,122 — —
—
224,122 3.6
Producer Durables 554,584 — —
—
554,584 8.8
Technology 1,843,952 — —
—
1,843,952 29.3
Utilities 276,057 — —
—
276,057 4.4
Short-Term Investments — — — 143,241 143,241 2.3
Total Investments $ 6,131,934 $ — $ — $ 143,241 $ 6,275,175 99.9
Other Assets and Liabilities, Net
0.1
100.0
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
194 Tax-Managed U.S. Large Cap Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 3,032,339
Investments, at fair value(>) ...........................................................................................................................................................
6,275,175
Receivables:
Dividends and interest ....................................................................................................................................................... 3,813
Dividends from affiliated funds .......................................................................................................................................... 7
Fund shares sold ................................................................................................................................................................ 7,624
Total assets .................................................................................................................................................
6,286,619
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 1,577
Accrued fees to affiliates .................................................................................................................................................... 4,488
Other accrued expenses ..................................................................................................................................................... 325
Total liabilities .............................................................................................................................................
6,390
Net Assets ............................................................................................................................................................
$ 6,280,229

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 195
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 3,203,015
Shares of beneficial interest ...........................................................................................................................................................
907
Additional paid-in capital ..............................................................................................................................................................
3,076,307
Net Assets ............................................................................................................................................................
$ 6,280,229
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 68.42
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 72.59
Class A — Net assets ............................................................................................................................................................. $ 100,109,242
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,463,203
Net asset value per share: Class C(#) ............................................................................................................................................. $ 64.19
Class C — Net assets ............................................................................................................................................................. $ 43,968,245
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 684,998
Net asset value per share: Class M(#) ............................................................................................................................................ $ 69.27
Class M — Net assets ............................................................................................................................................................ $ 1,518,924,899
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 21,928,185
Net asset value per share: Class S(#) .............................................................................................................................................. $ 69.27
Class S — Net assets ............................................................................................................................................................. $ 4,617,226,941
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 66,653,582
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 143,241
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
196 Tax-Managed U.S. Large Cap Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 59,323
Dividends from affiliated funds ......................................................................................................................................... 85
Interest .............................................................................................................................................................................. 1
Total investment income ...............................................................................................................................................................
59,409
Expenses
Advisory fees .................................................................................................................................................................... 34,592
Administrative fees ........................................................................................................................................................... 2,547
Custodian fees ................................................................................................................................................................... 379
Distribution fees - Class A ................................................................................................................................................ 220
Distribution fees - Class C ................................................................................................................................................ 294
Transfer agent fees - Class A ............................................................................................................................................ 176
Transfer agent fees - Class C ............................................................................................................................................. 78
Transfer agent fees - Class M ............................................................................................................................................ 2,313
Transfer agent fees - Class S ............................................................................................................................................. 8,003
Professional fees ............................................................................................................................................................... 305
Registration fees ............................................................................................................................................................... 189
Shareholder servicing fees - Class C ................................................................................................................................. 98
Trustees’ fees .................................................................................................................................................................... 210
Printing fees ...................................................................................................................................................................... 204
Proxy fees ......................................................................................................................................................................... 242
Miscellaneous ................................................................................................................................................................... 79
Expenses before reductions .............................................................................................................................................. 49,929
Expense reductions ........................................................................................................................................................... (1,618)
Net expenses .................................................................................................................................................................................
48,311
Net investment income (loss) ........................................................................................................................................................
11,098
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 85,165
Investments in affiliated funds .......................................................................................................................................... (12)
Net realized gain (loss) ..................................................................................................................................................................
85,153
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 1,593,700
Investments in affiliated funds .......................................................................................................................................... 10
Net change in unrealized appreciation (depreciation) ................................................................................................................... 1,593,710
Net realized and unrealized gain (loss) ......................................................................................................................................... 1,678,863
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 1,689,961

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 197
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 11,098 $ 22,825
Net realized gain (loss) ...................................................................................................................... 85,15 3 (62,686)
Net change in unrealized appreciation (depreciation) ....................................................................... 1,593,7 10 395,557
Net increase (decrease) in net assets from operations ............................................................................. 1,689,961 355,696
Distributions
To shareholders
Class A .......................................................................................................................................... (225) (324)
Class E (1) ..................................................................................................................................... — (2)
Class M ......................................................................................................................................... (5,071) (4,605)
Class S ........................................................................................................................................... (17,203) (25,478)
Net decrease in net assets from distributions .......................................................................................... (22,499) (30,409)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 548,633 148,959
Total Net Increase (Decrease) in Net Assets ..........................................................................
2,216,095 474,246
Net Assets
Beginning of period .................................................................................................................................
4,064,134 3,589,888
End of period ..........................................................................................................................................
$ 6,280,229 $ 4,064,134

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
198 Tax-Managed U.S. Large Cap Fund
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).
**      Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 194 $ 11,727 498 $ 21,086
Proceeds from reinvestment of distributions 4 224 7 324
Payments for shares redeemed (154) (9,415) (208) (9,383)
Net increase (decrease)
44 2,536 297 12,027
Class C
Proceeds from shares sold 126 7,207 205 8,689
Payments for shares redeemed (140) (7,916) (203) (8,795)
Net increase (decrease)
(14) (709) 2 (106)
Class E (1)
Proceeds from reinvestment of distributions — — —** 2
Payments for shares redeemed — — (26) (1,258)
Net increase (decrease)
— — (26) (1,256)
Class M
Proceeds from shares sold 11,972 719,169 5,297 241,114
Proceeds from reinvestment of distributions 91 5,067 96 4,604
Payments for shares redeemed (2,628) (163,169) (3,209) (143,789)
Net increase (decrease)
9,435 561,067 2,184 101,929
Class S
Proceeds from shares sold 13,072 807,603 17,462 795,821
Proceeds from reinvestment of distributions 305 17,080 530 25,269
Payments for shares redeemed (14,032) (838,944) (17,311) (784,725)
Net increase (decrease)
(655) (14,261) 681 36,365
Total increase (decrease)
8,810 $ 548,633 3,138 $ 148,959

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
200 Tax-Managed U.S. Large Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 49.07 (.03) 19.54 19.51 (.16) —
October 31, 2020 45.09 .15 4.11 4.26 (.28) —
October 31, 2019 40.57 .30 4.46 4.76 (.24) —
October 31, 2018 39.23 .24 1.42 1.66 (.22) (.10)
October 31, 2017 32.20 .25 6.99 7.24 (.21) —
Class C
October 31, 2021 46.25 (.46) 18.40 17.94 — —
October 31, 2020 42.57 (.18) 3.86 3.68 — —
October 31, 2019 38.34 (.01) 4.24 4.23 — —
October 31, 2018 37.16 (.07) 1.35 1.28 — (.10)
October 31, 2017 30.54 (.02) 6.64 6.62 — —
Class M
October 31, 2021 49.65 .18 19.77 19.95 (.33) —
October 31, 2020 45.61 .32 4.15 4.47 (.43) —
October 31, 2019 41.05 .42 4.52 4.94 (.38) —
October 31, 2018 39.70 .38 1.45 1.83 (.38) (.10)
October 31, 2017(3) 36.49 .17 3.04 3.21 — —
Class S
October 31, 2021 49.65 .12 19.76 19.88 (.26) —
October 31, 2020 45.60 .28 4.15 4.43 (.38) —
October 31, 2019 41.04 .41 4.49 4.90 (.34) —
October 31, 2018 39.67 .34 1.45 1.79 (.32) (.10)
October 31, 2017 32.55 .34 7.07 7.41 (.29) —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Large Cap Fund 201
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e )
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.16) 68.42 39.83 100,109 1.18 1.17 (.05) 22
(.28) 49.07 9.47 69,634 1.19 1.17 .32 40
(.24) 45.09 11.86 50,571 1.19 1.16 .71 34
(.32) 40.57 4.23 42,644 1.21 1.19 .57 24
(.21) 39.23 22.58 38,659 1.22 1.22 .69 35
— 64.19 38.79 43,968 1.93 1.92 (.80) 22
— 46.25 8.64 32,342 1.94 1.92 (.41) 40
— 42.57 11.03 29,681 1.94 1.91 (.03) 34
(.10) 38.34 3.44 30,544 1.96 1.94 (.18) 24
— 37.16 21.68 30,529 1.97 1.97 (.06) 35
(.33) 69.27 40.33 1,518,925 .93 .82 .29 22
(.43) 49.65 9.84 620,317 .94 .82 .68 40
(.38) 45.61 12.23 470,160 .95 .82 .97 34
(.48) 41.05 4.62 167,377 .96 .84 .90 24
— 39.70 8.80 89,387 .97 .87 .71 35
(.26) 69.27 40.18 4,617,227 .93 .92 .20 22
(.38) 49.65 9.74 3,341,841 .94 .92 .59 40
(.34) 45.60 12.12 3,038,276 .94 .91 .97 34
(.42) 41.04 4.51 2,685,454 .96 .94 .82 24
(.29) 39.67 22.89 2,238,737 .97 .97 .94 35

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
See accompanying notes which are an integral part of the financial statements.
202 Tax-Managed U.S. Large Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 3,263,359
Administration fees 246,518
Distribution fees 47,905
Shareholder servicing fees 9,078
Transfer agent fees 903,546
Trustee fees 17,836
$ 4,488,242
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 91,152 $ 829,193 $ 777,102 $ (12) $ 10 $ 143,241 $ 85 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 3,034,853,832 $ 3,242,777,807 $ (2,456,818) $ 3,240,320,989 $ 6,290,568 $ (43,595,356)
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 22,499,343 $ — $ — $ 30,409,470 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
204 Tax-Managed U.S. Mid & Small Cap Fund
Tax-Managed U.S. Mid & Small Cap Fund
-
Class A
‡
Total
Return
1 Year 39 .18%
5 Years 13 .14%§
10 Years 11 .54%§
Tax-Managed U.S. Mid & Small Cap Fund
-
Class C
Total
Return
1 Year 46 .65%
5 Years 13 .67%§
10 Years 11 .40%§
Tax-Managed U.S. Mid & Small Cap Fund
-
Class M
‡‡
Total
Return
1 Year 48 .19%
5 Years 14 .92%§
10 Years 12 .57%§
Tax-Managed U.S. Mid & Small Cap Fund
-
Class S
Total
Return
1 Year 48 .05%
5 Years 14 .81%§
10 Years 12 .51%§
Russell 2500™ Index**
Total
Return
1 Year 49 .43%
5 Years 16 .31%§
10 Years 14 .25%§

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 205
The Tax-Managed U.S. Mid & Small Cap Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October 31, 2021, the
Fund had six money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares gained
47.69%, 46.65%, 48.19% and 48.05%, respectively. This is
compared to the Fund’s benchmark, the Russell 2500™ Index,
which gained 49.43% during the same fiscal year. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Small Blend Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 53.46%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Investor sentiment was positive during the fiscal year with
strong absolute returns in the U.S. market. Progression of
COVID-19 vaccine campaigns coupled with historic amounts of
fiscal stimulus, an accommodative Federal Reserve policy, and robust earnings growth aided in renewed levels of optimism in equities. In the market environment, stocks most closely tied to the economy, namely value and small cap-oriented equities, largely outperformed their growth and large cap peers. Energy and financials were the best performing sectors while consumer staples and utilities lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Over the fiscal year, the Fund maintained exposure to U.S. mid-
and small-cap stocks trading at discounted valuations as well as companies with higher quality and lower volatility. This positioning was in recognition of perceived valuation opportunities as well as the risk of elevated levels of corporate debt and unprofitability among U.S. mid- and small-cap companies. Within the U.S. mid-
and small-cap market, the preference for lower valuation stocks positively impacted benchmark relative performance. Tilts toward higher quality and lower volatility detracted from performance.
Sector allocation decisions had a neutral impact on performance during the year, as an underweight to the health care sector contributed positively to performance and an underweight to the real estate sector detracted.
Stock selection by the Fund’s money managers was positive
during the fiscal year, including outperforming holdings within the health care, consumer discretionary and financial sectors.
With respect to certain of the Fund’s money managers, Ancora
Advisors, LLC outperformed the Fund’s benchmark. Stock
selection within the communication services, health care, and materials sectors contributed positively to performance. A tilt toward stocks with below benchmark valuation and lower market capitalization also contributed positively.
Copeland Capital Management LLC faced strong headwinds
during the fiscal year, and underperformed the Fund’s benchmark.
The money manager’s stock selection within the financial,
industrial, and information technology sectors was the primary driver of benchmark relative underperformance. Additionally, the manager’s tilts toward lower volatility and higher quality stocks detracted from performance
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy which is designed to improve the Fund’s after-tax returns and control
Fund-level exposures and risks through the purchase of a stock portfolio. Because RIM is responsible for effecting trading for the
Fund, RIM managed the tax lots of the Fund, harvested losses and deferred capital gains with respect to certain securities during the fiscal year in order to improve the after-tax returns of the Fund. Additionally, using the output from quantitative and/
or rules-based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along factor and
industry dimensions.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
206 Tax-Managed U.S. Mid & Small Cap Fund
The Fund’s active positioning strategy provided exposure to RIM’s strategic equity beliefs associated with value and quality factors.
During the fiscal year, the strategy outperformed the Fund’s benchmark, particularly as the value factor outperformed in the
U.S. mid- and small-cap equity market. From a sector perspective, being overweight to the health care sector and underweight to the information technology sector detracted from Fund performance.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
In November 2020, RIM hired Polen Capital Management, LLC
and terminated Falcon Point Capital LLC. Allocations to the other managers were adjusted as a result.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Ancora Advisors, LLC Market Oriented
Cardinal Capital Management L.L.C. Value
Copeland Capital Management, LLC Market Oriented
Easterly Investments Partners LLC
(formerly Snow Capital Management) Value
Polen Capital Management, LLC Growth
Summit Creek Advisors, LLC Growth
* Assumes initial investment on November 1, 2011.
** Russell 2500
TM
Index is composed of the bottom 500 stocks in the Russell 1000
®
Index and all the stocks in the Russell 2000
®
Index. The Russell 2500
TM
Index
return reflect adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Tax-Managed U.S. Mid & Small Cap Fund 207
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fess; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,021.30 $ 1,017.69
Expenses Paid During Period* $ 7.59 $ 7.58
* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,017.60 $ 1,014.06
Expenses Paid During Period* $ 11.24 $ 11.22
* Expenses are equal to the Fund's annualized expense ratio of 2.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,023.20 $ 1,019.61
Expenses Paid During Period* $ 5.66 $ 5.65
* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
208 Tax-Managed U.S. Mid & Small Cap Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,022.80 $ 1,019.11
Expenses Paid During Period* $ 6.17 $ 6.16
* Expenses are equal to the Fund's annualized expense ratio of 1.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 209
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.4%
Consumer Discretionary - 15.3%
1-800-Flowers.com, Inc. Class A(Æ) 14,360 461
Aaron's Co., Inc. (The) 138,950 3,250
Abercrombie & Fitch Co. Class A(Æ) 21,379 845
AMC Networks, Inc. Class A(Æ) 33,083 1,316
American Eagle Outfitters, Inc. 163,471 3,881
American Outdoor Brands, Inc.(Æ) 5,336 122
American Public Education, Inc.(Æ) 6,747 169
Aramark Services, Inc. 5,768 210
Audacy, Inc.(Æ) 125,004 404
B. Riley Financial, Inc. 21,654 1,552
Bally's Corp.(Æ) 16,594 760
Bassett Furniture Industries, Inc. 22,455 379
Bath & Body Works, Inc(Æ) 27,381 1,892
Beazer Homes USA, Inc.(Æ) 39,527 716
Bed Bath & Beyond, Inc.(Æ) 27,391 385
Big Lots, Inc. 6,358 281
BJ's Restaurants, Inc.(Æ) 11,885 396
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 593
Bloomin' Brands, Inc.(Æ) 149,667 3,236
Bluegreen Vacations Holding Corp.(Æ) 18,363 470
Boot Barn Holdings, Inc.(Æ) 6,772 708
BorgWarner, Inc. 16,984 765
Boyd Gaming Corp.(Æ) 15,720 1,003
Brinker International, Inc.(Æ) 42,293 1,775
Brunswick Corp. 27,819 2,590
Burlington Stores, Inc.(Æ) 9,179 2,536
Cable One, Inc. 1,352 2,314
Caleres, Inc. 34,500 796
Callaway Golf Co.(Æ) 14,281 386
Capri Holdings, Ltd.(Æ) 22,242 1,184
Carter's, Inc. 8,753 862
Carvana Co.(Æ) 1,087 330
Central Garden & Pet Co. Class A(Æ) 5,797 268
Century Casinos, Inc.(Æ) 39,565 586
Century Communities, Inc. 18,164 1,218
Cheesecake Factory, Inc. (The)(Æ) 50,186 2,040
Chegg, Inc.(Æ) 37,464 2,227
Churchill Downs, Inc. 8,954 2,059
Cinemark Holdings, Inc.(Æ)(Ñ) 366,776 6,895
Citi Trends, Inc.(Æ) 44,489 3,442
Conn's, Inc.(Æ) 29,533 658
Container Store Group, Inc. (The)(Æ) 58,500 647
Cooper-Standard Holdings, Inc.(Æ) 12,266 318
Cracker Barrel Old Country Store, Inc. 700 93
Dana Holding Corp. 34,276 761
Darden Restaurants, Inc. 13,243 1,909
Dave & Buster's Entertainment, Inc.(Æ) 52,338 1,943
Deckers Outdoor Corp.(Æ) 9,224 3,646
Del Taco Restaurants, Inc.(Æ) 74,499 621
Delta Apparel, Inc.(Æ) 10,694 287
Dick's Sporting Goods, Inc. 32,474 4,034
Domino's Pizza, Inc. 7,114 3,479
Dorman Products, Inc.(Æ) 13,648 1,425
Ethan Allen Interiors, Inc. 16,761 389
FactSet Research Systems, Inc. 4,286 1,902
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Cash Financial Services, Inc. 9,286 821
Five Below, Inc.(Æ) 27,802 5,485
Fortune Brands Home & Security, Inc. 7,667 777
Fox Factory Holding Corp.(Æ) 22,097 3,556
Genesco, Inc.(Æ) 8,688 526
Gentex Corp. 12,980 459
Gentherm, Inc.(Æ) 38,134 2,808
G-III Apparel Group, Ltd.(Æ) 39,239 1,125
GMS, Inc.(Æ) 8,715 432
Golden Entertainment, Inc.(Æ) 14,551 756
Goodyear Tire & Rubber Co. (The)(Æ) 28,467 544
Grand Canyon Education, Inc.(Æ) 15,870 1,265
Gray Television, Inc. 19,718 462
Group 1 Automotive, Inc. 2,622 471
H&R Block, Inc. 5,376 124
Hamilton Beach Brands Holding Co. Class A 22,559 338
Harley-Davidson, Inc. 19,169 699
Hasbro, Inc. 6,498 622
Hillenbrand, Inc. 10,655 484
Hilton Grand Vacations, Inc.(Æ) 14,163 712
Hooker Furniture Corp. 9,225 233
Horizon Global Corp.(Æ) 31,526 234
IAC/InterActiveCorp.(Æ) 7,177 1,094
iHeartMedia, Inc. Class A(Æ) 19,814 384
International Game Technology PLC 47,959 1,414
Interpublic Group of Cos., Inc. (The) 14,186 519
IntriCon Corp.(Æ) 14,322 243
Jack in the Box, Inc. 2,833 280
John Wiley & Sons, Inc. Class A 13,396 726
Just Eat Takaway.com NV - ADR(Æ)(Ñ) 27,205 389
Kohl's Corp. 26,737 1,298
Kontoor Brands, Inc. 53,770 2,850
Kura Sushi USA, Inc. Class A(Æ) 15,144 645
Laureate Education, Inc. Class A 15,582 270
Lee Enterprises, Inc.(Æ) 16,164 339
Leggett & Platt, Inc. 4,525 212
LGI Homes, Inc.(Æ) 2,560 382
Liberty Braves Group Class C(Æ) 44,335 1,318
Liberty Broadband Corp. Class C(Æ) 17,058 2,771
Liberty Media Corp.-Liberty Braves Class
A(Æ) 6,510 199
Liberty SiriusXM Group Class C(Æ) 65,799 3,245
Lions Gate Entertainment Corp. Class A(Æ) 242,429 3,139
Lithia Motors, Inc. Class A 19,481 6,219
LKQ Corp. 42,380 2,334
M/I Homes, Inc.(Æ) 5,931 340
Madison Square Garden Entertainment Corp.
(Æ) 20,288 1,430
Malibu Boats, Inc. Class A(Æ) 20,775 1,467
MarineMax, Inc.(Æ) 10,543 546
Marriott Vacations Worldwide Corp. 7,760 1,220
MDC Holdings, Inc. 8,817 432
Meredith Corp.(Æ) 19,730 1,149
Meritage Homes Corp.(Æ) 5,627 612
Meritor, Inc.(Æ) 13,699 333
Mohawk Industries, Inc.(Æ) 6,071 1,076
Monro Muffler Brake, Inc. 16,360 1,010

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
210 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Nautilus, Inc.(Æ)(Ñ) 80,480 823
Newell Rubbermaid, Inc. 22,052 505
News Corp. Class A 14,211 325
Nexstar Media Group, Inc. Class A 52,275 7,838
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 6,921 178
nVent Electric PLC 34,460 1,222
NVR, Inc.(Æ) 153 749
Ollie's Bargain Outlet Holdings, Inc.(Æ) 38,858 2,629
OneSpaWorld Holdings, Ltd.(Æ) 33,234 359
Penn National Gaming, Inc.(Æ) 22,583 1,617
Pool Corp. 12,749 6,568
PulteGroup, Inc. 22,204 1,068
PVH Corp. 38,098 4,165
QuinStreet, Inc.(Æ) 58,446 818
Qurate Retail, Inc. Class A 159,448 1,665
RCI Hospitality Holdings, Inc. 22,182 1,504
Red Robin Gourmet Burgers, Inc.(Æ) 33,438 664
Revolve Group, Inc.(Æ) 81,359 6,105
Rocky Brands, Inc. 1,919 105
Sensata Technologies Holding PLC(Æ) 7,563 417
Service Corp. International 12,051 825
Shoe Carnival, Inc. 13,128 445
Shutterstock, Inc. 3,491 423
Signet Jewelers, Ltd. 22,099 1,971
Sinclair Broadcast Group, Inc. Class A 65,841 1,720
Skechers USA, Inc. Class A(Æ) 27,104 1,252
Strategic Eduation, Inc.(Æ) 8,382 572
Taylor Morrison Home Corp. Class A(Æ) 20,519 626
TechTarget, Inc.(Æ) 16,512 1,557
TEGNA, Inc. 6,655 131
Tempur Sealy International, Inc. 8,908 396
Texas Roadhouse, Inc. Class A 9,894 879
Toll Brothers, Inc. 10,396 625
Tractor Supply Co. 3,445 748
Transcat, Inc.(Æ) 5,568 417
Travelzoo, Inc.(Æ) 28,260 290
TRI Pointe Group, Inc.(Æ) 33,493 810
Tupperware Brands Corp.(Æ) 35,839 797
Urban Outfitters, Inc.(Æ) 43,349 1,384
Vail Resorts, Inc. 544 187
Vera Bradley, Inc.(Æ) 90,947 892
Victoria's Secret & Co.(Æ) 9,127 461
Warby Parker, Inc. Class A(Æ) 26,739 1,444
Willis Lease Finance Corp.(Æ) 10,710 434
Wingstop, Inc. 27,614 4,763
Wolverine World Wide, Inc. 84,953 2,818
Wyndham Hotels & Resorts, Inc. 11,079 936
YETI Holdings, Inc.(Æ) 28,747 2,827
Zillow Group, Inc.(Æ) 4,441 460
210,646
Consumer Staples - 2.3%
B&G Foods, Inc. Class A(Ñ) 22,022 648
Casey's General Stores, Inc. 17,162 3,287
Church & Dwight Co., Inc. 5,862 512
Energizer Holdings, Inc. 1,999 73
Freshpet, Inc.(Æ) 3,749 585
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hain Celestial Group, Inc. (The)(Æ) 8,981 403
Helen of Troy, Ltd.(Æ) 13,734 3,089
Herbalife Nutrition, Ltd.(Æ) 5,926 275
Lancaster Colony Corp. 8,002 1,360
Medifast, Inc. 8,067 1,583
MGP Ingredients, Inc. 5,280 339
Natural Grocers by Vitamin Cottage, Inc. 37,215 453
Nomad Foods, Ltd.(Æ) 103,406 2,816
Nu Skin Enterprises, Inc. Class A 20,503 823
Performance Food Group Co.(Æ) 5,696 258
PetMed Express, Inc.(Ñ) 4,814 137
Pilgrim's Pride Corp.(Æ) 107,267 3,021
Post Holdings, Inc.(Æ) 5,407 549
Rite Aid Corp.(Æ) 9,150 124
Sanderson Farms, Inc. 9,770 1,851
SpartanNash Co. 12,657 293
Spectrum Brands Holdings, Inc. 55,699 5,222
Sprouts Farmers Market, Inc.(Æ) 16,574 367
United Natural Foods, Inc.(Æ) 10,455 454
US Foods Holding Corp.(Æ) 68,177 2,364
Weis Markets, Inc. 6,526 367
31,253
Energy - 3.2%
Berry Petroleum Corp. 66,534 639
Cabot Oil & Gas Corp. 242,342 5,167
ChampionX Corp.(Æ) 72,623 1,905
Civitas Resources, Inc. 27,056 1,519
CONSOL Energy, Inc.(Æ) 131,588 3,620
Delek US Holdings, Inc.(Æ) 254,439 4,949
Diamondback Energy, Inc. 5,896 632
Enphase Energy, Inc.(Æ) 2,701 626
EQT Corp.(Æ) 17,282 344
First Solar, Inc.(Æ) 5,209 623
Green Brick Partners, Inc.(Æ) 15,710 409
Helix Energy Solutions Group, Inc.(Æ) 297,986 1,126
HollyFrontier Corp. 22,105 747
Hostess Brands, Inc. Class A(Æ) 239,144 4,522
Liberty Oilfield Services, Inc. Class A(Æ) 80,925 1,046
Magnolia Oil & Gas Corp.(Æ) 31,360 655
Marathon Oil Corp. 107,685 1,757
Matador Resources Co. 38,825 1,625
Matrix Service Co.(Æ) 11,305 116
Nabors Industries, Inc.(Æ)(Ñ) 17,823 1,827
National Energy Services Reunited Corp.(Æ) 23,060 270
Oil States International, Inc.(Æ) 300,330 1,820
Pioneer Natural Resources Co. 11,921 2,229
ProPetro Holding Corp.(Æ) 64,137 615
Renewable Energy Group, Inc.(Æ) 32,178 2,059
Smart Sand, Inc.(Æ) 234,133 534
Solaris Oilfield Infrastructure, Inc. Class A 23,079 175
Southwestern Energy Co.(Æ) 190,263 928
US Silica Holdings, Inc.(Æ) 104,840 1,015
43,499

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 211
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - 21.5%
Affiliated Managers Group, Inc. 11,012 1,849
Air Lease Corp. Class A 18,180 728
Alexandria Real Estate Equities, Inc.(ö) 1,863 380
Alliance Data Systems Corp. 26,121 2,227
Ally Financial, Inc. 77,389 3,695
Alpine Income Property Trust, Inc.(ö) 61,670 1,137
Amalgamated Financial Corp. 21,395 393
American Equity Investment Life Holding
Co. 95,695 3,050
American Homes 4 Rent Class A(ö) 9,689 393
Ameris Bancorp 8,680 455
Apple Hospitality REIT, Inc.(ö) 26,356 414
Argo Group International Holdings, Ltd. 57,904 3,191
Arlington Asset Investment Corp. Class A(Æ)
(ö) 2,259 9
Associated Banc-Corp. 22,183 494
Assurant, Inc. 5,539 894
Assured Guaranty, Ltd. 7,127 396
Atlantic Capital Bancshares, Inc.(Æ) 40,153 1,105
Atlantic Union Bankshares Corp.(Æ) 10,369 372
Axis Capital Holdings, Ltd. 5,244 273
Axos Financial, Inc.(Æ) 11,130 590
Banc of California, Inc. 19,127 389
Bancorp, Inc. (The)(Æ) 29,842 912
Bank of NT Butterfield & Son, Ltd. (The) 44,238 1,588
Bank OZK 39,979 1,786
Bank7 Corp. 9,950 270
BankUnited, Inc. 59,341 2,407
Banner Corp. 10,529 608
BBX Capital, Inc.(Æ) 5,993 60
BGC Partners, Inc. Class A 346,426 1,860
Bridgewater Bancshares, Inc.(Æ) 45,425 822
Brighthouse Financial, Inc.(Æ) 17,423 875
Business First Bancshares, Inc. 14,890 397
Byline Bancorp, Inc. 15,021 387
Cadence Bank 62,015 1,800
Camden Property Trust(ö) 3,242 529
Cannae Holdings, Inc.(Æ) 77,905 2,657
Capstar Financial Holdings, Inc. 24,280 533
Carter Bankshares, Inc.(Æ) 53,078 795
CatchMark Timber Trust, Inc. Class A(ö) 109,077 934
Central Valley Community Bancorp 9,015 192
Century Bancorp, Inc. Class A 2,407 277
Chatham Lodging Trust(Æ)(ö) 35,129 446
Civista Bancshares, Inc. 8,934 215
CNO Financial Group, Inc. 188,759 4,557
Coastal Financial Corp.(Æ) 1,026 39
Cohen & Steers, Inc. 13,642 1,294
Columbia Banking System, Inc. 97,729 3,335
Columbia Financial, Inc.(Æ) 155,186 2,890
Commerce Union Bancshares, Inc. 11,177 379
Community Bank System, Inc. 28,319 2,030
Community Bankers Trust Corp. 27,603 322
ConnectOne Bancorp, Inc. 15,388 519
CoreSite Realty Corp. Class A(ö) 1,610 229
Cowen Group, Inc. Class A 29,046 1,096
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CTO Realty Growth, Inc.(ö) 16,979 910
Curo Group Holdings Corp. 22,952 394
Customers Bancorp, Inc.(Æ) 76,169 4,059
CVB Financial Corp. 10,947 219
CyrusOne, Inc.(ö) 15,219 1,248
DiamondRock Hospitality Co.(Æ)(ö) 53,464 483
Discover Financial Services 20,475 2,320
Diversified Healthcare Trust(Æ) 419,159 1,526
Duke Realty Corp.(ö) 52,523 2,954
Dynex Capital, Inc.(ö) 3,447 60
Eagle Bancorp, Inc. 9,283 525
Ellington Financial, Inc.(ö) 6,658 121
Enova International, Inc.(Æ) 30,176 979
EPR Properties(ö) 9,375 471
Equity Bancshares, Inc. Class A 24,876 832
Equity LifeStyle Properties, Inc. Class A(ö) 2,923 247
Erie Indemnity Co. Class A 8,569 1,764
Euronet Worldwide, Inc.(Æ) 22,332 2,505
Everest Re Group, Ltd. 318 83
Farmland Partners, Inc.(ö) 76,018 854
FB Financial Corp. 10,199 462
Federal Agricultural Mortgage Corp. Class C 4,641 585
Federated Hermes, Inc. Class B 7,801 260
First BanCorp 106,817 1,458
First Bancshares, Inc. 10,613 427
First Bank 42,747 643
First Citizens BancShares, Inc. Class A 372 303
First Commonwealth Financial Corp. 59,331 908
First Foundation, Inc. 11,197 298
First Hawaiian, Inc. 6,723 185
First Horizon National Corp. 120,482 2,045
First Industrial Realty Trust, Inc.(ö) 54,380 3,167
First Merchants Corp. 43,652 1,815
First Mid-Illinois Bancshares, Inc. 10,471 451
First Midwest Bancorp, Inc. 56,840 1,094
First Northwest Bancorp 6,736 122
First Savings Financial Group, Inc. 13,224 367
First United Corp. 15,255 288
Flagstar Bancorp, Inc. 7,263 343
Flushing Financial Corp. 24,978 600
FNB Corp. 233,254 2,717
Four Corners Property Trust, Inc.(ö) 7,233 210
FS Bancorp, Inc. 15,930 549
FVC Bankcorp, Inc.(Æ) 7,494 154
Gaming and Leisure Properties, Inc.(ö) 152,152 7,378
Genworth Financial, Inc. Class A(Æ) 108,399 446
GEO Group, Inc. (The)(Ñ)(ö) 534,645 4,373
Glacier Bancorp, Inc. 42,055 2,325
Goosehead Insurance, Inc. Class A 26,295 3,794
Granite Point Mortgage Trust, Inc.(ö) 34,701 465
Green Dot Corp. Class A(Æ) 34,289 1,452
Hancock Holding Co. 7,862 389
Hanover Insurance Group, Inc. (The) 23,918 3,014
HarborOne Bancorp, Inc. 18,935 272
Hartford Financial Services Group, Inc. 29,592 2,158
HBT Financial, Inc. 11,802 213
Healthcare Realty Trust, Inc.(ö) 19,335 639

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
212 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hersha Hospitality Trust Class A(Æ)(ö) 45,331 405
Hilltop Holdings, Inc. 13,181 467
Home Bancorp, Inc. 10,098 422
Home BancShares, Inc. 40,342 959
HomeStreet, Inc. 12,145 573
Hope Bancorp, Inc. 29,558 431
Houlihan Lokey, Inc. Class A 31,892 3,574
Howard Hughes Corp. (The)(Æ) 40,392 3,519
Huntington Bancshares, Inc. 124,481 1,959
Independence Realty Trust, Inc.(ö) 61,288 1,448
Independent Bank Corp. 16,205 365
Independent Bank Group, Inc. 20,643 1,492
Indus Realty Trust, Inc.(ö) 16,122 1,124
Innovative Industrial Properties, Inc.(ö) 1,490 392
Invesco, Ltd. 32,753 832
Investar Holding Corp. 12,062 226
Invitation Homes, Inc.(ö) 9,266 382
iStar, Inc.(Ñ)(ö) 15,472 391
Jackson Financial, Inc. Class A(Ñ) 101,207 2,740
Janus Henderson Group PLC 24,330 1,131
Jefferies Financial Group, Inc.(Æ) 4,646 200
Jones Lang LaSalle, Inc.(Æ) 11,794 3,046
Kearny Financial Corp. 57,154 767
Kennedy-Wilson Holdings, Inc. 35,645 797
KeyCorp 15,209 354
Kimco Realty Corp.(ö) 4,738 107
Ladder Capital Corp. Class A(ö) 28,300 340
Lamar Advertising Co. Class A(ö) 5,068 574
Lazard, Ltd. Class A 49,070 2,404
LendingTree, Inc.(Æ) 1,807 292
Life Storage, Inc.(Æ)(ö) 7,495 1,003
Lincoln National Corp. 34,473 2,487
Live Oak Bancshares, Inc. 8,927 796
Macerich Co. (The)(ö) 37,432 677
MainStreet Bancshares, Inc.(Æ) 23,568 589
MarketAxess Holdings, Inc. 4,731 1,933
Marlin Business Services Corp. 19,503 447
Medical Properties Trust, Inc.(ö) 216,530 4,619
Merchants Bancorp 2,470 110
Meridian Bancorp, Inc. 6,455 150
Meridian Corp. 17,341 524
Meta Financial Group, Inc. 18,377 1,019
Metropolitan Bank Holding Corp.(Æ) 1,728 157
MFA Financial, Inc.(ö) 136,621 616
MGIC Investment Corp. 87,321 1,411
Mid-America Apartment Communities, Inc.
(ö) 16,377 3,344
Mr. Cooper Group, Inc.(Æ) 20,365 893
MVB Financial Corp. 8,622 368
National Health Investors, Inc.(ö) 28,506 1,533
New York Mortgage Trust, Inc.(ö) 129,643 569
Newmark Group, Inc. Class A 205,044 3,051
NexPoint Residential Trust, Inc.(ö) 10,359 734
NMI Holdings, Inc. Class A(Æ) 57,349 1,392
ODP Corp. (The)(Æ) 8,873 384
OFG Bancorp 134,940 3,495
Old National Bancorp 2,901 50
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Old Second Bancorp, Inc. 88,864 1,203
Oportun Financial Corp.(Æ) 6,563 152
Oppenheimer Holdings, Inc. Class A 8,162 425
Origin Bancorp, Inc. 14,077 628
Pacific Premier Bancorp, Inc. 52,215 2,193
PacWest Bancorp 289,553 13,745
Palomar Holdings, Inc.(Æ) 8,763 801
Parke Bancorp, Inc. 14,136 313
Peapack Gladstone Financial Corp. 18,179 610
Pebblebrook Hotel Trust(ö) 21,804 490
PennyMac Financial Services, Inc. 4,710 292
PennyMac Mortgage Investment Trust(ö) 27,955 563
Perella Weinberg Partners(Ñ) 55,310 777
Pioneer Bancorp, Inc.(Æ) 25,388 321
Popular, Inc. 31,311 2,550
Potlatch Corp.(ö) 44,199 2,310
Preferred Bank 5,110 350
Primerica, Inc. 2,921 491
PROG Holdings, Inc. 96,448 3,901
Progyny, Inc.(Æ) 34,130 2,097
Provident Financial Services, Inc. 16,449 407
PS Business Parks, Inc.(ö) 3,323 591
Radian Group, Inc. 51,019 1,218
Raymond James Financial, Inc. 36,621 3,610
Rayonier, Inc.(ö) 14,986 559
Realogy Holdings Corp.(Æ) 23,624 409
Reinsurance Group of America, Inc. Class A 1,837 217
Repay Holdings Corp.(Æ) 84,485 1,775
RLJ Lodging Trust(ö) 30,482 440
RMR Group, Inc. (The) Class A 2,668 93
Ryman Hospitality Properties, Inc.(Æ)(ö) 4,049 346
Sabra Health Care REIT, Inc.(ö) 41,389 586
Sandy Spring Bancorp, Inc. 5,719 271
Santander Consumer USA Holdings, Inc.(Ñ) 12,870 537
Security National Financial Corp. Class A(Æ) 12,753 113
Selective Insurance Group, Inc. 41,173 3,227
Signature Bank 8,348 2,486
SiriusPoint, Ltd.(Æ) 32,283 303
SL Green Realty Corp.(ö) 200 14
SLM Corp. 75,562 1,387
SmartFinancial, Inc. 15,375 400
South Plains Financial, Inc. 7,492 195
Southern First Bancshares, Inc.(Æ) 13,265 715
Southern Missouri Bancorp, Inc. 17,233 937
Spirit of Texas Bancshares, Inc. 39,297 956
St. Joe Co. (The) 28,774 1,353
Starwood Property Trust, Inc.(ö) 211,731 5,393
Sterling Bancorp 62,445 1,589
Stifel Financial Corp. 6,723 490
Summit Financial Group, Inc. 24,815 624
Sun Communities, Inc.(ö) 13,480 2,642
SVB Financial Group(Æ) 9,883 7,090
Synovus Financial Corp. 33,737 1,572
Texas Capital Bancshares, Inc.(Æ) 28,980 1,756
Timberland Bancorp, Inc. 9,941 276
Tradeweb Markets, Inc. Class A 18,095 1,612
TriState Capital Holdings, Inc.(Æ) 19,096 574

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 213
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Triumph Bancorp, Inc.(Æ) 6,648 780
Trupanion, Inc.(Æ) 7,418 760
Two Harbors Investment Corp.(ö) 110,592 710
UMB Financial Corp. 6,975 689
Umpqua Holdings Corp. 148,944 3,046
United Community Banks, Inc. 9,570 333
Unity Bancorp, Inc. 13,427 340
Unum Group 93,340 2,377
Veritex Holdings, Inc. 21,695 888
Virtus Investment Partners, Inc. 1,898 607
Voya Financial, Inc. 75,748 5,285
Walker & Dunlop, Inc. 6,326 823
Webster Financial Corp. 21,173 1,185
Western Alliance Bancorp 14,653 1,701
Westwood Holdings Group, Inc. 4,293 75
Wintrust Financial Corp. 3,628 321
World Acceptance Corp.(Æ) 5,306 984
WR Berkley Corp. 5,746 457
WSFS Financial Corp. 8,031 416
295,213
Health Care - 13.2%
4D Molecular Therapeutics, Inc.(Æ)(Ñ) 123,329 2,964
Acadia Healthcare Co., Inc.(Æ) 5,395 334
Addus HomeCare Corp.(Æ) 13,666 1,278
Aduro Biotech Holdings, Inc.(Æ)(Š) 15,391 —
Adverum Biotechnologies, Inc.(Æ) 352,231 800
Affimed NV(Æ) 22,956 156
Align Technology, Inc.(Æ) 9,207 5,749
Alkermes PLC(Æ) 7,503 227
Alnylam Pharmaceuticals, Inc.(Æ) 2,931 468
AMN Healthcare Services, Inc.(Æ) 61,155 6,036
Amneal Pharmaceuticals, Inc.(Æ) 511,772 2,810
AnaptysBio, Inc.(Æ) 15,870 522
Anavex Life Sciences Corp.(Æ)(Ñ) 41,007 768
ANI Pharmaceuticals, Inc.(Æ) 9,834 368
Anika Therapeutics, Inc.(Æ) 7,991 333
Apyx Medical Corp.(Æ) 37,880 542
Avid Bioservices, Inc.(Æ) 21,940 673
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 1,794
Bio-Techne Corp.(Æ) 18,458 9,665
BridgeBio Pharma, Inc.(Æ) 20,919 1,033
Brookdale Senior Living, Inc. Class A(Æ) 63,226 411
Cassava Sciences, Inc.(Æ)(Ñ) 7,295 315
Catalyst Pharmaceuticals, Inc.(Æ) 339,480 2,003
Centene Corp.(Æ) 43,179 3,076
Change Healthcare, Inc.(Æ) 144,248 3,106
Charles River Laboratories International,
Inc.(Æ) 9,822 4,407
Chemed Corp. 4,665 2,250
Chinook Therapeutics, Inc.(Æ) 15,391 165
Co-Diagnostics, Inc.(Æ)(Ñ) 302,142 2,481
Consensus Cloud Solutions, Inc. (Æ) 30,829 1,952
Cooper Cos., Inc. (The) 2,058 858
CorVel Corp.(Æ) 11,987 2,196
DermTech, Inc.(Æ)(Ñ) 12,113 331
DexCom, Inc.(Æ) 2,330 1,452
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Dynavax Technologies Corp.(Æ)(Ñ) 79,753 1,593
Eiger BioPharmaceuticals, Inc.(Æ) 124,224 837
Encompass Health Corp.(Æ) 8,083 514
Ensign Group, Inc. (The) 29,828 2,327
Envista Holdings Corp.(Æ) 34,354 1,343
Evolus, Inc.(Æ)(Ñ) 60,884 476
Exact Sciences Corp.(Æ) 8,202 781
Fennec Pharmaceuticals, Inc.(Æ) 31,728 293
Five Star Senior Living, Inc.(Æ) 50,091 206
Globus Medical, Inc. Class A(Æ) 6,567 507
Gritstone Oncology, Inc.(Æ)(Ñ) 83,651 919
Guardant Health, Inc.(Æ) 5,960 696
Haemonetics Corp.(Æ) 20,950 1,439
Halozyme Therapeutics, Inc.(Æ) 7,240 276
HealthEquity, Inc.(Æ) 24,992 1,654
Henry Schein, Inc.(Æ) 37,194 2,840
Horizon Therapeutics PLC(Æ) 24,512 2,939
Icon PLC(Æ) 25,378 7,278
ImmunityBio, Inc.(Æ)(Ñ) 218,141 1,708
Inhibrx, Inc.(Æ)(Ñ) 106,705 4,288
Innoviva, Inc.(Æ) 27,555 481
Integra LifeSciences Holdings Corp.(Æ) 36,168 2,404
Intersect ENT, Inc.(Æ) 32,487 876
Invitae Corp.(Æ)(Ñ) 11,878 315
Ionis Pharmaceuticals, Inc.(Æ) 7,245 231
Jazz Pharmaceuticals PLC(Æ) 2,086 277
KalVista Pharmaceuticals, Inc.(Æ) 18,705 336
Kinnate Biopharma, Inc.(Æ) 22,455 534
Laboratory Corp. of America Holdings(Æ) 7,934 2,277
LeMaitre Vascular, Inc. 29,363 1,527
Lexicon Pharmaceuticals, Inc.(Æ) 193,087 1,021
LHC Group, Inc.(Æ) 22,028 2,965
Ligand Pharmaceuticals, Inc. Class B(Æ) 9,008 1,315
Magellan Health, Inc.(Æ) 10,957 1,039
Medpace Holdings, Inc.(Æ) 13,364 3,028
Mirati Therapeutics, Inc.(Æ) 2,158 408
Moderna, Inc.(Æ) 1,559 538
ModivCare, Inc.(Æ) 4,976 810
Molina Healthcare, Inc.(Æ) 4,848 1,434
Myriad Genetics, Inc.(Æ) 41,162 1,267
Natera, Inc.(Æ) 3,441 394
NeoGenomics, Inc.(Æ) 56,216 2,586
Novavax, Inc.(Æ) 5,851 871
Olema Pharmaceuticals, Inc.(Æ) 95,284 2,573
Omnicell, Inc.(Æ) 19,108 3,404
Oranogenesis Holdings, Inc.(Æ) 10,901 120
Organon & Co. 153,658 5,647
Owens & Minor, Inc. 31,964 1,147
Pennant Group, Inc. (The)(Æ) 16,297 417
Pfenex, Inc.(Æ)(Š) 16,762 13
Prestige Brands Holdings, Inc.(Æ) 7,856 471
PTC Therapeutics, Inc.(Æ) 11,847 449
Puma Biotechnology, Inc.(Æ) 203,861 1,040
Quest Diagnostics, Inc. 7,338 1,077
Quidel Corp.(Æ) 5,410 718
Radius Health, Inc.(Æ) 30,337 655
REGENXBIO, Inc.(Æ) 1,544 55

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
214 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Repligen Corp.(Æ) 12,331 3,582
ResMed, Inc. 5,478 1,440
Rigel Pharmaceuticals, Inc.(Æ) 77,409 260
Rubius Therapeutics, Inc.(Æ) 11,770 167
Sarepta Therapeutics, Inc.(Æ) 13,002 1,029
Satsuma Pharmaceuticals, Inc.(Æ) 69,351 402
Seagen, Inc.(Æ) 4,553 803
Seer, Inc.(Æ)(Ñ) 75,859 2,801
STERIS PLC 18,770 4,387
Supernus Pharmaceuticals, Inc.(Æ) 14,740 440
Sutro Biopharma, Inc.(Æ) 17,369 350
Syneos Health, Inc. Class A(Æ) 53,466 4,990
Teladoc Health, Inc.(Æ) 1 —
Triple-S Management Corp. Class B(Æ) 52,892 1,867
United Therapeutics Corp.(Æ) 7,848 1,497
US Physical Therapy, Inc. 28,081 3,029
Vanda Pharmaceuticals, Inc.(Æ) 59,417 1,017
Veeva Systems, Inc. Class A(Æ) 6,119 1,940
Veracyte, Inc.(Æ) 42,939 2,056
Vericel Corp.(Æ) 53,967 2,484
Viemed Healthcare, Inc.(Æ) 156,546 897
West Pharmaceutical Services, Inc. 14,698 6,318
XOMA Corp.(Æ) 9,141 228
Y-mAbs Therapeutics, Inc.(Æ) 4,814 118
ZAGG, Inc.(Æ)(Š) 48,332 4
Zimmer Biomet Holdings, Inc. 484 69
181,332
Materials and Processing - 8.3%
AAON, Inc. 11,226 804
Acuity Brands, Inc. 2,856 587
AdvanSix, Inc. 27,650 1,344
Albemarle Corp. 5,736 1,437
Alcoa Corp. 35,025 1,609
American Woodmark Corp.(Æ) 6,655 457
Arconic Corp.(Æ) 55,017 1,619
Ashland Global Holdings, Inc. 40,024 3,843
Atkore International Group, Inc.(Æ) 11,750 1,111
Avient Corp.(Æ) 7,371 397
Axalta Coating Systems, Ltd.(Æ) 141,401 4,410
B2Gold Corp. 218,226 903
Balchem Corp. 20,807 3,185
Beacon Roofing Supply, Inc.(Æ) 9,638 510
Belden, Inc. 5,651 340
Berry Plastics Group, Inc.(Æ) 101 7
Builders FirstSource, Inc.(Æ) 11,757 685
Caesarstone, Ltd. 27,815 347
Century Aluminum Co.(Æ) 160,458 2,120
CF Industries Holdings, Inc. 5,180 294
Cleveland-Cliffs, Inc.(Æ) 104,855 2,528
Comfort Systems USA, Inc. 8,542 781
Commercial Metals Co. 176,625 5,684
Compass Minerals International, Inc. 5,721 375
Crown Holdings, Inc. 12,014 1,249
Domtar Corp.(Æ) 39,358 2,149
Eagle Materials, Inc. 17,343 2,573
Element Solutions, Inc.(Æ) 182,667 4,148
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FMC Corp. 55,838 5,082
Fortitude Gold Corp. 63,468 431
GCP Applied Technologies, Inc.(Æ) 2,986 67
HB Fuller Co. 3,985 281
Hexcel Corp.(Æ) 8,499 482
Huntsman Corp. 21,662 706
IAA, Inc.(Æ) 57,590 3,435
Ingevity Corp.(Æ) 3,255 254
Innospec, Inc. 4,161 377
International Paper Co. 20,478 1,017
Intrepid Potash, Inc.(Æ) 20,193 984
ITT, Inc. 39,309 3,698
JELD-WEN Holding, Inc.(Æ) 19,655 539
KAR Auction Services, Inc.(Æ) 53,956 791
Koppers Holdings, Inc.(Æ) 14,523 510
LB Foster Co. Class A(Æ) 35,408 564
Lennox International, Inc. 3,222 964
Masco Corp. 24,332 1,595
Minerals Technologies, Inc. 16,922 1,200
Mosaic Co. (The) 29,413 1,223
MRC Global, Inc.(Æ) 31,956 265
NL Industries, Inc. 39,297 227
NN, Inc.(Æ) 61,131 305
Olin Corp. 23,277 1,326
Olympic Steel, Inc. 22,978 620
Orion Engineered Carbons SA 36,892 694
Osisko Gold Royalties, Ltd. 96,879 1,224
Owens Corning 10,132 946
Packaging Corp. of America 4,726 649
Patrick Industries, Inc. 7,858 612
PGT Innovations, Inc.(Æ) 14,527 310
Quaker Chemical Corp. 3,484 856
RBC Bearings, Inc.(Æ) 1,937 453
Reliance Steel & Aluminum Co. 4,945 723
Resideo Technologies, Inc.(Æ) 50,050 1,234
Royal Gold, Inc. 3,241 321
RPM International, Inc. 6,601 576
Ryerson Holding Corp. 31,214 823
Schweitzer-Mauduit International, Inc. 4,419 154
Sealed Air Corp. 10,109 600
Sensient Technologies Corp. 12,567 1,201
Silgan Holdings, Inc. 145,543 5,851
Sonoco Products Co. 3,919 227
Steel Dynamics, Inc. 20,453 1,351
Stepan Co. 1,580 190
Sylvamo Corp.(Æ) 127,719 3,597
Terminix Global Holdings, Inc.(Æ) 39,775 1,610
Timken Co. (The) 7,696 546
TimkenSteel Corp.(Æ) 22,790 318
Trex Co., Inc.(Æ) 18,950 2,016
Trinseo Public, Ltd. Co. 18,283 1,025
UFP Industries, Inc.(Æ) 7,875 644
United States Steel Corp. 107,450 2,836
Valhi, Inc. 11,513 267
Valmont Industries, Inc. 2,427 580
Valvoline, Inc. 66,342 2,253
Verso Corp. Class A 74,349 1,642

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 215
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vulcan Materials Co. 12,507 2,378
Watsco, Inc. 4,901 1,419
Westlake Chemical Corp. 6,173 601
Worthington Industries, Inc. 9,630 523
113,689
Producer Durables - 15.1%
AAR Corp.(Æ) 11,205 396
ABM Industries, Inc. 4,060 179
ACCO Brands Corp. 404,378 3,344
AECOM(Æ) 40,397 2,762
Alamo Group, Inc. 5,697 861
Allison Transmission Holdings, Inc. Class A 44,990 1,501
Alta Equipment Group, Inc.(Æ) 66,347 957
Altra Industrial Motion Corp. 10,334 539
AO Smith Corp. 22,536 1,647
Applied Industrial Technologies, Inc. 4,001 390
ArcBest Corp. 26,835 2,411
Arcosa, Inc. 62,132 3,214
Atlas Air Worldwide Holdings, Inc.(Æ) 22,222 1,803
Atlas Technical Consultants LLC(Æ)(Ñ) 84,894 865
Avalara, Inc.(Æ) 13,851 2,488
Avery Dennison Corp. 4,784 1,042
AZZ, Inc. 4,573 243
Badger Meter, Inc. 12,047 1,232
Barnes Group, Inc. 26,877 1,127
Beyond Meat, Inc.(Æ)(Ñ) 739 73
Booz Allen Hamilton Holding Corp. Class A 9,028 784
Brady Corp. Class A 44,653 2,326
Brink's Co. (The) 11,739 809
BWX Technologies, Inc.(Æ) 84,399 4,789
Carlisle Cos., Inc. 3,258 726
CECO Environmental Corp.(Æ) 17,398 120
Chart Industries, Inc.(Æ) 6,668 1,184
CIRCOR International, Inc.(Æ) 14,686 419
Colfax Corp.(Æ) 129,113 6,665
Construction Partners, Inc. Class A(Æ) 68,412 2,436
Costamare, Inc. 25,127 337
CoStar Group, Inc.(Æ) 44,390 3,820
Curtiss-Wright Corp. 1,812 231
CyberOptics Corp.(Æ) 23,232 970
Darling Ingredients, Inc.(Æ) 12,608 1,066
Dorian LPG, Ltd. 46,650 565
Ducommun, Inc.(Æ) 5,070 245
DXP Enterprises, Inc.(Æ) 10,162 335
Dycom Industries, Inc.(Æ) 11,879 943
Eagle Bulk Shipping, Inc. 714 31
Echo Global Logistics, Inc.(Æ) 26,334 1,270
EMCOR Group, Inc. 2,714 330
Encore Wire Corp. 5,691 763
EnPro Industries, Inc. 10,599 950
ESCO Technologies, Inc. 24,586 2,079
ExlService Holdings, Inc.(Æ) 4,894 600
Exponent, Inc. 19,957 2,291
Flowserve Corp. 907 30
Fluor Corp.(Æ) 37,800 735
Forward Air Corp. 3,832 385
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Franklin Electric Co., Inc. 24,410 2,109
frontdoor, Inc.(Æ) 12,984 484
FTI Consulting, Inc.(Æ) 2,997 431
Gates Industrial Corp. PLC(Æ) 17,821 293
Generac Holdings, Inc.(Æ) 3,752 1,871
Graco, Inc. 4,371 329
Granite Construction, Inc. 19,483 723
Greenbrier Cos., Inc. 6,067 249
GXO Logistics, Inc.(Æ) 66,124 5,872
H&E Equipment Services, Inc. 36,448 1,643
Harsco Corp.(Æ) 30,996 530
Hawaiian Holdings, Inc.(Æ) 36,899 714
HEICO Corp. 18,810 2,622
Herc Holdings, Inc.(Æ) 7,337 1,336
Herman Miller, Inc. 22,385 871
HNI Corp. 23,841 892
Howmet Aerospace, Inc. 66,445 1,973
Huntington Ingalls Industries, Inc. 3,147 638
IDEX Corp. 2,046 455
Information Services Group, Inc. 167,166 1,362
Insperity, Inc. 1,176 147
International Seaways, Inc. 37,823 664
Itron, Inc.(Æ) 5,510 428
Jacobs Engineering Group, Inc. 8,389 1,178
JetBlue Airways Corp.(Æ) 150,982 2,118
Kaman Corp. Class A 19,582 701
Kennametal, Inc. 11,295 449
Keysight Technologies, Inc.(Æ) 18,899 3,402
Knight-Swift Transportation Holdings, Inc.
(Æ) 9,433 535
Kornit Digital, Ltd.(Æ) 13,697 2,291
Lamb Weston Holdings, Inc. 2,167 122
Landstar System, Inc. 6,155 1,082
Littelfuse, Inc. 11,994 3,533
MasTec, Inc.(Æ) 21,130 1,883
MAXIMUS, Inc. 23,374 1,977
Mayville Engineering Co., Inc.(Æ) 14,247 253
Mesa Air Group, Inc.(Æ) 81,408 614
Middleby Corp.(Æ) 8,536 1,557
Mistras Group, Inc.(Æ) 40,931 402
Modine Manufacturing Co.(Æ) 374,339 4,118
Montrose Environmental Group, Inc.(Æ) 14,252 977
Moog, Inc. Class A 2,336 176
MSC Industrial Direct Co., Inc. Class A 4,816 405
Murphy USA, Inc. 1,877 306
MYR Group, Inc.(Æ) 11,935 1,219
Nordson Corp. 6,859 1,744
NV5 Global, Inc.(Æ) 30,811 3,208
Oshkosh Corp. 3,167 339
Park-Ohio Holdings Corp. 8,275 193
Paylocity Holding Corp.(Æ) 19,836 6,053
Pentair PLC 13,065 966
Proto Labs, Inc.(Æ) 17,228 1,030
Quanta Services, Inc. 41,291 5,008
Regal Beloit Corp. 9,258 1,410
Robert Half International, Inc. 4,436 502
Rush Enterprises, Inc. Class A 47,322 2,465

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
216 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ryder System, Inc. 13,972 1,187
Saia, Inc.(Æ) 16,739 5,233
Schneider National, Inc. Class B 9,335 233
SHYFT Group, Inc. (The)(Æ) 35,204 1,451
SkyWest, Inc.(Æ) 16,791 722
Smith & Wesson Brands, Inc.(Æ) 68,239 1,467
Snap-on, Inc. 3,029 616
Southwest Gas Holdings, Inc. 1,313 91
Spirit Airlines, Inc.(Æ) 48,491 1,060
SPX Corp.(Æ) 51,202 2,974
Steelcase, Inc. Class A 14,798 176
Stericycle, Inc.(Æ) 12,268 821
Sterling Construction Co., Inc.(Æ) 21,014 505
Teledyne Technologies, Inc.(Æ) 4,593 2,063
Terex Corp. 16,159 724
Tetra Tech, Inc. 14,434 2,535
Textainer Group Holdings, Ltd. 16,226 637
Textron, Inc. 11,075 818
Thermon Group Holdings, Inc.(Æ) 36,441 630
Tidewater, Inc.(Æ) 10,522 128
TopBuild Corp.(Æ) 4,653 1,196
Toro Co. (The) 9,799 935
Travel + Leisure Co.(Æ) 31,932 1,735
TreeHouse Foods, Inc.(Æ) 11,231 406
Trimble Navigation, Ltd.(Æ) 49,203 4,299
Trinity Industries, Inc. 110,369 3,096
Ultralife Corp.(Æ) 121,942 763
UniFirst Corp. 4,504 892
United Rentals, Inc.(Æ) 7,327 2,778
Vectrus, Inc.(Æ) 8,359 405
Vontier Corp. 151,779 5,135
Wabash National Corp. 83,236 1,293
Watts Water Technologies, Inc. Class A 4,528 860
WESCO International, Inc.(Æ) 62,810 8,138
Westinghouse Air Brake Technologies Corp. 15,241 1,383
WNS Holdings, Ltd. - ADR(Æ) 2,766 246
Woodward, Inc. 3,460 391
Xerox Holdings Corp. 19,010 338
XPO Logistics, Inc.(Æ) 49,955 4,286
Zebra Technologies Corp. Class A(Æ) 2,359 1,260
208,066
Technology - 15.3%
8x8, Inc.(Æ) 7,793 177
ACI Worldwide, Inc.(Æ) 122,929 3,771
ADTRAN, Inc. 74,918 1,385
Advanced Micro Devices, Inc.(Æ) 10,126 1,217
Alarm.com Holdings, Inc.(Æ) 42,545 3,585
Alight, Inc. Class A(Æ)(Ñ) 335,567 3,651
Alpha & Omega Semiconductor, Ltd.(Æ) 12,831 445
Altair Engineering, Inc. Class A(Æ) 14,298 1,112
APi Group Corp.(Æ)(Þ) 184,975 4,029
Appfolio, Inc. Class A(Æ) 21,869 2,880
Arista Networks, Inc.(Æ) 2,393 980
Arrow Electronics, Inc.(Æ) 3,680 426
AudioCodes, Ltd. 24,907 883
Avnet, Inc. 13,838 527
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BigCommerce Holdings, Inc.(Æ) 62,489 2,888
Black Knight, Inc.(Æ) 17,469 1,225
Blackline, Inc.(Æ) 25,917 3,288
Bottomline Technologies, Inc.(Æ) 18,772 869
Box, Inc. Class A(Æ) 69,696 1,800
Broadridge Financial Solutions, Inc. 6,755 1,205
CACI International, Inc. Class A(Æ) 11,126 3,200
Calix, Inc.(Æ) 8,224 515
Cars.com, Inc.(Æ) 31,837 415
ChannelAdvisor Corp.(Æ) 63,291 1,615
CMC Materials, Inc.(Æ) 6,539 839
Cognex Corp. 21,135 1,851
Cognyte Software, Ltd.(Æ) 4,327 86
Cohu, Inc.(Æ) 5,969 191
Comtech Telecommunications Corp. 11,061 239
Concentrix Corp. 21,304 3,785
Daily Journal Corp.(Æ) 957 328
Descartes Systems Group, Inc. (The)(Æ) 41,978 3,433
Diodes, Inc.(Æ) 27,037 2,598
Dolby Laboratories, Inc. Class A 32,282 2,852
Donnelley Financial Solutions, Inc.(Æ) 22,618 867
DXC Technology Co.(Æ) 32,151 1,047
Dynatrace, Inc.(Æ) 31,296 2,347
Endava PLC - ADR(Æ) 29,645 4,698
Entegris, Inc. 37,609 5,295
Envestnet, Inc.(Æ) 42,297 3,532
EPAM Systems, Inc.(Æ) 9,673 6,512
Etsy, Inc.(Æ) 17,386 4,359
Everbridge, Inc.(Æ) 7,075 1,127
Fabrinet(Æ) 5,341 513
Fair Isaac Corp.(Æ) 9,448 3,762
Five9, Inc.(Æ) 26,188 4,138
Fortinet, Inc.(Æ) 10,707 3,601
Frontier Communications Corp.(Æ) 50,505 1,564
Gartner, Inc.(Æ) 3,010 999
Genpact, Ltd. 57,462 2,836
Globant SA(Æ) 14,592 4,658
GoDaddy, Inc. Class A(Æ) 34,548 2,390
Guidewire Software, Inc.(Æ) 16,464 2,070
Ichor Holdings, Ltd.(Æ) 11,054 483
II-VI, Inc.(Æ) 8,023 485
InterDigital, Inc. 5,524 370
IPG Photonics Corp.(Æ) 1,991 317
iRobot Corp.(Æ)(Ñ) 5,884 491
Jabil Circuit, Inc. 6,244 374
Jack Henry & Associates, Inc. 4,909 817
Kimball Electronics, Inc.(Æ) 20,531 590
KVH Industries, Inc.(Æ) 19,340 198
Leidos Holdings, Inc. 16,546 1,654
LENSAR, Inc.(Æ) 13,457 96
Liberty Latin America, Ltd. Class C(Æ) 23,011 277
LiveRamp Holdings, Inc.(Æ) 17,295 925
Lumentum Holdings, Inc. Class E(Æ) 10,082 833
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 396
ManTech International Corp. Class A 27,700 2,388
Match Group, Inc.(Æ) 4,657 702

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Monolithic Power Systems, Inc. 12,574 6,607
NAPCO Security Technologies, Inc.(Æ) 642 31
NCR Corp.(Æ) 127,695 5,049
NeoPhotonics Corp.(Æ) 39,939 404
NetApp, Inc. 19,161 1,711
NETGEAR, Inc.(Æ) 12,951 373
Nice, Ltd. - ADR(Æ)(Ñ) 13,795 3,904
Nuance Communications, Inc.(Æ) 43,046 2,370
Okta, Inc.(Æ) 1,985 491
ON Semiconductor Corp.(Æ) 12,467 599
Open Text Corp. 37,611 1,894
Paycom Software, Inc.(Æ) 560 307
Photronics, Inc.(Æ) 89,518 1,163
Plexus Corp.(Æ) 29,571 2,582
Power Integrations, Inc. 15,546 1,605
Progress Software Corp. 36,263 1,864
PTC, Inc.(Æ) 24,073 3,066
Qualys, Inc.(Æ) 25,797 3,211
Quantum Corp.(Æ) 76,558 437
Rambus, Inc.(Æ) 18,176 423
Rogers Corp.(Æ) 5,869 1,180
Roku, Inc.(Æ) 2,979 908
Sabre Corp.(Æ) 44,006 457
Sanmina Corp.(Æ) 5,603 212
ScanSource, Inc.(Æ) 13,149 470
Silicon Motion Technology Corp. - ADR 175,349 12,522
Simulations Plus, Inc. 36,426 1,840
Skyworks Solutions, Inc. 7,829 1,308
Smartsheet, Inc. Class A(Æ) 3,564 246
SPS Commerce, Inc.(Æ) 30,718 4,692
Super Micro Computer, Inc.(Æ) 155,454 5,502
SYNNEX Corp. 7,146 750
Take-Two Interactive Software, Inc.(Æ) 5,769 1,044
Thryv Holdings, Inc.(Æ) 26,083 826
Tower Semiconductor, Ltd.(Æ) 21,940 699
Trade Desk, Inc. (The) Class A(Æ) 5,340 400
TTEC Holdings, Inc. 21,585 2,037
TTM Technologies, Inc.(Æ) 22,640 300
Tyler Technologies, Inc.(Æ) 7,132 3,874
Unisys Corp.(Æ) 60,974 1,559
Universal Display Corp. 3,685 675
Upland Software, Inc.(Æ) 39,064 1,304
Verint Systems, Inc.(Æ) 64,095 2,987
Vimeo, Inc.(Æ) 11,651 393
Wix.com, Ltd.(Æ) 4,482 833
211,110
Utilities - 3.2%
Algonquin Power & Utilities Corp.(Ñ) 83,868 1,210
Alliant Energy Corp. 6,259 354
American States Water Co. 15,862 1,441
American Water Works Co., Inc. 9,200 1,603
Black Hills Corp. 8,924 592
CMS Energy Corp. 31,381 1,894
Cogent Communications Holdings, Inc. 20,249 1,551
Consolidated Communications Holdings, Inc.
(Æ) 25,716 190
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DT Midstream, Inc. 102,465 4,914
DTE Energy Co. 11,539 1,308
Earthstone Energy, Inc. Class A(Æ) 52,676 535
Essential Utilities, Inc. 10,235 482
Falcon Minerals Corp. 12,284 72
Goodrich Petroleum Corp.(Æ) 23,765 485
IDT Corp. Class B(Æ) 2,325 113
Iridium Communications, Inc.(Æ) 47,158 1,912
J2 Global, Inc.(Æ) 92,489 11,864
MDU Resources Group, Inc. 115,754 3,557
National Fuel Gas Co. 2,628 151
NextDecade Corp.(Æ) 57,568 211
NorthWestern Corp. 20,776 1,181
NRG Energy, Inc. 12,049 481
Ovintiv, Inc. 7,842 294
Rattler Midstream, LP 130,355 1,573
Talos Energy, Inc.(Æ) 40,238 522
UGI Corp. 73,445 3,188
Viper Energy Partners, LP 112,566 2,482
Vistra Corp. 2,700 53
44,213
Total Common Stocks
(cost $679,577) 1,339,021
Preferred Stocks - 0.1%
Consumer Staples - 0.1%
Qurate Retail, Inc.
8.000% due 03/15/31 4,783
522
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25 (¢) 3,454
109
Total Preferred Stocks
(cost $459) 631
Warrants and Rights - 0.0%
Nabors Industries, Inc.(Ñ) (Æ)
2026  Warrants 3,926 29
Whiting Petroleum Corp. Class A( Æ)
2024  Warrants 12,581 141
Total Warrants and Rights
(cost $58) 170
Short-Term Investments - 3.3%
U.S. Cash Management Fund(@) 45,561,117
(∞)
45,552
Total Short-Term Investments
(cost $45,552) 45,552
Other Securities - 2.3%
U.S. Cash Collateral Fund(@)(×) 31,666,435
(∞)
31,666
Total Other Securities
(cost $31,666) 31,666

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
218 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Investments - 103.1%
(identified cost $757,312) 1,417,040
Other Assets and Liabilities, Net
- (3.1)%
(42,861)
Net Assets - 100.0%
1,374,179

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 219
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.3%
APi Group Corp. 05/29/20 184,975 13.45 2,487 4,029
4,029
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
220 Tax-Managed U.S. Mid & Small Cap Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 210,646 $ — $ —
$ —
$ 210,646 15.3
Consumer Staples 31,253 — —
—
31,253 2.3
Energy 43,499 — —
—
43,499 3.2
Financial Services 295,213 — —
—
295,213 21.5
Health Care 181,315 — 17
—
181,332 13.2
Materials and Processing 113,689 — —
—
113,689 8.3
Producer Durables 208,066 — —
—
208,066 15.1
Technology 211,110 — —
—
211,110 15.3
Utilities 44,213 — —
—
44,213 3.2
Preferred Stocks 631 — — — 631 0.1
Warrants and Rights 170 — — — 170 — *
Short-Term Investments — — — 45,552 45,552 3.3
Other Securities — — — 31,666 31,666 2.3
Total Investments 1,339,805 — 17 77,218 1,417,040 103.1
Other Assets and Liabilities, Net
(3.1)
100.0
* Less than 0.05% of net assets.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 221
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,125
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 91
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
222 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands
4
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 30,025 $ — $ 30,025
Total Financial and Derivative Assets
30,025 — 30,025
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 30,025 $ — $ 30,025
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 2,264 $ — $ 2,264 $ —
Bank of Montreal
1,185 — 1,185 —
Bank of Nova Scotia
1,336 — 1,336 —
Barclays
2,388 — 2,388 —
Citigroup
406 — 406 —
Goldman Sachs
1,632 — 1,632 —
HSBC
12,086 — 12,086 —
ING
250 — 250 —
Morgan Stanley
3,732 — 3,732 —
National Bank of Canada
957 — 957 —
Wells Fargo
3,789 — 3,789 —
Total
$ 30,025 $ — $ 30,025 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 223
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 757,312
Investments, at fair value(*)(>) ......................................................................................................................................................
1,417,040
Receivables:
Dividends and interest ....................................................................................................................................................... 276
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 53,258
Fund shares sold ................................................................................................................................................................ 1 ,842
Total assets .................................................................................................................................................
1,47 2,418
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 64,807
Fund shares redeemed ....................................................................................................................................................... 328
Accrued fees to affiliates .................................................................................................................................................... 1,315
Other accrued expenses ..................................................................................................................................................... 123
Payable upon return of securities loaned ....................................................................................................................................... 31,666
Total liabilities .............................................................................................................................................
9 8,239
Net Assets ............................................................................................................................................................
$ 1,374,179

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
224 Tax-Managed U.S. Mid & Small Cap Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 655,4 51
Shares of beneficial interest ...........................................................................................................................................................
333
Additional paid-in capital ..............................................................................................................................................................
718,395
Net Assets ............................................................................................................................................................
$ 1,374,179
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 39.31
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 41.71
Class A — Net assets ............................................................................................................................................................. $ 29,139,768
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 741,316
Net asset value per share: Class C(#) ............................................................................................................................................. $ 32.88
Class C — Net assets ............................................................................................................................................................. $ 16,259,255
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 494,552
Net asset value per share: Class M(#) ............................................................................................................................................ $ 41.47
Class M — Net assets ............................................................................................................................................................ $ 308,275,586
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 7,432,811
Net asset value per share: Class S(#) .............................................................................................................................................. $ 41.35
Class S — Net assets ............................................................................................................................................................. $ 1,020,504,261
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 24,677,699
Amounts in thousands
(*)     Securities on loan included in investments $ 30,025
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 77,218
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 225
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 12,844
Dividends from affiliated funds ......................................................................................................................................... 26
Securities lending income (net) ......................................................................................................................................... 255
Total investment income ...............................................................................................................................................................
13,125
Expenses
Advisory fees .................................................................................................................................................................... 11,834
Administrative fees ........................................................................................................................................................... 586
Custodian fees ................................................................................................................................................................... 139
Distribution fees - Class A ................................................................................................................................................ 65
Distribution fees - Class C ................................................................................................................................................ 111
Transfer agent fees - Class A ............................................................................................................................................ 53
Transfer agent fees - Class C ............................................................................................................................................. 29
Transfer agent fees - Class M ............................................................................................................................................ 497
Transfer agent fees - Class S ............................................................................................................................................. 1,854
Professional fees ............................................................................................................................................................... 114
Registration fees ............................................................................................................................................................... 92
Shareholder servicing fees - Class C ................................................................................................................................. 37
Trustees’ fees .................................................................................................................................................................... 48
Printing fees ...................................................................................................................................................................... 140
Proxy fees ......................................................................................................................................................................... 56
Miscellaneous ................................................................................................................................................................... 23
Expenses before reductions .............................................................................................................................................. 15,678
Expense reductions ........................................................................................................................................................... (1,054)
Net expenses .................................................................................................................................................................................
14,624
Net investment income (loss) ........................................................................................................................................................
(1,499)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 30,886
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. 2,125
Net realized gain (loss) ..................................................................................................................................................................
33,009
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 392,629
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. 91
Net change in unrealized appreciation (depreciation) ................................................................................................................... 392,722
Net realized and unrealized gain (loss) ......................................................................................................................................... 425,731
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 424,232

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
226 Tax-Managed U.S. Mid & Small Cap Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ (1,499) $ 913
Net realized gain (loss) ...................................................................................................................... 33,009 (26,229)
Net change in unrealized appreciation (depreciation) ....................................................................... 392,722 19,457
Net increase (decrease) in net assets from operations ............................................................................. 424,232 (5,859)
Distributions
To shareholders
Class A .......................................................................................................................................... (36) (16)
Class M ......................................................................................................................................... (890) (370)
Class S ........................................................................................................................................... (3,027) (2,138)
Net decrease in net assets from distributions .......................................................................................... (3,953) (2,524)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 75,777 125,409
Total Net Increase (Decrease) in Net Assets ..........................................................................
496,056 117,026
Net Assets
Beginning of period .................................................................................................................................
878,123 761,097
End of period ..........................................................................................................................................
$ 1,374,179 $ 878,123

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 227
(1)    For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 122 $ 4,552 288 $ 7,006
Proceeds from reinvestment of distributions 1 36 1 16
Payments for shares redeemed (67) (2,488) (180) (4,519)
Net increase (decrease)
56 2,100 109 2,503
Class C
Proceeds from shares sold 105 3,229 129 2,722
Payments for shares redeemed (86) (2,611) (186) (3,936)
Net increase (decrease)
19 618 (57) (1,214)
Class E(1)
Proceeds from shares sold — — 7 205
Payments for shares redeemed — — (27) (672)
Net increase (decrease)
— — (20) (467)
Class M
Proceeds from shares sold 4,180 155,861 2,857 72,803
Proceeds from reinvestment of distributions 26 890 12 370
Payments for shares redeemed (1,556) (60,188) (933) (23,469)
Net increase (decrease)
2,650 96,563 1,936 49,704
Class S
Proceeds from shares sold 5,211 200,791 9,609 245,587
Proceeds from reinvestment of distributions 88 3,002 70 2,116
Payments for shares redeemed (6,125) (227,297) (6,974) (172,820)
Net increase (decrease)
(826) (23,504) 2,705 74,883
Total increase (decrease)
1,899 $ 75,777 4,673 $ 125,409

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
228 Tax-Managed U.S. Mid & Small Cap Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 26.66 (.15) 12.85 12.70 (.05) —
October 31, 2020 27.19 (.04) (.46) (.50) (.03) —
October 31, 2019 25.58 (.03) 1.64 1.61 — —
October 31, 2018 24.96 (.10) .87 .77 — (.15)
October 31, 2017 20.15 (.07) 4.88 4.81 — —
Class C
October 31, 2021 22.42 (.35) 10.81 10.46 — —
October 31, 2020 23.01 (.19) (.40) (.59) — —
October 31, 2019 21.80 (.19) 1.40 1.21 — —
October 31, 2018 21.45 (.25) .75 .50 — (.15)
October 31, 2017 17.44 (.20) 4.21 4.01 — —
Class M
October 31, 2021 28.11 (.01) 13.52 13.51 (.15) —
October 31, 2020 28.64 .05 (.46) (.41) (.12) —
October 31, 2019 26.84 .06 1.74 1.80 — —
October 31, 2018 26.09 —(f) .90 .90 — (.15)
October 31, 2017(3) 23.84 (.04) 2.29 2.25 — —
Class S
October 31, 2021 28.03 (.05) 13.49 13.44 (.12) —
October 31, 2020 28.56 .03 (.47) (.44) (.09) —
October 31, 2019 26.79 .05 1.72 1.77 — —
October 31, 2018 26.06 (.03) .91 .88 — (.15)
October 31, 2017 20.98 (.01) 5.09 5.08 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed U.S. Mid & Small Cap Fund 229
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.05) 39.31 47.69 29,140 1.52 1.48 (.40) 35
(.03) 26.66 (1.86) 18,270 1.54 1.48 (.16) 81
— 27.19 6.29 15,657 1.53 1.47 (.11) 66
(.15) 25.58 3.07 13,046 1.54 1.50 (.38) 45
— 24.96 23.87 12,824 1.55 1.53 (.32) 48
— 32.88 46.65 16,259 2.27 2.20 (1.13) 35
— 22.42 (2.56) 10,666 2.29 2.20 (.86) 81
— 23.01 5.55 12,271 2.29 2.20 (.83) 66
(.15) 21.80 2.31 13,359 2.29 2.22 (1.10) 45
— 21.45 22.99 13,668 2.30 2.25 (1.03) 48
(.15) 41.47 48.19 308,276 1.27 1.10 (.03) 35
(.12) 28.11 (1.45) 134,435 1.30 1.10 .20 81
— 28.64 6.71 81,546 1.30 1.10 .20 66
(.15) 26.84 3.48 26,676 1.29 1.12 (.01) 45
— 26.09 9.40 14,762 1.30 1.15 (.25) 48
(.12) 41.35 48.05 1,020,504 1.27 1.20 (.12) 35
(.09) 28.03 (1.55) 714,752 1.29 1.20 .13 81
— 28.56 6.61 651,086 1.29 1.20 .17 66
(.15) 26.79 3.37 589,875 1.29 1.22 (.10) 45
— 26.06 24.21 503,713 1.30 1.25 (.04) 48

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
See accompanying notes which are an integral part of the financial statements.
230 Tax-Managed U.S. Mid & Small Cap Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 1,088,512
Administration fees 55,188
Distribution fees 16,442
Shareholder servicing fees 3,424
Transfer agent fees 147,570
Trustee fees 4,002
$ 1,315,138
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 32,616 $ 222,927 $ 223,877 $ — $ — $ 31,666 $ 12 $ —
U.S. Cash Management Fund 29,075 249,685 233,208 (2) 2 45,552 26 —
$ 61,691 $ 472,612 $ 457,085 $ (2) $ 2 $ 77,218 $ 38 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 760,864,819 $ 659,972,923 $ (3,797,492) $ 656,175,431 $ — $ 1,434,827
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Distributions in
Excess
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 3,941,665 $ — $ 11,264 $ 2,524,182 $ — $ —
Total distributable earnings (losses)
$ 13
Additional paid-in capital
(13)

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
232 Tax-Managed International Equity Fund
Tax-Managed International Equity Fund
-
Class A
‡
Total
Return
1 Year 25 .13%
5 Years 6 .74%§
Inception* 3 .93%§
Tax-Managed International Equity Fund
-
Class C
Total
Return
1 Year 31 .65%
5 Years 7 .20%§
Inception* 4 .10%§
Tax-Managed International Equity Fund
-
Class M
‡‡
Total
Return
1 Year 33 .29%
5 Years 8 .40%§
Inception* 5 .23%§
Tax-Managed International Equity Fund
-
Class S
Total
Return
1 Year 33 .04%
5 Years 8 .28%§
Inception* 5 .14%§
MSCI ACWI ex USA Index (Net)**
Total
Return
1 Year 29 .66%
5 Years 9 .77%§
Inception* 6 .19%§
Tax-Managed International Equity Linked Benchmark***
Total
Return
1 Year 29 .66%
5 Years 9 .83%§
Inception* 6 .27%§

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Tax-Managed International Equity Fund 233
The Tax-Managed International Equity Fund (the “Fund”)
employs a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers have non-discretionary asset management assignments pursuant to
which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases
and sells securities for the Fund. RIM also manages the portion of the Fund’s assets that RIM determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October 31, 2021, the
Fund had five money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares gained
32.74%, 31.65%, 33.29% and 33.04%, respectively. This is
compared to the Fund’s benchmark, the MSCI ACWI ex USA
Index (Net), which gained 29.66% during the fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Foreign Large Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
31.46%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets were positive over the fiscal year.
Europe and the United Kingdom had the strongest gains, while
Asia-Pacific ex-Japan and the Emerging Markets underperformed relative to other non-U.S. developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, energy led, with financials also contributing positively to performance. Communication services and utilities contributed the least to positive performance among sectors.
In terms of factor performance, the value factor was the main driver of positive performance over the fiscal year, while the low volatility and momentum factors lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Each Class of the Fund outperformed the Fund’s benchmark
for the fiscal year. The fund’s tactical tilt to the value factor was a tailwind. Sector allocation was additive, mainly due to an overweight to financials and an underweight to health care.
Underweights to Asia ex-Japan was a positive contributor, while an underweight to North America detracted. Stock selection
contributed positively over the fiscal year, particularly within the consumer discretionary and materials sectors.
With respect to certain of the Fund’s money managers,
AllianceBernstein L.P. (“AllianceBernstein”) was the top
performer during the fiscal year. The manager’s tilt to small cap and value were tailwinds. Selection drove performance, and was successful, particularly in consumer discretionary.
Intermede Investment Partners, Limited’s (“Intermede”) growth strategy faced headwinds. An underweight to energy and an
overweight to consumer staples detracted. The manager’s
underweight to the United Kingdom also hurt performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
RIM manages a multi-factor positioning strategy that aims to increase the Fund’s value exposure while moderating volatility exposure and expressing RIM’s total preferred positioning
across multiple factors and sectors. The strategy uses the output from quantitative and/or rules-based processes and qualitative analysis to purchase a stock portfolio expressing these views.
The positioning strategy’s benchmark-relative performance was positive for the fiscal year, as the strategy’s overweight to value was a tailwind.
In addition, RIM utilized equity futures and currency forward contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency
exposures. This strategy was a positive contributor during the fiscal year.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.

Russell Investment Company
Tax-Managed International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
234 Tax-Managed International Equity Fund
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
AllianceBernstein L.P. Emerging – Value
Intermede Investment Partners Limited and
Intermede Global Partners Inc. Developed – Growth
Pzena Investment Management LLC Developed – Value
RWC Asset Advisors (US) LLC Emerging – Market
Oriented
Wellington Management Company LLP Developed – Blend
* Assumes initial investment on June 1, 2015.
** The MSCI ACWI ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indexes comprising 22 developed and 24 emerging market country indexes.
*** The Tax-Managed International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Tax-Managed International Equity Linked Benchmark represents the returns of the
Russell Global ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI ACWI ex USA
Index (net of tax on dividends from foreign holdings) thereafter.
‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Tax-Managed International Equity Fund 235
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,009.70 $ 1,018.65
Expenses Paid During Period* $ 6.59 $ 6.61
* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,004.90 $ 1,014.87
Expenses Paid During Period* $ 10.36 $ 10.41
* Expenses are equal to the Fund's annualized expense ratio of 2.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,011.30 $ 1,020.42
Expenses Paid During Period* $ 4.82 $ 4.84
* Expenses are equal to the Fund's annualized expense ratio of 0.95%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
236 Tax-Managed International Equity Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,010.50 $ 1,019.91
Expenses Paid During Period* $ 5.32 $ 5.35
* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.1%
Argentina - 0.0%
Grupo Financiero Galicia SA - ADR 67,565 718
Australia - 1.8%
AGL Energy, Ltd. 326,673 1,410
Alumina, Ltd. 51,555 77
ASX, Ltd. - ADR 16,220 1,017
Australia & New Zealand Banking
Group, Ltd. - ADR 87,929 1,854
BHP Group PLC 165,988 4,409
BHP Group, Ltd. - ADR 219,137 6,011
BlueScope Steel, Ltd. 97,862 1,512
Cochlear, Ltd. 5,887 980
Commonwealth Bank of Australia - ADR 135,429 10,624
CSL, Ltd. 12,110 2,746
Endeavour Group, Ltd.(Æ) 28,891 148
Fortescue Metals Group, Ltd. 284,996 2,977
Insurance Australia Group, Ltd.(Æ) 664,055 2,389
Macquarie Group, Ltd. 8,546 1,272
Medibank Pvt, Ltd. 772,167 1,934
National Australia Bank, Ltd. - ADR 64,616 1,390
Newcrest Mining, Ltd. 16,958 316
Origin Energy, Ltd. 102,122 390
Rio Tinto, Ltd. - ADR 17,946 1,216
Santos, Ltd. 213,053 1,109
South32, Ltd. Class B 961,845 2,573
Tabcorp Holdings, Ltd. 246,339 922
Telstra Corp., Ltd. 69,457 200
Transurban Group - ADR(Æ) 37,897 385
Wesfarmers, Ltd.(Æ) 26,345 1,137
Westpac Banking Corp. 82,874 1,613
Woolworths Group, Ltd. 28,891 830
51,441
Austria - 0.3%
Erste Group Bank AG 110,842 4,761
OMV AB 28,498 1,723
Raiffeisen Bank International AG 39,823 1,167
Voestalpine AG 14,152 537
8,188
Belgium - 0.3%
Ageas SA 65,975 3,217
Anheuser-Busch InBev SA 14,189 869
Colruyt SA 1,920 94
KBC Group NV 28,619 2,671
Solvay SA 1,603 191
UCB SA 6,021 718
7,760
Brazil - 0.9%
Ambev SA 2,351,343 7,079
Americanas SA(Æ) 54,311 286
Atacadao SA 711,889 2,099
B3 SA - Brasil Bolsa Balcao 444,983 939
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 383,902 2,394
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 79,783 501
Cosan SA 173,116 607
Diagnosticos da America SA(Æ) 178,304 1,107
Hapvida Participacoes e Investimentos
SA(Þ) 989,077 2,022
Hypera SA(Æ) 31,472 156
Minerva SA 696,205 1,202
Pagseguro Digital, Ltd. Class A(Æ) 68,928 2,495
Petroleo Brasileiro SA - ADR 127,248 1,237
Rumo SA(Æ) 622,099 1,763
Telefonica Brasil, SA 255,321 2,059
TIM SA(Æ) 73,977 147
Vale SA 32,053 407
26,500
Canada - 4.9%
Air Canada Class B(Æ) 49,364 885
Algonquin Power & Utilities Corp. 2,714 39
ARC Resources, Ltd. 85,406 819
Atco, Ltd. Class I 30,015 1,019
B2Gold Corp. 463,366 1,913
Bank of Montreal 7,324 795
Bank of Nova Scotia (The) 21,386 1,402
Barrick Gold Corp. 151,259 2,776
BCE, Inc. 21,146 1,089
Brookfield Asset Management, Inc.
Class A 17,037 1,029
CAE, Inc.(Æ) 269,846 8,183
Cameco Corp. Class A 74,549 1,812
Canadian Apartment Properties(ö) 10,910 533
Canadian Imperial Bank of Commerce 7,628 926
Canadian National Railway Co. 111,872 14,867
Canadian Natural Resources, Ltd. 1 —
Canadian Pacific Railway, Ltd. 20,630 1,597
Canadian Tire Corp., Ltd. Class A 6,651 945
CCL Industries, Inc. Class B 1,170 64
Celestica, Inc.(Æ) 132,800 1,304
Cenovus Energy, Inc. 158,385 1,894
CGI Group, Inc.(Æ) 11,541 1,031
CI Financial Corp. 8,511 194
Constellation Software, Inc. 615 1,081
Dollarama, Inc. 48,820 2,207
Emera, Inc. 13,255 617
Enbridge, Inc. 16,482 690
Fairfax Financial Holdings, Ltd. 2,865 1,160
First Quantum Minerals, Ltd. 989,347 23,422
Fortis, Inc. 23,359 1,040
George Weston, Ltd. 6,616 715
Great-West Lifeco, Inc. 50,649 1,490
Hydro One, Ltd.(Þ) 32,728 782
iA Financial Corp., Inc. 14,976 886
Imperial Oil, Ltd. 32,973 1,116
Intact Financial Corp. 4,868 653
Ivanhoe Mines, Ltd. Class A(Æ) 382,892 3,004

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
238 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinross Gold Corp. 231,777 1,393
Loblaw Cos., Ltd. 22,866 1,720
Magna International, Inc. Class A 22,491 1,829
Manulife Financial Corp. 173,368 3,377
Metro, Inc. Class A 24,071 1,211
National Bank of Canada 19,088 1,580
Onex Corp. 11,349 846
Open Text Corp. 7,239 365
Pan American Silver Corp. 82,264 2,107
Pembina Pipeline Corp. 10,204 338
Restaurant Brands International, Inc. 10,135 574
Rogers Communications, Inc. Class B 16,168 752
Royal Bank of Canada - GDR 107,085 11,146
Shaw Communications, Inc. Class B 87,426 2,518
Shopify, Inc. Class A(Æ) 1,607 2,357
Sun Life Financial, Inc. 135,412 7,717
TC Energy Corp.(Æ) 11,820 639
Teck Resources, Ltd. Class B 117,899 3,290
TMX Group, Ltd. 6,746 730
Toronto-Dominion Bank (The) 140,392 10,191
Tourmaline Oil Corp. 29,769 1,076
Trisura Group, Ltd.(Æ) 436 15
139,750
Chile - 0.4%
Banco de Chile - ADR 3 —
Latam Airlines Group SA(Æ) 232,957 340
Liberty Latin America, Ltd. Class C(Æ) 11,972 144
Sociedad Quimica y Minera de Chile
SA - ADR 207,430 11,386
11,870
China - 10.1%
Agricultural Bank of China, Ltd. Class H 16,629,940 5,653
Alibaba Group Holding, Ltd.(Æ) 977,560 20,224
Aluminum Corp. of China, Ltd.(Æ) 1,464,258 1,402
Anhui Conch Cement Co., Ltd. Class A 111,329 660
Anhui Conch Cement Co., Ltd. Class H 303,039 1,505
Baidu, Inc. - ADR(Æ) 22,256 3,611
Bank of China, Ltd. Class H 5,170,616 1,825
Bank of Communications Co., Ltd. Class
H 721,000 430
Beijing Enterprises Water Group, Ltd. 1,702,188 651
Beijing Sanju Environmental Protection
& New Materials Co., Ltd. Class A(Æ) 568,116 539
Bilibili, Inc. - ADR(Æ) 41,774 3,062
Bilibili, Inc. Class Z(Æ) 21,851 1,608
CGN Power Co., Ltd. Class H(Þ) 1,529,212 412
China Bohai Bank Co., Ltd. Class H(Þ) 2,694,817 1,023
China CITIC Bank Corp., Ltd. Class H 2,577,200 1,131
China Communications Services Corp.,
Ltd. Class H 2,634,499 1,456
China Construction Bank Corp. Class H 14,439,607 9,844
China Datang Corp. Renewable Power
Co., Ltd. Class H 5,120,557 2,174
China Everbright Bank Co., Ltd. Class H 539,813 190
China Hongqiao Group, Ltd. 1,116,000 1,238
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Huarong Asset Management Co.,
Ltd. Class H(Æ)(Š)(Þ) 16,079,000 2,108
China Life Insurance Co., Ltd. Class A 125,316 581
China Life Insurance Co., Ltd. Class H 316,773 551
China Longyuan Power Group Corp.,
Ltd. Class H 1,633,000 3,807
China Mengniu Dairy Co., Ltd.(Æ) 247,223 1,578
China Merchants Bank Co., Ltd. Class A 41,016 344
China Merchants Bank Co., Ltd. Class H 262,598 2,218
China Minsheng Banking Corp., Ltd.
Class A 868,093 527
China Minsheng Banking Corp., Ltd.
Class H 1,048,142 415
China National Building Material Co.,
Ltd. Class H 800,872 1,005
China Oilfield Services, Ltd. Class H 500,000 479
China Petroleum & Chemical Corp.
Class H 1,639,359 798
China Resources Land, Ltd. 927,112 3,604
China Southern Airlines Co., Ltd. Class
H(Æ) 5,637,581 3,435
China Tower Corp., Ltd. Class H(Þ) 4,286,412 556
China Vanke Co., Ltd. Class A 12,290 35
CIFI Holdings Group Co., Ltd. 5,656,000 3,133
CITIC Securities Co., Ltd. Class H 222,573 566
COSCO SHIPPING Holdings Co., Ltd.
Class H(Æ) 1,852,124 2,889
Country Garden Services Holdings Co.,
Ltd. 157,000 1,216
CSPC Pharmaceutical Group, Ltd. 826,707 866
ENN Energy Holdings, Ltd. 93,879 1,627
Focus Media Information Technology
Co., Ltd. Class A 595,289 686
Geely Automobile Holdings, Ltd. 2,243,340 7,840
Ginlong Technologies Co., Ltd. Class A 37,400 1,629
Greentown China Holdings, Ltd. 445,630 614
Guangdong Haid Group Co., Ltd. Class
A 23,741 244
Guangzhou R&F Properties Co., Ltd. 1,076,269 673
Guotai Junan Securities Co., Ltd. Class
A 9,117 25
Haier Smart Home Co., Ltd. Class H 366,716 1,369
Hangzhou Robam Appliances Co., Ltd.
Class A 139,989 686
Han's Laser Technology Industry Group
Co., Ltd. Class A 75,829 510
HengTen Networks Group, Ltd.(Æ) 71,379 24
Huatai Securities Co., Ltd. Class A 246,655 609
Huaxin Cement Co., Ltd. Class A 452,463 1,184
Huazhu Group, Ltd. - ADR(Æ) 142,513 6,607
Hubei Biocause Pharmaceutical Co.,
Ltd.(Æ) 1,126,847 573
Industrial & Commercial Bank of China,
Ltd. Class H 3,650,982 2,002
Industrial Bank Co., Ltd. Class A 1,643,769 4,765
Inner Mongolia BaoTou Steel Union Co.,
Ltd. Class A(Æ) 2,790,445 1,222

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JD.com, Inc. - ADR(Æ) 46,948 3,675
Jiangsu Expressway Co., Ltd. Class H 81,270 77
Kunlun Energy Co., Ltd. 4,537,372 4,156
Kweichow Moutai Co., Ltd. Class A 1,400 401
KWG Property Holding, Ltd.(Æ) 769,453 671
Lenovo Group, Ltd. 2,325,442 2,540
Li Ning Co., Ltd. 317,292 3,541
Longfor Group Holdings, Ltd.(Þ) 731,000 3,544
LONGi Green Energy Technology Co.,
Ltd. Class A 846,402 12,885
Luxshare Precision Industry Co., Ltd.
Class A 908,380 5,501
Luye Pharma Group, Ltd.(Æ)(Þ) 1,637,501 782
Meituan Class B(Æ)(Þ) 457,376 15,955
New China Life Insurance Co., Ltd.
Class H 825,218 2,393
NIO, Inc. - ADR(Æ) 39,498 1,557
PetroChina Co., Ltd. Class H 14,446,000 6,922
Pinduoduo, Inc. - ADR(Æ) 10,289 915
Ping An Bank Co., Ltd. Class A 167,200 507
Ping An Insurance Group Co. of China,
Ltd. Class A 73,711 569
Ping An Insurance Group Co. of China,
Ltd. Class H 1,127,095 8,115
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 541,001 395
QuakeSafe Technologies Co., Ltd. Class
A 84,384 1,306
Raytheon Technologies Corp. Class A 194,151 2,194
SAIC Motor Corp., Ltd. Class A 796,722 2,520
Sangfor Technologies, Inc. Class A 142,766 4,530
Sany Heavy Industry Co., Ltd. Class A 189,007 679
SDIC Capital Co., Ltd Class A 1,697,004 2,181
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,798,347 3,297
Shenzhen Kangtai Biological Products
Co., Ltd. Class A 84,677 1,518
Shenzhou International Group Holdings,
Ltd. 52,990 1,149
Sinopharm Group Co., Ltd. Class H 339,200 811
Songcheng Performance Development
Co., Ltd. Class A 1,522,389 3,322
Sunac China Holdings, Ltd. 122,866 264
Sunac Services Holdings, Ltd.(Þ) 3,953 8
Sunny Optical Technology Group Co.,
Ltd. 54,055 1,458
Tangshan Jidong Cement Co., Ltd. Class
A 359,543 653
Tencent Holdings, Ltd. 623,198 38,691
Times Property Holdings, Ltd. 4,225,002 2,875
Tingyi Cayman Islands Holding Corp. 238,000 445
Tongcheng-Elong Holdings, Ltd.(Æ) 1,157,200 2,588
Weibo Corp. - ADR(Æ) 15,049 677
Weichai Power Co., Ltd. Class H 1,060,781 1,908
Wingtech Technology Co., Ltd. Class A 239,624 4,129
Yuan Longping High-tech Agriculture
Co., Ltd. Class A(Æ) 1,751,514 5,761
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zhejiang Huayou Cobalt Co., Ltd. Class
A 93,958 1,624
Zhejiang Longsheng Group Co., Ltd.
Class A 326,694 635
Zhejiang NHU Co., Ltd. Class A 41,693 177
Zhongsheng Group Holdings, Ltd. 379,501 3,427
286,166
Colombia - 0.0%
Bancolombia SA - ADR 38,658 1,389
Cyprus - 0.0%
Cairo Mezz PLC(Æ) 609,369 93
Czech Republic - 0.1%
Komercni Banka AS 24,097 935
Moneta Money Bank AS(Æ)(Þ) 225,904 883
1,818
Denmark - 1.0%
AP Moller - Maersk A/S Class B 3,672 10,645
Carlsberg A/S Class B 4,284 708
Chr Hansen Holding A/S 9,350 744
Coloplast A/S Class B 2,388 389
Danske Bank A/S 178,754 3,032
Demant A/S(Æ) 6,818 331
Drilling Co. of 1972 A/S (The)(Æ) 39,615 1,417
DSV Panalpina A/S 18,320 4,259
GN Store Nord A/S 6,464 394
ISS A/S(Æ) 25,710 513
Novo Nordisk A/S Class B 52,471 5,771
28,203
Finland - 1.2%
Elisa OYJ 38,567 2,328
Fortum OYJ 9,309 277
Kone OYJ Class B 63,257 4,305
Neste OYJ 60,957 3,403
Nokia OYJ(Æ) 2,192,968 12,572
Nokian Renkaat OYJ 24,387 915
Nordea Bank Abp 194,836 2,389
Sampo OYJ Class A 90,871 4,835
Stora Enso OYJ Class R 23,321 389
UPM-Kymmene OYJ 80,078 2,830
Wartsila OYJ Class B 805 11
34,254
France - 5.9%
Accor SA(Æ) 63,241 2,265
Aeroports de Paris(Æ) 3,376 449
Air Liquide SA Class A 7,807 1,305
Airbus Group SE(Æ) 27,163 3,482
Amundi SA(Þ) 71,702 6,396
AXA SA 238,062 6,930
BioMerieux 6,339 807
BNP Paribas SA 110,894 7,439
Bollore SA 209,658 1,216

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
240 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bouygues SA - ADR 59,843 2,418
Bureau Veritas SA 67,609 2,150
Capgemini SE 11,813 2,754
Cie de Saint-Gobain SA 130,241 8,986
Cie Generale des Etablissements
Michelin SCA Class B 60,881 9,558
CNP Assurances 27,463 689
Credit Agricole SA 94,616 1,430
Danone SA 10,485 684
Dassault Aviation SA 9,710 1,014
Dassault Systemes SE 22,710 1,324
Eiffage SA 3,684 380
Electricite de France SA 35,504 524
Engie SA 373,162 5,310
EssilorLuxottica SA 5,166 1,069
Eurazeo SE 6,613 621
Hermes International 1,416 2,249
Legrand SA - ADR 4,175 454
L'Oreal SA 15,516 7,095
LVMH Moet Hennessy Louis Vuitton
SE - ADR 13,313 10,437
Orange SA - ADR 337,220 3,680
Pernod Ricard SA 3,723 857
Publicis Groupe SA - ADR 101,825 6,835
Renault SA(Æ) 73,912 2,657
Rexel SA Class H(Æ) 713,896 14,137
Safran SA 11,503 1,547
Sanofi - ADR 102,022 10,212
Sartorius Stedim Biotech 3,541 1,955
Schneider Electric SE 72,217 12,492
SCOR SE - ADR 120,999 4,079
Societe Generale SA 181,456 6,063
Sodexo SA 1,779 173
Suez SA 30,982 705
Teleperformance - GDR 2,067 864
Thales SA 4,450 410
Total SA 190,335 9,543
Vinci SA 7,511 804
Worldline SA(Æ)(Þ) 29,768 1,737
168,185
Germany - 3.2%
1&1 Drillisch AG 45,216 1,318
adidas AG 1,719 563
Allianz SE 7,474 1,738
BASF SE 135,078 9,727
Bayerische Motoren Werke
Aktiengesellschaft 9,587 967
Beiersdorf AG 5,046 536
Continental AG(Æ) 19,586 2,299
Covestro AG(Þ) 147,881 9,468
Daimler AG 87,773 8,700
Delivery Hero SE(Æ)(Þ) 46,612 5,795
Deutsche Boerse AG 34,800 5,778
Deutsche Telekom AG 50,036 930
Deutsche Wohnen SE 10,684 547
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 9,505 678
Fresenius Medical Care AG & Co. 80,145 5,331
Fresenius SE & Co. KGaA 88,998 4,040
GEA Group AG 38,618 1,902
Hannover Rueck SE 13,373 2,443
HeidelbergCement AG 7,071 533
Infineon Technologies AG - ADR 78,388 3,664
Knorr-Bremse AG 3,269 344
Merck & Co., Inc. 6,103 1,441
Muenchener Rueckversicherungs-
Gesellschaft AG 22,646 6,708
Salzgitter AG(Æ) 32,924 1,211
SAP SE - ADR 26,175 3,791
Siemens AG 33,183 5,379
Siemens Healthineers AG(Þ) 17,361 1,154
Symrise AG 7,412 1,025
United Internet AG 11,283 415
Vonovia SE 12,999 788
Zalando SE(Æ)(Þ) 29,933 2,823
92,036
Greece - 0.3%
Eurobank Ergasias SA(Æ) 6,619,692 6,933
National Bank of Greece(Æ) 534,854 1,687
8,620
Hong Kong - 2.1%
AIA Group, Ltd. 1,036,146 11,709
Bank of East Asia, Ltd. (The) 983,933 1,617
BOC Hong Kong Holdings, Ltd. 50,551 161
China Jinmao Holdings Group, Ltd. 2,617,694 766
China Resources Beer Holdings Co., Ltd. 70,000 581
China Resources Gas Group, Ltd. 118,045 635
China Traditional Chinese Medicine
Co., Ltd. 1,360,000 647
China Youzan, Ltd.(Æ) 9,516,000 1,215
CK Asset Holdings, Ltd. 505,262 3,124
CLP Holdings, Ltd. 707,949 6,926
Galaxy Entertainment Group, Ltd.(Æ) 680,112 3,675
Hang Lung Properties, Ltd. - ADR 161,028 374
Hang Seng Bank, Ltd. 258,974 4,933
HK Electric Investments & HK Electric
Investments, Ltd. 715,886 713
HKT Trust & HKT, Ltd. 467,389 635
Hong Kong & China Gas Co., Ltd. 297,888 463
Jardine Matheson Holdings, Ltd. 9,100 527
MTR Corp., Ltd. 62,025 339
Nine Dragons Paper Holdings, Ltd. 325,000 410
Power Assets Holdings, Ltd. 486,000 2,963
Shenzhen International Holdings, Ltd. 424,761 512
Shimao Group Holdings, Ltd. 196,599 309
Sun Hung Kai Properties, Ltd. 55,332 738
Swire Pacific, Ltd. Class A 126,074 795
Swire Properties, Ltd. 161,592 434
Techtronic Industries Co., Ltd. 692,500 14,229

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WH Group, Ltd.(Þ) 2,103,940 1,474
60,904
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 187,346 1,602
OTP Bank PLC(Æ) 45,110 2,708
4,310
India - 4.3%
Bharti Airtel, Ltd.(Æ) 349,104 3,202
Britannia Industries, Ltd. 23,516 1,155
Canara Bank(Æ) 706,199 2,031
Cipla, Ltd. 7,137 86
Dabur India, Ltd. Class A 41,708 326
Dr Reddy's Laboratories, Ltd. 2,598 162
GAIL India, Ltd. 1,667,901 3,326
HCL Technologies, Ltd. 40,745 624
HDFC Bank, Ltd. - ADR 18,420 1,325
Hindalco Industries, Ltd. 221,579 1,371
Hindustan Unilever, Ltd. 101,772 3,256
Housing Development Finance Corp.,
Ltd. 682,943 26,010
ICICI Bank, Ltd. 391,352 4,204
ICICI Bank, Ltd. - ADR 106,819 2,259
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 164,714 3,261
Infosys, Ltd. 72,492 1,622
Infosys, Ltd. - ADR 127,629 2,844
InterGlobe Aviation, Ltd.(Þ) 159,866 4,647
Maruti Suzuki India, Ltd. 24,992 2,500
Oil & Natural Gas Corp., Ltd. 1,059,984 2,121
Pidilite Industries, Ltd. 14,060 435
Power Grid Corp. of India, Ltd. 2,584,577 6,378
Reliance Industries, Ltd. 433,645 14,629
Reliance Industries, Ltd. - GDR(Þ) 78,033 5,312
SBI Cards & Payment Services, Ltd.(Æ) 361,842 5,111
Shriram Transport Finance Co., Ltd. 41,069 789
State Bank of India 837,980 5,619
Tata Consultancy Services, Ltd. 169,267 7,689
Tata Motors, Ltd.(Æ) 519,472 3,307
Wipro, Ltd. 130,668 1,139
Yes Bank, Ltd.(Æ) 11,897,648 2,031
Zee Entertainment Enterprises, Ltd. 819,979 3,302
122,073
Indonesia - 0.7%
Bank Central Asia Tbk PT 3,325,890 1,755
Bank Mandiri Persero Tbk PT 8,018,749 4,063
Bank Negara Indonesia Persero Tbk PT 15,373,800 7,571
Bank Tabungan Negara Persero Tbk
PT(Æ) 10,458,905 1,318
Bumi Serpong Damai Tbk PT(Æ) 13,758,500 1,082
Jasa Marga Persero Tbk PT(Æ) 3,561,000 1,056
Telkom Indonesia Persero Tbk PT 10,566,060 2,833
United Tractors Tbk PT 140,969 234
19,912
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ireland - 2.2%
Accenture PLC Class A 35,551 12,756
AerCap Holdings NV(Æ) 23,581 1,392
AIB Group PLC(Æ) 799,670 2,167
Allegion PLC 74,823 9,600
Aon PLC Class A 38,618 12,355
Bank of Ireland Group PLC(Æ) 803,220 4,805
CRH PLC 18,909 906
DCC PLC 9,242 773
Flutter Entertainment PLC(Æ) 27,035 5,115
James Hardie Industries PLC 62,720 2,450
Kerry Group PLC Class A 64,751 8,705
Medtronic PLC 585 70
Ryanair Holdings PLC - ADR(Æ) 23,300 2,645
63,739
Isle of Man - 0.1%
NEPI Rockcastle PLC 347,128 2,328
Israel - 0.2%
Bank Hapoalim BM 195,439 1,924
Bank Leumi Le-Israel BM 66,942 639
Check Point Software Technologies, Ltd.
(Æ) 2,312 277
Mizrahi Tefahot Bank, Ltd. 27,841 1,013
NICE, Ltd.(Æ) 2,366 668
4,521
Italy - 1.2%
Assicurazioni Generali SpA 189,063 4,127
Atlantia SpA(Æ) 33,151 639
Davide Campari-Milano NV SpA 234,171 3,329
Enel SpA 762,034 6,384
Eni SpA - ADR 330,483 4,732
FinecoBank Banca Fineco SpA 83,796 1,602
Intesa Sanpaolo SpA 661,879 1,886
Mediobanca Banca di Credito
Finanziario SpA 19,127 228
Moncler SpA 35,008 2,519
Pirelli & C. SpA(Þ) 162,449 999
Saipem SpA(Æ) 672,171 1,471
Snam Rete Gas SpA 3,110 18
Terna Rete Elettrica Nazionale SpA 56,676 423
UniCredit SpA 361,799 4,784
Unipol Gruppo SpA 111,971 643
33,784
Japan - 12.2%
Aeon Co., Ltd. 13,900 320
Alfresa Holdings Corp. 83,800 1,180
Alps Alpine Co., Ltd. 144,100 1,408
As One Corp. 8,474 1,159
Asahi Group Holdings, Ltd. 13,200 598
Astellas Pharma, Inc. 346,300 5,835
Bank of Kyoto, Ltd. (The) 17,700 799
BML, Inc. 24,000 843
Bridgestone Corp. 132,400 5,843

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
242 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brother Industries, Ltd. 29,200 565
Canon, Inc. 254,100 5,674
Century Tokyo Leasing Corp. 14,400 824
Citizen Watch Co., Ltd. 328,400 1,430
Concordia Financial Group, Ltd. 285,700 1,125
Dai-ichi Life Holdings, Inc. 191,085 3,980
Daiichi Sankyo Co., Ltd. 174,100 4,379
Daikin Industries, Ltd. 200 44
Daiseki Co., Ltd. 1,440 67
Daito Trust Construction Co., Ltd. 19,600 2,434
Daiwa House Industry Co., Ltd. 16,900 558
Denso Corp. 55,900 4,044
Dentsu, Inc. 24,300 891
Ebara Corp. 600 33
Eisai Co., Ltd. 45,700 3,223
Fuji Electric Co., Ltd. 16,300 797
Fuji Seal International, Inc. 19,900 437
FUJIFILM Holdings Corp. 26,421 2,045
Fujitsu, Ltd. 20,614 3,558
Fukuoka Financial Group, Inc. 140,900 2,537
GMO Payment Gateway, Inc. 7,500 954
Hamamatsu Photonics KK 7,900 468
Hankyu Hanshin Holdings, Inc. 12,400 384
Hino Motors, Ltd. 277,000 2,623
Hitachi Metals, Ltd.(Æ) 336,900 6,377
Hitachi, Ltd. 25,000 1,442
Hogy Medical Co., Ltd. 15,300 419
Honda Motor Co., Ltd. 477,565 14,068
Hoshizaki Corp. 1,500 126
Hoya Corp. 4,600 677
Iida Group Holdings Co., Ltd. 162,700 4,011
Isuzu Motors, Ltd. 855,500 11,511
ITOCHU Corp. 80,018 2,282
Japan Airlines Co., Ltd.(Æ) 140,800 3,035
Japan Exchange Group, Inc. 158,100 3,745
Japan Post Insurance Co., Ltd. Class A 32,800 529
Japan Tobacco, Inc. 354,100 6,948
JFE Holdings, Inc. 84,700 1,301
JGC Holdings Corp. 265,400 2,490
JSR Corp. 30,300 1,096
Kamigumi Co., Ltd. 82,100 1,651
Kansai Electric Power Co., Inc. (The) 94,100 867
Kao Corp. 106,200 6,001
Kawasaki Heavy Industries, Ltd. 1,500 30
KDDI Corp. 214,700 6,656
Keio Corp. 8,400 424
Keyence Corp. 17,800 10,733
Kirin Holdings Co., Ltd. 10,900 190
Koito Manufacturing Co., Ltd. 12,600 714
Komatsu, Ltd. 410,500 10,723
Kubota Corp. 36,400 776
Kyowa Kirin Co., Ltd. 33,800 1,111
Lawson, Inc. 4,900 237
McDonald's Holdings Co. Japan, Ltd. 13,100 585
Medipal Holdings Corp. 30,500 551
MEIJI Holdings Co., Ltd. 57,300 3,618
Menicon Co., Ltd. 179,100 6,740
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Chemical Holdings Corp. 43,700 362
Mitsubishi Electric Corp. 358,900 4,815
Mitsubishi Estate Co., Ltd. 243,700 3,703
Mitsubishi Heavy Industries, Ltd. 26,400 676
Mitsubishi UFJ Financial Group, Inc. 1,163,500 6,368
Mitsui & Co., Ltd. 58,000 1,323
Mitsui Chemicals, Inc. 8,400 250
Mizuho Financial Group, Inc. 42,000 551
MS&AD Insurance Group Holdings, Inc. 90,300 2,900
Murata Manufacturing Co., Ltd. 35,300 2,687
Nakanishi, Inc. 6,477 150
NEC Corp. 7,600 389
Nidec Corp. 5,600 619
Nintendo Co., Ltd. 12,575 5,559
Nippon Prologis REIT, Inc.(ö) 246 822
Nippon Shinyaku Co., Ltd. 8,700 697
Nippon Steel Corp. 82,100 1,430
Nippon Telegraph & Telephone Corp. 30,800 863
Nissan Motor Co., Ltd.(Æ) 592,900 3,013
Nissin Foods Holdings Co., Ltd. 7,900 604
Nitori Holdings Co., Ltd. 8,500 1,560
Nitto Denko Corp. 40,600 3,171
Nomura Holdings, Inc. 444,900 2,130
NTT Data Corp. 54,700 1,098
Obayashi Corp. 14,000 118
Obic Co., Ltd. 300 55
Odakyu Electric Railway Co., Ltd. 21,900 474
Ono Pharmaceutical Co., Ltd. 267,800 5,616
Oriental Land Co., Ltd. 5,700 898
Osaka Gas Co., Ltd. 35,500 573
Otsuka Corp. 22,300 1,099
Otsuka Holdings Co., Ltd. 119,700 4,739
Pan Pacific International Holdings Corp. 30,400 637
Panasonic Corp. 628,000 7,695
Pigeon Corp. 45,300 1,050
Qol Holdings Co., Ltd. 3,300 49
Rakuten, Inc. 57,000 626
Recruit Holdings Co., Ltd. 21,900 1,460
Resona Holdings, Inc. 1,521,300 5,669
Rinnai Corp. 5,800 595
Secom Co., Ltd. 9,463 644
Sekisui Chemical Co., Ltd. 78,600 1,290
Sekisui House, Ltd. 26,200 544
Seven & i Holdings Co., Ltd. 11,600 487
Shimadzu Corp. 3,000 122
Shimano, Inc. 2,387 665
Shin-Etsu Chemical Co., Ltd. 76,700 13,674
Shiseido Co., Ltd. 104,600 6,968
Shizuoka Bank, Ltd. (The) 137,900 1,112
SMC Corp. 3,900 2,333
SoftBank Group Corp. 97,684 3,230
Sompo Japan Nipponkoa Holdings, Inc. 21,801 948
Sony Corp. 40,200 4,646
Subaru Corp. 166,000 3,253
Sumitomo Dainippon Pharma Co., Ltd. 68,600 969
Sumitomo Electric Industries, Ltd. 169,800 2,252
Sumitomo Heavy Industries, Ltd. 55,300 1,427

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Mitsui Banking Corp. 281,202 9,117
Sumitomo Mitsui Trust Holdings, Inc. 124,900 4,085
Suntory Beverage & Food, Ltd. 16,000 621
Suzuki Motor Corp. 43,600 1,947
T&D Holdings, Inc. 491,400 6,236
Taiheiyo Cement Corp. 84,200 1,785
Taisei Corp. 10,200 320
Takeda Pharmaceutical Co., Ltd. 109,000 3,061
THK Co., Ltd. 73,900 1,591
Toho Co., Ltd. 16,400 771
Tokio Marine Holdings, Inc. 29,800 1,558
Tokyo Electron, Ltd. 11,600 5,408
Tokyu Fudosan Holdings Corp. 36,000 209
Toray Industries, Inc. 96,500 602
Toshiba Corp. 29,700 1,282
Toyota Industries Corp. 30,800 2,618
Toyota Motor Corp. 212,000 3,730
Toyota Tsusho Corp. 5,300 230
Transcosmos, Inc. 16,100 485
Trend Micro, Inc. 33,800 1,910
Unicharm Corp. 25,688 1,036
USS Co., Ltd. 100,200 1,612
Yamada Denki Co., Ltd. 113,000 432
Yamaha Motor Co., Ltd. 48,000 1,337
346,363
Jersey - 0.1%
Glencore PLC(Æ) 668,040 3,349
Kazakhstan - 0.2%
NAC Kazatomprom JSC - GDR 132,221 5,757
Kenya - 0.1%
Safaricom PLC 6,616,360 2,541
Luxembourg - 0.8%
ArcelorMittal SA 230,955 7,794
Eurofins Scientific SE 67,181 7,934
Globant SA(Æ) 3,541 1,130
RTL Group SA 49,130 2,833
Tenaris SA 186,230 2,078
21,769
Malaysia - 0.2%
Axiata Group BHD 524,800 501
CIMB Group Holdings BHD 1,376,175 1,736
Dialog Group BHD 101,946 70
Hong Leong Bank BHD 197,291 897
Hong Leong Financial Group BHD 261,314 1,158
IHH Healthcare BHD 377,448 597
Malayan Banking BHD 158,240 308
Nestle Malaysia BHD 13,437 437
Public Bank BHD 680,000 685
Tenaga Nasional BHD 262,782 613
7,002
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico - 1.0%
America Movil SAB de CV 591,491 527
America Movil SAB de CV Class L
- ADR 186,626 3,318
Arca Continental SAB de CV 131,093 799
Cemex SAB de CV(Æ) 1,138,599 732
Cemex SAB de CV - ADR(Æ) 745,325 4,793
Coca-Cola Femsa SAB de CV 53,530 288
El Puerto de Liverpool SAB de CV 258,973 1,146
Fomento Economico Mexicano SAB de
CV 68,153 560
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ) 219,669 1,326
Grupo Cementos de Chihuahua SAB
de CV 205,062 1,525
Grupo Financiero Banorte SAB de CV
Class O 217,927 1,380
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 1,287,868 1,293
Grupo Televisa SAB de CV - ADR 594,597 6,018
Industrias Bachoco SAB de CV 361,944 1,284
Orbia Advance Corp. SAB de CV 451,254 1,173
Promotora y Operadora de
Infraestructura SAB de CV 70,773 520
Wal-Mart de Mexico SAB de CV 151,623 529
27,211
Netherlands - 3.6%
ABN AMRO Bank NV(Þ) 270,263 3,979
Adyen NV(Æ)(Þ) 1,034 3,123
Aegon NV 424,596 2,157
Akzo Nobel NV 16,891 1,944
ASML Holding NV 12,795 10,424
Exor NV 6,092 575
Ferrari NV 13,254 3,144
Heineken NV 136,640 15,159
ING Groep NV 1,180,465 17,920
Koninklijke Ahold Delhaize NV 36,770 1,197
Koninklijke KPN NV 638,961 1,911
Koninklijke Philips NV 99,399 4,684
PostNL NV - ADR 169,785 738
Randstad NV 18,189 1,306
Royal Dutch Shell PLC Class A 438,121 10,077
Royal Dutch Shell PLC Class B 443,672 10,174
Stellantis NV 197,433 3,940
Technip Energies NV - ADR(Æ) 101,923 1,561
Universal Music Group NV 114,943 3,337
Wolters Kluwer NV 9,140 958
X5 Retail Group NV - GDR 125,652 4,282
102,590
New Zealand - 0.4%
Fisher & Paykel Healthcare Corp., Ltd. 421,983 9,453
Meridian Energy, Ltd. 4,494 16
Spark New Zealand, Ltd. 515,261 1,686
11,155

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
244 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.4%
DNB Bank ASA 38,357 914
Gjensidige Forsikring ASA 29,105 724
Mowi ASA 88,244 2,558
Norsk Hydro ASA 735,982 5,409
Orkla ASA 181,935 1,771
Yara International ASA 7,033 367
11,743
Philippines - 0.6%
Ayala Corp. 114,560 1,961
Ayala Land, Inc. 4,974,800 3,470
Bank of the Philippine Islands 1,481,150 2,555
BDO Unibank, Inc. 219,920 542
GT Capital Holdings, Inc. 46,220 518
Jollibee Foods Corp. 315,890 1,473
Megaworld Corp. 21,761,000 1,323
Metropolitan Bank & Trust Co. - ADR 3,230,770 3,059
Monde Nissin Corp.(Æ)(Þ) 5,684,800 1,814
SM Investments Corp. 19,900 381
17,096
Poland - 0.7%
Bank Millennium SA(Æ) 1,020,139 2,340
Bank Polska Kasa Opieki SA 230,849 7,616
CD Projekt SA 13,274 579
Cyfrowy Polsat SA 68,324 611
KGHM Polska Miedz SA 84,383 3,251
PGE Polska Grupa Energetyczna SA(Æ) 728,361 1,788
Polski Koncern Naftowy ORLEN SA 32,559 702
Polskie Gornictwo Naftowe i
Gazownictwo SA 259,718 392
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 118,891 1,453
Santander Bank Polska SA 15,180 1,411
20,143
Portugal - 0.0%
Energias de Portugal SA 55,699 315
Russia - 1.9%
Gazprom PJSC 510,279 2,518
Gazprom PJSC - ADR 334,362 3,287
Lukoil PJSC 68,107 6,954
Lukoil PJSC - ADR 10,868 1,107
Novatek PJSC - GDR 5,629 1,431
Novolipetsk Steel PJSC - GDR 19,476 616
Polyus PJSC - GDR 22,942 2,274
Rosneft Oil Co. PJSC 665,864 5,978
Sberbank of Russia PJSC 1,611,385 8,104
Sberbank of Russia PJSC - ADR 602,180 12,077
Tatneft PJSC - ADR 12,360 566
VEON, Ltd.(Æ) 404,144 853
Yandex NV Class A(Æ) 107,476 8,903
54,668
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore - 0.7%
Capitaland Investment, Ltd.(Æ) 479,100 1,222
CapitaLand Mall Trust Class A(Æ)(ö) 74,103 118
DBS Group Holdings, Ltd. 205,623 4,792
Genting Singapore, Ltd. 268,900 156
Jardine Cycle & Carriage, Ltd. 4,100 69
Oversea-Chinese Banking Corp., Ltd. 140,495 1,233
Singapore Exchange, Ltd. 161,900 1,164
Singapore Technologies Engineering,
Ltd. 396,700 1,130
United Overseas Bank, Ltd. 42,300 840
UOL Group, Ltd. 128,700 692
Venture Corp., Ltd. 137,800 1,927
Wilmar International, Ltd. 1,664,400 5,344
18,687
South Africa - 1.0%
Aspen Pharmacare Holdings, Ltd. 106,119 1,690
Barloworld, Ltd. - ADR 189,992 1,596
Bidvest Group, Ltd. (The) 163,201 2,051
Clicks Group, Ltd. 37,166 679
Discovery Holdings, Ltd.(Æ) 50,418 464
FirstRand, Ltd. 1,682,584 6,397
Gold Fields, Ltd. - ADR 606,338 5,627
Impala Platinum Holdings, Ltd. 37,548 488
MTN Group, Ltd.(Æ) 189,397 1,703
Old Mutual, Ltd. 1,961,433 2,000
Pick n Pay Stores, Ltd. 142,378 556
Sibanye Stillwater, Ltd. 1,693,832 5,959
Thungela Resources, Ltd.(Æ) 13,250 62
Tiger Brands, Ltd. 36,079 456
29,728
South Korea - 5.0%
BNK Financial Group, Inc. 109,729 823
CLIO Cosmetics Co., Ltd. 18,351 354
Coway Co., Ltd. 34,529 2,352
Daewoo Engineering & Construction Co.,
Ltd.(Æ) 220,752 1,180
Doosan Fuel Cell Co., Ltd.(Æ) 36,490 1,639
Fila Holdings Corp. 19,328 617
Hana Financial Group, Inc. 271,418 10,420
Hankook Tire & Technology Co., Ltd. 53,122 1,886
Hanon Systems 40,874 506
Hansol Chemical Co., Ltd. 4,870 1,378
Hyundai Department Store Co., Ltd. 10,518 747
Hyundai Engineering & Construction
Co., Ltd. 13,169 570
Hyundai Motor Co. 29,647 5,307
Industrial Bank of Korea 10,045 95
KB Financial Group, Inc. 359,661 17,330
Kia Corp. 145,703 10,657
Korea Aerospace Industries, Ltd. 1,345 35
Korea Electric Power Corp. 58,444 1,132
Korea Gas Corp.(Æ) 31,733 1,207
KT Corp. - ADR 269,767 3,456
KT&G Corp. 6,567 456

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kumho Petrochemical Co., Ltd. 8,981 1,328
LG Chem, Ltd. 2,266 1,624
LG Electronics, Inc. Class H 16,667 1,727
LG Household & Health Care, Ltd. 860 863
LG Uplus Corp. 35,871 442
NAVER Corp. 20,807 7,283
Netmarble Corp.(Þ) 4,996 530
Pearl Abyss Corp.(Æ) 13,380 1,194
POSCO 45,946 11,615
Samsung Biologics Co., Ltd.(Æ)(Þ) 3,891 2,911
Samsung Electro-Mechanics Co., Ltd. 30,822 4,210
Samsung Electronics Co., Ltd. 370,799 22,215
Samsung Engineering Co., Ltd.(Æ) 81,362 1,737
Shinhan Financial Group Co., Ltd. 236,950 7,727
SK Hynix, Inc. 65,542 5,799
SK Telecom Co., Ltd. 35,545 9,414
142,766
Spain - 1.3%
Abertis Infraestructuras SA(Æ)(Š) 27,820 96
Aena SME SA(Æ)(Þ) 2,813 460
Amadeus IT Group SA Class A(Æ) 67,848 4,547
Banco Santander SA - ADR 452,034 1,716
Bankinter SA 47,357 261
CaixaBank SA 2,723,532 7,840
Cellnex Telecom SA(Þ) 145,508 8,950
Endesa SA - ADR 115,732 2,672
Ferrovial SA 3,241 102
Iberdrola SA 97,607 1,155
Industria de Diseno Textil SA 201,031 7,269
Linea Directa Aseguradora SA 47,357 95
Red Electrica Corp. SA 54,736 1,141
36,304
Sweden - 1.2%
Assa Abloy AB Class B 124,626 3,656
Atlas Copco AB(Æ) 31,697 2,033
Boliden AB(Æ) 68,158 2,406
Essity Aktiebolag Class B 19,788 641
ICA Gruppen AB 29,328 1,517
Industrivarden AB Class A 1,972 65
Kinnevik AB Class B(Æ) 49,339 1,937
L E Lundbergforetagen AB Class B 17,474 1,008
Loomis AB 13,196 356
Sandvik AB 341,055 8,660
Securitas AB Class B 52,827 875
Skandinaviska Enskilda Banken AB
Class A 112,699 1,764
Skanska AB Class B 25,741 655
Svenska Cellulosa AB SCA Class B 32,919 514
Svenska Handelsbanken AB Class A 128,227 1,469
Swedbank AB Class A 31,782 690
Swedish Match AB 442,840 3,903
Telefonaktiebolaget LM Ericsson Class B 196,074 2,147
Volvo AB Class B 22,016 513
34,809
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 6.1%
ABB, Ltd. 120,601 4,000
Adecco Group AG 87,137 4,377
Alcon, Inc. 29,707 2,468
Baloise Holding AG 6,483 1,035
Chocoladefabriken Lindt & Spruengli
AG 63 1,285
Cie Financiere Richemont SA Class A 20,235 2,509
Credit Suisse Group AG Class A 255,019 2,660
EMS-Chemie Holding AG 1,081 1,073
Geberit AG 1,645 1,286
Georg Fischer AG 174 263
Givaudan SA 273 1,286
Julius Baer Group, Ltd. 91,207 6,607
Kuehne & Nagel International AG 5,614 1,771
LafargeHolcim, Ltd.(Æ) 117,149 5,836
Lonza Group AG 4,846 3,980
Nestle SA 266,953 35,263
Novartis AG 180,043 14,900
Partners Group Holding AG 7,156 12,515
Roche Holding AG 65,157 25,243
Schindler Holding AG 4,955 1,287
SGS SA 1,633 4,824
Sika AG 3,360 1,140
STMicroelectronics NV 44,447 2,108
Swiss Life Holding AG 1,577 867
Swiss Prime Site AG Class A 134 14
Swiss Re AG 15,149 1,469
Swisscom AG 8,840 4,818
Temenos AG 28,462 4,347
UBS Group AG 922,636 16,830
Zurich Insurance Group AG 13,996 6,215
172,276
Taiwan - 5.5%
Advantech Co., Ltd. 36,000 471
Asustek Computer, Inc. 64,340 819
Catcher Technology Co., Ltd. 194,000 1,127
Cathay Financial Holding Co., Ltd. 388,000 815
Chang Hwa Commercial Bank, Ltd. 719,150 424
China Airlines, Ltd.(Æ) 2,520,000 1,567
China Development Financial Holding
Corp. 1,469,520 753
China Life Insurance Co., Ltd. 1,152,211 1,199
China Steel Corp. Class H 765,001 930
Chunghwa Telecom Co., Ltd. 206,590 821
Chunghwa Telecom Co., Ltd. - ADR 11,428 451
Compal Electronics, Inc. 838,482 738
CTBC Financial Holding Co., Ltd. 1,604,000 1,342
E.Sun Financial Holding Co., Ltd. 1,045,146 999
Eva Airways Corp.(Æ) 1,248,718 851
Evergreen Marine Corp. Taiwan, Ltd. 650,876 2,355
First Financial Holding Co., Ltd. 506,438 418
Formosa Petrochemical Corp. 226,000 810
Formosa Plastics Corp. 182,651 709
Fubon Financial Holding Co., Ltd. 1,956,900 5,191
Globalwafers Co., Ltd. 74,949 2,063

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
246 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hiwin Technologies Corp. 146,776 1,638
Hon Hai Precision Industry Co., Ltd. 3,276,101 12,677
Hon Hai Precision Industry Co., Ltd.
- GDR 19,317 150
Hua Nan Financial Holdings Co., Ltd. 1,168,866 857
Innolux Corp. 2,421,586 1,460
International Games System Co., Ltd. 85,000 2,190
King Yuan Electronics Co., Ltd. 2,249,000 3,236
Largan Precision Co., Ltd. 7,421 555
Lite-On Technology Corp. 292,126 646
MediaTek, Inc. 352,907 11,667
Mega Financial Holding Co., Ltd. 636,000 765
Nan Ya Plastics Corp. 304,000 935
Nanya Technology Corp. 2,001,000 4,809
Pou Chen Corp. Class B 392,000 482
President Chain Store Corp. 43,490 440
Realtek Semiconductor Corp. 65,588 1,186
Ruentex Development Co., Ltd. 946,283 2,424
Shin Kong Financial Holding Co., Ltd. 5,091,011 1,801
SinoPac Financial Holdings Co., Ltd. 1,198,000 611
Synnex Technology International Corp. 301,773 586
Taishin Financial Holding Co., Ltd. 858,295 565
Taiwan Business Bank 1,809,697 616
Taiwan Cooperative Financial Holding
Co., Ltd. 1,364,145 1,111
Taiwan High Speed Rail Corp. 78,267 82
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,459,809 52,057
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 142,744 16,230
Uni-President Enterprises Corp. 165,000 396
United Microelectronics Corp. 4,640,000 9,772
Win Semiconductors Corp. 59,849 774
WPG Holdings, Ltd. 402,308 752
Yageo Corp. 7,416 117
Yuanta Financial Holding Co., Ltd. 1,659,877 1,478
157,918
Thailand - 0.4%
Advanced Info Service PCL 62,600 357
Bangkok Commercial Asset Management
PCL 2,681,900 1,537
Bangkok Dusit Medical Services PCL
Class F 995,300 706
Bangkok Expressway & Metro PCL 2,565,200 697
CP ALL PCL 544,700 1,054
Kasikornbank PCL 1,021,600 4,356
Minor International PCL(Æ) 1,320,027 1,304
PTT Global Chemical PCL 40,000 76
PTT PCL 173,000 198
Siam Cement PCL (The) 60,900 726
Thai Union Group PCL Class F 231,700 146
11,157
Turkey - 0.4%
Arcelik AS 207,287 727
Ford Otomotiv Sanayi AS 74,054 1,431
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Haci Omer Sabanci Holding AS 670,473 776
KOC Holding AS 183,082 449
Turk Telekomunikasyon AS 1,851,619 1,452
Turkcell Iletisim Hizmetleri AS 680,333 1,083
Turkiye Garanti Bankasi AS 4,726,807 4,839
10,757
United Arab Emirates - 0.2%
Aldar Properties PJSC 1,646,273 1,812
Emaar Properties PJSC 1,615,413 1,767
Emirates NBD Bank PJSC 231,816 881
Emirates Telecommunications Group
Co. PJSC 231,251 1,611
6,071
United Kingdom - 7.9%
Admiral Group PLC 32,679 1,284
Allfunds Group PLC(Æ) 72,214 1,460
Anglo American PLC 193,543 7,331
Antofagasta PLC 196,949 3,857
Associated British Foods PLC 1,762 43
AstraZeneca PLC 55,409 6,914
Aviva PLC 570,974 3,088
Babcock International Group PLC(Æ) 641,020 2,802
BAE Systems PLC 688,303 5,190
Bank of Georgia Group PLC 31,959 665
Barclays PLC 2,745,379 7,575
Berkeley Group Holdings PLC(Æ) 18,029 1,076
BP PLC 1,581,338 7,589
British American Tobacco PLC 14,393 501
British Land Co. PLC (The)(ö) 210,840 1,428
BT Group PLC 1,463,411 2,777
Bunzl PLC 25,073 928
Centrica PLC(Æ) 3,735,528 3,089
Compass Group PLC(Æ) 415,166 8,817
Croda International PLC(Æ) 10,312 1,337
Diageo PLC 108,238 5,388
Direct Line Insurance Group PLC 591,744 2,370
Endeavour Mining PLC 196,473 4,991
Experian PLC 34,474 1,577
Ferguson PLC 4,011 604
GlaxoSmithKline PLC - ADR 53,135 1,104
Halma PLC 32,461 1,318
HSBC Holdings PLC 1,391,377 8,384
InterContinental Hotels Group PLC(Æ) 16,324 1,147
Intertek Group PLC 16,050 1,073
J Sainsbury PLC 3,266,462 13,392
John Wood Group PLC(Æ) 1,310,918 3,833
Johnson Matthey PLC 38,854 1,455
Kingfisher PLC 858,423 3,938
Land Securities Group PLC(ö) 144,710 1,362
Linde PLC 44,103 14,206
London Stock Exchange Group PLC 6,042 587
Marks & Spencer Group PLC(Æ) 517,558 1,302
Meggitt PLC(Æ) 11,943 123
Mondi PLC 96,015 2,403
National Grid PLC 20,373 261

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Natwest Group PLC 1,723,073 5,199
Pearson PLC 62,098 512
Persimmon PLC Class A 75,194 2,803
Prudential PLC 41,633 852
Reckitt Benckiser Group PLC 15,072 1,223
RELX PLC 80,443 2,492
Rentokil Initial PLC 89,370 721
Rio Tinto PLC 95,126 5,927
Segro PLC(ö) 143,633 2,544
Smith & Nephew PLC 132,397 2,278
Smiths Group PLC 33,668 626
Spirax-Sarco Engineering PLC 12,289 2,626
Standard Chartered PLC 1,263,972 8,567
Stock Spirits Group PLC 136,928 702
Taylor Wimpey PLC 178,234 378
TechnipFMC PLC(Æ) 641,575 4,728
Tesco PLC 2,556,119 9,452
Travis Perkins PLC 382,692 8,089
Tullow Oil PLC(Æ) 4,411,833 2,780
Unilever PLC 217,145 11,622
Vodafone Group PLC 3,498,638 5,163
Wickes Group PLC 428,811 1,259
WPP PLC 360,990 5,230
224,342
United States - 0.7%
Abbott Laboratories 1,667 215
Amdocs, Ltd. 95,701 7,449
Jackson Financial, Inc. Class A 1,040 28
Lululemon Athletica, Inc.(Æ) 9,280 4,325
MasterCard, Inc. Class A 1,606 539
MercadoLibre, Inc.(Æ) 1,619 2,398
Ovintiv, Inc. 55,295 2,074
Visa, Inc. Class A 1,936 410
Willis Towers Watson PLC 5,777 1,400
18,838
Virgin Islands, British - 0.1%
Fix Price Group, Ltd. - GDR 416,733 3,631
Total Common Stocks
(cost $1,955,280) 2,677,548
Preferred Stocks - 1.8%
Brazil - 0.5%
Banco Bradesco SA
5.612% (Ÿ) 2,213,560 7,805
Petroleo Brasileiro SA
8.886% (Ÿ) 1,646,267 7,949
15,754
Germany - 0.8%
Henkel AG & Co. KGaA
2.379% (Ÿ) 1,912 171
Porsche Automobil Holding SE
2.609% (Ÿ) 25,922 2,692
Sartorius AG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.131% (Ÿ) 9,964 6,466
Volkswagen AG
2.576% (Ÿ) 59,792 13,398
22,727
South Korea - 0.5%
Samsung Electronics Co., Ltd.
4.577% (Ÿ) 269,360 14,785
Total Preferred Stocks
(cost $39,651) 53,266
Warrants and Rights - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA(Æ)
2023 Warrants  28,062 20
Thailand - 0.0%
Minor International PCL(Æ)
2023 Warrants 16,941 3
2024 Warrants  56,369 7
10
Total Warrants and Rights
(cost $—) 30
Short-Term Investments - 1.9%
India - 0.0%
Britannia Industries, Ltd.
5.500% due 08/28/22 INR 682 9
8.000% due 08/28/22 INR 705 3
12
United States - 1.9%
U.S. Cash Management Fund(@) 53,457,984 (∞) 53,447
Total Short-Term Investments
(cost $53,467) 53,459
Total Investments - 97.8%
(identified cost $2,048,398) 2,784,303
Other Assets and Liabilities, Net
- 2.2%
61,805
Net Assets - 100.0%
2,846,108

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
248 Tax-Managed International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.3%
ABN AMRO Bank NV 09/10/20 EUR 270,263 9.42 2,545
3,979
Adyen NV 09/10/20 EUR 1,034 1,965.49 2,032
3,123
Aena SME SA 03/17/20 EUR 2,813 107.08 301
460
Amundi SA 02/26/19 EUR 71,702 64.80 4,646
6,396
Cellnex Telecom SA 04/18/19 EUR 145,508 54.01 7,858
8,950
CGN Power Co., Ltd. 09/11/20 HKD 1,529,212 0.21 321
412
China Bohai Bank Co., Ltd. 07/20/21 HKD 2,694,817 0.37 995
1,023
China Huarong Asset Management Co., Ltd. 03/25/21 HKD 16,079,000 0.13 2,063
2,108
China Tower Corp., Ltd. 07/20/21 HKD 4,286,412 0.14 583
556
Covestro AG 03/17/20 EUR 147,881 34.44 5,093
9,468
Delivery Hero SE 09/26/19 EUR 46,612 55.15 2,571
5,795
Hapvida Participacoes e Investimentos SA 04/18/19 BRL 989,077 2.48 2,449
2,022
Hydro One, Ltd. 04/18/19 CAD 32,728 16.10 527
782
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 164,714 16.02 2,638
3,261
InterGlobe Aviation, Ltd. 03/25/21 INR 159,866 25.19 4,027
4,647
Longfor Group Holdings, Ltd. 01/18/19 HKD 731,000 4.15 3,031
3,544
Luye Pharma Group, Ltd. 04/28/20 HKD 1,637,501 0.49 803
782
Meituan 01/13/20 HKD 457,376 28.84 13,191
15,955
Monde Nissin Corp. 06/22/21 PHP 5,684,800 0.31 1,758
1,814
Moneta Money Bank AS 12/21/20 CZK 225,904 3.11 702
883
Netmarble Corp. 04/28/20 KRW 4,996 76.55 382
530
Pirelli & C. SpA 04/28/20 EUR 162,449 3.74 607
999
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 541,001 0.54 290
395
Reliance Industries, Ltd. 06/03/15 INR 78,033 14.13 1,102
5,312
Samsung Biologics Co., Ltd. 12/02/20 KRW 3,891 662.91 2,579
2,911
Siemens Healthineers AG 12/21/20 EUR 17,361 50.00 868
1,154
Sunac Services Holdings, Ltd. 11/03/20 HKD 3,953 1.50 6
8
WH Group, Ltd. 10/26/15 HKD 2,103,940 0.70 1,477
1,474
Worldline SA 03/25/21 EUR 29,768 89.73 2,671
1,737
Zalando SE 09/10/20 EUR 29,933 95.22 2,850 2,823
93,303
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 249
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 71 EUR 11,484 11/21
645
Australian Dollar Currency Futures 1,147 USD 86,329 12/21
1,680
British Pound Currency Futures 363 USD 31,057 12/21
(112)
CAC40 Euro Index Futures 401 EUR 27,374 11/21
1,285
Canadian Dollar Currency Futures 824 USD 66,583 12/21
1,636
DAX Index Futures 54 EUR 21,146 12/21
(56)
Euro Currency Futures 425 USD 61,458 12/21
(1,430)
EURO STOXX 50 Index Futures 386 EUR 16,355 12/21
317
FTSE 100 Index Futures 191 GBP 13,798 12/21
505
FTSE/MIB Index Futures 49 EUR 6,553 12/21
295
IBEX 35 Index Futures 67 EUR 6,061 11/21
141
Japanese Yen Currency Futures 921 USD 101,080 12/21
(3,396)
New Zealand Dollar Currency Futures 45 USD 3,222 12/21
29
Norwegian Krone Currency Futures 93 USD 22,008 12/21
656
OMXS30 Index Futures 305 SEK 69,769 11/21
189
S&P/TSX 60 Index Futures 164 CAD 41,344 12/21
959
SPI 200 Index Futures 285 AUD 51,870 12/21
(542)
TOPIX Index Futures 444 JPY 8,846,700 12/21 (2,157)
Short Positions
Hang Seng Index Futures 49 HKD 61,995 11/21
232
MSCI Emerging Markets Index Futures 2,594 USD 163,681 12/21
4,567
MSCI Singapore Index Futures 111 SGD 4,085 11/21
16
S&P 500 E-Mini Index Futures 442 USD 101,594 12/21
(2,886)
Swiss Franc Currency Futures 373 USD 50,989 12/21 (264)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 2,309
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada HKD 73 USD 9 11/01/21 —
Royal Bank of Canada HKD 88 USD 11 11/02/21 —
State Street USD 319 PHP 16,172 11/02/21 2
State Street USD 229 PHP 11,593 11/03/21 1
State Street CLP 29,460 USD 36 11/02/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 3

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
250 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Argentina $ 718 $ — $ —
$ —
$ 718 —
*
Australia — 5 1 , 441 —
—
51,441 1.8
Austria — 8,188 —
—
8,188 0.3
Belgium — 7,760 —
—
7,760 0.3
Brazil 26,500 — —
—
26,500 0.9
Canada 139,750 — —
—
139,750 4.9
Chile 11,870 — —
—
11,870 0.4
China 20,104 263,954 2,108
—
286,166 10.1
Colombia 1,389 — —
—
1,389 —
*
Cyprus — 93 —
—
93 —
*
Czech Republic — 1,818 —
—
1,818 0.1
Denmark — 28,203 —
—
28,203 1.0
Finland — 34,254 —
—
34,254 1.2
France — 168,185 —
—
168,185 5.9
Germany 285 91,751 —
—
92,036 3.2
Greece — 8,620 —
—
8,620 0.3
Hong Kong — 60,904 —
—
60,904 2.1
Hungary — 4,310 —
—
4,310 0.2
India 6,428 115,645 —
—
122,073 4.3
Indonesia — 19,912 —
—
19,912 0.7
Ireland 38,818 24,921 —
—
63,739 2.2
Isle of Man — 2,328 —
—
2,328 0.1
Israel 277 4,244 —
—
4,521 0.2
Italy — 3 3 , 784 —
—
33 , 784 1. 2
Japan — 346,363 —
—
346,363 12.2
Jersey — 3,349 —
—
3,349 0.1
Kazakhstan — 5,757 —
—
5,757 0.2
Kenya — 2,541 —
—
2,541 0.1
Luxembourg 1,130 20,639 —
—
21,769 0.8
Malaysia — 7,002 —
—
7,002 0.2
Mexico 27,211 — —
—
27,211 1.0
Netherlands 4,898 97 , 692 —
—
102 , 590 3. 6
New Zealand — 11,155 —
—
11,155 0.4
Norway — 11,743 —
—
11,743 0.4
Philippines — 17,096 —
—
17,096 0.6
Poland — 20,143 —
—
20,143 0.7
Portugal — 315 —
—
315 —
*
Russia 9,756 44,912 —
—
5 4 , 668 1. 9
Singapore 1,222 17,465 —
—
18,687 0.7

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 251
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
South Africa 5,627 24,101 —
—
29,728 1.0
South Korea 3,456 13 9, 310 —
—
142,766 5.0
Spain — 36,208 96
—
36,304 1.3
Sweden — 34,809 —
—
34,809 1.2
Switzerland — 172,276 —
—
172,276 6.1
Taiwan 16,681 141,237 —
—
157,918 5.5
Thailand — 11,157 —
—
11,157 0.4
Turkey — 10,757 —
—
10,757 0.4
United Arab Emirates — 6,071 —
—
6,071 0.2
United Kingdom 7,015 217,327 —
—
224,342 7.9
United States 18,838 — —
—
18,838 0.7
Virgin Islands, British — 3,631 —
—
3,631 0.1
Preferred Stocks 15,754 37,512 — — 53,266 1.8
Warrants and Rights 30 — — — 30 —
*
Short-Term Investments — 12 — 53,447 53,459 1.9
Total Investments 357,757 2,3 70 , 895 2 , 204 53,447 2,784,303 97.8
Other Assets and Liabilities, Net
2.2
100.0
Other Financial Instruments
Assets
Futures Contracts 13,152 — — — 13,152 0.5
Foreign Currency Exchange Contracts 3 — — — 3 —
*
A
Liabilities
Futures Contracts (10,843) — — — (10,843) (0.4)
Total Other Financial Instruments
**
$ 2,312 $ — $ — $ — $ 2,312
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
406,511

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
252 Tax-Managed International Equity Fund
Consumer Staples ...................................................................
152,708
Energy ....................................................................................
170,070
Financial Services ...................................................................
708,815
Health Care .............................................................................
173,604
Materials and Processing ........................................................
311,907
Producer Durables ..................................................................
265,311
Technology ..............................................................................
374,714
Utilities ...................................................................................
113,908
Preferred Stocks
Consumer Discretionary ..........................................................
16,090
Consumer Staples ...................................................................
171
Energy ....................................................................................
7,949
Financial Services ...................................................................
7,805
Technology ..............................................................................
21,251
Warrants and Rights ....................................................................
30
Short-Term Investments ................................................................
53,459
Total Investments .................................................................... 2,784,303

Russell Investment Company
Tax-Managed International Equity Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 253
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 3
Variation margin on futures contracts* 9,151 4,001
Total
$ 9,151 $ 4,004
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 5,641 $ 5,202
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 9,008 $ (109)
Foreign currency exchange contracts — (499)
Total
$ 9,008 $ (608)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 16,407 $ 64
Foreign currency exchange contracts — 3
Total
$ 16,407 $ 67
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
254 Tax-Managed International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 3 $ — $ 3
Total Financial and Derivative Assets
3 — 3
Financial and Derivative Assets not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Assets subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 255
6
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 2,048,398
Investments, at fair value(>) ...........................................................................................................................................................
2,784,303
Foreign currency holdings(^) ......................................................................................................................................................... 13, 259
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 3
Receivables:
Dividends and interest ....................................................................................................................................................... 4,765
Dividends from affiliated funds .......................................................................................................................................... 3
Investments sold ................................................................................................................................................................ 100
Fund shares sold ................................................................................................................................................................ 5,240
Foreign capital gains taxes recoverable ............................................................................................................................. 3,947
From broker(a ) ................................................................................................................................................................... 38, 7 36
Variation margin on futures contracts ................................................................................................................................. 2,341
Total assets .................................................................................................................................................
2,852,697
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 6 81
Fund shares redeemed ....................................................................................................................................................... 484
Accrued fees to affiliates .................................................................................................................................................... 2,294
Other accrued expenses ..................................................................................................................................................... 344
Deferred capital gains tax liability ..................................................................................................................................... 2,786
Total liabilities .............................................................................................................................................
6,589
Net Assets ............................................................................................................................................................
$ 2,846,108

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
256 Tax-Managed International Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 506,031
Shares of beneficial interest ...........................................................................................................................................................
2,270
Additional paid-in capital ..............................................................................................................................................................
2,337,807
Net Assets ............................................................................................................................................................
$ 2,846,108
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 12.48
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 13.24
Class A — Net assets ............................................................................................................................................................. $ 27,480,004
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 2,202,757
Net asset value per share: Class C(#) ............................................................................................................................................. $ 12.30
Class C — Net assets ............................................................................................................................................................. $ 9,172,171
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 745,491
Net asset value per share: Class M(#) ............................................................................................................................................ $ 12.55
Class M — Net assets ............................................................................................................................................................ $ 776,827,885
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 61,911,126
Net asset value per share: Class S(#) .............................................................................................................................................. $ 12.54
Class S — Net assets ............................................................................................................................................................. $ 2,032,627,451
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 162,110,958
Amounts in thousands
(^)     Foreign currency holdings - cost $ 13,291
(>)     Investments in affiliates, U.S. Cash Management Fund $ 53,447
(a)     Receivable from Broker for Futures $ 38,736
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 257
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 76,582
Dividends from affiliated funds ......................................................................................................................................... 30
Less foreign taxes withheld ............................................................................................................................................... (7,796)
Total investment income ...............................................................................................................................................................
68,816
Expenses
Advisory fees .................................................................................................................................................................... 20,729
Administrative fees ........................................................................................................................................................... 1,210
Custodian fees ................................................................................................................................................................... 691
Distribution fees - Class A ................................................................................................................................................ 65
Distribution fees - Class C ................................................................................................................................................ 62
Transfer agent fees - Class A ............................................................................................................................................ 52
Transfer agent fees - Class C ............................................................................................................................................. 17
Transfer agent fees - Class M ............................................................................................................................................ 1,249
Transfer agent fees - Class S ............................................................................................................................................. 3,702
Professional fees ............................................................................................................................................................... 210
Registration fees ............................................................................................................................................................... 149
Shareholder servicing fees - Class C ................................................................................................................................. 21
Trustees’ fees .................................................................................................................................................................... 100
Printing fees ...................................................................................................................................................................... 146
Proxy fees ......................................................................................................................................................................... 117
Miscellaneous ................................................................................................................................................................... 47
Expenses before reductions .............................................................................................................................................. 28,567
Expense reductions ........................................................................................................................................................... (2,828)
Net expenses .................................................................................................................................................................................
25,739
Net investment income (loss) ........................................................................................................................................................
43,077
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 32,813
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 8,899
Foreign currency exchange contracts ................................................................................................................................ (499)
Foreign currency-related transactions ............................................................................................................................... (102)
Net realized gain (loss) ..................................................................................................................................................................
41,110
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 511,292
Futures contracts .............................................................................................................................................................. 16,471
Foreign currency exchange contracts ................................................................................................................................ 3
Foreign currency-related transactions ............................................................................................................................... (283)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 527,483
Net realized and unrealized gain (loss) ......................................................................................................................................... 568,593
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 611,670

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
258 Tax-Managed International Equity Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 43,077 $ 27,817
Net realized gain (loss) ...................................................................................................................... 41,110 (89,212)
Net change in unrealized appreciation (depreciation) ....................................................................... 527,483 (62,053)
Net increase (decrease) in net assets from operations ............................................................................. 611,670 (123,448)
Distributions
To shareholders
Class A .......................................................................................................................................... (316) (322)
Class C .......................................................................................................................................... (54) (85)
Class M ......................................................................................................................................... (7,800) (6,878)
Class S ........................................................................................................................................... (26,190) (35,367)
Net decrease in net assets from distributions .......................................................................................... (34,360) (42,652)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 437,802 239,281
Total Net Increase (Decrease) in Net Assets ..........................................................................
1,015,112 73,181
Net Assets
Beginning of period .................................................................................................................................
1,830,996 1,757,815
End of period ..........................................................................................................................................
$ 2,846,108 $ 1,830,996

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 259
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 458 $ 5,569 1,247 $ 10,838
Proceeds from reinvestment of distributions 27 310 29 312
Payments for shares redeemed (342) (4,155) (576) (5,652)
Net increase (decrease)
143 1,724 700 5,498
Class C
Proceeds from shares sold 210 2,522 328 3,048
Proceeds from reinvestment of distributions 5 54 8 85
Payments for shares redeemed (140) (1,658) (213) (1,984)
Net increase (decrease)
75 918 123 1,149
Class E(1)
Payments for shares redeemed — — (5) (47)
Net increase (decrease)
— — (5) (47)
Class M
Proceeds from shares sold 34,802 415,566 17,153 158,668
Proceeds from reinvestment of distributions 686 7,800 635 6,878
Payments for shares redeemed (6,896) (83,643) (9,510) (87,058)
Net increase (decrease)
28,592 339,723 8,278 78,488
Class S
Proceeds from shares sold 40,694 496,755 61,562 569,547
Proceeds from reinvestment of distributions 2,300 26,152 3,261 35,315
Payments for shares redeemed (36,214) (427,470) (48,807) (450,669)
Net increase (decrease)
6,780 95,437 16,016 154,193
Total increase (decrease)
35,590 $ 437,802 25,112 $ 239,281

Russell Investment Company
Tax-Managed International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
260 Tax-Managed International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2021 9.53 .18 2.92 3.10 (.15) (.15)
October 31, 2020 10.53 .13 (.90) (.77) (.23) (.23)
October 31, 2019 9.86 .20 .58 .78 (.11) (.11)
October 31, 2018 11.18 .16 (1.35) (1.19) (.13) (.13)
October 31, 2017 9.19 .13 2.05 2.18 (.19) (.19)
Class C
October 31, 2021 9.41 .08 2.89 2.97 (.08) (.08)
October 31, 2020 10.41 .05 (.90) (.85) (.15) (.15)
October 31, 2019 9.75 .12 .59 .71 (.05) (.05)
October 31, 2018 11.09 .07 (1.34) (1.27) (.07) (.07)
October 31, 2017 9.11 .05 2.06 2.11 (.13) (.13)
Class M
October 31, 2021 9.57 .23 2.94 3.17 (.19) (.19)
October 31, 2020 10.58 .16 (.91) (.75) (.26) (.26)
October 31, 2019 9.92 .26 .56 .82 (.16) (.16)
October 31, 2018 11.25 .19 (1.35) (1.16) (.17) (.17)
October 31, 2017(3) 9.77 .08 1.40 1.48 — —
Class S
October 31, 2021 9.57 .20 2.94 3.14 (.17) (.17)
October 31, 2020 10.57 .15 (.90) (.75) (.25) (.25)
October 31, 2019 9.91 .22 .59 .81 (.15) (.15)
October 31, 2018 11.23 .18 (1.35) (1.17) (.15) (.15)
October 31, 2017 9.21 .15 2.07 2.22 (.20) (.20)

See accompanying notes which are an integral part of the financial statements.
Tax-Managed International Equity Fund 261
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
12.48 32.74 27,480 1.38 1.29 1.45 48
9.53 (7.59) 19,622 1.41 1.29 1.40 100
10.53 8.10 14,323 1.40 1.28 1.99 77
9.86 (10.79) 12,333 1.41 1.32 1.43 47
11.18 24.26 10,216 1.43 1.34 1.24 25
12.30 31.65 9,172 2.13 2.04 .68 48
9.41 (8.34) 6,309 2.16 2.04 .55 100
10.41 7.34 5,698 2.15 2.03 1.25 77
9.75 (11.54) 5,068 2.16 2.07 .60 47
11.09 23.54 4,362 2.18 2.09 .46 25
12.55 33.29 776,828 1.13 .94 1.86 48
9.57 (7.37) 318,990 1.16 .94 1.66 100
10.58 8.44 264,934 1.16 .94 2.60 77
9.92 (10.52) 88,807 1.17 .97 1.74 47
11.25 15.15 58,830 1.19 .99 1.23 25
12.54 33.04 2,032,628 1.13 1.04 1.68 48
9.57 (7.38) 1,486,075 1.16 1.04 1.54 100
10.57 8.33 1,472,807 1.15 1.03 2.22 77
9.91 (10.58) 1,210,778 1.16 1.07 1.60 47
11.23 24.69 1,021,782 1.18 1.09 1.52 25

Russell Investment Company
Tax-Managed International Equity Fund
See accompanying notes which are an integral part of the financial statements.
262 Tax-Managed International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 1,746,966
Administration fees 114,222
Distribution fees 11,701
Shareholder servicing fees 1,930
Transfer agent fees 411,141
Trustee fees 8,298
$ 2,294,258
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 21,498 $ 848,807 $ 816,857 $ (1) $ — $ 53,447 $ 30 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 2,069,989,029 $ 750,930,475 $ (35,550,780) $ 715,379,695 $ 57,480,125 $ (263,887,494)
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 34,359,742 $ — $ — $ 42,652,020 $ — $ —
Total distributable earnings (losses)
$ (2)
Additional paid-in capital
2

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
264 Tax-Managed Real Assets Fund
Tax-Managed Real Assets Fund
-
Class A
‡
Total
Return
1 Year 39 .70%
Inception* 11 .02%§
Tax-Managed Real Assets Fund
-
Class C
Total
Return
1 Year 47 .21%
Inception* 12 .95%§
Tax-Managed Real Assets Fund
-
Class M
Total
Return
1 Year 48 .95%
Inception* 14 .20%§
Tax-Managed Real Assets Fund
-
Class S
Total
Return
1 Year 48 .63%
Inception* 14 .08%§
MSCI World Index (Net)**
Total
Return
1 Year 40.42%
Inception* 19.87%§
Tax-Managed Real Assets Blended Benchmark***
Total
Return
1 Year 44.94%
Inception* 9.77%§

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Tax-Managed Real Assets Fund 265
The Tax-Managed Real Assets Fund (the “Fund”) employs a multi-
manager approach whereby Russell Investment Management,
LLC (“RIM”) manages a portion of the Fund’s assets based upon model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2021, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth on an after-
tax basis.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class M, and Class S Shares gained
48.29%, 47.21%, 48.95%, and 48.63%, respectively. This is
compared to the Fund’s benchmark, the MSCI World Index (Net), which gained 40.42% during the fiscal year. The Tax-Managed
Real Assets Blended Benchmark (the “Secondary Benchmark”), a
composite index composed of 30% S&P Global Natural Resources
Index, 30% S&P Global Infrastructure Index (Net TR) and 40%
FTSE NAREIT Equity REIT Index, gained 44.94% during the
fiscal year. The Fund’s Secondary Benchmark provides a means to compare the Fund’s average annual return to a secondary
benchmark that is more representative of the investment
strategies pursued by the Fund. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year ended October 31, 2021, the Morningstar
®
World Allocation Category, a group of funds that Morningstar,
Inc. considers to have investment strategies similar to those of the
Fund, gained 23.35%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or capitalization benchmark other than the Fund’s index (a “RIM-assigned
benchmark”). However, the Fund’s primary index remains the
benchmark for the Fund and is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
Global equity markets rose over the fiscal year, driven by strong gains in the United Kingdom, Japan and the United States.
Emerging markets, Asia-Pacific ex-Japan and Europe lagged
relative to other regions.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, natural resource equities were the largest drivers of positive returns. Energy names were top performers while agriculture and metals and mining sectors lagged. Real estate securities also performed well, finishing above the Fund’s
Secondary Benchmark. Infrastructure underperformed, impacted by weakness within the utilities sector.
In terms of factor performance, value, quality and growth factors were the main drivers of positive performance over the fiscal year, while the size factor lagged.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Each Class of the Fund outperformed its benchmark for the fiscal year. Natural resource and real estate securities outperformed broader equities, while infrastructure securities lagged.
With respect to the Fund’s money managers, RREEF America
L.L.C. underperformed its RIM-assigned benchmark over
the fiscal year. Sector allocation was a significant driver of performance as the underweight to specialty securities detracted from performance. Security selection in the residential and office sectors also had a negative impact.
First Sentier Investors (Australia) IM Ltd underperformed its benchmark over the fiscal year. Underperformance was driven by selection within transportation, namely airports. The underweight to pipelines further detracted from performance. Positive security selection within utilities partially offset negative results.
Grantham Mayo Van Otterloo & Co. LLC outperformed its RIM-
assigned benchmark over the fiscal year. Stock selection in the metals and mining sector, particularly among diversified metals names, generated a majority of the outperformance during the fiscal year. The exclusion of gold from the portfolio was also additive.
Selection among energy names detracted from performance.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy which is designed to improve the Fund’s after-tax returns and control
Fund-level exposures and risks through the purchase of a stock portfolio. RIM managed the tax lots of the Fund and harvested

Russell Investment Company
Tax-Managed Real Assets Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
266 Tax-Managed Real Assets Fund
losses and deferred capital gains with respect to certain securities during the fiscal year in order to improve the after-tax returns of the Fund. Using quantitative and/or rules-based processes and qualitative analysis, the strategy seeks to offer a broadly diversified exposure to the full set of real asset sub-sectors and includes a broad basket of equity securities across the listed real estate, infrastructure and natural resource sectors. During the fiscal year, the strategy performed in line with the Fund’s benchmark, benefitting from favorable positioning in natural resources (metals and mining overweight) while positioning in infrastructure (utilities underweight) detracted.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
First Sentier Investors (Australia) IM Ltd Market-Oriented
Grantham Mayo Van Otterloo & Co. LLC Market-Oriented
RREEF America L.L.C. Market-Oriented
* Assumes initial investment on June 10, 2019.
** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
*** The Tax-Managed Real Assets Blended Benchmark is a composite index consisting of 30% S&P Global Natural Resources Index, 30% S&P Global
Infrastructure Index (Net TR) and 40% FTSE NAREIT Equity REIT Index. The Tax-Managed Real Assets Blended Benchmark provides a means to compare the
Fund’s average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Tax-Managed Real Assets Fund 267
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees and other Fund expenses. The Example is
intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,082.30 $ 1,018.45
Expenses Paid During Period* $ 7.03 $ 6.82
* Expenses are equal to the Fund's annualized expense ratio of 1.34%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,078.80 $ 1,014.67
Expenses Paid During Period* $ 10.95 $ 10.61
* Expenses are equal to the Fund's annualized expense ratio of 2.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,084.60 $ 1,020.21
Expenses Paid During Period* $ 5.20 $ 5.04
* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
268 Tax-Managed Real Assets Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,083.80 $ 1,019.71
Expenses Paid During Period* $ 5.73 $ 5.55
* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.3%
Australia - 4.0%
Atlas Arteria, Ltd. 196,249 920
Aurizon Holdings, Ltd. 1,110,183 2,811
Beach Energy, Ltd. 281,071 293
BHP Group, Ltd. - ADR 57,634 1,581
Fortescue Metals Group, Ltd. 130,983 1,368
Mineral Resources, Ltd. 51,111 1,478
Perenti Global, Ltd. 38,989 30
Qube Holdings, Ltd. 380,496 914
Rio Tinto, Ltd. - ADR 9,372 635
Sandfire Resources, Ltd. 473,741 1,973
South32, Ltd. Class B 440,322 1,178
Sydney Airport(Æ) 315,941 1,945
Transurban Group - ADR(Æ) 1,589,122 16,128
Western Areas, Ltd.(Æ) 119,545 283
31,537
Austria - 0.2%
OMV AB 32,632 1,973
Bermuda - 0.1%
BW Energy, Ltd.(Æ) 182 1
China Water Affairs Group, Ltd. 415,320 428
Kunlun Energy Co., Ltd. 442,000 405
834
Brazil - 0.8%
CCR SA 786,736 1,593
Cia Energetica de Minas Gerais - ADR 133,673 301
Petroleo Brasileiro SA 412,323 2,022
Petroleo Brasileiro SA - ADR 18,545 182
Sao Martinho SA 194,006 1,317
Ultrapar Participacoes SA - ADR 94,146 219
Vale SA Class B - ADR 65,701 836
6,470
Canada - 5.0%
Anaergia , Inc.(Æ) 47,667 934
ARC Resources, Ltd. 111,946 1,074
Barrick Gold Corp. 42,872 787
Brookfield Infrastructure Corp. Class A 3,207 198
Canadian Natural Resources, Ltd. 9,372 398
Canadian Solar, Inc.(Æ) 34,514 1,434
Emera , Inc. 49,011 2,280
Enbridge, Inc. 164,363 6,885
Enerflex , Ltd. 88,543 755
First Quantum Minerals, Ltd. 19,012 450
Franco-Nevada Corp. Class T 9,445 1,348
Gibson Energy, Inc. 103 2
Imperial Oil, Ltd. 18,672 632
Inter Pipeline, Ltd. 13,758 209
Ivanhoe Mines, Ltd. Class A(Æ) 367,148 2,881
Kirkland Lake Gold, Ltd.(Æ) 1,616 68
Largo Resources, Ltd.(Æ) 100,814 1,258
Nutrien , Ltd. 38,365 2,681
Pembina Pipeline Corp. 197,683 6,544
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TC Energy Corp.(Æ) 118,569 6,414
Teck Resources, Ltd. Class B 24,544 685
Westshore Terminals Investment Corp. 36,169 782
Wheaton Precious Metals Corp. 18,409 743
39,442
Chile - 0.3%
Enel Americas SA - ADR 32,223 183
Sociedad Quimica y Minera de Chile
SA - ADR 42,108 2,311
2,494
China - 0.9%
China Gas Holdings, Ltd. 1,005,143 2,510
COSCO SHIPPING Ports, Ltd. 409,093 340
ENN Energy Holdings, Ltd. 58,212 1,009
Jiangsu Expressway Co., Ltd. Class H 2,588,654 2,447
Zhejiang Expressway Co., Ltd. Class H 610,000 542
6,848
Colombia - 0.0%
Ecopetrol SA - ADR 8,955 136
Cyprus - 0.1%
Ros Agro PLC - GDR 66,112 1,104
Denmark - 0.3%
Drilling Co. of 1972 A/S (The)(Æ) 14,410 516
Orsted A/S Class A(Þ) 1,374 194
Vestas Wind Systems A/S 35,070 1,519
2,229
Finland - 0.4%
Neste OYJ 22,833 1,275
Stora Enso OYJ Class R 20,738 345
UPM- Kymmene OYJ 38,787 1,371
2,991
France - 3.0%
Aeroports de Paris(Æ) 34,107 4,538
Eiffage SA 16,065 1,655
Engie SA 66,577 947
Eramet SA 2,144 180
Gaztransport Et Technigaz SA 130 11
Getlink SE 321,890 4,939
Rubis SCA 68,937 2,208
Suez SA 37,980 864
Total SA 73,559 3,688
Veolia Environnement SA 12,373 404
Vilmorin & Cie SA 11,761 748
Vinci SA 32,254 3,452
23,634
Germany - 0.3%
E.ON SE 30,071 381
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 11,821 843

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
270 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
K+S AG 71,840 1,237
ThyssenKrupp AG - ADR(Æ) 8,043 84
2,545
Ghana - 0.7%
Kosmos Energy, Ltd.(Æ) 1,538,822 5,540
Hong Kong - 0.5%
China Merchants Port Holdings Co., Ltd. 250,088 418
China Resources Gas Group, Ltd. 98,001 528
CLP Holdings, Ltd. 159,670 1,562
Guangdong Investment, Ltd. 810,946 1,022
Nine Dragons Paper Holdings, Ltd. 172,585 218
Shenzhen International Holdings, Ltd. 457,210 551
4,299
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC 244,503 2,091
India - 0.4%
Reliance Industries, Ltd. - GDR(Þ) 16,120 1,097
Vedanta, Ltd. - ADR 121,329 1,916
3,013
Ireland - 0.1%
Smurfit Kappa Group PLC 21,704 1,139
Israel - 0.4%
Equital , Ltd.(Æ) 7,253 223
ICL Group, Ltd. 80,378 687
Israel Corp., Ltd. (The)(Æ) 4,758 1,755
Naphtha Israel Petroleum Corp., Ltd.(Æ) 56,274 348
3,013
Italy - 1.8%
Atlantia SpA (Æ) 501,603 9,674
Enel SpA 202,753 1,699
Eni SpA - ADR 15,138 217
Hera SpA 225,668 924
Infrastrutture Wireless Italiane SpA (Þ) 196,548 2,173
14,687
Japan - 0.8%
East Japan Railway Co. 4,600 287
Ebara Corp. 28,800 1,572
Hitachi Zosen Corp. 2,500 19
Inpex Corp. 53,700 443
Japan Airport Terminal Co., Ltd.(Æ) 12,800 634
Japan Petroleum Exploration Co., Ltd. 21,500 388
JFE Holdings, Inc. 5,600 86
Kubota Corp. 15,000 320
Nippon Steel Corp. 30,000 522
Nittetsu Mining Co., Ltd. 4,500 259
Oji Holdings Corp. 41,500 206
Sumitomo Metal Mining Co., Ltd. 21,500 837
Takuma Co., Ltd. 14,600 191
Tokyo Gas Co., Ltd. 22,600 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
West Japan Railway Co. 9,800 462
6,619
Jersey - 0.8%
Amcor PLC 109,223 1,319
Glencore PLC(Æ) 994,653 4,986
6,305
Luxembourg - 0.4%
Adecoagro SA(Æ) 179,457 1,572
ArcelorMittal SA 37,979 1,282
Corp. America Airports SA(Æ) 98,028 553
3,407
Mexico - 1.6%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ) 12,505 605
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ) 7,105 897
Grupo Aeroportuario del Sureste SAB de
CV Class B 279,915 5,645
Grupo Aeroportuario del Sureste SAB de
CV - ADR 6,712 1,354
Grupo Mexico SAB de CV 637,854 2,798
Promotora y Operadora de
Infraestructura SAB de CV 236,806 1,741
13,040
Netherlands - 1.2%
OCI NV(Æ) 3,438 98
Royal Dutch Shell PLC Class A 190,792 4,379
Royal Dutch Shell PLC Class B 237,457 5,445
9,922
New Zealand - 0.5%
Auckland International Airport, Ltd.(Æ) 742,763 4,248
Norway - 0.6%
Austevoll Seafood ASA 94,261 1,274
Borregaard ASA - ADR 22,679 552
BW Offshore, Ltd.(Æ) 50,269 164
DNO ASA 659,139 962
Equinor ASA Class N 57,663 1,466
4,418
Poland - 0.1%
Polskie Gornictwo Naftowe i
Gazownictwo SA 782,341 1,180
Russia - 1.7%
Gazprom Neft PJSC 138,626 988
Gazprom PJSC - ADR 70,374 692
Lukoil PJSC - ADR 38,257 3,896
MMC Norilsk Nickel PJSC - ADR 22,932 719
Novatek PJSC - GDR 17,528 4,456
PhosAgro PJSC - GDR 35,269 844
Rosneft Oil Co. PJSC - GDR 97,843 873
Surgutneftegas PJSC - ADR 21,884 119

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Surgutneftegas PJSC - ADR 6,195 30
Tatneft PJSC - ADR 16,198 742
13,359
Singapore - 0.1%
Wilmar International, Ltd. 265,000 851
South Africa - 0.3%
African Rainbow Minerals, Ltd. 32,348 433
AngloGold Ashanti, Ltd. - ADR 14,459 267
Gold Fields, Ltd. - ADR 23,981 222
Impala Platinum Holdings, Ltd. 39,041 507
Sibanye Stillwater, Ltd. 155,924 549
Thungela Resources, Ltd.(Æ) 7,364 35
2,013
South Korea - 0.2%
POSCO 3,313 837
Young Poong Corp. 760 448
1,285
Spain - 2.5%
Aena SME SA(Æ)(Þ) 83,501 13,654
Iberdrola SA 402,956 4,768
Repsol SA - ADR 91,585 1,168
19,590
Sweden - 0.2%
Svenska Cellulosa AB SCA Class B 94,077 1,468
Switzerland - 0.9%
Flughafen Zurich AG(Æ) 32,402 5,849
Gurit Holding AG 316 551
SIG Combibloc Group AG(Æ) 18,348 480
6,880
Thailand - 0.2%
PTT Exploration & Production PCL 231,000 815
PTT PCL 493,600 564
1,379
Turkey - 0.1%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 224,976 394
Ukraine - 0.1%
Ferrexpo PLC 154,122 660
Kernel Holding SA 14,719 223
883
United Kingdom - 2.3%
Anglo American PLC 75,000 2,841
Antofagasta PLC 29,173 571
BHP Group PLC 44,197 1,174
BP PLC 297,464 1,428
Central Asia Metals PLC 45,010 151
DS Smith PLC 41,615 218
EnQuest PLC(Æ) 1,644,647 540
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Genuit Group PLC 36,210 329
Harbour Energy PLC(Æ) 24,648 119
James Fisher and Sons Public Ltd.,
Co.(Æ) 37,360 210
John Wood Group PLC(Æ) 168,746 493
Mondi PLC 38,165 955
National Grid PLC 202,182 2,586
Scottish & Southern Energy PLC 227,890 5,129
Severn Trent PLC Class H 42,913 1,609
18,353
United States - 60.1%
Aemetis , Inc.(Æ) 41,248 821
AGCO Corp. 7,682 939
Agree Realty Corp.(ö) 67,802 4,818
Albemarle Corp. 3,893 975
Alexander & Baldwin, Inc. 20,622 506
Alexandria Real Estate Equities, Inc.(ö) 27,286 5,570
Alliant Energy Corp. 38,123 2,157
Ameresco , Inc. Class A(Æ) 30,091 2,471
American Campus Communities, Inc.(ö) 36,949 1,985
American Electric Power Co., Inc. 10,682 905
American Homes 4 Rent Class A(ö) 184,492 7,490
American Tower Corp.(ö) 9,600 2,707
American Water Works Co., Inc. 5,961 1,038
Americold Realty Trust(ö) 22,890 675
Apartment Income REIT Corp.(ö) 103,347 5,540
Apple Hospitality REIT, Inc.(ö) 232,289 3,649
Archer-Daniels-Midland Co. 6,233 400
Atmos Energy Corp. 7,506 691
AvalonBay Communities, Inc.(ö) 59,758 14,144
Avery Dennison Corp. 2,165 471
Avista Corp. 7,577 302
Boston Properties, Inc.(ö) 64,841 7,369
Brixmor Property Group, Inc.(ö) 34,729 814
Camden Property Trust(ö) 8,255 1,346
Centennial Resource Development, Inc.
Class A(Æ) 20,008 144
CenterPoint Energy, Inc. 74,571 1,942
Cheniere Energy, Inc. 73,417 7,591
Chevron Corp. 11,431 1,309
Civitas Resources, Inc. 12,673 711
Clean Energy Fuels Corp.(Æ) 364,105 3,357
CNX Resources Corp.(Æ) 22,415 327
ConocoPhillips Co. 13,303 991
CoreSite Realty Corp. Class A(ö) 26,881 3,829
Corteva , Inc. 21,042 908
Cousins Properties, Inc.(ö) 4,864 193
Crown Castle International Corp.(ö) 9,599 1,731
CSX Corp. 41,556 1,503
CubeSmart (ö) 15,152 834
CyrusOne , Inc.(ö) 79,528 6,523
Darling Ingredients, Inc.(Æ) 38,936 3,291
Deere & Co. 2,372 812
DiamondRock Hospitality Co.(Æ)(ö) 27,431 248
Digital Realty Trust, Inc.(ö) 21,030 3,319
Dominion Energy, Inc. 101,923 7,740

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
272 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Douglas Emmett, Inc.(ö) 5,324 174
DT Midstream, Inc. 1,317 63
DTE Energy Co. 2,635 299
Duke Energy Corp. 51,768 5,281
Duke Realty Corp.(ö) 39,588 2,226
EastGroup Properties, Inc.(ö) 41,845 8,276
Edison International 2,654 167
Empire State Realty Trust, Inc. Class
A(ö) 296,365 2,869
Entergy Corp. 7,626 786
Enterprise Products Partners, LP 178,419 4,047
EOG Resources, Inc. 8,795 813
EPR Properties(ö) 25,642 1,287
Equinix , Inc.(Æ)(ö) 28,245 23,643
Equity LifeStyle Properties, Inc. Class
A(ö) 30,624 2,588
Equity Residential(ö) 124,723 10,776
Essential Properties Realty Trust, Inc.(ö) 201,773 6,011
Essential Utilities, Inc. 19,208 904
Essex Property Trust, Inc.(ö) 9,185 3,122
Evergy , Inc. 12,229 780
Eversource Energy 49,378 4,192
Exelon Corp. 100,372 5,339
Extra Space Storage, Inc.(ö) 69,523 13,722
Exxon Mobil Corp. 32,569 2,100
Farmland Partners, Inc.(ö) 34,149 384
Federal Realty Investment Trust(ö) 2,601 313
First Industrial Realty Trust, Inc.(ö) 51,372 2,991
First Solar, Inc.(Æ) 8,213 982
FirstEnergy Corp. 49,914 1,923
Five Star Senior Living, Inc.(Æ) 33,402 137
FMC Corp. 7,889 718
Freeport-McMoRan, Inc. 89,952 3,393
Gaming and Leisure Properties, Inc.(ö) 44,116 2,139
GrafTech International, Ltd. 128,236 1,372
Green Plains, Inc.(Æ) 9,878 375
Halliburton Co. 31,579 789
Healthcare Realty Trust, Inc.(ö) 9,323 308
Healthpeak Properties, Inc.(ö) 24,252 861
Host Hotels & Resorts, Inc.(Æ)(ö) 56,029 943
Howard Hughes Corp. (The)(Æ) 23,401 2,039
Hudson Pacific Properties, Inc.(ö) 10,463 269
Hyatt Hotels Corp. Class A(Æ) 14,044 1,197
Independence Realty Trust, Inc.(ö) 88,521 2,092
International Paper Co. 3,165 157
Invitation Homes, Inc.(ö) 77,722 3,206
Iron Mountain, Inc.(ö) 13,139 600
JBG Smith Properties(ö) 22,802 658
Kilroy Realty Corp.(ö) 8,121 547
Kimco Realty Corp.(ö) 363,573 8,217
Kinder Morgan, Inc. 289,329 4,846
Kite Realty Group Trust(ö) 179,182 3,637
Lamar Advertising Co. Class A(ö) 9,914 1,122
Laredo Petroleum, Inc.(Æ) 11,510 868
Life Storage, Inc.(Æ)(ö) 72,259 9,669
Livent Corp.(Æ) 67,176 1,896
Macerich Co. (The)(ö) 11,901 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mack-Cali Realty Corp.(Æ)(ö) 26,987 491
Macquarie Infrastructure Corp. 21,244 78
Magellan Midstream Partners, LP 48,918 2,397
Magnolia Oil & Gas Corp.(Æ) 85,219 1,779
Medical Properties Trust, Inc.(ö) 223,699 4,771
MGM Growth Properties LLC Class A(ö) 51,360 2,023
Mid-America Apartment Communities,
Inc.(ö) 54,742 11,179
Mosaic Co. (The) 76,288 3,171
National Retail Properties, Inc.(ö) 2,618 119
NETSTREIT Corp.(ö) 79,014 1,915
Newmont Corp. 20,618 1,113
NexPoint Residential Trust, Inc.(ö) 8,489 601
NextEra Energy, Inc. 189,521 16,173
NexTier Oilfield Solutions, Inc.(Æ) 92,913 414
NiSource, Inc. 31,808 785
Norfolk Southern Corp. 3,128 917
Nucor Corp. 6,142 686
Omega Healthcare Investors, Inc.(ö) 48,983 1,438
ONEOK, Inc. 11,060 704
Outfront Media Capital LLC / Outfront
Media Capital Corp.(ö) 8,554 213
Ovintiv , Inc. 9,708 364
Paramount Group, Inc.(ö) 37,793 320
Park Hotels & Resorts, Inc.(Æ)(ö) 128,724 2,385
Pebblebrook Hotel Trust(ö) 30,168 678
Phillips 66 640 48
Pinnacle West Capital Corp. 9,828 634
Pioneer Natural Resources Co. 3,888 727
PNM Resources, Inc. 17,363 864
Portland General Electric Co. 8,886 438
Prologis, Inc.(ö) 211,569 30,669
ProPetro Holding Corp.(Æ) 73,657 706
PS Business Parks, Inc.(ö) 3,276 582
Public Service Enterprise Group, Inc. 11,268 719
Public Storage(ö) 11,238 3,733
Rayonier, Inc.(ö) 12,312 460
Realty Income Corp.(ö) 21,690 1,549
Regal Beloit Corp. 3,044 464
Regency Centers Corp.(ö) 18,334 1,291
Renewable Energy Group, Inc.(Æ) 30,914 1,978
Republic Services, Inc. Class A 28,833 3,881
Retail Opportunity Investments Corp.(ö) 12,311 219
REX American Resources Corp.(Æ) 5,827 512
Rexford Industrial Realty, Inc.(ö) 43,551 2,927
Ryman Hospitality Properties, Inc.(Æ)(ö) 49,880 4,267
Sabra Health Care REIT, Inc.(ö) 52,034 736
Safehold , Inc.(Æ) 2,644 198
SBA Communications Corp.(ö) 9,882 3,413
Sealed Air Corp. 3,575 212
Select Energy Services, Inc. Class A(Æ) 53,353 321
Sempra Energy 7,298 931
Simon Property Group, LP(ö) 114,014 16,712
SITE Centers Corp.(ö) 25,058 398
SL Green Realty Corp.(ö) 46,297 3,244
SolarEdge Technologies, Inc.(Æ) 4,775 1,694
Southern Co. (The) 24,837 1,548

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southwestern Energy Co.(Æ) 40,314 197
Spirit Realty Capital, Inc.(ö) 35,270 1,726
STAG Industrial, Inc.(ö) 84,534 3,680
STORE Capital Corp.(ö) 76,137 2,614
Sun Communities, Inc.(ö) 60,511 11,859
Sunrun , Inc.(Æ) 28,679 1,654
Sylvamo Corp.(Æ) 287 8
Talos Energy, Inc.(Æ) 49,527 642
Terreno Realty Corp.(ö) 14,094 1,031
UDR, Inc.(ö) 28,253 1,569
UGI Corp. 32,778 1,423
Union Pacific Corp. 4,120 995
Ventas, Inc.(ö) 80,673 4,306
VEREIT, Inc.(ö) 10,702 538
VICI Properties, Inc.(ö) 229,193 6,727
W&T Offshore, Inc.(Æ) 165,536 680
WEC Energy Group, Inc.(Æ) 11,895 1,071
Welltower , Inc.(ö) 159,201 12,800
Weyerhaeuser Co.(ö) 54,876 1,960
Williams Cos., Inc. (The) 46,843 1,316
WP Carey, Inc.(ö) 8,005 617
Xcel Energy, Inc. 76,957 4,970
Zurn Water Solutions Corp. 13,656 495
477,081
Total Common Stocks
(cost $559,693) 748,694
Preferred Stocks - 0.7%
Brazil - 0.6%
Bradespar SA
9.788% (Ÿ) 419,306 3,615
Petroleo Brasileiro SA
8.886% (Ÿ) 238,415 1,151
4,766
Russia - 0.1%
Tatneft PJSC
6.851% (Ÿ) 149,903 1,032
Total Preferred Stocks
(cost $4,311) 5,798
Short-Term Investments - 4.5%
United States - 4.5%
U.S. Cash Management Fund(@) 35,648,524 (∞) 35,641
Total Short-Term Investments
(cost $35,641) 35,641
Total Investments - 99.5%
(identified cost $599,645) 790,133
Other Assets and Liabilities, Net
- 0.5%
4,128
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Net Assets - 100.0%
794,261

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
274 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
2.2%
Aena SME SA 09/27/21 EUR 83,501 171.52 14,321
13,654
Infrastrutture Wireless Italiane SpA 01/06/21 EUR 196,548 11.73 2,305
2,173
Orsted A/S 09/01/21 DKK 1,374 160.19 220
194
Reliance Industries, Ltd. 07/28/21 INR 16,120 57.71 930 1,097
17,118
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 97 USD 22,295 12/21 693
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 693
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada HKD 59 USD 8 11/01/21 —
Royal Bank of Canada HKD 59 USD 8 11/02/21 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 31,53 7 $ —
$ —
$ 31,537 4.0
Austria — 1,973 —
—
1,973 0.2
Bermuda — 834 —
—
834 0. 1
Brazil 6,470 — —
—
6,470 0.8
Canada 39,442 — —
—
39,442 5.0
Chile 2,494 — —
—
2,494 0.3
China — 6,848 —
—
6,848 0.9
Colombia 136 — —
—
136 — *
Cyprus — 1,104 —
—
1,104 0.1
Denmark — 2,229 —
—
2,229 0.3
Finland — 2,991 —
—
2,991 0.4

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 275
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
France — 23,634 —
—
23,634 3.0
Germany — 2,545 —
—
2,545 0.3
Ghana 5,540 — —
—
5,540 0.7
Hong Kong — 4,299 —
—
4,299 0.5
Hungary — 2,091 —
—
2,091 0.3
India 1,916 1,097 —
—
3,013 0.4
Ireland — 1,139 —
—
1,139 0.1
Israel — 3,013 —
—
3,013 0.4
Italy — 14,687 —
—
14,687 1.8
Japan — 6,619 —
—
6,619 0.8
Jersey 1,318 4,987 —
—
6,305 0.8
Luxembourg 2,125 1,282 —
—
3,407 0.4
Mexico 13,040 — —
—
13,040 1.6
Netherlands — 9,922 —
—
9,922 1.2
New Zealand — 4,248 —
—
4,248 0.5
Norway — 4,418 —
—
4,418 0.6
Poland — 1,180 —
—
1,180 0.1
Russia 119 13,240 —
—
13,359 1.7
Singapore — 851 —
—
851 0.1
South Africa 490 1,523 —
—
2,013 0.3
South Korea — 1,285 —
—
1,285 0.2
Spain — 19,590 —
—
19,590 2.5
Sweden — 1,468 —
—
1,468 0.2
Switzerland — 6,880 —
—
6,880 0.9
Thailand — 1,379 —
—
1,379 0.2
Turkey — 394 —
—
394 0.1
Ukraine — 883 —
—
883 0.1
United Kingdom — 1 8 , 35 3 —
—
1 8 , 35 3 2. 3
United States 477,081 — —
—
477,081 60.1
Preferred Stocks 4,766 1,032 — — 5,798 0.7
Short-Term Investments — — — 35,641 35,641 4.5
Total Investments 554,937 199,555 — 35,641 790,133 99.5
Other Assets and Liabilities, Net
0.5
100.0
Other Financial Instruments
Assets
Futures Contracts 693 — — — 693 0.1
Total Other Financial Instruments
**
$ 693 $ — $ — $ — $ 693
* Less than 0.05% of net assets.

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
276 Tax-Managed Real Assets Fund
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
1,591
Consumer Staples ...................................................................
3,469
Energy ....................................................................................
91,608
Financial Services ...................................................................
334,151
Health Care .............................................................................
137
Materials and Processing ........................................................
75,568
Producer Durables ..................................................................
102,153
Technology ..............................................................................
3,829
Utilities ...................................................................................
136,188
Preferred Stocks
Energy ....................................................................................
2,183
Financial Services ...................................................................
3,615
Short-Term Investments ................................................................
35,641
Total Investments .................................................................... 790,133

Russell Investment Company
Tax-Managed Real Assets Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 277
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 693
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,473 $ —
Foreign currency exchange contracts — 112
Total
$ 5,473 $ 112
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,297 $ —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
278 Tax-Managed Real Assets Fund
6
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 599,645
Investments, at fair value(>) ...........................................................................................................................................................
790,133
Foreign currency holdings(^) ......................................................................................................................................................... 2,012
Receivables:
Dividends and interest ....................................................................................................................................................... 649
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 15
Fund shares sold ................................................................................................................................................................ 1,525
From broker (a) ................................................................................................................................................................... 468
Variation margin on futures contracts ................................................................................................................................. 693
Total assets .................................................................................................................................................
795,496
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 198
Fund shares redeemed ....................................................................................................................................................... 226
Accrued fees to affiliates .................................................................................................................................................... 657
Other accrued expenses ..................................................................................................................................................... 101
Deferred capital gains tax liability ..................................................................................................................................... 53
Total liabilities .............................................................................................................................................
1,235
Net Assets ............................................................................................................................................................
$ 794,261

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 279
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 183,410
Shares of beneficial interest ...........................................................................................................................................................
596
Additional paid-in capital ..............................................................................................................................................................
610,255
Net Assets ............................................................................................................................................................
$ 794,261
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 13.28
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 14.09
Class A — Net assets ............................................................................................................................................................. $ 5,369,738
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 404,397
Net asset value per share: Class C(#) ............................................................................................................................................. $ 13.15
Class C — Net assets ............................................................................................................................................................. $ 531,051
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 40,397
Net asset value per share: Class M(#) ............................................................................................................................................ $ 13.33
Class M — Net assets ............................................................................................................................................................ $ 255,918,071
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 19,200,476
Net asset value per share: Class S(#) .............................................................................................................................................. $ 13.32
Class S — Net assets ............................................................................................................................................................. $ 532,442,146
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 39,977,874
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,013
(>)     Investments in affiliates, U.S. Cash Management Fund $ 35,641
(a)     Receivable from Broker for Futures $ 468
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
280 Tax-Managed Real Assets Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 17,7 87
Dividends from affiliated funds ......................................................................................................................................... 16
Total investment income ...............................................................................................................................................................
17,803
Expenses
Advisory fees .................................................................................................................................................................... 5,492
Administrative fees ........................................................................................................................................................... 311
Custodian fees ................................................................................................................................................................... 141
Distribution fees - Class A ................................................................................................................................................ 11
Distribution fees - Class C ................................................................................................................................................ 4
Transfer agent fees - Class A ............................................................................................................................................ 9
Transfer agent fees - Class C ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 391
Transfer agent fees - Class S ............................................................................................................................................. 891
Professional fees ............................................................................................................................................................... 104
Registration fees ............................................................................................................................................................... 89
Shareholder servicing fees - Class C ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 24
Printing fees ...................................................................................................................................................................... 65
Offering fees ..................................................................................................................................................................... 3
Proxy fees ......................................................................................................................................................................... 29
Miscellaneous ................................................................................................................................................................... 17
Expenses before reductions .............................................................................................................................................. 7,583
Expense reductions ........................................................................................................................................................... (756)
Net expenses .................................................................................................................................................................................
6,827
Net investment income (loss) ........................................................................................................................................................
10,976
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 37,064
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 5,473
Foreign currency exchange contracts ................................................................................................................................ 112
Foreign currency-related transactions ............................................................................................................................... (128)
Net realized gain (loss) ..................................................................................................................................................................
42,520
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 172,980
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,297
Foreign currency-related transactions ............................................................................................................................... 12
Net change in unrealized appreciation (depreciation) ................................................................................................................... 174,290
Net realized and unrealized gain (loss) ......................................................................................................................................... 216,810
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 227,786

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 281
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 10,976 $ 7,720
Net realized gain (loss) ...................................................................................................................... 42,520 (50,523)
Net change in unrealized appreciation (depreciation) ....................................................................... 174,290 (2,758)
Net increase (decrease) in net assets from operations ............................................................................. 227,786 (45,561)
Distributions
To shareholders
Class A .......................................................................................................................................... (53) (8)
Class C .......................................................................................................................................... (5) (1)
Class M ......................................................................................................................................... (2,859) (856)
Class S ........................................................................................................................................... (7,332) (3,492)
Net decrease in net assets from distributions .......................................................................................... (10,249) (4,357)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 124,247 74,507
Total Net Increase (Decrease) in Net Assets ..........................................................................
341,784 24,589
Net Assets
Beginning of period .................................................................................................................................
452,477 427,888
End of period ..........................................................................................................................................
$ 794,261 $ 452,477

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
282 Tax-Managed Real Assets Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 148 $ 1,677 219 $ 1,754
Proceeds from reinvestment of distributions 5 53 1 8
Payments for shares redeemed (39) (482) (22) (208)
Net increase (decrease)
114 1,248 198 1,554
Class C
Proceeds from shares sold 10 12 5 28 231
Proceeds from reinvestment of distributions 1 5 —** 1
Payments for shares redeemed (14) (163) (1) (5)
Net increase (decrease)
(3) (33) 27 227
Class M
Proceeds from shares sold 11,272 131,39 4 5,945 52,849
Proceeds from reinvestment of distributions 268 2,8 59 82 856
Payments for shares redeemed (2,799) (33,675) (3,264) (29,239)
Net increase (decrease)
8,741 100,578 2,763 24,466
Class S
Proceeds from shares sold 12,135 149,009 16,998 152,009
Proceeds from reinvestment of distributions 683 7,306 335 3,489
Payments for shares redeemed (11,620) (133,861) (11,860) (107,238)
Net increase (decrease)
1,198 22,454 5,473 48,260
Total increase (decrease)
10,050 $ 124,247 8,461 $ 74,507
**
Less than 500 shares.

Russell Investment Company
Tax-Managed Real Assets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
284 Tax-Managed Real Assets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2021 9.11 .17 4.18 4.35 (.18) (.18)
October 31, 2020 10.40 .13 (1.33) (1.20) (.09) (.09)
October 31, 2019(7) 10.00 .07 .33 .40 — —
Class C
October 31, 2021 9.04 .08 4.16 4.24 (.13) (.13)
October 31, 2020 10.37 .06 (1.33) (1.27) (.06) (.06)
October 31, 2019(7) 10.00 .04 .33 .37 — —
Class M
October 31, 2021 9.13 .22 4.20 4.42 (.22) (.22)
October 31, 2020 10.41 .17 (1.34) (1.17) (.11) (.11)
October 31, 2019(7) 10.00 .08 .33 .41 — —
Class S
October 31, 2021 9.13 .20 4.19 4.39 (.20) (.20)
October 31, 2020 10.41 .16 (1.34) (1.18) (.10) (.10)
October 31, 2019(7) 10.00 .08 .33 .41 — —

See accompanying notes which are an integral part of the financial statements.
Tax-Managed Real Assets Fund 285
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
13.28 48.29 5,370 1.42 1.33 1.44 40
9.11 (11.65) 2,642 1.47 1.33 1.43 81
10.40 4.00 950 1.51 1.30 1.75 29
13.15 47.21 531 2.17 2.08 .65 40
9.04 (12.35) 392 2.22 2.08 .66 81
10.37 3.70 171 2.25 2.04 .99 29
13.33 48.95 255,918 1.17 .98 1.79 40
9.13 (11.39) 95,547 1.22 .98 1.80 81
10.41 4.10 80,142 1.25 .94 2.10 29
13.32 48.63 532,442 1.17 1.08 1.66 40
9.13 (11.44) 353,896 1.22 1.08 1.70 81
10.41 4.10 346,625 1.25 1.04 2.01 29

Russell Investment Company
Tax-Managed Real Assets Fund
See accompanying notes which are an integral part of the financial statements.
286 Tax-Managed Real Assets Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 511,046
Administration fees 31,564
Distribution fees 1,471
Shareholder servicing fees 109
Transfer agent fees 110,375
Trustee fees 2,469
$ 657,034
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 19,771 $ 183,089 $ 167,219 $ (1) $ 1 $ 35,641 $ 16 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 603,251,932 $ 193,846,414 $ (6,965,751) $ 186,880,663 $ 12,736,613 $ (16,152,547)
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 10,249,4 78 $ — $ — $ 4,357,245 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
288 Opportunistic Credit Fund
Opportunistic Credit Fund
-
Class A
‡
Total
Return
1 Year 4 .56%
5 Years 3 .24%§
10 Years 4 .16%§
Opportunistic Credit Fund
-
Class C
Total
Return
1 Year 7 .73%
5 Years 3 .26%§
10 Years 3 .77%§
Opportunistic Credit Fund
-
Class M
‡‡
Total
Return
1 Year 8 .91%
5 Years 4 .35%§
10 Years 4 .84%§
Opportunistic Credit Fund
-
Class S
Total
Return
1 Year 8 .85%
5 Years 4 .32%§
10 Years 4 .82%§
Opportunistic Credit Fund
-
Class Y
Total
Return
1 Year 8 .93%
5 Years 4 .37%§
10 Years 4 .89%§
Bloomberg U.S. Universal Index (USD)**
Total
Return
1 Year 0 .48%
5 Years 3 .42%§
10 Years 3 .39%§
Opportunistic Credit Linked Benchmark***
Total
Return
1 Year 6 .23%
5 Years 4 .82%§
10 Years 6 .10%§
Opportunistic Credit Composite Index****
Total
Return
1 Year 6 .23%
5 Years 4 .71%§
10 Years 5 .22%§

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Opportunistic Credit Fund 289
The Opportunistic Credit Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2021, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class S, and Class Y Shares
gained 8.65%, 7.73%, 8.91%, 8.85%, and 8.93%, respectively.
This is compared to the Fund’s benchmark, the Bloomberg U.S.
Universal Index (USD hedged), which gained 0.48% during the
same fiscal year. The Opportunistic Credit Composite Index (the
“Secondary Benchmark”), a composite index consisting of 50%
ICE BofA Developed Markets High Yield Constrained Index
(USD hedged), 20% JP Morgan EMBI Global Diversified Index,
20% Bloomberg U.S. 1-3 Month Treasury Bill Index and 10%
Bloomberg U.S. Corporate Index, gained 6.23% during the same fiscal year. The Fund’s Secondary Benchmark provides a means to compare the Fund’s average annual return to a secondary
benchmark that is more representative of the investment
strategies pursued by the Fund. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, Morningstar
®
Multisector Bond Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 6.13%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index (a “RIM-assigned benchmark”). However, the
Fund’s primary index remains the benchmark for the Fund and
is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
During the fiscal year ended October 31, 2021, relaxed central bank monetary policy, fiscal stimulus, and the introduction of
COVID-19 vaccines impacted risk markets positively. Equity
markets reached record highs in 2021, with the S&P 500 Index gaining 42.91% on the fiscal year. U.S. Investment grade corporate credit spreads tightened from 114 bps to 87 bps. Similarly, U.S.
high yield corporate spreads tightened from 435 bps to 285 bps.
The U.S. Urban Consumer Price Index reached a 6.2% year-over-
year increase in October 2021 – higher than the Federal Reserve
Bank’s 2% inflation target – as the economy faced cash strapped consumers, labor shortages, and supply constraints.
The Fund’s exposure to spread sectors was a positive during the fiscal year as credit spreads experienced continued recovery. The
Bloomberg U.S. Corporate Bond Index posted a total return of
2.18% for the fiscal year, above equivalent duration treasuries.
The Bloomberg U.S. Corporate High Yield Index performed
exceptionally well, posting total returns of 10.53% for the fiscal year. U.S. Treasuries performed poorly over the fiscal year as yields rose; the 10-year Treasury yield began the year at 0.84%
and ended the year at 1.55%.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund’s exposure to long positions in higher yielding bonds contributed positively to performance as spread sectors ended the year with positive returns. In particular, the securitized sectors of the market, especially commercial mortgage-backed securities, performed well as credit rebounded on the reopening trade. In emerging markets, the Fund had a bias towards countries with lower credit ratings, which was beneficial as lower-quality cohorts saw significant spread compression over the year. The Fund’s overall lower-quality positioning, with an overweight to CCC-
rated and non-rated bonds, contributed positively to performance.
The Fund was generally long duration, which detracted from
performance as rates increased across the curve on the year.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Barings
LLC and Barings International Investment Limited (“Barings”)
was the best performing money manager during the fiscal year, outperforming the Fund benchmark and their RIM-assigned
benchmark. Barings benefited from exposure to lower quality
credit, specifically the B- and CCC-rated cohorts, as spreads tightened over most of the fiscal year. During the fiscal year,
Barings expressed a pro-risk conviction and rotated into the energy sector, which positively contributed to performance.
Barings’ short duration position also contributed to performance.

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
290 Opportunistic Credit Fund
DuPont Capital Management Corporation (“DuPont”)
underperformed the Fund’s benchmark due to duration but
outperformed the RIM-assigned benchmark. DuPont’s overall
emerging market exposure and general overweight to high yield credit contributed positively to performance. Issuer selection late in the year, specifically in China, detracted from performance.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired risk/return profile for the
Fund.
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the
Bloomberg U.S. Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, underperformed the
Fund’s benchmark. Despite strong security selection, the strategy suffered from a longer duration than the Fund’s benchmark.
Additionally, lack of exposure to higher-yielding credits detracted from performance.
During the fiscal year, RIM also managed a strategy to gain
exposure to quasi-sovereign emerging markets debt. This
strategy outperformed both the Fund’s benchmark and its RIM-
assigned benchmark during the fiscal year. The higher yield
earned through quasi-sovereign issuers over the sovereigns that compose most of the RIM-assigned benchmark was the driver of outperformance relative to that benchmark for the year.
RIM also managed a U.S. Fallen Angels positioning strategy that invests in recently downgraded bonds, which tend to have lower prices. The strategy outperformed its RIM-assigned benchmark for the fiscal year.
RIM also managed an E.U. Fallen Angels positioning strategy
that invests in recently downgraded bonds of European issuers.
The strategy outperformed its RIM-assigned benchmark.
The U.S. High Yield Intelligent Credit positioning strategy, which screens securities based on value within the ICE BofA US High
Yield Index and purchases physical bonds that RIM believes
to be undervalued, outperformed the Fund’s benchmark for the fiscal year ended October 31, 2021.
RIM also managed currency factor and rates factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively and utilize long and short positions in global government bond futures and currency forward contracts. The Fund’s currency factor strategy contributed positively to performance, while the rates factor strategy detracted from performance.
During the fiscal year, RIM also implemented tactical positioning strategies through the use of derivatives. These positioning strategies contributed negatively to Fund performance during the fiscal year, as rising rates led to negative contribution from interest rate derivatives used to extend duration. RIM also utilized credit default swaps to increase and decrease credit risk at certain times during the fiscal year.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year ending October 31, 2021.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Barings LLC and Barings International
Investment Limited Sector Specialist
DuPont Capital Management Corporation Sector Specialist
Voya Investment Management Co. LLC Sector Specialist

Russell Investment Company
Opportunistic Credit Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Opportunistic Credit Fund 291
* Assumes initial investment on November 1, 2011.
** The Bloomberg U.S. Universal Index (USD) measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
*** The Opportunistic Credit Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account the historical changes in the Fund’s secondary benchmark. The Opportunistic Credit Linked Benchmark is a composite index consisting of 60% ICE BofA
Global High Yield Index (USD hedged) and 40% JP Morgan EMBI Global Diversified Index through December 31, 2018 and 50% ICE BofA Developed Markets
High Yield Constrained Index (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg U.S. 1-3 Month Treasury Bill Index and 10%
Bloomberg U.S. Corporate Investment Grade Index thereafter.
**** The Opportunistic Credit Composite Index provides a means to compare the Fund's average annual returns to a secondary benchmark that is more representative of the investment strategies pursued by the Fund. The Opportunistic Credit Composite Index is a composite index consisting of 50% ICE BofA Developed
Markets High Yield Constrained Index (USD hedged), 20% JP Morgan EMBI Global Diversified Index, 20% Bloomberg U.S. 1-3 Month Treasury Bill Index and
10% Bloomberg U.S. Corporate Investment Grade Index.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
292 Opportunistic Credit Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,016.30 $ 1,019.86
Expenses Paid During Period* $ 5.39 $ 5.40
* Expenses are equal to the Fund's annualized expense ratio of 1.06%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,012.60 $ 1,016.08
Expenses Paid During Period* $ 9.18 $ 9.20
* Expenses are equal to the Fund's annualized expense ratio of 1.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,017.80 $ 1,021.37
Expenses Paid During Period* $ 3.87 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
Opportunistic Credit Fund 293
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,017.50 $ 1,021.12
Expenses Paid During Period* $ 4.12 $ 4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,019.00 $ 1,021.63
Expenses Paid During Period* $ 3.61 $ 3.62
* Expenses are equal to the Fund's annualized expense ratio of 0.71%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
294 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 85.4%
Asset-Backed Securities - 5.8%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A3
7.250% due 02/25/38 (~)(Ê)(Þ) 699 670
APIDOS CLO
Series 2019-31A Class CR
3.081% due 10/24/34 1,600 1,600
Barings CLO, Ltd.
Series 2021-1A Class D
2.124% due 10/15/36 2,000 2,000
CLI Funding VI LLC
Series 2020-1A Class A
2.080% due 09/18/45 (Þ) 882 879
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 75 78
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 133 135
Series 2021-AGS Class B
1.400% due 03/25/52 (Þ) 1,000 998
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 392 423
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 196 204
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 933 1,004
Series 2021-1A Class A2II
3.151% due 04/25/51 (Þ) 597 621
Earnest Student Loan Program LLC
Series 2017-A Class C
4.130% due 01/25/41 (Þ) 43 43
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 156 156
GoodLeap Sustainable Home Solutions
Trust
Series 2021-3CS Class A
2.100% due 05/20/48 (Þ) 1,470 1,453
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 886 944
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 783 804
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 420 432
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 572
Marlette Funding Trust
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 901 903
Series 2019-2A Class B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.530% due 07/16/29 (Þ) 430 432
Series 2021-1A Class C
1.410% due 06/16/31 (Þ) 900 895
MedPro Group, Inc.
Series 2017-1A Class C
2.174% due 01/23/29 500 500
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 245 262
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 186 197
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 331 344
Series 2020-2A Class B
2.210% due 08/20/46 (Þ) 377 378
Series 2021-1A Class B
2.050% due 12/20/46 (Þ) 921 916
Series 2021-2A Class B
2.090% due 04/22/47 (Þ) 533 529
Navient Private Education Refi Loan
Trust
Series 2020-HA Class A
1.310% due 01/15/69 (Þ) 366 367
Series 2021-A Class B
2.240% due 05/15/69 (Þ) 450 448
Palmer Square CLO, Ltd.
Series 2012-3
1.000% due 01/15/35 (Þ) 500 500
Series 2018-2A
2.022% due 07/16/31 1,250 1,250
Palmer Square Loan Funding, Ltd.
Series 2021-4A
1.000% due 10/15/29 (Ê)(Þ) 2,000 2,000
Primose Funding LLC
Series 2019-1A Class A2
4.475% due 07/30/49 (Þ) 983 1,018
Santander Drive Auto Receivables Trust
Series 2019-3 Class D
2.680% due 10/15/25 1,100 1,120
Series 2020-3 Class B
0.690% due 03/17/25 300 301
SoFi Alternative Trust
Series 2019-F Class PT1
2.825% due 02/15/45 (~)(Ê)(Þ) 482 491
SoFi Consumer Loan Program Trust
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 425 434
Series 2018-4 Class D
4.760% due 11/26/27 (Þ) 1,000 1,027
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 511
SoFi Professional Loan Program LLC
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 415
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 517

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 617
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 1,012
SoFi Professional Loan Program Trust
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 441
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 439
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 879
Series 2018-D
0.000% due 02/25/48 (Þ) 43 726
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 616
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 979
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 544 569
Series 2021-1A Class A2II
0.000% due 08/20/51 (Þ) 600 591
Sunnova Helios Issuer LLC
Series 2020-2A Class A
2.730% due 11/01/55 (Þ) 346 349
Sunnova Sol III Issuer LLC
Series 2021-1 Class A
2.580% due 04/28/56 (Þ) 889 881
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 493 522
TCW CLO, Ltd.
Series 2017-1A Class C
2.424% due 10/29/34 300 299
TCW Group, Inc. (The)
Series 2021-2A Class D
3.375% due 07/25/34 1,500 1,500
Tesla Auto Lease Trust
Series 2020-A Class D
2.330% due 02/20/24 (Þ) 550 560
Triton Container International, Ltd.
Series 2021-1A Class A
1.860% due 03/20/46 (Þ) 475 467
Wendy's Co. (The)
Series 2021-1A Class A2II
2.775% due 06/15/51 (Þ) 1,047 1,067
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 481 508
Westlake Automobile Receivables Trust
Series 2021-2A Class D
1.230% due 12/15/26 (Þ) 500 496
42,289
Corporate Bonds and Notes - 28.6%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3M Co.
2.875% due 10/15/27 292 312
Abbott Laboratories
4.750% due 11/30/36 241 308
Acuris Finance US, Inc. / Acuris
Finance SARL
5.000% due 05/01/28 (Þ) 556 548
AdaptHealth LLC
4.625% due 08/01/29 (Þ) 368 364
5.125% due 03/01/30 (Þ) 427 429
AHP Health Partners Inc
5.750% due 07/15/29 (Þ) 186 187
Air Methods Corp.
8.000% due 05/15/25 (Þ) 282 216
Alliance Data Systems Corp.
4.750% due 12/15/24 (Þ) 350 358
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 300 305
Alta Equipment Group, Inc.
5.625% due 04/15/26 (Þ) 90 92
Altria Group, Inc.
5.800% due 02/14/39 213 259
Amazon.com, Inc.
Series WI
2.800% due 08/22/24 310 326
AMC Entertainment Holdings, Inc.
10.500% due 04/15/25 (Þ) 270 290
American Airlines Group, Inc.
4.950% due 01/15/23 65 67
11.750% due 07/15/25 (Þ) 325 403
5.500% due 04/20/26 (Þ) 892 936
5.750% due 04/20/29 (Þ) 343 369
American Homes 4 Rent, LP
4.250% due 02/15/28 261 293
American Tower Corp.
3.500% due 01/31/23 314 325
Anthem, Inc.
4.850% due 08/15/54 261 336
Apache Corp.
5.100% due 09/01/40 140 157
4.750% due 04/15/43 118 129
5.350% due 07/01/49 583 669
Apollo Commercial Real Estate Finance,
Inc.
4.625% due 06/15/29 (Þ) 482 464
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.266%)(Ê)(Þ) 274 284
Apple, Inc.
1.800% due 09/11/24 304 312
Applied Materials, Inc.
5.100% due 10/01/35 249 321
APX Group, Inc.
5.750% due 07/15/29 (Þ) 769 762
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 354 362

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
296 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arcosa , Inc.
4.375% due 04/15/29 (Þ) 162 165
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series 144a
5.250% due 08/15/27 (Þ) 361 360
Ares Capital Corp.
3.250% due 07/15/25 156 162
Aretec Escrow Issuer, Inc.
7.500% due 04/01/29 (Þ) 299 309
AT&T, Inc.
Series WI
4.450% due 04/01/24 303 326
Austin BidCo , Inc.
7.125% due 12/15/28 (Þ) 1,435 1,482
Avantor , Inc.
4.625% due 07/15/28 (Þ) 358 371
Avaya Holdings Corp.
2.250% due 06/15/23 359 372
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 314 326
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
5.750% due 07/15/27 (Þ) 200 209
Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B BV
4.750% due 06/15/27 (Þ) 354 364
Ball Corp.
4.000% due 11/15/23 259 272
Bank of America Corp.
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 214 266
Bank of America NA
Series BKNT
6.000% due 10/15/36 233 320
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 775 789
4.875% due 06/01/28 (Þ) 462 476
6.250% due 02/15/29 (Þ) 623 604
5.250% due 02/15/31 (Þ) 1,059 952
BCPE Ulysses Intermediate, Inc.
8.500% due 04/01/27 (Þ) 835 796
Becton Dickinson and Co.
3.700% due 06/06/27 285 311
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 258 281
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 339 340
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 224 235
Series WI
0.950% due 02/15/24 332 330
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 141 150
Blackstone Holdings Finance Co. LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 02/15/23 (Þ) 314 330
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 203
Booz Allen Hamilton Holding Corp.
3.875% due 09/01/28 (Þ) 446 452
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 931 973
Boyd Gaming Corp.
Series WI
4.750% due 12/01/27 441 454
BP Capital Markets America, Inc.
2.937% due 04/06/23 318 328
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 308 353
Brookfield Property REIT, Inc.
5.750% due 05/15/26 (Þ) 357 369
Brown & Brown, Inc.
4.200% due 09/15/24 301 325
Buckeye Partners, LP
4.125% due 12/01/27 215 217
5.850% due 11/15/43 227 224
Builders FirstSource , Inc.
5.000% due 03/01/30 (Þ) 429 453
Cablevision Lightpath LLC
5.625% due 09/15/28 (Þ) 539 533
Caesars Entertainment, Inc.
4.625% due 10/15/29 (Þ) 158 159
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 256 338
Carnival Corp.
5.750% due 03/01/27 (Þ) 1,073 1,092
Carriage Purchaser, Inc.
7.875% due 10/15/29 (Þ) 384 382
Carvana Co.
5.625% due 10/01/25 (Þ) 244 249
CBL & Associates, LP
5.950% due 12/15/26 475 361
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 184 192
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.750% due 03/01/30 (Þ) 642 663
4.250% due 01/15/34 (Þ) 1,382 1,340
Series DMTN
5.000% due 02/01/28 (Þ) 157 163
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 249 273
Centene Corp.
Series WI
4.625% due 12/15/29 418 451
CenturyLink, Inc.
Series P
7.600% due 09/15/39 11 12
CF Industries, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.150% due 03/15/34 364 442
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 269 299
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 426 455
Cheniere Energy, Inc.
Series WI
4.625% due 10/15/28 357 374
Chevron Corp.
2.566% due 05/16/23 320 328
0.426% due 08/11/23 328 327
CHS/Community Health Systems, Inc.
6.125% due 04/01/30 (Þ) 340 334
4.750% due 02/15/31 (Þ) 294 294
Cigna Corp.
Series WI
6.125% due 11/15/41 130 185
Cisco Systems, Inc.
2.200% due 09/20/23 318 327
CIT Group, Inc.
5.000% due 08/01/23 437 464
Citigroup, Inc.
6.125% due 08/25/36 237 323
Clarios Global, LP / Clarios US Finance
Co.
8.500% due 05/15/27 (Þ) 700 744
Clear Channel Worldwide Holdings, Inc.
5.125% due 08/15/27 (Þ) 124 127
7.750% due 04/15/28 (Þ) 447 463
7.500% due 06/01/29 (Þ) 390 399
Cleveland-Cliffs Inc.
6.250% due 10/01/40 130 142
CNH Industrial Capital LLC
1.950% due 07/02/23 329 335
Coca-Cola Co. (The)
2.900% due 05/25/27 295 316
Coinbase Global, Inc.
3.375% due 10/01/28 (Þ) 336 324
3.625% due 10/01/31 (Þ) 272 259
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 295
6.250% due 07/01/25 (Þ) 502 528
8.125% due 07/01/27 (Þ) 847 949
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 179 196
Comcast Corp.
3.600% due 03/01/24 304 323
Compass Group Diversified Holdings
LLC
5.250% due 04/15/29 (Þ) 433 450
Comstock Resources, Inc.
5.875% due 01/15/30 (Þ) 64 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 (Þ) 187 191
6.500% due 10/15/28 (Þ) 136 141
Consolidated Communications Holdings,
Inc.
5.000% due 10/01/28 (Þ) 517 522
Constellation Brands, Inc.
4.250% due 05/01/23 310 326
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 391 376
Continental Resources, Inc.
4.500% due 04/15/23 618 643
Continental Wind LLC
6.000% due 02/28/33 (Þ) 176 200
CoreLogic , Inc.
4.500% due 05/01/28 (Þ) 470 464
Coronado Finance Pty, Ltd.
10.750% due 05/15/26 (Þ) 424 461
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 323 327
Costco Wholesale Corp.
2.750% due 05/18/24 316 331
CPI CG, Inc.
8.625% due 03/15/26 (Þ) 434 469
CQP Holdco, LP / BIP-V Chinook
Holdco LLC
5.500% due 06/15/31 (Þ) 1,138 1,184
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 242 247
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 224 239
Crown Castle International Corp.
5.200% due 02/15/49 252 329
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 452 556
CrownRock , LP / CrownRock Finance,
Inc.
5.000% due 05/01/29 (Þ) 154 159
CSC Holdings LLC
Series 144a
4.625% due 12/01/30 (Þ) 743 681
Curo Group Holdings Corp.
7.500% due 08/01/28 (Þ) 472 480
Cushman & Wakefield U.S. Borrower
LLC
6.750% due 05/15/28 (Þ) 412 440
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 533 527
5.750% due 02/15/28 (Þ) 402 396
CyrusOne , LP / CyrusOne Finance Corp.
2.900% due 11/15/24 310 324
Daimler Finance NA LLC
3.350% due 02/22/23 (Þ) 316 327
Danaher Corp.
4.375% due 09/15/45 271 342
DaVita, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
298 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 06/01/30 (Þ) 228 229
DCP Midstream Operating, LP
5.600% due 04/01/44 210 252
Delek Logistics Partners, LP
Series WI
6.750% due 05/15/25 379 388
Delta Air Lines, Inc.
2.900% due 10/28/24 773 790
4.750% due 10/20/28 (Þ) 220 244
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE Swap
Rate NY 5 Year Rate + 2.553%)(Ê) 240 261
Diebold Nixdorf, Inc.
9.375% due 07/15/25 (Þ) 250 269
DIRECTV Holdings LLC / DIRECTV
Financing Co., Inc.
5.875% due 08/15/27 (Þ) 367 380
DISH DBS Corp.
Series WI
5.875% due 11/15/24 100 107
7.750% due 07/01/26 213 237
DISH Network Corp.
Series NCd
3.375% due 08/15/26 947 965
Diversified Healthcare Trust
4.750% due 02/15/28 195 194
Dollar General Corp.
3.250% due 04/15/23 310 320
Domtar Corp.
6.750% due 02/15/44 448 474
Duke Energy Corp.
4.800% due 12/15/45 269 338
DuPont de Nemours, Inc.
4.205% due 11/15/23 309 329
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 252
Embarq Corp.
7.995% due 06/01/36 203 224
Emergent BioSolutions , Inc.
3.875% due 08/15/28 (Þ) 839 805
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 309
Energy Transfer Operating, LP
6.125% due 12/15/45 263 337
EnLink Midstream LLC
5.375% due 06/01/29 9 9
EnLink Midstream Partners, LP
4.400% due 04/01/24 78 82
4.850% due 07/15/26 59 61
5.600% due 04/01/44 523 513
5.450% due 06/01/47 152 152
Enova International, Inc.
8.500% due 09/01/24 (Þ) 140 142
8.500% due 09/15/25 (Þ) 115 118
Enstar Finance LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 09/01/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.468%)(Ê) 479 505
Enterprise Products Operating LLC
5.950% due 02/01/41 212 288
EPR Properties Co.
3.750% due 08/15/29 380 390
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 163 177
4.500% due 01/15/29 (Þ) 217 223
4.750% due 01/15/31 (Þ) 195 202
Series 30Y
6.500% due 07/15/48 324 385
Equities Corp.
7.000% due 02/01/30 129 165
Essex Portfolio, LP
3.250% due 05/01/23 318 328
Everi Holdings, Inc.
5.000% due 07/15/29 (Þ) 100 102
Exelon Generation Co. LLC
5.600% due 06/15/42 174 211
Exxon Mobil Corp.
1.571% due 04/15/23 307 312
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 304 323
First Horizon Corp.
3.550% due 05/26/23 316 328
First Republic Bank
Series BKNT
1.912% due 02/12/24 (SOFR +
0.620%)(Ê) 327 332
First Student Bidco , Inc.
4.000% due 07/31/29 (Þ) 487 476
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,325 1,438
Series C
4.850% due 07/15/47 49 59
3.400% due 03/01/50 131 130
Foot Locker, Inc.
4.000% due 10/01/29 (Þ) 305 302
Ford Holdings LLC
9.300% due 03/01/30 308 420
Ford Motor Co.
8.500% due 04/21/23 508 557
9.000% due 04/22/25 260 313
4.346% due 12/08/26 799 854
9.625% due 04/22/30 646 931
7.450% due 07/16/31 742 982
4.750% due 01/15/43 167 182
5.291% due 12/08/46 340 390
Ford Motor Credit Co. LLC
3.087% due 01/09/23 370 376
3.021% due 03/06/24 1,000 1,207
3.664% due 09/08/24 200 207

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.687% due 06/09/25 868 928
4.134% due 08/04/25 200 211
4.542% due 08/01/26 540 581
4.125% due 08/17/27 327 347
5.113% due 05/03/29 806 896
Series FXD
3.350% due 11/01/22 60 61
Forestar Group, Inc.
3.850% due 05/15/26 (Þ) 388 388
Freeport-McMoRan, Inc.
3.875% due 03/15/23 300 309
5.400% due 11/14/34 695 849
Frontier Communications Corp.
5.000% due 05/01/28 (Þ) 650 661
6.000% due 01/15/30 (Þ) 153 154
FS KKR Capital Corp.
4.125% due 02/01/25 276 291
Gartner, Inc.
4.500% due 07/01/28 (Þ) 358 373
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 797
GE Capital Funding LLC
Series WI
4.550% due 05/15/32 251 300
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 264 321
General Electric Co.
3.625% due 05/01/30 116 130
Series MTNA
6.750% due 03/15/32 121 166
General Mills, Inc.
3.700% due 10/17/23 154 162
General Motors Co.
5.400% due 10/02/23 304 329
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 425 423
6.500% due 10/01/25 711 701
8.000% due 01/15/27 367 369
Genting New York LLC
3.300% due 02/15/26 (Þ) 441 434
Genworth Holdings, Inc.
4.800% due 02/15/24 55 56
6.500% due 06/15/34 251 261
Series .
4.900% due 08/15/23 73 75
Genworth Mortgage Holdings, Inc.
6.500% due 08/15/25 (Þ) 225 246
GEO Group, Inc. (The)
5.875% due 10/15/24 304 275
Georgia Power Co.
5.400% due 06/01/40 58 73
Global Net Lease, Inc.
3.750% due 12/15/27 (Þ) 368 364
Global Partners, LP / GLP Finance Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
6.875% due 01/15/29 411 426
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 277
Goldman Sachs Group, Inc. (The)
6.345% due 02/15/34 205 284
Golub Capital BDC, Inc.
3.375% due 04/15/24 312 323
Graphic Packaging International LLC
3.500% due 03/15/28 (Þ) 461 464
Gray Television, Inc.
5.375% due 11/15/31 (Þ) 508 513
GrubHub , Inc.
5.500% due 07/01/27 (Þ) 454 466
GYP Holdings III Corp.
4.625% due 05/01/29 (Þ) 195 193
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 270 279
Harvest Midstream I, LP
7.500% due 09/01/28 (Þ) 718 754
Hat Holdings I LLC
3.375% due 06/15/26 (Þ) 465 461
Hawaiian Electric Industries, Inc.
5.750% due 01/20/26 (Þ) 559 587
HC2 Holdings, Inc.
8.500% due 02/01/26 (Þ) 454 455
HCA, Inc.
5.875% due 05/01/23 228 244
7.690% due 06/15/25 74 89
4.500% due 02/15/27 175 194
7.500% due 11/15/95 46 69
Hecla Mining Co.
7.250% due 02/15/28 750 807
Hess Midstream, LP
5.125% due 06/15/28 (Þ) 361 375
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 970 12
Hilcorp Energy I, LP / Hilcorp Finance
Co.
5.750% due 10/01/25 (Þ) 362 369
6.250% due 11/01/28 (Þ) 568 583
Hilton Domestic Operating Co., Inc.
5.750% due 05/01/28 (Þ) 344 369
Hilton Grand Vacations, Inc.
4.875% due 07/01/31 (Þ) 309 307
Hilton Worldwide Finance LLC
Series WI
4.875% due 04/01/27 237 245
Holdco LLC
6.625% due 10/15/29 (Þ) 251 251
Hologic , Inc.
4.625% due 02/01/28 (Þ) 345 359
Home Depot, Inc. (The)
2.500% due 04/15/27 311 327
Howard Hughes Corp. (The)
5.375% due 08/01/28 (Þ) 356 373

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
300 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Howmet Aerospace, Inc.
5.900% due 02/01/27 426 488
5.950% due 02/01/37 108 130
HSBC Holdings PLC
7.200% due 07/15/97 173 315
Humana, Inc.
8.150% due 06/15/38 188 301
Huntington Bancshares, Inc.
2.487% due 08/15/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.170%)(Ê)(Þ) 315 308
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 871
6.250% due 05/15/26 888 930
5.250% due 05/15/27 792 824
iHeartCommunications , Inc.
8.375% due 05/01/27 300 320
IHS Markit , Ltd.
4.125% due 08/01/23 339 357
International Business Machines Corp.
3.375% due 08/01/23 315 330
International Paper Co.
5.000% due 09/15/35 262 322
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 264 260
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 260 270
Iron Mountain, Inc.
4.875% due 09/15/29 (Þ) 448 463
5.250% due 07/15/30 (Þ) 261 273
iStar , Inc.
4.250% due 08/01/25 248 254
ITT Holdings LLC
6.500% due 08/01/29 (Þ) 710 712
Jazz Securities DAC
4.375% due 01/15/29 (Þ) 284 292
JBS Investments II GmbH
7.000% due 01/15/26 (Þ) 352 366
5.750% due 01/15/28 (Þ) 495 516
3.625% due 01/15/32 (Þ) 653 645
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.
6.750% due 02/15/28 (Þ) 1,043 1,124
6.500% due 04/15/29 (Þ) 1,383 1,530
5.500% due 01/15/30 (Þ) 668 731
JC Penney Corp., Inc.
7.400% due 04/01/37 (Ø)(Š) ( Æ ) 281 —
Jefferies Group LLC
Series EMTN
6.250% due 01/15/36 160 213
Jefferson Capital Holdings LLC
6.000% due 08/15/26 (Þ) 309 313
Johnson & Johnson
0.950% due 09/01/27 330 320
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase & Co.
3.797% due 07/23/24 (USD 3 Month
LIBOR + 0.890%)(Ê) 311 327
Kennedy-Wilson, Inc.
4.750% due 03/01/29 444 453
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40 203 303
Kinder Morgan, Inc.
5.300% due 12/01/34 250 304
Kraft Heinz Foods Co.
6.875% due 01/26/39 248 363
7.125% due 08/01/39 (Þ) 311 472
Series WI
3.000% due 06/01/26 359 376
3.750% due 04/01/30 349 379
5.000% due 07/15/35 377 464
5.200% due 07/15/45 263 334
4.375% due 06/01/46 594 693
4.875% due 10/01/49 529 655
Kroger Co. (The)
3.850% due 08/01/23 301 316
L Brands, Inc.
6.950% due 03/01/33 140 158
6.750% due 07/01/36 152 182
Series WI
6.875% due 11/01/35 465 565
Laboratory Corp. of America Holdings
3.250% due 09/01/24 308 326
Ladder Capital Finance Holdings LLLP
5.250% due 10/01/25 (Þ) 251 253
Lamar Media Corp.
Series WI
3.750% due 02/15/28 462 467
Las Vegas Sands Corp.
3.200% due 08/08/24 279 285
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 813 854
5.125% due 07/15/29 (Þ) 735 741
Live Nation Entertainment, Inc.
4.750% due 10/15/27 (Þ) 493 503
Lockheed Martin Corp.
Series B
6.150% due 09/01/36 217 306
Loews Corp.
6.000% due 02/01/35 169 226
Lowe's Cos., Inc.
3.875% due 09/15/23 308 324
LPL Holdings, Inc.
4.625% due 11/15/27 (Þ) 231 238
Macy's Retail Holdings, Inc.
4.300% due 02/15/43 218 187
Magic Mergeco , Inc.
5.250% due 05/01/28 (Þ) 249 251
7.875% due 05/01/29 (Þ) 464 469
Main Street Capital Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 05/01/24 174 188
Markel Corp.
5.000% due 04/05/46 161 209
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 308 329
Match Group, Inc.
4.625% due 06/01/28 (Þ) 432 449
Mattel, Inc.
6.200% due 10/01/40 47 60
Mauser Packaging Solutions Holding Co.
Series 144a
7.250% due 04/15/25 (Þ) 145 140
McDonald's Corp.
5.700% due 02/01/39 237 321
Merck & Co., Inc.
2.800% due 05/18/23 214 222
5.750% due 11/15/36 231 319
MGIC Investment Corp.
5.250% due 08/15/28 342 364
MGM Growth Properties LLC / MGM
Finance Co.
Series WI
5.625% due 05/01/24 258 280
MGM Resorts International
6.000% due 03/15/23 428 452
Mid-America Apartments, LP
3.750% due 06/15/24 313 333
Midas OpCo Holdings LLC
5.625% due 08/15/29 (Þ) 401 408
Midcap Financial Issuer Trust
6.500% due 05/01/28 (Þ) 874 907
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 172
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 648 705
Millennium Escrow Corp.
6.625% due 08/01/26 (Þ) 672 683
Minerals Technologies, Inc.
5.000% due 07/01/28 (Þ) 431 444
ModivCare , Inc.
5.000% due 10/01/29 (Þ) 259 263
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 189
3.875% due 11/15/30 (Þ) 455 469
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 240 248
MoneyGram International, Inc.
5.375% due 08/01/26 (Þ) 397 398
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 230 289
Mozart Debt Merger Sub, Inc.
5.250% due 10/01/29 (Þ) 469 476
MPT Operating Partnership, LP / MPT
Finance Corp.
4.625% due 08/01/29 347 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MSCI, Inc.
4.000% due 11/15/29 (Þ) 350 366
Murphy Oil Corp.
6.375% due 07/15/28 272 287
7.050% due 05/01/29 107 121
4.750% due 09/15/29 348 367
5.875% due 12/01/42 67 68
National Grid USA
5.803% due 04/01/35 263 327
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/27 (Þ) 354 370
Navient Corp.
5.500% due 01/25/23 380 397
5.000% due 03/15/27 243 248
Series MTN
5.625% due 08/01/33 79 75
Neiman Marcus Group, Inc.
7.125% due 04/01/26 (Þ) 982 1,031
Nestle Holdings, Inc.
0.375% due 01/15/24 (Þ) 330 327
Netflix, Inc.
5.875% due 02/15/25 320 363
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 (Þ) 459 463
9.750% due 07/15/28 (Þ) 575 617
New Residential Investment Corp.
6.250% due 10/15/25 (Þ) 373 373
Newell Brands, Inc.
4.200% due 04/01/26 745 816
5.500% due 04/01/46 47 59
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 220 238
News Corp.
3.875% due 05/15/29 (Þ) 455 462
NGL Energy Operating LLC
7.500% due 02/01/26 (Þ) 704 714
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 263 295
Nielsen Holdings PLC
5.625% due 10/01/28 (Þ) 350 364
NIKE, Inc.
2.750% due 03/27/27 254 270
NMI Holdings, Inc.
7.375% due 06/01/25 (Þ) 409 470
Nordstrom, Inc.
4.000% due 03/15/27 102 105
4.375% due 04/01/30 102 104
5.000% due 01/15/44 682 675
Norfolk Southern Corp.
4.100% due 05/15/21 310 360
Northwest Fibers, Inc.
4.750% due 04/30/27 (Þ) 244 238
6.000% due 02/15/28 (Þ) 241 231
10.750% due 06/01/28 (Þ) 463 509
Novelis Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
302 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 11/15/26 (Þ) 82 82
3.875% due 08/15/31 (Þ) 84 82
Occidental Petroleum Corp.
6.950% due 07/01/24 200 225
5.875% due 09/01/25 509 565
6.375% due 09/01/28 415 486
3.500% due 08/15/29 1,254 1,273
6.125% due 01/01/31 626 750
6.450% due 09/15/36 719 915
4.300% due 08/15/39 323 325
6.200% due 03/15/40 640 775
4.500% due 07/15/44 87 88
6.600% due 03/15/46 468 599
4.400% due 04/15/46 608 616
4.100% due 02/15/47 609 594
4.200% due 03/15/48 34 33
4.400% due 08/15/49 85 85
Oceaneering International, Inc.
4.650% due 11/15/24 258 268
Olympus Water US Holding Corp.
6.250% due 10/01/29 (Þ) 250 249
Series 144a
4.250% due 10/01/28 (Þ) 673 662
OneMain Finance Corp.
5.375% due 11/15/29 221 236
Oracle Corp.
4.000% due 11/15/47 233 252
Organon Finance 1 LLC
5.125% due 04/30/31 (Þ) 313 323
OT Merger Corp.
7.875% due 10/15/29 (Þ) 466 459
Outfront Media Capital LLC / Outfront
Media Capital Corp.
5.000% due 08/15/27 (Þ) 358 365
4.250% due 01/15/29 (Þ) 197 193
4.625% due 03/15/30 (Þ) 146 146
Ovintiv , Inc.
5.150% due 11/15/41 300 348
Owl Rock Capital Corp.
3.750% due 07/22/25 315 329
Pactiv LLC
7.950% due 12/15/25 200 223
Par Pharmaceutical, Inc.
7.500% due 04/01/27 (Þ) 568 573
Park-Ohio Holdings Corp.
Series WI
6.625% due 04/15/27 56 53
PBF Holding Co. LLC
Series WI
7.250% due 06/15/25 545 427
PBF Logistics, LP / PBF Logistics
Finance Corp.
Series WI
6.875% due 05/15/23 398 387
Peninsula Pacific Entertainment LLC
8.500% due 11/15/27 (Þ) 229 244
PepsiCo, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 383
3.000% due 10/15/27 199 215
Performance Food Group Co.
5.500% due 10/15/27 (Þ) 424 442
PetSmart LLC
4.750% due 02/25/28 (Þ) 1,000 1,028
7.750% due 02/25/29 (Þ) 1,000 1,081
Pfizer, Inc.
3.000% due 06/15/23 316 328
PG&E Corp.
5.250% due 07/01/30 500 522
PIC AU Holdings LLC / PIC AU
Holdings Corp.
10.000% due 12/31/24 (Þ) 546 558
Pike Corp.
5.500% due 09/01/28 (Þ) 469 477
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 415 438
Plastipak Holdings, Inc.
6.250% due 10/15/25 (Þ) 700 713
Post Holdings, Inc.
5.750% due 03/01/27 (Þ) 219 227
5.500% due 12/15/29 (Þ) 129 137
Progress Energy, Inc.
7.750% due 03/01/31 135 188
Providence Service Corp. (The)
5.875% due 11/15/25 (Þ) 350 368
PTC, Inc.
4.000% due 02/15/28 (Þ) 321 325
Radian Group, Inc.
4.500% due 10/01/24 237 251
Radiate Holdco LLC
4.500% due 09/15/26 (Þ) 451 458
Realogy Group LLC / Realogy Co-Issuer
Corp.
9.375% due 04/01/27 (Þ) 224 245
Regions Financial Corp.
7.375% due 12/10/37 183 276
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 286 298
Rent-A-Center, Inc.
6.375% due 02/15/29 (Þ) 101 106
Republic Services, Inc.
3.375% due 11/15/27 290 313
Retail Properties of America, Inc.
4.000% due 03/15/25 276 291
RHP Hotel Properties, LP
Series WI
4.750% due 10/15/27 454 463
RLJ Lodging Trust
3.750% due 07/01/26 (Þ) 174 176
Roche Holdings, Inc.
0.450% due 03/05/24 (Þ) 147 146
Rockcliff Energy II LLC
5.500% due 10/15/29 (Þ) 256 263
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 692

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 350 332
Sabine Pass Liquefaction LLC
5.625% due 04/15/23 276 292
Safeway, Inc.
7.250% due 02/01/31 452 545
Santander Holdings USA, Inc.
3.450% due 06/02/25 107 114
Series WI
3.244% due 10/05/26 149 157
SBA Communications Corp.
Series WI
3.875% due 02/15/27 363 374
Scientific Games International, Inc.
7.250% due 11/15/29 (Þ) 164 185
Scotts Miracle- Gro Co. (The)
Series WI
4.500% due 10/15/29 424 442
Seagate HDD Cayman
4.750% due 06/01/23 579 606
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 339 365
6.875% due 07/15/33 (Þ) 200 256
Service Properties Trust
4.500% due 06/15/23 477 486
4.650% due 03/15/24 273 275
7.500% due 09/15/25 375 415
4.950% due 02/15/27 73 72
5.500% due 12/15/27 186 195
3.950% due 01/15/28 77 72
4.950% due 10/01/29 109 105
4.375% due 02/15/30 122 115
Sherwin-Williams Co. (The)
3.450% due 06/01/27 278 302
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 315 326
Silgan Holdings, Inc.
Series WI
4.125% due 02/01/28 357 363
Sirius XM Holdings, Inc.
3.125% due 09/01/26 (Þ) 142 142
3.875% due 09/01/31 (Þ) 627 602
Sonic Automotive, Inc.
4.625% due 11/15/29 (Þ) 220 221
4.875% due 11/15/31 (Þ) 126 126
Southeast Supply Header LLC
4.250% due 06/15/24 (Þ) 455 474
Southern Power Co.
Series F
4.950% due 12/15/46 277 339
Southwestern Energy Co.
6.200% due 01/23/25 148 161
Spectra Energy Partners, LP
3.375% due 10/15/26 274 294
Spirit AeroSystems , Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 06/15/28 103 102
Sprint Capital Corp.
6.875% due 11/15/28 1,550 1,960
8.750% due 03/15/32 492 736
Sprint Corp.
7.625% due 03/01/26 269 323
Series WI
7.875% due 09/15/23 892 989
Staples, Inc.
7.500% due 04/15/26 (Þ) 725 733
10.750% due 04/15/27 (Þ) 839 801
Starbucks Corp.
2.000% due 03/12/27 310 313
Starwood Property Trust, Inc.
Series WI
4.750% due 03/15/25 141 148
Stericycle, Inc.
3.875% due 01/15/29 (Þ) 366 361
Sylvamo Corp
7.000% due 09/01/29 (Þ) 559 562
Synchrony Financial
3.700% due 08/04/26 214 230
Synovus Financial Corp.
5.900% due 02/07/29 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.379%)(Ê) 234 252
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.875% due 02/01/31 331 357
TCI Communications, Inc.
7.875% due 02/15/26 144 182
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 284 251
Teleflex, Inc.
4.250% due 06/01/28 (Þ) 357 367
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 513
6.125% due 10/01/28 (Þ) 350 367
6.875% due 11/15/31 139 159
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 218 281
Terraform Global Operating LLC
6.125% due 03/01/26 (Þ) 273 280
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 754 797
Texas Capital Bancshares, Inc.
4.000% due 05/06/31 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.150%)(Ê) 458 477
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 291
Thermo Fisher Scientific, Inc.
3.650% due 12/15/25 227 246
Time Warner Cable LLC
6.750% due 06/15/39 202 277
Time Warner Entertainment Co., LP

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
304 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 07/15/33 214 315
T-Mobile USA, Inc.
2.625% due 04/15/26 457 464
4.750% due 02/01/28 138 146
Series WI
1.500% due 02/15/26 328 326
TransDigm , Inc.
8.000% due 12/15/25 (Þ) 245 261
6.250% due 03/15/26 (Þ) 869 907
Transocean Guardian, Ltd.
5.875% due 01/15/24 (Þ) 51 50
Transocean Poseidon, Ltd.
6.875% due 02/01/27 (Þ) 47 47
Transocean, Inc.
7.250% due 11/01/25 (Þ) 503 415
7.500% due 01/15/26 (Þ) 246 198
8.000% due 02/01/27 (Þ) 363 277
9.350% due 12/15/41 417 283
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 673 704
Trinity Industries, Inc.
4.550% due 10/01/24 268 284
Triumph Group, Inc.
6.250% due 09/15/24 (Þ) 704 703
Series WI
7.750% due 08/15/25 1,329 1,351
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 272 277
Tyson Foods, Inc.
4.875% due 08/15/34 265 324
Uber Technologies, Inc.
6.250% due 01/15/28 (Þ) 227 244
Unifrax Escrow Issuer Corp.
7.500% due 09/30/29 (Þ) 198 197
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 195 201
Series 144a
4.375% due 04/15/26 (Þ) 187 193
United States Steel Corp.
6.650% due 06/01/37 188 199
United Technologies Corp.
5.400% due 05/01/35 241 313
Uniti Group, LP / Uniti Fiber Holdings,
Inc. / CSL Capital LLC
7.125% due 12/15/24 (Þ) 56 57
7.875% due 02/15/25 (Þ) 31 33
6.500% due 02/15/29 (Þ) 453 458
Uniti Group, LP / Uniti Group Finance,
Inc. / CSL Capital LLC
4.750% due 04/15/28 (Þ) 270 271
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 353 382
Unum Group
5.750% due 08/15/42 237 302
US Foods, Inc.
4.750% due 02/15/29 (Þ) 448 453
Vector Group, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 02/01/29 (Þ) 433 431
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 (Þ) 236 240
4.125% due 08/15/31 (Þ) 269 278
Veritas US, Inc. / Veritas Bermuda, Ltd.
7.500% due 09/01/25 (Þ) 700 725
Verizon Communications, Inc.
2.355% due 03/15/32 (Þ) 267 263
VICI Properties, LP / VICI Note Co., Inc.
4.125% due 08/15/30 (Þ) 354 372
Vistra Operations Co. LLC
5.000% due 07/31/27 (Þ) 443 454
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 302 316
Wachovia Corp.
5.500% due 08/01/35 255 329
Walmart, Inc.
2.650% due 12/15/24 313 330
Walt Disney Co. (The)
3.700% due 03/23/27 287 317
Warrior Met Coal, Inc.
8.000% due 11/01/24 (Þ) 953 958
Weatherford International, Ltd.
6.500% due 09/15/28 (Þ) 259 274
Webster Financial Corp.
4.100% due 03/25/29 254 280
Wells Fargo & Co.
5.950% due 08/26/36 243 328
3.900% due 05/01/45 264 310
Western Gas Partners, LP
5.500% due 08/15/48 25 30
Western Midstream Operating, LP
4.050% due 02/01/30 146 160
5.450% due 04/01/44 290 340
5.300% due 03/01/48 432 503
5.250% due 02/01/50 266 318
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 237 273
Whirlpool Corp.
1.000% due 01/20/35 250 250
Williams Scotsman International, Inc.
4.625% due 08/15/28 (Þ) 359 371
Windstream Escrow LLC
7.750% due 08/15/28 (Þ) 391 414
Wyndham Destinations, Inc.
5.750% due 04/01/27 190 207
Xerox Corp.
6.750% due 12/15/39 118 128
XPO CNW, Inc.
6.700% due 05/01/34 251 314
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 598 630
Yum! Brands, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 11/01/23 367 384
3.625% due 03/15/31 458 453
6.875% due 11/15/37 92 116
Zions Bancorp NA
3.250% due 10/29/29 316 328
210,621
International Debt - 27.4%
1011778 B.C. Unlimited Liability Co. /
New Red Finance, Inc.
4.000% due 10/15/30 (Þ) 480 465
180 Medical, Inc.
3.875% due 10/15/29 (Þ) 300 302
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,000 1,005
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 237 264
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 557
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 179 186
ADIB Capital Invest 2, Ltd.
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.270%)(Ê)(ƒ) 602 639
AerCap Holdings NV
5.875% due 10/10/79 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.535%)(Ê) 225 235
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,669 949
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 282 290
Albion Finance, Ltd.
8.750% due 04/15/27 (Þ) 800 802
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 318 328
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 258
AMC Entertainment Holdings, Inc.
10.500% due 04/24/26 (Þ) 414 444
Apidos CLO XXXI
Series 2021-31A Class CR
2.024% due 04/15/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,140 1,141
Argentine Republic Government
International Bond
1.000% due 07/09/29 268 97
0.750% due 07/09/30 (~)(Ê) 976 333
1.500% due 07/09/35 (~)(Ê) 1,418 438
3.875% due 01/09/38 (~)(Ê) 2,284 835
Aston Martin Capital Holdings, Ltd.
10.500% due 11/30/25 (Þ) 600 660
AstraZeneca PLC
0.300% due 05/26/23 333 332
ATS Automation Tooling Systems, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 12/15/28 (Þ) 371 374
Avation Capital SA
6.500% due 10/31/26 (Þ) 526 437
Babson CLO, Ltd.
Series 2014-IA Class C
4.585% due 07/20/25 (USD 3 Month
LIBOR + 3.450%)(Ê)(Þ) 250 251
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,214
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 269 280
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 269 278
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 6.362%)(Ê)(ƒ) 491 533
9.250% due 10/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.327%)(Ê)(ƒ) 379 401
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 249
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 358
Banco Santander SA
2.749% due 12/03/30 331 325
Bancolombia SA
3.000% due 01/29/25 322 325
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 230
Bank of Nova Scotia (The)
3.400% due 02/11/24 254 268
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 1,032 824
Barclays Bank PLC
6.278% due 12/29/49 (USD 3 Month
LIBOR + 1.550%)(Ê)(ƒ) 225 307
Barclays PLC
4.950% due 01/10/47 241 318
Barings CLO, Ltd.
Series 2021-1A Class D
3.024% due 04/25/34 (USD 3 Month
LIBOR + 2.900%)(Ê)(Þ) 1,000 1,000
Bausch Health Cos., Inc.
5.250% due 01/30/30 (Þ) 154 139
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 310 327
3.375% due 10/08/24 (Þ) 292 309
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 300 322
Benefit Street Partners CLO IV, Ltd.
Series 2021-IVA Class BRRR

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
306 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.282% due 01/20/32 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 499
Betony CLO 2, Ltd.
Series 2018-1A Class B
2.055% due 04/30/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 1,000 995
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 307 321
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 305 326
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 307 326
BlueMountain CLO, Ltd.
Series 2018-3A Class C
3.191% due 10/25/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 497
BNP Paribas SA
4.625% due 03/13/27 (Þ) 243 270
Bombardier, Inc.
7.125% due 06/15/26 (Þ) 442 464
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 EUR 300 364
BP Capital Markets PLC
2.750% due 05/10/23 315 325
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 684 705
Brookfield Finance, Inc.
4.700% due 09/20/47 236 290
Brookfield Residential Properties, Inc.
6.250% due 09/15/27 (Þ) 438 456
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 296 311
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 240 302
Canadian Pacific Railway Co.
6.125% due 09/15/15 214 333
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.235% due 10/20/27 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 500 500
Carlyle US CLO, Ltd.
Series 2021-8A Class D
3.337% due 10/15/34 (USD 3 Month
LIBOR + 3.200%)(Ê)(Þ) 1,650 1,650
Carnival Corp.
1.875% due 11/07/22 EUR 720 828
6.000% due 05/01/29 (Þ) 454 454
1.000% due 10/28/29 EUR 160 144
Series REGs
7.625% due 03/01/26 EUR 200 248
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.235% due 07/17/31 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 250 249
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 182 194
CEZ AS
Series REGS
5.625% due 04/03/42 383 476
Chalco Hong Kong Investment Co., Ltd.
4.250% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.931%)(Ê)(ƒ) 390 390
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 7.931%)(Ê)(ƒ) 93 93
China Evergrande Group
9.500% due 03/29/24 (Ø)(Æ) 500 120
8.750% due 06/28/25 (Ø)(Æ) 346 81
CIFC Funding, Ltd.
Series 2017-1A Class C
3.559% due 04/23/29 (USD 3 Month
LIBOR + 2.450%)(Ê)(Þ) 500 501
Series 2018-4RA Class B
2.322% due 10/17/30 500 500
CIFC LLC
Series 2021-2A Class CR
2.222% due 04/17/34 (USD 3 Month
LIBOR + 2.100%)(Ê)(Þ) 1,000 1,001
CNH Industrial NV
4.500% due 08/15/23 307 326
Colombia Government International
Bond
3.875% due 04/25/27 300 311
7.375% due 09/18/37 1,000 1,237
6.125% due 01/18/41 600 666
5.000% due 06/15/45 500 492
Comision Federal de Electricidad
Series REGS
5.750% due 02/14/42 625 672
Commerzbank AG
8.125% due 09/19/23 (Þ) 370 415
Commonwealth Bank of Australia
4.316% due 01/10/48 (Þ) 281 336
Consolidated Energy Finance SA
6.500% due 05/15/26 (Þ) 727 754
Series 144a
5.625% due 10/15/28 (Þ) 708 705
Corp. Nacional del Cobre de Chile
3.700% due 01/30/50 (Þ) 400 405
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 1,995
Coty, Inc.
Series REGS
3.875% due 04/15/26 EUR 650 765
Credit Agricole SA
3.250% due 10/04/24 (Þ) 301 318

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 03/17/25 (Þ) 283 307
Credit Suisse Group AG
Series WI
3.800% due 06/09/23 255 267
Danone SA
2.589% due 11/02/23 (Þ) 277 286
Danske Bank A/S
1.226% due 06/22/24 (Þ) 325 327
Deutsche Bank AG
3.950% due 02/27/23 312 324
3.700% due 05/30/24 258 273
4.500% due 04/01/25 555 595
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 462 479
Series 1254
4.100% due 01/13/26 255 275
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 312 321
Development Bank of Mongolia LLC
Series REGS
7.250% due 10/23/23 350 371
Development Bank of the Republic of
Belarus JSC
Series REGS
6.750% due 05/02/24 1,177 1,100
Diebold Nixdorf, Inc. BV
Series REGS
9.000% due 07/15/25 EUR 300 374
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,325 1,343
Dominican Republic Government
International Bond
7.450% due 04/30/44 (Þ) 1,000 1,190
6.850% due 01/27/45 (Þ) 750 836
Dryden 30 Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (USD 3 Month
LIBOR + 2.600%)(Ê)(Þ) 500 486
Ecopetrol SA
7.375% due 09/18/43 755 876
5.875% due 05/28/45 101 102
Ecuador Government International Bond
5.500% due 07/31/30 (~)(Ê)(Þ) 475 394
8.408% due 07/31/30 (Þ) 107 57
2.500% due 07/31/35 (~)(Ê)(Þ) 1,614 1,064
1.500% due 07/31/40 (~)(Ê)(Þ) 461 275
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 512
6.875% due 04/30/40 (Þ) 2,000 1,772
8.700% due 03/01/49 (Þ) 750 699
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 1,193
7.650% due 06/15/35 498 374
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Electricite de France SA
5.250% due 01/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.709%)(Ê)
(ƒ)(Þ) 339 351
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 257 273
Emirates NBD Bank PJSC
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 6 Year Rate + 3.656%)(Ê)(ƒ) 534 564
Series .
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 6 Year Rate + 5.702%)(Ê)(ƒ) 362 392
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 662
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 532
Enbridge, Inc.
3.700% due 07/15/27 167 182
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 276
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 311 328
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 200 219
Series REGS
7.125% due 02/11/25 2,711 2,819
8.450% due 08/10/28 402 440
Ethiopia Government International Bond
6.625% due 12/11/24 (Þ) 1,000 811
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 200 211
Series REGS
3.375% due 08/05/26 200 210
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 248 281
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 775 789
7.500% due 04/01/25 (Þ) 175 181
6.875% due 03/01/26 (Þ) 366 381
Fly Leasing, Ltd.
Series 0005
5.250% due 10/15/24 378 373
Ford Motor Credit Co. LLC
2.330% due 11/25/25 EUR 242 289
2.386% due 02/17/26 EUR 345 412

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
308 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 414 441
Franshion Brilliant, Ltd.
5.750% due 12/29/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.859%)(Ê)(ƒ) 226 211
4.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.750%)(Ê)(ƒ) 488 388
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 287
Gabon Government International Bond
6.375% due 12/12/24 (Þ) 500 530
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 1,000 1,348
Gerdau Trade, Inc.
4.750% due 04/15/23 (Þ) 309 323
GFL Environmental, Inc.
4.750% due 06/15/29 (Þ) 458 462
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 672
10.750% due 10/14/30 (Þ) 250 289
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 276 285
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 1,988 1,930
goeasy , Ltd.
4.375% due 05/01/26 (Þ) 456 465
Greenland Global Investment, Ltd.
6.125% due 04/22/23 1,302 898
5.875% due 07/03/24 457 298
Grifols Escrow Issuer SA
Series 144a
4.750% due 10/15/28 (Þ) 254 258
Gtlk Europe Captial DAC
4.800% due 02/26/28 200 208
Heineken NV
2.750% due 04/01/23 (Þ) 322 331
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,003 1,063
HOM RE, Ltd.
Series 2021-1 Class M1C
2.423% due 07/25/33 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,400 1,392
Home RE, Ltd.
Series 2019-1 Class M2
3.368% due 05/25/29 (USD 1 Month
LIBOR + 3.250%)(Ê)(Þ) 1,000 1,012
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 500 521
HSBC Holdings PLC
6.500% due 05/02/36 228 311
Huarong Finance 2017 Co., Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 04/27/27 200 194
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.983%)(Ê)(ƒ) 500 474
Huarong Finance 2019 Co., Ltd.
Series GMTN
4.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 6.979%)(Ê)(ƒ) 500 420
Hudbay Minerals, Inc.
6.125% due 04/01/29 (Þ) 165 174
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 306 325
Indonesia Asahan Aluminium ( Persero )
PT
Series REGS
6.757% due 11/15/48 200 258
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 1,034 879
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 200 200
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 571 613
3.875% due 07/14/27 (Þ) 149 161
4.950% due 06/01/42 (Þ) 290 299
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 315 326
ION Trading Technologies SARL
5.750% due 05/15/28 (Þ) 447 458
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 813 790
Ithaca Energy North Sea PLC
9.000% due 07/15/26 (Þ) 471 488
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 214
7.375% due 10/10/47 1,500 1,549
Kaisa Group Holdings, Ltd.
10.875% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 3 Year + 15.718%)(Ê)(ƒ) 1,000 224
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 898
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 366 441
KCA Deutag UK Finance PLC
Series REGS
9.875% due 12/01/25 293 319
Kenya Government International Bond
8.250% due 02/28/48 200 208
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 06/24/24 1,000 1,077
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 1,110 1,092
Kraft Heinz Foods Co.
2.000% due 06/30/23 EUR 250 297
1.500% due 05/24/24 EUR 300 357
4.125% due 07/01/27 GBP 500 752
2.250% due 05/25/28 EUR 403 500
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 690 690
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 500 500
Lebanon Government International Bond
Series GMTN
6.200% due 02/26/25 500 75
Series REGS
6.000% due 01/27/23 230 35
Lloyds Banking Group PLC
4.650% due 03/24/26 283 314
6.413% due 01/29/49 (USD 3 Month
LIBOR + 1.495%)(Ê)(ƒ)(Þ) 211 295
Series 144a
6.657% due 12/29/49 (USD 3 Month
LIBOR + 1.270%)(Ê)(ƒ)(Þ) 255 365
Loanpal Solar Loan, Ltd.
Series 2021-2GS Class A
2.220% due 03/20/48 (Þ) 6 6
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 311 325
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (USD 3 Month
LIBOR + 2.150%)(Ê)(Þ) 250 250
Magnum Holdings, Inc.
5.375% due 10/31/26 (Þ) 415 426
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 204 244
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 627 636
Mauser Packaging Solutions Holding Co.
Series REGS
4.750% due 04/15/24 EUR 300 343
Mclaren Finance PLC
7.500% due 08/01/26 (Þ) 200 200
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 800 840
Meituan
2.125% due 10/28/25 (Þ) 276 266
Methanex Corp.
5.250% due 12/15/29 527 559
Mexico City Airport Trust
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 07/31/47 225 228
Mongolian Mining Corp./Energy
Resources LLC
Series REGS
9.250% due 04/15/24 754 667
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 277
Mozambique International Bond
9.000% due 09/15/31 (~)(Ê)(Þ) 1,279 1,084
Mumtalakt Sukuk Holding Co.
5.625% due 02/27/24 401 424
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 466 452
7.500% due 01/15/28 (Þ) 103 98
Nakilat , Inc.
Series REGS
6.067% due 12/31/33 360 440
National Bank of Canada
2.100% due 02/01/23 329 335
National Bank of Fujairah PJSC
5.875% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.301%)(Ê)(ƒ) 200 205
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
3.335% due 10/17/30 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 500 500
Neuberger Berman CLO, Ltd.
Series 2021-31A Class CR
2.082% due 04/20/31 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 500 501
Series 2021-44A Class D
2.930% due 10/16/34 (USD 3 Month
LIBOR + 2.850%)(Ê)(Þ) 800 797
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 510
nogaholding Sukuk , Ltd.
Series REGS
5.250% due 04/08/29 247 265
Nokia OYJ
4.375% due 06/12/27 424 456
6.625% due 05/15/39 14 19
Nomura Holdings, Inc.
1.653% due 07/14/26 333 328
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 314 331
NTT Finance Corp.
0.373% due 03/03/23 (Þ) 333 333
Nutrien , Ltd.
4.900% due 06/01/43 262 334
NYACK Park CLO, Ltd.
Series 2021-1A Class D
2.924% due 10/20/34 (USD 3 Month
LIBOR + 2.800%)(Ê)(Þ) 1,500 1,500
Oaktree CLO, Ltd.
3.374% due 07/15/34 (~)(Ê)(Þ) 1,000 1,000

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
310 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1A Class ER
6.634% due 07/15/34 (USD 3 Month
LIBOR + 6.510%)(Ê)(Þ) 250 247
Series 2021-3A Class CR
2.327% due 10/20/34 (USD 3 Month
LIBOR + 2.250%)(Ê)(Þ) 1,500 1,500
OCP SA
Series REGS
4.500% due 10/22/25 343 364
6.875% due 04/25/44 200 239
6.875% due 04/25/44 326 390
Octagon Investment Partners 48, Ltd.
Series 2020-3A Class B
1.982% due 10/20/31 (USD 3 Month
LIBOR + 1.850%)(Ê)(Þ) 500 500
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (USD 3 Month
LIBOR + 2.200%)(Ê)(Þ) 250 250
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 500 499
OHA Credit Partners XVI, Ltd.
Series 2021-16A Class C
2.114% due 10/18/34 (USD 3 Month
LIBOR + 1.950%)(Ê)(Þ) 1,600 1,600
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 1,071 1,173
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 200 224
Olympus Water US Holding Corp.
Series REGs
5.375% due 10/01/29 EUR 170 190
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 616
5.625% due 01/17/28 500 526
6.500% due 03/08/47 500 493
6.750% due 01/17/48 600 606
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 516 536
Open Text Corp.
3.875% due 02/15/28 (Þ) 364 367
Open Text Holdings, Inc.
4.125% due 02/15/30 (Þ) 451 458
OQ SAOC
Series REGS
5.125% due 05/06/28 645 660
Oschadbank Via SSB #1 PLC
7.028% due 01/19/24 (USD 6 Month
LIBOR + 6.875%)(Ê) 875 818
9.625% due 03/20/25 (~)(Ê)(Þ) 254 272
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oztel Holdings SPC, Ltd.
Series REGS
6.625% due 04/24/28 200 221
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 1,700 1,672
Pakistan Water and Power Development
Authority
7.500% due 06/04/31 1,100 1,079
Palmer Square CLO, Ltd.
Series 2021-4A Class D
3.086% due 10/15/34 (USD 3 Month
LIBOR + 2.950%)(Ê)(Þ) 2,450 2,450
Panasonic Corp.
2.679% due 07/19/24 (Þ) 318 330
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 663
Parkland Fuel Corp.
5.875% due 07/15/27 (Þ) 108 114
4.500% due 10/01/29 (Þ) 456 459
Pertamina Persero PT
Series REGS
6.450% due 05/30/44 2,300 3,009
Perusahaan Perseroan ( Persero ) PT
Perusahaan Listrik Negara
Series REGS
5.250% due 10/24/42 440 490
6.250% due 01/25/49 245 307
Petrobras Global Finance BV
6.875% due 01/20/40 228 248
6.850% due 06/05/15 1,597 1,569
Petro-Canada
6.800% due 05/15/38 212 301
Petroleos de Venezuela SA
5.375% due 04/12/27 1,000 50
Series REGS
6.000% due 05/16/24 (Ø)(Æ) 8,000 400
6.000% due 11/15/26 (Ø)(Æ) 3,986 199
5.500% due 04/12/37 (Ø)(Æ) 2,150 108
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 952 966
Petroleos Mexicanos
6.625% due 06/15/38 4,000 3,725
6.500% due 06/02/41 650 588
5.500% due 06/27/44 1,000 811
Series REGS
6.625% due 09/29/49 804 678
Series WI
6.875% due 08/04/26 45 49
6.500% due 01/23/29 90 94
5.625% due 01/23/46 1,000 813
6.750% due 09/21/47 1,433 1,267
7.690% due 01/23/50 1,800 1,719
6.950% due 01/28/60 1,050 931
Petronas Capital, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.550% due 04/21/50 1,000 1,236
Popular, Inc.
6.125% due 09/14/23 262 280
POSCO
2.375% due 01/17/23 (Þ) 272 276
Power Finance Corp., Ltd.
3.750% due 12/06/27 400 417
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 720
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 480
Prosus NV
3.680% due 01/21/30 (Þ) 254 261
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 334 148
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 517
Qatar Government International Bond
Series REGS
4.817% due 03/14/49 300 386
Quebecor Media, Inc.
5.750% due 01/15/23 257 270
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 500 495
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 305 328
Republic of Egypt Government
International Bond
Series REGS
8.700% due 03/01/49 250 233
Republic of Nigeria Government
International Bond
Series REGS
7.696% due 02/23/38 250 241
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 106 108
Royal Caribbean Cruises, Ltd.
5.500% due 08/31/26 (Þ) 626 638
7.500% due 10/15/27 177 207
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 532
Russian Federation International Bond
Series REGS
7.500% due 03/31/30 (~)(Ê) 293 339
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 217 229
Saka Energi Indonesia PT
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.450% due 05/05/24 1,072 1,042
Santander UK Group Holdings PLC
3.373% due 01/05/24 (USD 3 Month
LIBOR + 1.080%)(Ê) 275 283
Santander UK PLC
5.000% due 11/07/23 (Þ) 148 159
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,729
Series REGS
4.625% due 10/04/47 250 294
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 281 292
4.375% due 04/16/49 400 459
4.375% due 04/16/49 (Þ) 200 230
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 450 575
5.500% due 04/08/44 51 65
Saudi Government International Bond
3.750% due 01/21/55 (Þ) 600 627
Scenery Journey, Ltd.
13.750% due 11/06/23 400 84
Seagate HDD Cayman
5.750% due 12/01/34 271 312
Seaspan Corp.
5.500% due 08/01/29 (Þ) 669 676
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 248
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (USD 3 Month
LIBOR + 2.300%)(Ê)(Þ) 250 250
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 320 318
Sky, Ltd.
3.750% due 09/16/24 (Þ) 303 326
Societe Generale SA
5.000% due 01/17/24 (Þ) 266 286
Sri Lanka Government International
Bond
7.550% due 03/28/30 (Þ) 500 312
Series REGS
6.850% due 03/14/24 200 130
6.825% due 07/18/26 1,300 822
6.200% due 05/11/27 200 125
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 187
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 415 575
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 EUR 353 395
State Bank of India
4.875% due 04/17/24 (Þ) 262 283

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
312 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 649
Statoil ASA
2.450% due 01/17/23 269 275
Superior Plus Corp.
4.500% due 03/15/29 (Þ) 217 222
Sura Asset Management SA
4.375% due 04/11/27 (Þ) 246 266
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (USD 3 Month
LIBOR + 3.100%)(Ê)(Þ) 500 501
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (USD 3 Month
LIBOR + 1.750%)(Ê)(Þ) 500 500
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 305 326
TC Ziraat Bankasi AS
Series REGS
5.125% due 09/29/23 330 333
5.375% due 03/02/26 325 313
Telecom Italia Capital SA
5.303% due 05/30/24 (Þ) 219 233
6.375% due 11/15/33 600 688
6.000% due 09/30/34 260 289
7.721% due 06/04/38 50 64
Telesat Canada / Telesat LLC
5.625% due 12/06/26 (Þ) 462 431
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 263 275
Tervita Corp.
11.000% due 12/01/25 (Þ) 245 282
Textainer Marine Containers VII, Ltd.
Series 2021-2A Class A
2.230% due 04/20/46 (Þ) 912 913
Toronto-Dominion Bank (The)
0.300% due 06/02/23 333 332
Total Capital International SA
2.700% due 01/25/23 268 275
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 260 270
TransAlta Corp.
4.500% due 11/15/22 482 492
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 529 536
Trinidad Petroleum Holdings, Ltd.
Series REGS
9.750% due 06/15/26 463 511
Tsinghua Unic , Ltd.
5.375% due 01/31/23 1,200 509
6.500% due 01/31/28 450 190
Turkey Government International Bond
7.375% due 02/05/25 600 633
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 06/26/31 1,000 926
6.750% due 05/30/40 1,000 936
4.875% due 04/16/43 500 388
6.625% due 02/17/45 2,000 1,813
5.750% due 05/11/47 700 576
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 10/24/23 294 298
6.125% due 05/03/24 627 635
5.750% due 07/06/26 249 243
Ukraine Government International Bond
Series GDp
0.750% due 05/31/40 (~)(Ê)(Þ) 195 205
Series REGS
7.253% due 03/15/33 1,500 1,527
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/24 652 678
Ukreximbank Via Biz Finance PLC
7.289% due 02/09/23 (USD 6 Month
LIBOR + 7.000%)(Ê)(Þ) 1,517 1,505
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 325 327
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 205 247
Unilever Capital Corp.
0.375% due 09/14/23 334 333
Uzbek Industrial and Construction Bank
5.750% due 12/02/24 900 931
Vale Overseas, Ltd.
6.250% due 08/10/26 263 305
Vale SA
5.625% due 09/11/42 861 1,027
Venture 33 CLO, Ltd.
2.404% due 07/15/31 (~)(Ê)(Þ) 1,000 997
Venture XX CLO, Ltd.
Series 2017-20A Class CR
3.119% due 04/15/27 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 250 250
Vermilion Energy, Inc.
Series 144a
5.625% due 03/15/25 (Þ) 296 298
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 320 331
VTB Bank
Series REGS
9.500% due 12/31/49 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 8.067%)(Ê)(ƒ) 1,014 1,079
Weatherford International, Ltd.
8.625% due 04/30/30 (Þ) 644 661
YPF Energia Electrica SA
Series REGS
10.000% due 07/25/26 103 94

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
YPF SA
7.000% due 01/01/23 (~)(Ê)(Þ) 195 109
9.000% due 01/01/23 (~)(Ê)(Þ) 93 69
Series REGS
8.750% due 04/04/24 180 162
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 321 345
201,916
Loan Agreements - 0.0%
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 460 —
—
Mortgage-Backed Securities - 12.7%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 195 196
Ascendas Real Estate Investment Trust
Series 2019-CRE3 Class D
2.845% due 09/14/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 930 914
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK4 Class D
3.357% due 05/15/50 (Þ) 1,100 1,039
Series 2017-BNK5 Class XA
Interest Only STRIP
1.217% due 06/15/60 (~)(Ê) 5,949 237
Series 2017-BNK6 Class D
Interest Only STRIP
3.100% due 07/15/60 (Þ) 140 127
Series 2021-BN31 Class XA
Interest Only STRIP
1.000% due 02/15/54 (~)(Ê) 1,583 157
Benchmark Mortgage Trust
Series 2019-B9 Class D
3.000% due 03/15/52 (Þ) 810 771
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 990 900
Series 2021-B23 Class XA
Interest Only STRIP
1.280% due 02/15/54 (~)(Ê) 1,955 178
BMD2 Re- Remic Trust
Series 2019-FRR1 Class 6B10
2.526% due 05/25/52 (~)(Ê)(Þ) 892 817
BX Commercial Mortgage Trust
Series 2021-IRON Class E
2.500% due 02/15/38 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 577 579
BX Trust
Series 2019-OC11 Class E
4.076% due 12/09/41 (~)(Ê)(Þ) 180 180
CALI Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-101C Class E
4.469% due 03/10/39 (~)(Ê)(Þ) 320 317
Cantor Commercial Real Estate Lending
Series 2019-CF2 Class D
2.500% due 11/15/52 (Þ) 775 701
CD Mortgage Trust
Series 2019-CD8 Class XA
Interest Only STRIP
1.553% due 08/15/57 (~)(Ê) 2,785 260
CFCRE Commercial Mortgage Trust
Series 2016-C7 Class XA
Interest Only STRIP
0.873% due 12/10/54 (~)(Ê) 15,895 497
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 114 116
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 728 740
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 216 220
CIM Commercial Trust Corp.
Series 2021-J1 Class A19
2.500% due 03/25/51 (~)(Ê)(Þ) 908 906
Series 2021-J2 Class A19
2.500% due 04/25/51 (~)(Ê)(Þ) 441 440
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 459 469
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 123 125
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 194 197
Series 2019-J2 Class A5
3.500% due 10/25/49 (~)(Ê)(Þ) 454 461
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class E
4.761% due 03/10/47 (~)(Ê)(Þ) 1,000 1,009
Series 2014-GC19 Class F
3.665% due 03/10/47 (~)(Ê)(Þ) 443 293
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 97
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 184
Series 2016-P5 Class D
3.000% due 10/10/49 (Þ) 670 567
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 434
Series 2019-GC41 Class XA
Interest Only STRIP
1.188% due 08/10/56 (~)(Ê) 2,260 145
Citigroup Mortgage Loan Trust, Inc.
Series 2021-J1 Class A4A
2.500% due 04/25/51 (~)(Ê)(Þ) 655 654
Series 2021-J2 Class A4A
2.500% due 07/25/51 (~)(Ê)(Þ) 578 577
Commercial Mortgage Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
314 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 146
Series 2013-GAM Class F
3.531% due 02/10/28 (~)(Ê)(Þ) 250 228
Series 2016-CD1 Class XA
Interest Only STRIP
1.532% due 08/10/49 (~)(Ê) 7,475 394
Series 2017-COR2 Class XA
Interest Only STRIP
1.321% due 09/10/50 (~)(Ê) 5,284 302
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 96
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 910
Deephaven Residential Mortgage Trust
Series 2021-1 Class M1
2.093% due 05/25/65 (~)(Ê)(Þ) 1,000 997
Ellington Financial, Inc.
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 400 404
Fannie Mae Connecticut Avenue
Securities Trust
Series 2016-C02 Class 1M2
6.168% due 09/25/28 (USD 1 Month
LIBOR + 6.000%)(Ê) 445 465
Series 2018-C02 Class 2M2
2.368% due 08/25/30 (USD 1 Month
LIBOR + 2.200%)(Ê) 827 835
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 683 690
Series 2018-C05 Class 1M2
2.518% due 01/25/31 (USD 1 Month
LIBOR + 2.350%)(Ê) 744 753
Series 2018-C06 Class 1M2
2.168% due 03/25/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 165 166
Series 2018-C06 Class 2M2
2.268% due 03/25/31 (USD 1 Month
LIBOR + 2.100%)(Ê) 606 611
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (USD 1 Month
LIBOR + 2.400%)(Ê)(Þ) 399 401
Series 2019-R04 Class 2M2
2.268% due 06/25/39 (USD 1 Month
LIBOR + 2.100%)(Ê)(Þ) 89 89
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 379 380
Flagstar Mortgage Trust
Series 2018-1 Class B1
4.008% due 03/25/48 (~)(Ê)(Þ) 144 146
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 470 481
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 151 154
Fontainebleau Florida Hotel LLC
Series 2019-FBLU Class F
4.095% due 12/10/36 (~)(Ê)(Þ) 180 180
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-DNA1 Class M2
1.968% due 07/25/30 (USD 1 Month
LIBOR + 1.800%)(Ê) 841 846
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (USD 1 Month
LIBOR + 2.300%)(Ê) 576 581
Series 2018-HQA2 Class M2
2.468% due 10/25/48 (USD 1 Month
LIBOR + 2.300%)(Ê)(Þ) 1,000 1,013
Series 2020-DNA5 Class M2
2.887% due 10/25/50 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 592 598
Series 2021-DNA1 Class M2
1.879% due 01/25/51 (SOFR 30 Day
Average + 1.800%)(Ê)(Þ) 1,000 1,001
Series 2021-HQA1 Class M2
2.300% due 08/25/33 (SOFR 30 Day
Average + 2.250%)(Ê)(Þ) 1,000 1,011
FREMF Mortgage Trust
Series 2013-K27 Class D
0.288% due 01/25/46 (Þ) 2,550 2,378
Series 2014-K41 Class D
0.661% due 11/25/47 (Þ) 1,370 1,154
Series 2015-K47 Class D
0.749% due 06/25/48 (Þ) 1,490 1,221
Series 2016-K57 Class D
1.309% due 08/25/49 (Þ) 1,450 1,108
Series 2016-K57 Class X2A
Interest Only STRIP
0.100% due 08/25/49 (Þ) 15,439 52
Series 2016-K57 Class X2B
Interest Only STRIP
0.100% due 08/25/49 (Þ) 3,675 15
Series 2017-K61 Class D
1.014% due 12/25/49 (Þ) 557 419
Series 2017-K64 Class D
1.063% due 05/25/50 (Þ) 8,693 6,426
Series 2017-K71 Class D
1.176% due 11/25/50 (Þ) 1,990 1,416
Series 2017-K728 Class D
0.567% due 11/25/50 (Þ) 410 348
Series 2019-K89 Class D
1.416% due 01/25/51 (Þ) 1,860 1,233
Series 2019-KG01 Class C
6.217% due 05/25/29 (Þ) 400 247
Series 2019-KG01 Class X2A
Interest Only STRIP
0.100% due 04/25/29 (Þ) 5,104 22
Series 2019-KG01 Class X2B

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
0.100% due 05/25/29 (Þ) 570 3
FRR Re-REMIC Trust
Series 2018-C1 Class CK32
1.000% due 10/27/46 (~)(Ê)(Þ) 1,500 1,309
Series 2018-C1 Class CK43
1.000% due 02/27/48 (~)(Ê)(Þ) 200 176
GAM Re-REMIC Trust
Series 2021-FRR1 Class 1C
0.000% due 07/28/27 (Þ) 837 597
Series 2021-FRR1 Class 1D
0.000% due 07/28/27 (Þ) 1,258 875
Series 2021-FRR1 Class 2C
0.000% due 12/29/27 (Þ) 905 621
Goldman Sachs Mortgage Securities
Trust
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 958 972
Great Wolf Trust
Series 2019-WOLF Class E
2.847% due 12/15/36 (USD 1 Month
LIBOR + 2.732%)(Ê)(Þ) 1,500 1,462
GS Mortgage Securities Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 685
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 63
Series 2019-GC39 Class D
3.000% due 05/10/52 (Þ) 300 277
Series 2019-GC40 Class XA
Interest Only STRIP
1.231% due 07/10/52 (~)(Ê) 2,408 156
Series 2020-PJ1 Class B2
3.710% due 05/25/50 (~)(Ê)(Þ) 961 980
Series 2021-PJ3 Class A4
2.500% due 08/25/51 (~)(Ê)(Þ) 934 931
Series 2021-PJ5 Class B3
2.600% due 10/25/51 (~)(Ê)(Þ) 396 387
Series 2021-PJ6 Class A12
2.500% due 11/25/51 (~)(Ê)(Þ) 800 801
Series 2021-PJ6 Class A4
2.500% due 11/25/51 (~)(Ê)(Þ) 971 969
Series 2021-PJ9 Class A4
2.500% due 02/26/52 (~)(Ê)(Þ) 1,186 1,184
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2021-MHC Class E
2.550% due 04/15/38 (USD 1 Month
LIBOR + 2.450%)(Ê)(Þ) 300 300
JPMorgan Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 965
Series 2011-C5 Class D
5.605% due 08/15/46 (~)(Ê)(Þ) 502 498
Series 2011-C5 Class E
4.000% due 08/15/46 (~)(Ê)(Þ) 950 770
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 881
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 257
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 428
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 88
Series 2015-C27 Class XA
Interest Only STRIP
1.306% due 02/15/48 (~)(Ê) 2,741 89
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 335
Series 2019-MFP Class E
2.345% due 07/15/36 (USD 1 Month
LIBOR + 2.160%)(Ê)(Þ) 320 314
JPMorgan Mortgage Trust
Series 2016-2 Class B4
2.519% due 06/25/46 (~)(Ê)(Þ) 1,000 1,001
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 901 903
Series 2017-6 Class A7
3.500% due 12/25/48 (~)(Ê)(Þ) 170 171
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 829 845
Series 2018-6 Class B1
3.933% due 12/25/48 (~)(Ê)(Þ) 275 282
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 69 70
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 66 67
Series 2019-7 Class B2A
3.194% due 02/25/50 (~)(Ê)(Þ) 382 388
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 125 127
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 678 706
Series 2019-INV1 Class B2
5.118% due 10/25/49 (~)(Ê)(Þ) 479 504
Series 2019-LTV3 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 521 525
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 273 276
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 614 621
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 438 451
Series 2020-8 Class A3
3.000% due 03/25/51 (~)(Ê)(Þ) 254 259
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 395 395
Series 2021-4 Class A15
2.500% due 08/25/51 (~)(Ê)(Þ) 273 273
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 932 937

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
316 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mello Warehouse Securitization Trust
Series 2021-1 Class C
1.000% due 02/25/55 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 550 548
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.760% due 11/15/45 (~)(Ê)(Þ) 1,520 1,452
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 229
Series 2016-C29 Class XB
Interest Only STRIP
1.110% due 05/15/49 (~)(Ê) 7,710 310
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
4.193% due 09/15/47 (Þ) 125 6
Series 2017-HR2 Class XA
Interest Only STRIP
0.932% due 12/15/50 (~)(Ê) 3,003 118
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 340
Series 2019-H7 Class XA
Interest Only STRIP
1.464% due 07/15/52 (~)(Ê) 6,320 512
Series 2019-L3 Class XA
Interest Only STRIP
0.645% due 11/15/52 (~)(Ê) 5,551 247
Series 2021-L5 Class XA
Interest Only STRIP
1.425% due 04/15/31 1,509 142
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 118
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 203 205
Provident Funding Mortgage Trust
Series 2021-INV1 Class A14
2.500% due 08/25/51 (~)(Ê)(Þ) 1,482 1,489
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 367 370
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 282
Sequoia Mortgage Trust
Series 2019-1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 25 25
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 92 93
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 1,200 1,208
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 159 160
UBS Bank of America Merrill Lynch
Mortgage Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 2,600 1,956
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 80 71
Series 2012-C4 Class E
4.621% due 12/10/45 (~)(Ê)(Þ) 140 92
UWM Mortgage Trust
Series 2021-1 Class A15
2.500% due 06/25/51 (~)(Ê)(Þ) 959 960
Verus Securitization Trust
Series 2021-1 Class M1
1.968% due 01/25/66 (~)(Ê)(Þ) 1,000 995
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 355 364
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.840%)(Ê) 266 252
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIP
1.188% due 12/15/47 (~)(Ê) 4,447 112
Series 2015-C30 Class D
4.647% due 09/15/58 (~)(Ê)(Þ) 510 519
Series 2017-C41 Class XA
Interest Only STRIP
1.366% due 11/15/50 (~)(Ê) 5,067 288
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 339
Series 2019-C52 Class XA
Interest Only STRIP
1.767% due 08/15/52 (~)(Ê) 2,125 205
Series 2019-C54 Class D
2.500% due 12/15/52 (Þ) 710 636
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 32 32
Series 2020-4 Class A17
3.000% due 07/25/50 (~)(Ê)(Þ) 247 251
Series 2020-RR1 Class A1
3.000% due 05/25/50 (~)(Ê)(Þ) 400 404
Series 2021-1 Class A17
2.500% due 12/25/50 (~)(Ê)(Þ) 905 904
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26
0.546% due 01/27/45 (Þ) 210 197
WFRBS Commercial Mortgage Trust
Series 2013-C12 Class D
4.540% due 03/15/48 (~)(Ê)(Þ) 740 729
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 840
Series 2013-C12 Class F

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 03/15/48 (Þ) 330 285
Series 2013-C14 Class D
3.978% due 06/15/46 (~)(Ê)(Þ) 1,500 1,321
Series 2014-C21 Class D
3.497% due 08/15/47 (Þ) 2,077 1,847
Woodward Capital Management LLC
Series 2021-1 Class A13
2.500% due 03/25/51 (~)(Ê)(Þ) 188 188
93,236
Non-US Bonds - 10.8%
Accor SA
2.375% due 09/17/23 EUR 900 1,103
ACS Actividades de Construccion y
Servicios SA
1.375% due 06/17/25 EUR 400 465
ADO Properties SA
Series 1-15
1.500% due 07/26/24 EUR 300 318
Air Canada Class A Pass-Through Trust
4.625% due 08/15/29 (Þ) CAD 143 115
Albion Finance, Ltd.
Series REGs
5.250% due 10/15/26 EUR 335 389
Altice Finco SA
Series REGS
4.750% due 01/15/28 EUR 400 439
ams AG
2.125% due 11/03/27 EUR 500 577
APCOA Parking Holdings GmbH
Series REGS
4.625% due 01/15/27 EUR 160 184
Argentine Republic Government
International Bond
Interest Only STRIP
12.169% due 12/15/35 (~)(Ê) EUR 40,000 263
Assicurazioni Generali SpA
6.269% due 06/29/49 (GBP 3 Month
LIBOR + 2.350%)(Ê)(ƒ) GBP 350 545
4.596% due 11/30/49 (3 Month
EURIBOR + 4.500%)(Ê)(ƒ) EUR 374 478
Autostrade Per L'Italia SpA
4.375% due 09/16/25 EUR 700 918
1.875% due 09/26/29 EUR 500 601
Azzurra Aeroporti SpA
2.125% due 05/30/24 EUR 200 236
2.625% due 05/30/27 EUR 300 358
Banco de Sabadell SA
1.125% due 03/27/25 EUR 400 466
Banijay Group SAS
Series REGS
6.500% due 03/01/26 EUR 900 1,072
Bayer US Finance II LLC
3.750% due 07/01/74 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.550%)(Ê) EUR 995 1,198
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.375% due 11/12/79 (EURIBOR
ICE Swap Rate + 2.647%)(Ê) EUR 500 577
BCP V Modular Services Finance II PLC
Series REGS
4.750% due 11/30/28 EUR 265 306
Bellis Finco PLC
Series REGS
4.000% due 02/16/27 GBP 300 387
Bertelsmann SE & Co. KGaA
3.000% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.639%)(Ê) EUR 200 238
3.500% due 04/23/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.206%)(Ê) EUR 200 249
Boparan Finance PLC
Series REGS
7.625% due 11/30/25 GBP 850 971
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 1,433
10.000% due 01/01/27 BRL 1,400 238
10.000% due 01/01/31 BRL 1,750 285
Casino Guichard Perrachon SA
3.580% due 02/07/25 EUR 200 214
5.250% due 04/15/27 EUR 650 713
Centurion Bidco SpA
Series REGS
5.875% due 09/30/26 EUR 200 240
Chrome Holdco SASU
Series REGS
5.000% due 05/31/29 EUR 1,305 1,509
Cidron Aida Finco SARL
Series REGs
5.000% due 04/01/28 EUR 450 511
Series REGS
6.250% due 04/01/28 GBP 400 537
Commerzbank AG
4.000% due 03/23/26 EUR 287 367
Series eMTN
4.000% due 03/30/27 EUR 419 542
Constellation Automotive Financing PLC
Series REGS
4.875% due 07/15/27 GBP 460 606
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê) GBP 300 480
CPUK Finance, Ltd.
6.500% due 08/28/26 GBP 150 214
Series REGS
4.875% due 08/28/25 GBP 275 377
Credito Emiliano SpA
1.500% due 10/25/25 (3 Month
EURIBOR + 1.800%)(Ê) EUR 725 857
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 250 372
Deutsche Bank AG

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
318 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 02/17/25 EUR 829 1,009
Deutsche Lufthansa AG
0.250% due 09/06/24 EUR 350 394
DKT Finance ApS
Series REGS
7.000% due 06/17/23 EUR 1,125 1,322
Dufry One BV
0.750% due 03/30/26 CHF 200 211
3.625% due 04/15/26 CHF 750 820
3.375% due 04/15/28 EUR 150 170
EC Finance PLC
Series REGS
3.000% due 10/15/26 EUR 200 234
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 500 642
3.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.198%)(Ê)(ƒ) EUR 400 475
3.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.995%)(Ê)(ƒ) EUR 600 721
Series EMTn
5.875% due 07/22/49 (GBP Swap
[versus SONIA] 15 Year Rate +
3.323%)(Ê)(ƒ) GBP 300 455
Energizer Holdings, Inc.
Series REGS
3.500% due 06/30/29 EUR 250 280
Esselunga SpA
0.875% due 10/25/23 EUR 300 351
1.875% due 10/25/27 EUR 360 436
Explorer II AS
3.375% due 02/24/25 EUR 450 494
Foodco Bondco SA
Series REGS
6.250% due 05/15/26 EUR 550 594
Galaxy Bidco , Ltd.
Series REGS
6.500% due 07/31/26 GBP 300 424
GKN Holdings PLC
4.625% due 05/12/32 GBP 300 438
Grifols Escrow Issuer SA
Series REGS
3.875% due 10/15/28 EUR 285 330
Heathrow Finance PLC
4.750% due 03/01/24 (~)(Ê) GBP 100 142
3.875% due 03/01/27 (~)(Ê) GBP 100 138
Immobiliare Grande Distribuzione SIIQ
SpA
2.125% due 11/28/24 EUR 439 507
International Consolidated Airlines
Group SA
1.500% due 07/04/27 EUR 300 315
Intesa Sanpaolo SpA
6.625% due 09/13/23 EUR 844 1,085
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (3 Month
EURIBOR + 4.817%)(Ê)(ƒ) EUR 200 251
IPD 3 BV
Series REGS
5.500% due 12/01/25 EUR 150 178
Kaixo Bondco Telecom SA
Series REGS
5.125% due 09/30/29 EUR 401 459
Maison Finco PLC
Series REGS
6.000% due 10/31/27 GBP 465 647
Malaysia Government International Bond
Series 0219
3.885% due 08/15/29 MYR 3,000 739
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 200 214
Marcolin SpA
Series REGS
6.125% due 11/15/26 EUR 300 355
Marks & Spencer PLC
4.750% due 06/12/25 GBP 312 469
3.250% due 07/10/27 GBP 300 431
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 1,049
8.500% due 05/31/29 MXN 8,500 437
Motion Bondco Designated Activity Co.
Series REGs
4.500% due 11/15/27 EUR 1,000 1,097
Naviera Armas SA
Series REGS
6.500% due 07/31/23 (3 Month
EURIBOR + 6.500%)(Ê) EUR 100 90
4.250% due 11/15/24 (3 Month
EURIBOR + 4.250%)(Ê) EUR 650 584
NEW Areva Holding SA
4.875% due 09/23/24 EUR 250 322
NGG Finance PLC
1.625% due 12/05/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.141%)(Ê) EUR 400 465
NH Hotel Group, SA
Series REGS
4.000% due 07/02/26 EUR 1,200 1,390
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 820
Nobel Bidco BV
Series REGS
3.125% due 06/15/28 EUR 250 277
Nobian Finance BV
Series REGS
3.625% due 07/15/26 EUR 350 391
Novelis Sheet Ingot GmbH

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.375% due 04/15/29 EUR 200 236
Novomatic AG
1.625% due 09/20/23 EUR 275 312
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 200 257
6.250% due 12/14/26 GBP 580 880
5.375% due 10/01/29 GBP 1,000 1,464
Petroleos Mexicanos
4.875% due 02/21/28 EUR 100 116
Series 10.7
4.750% due 02/26/29 EUR 1,400 1,597
RAC Bond Co. PLC
Series REGS
5.250% due 11/04/27 GBP 535 717
Renault SA
1.000% due 03/08/23 EUR 215 250
1.250% due 06/24/25 EUR 600 684
1.000% due 11/28/25 EUR 504 580
Renk AG
Series REGS
5.750% due 07/15/25 EUR 200 240
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 2,620 151
Series R186
10.500% due 12/21/26 ZAR 12,500 896
Rolls-Royce PLC
0.875% due 05/09/24 EUR 400 459
1.625% due 05/09/28 EUR 340 379
RWE AG
3.500% due 04/21/75 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.245%)(Ê) EUR 130 160
RZD Capital PLC
7.900% due 10/19/24 RUB 115,000 1,571
Sani/ Ikos Financial Holdings 1 SARL
Series REGS
5.625% due 12/15/26 EUR 362 426
Santander UK Group Holdings PLC
7.037% due 08/29/49 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.750%)(Ê)(ƒ) GBP 245 366
Schaeffler AG
1.875% due 03/26/24 EUR 499 590
2.875% due 03/26/27 EUR 200 249
Stonegate Pub Co. Financing PLC
8.000% due 07/13/25 GBP 200 281
Series REGS
5.750% due 07/31/25 (3 Month
EURIBOR + 5.750%)(Ê) EUR 100 114
8.250% due 07/31/25 GBP 100 142
Summer (BC) Holdco A SARL
Series REGS
9.250% due 10/31/27 EUR 721 902
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 700 832
TDC A/S
6.875% due 02/23/23 GBP 300 438
Techem Verwaltungsgesellschaft 674
mbH
Series REGS
6.000% due 07/30/26 EUR 791 938
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 600 688
Telecom Italia SpA
7.750% due 01/24/33 EUR 364 595
5.250% due 03/17/55 EUR 200 266
Teollisuuden Voima OYJ
2.625% due 01/13/23 EUR 770 918
Teva Pharmaceutical Industries, Ltd.
1.125% due 10/15/24 EUR 300 334
1.875% due 03/31/27 EUR 785 837
1.625% due 10/15/28 EUR 115 119
Titan Holdings II BV
Series REGS
5.125% due 07/15/29 EUR 267 305
Travelex Issuerco , Ltd.
Series REGS
0.500% due 08/05/25 GBP 1,139 2,338
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 (3 Month
EURIBOR + 3.750%)(Ê) EUR 400 458
TVL Finance PLC
Series REGS
5.509% due 07/15/25 (GBP 3 Month
LIBOR + 5.375%)(Ê) GBP 250 325
UniCredit SpA
4.875% due 02/20/29 (EURIBOR
ICE Swap Rate + 4.739%)(Ê) EUR 1,226 1,524
United Group BV
Series REGS
4.000% due 11/15/27 EUR 300 339
3.625% due 02/15/28 EUR 300 332
4.625% due 08/15/28 EUR 300 343
Valeo SA
3.250% due 01/22/24 EUR 900 1,109
1.625% due 03/18/26 EUR 200 238
Series EMTn
1.500% due 06/18/25 EUR 400 474
Verisure Midholding AB
Series REGS
5.250% due 02/15/29 EUR 925 1,083
Virgin Media Finance PLC
Series REGS
4.875% due 07/15/28 GBP 350 480
Viridian Group FinanceCo PLC /
Viridian Power & Energy Holdings
DAC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
320 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.750% due 09/15/24 GBP 600 816
Vittoria Assicurazioni SpA
5.750% due 07/11/28 EUR 100 135
Vmed O2 UK Financing I PLC
Series REGS
4.000% due 01/31/29 GBP 300 405
4.500% due 07/15/31 GBP 250 343
Vodafone Group PLC
4.875% due 10/03/78 (GBP Swap
Semiannual [versus 6 Month LIBOR]
5 Year Rate + 3.267%)(Ê) GBP 582 841
3.100% due 01/03/79 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 2.669%)(Ê) EUR 652 779
Series NC10
3.000% due 08/27/80 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 3.227%)(Ê) EUR 375 441
Wheel Bidco , Ltd.
Series REGS
6.750% due 07/15/26 GBP 374 500
ZF Europe Finance BV
1.250% due 10/23/23 EUR 700 815
2.000% due 02/23/26 EUR 500 579
79,586
United States Government Treasuries - 0.1%
United States Treasury Notes
1.250% due 05/15/50 1,250 1,057
Total Long-Term Fixed Income
Investments
(cost
$640,205
) 628,705
Common Stocks - 1.1%
Consumer Discretionary - 0.0%
Charming Charlie, Inc.(Æ)(Š) 3,957,093
—
Education Management Corp.(Æ)(Š) 4,460,190
—
—
Energy - 0.1%
Tourmaline Oil Corp. 22,900
828
Tourmaline Oil Corp.(Æ)(Š) 255,236
206
1,034
Financial Services - 0.0%
Travelex Topco, Ltd.(Æ)(Š) 7,003
—
Materials and Processing - 0.6%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
4,488
Producer Durables - 0.4%
Affinion Group, Inc.(Æ)(Š) 8,007
—
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kelly Topco, Ltd.(Æ) 5,852
490
Real Alloy(Æ)(Š) 39
2,046
2,536
Technology - 0.0%
Avaya Holdings Corp.(Æ) 4
—
Total Common Stocks
(cost $6,614) 8,058
Preferred Stocks - 0.5%
Consumer Discretionary - 0.0%
Education Management Corp.(Š)(Æ)
0.000% 2,128 —
Producer Durables - 0.5%
Sequa Corp.(Š)(Æ)
0.000% 3,375 3,375
Total Preferred Stocks
(cost $2,392) 3,375
Warrants and Rights - 0.0%
Education Management Corp. (Æ)
2021 Warrants 1,564,221 —
Travelex Issuerco , Ltd. (Æ)
2025 Warrants 675 69
Total Warrants and Rights
(cost $—) 69
Short-Term Investments - 10.9%
Argentine Republic Government
International Bond
1.500% due 07/09/22 (~)(Ê) 300 95
3.500% due 07/09/22 (~)(Ê) 2,600 895
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š) 87 38
Charming Charlie, Inc. Term Loan
0.000% due 05/15/22 (~)(Ê)(Š) 16 7
China Evergrande Group
8.250% due 03/23/22 (Ø)(Æ) 250 68
Education Management LLC Term Loan
B
11.750% due 07/02/22 (USD 3 Month
LIBOR + 8.500%)(Ê)(Ø)(Æ)(Š) 285 —
FirstEnergy Corp.
Series A
2.850% due 07/15/22 150 151
Ford Motor Credit Co. LLC

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 09/20/22 117 120
Huarong Finance 2017 Co., Ltd.
1.985% due 04/27/22 (USD 3 Month
LIBOR + 1.850%)(Ê) 461 454
Lebanon Government International Bond
Series GMTN
6.250% due 05/27/22 (Ø)(Æ) 750 113
Newell Brands, Inc.
4.000% due 06/15/22 228 230
Petroleos de Venezuela SA
Series REGS
9.000% due 11/17/21 (Ø)(Æ) 313 16
Service Properties Trust
5.000% due 08/15/22 634 637
SESI LLC
Series 144a
7.125% due 12/15/21 (Ø)(Æ)(Þ)(Š) 341 68
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 81 81
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 392 396
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 639 645
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (~)(Ê)(Ø)(Æ) EUR 1,400 —
U.S. Cash Management Fund(@) 75,718,734(∞) 75,704
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 562 575
VTB Bank
Series REGS
6.950% due 10/17/22 200 208
Total Short-Term Investments
(cost $83,619) 80,501
Total Investments - 97.9%
(identified cost $732,830) 720,708
Other Assets and Liabilities,
Net - 2.1%
15,572
Net Assets - 100.0%
736,280

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
322 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
42.1%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 07/06/21 480,000 97.54 468
465
180 Medical, Inc. 09/30/21 300,000 100.00 300
302
ABN AMRO Bank NV 07/08/20 237,000 110.71 262
264
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 98.98 501
557
ACE Securities Corp. Mortgage Loan Trust 02/23/21 698,907 98.17 686
670
Acuris Finance US, Inc. / Acuris Finance SARL 05/07/21 556,000 100.00 556
548
Adani Ports & Special Economic Zone, Ltd. 09/10/21 179,000 104.48 187
186
AdaptHealth LLC 01/28/21 368,000 102.45 377
364
AdaptHealth LLC 08/12/21 427,000 100.00 427
429
AHP Health Partners Inc 08/16/21 186,000 100.84 188
187
Air Canada Class A Pass-Through Trust 07/27/21 CAD 143,000 79.41 114
115
Air Liquide Finance SA 01/03/20 282,000 100.42 283
290
Air Methods Corp. 12/09/19 282,000 72.81 205
216
Albion Finance, Ltd. 10/15/21 800,000 100.00 800
802
Alimentation Couche-Tard, Inc. 09/24/18 238,000 95.88 228
258
Alliance Data Systems Corp. 11/30/20 350,000 97.03 340
358
Alliance Resource Partners, LP 09/03/19 300,000 100.01 300
305
Alta Equipment Group, Inc. 03/24/21 90,000 100.00 90
92
AMC Entertainment Holdings, Inc. 07/31/20 414,000 104.03 431
444
AMC Entertainment Holdings, Inc. 04/29/21 270,000 106.48 288
290
American Airlines Group, Inc. 12/07/20 325,000 113.21 368
403
American Airlines Group, Inc. 03/10/21 892,000 100.00 892
936
American Airlines Group, Inc. 03/10/21 343,000 100.00 343
369
Apidos CLO XXXI 04/28/21 1,140,000 100.00 1,140
1,141
Apollo Commercial Real Estate Finance, Inc. 09/02/21 482,000 97.71 471
464
Apollo Management Holdings, LP 05/05/20 274,000 92.05 252
284
APX Group, Inc. 07/01/21 769,000 100.00 769
762
Aramark Services, Inc. 01/28/21 354,000 104.01 368
362
Arcosa , Inc. 03/31/21 162,000 100.00 162
165
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 01/28/21 361,000 103.62 374
360
Aretec Escrow Issuer, Inc. 04/01/21 299,000 100.00 299
309
Arroyo Mortgage Trust 05/12/20 195,016 97.05 189
196
Ascendas Real Estate Investment Trust 08/09/19 930,000 100.00 930
914
Aston Martin Capital Holdings, Ltd. 05/06/21 600,000 109.13 655
660
ATS Automation Tooling Systems, Inc. 01/28/21 371,000 101.63 377
374
Austin BidCo , Inc. 01/26/21 1,435,000 103.57 1,490
1,482
Avantor , Inc. 01/28/21 358,000 104.54 374
371
Avation Capital SA 07/06/21 526,000 83.98 442
437
Aviation Capital Group LLC 10/06/21 314,000 104.16 327
326
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 02/18/21 200,000 102.25 204
209
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 01/28/21 354,000 104.76 371
364
Babson CLO, Ltd. 11/27/18 250,000 100.07 250
251
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,214
Banco de Credito del Peru 12/05/19 269,000 102.32 275
280
Banco de Credito e Inversiones SA 10/25/19 269,000 101.88 274
278
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 96.33 226
249
Bangkok Bank PCL 09/24/18 169,000 124.01 210
230
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 90.99 127
127
Bank Commercial Mortgage Pass-Through Certificates 06/11/21 1,100,000 96.20 1,058
1,039
Barings CLO, Ltd. 03/04/21 1,000,000 100.00 1,000
1,000
Bausch Health Cos., Inc. 06/13/17 775,000 90.04 698
789
Bausch Health Cos., Inc. 12/17/19 154,000 100.00 154
139
Bausch Health Cos., Inc. 11/18/20 1,059,000 96.40 1,021
952
Bausch Health Cos., Inc. 05/24/21 462,000 100.22 463
476
Bausch Health Cos., Inc. 05/27/21 623,000 97.97 610
604
Bayer US Finance II LLC 08/02/19 292,000 101.93 298
309
Bayer US Finance II LLC 07/15/21 310,000 106.15 329
327
BBVA Bancomer SA 10/07/21 300,000 107.83 323
322
BCPE Ulysses Intermediate, Inc. 01/21/21 835,000 100.07 836
796
Benchmark Mortgage Trust 03/15/19 810,000 84.63 685
771
Benchmark Mortgage Trust 11/07/19 990,000 88.89 880
900
Benefit Street Partners CLO IV, Ltd. 01/20/21 500,000 100.00 500
499
Berry Global, Inc. 07/22/19 224,000 104.12 233
235

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 323
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Betony CLO 2, Ltd. 03/24/21 1,000,000 100.00 1,000
995
Bharti Airtel International Netherlands BV 06/17/21 307,000 104.88 322
321
Bharti Airtel, Ltd. 09/13/21 305,000 108.34 330
326
Blackstone Holdings Finance Co. LLC 09/09/21 314,000 105.61 332
330
BlueMountain CLO, Ltd. 10/03/18 500,000 100.00 500
497
BMD2 Re- Remic Trust 02/03/21 892,000 88.85 793
817
BNP Paribas SA 05/14/20 243,000 105.85 257
270
Bombardier, Inc. 08/16/21 442,000 104.72 463
464
Booz Allen Hamilton Holding Corp. 03/03/21 446,000 102.23 456
452
Boxer Parent Co., Inc. 05/14/20 931,000 103.98 968
973
Brazil Loan Trust 1 07/25/13 684,429 100.88 690
705
Brookfield Property REIT, Inc. 06/06/19 357,000 102.57 366
369
Brookfield Residential Properties, Inc. 03/15/21 438,000 103.77 455
456
Builders FirstSource , Inc. 03/03/21 429,000 106.44 457
453
BX Commercial Mortgage Trust 02/04/21 577,000 100.00 577
579
BX Trust 12/06/19 180,000 97.10 175
180
Cablevision Lightpath LLC 01/06/21 539,000 101.35 546
533
Caesars Entertainment, Inc. 09/10/21 158,000 100.00 158
159
CALI Mortgage Trust 03/07/19 320,000 98.94 317
317
Cantor Commercial Real Estate Lending 02/16/21 775,000 89.66 695
701
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
500
Carlyle Holdings II Finance LLC 05/04/21 256,000 127.22 326
338
CARLYLE US CLO, Ltd. 08/24/21 1,650,000 100.00 1,650
1,650
Carnival Corp. 02/10/21 1,073,000 99.79 1,071
1,092
Carnival Corp. 10/19/21 454,000 100.00 454
454
Carriage Purchaser, Inc. 09/23/21 384,000 100.00 384
382
Carvana Co. 11/13/20 244,000 99.78 243
249
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 157,000 103.68 163
163
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
663
CCO Holdings LLC / CCO Holdings Capital Corp. 08/02/21 1,382,000 100.67 1,388
1,340
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.24 246
249
Chase Home Lending Mortgage Trust 07/29/19 215,914 101.04 218
220
Chase Home Lending Mortgage Trust 10/30/19 113,793 100.83 115
116
Chase Home Lending Mortgage Trust 10/30/19 728,272 101.68 741
740
CHS/Community Health Systems, Inc. 01/26/21 294,000 100.00 294
294
CHS/Community Health Systems, Inc. 05/04/21 340,000 100.00 340
334
CIFC Funding, Ltd. 03/27/19 500,000 99.74 499
501
CIFC LLC 03/18/21 1,000,000 100.00 1,000
1,001
CIM Commercial Trust Corp. 03/01/21 907,506 102.08 926
906
CIM Commercial Trust Corp. 03/29/21 440,678 100.43 443
440
CIM Trust 09/27/18 459,171 96.71 444
469
CIM Trust 03/22/19 123,231 101.50 125
125
CIM Trust 11/07/19 453,636 100.22 456
461
CIM Trust 11/07/19 194,277 100. 89 196
197
Citigroup Commercial Mortgage Trust 10/19/18 1,000,000 92.95 930
1,009
Citigroup Commercial Mortgage Trust 03/12/19 443,000 85.63 379
293
Citigroup Commercial Mortgage Trust 03/13/19 670,000 85.18 571
567
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.54 416
434
Citigroup Commercial Mortgage Trust 06/14/19 120,000 85.94 103
97
Citigroup Commercial Mortgage Trust 08/12/19 313,000 77.68 243
184
Citigroup Mortgage Loan Trust, Inc. 05/06/21 655,254 101.29 664
654
Citigroup Mortgage Loan Trust, Inc. 06/25/21 577,692 100.42 580
577
Clarios Global, LP / Clarios US Finance Co. 01/07/20 700,000 105.10 736
744
Clear Channel Worldwide Holdings, Inc. 08/09/19 124,000 100.00 124
127
Clear Channel Worldwide Holdings, Inc. 02/02/21 447,000 100.76 450
463
Clear Channel Worldwide Holdings, Inc. 05/17/21 390,000 100.04 390
399
CLI Funding VI LLC 03/23/21 881,750 100.25 884
879
Coinbase Global, Inc. 09/14/21 272,000 100.00 272
259
Coinbase Global, Inc. 09/14/21 336,000 100.00 336
324
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
295
Colt Merger Sub, Inc. 06/19/20 502,000 100.00 502
528
Colt Merger Sub, Inc. 06/19/20 847,000 104.24 874
949
Commercial Mortgage Trust 11/04/19 250,000 96.87 242
228
Commercial Mortgage Trust 01/21/20 160,000 96.96 155
146

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
324 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Commerzbank AG 06/17/19 370,000 108.56 403
415
Commonbond Student Loan Trust 11/27/18 75,145 100.77 76
78
Commonbond Student Loan Trust 06/02/20 133,241 99.98 133
135
Commonbond Student Loan Trust 03/10/21 1,000,000 100.00 1,000
998
Commonwealth Bank of Australia 06/17/21 281,000 117.94 331
336
Compass Group Diversified Holdings LLC 04/07/21 433,000 104.50 452
450
Comstock Resources, Inc. 06/14/21 64,000 100.00 64
67
Consensus Cloud Solutions, Inc. 09/24/21 187,000 100.00 187
191
Consensus Cloud Solutions, Inc. 09/24/21 136,000 100.00 136
141
Consolidated Communications Holdings, Inc. 03/04/21 517,000 100.00 517
522
Consolidated Energy Finance SA 01/23/20 727,000 99.62 724
754
Consolidated Energy Finance SA 09/30/21 708,000 100.00 708
705
Constellation Merger Sub, Inc. 09/03/19 391,000 90.95 356
376
Continental Wind LLC 09/24/18 176,196 101.91 180
200
CoreLogic , Inc. 07/06/21 470,000 99.61 468
464
Coronado Finance Pty, Ltd. 05/04/21 424,000 98.26 417
461
Corp. Nacional del Cobre de Chile 03/12/20 400,000 87.84 351
405
Costa Rica Government International Bond 01/07/15 2,000,000 97.95 1,959
1,995
CoStar Group, Inc. 06/17/21 323,000 101.10 327
327
CPI CG, Inc. 04/07/21 434,000 104.96 456
469
CQP Holdco, LP / BIP-V Chinook Holdco LLC 05/27/21 1,138,000 100.00 1,138
1,184
Credit Acceptance Corp. 05/08/20 242,000 91.41 221
247
Credit Agricole SA 06/10/20 283,000 107.48 304
307
Credit Agricole SA 01/28/21 301,000 106.91 322
318
CrownRock , LP / CrownRock Finance, Inc. 04/13/21 154,000 100.00 154
159
CSC Holdings LLC 07/06/21 743,000 99.11 736
681
Curo Group Holdings Corp. 08/16/21 472,000 99.49 470
480
Cushman & Wakefield U.S. Borrower LLC 03/15/21 412,000 107.82 444
440
CVR Energy, Inc. 01/10/20 402,000 100.00 402
396
CVR Energy, Inc. 01/10/20 533,000 99.87 532
527
Daimler Finance NA LLC 07/08/21 316,000 103.66 328
327
Danone SA 10/24/19 277,000 100.75 279
286
Danske Bank A/S 01/28/21 325,000 101.08 329
327
DaVita, Inc. 11/13/20 228,000 104.79 239
229
DB Master Finance LLC 03/20/19 196,000 100.00 196
204
DB Master Finance LLC 03/20/19 392,000 100.00 392
423
DBWF Mortgage Trust 10/25/18 1,000,000 89.24 892
910
Deephaven Residential Mortgage Trust 02/03/21 1,000,000 100.00 1,000
997
Delta Air Lines, Inc. 09/16/20 220,000 100.00 220
244
Deutsche Telekom International Finance BV 01/28/21 312,000 103.55 323
321
Diebold Nixdorf, Inc. 09/04/20 250,000 105.76 264
269
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 07/22/21 367,000 100.00 367
380
DKT Finance ApS 03/28/19 1,325,000 103.33 1,369
1,343
Dominican Republic Government International Bond 04/24/14 1,000,000 103.04 1,030
1,190
Dominican Republic Government International Bond 01/20/15 750,000 100.00 750
836
Domino's Pizza Master Issuer LLC 11/06/19 933,375 100.00 933
1,004
Domino's Pizza Master Issuer LLC 04/08/21 597,000 100.00 597
621
Dryden 30 Senior Loan Fund 10/05/18 500,000 99.07 495
486
Earnest Student Loan Program LLC 11/27/18 43,284 96.58 42
43
Ecuador Government International Bond 08/07/20 107,413 56.65 61
57
Ecuador Government International Bond 08/07/20 460,800 60.25 278
275
Ecuador Government International Bond 08/07/20 1,614,425 61.41 991
1,064
Ecuador Government International Bond 08/07/20 475,200 79.12 376
394
Egypt Government International Bond 03/02/15 2,000,000 100.56 2,011
1,772
Egypt Government International Bond 12/16/16 500,000 95.42 477
512
Egypt Government International Bond 04/05/19 750,000 105.25 789
699
Electricite de France SA 08/10/21 257,000 107.84 277
273
Electricite de France SA 09/03/21 339,000 104.43 354
351
ELFI Graduate Loan Program 06/18/20 156,289 99.97 156
156
Ellington Financial, Inc. 11/05/19 400,382 99.99 400
404
Emergent BioSolutions , Inc. 04/26/21 839,000 94.96 797
805
Enel Finance International NV 09/24/18 202,000 107.84 218
276
Eni SpA 08/05/21 311,000 105.99 330
328
Enova International, Inc. 10/04/17 140,000 100.31 140
142

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 325
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Enova International, Inc. 10/24/19 115,000 94.61 109
118
EQM Midstream Partners, LP 06/16/20 163,000 100.00 163
177
EQM Midstream Partners, LP 01/04/21 217,000 100.00 217
223
EQM Midstream Partners, LP 01/04/21 195,000 100.00 195
202
Ethiopia Government International Bond 12/04/14 1,000,000 100.03 1,000
811
Everi Holdings, Inc. 06/30/21 100,000 100.00 100
102
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 399,000 99.86 398
401
Fannie Mae Connecticut Avenue Securities Trust 01/24/20 89,148 100.79 90
89
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 378,822 96.82 367
380
First Quantum Minerals, Ltd. 03/16/17 775,000 100.41 778
789
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
381
First Quantum Minerals, Ltd. 11/07/19 175,000 99.49 174
181
First Student Bidco , Inc. 07/13/21 487,000 100.00 487
476
Flagstar Mortgage Trust 10/24/18 469,747 103.28 485
481
Flagstar Mortgage Trust 06/03/19 150,693 102.96 155
154
Flagstar Mortgage Trust 02/04/21 143,941 102.93 148
146
Fontainebleau Florida Hotel LLC 11/22/19 180,000 98.72 178
180
Foot Locker, Inc. 09/29/21 305,000 100.00 305
302
Forestar Group, Inc. 05/12/21 388,000 100.76 391
388
Fortescue Metals Group, Ltd. 03/15/21 414,000 106.57 441
441
Freddie Mac Structured Agency Credit Risk Debt Notes 10/19/18 1,000,000 99.91 999
1,013
Freddie Mac Structured Agency Credit Risk Debt Notes 10/13/20 591,627 100.00 592
598
Freddie Mac Structured Agency Credit Risk Debt Notes 02/01/21 1,000,000 99.88 999
1,001
Freddie Mac Structured Agency Credit Risk Debt Notes 02/17/21 1,000,000 100.00 1,000
1,011
FREMF Mortgage Trust 03/24/21 15,438,635 0.38 58
52
FREMF Mortgage Trust 03/24/21 3,675,088 0.4 1 15
15
FREMF Mortgage Trust 03/24/21 1,450,103 70.11 1,017
1,108
FREMF Mortgage Trust 05/10/21 5,104,291 0.44 22
22
FREMF Mortgage Trust 05/10/21 570,000 0.54 3
3
FREMF Mortgage Trust 05/10/21 400,000 61.49 246
247
FREMF Mortgage Trust 10/14/21 1,860,000 66.19 1,231
1,233
FREMF Mortgage Trust 10/14/21 1,990,000 71.13 1,416
1,416
FREMF Mortgage Trust 10/14/21 557,070 75.26 419
419
FREMF Mortgage Trust 10/14/21 1,490,000 82.11 1,223
1,221
FREMF Mortgage Trust 10/14/21 1,370,000 84.43 1,157
1,154
FREMF Mortgage Trust 10/14/21 410,000 85.04 349
348
FREMF Mortgage Trust 10/14/21 2,550,000 93.43 2,382
2,378
FREMF Mortgage Trust 10/25/21 8,693,000 73.78 6,414
6,426
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 102.96 271
287
Frontier Communications Corp. 11/19/20 650,000 100.00 650
661
Frontier Communications Corp. 10/05/21 153,000 100.00 153
154
FRR Re-REMIC Trust 06/10/21 1,500,000 93.64 1,405
1,309
FRR Re-REMIC Trust 09/29/21 200,000 89.04 178
176
Gabon Government International Bond 10/22/14 500,000 102.20 511
530
GAM Re-REMIC Trust 04/01/21 837,000 70.97 594
597
GAM Re-REMIC Trust 04/01/21 1,258,000 65 . 34 822
875
GAM Re-REMIC Trust 04/01/21 905,000 68.34 618
621
Gartner, Inc. 02/18/21 358,000 105.88 379
373
Gates Global LLC / Gates Corp. 11/20/19 771,000 99.00 763
797
Genting New York LLC 10/05/21 441,000 100.10 441
434
Genworth Mortgage Holdings, Inc. 11/13/20 225,000 105.69 238
246
Gerdau Trade, Inc. 10/05/21 309,000 105.33 325
323
GFL Environmental, Inc. 10/12/21 458,000 101.51 465
462
Ghana Government International Bond 09/11/14 700,000 99.35 695
672
Ghana Government International Bond 10/07/15 250,000 100.00 250
289
Global Aircraft Leasing Co., Ltd. 07/26/19 1,987,527 94.46 1,877
1,930
Global Net Lease, Inc. 01/28/21 368,000 101.83 375
364
goeasy , Ltd. 05/12/21 456,000 101.35 462
465
Goldman Sachs Mortgage Securities Trust 08/01/19 958,329 106.12 1,017
972
GoodLeap Sustainable Home Solutions Trust 06/09/21 1,469,560 99.95 1,469
1,453
Graphic Packaging International LLC 07/06/21 461,000 101.34 467
464
Gray Television, Inc. 10/26/21 508,000 100.00 508
513
Great Wolf Trust 04/30/21 1,500,000 98.03 1,470
1,462
Grifols Escrow Issuer SA 09/28/21 254,000 100.00 254
258

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
326 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
GrubHub , Inc. 10/12/21 454,000 103.29 469
466
GS Mortgage Securities Trust 10/30/18 800,000 70.15 561
685
GS Mortgage Securities Trust 04/15/19 90,000 82.35 74
63
GS Mortgage Securities Trust 09/11/19 300,000 93.00 279
277
GS Mortgage Securities Trust 03/12/21 933,530 101.47 947
931
GS Mortgage Securities Trust 05/14/21 395,888 96.56 382
387
GS Mortgage Securities Trust 06/03/21 961,023 104.08 1,000
980
GS Mortgage Securities Trust 06/15/21 971,014 100.51 976
969
GS Mortgage Securities Trust 06/15/21 800,000 10 1 . 00 808
801
GS Mortgage Securities Trust 09/22/21 1,186,101 100.93 1,197
1,184
GYP Holdings III Corp. 04/15/21 195,000 100.00 195
193
Hadrian Merger Sub, Inc. 11/07/18 270,000 98.72 267
279
Harvest Midstream I, LP 08/05/20 718,000 103.33 742
754
Hat Holdings I LLC 07/06/21 465,000 101.28 471
461
Hawaiian Electric Industries, Inc. 01/28/21 559,000 99.52 556
587
HC2 Holdings, Inc. 03/03/21 454,000 100.02 454
455
Heineken NV 10/06/21 322,000 103.06 332
331
Helios Issuer LLC 10/26/18 885,737 99.98 886
944
Helios Issuer LLC 10/26/18 782,506 99.98 782
804
Helios Issuer LLC 06/15/20 419,611 99.99 420
432
Hess Midstream, LP 01/28/21 361,000 103.90 375
375
Highlands Holdings Bond Issuer, Ltd. 10/23/20 1,003,325 103.12 1,035
1,063
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/10/19 362,000 92.59 335
369
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 568,000 101.06 574
583
Hilton Domestic Operating Co., Inc. 02/18/21 344,000 108.24 372
369
Hilton Grand Vacations, Inc. 06/14/21 309,000 100.00 309
307
Holdco LLC 09/30/21 251,000 100.00 251
251
Hologic , Inc. 01/28/21 345,000 106.21 366
359
HOM RE, Ltd. 01/28/21 1,400,000 100.00 1,400
1,392
Home RE, Ltd. 03/09/21 1,000,000 99.65 997
1,012
Howard Hughes Corp. (The) 02/18/21 356,000 106.09 378
373
Hudbay Minerals, Inc. 09/09/20 165,000 100.00 165
174
Huntington Bancshares, Inc. 01/28/21 315,000 100.41 316
308
ICICI Bank, Ltd. 09/13/21 306,000 108.99 334
325
Intesa Sanpaolo SpA 10/14/16 571,000 95.99 551
613
Intesa Sanpaolo SpA 01/28/21 149,000 109.14 163
161
Intesa Sanpaolo SpA 09/02/21 290,000 104.63 303
299
Intrado Corp. 12/13/17 264,000 98.76 261
260
Inversiones CMPC SA 07/08/21 315,000 104.39 329
326
ION Trading Technologies SARL 05/03/21 447,000 100.00 447
458
IQVIA, Inc. 12/09/19 260,000 104.58 272
270
Iron Mountain, Inc. 06/17/20 261,000 100.00 261
273
Iron Mountain, Inc. 05/12/21 448,000 101.93 457
463
Ithaca Energy North Sea PLC 08/16/21 471,000 100.06 471
488
ITT Holdings LLC 06/23/21 710,000 100.00 710
712
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
572
Jazz Securities DAC 04/22/21 284,000 100.00 284
292
JBS Investments II GmbH 04/01/19 352,000 101.01 356
366
JBS Investments II GmbH 07/23/19 495,000 100.00 495
516
JBS Investments II GmbH 06/08/21 653,000 98.95 646
645
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,124
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 04/01/19 1,383,000 101.22 1,400
1,530
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
731
Jefferson Capital Holdings LLC 07/28/21 309,000 100.00 309
313
JPMorgan Chase Commercial Mortgage Securities Trust 04/01/21 300,000 100.00 300
300
JPMorgan Commercial Mortgage Securities Trust 10/04/18 1,000,000 86.22 862
881
JPMorgan Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.68 967
965
JPMorgan Commercial Mortgage Securities Trust 01/23/19 501,671 99.32 498
498
JPMorgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.24 334
335
JPMorgan Commercial Mortgage Securities Trust 04/23/19 950,000 96.08 913
770
JPMorgan Commercial Mortgage Securities Trust 04/24/19 320,000 92.65 296
257
JPMorgan Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
314
JPMorgan Commercial Mortgage Securities Trust 09/12/19 610,000 91.59 572
516
JPMorgan Mortgage Trust 12/06/18 829,416 89.91 746
845

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 327
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 01/18/19 69,442 99.95 69
70
JPMorgan Mortgage Trust 03/22/19 66,462 101.15 67
67
JPMorgan Mortgage Trust 07/12/19 478,787 109.21 523
504
JPMorgan Mortgage Trust 07/25/19 900,872 98.25 885
903
JPMorgan Mortgage Trust 01/24/20 613,894 104.41 641
621
JPMorgan Mortgage Trust 01/24/20 273,398 10 2 . 04 279
276
JPMorgan Mortgage Trust 01/28/20 125,214 101.43 127
127
JPMorgan Mortgage Trust 01/28/20 520,590 10 4 . 31 543
525
JPMorgan Mortgage Trust 01/30/20 381,621 101.12 386
388
JPMorgan Mortgage Trust 07/15/20 678,313 103.97 705
706
JPMorgan Mortgage Trust 07/21/20 438,135 107.15 469
451
JPMorgan Mortgage Trust 08/20/20 275,233 105.62 291
282
JPMorgan Mortgage Trust 10/28/20 254,061 103.24 262
259
JPMorgan Mortgage Trust 11/10/20 169,608 102.91 175
171
JPMorgan Mortgage Trust 01/19/21 394,982 103.42 408
395
JPMorgan Mortgage Trust 01/28/21 1,000,000 99.75 998
1,001
JPMorgan Mortgage Trust 05/21/21 273,176 101.05 276
273
Kraft Heinz Foods Co. 06/15/20 311,000 125.59 391
472
Ladder Capital Finance Holdings LLLP 01/06/21 251,000 100.13 251
253
LCM 28, Ltd. 10/16/18 500,000 100.00 500
500
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 813,000 102.05 830
854
LCPR Senior Secured Financing Designated Activity Co. 03/23/21 735,000 100.00 735
741
Live Nation Entertainment, Inc. 04/08/20 493,000 98.40 485
503
Lloyds Banking Group PLC 07/06/18 255,000 106.85 272
365
Lloyds Banking Group PLC 05/11/20 211,000 106.02 224
295
Loanpal Solar Loan, Ltd. 03/05/21 5,651 99.99 6
6
LPL Holdings, Inc. 11/12/20 231,000 102.37 236
238
Lukoil International Finance BV 07/08/21 311,000 105.14 327
325
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
250
Magic Mergeco , Inc. 04/09/21 249,000 100.00 249
251
Magic Mergeco , Inc. 04/09/21 464,000 100.00 464
469
Magnum Holdings, Inc. 10/27/21 415,000 100.00 415
426
Marks & Spencer PLC 09/27/18 204,000 108.50 221
244
Marlette Funding Trust 11/06/18 901,368 99.99 901
903
Marlette Funding Trust 04/24/19 429,564 99.98 429
432
Marlette Funding Trust 04/26/21 900,000 99.98 900
895
Match Group, Inc. 03/03/21 432,000 103.90 449
449
Mattamy Group Corp. 04/29/20 627,000 90.29 566
636
Mauser Packaging Solutions Holding Co. 04/15/21 145,000 97.56 141
140
Mclaren Finance PLC 09/02/21 200,000 100.73 201
200
MEG Energy Corp. 01/16/20 800,000 94.09 753
840
Meituan 01/05/21 276,000 101.70 281
266
Mello Mortgage Capital Acceptance 01/24/20 932,092 105.23 981
937
Mello Warehouse Securitization Trust 01/29/21 550,000 100.00 550
548
Midas OpCo Holdings LLC 08/12/21 401,000 100.00 401
408
Midcap Financial Issuer Trust 04/21/21 874,000 103.47 904
907
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
172
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 648,000 100.84 653
705
Millennium Escrow Corp. 07/15/21 672,000 101.57 683
683
Minerals Technologies, Inc. 03/03/21 431,000 104.18 449
444
ModivCare , Inc. 08/10/21 259,000 100.00 259
263
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
189
Molina Healthcare, Inc. 06/09/21 455,000 102.92 468
469
Mondelez International, Inc. 08/09/21 240,000 104.12 250
248
MoneyGram International, Inc. 07/14/21 397,000 100.99 401
398
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.14 1,507
1,452
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.67 234
229
Morgan Stanley Capital I Trust 06/05/19 377,000 87.08 328
340
Morgan Stanley Capital I Trust 06/20/19 124,536 96.13 120
6
Morocco Government International Bond 03/02/15 250,000 110.70 277
277
Mosaic Solar Loan Trust 11/27/18 186,390 98.39 183
197
Mosaic Solar Loan Trust 11/27/18 244,624 98.95 242
262
Mosaic Solar Loan Trust 06/12/20 330,690 99.98 331
344
Mosaic Solar Loan Trust 03/10/21 921,144 99.41 916
916

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
328 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Mosaic Solar Loan Trust 03/24/21 376,680 100.15 377
378
Mosaic Solar Loan Trust 06/15/21 532,601 99.49 530
529
Motiva Enterprises LLC 09/04/20 230,000 119.76 275
289
Mozambique International Bond 12/20/13 1,279,000 93.72 1,199
1,084
Mozart Debt Merger Sub, Inc. 09/30/21 469,000 100.00 469
476
MRCD Mortgage Trust 12/05/19 120,000 95.41 114
118
MSCI, Inc. 01/28/21 350,000 106.22 372
366
Nabors Industries, Inc. 01/07/20 103,000 101.44 104
98
Nabors Industries, Inc. 01/07/20 466,000 91.96 429
452
Nationstar Mortgage Holdings, Inc. 01/28/21 354,000 105.13 372
370
Navient Private Education Refi Loan Trust 11/03/20 366,216 99.99 366
367
Navient Private Education Refi Loan Trust 01/19/21 450,000 99.96 450
448
Neiman Marcus Group, Inc. 03/19/21 982,000 102.13 1,003
1,031
Nestle Holdings, Inc. 01/28/21 330,000 100.06 330
327
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.48 492
500
Neuberger Berman CLO, Ltd. 03/24/21 500,000 100.00 500
501
Neuberger Berman CLO, Ltd. 08/17/21 800,000 100.00 800
797
New Enterprise Stone & Lime Co., Inc. 09/29/21 459,000 100.00 459
463
New Enterprise Stone & Lime Co., Inc. 09/29/21 575,000 108.44 624
617
New Residential Investment Corp. 02/18/21 373,000 99.61 372
373
News Corp. 05/12/21 455,000 100.89 459
462
NGL Energy Operating LLC 01/25/21 704,000 103.21 727
714
NGPL PipeCo LLC 10/24/19 263,000 105.28 277
295
Nielsen Holdings PLC 02/18/21 350,000 106.21 372
364
Nigeria Government International Bond 06/29/18 500,000 95.35 477
510
NMI Holdings, Inc. 08/16/21 409,000 112.96 462
470
Nordea Bank Abp 09/10/21 314,000 105.95 333
331
Northwest Fibers, Inc. 12/08/20 463,000 111.43 516
509
Northwest Fibers, Inc. 02/09/21 241,000 100.00 241
231
Northwest Fibers, Inc. 09/30/21 244,000 100.00 244
238
Novelis Corp. 07/26/21 84,000 100.00 84
82
Novelis Corp. 07/26/21 82,000 100.00 82
82
NTT Finance Corp. 07/08/21 333,000 100.04 333
333
NYACK Park CLO, Ltd. 09/02/21 1,500,000 100.00 1,500
1,500
Oaktree CLO, Ltd. 05/17/21 250,000 99.02 248
247
Oaktree CLO, Ltd. 05/27/21 1,000,000 100.00 1,000
1,000
Oaktree CLO, Ltd. 08/25/21 1,500,000 100.00 1,500
1,500
Octagon Investment Partners 48, Ltd. 08/19/20 500,000 100.00 500
500
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.33 246
250
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 97.27 486
499
OHA Credit Partners XVI, Ltd. 08/18/21 1,600,000 100.00 1,600
1,600
Olympus Water US Holding Corp. 09/21/21 673,000 100.00 673
662
Olympus Water US Holding Corp. 09/21/21 250,000 100.00 250
249
Onslow Bay Financial LLC 01/15/20 203,053 101.73 207
205
Open Text Corp. 01/28/21 364,000 102.27 372
367
Open Text Holdings, Inc. 08/16/21 451,000 104.36 471
458
Organon Finance 1 LLC 04/08/21 313,000 100.00 313
323
Oschadbank Via SSB #1 PLC 09/02/15 253,750 73.29 186
272
OT Merger Corp. 10/07/21 466,000 100.00 466
459
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 94.11 137
146
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/11/21 197,000 100.00 197
193
Outfront Media Capital LLC / Outfront Media Capital Corp. 01/28/21 358,000 102.90 368
365
Palmer Square CLO, Ltd. 08/19/21 2,450,000 100.00 2,450
2,450
Palmer Square CLO, Ltd. 10/29/21 500,000 100.00 500
500
Palmer Square Loan Funding, Ltd. 09/21/21 2,0 00,000 100.00 2,0 00
2,000
Panasonic Corp. 09/13/21 318,000 104.86 333
330
Par Pharmaceutical, Inc. 03/14/19 568,000 100.00 568
573
Paraguay Government International Bond 08/04/14 551,000 100.00 551
663
Parkland Fuel Corp. 10/24/19 108,000 104.81 113
114
Parkland Fuel Corp. 06/09/21 456,000 101.59 463
459
Peninsula Pacific Entertainment LLC 11/13/20 229,000 105.37 241
244
Performance Food Group Co. 03/03/21 424,000 105.23 446
442
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
1,028
PetSmart LLC 01/29/21 1,000,000 100.00 1,000
1,081

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 329
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
PIC AU Holdings LLC / PIC AU Holdings Corp. 01/25/21 546,000 94.12 514
558
Pike Corp. 09/13/21 469,000 102.22 479
477
Pilgrim's Pride Corp. 03/03/21 415,000 107.16 445
438
Plastipak Holdings, Inc. 08/05/20 700,000 100.38 703
713
POSCO 01/04/21 272,000 101.95 277
276
Post Holdings, Inc. 03/09/18 219,000 100.53 220
227
Post Holdings, Inc. 10/24/19 129,000 105.87 137
137
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 95.44 458
480
Primose Funding LLC 03/30/21 982,500 101.97 1,002
1,018
Prosus NV 12/02/20 254,000 108.65 276
261
Providence Service Corp. (The) 01/28/21 350,000 106.00 371
368
Provident Funding Mortgage Trust 08/05/21 1,482,164 101.80 1,509
1,489
Provincia de Buenos Aires 08/27/21 333,959 45.91 153
148
PTC, Inc. 03/03/21 321,000 103.34 332
325
Radiate Holdco LLC 09/11/20 451,000 100.00 451
458
Radnor RE, Ltd. 06/18/21 500,000 100.00 500
495
RCKT Mortgage Trust 02/06/20 367,148 100.77 370
370
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.18 276
282
Realogy Group LLC / Realogy Co-Issuer Corp. 08/22/19 224,000 94.07 211
245
Reliance Industries, Ltd. 10/07/21 305,000 107.92 329
328
Rent-A-Center, Inc. 02/04/21 101,000 100.00 101
106
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/03/21 106,000 103.60 110
108
RLJ Lodging Trust 06/10/21 174,000 100.00 174
176
Roche Holdings, Inc. 08/06/21 147,000 99.95 147
146
Rockcliff Energy II LLC 09/28/21 256,000 100.00 256
263
Rockies Express Pipeline LLC 05/06/20 650,000 91.80 597
692
Royal Caribbean Cruises, Ltd. 08/11/21 626,000 100.00 626
638
SABIC Capiral II BV 04/07/20 217,000 100.46 218
229
Santander UK PLC 05/01/19 148,000 101.97 151
159
Saudi Arabian Oil Co. 04/09/19 200,000 98.62 197
230
Saudi Arabian Oil Co. 04/07/20 281,000 99.12 279
292
Saudi Government International Bond 03/09/20 600,000 92.49 555
627
Scientific Games International, Inc. 05/22/20 164,000 85.81 141
185
Sealed Air Corp. 10/26/16 200,000 106.77 214
256
Sealed Air Corp. 10/24/19 339,000 105.72 358
365
Seaspan Corp. 07/09/21 669,000 100.00 669
676
Sequoia Mortgage Trust 01/09/19 24,965 100.17 25
25
Sequoia Mortgage Trust 09/17/19 158,699 101.80 162
160
Sequoia Mortgage Trust 10/08/19 92,452 101.37 94
93
Sequoia Mortgage Trust 11/14/19 1,200,000 102.97 1,236
1,208
SESI LLC 06/17/19 341,000 90.16 307
68
Silver Creek CLO, Ltd. 08/06/19 250,000 99.49 249
250
Sirius XM Holdings, Inc. 08/02/21 142,000 100.00 142
142
Sirius XM Holdings, Inc. 08/02/21 627,000 100.00 627
602
SK Hynix, Inc. 03/09/21 320,000 100.01 320
318
Sky, Ltd. 08/09/21 303,000 108.36 328
326
Societe Generale SA 02/05/20 266,000 105.02 279
286
SoFi Alternative Trust 12/18/19 481,655 100.47 484
491
SoFi Consumer Loan Program Trust 11/05/18 1,000,000 99.98 1,000
1,027
SoFi Consumer Loan Program Trust 11/27/18 425,000 99.75 424
434
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.97 500
511
SoFi Professional Loan Program LLC 10/30/18 400,000 95.31 381
415
SoFi Professional Loan Program LLC 10/30/18 500,000 95.71 479
517
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
617
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
1,012
SoFi Professional Loan Program Trust 11/27/18 424,000 97.25 412
439
SoFi Professional Loan Program Trust 11/27/18 425,000 98.95 421
441
SoFi Professional Loan Program Trust 03/15/19 850,000 100.38 853
879
SoFi Professional Loan Program Trust 05/14/20 600,000 99.93 600
616
SoFi Professional Loan Program Trust 08/30/21 43,000 1,688.11 726
726
SolarCity Corp. 10/26/18 1,000,000 100.27 1,003
979
Sonic Automotive, Inc. 10/15/21 220,000 100.00 220
221
Sonic Automotive, Inc. 10/15/21 126,000 100.00 126
126
Sonic Capital LLC 01/15/20 543,583 100.00 544
569

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
330 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Sonic Capital LLC 07/29/21 599,500 100.00 599
591
Southeast Supply Header LLC 10/12/21 455,000 103.94 473
474
Sri Lanka Government International Bond 08/02/19 500,000 99.89 499
312
Standard Chartered PLC 10/14/16 415,000 122.61 507
575
Standard Chartered PLC 10/01/19 174,000 104.21 181
187
Staples, Inc. 02/09/21 725,000 101.78 738
733
Staples, Inc. 04/19/21 839,000 103.21 866
801
State Bank of India 01/06/20 262,000 104.72 274
283
Stericycle, Inc. 01/28/21 366,000 102.63 376
361
Suncor Energy Ventures Corp. 03/01/19 81,000 100.18 81
81
Sunnova Helios Issuer LLC 11/20/20 345,646 99.97 346
349
Sunnova Sol III Issuer LLC 06/11/21 889,388 99.96 889
881
Sunrun Xanadu Issuer 05/31/19 492,656 99.99 493
522
Superior Plus Corp. 03/01/21 217,000 100.00 217
222
Sura Asset Management SA 12/02/20 246,000 110.97 273
266
Sylvamo Corp 08/20/21 559,000 100.00 559
562
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
501
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.73 484
500
Team Health Holdings, Inc. 02/07/19 284,000 88.22 251
251
Telecom Italia Capital SA 12/06/19 219,000 104.57 229
233
Teleflex, Inc. 01/28/21 357,000 104.95 375
367
Telesat Canada / Telesat LLC 06/09/21 462,000 100.26 463
431
Tencent Holdings, Ltd. 01/04/21 263,000 105.24 277
275
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
513
Tenet Healthcare Corp. 09/01/20 350,000 100.00 350
367
Terraform Global Operating LLC 04/16/20 273,000 100.00 273
280
Terrier Media Buyer, Inc. 12/12/19 754,000 99.06 747
797
Tervita Corp. 03/03/21 245,000 108.19 265
282
Tesla Auto Lease Trust 07/30/20 550,000 100.00 550
560
Texas Eastern Transmission, LP 12/05/19 271,000 102.81 279
291
Textainer Marine Containers VII, Ltd. 03/24/21 912,000 99.98 912
913
TransDigm , Inc. 03/26/20 869,000 100.20 871
907
TransDigm , Inc. 04/02/20 245,000 100.00 245
261
Transocean Guardian, Ltd. 04/28/21 50,920 94.19 48
50
Transocean Poseidon, Ltd. 04/26/21 47,000 94.90 45
47
Transocean, Inc. 04/26/21 246,000 73.24 180
198
Transocean, Inc. 04/26/21 503,000 76.80 386
415
Transocean, Inc. 06/29/21 363,000 84.47 307
277
Trident TPI Holdings, Inc. 12/13/19 673,000 100.22 674
704
Triton Container International, Ltd. 02/19/21 475,208 99.82 474
467
Triumph Group, Inc. 09/09/19 704,000 101.20 712
703
Uber Technologies, Inc. 11/12/20 227,000 104.42 237
244
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 2,600,000 79.55 2,068
1,956
UBS-Barclays Commercial Mortgage Trust 02/14/20 80,000 101.30 81
71
UBS-Barclays Commercial Mortgage Trust 02/14/20 14 0,000 9 3 . 57 131
92
Ukraine Government International Bond 04/23/15 195,000 38.76 76
205
Ukreximbank Via Biz Finance PLC 03/12/15 1,516,750 88.66 1,345
1,505
UniCredit SpA 05/08/20 205,000 105.69 217
247
UniCredit SpA 09/20/21 325,000 101.87 331
327
Unifrax Escrow Issuer Corp. 09/15/21 198,000 100.00 198
197
United Airlines, Inc. 04/14/21 187,000 100.00 187
193
United Airlines, Inc. 04/14/21 195,000 100.00 195
201
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/10/20 56,000 99.60 56
57
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 12/11/20 31,000 105.66 33
33
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 06/09/21 453,000 100.87 457
458
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC 04/06/21 270,000 100.00 270
271
Univision Communications, Inc. 06/04/20 353,000 100.00 353
382
US Foods, Inc. 03/03/21 448,000 101.57 455
453
UWM Mortgage Trust 05/27/21 959,015 100.54 964
960
Vector Group, Ltd. 03/03/21 433,000 104.28 452
431
Venture 33 CLO, Ltd. 02/11/21 1,000,000 100.00 1,000
997
Venture Global Calcasieu Pass LLC 07/29/21 236,000 100.00 236
240
Venture Global Calcasieu Pass LLC 07/29/21 269,000 100.00 269
278
Venture XX CLO, Ltd. 11/27/18 250,000 99.58 249
250

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 331
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Veritas US, Inc. / Veritas Bermuda, Ltd. 08/13/20 700,000 100.00 700
725
Verizon Communications, Inc. 11/02/20 267,000 100.98 270
263
Vermilion Energy, Inc. 07/22/19 296,000 98.81 292
298
Verus Securitization Trust 02/08/21 1,000,000 99.99 1,000
995
VICI Properties, LP / VICI Note Co., Inc. 01/28/21 354,000 104.35 369
372
Vistra Operations Co. LLC 04/29/21 443,000 103.64 459
454
Volkswagen Group of America Finance LLC 08/04/21 320,000 103.83 332
331
Warrior Met Coal, Inc. 12/10/19 953,000 101.59 968
958
Weatherford International, Ltd. 09/21/21 259,000 100.00 259
274
Weatherford International, Ltd. 10/14/21 644,000 100.00 644
661
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 84.99 331
339
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.05 520
519
Wells Fargo Commercial Mortgage Trust 11/08/19 710,000 84.02 597
636
Wells Fargo Mortgage Backed Securities Trust 02/14/20 31,555 100.84 32
32
Wells Fargo Mortgage Backed Securities Trust 08/10/20 247,374 103.18 255
251
Wells Fargo Mortgage Backed Securities Trust 09/17/20 399,772 102.43 409
404
Wells Fargo Mortgage Backed Securities Trust 03/12/21 904,773 101.46 918
904
Wells Fargo Re-REMIC Trust 10/16/19 210,000 89.36 188
197
Wendy's Co. (The) 06/15/21 1,047,375 100.00 1,047
1,067
Wendy's Funding LLC 03/26/19 481,250 98.95 476
508
Westlake Automobile Receivables Trust 06/08/21 500,000 100.00 500
496
WFRBS Commercial Mortgage Trust 05/14/19 940,000 82.66 777
840
WFRBS Commercial Mortgage Trust 05/14/19 330 ,000 8 6 . 97 287
285
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.21 742
729
WFRBS Commercial Mortgage Trust 02/23/21 2,077,000 83.30 1,730
1,847
WFRBS Commercial Mortgage Trust 03/19/21 1,500,000 85.50 1,282
1,321
Williams Scotsman International, Inc. 01/28/21 359,000 103.56 372
371
Windstream Escrow LLC 10/09/20 391,000 101.75 398
414
Woodward Capital Management LLC 03/11/21 187,851 101.75 191
188
XPO Logistics, Inc. 04/23/20 598,000 100.70 602
630
YPF SA 08/15/18 92,947 55.21 59
69
YPF SA 08/15/18 194,950 81.04 158
109
ZF NA Capital, Inc. 05/04/20 321,000 95.06 305 345
309,699
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 559 AUD 75,382 12/21
(3,940)
Canadian 10 Year Government Bond Futures 298 CAD 42,003 12/21
(1,037)
Euro- Bobl Futures 18 EUR 2,407 12/21
(39)
Euro-Bund Futures 14 EUR 2,354 12/21
(67)
Euro-Schatz Futures 18 EUR 2,015 12/21
(6)
Long Gilt Futures 13 GBP 1,624 12/21
(71)
United States 2 Year Treasury Note Futures 60 USD 13,155 12/21
(56)
United States 5 Year Treasury Note Futures 397 USD 48,335 12/21
(691)
United States 10 Year Treasury Note Futures 624 USD 81,559 12/21
(1,385)
United States 10 Year Ultra Treasury Note Futures 74 USD 10,732 12/21
(144)
United States Treasury Long Bond Futures 65 USD 10,455 12/21
(89)
United States Treasury Ultra Bond Futures 71 USD 13,945 12/21 67
Short Positions

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
332 Opportunistic Credit Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Euro-Bund Futures 313 EUR 52,622 12/21
1,520
Long Gilt Futures 211 GBP 26,358 12/21
1,162
United States 2 Year Treasury Note Futures 190 USD 41,657 12/21
170
United States 5 Year Treasury Note Futures 86 USD 10,471 12/21
50
United States 10 Year Treasury Note Futures 123 USD 16,076 12/21
234
United States 10 Year Ultra Treasury Note Futures 41 USD 5,946 12/21
47
United States Treasury Long Bond Futures 75 USD 12,063 12/21
95
United States Treasury Ultra Bond Futures 53 USD 10,410 12/21 (38)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,218)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 484 AUD 641
12/09/21
(2)
Bank of America USD 3,128 MXN 63,139
12/09/21
(78)
Bank of America USD 135 NOK 1,120
12/09/21
(2)
Bank of America USD 7,867 NOK 68,782
12/09/21
272
Bank of America USD 2 PLN 9
12/09/21
—
Bank of America USD 7,547 RUB 558,929
12/09/21
274
Bank of America USD 52 SGD 70
12/09/21
—
Bank of America USD 70 THB 2,330
12/09/21
—
Bank of America USD 419 TRY 3,852
12/09/21
(26)
Bank of America USD 472 TRY 4,585
12/09/21
(4)
Bank of America USD 7,281 TRY 63,227
12/09/21
(822)
Bank of America USD 39 ZAR 596
12/09/21
—
Bank of America USD 3,191 ZAR 46,275
12/09/21
(175)
Bank of America AUD 84 USD 60
12/09/21
(3)
Bank of America AUD 15,272 USD 11,318
12/09/21
(172)
Bank of America CAD 2,588 USD 2,100
11/18/21
9
Bank of America EUR 630 USD 745
12/15/21
16
Bank of America GBP 300 USD 415
12/15/21
5
Bank of America MXN 201 USD 10
12/09/21
—
Bank of America MXN 475 USD 23
12/09/21
—
Bank of America NOK 97,616 USD 11,287
12/09/21
(265)
Bank of America PLN 238 USD 60
12/09/21
—
Bank of America PLN 12,064 USD 3,175
12/09/21
154
Bank of America RUB 6,937 USD 94
12/09/21
(3)
Bank of America RUB 28,726 USD 405
12/09/21
3
Bank of America SGD 44 USD 32
12/09/21
—
Bank of America SGD 4,195 USD 3,123
12/09/21
12
Bank of America THB 3,561 USD 105
12/09/21
(3)
Bank of America THB 101,593 USD 3,127
12/09/21
67
Bank of America ZAR 939 USD 62
12/09/21
1
Bank of Montreal USD 41 EUR 35
12/15/21
(1)
Bank of Montreal USD 3,007 NOK 26,250
12/15/21
100
Bank of Montreal EUR 5,887 USD 6,966
12/15/21
154
Bank of Montreal GBP 657 USD 903
12/15/21
3
Bank of Montreal SEK 30,500 USD 3,538
12/15/21
(15)
Bank of New York EUR 5,887 USD 6,967
12/15/21
155
Bank of New York GBP 657 USD 904
12/15/21
5
BNP Paribas USD 417 CAD 517
11/18/21
—
Citigroup USD 339 CHF 309
12/09/21
(1)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 333
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 2,791 EUR 2,388
12/09/21
(28)
Citigroup USD 1,859 GBP 1,345
12/09/21
(19)
Citigroup USD 2,782 GBP 2,016
12/09/21
(23)
Citigroup USD 19 NZD 28
12/09/21
1
Citigroup USD 7,920 NZD 11,138
12/09/21
57
Citigroup CHF 330 USD 354
12/09/21
(7)
Citigroup CHF 17,274 USD 18,921
12/09/21
35
Citigroup EUR 29 USD 33
12/09/21
—
Citigroup EUR 1,883 USD 2,238
12/09/21
60
Citigroup GBP 2,025 USD 2,718
12/09/21
(53)
Citigroup NZD 371 USD 267
12/09/21
2
JPMorgan Chase USD 489 CAD 606
11/18/21
—
JPMorgan Chase USD 14,847 JPY 1,636,900
12/15/21
(478)
JPMorgan Chase USD 3,020 NOK 26,250
12/15/21
87
JPMorgan Chase CHF 966 USD 1,050
11/18/21
(5)
JPMorgan Chase EUR 23,492 USD 27,371
11/18/21
205
JPMorgan Chase EUR 5,887 USD 6,971
12/15/21
159
JPMorgan Chase GBP 9,623 USD 13,299
11/18/21
129
JPMorgan Chase GBP 657 USD 905
12/15/21
5
JPMorgan Chase SEK 30,500 USD 3,547
12/15/21
(6)
Royal Bank of Canada USD 186 CAD 237
12/09/21
6
Royal Bank of Canada USD 18,900 CAD 23,789
12/09/21
324
Royal Bank of Canada USD 3,020 NOK 26,250
12/15/21
86
Royal Bank of Canada CAD 760 USD 616
12/09/21
2
Royal Bank of Canada EUR 5,887 USD 6,972
12/15/21
160
Royal Bank of Canada GBP 657 USD 905
12/15/21
5
Royal Bank of Canada SEK 30,500 USD 3,546
12/15/21
(7)
Standard Chartered USD 3,018 NOK 26,250
12/15/21
88
Standard Chartered EUR 5,887 USD 6,969
12/15/21
157
Standard Chartered GBP 657 USD 905
12/15/21
5
Standard Chartered SEK 30,500 USD 3,547
12/15/21
(7)
State Street USD 212 BRL 1,163
12/09/21
(8)
State Street USD 219 BRL 1,238
12/09/21
(1)
State Street USD 7,498 BRL 39,508
12/09/21
(549)
State Street USD 46 EUR 40
12/15/21
—
State Street USD 75 EUR 65
12/15/21
—
State Street USD 87 EUR 75
12/15/21
—
State Street USD 13 GBP 10
12/15/21
—
State Street USD 55 GBP 40
12/15/21
—
State Street USD 96 HKD 743
12/09/21
—
State Street USD 10,447 JPY 1,168,589
12/09/21
(191)
State Street USD 39 MYR 165
12/09/21
—
State Street USD 4,453 MYR 18,569
12/09/21
18
State Street USD 175 SEK 1,494
12/09/21
(1)
State Street USD 54 TWD 1,503
12/09/21
—
State Street CZK 727 USD 33
12/09/21
—
State Street CZK 1,160 USD 53
12/09/21
1
State Street CZK 96,119 USD 4,481
12/09/21
159
State Street EUR 45 USD 53
12/15/21
1
State Street GBP 1,242 USD 1,703
11/18/21
3
State Street GBP 55 USD 76
12/15/21
1
State Street GBP 1,317 USD 1,810
12/15/21
7

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
334 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street HKD 596 USD 77
12/09/21
—
State Street HKD 58,593 USD 7,541
12/09/21
10
State Street JPY 548,023 USD 4,986
12/09/21
176
State Street JPY 620,566 USD 5,474
12/09/21
28
State Street MYR 399 USD 96
12/09/21
—
State Street SEK 68,081 USD 7,757
12/09/21
(174)
State Street TWD 544 USD 20
12/09/21
—
State Street TWD 210,181 USD 7,641
12/09/21
75
UBS USD 5 COP 19,792
12/09/21
—
UBS USD 4,521 COP 17,143,712
12/09/21
20
UBS USD 87 KRW 101,363
12/09/21
(1)
UBS USD 71 PHP 3,604
12/09/21
—
UBS COP 466,858 USD 124
12/09/21
—
UBS EUR 161 USD 187
12/15/21
1
UBS KRW 83,275 USD 70
12/09/21
(1)
UBS KRW 5,180,960 USD 4,470
12/09/21
64
UBS PHP 6,852 USD 133
12/09/21
(2)
UBS PHP 221,257 USD 4,415
12/09/21
43
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) 277
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Goldman Sachs
Purchase
USD 36,200 (1.000%)
(2)
12/20/26
1,256
192 1,448
CDX NA Investment Grade
Index Goldman Sachs Purchase USD 35,900 (1.000%)
(2)
12/20/26
(851)
(41) (892)
Total Open Credit Indices Contracts (å)
405
151 556

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 335
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 42, 28 9 $ —
$ —
$ 42, 28 9 5 . 8
Corporate Bonds and Notes — 210, 609 12
—
210, 621 28. 6
International Debt — 201, 916 —
—
201, 916 2 7 . 4
Loan Agreements — — —
—
— —
*
Mortgage-Backed Securities — 93,236 —
—
93,236 12. 7
Non-US Bonds — 79,586 —
—
79,586 1 0 . 8
United States Government Treasuries — 1,057 —
—
1,057 0.1
Common Stocks
Consumer Discretionary — — —
—
— —
*
Energy 828 — 206
—
1,034 0.1
Financial Services — — —
—
— —
*
Materials and Processing — — 4,488
—
4,488 0.6
Producer Durables — 490 2,046
—
2,536 0.4
Technology — — —
—
— —
*
Preferred Stocks — — 3,375 — 3,375 0.5
Warrants and Rights — 69 — — 69 —
*
Short-Term Investments — 4,684 113 75,704 80,501 10.9
Total Investments 828 633,936 10,240 75,704 720,708 97.9
Other Assets and Liabilities, Net
2.1
100.0
Other Financial Instruments
Assets
Futures Contracts 3,3 45 — — — 3,3 45 0. 5
Foreign Currency Exchange Contracts — 3,4 10 — — 3,4 10 0. 5
Credit Default Swap Contracts — 1,448 — — 1,448 0.2
A
Liabilities
Futures Contracts (7,563) — — — (7,56 3 ) (1.0)
Foreign Currency Exchange Contracts — (3,13 3 ) — — (3,13 3 ) (0. 4 )
Credit Default Swap Contracts — (892) — — (892) (0.1)
Total Other Financial Instruments
**
$ (4,218) $ 833 $ — $ — $ (3,385)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
336 Opportunistic Credit Fund
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Fair Value ($)
Long-Term Fixed Income Investments
Corporate Bonds and Notes Other* $ 12
Common Stocks
Energy Other* 206
Materials and Processing Discounted cash flow*** Discount rate** 12.7% 4,488
Market approach*** EBITDA multiple**** 5.0x
Discount to guideline 16.7%
comparables
Producer Durables Discounted cash flow*** Discount rate** 10.7% 2,046
Market approach*** EBITDA multiple**** 4.0x
Discount to guideline 27.3%
comparables
Preferred Stocks
Producer Durables Market approach EBITDA multiple**** 10.1x 3,375
Discount to guideline 31.1%
comparables
Short-Term Investments Other* 113
Total Investments $ 10,240
*     Level 3 investments with a listed Valuation Technique of "Other" for the period ended October 31, 2021 were less than 1% of net assets.
** The discount rates were determined by calculating the weighted average cost of capital for the companies.
***  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
**** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 337
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended October 31, 2021 were as follows:
Category and Subcategory
Beginning
Balance of
11/01/2020
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
10/31/2021
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
10/31/2021
Long-Term Fixed Income
Investments
Asset Backed Securities $ 104 $ 68 $ 298 $ — $ — $ — $ — $ 126 $ — $ —
Corporate Bonds and Notes — — — — — — — 12 12 12
Loan Agreements 39 — — — — — 37 (2) — —
Common Stocks
Energy — — — — — — — 206 206 206
Materials and Processing 3,265 — — — — — — 1,223 4,488 1,223
Producer Durables 1,504 — — — — — — 542 2,046 542
Preferred Stocks 2,774 — — — — — — 601 3,375 601
Short-Term Investments
7 — — — — 107 — (1) 113 (1)
Total Investments
$ 7,693 68 $ 298 $ — $ — $ 107 $ 37 $ 2,707 $ 10,240 $ 2,583
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ......................................................................
4,487
Australia .......................................................................
1,103
Austria ..........................................................................
889
Azerbaijan ....................................................................
849
Bahrain .........................................................................
3,811
Belarus ..........................................................................
1,100
Bermuda .......................................................................
5,173
Brazil ............................................................................
7,956
Canada ..........................................................................
13,701
Cayman Islands .............................................................
26,173
Chile .............................................................................
3,064
China ............................................................................
4,149
Colombia .......................................................................
4,275
Costa Rica .....................................................................
3,232
Czech Republic .............................................................
476
Denmark .......................................................................
3,430
Dominican Republic .....................................................
2,026
Ecuador ........................................................................
1,790
Egypt ............................................................................
3,216
El Salvador ...................................................................
1,567
Ethiopia ........................................................................
811
Finland .........................................................................
1,724
France ...........................................................................
13,487
Gabon ...........................................................................
530
Germany .......................................................................
14,036

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
338 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Ghana ...........................................................................
961
Honduras ......................................................................
521
India .............................................................................
2,607
Indonesia ......................................................................
5,106
Iraq ...............................................................................
790
Ireland ..........................................................................
4,563
Italy ..............................................................................
11,640
Japan ............................................................................
1,317
Jersey ............................................................................
1,862
Jordan ...........................................................................
1,763
Kazakhstan ...................................................................
1,339
Kenya ............................................................................
1,285
Lebanon ........................................................................
223
Liberia ..........................................................................
845
Luxembourg ..................................................................
9,582
Malaysia ........................................................................
3,088
Marshall Islands ...........................................................
676
Mauritius ......................................................................
426
Mexico ..........................................................................
15,345
Mongolia .......................................................................
371
Morocco ........................................................................
1,270
Mozambique ..................................................................
1,084
Netherlands ..................................................................
9,388
Nigeria ..........................................................................
751
Norway ..........................................................................
769
Oman ............................................................................
2,901
Pakistan ........................................................................
2,751
Panama .........................................................................
454
Paraguay .......................................................................
663
Peru ..............................................................................
1,246
Philippines ....................................................................
720
Puerto Rico ...................................................................
280
Qatar .............................................................................
826
Russia ...........................................................................
1,196
Saudi Arabia .................................................................
4,435
Senegal .........................................................................
248
Singapore ......................................................................
437
South Africa ..................................................................
5,170
South Korea ..................................................................
594
Spain .............................................................................
5,276
Sri Lanka ......................................................................
1,389
Sweden ..........................................................................
1,083
Switzerland ...................................................................
267
Thailand ........................................................................
230
Trinidad and Tobago .....................................................
1,047
Tunisia ..........................................................................
824
Turkey ...........................................................................
7,490
Ukraine .........................................................................
3,502
United Arab Emirates ...................................................
1,939
United Kingdom ............................................................
24,883
United States .................................................................
444,558

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 339
Amounts in thousands
Country Exposure
Fair Value
$
Uzbekistan ....................................................................
931
Venezuela, Bolivarian Republic of ................................
773
Virgin Islands, British ...................................................
2,617
Zambia ..........................................................................
1,351
Total Investments .......................................................... 720,708

See accompanying notes which are an integral part of the financial statements.
340 Opportunistic Credit Fund
Russell Investment Company
Opportunistic Credit Fund
Fair Value of Derivative Instruments — October 31, 2021
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 3,410 $ —
Variation margin on futures contracts* — — 3,345
Credit default swap contracts, at fair value 1,448 — —
Total
$ 1,448 $ 3,410 $ 3,345
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 7,563
Unrealized depreciation on foreign currency exchange contracts — 3,133 —
Credit default swap contracts, at fair value 892 — —
Total
$ 892 $ 3,133 $ 7,563
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (1,947)
Credit default swap contracts 803 — —
Foreign currency exchange contracts — 4,684 —
Total
$ 803 $ 4,684 $ (1,947)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (3,704)
Credit default swap contracts 264 — —
Foreign currency exchange contracts — (590) —
Total
$ 264 $ (590) $ (3,704)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 341
Amounts in thousands
T
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 3,410 $ — $ 3,410
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,448 — 1,448
Total Financial and Derivative Assets
4,858 — 4,858
Financial and Derivative Assets not subject to a netting agreement
(1,448) — (1,448)
Total Financial and Derivative Assets subject to a netting agreement
$ 3,410 $ — $ 3,410
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 814 $ 784 $ 30 $ —
Bank of Montreal
257 16 — 241
Bank of New York
160 — — 160
Citigroup
154 130 — 24
JPMorgan Chase
585 91 — 494
Royal Bank of Canada
583 7 — 576
Standard Chartered
250 7 — 243
State Street
479 467 — 12
UBS
128 3 — 125
Total
$ 3,410 $ 1,505 $ 30 $ 1,875

Russell Investment Company
Opportunistic Credit Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
342 Opportunistic Credit Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 3,133 $ — $ 3,133
Credit Default Swap Contracts Credit default swap contracts, at fair value 892 — 892
Total Financial and Derivative Liabilities
4,025 — 4,025
Financial and Derivative Liabilities not subject to a netting agreement
(892) — (892)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 3,133 $ — $ 3,133
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 1,557 $ 784 $ — $ 773
Bank of Montreal 16 16 — —
Citigroup 130 130 — —
JPMorgan Chase 489 91 — 398
Royal Bank of Canada 7 7 — —
Standard Chartered 7 7 — —
State Street 924 467 457 —
UBS 3 3 — —
Total
$ 3,133 $ 1,505 $ 457 $ 1,171
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 343
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 732,830
Investments, at fair value(>) ...........................................................................................................................................................
720,708
Cash ............................................................................................................................................................................................... 39 , 902
Foreign currency holdings(^) ......................................................................................................................................................... 4,865
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 3,410
Receivables:
Dividends and interest ....................................................................................................................................................... 7,155
Dividends from affiliated funds .......................................................................................................................................... 4
Investments sold ................................................................................................................................................................ 1,699
Fund shares sold ................................................................................................................................................................ 514
Foreign capital gains taxes recoverable ............................................................................................................................. 5
From broker(a)(b)(c) ........................................................................................................................................................... 13,483
From custodian .................................................................................................................................................................. 6 , 411
Investments matured ( <) ..................................................................................................................................................... 1,189
Variation margin on futures contracts ................................................................................................................................. 501
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,448
Total assets .................................................................................................................................................
801 , 294
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 44 , 414
Due to broker (d)(e) ............................................................................................................................................................ 271
Investments purchased ...................................................................................................................................................... 10 , 741
Fund shares redeemed ....................................................................................................................................................... 206
Accrued fees to affiliates .................................................................................................................................................... 446
Other accrued expenses ..................................................................................................................................................... 199
Variation margin on futures contracts ................................................................................................................................. 4,712
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 3,133
Credit default swap contracts, at fair value(+) ................................................................................................................................ 892
Total liabilities .............................................................................................................................................
65 , 0 1 4
Net Assets ............................................................................................................................................................
$ 736,280

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
344 Opportunistic Credit Fund
3
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (61,916)
Shares of beneficial interest ...........................................................................................................................................................
777
Additional paid-in capital ..............................................................................................................................................................
797,419
Net Assets ............................................................................................................................................................
$ 736,280
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) .............................................................................................................................................
$ 9.43
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 9.80
Class A — Net assets ............................................................................................................................................................. $ 3,099,640
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 328,610
Net asset value per share: Class C(#) .............................................................................................................................................
$ 9.35
Class C — Net assets ............................................................................................................................................................. $ 2,685,979
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 287,156
Net asset value per share: Class M(#) ............................................................................................................................................
$ 9.47
Class M — Net assets ............................................................................................................................................................ $ 102,177,247
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 10,786,908
Net asset value per share: Class S(#) ..............................................................................................................................................
$ 9.48
Class S — Net assets ............................................................................................................................................................. $ 624,965,092
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 65,924,749
Net asset value per share: Class Y(#) .............................................................................................................................................
$ 9.47
Class Y — Net assets ............................................................................................................................................................. $ 3,351,770
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 353,869
Amounts in thousands
(^)     Foreign currency holdings - cost $ 4,897
(+)     Credit default swap contracts - premiums paid (received) $ 405
(<)     Investments matured - cost $ 10,325
(>)     Investments in affiliates, U.S. Cash Management Fund $ 75,704
(a)     Receivable from Broker for Futures $ 11,721
(b)     Receivable from Broker for Swaps $ 1,292
(c)     Receivable from Broker for Forwards $ 470
(d)     Due to Broker for Swaps $ 21
(e)     Due to Broker for Forwards $ 250
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 345
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 52
Dividends from affiliated funds ......................................................................................................................................... 37
Interest .............................................................................................................................................................................. 30,281
Less foreign taxes withheld ............................................................................................................................................... (12)
Total investment income ...............................................................................................................................................................
30,358
Expenses
Advisory fees .................................................................................................................................................................... 6,911
Administrative fees ........................................................................................................................................................... 333
Custodian fees ................................................................................................................................................................... 209
Distribution fees - Class A ................................................................................................................................................ 7
Distribution fees - Class C ................................................................................................................................................ 22
Transfer agent fees - Class A ............................................................................................................................................ 6
Transfer agent fees - Class C ............................................................................................................................................. 6
Transfer agent fees - Class M ............................................................................................................................................ 179
Transfer agent fees - Class S ............................................................................................................................................. 1,180
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 222
Registration fees ............................................................................................................................................................... 110
Shareholder servicing fees - Class C ................................................................................................................................. 7
Trustees’ fees .................................................................................................................................................................... 27
Printing fees ...................................................................................................................................................................... 88
Proxy fees ......................................................................................................................................................................... 33
Miscellaneous ................................................................................................................................................................... 17
Expenses before reductions .............................................................................................................................................. 9,357
Expense reductions ........................................................................................................................................................... (3,651)
Net expenses .................................................................................................................................................................................
5,706
Net investment income (loss) ........................................................................................................................................................
24,652
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 7,358
Investments in affiliated funds .......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (1,947)
Foreign currency exchange contracts ................................................................................................................................ 4,684
Credit default swap contracts ............................................................................................................................................ 803
Foreign currency-related transactions ............................................................................................................................... 356
Net realized gain (loss) ..................................................................................................................................................................
11,252
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... 23,74 6
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (3,704)
Foreign currency exchange contracts ................................................................................................................................ (590)
Credit default swap contracts ............................................................................................................................................ 264
Investment matured .......................................................................................................................................................... (3,080)
Foreign currency-related transactions ............................................................................................................................... (9 2 )
Net change in unrealized appreciation (depreciation) ................................................................................................................... 16,545
Net realized and unrealized gain (loss) ......................................................................................................................................... 27,797
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 52,449
**      Less than $500.

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
346 Opportunistic Credit Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 24,652 $ 26,223
Net realized gain (loss) ...................................................................................................................... 11,252 (17,178)
Net change in unrealized appreciation (depreciation) ....................................................................... 16,545 (15,923)
Net increase (decrease) in net assets from operations ............................................................................. 52,449 (6,878)
Distributions
To shareholders
Class A .......................................................................................................................................... (90) (172)
Class C .......................................................................................................................................... (70) (147)
Class E(1) ...................................................................................................................................... — (4)
Class M ......................................................................................................................................... (2,877) (3,214)
Class S ........................................................................................................................................... (18,596) (29,219)
Class Y .......................................................................................................................................... (230) (960)
Net decrease in net assets from distributions .......................................................................................... (21,863) (33,716)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 139,305 (100,647)
Total Net Increase (Decrease) in Net Assets ..........................................................................
169,891 (141,241)
Net Assets
Beginning of period .................................................................................................................................
566,389 707,630
End of period ..........................................................................................................................................
$ 736,280 $ 566,389

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 347
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021
2020
Shares
Dollars
Shares
Dollars
Class A
Proceeds from shares sold
91
$ 868
63
$ 579
Proceeds from reinvestment of distributions
10
90
19
172
Payments for shares redeemed
(82)
(773)
(271)
(2,493)
Net increase (decrease)
19
185
(189)
(1,742)
Class C
Proceeds from shares sold
40
368
52
472
Proceeds from reinvestment of distributions
7
70
16
147
Payments for shares redeemed
(88)
(817)
(135)
(1,207)
Net increase (decrease)
(41)
(379)
(67)
(588)
Class E(1)
Proceeds from shares sold
—
—
—
**
—
***
Proceeds from reinvestment of distributions
—
—
—
**
4
Payments for shares redeemed
—
—
(15)
(141)
Net increase (decrease)
—
—
(15)
(137)
Class M
Proceeds from shares sold
6,098
57,346
3,821
35,491
Proceeds from reinvestment of distributions
304
2,877
350
3,214
Payments for shares redeemed
(2,107)
(19,886)
(2,328)
(21,016)
Net increase (decrease)
4,295
40,337
1,843
17,689
Class S
Proceeds from shares sold
27,837
263,002
18,492
171,134
Proceeds from reinvestment of distributions
1,964
18,570
3,167
29,189
Payments for shares redeemed
(18,561)
(174,901)
(22,560)
(203,349)
Net increase (decrease)
11,240
106,671
(901)
(3,026)
Class Y
Proceeds from shares sold
311
2,92 2
500
4,352
Proceeds from reinvestment of distributions
24
23 0
103
960
Payments for shares redeemed
(1,138)
(10,661)
(12,484)
(118,155)
Net increase (decrease)
(803)
(7,509)
(11,881)
(112,843)
Total increase (decrease)
14,710
$ 139,305
(11,210)
$ (100,647)
**     Less than 500 shares.
***    Less than $500.
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Opportunistic Credit Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
348 Opportunistic Credit Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2021 8.95 .31 .46 .77 (.29) (.29)
October 31, 2020 9.50 .36 (.44) (.08) (.47) (.47)
October 31, 2019 9.30 .50 .19 .69 (.49) (.49)
October 31, 2018 10.03 .44 (.63) (.19) (.54) (.54)
October 31, 2017 9.69 .48 .21 .69 (.35) (.35)
Class C
October 31, 2021 8.89 .24 .44 .68 (.22) (.22)
October 31, 2020 9.43 .29 (.43) (.14) (.40) (.40)
October 31, 2019 9.24 .43 .18 .61 (.42) (.42)
October 31, 2018 9.97 .37 (.63) (.26) (.47) (.47)
October 31, 2017 9.64 .40 .22 .62 (.29) (.29)
Class M
October 31, 2021 8.99 .34 .4 6 .80 (.32) (.32)
October 31, 2020 9.54 .39 (.44) (.05) (.50) (.50)
October 31, 2019 9.33 .50 .23 .73 (.52) (.52)
October 31, 2018 10.07 .47 (.65) (.18) (.56) (.56)
October 31, 2017(3) 9.60 .31 .28 .59 (.12) (.12)
Class S
October 31, 2021 9.00 .34 .45 .79 (.31) (.31)
October 31, 2020 9.54 .39 (.44) (.05) (.49) (.49)
October 31, 2019 9.34 .53 .18 .71 (.51) (.51)
October 31, 2018 10.07 .47 (.64) (.17) (.56) (.56)
October 31, 2017 9.72 .50 .22 .72 (.37) (.37)
Class Y
October 31, 2021 8.99 .36 .44 .80 (.32) (.32)
October 31, 2020 9.54 .38 (.43) (.05) (.50) (.50)
October 31, 2019 9.33 .53 .20 .73 (.52) (.52)
October 31, 2018 10.07 .48 (.65) (.17) (.57) (.57)
October 31, 2017 9.72 .51 .22 .73 (.38) (.38)

See accompanying notes which are an integral part of the financial statements.
Opportunistic Credit Fund 349
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
9.43 8.65 3,100 1.60 1.08 3.33 51
8.95 (.90) 2,772 1.61 1.16 4.03 63
9.50 7.65 4,734 1.63 1.19 5.33 65
9.30 (2.01) 5,442 1.62 1.17 4.57 82
10.03 7.32 5,799 1.57 1.13 4.89 81
9.35 7.73 2,686 2.35 1.83 2.60 51
8.89 (1.54) 2,912 2.36 1.91 3.29 63
9.43 6.79 3,722 2.38 1.94 4.59 65
9.24 (2.73) 4,401 2.37 1.92 3.81 82
9.97 6.56 6,094 2.32 1.88 4.14 81
9.47 8.91 102,177 1.35 .78 3.61 51
8.99 (.58) 58,359 1.37 .86 4.36 63
9.54 8.06 44,339 1.38 .89 5.36 65
9.33 (1.82) 25,104 1.36 .87 4.83 82
10.07 6.20 33,399 1.33 .83 5.05 81
9.48 8.85 624,965 1.35 .83 3.56 51
9.00 (.52) 491,951 1.37 .91 4.30 63
9.54 7.89 530,369 1.38 .94 5.60 65
9.34 (1.76) 466,060 1.37 .92 4.79 82
10.07 7.64 643,262 1.32 .88 5.13 81
9.47 8.93 3,352 1.14 .75 3.81 51
8.99 (.56) 10,395 1.16 .83 4.16 63
9.54 8.09 124,322 1.18 .86 5.67 65
9.33 (1.89) 143,090 1.17 .84 4.88 82
10.07 7.72 421,474 1.13 .80 5.22 81

Russell Investment Company
Opportunistic Credit Fund
See accompanying notes which are an integral part of the financial statements.
350 Opportunistic Credit Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 364,995
Administration fees 30,153
Distribution fees 2,382
Shareholder servicing fees 574
Transfer agent fees 45,713
Trustee fees 2,203
$ 446,020
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 33,491 $ 604,233 $ 562,019 $ (2) $ 1 $ 75,704 $ 37 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 748,102,833 $ 36,018,957 $ (66,586,484) $ (30,567,527) $ 13,776,934 $ (45,011,455)
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 21,863,302 $ — $ — $ 33,715,662 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
352 Unconstrained Total Return Fund
I
Unconstrained Total Return Fund
-
Class A
‡
Total
Return
1 Year (2 .29)%
5 Years 0 .43%§
Inception* 0 .48%§
Unconstrained Total Return Fund
-
Class C
Total
Return
1 Year 0 .85%
5 Years 0 .46%§
Inception* 0 .49%§
Unconstrained Total Return Fund
-
Class M
‡‡
Total
Return
1 Year 1 .92%
5 Years 1 .54%§
Inception* 1 .57%§
Unconstrained Total Return Fund
-
Class S
Total
Return
1 Year 1 .84%
5 Years 1 .46%§
Inception* 1 .49%§
Unconstrained Total Return Fund
-
Class Y
Total
Return
1 Year 2 .09%
5 Years 1 .67%§
Inception* 1 .70%§
ICE BofA 3-Month U.S. Treasury Bill Index**
Total
Return
1 Year 0 .06%
5 Years 1 .15%§
Inception* 1 .13%§

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Unconstrained Total Return Fund 353
The Unconstrained Total Return Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2021, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class S and Class Y Shares
gained 1.54%, 0.85%, 1.92%, 1.84% and 2.09%, respectively.
This is compared to the Fund’s benchmark, the ICE BofA
3-Month U.S. Treasury Bill Index, which gained 0.06% during
the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar Nontraditional Bond Category, a group of funds that Morningstar, Inc. considers to have
investment strategies similar to those of the Fund, gained 5.21%.
This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
During the fiscal year, government bonds posted negative returns as yields were rising. Global economic data continued to recover throughout the fiscal year and inflation levels remained higher than central banks had predicted. The vaccines that were
announced in November of last year resulted in a very positive impact on risk markets as did central banks maintaining easy monetary policies and governments providing additional fiscal spending. As a result, corporate bonds continued their recovery and spreads in some areas became tighter than the levels they were at prior to the pandemic.
Securitized debt also continued its recovery, benefitting strongly from the announced vaccines and gradual economic reopening.
During the fiscal year, mortgage prepayments were stronger than expected, which had a negative impact on this sector.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
Each Class of the Fund outperformed its benchmark during the fiscal year ending October 31, 2021. RIM designed the Fund
to have low sensitivity to interest rates, and the Fund was not as negatively impacted as traditional fixed income portfolios as interest rates rose. The best returns came from the Fund’s low duration higher risk credit strategies while the weakest returns came from the mortgage sector.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, First Eagle
Alternative Credit, LLC managed the leveraged loan portion of the Fund, which outperformed the Fund’s benchmark, including as a result of the high levels of income and tightening spreads for leveraged loans during the fiscal year.
Putnam Investment Management, LLC (“Putnam”)
underperformed the Fund’s benchmark during the fiscal year.
Putnam’s strategy utilizes mortgage opportunities and while
commercial mortgages saw recovery, prepayment securities saw meaningful drawdown as the amount and speed of prepayments
were higher and faster than the markets expected.
Hermes Investment Management Limited’s (“Hermes”) strategy
concentrates on shorter dated maturities in high yield bonds.
These bonds had more interest rate sensitivity relative to other parts of the portfolio, but the strategy outperformed given the strong environment for corporate bonds.
RIM manages a Global Real Yield positioning strategy for the
Fund. Using futures, the global high real yield strategy took long positions in high quality government bonds whose net-of-inflation yields are expected to be relatively high and short positions where net-of-inflation yield is expected to be relatively low. The global real yield strategy added value over the fiscal year as the short positions, specifically UK gilts and German bunds, outperformed as interest rates rose and widened compared to the long positions, in particular Australian and Japanese government bonds.
Certain funds of funds managed by RIM invest in the Fund. In the second quarter of 2021, RIM changed the asset allocation of the funds of funds which invest in the Fund, which significantly reduced the funds of funds’ investment in the Fund. Fund
performance was negatively impacted during the period due
to transaction costs incurred in connection with the large
redemptions by these funds of funds.

Russell Investment Company
Unconstrained Total Return Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
354 Unconstrained Total Return Fund
Throughout the fiscal year, RIM also implemented tactical tilts based on its judgments regarding shorter-term opportunities
to seek to generate returns and/or mitigate risk by purchasing government bond futures and currency forward contracts. In terms of the Fund’s tactical positioning, long dated U.S. government bonds that were added in the prior year were maintained during the fiscal year. These positions negatively impacted performance for the Fund as interest rates were higher over the past 12 months.
Describe any changes to the Fund’s structure or the money
manager line-up.
In November 2020, RIM terminated H20 Asset Management LLP.
Allocations to other manager strategies were adjusted as a result.
In June 2021, RIM hired Ardea Investment Management Pty
Limited. Additionally, Hermes’ mandate was changed to an
unconstrained credit strategy.
In October 2021, RIM terminated Putnam. Allocations to other manager strategies were adjusted as a result.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Ardea Investment Management Pty Limited Sector Specialist
First Eagle Alternative Credit, LLC Sector Specialist
Hermes Investment Management Limited Sector Specialist
* Assumes initial investment on September 22, 2016.
** The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index tracking U.S. Treasury Bills maturing in 90 days.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Unconstrained Total Return Fund 355
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 986.70 $ 1,019.51
Expenses Paid During Period* $ 5.66 $ 5.75
* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 982.50 $ 1,015.73
Expenses Paid During Period* $ 9.39 $ 9.55
* Expenses are equal to the Fund's annualized expense ratio of 1.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 988.40 $ 1,021.27
Expenses Paid During Period* $ 3.91 $ 3.97
* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
356 Unconstrained Total Return Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 987.90 $ 1,020.77
Expenses Paid During Period* $ 4.41 $ 4.48
* Expenses are equal to the Fund's annualized expense ratio of 0.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 988.90 $ 1,021.78
Expenses Paid During Period* $ 3.41 $ 3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 75.0%
Corporate Bonds and Notes - 10.3%
Air Lease Corp.
3.250% due 03/01/25 100 105
Aircastle , Ltd.
4.125% due 05/01/24 200 211
Alcoa Corp.
4.125% due 03/31/29 (Þ) 200 208
Ally Financial, Inc.
5.750% due 11/20/25 600 681
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 04/30/25 (Þ) 200 208
Calpine Corp.
3.750% due 03/01/31 (Þ) 150 144
Centene Corp.
2.500% due 03/01/31 500 488
CF Industries, Inc.
3.450% due 06/01/23 113 117
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
4.500% due 02/01/24 400 429
CIT Group, Inc.
5.000% due 08/01/23 250 265
4.750% due 02/16/24 350 372
Clearway Energy Operating LLC
3.750% due 02/15/31 (Þ) 114 113
CSC Holdings LLC
5.250% due 06/01/24 350 368
DCP Midstream Operating, LP
5.375% due 07/15/25 200 221
Devon Energy Corp.
5.250% due 09/15/24 (Þ) 350 384
Energy Transfer, LP
6.250% due 12/31/99 (USD 3
Month LIBOR + 4.028%)(Ê)(ƒ) 100 91
EnLink Midstream Partners, LP
4.400% due 04/01/24 300 314
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3
Month LIBOR + 2.570%)(Ê) 100 103
EQM Midstream Partners, LP
6.000% due 07/01/25 (Þ) 250 271
Series 5Y
4.750% due 07/15/23 213 224
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 550 573
HCA, Inc.
5.375% due 02/01/25 1,200 1,334
JPMorgan Chase & Co.
Series CC
4.625% due 12/31/99 (USD 3
Month LIBOR + 2.580%)(Ê)(ƒ) 100 101
Jubilee CLO
1.000% due 10/15/35 400 462
Level 3 Financing, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 01/15/29 (Þ) 400 378
Levi Strauss & Co.
3.500% due 03/01/31 (Þ) 500 503
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 157 156
MPLX, LP
1.750% due 03/01/26 250 249
Mylan, Inc.
3.125% due 01/15/23 (Þ) 330 339
Navient Corp.
5.875% due 10/25/24 153 164
Netflix, Inc.
3.625% due 06/15/25 (Þ) 300 319
Northwoods Capital
1.000% due 10/15/35 300 347
Novelis Corp.
3.875% due 08/15/31 (Þ) 326 318
NRG Energy, Inc.
2.000% due 12/02/25 (Þ) 160 162
Onemain Finance Corp.
6.875% due 03/15/25 263 294
3.875% due 09/15/28 22 21
Plains All American Pipeline, LP/PAA
Finance Corp.
3.600% due 11/01/24 600 635
Post Holdings, Inc.
4.500% due 09/15/31 (Þ) 500 490
Prime Security Services Borrower LLC/
Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 250 266
PulteGroup, Inc.
5.500% due 03/01/26 77 88
PVH Corp.
Series WI
4.625% due 07/10/25 150 164
Range Resources Corp.
5.000% due 03/15/23 273 281
Seagate HDD Cayman
4.750% due 01/01/25 350 378
3.375% due 07/15/31 (Þ) 440 422
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 550 593
1.573% due 10/15/26 (Þ) 27 27
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 150 152
Southwest Airlines Co.
4.750% due 05/04/23 50 53
Sprint Corp.
Series WI
7.875% due 09/15/23 275 305
Steel Dynamics, Inc.
2.400% due 06/15/25 97 100
Taylor Morrison Communities, Inc./
Taylor Morrison Holdings II, Inc.
5.625% due 03/01/24 (Þ) 800 855

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
358 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tenet Healthcare Corp.
4.625% due 07/15/24 239 242
TerraForm Power Operating LLC
4.250% due 01/31/23 (Þ) 500 510
T-Mobile USA, Inc.
2.250% due 02/15/26 400 402
Western Digital Corp.
4.750% due 02/15/26 543 597
17,597
International Debt - 14.3%
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.500% due 01/15/25 250 263
Akbank TAS
Series REGS
5.125% due 03/31/25 200 199
Aker BP ASA
Series REGS
3.000% due 01/15/25 273 285
Ardagh Metal Packaging Finance LLC /
Ardagh Metal Packaging Finance PLC
Series REGS
3.000% due 09/01/29 200 226
Ashland Services BV
Series REGS
2.000% due 01/30/28 590 699
Auto Ahorro Automotriz SA de CV
3.325% due 03/24/25 652 812
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24 (Þ) 50 54
Ball Corp.
0.875% due 03/15/24 950 1,099
Banco BTG Pactual SA
2.750% due 01/11/26 (Þ) 200 192
Series REGS
5.500% due 01/31/23 200 208
Banco Mercantil del Norte SA
Series REGS
6.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.967%)
(Ê)(ƒ) 200 209
Barclays PLC
4.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.410%)
(Ê)(ƒ) 200 197
Barry Callebaut Services NV
5.500% due 06/15/23 (Þ) 200 214
Berry Global, Inc.
Series REGS
7.000% due 01/15/25 750 875
Bharti Airtel International BV
Series REGS
5.350% due 05/20/24 400 434
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.944%)
(Ê)(ƒ) 700 688
Canpack SA/Eastern Land Investment
Holding LLC
3.125% due 11/01/25 (Þ) 348 350
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 600 693
Celanese Holdings LLC
0.625% due 09/10/28 271 308
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 400 401
China Ping An Insurance Overseas
Holdings, Ltd.
2.850% due 08/12/31 800 751
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25 400 392
2.700% due 07/12/26 200 181
Credit Suisse Group AG
4.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.554%)
(Ê)(ƒ) 550 535
Deutsche Bank AG
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.524%)
(Ê)(ƒ) 200 209
DNB Bank ASA
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.140%)
(Ê)(ƒ) 200 210
Ecopetrol SA
4.125% due 01/16/25 200 207
Electricite de France SA
3.625% due 10/13/25 200 216
Export-Import Bank of India
Series REGS
2.250% due 01/13/31 400 373
Falabella SA
Series REGS
3.750% due 10/30/27 200 211
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 200 204
Ford Motor Credit Co. LLC
4.535% due 03/06/25 400 576
3.250% due 09/15/25 100 123
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 300 320
Gerdau Trade, Inc.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
4.750% due 04/15/23 200 209
HSBC Bank PLC
Series 1M
0.417% due 06/29/49 (USD 6
Month LIBOR + 0.250%)(Ê)(ƒ) 170 159
Huntsman International LLC
Series WI
4.250% due 04/01/25 800 1,029
IMS Health Holdings, Inc. Term Loan B1
2.750% due 03/07/24 (USD 3
Month LIBOR + 2.000%)(Ê) 1,125 1,291
ING Groep NV
Series NC10
4.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.862%)
(Ê)(ƒ) 400 378
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 300 322
Itau Unibanco Holding SA
Series REGS
3.875% due 04/15/31 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.446%)
(Ê) 200 192
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 400 367
Liberty Mutual Group, Inc.
Series REGS
3.625% due 05/23/59 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.700%)(Ê) 100 120
Macquarie Bank, Ltd.
3.052% due 03/03/36 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.700%)
(Ê)(Þ) 400 396
MARB BondCo PLC
Series REGS
3.950% due 01/29/31 200 190
MPT Operating Partnership, LP/MPT
Finance Corp.
2.500% due 03/24/26 178 245
Natwest Group PLC
4.600% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.100%)
(Ê)(ƒ) 200 197
Netflix, Inc.
Series REGS
3.000% due 06/15/25 750 942
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 300 317
Olympus Water US Holding Corp.
3.875% due 10/01/28 (Þ) 100 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orbia Advance Corp SAB de CV
1.875% due 05/11/26 (Þ) 200 198
Series REGS
1.875% due 05/11/26 200 198
Sealed Air Corp.
4.500% due 09/15/23 500 613
Severstal OAO Via Steel Capital SA
Series REGS
3.150% due 09/16/24 250 259
Silgan Holdings, Inc.
Series WI
3.250% due 03/15/25 200 232
2.250% due 06/01/28 300 347
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) 251 283
SPCM SA
3.375% due 03/15/30 (Þ) 414 405
Summit Digitel Infrastructure Private,
Ltd.
2.875% due 08/12/31 (Þ) 200 191
Series REGS
2.875% due 08/12/31 200 191
Suzano Austria GmbH
Series REGS
5.750% due 07/14/26 200 228
Swiss Re Finance (Luxembourg) SA
4.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.864%)
(Ê)(ƒ) 200 209
Telecom Italia Capital SA
6.000% due 09/30/34 100 111
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 200 204
Turkiye Garanti Bankasi AS
Series REGS
5.875% due 03/16/23 250 258
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 286 281
VEON Holdings BV
Series REGS
4.000% due 04/09/25 250 259
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29 400 403
Zurich Finance (Ireland) Designated
Activity Co.
3.000% due 04/19/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.777%)
(Ê) 200 198
24,451

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
360 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Loan Agreements - 1.8%
Charter Communications Operating LLC
Term Loan B1
1.935 due 04/30/25 (~)(Ê) 997 996
Goodyear Tire & Rubber Co. (The) 2nd
Lien Term Loan
2.313% due 03/07/25 (USD 1
Month LIBOR + 2.000%)(Ê) 2,000 1,970
Reynolds Group Holdings, Inc. 2020
Term Loan
3.337% due 02/16/26 (USD 1
Month LIBOR + 3.250%)(Ê) 151 150
3,116
Non-US Bonds - 26.2%
ABN AMRO Bank NV
4.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.674%)(Ê)(ƒ) EUR 200 247
ADLER Group SA
1.875% due 01/14/26 EUR 200 204
AlbaCore Curo CLO
1.000% due 12/15/34 EUR 300 347
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê) EUR 100 117
Altice Financing SA
4.250% due 08/15/29 (Þ) EUR 100 113
Series REGS
2.250% due 01/15/25 EUR 463 515
Arcelik AS
3.000% due 05/27/26 EUR 350 408
Australia Government International
Bond
3.750% due 04/21/37 AUD 10,000 8,788
3.000% due 03/21/47 AUD 2,000 1,563
Banco BPM SpA
1.525% due 02/18/25 EUR 250 291
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.785%)(Ê) EUR 100 112
Bank of Ireland Group
1.000% due 11/25/25 (EUR Swap
Annual [versus 6 Month EURIBOR]
1 Year Rate + 1.250%)(Ê) EUR 100 118
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ) EUR 200 244
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 100 131
Caixa Geral de Depositos SA
10.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 10.925%)(Ê)(ƒ) EUR 200 240
CaixaBank SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.857%)(Ê)(ƒ) EUR 200 220
Series EUR
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.224%)(Ê)(ƒ) EUR 200 249
Canpack SA/Eastern Land Investment
Holding LLC
Series REGS
2.375% due 11/01/27 EUR 300 348
Capital Four CLO
3.100% due 10/15/34 EUR 157 181
Ceconomy AG
1.750% due 06/24/26 EUR 300 340
Cellnex Finance Co. SA
2.000% due 02/15/33 EUR 200 220
Chile Government International Bond
0.555% due 01/21/29 EUR 100 114
CIFC European Funding CLO II
1.000% due 11/23/34 EUR 200 231
Commerzbank AG
1.750% due 01/22/25 GBP 200 272
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.387%)(Ê)(ƒ) EUR 200 229
Cooperatieve Rabobank UA
3.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.702%)(Ê)(ƒ) EUR 600 706
Crown European Holdings SA
Series REGS
2.625% due 09/30/24 EUR 100 120
Deutsche Lufthansa AG
3.000% due 05/29/26 EUR 100 118
Dowson
1.000% due 10/20/28 GBP 109 149
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê) EUR 200 231
Enel SpA
2.500% due 11/24/78 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.096%)(Ê) EUR 100 120
Series 5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ) EUR 500 563
Erna Srl
Series 2019-1 Class A
2.250% due 07/25/31 (3 Month
EURIBOR + 2.250%)(Ê) EUR 411 478
Eurofins Scientific SE
2.125% due 07/25/24 EUR 400 485
European Union

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series NGEU
0.700% due 07/06/51 EUR 1,300 1,593
Gazprom OAO Via Gaz Capital SA
4.250% due 04/06/24 GBP 400 577
Gazprom PJSC
2.950% due 04/15/25 EUR 100 122
Grifols SA
3.875% due 10/15/28 (Þ) EUR 104 121
Series REGS
1.625% due 02/15/25 EUR 639 736
Heimstaden Bostad AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.149%)(Ê)(ƒ) EUR 300 328
Henley Investment Management, Ltd.
Series 2021-6X Class D
1.000% due 06/10/34 (3 Month
EURIBOR + 3.150%)(Ê) EUR 419 484
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê) EUR 100 116
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25 EUR 400 469
Iliad SA
2.375% due 06/17/26 EUR 100 115
1.875% due 02/11/28 EUR 200 220
Infrastrutture Wireless Italiane SpA
1.750% due 04/19/31 EUR 500 571
International Consolidated Airlines
0.500% due 07/04/23 EUR 300 337
Kleopatra Finco SARL
4.250% due 03/01/26 (Þ) EUR 100 111
Land Nordrhein - Westfalen
2.150% due 03/21/19 EUR 1,700 3,352
Lanebrook Mortgage Transaction PLC
Series 2021-1 Class D
1.700% due 07/20/58 (SONIA +
1.650%)(Ê) GBP 100 138
LKQ Italia Bondco SpA
Series REGS
3.875% due 04/01/24 EUR 400 494
Logicor Financing SARL
1.500% due 07/13/26 EUR 100 120
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 100 116
Series REGS
4.000% due 09/18/27 EUR 300 349
Loxam SAS
3.250% due 01/14/25 EUR 200 231
Matterhorn Telecom SA
Series REGS
2.625% due 09/15/24 EUR 350 406
Nexans SA
3.750% due 08/08/23 EUR 200 242
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nexi SpA
1.625% due 04/30/26 EUR 100 115
2.125% due 04/30/29 EUR 200 228
Nobel Bidco BV
Series REGS
3.125% due 06/15/28 EUR 300 333
OJSC Novolipetsk Steel
Series REGS
1.450% due 06/02/26 EUR 200 232
Orsted A/S
Series GBP
2.500% due 02/18/31 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 1.886%)(Ê) GBP 200 264
Pension Insurance Corp. PLC
6.500% due 07/03/24 GBP 200 305
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 200 257
Providus CLO
Series 2021-6X Class D
1.000% due 05/20/34 (3 Month
EURIBOR + 3.200%)(Ê) EUR 400 462
QBE Insurance Group, Ltd.
2.500% due 09/13/38 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 2.061%)(Ê) GBP 150 198
Q-Park Holding I BV
Series REGS
1.500% due 03/01/25 EUR 290 321
Renault SA
2.375% due 05/25/26 EUR 200 234
Rexel SA
2.125% due 06/15/28 EUR 150 176
Rothesay Life PLC
Series REGS
3.375% due 07/12/26 GBP 150 216
Samhallsbyggnadsbolaget I Norden AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê)(ƒ) EUR 600 675
Sappi Papier Holding GmbH
Series REGS
3.125% due 04/15/26 EUR 100 116
SIG Combibloc Purchase Co.
2.125% due 06/18/25 (Þ) EUR 723 874
SoftBank Group Corp.
3.125% due 09/19/25 EUR 250 289
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ) EUR 100 118
SPCM SA
Series REGS
2.000% due 02/01/26 EUR 300 348
Telefonica Europe BV

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
362 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ) EUR 700 778
Telenet Finance Luxembourg Notes
SARL
Series REGS
3.500% due 03/01/28 EUR 100 119
TenneT Holding BV
2.374% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.719%)(Ê)(ƒ) EUR 200 241
Tesco Personal Finance Group PLC
3.500% due 07/25/25 GBP 150 212
Thanes Water Kemble Finance PLC
Series REGS
4.625% due 05/19/26 GBP 120 170
Thyssenkrupp AG
2.875% due 02/22/24 EUR 500 587
Together Asset Backed Securitisation
PLC
Series 2021-1ST1 Class C
1.300% due 07/12/63 (SONIA +
1.250%)(Ê) GBP 100 137
Trivium Packaging Finance BV
Series REGS
3.750% due 08/15/26 EUR 100 116
Twin Bridges Mortgage Trust
1.000% due 09/12/55 GBP 100 137
Ubisoft Entertainment SA
1.289% due 01/30/23 EUR 300 351
UniCredit SpA
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 200 222
Unione di Banche Italiane SpA
1.625% due 04/21/25 EUR 400 479
Unipol Gruppo Finanziario SpA
3.000% due 03/18/25 EUR 100 125
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ) EUR 200 266
United Group BV
4.625% due 08/15/28 (Þ) EUR 100 114
Series REGS
3.625% due 02/15/28 EUR 100 111
Veolia Environnement SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ) EUR 700 809
Verallia SA
1.625% due 05/14/28 EUR 300 354
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 GBP 770 1,056
Volvo Car AB
2.125% due 04/02/24 EUR 500 596
2.000% due 01/24/25 EUR 200 240
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 EUR 350 394
Wizz Air Finance Co. BV
1.350% due 01/19/24 EUR 180 211
Ziggo Secured Finance BV Term Loan H
0.000% due 01/31/29 (~)(Ê)(v) EUR 1,000 1,142
44,888
United States Government Treasuries - 22.4%
United States Treasury Notes
1.625% due 04/30/23 20,700 21,094
0.625% due 12/31/27 4,300 4,108
1.125% due 02/15/31 6,700 6,462
1.125% due 05/15/40 7,800 6,750
38,414
Total Long-Term Investments
(cost $127,896) 128,466
Common Stocks - 0.0%
Health Care - 0.0%
Carestream Health, Inc.(Æ)(Š)
14
35
Total Common Stocks
(cost $—) 35
Options Purchased - 2.4%
(Number of Contracts)
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(JP Morgan, USD 1.300%/USD 3 Month
LIBOR, USD 180,000, 05/17/24)
JPMorgan Chase Mar 2023 0.00
Call (1)
180,000
(ÿ)
670
(JP Morgan, USD 1.900%/USD 3 Month
LIBOR, USD 50,000, 03/22/42)
JPMorgan Chase Mar 2022 0.00
Call (1)
50,000
(ÿ)
226
(JP Morgan, AUD 1.900%/6 Month
BBSW, AUD 25,000, 12/14/32)
JPMorgan Chase Dec 2022 0.00
Call (1)
AUD
25,000
(ÿ)
257
(JP Morgan, USD 1.950%/USD 3 Month
LIBOR, USD 50,000, 03/21/53)
JPMorgan Chase Mar 2023 0.00
Call (1)
50,000
(ÿ)
517
(Merrill Lynch, CDX NA High Yield/
USD 1.000%, USD 20,000, 12/20/26)
Bank of America Dec 2021 0.00
Put (1)
20,000
(ÿ)
98
(JP Morgan, USD 1.300%/USD 3 Month
LIBOR, USD 180,000, 05/17/24)
JPMorgan Chase Mar 2023 0.00
Put (1)
180,000
(ÿ)
819
(JP Morgan, CDX NA High Yield/USD
5.000%, USD 15,000, 12/20/26)
JPMorgan Chase Jan 2022 0.00
Put (1)
15,000
(ÿ)
46
(JP Morgan, USD 3 Month LIBOR/USD
1.900%, USD 50,000, 03/22/42)
JPMorgan Chase Mar 2022 0.00
Put (1)
50,000
(ÿ)
119

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(JP Morgan, 6 Month BBSW/AUD
1.900%, AUD 25,000, 12/14/32)
JPMorgan Chase Oct 2022 0.00
Put (1)
AUD 25,000
(ÿ)
1,055
(JP Morgan, USD 3 Month LIBOR/USD
1.950%, USD 50,000, 03/21/53)
JPMorgan Chase Mar 2023 0.00
Put (1)
50,000
(ÿ)
328
Total Options Purchased
(cost $3,672) 4,135
Short-Term Investments - 15.2%
Ascena Retail Group, Inc. Term Loan B
5.438% due 08/21/22 (USD 1
Month LIBOR + 4.500%)(Ê) 2 —
GTT Communications, Inc. 2020 Term
Loan
6.000% due 12/31/21 (USD 1
Month LIBOR + 5.000%)(Ê) 1 1
Phoenix Group Holdings PLC
4.125% due 07/20/22 200 279
Sberbank of Russia Via SB Capital SA
Series REGS
5.125% due 10/29/22 200 206
U.S. Cash Management Fund(@) 25,619,461
(∞)
25,615
Total Short-Term Investments
(cost $26,082) 26,101
Total Investments - 92.6%
(identified cost $157,650) 158,737
Other Assets and Liabilities,
Net - 7.4%
12,575
Net Assets - 100.0%
171,312

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
364 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
7.0%
Alcoa Corp. 07/13/21 200,000 104.13 208
208
Altice Financing SA 08/03/21 EUR 100,000 118.64 119
113
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 05/28/20 200,000 103.39 207
208
Avolon Holdings Funding, Ltd. 11/18/19 50,000 105.30 53
54
Banco BTG Pactual SA 01/06/21 200,000 99.51 199
192
Barry Callebaut Services NV 04/24/20 200,000 103.74 207
214
Calpine Corp. 09/16/21 150,000 98.25 147
144
Canpack SA/Eastern Land Investment Holding LLC 10/15/20 348,000 100.00 348
350
Clearway Energy Operating LLC 07/15/21 114,000 100.24 114
113
Devon Energy Corp. 06/07/21 350,000 109.70 384
384
EQM Midstream Partners, LP 01/05/21 250,000 107.47 269
271
First Quantum Minerals, Ltd. 11/18/19 200,000 100.50 201
204
Fortescue Metals Group, Ltd. 01/29/20 300,000 103.81 311
320
Grifols SA 09/28/21 EUR 104,000 116.87 122
121
Hanesbrands, Inc. 04/24/20 550,000 100.95 555
573
Intesa Sanpaolo SpA 04/27/20 300,000 98.87 297
322
Kleopatra Finco SARL 02/04/21 EUR 100,000 119.67 120
111
Level 3 Financing, Inc. 10/13/21 400,000 95.06 380
378
Levi Strauss & Co. 09/22/21 500,000 102.92 515
503
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
116
Macquarie Bank, Ltd. 07/15/21 400,000 99.67 399
396
Mozart Debt Merger Sub, Inc. 09/30/21 157,000 99.97 157
156
Mylan, Inc. 11/18/19 330,000 100.53 332
339
Netflix, Inc. 06/11/20 300,000 101.94 306
319
Novelis Corp. 07/26/21 326,000 100.00 326
318
NRG Energy, Inc. 11/17/20 160,000 99.95 160
162
NXP BV / NXP Funding LLC 07/14/21 300,000 106.18 319
317
Olympus Water US Holding Corp. 09/21/21 EUR 100,000 117.30 117
115
Orbia Advance Corp SAB de CV 06/24/21 200,000 100.93 202
198
Post Holdings, Inc. 07/15/21 500,000 100.59 503
490
Prime Security Services Borrower LLC/Prime Finance, Inc. 11/18/19 250,000 101.54 254
266
Seagate HDD Cayman 08/19/21 440,000 98.06 431
422
Sealed Air Corp. 05/13/20 550,000 104.86 577
593
Sealed Air Corp. 09/15/21 27,000 100.00 27
27
SIG Combibloc Purchase Co. 06/11/20 EUR 723,000 113.00 817
874
SPCM SA 09/09/21 414,000 100.11 414
405
Summit Digitel Infrastructure Private, Ltd. 08/13/21 200,000 97.87 196
191
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 07/07/21 800,000 107.66 860
855
TerraForm Power Operating LLC 05/20/20 500,000 101.07 505
510
United Group BV 07/20/21 EUR 100,000 117.83 118 114
11,966
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 88 AUD 11,867 12/21
(616)
Eurodollar Futures 63 EUR 62,068 12/23
(300)
Japanese 10 Year Government Bond Futures 7 JPY 1,059,241 12/21
(30)
United States 10 Year Treasury Note Futures 37 USD 4,836 12/21 (87)
Short Positions
Australia 10 Year Government Bond Futures 172 AUD 23,195 12/21
865
Euro-Bund Futures 66 EUR 11,096 12/21
213

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 365
Futures Contracts
Amounts in thousands (except contract amounts )
Eurodollar Futures 63 EUR 62,452 12/22
281
Long Gilt Futures 53 GBP 6,621 12/21
291
United States 10 Year Treasury Note Futures 14 USD 1,830 12/21
37
United States Treasury Long Bond Futures 55 USD 8,846 12/21
76
United States Treasury Ultra Bond Futures 11 USD 2,160 12/21 (4)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 726
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Merrill Lynch, USD 1.000%/CDX NA
High Yield, EUR 15,000, 12/20/26 Bank of America Put 1 0.00 15,000 12/15/21 (39)
Total Liability for Options Written (premiums received $61) (39)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Barclays EUR 600 USD 700
12/15/21
5
JPMorgan Chase USD 1,205 AUD 1,600
11/01/21
(1)
JPMorgan Chase AUD 1,600 USD 1,161
11/01/21
(43)
JPMorgan Chase AUD 1,600 USD 1,205
11/05/21
1
JPMorgan Chase AUD 14,800 USD 10,663
11/05/21
(470)
JPMorgan Chase EUR 2,480 USD 2,876
11/18/21
8
JPMorgan Chase EUR 2,518 USD 2,911
11/18/21
(1)
Northern Trust EUR 300 USD 355
12/15/21
8
Royal Bank of Canada USD 289 EUR 250
12/15/21
—
Royal Bank of Canada EUR 150 USD 174
12/15/21
1
Royal Bank of Canada EUR 200 USD 235
12/15/21
3
Royal Bank of Canada EUR 1,400 USD 1,643
12/15/21
23
Royal Bank of Canada GBP 250 USD 344
12/15/21
2
Royal Bank of Canada GBP 700 USD 958
12/15/21
—
State Street USD 1,735 JPY 190,000
12/15/21
(67)
State Street EUR 300 USD 352
12/15/21
5
State Street EUR 300 USD 355
12/15/21
8
State Street EUR 1,150 USD 1,336
12/15/21
6
State Street EUR 26,900 USD 31,798
12/15/21
669
State Street GBP 150 USD 207
12/15/21
2
State Street GBP 2,500 USD 3,460
12/15/21
38
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 197

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
366 Unconstrained Total Return Fund
Currency Swap Contracts
Amounts in thousands
Counterparty Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair     Value
$
JPMorgan Chase
AUD 22,400 plus [AUD 3 Month
BBSW + 0.330%]
(4)
USD 16,847 plus [USD 3 Month
LIBOR]
(4)
10/25/31
(122)
27 (95)
JPMorgan Chase
AUD 33,000 plus [AUD 3 Month
BBSW + 0.295%]
(4)
USD 23,711 plus [USD 3 Month
LIBOR]
(4)
10/06/31
147
781 928
JPMorgan Chase
USD 16,847 plus [USD 3 Month
LIBOR]
(4)
AUD 22,400 plus [AUD 3 Month
BBSW + 0.205%]
(4)
10/25/26
122
305 427
JPMorgan Chase
USD 23,711 plus [USD 3 Month
LIBOR]
(4)
AUD 33,000 plus [AUD 3 Month
BBSW + 0.193%]
(4)
10/06/26
(147)
(859) (1,006)
Total Fair Value on Open Currency Swap Contracts Premiums Paid (Received) - $
—
(å)
—
254 254
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America GBP 29,000 0.960%
(3)
Sterling Overnight Index
Average
(3)
08/07/25
—
(161) (161)
Bank of America EUR 12,000 0.129%
(4)
6 Month EURIBOR
(3)
10/15/25
—
— —
Bank of America GBP 19,000
Sterling Overnight
Index Average
(3)
1.105%
(3)
08/06/28
—
(146) (146)
Bank of America EUR 31,000 6 Month EURIBOR
(3)
0.790%
(4)
10/16/31
—
— —
Bank of America AUD 46,000 2.330%
(3)
6 Month BBSW
(3)
09/24/33
—
(220) (220)
Bank of America AUD 30,000 2.529%
(3)
6 Month BBSW
(3)
10/01/33
—
(74) (74)
Bank of America EUR 110,000 0.969%
(4)
6 Month EURIBOR
(3)
10/15/33
—
— —
Bank of America AUD 15,000 2.349%
(3)
6 Month BBSW
(3)
09/24/36
—
(182) (182)
Bank of America AUD 21,000 6 Month BBSW
(3)
2.090%
(3)
09/24/41
—
195 195
Bank of America EUR 30,000 6 Month EURIBOR
(3)
0.932%
(4)
10/15/41
—
— —
Bank of America AUD 9,000 6 Month BBSW
(3)
1.680%
(3)
09/24/51
—
115 115
Bank of America AUD 7,700 6 Month BBSW
(3)
1.856%
(3)
10/01/51
—
40 40
Bank of America EUR 5,000 6 Month EURIBOR
(3)
0.314%
(4)
09/18/71 —
(774) (774)
Total Open Interest Rate Swap Contracts (å)
—
(1,207) (1,207)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 367
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Aegon N.V. Goldman Sachs
Sell
1.130% EUR 500 1.000%
(2)
12/20/26
(5)
1 (4)
AES Corp. Goldman Sachs
Sell
0.943% USD 600 5.000%
(2)
12/20/26
134
(9) 125
AK Steel Corp. JPMorgan Chase
Sell
1.029% USD 175 5.000%
(2)
06/20/25
2
24 26
Altice France SA JPMorgan Chase
Sell
3.777% EUR 600 5.000%
(2)
12/20/26
45
(1) 44
Anglo American plc JPMorgan Chase
Sell
1.208% EUR 700 5.000%
(2)
12/20/26
171
(10) 161
Apache Corp. JPMorgan Chase
Sell
1.642% USD 350 1.000%
(2)
12/20/26
(20)
9 (11)
Arcelor Mittal Goldman Sachs
Sell
1.421% EUR 400 5.000%
(2)
12/20/26
89
(3) 86
Arcelor Mittal JPMorgan Chase
Sell
1.421% EUR 150 5.000%
(2)
12/20/26
36
(4) 32
Ardagh Packaging
Finance PLC /
Ardagh Holdings
USA, Inc. Goldman Sachs
Sell
1.836% EUR 330 5.000%
(2)
06/20/25
67
(21) 46
AT&T Inc. Barclays
Sell
0.439% USD 1,100 1.000%
(2)
12/20/24
20
1 21
Banco Santander, S.A. Goldman Sachs
Sell
1.276% EUR 150 1.000%
(2)
12/20/26
(2)
— (2)
Barclays JPMorgan Chase
Sell
0.979% EUR 400 1.000%
(2)
12/20/26
(2)
3 1
Calpine Corp. JPMorgan Chase
Sell
3.831% USD 400 5.000%
(2)
12/20/26
25
(2) 23
Cellnex Telecom, S.A. Bank of America
Sell
1.405% EUR 400 5.000%
(2)
12/20/26
93
(6) 87
Cleveland-Cliffs Inc. Barclays
Sell
2.332% USD 175 5.000%
(2)
12/20/26
21
2 23
CNH Industrial N.V. Bank of America
Sell
0.893% EUR 300 5.000%
(2)
12/20/26
80
(5) 75
CNH Industrial N.V. Goldman Sachs
Sell
0.940% EUR 350 5.000%
(2)
12/20/26
90
(4) 86
Credit Suisse Group AG JPMorgan Chase
Sell
0.958% EUR 250 1.000%
(2)
12/20/26
—
1 1
Crown European
Holdings Bank of America
Sell
1.302% EUR 800 1.000%
(2)
12/20/26
(28)
15 (13)
CSC Holdings, LLC Goldman Sachs
Sell
3.794% USD 309 5.000%
(2)
12/20/26
23
(3) 20
CSC Holdings, LLC Goldman Sachs
Sell
3.927% USD 91 5.000%
(2)
12/20/26
7
(2) 5
Dell Goldman Sachs
Sell
0.719% USD 800 1.000%
(2)
12/20/26
3
9 12
Devon Energy
Corporation Goldman Sachs
Sell
0.937% USD 450 1.000%
(2)
12/20/26
(2)
4 2
Elis Barclays
Sell
1.596% EUR 400 5.000%
(2)
12/20/26
84
(2) 82
Enbridge Inc. Goldman Sachs
Sell
0.631% USD 100 1.000%
(2)
12/20/26
2
— 2
Faurecia SE JPMorgan Chase
Sell
2.516% EUR 150 5.000%
(2)
12/20/26
29
(7) 22
General Electric Co. Goldman Sachs
Sell
0.655% USD 200 1.000%
(2)
12/20/26
2
2 4
General Motors
Company JPMorgan Chase
Sell
0.970% USD 550 5.000%
(2)
12/20/26
115
(2) 113
HeidelbergCement AG Bank of America
Sell
0.893% EUR 150 5.000%
(2)
12/20/26
41
(4) 37
Hess Corp. JPMorgan Chase
Sell
0.920% USD 700 1.000%
(2)
12/20/26
(6)
10 4
Iron Mountain
Incorporated Goldman Sachs
Sell
1.673% USD 370 5.000%
(2)
12/20/26
67
(5) 62
J Sainsbury PLC JPMorgan Chase
Sell
1.360% EUR 650 1.000%
(2)
12/20/26
11
(24) (13)
Jaguar Land Rover JPMorgan Chase
Sell
1.552% EUR 300 5.000%
(2)
12/20/21
15
(11) 4
KB Home Goldman Sachs
Sell
1.846% USD 500 5.000%
(2)
12/20/26
74
5 79
KB Home JPMorgan Chase
Sell
1.846% USD 300 5.000%
(2)
12/20/26
53
(5) 48
Kinder Morgan, Inc. Goldman Sachs
Sell
0.624% USD 150 1.000%
(2)
12/20/26
1
2 3
Koninklijke KPN N.V. Bank of America
Sell
0.446% EUR 450 1.000%
(2)
12/20/24
10
— 10

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
368 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Kraft Heinz Foods Co. Goldman Sachs
Sell
0.808% USD 791 1.000%
(2)
12/20/26
8
— 8
L Brands, Inc. Bank of America
Sell
1.743% USD 550 1.000%
(2)
12/20/26
(15)
(4) (19)
Lagardere SA JPMorgan Chase
Sell
1.449% EUR 100 1.000%
(2)
12/20/26
(7)
5 (2)
Lennar Corporation JPMorgan Chase
Sell
0.929% USD 1,100 5.000%
(2)
12/20/26
234
(5) 229
Lumen Technologies,
Inc. Goldman Sachs
Sell
3.126% USD 440 1.000%
(2)
12/20/26
(45)
2 (43)
Marathon Oil Corp. JPMorgan Chase
Sell
1.088% USD 300 1.000%
(2)
12/20/26
(2)
1 (1)
Marks & Spencer PLC JPMorgan Chase
Sell
1.743% EUR 500 1.000%
(2)
12/20/26
(30)
9 (21)
NatWest Group plc Goldman Sachs
Sell
0.929% EUR 150 1.000%
(2)
12/20/26
—
1 1
Navient Corporation JPMorgan Chase
Sell
3.577% USD 275 5.000%
(2)
12/20/26
23
(4) 19
NRG Energy, Inc. JPMorgan Chase
Sell
2.123% USD 350 5.000%
(2)
12/20/26
55
(5) 50
Occidental Petroleum
Corp. Goldman Sachs
Sell
1.675% USD 400 1.000%
(2)
12/20/26
(18)
5 (13)
OI European Group B.V. JPMorgan Chase
Sell
2.768% EUR 275 5.000%
(2)
12/20/26
41
(5) 36
Prudential Co. JPMorgan Chase
Sell
0.920% EUR 200 1.000%
(2)
12/20/26
—
1 1
PulteGroup, Inc. JPMorgan Chase
Sell
0.955% USD 300 5.000%
(2)
12/20/26
66
(4) 62
Rexel USA JPMorgan Chase
Sell
1.477% EUR 520 5.000%
(2)
12/20/26
125
(15) 110
Schaeffler AG Bank of America
Sell
1.569% EUR 250 5.000%
(2)
12/20/26
51
— 51
Smurfit Kappa
Acquisitions ULC Goldman Sachs
Sell
0.649% EUR 425 5.000%
(2)
12/20/26
120
(7) 113
Stellantis NV Goldman Sachs
Sell
1.106% EUR 750 5.000%
(2)
12/20/26
186
(9) 177
Telecom Italia SpA JPMorgan Chase
Sell
1.855% EUR 800 1.000%
(2)
12/20/26
(37)
(1) (38)
Tesco PLC Barclays
Sell
0.768% EUR 850 1.000%
(2)
12/20/26
15
(2) 13
Thyssenkrupp Ag Barclays
Sell
2.151% EUR 150 1.000%
(2)
06/20/25
(20)
13 (7)
T-Mobile Goldman Sachs
Sell
1.061% USD 350 5.000%
(2)
12/20/26
71
(1) 70
Toll Brothers Finance
Corp. Goldman Sachs
Sell
1.115% USD 800 1.000%
(2)
12/20/26
(11)
7 (4)
U.S. Steel Goldman Sachs
Sell
3.285% USD 250 5.000%
(2)
12/20/26
16
5 21
U.S. Steel JPMorgan Chase
Sell
3.285% USD 100 5.000%
(2)
12/20/26
5
4 9
UniCredit SpA JPMorgan Chase
Sell
1.863% EUR 200 1.000%
(2)
12/20/26
(11)
1 (10)
UPC Holding BV Goldman Sachs
Sell
1.773% EUR 450 5.000%
(2)
12/20/26
68
19 87
Valeo SA JPMorgan Chase
Sell
1.512% EUR 150 1.000%
(2)
12/20/26
(4)
— (4)
Vodafone Group Plc Goldman Sachs Sell 0.334% EUR 300 1.000%
(2)
12/20/24
8
— 8
Total Open Corporate Issues Contracts
2,237
(31) 2,206
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection
Notional
Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment
Grade Index Morgan Stanley
Purchase
USD 3,000 (5.000%)
(2)
12/20/26
(290)
4 (286)
iTraxx Europe Crossover Morgan Stanley Purchase EUR 3,000 (5.000%)
(2)
12/20/26
(420)
11 (409)
Total Open Credit Indices Contracts
(710)
15 (695)
Total Open Credit Default Swap Contracts (å)
1,527
(16) 1,511

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 369
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 17,597 $ —
$ —
$ 17,597 10 .3
International Debt — 24,451 —
—
24,451 14 .3
Loan Agreements — 3,116 —
—
3,116 1 .8
Non-US Bonds — 44,888 —
—
44,888 26 .2
United States Government Treasuries — 38,414 —
—
38,414 22 .4
Common Stocks
Health Care — — 35
—
35 —
*
Options Purchased — 4,135 — — 4,135 2 .4
Short-Term Investments — 486 — 25,615 26,101 15 .2
Total Investments — 133,087 35 25,615 158,737 92 .6
Other Assets and Liabilities, Net
7 .4
100 .0
Other Financial Instruments
Assets
Futures Contracts 1,763 — — — 1,763 1 .0
Foreign Currency Exchange Contracts — 779 — — 779 0 .5
Currency Swap Contracts — 1,355 — — 1,355 0 .8
Interest Rate Swap Contracts — 350 — — 350 0 .2
Credit Default Swap Contracts — 2,411 — — 2,411 1 .4
A
Liabilities
Futures Contracts (1,037) — — — (1,037) (0 .6)
Options Written — (39) —
—
(39) (—)
*
Foreign Currency Exchange Contracts (1) (581) — — (582) (0 .3)
Currency Swap Contracts — (1,101) — — (1,101) (0 .6)
Interest Rate Swap Contracts — (1,557) — — (1,557) (0 .9)
Credit Default Swap Contracts — (900) — — (900) (0 .5)
Total Other Financial Instruments
**
$ 725 $ 717 $ — $ — $ 1,442
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
370 Unconstrained Total Return Fund
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
12,578
Austria ....................................................................................
360
Belgium ..................................................................................
1,925
Brazil ......................................................................................
1,444
Cayman Islands .......................................................................
181
Chile .......................................................................................
728
China ......................................................................................
392
Colombia .................................................................................
207
Cyprus ....................................................................................
112
Denmark .................................................................................
264
France .....................................................................................
4,640
Germany .................................................................................
5,878
Greece ....................................................................................
117
Hong Kong ..............................................................................
751
India .......................................................................................
1,189
Ireland ....................................................................................
3,379
Italy ........................................................................................
4,385
Japan ......................................................................................
289
Luxembourg ............................................................................
2,652
Mexico ....................................................................................
1,006
Netherlands ............................................................................
5,458
Norway ....................................................................................
495
Poland .....................................................................................
698
Portugal ..................................................................................
471
Russia .....................................................................................
259
Spain .......................................................................................
2,464
Sweden ....................................................................................
1,839
Switzerland .............................................................................
1,829
Turkey .....................................................................................
1,350
United Kingdom ......................................................................
3,664
United States ...........................................................................
9 7 , 320
Virgin Islands, British .............................................................
209
Zambia ....................................................................................
204
Total Investments .................................................................... 15 8 , 737

Russell Investment Company
Unconstrained Total Return Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 371
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ — $ — $ 4 , 135
Unrealized appreciation on foreign currency exchange contracts — 779 —
Variation margin on futures contracts** — — 1,763
Interest rate swap contracts, at fair value — — 350
Credit default swap contracts, at fair value 2,411 — —
Currency swap contracts, at fair value — 1,355 —
Total
$ 2,411 $ 2,134 $ 6 , 248
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ — $ — $ 1,03 7
Unrealized depreciation on foreign currency exchange contracts — 582 —
Options written, at fair value — — 39
Interest rate swap contracts, at fair value — — 1,557
Credit default swap contracts, at fair value 900 — —
Currency swap contracts, at fair value — 1,101 —
Total
$ 900 $ 1,683 $ 2,63 3
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ — $ — $ (1,444)
Futures contracts — — 892
Options written — — (68)
Interest rate swap contracts — — 1 , 792
Credit default swap contracts (2,158) — —
Foreign currency exchange contracts — (1,087) —
Total
$ (2,158) $ (1,087) $ 1,172
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ — $ — $ 33 8
Futures contracts — — 526
Options written — — 124
Interest rate swap contracts — — (1,555)
Credit default swap contracts 6,943 — —
Currency swap contracts — 254 —
Foreign currency exchange contracts — (1,633) —
Total
$ 6,943 $ (1,379) $ (567)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
372 Unconstrained Total Return Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 4,135 $ — $ 4,135
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 779 — 779
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 350 — 350
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,411 — 2,411
Currency Swap Contracts Currency swap contracts, at fair value 1,355 — 1,355
Total Financial and Derivative Assets
9,030 — 9,030
Financial and Derivative Assets not subject to a netting agreement
(350) — (350)
Total Financial and Derivative Assets subject to a netting agreement
$ 8,680 $ — $ 8,680
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 358 $ 71 $ 260 $ 27
Barclays
144 7 137 —
Goldman Sachs
1,017 66 951 —
JPMorgan Chase
6,397 1,715 4,270 412
Northern Trust
8 — — 8
Royal Bank of Canada
29 — — 29
State Street
727 — 440 287
Total
$ 8,680 $ 1,859 $ 6,058 $ 763

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 373
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 582 $ — $ 582
Options Written Contracts Options written, at fair value 39 — 39
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 1,557 — 1,557
Credit Default Swap Contracts Credit default swap contracts, at fair value 900 — 900
Currency Swap Contracts Currency swap contracts, at fair value 1,101 — 1,101
Total Financial and Derivative Liabilities
4,179 — 4,179
Financial and Derivative Liabilities not subject to a netting agreement
(2,253) — (2,253)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,926 $ — $ 1,926
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 71 $ 71 $ — $ —
Barclays 7 7 — —
Goldman Sachs 66 66 — —
JPMorgan Chase 1,715 1,715 — —
State Street 67 — — 67
Total
$ 1,926 $ 1,859 $ — $ 67
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
374 Unconstrained Total Return Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 15 7 , 650
Investments, at fair value(>) ...........................................................................................................................................................
15 8 , 737
Cash ............................................................................................................................................................................................... 9,848
Foreign currency holdings(^) ......................................................................................................................................................... 1,531
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 779
Receivables:
Dividends and interest ....................................................................................................................................................... 1,245
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 3,517
Fund shares sold ................................................................................................................................................................ 54
From broker(a)(b) ............................................................................................................................................................... 5 , 787
Variation margin on futures contracts ................................................................................................................................. 882
Other receivable ................................................................................................................................................................ 6
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 350
Credit default swap contracts, at fair value(+) ................................................................................................................................ 2,411
Currency swap contracts, at fair value(≠) ....................................................................................................................................... 1,355
Total assets .................................................................................................................................................
18 6 , 503
Liabilities
Payables:
Due to broker ( c )( d ) ............................................................................................................................................................ 6 , 338
Investments purchased ...................................................................................................................................................... 4,168
Fund shares redeemed ....................................................................................................................................................... 65
Accrued fees to affiliates .................................................................................................................................................... 95
Other accrued expenses ..................................................................................................................................................... 190
Variation margin on futures contracts ................................................................................................................................. 156
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 582
Options written, at fair value(x) ...................................................................................................................................................... 39
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 1,557
Credit default swap contracts, at fair value(+) ................................................................................................................................ 900
Currency swap contracts, at fair value(≠) ....................................................................................................................................... 1,101
Total liabilities .............................................................................................................................................
1 5 , 191
Net Assets ............................................................................................................................................................
$ 171,312

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 375
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ (17,270)
Shares of beneficial interest ...........................................................................................................................................................
182
Additional paid-in capital ..............................................................................................................................................................
188,400
Net Assets ............................................................................................................................................................
$ 171,312
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 9.41
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 9.78
Class A — Net assets ............................................................................................................................................................. $ 35,874
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 3,813
Net asset value per share: Class C(#) ............................................................................................................................................. $ 9.32
Class C — Net assets ............................................................................................................................................................. $ 193,373
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 20,754
Net asset value per share: Class M(#) ............................................................................................................................................ $ 9.43
Class M — Net assets ............................................................................................................................................................ $ 29,700,779
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 3,148,958
Net asset value per share: Class S(#) .............................................................................................................................................. $ 9.43
Class S — Net assets ............................................................................................................................................................. $ 71,578,540
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 7,588,560
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 9.45
Class Y — Net assets ............................................................................................................................................................. $ 69,803,417
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 7,389,597
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,698
(x)     Premiums received on options written $ 61
(+)     Credit default swap contracts - premiums paid (received) $ 1,527
(•)     Interest rate swap contracts - premiums paid (received) $ —
(≠)     Currency swap contracts - premiums paid (received) $ —
(>)     Investments in affiliates, U.S. Cash Management Fund $ 25,615
(a)     Receivable from Broker for Futures $ 1,007
(b)     Receivable from Broker for Swaps $ 4 , 780
(c)     Due to Broker for Futures $ 128
(d)     Due to Broker for Swaps $ 6 , 210
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
376 Unconstrained Total Return Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 30
Interest .............................................................................................................................................................................. 8,904
Total investment income ...............................................................................................................................................................
8,934
Expenses
Advisory fees .................................................................................................................................................................... 4,174
Administrative fees ........................................................................................................................................................... 202
Custodian fees ................................................................................................................................................................... 296
Distribution fees - Class A ................................................................................................................................................ —
* *
Distribution fees - Class C ................................................................................................................................................ 2
Transfer agent fees - Class A ............................................................................................................................................ —
* *
Transfer agent fees - Class C ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 52
Transfer agent fees - Class S ............................................................................................................................................. 145
Transfer agent fees - Class Y ............................................................................................................................................ 14
Professional fees ............................................................................................................................................................... 119
Registration fees ............................................................................................................................................................... 83
Shareholder servicing fees - Class C ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 20
Printing fees ...................................................................................................................................................................... 30
Proxy fees ......................................................................................................................................................................... 7
Miscellaneous ................................................................................................................................................................... 17
Expenses before reductions .............................................................................................................................................. 5,163
Expense reductions ........................................................................................................................................................... (2,171)
Net expenses .................................................................................................................................................................................
2,992
Net investment income (loss) ........................................................................................................................................................
5,942
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 4,885
Investments in affiliated funds .......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. 892
Options written ................................................................................................................................................................. (68)
Foreign currency exchange contracts ................................................................................................................................ (1,087)
Interest rate swap contracts ............................................................................................................................................... 1 , 792
Credit default swap contracts ............................................................................................................................................ (2,158)
Foreign currency-related transactions ............................................................................................................................... 243
Net realized gain (loss) ..................................................................................................................................................................
4,494
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... 5, 562
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 526
Options written ................................................................................................................................................................. 124
Foreign currency exchange contracts ................................................................................................................................ (1,633)
Interest rate swap contracts ............................................................................................................................................... (1,555)
Credit default swap contracts ............................................................................................................................................ 6,943

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 377
Statement of Operations , continued — For the Period Ended October 31, 2021
Amounts in thousands
Currency swap contracts ................................................................................................................................................... 254
Securities sold short .......................................................................................................................................................... (81)
Foreign currency-related transactions ............................................................................................................................... (185)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 9,959
Net realized and unrealized gain (loss) ......................................................................................................................................... 14,453
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 20,395
**      Less than $500.

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
378 Unconstrained Total Return Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5,942 $ 9,452
Net realized gain (loss) ...................................................................................................................... 4,494 (15,034)
Net change in unrealized appreciation (depreciation) ....................................................................... 9,959 (5,807)
Net increase (decrease) in net assets from operations ............................................................................. 20,395 (11,389)
Distributions
To shareholders
Class A .......................................................................................................................................... (3) (9)
Class C .......................................................................................................................................... (3) (5)
Class M ......................................................................................................................................... (455) (644)
Class S ........................................................................................................................................... (1,525) (3,582)
Class Y .......................................................................................................................................... (10,261) (14,582)
Net decrease in net assets from distributions .......................................................................................... (12,247) (18,822)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (536,568) 118,305
Total Net Increase (Decrease) in Net Assets ..........................................................................
(528,420) 88,094
Net Assets
Beginning of period .................................................................................................................................
699,732 611,638
End of period ..........................................................................................................................................
$ 171,312 $ 699,732

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 379
**      Less than 500 shares.
***     Less than $500.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 3 $ 25 — $ —
Proceeds from reinvestment of distributions —** 3 1 9
Payments for shares redeemed (23) (217) (17) (154)
Net increase (decrease)
(20) (189) (16) (145)
Class C
Proceeds from shares sold —** 1 3 34
Proceeds from reinvestment of distributions —** 3 1 5
Payments for shares redeemed (3) (34) (4) (39)
Net increase (decrease)
(3) (30) (—)** —***
Class M
Proceeds from shares sold 2,441 23,419 1,091 10,480
Proceeds from reinvestment of distributions 47 455 66 644
Payments for shares redeemed (969) (9,279) (4,372) (43,319)
Net increase (decrease)
1,519 14,595 (3,215) (32,195)
Class S
Proceeds from shares sold 3,086 29,562 4,971 48,541
Proceeds from reinvestment of distributions 159 1,523 363 3,572
Payments for shares redeemed (4,285) (41,102) (18,106) (178,090)
Net increase (decrease)
(1,040) (10,017) (12,772) (125,977)
Class Y
Proceeds from shares sold 3,732 36,007 47,663 452,441
Proceeds from reinvestment of distributions 1,071 10,261 1,490 14,581
Payments for shares redeemed (61,069) (587,195) (20,217) (190,400)
Net increase (decrease)
(56,266) (540,927) 28,936 276,622
Total increase (decrease)
(55,810) $ (536,568) 12,933 $ 118,305

Russell Investment Company
Unconstrained Total Return Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
380 Unconstrained Total Return Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 9.44 .06 .09 .15 (.18) —
October 31, 2020 10.01 .10 (.41) (.31) (.26) —
October 31, 2019 9.93 .21 .14 .35 (.27) —
October 31, 2018 9.96 .26 (.04) .22 (.24) (.01)
October 31, 2017 10.04 .19 (.01) .18 (.21) (.05)
Class C
October 31, 2021 9.38 ( .01 ) .09 .08 (.14) —
October 31, 2020 9.98 .02 (.40) (.38) (.22) —
October 31, 2019 9.91 .14 .13 .27 (.20) —
October 31, 2018 9.94 .20 (.05) .15 (.17) (.01)
October 31, 2017 10.03 .10 .02 .12 (.16) (.05)
Class M
October 31, 2021 9.45 .09 .09 .18 (.20) —
October 31, 2020 10.01 .16 (.43) (.27) (.29) —
October 31, 2019 9.94 .25 .12 .37 (.30) —
October 31, 2018 9.96 .30 (.04) .26 (.27) (.01)
October 31, 2017(3) 9.87 .13 .05 .18 (.09) —
Class S
October 31, 2021 9.45 .09 .09 .18 (.20) —
October 31, 2020 10.02 .14 (.43) (.29) (.28) —
October 31, 2019 9.94 .23 .14 .37 (.29) —
October 31, 2018 9.97 .29 (.05) .24 (.26) (.01)
October 31, 2017 10.05 .14 .07 .21 (.24) (.05)
Class Y
October 31, 2021 9.46 .15 .05 .20 (.21) —
October 31, 2020 10.03 .14 (.41) (.27) (.30) —
October 31, 2019 9.95 .25 .14 .39 (.31) —
October 31, 2018 9.97 .31 (.04) .27 (.28) (.01)
October 31, 2017 10.04 .21 .02 .23 (.25) (.05)

See accompanying notes which are an integral part of the financial statements.
Unconstrained Total Return Fund 381
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.18) 9.41 1.54 36 1.68 1.12 .64 275
(.26) 9.44 (3.15) 225 1.63 1.12 1.04 186
(.27) 10.01 3.55 391 1.62 1.13 2.09 166
(.25) 9.93 2.24 462 1.62 1.17 2.66 132
(.26) 9.96 1.87 251 1.69 1.17 1.91 171
(.14) 9.32 .85 193 2.43 1.87 (.07) 275
(.22) 9.38 (3.92) 224 2.38 1.87 .22 186
(.20) 9.98 2.74 239 2.38 1.88 1.38 166
(.18) 9.91 1.51 151 2.37 1.92 1.96 132
(.21) 9.94 1.17 293 2.43 1.92 .99 171
(.20) 9.43 1.92 29,701 1.44 .77 .91 275
(.29) 9.45 (2.79) 15,397 1.37 .77 1.69 186
(.30) 10.01 3.81 48,515 1.39 .79 2.48 166
(.28) 9.94 2.66 22,231 1.37 .82 3.02 132
(.09) 9.96 1.87 19,392 1.48 .82 2.16 171
(.20) 9.43 1.84 71,579 1.43 .87 .89 275
(.28) 9.45 (2.96) 81,559 1.37 .87 1.44 186
(.29) 10.02 3.80 214,408 1.37 .88 2.34 166
(.27) 9.94 2.46 264,718 1.37 .92 2.92 132
(.29) 9.97 2.09 244,842 1.42 .92 1.44 171
(.21) 9.45 2.09 69,803 1.17 .67 1.59 275
(.30) 9.46 (2.80) 602,327 1.18 .67 1.43 186
(.31) 10.03 4.00 348,085 1.18 .69 2.52 166
(.29) 9.95 2.74 394,315 1.17 .72 3.09 132
(.30) 9.97 2.36 397,434 1.23 .72 2.13 171

Russell Investment Company
Unconstrained Total Return Fund
See accompanying notes which are an integral part of the financial statements.
382 Unconstrained Total Return Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 69,157
Administration fees 7,007
Distribution fees 151
Shareholder servicing fees 41
Transfer agent fees 15,034
Trustee fees 3,708
$ 95,098
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 59,007 $ 718,591 $ 751,982 $ (5) $ 4 $ 25,615 $ 30 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 160,411,036 $ 80,574,457 $ (82,730,577) $ (2,156,120) $ 3,355,669 $ (18,094,998)
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 12,247,498 $ — $ — $ 18,821,744 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
384 Strategic Bond Fund
Strategic Bond Fund
-
Class A
‡
Total
Return
1 Year (3 .41)%
5 Years 2 .20%§
10 Years 2 .88%§
Strategic Bond Fund
-
Class C
Total
Return
1 Year (0 .32)%
5 Years 2 .22%§
10 Years 2 .51%§
Strategic Bond Fund
-
Class M
‡‡
Total
Return
1 Year 0 .74%
5 Years 3 .35%§
10 Years 3 .59%§
Strategic Bond Fund
-
Class R6
‡‡‡
Total
Return
1 Year 0 .75%
5 Years 3 .36%§
10 Years 3 .68%§
Strategic Bond Fund
-
Class S
Total
Return
1 Year 0 .64%
5 Years 3 .28%§
10 Years 3 .55%§
Strategic Bond Fund
-
Class Y
Total
Return
1 Year 0 .77%
5 Years 3 .40%§
10 Years 3 .69%§
Bloomberg U.S. Aggregate Bond Index**
Total
Return
1 Year (0 .48)%
5 Years 3 .10%§
10 Years 3 .00%§

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Strategic Bond Fund 385
The Strategic Bond Fund (the “Fund”) employs a multi-manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment Management, LLC
(“RIM”), the Fund’s advisor. RIM may change the allocation
of the Fund’s assets among money managers at any time. An
exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October 31, 2021, the
Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class M, Class R6, Class S and Class Y Shares
gained 0.33%, 0.74%, 0.75%, 0.64%, and 0.77%, respectively,
while the Fund’s Class C Shares lost 0.32%. This is compared to the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond
Index, which lost 0.48% during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Intermediate Core Bond
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost 0.13%.
This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index (a “RIM-assigned benchmark”). However, the
Fund’s primary index remains the benchmark for the Fund and
is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
During the fiscal year ended October 31, 2021, relaxed central bank monetary policy, fiscal stimulus, and the introduction of
COVID-19 vaccines impacted risk markets positively. Equity
markets reached record highs in 2021, with the S&P 500 Index gaining 42.91% on the fiscal year. U.S. investment grade corporate credit spreads tightened from 114 bps to 87 bps. Similarly, U.S.
high yield corporate spreads tightened from 435 bps to 285 bps.
The U.S. Urban Consumer Price Index reached a 6.2% year-over-
year increase in October 2021 – higher than the Federal Reserve
Bank’s 2% inflation target – as the economy faced cash strapped consumers, labor shortages, and supply constraints.
The Fund’s exposure to spread sectors was a positive during the fiscal year as credit spreads experienced continued recovery. The
Bloomberg U.S. Corporate Bond Index posted a total return of
2.18% for the fiscal year, above equivalent duration treasuries.
The Bloomberg U.S. Corporate High Yield Index performed
exceptionally well, posting total returns of 10.53% for the fiscal year. U.S. Treasuries performed poorly over the fiscal year as yields rose; the 10-year Treasury yield began the year at 0.84%
and ended the year at 1.55%.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund was generally positioned long duration, which was a detractor from performance as interest rates rose. To start the fiscal year, the Fund was overweight in investment grade credit and rotated into treasuries and cash over the second quarter of
2021. The Fund transitioned from a short U.S. dollar position to a generally long position, which proved beneficial as the dollar climbed over the second and third quarter of 2021. The selection and rotation of strategies within credit was a positive contributor to performance. The Fund reduced its high yield exposure in
its U.S. Fallen Angels strategy, which had performed well as credit rallied. RIM’s investment grade value strategy contributed positively to the Fund’s performance.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, Western
Asset Management Company, LLC and Western Asset Management
Company Limited (“Western”) outperformed both the Fund’s
benchmark and its RIM-assigned benchmark. Western’s bias
toward corporate bonds, and strong sector and issue selection drove performance.
BlueBay Asset Management (“BlueBay”), which was added to
the Fund early in 2021, outperformed the Fund’s benchmark
during the fiscal year. BlueBay’s tactical rotation around duration contributed positively to performance, but its country allocation detracted from performance in the third quarter of 2021.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired risk/return profile for the
Fund.
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the
Bloomberg U.S. Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, outperformed the

Russell Investment Company
Strategic Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
386 Strategic Bond Fund
Fund’s benchmark. The strategy benefited from strong security selection and general spread tightening over the fiscal year.
RIM’s U.S. Government positioning strategy, which seeks to
provide exposure to securities issued by the U.S. government, underperformed the Fund’s benchmark as government securities underperformed in general.
RIM also managed a U.S. Fallen Angels positioning strategy that invests in recently downgraded bonds, which tend to have lower prices. The strategy outperformed the Fund’s benchmark for the fiscal year, as lower quality credit had a sustained rally into multi-
year tights.
RIM also managed Currency Factor and Rates Factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively and utilize long and short positions in global government bond futures and
currency forward contracts. The Fund’s currency factors strategy contributed positively to performance, while the rates factor strategy detracted from performance.
During the fiscal year, RIM also implemented tactical positioning strategies through the use of derivatives. These positioning strategies contributed negatively to Fund performance during the fiscal year, including in particular as a result of interest rate derivatives, which RIM used to extend duration throughout the fiscal year. RIM also utilized credit default swaps to reduce credit risk at certain times during the fiscal year.
Describe any changes to the Fund’s structure or the money
manager line-up.
In December 2020, RIM terminated Colchester Global Investors
Limited. In January 2021, RIM hired BlueBay Asset Management
LLP and changed Western Asset Management Company, LLC and
Western Asset Management Company Limited’s mandate to an
investment grade credit strategy.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
BlueBay Asset Management LLP Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist
Western Asset Management Company, LLC
and Western Asset Management Company
Limited Sector Specialist
* Assumes initial investment on November 1, 2011.
** The Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-
grade corporate debt securities and mortgage-backed securities.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Strategic Bond Fund 387
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,007.40 $ 1,020.87
Expenses Paid During Period* $ 4.35 $ 4.38
* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,003.40 $ 1,017.04
Expenses Paid During Period* $ 8.18 $ 8.24
* Expenses are equal to the Fund's annualized expense ratio of 1.62%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,009.60 $ 1,022.74
Expenses Paid During Period* $ 2.48 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
388 Strategic Bond Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,008.80 $ 1,022.79
Expenses Paid During Period* $ 2.43 $ 2.45
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,008.30 $ 1,022.23
Expenses Paid During Period* $ 2.99 $ 3.01
* Expenses are equal to the Fund's annualized expense ratio of 0.59%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,009.80 $ 1,022.94
Expenses Paid During Period* $ 2.28 $ 2.29
* Expenses are equal to the Fund's annualized expense ratio of 0.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 389
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 85.3%
Asset-Backed Securities - 3.8%
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class C
1.750% due 06/21/27 (Þ) 2,645 2,625
Arbor Realty Commercial Real Estate,
Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 19,772 19,772
Barings CLO, Ltd.
Series 2021-1A Class AR
1.274% due 10/15/36 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 9,860 9,862
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 4,213 4,211
Carlyle Global Market Strategies CLO,
Ltd.
Series 2021-4A Class A1R3
1.208% due 04/22/32 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 9,031 9,032
CLI Funding VI LLC
Series 2020-2A Class A
2.030% due 09/15/45 (Þ) 1,240 1,234
Series 2020-3A Class A
2.070% due 10/18/45 (Þ) 5,107 5,095
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 704 733
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 8,115 8,330
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 2,531 2,512
Goldentree Loan Management US CLO
7, Ltd.
Series 2021-7A Class AR
1.202% due 04/20/34 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 4,156 4,158
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 4,404 4,403
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 3,625 3,625
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (USD 3 Month
LIBOR + 1.010%)(Ê)(Þ) 3,133 3,135
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.850% due 08/25/34 (~)(Ê)(Þ) 702 741
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 581 591
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 797 842
OCP CLO, Ltd.
Series 2015-10 Class A2
1.000% due 01/26/34 (Þ)(ƒ) 12,147 12,147
Octane Receivables Trust
Series 2021-2A Class A
1.210% due 09/20/28 (Þ) 7,477 7,473
OneMain Financial Issuance Trust
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 2,282 2,419
Series 2021-1A Class A1
1.550% due 06/16/36 (Þ) 6,220 6,145
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 3,198 3,225
Prodigy Finance Designated Activity Co.
Series 2021-1A Class A
1.336% due 07/25/51 4,593 4,609
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A3
0.249% due 10/25/36 171 171
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 14,506 14,521
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 7,852 7,832
Towd Point Mortgage Trust
Series 2019-SJ1 Class M1
4.400% due 11/25/58 (~)(Ê)(Þ) 2,994 3,004
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 7,833 7,876
Voya CLO, Ltd.
Series 2017-1A Class A1R
2.035% due 01/18/29 (USD 3 Month
LIBOR + 0.900%)(Ê)(Þ) 4,183 4,185
154,508
Corporate Bonds and Notes - 23.1%
3M Co.
2.875% due 10/15/27 3,271 3,493
Abbott Laboratories
4.750% due 11/30/36 3,743 4,785
4.900% due 11/30/46 320 445
AbbVie, Inc.
3.600% due 05/14/25 1,400 1,501
Series WI
2.600% due 11/21/24 1,280 1,333
3.800% due 03/15/25 610 657
2.950% due 11/21/26 2,730 2,886
3.200% due 11/21/29 2,190 2,340

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
390 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.050% due 11/21/39 2,540 2,918
4.250% due 11/21/49 610 734
Adobe, Inc.
2.150% due 02/01/27 2,310 2,391
Aetna, Inc.
2.750% due 11/15/22 400 407
Air Lease Corp.
0.700% due 02/15/24 2,040 2,017
3.375% due 07/01/25 1,990 2,097
1.875% due 08/15/26 1,420 1,405
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 760 732
3.000% due 05/18/51 830 829
Ally Financial, Inc.
8.000% due 11/01/31 2,351 3,292
Alphabet, Inc.
1.900% due 08/15/40 440 399
2.050% due 08/15/50 150 135
2.250% due 08/15/60 220 197
Altria Group, Inc.
2.350% due 05/06/25 120 124
4.400% due 02/14/26 671 744
4.800% due 02/14/29 657 748
2.450% due 02/04/32 1,980 1,879
3.400% due 02/04/41 1,660 1,550
4.500% due 05/02/43 3,122 3,336
3.875% due 09/16/46 260 258
5.950% due 02/14/49 170 217
Amazon.com, Inc.
2.100% due 05/12/31 1,530 1,542
2.500% due 06/03/50 340 326
3.100% due 05/12/51 910 976
Series WI
2.800% due 08/22/24 3,867 4,062
3.150% due 08/22/27 370 401
3.875% due 08/22/37 270 318
4.250% due 08/22/57 110 144
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 570 598
5.750% due 04/20/29 (Þ) 500 538
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 188 192
American Express Co.
2.500% due 07/30/24 500 521
3.550% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.854%)(Ê)(ƒ) 330 332
American International Group, Inc.
4.750% due 04/01/48 270 348
American Tower Corp.
3.500% due 01/31/23 3,901 4,039
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 430 429
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 940 960
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.833% due 03/11/51 (Þ) 820 912
Amgen, Inc.
4.400% due 05/01/45 180 217
Series WI
4.663% due 06/15/51 180 232
Anthem, Inc.
4.101% due 03/01/28 400 450
5.100% due 01/15/44 2,398 3,135
4.375% due 12/01/47 80 99
Aon Corp.
8.205% due 01/01/27 1,109 1,426
Apache Corp.
4.375% due 10/15/28 890 957
4.250% due 01/15/30 390 414
5.100% due 09/01/40 128 144
4.750% due 04/15/43 309 338
4.250% due 01/15/44 120 122
5.350% due 07/01/49 194 223
Apollo Investment Corp.
5.250% due 03/03/25 99 103
Apple, Inc.
4.500% due 02/23/36 3,219 4,023
2.650% due 05/11/50 1,000 988
Applied Materials, Inc.
5.100% due 10/01/35 3,498 4,512
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,641
AT&T, Inc.
3.800% due 02/15/27 590 645
4.250% due 03/01/27 200 223
6.950% due 01/15/28 1,810 2,272
1.650% due 02/01/28 510 498
4.500% due 05/15/35 530 612
3.100% due 02/01/43 1,290 1,246
4.800% due 06/15/44 251 300
4.350% due 06/15/45 47 54
3.500% due 02/01/61 760 741
Series WI
4.450% due 04/01/24 3,770 4,055
4.300% due 02/15/30 270 307
2.550% due 12/01/33 120 116
3.500% due 09/15/53 250 254
3.550% due 09/15/55 150 152
3.800% due 12/01/57 1,410 1,479
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 610 677
Ball Corp.
3.125% due 09/15/31 910 885
Bank of America Corp.
4.000% due 01/22/25 120 129
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 400 450
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 70 78
2.884% due 10/22/30 (USD 3 Month
LIBOR + 1.190%)(Ê) 2,550 2,640

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 3,640 3,472
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 2,400 2,430
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 1,330 1,301
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 1,090 1,092
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 1,990 1,935
2.676% due 06/19/41 (SOFR +
1.930%)(Ê) 310 299
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 2,100 2,223
5.000% due 01/21/44 745 978
4.875% due 04/01/44 2,370 3,083
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 60 75
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 1,350 1,630
Series GMTN
4.450% due 03/03/26 160 177
3.500% due 04/19/26 200 216
Bank of America NA
Series BKNT
6.000% due 10/15/36 3,006 4,129
BAT Capital Corp.
Series WI
3.557% due 08/15/27 910 964
Becton Dickinson and Co.
3.363% due 06/06/24 3,871 4,082
3.734% due 12/15/24 779 836
4.685% due 12/15/44 79 99
Bed Bath & Beyond, Inc.
3.749% due 08/01/24 950 967
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 3,052
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 3,491 4,314
Berkshire Hathaway, Inc.
4.500% due 02/11/43 3,614 4,540
Berry Global, Inc.
Series WI
0.950% due 02/15/24 4,119 4,091
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 1,960 1,988
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 1,767 1,881
Blackstone Holdings Finance Co. LLC
4.750% due 02/15/23 (Þ) 3,902 4,099
Boardwalk Pipelines, LP
3.375% due 02/01/23 1,082 1,107
4.800% due 05/03/29 1,963 2,241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boeing Co. (The)
4.875% due 05/01/25 1,000 1,105
2.196% due 02/04/26 3,280 3,285
3.100% due 05/01/26 120 125
2.700% due 02/01/27 140 144
2.800% due 03/01/27 150 154
3.200% due 03/01/29 1,260 1,305
5.150% due 05/01/30 700 816
3.250% due 02/01/35 300 301
5.705% due 05/01/40 590 757
3.750% due 02/01/50 1,170 1,231
5.805% due 05/01/50 250 343
3.950% due 08/01/59 1,030 1,090
5.930% due 05/01/60 120 169
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 300 324
BP Capital Markets America, Inc.
2.750% due 05/10/23 3,063 3,160
3.410% due 02/11/26 500 539
3.119% due 05/04/26 20 21
3.000% due 02/24/50 3,630 3,590
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 1,409 1,617
Bristol-Myers Squibb Co.
2.350% due 11/13/40 270 258
Series WI
3.900% due 02/20/28 1,305 1,467
3.400% due 07/26/29 790 869
5.000% due 08/15/45 1,055 1,436
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 3,400 3,342
Series WI
4.300% due 11/15/32 1,140 1,270
Brown & Brown, Inc.
4.200% due 09/15/24 3,753 4,051
Buckeye Partners, LP
3.950% due 12/01/26 529 542
5.850% due 11/15/43 236 233
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 340 421
Cabot Oil & Gas Corp.
4.375% due 06/01/24 (Þ) 650 695
3.900% due 05/15/27 (Þ) 1,240 1,353
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 250 275
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 2,589 3,418
Carrier Global Corp.
Series WI
2.700% due 02/15/31 20 21
3.577% due 04/05/50 110 119
CBL & Associates, LP
5.250% due 12/01/23 400 304
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 2,296 2,398

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
392 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.125% due 05/01/27 (Þ) 240 249
4.500% due 08/15/30 (Þ) 50 51
Series WI
4.500% due 05/01/32 1,970 1,979
Centene Corp.
Series WI
4.250% due 12/15/27 280 293
4.625% due 12/15/29 990 1,068
3.375% due 02/15/30 1,200 1,232
CenterPoint Energy Houston Electric
LLC
4.500% due 04/01/44 650 830
CF Industries, Inc.
3.450% due 06/01/23 568 589
5.150% due 03/15/34 65 79
Charles Schwab Corp. (The)
2.000% due 03/20/28 500 505
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 890 903
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
2.250% due 01/15/29 1,590 1,561
3.500% due 06/01/41 730 717
3.500% due 03/01/42 1,010 986
5.750% due 04/01/48 1,320 1,687
3.850% due 04/01/61 230 222
3.950% due 06/30/62 640 627
Series WI
4.908% due 07/23/25 3,973 4,418
3.750% due 02/15/28 320 348
6.384% due 10/23/35 70 91
6.484% due 10/23/45 60 83
6.834% due 10/23/55 80 119
Cheniere Energy Partners, LP
3.250% due 01/31/32 (Þ) 1,200 1,189
Chevron Corp.
2.566% due 05/16/23 1,973 2,025
0.426% due 08/11/23 3,521 3,515
1.995% due 05/11/27 1,999 2,037
3.850% due 01/15/28 210 235
2.343% due 08/12/50 470 441
CHS/Community Health Systems, Inc.
6.875% due 04/15/29 (Þ) 510 525
Cigna Corp.
2.400% due 03/15/30 610 616
3.200% due 03/15/40 1,960 2,020
3.875% due 10/15/47 2,807 3,143
Series WI
4.375% due 10/15/28 1,940 2,224
4.800% due 08/15/38 790 971
Cintas Corp. No. 2
3.700% due 04/01/27 340 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cisco Systems, Inc.
3.625% due 03/04/24 2,347 2,503
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 2,270 2,338
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 340 358
3.980% due 03/20/30 (USD 3 Month
LIBOR + 1.338%)(Ê) 300 335
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 820 855
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 670 768
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 340 343
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 3,710 3,726
2.520% due 11/03/32 (SOFR +
1.177%)(Ê) 1,310 1,306
8.125% due 07/15/39 1,595 2,708
6.675% due 09/13/43 2,774 4,235
4.650% due 07/23/48 235 309
Series Y
4.150% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.000%)(Ê)(ƒ) 930 933
Clorox Co. (The)
1.800% due 05/15/30 770 749
CNH Industrial Capital LLC
1.950% due 07/02/23 4,081 4,156
Coca-Cola Co. (The)
1.450% due 06/01/27 3,587 3,571
1.375% due 03/15/31 330 311
4.125% due 03/25/40 430 515
2.500% due 06/01/40 20 20
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 2,416 2,644
Comcast Corp.
3.700% due 04/15/24 3,381 3,606
3.400% due 04/01/30 830 905
4.250% due 10/15/30 330 381
7.050% due 03/15/33 530 762
3.250% due 11/01/39 180 189
3.750% due 04/01/40 70 78
3.400% due 07/15/46 50 54
4.000% due 03/01/48 320 372
2.887% due 11/01/51 (Þ) 1,143 1,112
2.937% due 11/01/56 (Þ) 109 105
2.987% due 11/01/63 (Þ) 454 434
CommonSpirit Health
2.782% due 10/01/30 320 327
4.350% due 11/01/42 50 57
3.910% due 10/01/50 320 360
Commonwealth Edison Co.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.450% due 01/15/38 440 639
Comstock Resources, Inc.
5.875% due 01/15/30 (Þ) 1,370 1,425
ConocoPhillips Co.
3.750% due 10/01/27 (Þ) 390 429
Consolidated Edison Co. of New York,
Inc.
Series 06-A
5.850% due 03/15/36 2,197 2,889
Constellation Brands, Inc.
4.250% due 05/01/23 4,072 4,282
4.750% due 11/15/24 290 320
Consumers Energy Co.
2.500% due 05/01/60 390 358
Continental Resources, Inc.
4.500% due 04/15/23 1,123 1,168
Corning, Inc.
3.900% due 11/15/49 360 412
Costco Wholesale Corp.
2.750% due 05/18/24 3,931 4,117
1.600% due 04/20/30 460 448
Coterra Energy, Inc.
4.375% due 03/15/29 (Þ) 1,110 1,261
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 670 695
Crown Castle International Corp.
5.200% due 02/15/49 3,248 4,236
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 356 438
CVS Health Corp.
2.625% due 08/15/24 260 271
3.625% due 04/01/27 150 164
4.300% due 03/25/28 371 420
3.250% due 08/15/29 385 411
3.750% due 04/01/30 400 441
2.125% due 09/15/31 790 771
4.780% due 03/25/38 960 1,175
4.125% due 04/01/40 180 206
2.700% due 08/21/40 1,640 1,572
5.125% due 07/20/45 360 474
5.050% due 03/25/48 1,000 1,315
DCP Midstream LLC
3.875% due 03/15/23 57 59
DCP Midstream Operating, LP
8.125% due 08/16/30 146 198
6.450% due 11/03/36 (Þ) 200 258
5.600% due 04/01/44 175 210
Series A
7.375% due 12/31/99 (USD 3 Month
LIBOR + 5.148%)(Ê)(ƒ) 310 311
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 500 758
8.350% due 07/15/46 130 216
Delta Air Lines, Inc.
3.800% due 04/19/23 140 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 10/28/24 281 287
7.000% due 05/01/25 (Þ) 1,190 1,389
4.500% due 10/20/25 (Þ) 650 694
7.375% due 01/15/26 440 517
4.750% due 10/20/28 (Þ) 750 833
3.750% due 10/28/29 237 241
Devon Energy Corp.
5.850% due 12/15/25 900 1,037
5.250% due 10/15/27 (Þ) 91 97
5.875% due 06/15/28 (Þ) 519 569
4.500% due 01/15/30 (Þ) 790 859
7.875% due 09/30/31 20 28
5.600% due 07/15/41 350 442
4.750% due 05/15/42 640 744
5.000% due 06/15/45 1,540 1,873
DH Europe Finance II SARL
2.600% due 11/15/29 2,992 3,113
Diamondback Energy, Inc.
3.500% due 12/01/29 1,490 1,587
4.400% due 03/24/51 600 692
Discover Bank
Series BKNT
3.450% due 07/27/26 3,000 3,213
Discover Financial Services
4.100% due 02/09/27 3,174 3,496
Dollar General Corp.
3.250% due 04/15/23 3,990 4,114
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 310 333
Domtar Corp.
6.250% due 09/01/42 2,899 3,019
DPL, Inc.
Series AI
4.350% due 04/15/29 164 177
DR Horton, Inc.
2.500% due 10/15/24 1,000 1,041
Duke Energy Carolinas LLC
6.100% due 06/01/37 660 903
Duke Energy Indiana LLC
Series YYY
3.250% due 10/01/49 290 307
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 154
2.125% due 06/01/30 460 456
DuPont de Nemours, Inc.
4.205% due 11/15/23 3,855 4,109
eBay, Inc.
2.600% due 05/10/31 270 273
Edison International
4.950% due 04/15/25 580 636
4.125% due 03/15/28 2,972 3,183
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 770 795

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
394 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 1,170 1,452
Embarq Corp.
7.995% due 06/01/36 313 346
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 3,225
Energy Transfer Operating, LP
4.500% due 04/15/24 1,100 1,181
2.900% due 05/15/25 320 334
3.750% due 05/15/30 570 608
6.125% due 12/15/45 440 564
6.250% due 04/15/49 120 159
Series 10Y
4.950% due 06/15/28 160 183
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 1,460 1,511
Energy Transfer, LP
5.500% due 06/01/27 1,140 1,319
6.625% due 12/31/99 (USD 3 Month
LIBOR + 4.155%)(Ê)(ƒ) 440 426
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 1,060 1,087
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 1,750 1,831
EnLink Midstream LLC
5.625% due 01/15/28 (Þ) 1,210 1,283
EnLink Midstream Partners, LP
5.450% due 06/01/47 93 93
Enstar Group, Ltd.
4.950% due 06/01/29 2,800 3,157
Enterprise Products Operating LLC
4.150% due 10/16/28 680 769
2.800% due 01/31/30 380 395
7.550% due 04/15/38 40 61
5.700% due 02/15/42 140 185
4.850% due 03/15/44 340 411
3.700% due 01/31/51 890 944
3.300% due 02/15/53 570 571
3.950% due 01/31/60 600 658
5.375% due 02/15/78 (USD 3 Month
LIBOR + 2.570%)(Ê) 1,220 1,253
Series D
6.875% due 03/01/33 770 1,062
Series E
5.250% due 08/16/77 (USD 3 Month
LIBOR + 3.033%)(Ê) 3,381 3,551
EOG Resources, Inc.
4.150% due 01/15/26 230 254
4.375% due 04/15/30 900 1,047
4.950% due 04/15/50 150 204
EPR Properties Co.
4.500% due 06/01/27 650 699
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EQM Midstream Partners, LP
Series 30Y
6.500% due 07/15/48 100 119
EQT Corp.
3.125% due 05/15/26 (Þ) 130 131
3.900% due 10/01/27 780 833
7.000% due 02/01/30 523 669
3.625% due 05/15/31 (Þ) 110 112
Equifax, Inc.
2.350% due 09/15/31 2,480 2,433
Equities Corp.
6.125% due 02/01/25 30 34
Essex Portfolio, LP
3.250% due 05/01/23 3,952 4,079
Exelon Corp.
4.950% due 06/15/35 2,200 2,663
Exelon Generation Co. LLC
5.600% due 06/15/42 2,552 3,089
Exxon Mobil Corp.
3.482% due 03/19/30 200 222
4.227% due 03/19/40 840 1,004
4.114% due 03/01/46 250 300
4.327% due 03/19/50 60 76
3.452% due 04/15/51 480 532
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 3,782 4,019
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 450 507
First Horizon Corp.
3.550% due 05/26/23 3,935 4,085
FirstEnergy Corp.
Series B
3.900% due 07/15/27 1,020 1,106
Series C
7.375% due 11/15/31 840 1,144
4.850% due 07/15/47 497 603
3.400% due 03/01/50 325 323
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 2,110 2,062
Florida Power & Light Co.
3.150% due 10/01/49 150 164
Ford Holdings LLC
9.300% due 03/01/30 266 363
Ford Motor Co.
6.625% due 10/01/28 547 656
4.750% due 01/15/43 356 389
5.291% due 12/08/46 135 155
Ford Motor Credit Co. LLC
5.125% due 06/16/25 200 217
2.700% due 08/10/26 1,620 1,618
4.125% due 08/17/27 480 510
2.900% due 02/16/28 200 198
5.113% due 05/03/29 1,014 1,127
3.625% due 06/17/31 210 212
Series FXD

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.350% due 11/01/22 1,710 1,736
Series GMTN
4.389% due 01/08/26 281 301
Fortinet, Inc.
2.200% due 03/15/31 1,470 1,454
Fox Corp.
Series WI
5.476% due 01/25/39 520 672
Freeport-McMoRan, Inc.
3.875% due 03/15/23 393 405
5.400% due 11/14/34 673 822
FS KKR Capital Corp.
3.400% due 01/15/26 4,006 4,118
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 4,194 5,102
General Dynamics Corp.
3.250% due 04/01/25 140 149
3.500% due 05/15/25 60 65
3.625% due 04/01/30 370 414
4.250% due 04/01/40 800 977
4.250% due 04/01/50 90 117
General Electric Co.
Series GMTN
6.875% due 01/10/39 653 994
Series MTNA
6.750% due 03/15/32 3,056 4,200
General Mills, Inc.
3.700% due 10/17/23 3,869 4,081
General Motors Co.
4.875% due 10/02/23 3,280 3,518
5.400% due 10/02/23 180 195
6.125% due 10/01/25 320 371
6.250% due 10/02/43 450 614
6.750% due 04/01/46 390 566
Genting New York LLC
3.300% due 02/15/26 (Þ) 1,780 1,753
Gilead Sciences, Inc.
5.650% due 12/01/41 190 262
4.750% due 03/01/46 315 402
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 606 650
5.375% due 04/15/26 1,167 1,316
5.300% due 01/15/29 1,806 2,066
Goldman Sachs Group, Inc. (The)
4.250% due 10/21/25 510 559
3.500% due 11/16/26 590 632
3.814% due 04/23/29 (USD 3 Month
LIBOR + 1.158%)(Ê) 770 844
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 120 134
3.800% due 03/15/30 1,450 1,606
2.650% due 10/21/32 (SOFR +
1.264%)(Ê) 1,930 1,944
5.150% due 05/22/45 620 820
Series DMTN
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 3,210 3,155
Series V
4.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.949%)(Ê)(ƒ) 230 231
Golub Capital BDC, Inc.
3.375% due 04/15/24 3,892 4,032
Halliburton Co.
5.000% due 11/15/45 90 111
Hartford Financial Services Group, Inc.
6.625% due 03/30/40 2,344 3,391
HCA, Inc.
7.690% due 06/15/25 322 387
5.125% due 06/15/39 160 198
5.500% due 06/15/47 2,633 3,474
Hershey Co. (The)
1.700% due 06/01/30 580 570
Hexcel Corp.
4.700% due 08/15/25 2,964 3,271
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 430 448
5.750% due 05/01/28 (Þ) 310 333
Home Depot, Inc. (The)
3.750% due 02/15/24 3,794 4,024
2.500% due 04/15/27 80 84
3.900% due 12/06/28 40 45
2.700% due 04/15/30 330 348
3.300% due 04/15/40 150 163
3.350% due 04/15/50 460 512
Howmet Aerospace, Inc.
5.950% due 02/01/37 437 526
HSBC Holdings PLC
7.200% due 07/15/97 2,189 3,980
Humana, Inc.
3.850% due 10/01/24 400 430
4.500% due 04/01/25 80 88
3.950% due 03/15/27 130 143
8.150% due 06/15/38 2,243 3,586
4.625% due 12/01/42 150 185
4.950% due 10/01/44 210 272
IHS Markit , Ltd.
4.125% due 08/01/23 359 378
Intel Corp.
2.800% due 08/12/41 370 369
4.950% due 03/25/60 520 734
3.200% due 08/12/61 220 226
International Business Machines Corp.
3.625% due 02/12/24 3,814 4,049
International Paper Co.
8.700% due 06/15/38 1,225 2,012
JC Penney Corp., Inc.
7.400% due 04/01/37 (Š) 250 —
Jefferies Financial Group, Inc.
6.625% due 10/23/43 3,000 4,110
Jefferies Group LLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
396 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 01/20/43 2,635 3,689
Johnson & Johnson
2.100% due 09/01/40 770 732
2.450% due 09/01/60 540 522
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 3,933 3,957
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 50 56
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 230 262
8.750% due 09/01/30 800 1,195
2.739% due 10/15/30 (SOFR +
1.510%)(Ê) 490 502
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 170 172
2.956% due 05/13/31 (SOFR +
2.515%)(Ê) 1,450 1,497
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 2,150 2,057
2.580% due 04/22/32 (SOFR +
1.250%)(Ê) 1,910 1,924
4.950% due 06/01/45 700 922
4.260% due 02/22/48 (USD 3 Month
LIBOR + 1.580%)(Ê) 390 479
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 280 290
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 2,660 2,871
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 900 897
Kaiser Foundation Hospitals
4.150% due 05/01/47 130 161
Series 2019
3.266% due 11/01/49 90 98
Series 2021
2.810% due 06/01/41 330 335
3.002% due 06/01/51 300 312
Kimco Realty Corp.
2.250% due 12/01/31 1,230 1,198
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,904 4,040
5.500% due 03/01/44 40 50
5.400% due 09/01/44 30 37
Kinder Morgan, Inc.
4.300% due 06/01/25 750 820
4.300% due 03/01/28 410 460
5.550% due 06/01/45 310 399
5.050% due 02/15/46 170 207
5.200% due 03/01/48 180 225
Series GMTN
7.750% due 01/15/32 2,240 3,177
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 67
KKR Group Finance Co. III LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 06/01/44 (Þ) 800 1,034
Kraft Heinz Foods Co.
6.875% due 01/26/39 377 552
7.125% due 08/01/39 (Þ) 428 650
Series WI
5.200% due 07/15/45 855 1,087
4.875% due 10/01/49 728 902
Kroger Co. (The)
3.850% due 08/01/23 3,923 4,114
Kyndryl Holdings, Inc.
2.050% due 10/15/26 (Þ) 480 475
3.150% due 10/15/31 (Þ) 1,270 1,244
4.100% due 10/15/41 (Þ) 910 904
L Brands, Inc.
7.600% due 07/15/37 65 77
L3Harris Technologies, Inc.
2.900% due 12/15/29 1,770 1,853
Laboratory Corp. of America Holdings
3.250% due 09/01/24 3,848 4,068
Lam Research Corp.
1.900% due 06/15/30 510 505
2.875% due 06/15/50 210 214
Las Vegas Sands Corp.
3.200% due 08/08/24 1,640 1,677
2.900% due 06/25/25 6,873 6,974
Lehman Brothers Holdings, Inc.
7.000% due 09/27/27 (Ø)(Æ) 735 4
6.875% due 05/02/49 (Ø)(Æ) 682 4
6.625% due 12/31/49 (Ø)(Æ) 456 2
Lennar Corp.
4.500% due 04/30/24 110 118
Series WI
5.000% due 06/15/27 20 23
4.750% due 11/29/27 70 79
Lennox International, Inc.
1.700% due 08/01/27 400 394
Liberty Interactive LLC
8.250% due 02/01/30 294 320
Lithia Motors, Inc.
4.625% due 12/15/27 (Þ) 430 455
3.875% due 06/01/29 (Þ) 760 787
Lockheed Martin Corp.
1.850% due 06/15/30 520 514
4.500% due 05/15/36 100 123
Series B
6.150% due 09/01/36 2,696 3,806
Lowe's Cos., Inc.
3.875% due 09/15/23 3,844 4,041
4.500% due 04/15/30 210 245
1.700% due 10/15/30 510 487
2.800% due 09/15/41 370 364
3.000% due 10/15/50 660 661
LPL Holdings, Inc.
4.375% due 05/15/31 (Þ) 310 317
M&T Bank Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.679%)(Ê)(ƒ) 330 324
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 345 338
6.375% due 03/15/37 50 53
Main Street Capital Corp.
5.200% due 05/01/24 3,798 4,102
Markel Corp.
5.000% due 05/20/49 2,599 3,390
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 400 422
Mars, Inc.
2.375% due 07/16/40 (Þ) 870 841
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 3,805 4,062
Massachusetts Mutual Life Insurance Co.
3.375% due 04/15/50 (Þ) 790 847
Mastercard , Inc.
3.300% due 03/26/27 480 521
3.850% due 03/26/50 680 827
Mattel, Inc.
6.200% due 10/01/40 73 93
McDonald's Corp.
3.500% due 07/01/27 3,889 4,240
3.600% due 07/01/30 310 344
4.450% due 03/01/47 300 374
4.450% due 09/01/48 300 376
3.625% due 09/01/49 60 67
4.200% due 04/01/50 530 650
MDC Holdings, Inc.
2.500% due 01/15/31 560 542
6.000% due 01/15/43 260 329
Merck & Co., Inc.
2.800% due 05/18/23 3,974 4,113
1.450% due 06/24/30 290 279
2.350% due 06/24/40 420 402
2.450% due 06/24/50 190 181
Microchip Technology, Inc.
0.972% due 02/15/24 (Þ) 1,620 1,610
0.983% due 09/01/24 (Þ) 640 634
Micron Technology, Inc.
2.703% due 04/15/32 560 559
3.366% due 11/01/41 130 130
Microsoft Corp.
3.625% due 12/15/23 3,868 4,087
3.300% due 02/06/27 70 76
3.450% due 08/08/36 450 517
2.525% due 06/01/50 1,110 1,092
2.921% due 03/17/52 300 318
Mid-America Apartments, LP
3.750% due 06/15/24 3,861 4,106
MidAmerican Energy Co.
3.650% due 04/15/29 160 178
3.150% due 04/15/50 370 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 3,006
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 950 1,034
Molson Coors Brewing Co.
4.200% due 07/15/46 160 179
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 1,696 1,752
1.875% due 10/15/32 3,796 3,626
2.625% due 09/04/50 190 179
Morgan Stanley
3.737% due 04/24/24 (USD 3 Month
LIBOR + 0.847%)(Ê) 690 719
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 130 133
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 560 555
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 270 295
1.794% due 02/13/32 (SOFR +
1.034%)(Ê) 280 264
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 960 957
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 1,690 1,642
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 4,120 4,328
2.802% due 01/25/52 (SOFR +
1.430%)(Ê) 20 20
Series GMTN
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 40 46
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 110 112
2.239% due 07/21/32 (SOFR +
1.178%)(Ê) 670 654
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 615 774
MPLX, LP
4.800% due 02/15/29 430 496
4.500% due 04/15/38 770 868
4.700% due 04/15/48 150 176
Series 0006
5.200% due 03/01/47 150 185
MPT Operating Partnership, LP / MPT
Finance Corp.
5.000% due 10/15/27 410 432
4.625% due 08/01/29 390 412
Murphy Oil Corp.
7.050% due 05/01/29 30 34
5.875% due 12/01/42 91 92
Nasdaq, Inc.
0.445% due 12/21/22 3,609 3,604
2.500% due 12/21/40 460 427
Navient Corp.
Series MTN

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
398 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 08/01/33 460 436
NBCUniversal Media LLC
4.450% due 01/15/43 19 23
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,895 3,042
Netflix, Inc.
5.375% due 11/15/29 (Þ) 190 229
4.875% due 06/15/30 (Þ) 380 447
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 630 723
4.450% due 05/15/69 (Þ) 180 231
Newell Brands, Inc.
3.850% due 04/01/23 264 275
4.200% due 04/01/26 570 624
5.375% due 04/01/36 118 143
5.500% due 04/01/46 85 107
Newfield Exploration Co.
5.625% due 07/01/24 720 793
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 3,303
NIKE, Inc.
2.750% due 03/27/27 4,168 4,429
Northern Oil and Gas, Inc.
8.125% due 03/01/28 (Þ) 680 731
Northrop Grumman Corp.
3.250% due 08/01/23 3,974 4,152
5.150% due 05/01/40 570 744
5.250% due 05/01/50 370 527
Series 000N
4.030% due 10/15/47 730 875
Northwest Pipeline LLC
7.125% due 12/01/25 990 1,185
Series WI
4.000% due 04/01/27 500 548
Northwestern Mutual Life Insurance Co.
(The)
3.450% due 03/30/51 (Þ) 2,150 2,356
3.625% due 09/30/59 (Þ) 280 312
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,490 1,490
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 451
NVIDIA Corp.
3.500% due 04/01/40 190 213
3.500% due 04/01/50 10 11
3.700% due 04/01/60 80 95
Occidental Petroleum Corp.
2.900% due 08/15/24 1,089 1,109
5.550% due 03/15/26 350 386
3.400% due 04/15/26 451 460
3.200% due 08/15/26 125 127
3.000% due 02/15/27 1,240 1,240
7.500% due 05/01/31 155 202
6.450% due 09/15/36 539 686
7.950% due 06/15/39 170 227
4.300% due 08/15/39 323 325
6.200% due 03/15/40 572 693
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 07/15/44 175 177
4.625% due 06/15/45 200 207
6.600% due 03/15/46 110 141
4.400% due 04/15/46 38 38
4.100% due 02/15/47 422 411
Oceaneering International, Inc.
4.650% due 11/15/24 355 369
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 632 666
3.250% due 04/15/33 4,263 4,203
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 310 335
Oracle Corp.
3.900% due 05/15/35 3,643 3,957
4.000% due 07/15/46 430 464
3.950% due 03/25/51 220 239
4.100% due 03/25/61 920 1,010
Otis Worldwide Corp.
Series WI
2.565% due 02/15/30 220 224
Ovintiv , Inc.
6.500% due 08/15/34 36 48
5.150% due 11/15/41 283 329
Owl Rock Capital Corp.
2.875% due 06/11/28 4,137 4,080
Pacific Gas and Electric Co.
4.250% due 08/01/23 530 552
2.100% due 08/01/27 410 398
2.500% due 02/01/31 260 248
3.300% due 08/01/40 60 57
4.950% due 07/01/50 270 299
3.500% due 08/01/50 110 104
Pactiv LLC
7.950% due 12/15/25 202 225
8.375% due 04/15/27 125 140
Park-Ohio Holdings Corp.
Series WI
6.625% due 04/15/27 370 348
Parsley Energy LLC
4.125% due 02/15/28 (Þ) 50 52
PayPal Holdings, Inc.
1.650% due 06/01/25 390 396
2.300% due 06/01/30 610 621
3.250% due 06/01/50 190 206
PepsiCo, Inc.
2.625% due 03/19/27 3,351 3,538
1.625% due 05/01/30 170 166
Pfizer, Inc.
2.550% due 05/28/40 210 209
2.700% due 05/28/50 370 375
Series 5YR
3.200% due 09/15/23 3,876 4,063
Philip Morris International, Inc.
2.875% due 05/01/24 750 785
3.250% due 11/10/24 3,543 3,768
2.100% due 05/01/30 300 297

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.750% due 11/01/30 1,340 1,284
Pioneer Natural Resources Co.
2.150% due 01/15/31 1,300 1,253
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (USD 3 Month
LIBOR + 4.110%)(Ê) 1,570 1,417
Plains All American Pipeline, LP / PAA
Finance Corp.
Series WI
6.700% due 05/15/36 50 62
Procter & Gamble Co. (The)
2.800% due 03/25/27 3,312 3,539
3.000% due 03/25/30 260 282
1.200% due 10/29/30 590 558
Progress Energy, Inc.
7.750% due 03/01/31 2,142 2,990
Prologis, LP
1.250% due 10/15/30 800 746
Range Resources Corp.
5.000% due 03/15/23 225 231
8.250% due 01/15/29 (Þ) 540 610
Series WI
4.875% due 05/15/25 640 667
9.250% due 02/01/26 1,020 1,102
Raymond James Financial, Inc.
3.750% due 04/01/51 630 718
Raytheon Technologies Corp.
3.650% due 08/16/23 19 20
Series WI
3.200% due 03/15/24 3,032 3,187
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 2,952 3,080
Republic Services, Inc.
2.500% due 08/15/24 280 291
3.375% due 11/15/27 1,300 1,401
Retail Properties of America, Inc.
4.000% due 03/15/25 3,259 3,431
Roche Holdings, Inc.
0.450% due 03/05/24 (Þ) 1,826 1,814
Rocket Mortgage LLC / Rocket Mortgage
Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 600 596
4.000% due 10/15/33 (Þ) 560 551
Rockies Express Pipeline LLC
3.600% due 05/15/25 (Þ) 98 102
4.950% due 07/15/29 (Þ) 289 309
4.800% due 05/15/30 (Þ) 300 320
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 170 161
S&P Global, Inc.
1.250% due 08/15/30 270 253
3.250% due 12/01/49 110 120
2.300% due 08/15/60 210 183
Series WI
2.950% due 01/22/27 3,847 4,094
Safeway, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 02/01/31 356 429
Salesforce.com, Inc.
1.500% due 07/15/28 240 236
1.950% due 07/15/31 190 189
2.900% due 07/15/51 770 792
3.050% due 07/15/61 300 313
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 370 425
Series VVV
1.700% due 10/01/30 940 898
Santander Holdings USA, Inc.
Series FXD
3.500% due 06/07/24 1,456 1,537
Series WI
3.244% due 10/05/26 1,550 1,633
4.400% due 07/13/27 808 899
Seagate HDD Cayman
4.750% due 06/01/23 852 891
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 385
Senior Housing Properties Trust
4.750% due 05/01/24 440 454
4.750% due 02/15/28 383 381
Service Properties Trust
4.500% due 06/15/23 760 775
4.350% due 10/01/24 1,198 1,207
4.750% due 10/01/26 220 218
4.375% due 02/15/30 565 533
Sherwin-Williams Co. (The)
2.300% due 05/15/30 3,826 3,849
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 3,703 3,837
Simon Property Group, LP
3.500% due 09/01/25 720 776
Skyworks Solutions, Inc.
1.800% due 06/01/26 620 621
Southern California Edison Co.
2.250% due 06/01/30 1,020 1,004
3.650% due 02/01/50 690 744
Series C
4.125% due 03/01/48 470 530
Series G
2.500% due 06/01/31 470 470
Southern Power Co.
Series F
4.950% due 12/15/46 3,139 3,838
Southwest Airlines Co.
4.750% due 05/04/23 1,580 1,672
5.250% due 05/04/25 250 280
Southwestern Energy Co.
6.200% due 01/23/25 339 369
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 3,002
Spirit AeroSystems , Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
400 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.600% due 06/15/28 460 454
Sprint Capital Corp.
8.750% due 03/15/32 761 1,139
Starbucks Corp.
2.550% due 11/15/30 3,760 3,846
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 330 357
6.100% due 02/15/42 2,633 3,254
5.300% due 04/01/44 50 59
SVB Financial Group
Series C
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.202%)(Ê)(ƒ) 80 80
Synchrony Financial
5.150% due 03/19/29 2,751 3,202
SYNNEX Corp.
1.250% due 08/09/24 (Þ) 2,050 2,044
Sysco Corp.
3.250% due 07/15/27 3,573 3,831
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 230 253
4.875% due 02/01/31 270 291
4.000% due 01/15/32 (Þ) 1,520 1,568
Target Corp.
3.375% due 04/15/29 510 563
TCI Communications, Inc.
7.875% due 02/15/26 2,358 2,977
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 400 523
4.375% due 09/15/54 (USD 3 Month
LIBOR + 2.661%)(Ê)(Þ) 200 209
Tenet Healthcare Corp.
6.875% due 11/15/31 255 292
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 1,780 1,812
Texas Eastern Transmission, LP
4.150% due 01/15/48 (Þ) 1,700 1,928
Texas Instruments, Inc.
2.900% due 11/03/27 450 485
2.250% due 09/04/29 940 967
1.750% due 05/04/30 270 266
3.875% due 03/15/39 550 652
The Williams Companies, Inc.
3.500% due 10/15/51 180 184
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 2,813 3,894
Time Warner Cable LLC
6.550% due 05/01/37 320 430
7.300% due 07/01/38 960 1,382
6.750% due 06/15/39 70 96
5.500% due 09/01/41 2,500 3,058
Time Warner Entertainment Co., LP
8.375% due 03/15/23 2,157 2,379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.375% due 07/15/33 340 500
T-Mobile USA, Inc.
2.625% due 02/15/29 170 168
2.875% due 02/15/31 380 378
Series WI
3.875% due 04/15/30 1,160 1,268
2.550% due 02/15/31 3,509 3,482
3.000% due 02/15/41 400 385
3.300% due 02/15/51 690 677
Transcontinental Gas Pipe Line Co. LLC
4.450% due 08/01/42 1,130 1,329
Series WI
7.850% due 02/01/26 1,940 2,391
3.250% due 05/15/30 190 202
Trinity Industries, Inc.
4.550% due 10/01/24 415 440
Tsmc Arizona Corp.
2.500% due 10/25/31 840 850
3.125% due 10/25/41 560 584
3.250% due 10/25/51 620 654
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 3,155 4,476
Tyson Foods, Inc.
4.875% due 08/15/34 3,130 3,830
Union Pacific Corp.
3.750% due 02/05/70 320 372
Series WI
2.891% due 04/06/36 950 990
3.839% due 03/20/60 390 462
United Airlines Pass-Through Trust
4.875% due 01/15/26 1,239 1,310
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 140 144
United States Steel Corp.
6.650% due 06/01/37 278 295
United Technologies Corp.
4.625% due 11/16/48 690 894
UnitedHealth Group, Inc.
3.875% due 12/15/28 130 147
2.875% due 08/15/29 400 425
2.000% due 05/15/30 660 657
5.700% due 10/15/40 400 560
Unum Group
4.500% due 12/15/49 3,195 3,463
Verizon Communications, Inc.
4.125% due 03/16/27 3,126 3,494
2.100% due 03/22/28 290 291
3.150% due 03/22/30 150 159
7.750% due 12/01/30 340 485
2.550% due 03/21/31 520 524
4.500% due 08/10/33 1,490 1,759
6.400% due 09/15/33 521 707
5.250% due 03/16/37 890 1,156
2.650% due 11/20/40 310 293
3.400% due 03/22/41 980 1,028

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.850% due 09/03/41 180 176
4.125% due 08/15/46 270 316
5.500% due 03/16/47 50 70
4.000% due 03/22/50 180 206
2.875% due 11/20/50 900 858
3.550% due 03/22/51 2,510 2,707
3.000% due 11/20/60 1,410 1,332
3.700% due 03/22/61 4,550 4,945
Series WI
4.329% due 09/21/28 166 189
4.862% due 08/21/46 390 512
2.987% due 10/30/56 220 209
Visa, Inc.
2.050% due 04/15/30 180 183
2.700% due 04/15/40 260 266
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 3,936 4,212
Vontier Corp.
1.800% due 04/01/26 (Þ) 630 620
2.400% due 04/01/28 (Þ) 1,430 1,400
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 3,276 3,423
Wachovia Corp.
5.500% due 08/01/35 3,040 3,921
Walmart, Inc.
2.650% due 12/15/24 3,902 4,109
1.800% due 09/22/31 620 611
2.650% due 09/22/51 500 511
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 3,803 4,068
6.650% due 11/15/37 200 298
5.400% due 10/01/43 450 622
Waste Management, Inc.
3.150% due 11/15/27 720 773
Wells Fargo & Co.
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 880 876
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 130 133
3.000% due 10/23/26 450 475
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 500 531
2.393% due 06/02/28 (SOFR +
2.100%)(Ê) 4,251 4,321
4.478% due 04/04/31 (SOFR +
4.032%)(Ê) 690 798
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 610 626
5.375% due 11/02/43 470 627
4.750% due 12/07/46 390 494
5.013% due 04/04/51 (SOFR +
4.502%)(Ê) 1,670 2,306
Western Gas Partners, LP
5.500% due 08/15/48 160 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Western Midstream Operating, LP
2.222% due 01/13/23 (USD 3 Month
LIBOR + 2.100%)(Ê) 650 645
3.100% due 02/01/25 390 408
4.650% due 07/01/26 520 562
4.500% due 03/01/28 130 141
4.050% due 02/01/30 1,130 1,239
5.450% due 04/01/44 870 1,021
5.300% due 03/01/48 500 582
5.250% due 02/01/50 450 539
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 3,948 4,193
Williams Cos., Inc. (The)
7.750% due 06/15/31 300 414
Wyndham Destinations, Inc.
5.750% due 04/01/27 117 127
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 760 800
Xerox Corp.
4.800% due 03/01/35 455 454
XTO Energy, Inc.
6.750% due 08/01/37 3,121 4,533
Yum! Brands, Inc.
6.875% due 11/15/37 81 102
933,292
International Debt - 17.5%
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 3,745 4,113
Abu Dhabi Government International
Bond
1.700% due 03/02/31 (Þ) 460 442
3.875% due 04/16/50 (Þ) 1,380 1,583
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 390 429
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 3,264 3,356
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.300% due 01/23/23 200 206
4.500% due 09/15/23 470 498
3.150% due 02/15/24 1,100 1,143
1.750% due 01/30/26 510 502
3.300% due 01/30/32 720 733
3.400% due 10/29/33 300 305
3.850% due 10/29/41 810 838
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 3,981 4,105
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 5,740 5,801
Series REGS
2.634% due 05/17/26 1,300 1,314
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 3,973 4,080

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
402 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alibaba Group Holding, Ltd.
2.125% due 02/09/31 640 614
2.700% due 02/09/41 750 686
3.150% due 02/09/51 1,030 982
Series WI
3.600% due 11/28/24 2,950 3,138
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 3,750 4,062
Alrosa Finance SA
4.650% due 04/09/24 (Þ) 1,500 1,589
Anglo American Capital PLC
4.750% due 04/10/27 (Þ) 220 247
4.500% due 03/15/28 (Þ) 930 1,042
Anheuser-Busch InBev Worldwide, Inc.
4.900% due 02/01/46 490 625
5.550% due 01/23/49 770 1,080
4.500% due 06/01/50 300 372
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 4,043 4,042
Ares LXI CLO, Ltd.
Series 2021-61A Class A
1.282% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 15,804 15,813
Argentine Republic Government
International Bond
1.000% due 07/09/29 129 47
0.750% due 07/09/30 (~)(Ê) 2,195 749
1.500% due 07/09/35 (~)(Ê) 473 146
3.500% due 07/09/41 (~)(Ê) 1,530 526
AstraZeneca PLC
0.300% due 05/26/23 4,157 4,144
Avolon Holdings Funding, Ltd.
3.950% due 07/01/24 (Þ) 480 506
2.875% due 02/15/25 (Þ) 390 400
4.250% due 04/15/26 (Þ) 1,680 1,805
Avon Products, Inc.
8.950% due 03/15/43 72 90
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 2,846 2,967
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 3,965 4,132
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 3,856 4,068
Banco Mercantil del Norte SA
8.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 7.760%)(Ê)(ƒ)(Þ) 480 561
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
4.125% due 11/09/22 (Þ) 4,236 4,352
Banco Santander SA
3.848% due 04/12/23 3,628 3,790
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 2,400 2,364
Bancolombia SA
3.000% due 01/29/25 3,257 3,286
Bank of China, Ltd.
5.000% due 11/13/24 (Þ) 3,100 3,396
Bank of Nova Scotia (The)
1.625% due 05/01/23 3,300 3,352
Barclays Bank PLC
6.860% due 09/29/49 (USD 6 Month
LIBOR + 1.730%)(Ê)(ƒ)(Þ) 256 346
Barclays PLC
4.338% due 05/16/24 (USD 3 Month
LIBOR + 1.356%)(Ê) 600 631
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 2,140 2,455
4.950% due 01/10/47 3,234 4,261
6.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.867%)(Ê)(ƒ) 2,290 2,515
Barings CLO, Ltd.
Series 2017-IA Class AR
3.392% due 01/20/28 (USD 3 Month
LIBOR + 0.800%)(Ê)(Þ) 4,524 4,529
Barrick NA Finance LLC
5.700% due 05/30/41 600 820
BAT Capital Corp.
2.259% due 03/25/28 610 599
3.734% due 09/25/40 380 369
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 3,861 4,076
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,891 1,998
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 3,745 4,016
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 6,121 6,116
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 4,100 4,080
Bellemeade Re, Ltd.
Series 2020-2A Class M1B
3.583% due 08/26/30 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 1,291 1,291
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 10,243 10,243
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 4,493 4,496
Series 2021-2A Class M1C
1.860% due 06/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 2,279 2,280

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 7,422 7,403
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 2,959 2,937
Bermuda Government International Bond
2.375% due 08/20/30 (Þ) 1,390 1,376
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 2,880 3,013
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 3,807 4,068
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 3,826 4,061
BlueMountain CLO, Ltd.
Series 2017-2A Class A1R
2.278% due 10/22/30 (USD 3 Month
LIBOR + 1.180%)(Ê)(Þ) 2,333 2,337
BNP Paribas SA
3.800% due 01/10/24 (Þ) 3,335 3,531
3.375% due 01/09/25 (Þ) 320 338
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 581
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 1,620 1,649
1.675% due 06/30/27 (SOFR +
0.912%)(Ê)(Þ) 830 818
4.400% due 08/14/28 (Þ) 1,490 1,687
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 1,060 1,041
2.824% due 01/26/41 (Þ) 1,220 1,163
BOC Aviation USA Corp.
1.625% due 04/29/24 (Þ) 780 781
BP Capital Markets PLC
2.750% due 05/10/23 128 132
3.535% due 11/04/24 3,814 4,088
3.119% due 05/04/26 869 926
BPCE
3.116% due 10/19/32 (SOFR +
1.730%)(Ê)(Þ) 1,200 1,207
British Telecommunications PLC
9.625% due 12/15/30 130 195
Brookfield Finance, Inc.
4.700% due 09/20/47 2,711 3,337
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 3,693 3,709
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 2,662 3,348
Canadian Pacific Railway Co.
6.125% due 09/15/15 2,999 4,660
Carnival Corp. Term Loan B
3.750% due 06/30/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 557 556
Cedar Funding, Ltd.
1.212% due 04/20/34 2,458 2,460
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-6A Class ARR
1.182% due 04/20/34 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 5,920 5,926
Celulosa Arauco y Constitucion SA
5.150% due 01/29/50 (Þ) 1,500 1,670
Series WI
5.500% due 11/02/47 1,297 1,491
Cenovus Energy, Inc.
6.750% due 11/15/39 77 106
CI Financial Corp.
3.200% due 12/17/30 2,120 2,172
4.100% due 06/15/51 40 44
CIFC Funding, Ltd.
Series 2018-3A Class AR
2.836% due 04/19/29 (USD 3 Month
LIBOR + 0.870%)(Ê)(Þ) 3,315 3,316
Series 2019-1A Class A1R
1.484% due 10/21/31 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 4,541 4,548
CNH Industrial NV
4.500% due 08/15/23 3,782 4,018
Colombia Government International
Bond
5.625% due 02/26/44 320 337
Comision Federal de Electricidad
4.875% due 01/15/24 (Þ) 200 213
3.348% due 02/09/31 (Þ) 360 347
4.677% due 02/09/51 (Þ) 280 260
Commonwealth Bank of Australia
2.688% due 03/11/31 (Þ) 530 524
3.743% due 09/12/39 (Þ) 540 586
3.305% due 03/11/41 (Þ) 610 629
4.316% due 01/10/48 (Þ) 3,587 4,291
Cooperatieve Rabobank UA
4.625% due 12/01/23 1,190 1,278
4.375% due 08/04/25 1,300 1,429
Credit Agricole SA
3.250% due 10/04/24 (Þ) 3,759 3,975
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 4,293 4,191
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 210 252
Credit Suisse Group AG
2.593% due 09/11/25 (SOFR +
1.560%)(Ê)(Þ) 250 257
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 1,850 1,884
6.250% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.455%)(Ê)
(ƒ)(Þ) 2,380 2,558
6.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.822%)(Ê)(ƒ)(Þ) 2,280 2,482
Series 144a

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
404 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 2,280 2,425
Series WI
4.875% due 05/15/45 3,248 4,121
DAE Funding LLC
1.550% due 08/01/24 (Þ) 900 888
Danone SA
2.589% due 11/02/23 (Þ) 2,975 3,073
Danske Bank A/S
3.875% due 09/12/23 (Þ) 230 242
5.375% due 01/12/24 (Þ) 3,960 4,312
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 730 724
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 4,263 4,234
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 490 479
Delhaize America, Inc.
9.000% due 04/15/31 809 1,244
Deutsche Bank AG
3.950% due 02/27/23 3,100 3,221
3.700% due 05/30/24 3,071 3,251
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 709 735
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 916 942
8.750% due 06/15/30 160 235
Dryden 41 Senior Loan Fund
Series 2018-41A Class AR
1.154% due 04/15/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 2,500 2,503
Dryden 85 CLO, Ltd.
Series 2021-85A Class AR
1.000% due 10/15/35 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 15,555 15,558
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 3,028 3,028
Eagle Re, Ltd.
Series 2018-1 Class M2
3.947% due 11/25/28 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 2,609 2,622
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,170 2,149
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 4,598 4,638
Series 2021-2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.899% due 04/25/34 (Þ) 5,953 5,953
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 571 551
Ecopetrol SA
4.625% due 11/02/31 550 546
5.875% due 05/28/45 570 577
5.875% due 11/02/51 440 437
EDP Finance BV
1.710% due 01/24/28 (Þ) 260 254
Electricite de France SA
5.625% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 10 Year Rate + 3.041%)(Ê)
(ƒ)(Þ) 129 137
Enbridge, Inc.
3.700% due 07/15/27 2,850 3,111
Enel Finance International NV
1.375% due 07/12/26 (Þ) 915 900
Series 658A
3.500% due 04/06/28 (Þ) 2,929 3,177
Eni SpA
5.700% due 10/01/40 (Þ) 1,954 2,517
Equinor ASA
7.750% due 06/15/23 1,821 2,033
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 3,005 3,406
Falabella SA
3.750% due 04/30/23 (Þ) 3,955 4,103
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 300 305
7.500% due 04/01/25 (Þ) 220 228
6.875% due 10/15/27 (Þ) 2,180 2,327
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.087% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 434 433
Fresnillo PLC
4.250% due 10/02/50 (Þ) 930 951
Gerdau Trade, Inc.
4.750% due 04/15/23 (Þ) 3,846 4,024
GFL Environmental, Inc. 2020 Term
Loan
3.500% due 05/31/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 76 76
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 4,155 4,149
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 2,024 2,088
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 240 252
4.125% due 03/12/24 (Þ) 2,430 2,582
1.625% due 09/01/25 (Þ) 760 755
4.000% due 03/27/27 (Þ) 565 611
3.875% due 10/27/27 (Þ) 110 118
2.625% due 09/23/31 (Þ) 310 302

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.074% due 11/15/27 (USD 1 Week
LIBOR + 2.000%)(Ê) 1,140 1,123
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 8,602 8,597
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 9,773 9,767
Highlands Holdings Bond Issuer, Ltd.
7.625% due 10/15/25 (Þ) 1,094 1,159
Home RE, Ltd.
Series 2021-1 Class M1A
1.173% due 07/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 3,255 3,243
Series 2021-1 Class M1B
1.673% due 07/25/33 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 2,345 2,334
Series 2021-2 Class M1C
2.843% due 01/25/34 (SOFR 30 Day
Average + 2.800%)(Ê)(Þ) 2,576 2,579
Series 2021-2 Class M2
3.293% due 01/25/34 (SOFR 30 Day
Average + 3.250%)(Ê)(Þ) 1,227 1,227
HSBC Holdings PLC
4.250% due 08/18/25 670 727
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 1,720 1,741
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 210 230
2.848% due 06/04/31 (SOFR +
2.387%)(Ê) 840 853
2.804% due 05/24/32 1,770 1,782
5.250% due 03/14/44 3,264 4,222
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 3,094 3,290
ICON Luxembourg SARL Term Loan
3.000% due 07/01/28 (USD 3 Month
LIBOR  + 2.500%)(Ê) 1,701 1,701
Indonesia Government International
Bond
3.500% due 01/11/28 240 259
Industrial & Commercial Bank of China,
Ltd.
2.957% due 11/08/22 962 982
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 280 288
5.017% due 06/26/24 (Þ) 1,340 1,437
5.710% due 01/15/26 (Þ) 400 445
4.198% due 06/01/32 (Þ) 420 423
4.950% due 06/01/42 (Þ) 1,190 1,229
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 3,747 3,878
Israel Government International Bond
2.750% due 07/03/30 500 528
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KazMunayGas National Co. JSC
6.375% due 10/24/48 (Þ) 250 321
Klabin Austria GmbH
3.200% due 01/12/31 (Þ) 870 799
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 6,782 6,783
Lloyds Banking Group PLC
7.500% due 11/27/23 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)(Ê) 210 232
4.344% due 01/09/48 2,984 3,589
6.413% due 01/29/49 (USD 3 Month
LIBOR + 1.495%)(Ê)(ƒ)(Þ) 225 314
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.496%)(Ê)(ƒ) 580 666
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 2,827 2,952
2.800% due 04/26/27 (Þ) 2,180 2,178
Madison Park Funding IV, Ltd.
Series 2017-4A Class AR
1.470% due 07/29/30 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 4,180 4,181
Madison Park Funding, Ltd.
Series 2021-48A Class A
1.274% due 04/19/33 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,863 3,872
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 58 69
MEG Energy Corp.
6.500% due 01/15/25 (Þ) 287 294
7.125% due 02/01/27 (Þ) 500 525
5.875% due 02/01/29 (Þ) 430 442
Meituan
2.125% due 10/28/25 (Þ) 3,618 3,489
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 820 807
MercadoLibre , Inc.
2.375% due 01/14/26 200 194
3.125% due 01/14/31 1,480 1,397
Methanex Corp.
5.650% due 12/01/44 193 200
Mexico Government International Bond
4.350% due 01/15/47 2,430 2,513
National Bank of Canada
2.100% due 02/01/23 2,377 2,420
Series FXD
0.750% due 08/06/24 1,754 1,741
Natwest Group PLC
3.875% due 09/12/23 280 295
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 710 751
Neuberger Berman Loan Advisers CLO
24, Ltd.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
406 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 2,318 2,318
Nippon Life Insurance Co.
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 890 864
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 2,190 2,265
3.522% due 09/17/25 (Þ) 1,040 1,094
4.345% due 09/17/27 (Þ) 740 803
4.810% due 09/17/30 (Þ) 370 411
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 3,614 3,810
NTT Finance Corp.
2.065% due 04/03/31 (Þ) 890 892
Nutrien , Ltd.
5.875% due 12/01/36 2,542 3,398
NXP BV / NXP Funding LLC
3.400% due 05/01/30 (Þ) 300 322
NYACK Park CLO, Ltd.
Series 2021-1A Class A
1.244% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 20,790 20,790
Oaktown Re, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 3,225 3,225
Series 2021-2 Class M1C
3.400% due 04/25/34 (SOFR 30 Day
Average + 3.350%)(Ê)(Þ) 3,798 3,798
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,024 1,042
OCP CLO, Ltd.
Series 2017-10A Class A1R
1.035% due 10/26/27 (USD 3 Month
LIBOR + 0.820%)(Ê)(Þ) 1,60 5 1,605
OCP SA
3.750% due 06/23/31 (Þ) 590 578
5.125% due 06/23/51 (Þ) 430 419
Oman Government International Bond
Series REGS
6.250% due 01/25/31 3,034 3,281
Panama Government International Bond
2.252% due 09/29/32 1,150 1,083
Panasonic Corp.
2.679% due 07/19/24 (Þ) 3,963 4,117
Paraguay Government International
Bond
5.400% due 03/30/50 (Þ) 790 891
Peruvian Government International Bond
2.783% due 01/23/31 610 607
Petrobras Global Finance BV
6.900% due 03/19/49 1,580 1,660
5.500% due 06/10/51 410 360
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.999% due 01/27/28 490 533
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 820 832
POSCO
2.375% due 01/17/23 (Þ) 3,577 3,635
Provincia de Buenos Aires
5.250% due 09/01/37 (~)(Ê)(Þ) 933 414
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 570 431
7.450% due 06/01/27 (~)(Ê)(Þ) 750 498
Qatar Government International Bond
4.817% due 03/14/49 (Þ) 1,000 1,285
4.400% due 04/16/50 (Þ) 410 500
Qatar Petroleum
1.375% due 09/12/26 (Þ) 490 484
2.250% due 07/12/31 (Þ) 2,000 1,970
Radnor RE, Ltd.
Series 2021-1 Class M1B
1.710% due 12/27/33 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 7,980 7,980
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 3,151
Republic of Chile Government
International Bond
2.550% due 07/27/33 860 830
3.100% due 05/07/41 430 420
Reynolds American, Inc.
5.850% due 08/15/45 310 379
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 950 996
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 100 117
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 2,930 3,092
Sands China, Ltd.
2.300% due 03/08/27 (Þ) 600 568
2.850% due 03/08/29 (Þ) 930 872
Series WI
5.125% due 08/08/25 420 446
3.800% due 01/08/26 870 875
5.400% due 08/08/28 820 886
Santander UK PLC
5.000% due 11/07/23 (Þ) 3,784 4,063
5.625% due 09/15/45 (Þ) 2,653 3,466
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 3,093 3,211
1.625% due 11/24/25 (Þ) 4,109 4,085
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 5,390 5,374
Shell International Finance BV
4.375% due 05/11/45 750 940
4.000% due 05/10/46 430 516
3.250% due 04/06/50 520 568

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 3,670 3,643
Sky, Ltd.
3.750% due 09/16/24 (Þ) 3,311 3,567
Sociedad Quimica y Minera de Chile SA
3.500% due 09/10/51 (Þ) 1,300 1,269
Societe Generale SA
5.000% due 01/17/24 (Þ) 3,653 3,921
Sound Point CLO, Ltd.
Series 2018-1A Class A
2.219% due 04/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 6,000 6,006
Southern Copper Corp.
6.750% due 04/16/40 3,229 4,484
5.250% due 11/08/42 240 298
Sovereign Wealth Fund
Samruk-Kazyna   JSC
2.000% due 10/28/26 (Þ) 1,998 1,976
Standard Chartered PLC
3.950% due 01/11/23 (Þ) 2,944 3,038
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 400 398
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 250 346
State Bank of India
4.375% due 01/24/24 (Þ) 3,838 4,076
Suncor Energy, Inc.
5.350% due 07/15/33 2,824 3,455
Sura Asset Management SA
4.875% due 04/17/24 (Þ) 3,803 4,079
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 420 528
Series DM3N
3.125% due 01/15/32 900 850
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 3,799 4,066
Teck Resources, Ltd.
6.000% due 08/15/40 20 26
6.250% due 07/15/41 200 267
5.400% due 02/01/43 230 286
Series WI
3.900% due 07/15/30 1,000 1,085
Telecom Italia Capital SA
6.375% due 11/15/33 209 240
6.000% due 09/30/34 343 382
7.721% due 06/04/38 379 483
Telefonica Emisiones SA
5.213% due 03/08/47 600 757
Tencent Holdings, Ltd.
2.985% due 01/19/23 (Þ) 2,978 3,044
3.840% due 04/22/51 (Þ) 480 507
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 150 151
Teva Pharmaceutical Finance
Netherlands III BV
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.800% due 07/21/23 1,130 1,138
3.150% due 10/01/26 370 349
Series WI
6.000% due 04/15/24 220 231
7.125% due 01/31/25 420 451
Textainer Marine Containers, Ltd.
Series 2021-3A Class A
1.940% due 08/20/46 (Þ) 11,301 11,146
Toronto-Dominion Bank (The)
0.300% due 06/02/23 4,146 4,132
Total Capital International SA
3.750% due 04/10/24 2,826 3,027
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 2,108 2,189
TransAlta Corp.
4.500% due 11/15/22 319 326
6.500% due 03/15/40 434 511
TransCanada PipeLines , Ltd.
4.625% due 03/01/34 2,818 3,307
UBS Group AG
4.500% due 06/26/48 (Þ) 750 1,001
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 2,310 2,498
UniCredit SpA
7.296% due 04/02/34 (USD ICE Swap
Rate NY 5 Year Rate + 4.914%)(Ê)(Þ) 781 942
Unilever Capital Corp.
0.375% due 09/14/23 4,135 4,121
Vale Overseas, Ltd.
6.250% due 08/10/26 2,941 3,411
Venture XXVIII CLO, Ltd.
Series 2021-28A Class A2R
1.122% due 07/20/30 (USD 3 Month
LIBOR + 0.990%)(Ê)(Þ) 7,134 7,135
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 240 241
Vodafone Group PLC
6.150% due 02/27/37 190 260
5.250% due 05/30/48 150 198
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 3,992 4,129
Voya CLO, Ltd.
Series 2020-1A Class AR
2.279% due 04/15/31 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 1,532 1,534
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 3,283 3,285
WEA Finance LLC
4.625% due 09/20/48 (Þ) 4,009 4,398
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 275 291
4.750% due 09/17/44 (Þ) 640 702

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
408 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 500 488
Wynn Macau, Ltd.
5.500% due 10/01/27 (Þ) 320 298
5.625% due 08/26/28 (Þ) 1,430 1,335
5.125% due 12/15/29 (Þ) 200 180
Yamana Gold, Inc.
2.630% due 08/15/31 (Þ) 230 224
Series WI
4.625% due 12/15/27 1,120 1,234
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 324 349
703,662
Loan Agreements - 0.3%
Alterra Mountain Co. 2021 Term Loan
B2
4.000% due 07/30/28 (USD 1 Month
LIBOR + 3.500%)(Ê) 585 584
Asurion LLC 1st Lien Term Loan B7
3.087% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 752 746
Asurion LLC 2020 Term Loan B8
3.337% due 12/18/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 532 526
Asurion LLC Term Loan
3.337% due 07/31/27 (USD 1 Month
LIBOR + 3.250%)(Ê) 279 276
Bausch Health Americas, Inc. Term
Loan B
2.837% due 11/27/25 (USD 1 Month
LIBOR + 2.750%)(Ê) 71 70
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.837% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 622 619
Caesars Resort Collection LLC Term
Loan
3.587% due 06/19/25 (USD 1 Month
LIBOR + 3.500%)(Ê) 594 594
CSC Holdings LLC 2018 Incremental
Term Loan
2.340% due 01/15/26 (USD 1 Month
LIBOR + 2.250%)(Ê) 99 97
Eyecare Partners LLC Term Loan
3.882% due 02/20/27 (USD 3 Month
LIBOR  + 3.750%)(Ê) 316 313
Focus Financial Partners LLC Term Loan
2.087% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 617 613
Garda World Security Corp. 2021 Term
Loan B
4.340% due 10/30/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 275 275
Genesee & Wyoming, Inc. New Term
Loan
2.132% due 12/30/26 (USD 3 Month
LIBOR  + 2.000%)(Ê) 363 360
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Harbor Freight Tools USA, Inc. 2021
Term Loan B
3.250% due 10/19/27 (USD 1 Month
LIBOR + 2.750%)(Ê) 486 485
ICON Luxembourg SARL US Term Loan
3.000% due 07/01/28 (USD 3 Month
LIBOR  + 2.500%)(Ê) 424 424
Nexstar Broadcasting, Inc. Term Loan B4
2.582% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,368 1,366
Petco Animal Supplies, Inc 2021 Term
Loan B
4.000% due 02/24/28 (USD 3 Month
LIBOR  + 3.250%)(Ê) 458 457
Phoenix Guarantor, Inc. Term Loan B
3.338% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 480 477
Prime Security Services Borrower LLC
2021 Term Loan
3.500% due 09/23/26 (USD 6 Month
LIBOR  + 2.750%)(Ê) 951 949
UFC Holdings LLC 2021 Term Loan B
3.500% due 04/29/26 (USD 6 Month
LIBOR  + 2.750%)(Ê) 805 800
United Airlines, Inc. 2021 Term Loan B
4.500% due 04/21/28 (USD 3 Month
LIBOR  + 3.750%)(Ê) 507 514
Verscend Holding Corp. 2021 Term
Loan B
4.087% due 08/27/25 (USD 1 Month
LIBOR + 4.000%)(Ê) 569 569
Virgin Media Bristol LLC Term Loan N
2.590% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 1,311 1,296
Zebra Buyer LLC Term Loan B
0.000% due 04/21/28 (~)(Ê)(v) 1,010 1,012
13,422
Mortgage-Backed Securities - 15.8%
Alternative Loan Trust
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,594 1,076
Banc of America Mortgage Trust
Series 2005-D Class 2A7
3.781% due 05/25/35 (~)(Ê) 202 203
Bear Stearns ARM Trust
Series 2004-5 Class 2A
4.112% due 07/25/34 (~)(Ê) 185 191
Bellemeade Re, Ltd.
3.206% due 04/25/29 (~)(Ê)(Þ) 6,926 7,007
Series 2020-4A Class M2B
3.750% due 06/25/30 (USD 1 Month
LIBOR + 3.600%)(Ê)(Þ) 3,293 3,322
BX Commercial Mortgage Trust
Series 2018-BIOA Class C
1.306% due 03/15/37 (USD 1 Month
LIBOR + 1.121%)(Ê)(Þ) 5,387 5,380
Series 2018-IND Class E

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.885% due 11/15/35 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 4,182 4,184
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 3,491 3,482
Citigroup Mortgage Loan Trust, Inc.
Series 2012-7 Class 10A2
4.681% due 09/25/36 (~)(Ê)(Þ) 507 470
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 5,704 5,647
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class F
2.835% due 05/15/36 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 2,250 2,249
Credit Suisse Mortgage Trust
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 5,766 5,770
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 4,844
Fannie Mae
2.600% due 2031 1,680 1,810
5.500% due 2034 270 312
4.500% due 2035 1,348 1,536
5.500% due 2035 176 204
6.000% due 2035 187 219
5.500% due 2036 343 395
5.500% due 2037 102 120
6.000% due 2039 139 164
5.500% due 2040 1,962 2,238
5.000% due 2041 1,059 1,206
6.000% due 2041 530 624
3.500% due 2045 2,739 2,948
4.000% due 2045 1,884 2,071
3.000% due 2046 541 576
3.500% due 2046 719 779
4.500% due 2046 1,510 1,693
3.000% due 2047 8,019 8,481
3.500% due 2047 1,275 1,374
4.000% due 2047 1,250 1,347
4.500% due 2048 3,895 4,275
5.000% due 2048 2,851 3,146
3.000% due 2049 21,075 22,406
3.500% due 2049 96 103
4.000% due 2049 3,023 3,294
5.000% due 2049 197 217
2.000% due 2050 6,593 6,619
2.500% due 2050 17,603 18,130
3.000% due 2050 18,061 19,172
2.000% due 2051 8,847 8,872
2.500% due 2051 41,262 42,486
Series 1997-281 Class 2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
9.000% due 11/25/26 4 —
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/25/30 6 1
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 12/25/31 9 2
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/25/32 3 1
Fannie Mae Connecticut Avenue
Securities Trust
Series 2017-C07 Class 1M2
2.568% due 05/25/30 (USD 1 Month
LIBOR + 2.400%)(Ê) 1,409 1,428
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIP
8.306% due 05/18/27 (USD 1 Month
LIBOR + 8.500%)(Ê) 6 1
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33 22 4
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33 25 5
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33 106 21
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33 17 3
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33 23 5
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33 10 2
Series 2005-117 Class LC
5.500% due 11/25/35 206 212
Series 2006-118 Class A1
0.228% due 12/25/36 (USD 1 Month
LIBOR + 0.060%)(Ê) 13 13
Series 2007-73 Class A1
0.236% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 117 114
Series 2009-70 Class PS
Interest Only STRIP
6.582% due 01/25/37 (USD 1 Month
LIBOR + 6.750%)(Ê) 3,528 733
Series 2010-95 Class S
Interest Only STRIP
6.432% due 09/25/40 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 3,585 711
Series 2020-75 Class LI

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
410 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
2.500% due 11/25/50 5,778 808
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 4,403 491
Series 2021-1 Class IM
Interest Only STRIP
2.000% due 02/25/51 3,650 382
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 5,336 610
Series 2021-3 Class NI
Interest Only STRIP
2.500% due 02/25/51 5,736 780
Series 2021-8 Class EI
Interest Only STRIP
3.500% due 03/25/51 2,256 336
Series 2021-8 Class GI
Interest Only STRIP
3.000% due 03/25/51 2,589 439
Freddie Mac
6.000% due 2038 645 763
4.500% due 2039 2,605 2,940
5.500% due 2039 288 335
5.500% due 2040 481 562
4.000% due 2041 3,042 3,367
5.500% due 2041 671 783
4.000% due 2044 1,556 1,720
3.500% due 2045 6,213 6,728
3.000% due 2046 9,673 10,291
4.000% due 2046 865 943
4.500% due 2046 236 259
3.000% due 2047 2,747 2,921
3.000% due 2048 314 333
4.000% due 2048 1,128 1,232
4.500% due 2048 2,496 2,710
3.000% due 2049 1,194 1,264
2.500% due 2050 11,384 11,776
3.000% due 2050 15,245 16,008
2.000% due 2051 43,478 43,580
2.500% due 2051 22,371 23,052
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2021-F109 Class AS
0.290% due 03/25/31 (SOFR 30 Day
Average + 0.240%)(Ê) 24,091 24,125
Series 2021-F113 Class AS
0.257% due 05/25/28 (SOFR 30 Day
Average + 0.230%)(Ê) 24,090 24,134
Series 2021-F119 Class AS
0.260% due 07/25/31 (SOFR 30 Day
Average + 0.210%)(Ê) 24,090 24,102
Freddie Mac REMICS
Series 1999-2129 Class SG
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
6.806% due 06/17/27 (USD 1 Month
LIBOR + 7.000%)(Ê) 157 22
Series 2000-2247 Class SC
Interest Only STRIP
7.315% due 08/15/30 (-1 x USD 1
Month LIBOR + 7.500%)(Ê) 6 1
Series 2002-2463 Class SJ
Interest Only STRIP
7.815% due 03/15/32 (USD 1 Month
LIBOR + 8.000%)(Ê) 13 2
Series 2003-2610 Class UI
Interest Only STRIP
6.500% due 05/15/33 4 1
Series 2003-2624 Class QH
5.000% due 06/15/33 173 196
Series 2003-2649 Class IM
Interest Only STRIP
7.000% due 07/15/33 26 6
Series 2006-R007 Class ZA
6.000% due 05/15/36 660 762
Series 2012-4045 Class HD
4.500% due 07/15/41 293 308
Series 2017-4734 Class IO
Interest Only STRIP
4.000% due 12/15/47 3,400 546
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 3,680 344
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 4,884 580
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 9,434 1,362
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 3,605 513
Series 2020-5052 Class KI
Interest Only STRIP
4.000% due 12/25/50 4,445 699
Series 2021-5072 Class IQ
Interest Only STRIP
3.500% due 10/25/50 4,947 806
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 4,052 722
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28 4 —
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28 9 1
Series 2001-212 Class IO

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
6.000% due 05/15/31 10 2
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/15/31 14 3
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2018-HQA2 Class M2AS
0.992% due 10/25/48 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 2,091 2,091
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 153 154
Ginnie Mae I
4.500% due 2039 4,185 4,826
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIP
8.405% due 08/16/29 (-1 x USD 1
Month LIBOR + 8.600%)(Ê) 17 2
Series 2014-190 Class PL
3.500% due 12/20/44 1,940 2,089
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 1,804 175
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 5,303 604
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 5,657 677
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 5,603 618
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 6,340 670
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 19,308 2,201
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 1,893 231
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 1,860 137
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 5,511 660
Series 2021-23 Class IA
Interest Only STRIP
2.500% due 02/20/51 3,961 459
Series 2021-23 Class KI
Interest Only STRIP
3.000% due 02/20/51 3,221 369
Hilton USA Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 9,635
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 7,336
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 5,530 5,509
Series 2019-HIT Class E
2.535% due 11/15/36 (USD 1 Month
LIBOR + 2.350%)(Ê)(Þ) 3,760 3,734
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 141 140
JPMorgan Mortgage Trust
Series 2013-1 Class 2A2
2.500% due 03/25/43 (~)(Ê)(Þ) 1,106 1,113
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 238 238
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 358 361
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 825 835
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 17,592 17,916
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 17,592 17,909
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 16,115 16,306
Series 2021-INV2 Class A2
2.500% due 12/25/51 (~)(Ê)(Þ) 16,878 17,035
JPMorgan Wealth Mangement
Series 2020-ATR1 Class A3
3.000% due 02/25/50 (~)(Ê)(Þ) 2,123 2,161
LB Commercial Mortgage Trust
Series 2007-C3 Class AJ
6.109% due 07/15/44 (~)(Ê) 18 18
Mello Mortgage Capital Acceptance
Series 2021-INV1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 5,626 5,739
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 8,107 8,109
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,032 774
Series 2019-NUGS Class E
3.744% due 12/15/36 (USD 1 Month
LIBOR + 2.244%)(Ê)(Þ) 8,380 8,379
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 5,361

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
412 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 1,125
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 183
Nomura Resecuritization Trust
Series 2014-1R Class 5A3
0.637% due 10/26/36 (USD 1 Month
LIBOR + 0.150%)(Ê)(Þ) 99 99
Series 2015-11R Class 3A2
3.593% due 05/26/36 (~)(Ê)(Þ) 1,272 1,299
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 4,826 4,826
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 11,951 12,070
Preston Ridge Partners Mortgage LLC
Series 2020-5 Class A1
3.104% due 11/25/25 (~)(Ê)(Þ) 1,250 1,250
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 1,993 1,997
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 5,097 5,103
Radnor RE, Ltd.
Series 2019-1 Class M2
3.306% due 02/25/29 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 4,245 4,283
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 2,411 2,393
RCKT Mortgage Trust
Series 2021-2 Class A5
2.500% due 06/25/51 (~)(Ê)(Þ) 10,895 11,100
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 665 671
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 9,899 10,109
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
0.594% due 04/19/35 (USD 1 Month
LIBOR + 0.400%)(Ê) 227 222
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 10,381 10,538
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2006-AR18 Class 1A1
3.079% due 01/25/37 (~)(Ê) 2,442 2,455
Wells Fargo Mortgage-Backed Securities
Trust
Series 2020-3 Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 06/25/50 (~)(Ê)(Þ) 4,998 5,104
637,946
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 230 432
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 390 557
Regents of the University of California
Medical Center Pooled Revenue
Bonds
3.006% due 05/15/50 830 861
State of California General Obligation
Unlimited
7.300% due 10/01/39 45 71
1,921
Non-US Bonds - 8.0%
Alba PLC
Series 2007-1 Class A3
0.342% due 03/17/39 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 15,655 20,794
Andorra Government International Bond
1.250% due 05/06/31 EUR 13,700 15,932
Aqueduct European CLO DAC
Series 2021-3A Class AR
0.930% due 08/15/34 (3 Month
EURIBOR + 0.930%)(Ê)(Þ) EUR 5,093 5,831
Australia Government International
Bond
Series 162
1.750% due 06/21/51 AUD 3,097 1,845
Avoca CLO XXIII DAC
0.840% due 04/15/34 (~)(Ê)(Þ) EUR 5,932 6,833
Avoca CLO XXIV DAC
0.900% due 07/15/34 EUR 3,897 4,506
Banque Centrale de Tunisie Government
International Bond
Series REGS
6.750% due 10/31/23 EUR 8,030 7,881
6.375% due 07/15/26 EUR 4,581 4,206
Banque Ouest Africaine de
Developpement
Series REGS
2.750% due 01/22/33 EUR 1,623 1,980
Carin CLO VIII BV
0.860% due 10/30/30 EUR 8,400 9,721
Cheshire PLC
2.150% due 08/20/45 GBP 2,171 3,032
Chile Bonos de la Tesoreria
1.900% due 09/01/30 CLP 1,103,804 1,293
China Government International Bond
0.250% due 11/25/30 EUR 365 411
0.625% due 11/25/35 EUR 732 816
Contego CLO DAC
0.950% due 01/24/34 (Þ)(ƒ) EUR 6,800 7,859
Crosthwaite Park CLO DAC
0.850% due 03/18/34 EUR 1,895 2,160

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 2,113 2,840
Eurosail -UK PLC
0.767% due 09/13/45 GBP 2,699 3,653
GE Capital UK Funding Co.
6.250% due 05/05/38 GBP 90 185
Harvest CLO XXVI DAC
Series 2021-26A Class A
0.940% due 01/15/34 (3 Month
EURIBOR + 0.940%)(Ê)(Þ) EUR 5,509 6,344
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 29,863,000 2,158
Italy Buoni Poliennali Del Tesoro
2.150% due 03/01/72 (Þ) EUR 3,475 3,921
Japan 2 Year Government International
Bond
Series 423
0.005% due 04/01/23 JPY 5,154,000 45,293
Japan 20 Year Government International
Bond
Series 68
2.200% due 03/20/24 JPY 1,632,600 15,105
Last Mile Logistics Group, Inc.
0.750% due 08/17/26 EUR 5,658 6,543
Last Mile Securities
0.900% due 08/17/31 EUR 3,719 4,306
Madison Park Euro Funding IX DAC
Series 2021-9A Class AR
0.880% due 07/15/35 (3 Month
EURIBOR + 0.880%)(Ê)(Þ) EUR 4,412 5,052
Mexican Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 53,370 2,733
Mexico Government International Bond
2.125% due 10/25/51 EUR 6,116 5,867
4.000% due 03/15/15 EUR 4,041 5,049
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 2,256 3,052
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 3,161 3,584
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (~)(Ê) GBP 9,595 12,908
Petroleos Mexicanos
Series 14-2
7.470% due 11/12/26 MXN 233,100 10,159
Series REGS
7.190% due 09/12/24 MXN 237,242 10,969
Republic of South Africa Government
International Bond
Series 2037
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.500% due 01/31/37 ZAR 169,431 9,229
RMAC Securities No. 1 PLC
0.217% due 06/12/44 GBP 1,695 2,244
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (GBP 3 Month
LIBOR + 0.150%)(Ê) GBP 1,400 1,866
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 3,886 5,166
Rockfield Park CLO DAC
Series 2021-1A Class A1
0.900% due 07/16/34 (3 Month
EURIBOR + 0.900%)(Ê)(Þ) EUR 5,467 6,256
Romania Government International Bond
Series REGS
2.124% due 07/16/31 EUR 885 1,002
2.000% due 04/14/33 EUR 803 868
2.625% due 12/02/40 EUR 5,711 6,041
2.750% due 04/14/41 EUR 3,359 3,568
2.875% due 04/13/42 EUR 4,626 4,926
St Paul's CLO
0.920% due 04/15/33 EUR 3,800 4,355
Taurus CMBS
1.000% due 08/17/31 GBP 9,062 12,416
1.550% due 08/17/31 GBP 1,718 2,356
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
0.900% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 1,593 2,185
Series 2021-UK1A Class B
1.350% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 1,220 1,676
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 5,740 7,863
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (~)(Ê)(Þ) GBP 3,446 4,729
321,567
United States Government Treasuries - 16.7%
United States Treasury Notes
1.625% due 12/15/22 7,850 7,974
1.375% due 02/15/23 54,899 55,673
1.750% due 05/15/23 18,280 18,667
0.125% due 05/31/23 190 189
1.250% due 07/31/23 8,345 8,465
2.875% due 10/31/23 8,768 9,180
0.125% due 02/15/24 5,220 5,166
2.750% due 02/15/24 32,230 33,813
0.250% due 03/15/24 17,952 17,794
2.125% due 03/31/24 35,924 37,197
0.250% due 06/15/24 8,129 8,035
0.375% due 07/15/24 8,177 8,104
1.750% due 07/31/24 4,651 4,784
0.375% due 08/15/24 9,342 9,254

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
414 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.250% due 08/31/24 19,012 19,288
0.375% due 09/15/24 1,000 990
1.500% due 10/31/24 5,058 5,168
2.000% due 02/15/25 14,923 15,483
2.000% due 08/15/25 10,318 10,709
3.000% due 10/31/25 2,795 3,011
2.250% due 11/15/25 10,180 10,670
1.625% due 02/15/26 13,372 13,669
2.250% due 03/31/26 7,720 8,099
1.625% due 05/15/26 12,000 12,259
0.750% due 05/31/26 1,890 1,857
1.500% due 08/15/26 25,579 25,967
0.750% due 08/31/26 780 764
0.625% due 03/31/27 16,692 16,138
2.375% due 05/15/27 8,460 8,954
0.500% due 05/31/27 20,480 19,598
2.250% due 08/15/27 24,746 26,028
2.750% due 02/15/28 11,433 12,375
1.250% due 03/31/28 9,836 9,740
1.250% due 04/30/28 400 396
2.875% due 05/15/28 2,800 3,056
1.250% due 06/30/28 70 69
1.125% due 08/31/28 90 88
3.125% due 11/15/28 10,335 11,493
2.375% due 05/15/29 9,437 10,041
1.750% due 11/15/29 3,982 4,068
0.625% due 05/15/30 17,573 16,327
6.250% due 05/15/30 10,203 14,105
0.625% due 08/15/30 5,035 4,666
0.875% due 11/15/30 4,612 4,357
5.375% due 02/15/31 15,035 20,097
4.500% due 02/15/36 3,079 4,231
1.125% due 05/15/40 15,105 13,071
1.125% due 08/15/40 15,121 13,063
1.375% due 11/15/40 11,574 10,445
2.750% due 11/15/42 6,322 7,144
2.875% due 05/15/43 6,672 7,706
2.875% due 08/15/45 5,710 6,686
3.000% due 05/15/47 4,903 5,954
2.750% due 11/15/47 7,605 8,846
3.000% due 02/15/48 5,675 6,909
3.000% due 02/15/49 6,293 7,710
2.875% due 05/15/49 5,879 7,056
2.000% due 02/15/50 2,206 2,231
1.250% due 05/15/50 15,210 12,858
1.375% due 08/15/50 9,075 7,913
1.625% due 11/15/50 7,326 6,795
1.875% due 02/15/51 2,130 2,095
2.375% due 05/15/51 8,590 9,441
673,979
Total Long-Term Investments
(cost
$3,418,452
) 3,440,297
Common Stocks - 0.0%
Technology - 0.0%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sungard Availability Services Capital,
LP(Æ)(Š)
9,557
—
Total Common Stocks
(cost $239) —
Short-Term Investments - 12.7%
Air Lease Corp.
Series 3Y
3.500% due 01/15/22 300 302
Apache Corp.
3.250% due 04/15/22 79 79
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 2,930 2,937
Aviation Capital Group LLC
2.875% due 01/20/22 (Þ) 400 401
EQT Corp.
3.000% due 10/01/22 1,190 1,202
FirstEnergy Corp.
Series A
2.850% due 07/15/22 1,142 1,151
Ford Motor Credit Co. LLC
4.250% due 09/20/22 930 951
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 2,258 2,286
Gazprom OAO Via Gaz Capital SA
4.950% due 07/19/22 (Þ) 2,847 2,924
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,427
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 3,070 3,124
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 2,179 2,201
Newell Brands, Inc.
4.000% due 06/15/22 318 321
Pacific Gas and Electric Co.
1.750% due 06/16/22 1,410 1,407
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 68 70
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 1,245 1,263
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 340 342
Teva Pharmaceutical Finance Co. BV
Series 2
3.650% due 11/10/21 60 60
U.S. Cash Management Fund(@) 352,240,415(∞) 352,170
UniCredit SpA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.572% due 01/14/22 (Þ) 3,210 3,246
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 379 387
United Continental Holdings, Inc.
4.250% due 10/01/22 740 755
United States Treasury Notes
2.375% due 03/15/22 129,832 130,922
ZF NA Capital, Inc.
4.500% due 04/29/22 (Þ) 350 355
Total Short-Term Investments
(cost $510,185) 510,283
Total Investments - 98.0%
(identified cost $3,928,876) 3,950,580
Other Assets and Liabilities,
Net - 2.0%
81,333
Net Assets - 100.0%
4,031,913

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
416 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
25.7%
ABN AMRO Bank NV 06/21/21 3,745,000 111.26 4,167
4,113
Abu Dhabi Government International Bond 04/08/20 1,380,000 100.72 1,390
1,583
Abu Dhabi Government International Bond 04/12/21 460,000 96.01 442
442
Abu Dhabi National Energy Co. PJSC 04/15/21 390,000 110.77 432
429
Adani Ports & Special Economic Zone, Ltd. 07/09/20 3,264,000 97.80 3,192
3,356
AES Panama Generation Holdings SRL 04/26/21 3,981,000 103.51 4,121
4,105
African Export-Import Bank (The) 05/10/21 5,740,000 100.00 5,740
5,801
Air Liquide Finance SA 07/13/21 3,973,000 103.19 4,100
4,080
Alimentation Couche-Tard, Inc. 09/19/17 3,750,000 103.96 3,898
4,062
Alrosa Finance SA 07/09/21 1,500,000 108.01 1,620
1,589
American Airlines Group, Inc. 04/12/21 570,000 104.19 594
598
American Airlines Group, Inc. 04/12/21 500,000 106.85 534
538
Americo Life, Inc. 04/12/21 430,000 99.74 429
429
AmFam Holdings, Inc. 04/09/21 820,000 103.62 850
912
AmFam Holdings, Inc. 04/12/21 940,000 100.30 943
960
Amur Equipment Finance Receivables IX LLC 04/14/21 2,645,000 99.99 2,645
2,625
Anglo American Capital PLC 02/08/19 220,000 99.90 220
247
Anglo American Capital PLC 04/12/21 930,000 112.53 1,046
1,042
Aqueduct European CLO DAC 06/15/21 EUR 5,093,000 121.27 6,176
5,831
Arbor Realty CLO, Ltd. 05/26/21 4,043,000 100.00 4,043
4,042
Arbor Realty Commercial Real Estate, Ltd. 09/20/21 19,772,000 100.00 19,772
19,772
Ares LXI CLO, Ltd. 08/20/21 15,804,000 100.00 15,804
15,813
Aviation Capital Group LLC 08/05/20 400,000 99.81 399
401
Aviation Capital Group LLC 04/13/21 610,000 110.85 676
677
Avoca CLO XXIII DAC 04/23/21 EUR 5,932,000 121.00 7,177
6,833
Avolon Holdings Funding, Ltd. 04/12/21 390,000 100.81 393
400
Avolon Holdings Funding, Ltd. 04/12/21 480,000 104.26 501
506
Avolon Holdings Funding, Ltd. 04/12/21 1,680,000 105.26 1,768
1,805
Banco de Bogota SA 09/22/17 2,846,000 103.30 2,940
2,967
Banco de Credito del Peru 10/05/21 3,965,000 104.50 4,144
4,132
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 3,856,000 106.54 4,108
4,068
Banco Mercantil del Norte SA 04/09/21 480,000 117.44 564
561
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 05/03/21 4,236,000 103.05 4,365
4,352
Bank of China, Ltd. 04/13/21 3,100,000 110.00 3,410
3,396
Barclays Bank PLC 04/08/21 256,000 138.53 355
346
Barings CLO, Ltd. 05/04/21 4,524,129 100.06 4,527
4,529
Barings CLO, Ltd. 09/22/21 9,860,000 100.00 9,860
9,862
Bayer US Finance II LLC 07/15/21 3,861,000 106.15 4,098
4,076
Bayer US Finance LLC 09/05/18 1,891,000 100.82 1,907
1,998
BBVA Bancomer SA 10/07/21 3,745,000 107.83 4,038
4,016
BDS, Ltd. 05/14/21 6,121,000 100.00 6,121
6,116
BDS, Ltd. 07/22/21 4,100,000 100.00 4,100
4,080
Bellemeade Re, Ltd. 08/28/20 1,290,786 100.00 1,291
1,291
Bellemeade Re, Ltd. 04/23/21 3,293,000 101.01 3,326
3,322
Bellemeade Re, Ltd. 04/23/21 6,926,000 101.06 6,999
7,007
Bellemeade Re, Ltd. 06/11/21 4,493,000 100.00 4,493
4,496
Bellemeade Re, Ltd. 06/11/21 10,243,000 100.00 10,243
10,243
Bellemeade Re, Ltd. 06/11/21 2,279,000 100.00 2,279
2,280
Bellemeade RE, Ltd. 09/23/21 7,422,000 100.00 7,422
7,403
Bellemeade RE, Ltd. 09/27/21 2,959,000 100.31 2,968
2,937
Bermuda Government International Bond 04/12/21 1,390,000 98.48 1,369
1,376
Berry Petroleum Corp. 04/13/21 1,960,000 98.58 1,932
1,988
Bharti Airtel International Netherlands BV 09/26/19 2,880,000 102.28 2,946
3,013
Bharti Airtel, Ltd. 09/10/21 3,807,000 108.26 4,121
4,068
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 4,212,813 99.15 4,177
4,211
Blackstone Holdings Finance Co. LLC 09/08/21 3,902,000 105.59 4,120
4,099
BlueMountain CLO, Ltd. 01/18/18 2,333,318 100.57 2,347
2,337
BNP Paribas SA 08/07/18 1,490,000 99.60 1,484
1,687
BNP Paribas SA 01/03/19 540,000 99.99 540
581
BNP Paribas SA 01/08/19 320,000 97.07 311
338
BNP Paribas SA 06/02/20 1,620,000 101.68 1,647
1,649
BNP Paribas SA 01/05/21 3,335,000 106.72 3,559
3,531

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 417
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
BNP Paribas SA 04/09/21 1,220,000 91.69 1,119
1,163
BNP Paribas SA 06/23/21 830,000 100.00 830
818
BNP Paribas SA 09/08/21 1,060,000 100.00 1,060
1,041
BOC Aviation USA Corp. 05/06/21 780,000 100.16 781
781
BPCE 10/12/21 1,200,000 100.00 1,200
1,207
Broadcom, Inc. 04/12/21 3,400,000 99.88 3,396
3,342
BX Commercial Mortgage Trust 07/15/21 5,387,000 100.25 5,400
5,380
BX Commercial Mortgage Trust 08/04/21 4,182,339 100.31 4,195
4,184
Cabot Oil & Gas Corp. 08/21/18 1,240,000 101.10 1,254
1,353
Cabot Oil & Gas Corp. 01/11/19 650,000 105.87 688
695
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,482
Cameron LNG LLC 04/09/21 250,000 107.86 270
275
Carlyle Global Market Strategies CLO, Ltd. 09/07/21 9,031,000 100.00 9,031
9,032
Carlyle Holdings II Finance LLC 07/07/20 2,589,000 126.59 3,277
3,418
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.75 51
51
CCO Holdings LLC / CCO Holdings Capital Corp. 04/12/21 240,000 104.80 251
249
Cedar Funding, Ltd. 02/26/21 5,920,000 100.00 5,920
5,926
Celulosa Arauco y Constitucion SA 01/06/20 1,500,000 100.72 1,511
1,670
Cheniere Energy Partners, LP 09/13/21 1,200,000 100.33 1,204
1,189
CHS/Community Health Systems, Inc. 04/12/21 510,000 103.78 529
525
CIFC Funding, Ltd. 08/17/21 3,315,047 100.08 3,318
3,316
CIFC Funding, Ltd. 09/09/21 4,541,000 100.12 4,546
4,548
Citigroup Mortgage Loan Trust, Inc. 08/03/15 506,508 90.99 461
470
CLI Funding VI LLC 09/29/20 1,239,589 100.00 1,240
1,234
CLI Funding VI LLC 10/02/20 5,107,375 99.98 5,106
5,095
Comcast Corp. 01/19/18 1,143,000 99.56 1,138
1,112
Comcast Corp. 04/02/20 109,000 98.86 108
105
Comcast Corp. 04/09/21 454,000 98.43 447
434
Comision Federal de Electricidad 04/09/21 280,000 94.74 265
260
Comision Federal de Electricidad 04/12/21 360,000 96.90 349
347
Comision Federal de Electricidad 04/13/21 200,000 107.99 216
213
Commonwealth Bank of Australia 04/09/21 540,000 105.29 569
586
Commonwealth Bank of Australia 04/09/21 610,000 98.42 600
629
Commonwealth Bank of Australia 04/12/21 530,000 98.01 519
524
Commonwealth Bank of Australia 06/18/21 3,587,000 118.35 4,245
4,291
Comstock Resources, Inc. 06/14/21 1,370,000 100.44 1,376
1,425
ConocoPhillips Co. 08/22/18 390,000 100.10 390
429
Contego CLO DAC 07/02/21 EUR 6,800 ,000 118.64 8,068
7,859
CORE Mortgage Trust 03/01/19 5,704,000 100.00 5,704
5,647
Coterra Energy, Inc. 12/09/19 1,110,000 108.63 1,206
1,261
Covey Park Energy LLC 04/13/21 670,000 103.63 694
695
Credit Agricole SA 01/05/21 3,759,000 106.52 4,004
3,975
Credit Agricole SA 04/12/21 210,000 122.13 257
252
Credit Agricole SA 06/17/21 4,293,000 98.63 4,234
4,191
Credit Suisse Group AG 09/04/19 250,000 100.00 250
257
Credit Suisse Group AG 04/12/21 2,280,000 107.45 2,450
2,425
Credit Suisse Group AG 04/12/21 2,380,000 108.51 2,583
2,558
Credit Suisse Group AG 04/14/21 2,280,000 108.56 2,475
2,482
Credit Suisse Group AG 05/10/21 1,850,000 100.00 1,850
1,884
Credit Suisse Mortgage Capital Certificates 07/10/20 2,250,000 96.35 2,168
2,249
Credit Suisse Mortgage Trust 05/28/19 5,766,000 100.00 5,766
5,770
DAE Funding LLC 06/15/21 900,000 99.49 895
888
Danone SA 04/22/19 2,975,000 99.97 2,974
3,073
Danske Bank A/S 01/11/19 3,960,000 108.13 4,282
4,312
Danske Bank A/S 09/17/19 230,000 101.57 234
242
Danske Bank A/S 06/21/21 4,263,000 99.93 4,260
4,234
Danske Bank A/S 09/07/21 730,000 100.00 730
724
Danske Bank A/S 09/07/21 490,000 100.00 490
479
DBGS Mortgage Trust 04/03/19 4,612,000 101.26 4,670
4,844
DCP Midstream Operating, LP 12/11/19 200,000 108.09 216
258
Delta Air Lines, Inc. 05/07/20 1,190,000 98.39 1,171
1,389
Delta Air Lines, Inc. 09/16/20 650,000 103.53 673
694
Delta Air Lines, Inc. 09/16/20 750,000 106.00 795
833
Deutsche Telekom International Finance BV 01/05/21 916,000 103.47 948
942

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
418 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Devon Energy Corp. 06/07/21 91,000 106.50 97
97
Devon Energy Corp. 06/07/21 790,000 108.44 857
859
Devon Energy Corp. 06/07/21 519,000 109.63 569
569
Dryden 41 Senior Loan Fund 05/04/21 2,500,000 100.12 2,503
2,503
Dryden 85 CLO, Ltd. 09/20/21 15,555,000 100.00 15,555
15,558
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
3,028
Eagle Re, Ltd. 01/27/20 2,170,000 100.00 2,170
2,149
Eagle Re, Ltd. 12/17/20 2,609,000 100.24 2,615
2,622
Eagle Re, Ltd. 04/09/21 4,598,000 100.00 4,598
4,638
Eagle Re, Ltd. 10/29/21 5,953,000 100.00 5,953
5,953
ECAF, Ltd. 08/09/18 571,433 99.29 567
551
EDP Finance BV 04/12/21 260,000 97.44 253
254
Electricite de France SA 03/02/21 129,000 107.47 139
137
Enel Finance International NV 01/05/18 2,929,000 100.54 2,945
3,177
Enel Finance International NV 09/13/21 915,000 100.12 916
900
Eni SpA 04/26/21 1,954,000 126.44 2,471
2,517
EnLink Midstream LLC 04/13/21 1,210,000 100.14 1,212
1,283
EQT Corp. 05/10/21 110,000 100.00 110
112
EQT Corp. 05/10/21 130,000 100.00 130
131
Falabella SA 07/08/21 3,955,000 103.62 4,098
4,103
Fidelity & Guaranty Life Holdings, Inc. 04/16/21 450,000 113.08 509
507
First Quantum Minerals, Ltd. 04/12/21 300,000 101.46 304
305
First Quantum Minerals, Ltd. 04/12/21 220,000 103.52 228
228
First Quantum Minerals, Ltd. 04/13/21 2,180,000 108.69 2,370
2,327
Florida Gas Transmission Co. LLC 09/15/21 2,110,000 99.92 2,108
2,062
FNA VI LLC 01/22/21 2,530,946 99.99 2,531
2,512
Freddie Mac Structured Agency Credit Risk Debt Notes 09/30/20 153,116 101.12 155
154
Freddie Mac Structured Agency Credit Risk Debt Notes 05/24/21 2,091,000 100.05 2,092
2,091
Fresenius Medical Care US Finance II, Inc. 09/19/17 2,258,000 100.87 2,278
2,286
Fresnillo PLC 04/09/21 930,000 98.42 915
951
Gazprom OAO Via Gaz Capital SA 03/06/19 2,847,000 101.15 2,880
2,924
Genting New York LLC 04/13/21 1,780,000 100.32 1,786
1,753
Gerdau Trade, Inc. 10/05/21 3,846,000 105.33 4,051
4,024
Glencore Funding LLC 02/07/17 240,000 100.75 242
252
Glencore Funding LLC 03/21/17 565,000 98.87 559
611
Glencore Funding LLC 01/16/19 110,000 94.57 104
118
Glencore Funding LLC 03/05/19 2,430,000 103.09 2,505
2,582
Glencore Funding LLC 04/13/21 760,000 100.41 763
755
Glencore Funding LLC 09/15/21 310,000 99.78 309
302
Goldentree Loan Management US CLO 7, Ltd. 04/01/21 4,156,000 100.00 4,156
4,158
GoodLeap Sustainable Home Improvements 10/21/21 4,404,000 99.99 4,403
4,403
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.11 3,136
3,135
GSAA Home Equity Trust 10/21/15 702,324 88.59 622
741
Harvest CLO XXVI DAC 06/24/21 EUR 5,509,000 119.34 6,574
6,344
HGI CRE CLO, Ltd. 05/06/21 8,602,000 100.03 8,605
8,597
HGI CRE CLO, Ltd. 09/17/21 9,773,000 100.00 9,773
9,767
Highlands Holdings Bond Issuer, Ltd. 04/12/21 1,093,968 106.18 1,162
1,159
Hilton Domestic Operating Co., Inc. 04/16/20 430,000 100.32 432
448
Hilton Domestic Operating Co., Inc. 04/16/20 310,000 103.94 322
333
Hilton USA Trust 11/22/16 9,138,000 95.63 8,739
9,635
HMH Trust 06/09/17 7,770,000 99.98 7,769
7,336
HOM RE, Ltd. 01/28/21 3,255,000 100.00 3,255
3,243
HOM RE, Ltd. 01/28/21 2,345,000 100.00 2,345
2,334
Home RE, Ltd. 07/23/21 1,227,000 100.00 1,227
1,227
Home RE, Ltd. 07/23/21 2,576,000 100.00 2,576
2,579
Hospitality Mortgage Trust 05/16/19 5,530,409 100.00 5,531
5,509
Hospitality Mortgage Trust 12/10/19 3,760,157 100.11 3,764
3,734
ICICI Bank, Ltd. 11/03/20 3,094,000 104.23 3,225
3,290
Intesa Sanpaolo SpA 06/13/16 1,340,000 97.69 1,309
1,437
Intesa Sanpaolo SpA 07/10/17 3,070,000 100.87 3,097
3,124
Intesa Sanpaolo SpA 11/03/17 400,000 100.86 403
445
Intesa Sanpaolo SpA 01/05/18 280,000 99.93 280
288
Intesa Sanpaolo SpA 05/24/21 420,000 100.00 420
423
Intesa Sanpaolo SpA 05/24/21 1,190,000 100.00 1,190
1,229

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 419
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Inversiones CMPC SA 07/08/20 3,747,000 104.26 3,907
3,878
Irwin Home Equity Loan Trust 06/30/15 580,704 101.75 591
591
Italy Buoni Poliennali Del Tesoro 04/07/21 EUR 3,475,000 117.70 4,090
3,921
JPMorgan Mortgage Trust 07/08/19 1,105,632 99.76 1,103
1,113
JPMorgan Mortgage Trust 06/05/20 237,689 103.04 245
238
JPMorgan Mortgage Trust 06/05/20 357,895 103.64 371
361
JPMorgan Mortgage Trust 03/30/21 824,747 102.15 842
835
JPMorgan Mortgage Trust 04/26/21 17,591,603 102.79 18,082
17,916
JPMorgan Mortgage Trust 05/24/21 17,592,186 102.87 18,098
17,909
JPMorgan Mortgage Trust 06/24/21 16,114,698 102.60 16,533
16,306
JPMorgan Mortgage Trust 06/24/21 16,877,937 10 1 . 88 17,195
17,035
JPMorgan Wealth Mangement 07/30/20 2,123,480 103.69 2,202
2,161
KazMunayGas National Co. JSC 04/17/18 250,000 99.05 248
321
KKR Group Finance Co. II LLC 06/14/16 50,000 104.25 52
67
KKR Group Finance Co. III LLC 04/16/21 800,000 125.66 1,005
1,034
Klabin Austria GmbH 04/12/21 870,000 95.73 833
799
Kraft Heinz Foods Co. 06/15/20 428,000 133.84 573
650
Kyndryl Holdings, Inc. 10/07/21 910,000 98.67 898
904
Kyndryl Holdings, Inc. 10/07/21 1,270,000 99.75 1,267
1,244
Kyndryl Holdings, Inc. 10/07/21 480,000 99.87 479
475
LCM XXV, Ltd. 07/10/17 6,782,000 100.03 6,784
6,783
Lithia Motors, Inc. 06/04/21 760,000 103.31 785
787
Lithia Motors, Inc. 06/07/21 430,000 105.32 453
455
Lloyds Banking Group PLC 03/16/20 225,000 106.52 240
314
LPL Holdings, Inc. 05/10/21 310,000 100.69 312
317
Lukoil International Finance BV 09/19/17 2,827,000 102.06 2,885
2,952
Lukoil International Finance BV 10/19/21 2,180,000 100.00 2,180
2,178
Madison Park Euro Funding IX DAC 06/09/21 EUR 4,412,000 121.77 5,372
5,052
Madison Park Funding IV, Ltd. 09/05/17 4,180,000 100.00 4,180
4,181
Madison Park Funding, Ltd. 01/15/21 3,863,000 100.00 3,863
3,872
Marks & Spencer PLC 09/25/19 58,000 113.76 66
69
Mars, Inc. 04/09/21 870,000 93.49 813
841
Massachusetts Mutual Life Insurance Co. 04/09/21 790,000 101.01 798
847
MEG Energy Corp. 01/19/21 430,000 101.84 438
442
MEG Energy Corp. 04/12/21 500,000 105.15 526
525
MEG Energy Corp. 04/29/21 287,000 103.12 296
294
Meituan 01/05/21 3,618,000 101.69 3,679
3,489
Melco Resorts Finance, Ltd. 04/12/21 820,000 105.43 864
807
Mello Mortgage Capital Acceptance 06/14/21 5,625,674 102.64 5,774
5,739
MHC Commercial Mortgage Trust 04/06/21 8,107,000 99.77 8,088
8,109
Microchip Technology, Inc. 04/14/21 1,620,000 99.99 1,620
1,610
Microchip Technology, Inc. 05/18/21 640,000 100.00 640
634
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 102.85 2,967
3,006
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 950,000 103.61 984
1,034
Mondelez International, Inc. 01/04/21 1,696,000 104.58 1,774
1,752
Morgan Stanley Capital I Trust 12/12/19 8,380,000 99.48 8,336
8,379
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.51 183
183
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 1.93 1,126
1,125
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.71 5,200
5,361
Motiva Enterprises LLC 12/02/20 615,000 118.55 729
774
NBK SPC, Ltd. 10/02/20 2,179,000 101.01 2,201
2,201
Nestle Holdings, Inc. 01/06/20 2,895,000 102.56 2,969
3,042
Netflix, Inc. 04/12/21 380,000 115.15 438
447
Netflix, Inc. 04/12/21 190,000 118.39 225
229
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 2,318,000 100.15 2,321
2,318
New York Life Insurance Co. 04/09/21 630,000 107.88 679
723
New York Life Insurance Co. 04/09/21 180,000 120.96 218
231
NGPL PipeCo LLC 09/26/19 2,298,000 127.86 2,938
3,303
Nippon Life Insurance Co. 04/09/21 890,000 96.17 856
864
Nissan Motor Acceptance Corp. 09/10/20 740,000 100.00 740
803
Nissan Motor Acceptance Corp. 09/10/20 1,040,000 100.00 1,040
1,094
Nissan Motor Acceptance Corp. 09/10/20 2,190,000 102.92 2,254
2,265
Nissan Motor Acceptance Corp. 04/12/21 370,000 110.88 410
411
Nomura Resecuritization Trust 11/07/14 99,085 87.15 87
99

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
420 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Nomura Resecuritization Trust 10/23/15 1,272,000 94.04 1,196
1,299
Nordea Bank Abp 04/16/21 3,614,000 105.73 3,821
3,810
Northern Oil and Gas, Inc. 04/12/21 680,000 100.14 681
731
Northwestern Mutual Life Insurance Co. (The) 04/09/21 2,150,000 101.95 2,192
2,356
Northwestern Mutual Life Insurance Co. (The) 04/09/21 280,000 104.03 291
312
NRG Energy, Inc. 04/12/21 1,490,000 100.01 1,490
1,490
NTT Finance Corp. 04/12/21 890,000 99.77 888
892
Nuveen LLC 03/11/19 400,000 103.42 414
451
NXP BV / NXP Funding LLC 04/12/21 300,000 105.79 317
322
NYACK Park CLO, Ltd. 09/02/21 20,790,000 100.00 20,790
20,790
Oaktown Re III, Ltd. 01/26/21 4,826,000 100.47 4,849
4,826
Oaktown Re VI, Ltd. 04/14/21 11,951,000 100.06 11,958
12,070
Oaktown Re, Ltd. 09/28/21 1,024,000 101.96 1,044
1,042
Oaktown Re, Ltd. 10/15/21 3,225,000 100.00 3,225
3,225
Oaktown Re, Ltd. 10/15/21 3,798,000 100.00 3,798
3,798
OCP CLO, Ltd. 03/23/21 1,605,033 100.09 1,605
1,605
OCP CLO, Ltd. 10/28/21 12,147,000 100.00 12,147
12,147
OCP SA 06/10/21 590,000 100.00 590
578
OCP SA 06/11/21 430,000 100.43 432
419
Octane Receivables Trust 10/26/21 7,477,000 99.99 7,476
7,473
OneMain Financial Issuance Trust 11/30/20 2,282,000 107.67 2,457
2,419
OneMain Financial Issuance Trust 05/17/21 6,220,000 99.97 6,219
6,145
Panasonic Corp. 09/13/21 3,963,000 104.86 4,156
4,117
Paraguay Government International Bond 04/09/21 790,000 113.96 900
891
Park Aerospace Holdings, Ltd. 02/25/19 68,000 100.58 68
70
Parsley Energy LLC 09/25/20 50,000 93.21 47
52
Petroleos del Peru SA 04/09/21 820,000 103.99 853
832
POSCO 01/04/21 3,577,000 101.95 3,647
3,635
Preston Ridge Partners Mortgage LLC 10/29/20 1,249,826 100.00 1,250
1,250
Preston Ridge Partners Mortgage LLC 12/01/20 1,993,054 100.00 1,993
1,997
Preston Ridge Partners Mortgage LLC 04/28/21 5,097,355 100.00 5,097
5,103
Provincia de Buenos Aires 08/27/21 933,246 45.89 428
414
Provincia de Cordoba 04/12/21 750,000 61.80 464
498
Provincia de Cordoba 04/12/21 570,000 69.50 396
431
Qatar Government International Bond 03/06/19 1,000,000 100.00 1,000
1,285
Qatar Government International Bond 04/07/20 410,000 100.00 410
500
Qatar Petroleum 06/30/21 2,000,000 98.97 1,979
1,970
Qatar Petroleum 06/30/21 490,000 99.91 490
484
Radnor RE, Ltd. 01/21/20 2,411,000 100.00 2,411
2,393
Radnor RE, Ltd. 04/26/21 4,245,000 101.00 4,287
4,283
Radnor RE, Ltd. 06/18/21 7,980,000 100.00 7,980
7,980
Range Resources Corp. 04/12/21 540,000 107.16 579
610
RCKT Mortgage Trust 06/22/21 10,894,694 102.07 11,120
11,100
Reliance Industries, Ltd. 10/01/19 2,934,000 104.15 3,056
3,151
Roche Holdings, Inc. 07/07/20 950,000 104.99 997
996
Roche Holdings, Inc. 08/06/21 1,826,000 99.95 1,825
1,814
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 560,000 100.00 560
551
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 600,000 100.00 600
596
Rockfield Park CLO DAC 06/30/21 EUR 5,467,000 118.58 6,482
6,256
Rockies Express Pipeline LLC 05/06/20 300,000 91.80 275
320
Rockies Express Pipeline LLC 03/23/21 98,000 100.63 99
102
Rockies Express Pipeline LLC 03/23/21 289,000 103.62 300
309
SABIC Capiral II BV 10/01/19 2,930,000 102.58 3,006
3,092
Sands China, Ltd. 09/09/21 930,000 99.75 927
872
Sands China, Ltd. 09/09/21 600,000 99.79 599
568
Santander UK PLC 10/02/18 2,653,000 109.40 2,903
3,466
Santander UK PLC 09/27/19 3,784,000 106.82 4,042
4,063
Saudi Arabian Oil Co. 04/07/20 3,093,000 99.12 3,066
3,211
Saudi Arabian Oil Co. 10/08/21 4,109,000 99.90 4,105
4,085
Sealed Air Corp. 04/22/20 300,000 110.80 332
385
Sequoia Mortgage Trust 10/21/16 665,160 102.82 684
671
Sequoia Mortgage Trust 05/06/21 9,899,497 102.75 10,172
10,109
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,374
Siemens Financieringsmaatschappij NV 04/22/19 1,245,000 100.02 1,245
1,263

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 421
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SK Hynix, Inc. 02/03/21 3,670,000 100.25 3,679
3,643
Sky, Ltd. 01/04/21 3,311,000 109.09 3,612
3,567
Sociedad Quimica y Minera de Chile SA 09/13/21 1,300,000 99.18 1,289
1,269
Societe Generale SA 04/07/20 3,653,000 102.19 3,733
3,921
Sound Point CLO, Ltd. 03/27/18 6,000,000 100.00 6,000
6,006
Sovereign Wealth Fund Samruk-Kazyna   JSC 10/26/21 1,998,000 99.00 1,978
1,976
SpringCastle America Funding LLC 09/16/20 14,506,259 100.39 14,562
14,521
Standard Chartered PLC 09/26/19 2,944,000 100.93 2,971
3,038
Standard Chartered PLC 04/02/20 250,000 104.51 261
346
Standard Chartered PLC 04/16/21 400,000 100.42 402
398
State Bank of India 10/05/21 3,838,000 106.89 4,103
4,076
Suncor Energy Ventures Corp. 03/01/19 340,000 101.15 344
342
Sura Asset Management SA 07/08/21 3,803,000 107.22 4,078
4,079
Suzano Austria GmbH 04/09/21 420,000 130.33 547
528
SYNNEX Corp. 07/29/21 2,050,000 99.94 2,049
2,044
TAL Advantage VII LLC 09/09/20 7,852,175 100.15 7,864
7,832
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 01/19/21 1,520,000 98.11 1,491
1,568
Taurus UK Designated Activity Co. 02/22/21 GBP 1,220,000 140.62 1,716
1,676
Taurus UK Designated Activity Co. 02/22/21 GBP 1,593,000 140.62 2,240
2,185
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.42 195
209
Teachers Insurance & Annuity Association of America 06/14/16 400,000 111.20 445
523
Tencent Holdings, Ltd. 04/01/19 2,978,000 100.36 2,988
3,044
Tencent Holdings, Ltd. 04/15/21 480,000 99.97 480
507
Tennessee Gas Pipeline Co. LLC 02/19/20 1,780,000 101.48 1,806
1,812
Texas Eastern Transmission, LP 09/03/20 1,700,000 111.66 1,898
1,928
Textainer Marine Containers, Ltd. 08/03/21 11,301,280 99.98 11,299
11,146
Towd Point Mortgage Trust 08/17/20 7,832,535 101.79 7,973
7,876
Towd Point Mortgage Trust 09/09/20 2,994,430 103.76 3,107
3,004
UBS Group AG 01/28/19 2,310,000 104.33 2,410
2,498
UBS Group AG 04/09/21 750,000 125.31 940
1,001
UniCredit SpA 01/08/19 3,210,000 100.77 3,235
3,246
UniCredit SpA 04/22/20 781,000 111.90 895
942
United Airlines, Inc. 04/14/21 140,000 101.45 142
144
UWM Mortgage Trust 05/27/21 10,381,213 102.25 10,615
10,538
Venture XXVIII CLO, Ltd. 09/01/21 7,134,000 100.00 7,134
7,135
Videotron, Ltd. 06/03/21 240,000 100.00 240
241
Vistra Operations Co. LLC 04/26/21 3,936,000 105.26 4,143
4,212
Volkswagen Group of America Finance LLC 08/04/21 3,992,000 103.83 4,145
4,129
Vontier Corp. 04/12/21 1,430,000 98.89 1,414
1,400
Vontier Corp. 04/13/21 630,000 99.95 630
620
Voya CLO, Ltd. 11/21/19 4,182,623 99.59 4,165
4,185
Voya CLO, Ltd. 02/18/20 3,283,307 100.00 3,283
3,285
Voya CLO, Ltd. 01/29/21 1,532,000 100.06 1,533
1,534
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 3,445,967 138.65 4,778
4,729
WEA Finance LLC 06/18/21 4,009,000 106.44 4,267
4,398
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 640,000 103.52 663
702
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 275,000 105.56 290
291
Wells Fargo Mortgage-Backed Securities Trust 04/23/21 4,997,616 102.46 5,121
5,104
Wynn Macau, Ltd. 08/25/20 200,000 98.76 197
180
Wynn Macau, Ltd. 12/15/20 1,430,000 104.40 1,493
1,335
Wynn Macau, Ltd. 09/16/21 320,000 94.59 303
298
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/12/21 760,000 107.44 817
800
Yamana Gold, Inc. 08/04/21 230,000 100.00 230
224
ZF NA Capital, Inc. 05/05/20 324,000 95.36 309
349
ZF NA Capital, Inc. 09/22/21 350,000 101.49 355 355
1,037,353
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
422 Strategic Bond Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 1,393 AUD 187,848 12/21
(9,822)
Canadian 10 Year Government Bond Futures 743 CAD 104,726 12/21
(2,587)
Euro-Bund Futures 49 EUR 8,238 12/21
(31)
United States 2 Year Treasury Note Futures 536 USD 117,518 12/21
(486)
United States 5 Year Treasury Note Futures 5,121 USD 623,482 12/21
(9,013)
United States 10 Year Treasury Note Futures 5,116 USD 668,677 12/21
(12,043)
United States 10 Year Ultra Treasury Note Futures 957 USD 138,795 12/21
(1,509)
United States Treasury Long Bond Futures 1,279 USD 205,719 12/21
(1,801)
United States Treasury Ultra Bond Futures 592 USD 116,272 12/21 23
Short Positions
Canadian 10 Year Government Bond Futures 247 CAD 34,815 12/21
1,153
Euro- Btp Futures 33 EUR 4,893 12/21
111
Euro-Bund Futures 781 EUR 131,302 12/21
3,792
Japanese 10 Year Government Bond Futures 11 JPY 1,664,520 12/21
(17)
Long Gilt Futures 697 GBP 87,069 12/21
3,830
United States 2 Year Treasury Note Futures 460 USD 100,855 12/21
413
United States 5 Year Treasury Note Futures 20 USD 2,435 12/21
1
United States 10 Year Ultra Treasury Note Futures 146 USD 21,174 12/21
353
United States Treasury Long Bond Futures 432 USD 69,484 12/21
415
United States Treasury Ultra Bond Futures 321 USD 63,046 12/21 (231)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (27,449)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 713 AUD 991
12/09/21
33
Bank of America USD 2,883 AUD 3,818
12/09/21
(10)
Bank of America USD 1,334 NOK 11,104
12/09/21
(20)
Bank of America USD 35,507 NOK 310,425
12/09/21
1,229
Bank of America AUD 94,207 USD 69,817
12/09/21
(1,061)
Bank of America NOK 602,148 USD 69,622
12/09/21
(1,636)
Bank of Montreal USD 13,081 NOK 114,200
12/15/21
433
Bank of Montreal SEK 135,200 USD 15,684
12/15/21
(68)
Bank of New York USD 11,470 GBP 8,295
12/09/21
(116)
Bank of New York USD 16,896 GBP 12,244
12/09/21
(138)
Bank of New York USD 13,131 NOK 114,200
12/15/21
383
Bank of New York GBP 12,423 USD 16,678
12/09/21
(325)
Bank of New York SEK 135,200 USD 15,719
12/15/21
(34)
BNP Paribas USD 5,023 EUR 4,339
01/18/22
2
Citigroup USD 268 CLP 217,493
01/25/22
(3)
Citigroup USD 4,496 CLP 3,718,793
01/25/22
31
Citigroup USD 642 EUR 550
01/25/22
(5)
Citigroup USD 1,236 EUR 1,060
01/25/22
(8)
Citigroup USD 4,599 KRW 5,463,088
01/25/22
44
Citigroup USD 889 KZT 386,034
12/20/21
3
Citigroup USD 2,666 KZT 1,157,635
12/20/21
9

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 423
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 576 KZT 250,468
12/22/21
2
Citigroup USD 578 KZT 251,414
12/22/21
3
Citigroup USD 1,628 MXN 33,855
01/18/22
(3)
Citigroup AUD 2,016 USD 1,496
01/25/22
(21)
Citigroup CLP 302,256 USD 368
01/25/22
—
Citigroup CLP 304,693 USD 369
01/25/22
(2)
Citigroup CLP 611,408 USD 736
01/25/22
(8)
Citigroup CNY 61,342 USD 9,452
01/25/22
(53)
Citigroup EUR 508 HUF 185,350
01/25/22
11
Citigroup EUR 508 HUF 185,680
01/25/22
13
Citigroup EUR 3,031 HUF 1,095,364
01/25/22
(9)
Citigroup EUR 550 USD 641
11/01/21
5
Citigroup EUR 56,058 USD 65,150
01/25/22
208
Citigroup GBP 1,711 EUR 2,020
01/25/22
(3)
Citigroup GBP 3,588 EUR 4,232
01/25/22
(19)
Citigroup GBP 1,089 USD 1,498
01/25/22
8
Citigroup IDR 8,678,743 USD 601
01/18/22
(4)
Citigroup INR 355,368 USD 4,669
01/25/22
(23)
Citigroup JPY 6,897,064 USD 60,537
01/25/22
(41)
Citigroup MXN 196,789 USD 9,477
01/25/22
43
Citigroup MXN 240,520 USD 11,579
01/25/22
49
Citigroup PHP 68,319 USD 1,337
01/25/22
(8)
Citigroup PHP 136,614 USD 2,675
01/25/22
(15)
Citigroup PHP 275,726 USD 5,398
01/25/22
(29)
Citigroup ZAR 141,107 USD 9,448
01/25/22
310
Goldman Sachs USD 300 RUB 22,154
01/18/22
8
Goldman Sachs USD 587 RUB 43,520
01/18/22
16
Goldman Sachs GBP 550 USD 751
01/18/22
(2)
JPMorgan Chase USD 363 AUD 497
01/18/22
11
JPMorgan Chase USD 82,130 JPY 9,055,200
12/15/21
(2,644)
JPMorgan Chase USD 13,137 NOK 114,200
12/15/21
377
JPMorgan Chase SEK 135,200 USD 15,724
12/15/21
(28)
Morgan Stanley USD 833 BRL 4,620
01/18/22
(28)
Royal Bank of Canada USD 102,867 CAD 129,482
12/09/21
1,760
Royal Bank of Canada USD 13,138 NOK 114,200
12/15/21
375
Royal Bank of Canada CAD 793 USD 622
12/09/21
(19)
Royal Bank of Canada CAD 3,967 USD 3,216
12/09/21
10
Royal Bank of Canada SEK 135,200 USD 15,720
12/15/21
(32)
Standard Chartered USD 13,129 NOK 114,200
12/15/21
385
Standard Chartered SEK 135,200 USD 15,721
12/15/21
(31)
State Street USD 16,922 EUR 14,482
12/09/21
(167)
State Street USD 50,468 JPY 5,645,137
12/09/21
(922)
State Street USD 34,862 NZD 49,074
12/09/21
286
State Street USD 730 SEK 6,238
12/09/21
(4)
State Street GBP 63,458 USD 87,301
11/24/21
454
State Street JPY 1,878,059 USD 17,086
12/09/21
603
State Street JPY 3,767,077 USD 33,232
12/09/21
169
State Street NZD 658 USD 452
12/09/21
(19)
State Street NZD 1,569 USD 1,131
12/09/21
7
State Street SEK 295,199 USD 33,636
12/09/21
(752)
UBS USD 1,731 CHF 1,580
12/09/21
(4)
UBS CHF 269 USD 288
12/09/21
(5)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
424 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
UBS CHF 94,018 USD 102,836
12/09/21
45
UBS EUR 63,735 USD 73,973
11/24/21
264
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) (730)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse EUR 9,700 6 Month EURIBOR
(3)
-0.339%
(4)
01/25/24
—
45 45
Credit Suisse USD 32,800 3 Month LIBOR
(2)
0.710%
(3)
01/25/24
—
77 77
Credit Suisse ZAR 272,779 3 Month JIBAR
(2)
5.650%
(2)
01/25/24
—
121 121
Credit Suisse ZAR 344,135 3 Month JIBAR
(2)
5.663%
(2)
01/25/24
—
166 166
Credit Suisse MXN 18,700 7.507%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
01/19/27
—
(6) (6)
Credit Suisse USD 5,000 3 Month LIBOR
(2)
1.321%
(3)
01/25/27
—
(4) (4)
Credit Suisse EUR 36,500 -0.078%
(4)
6 Month EURIBOR
(3)
01/25/27
—
(207) (207)
Credit Suisse MXN 122,357 7.716%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
01/13/32
—
2 2
Credit Suisse MXN 214,203 7.792%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
01/13/32
—
60 60
Credit Suisse USD 12,100 3 Month LIBOR
(2)
1.703%
(3)
01/25/32
—
(103) (103)
Credit Suisse USD 25,500 3 Month LIBOR
(2)
1.687%
(3)
01/25/32
—
(178) (178)
Credit Suisse EUR 32,136 6 Month EURIBOR
(3)
0.250%
(4)
01/25/32
—
(293) (293)
Credit Suisse CAD 32,300 2.081%
(3)
Canadian Dealer Offer
Rate
(3)
01/25/32
—
(878) (878)
Credit Suisse USD 36,094 3 Month LIBOR
(2)
1.701%
(3)
01/25/32
—
(301) (301)
Credit Suisse EUR 9,100 6 Month EURIBOR
(3)
0.517%
(4)
01/25/52
—
(139) (139)
Credit Suisse EUR 320 6 Month EURIBOR
(3)
0.468%
(4)
06/10/71
—
(70) (70)
Credit Suisse EUR 735 6 Month EURIBOR
(3)
0.428%
(4)
06/10/71
—
(145) (145)
Credit Suisse EUR 798 6 Month EURIBOR
(3)
0.420%
(4)
06/10/71
—
(154) (154)
Credit Suisse EUR 1,566 6 Month EURIBOR
(3)
0.340%
(4)
06/10/71 —
(232) (232)
Total Open Interest Rate Swap Contracts (å)
—
(2,239) (2,239)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Goldman Sachs
Purchase
USD 164,000 (1.000%)
(2)
12/20/26
5,707
853 6,560

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 425
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield
Index Goldman Sachs
Purchase
USD 33,000 (5.000%)
(2)
12/20/26
(3,185)
64 (3,121)
CDX NA Investment
Grade Index Goldman Sachs Purchase USD 405,000 (1.000%)
(2)
12/20/26
(9,598)
(465) (10,063)
Total Open Credit Indices Contracts (å)
(7,076)
452 (6,624)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 154,508 $ —
$ —
$ 154,508 3.8
Corporate Bonds and Notes — 933,292 —
—
933,292 23.1
International Debt — 703,662 —
—
703,662 17.5
Loan Agreements — 13,422 —
—
13,422 0.3
Mortgage-Backed Securities — 637,946 —
—
637,946 15.8
Municipal Bonds — 1,921 —
—
1,921 0.1
Non-US Bonds — 321,567 —
—
321,567 8.0
United States Government Treasuries — 673,979 —
—
673,979 16.7
Common Stocks — — —
—
— —*
Short-Term Investments — 158,113 — 352,170 510,283 12.7
Total Investments — 3,598,410 — 352,170 3,950,580 98.0
Other Assets and Liabilities, Net
2.0
100.0
Other Financial Instruments
Assets
Futures Contracts 10,091 — — — 10,091 0. 3
Foreign Currency Exchange Contracts — 7,589 — — 7,589 0. 2
Interest Rate Swap Contracts — 471 — — 471 — *
Credit Default Swap Contracts — 6,560 — — 6,560 0.2
A
Liabilities
Futures Contracts (37,540) — — — (37,540) (0.9)
Foreign Currency Exchange Contracts — (8,319) — — (8,319) (0. 2 )
Interest Rate Swap Contracts — (2,710) — — (2,710) (0.1)
Credit Default Swap Contracts — (13,184) — — (13,184) (0. 3 )
Total Other Financial Instruments
**
$ (27,449) $ (9,593) $ — $ — $ (37,042)
* Less than 0.05% of net assets.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
426 Strategic Bond Fund
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ...................................................................................
15,932
Argentina ................................................................................
4,402
Australia .................................................................................
17,044
Belgium ..................................................................................
2,077
Bermuda .................................................................................
71,975
Brazil ......................................................................................
12,389
Canada ....................................................................................
56,868
Cayman Islands .......................................................................
160,376
Chile .......................................................................................
14,954
China ......................................................................................
29,211
Colombia .................................................................................
12,229
Czech Republic .......................................................................
3,653
Denmark .................................................................................
9,991
Egypt ......................................................................................
7,115
Finland ...................................................................................
3,810
France .....................................................................................
42,251
Germany .................................................................................
22,485
Hong Kong ..............................................................................
807
India .......................................................................................
20,954
Indonesia ................................................................................
2,417
Ireland ....................................................................................
88,598
Israel .......................................................................................
2,908
Italy ........................................................................................
22,754
Japan ......................................................................................
74,910
Kazakhstan .............................................................................
2,297
Kuwait ....................................................................................
2,201
Liberia ....................................................................................
117
Luxembourg ............................................................................
1,701
Macao .....................................................................................
3,722
Mexico ....................................................................................
52,058
Morocco ..................................................................................
997
Netherlands ............................................................................
20,131
Norway ....................................................................................
2,033
Oman ......................................................................................
3,281
Panama ...................................................................................
5,744
Paraguay .................................................................................
891
Peru ........................................................................................
10,353
Portugal ..................................................................................
254
Qatar .......................................................................................
4,239
Romania ..................................................................................
16,405
Russia .....................................................................................
7,465

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 427
Amounts in thousands
Country Exposure
Fair Value
$
Saudi Arabia ...........................................................................
10,388
Singapore ................................................................................
781
South Africa ............................................................................
10,518
South Korea ............................................................................
7,278
Spain .......................................................................................
8,034
Switzerland .............................................................................
18,222
Togo ........................................................................................
1,980
Tunisia ....................................................................................
12,087
United Arab Emirates .............................................................
3,342
United Kingdom ......................................................................
134,391
United States ...........................................................................
2,906,700
Zambia ....................................................................................
2,860
Total Investments .................................................................... 3,950,580

See accompanying notes which are an integral part of the financial statements.
428 Strategic Bond Fund
Russell Investment Company
Strategic Bond Fund
Fair Value of Derivative Instruments — October 31, 2021
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 7,589 $ —
Variation margin on futures contracts* — — 10,091
Interest rate swap contracts, at fair value — — 471
Credit default swap contracts, at fair value 6,560 — —
Total
$ 6,560 $ 7,589 $ 10,562
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 37,540
Unrealized depreciation on foreign currency exchange contracts — 8,319 —
Interest rate swap contracts, at fair value — — 2,710
Credit default swap contracts, at fair value 13,184 — —
Total
$ 13,184 $ 8,319 $ 40,250
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments** $ — $ — $ (122)
Futures contracts — — (26,437)
Options written — 129 1, 271
Interest rate swap contracts — — 8,828
Credit default swap contracts (4,597) — —
Foreign currency exchange contracts — 19,761 —
Total
$ (4,597) $ 19, 890 $ (16, 460 )
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (16,351)
Options written — (59) 4
Interest rate swap contracts — — (5,634)
Credit default swap contracts 528 — —
Foreign currency exchange contracts — (1,962) —
Total
$ 528 $ (2,021) $ (21,981)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 429
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 7,589 $ — $ 7,589
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 471 — 471
Credit Default Swap Contracts Credit default swap contracts, at fair value 6,560 — 6,560
Total Financial and Derivative Assets
14,620 — 14,620
Financial and Derivative Assets not subject to a netting agreement
(7,031) — (7,031)
Total Financial and Derivative Assets subject to a netting agreement
$ 7,589 $ — $ 7,589
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,262 $ 1,262 $ — $ —
Bank of Montreal
433 68 — 365
Bank of New York
383 34 — 349
BNP Paribas
2 — — 2
Citigroup
739 247 — 492
Goldman Sachs
25 2 — 23
JPMorgan Chase
388 377 — 11
Royal Bank of Canada
2,145 51 — 2,094
Standard Chartered
385 31 — 354
State Street
1,519 1,065 — 454
UBS
308 9 — 299
Total
$ 7,589 $ 3,146 $ — $ 4,443

Russell Investment Company
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
430 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 8,319 $ — $ 8,319
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 2,710 — 2,710
Credit Default Swap Contracts Credit default swap contracts, at fair value 13,184 — 13,184
Total Financial and Derivative Liabilities
24,213 — 24,213
Financial and Derivative Liabilities not subject to a netting agreement
(15,894) — (15,894)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 8,319 $ — $ 8,319
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 2,728 $ 1,262 $ — $ 1, 466
Bank of Montreal 68 68 — —
Bank of New York 612 34 — 578
Citigroup 254 247 7 —
Goldman Sachs 2 2 — —
JPMorgan Chase 2,672 377 — 2,295
Morgan Stanley 28 — — 28
Royal Bank of Canada 51 51 — —
Standard Chartered 31 31 — —
State Street 1,864 1,065 — 799
UBS 9 9 — —
Total
$ 8,319 $ 3,146 $ 7 $ 5 ,1 66
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 431
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 3,928,876
Investments, at fair value(>) ...........................................................................................................................................................
3,950,580
Cash ............................................................................................................................................................................................... 315
Foreign currency holdings(^) ......................................................................................................................................................... 3,128
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 7,589
Receivables:
Dividends and interest ....................................................................................................................................................... 20,972
Dividends from affiliated funds .......................................................................................................................................... 18
Investments sold ................................................................................................................................................................ 12,374
Fund shares sold ................................................................................................................................................................ 2,343
From broker(a)(b)( c ) ........................................................................................................................................................... 120, 293
Variation margin on futures contracts ................................................................................................................................. 2,149
Interest rate swap contracts, at fair value (•) ................................................................................................................................... 471
Credit default swap contracts, at fair value(+) ................................................................................................................................ 6,560
Total assets .................................................................................................................................................
4,12 6 , 792
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 37,472
Fund shares redeemed ....................................................................................................................................................... 1,432
Accrued fees to affiliates .................................................................................................................................................... 1,779
Other accrued expenses ..................................................................................................................................................... 427
Variation margin on futures contracts ................................................................................................................................. 29,550
Deferred capital gains tax liability ..................................................................................................................................... 6
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 8,319
Interest rate swap contracts, at fair value (•) ................................................................................................................................... 2,710
Credit default swap contracts, at fair value(+) ................................................................................................................................ 13,184
Total liabilities .............................................................................................................................................
9 4 , 879
Net Assets ............................................................................................................................................................
$ 4,031,913

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
432 Strategic Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 41,576
Shares of beneficial interest ...........................................................................................................................................................
3,668
Additional paid-in capital ..............................................................................................................................................................
3,986,669
Net Assets ............................................................................................................................................................
$ 4,031,913
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.96
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 11.39
Class A — Net assets ............................................................................................................................................................. $ 26,256,904
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 2,394,900
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.88
Class C — Net assets ............................................................................................................................................................. $ 15,321,229
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,408,267
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.02
Class M — Net assets ............................................................................................................................................................ $ 657,098,076
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 59,636,508
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 10.87
Class R6 — Net assets ........................................................................................................................................................... $ 1,744,293
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 160,404
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.03
Class S — Net assets ............................................................................................................................................................. $ 2,500,017,523
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 226,618,861
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.85
Class Y — Net assets ............................................................................................................................................................. $ 831,474,727
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 76,625,567
Amounts in thousands
(^)     Foreign currency holdings - cost $ 3,115
(+)     Credit default swap contracts - premiums paid (received) $ (7,076)
(•)     Interest rate swap contracts – premiums paid (received) $ —
(>)     Investments in affiliates, U.S. Cash Management Fund $ 352,170
(a)     Receivable from Broker for Futures $ 78,051
(b)     Receivable from Broker for Swaps $ 4 1 , 782
(c)     Receivable from Broker for Forwards $ 460
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 433
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 6
Dividends from affiliated funds ......................................................................................................................................... 202
Interest .............................................................................................................................................................................. 70,386
Total investment income ...............................................................................................................................................................
70,594
Expenses
Advisory fees .................................................................................................................................................................... 17,131
Administrative fees ........................................................................................................................................................... 1,775
Custodian fees ................................................................................................................................................................... 393
Distribution fees - Class A ................................................................................................................................................ 69
Distribution fees - Class C ................................................................................................................................................ 123
Transfer agent fees - Class A ............................................................................................................................................ 55
Transfer agent fees - Class C ............................................................................................................................................. 33
Transfer agent fees - Class M ............................................................................................................................................ 1,092
Transfer agent fees - Class R6 .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 4,877
Transfer agent fees - Class Y ............................................................................................................................................ 29
Professional fees ............................................................................................................................................................... 320
Registration fees ............................................................................................................................................................... 184
Shareholder servicing fees - Class C ................................................................................................................................. 41
Trustees’ fees .................................................................................................................................................................... 144
Printing fees ...................................................................................................................................................................... 246
Proxy fees ......................................................................................................................................................................... 181
Miscellaneous ................................................................................................................................................................... 65
Expenses before reductions .............................................................................................................................................. 26,759
Expense reductions ........................................................................................................................................................... (6,417)
Net expenses .................................................................................................................................................................................
20,342
Net investment income (loss) ........................................................................................................................................................
50,252
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 51,312
Investments in affiliated funds .......................................................................................................................................... (17)
Futures contracts .............................................................................................................................................................. (26,437)
Options written ................................................................................................................................................................. 1,400
Foreign currency exchange contracts ................................................................................................................................ 19,761
Interest rate swap contracts ............................................................................................................................................... 8,828
Credit default swap contracts ............................................................................................................................................ (4,597)
Foreign currency-related transactions ............................................................................................................................... 2,021
Net realized gain (loss) ..................................................................................................................................................................
52,271
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (52,912)
Investments in affiliated funds .......................................................................................................................................... 15
Futures contracts .............................................................................................................................................................. (16,351)
Options written ................................................................................................................................................................. (55)
Foreign currency exchange contracts ................................................................................................................................ (1,962)
Interest rate swap contracts ............................................................................................................................................... (5,634)
Credit default swap contracts ............................................................................................................................................ 528
Foreign currency-related transactions ............................................................................................................................... (236)
Other investments ............................................................................................................................................................. 1,660
Net change in unrealized appreciation (depreciation) ................................................................................................................... (74,947)

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
434 Strategic Bond Fund
Statement of Operations, continued — For the Period Ended October 31, 2021
Net realized and unrealized gain (loss) ......................................................................................................................................... (22,676)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 27,576

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 435
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 50,252 $ 78,219
Net realized gain (loss) ...................................................................................................................... 52,271 143,740
Net change in unrealized appreciation (depreciation) ....................................................................... (74,947) (20,594)
Net increase (decrease) in net assets from operations ............................................................................. 27,576 201,365
Distributions
To shareholders
Class A .......................................................................................................................................... (1,786) (727)
Class C .......................................................................................................................................... (1,044) (351)
Class E(1) ...................................................................................................................................... — (65)
Class M ......................................................................................................................................... (26,694) (10,147)
Class R6 ........................................................................................................................................ (108) (32)
Class S ........................................................................................................................................... (152,646) (74,199)
Class Y .......................................................................................................................................... (28,690) (18,391)
Net decrease in net assets from distributions .......................................................................................... (210,968) (103,912)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 1,030,546 (803,753)
Total Net Increase (Decrease) in Net Assets ..........................................................................
847,154 (706,300)
Net Assets
Beginning of period .................................................................................................................................
3,184,759 3,891,059
End of period ..........................................................................................................................................
$ 4,031,913 $ 3,184,759

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
436 Strategic Bond Fund
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 332 $ 3,702 549 $ 6,253
Proceeds from reinvestment of distributions 157 1,760 64 719
Payments for shares redeemed (595) (6,642) (761) (8,598)
Net increase (decrease)
(106) (1,180) (148) (1,626)
Class C
Proceeds from shares sold 163 1,813 185 2,106
Proceeds from reinvestment of distributions 93 1,039 31 348
Payments for shares redeemed (438) (4,861) (444) (5,016)
Net increase (decrease)
(182) (2,009) (228) (2,562)
Class E(1)
Proceeds from shares sold — — 44 479
Proceeds from reinvestment of distributions — — 6 65
Payments for shares redeemed — — (321) (3,690)
Net increase (decrease)
— — (271) (3,146)
Class M
Proceeds from shares sold 35,498 396,496 9,033 102,927
Proceeds from reinvestment of distributions 2,376 26,693 901 10,147
Payments for shares redeemed (7,663) (85,495) (10,662) (120,306)
Net increase (decrease)
30,211 337,694 (728) (7,232)
Class R6
Proceeds from shares sold 101 1,117 84 964
Proceeds from reinvestment of distributions 10 108 3 32
Payments for shares redeemed (78) (857) (49) (544)
Net increase (decrease)
33 368 38 452
Class S
Proceeds from shares sold 63,699 707,492 40,436 461,683
Proceeds from reinvestment of distributions 13,494 151,949 6,552 73,805
Payments for shares redeemed (56,428) (635,100) (86,177) (976,266)
Net increase (decrease)
20,765 224,341 (39,189) (440,778)
Class Y
Proceeds from shares sold 46,745 507,603 14,602 162,127
Proceeds from reinvestment of distributions 2,593 28,690 1,663 18,391
Payments for shares redeemed (5,933) (64,961) (47,518) (529,379)
Net increase (decrease)
43,405 471,332 (31,253) (348,861)
Total increase (decrease)
94,126 $ 1,030,546 (71,779) $ (803,753)

Russell Investment Company
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
438 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 11.64 .12 (.07) .05 (.14) (.59)
October 31, 2020 11.27 .22 .43 .65 (.20) (.08)
October 31, 2019 10.29 .27 .94 1.21 (.23) —
October 31, 2018 10.82 .23 (.55) (.32) (.21) —
October 31, 2017 11.18 .18 (.15) .03 (.09) (.30)
Class C
October 31, 2021 11.57 .04 (.06) (.02) (.08) (.59)
October 31, 2020 11.22 .13 .42 .55 (.12) (.08)
October 31, 2019 10.24 .19 .94 1.13 (.15) —
October 31, 2018 10.77 .15 (.55) (.40) (.13) —
October 31, 2017 11.16 .10 (.14) (.04) (.05) (.30)
Class M
October 31, 2021 11.69 .16 (.07) .09 (.17) (.59)
October 31, 2020 11.31 .26 .44 .70 (.24) (.08)
October 31, 2019 10.33 .31 .94 1.25 (.27) —
October 31, 2018 10.86 .27 (.55) (.28) (.25) —
October 31, 2017(3) 10.55 .14 .20 .34 (.03) —
Class R6
October 31, 2021 11.54 .16 (.06) .10 (.18) (.59)
October 31, 2020 11.18 .26 .43 .69 (.25) (.08)
October 31, 2019 10.21 .31 .93 1.24 (.27) —
October 31, 2018 10.74 .27 (.55) (.28) (.25) —
October 31, 2017 11.09 .22 (.15) .07 (.12) (.30)
Class S
October 31, 2021 11.70 .15 (.07) .08 (.16) (.59)
October 31, 2020 11.33 .25 .43 .68 (.23) (.08)
October 31, 2019 10.34 .30 .95 1.25 (.26) —
October 31, 2018 10.88 .26 (.56) (.30) (.24) —
October 31, 2017 11.21 .21 (.13) .08 (.11) (.30)
Class Y
October 31, 2021 11.52 .15 (.05) .10 (.18) (.59)
October 31, 2020 11.16 .27 .42 .69 (.25) (.08)
October 31, 2019 10.19 .31 .93 1.24 (.27) —
October 31, 2018 10.72 .28 (.56) (.28) (.25) —
October 31, 2017 11.07 .22 (.15) .07 (.12) (.30)

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 439
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.73) 10.96 .33 26,257 1.01 .86 1.10 89
(.28) 11.64 5.90 29,108 1.02 .85 1.91 88
(.23) 11.27 11.85 29,853 1.00 .85 2.49 112
(.21) 10.29 (3.00) 33,094 1.01 .85 2.16 114
(.39) 10.82 .43 44,107 1.00 .93 1.70 133
(.67) 10.88 (.32) 15,321 1.76 1.61 .36 89
(.20) 11.57 5.02 18,403 1.77 1.60 1.16 88
(.15) 11.22 11.07 20,388 1.75 1.60 1.75 112
(.13) 10.24 (3.73) 25,022 1.76 1.60 1.38 114
(.35) 10.77 (.28) 40,482 1.75 1.69 .94 133
(.76) 11.02 .74 657,098 .75 .49 1.41 89
(.32) 11.69 6.36 343,916 .77 .48 2.28 88
(.27) 11.31 12.22 341,184 .75 .48 2.86 112
(.25) 10.33 (2.63) 164,734 .76 .48 2.55 114
(.03) 10.86 3.21 133,381 .74 .54 2.15 133
(.77) 10.87 .75 1,744 .61 .48 1.45 89
(.33) 11.54 6.26 1,471 .62 .47 2.27 88
(.27) 11.18 12.28 996 .61 .47 2.85 112
(.25) 10.21 (2.65) 730 .61 .47 2.55 114
(.42) 10.74 .78 696 .61 .57 2.07 133
(.75) 11.03 .64 2,500,018 .76 .59 1.35 89
(.31) 11.70 6.15 2,409,082 .77 .58 2.19 88
(.26) 11.33 12.20 2,776,038 .75 .58 2.77 112
(.24) 10.34 (2.81) 3,425,436 .76 .58 2.43 114
(.41) 10.88 .88 3,880,447 .76 .68 1.95 133
(.77) 10.85 .77 831,475 .55 .45 1.41 89
(.33) 11.52 6.30 382,779 .57 .44 2.38 88
(.27) 11.16 12.33 719,574 .56 .44 2.90 112
(.25) 10.19 (2.63) 767,994 .56 .44 2.62 114
(.42) 10.72 .80 759,787 .56 .54 2.09 133

Russell Investment Company
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
440 Strategic Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,254,232
Administration fees 164,772
Distribution fees 15,548
Shareholder servicing fees 3,272
Transfer agent fees 329,303
Trustee fees 12,207
$ 1,779,334
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 226,882 $ 3,937,759 $ 3,812,469 $ (17) $ 15 $ 352,170 $ 202 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 3,934,276,057 $ 15,068,132 $ (17,004,704) $ (1,936,572) $ 25,485,605 $ 18,707,765
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 122,664,920 $ 88,303,5 45 $ — $ 96,031,704 $ 7,880,652 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
442 Investment Grade Bond Fund
Investment Grade Bond Fund
-
Class A
‡
Total
Return
1 Year (3 .46)%
5 Years 2 .11%§
10 Years 2 .55%§
Investment Grade Bond Fund
-
Class C
Total
Return
1 Year (0 .41)%
5 Years 2 .13%§
10 Years 2 .18%§
Investment Grade Bond Fund
-
Class M
‡‡
Total
Return
1 Year 0 .72%
5 Years 3 .29%§
10 Years 3 .27%§
Investment Grade Bond Fund
-
Class R6
‡‡‡
Total
Return
1 Year 0 .75%
5 Years 3 .33%§
10 Years 3 .39%§
Investment Grade Bond Fund
-
Class S
Total
Return
1 Year 0 .62%
5 Years 3 .19%§
10 Years 3 .22%§
Investment Grade Bond Fund
-
Class Y
Total
Return
1 Year 0 .78%
5 Years 3 .36%§
10 Years 3 .40%§
Bloomberg U.S. Aggregate Bond Index**
Total
Return
1 Year (0 .48)%
5 Years 3 .10%§
10 Years 3 .00%§

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Investment Grade Bond Fund 443
The Investment Grade Bond Fund (the “Fund”) employs a
multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2021, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and the preservation of capital.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class M, Class R6, Class S, and Class Y Shares
gained 0.32%, 0.72%, 0.75%, 0.62% and 0.78%, respectively,
while the Fund’s Class C Shares lost 0.41%. This is compared to the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond
Index, which lost 0.48% during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Intermediate Core Bond
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, lost 0.13%.
This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a benchmark other than the
Fund’s index (a “RIM-assigned benchmark”). However, the
Fund’s primary index remains the benchmark for the Fund and
is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
During the fiscal year ended October 31, 2021, relaxed central bank monetary policy, fiscal stimulus, and the introduction of
COVID-19 vaccines impacted risk markets positively. Equity
markets reached record highs in 2021, with the S&P 500 Index gaining 42.91% on the fiscal year. U.S. investment grade corporate credit spreads tightened from 114 bps to 87 bps. Similarly, U.S.
high yield corporate spreads tightened from 435 bps to 285 bps.
The U.S. Urban Consumer Price Index reached a 6.2% year-over-
year increase in October 2021 – higher than the Federal Reserve
Bank’s 2% inflation target – as the economy faced cash strapped consumers, labor shortages, and supply constraints.
The Fund’s exposure to spread sectors was a positive during the fiscal year as credit spreads experienced continued recovery. The
Bloomberg U.S. Corporate Bond Index posted a total return of
2.18% for the fiscal year, above equivalent duration treasuries.
The Bloomberg U.S. Corporate High Yield Index performed
exceptionally well, posting total returns of 10.53% for the fiscal year. U.S. Treasuries performed poorly over the fiscal year as yields rose; the 10-year Treasury yield began the year at 0.84%
and ended the year at 1.55%.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund’s exposure to credit sectors, primarily through
mortgage-backed securities (“MBS”), commercial mortgage-
backed securities (“CMBS”), and asset-backed securities
(“ABS”) in securitized products, as well as high yield corporates, contributed positively to performance as credit markets rallied over the year. The Fund held a low exposure to agency MBS and offset the underweight with a diversified allocation to CMBS and collateralized loan obligations (“CLOs”), which performed well over the year on the back of reopening trends. The Fund was overweight in investment grade corporate credit to begin the year and rotated into Treasuries as credit markets made gains.
The Fund’s long duration positioning detracted as rates increased across the yield curve over the year.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to certain of the Fund’s money managers, MetLife
Investment Management, LLC (“MetLife”) outperformed the
Fund’s benchmark and its RIM-assigned benchmark. The
outperformance versus the strategy benchmark was due in large part to the barbell strategy – overweights at opposite ends of the credit spectrum to BBB- and BB-rated bonds and Treasuries –
MetLife employs, which allowed it to out yield the benchmark, and avoid issuers biased towards increasing leverage. A neutral duration positioning versus benchmark was neither positive nor negative for performance.
Schroder Investment Management North America Inc.
(“Schroder”) outperformed both the Fund’s benchmark and its
RIM-assigned benchmark. Schroder’s underweight to agency
MBS and offsetting overweights to CMBS and CLOs drove
positive performance relative to the RIM-assigned benchmark as the securitized sector rebounded over the year.

Russell Investment Company
Investment Grade Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
444 Investment Grade Bond Fund
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired risk/return profile for the
Fund.
RIM’s U.S. Investment Grade Intelligent Credit positioning
strategy, which screens securities based on value within the
Bloomberg U.S. Corporate Bond Index and purchases physical
bonds that RIM believes to be undervalued, outperformed the
Fund’s benchmark. The strategy benefited from strong security selection and general spread tightening over the fiscal year.
RIM’s U.S. Government positioning strategy, which seeks to
provide exposure to securities issued by the U.S. government, underperformed the Fund’s benchmark as government securities underperformed in general.
RIM also managed Currency Factor and Rates Factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively and utilize long and short positions in global government bond futures and currency forward contracts. The Fund’s currency factor strategy contributed positively to performance, while the rates factor strategy detracted from performance.
During the fiscal year, RIM also implemented tactical positioning strategies through the use of derivatives. These positioning strategies contributed negatively to Fund performance during the fiscal year, including in particular as a result of interest rate derivatives, which RIM used to extend duration throughout the fiscal year. RIM also utilized credit default swaps to increase credit risk at certain times during the fiscal year.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
MetLife Investment Management, LLC Sector Specialist
Schroder Investment Management North
America Inc. Sector Specialist
* Assumes initial investment on November 1, 2011.
** The Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment-
grade corporate debt securities and mortgage-backed securities.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Investment Grade Bond Fund 445
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,008.60 $ 1,021.27
Expenses Paid During Period* $ 3.95 $ 3.97
* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,005.40 $ 1,017.49
Expenses Paid During Period* $ 7.73 $ 7.78
* Expenses are equal to the Fund's annualized expense ratio of 1.53%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,011.10 $ 1,023.24
Expenses Paid During Period* $ 1.98 $ 1.99
* Expenses are equal to the Fund's annualized expense ratio of 0.39%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
446 Investment Grade Bond Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,011.20 $ 1,023.39
Expenses Paid During Period* $ 1.82 $ 1.84
* Expenses are equal to the Fund's annualized expense ratio of 0.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,010.60 $ 1,022.74
Expenses Paid During Period* $ 2.48 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,011.30 $ 1,023.54
Expenses Paid During Period* $ 1.67 $ 1.68
* Expenses are equal to the Fund's annualized expense ratio of 0.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 93.4%
Asset-Backed Securities - 4.3%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (USD 1 Month
LIBOR + 0.700%)(Ê) 622 622
Amur Equipment Finance Receivables
IX LLC
Series 2021-1A Class C
1.750% due 06/21/27 (Þ) 709 704
Arbor Realty Commercial Real Estate.,
Ltd
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 4,261 4,261
Barings CLO, Ltd.
Series 2021-1A Class AR
1.274% due 10/15/36 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 2,763 2,764
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 1,903 1,903
Carlyle Global Market Strategies CLO,
Ltd.
Series 2021-4A Class A1R3
1.208% due 04/22/32 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,947 1,947
Conseco Finance Corp.
Series 1996-10 Class M1
7.240% due 11/15/28 (~)(Ê) 220 222
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 42 43
FNA VI LLC
Series 2021-1A Class A
1.350% due 01/10/32 (~)(Ê)(Þ) 897 890
Goldentree Loan Management, LP
Series 2019-5A Class AR
1.202% due 10/20/32 1,538 1,538
GoodLeap Sustainable Home
Improvements
Series 2021-5CS Class A
2.310% due 10/20/48 (Þ) 949 949
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 650 650
Magnetite XVIII, Ltd.
Series 2016-18A Class AR
3.696% due 11/15/28 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,786 1,786
Octane Receivables Trust
Series 2021-2A Class A
1.210% due 09/20/28 (Þ) 1,612 1,611
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OneMain Financial Issuance Trust
Series 2019-2A Class A
3.140% due 10/14/36 (Þ) 5,140 5,449
Prodigy Finance Designated Activity Co.
Series 2021-1A Class A
1.336% due 07/25/51 733 735
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 5,130 5,115
Towd Point Mortgage Trust
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) — —
Series 2019-SJ3 Class A1
3.000% due 11/25/59 (~)(Ê)(Þ) 740 741
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 969 974
32,904
Corporate Bonds and Notes - 22.4%
3M Co.
2.875% due 10/15/27 386 412
7-Eleven, Inc.
2.500% due 02/10/41 (Þ) 85 79
2.800% due 02/10/51 (Þ) 115 108
Abbott Laboratories
4.750% due 11/30/36 386 493
AbbVie, Inc.
3.600% due 05/14/25 615 659
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 575
Aetna, Inc.
6.750% due 12/15/37 665 974
Alleghany Corp.
3.250% due 08/15/51 885 897
Ally Financial, Inc.
1.450% due 10/02/23 1,050 1,060
Altria Group, Inc.
2.450% due 02/04/32 1,255 1,191
10.200% due 02/06/39 579 978
5.800% due 02/14/39 305 371
3.400% due 02/04/41 518 484
Amazon.com, Inc.
3.100% due 05/12/51 1,000 1,073
American Airlines Pass-Through Trust
Series AA
3.200% due 06/15/28 559 568
American Campus Communities
Operating Partnership, LP
3.875% due 01/30/31 410 455
American Express Co.
Series FIX
3.700% due 08/03/23 635 667
American Homes 4 Rent, LP
4.250% due 02/15/28 374 420
American Tower Corp.
3.500% due 01/31/23 406 420

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
448 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amgen, Inc.
3.150% due 02/21/40 740 759
3.000% due 01/15/52 1,910 1,873
Analog Devices, Inc.
1.700% due 10/01/28 380 378
2.100% due 10/01/31 210 210
Anthem, Inc.
3.500% due 08/15/24 480 510
Aon Corp.
8.205% due 01/01/27 313 402
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 209
4.400% due 05/27/26 (Þ) 230 256
5.000% due 03/15/48 (Þ) 365 484
Apple, Inc.
4.500% due 02/23/36 394 492
4.650% due 02/23/46 745 985
Applied Materials, Inc.
5.100% due 10/01/35 381 491
AT&T, Inc.
4.500% due 05/15/35 365 422
6.800% due 05/15/36 525 718
6.500% due 11/15/36 215 292
6.500% due 09/01/37 165 224
3.500% due 06/01/41 445 459
Series WI
8.750% due 11/15/31 415 619
4.900% due 08/15/37 780 943
6.000% due 08/15/40 150 204
3.500% due 09/15/53 625 635
Athene Global Funding
2.950% due 11/12/26 (Þ) 1,145 1,202
Athene Holding, Ltd.
4.125% due 01/12/28 240 266
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 404 420
Avnet, Inc.
4.875% due 12/01/22 510 532
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.186%)(Ê) 477 504
Bank of America Corp.
4.000% due 01/22/25 980 1,056
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 1,920 2,038
2.572% due 10/20/32 (SOFR +
1.210%)(Ê) 525 526
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 1,045 1,106
4.443% due 01/20/48 (USD 3 Month
LIBOR + 1.990%)(Ê) 347 438
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 426
Becton Dickinson and Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.363% due 06/06/24 402 424
3.734% due 12/15/24 120 129
Berkshire Hathaway Energy Co.
Series WI
4.050% due 04/15/25 376 410
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 884 887
Berkshire Hathaway, Inc.
3.125% due 03/15/26 382 411
Berry Global, Inc.
Series WI
0.950% due 02/15/24 432 429
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 184 196
Blackstone Holdings Finance Co. LLC
4.750% due 02/15/23 (Þ) 406 427
2.000% due 01/30/32 (Þ) 515 495
Blackstone Private Credit Fund
2.625% due 12/15/26 (Þ) 435 427
Blackstone Secured Lending Fund
Series WI
3.625% due 01/15/26 520 544
Boardwalk Pipelines, LP
4.800% due 05/03/29 430 491
Boeing Co. (The)
2.196% due 02/04/26 810 811
3.200% due 03/01/29 430 445
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 611
BP Capital Markets America, Inc.
2.937% due 04/06/23 411 424
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 274 314
Bristol-Myers Squibb Co.
Series WI
3.900% due 02/20/28 635 714
Broadcom, Inc.
3.419% due 04/15/33 (Þ) 625 645
Series WI
4.150% due 11/15/30 450 495
Brown & Brown, Inc.
4.200% due 09/15/24 390 421
Capital One Bank USA NA
3.375% due 02/15/23 716 740
Capital One Financial Corp.
3.500% due 06/15/23 457 477
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 454 474
Centene Corp.
Series WI
4.250% due 12/15/27 300 314

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 530 589
4.200% due 03/15/28 375 416
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/39 (Þ) 435 425
Series WI
3.700% due 11/15/29 342 367
Chevron Corp.
1.141% due 05/11/23 481 486
0.426% due 08/11/23 419 418
Cigna Corp.
Series WI
4.125% due 11/15/25 475 522
4.800% due 08/15/38 233 286
Cisco Systems, Inc.
2.200% due 09/20/23 413 425
Citadel Finance LLC
3.375% due 03/09/26 (Þ) 590 591
Citadel, LP
4.875% due 01/15/27 (Þ) 625 672
Citigroup, Inc.
3.300% due 04/27/25 550 587
6.000% due 10/31/33 321 417
8.125% due 07/15/39 450 764
CNH Industrial Capital LLC
1.950% due 07/02/23 426 434
Coca-Cola Co. (The)
1.450% due 06/01/27 487 485
Comcast Corp.
3.600% due 03/01/24 385 410
3.700% due 04/15/24 5 5
2.887% due 11/01/51 (Þ) 709 690
2.937% due 11/01/56 (Þ) 661 637
CommonSpirit Health
4.350% due 11/01/42 205 236
4.187% due 10/01/49 785 923
ConocoPhillips
3.750% due 10/01/27 (Þ) 240 264
Constellation Brands, Inc.
4.400% due 11/15/25 520 577
Consumers Energy Co.
2.650% due 08/15/52 825 815
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 645 654
Costco Wholesale Corp.
2.750% due 05/18/24 408 427
Crown Castle International Corp.
3.150% due 07/15/23 405 421
CVS Health Corp.
4.780% due 03/25/38 125 153
5.050% due 03/25/48 320 421
CyrusOne , Inc.
2.150% due 11/01/30 450 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Devon Energy Corp.
7.875% due 09/30/31 425 602
4.750% due 05/15/42 190 221
DH Europe Finance II SARL
2.600% due 11/15/29 408 424
Diamondback Energy, Inc.
2.875% due 12/01/24 130 135
4.750% due 05/31/25 520 576
3.125% due 03/24/31 435 449
Discovery Communications LLC
Class A
5.000% due 09/20/37 1,480 1,766
Series WI
4.000% due 09/15/55 291 309
Dollar General Corp.
3.250% due 04/15/23 415 428
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43 90 113
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 560 588
DTE Energy Co.
Series F
1.050% due 06/01/25 495 489
DuPont de Nemours, Inc.
4.205% due 11/15/23 398 424
Enbridge Energy Partners, LP
5.500% due 09/15/40 401 515
Energy Transfer Operating, LP
5.250% due 04/15/29 420 488
3.750% due 05/15/30 1,005 1,071
Enterprise Products Operating LLC
6.125% due 10/15/39 361 496
4.200% due 01/31/50 310 355
Equifax, Inc.
2.600% due 12/15/25 595 620
Series 5Y
3.950% due 06/15/23 860 902
Essential Properties, LP
2.950% due 07/15/31 475 474
Essential Utilities, Inc.
4.276% due 05/01/49 190 231
Essex Portfolio, LP
3.250% due 05/01/23 412 425
Exelon Generation Co. LLC
5.600% due 06/15/42 363 439
Exxon Mobil Corp.
1.571% due 04/15/23 422 428
4.227% due 03/19/40 235 281
F&G Global Funding
1.750% due 06/30/26 (Þ) 295 294
Farmers Exchange Capital III
5.454% due 10/15/54 (USD 3 Month
LIBOR + 3.454%)(Ê)(Þ) 290 354
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 393 418

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
450 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
First Horizon Corp.
3.550% due 05/26/23 405 420
FLIR Systems, Inc.
2.500% due 08/01/30 205 206
Ford Motor Co.
8.500% due 04/21/23 200 219
9.000% due 04/22/25 220 265
Ford Motor Credit Co. LLC
4.271% due 01/09/27 580 616
FS KKR Capital Corp.
1.650% due 10/12/24 560 553
4.125% due 02/01/25 472 498
GA Global Funding Trust
1.625% due 01/15/26 (Þ) 405 406
GE Capital Funding LLC
Series WI
4.050% due 05/15/27 433 482
GE Capital International Funding Co.,
ULC
Series WI
3.373% due 11/15/25 385 415
4.418% due 11/15/35 2,203 2,681
General Electric Co.
Series MTNA
6.750% due 03/15/32 358 492
General Mills, Inc.
3.700% due 10/17/23 400 422
General Motors Co.
4.875% due 10/02/23 383 411
6.600% due 04/01/36 585 792
Georgia Power Co.
4.300% due 03/15/43 565 654
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 425 486
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,625 1,715
3.800% due 03/15/30 295 327
6.345% due 02/15/34 725 1,004
6.450% due 05/01/36 195 269
6.750% due 10/01/37 105 149
2.908% due 07/21/42 (SOFR +
1.472%)(Ê) 50 50
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 640 629
HCA, Inc.
5.500% due 06/15/47 389 513
Health Care Service Corp., a Mutual
Legal Reserve Co.
2.200% due 06/01/30 (Þ) 705 701
Hess Corp.
6.000% due 01/15/40 425 553
5.600% due 02/15/41 315 397
HollyFrontier Corp.
5.875% due 04/01/26 440 501
Home Depot, Inc. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 12/16/36 345 486
HSBC Bank NA
Series BKNT
7.000% due 01/15/39 615 953
HSBC USA, Inc.
7.200% due 07/15/97 245 445
Humana, Inc.
3.150% due 12/01/22 300 306
0.650% due 08/03/23 1,010 1,009
4.950% due 10/01/44 402 521
Intercontinental Exchange, Inc.
3.000% due 06/15/50 580 577
International Business Machines Corp.
3.375% due 08/01/23 408 428
International Paper Co.
8.700% due 06/15/38 270 443
7.300% due 11/15/39 150 231
Jefferies Group LLC
6.500% due 01/20/43 306 428
JPMorgan Chase & Co.
3.797% due 07/23/24 (USD 3 Month
LIBOR + 0.890%)(Ê) 402 422
7.750% due 07/15/25 260 318
3.200% due 06/15/26 190 203
8.750% due 09/01/30 405 605
3.157% due 04/22/42 (SOFR +
1.460%)(Ê) 2,000 2,087
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 231 243
Kilroy Realty, LP
2.650% due 11/15/33 755 738
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 298 415
Kinder Morgan, Inc.
5.550% due 06/01/45 340 437
Series GMTN
7.800% due 08/01/31 295 414
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 291
Kraft Heinz Foods Co.
5.000% due 06/04/42 1,100 1,360
Kroger Co. (The)
3.850% due 08/01/23 391 410
Kyndryl Holdings, Inc.
2.050% due 10/15/26 (Þ) 950 940
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 728
Las Vegas Sands Corp.
3.200% due 08/08/24 466 476
Lehman Brothers Holdings
5.857% due 11/30/56 (Š)(Æ)(Ø) 1,450 —
Leidos , Inc.
Series WI
3.625% due 05/15/25 160 172
Loews Corp.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 02/01/35 337 450
Lowe's Cos., Inc.
3.875% due 09/15/23 404 425
Main Street Capital Corp.
5.200% due 05/01/24 392 423
Markel Corp.
5.000% due 04/05/46 334 433
Marsh & McLennan Cos., Inc.
4.050% due 10/15/23 448 473
Marvell Technology, Inc.
Series WI
1.650% due 04/15/26 379 376
McDonald's Corp.
4.600% due 05/26/45 407 511
Merck & Co., Inc.
2.800% due 05/18/23 411 425
Mercury General Corp.
4.400% due 03/15/27 590 653
Microsoft Corp.
3.450% due 08/08/36 439 505
Mid-America Apartments, LP
3.750% due 06/15/24 401 426
Mondelez International, Inc.
1.875% due 10/15/32 519 496
Morgan Stanley
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 385 381
2.511% due 10/20/32 (SOFR +
1.200%)(Ê) 370 369
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 333 419
MPLX, LP
4.000% due 02/15/25 160 172
4.800% due 02/15/29 610 703
4.500% due 04/15/38 190 214
MultiCare Health System
2.803% due 08/15/50 715 716
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (USD 3 Month
LIBOR + 2.640%)(Ê)(Þ) 295 306
Mylan NV
Series WI
3.950% due 06/15/26 1,025 1,115
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 393 413
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 224
New York Society For The Relief Of The
Ruptured And Crippled
Series 2020
2.667% due 10/01/50 340 324
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 821
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 297 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NIKE, Inc.
2.750% due 03/27/27 391 415
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 440 458
Occidental Petroleum Corp.
3.500% due 08/15/29 395 401
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 365 413
Old Republic International Corp.
3.850% due 06/11/51 305 334
ONEOK, Inc.
6.850% due 10/15/37 377 514
Oracle Corp.
2.950% due 04/01/30 360 373
3.900% due 05/15/35 385 418
3.800% due 11/15/37 160 172
3.600% due 04/01/40 1,791 1,867
5.375% due 07/15/40 435 551
3.600% due 04/01/50 690 704
4.375% due 05/15/55 380 435
Owl Rock Capital Corp.
4.250% due 01/15/26 400 425
Pacific Gas and Electric Co.
2.100% due 08/01/27 685 665
2.500% due 02/01/31 635 607
4.200% due 06/01/41 360 363
Pacific Life Insurance Co.
4.300% due 10/24/67 (USD 3 Month
LIBOR + 2.796%)(Ê)(Þ) 255 295
PepsiCo, Inc.
2.625% due 03/19/27 457 482
Perrigo Finance Unlimited Co.
3.150% due 06/15/30 465 469
Pfizer, Inc.
Series 5YR
3.200% due 09/15/23 403 422
Philip Morris International, Inc.
4.375% due 11/15/41 635 731
Procter & Gamble Co. (The)
2.800% due 03/25/27 386 412
Progress Energy, Inc.
7.750% due 03/01/31 295 412
Prospect Capital Corp.
3.706% due 01/22/26 380 387
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 260 374
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 241
3.700% due 05/01/28 210 234
PVH Corp.
Series WI
4.625% due 07/10/25 315 345
QUALCOMM, Inc.
Series WI
1.300% due 05/20/28 559 541

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
452 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
QVC, Inc.
4.850% due 04/01/24 705 756
Raytheon Technologies Corp.
Series WI
3.200% due 03/15/24 392 412
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/06/31 (Þ) 395 393
Retail Properties of America, Inc.
4.000% due 03/15/25 462 486
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 990 988
1.200% due 09/02/25 760 749
1.750% due 09/02/27 265 260
2.200% due 09/02/30 620 600
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 220 242
5.000% due 03/15/27 480 544
Sabra Health Care, LP
3.200% due 12/01/31 450 440
Sabra Health Care, LP / Sabra Capital
Corp.
3.900% due 10/15/29 1,055 1,105
Santander Holdings USA, Inc.
3.450% due 06/02/25 670 711
Series FXD
3.500% due 06/07/24 386 408
Schlumberger Investment SA
1.400% due 09/17/25 405 405
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 290 285
Sherwin-Williams Co. (The)
2.300% due 05/15/30 420 423
Shire Acquisitions Investments Ireland
DAC
2.875% due 09/23/23 408 423
Simon Property Group, LP
2.450% due 09/13/29 945 961
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 500 575
Southern California Edison Co.
6.650% due 04/01/29 390 484
Southern Power Co.
5.150% due 09/15/41 413 506
Southwest Airlines Co.
5.125% due 06/15/27 745 860
Spectra Energy Partners, LP
4.500% due 03/15/45 372 439
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
5.152% due 03/20/28 (Þ) 450 508
Starbucks Corp.
2.000% due 03/12/27 478 483
Sunoco Logistics Partners Operations,
LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 10/01/27 455 494
5.300% due 04/01/44 379 444
SVB Financial Group
Series E
4.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.064%)(Ê)(ƒ) 550 559
Synchrony Financial
3.950% due 12/01/27 443 484
TCI Communications, Inc.
7.875% due 02/15/26 340 429
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 299 385
2.900% due 03/01/30 (Þ) 875 891
8.375% due 06/15/32 515 740
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 453 487
Thermo Fisher Scientific, Inc.
4.100% due 08/15/47 422 523
Time Warner Cable LLC
6.550% due 05/01/37 837 1,124
7.300% due 07/01/38 450 648
6.750% due 06/15/39 460 630
Time Warner Entertainment Co., LP
8.375% due 03/15/23 442 488
8.375% due 07/15/33 600 882
T-Mobile USA, Inc.
Series WI
3.875% due 04/15/30 550 601
Tsmc Arizona Corp.
1.750% due 10/25/26 470 473
2.500% due 10/25/31 235 238
3.125% due 10/25/41 470 490
TWDC Enterprises 18 Corp.
Series MTNB
7.000% due 03/01/32 344 488
Tyson Foods, Inc.
4.875% due 08/15/34 402 492
UnitedHealth Group, Inc.
2.300% due 05/15/31 295 298
3.050% due 05/15/41 225 234
Unum Group
5.750% due 08/15/42 411 524
Valero Energy Corp.
1.200% due 03/15/24 835 835
Verizon Communications, Inc.
7.750% due 12/01/30 1,565 2,234
2.355% due 03/15/32 (Þ) 418 412
3.550% due 03/22/51 335 361
Series WI
4.272% due 01/15/36 980 1,145
ViacomCBS , Inc.
3.700% due 08/15/24 460 490
4.750% due 05/15/25 505 560
5.900% due 10/15/40 380 505
4.600% due 01/15/45 455 547

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 275 294
Vontier Corp.
1.800% due 04/01/26 (Þ) 370 364
2.950% due 04/01/31 (Þ) 330 326
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 408 426
Walmart, Inc.
2.650% due 12/15/24 405 426
Wells Fargo & Co.
0.624% due 01/15/27 (USD 3 Month
LIBOR + 0.500%)(Ê) 525 510
3.196% due 06/17/27 (USD 3 Month
LIBOR + 1.170%)(Ê) 1,095 1,163
5.950% due 12/15/36 100 137
4.650% due 11/04/44 354 437
Western & Southern Life Insurance Co.
(The)
3.750% due 04/28/61 (Þ) 355 396
Westinghouse Air Brake Technologies
Corp.
4.400% due 03/15/24 391 418
Williams Cos., Inc. (The)
5.800% due 11/15/43 160 211
172,636
International Debt - 16.4%
Adani Ports & Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 465 483
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 690 710
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.000% due 10/29/28 520 527
3.300% due 01/30/32 235 239
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 414 425
Alibaba Group Holding, Ltd.
Series WI
3.600% due 11/28/24 447 475
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 445 482
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 195 249
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/39 200 329
5.450% due 01/23/39 350 460
Antares Holdings, LP
3.950% due 07/15/26 (Þ) 505 526
ANZ New Zealand International, Ltd.
1.250% due 06/22/26 (Þ) 1,000 984
Arbor Realty CLO, Ltd.
Series 2021-FL2 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.200% due 05/15/36 (USD 1 Month
LIBOR + 1.100%)(Ê)(Þ) 923 923
Ares LXI CLO, Ltd.
Series 2021-61A Class A
1.282% due 10/20/34 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,407 3,409
AstraZeneca PLC
0.300% due 05/26/23 432 431
6.450% due 09/15/37 420 625
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 477 497
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 411 428
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 396 409
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 401 423
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
5.375% due 04/17/25 (Þ) 150 166
Banco Santander SA
3.125% due 02/23/23 407 419
1.722% due 09/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 710 699
2.749% due 12/03/30 1,000 981
Bancolombia SA
3.000% due 01/29/25 419 423
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 303 413
Bank of Nova Scotia (The)
0.650% due 07/31/24 434 430
Barclays PLC
4.375% due 01/12/26 820 903
4.950% due 01/10/47 394 519
Barrick NA Finance LLC
5.750% due 05/01/43 605 835
BAT Capital Corp.
3.215% due 09/06/26 360 380
Series WI
3.557% due 08/15/27 445 471
4.390% due 08/15/37 800 855
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 405 428
4.700% due 07/15/64 (Þ) 605 718
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,402 1,481
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 393 421
BDS, Ltd.
Series 2021-FL7 Class A
1.180% due 06/16/36 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 1,397 1,396
Series 2021-FL8 Class A

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
454 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 884 880
Bellemeade Re, Ltd.
Series 2020-3A Class M1B
2.998% due 10/25/30 (USD 1 Month
LIBOR + 2.850%)(Ê)(Þ) 1,559 1,569
Series 2020-3A Class M1C
3.848% due 10/25/30 (USD 1 Month
LIBOR + 3.700%)(Ê)(Þ) 2,338 2,446
Series 2021-2A Class M1A
1.210% due 06/25/31 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 2,211 2,211
Series 2021-2A Class M1B
1.510% due 06/25/31 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 701 701
Bellemeade RE, Ltd.
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 1,283 1,280
Series 2021-3A Class M1C
1.600% due 09/25/31 (SOFR 30 Day
Average + 1.550%)(Ê)(Þ) 961 954
Bharti Airtel International Netherlands
BV
5.350% due 05/20/24 (Þ) 392 426
Bharti Airtel, Ltd.
4.375% due 06/10/25 (Þ) 395 422
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 398 422
BNP Paribas SA
4.250% due 10/15/24 377 411
2.159% due 09/15/29 (SOFR +
1.218%)(Ê)(Þ) 345 339
BP Capital Markets PLC
3.994% due 09/26/23 403 428
British Airways Pass-Through Trust
4.250% due 11/15/32 (Þ) 251 270
Brookfield Finance LLC
3.450% due 04/15/50 497 522
Brookfield Finance, Inc.
4.000% due 04/01/24 443 472
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 392 412
0.950% due 10/23/25 530 521
1.250% due 06/22/26 1,000 980
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 363 488
Canadian Pacific Railway Co.
6.125% due 09/15/15 328 510
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 575 576
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 383 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cencosud SA
4.375% due 07/17/27 (Þ) 386 410
CI Financial Corp.
3.200% due 12/17/30 1,035 1,060
4.100% due 06/15/51 1,015 1,114
CIFC Funding, Ltd.
Series 2018-3A Class AR
2.836% due 04/19/29 (USD 3 Month
LIBOR + 0.870%)(Ê)(Þ) 715 716
Series 2019-1A Class A1R
1.484% due 10/21/31 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 979 980
CNH Industrial NV
4.500% due 08/15/23 384 408
Colombia Government International
Bond
3.250% due 04/22/32 615 574
4.125% due 02/22/42 630 570
Corporacion Nacional del Cobre de Chile
4.250% due 07/17/42 (Þ) 270 296
Credit Agricole SA
3.750% due 04/24/23 (Þ) 405 423
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 429 419
Credit Suisse Group AG
3.091% due 05/14/32 (SOFR +
1.730%)(Ê)(Þ) 325 331
Series FXD
0.520% due 08/09/23 1,930 1,926
Series WI
4.550% due 04/17/26 370 411
Danone SA
2.589% due 11/02/23 (Þ) 402 415
Danske Bank A/S
5.375% due 01/12/24 (Þ) 435 474
Deutsche Bank AG
3.950% due 02/27/23 396 411
3.700% due 05/30/24 402 426
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 416 428
Dewolf Park CLO, Ltd.
Series 2021-1A Class AR
1.000% due 10/15/30 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 1,500 1,500
Dryden 37 Senior Loan Fund
Series 2017-37A Class AR
2.319% due 01/15/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,300 1,300
Dryden 85 CLO, Ltd.
Series 2021-85A Class AR
1.000% due 10/15/35 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 3,352 3,353
Eagle Re, Ltd.
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 755 748

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 455
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-1 Class M1B
2.165% due 10/25/33 (SOFR 30 Day
Average + 2.150%)(Ê)(Þ) 1,464 1,477
Eagle RE, Ltd.
Series 2021-2
1.899% due 04/25/34 (Þ) 1,283 1,283
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 261 252
Ecopetrol SA
6.875% due 04/29/30 425 491
5.875% due 05/28/45 160 162
5.875% due 11/02/51 300 298
Enbridge, Inc.
3.700% due 07/15/27 440 480
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 387 420
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 1,193 1,260
Enstar Group, Ltd.
3.100% due 09/01/31 490 478
Equinor ASA
3.700% due 04/06/50 190 223
Fairfax Financial Holdings, Ltd.
3.375% due 03/03/31 420 420
Series 144a
3.375% due 03/03/31 (Þ) 420 433
Series WI
4.850% due 04/17/28 369 418
Falabella SA
3.750% due 04/30/23 (Þ) 460 477
Fresnillo PLC
4.250% due 10/02/50 (Þ) 200 205
Galaxy Pipeline Assets Bidco , Ltd.
1.750% due 09/30/27 (Þ) 347 349
2.625% due 03/31/36 (Þ) 425 414
Gerdau Trade, Inc.
4.750% due 04/15/23 (Þ) 399 417
GlaxoSmithKline Capital, Inc.
3.375% due 05/15/23 397 414
HGI CRE CLO, Ltd.
Series 2021-FL1 Class A
1.160% due 06/16/36 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 1,963 1,962
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 2,106 2,105
HSBC Bank PLC
7.650% due 05/01/25 385 456
Inco, Ltd.
7.200% due 09/15/32 322 403
ING Groep NV
2.727% due 04/01/32 (SOFR +
1.316%)(Ê) 345 352
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 405 419
Lloyds Banking Group PLC
4.344% due 01/09/48 438 527
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 396 414
2.800% due 04/26/27 (Þ) 255 255
3.600% due 10/26/31 (Þ) 260 259
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 351
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,640 1,642
Meituan
2.125% due 10/28/25 (Þ) 482 465
Mexico Generadora de Energia S de RL
Series REGS
5.500% due 12/06/32 289 321
Mexico Government International Bond
2.659% due 05/24/31 435 420
3.771% due 05/24/61 520 479
National Bank of Canada
2.100% due 02/01/23 425 433
Natwest Group PLC
1.642% due 06/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.900%)(Ê) 585 578
Neuberger Berman CLO XV, Ltd.
Series 2021-15A Class A1R2
1.044% due 10/15/29 (USD 3 Month
LIBOR + 0.920%)(Ê)(Þ) 2,343 2,348
Neuberger Berman Loan Advisers CLO
24, Ltd.
Series 2020-24A Class AR
1.154% due 04/19/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 500 500
Newcrest Finance Pty, Ltd.
3.250% due 05/13/30 (Þ) 415 438
Nomura Holdings, Inc.
2.648% due 01/16/25 565 585
Nordea Bank Abp
3.750% due 08/30/23 (Þ) 393 414
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 705 694
Nutrien , Ltd.
1.900% due 05/13/23 420 427
NYACK Park CLO, Ltd.
Series 2021-1A Class A
1.244% due 10/20/34 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 4,481 4,482
Ontario Teachers' Cadillac Fairview
Properties Trust
2.500% due 10/15/31 (Þ) 445 446
Panasonic Corp.
2.679% due 07/19/24 (Þ) 410 426
Prosus NV

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
456 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.027% due 08/03/50 (Þ) 439 413
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 394 423
Reynolds American, Inc.
7.250% due 06/15/37 390 525
8.125% due 05/01/40 715 1,037
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 393 412
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 416 439
Sanofi
3.375% due 06/19/23 392 409
Santander UK PLC
5.625% due 09/15/45 (Þ) 392 512
Saudi Arabian Oil Co.
1.250% due 11/24/23 (Þ) 200 201
2.875% due 04/16/24 (Þ) 397 412
1.625% due 11/24/25 (Þ) 300 298
Scentre Group
3.625% due 01/28/26 (Þ) 690 741
4.375% due 05/28/30 (Þ) 525 601
Scentre Group Trust 2
4.750% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.379%)(Ê)(Þ) 945 998
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 405 415
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 487 483
Sky, Ltd.
3.750% due 09/16/24 (Þ) 438 472
Smith & Nephew PLC
2.032% due 10/14/30 605 588
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 624
4.250% due 04/14/25 (Þ) 384 411
3.625% due 03/01/41 (Þ) 625 640
Standard Chartered PLC
5.300% due 01/09/43 (Þ) 346 425
State Bank of India
4.375% due 01/24/24 (Þ) 399 424
Suncor Energy, Inc.
5.950% due 12/01/34 328 425
Sura Asset Management SA
4.875% due 04/17/24 (Þ) 392 420
Takeda Pharmaceutical Co., Ltd.
3.175% due 07/09/50 690 705
Series WI
4.400% due 11/26/23 1,000 1,071
5.000% due 11/26/28 1,105 1,307
Tencent Holdings, Ltd.
3.280% due 04/11/24 (Þ) 454 475
Textainer Marine Containers, Ltd.
Series 2021-3A Class A
1.940% due 08/20/46 (Þ) 2,558 2,523
Toronto-Dominion Bank (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.300% due 06/02/23 432 431
Total Capital International SA
2.700% due 01/25/23 469 481
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 481 500
TransCanada PipeLines , Ltd.
5.600% due 03/31/34 336 423
Triton Container International, Ltd.
2.050% due 04/15/26 (Þ) 540 538
Unilever Capital Corp.
0.375% due 09/14/23 429 428
Vale Overseas, Ltd.
6.250% due 08/10/26 343 398
6.875% due 11/10/39 290 382
Vale SA
5.625% due 09/11/42 337 402
Validus Holdings, Ltd.
8.875% due 01/26/40 477 787
Venture XXVIII CLO, Ltd.
Series 2021-28A Class A2R
1.122% due 07/20/30 (USD 3 Month
LIBOR + 0.990%)(Ê)(Þ) 1,538 1,538
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 415 429
1.250% due 11/24/25 (Þ) 1,115 1,098
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 1,660 1,661
Series 2021-3A Class A1R
1.172% due 04/20/34 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 3,480 3,474
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 530 517
126,600
Mortgage-Backed Securities - 17.4%
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 56 58
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 14 10
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 3,188 3,186
Chase Home Lending Mortgage Trust
Series 2020-CL1 Class M1
2.429% due 06/26/34 (USD 1 Month
LIBOR + 2.250%)(Ê)(Þ) 1,634 1,670
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,448
Credit Suisse Mortgage Trust

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 2,384 2,385
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 1,961 2,059
Fannie Mae
2.600% due 2031 330 356
5.500% due 2033 30 34
5.500% due 2034 195 224
4.500% due 2035 278 317
6.000% due 2035 59 67
5.500% due 2036 138 158
5.500% due 2037 99 115
5.500% due 2038 442 515
6.000% due 2039 28 33
4.500% due 2040 94 105
5.500% due 2040 386 441
4.000% due 2041 108 119
3.500% due 2043 1,000 1,093
4.000% due 2043 109 120
4.000% due 2044 555 611
3.500% due 2045 845 910
4.000% due 2045 510 561
4.000% due 2046 1,149 1,255
4.500% due 2046 302 338
4.000% due 2047 397 430
4.500% due 2047 92 101
4.000% due 2048 551 598
5.000% due 2048 1,710 1,889
3.000% due 2049 3,251 3,467
4.000% due 2049 506 551
2.000% due 2050 14,445 14,507
2.500% due 2050 4,033 4,180
2.500% due 2051 499 518
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 422 500
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 20 22
Series 2005-117 Class LC
5.500% due 11/25/35 47 48
Series 2020-97 Class EI
Interest Only STRIP
2.000% due 01/25/51 1,837 205
Series 2021-1 Class IM
Interest Only STRIP
2.000% due 02/25/51 1,293 135
Series 2021-3 Class KI
Interest Only STRIP
2.500% due 02/25/51 2,227 255
Series 2021-3 Class NI
Interest Only STRIP
2.500% due 02/25/51 2,032 277
Series 2021-8 Class GI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
3.000% due 03/25/51 917 156
Freddie Mac
5.500% due 2032 9 10
7.500% due 2032 6 7
5.500% due 2034 17 20
4.000% due 2040 477 533
5.500% due 2041 142 166
3.500% due 2043 632 691
3.500% due 2044 103 112
4.000% due 2044 369 407
4.000% due 2045 684 756
3.500% due 2046 96 103
4.000% due 2047 677 734
4.500% due 2048 234 253
2.500% due 2050 6,270 6,470
3.000% due 2050 8,141 8,605
2.000% due 2051 5,216 5,251
2.500% due 2051 5,703 5,884
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2021-F109 Class AS
0.290% due 03/25/31 (SOFR 30 Day
Average + 0.240%)(Ê) 5,196 5,203
Series 2021-F113 Class AS
0.257% due 05/25/28 (SOFR 30 Day
Average + 0.230%)(Ê) 5,196 5,205
Series 2021-F119 Class AS
0.260% due 07/25/31 (SOFR 30 Day
Average + 0.210%)(Ê) 5,196 5,199
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 191 220
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 400 451
Series 2006-3123 Class HT
5.000% due 03/15/26 88 93
Series 2010-3632 Class PK
5.000% due 02/15/40 99 108
Series 2012-4019 Class JD
3.000% due 05/15/41 89 92
Series 2020-5008 Class IE
Interest Only STRIP
2.000% due 09/25/50 1,456 136
Series 2020-5038 Class NI
Interest Only STRIP
2.000% due 11/25/50 2,212 263
Series 2020-5050 Class IP
Interest Only STRIP
3.000% due 10/25/50 3,944 569
Series 2020-5052 Class IO
Interest Only STRIP
3.500% due 12/25/50 1,514 215
Series 2020-5052 Class KI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
458 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
4.000% due 12/25/50 1,867 294
Series 2021-5072 Class IQ
Interest Only STRIP
3.500% due 10/25/50 1,753 286
Series 2021-5072 Class QI
Interest Only STRIP
3.500% due 10/25/50 1,692 302
Ginnie Mae II
4.500% due 2042 117 131
Ginnie Mae REMICS
Series 2020-134 Class IL
Interest Only STRIP
2.500% due 09/20/50 617 60
Series 2020-146 Class EI
Interest Only STRIP
2.500% due 10/20/50 1,815 207
Series 2020-167 Class BI
Interest Only STRIP
2.500% due 11/20/50 2,365 283
Series 2020-167 Class IA
Interest Only STRIP
2.500% due 11/20/50 2,342 258
Series 2020-167 Class IW
Interest Only STRIP
2.000% due 11/20/50 2,630 278
Series 2020-173 Class MI
Interest Only STRIP
2.500% due 11/20/50 8,045 917
Series 2021-1 Class AI
Interest Only STRIP
2.000% due 01/20/51 671 82
Series 2021-1 Class PI
Interest Only STRIP
2.500% due 12/20/50 659 48
Series 2021-9 Class MI
Interest Only STRIP
2.500% due 01/20/51 2,300 275
Series 2021-23 Class IA
Interest Only STRIP
2.500% due 02/20/51 1,403 163
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 46 45
JPMorgan Mortgage Trust
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 283 286
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 4,014 4,088
Series 2021-7 Class A6
2.500% due 11/25/51 (~)(Ê)(Þ) 4,014 4,086
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 3,477 3,518
Series 2021-INV2 Class A2
2.500% due 12/25/51 (~)(Ê)(Þ) 5,269 5,318
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mello Mortgage Capital Acceptance
Series 2021-INV1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 1,215 1,239
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 2,776 2,777
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,916
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 195
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 32
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 678 678
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 2,464 2,489
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,133 1,139
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 840 834
RCKT Mortgage Trust
Series 2021-2 Class A5
2.500% due 06/25/51 (~)(Ê)(Þ) 2,352 2,396
Sequoia Mortgage Trust
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 2,260 2,308
UWM Mortgage Trust
Series 2021-1 Class A4
2.500% due 06/25/51 (~)(Ê)(Þ) 2,368 2,404
134,115
Municipal Bonds - 0.2%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 268 412
7.055% due 04/01/57 482 722
1,134
Non-US Bonds - 4.6%
Aqueduct European CLO DAC
Series 2021-3A Class AR
0.930% due 08/15/34 (3 Month
EURIBOR + 0.930%)(Ê)(Þ) EUR 1,100 1,259
Avoca CLO XXIV DAC
0.900% due 07/15/34 EUR 1,000 1,156
CIFC Funding, Ltd.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.950% due 08/18/35 EUR 698 805
Contego CLO DAC
0.950% due 01/24/34(ƒ) EUR 1,572 1,817
Cordatus CLO PLC
0.810% due 06/22/34 EUR 2,735 3,145
Eurosail PRIME-UK PLC
Series 2007-PR1X Class A1
0.598% due 09/13/45 (GBP 3 Month
LIBOR + 0.400%)(Ê) GBP 723 972
Harvest CLO XIX DAC
Series 2018-19X Class A
0.770% due 04/14/31 (3 Month
EURIBOR + 0.770%)(Ê) EUR 1,817 2,102
Harvest CLO XXVI DAC
Series 2021-26A Class A
0.940% due 01/15/34 (3 Month
EURIBOR + 0.940%)(Ê)(Þ) EUR 1,189 1,369
Last Mile Logistics Group, Inc.
0.750% due 08/17/26 EUR 1,221 1,412
Last Mile Securities
0.900% due 08/17/31 EUR 1,273 1,474
Madison Park Euro Funding IX DAC
Series 2021-9A Class AR
0.880% due 07/15/35 (3 Month
EURIBOR + 0.880%)(Ê)(Þ) EUR 952 1,090
Mansard Mortgages
Series 2007-1X Class A2
0.208% due 04/15/47 (GBP 3 Month
LIBOR + 0.180%)(Ê) GBP 1,445 1,906
Newgate Funding PLC
Series 2006-1 Class A4
1.086% due 12/01/50 (GBP 3 Month
LIBOR + 0.190%)(Ê) GBP 770 1,042
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê) EUR 1,009 1,145
Paragon Mortgages (No. 12) PLC
0.293% due 11/15/38 (~)(Ê) GBP 2,756 3,707
RMAC Securities No. 1 PLC
0.217% due 06/12/44 GBP 453 601
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (GBP 3 Month
LIBOR + 0.150%)(Ê) GBP 376 501
Series 2006-NS4X Class A3A
0.368% due 06/12/44 (GBP 3 Month
LIBOR + 0.170%)(Ê) GBP 1,043 1,386
Taurus CMBS
1.000% due 08/17/31 GBP 1,308 1,792
1.550% due 08/17/31 GBP 500 686
Taurus UK Designated Activity Co.
Series 2021-UK1A Class A
0.900% due 05/17/31 (3 Month
SONIA Deposit Rate + 0.850%)(Ê)(Þ) GBP 565 775
Series 2021-UK1A Class B
1.350% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)(Þ) GBP 500 687
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Towd Point Mortgage Funding
Series 2019-A13X Class B
1.251% due 07/20/45 (3 Month
SONIA Deposit Rate + 1.200%)(Ê) GBP 2,034 2,786
Warwick Finance Residential Mortgages
Number Three PLC
0.854% due 12/21/49 (~)(Ê)(Þ) GBP 1,221 1,676
35,291
United States Government Agencies - 0.1%
Tennessee Valley Authority
0.750% due 05/15/25 750 746
United States Government Treasuries - 28.0%
United States Treasury Notes
1.625% due 12/15/22 5,705 5,795
0.250% due 04/15/23 6,875 6,866
1.750% due 05/15/23 6,160 6,290
1.250% due 07/31/23 4,980 5,052
0.125% due 08/31/23 1,250 1,243
0.250% due 11/15/23 4,288 4,265
2.750% due 11/15/23 12,805 13,385
0.125% due 01/15/24 11,755 11,640
2.000% due 04/30/24 4,158 4,297
2.250% due 04/30/24 4,355 4,527
0.250% due 05/15/24 5,080 5,027
0.625% due 10/15/24 240 239
2.000% due 02/15/25 6,065 6,292
0.250% due 05/31/25 2,466 2,405
0.250% due 06/30/25 2,319 2,259
0.250% due 07/31/25 1,988 1,934
2.000% due 08/15/25 2,945 3,056
0.250% due 09/30/25 1,316 1,277
3.000% due 10/31/25 2,820 3,038
2.250% due 11/15/25 3,530 3,700
1.625% due 02/15/26 6,760 6,910
2.250% due 03/31/26 2,750 2,885
1.625% due 05/15/26 4,362 4,456
1.500% due 08/15/26 6,534 6,633
0.875% due 09/30/26 2,630 2,592
0.250% due 10/31/26 648 628
0.625% due 03/31/27 4,275 4,133
2.375% due 05/15/27 3,010 3,186
0.500% due 05/31/27 5,150 4,928
2.750% due 02/15/28 2,660 2,879
1.125% due 02/29/28 1,336 1,315
1.250% due 03/31/28 1,652 1,636
2.875% due 05/15/28 2,598 2,836
2.875% due 08/15/28 1,938 2,119
1.250% due 09/30/28 2,005 1,977
3.125% due 11/15/28 1,564 1,739
2.375% due 05/15/29 1,410 1,500
1.625% due 08/15/29 5,925 5,993
1.750% due 11/15/29 5,120 5,231
0.625% due 05/15/30 1,803 1,675
0.625% due 08/15/30 6,610 6,125
0.875% due 11/15/30 2,217 2,095
1.125% due 02/15/31 2,148 2,072

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
460 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.250% due 08/15/31 2,235 2,172
1.125% due 05/15/40 2,227 1,927
1.125% due 08/15/40 3,700 3,196
1.375% due 11/15/40 3,930 3,547
1.875% due 02/15/41 2,284 2,244
1.750% due 08/15/41 2,680 2,580
2.750% due 11/15/42 2,180 2,464
3.125% due 08/15/44 1,690 2,042
2.875% due 08/15/45 1,210 1,417
2.750% due 11/15/47 3,411 3,967
3.000% due 02/15/48 2,141 2,607
3.000% due 08/15/48 1,406 1,716
3.375% due 11/15/48 1,360 1,775
3.000% due 02/15/49 1,453 1,780
2.875% due 05/15/49 1,462 1,755
1.250% due 05/15/50 3,505 2,963
1.875% due 02/15/51 1,337 1,315
2.375% due 05/15/51 2,925 3,215
1.625% due 08/15/51 4,410 4,090
2.000% due 08/15/51 875 887
215,789
Total Long-Term Investments
(cost
$709,547
) 719,215
Short-Term Investments - 6.2%
America Movil SAB de CV
3.125% due 07/16/22 410 417
Athene Global Funding
3.000% due 07/01/22 (Þ) 140 142
Citigroup, Inc.
4.050% due 07/30/22 311 319
Evergy , Inc.
5.292% due 06/15/22 (~)(Ê) 805 819
General Motors Financial Co., Inc.
3.450% due 04/10/22 945 953
Hewlett Packard Enterprise Co.
Class A
4.400% due 10/15/22 (Þ) 1 1
Pacific Gas and Electric Co.
1.750% due 06/16/22 675 673
PacifiCorp
2.950% due 02/01/22 295 295
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 365 367
U.S. Cash Management Fund(@) 43,837,287(∞) 43,829
Total Short-Term Investments
(cost $47,780) 47,815
Total Investments - 99.6%
(identified cost $757,327) 767,030
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities,
Net - 0.4%
3,434
Net Assets - 100.0%
770,464

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 461
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
24.4%
7-Eleven, Inc. 05/14/21 115,000 89.87 103
108
7-Eleven, Inc. 05/14/21 85,000 91.37 78
79
Adani Ports & Special Economic Zone, Ltd. 04/23/20 465,000 94.31 439
483
Air Liquide Finance SA 07/13/21 414,000 103.19 427
425
Alimentation Couche-Tard, Inc. 06/18/18 445,000 98.78 440
482
Amur Equipment Finance Receivables IX LLC 04/14/21 709,000 99.99 709
704
Antares Holdings, LP 01/21/21 505,000 98.95 500
526
ANZ New Zealand International, Ltd. 06/16/21 1,000,000 100.00 1,000
984
Apollo Management Holdings, LP 05/24/16 230,000 99.96 230
256
Apollo Management Holdings, LP 06/19/18 195,000 99.72 194
209
Apollo Management Holdings, LP 02/12/19 365,000 99.30 362
484
Aqueduct European CLO DAC 06/15/21 EUR 1,100,000 121.27 1,334
1,259
Arbor Realty CLO, Ltd. 05/26/21 923,000 100.00 923
923
Arbor Realty Commercial Real Estate., Ltd 09/20/21 4,261,000 100.00 4,261
4,261
Ares LXI CLO, Ltd. 08/20/21 3,407,000 100.00 3,407
3,409
Athene Global Funding 06/12/19 140,000 100.16 140
142
Athene Global Funding 10/22/20 1,145,000 102.64 1,175
1,202
Aviation Capital Group LLC 10/07/21 404,000 104.16 421
420
Banco de Bogota SA 09/22/17 477,000 99.19 473
497
Banco de Credito del Peru 10/05/21 411,000 104.50 430
428
Banco de Credito e Inversiones SA 10/05/20 396,000 103.67 411
409
Banco Inbursa SA Institucion de Banca Multiple 07/13/21 401,000 106.54 427
423
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 04/14/20 150,000 100.00 150
166
Bangkok Bank PCL 06/19/18 303,000 124.28 377
413
Barings CLO, Ltd. 09/22/21 2,763,000 100.00 2,763
2,764
Bayer US Finance II LLC 01/24/20 605,000 93.63 566
718
Bayer US Finance II LLC 08/06/21 405,000 106.24 430
428
Bayer US Finance LLC 08/03/18 1,402,000 99.03 1,391
1,481
BBVA Bancomer SA 10/06/21 393,000 107.79 424
421
BDS, Ltd. 05/14/21 1,397,000 100.00 1,397
1,396
BDS, Ltd. 07/22/21 884,000 100.00 884
880
Bellemeade Re, Ltd. 10/28/20 1,559,000 100.00 1,559
1,569
Bellemeade Re, Ltd. 10/28/20 2,338,000 100.00 2,338
2,446
Bellemeade Re, Ltd. 06/11/21 2,211,000 100.00 2,211
2,211
Bellemeade Re, Ltd. 06/11/21 701,000 100.00 701
701
Bellemeade RE, Ltd. 09/23/21 1,283,000 100.00 1,283
1,280
Bellemeade RE, Ltd. 09/27/21 961,000 100.31 964
954
Bharti Airtel International Netherlands BV 08/05/21 392,000 109.20 428
426
Bharti Airtel, Ltd. 09/13/21 395,000 108.34 428
422
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/21/17 1,903,281 98.25 1,870
1,903
Blackstone Holdings Finance Co. LLC 07/29/21 515,000 99.12 510
495
Blackstone Holdings Finance Co. LLC 09/09/21 406,000 105.61 429
427
Blackstone Private Credit Fund 09/10/21 435,000 99.32 432
427
BNP Paribas SA 09/08/21 345,000 100.00 345
339
British Airways Pass-Through Trust 11/17/20 250,877 100.00 251
270
Broadcom, Inc. 05/05/20 625,000 99.89 624
645
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,186
Carlyle Global Market Strategies CLO, Ltd. 09/07/21 1,947,000 100.00 1,947
1,947
CBAM CLO Management Trust 06/29/18 575,000 100.04 575
576
Cencosud SA 06/18/21 386,000 109.30 422
410
Chase Home Lending Mortgage Trust 07/22/20 1,633,704 100.00 1,634
1,670
Cheniere Corpus Christi Holdings LLC 08/17/21 435,000 100.00 435
425
CIFC Funding, Ltd. 08/17/21 715,321 100.08 716
716
CIFC Funding, Ltd. 09/09/21 979,000 100.12 980
980
Citadel Finance LLC 03/03/21 590,000 99.59 588
591
Citadel, LP 09/11/19 625,000 99.79 624
672
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,394
2,448
Comcast Corp. 06/15/18 709,000 99.56 706
690
Comcast Corp. 08/13/21 661,000 98.70 652
637
ConocoPhillips 04/30/19 240,000 100.35 241
264
Corporacion Nacional del Cobre de Chile 01/17/20 270,000 106.09 286
296
CoStar Group, Inc. 06/24/20 645,000 99.93 645
654

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
462 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Credit Agricole SA 06/17/21 429,000 98.63 423
419
Credit Agricole SA 07/12/21 405,000 104.77 424
423
Credit Suisse Group AG 05/10/21 325,000 100.15 325
331
Credit Suisse Mortgage Trust 05/28/19 2,384,000 100.00 2,384
2,385
Danone SA 10/01/19 402,000 100.79 405
415
Danske Bank A/S 05/08/19 435,000 102.54 446
474
DBGS Mortgage Trust 04/03/19 1,961,000 101.26 1,986
2,059
Deutsche Telekom International Finance BV 07/13/21 416,000 103.38 430
428
Dewolf Park CLO, Ltd. 10/08/21 1,500,000 100.00 1,500
1,500
Dryden 37 Senior Loan Fund 12/06/17 1,300,000 100.00 1,300
1,300
Dryden 85 CLO, Ltd. 09/20/21 3,352,000 100.00 3,352
3,353
Eagle Re, Ltd. 01/27/20 755,000 100.00 755
748
Eagle Re, Ltd. 04/09/21 1,464,000 100.00 1,464
1,477
Eagle RE, Ltd. 10/29/21 1,283,000 100.00 1,283
1,283
ECAF, Ltd. 08/09/18 260,941 99.29 259
252
Enel Finance International NV 10/05/18 387,000 94.33 365
420
Eni SpA 09/05/18 1,193,000 102.93 1,215
1,260
F&G Global Funding 06/23/21 295,000 99.97 295
294
Fairfax Financial Holdings, Ltd. 03/01/21 420,000 100.02 420
433
Falabella SA 04/13/21 460,000 103.83 478
477
Farmers Exchange Capital III 10/12/16 290,000 99.15 288
354
FNA VI LLC 01/22/21 896,644 99.99 897
890
Fresnillo PLC 09/29/20 200,000 98.04 196
205
GA Global Funding Trust 01/08/21 405,000 99.90 405
406
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 347,421 100.00 347
349
Galaxy Pipeline Assets Bidco , Ltd. 10/27/20 425,000 100.00 425
414
Gerdau Trade, Inc. 10/05/21 399,000 105.33 420
417
GoodLeap Sustainable Home Improvements 10/21/21 949,000 99.99 949
949
Harvest CLO XXVI DAC 06/24/21 EUR 1,189,000 119.34 1,419
1,369
Health Care Service Corp., a Mutual Legal Reserve Co. 05/28/20 705,000 99.65 703
701
Hewlett Packard Enterprise Co. 09/30/15 500 99.98 —
1
HGI CRE CLO, Ltd. 05/17/21 1,963,000 100.03 1,964
1,962
HGI CRE CLO, Ltd. 09/17/21 2,106,000 100.00 2,106
2,105
Inversiones CMPC SA 07/08/21 405,000 104.39 423
419
JPMorgan Mortgage Trust 03/30/21 282,675 102.15 289
286
JPMorgan Mortgage Trust 04/26/21 4,014,311 102.79 4,126
4,088
JPMorgan Mortgage Trust 05/24/21 4,013,986 102.87 4,129
4,086
JPMorgan Mortgage Trust 06/24/21 8,746,100 101.85 8,894
8,836
KKR Group Finance Co. III LLC 01/11/17 225,000 100.42 226
291
Kyndryl Holdings, Inc. 10/07/21 950,000 99.87 949
940
Land O'Lakes, Inc. 10/18/18 700,000 101.16 708
728
Lukoil International Finance BV 11/21/17 396,000 100.58 398
414
Lukoil International Finance BV 10/19/21 260,000 100.00 260
259
Lukoil International Finance BV 10/19/21 255,000 100.00 255
255
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
351
Madison Park Euro Funding IX DAC 06/09/21 EUR 952,000 121.77 1,159
1,090
Madison Park Funding XVIII, Ltd. 09/29/17 1,640,000 100.00 1,640
1,642
Magnetite XVIII, Ltd. 10/31/18 1,786,000 100.00 1,786
1,786
Meituan 12/02/20 482,000 101.20 488
465
Mello Mortgage Capital Acceptance 06/14/21 1,214,806 102.64 1,247
1,239
MHC Commercial Mortgage Trust 04/06/21 2,776,000 99.77 2,769
2,777
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.51 32
32
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 1.93 195
195
Morgan Stanley Mortgage Capital Holdings LLC Trust 05/09/18 1,883,000 97.33 1,833
1,916
Motiva Enterprises LLC 04/23/20 333,000 91.30 304
419
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
306
Nestle Holdings, Inc. 04/22/20 393,000 104.27 410
413
Neuberger Berman CLO XV, Ltd. 08/31/21 2,343,000 100.00 2,343
2,348
Neuberger Berman Loan Advisers CLO 24, Ltd. 08/24/21 500,000 100.15 501
500
New York Life Insurance Co. 04/08/20 195,000 99.41 194
224
Newcrest Finance Pty, Ltd. 05/07/20 415,000 100.47 417
438
NGPL PipeCo LLC 10/02/19 297,000 127.08 377
427
Nordea Bank Abp 06/17/21 393,000 105.75 416
414

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 463
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
NTT Finance Corp. 02/24/21 705,000 100.00 705
694
NYACK Park CLO, Ltd. 09/02/21 4,481,000 100.00 4,481
4,482
Oaktown Re III, Ltd. 01/26/21 678,000 100.46 681
678
Oaktown Re VI, Ltd. 04/14/21 2,464,000 100.00 2,464
2,489
Octane Receivables Trust 10/26/21 1,612,000 99.99 1,612
1,611
Ohio National Financial Services, Inc. 01/16/20 365,000 99.94 365
413
One Market Plaza Trust 02/15/17 1,133,000 102.10 1,157
1,139
OneMain Financial Issuance Trust 05/24/21 5,140,000 107.66 5,532
5,449
Ontario Teachers' Cadillac Fairview Properties Trust 10/07/21 445,000 98.95 440
446
Pacific Life Insurance Co. 06/15/18 255,000 92.27 235
295
Panasonic Corp. 09/13/21 410,000 104.86 430
426
Prosus NV 02/03/21 439,000 100.69 442
413
Radnor RE, Ltd. 01/21/20 840,000 100.00 840
834
RCKT Mortgage Trust 06/22/21 2,351,675 102.07 2,400
2,396
Reliance Industries, Ltd. 10/07/21 394,000 108.02 426
423
Resorts World Las Vegas LLC / RWLV Capital, Inc. 03/30/21 395,000 97.80 386
393
Roche Holdings, Inc. 07/08/20 393,000 104.98 413
412
SABIC Capiral II BV 04/07/20 416,000 100.46 418
439
Santander UK PLC 10/01/18 392,000 102.82 403
512
Saudi Arabian Oil Co. 04/07/20 397,000 99.12 393
412
Saudi Arabian Oil Co. 11/17/20 200,000 99.85 200
201
Saudi Arabian Oil Co. 11/17/20 300,000 99.97 300
298
Scentre Group 05/19/20 690,000 99.53 687
741
Scentre Group 05/19/20 525,000 99.80 524
601
Scentre Group Trust 2 09/16/20 945,000 100.00 945
998
Sealed Air Corp. 09/15/21 290,000 100.00 290
285
Sequoia Mortgage Trust 05/06/21 2,259,836 102.75 2,322
2,308
Siemens Financieringsmaatschappij NV 02/03/21 405,000 102.98 417
415
SK Hynix, Inc. 03/09/21 487,000 100.01 487
483
Sky, Ltd. 01/05/21 438,000 108.98 477
472
Smithfield Foods, Inc. 09/17/19 500,000 101.08 505
575
Societe Generale SA 01/16/20 384,000 104.09 400
411
Societe Generale SA 01/16/20 605,000 99.87 604
624
Societe Generale SA 02/24/21 625,000 99.65 623
640
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/16/20 450,000 108.26 487
508
Standard Chartered PLC 06/21/21 346,000 121.18 419
425
State Bank of India 10/05/21 399,000 106.89 427
424
Suncor Energy Ventures Corp. 12/14/18 365,000 99.97 365
367
Sura Asset Management SA 06/18/21 392,000 107.17 420
420
TAL Advantage VII LLC 06/24/21 5,129,615 100.94 5,178
5,115
Taurus UK Designated Activity Co. 02/22/21 GBP 565,000 140.62 795
775
Taurus UK Designated Activity Co. 02/22/21 GBP 500,000 140.62 703
687
Tencent Holdings, Ltd. 01/04/21 454,000 105.24 478
475
Tennessee Gas Pipeline Co. LLC 02/19/20 875,000 98.27 860
891
Texas Eastern Transmission, LP 11/13/19 453,000 102.82 466
487
Textainer Marine Containers, Ltd. 08/03/21 2,558,427 99.98 2,558
2,523
Towd Point Mortgage Trust 08/04/17 4 99.29 —
—
Towd Point Mortgage Trust 11/26/19 739,672 100.28 742
741
Towd Point Mortgage Trust 08/17/20 968,592 101.79 986
974
Triton Container International, Ltd. 04/06/21 540,000 99.91 539
538
UWM Mortgage Trust 05/27/21 2,368,111 102.25 2,421
2,404
Venture XXVIII CLO, Ltd. 09/01/21 1,538,000 100.00 1,538
1,538
Verizon Communications, Inc. 11/02/20 418,000 100.98 422
412
Vistra Operations Co. LLC 06/04/19 275,000 99.83 275
294
Volkswagen Group of America Finance LLC 11/17/20 1,115,000 99.86 1,113
1,098
Volkswagen Group of America Finance LLC 08/05/21 415,000 103.79 431
429
Vontier Corp. 03/03/21 330,000 99.80 329
326
Vontier Corp. 03/03/21 370,000 99.87 370
364
Voya CLO, Ltd. 02/18/20 1,659,541 100.00 1,660
1,661
Voya CLO, Ltd. 03/17/21 3,480,000 100.00 3,480
3,474
Warwick Finance Residential Mortgages Number Three PLC 02/10/21 GBP 1,221,309 138.65 1,693
1,676
Western & Southern Life Insurance Co. (The) 04/21/21 355,000 99.85 354 396

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
464 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
187,724
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 287 AUD 38,701 12/21
(2,025)
Canadian 10 Year Government Bond Futures 153 CAD 21,565 12/21
(532)
United States 2 Year Treasury Note Futures 18 USD 3,947 12/21
(16)
United States 5 Year Treasury Note Futures 655 USD 79,746 12/21
(1,199)
United States 10 Year Treasury Note Futures 802 USD 104,824 12/21
(1,825)
United States 10 Year Ultra Treasury Note Futures 129 USD 18,709 12/21
(123)
United States Treasury Long Bond Futures 73 USD 11,742 12/21
(105)
United States Treasury Ultra Bond Futures 74 USD 14,534 12/21 46
Short Positions
Euro-Bund Futures 161 EUR 27,067 12/21
780
Long Gilt Futures 108 GBP 13,491 12/21
598
United States 2 Year Treasury Note Futures 138 USD 30,257 12/21
126
United States Treasury Long Bond Futures 23 USD 3,699 12/21
—
United States Treasury Ultra Bond Futures 43 USD 8,445 12/21 (23)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (4,298)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 93 AUD 129 12/09/21 4
Bank of America USD 491 AUD 650 12/09/21 (2)
Bank of America USD 225 NOK 1,873 12/09/21 (3)
Bank of America USD 6,709 NOK 58,651 12/09/21 232
Bank of America AUD 17,855 USD 13,232 12/09/21 (201)
Bank of America GBP 38 USD 52 11/01/21 —
Bank of America NOK 114,125 USD 13,196 12/09/21 (310)
Bank of Montreal USD 3,207 NOK 28,000 12/15/21 106
Bank of Montreal SEK 26,000 USD 3,016 12/15/21 (13)
Bank of New York USD 2,174 GBP 1,572 12/09/21 (22)
Bank of New York USD 3,222 GBP 2,335 12/09/21 (26)
Bank of New York USD 3,220 NOK 28,000 12/15/21 93
Bank of New York GBP 2,357 USD 3,164 12/09/21 (62)
Bank of New York SEK 26,000 USD 3,023 12/15/21 (6)
Citigroup USD 6,614 NZD 9,301 12/09/21 48
Citigroup NZD 94 USD 65 12/09/21 (3)
Citigroup NZD 259 USD 186 12/09/21 1
Goldman Sachs USD 258 GBP 188 11/24/21 (1)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 465
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Goldman Sachs GBP 188 USD 258 11/01/21 1
JPMorgan Chase USD 15,559 JPY 1,715,400 12/15/21 (500)
JPMorgan Chase USD 3,221 NOK 28,000 12/15/21 92
JPMorgan Chase SEK 26,000 USD 3,024 12/15/21 (5)
Royal Bank of Canada USD 19,496 CAD 24,541 12/09/21 334
Royal Bank of Canada USD 3,221 NOK 28,000 12/15/21 92
Royal Bank of Canada CAD 69 USD 54 12/09/21 (2)
Royal Bank of Canada CAD 648 USD 526 12/09/21 2
Royal Bank of Canada SEK 26,000 USD 3,023 12/15/21 (6)
Standard Chartered USD 3,219 NOK 28,000 12/15/21 94
Standard Chartered SEK 26,000 USD 3,023 12/15/21 (6)
State Street USD 3,232 EUR 2,766 12/09/21 (32)
State Street USD 9,586 JPY 1,072,294 12/09/21 (174)
State Street USD 110 SEK 941 12/09/21 (1)
State Street GBP 13,735 USD 18,896 11/24/21 98
State Street JPY 355,949 USD 3,238 12/09/21 114
State Street JPY 716,346 USD 6,319 12/09/21 32
State Street SEK 56,135 USD 6,396 12/09/21 (143)
UBS USD 243 CHF 222 12/09/21 (1)
UBS CHF 110 USD 118 12/09/21 (2)
UBS CHF 17,819 USD 19,491 12/09/21 9
UBS EUR 14,542 USD 16,877 11/24/21 60
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (109)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 32,904 $ —
$ —
$ 32,904 4.3
Corporate Bonds and Notes — 172,636 —
—
172,636 22.4
International Debt — 126,600 —
—
126,600 16.4
Mortgage-Backed Securities — 134,115 —
—
134,115 17.4
Municipal Bonds — 1,134 —
—
1,134 0. 2
Non-US Bonds — 35,291 —
—
35,291 4.6
United States Government Agencies — 746 —
—
746 0.1
United States Government Treasuries — 215,789 —
—
215,789 28. 0
Short-Term Investments — 3,986 — 43,829 47,815 6.2
Total Investments — 723,201 — 43,829 767,030 99.6
Other Assets and Liabilities, Net
0.4
100.0

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
466 Investment Grade Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 1, 550 — — — 1, 550 0.2
Foreign Currency Exchange Contracts 2 1,410 — — 1,412 0.2
A
Liabilities
Futures Contracts (5, 848 ) — — — (5, 848 ) (0.8)
Foreign Currency Exchange Contracts — (1,521) — — (1,521) (0.2)
Total Other Financial Instruments
*
$ (4,296) $ (111) $ — $ — $ (4, 407 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia ......................................................................................
4,069
Belgium .......................................................................................
1,038
Bermuda ......................................................................................
14,471
Brazil ...........................................................................................
2,002
Canada .........................................................................................
13,058
Cayman Islands ............................................................................
34,741
Chile ............................................................................................
2,419
China ...........................................................................................
4,352
Colombia ......................................................................................
3,435
Denmark ......................................................................................
474
Finland ........................................................................................
414
France ..........................................................................................
5,497
Germany ......................................................................................
5,834
India ............................................................................................
2,178
Ireland .........................................................................................
21,810
Italy .............................................................................................
1,680

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 467
Amounts in thousands
Country Exposure
Fair Value
$
Japan ...........................................................................................
4,788
Mexico .........................................................................................
2,851
Netherlands .................................................................................
352
New Zealand ................................................................................
984
Norway .........................................................................................
223
Peru .............................................................................................
428
Russia ..........................................................................................
414
Saudi Arabia ................................................................................
1,350
South Korea .................................................................................
483
Spain ............................................................................................
2,100
Switzerland ..................................................................................
3,080
Thailand .......................................................................................
413
United Arab Emirates ..................................................................
763
United Kingdom ...........................................................................
26,975
United States ................................................................................
604,354
Total Investments ....................................................................
767,030

See accompanying notes which are an integral part of the financial statements.
468 Investment Grade Bond Fund
Russell Investment Company
Investment Grade Bond Fund
Fair Value of Derivative Instruments — October 31, 2021
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 1,412 $ —
Variation margin on futures contracts* — 1,550
Total
$ 1,412 $ 1,550
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 5,848
Unrealized depreciation on foreign currency exchange contracts 1,521 —
Total
$ 1,521 $ 5,848
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (6,296)
Credit default swap contracts 175 — —
Foreign currency exchange contracts — 3,290 —
Total
$ 175 $ 3,290 $ (6,296)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (2,006)
Credit default swap contracts 465 — —
Foreign currency exchange contracts — (493) —
Total
$ 465 $ (493) $ (2,006)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 469
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 1,412 $ — $ 1,412
Total Financial and Derivative Assets
1,412 — 1,412
Financial and Derivative Assets not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Assets subject to a netting agreement
$ 1,410 $ — $ 1,410
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 237 $ 237 $ — $ —
Bank of Montreal
106 13 — 93
Bank of New York
93 5 — 88
Citigroup
48 3 — 45
JPMorgan Chase
92 92 — —
Royal Bank of Canada
427 8 — 419
Standard Chartered
94 6 — 88
State Street
245 146 — 99
UBS
68 3 — 65
Total
$ 1,410 $ 513 $ — $ 897

Russell Investment Company
Investment Grade Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
470 Investment Grade Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,521 $ — $ 1,521
Total Financial and Derivative Liabilities
1,521 — 1,521
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 1,521 $ — $ 1,521
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 516 $ 237 $ — $ 279
Bank of Montreal 13 13 — —
Bank of New York 115 5 — 110
Citigroup 3 3 — —
Goldman Sachs 1 — 1 —
JPMorgan Chase 50 5 92 — 41 3
Royal Bank of Canada 8 8 — —
Standard Chartered 6 6 — —
State Street 351 146 — 205
UBS 3 3 — —
Total
$ 1,52 1 $ 513 $ 1 $ 1,00 7
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 471
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 757,327
Investments, at fair value(>) ...........................................................................................................................................................
767,030
Cash ............................................................................................................................................................................................... 183
Foreign currency holdings(^) ......................................................................................................................................................... 309
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 1,412
Receivables:
Dividends and interest ....................................................................................................................................................... 3,826
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 2,562
Fund shares sold ................................................................................................................................................................ 889
From broker(a)(b) ............................................................................................................................................................... 8,180
Total assets .................................................................................................................................................
784,393
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 7,347
Fund shares redeemed ....................................................................................................................................................... 339
Accrued fees to affiliates .................................................................................................................................................... 278
Other accrued expenses ..................................................................................................................................................... 151
Variation margin on futures contracts ................................................................................................................................. 4,293
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,521
Total liabilities .............................................................................................................................................
13,929
Net Assets ............................................................................................................................................................
$ 770,464

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
472 Investment Grade Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 13,6 28
Shares of beneficial interest ...........................................................................................................................................................
350
Additional paid-in capital ..............................................................................................................................................................
756,486
Net Assets ............................................................................................................................................................
$ 770,464
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 22.02
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 22.88
Class A — Net assets ............................................................................................................................................................. $ 6,910,946
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 313,792
Net asset value per share: Class C(#) ............................................................................................................................................. $ 21.78
Class C — Net assets ............................................................................................................................................................. $ 6,041,465
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 277,415
Net asset value per share: Class M(#) ............................................................................................................................................ $ 21.99
Class M — Net assets ............................................................................................................................................................ $ 59,007,515
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 2,683,333
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 22.08
Class R6 — Net assets ........................................................................................................................................................... $ 1,045,146
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 47,330
Net asset value per share: Class S(#) .............................................................................................................................................. $ 21.99
Class S — Net assets ............................................................................................................................................................. $ 648,786,758
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 29,502,478
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 22.04
Class Y — Net assets ............................................................................................................................................................. $ 48,671,746
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 2,208,384
Amounts in thousands
(^)     Foreign currency holdings - cost $ 312
(>)     Investments in affiliates, U.S. Cash Management Fund $ 43,829
(a)     Receivable from Broker for Futures $ 8,177
(b)     Receivable from Broker for Swaps $ 3
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 473
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 31
Interest .............................................................................................................................................................................. 15,554
Total investment income ...............................................................................................................................................................
15,585
Expenses
Advisory fees .................................................................................................................................................................... 1,941
Administrative fees ........................................................................................................................................................... 374
Custodian fees ................................................................................................................................................................... 139
Distribution fees - Class A ................................................................................................................................................ 20
Distribution fees - Class C ................................................................................................................................................ 50
Transfer agent fees - Class A ............................................................................................................................................ 16
Transfer agent fees - Class C ............................................................................................................................................. 13
Transfer agent fees - Class M ............................................................................................................................................ 97
Transfer agent fees - Class R6 .......................................................................................................................................... 1
Transfer agent fees - Class S ............................................................................................................................................. 1,334
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 163
Registration fees ............................................................................................................................................................... 111
Shareholder servicing fees - Class C ................................................................................................................................. 17
Trustees’ fees .................................................................................................................................................................... 31
Printing fees ...................................................................................................................................................................... 63
Proxy fees ......................................................................................................................................................................... 35
Miscellaneous ................................................................................................................................................................... 19
Expenses before reductions .............................................................................................................................................. 4,426
Expense reductions ........................................................................................................................................................... (694)
Net expenses .................................................................................................................................................................................
3,732
Net investment income (loss) ........................................................................................................................................................
11,853
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 8,660
Investments in affiliated funds .......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (6,296)
Foreign currency exchange contracts ................................................................................................................................ 3,290
Credit default swap contracts ............................................................................................................................................ 175
Foreign currency-related transactions ............................................................................................................................... 197
Net realized gain (loss) ..................................................................................................................................................................
6,023
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... (10,086)
Investments in affiliated funds .......................................................................................................................................... 3
Futures contracts .............................................................................................................................................................. (2,006)
Foreign currency exchange contracts ................................................................................................................................ (493)
Credit default swap contracts ............................................................................................................................................ 465
Foreign currency-related transactions ............................................................................................................................... (63)
Net change in unrealized appreciation (depreciation) ................................................................................................................... (12,180)
Net realized and unrealized gain (loss) ......................................................................................................................................... (6,157)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 5,696

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
474 Investment Grade Bond Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 11,853 $ 16,049
Net realized gain (loss) ...................................................................................................................... 6,023 41,028
Net change in unrealized appreciation (depreciation) ....................................................................... (12,180) (7,751)
Net increase (decrease) in net assets from operations ............................................................................. 5,696 49,326
Distributions
To shareholders
Class A .......................................................................................................................................... (377) (171)
Class C .......................................................................................................................................... (293) (131)
Class E (1) ..................................................................................................................................... — (63)
Class M ......................................................................................................................................... (1,961) (524)
Class R6 ........................................................................................................................................ (51) (26)
Class S ........................................................................................................................................... (33,304) (19,709)
Class Y .......................................................................................................................................... (2,229) (1,403)
Net decrease in net assets from distributions .......................................................................................... (38,215) (22,027)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 11,473 (110,087)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(21,046) (82,788)
Net Assets
Beginning of period .................................................................................................................................
791,510 874,298
End of period ..........................................................................................................................................
$ 770,464 $ 791,510

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 475
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 66 $ 1,469 191 $ 4,283
Proceeds from reinvestment of distributions 17 375 8 171
Payments for shares redeemed (141) (3,161) (107) (2,379)
Net increase (decrease)
(58) (1,317) 92 2,075
Class C
Proceeds from shares sold 22 472 65 1,447
Proceeds from reinvestment of distributions 13 293 6 130
Payments for shares redeemed (93) (2,056) (113) (2,484)
Net increase (decrease)
(58) (1,291) (42) (907)
Class E (1)
Proceeds from shares sold — — 4 94
Proceeds from reinvestment of distributions — — 3 63
Payments for shares redeemed — — (151) (3,457)
Net increase (decrease)
— — (144) (3,300)
Class M
Proceeds from shares sold 2,010 44,956 731 16,532
Proceeds from reinvestment of distributions 88 1,961 23 524
Payments for shares redeemed (572) (12,706) (284) (6,416)
Net increase (decrease)
1,526 34,211 470 10,640
Class R6
Proceeds from shares sold 4 85 26 582
Proceeds from reinvestment of distributions 2 50 1 26
Payments for shares redeemed (5) (110) (19) (428)
Net increase (decrease)
1 25 8 180
Class S
Proceeds from shares sold 5,977 132,705 6,947 156,527
Proceeds from reinvestment of distributions 1,474 32,986 881 19,526
Payments for shares redeemed (8,622) (192,616) (10,526) (235,590)
Net increase (decrease)
(1,171) (26,925) (2,698) (59,537)
Class Y
Proceeds from shares sold 571 12, 702 220 4,990
Proceeds from reinvestment of distributions 99 2, 229 63 1,403
Payments for shares redeemed (362) (8,161) (2,989) (65,631)
Net increase (decrease)
308 6,770 (2,706) (59,238)
Total increase (decrease)
548 $ 11,473 (5,020) $ (110,087)

Russell Investment Company
Investment Grade Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
476 Investment Grade Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 22.98 .28 (.20) .08 (.23) (.81)
October 31, 2020 22.16 .39 .98 1.37 (.55) —
October 31, 2019 20.38 .52 1.76 2.28 (.50) —
October 31, 2018 21.36 .44 (1.07) (.63) (.35) —
October 31, 2017 22.32 .35 (.35) — (.34) (.62)
Class C
October 31, 2021 22.75 .11 (.19) (.08) (.08) (.81)
October 31, 2020 21.94 .22 .97 1.19 (.38) —
October 31, 2019 20.19 .36 1.73 2.09 (.34) —
October 31, 2018 21.17 .28 (1.05) (.77) (.21) —
October 31, 2017 22.13 .18 (.34) (.16) (.18) (.62)
Class M
October 31, 2021 22.95 .36 (.19) .17 (.32) (.81)
October 31, 2020 22.13 .47 .98 1.45 (.63) —
October 31, 2019 20.36 .61 1.74 2.35 (.58) —
October 31, 2018 21.34 .53 (1.08) (.55) (.43) —
October 31, 2017 (3) 20.87 .27 .40 .67 (.20) —
Class R6
October 31, 2021 23.04 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.21 .48 .99 1.47 (.64) —
October 31, 2019 20.43 .61 1.76 2.37 (.59) —
October 31, 2018 21.41 .53 (1.07) (.54) (.44) —
October 31, 2017 22.37 .44 (.35) .09 (.43) (.62)
Class S
October 31, 2021 22.95 .34 (.19) .15 (.30) (.81)
October 31, 2020 22.13 .45 .98 1.43 (.61) —
October 31, 2019 20.36 .58 1.75 2.33 (.56) —
October 31, 2018 21.34 .50 (1.07) (.57) (.41) —
October 31, 2017 22.29 .41 (.34) .07 (.40) (.62)
Class Y
October 31, 2021 23.00 .37 (.19) .18 (.33) (.81)
October 31, 2020 22.17 .49 .99 1.48 (.65) —
October 31, 2019 20.40 .62 1.74 2.36 (.59) —
October 31, 2018 21.38 .54 (1.08) (.54) (.44) —
October 31, 2017 22.33 .44 (.33) .11 (.44) (.62)

See accompanying notes which are an integral part of the financial statements.
Investment Grade Bond Fund 477
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(1.04) 22.02 .32 6,911 .82 .77 1.24 91
(.55) 22.98 6.27 8,549 .82 .77 1.71 109
(.50) 22.16 11.32 6,209 .80 .76 2.45 68
(.35) 20.38 (2.97) 9,973 .80 .77 2.13 177
(.96) 21.36 .15 9,736 .82 .82 1.63 143
(.89) 21.78 (.41) 6,041 1.57 1.52 .50 91
(.38) 22.75 5.50 7,641 1.57 1.52 .97 109
(.34) 21.94 10.45 8,294 1.55 1.51 1.72 68
(.21) 20.19 (3.67) 9,493 1.55 1.52 1.36 177
(.80) 21.17 (.60) 11,756 1.57 1.57 .87 143
(1.13) 21.99 .72 59,008 .57 .38 1.60 91
(.63) 22.95 6.70 26,564 .57 .38 2.06 109
(.58) 22.13 11.72 15,216 .56 .38 2.85 68
(.43) 20.36 (2.59) 7,692 .56 .38 2.57 177
(.20) 21.34 3.20 3,560 .56 .43 2.07 143
(1.14) 22.08 .75 1,045 .42 .35 1.65 91
(.64) 23.04 6.75 1,063 .42 .35 2.13 109
(.59) 22.21 11.76 842 .41 .35 2.86 68
(.44) 20.43 (2.76) 711 .40 .35 2.53 177
(1.05) 21.41 .57 844 .42 .40 2.06 143
(1.11) 21.99 .62 648,787 .57 .48 1.53 91
(.61) 22.95 6.59 703,995 .57 .48 2.02 109
(.56) 22.13 11.61 738,420 .56 .48 2.75 68
(.41) 20.36 (2.69) 882,507 .55 .48 2.42 177
(1.02) 21.34 .47 958,946 .56 .54 1.92 143
(1.14) 22.04 .78 48,672 .37 .32 1.66 91
(.65) 23.00 6.79 43,698 .37 .32 2.17 109
(.59) 22.17 11.75 102,126 .36 .32 2.90 68
(.44) 20.40 (2.54) 111,364 .36 .32 2.56 177
(1.06) 21.38 .64 134,877 .38 .37 2.08 143

Russell Investment Company
Investment Grade Bond Fund
See accompanying notes which are an integral part of the financial statements.
478 Investment Grade Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 144,313
Administration fees 31,419
Distribution fees 5,316
Shareholder servicing fees 1,276
Transfer agent fees 93,694
Trustee fees 2,284
$ 278,302
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 60,228 $ 472,870 $ 489,269 $ (3) $ 3 $ 43,829 $ 31 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 759,154,564 $ 14,500,903 $ (9,162,388) $ 5,338,515 $ 5,596,987 $ 2,666,591
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 19,564,583 $ 18,650,106 $ — $ 22,027,035 $ — $ —
Total distributable earnings (losses)
$ (2)
Additional paid-in capital
2

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
480 Short Duration Bond Fund
Short Duration Bond Fund
-
Class A
‡
Total
Return
1 Year (3 .80)%
5 Years 1 .18%§
10 Years 1 .43%§
Short Duration Bond Fund
-
Class C
Total
Return
1 Year (0 .74)%
5 Years 1 .20%§
10 Years 1 .06%§
Short Duration Bond Fund
-
Class M
‡‡
Total
Return
1 Year 0 .31%
5 Years 2 .28%§
10 Years 2 .11%§
Short Duration Bond Fund
-
Class R6
‡‡‡
Total
Return
1 Year 0 .26%
5 Years 2 .27%§
10 Years 2 .15%§
Short Duration Bond Fund
-
Class S
Total
Return
1 Year 0 .26%
5 Years 2 .22%§
10 Years 2 .08%§
Short Duration Bond Fund
-
Class Y
Total
Return
1 Year 0 .33%
5 Years 2 .30%§
10 Years 2 .17%§
ICE BofA 1-3 Year U.S. Treasuries Index**
Total
Return
1 Year (0 .23)%
5 Years 1 .58%§
10 Years 1 .12%§

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Short Duration Bond Fund 481
The Short Duration Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2021, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class M, Class R6, Class S and Class Y Shares gained
0.31%, 0.26%, 0.26% and 0.33%, respectively, while the Fund’s
Class A and Class C Shares lost 0.04% and 0.74%, respectively.
This is compared to the Fund’s benchmark, the ICE BofA 1-3
Year U.S. Treasuries Index, which lost 0.23% during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year, the Morningstar
®
Short-Term Bond Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 1.17%. This return serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or capitalization benchmark other than the Fund’s index (a “RIM-assigned
benchmark”). However, the Fund’s primary index remains the
benchmark for the Fund and is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
During the fiscal year ended October 31, 2021, relaxed central bank monetary policy, fiscal stimulus, and the introduction of
COVID-19 vaccines impacted risk markets positively. Equity
markets reached record highs in 2021, with the S&P 500 Index gaining 42.91% on the fiscal year. U.S. Investment grade corporate credit spreads tightened from 114 bps to 87 bps. Similarly, U.S.
high yield corporate spreads tightened from 435 bps to 285 bps.
The U.S. Urban Consumer Price Index reached a 6.2% year-over-
year increase in October 2021 – higher than the Federal Reserve
Bank’s 2% inflation target – as the economy faced cash strapped consumers, labor shortages, and supply constraints.
The Fund’s exposure to spread sectors was a positive during the fiscal year as credit spreads experienced continued recovery. The
Bloomberg U.S. Corporate Bond Index posted a total return of
2.18% for the fiscal year, above equivalent duration treasuries.
The Bloomberg U.S. Corporate High Yield Index performed
exceptionally well, posting total returns of 10.53% for the fiscal year. U.S. Treasuries performed poorly over the fiscal year as yields rose; the 10-year Treasury yield began the year at 0.84%
and ended the year at 1.55%.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
RIM’s asset allocation for the Fund contributed positively to benchmark-relative performance over the fiscal year due primarily to out-of-benchmark positions in investment grade corporates and securitized instruments. Allocations to corporates and securitized sectors outperformed the Fund’s all-treasury benchmark as credit spreads tightened over the year. The Fund maintained a modest duration overweight compared to the benchmark throughout the fiscal year, which negatively contributed to performance.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
With respect to the Fund’s money managers, Scout Investments,
Inc. (“Scout”) was the only manager with a full year of performance and outperformed its RIM-assigned benchmark. Scout reduced its corporate exposure and its overweight to A- and BBB-rated bonds as spreads compressed over the year. Allocations to securitized bonds remained relatively unchanged and outperformed the
Fund’s benchmark.
Western Asset Management Company, LLC and Western Asset
Management Company Limited (“Western”) replaced MetLife
Investment Management, LLC in the second quarter of calendar
2021. Western’s out-of-benchmark positioning across investment grade corporate, high yield corporate, and securitized sectors contributed positively to performance as spread products
outperformed treasuries over the fiscal year.
During the fiscal year, RIM managed Currency Factor and Rates
Factor strategies which seek to generate active returns through currency and international rates positioning, respectively and utilize long and short positions in global government bond futures and currency forward contracts. The Fund’s currency factors
strategy contributed positively to performance, while the rates factor strategy detracted from performance.

Russell Investment Company
Short Duration Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
482 Short Duration Bond Fund
RIM also managed two credit strategies in the Fund. One is
a high-quality short duration credit beta strategy to provide benchmark-like duration along with investment grade credit
beta exposure that seeks to provide a moderate degree of yield advantage over the Fund’s benchmark. Over the fiscal year, the high-quality short duration credit beta strategy was positive for the Fund’s benchmark-relative performance.
The second credit strategy managed by RIM is an Investment
Grade Credit Value Factor positioning strategy. This strategy screens securities based on value within the ICE BofA 1-5
Year U.S. Corporate Index and purchases physical bonds that
RIM believes to be undervalued. This strategy was beneficial to performance during the fiscal year.
During the fiscal year, RIM utilized futures and swaps to seek to achieve the Fund benchmark’s duration and exposures with
respect to the portion of the Fund allocated to cash reserves. This performed as intended and provided desired exposures. RIM also managed tactical “tilts” based on its judgments regarding shorter-
term opportunities to seek to generate returns and/or mitigate risk by purchasing government futures, credit derivatives and currency forward contracts. RIM’s tactical trades in the aggregate had a modestly positive impact on benchmark-relative performance.
Describe any changes to the Fund’s structure or the money
manager line-up.
In March 2021, RIM terminated MetLife Investments
Management, LLC and hired Western Asset Management
Company, LLC and Western Asset Management Company Limited.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Scout Investments, Inc. Fully Discretionary
Western Asset Management Company, LLC
and Western Asset Management Company
Limited Fully Discretionary
* Assumes initial investment on November 1, 2011.
** The ICE BofA 1-3 Year U.S. Treasuries Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year and less than three years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Short Duration Bond Fund 483
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 993.60 $ 1,021.17
Expenses Paid During Period* $ 4.02 $ 4.08
* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 989.70 $ 1,017.44
Expenses Paid During Period* $ 7.72 $ 7.83
* Expenses are equal to the Fund's annualized expense ratio of 1.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 995.10 $ 1,022.74
Expenses Paid During Period* $ 2.46 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
484 Short Duration Bond Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 995.10 $ 1,022.68
Expenses Paid During Period* $ 2.51 $ 2.55
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 994.90 $ 1,022.48
Expenses Paid During Period* $ 2.72 $ 2.75
* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 995.20 $ 1,022.89
Expenses Paid During Period* $ 2.31 $ 2.35
* Expenses are equal to the Fund's annualized expense ratio of 0.46%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 88.1%
Asset-Backed Securities - 6.3%
ACE Securities Corp Home Equity Loan
Trust
Series 2003-OP1 Class M1
2.287% due 12/25/33 (USD 1 Month
LIBOR + 1.050%)(Ê) 247 247
American Express Credit Account
Master Trust
Series 2019-1 Class A
2.870% due 10/15/24 1,550 1,566
AmeriCredit Automobile Receivables
Trust
Series 2021-1 Class A2
0.280% due 06/18/24 781 781
Arbor Realty Commercial Real Estate,
Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 260 260
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2016-2A Class A
2.720% due 11/20/22 (Þ) 73 73
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 1,625 1,637
Bank of America Credit Card Trust
Series 2021-A1 Class A1
0.440% due 09/15/26 1,000 990
Black Diamond CLO, Ltd.
Series 2017-1A Class A1AR
1.174% due 04/24/29 301 301
Capital One Multi-Asset Execution Trust
Series 2021-A1 Class A1
0.550% due 07/15/26 1,210 1,198
Capital One Prime Auto receivables
Trust
Series 2021-1 Class A2
0.320% due 02/18/25 1,475 1,474
CarMax Auto Owner Trust
Series 2021-3 Class A2A
0.290% due 09/16/24 1,260 1,258
CCG Receivables Trust
Series 2021-2 Class A2
0.540% due 03/14/29 (Þ) 440 439
Chase Issuance Trust
Series 2020-A1 Class A1
1.530% due 01/15/25 2,085 2,113
CIFC Funding, Ltd.
Series 2021-4A Class A
1.144% due 07/15/33 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 330 330
Diamond Resorts Owner Trust
Series 2021-1A Class A
1.510% due 11/21/33 (Þ) 283 282
Ford Credit Auto Owner Trust
Series 2020-B Class A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.500% due 02/15/23 170 170
Series 2020-B Class A3
0.560% due 10/15/24 1,425 1,427
Series 2021-A Class A2
0.170% due 10/15/23 376 376
GM Financial Consumer Automobile
Receivables Trust
Series 2020-3 Class A4
0.580% due 01/16/26 550 548
Goldentree Loan Management, LP
Series 2021-10A Class A
1.232% due 07/20/34 380 380
GoodGreen Trust
Series 2021-1A Class A
2.660% due 10/15/56 (Þ) 240 238
Great Lakes Kcap F3c Senior LLC
Series 2017-1A Class A
2.035% due 12/20/29 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 420 420
Hertz Vehicle Financing III, LP
Series 2021-2A Class B
2.120% due 12/27/27 (Þ) 250 249
Hertz Vehicle Financing LLC
Series 2021-1A Class A
1.210% due 12/26/25 (Þ) 450 448
Series 2021-1A Class B
1.560% due 12/26/25 (Þ) 310 309
Hilton Grand Vacations Trust
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 287 296
Honda Auto Receivables Owner Trust
Series 2019-2 Class A3
2.520% due 06/21/23 106 107
Series 2020-3 Class A2
0.270% due 02/21/23 419 419
Series 2021-1 Class A2
0.160% due 07/21/23 588 588
Series 2021-3 Class A2
0.200% due 02/20/24 885 884
Hyundai Auto Receivables Trust
Series 2020-C Class A2
0.260% due 09/15/23 426 426
JPMorgan Chase Bank NA
Series 2020-1 Class B
0.991% due 01/25/28 (Þ) 398 398
JPMorgan Mortgage Acquisition Trust
Series 2007-CH2 Class MV2
0.389% due 01/25/37 (USD 1 Month
LIBOR + 0.300%)(Ê) 250 246
Long Beach Mortgage Loan Trust
Series 2004-5 Class A6
0.669% due 09/25/34 (USD 1 Month
LIBOR + 0.580%)(Ê) 255 256
Series 2005-WL1 Class M4
1.139% due 06/25/35 (USD 1 Month
LIBOR + 1.050%)(Ê) 238 239

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
486 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mercury Financial Credit Card Master
Trust
Series 2021-1A Class B
2.330% due 03/20/26 (Þ) 250 248
Morgan Stanley ABS Capital I, Inc.
Series 2004-HE3 Class M1
2.092% due 03/25/34 (USD 1 Month
LIBOR + 0.855%)(Ê) 248 247
Navient Private Education Refi Loan
Trust
Series 2018-CA Class A2
3.520% due 06/16/42 (Þ) 258 263
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 174 186
SoFi Professional Loan Program Trust
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 87 89
Towd Point Mortgage Trust
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 111 114
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 1,210 1,221
UNIFY Auto Receivables Trust
Series 2021-1A Class A3
0.510% due 06/16/25 (Þ) 600 599
Wendy's Funding LLC
Series 2021-1A Class A2I
2.370% due 06/15/51 (Þ) 249 250
Wheels SPV 2 LLC
Series 2020-1A Class A2
0.510% due 08/20/29 (Þ) 544 544
25,134
Corporate Bonds and Notes - 41.5%
3M Co.
3.000% due 08/07/25 540 577
7-Eleven, Inc.
0.800% due 02/10/24 (Þ) 250 248
Abbott Laboratories
3.400% due 11/30/23 633 664
AbbVie, Inc.
3.600% due 05/14/25 160 172
Series WI
2.600% due 11/21/24 830 864
Aetna, Inc.
3.500% due 11/15/24 355 379
AIG Global Funding
0.800% due 07/07/23 (Þ) 545 546
Air Lease Corp.
2.250% due 01/15/23 500 509
0.700% due 02/15/24 690 682
Altria Group, Inc.
4.400% due 02/14/26 280 311
Amazon.com, Inc.
0.450% due 05/12/24 691 686
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.000% due 05/12/26 240 238
American Express Co.
2.500% due 07/30/24 400 417
American Honda Finance Corp.
2.900% due 02/16/24 1,500 1,567
1.200% due 07/08/25 540 539
1.300% due 09/09/26 450 446
American International Group, Inc.
2.500% due 06/30/25 240 249
American Tower Corp.
3.500% due 01/31/23 647 670
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 1,081
Amgen, Inc.
1.900% due 02/21/25 240 245
Anthem, Inc.
3.500% due 08/15/24 485 515
Apple, Inc.
0.750% due 05/11/23 2,036 2,044
Ares Capital Corp.
3.250% due 07/15/25 642 668
AT&T, Inc.
1.700% due 03/25/26 730 733
Series WI
4.450% due 04/01/24 621 668
Athene Global Funding
0.749% due 05/24/24 (SOFR +
0.700%)(Ê)(Þ) 715 719
Aviation Capital Group LLC
3.875% due 05/01/23 (Þ) 656 682
Bank of America Corp.
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 1,030 1,068
0.810% due 10/24/24 (SOFR +
0.740%)(Ê) 435 434
3.458% due 03/15/25 (USD 3 Month
LIBOR + 0.970%)(Ê) 1,215 1,281
2.015% due 02/13/26 (USD 3 Month
LIBOR + 0.640%)(Ê) 1,030 1,049
1.734% due 07/22/27 (SOFR +
0.960%)(Ê) 400 397
Series GMTN
2.816% due 07/21/23 (USD 3 Month
LIBOR + 0.930%)(Ê) 1,600 1,624
Series N
1.658% due 03/11/27 (SOFR +
0.910%)(Ê) 525 523
Bank of New York Mellon Corp. (The)
1.850% due 01/27/23 1,500 1,525
1.600% due 04/24/25 160 162
Becton Dickinson and Co.
3.363% due 06/06/24 296 312
Series WI
6.700% due 12/01/26 175 212
Berkshire Hathaway Energy Co.
Series WI

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 487
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.050% due 04/15/25 1,582 1,726
BGC Partners, Inc.
Series WI
5.375% due 07/24/23 141 150
Boeing Co. (The)
1.950% due 02/01/24 975 993
2.800% due 03/01/24 270 278
4.875% due 05/01/25 320 354
2.196% due 02/04/26 485 485
BP Capital Markets America, Inc.
2.937% due 04/06/23 665 686
3.216% due 11/28/23 340 356
3.194% due 04/06/25 1,185 1,260
Bristol-Myers Squibb Co.
0.750% due 11/13/25 400 393
Series WI
2.900% due 07/26/24 109 115
Broadcom, Inc.
Series WI
3.150% due 11/15/25 1,002 1,058
3.459% due 09/15/26 635 678
Brown & Brown, Inc.
4.200% due 09/15/24 623 673
Cabot Oil & Gas Corp.
4.375% due 06/01/24 (Þ) 400 428
Cargill, Inc.
0.750% due 02/02/26 (Þ) 110 107
Caterpillar Financial Services Corp.
0.800% due 11/13/25 130 128
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 645 674
Celanese US Holdings LLC
1.400% due 08/05/26 590 580
CenterPoint Energy, Inc.
0.699% due 05/13/24 (SOFR +
0.650%)(Ê) 480 480
Charles Schwab Corp. (The)
0.750% due 03/18/24 350 349
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
4.500% due 02/01/24 625 670
Series WI
4.908% due 07/23/25 630 701
Chevron Corp.
1.141% due 05/11/23 1,600 1,614
0.426% due 08/11/23 673 672
2.895% due 03/03/24 550 575
0.687% due 08/12/25 870 856
Cigna Corp.
3.250% due 04/15/25 690 732
Cisco Systems, Inc.
2.200% due 09/20/23 665 684
Citigroup, Inc.
0.981% due 05/01/25 (SOFR +
0.669%)(Ê) 1,405 1,398
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 09/13/25 680 776
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 680 716
Cleveland Electric Illuminating Co.
(The)
5.500% due 08/15/24 180 201
CNH Industrial Capital LLC
1.950% due 07/02/23 500 509
1.450% due 07/15/26 350 345
Colgate-Palmolive Co.
3.250% due 03/15/24 1,100 1,165
Comcast Corp.
3.700% due 04/15/24 435 464
3.100% due 04/01/25 490 519
Commonwealth Edison Co.
3.100% due 11/01/24 645 678
Consolidated Edison Co., Inc.
Series A
0.650% due 12/01/23 655 653
Continental Resources, Inc.
4.500% due 04/15/23 380 395
CVS Health Corp.
3.700% due 03/09/23 76 79
3.875% due 07/20/25 1,030 1,118
CyrusOne , LP / CyrusOne Finance Corp.
2.900% due 11/15/24 653 682
Delta Air Lines Pass-Through Trust
Series AA
3.204% due 04/25/24 985 1,024
Devon Energy Corp.
5.250% due 09/15/24 (Þ) 200 220
5.850% due 12/15/25 160 184
DH Europe Finance II SARL
Series 3YR
2.050% due 11/15/22 664 674
Series 5YR
2.200% due 11/15/24 661 684
Diamondback Energy, Inc.
2.875% due 12/01/24 370 385
Discover Financial Services
3.850% due 11/21/22 644 666
Dollar Tree, Inc.
3.700% due 05/15/23 390 407
DR Horton, Inc.
2.500% due 10/15/24 220 229
Duke Energy Progress LLC
3.375% due 09/01/23 190 199
Duke Realty, LP
3.750% due 12/01/24 633 678
Edison International
4.950% due 04/15/25 790 866
Enbridge Energy Partners, LP
5.875% due 10/15/25 579 668
Energy Transfer Operating, LP
4.050% due 03/15/25 50 54
2.900% due 05/15/25 270 282

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
488 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Energy Transfer Partners, LP
Series 5Y
4.200% due 09/15/23 270 285
Entergy Louisiana LLC
0.950% due 10/01/24 340 338
Enterprise Products Operating LLC
3.750% due 02/15/25 1,030 1,109
EOG Resources, Inc.
3.150% due 04/01/25 270 286
EQT Corp.
3.125% due 05/15/26 (Þ) 140 141
3.900% due 10/01/27 320 342
5.000% due 01/15/29 10 11
Exelon Generation Co. LLC
3.250% due 06/01/25 1,121 1,185
Exxon Mobil Corp.
2.019% due 08/16/24 647 667
2.992% due 03/19/25 690 729
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 618 657
First Republic Bank
Series BKNT
1.912% due 02/12/24 (SOFR +
0.620%)(Ê) 673 683
Ford Motor Co.
8.500% due 04/21/23 200 219
Ford Motor Credit Co. LLC
3.087% due 01/09/23 265 270
4.140% due 02/15/23 890 914
3.370% due 11/17/23 550 564
Fortinet, Inc.
1.000% due 03/15/26 350 341
Fox Corp.
Series WI
4.030% due 01/25/24 400 426
FS KKR Capital Corp.
4.125% due 02/01/25 678 716
GA Global Funding Trust
0.800% due 09/13/24 (Þ) 715 707
1.625% due 01/15/26 (Þ) 285 285
GE Capital Funding LLC
Series WI
3.450% due 05/15/25 270 289
General Dynamics Corp.
1.150% due 06/01/26 160 160
General Motors Financial Co., Inc.
1.700% due 08/18/23 550 558
4.875% due 10/02/23 656 704
1.249% due 11/17/23 (SOFR +
1.200%)(Ê) 325 330
2.750% due 06/20/25 400 415
1.250% due 01/08/26 650 638
Georgia-Pacific LLC
0.950% due 05/15/26 (Þ) 170 166
Gilead Sciences, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 04/01/24 540 572
GLP Capital, LP / GLP Financing II, Inc.
3.350% due 09/01/24 546 575
5.375% due 04/15/26 90 101
Goldman Sachs BDC, Inc.
3.750% due 02/10/25 640 673
Goldman Sachs Group, Inc. (The)
3.625% due 01/22/23 465 482
3.200% due 02/23/23 665 685
3.500% due 04/01/25 1,200 1,281
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 1,370 1,446
Series DMTN
3.625% due 02/20/24 930 984
Series VAR
1.093% due 12/09/26 (SOFR +
0.789%)(Ê) 1,140 1,112
Golub Capital BDC, Inc.
2.500% due 08/24/26 681 676
Great-West Lifeco U.S. Finance 2020,
LP
0.904% due 08/12/25 (Þ) 260 254
HCA, Inc.
4.750% due 05/01/23 623 658
5.000% due 03/15/24 395 430
Highmark, Inc.
1.450% due 05/10/26 (Þ) 520 512
Honeywell International, Inc.
2.300% due 08/15/24 1,360 1,413
Humana, Inc.
2.900% due 12/15/22 654 670
4.500% due 04/01/25 110 121
Hyundai Capital America
1.250% due 09/18/23 (Þ) 280 281
0.800% due 01/08/24 (Þ) 210 208
1.300% due 01/08/26 (Þ) 190 185
International Business Machines Corp.
2.875% due 11/09/22 653 669
3.000% due 05/15/24 1,000 1,052
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 650 690
John Deere Capital Corp.
2.700% due 01/06/23 600 616
0.450% due 06/07/24 700 694
Johnson & Johnson
0.550% due 09/01/25 340 335
JPMorgan Chase & Co.
3.207% due 04/01/23 (USD 3 Month
LIBOR + 0.695%)(Ê) 1,235 1,249
3.625% due 05/13/24 1,430 1,527
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 540 574
0.563% due 02/16/25 (SOFR +
0.420%)(Ê) 260 257
0.824% due 06/01/25 (SOFR +
0.540%)(Ê) 475 471

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 489
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 740 755
1.045% due 11/19/26 (SOFR +
0.800%)(Ê) 250 244
1.040% due 02/04/27 (SOFR +
0.695%)(Ê) 500 486
1.578% due 04/22/27 (SOFR +
0.885%)(Ê) 400 396
Kilroy Realty, LP
3.450% due 12/15/24 643 682
Kinder Morgan, Inc.
4.300% due 06/01/25 540 590
Kroger Co. (The)
3.850% due 08/01/23 640 671
L3Harris Technologies, Inc.
3.832% due 04/27/25 90 97
Las Vegas Sands Corp.
3.200% due 08/08/24 190 194
2.900% due 06/25/25 220 223
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (Æ)(Ø)(Š) 270 —
Lennar Corp.
4.875% due 12/15/23 621 666
Lockheed Martin Corp.
Series 10YR
3.550% due 01/15/26 550 599
Lowe's Cos., Inc.
3.875% due 09/15/23 653 687
3.125% due 09/15/24 80 84
Main Street Capital Corp.
5.200% due 05/01/24 568 613
Marathon Petroleum Corp.
4.700% due 05/01/25 320 354
Marriott International, Inc.
Series FXD
3.600% due 04/15/24 280 296
Marsh & McLennan Cos., Inc.
3.300% due 03/14/23 650 671
Martin Marietta Materials, Inc.
0.650% due 07/15/23 565 565
McDonald's Corp.
3.300% due 07/01/25 400 427
Merck & Co., Inc.
2.800% due 05/18/23 645 668
2.750% due 02/10/25 1,100 1,155
Met Tower Global Funding
1.250% due 09/14/26 (Þ) 685 675
Microsoft Corp.
2.650% due 11/03/22 1,052 1,073
2.000% due 08/08/23 556 570
3.125% due 11/03/25 91 98
Mid-America Apartments, LP
3.750% due 06/15/24 639 680
Mondelez International, Inc.
2.250% due 09/19/24 (Þ) 642 663
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 760 778
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 1,030 1,000
Series 1654
4.100% due 05/22/23 385 405
Series GMTN
3.125% due 01/23/23 745 768
0.791% due 01/22/25 (SOFR +
0.509%)(Ê) 485 482
MPLX, LP
3.375% due 03/15/23 400 414
4.000% due 02/15/25 200 215
1.750% due 03/01/26 625 623
National Securities Clearing Corp.
0.750% due 12/07/25 (Þ) 340 332
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 1,761 1,851
New York Life Global Funding
0.400% due 10/21/23 (Þ) 230 229
NextEra Energy Capital Holdings, Inc.
0.650% due 03/01/23 550 551
NiSource, Inc.
0.950% due 08/15/25 435 427
Norfolk Southern Corp.
2.903% due 02/15/23 1,235 1,265
Northrop Grumman Corp.
2.930% due 01/15/25 140 147
Northwestern Mutual Life Insurance Co.
(The)
0.800% due 01/14/26 (Þ) 570 555
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 626 651
Occidental Petroleum Corp.
5.875% due 09/01/25 180 200
3.000% due 02/15/27 30 30
Oncor Electric Delivery Co. LLC
0.550% due 10/01/25 260 252
Oracle Corp.
2.500% due 04/01/25 715 741
1.650% due 03/25/26 400 401
2.650% due 07/15/26 654 680
Owl Rock Capital Corp.
3.750% due 07/22/25 673 702
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 498
PayPal Holdings, Inc.
2.400% due 10/01/24 540 562
PepsiCo, Inc.
2.850% due 02/24/26 633 673
Pfizer, Inc.
3.000% due 06/15/23 1,140 1,185
Series 5YR
3.200% due 09/15/23 646 677
Philip Morris International, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
490 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 05/01/24 210 220
0.875% due 05/01/26 180 175
Piedmont Operating Partnership, LP
3.400% due 06/01/23 643 663
Pioneer Natural Resources Co.
0.550% due 05/15/23 270 269
1.125% due 01/15/26 490 480
4.450% due 01/15/26 110 121
PPG Industries, Inc.
1.200% due 03/15/26 160 157
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 278
Private Export Funding Corp.
Series OO
1.750% due 11/15/24 1,200 1,230
Prospect Capital Corp.
5.875% due 03/15/23 646 684
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 1,061
Series REGS
1.170% due 07/15/25 (Þ) 930 922
Range Resources Corp.
Series WI
9.250% due 02/01/26 230 248
Raytheon Technologies Corp.
3.950% due 08/16/25 140 153
Royalty Pharma PLC
Series WI
0.750% due 09/02/23 480 479
Salesforce.com, Inc.
3.250% due 04/11/23 80 83
Santander Holdings USA, Inc.
Series WI
3.400% due 01/18/23 661 680
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 345 339
Service Properties Trust
7.500% due 09/15/25 490 542
Sixth Street Specialty Lending, Inc.
3.875% due 11/01/24 648 682
Southern Power Co.
0.900% due 01/15/26 550 534
Southwest Airlines Co.
5.250% due 05/04/25 170 191
Spectra Energy Partners, LP
4.750% due 03/15/24 608 655
State Street Corp.
3.100% due 05/15/23 1,100 1,143
Synchrony Financial
4.250% due 08/15/24 655 703
Sysco Corp.
5.650% due 04/01/25 106 121
TCI Communications, Inc.
7.875% due 02/15/26 522 659
Thermo Fisher Scientific, Inc.
4.133% due 03/25/25 576 629
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Time Warner Entertainment Co., LP
8.375% due 03/15/23 607 670
T-Mobile USA, Inc.
2.250% due 02/15/26 470 472
Series WI
3.500% due 04/15/25 1,689 1,801
Toyota Motor Credit Corp.
0.500% due 08/14/23 700 700
Series GMTN
2.700% due 01/11/23 1,450 1,489
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 20 25
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 630 644
Tsmc Arizona Corp.
1.750% due 10/25/26 200 201
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 669 682
Tyson Foods, Inc.
3.950% due 08/15/24 629 674
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 591 619
United Airlines, Inc.
Series 144a
4.375% due 04/15/26 (Þ) 710 734
United Parcel Service, Inc.
2.500% due 04/01/23 651 668
UnitedHealth Group, Inc.
2.375% due 08/15/24 690 718
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,209
US Bank NA
Series BKNT
2.850% due 01/23/23 1,150 1,182
2.050% due 01/21/25 340 350
Verizon Communications, Inc.
0.750% due 03/22/24 290 289
2.355% due 03/15/32 (Þ) 334 329
Viatris , Inc.
1.650% due 06/22/25 225 225
Visa, Inc.
3.150% due 12/14/25 280 301
VMware, Inc.
1.000% due 08/15/24 695 696
Vontier Corp.
1.800% due 04/01/26 (Þ) 165 162
Walmart, Inc.
1.050% due 09/17/26 140 139
Walt Disney Co. (The)
1.750% due 08/30/24 2,064 2,112
Wells Fargo & Co.
3.300% due 09/09/24 1,300 1,383

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 491
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.805% due 05/19/25 (SOFR +
0.510%)(Ê) 1,040 1,035
2.406% due 10/30/25 (SOFR +
1.087%)(Ê) 1,370 1,415
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 855 874
Western Gas Partners, LP
3.950% due 06/01/25 20 21
Western Midstream Operating, LP
4.650% due 07/01/26 490 529
Westinghouse Air Brake Technologies
Corp.
4.375% due 08/15/23 642 672
3.200% due 06/15/25 225 238
Williams Cos., Inc. (The)
4.300% due 03/04/24 830 888
167,090
International Debt - 22.4%
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 601 668
Abu Dhabi Government International
Bond
0.750% due 09/02/23 (Þ) 440 440
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
1.650% due 10/29/24 290 291
3.500% due 01/15/25 210 221
Series 3NC1
1.750% due 10/29/24 360 360
AGL CLO 6, Ltd.
Series 2021-6A Class AR
1.332% due 07/20/34 (USD 3 Month
LIBOR + 1.200%)(Ê)(Þ) 510 510
Ammc Clo 23, Ltd.
Series 2021-23A Class A1R
0.052% due 10/17/31 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 230 230
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 540 574
AP Moller - Maersk A/S
3.750% due 09/22/24 (Þ) 635 676
Avery Point VII CLO, Ltd.
Series 2021-7A Class AR2
1.144% due 01/15/28 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 484 484
Avolon Holdings Funding, Ltd.
5.125% due 10/01/23 (Þ) 170 181
Balboa Bay Loan Funding, Ltd.
Series 2020-1A Class A
1.484% due 01/20/32 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 325 326
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 537 567
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santander
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 11/09/22 (Þ) 645 663
Banco Santander SA
3.848% due 04/12/23 847 885
2.746% due 05/28/25 200 208
Bancolombia SA
3.000% due 01/29/25 559 564
Bank of Montreal
2.500% due 06/28/24 1,900 1,977
4.800% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.979%)(Ê)(ƒ) 551 575
Bank of Nova Scotia (The)
1.950% due 02/01/23 625 636
1.625% due 05/01/23 691 702
0.650% due 07/31/24 1,380 1,367
1.050% due 03/02/26 540 529
Barclays PLC
1.505% due 05/16/24 (USD 3 Month
LIBOR + 1.380%)(Ê) 400 406
4.375% due 09/11/24 664 717
1.007% due 12/10/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.800%)(Ê) 590 590
BAT Capital Corp.
1.668% due 03/25/26 725 717
3.215% due 09/06/26 260 274
Bayer US Finance II LLC
5.500% due 08/15/25 (Þ) 601 667
BBVA Bancomer SA
4.375% due 04/10/24 (Þ) 622 667
BDS, Ltd.
Series 2021-FL8 Class A
1.020% due 01/18/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 260 259
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 552 578
BHP Billiton Finance USA, Ltd.
3.850% due 09/30/23 637 676
BMW US Capital LLC
0.800% due 04/01/24 (Þ) 170 169
BNP Paribas SA
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 540 580
4.375% due 09/28/25 (Þ) 615 671
Series REGS
3.500% due 03/01/23 1,100 1,141
BP Capital Markets PLC
2.750% due 05/10/23 651 672
BXMT, Ltd.
Series 2021-FL4 Class A
1.170% due 05/15/38 (USD 1 Month
LIBOR + 1.050%)(Ê)(Þ) 330 330
Canadian Imperial Bank of Commerce
0.950% due 06/23/23 1,600 1,607
0.950% due 10/23/25 220 216

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
492 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-1A Class A1R2
3.311% due 04/17/31 (USD 3 Month
LIBOR + 0.970%)(Ê)(Þ) 279 280
Cedar Funding V CLO, Ltd.
Series 2020-5A Class AFRR
1.937% due 07/17/31 (Þ) 320 321
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 612 651
Cencosud SA
5.150% due 02/12/25 (Þ) 511 562
CNH Industrial NV
4.500% due 08/15/23 631 670
Cooperatieve Rabobank UA
4.625% due 12/01/23 690 741
Credicorp , Ltd.
2.750% due 06/17/25 (Þ) 679 692
Credit Agricole SA
4.375% due 03/17/25 (Þ) 590 639
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 675 682
1.247% due 01/26/27 (SOFR +
0.892%)(Ê)(Þ) 340 332
Credit Suisse Group AG
Series WI
3.800% due 06/09/23 1,206 1,262
Daimler Finance NA LLC
1.450% due 03/02/26 (Þ) 210 209
Danone SA
2.589% due 11/02/23 (Þ) 659 681
Danske Bank A/S
5.375% due 01/12/24 (Þ) 270 294
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 717 712
Deutsche Bank AG
3.300% due 11/16/22 575 590
3.700% due 05/30/24 631 668
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 664 683
Dryden 55 CLO, Ltd.
Series 2018-55A Class A1
1.146% due 04/15/31 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 250 250
Enbridge, Inc.
4.000% due 10/01/23 640 673
Enel Finance International NV
1.375% due 07/12/26 (Þ) 689 678
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 622 657
Equinor ASA
2.875% due 04/06/25 3,420 3,604
Falabella SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 04/30/23 (Þ) 642 666
GlaxoSmithKline Capital PLC
0.534% due 10/01/23 684 683
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 120 124
3.375% due 05/15/23 513 535
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 540 574
Halsey Point CLO I, Ltd.
Series 2019-1A Class A1A1
1.538% due 01/20/33 (USD 3 Month
LIBOR + 1.350%)(Ê)(Þ) 250 250
Heineken NV
2.750% due 04/01/23 (Þ) 281 289
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
1.200% due 09/19/26 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 260 260
HSBC Holdings PLC
3.803% due 03/11/25 (USD 3 Month
LIBOR + 1.211%)(Ê) 270 286
1.645% due 04/18/26 (SOFR +
1.538%)(Ê) 270 269
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 631 675
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 540 556
Inversiones CMPC SA
4.375% due 05/15/23 (Þ) 638 660
Lloyds Banking Group PLC
3.900% due 03/12/24 540 576
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 635 663
2.800% due 04/26/27 (Þ) 290 290
Magnetite XIV-R, Ltd.
Series 2018-14RA Class A2
1.254% due 10/18/31 (USD 3 Month
LIBOR + 1.120%)(Ê)(Þ) 330 331
Magnetite XXVIII, Ltd.
Series 2020-28A Class A
1.394% due 10/25/31 (USD 3 Month
LIBOR + 1.270%)(Ê)(Þ) 435 435
Meituan
2.125% due 10/28/25 (Þ) 675 651
MF1 Multifamily Housing Mortgage
Trust
Series 2021-FL7 Class A
1.175% due 10/18/36 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 260 260
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.680%)(Ê) 470 470
1.412% due 07/17/25 650 649
0.953% due 07/19/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê) 700 696

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 493
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mizuho Financial Group, Inc.
0.849% due 09/08/24 (SOFR +
0.872%)(Ê) 370 370
National Bank of Canada
2.100% due 02/01/23 691 704
Nationwide Building Society
0.550% due 01/22/24 (Þ) 330 327
NatWest Group PLC
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 540 578
Neuberger Berman CLO, Ltd.
Series 2021-40A Class A
1.248% due 04/16/33 (USD 3 Month
LIBOR + 1.060%)(Ê)(Þ) 275 276
Nissan Motor Acceptance Corp.
3.043% due 09/15/23 (Þ) 400 414
Nordea Bank Abp
0.750% due 08/28/25 (Þ) 270 264
Novartis Capital Corp.
3.400% due 05/06/24 638 678
NTT Finance Corp.
1.162% due 04/03/26 (Þ) 550 542
Nutrien , Ltd.
1.900% due 05/13/23 668 679
OCP CLO, Ltd.
Series 2018-5A Class A1R
1.256% due 04/26/31 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 390 390
Octagon Investment Partners 47, Ltd.
Series 2021-1A Class AR
1.294% due 07/20/34 (USD 3 Month
LIBOR + 1.160%)(Ê)(Þ) 250 251
Octagon Investment Partners XXI, Ltd.
Series 2021-1A Class XR3
0.775% due 02/14/31 (USD 3 Month
LIBOR + 0.650%)(Ê)(Þ) 150 150
Owl Rock CLO I, Ltd.
Series 2019-1A Class A
1.931% due 05/20/31 (USD 3 Month
LIBOR + 1.800%)(Ê)(Þ) 270 270
OZLM XII, Ltd.
Series 2018-12A Class A1R
1.236% due 04/30/27 (USD 3 Month
LIBOR + 1.050%)(Ê)(Þ) 88 88
Petrobras Global Finance BV
6.250% due 03/17/24 260 284
PFP, Ltd.
Series 2021-8 Class A
1.100% due 08/09/37 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 260 259
POSCO
2.375% due 11/12/22 (Þ) 662 672
Prosus NV
3.061% due 07/13/31 (Þ) 240 233
Qatar Government International Bond
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 06/02/26 430 460
Qatar Petroleum
1.375% due 09/12/26 (Þ) 330 326
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 250 248
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 374 392
Royal Bank of Canada
0.500% due 10/26/23 1,100 1,095
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 628 663
Sands China, Ltd.
2.300% due 03/08/27 (Þ) 200 189
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 531 570
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 560 581
Shell International Finance BV
2.250% due 01/06/23 661 675
3.400% due 08/12/23 1,100 1,154
2.375% due 04/06/25 240 249
SK Hynix, Inc.
1.000% due 01/19/24 (Þ) 684 679
Skandinaviska Enskilda Banken AB
0.850% due 09/02/25 (Þ) 270 265
Sky, Ltd.
3.750% due 09/16/24 (Þ) 625 673
Societe Generale SA
4.250% due 04/14/25 (Þ) 642 688
Standard Chartered PLC
3.885% due 03/15/24 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 675 702
1.214% due 03/23/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.880%)(Ê)(Þ) 280 279
State Bank of India
4.875% due 04/17/24 (Þ) 385 416
Statoil ASA
2.450% due 01/17/23 659 674
Sumitomo Mitsui Financial Group, Inc.
4.436% due 04/02/24 (Þ) 626 671
1.402% due 09/17/26 340 334
Sumitomo Mitsui Trust Bank, Ltd.
0.850% due 03/25/24 (Þ) 520 518
Suncor Energy, Inc.
2.800% due 05/15/23 850 875
Sura Asset Management SA
4.875% due 04/17/24 (Þ) 607 651
Symphony CLO XIX, Ltd.
Series 2018-19A Class A
1.231% due 04/16/31 (USD 3 Month
LIBOR + 0.960%)(Ê)(Þ) 410 410
Symphony CLO XXVI, Ltd.
Series 2021-26A Class X

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
494 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.682% due 04/20/33 (USD 3 Month
LIBOR + 0.550%)(Ê)(Þ) 250 250
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 632 676
Tencent Holdings, Ltd.
3.800% due 02/11/25 (Þ) 610 649
Series REGS
2.985% due 01/19/23 260 266
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 300 302
3.150% due 10/01/26 280 264
Toronto-Dominion Bank (The)
0.250% due 01/06/23 691 689
0.450% due 09/11/23 1,450 1,446
0.750% due 09/11/25 540 528
Total Capital International SA
2.700% due 01/25/23 676 694
TotalEnergies Capital Canada, Ltd.
2.750% due 07/15/23 628 652
Toyota Motor Credit Corp.
1.339% due 03/25/26 170 170
TransCanada PipeLines , Ltd.
1.000% due 10/12/24 560 558
Tryon Park CLO, Ltd.
Series 2018-1A Class A1SR
3.487% due 04/15/29 (USD 3 Month
LIBOR + 0.890%)(Ê)(Þ) 239 239
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 405 393
UBS Group AG
0.450% due 02/09/24 (Þ) 1,650 1,630
1.008% due 07/30/24 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.830%)(Ê)(Þ) 930 931
0.700% due 08/09/24 (Þ) 360 358
4.125% due 09/24/25 (Þ) 540 590
Unilever Capital Corp.
2.600% due 05/05/24 640 667
3.100% due 07/30/25 1,500 1,601
Vale Overseas, Ltd.
6.250% due 08/10/26 746 865
Voya CLO, Ltd.
Series 2018-2A Class A1
2.219% due 07/15/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 570 571
Series 2021-4A Class A1AR
1.164% due 01/15/32 (USD 3 Month
LIBOR + 1.040%)(Ê)(Þ) 370 370
Wellfleet CLO, Ltd.
Series 2021-2A Class AR
1.344% due 07/15/34 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 460 460
Westpac Banking Corp.
2.000% due 01/13/23 395 402
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Whitebox CLO I, Ltd.
Series 2021-1A Class ANAR
1.254% due 07/24/32 (USD 3 Month
LIBOR + 1.130%)(Ê)(Þ) 390 390
90,427
Loan Agreements - 0.0%
Sungard Availability Services Capital,
Inc. Term Loan
5.000% due 11/03/22 (USD 3 Month
LIBOR  + 4.000%)(Ê) 234 90
Mortgage-Backed Securities - 9.3%
Arbor Multifamily Mortgage Securities
Trust
Series 2021-MF3 Class A1
1.075% due 10/15/54 (Þ) 265 263
Series 2021-MF3 Class A2
2.213% due 10/15/54 (Þ) 345 353
AREIT, Inc.
Series 2021-CRE5 Class A
1.180% due 07/17/26 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 190 190
Avenue of Americas
Series 2021-1177 Class A
0.050% due 10/15/36 (USD 1 Month
LIBOR + 0.874%)(Ê)(Š)(Þ) 310 310
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 113 114
Series 2020-BN28 Class A1
0.628% due 03/15/63 160 158
Series 2020-BN29 Class A1
0.549% due 11/15/53 1,133 1,124
BBCMS Mortgage Trust
Series 2021-C11 Class A1
0.752% due 09/15/54 524 519
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 158 157
Series 2020-B21 Class A1
0.537% due 12/17/53 288 286
Series 2020-B22 Class A1
0.509% due 01/15/54 1,129 1,110
Series 2021-B27 Class XA
Interest Only STRIP
1.274% due 07/15/54 (~)(Ê) 4,188 398
Series 2021-B28 Class A1
0.597% due 08/15/54 (~)(Ê) 663 654
BPR Trust
Series 2021-TY Class C
1.800% due 09/23/23 (USD 1 Month
LIBOR + 1.700%)(Ê)(Þ) 250 250
BX Commercial Mortgage Trust
Series 2019-MMP Class A
1.185% due 08/15/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 547 547

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 495
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 563 563
Series 2020-FOX Class F
4.334% due 11/15/32 (USD 1 Month
LIBOR + 4.250%)(Ê)(Þ) 224 226
Series 2020-VIVA Class D
3.667% due 03/09/44 (~)(Ê)(Þ) 240 243
Series 2020-VIVA Class E
3.667% due 03/11/44 (~)(Ê)(Þ) 250 242
BX Trust
0.726% due 10/15/26 310 308
Series 2021-ARIA Class A
0.979% due 10/15/36 (USD 1 Month
LIBOR + 0.899%)(Ê)(Þ) 600 598
Series 2021-ARIA Class D
1.975% due 10/15/36 (USD 1 Month
LIBOR + 1.895%)(Ê)(Þ) 310 309
Series 2021-MFM1 Class A
0.850% due 01/15/34 (USD 1 Month
LIBOR + 0.700%)(Ê)(Þ) 440 439
Series 2021-XL2 Class A
0.789% due 10/15/36 (USD 1 Month
LIBOR + 0.689%)(Ê)(Þ) 310 308
Series 2021-XL2 Class D
1.497% due 10/15/36 (USD 1 Month
LIBOR + 1.397%)(Ê)(Þ) 310 304
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.255% due 12/15/37 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 385 385
Cantor Commercial Real Estate Co., LP
Series 2019-MF1 Class E
3.200% due 08/21/32 (USD 1 Month
LIBOR + 2.200%)(Ê)(Þ) 250 248
Citigroup Commercial Mortgage Trust
Series 2017-P8 Class A1
2.065% due 09/15/50 274 275
Series 2020-GC46 Class A1
1.846% due 02/15/53 139 141
Commercial Mortgage Trust
Series 2012-CR3 Class A3
2.822% due 10/15/45 875 883
Series 2012-CR3 Class ASB
2.372% due 10/15/45 31 31
Series 2013-CR11 Class ASB
3.660% due 10/10/46 110 113
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 487
Series 2014-CR20 Class ASB
3.305% due 11/10/47 174 180
Series 2015-CR22 Class ASB
3.144% due 03/10/48 149 154
Series 2015-LC23 Class ASB
3.598% due 10/10/48 40 42
Series 2020-CBM Class A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.896% due 02/10/37 (Þ) 310 317
CORE Mortgage Trust
Series 2019-CORE Class A
1.065% due 12/15/31 (USD 1 Month
LIBOR + 0.880%)(Ê)(Þ) 111 111
Cosmopolitan Hotel Trust
Series 2017-CSMO Class A
1.115% due 11/15/36 (USD 1 Month
LIBOR + 0.930%)(Ê)(Þ) 470 470
Credit Suisse Mortgage Trust
Series 2021-NQM6 Class A3
1.585% due 07/25/66 (~)(Ê)(Þ) 246 245
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 104 108
Series 2015-C3 Class ASB
3.448% due 08/15/48 125 130
Series 2016-C7 Class ASB
3.314% due 11/15/49 217 227
Series 2020-C19 Class A1
1.296% due 03/15/53 220 220
Extended Stay America Trust
Series 2021-ESH Class A
1.155% due 07/15/38 (USD 1 Month
LIBOR + 1.080%)(Ê)(Þ) 318 319
Fannie Mae
4.500% due 2025 51 53
2.000% due 2030 4,019 4,128
Fannie Mae Aces
Series 2013-M7 Class A2
2.280% due 12/27/22 842 855
Fannie Mae REMICS
Series 2007-73 Class A1
1.388% due 07/25/37 (USD 1 Month
LIBOR + 0.060%)(Ê) 11 11
Series 2012-111 Class UC
1.350% due 10/25/27 813 821
Series 2013-21 Class BA
1.000% due 03/25/23 86 86
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2016-KF15 Class A
1.902% due 02/25/23 (USD 1 Month
LIBOR + 0.670%)(Ê) 124 125
Freddie Mac REMICS
Series 2012-4083 Class DC
1.500% due 07/15/27 299 302
Series 2013-4182 Class UC
1.500% due 09/15/27 246 250
Series 2014-4315 Class CA
2.000% due 01/15/23 76 76
Freddie Mac STACR REMIC Trust
Series 2021-DNA5 Class M2
1.700% due 01/25/34 (SOFR 30 Day
Average + 1.650%)(Ê)(Þ) 250 251
Freddie Mac Structured Agency Credit
Risk Debt Notes

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
496 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (USD 1 Month
LIBOR + 1.850%)(Ê)(Þ) 171 172
Series 2020-DNA3 Class M2
3.171% due 06/25/50 (USD 1 Month
LIBOR + 3.000%)(Ê)(Þ) 161 161
Series 2020-DNA4 Class M2
3.908% due 08/25/50 (USD 1 Month
LIBOR + 3.750%)(Ê)(Þ) 124 125
Ginnie Mae REMICS
Series 2014-21 Class DA
2.000% due 04/16/26 383 391
Great Wolf Trust
Series 2019-WOLF Class A
1.196% due 12/15/36 (USD 1 Month
LIBOR + 1.034%)(Ê)(Þ) 410 410
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (USD 1 Month
LIBOR + 2.750%)(Ê)(Þ) 250 248
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C22 Class A4
3.801% due 09/15/47 525 559
Series 2014-C24 Class A2
2.940% due 11/15/47 26 27
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-C6 Class A3
3.507% due 05/15/45 727 733
Series 2014-C21 Class AS
3.997% due 08/15/47 300 318
Series 2014-C25 Class B
4.347% due 11/15/47 (~)(Ê) 115 120
Series 2017-JP5 Class ASB
3.549% due 03/15/50 395 419
Series 2019-MFP Class A
1.145% due 07/15/36 (USD 1 Month
LIBOR + 0.960%)(Ê)(Þ) 940 939
Series 2021-NYAH Class F
2.270% due 06/15/38 (USD 1 Month
LIBOR + 2.190%)(Ê)(Þ) 250 249
KKR Industrial Portfolio Trust
Series 2021-KDIP Class A
0.700% due 12/15/37 (USD 1 Month
LIBOR + 0.550%)(Ê)(Þ) 133 132
Legacy Mortgage Asset Trust
Series 2020-RPL1 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 231 239
MBRT Institutional Ownership
Series 2019-MBR Class H1
4.073% due 11/15/36 (USD 1 Month
LIBOR + 4.000%)(Ê)(Þ) 250 248
Mello Warehouse Securitization Trust
Series 2020-1 Class A
1.049% due 10/25/53 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 220 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5 Class A4
3.176% due 08/15/45 2,865 2,882
Series 2012-C6 Class A4
2.858% due 11/15/45 753 761
Series 2013-C12 Class ASB
3.824% due 10/15/46 139 142
Series 2016-C32 Class ASB
3.514% due 12/15/49 318 337
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4
3.244% due 03/15/45 142 142
Series 2021-L5 Class A1
0.785% due 04/15/26 432 427
Series 2021-L7 Class A1
0.881% due 08/15/26 1,245 1,235
MSG III Securitization Trust
Series 2021-1 Class D
1.386% due 06/25/54 (USD 1 Month
LIBOR + 1.300%)(Ê)(Þ) 250 250
Onslow Bay Financial LLC
Series 2020-EXP1 Class 2A1A
0.918% due 02/25/60 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 76 76
Series 2020-EXP3 Class 2A1A
1.106% due 01/25/60 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 85 85
PMT Credit Risk Transfer Trust
Series 2021-1R Class A
3.011% due 02/27/24 (USD 1 Month
LIBOR + 2.900%)(Ê)(Þ) 189 192
Premier Global Infrastructure Trust PLC
Series 2021-PORT Class A
0.584% due 10/15/36 (USD 1 Month
LIBOR + 0.484%)(Ê)(Þ) 250 248
Starwood Real Estate Income Trust
Series 2021-FLWR Class E
2.024% due 07/15/36 (USD 1 Month
LIBOR + 1.924%)(Ê)(Þ) 250 248
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 169 176
Series 2017-C41 Class A1
2.279% due 11/15/50 379 381
Series 2018-C43 Class A1
2.890% due 03/15/51 13 13
Series 2020-4 Class A1
3.000% due 07/25/50 (~)(Ê)(Þ) 297 301
Series 2020-C57 Class A1
0.903% due 08/15/53 169 168
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
3.337% due 06/15/46 686 710
Series 2014-C25 Class ASB
3.369% due 11/15/47 699 724

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 497
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
37,226
Municipal Bonds - 0.4%
Taxable Municipal Funding Trust
0.370% due 02/01/31 (~)(Ê)(Þ) 650 650
Taxable Municipal Funding Trust
Revenue Bonds
0.350% due 04/01/25 (~)(Ê)(Þ) 100 100
0.510% due 09/01/30 (~)(Ê)(Þ) 975 975
1,725
United States Government Agencies - 0.9%
Federal Farm Credit Banks Funding
Corp.
0.710% due 04/21/25 1,900 1,885
Federal Home Loan Banks
0.430% due 06/17/24 1,500 1,494
Tennessee Valley Authority
0.750% due 05/15/25 370 368
3,747
United States Government Treasuries - 7.3%
United States Treasury Notes
0.125% due 05/31/23 3,810 3,795
0.250% due 09/30/23 6,510 6,484
0.375% due 04/15/24 7,840 7,785
0.250% due 06/15/24 5,470 5,407
0.250% due 08/31/25 470 457
0.250% due 09/30/25 450 437
0.750% due 05/31/26 4,480 4,401
0.250% due 10/31/26 595 576
29,342
Total Long-Term Investments
(cost
$354,208
) 354,781
Short-Term Investments - 11.7%
America Movil SAB de CV
3.125% due 07/16/22 340 346
American Express Co.
2.750% due 05/20/22 890 900
2.500% due 08/01/22 1,500 1,520
Apple, Inc.
Series 5YR
2.500% due 02/09/22 620 623
Barclays Bank PLC
1.700% due 05/12/22 630 634
Citigroup, Inc.
2.700% due 10/27/22 1,185 1,209
Daimler Finance NA LLC
Series REGS
3.400% due 02/22/22 1,600 1,616
ERAC USA Finance LLC
2.600% due 12/01/21 (ç)(Þ) 415 415
Exxon Mobil Corp.
1.902% due 08/16/22 1,205 1,220
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae
4.500% due 12/01/21 — —
Ford Motor Credit Co. LLC
4.250% due 09/20/22 275 281
General Motors Financial Co., Inc.
4.200% due 11/06/21 (ç) 785 785
3.450% due 04/10/22 410 413
3.550% due 07/08/22 675 689
Jackson National Life Global Funding
3.300% due 02/01/22 (Þ) 795 801
Johnson & Johnson
2.250% due 03/03/22 1,100 1,106
Kinder Morgan Energy Partners, LP
3.950% due 09/01/22 450 459
Kroger Co. (The)
3.400% due 04/15/22 240 242
Kuwait Government International Bond
Series REGS
2.750% due 03/20/22 240 242
Lloyds Banking Group PLC
2.250% due 08/14/22 1,125 1,141
Mondelez International, Inc.
0.625% due 07/01/22 210 210
Novartis Capital Corp.
2.400% due 05/17/22 1,350 1,363
Pacific Gas and Electric Co.
1.750% due 06/16/22 460 459
Petroleos Mexicanos
Series WI
5.375% due 03/13/22 420 425
Procter & Gamble Co. (The)
2.150% due 08/11/22 1,200 1,217
Province of Ontario
2.200% due 10/03/22 1,300 1,322
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,165 1,177
Southern California Edison Co.
1.845% due 02/01/22 220 220
Sungard AS New Holdings III LLC Term
Loan
4.750% due 02/03/22 (USD 3 Month
LIBOR  + 3.750%)(Ê) 74 68
Tennessee Valley Authority Discount
Notes
0.040% due 11/17/21 (ž)(ç) 1,000 1,000
U.S. Cash Management Fund(@) 7,288,999(∞) 7,287
UniCredit SpA
6.572% due 01/14/22 (Þ) 480 485
Union Pacific Corp.
4.163% due 07/15/22 240 244

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
498 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Bills
Series WI
0.042% due 11/16/21 (ž)(ç) 1,000 1,000
United States Treasury Notes
1.875% due 01/31/22 14,300 14,365
0.125% due 10/31/22 940 940
Zions Bancorp NA
Series BKNT
3.350% due 03/04/22 870 876
Total Short-Term Investments
(cost $47,102) 47,300
Total Investments - 99.8%
(identified cost $401,310) 402,081
Other Assets and Liabilities,
Net - 0.2%
877
Net Assets - 100.0%
402,958

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 499
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
20.5%
7-Eleven, Inc. 01/27/21 250,000 99.94 250
248
ABN AMRO Bank NV 06/11/21 601,000 113.27 681
668
Abu Dhabi Government International Bond 05/20/21 440,000 100.86 444
440
AGL CLO 6, Ltd. 07/12/21 510,000 100.00 510
510
AIG Global Funding 06/29/20 545,000 99.96 545
546
Ammc Clo 23, Ltd. 10/13/21 230,000 100.00 230
230
Anglo American Capital PLC 05/20/21 540,000 107.43 580
574
AP Moller - Maersk A/S 05/07/21 635,000 107.24 681
676
Arbor Multifamily Mortgage Securities Trust 09/27/21 265,000 100.00 265
263
Arbor Multifamily Mortgage Securities Trust 09/27/21 345,000 103.00 355
353
Arbor Realty Commercial Real Estate, Ltd. 09/20/21 260,000 100.00 260
260
AREIT, Inc. 09/28/21 190,000 100.00 190
190
Athene Global Funding 05/21/21 715,000 100.00 715
719
Avenue of Americas 10/20/21 310,000 99.87 310
310
Avery Point VII CLO, Ltd. 07/26/21 484,205 100.05 484
484
Aviation Capital Group LLC 12/22/20 656,000 102.84 675
682
Avis Budget Rental Car Funding (AESOP) LLC 02/04/19 1,625,000 100.84 1,629
1,637
Avis Budget Rental Car Funding (AESOP) LLC 11/13/20 73,333 100.73 74
73
Avolon Holdings Funding, Ltd. 05/20/21 170,000 106.43 181
181
Balboa Bay Loan Funding, Ltd. 11/18/20 325,000 100.00 325
326
Banco Inbursa SA Institucion de Banca Multiple 07/13/20 537,000 102.55 551
567
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
Santander 04/06/21 645,000 102.90 664
663
Bayer US Finance II LLC 05/07/21 601,000 113.50 682
667
BBVA Bancomer SA 11/05/20 622,000 106.32 661
667
BDS, Ltd. 07/22/21 260,000 100.00 260
259
Bharti Airtel International Netherlands BV 06/03/20 552,000 102.52 566
578
BMW US Capital LLC 05/20/21 170,000 100.58 171
169
BNP Paribas SA 05/20/21 540,000 108.64 587
580
BNP Paribas SA 05/26/21 615,000 110.44 679
671
BPR Trust 09/10/21 250,000 100.00 250
250
BX Commercial Mortgage Trust 10/09/19 562,924 99.98 563
563
BX Commercial Mortgage Trust 11/09/20 547,261 99.41 544
547
BX Commercial Mortgage Trust 06/16/21 250,000 100.45 251
242
BX Commercial Mortgage Trust 06/30/21 240,000 103.55 249
243
BX Commercial Mortgage Trust 09/15/21 224,142 100.93 226
226
BX Trust 01/05/21 440,000 100.00 440
439
BX Trust 10/13/21 310,000 99.50 308
309
BX Trust 10/13/21 600,000 99.75 598
598
BX Trust 10/14/21 310,000 99.50 308
308
BX Trust 10/14/21 310,000 99.50 308
304
BXMT, Ltd. 04/09/21 330,000 100.00 330
330
Cabot Oil & Gas Corp. 05/20/21 400,000 107.97 432
428
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
385
Cantor Commercial Real Estate Co., LP 06/17/21 250,000 99.94 250
248
Cargill, Inc. 01/28/21 110,000 99.71 110
107
Carlyle Global Market Strategies CLO, Ltd. 07/26/21 279,151 100.00 279
280
CCG Receivables Trust 10/13/21 440,000 99.98 440
439
Cedar Funding V CLO, Ltd. 07/23/21 320,000 100.00 320
321
Cencosud SA 07/13/20 511,000 105.14 537
562
CIFC Funding, Ltd. 07/27/21 330,000 100.05 330
330
Commercial Mortgage Trust 01/30/20 310,000 102.71 318
317
CORE Mortgage Trust 03/01/19 110,855 98.03 109
111
Cosmopolitan Hotel Trust 09/11/20 470,000 96.97 456
470
Credicorp , Ltd. 06/07/21 679,000 100.18 680
692
Credit Agricole SA 08/20/20 590,000 109.02 643
639
Credit Agricole SA 05/20/21 340,000 98.75 336
332
Credit Agricole SA 08/10/21 675,000 101.91 688
682
Credit Suisse Mortgage Trust 09/27/21 246,041 100.00 246
245
Daimler Finance NA LLC 05/20/21 210,000 100.74 212
209
Danone SA 05/07/21 659,000 103.72 684
681
Danske Bank A/S 10/14/20 717,000 99.90 716
712
Danske Bank A/S 05/20/21 270,000 109.55 296
294

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
500 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Deutsche Telekom International Finance BV 05/07/21 664,000 103.24 686
683
Devon Energy Corp. 08/27/21 200,000 110.42 221
220
Diamond Resorts Owner Trust 04/12/21 283,330 100.00 283
282
Dryden 55 CLO, Ltd. 07/26/21 250,000 100.00 250
250
Enel Finance International NV 08/10/21 689,000 100.13 690
678
Eni SpA 08/10/20 622,000 105.32 655
657
EQT Corp. 09/07/21 140,000 102.91 144
141
ERAC USA Finance LLC 05/31/17 415,000 100.00 415
415
Extended Stay America Trust 06/24/21 318,344 100.00 318
319
Falabella SA 08/21/20 642,000 102.27 657
666
Freddie Mac STACR REMIC Trust 07/19/21 250,000 100.00 250
251
Freddie Mac Structured Agency Credit Risk Debt Notes 06/15/21 124,257 101.18 126
125
Freddie Mac Structured Agency Credit Risk Debt Notes 06/22/21 160,861 100.67 162
161
Freddie Mac Structured Agency Credit Risk Debt Notes 07/09/21 170,864 100.85 172
172
GA Global Funding Trust 01/08/21 285,000 99.90 285
285
GA Global Funding Trust 09/07/21 715,000 99.79 713
707
Georgia-Pacific LLC 05/20/21 170,000 98.43 167
166
Glencore Funding LLC 05/20/21 540,000 107.07 578
574
GoodGreen Trust 04/21/21 239,588 99.97 240
238
Great Lakes Kcap F3c Senior LLC 07/26/21 420,000 100.00 420
420
Great Wolf Trust 09/01/20 410,000 97.08 398
410
Great-West Lifeco U.S. Finance 2020, LP 05/20/21 260,000 99.13 258
254
Halsey Point CLO I, Ltd. 07/28/21 250,000 100.24 251
250
Hawaii Hotel Trust 06/17/21 250,000 100.15 250
248
Heineken NV 10/08/20 281,000 102.77 289
289
Hertz Vehicle Financing III, LP 06/24/21 250,000 99.95 250
249
Hertz Vehicle Financing LLC 06/24/21 310,000 99.99 310
309
Hertz Vehicle Financing LLC 06/24/21 450,000 99.99 450
448
HGI CRE CLO, Ltd. 09/17/21 260,000 100.00 260
260
Highmark, Inc. 05/05/21 520,000 99.88 519
512
Hilton Grand Vacations Trust 06/02/20 286,779 99.99 287
296
Hyundai Capital America 09/15/20 280,000 99.94 280
281
Hyundai Capital America 01/05/21 190,000 99.89 190
185
Hyundai Capital America 05/21/21 210,000 99.82 210
208
ICICI Bank, Ltd. 07/07/21 631,000 108.32 683
675
Intesa Sanpaolo SpA 05/20/21 540,000 103.23 557
556
Inversiones CMPC SA 04/06/21 638,000 104.41 666
660
Jackson National Life Global Funding 01/29/19 795,000 99.99 795
801
Jackson National Life Global Funding 06/23/20 650,000 106.05 689
690
JPMorgan Chase Bank NA 08/27/20 397,503 100.00 398
398
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
939
JPMorgan Chase Commercial Mortgage Securities Trust 10/21/21 250,000 99.75 249
249
KKR Industrial Portfolio Trust 01/12/21 132,797 100.00 133
132
Legacy Mortgage Asset Trust 10/06/21 231,030 104.06 240
239
Lukoil International Finance BV 10/02/19 635,000 103.08 655
663
Lukoil International Finance BV 10/19/21 290,000 100.00 290
290
Magnetite XIV-R, Ltd. 07/26/21 330,000 100.08 330
331
Magnetite XXVIII, Ltd. 09/10/20 435,000 100.00 435
435
MBRT Institutional Ownership 06/17/21 250,000 99.51 249
248
Meituan 03/08/21 675,000 100.25 677
651
Mello Warehouse Securitization Trust 10/21/20 220,000 100.00 220
221
Mercury Financial Credit Card Master Trust 06/17/21 250,000 100.58 251
248
Met Tower Global Funding 09/07/21 685,000 99.91 684
675
MF1 Multifamily Housing Mortgage Trust 09/10/21 260,000 100.00 260
260
Mondelez International, Inc. 11/09/20 642,000 103.77 666
663
MSG III Securitization Trust 06/17/21 250,000 100.00 250
250
National Securities Clearing Corp. 05/20/21 340,000 98.97 337
332
Nationwide Building Society 05/20/21 330,000 100.03 330
327
Navient Private Education Refi Loan Trust 01/28/21 258,482 102.16 264
263
Nestle Holdings, Inc. 01/14/20 1,761,000 103.82 1,823
1,851
Neuberger Berman CLO, Ltd. 01/27/21 275,000 100.00 275
276
New York Life Global Funding 05/20/21 230,000 100.12 230
229
Nissan Motor Acceptance Corp. 05/20/21 400,000 103.80 415
414
Nordea Bank Abp 05/21/21 270,000 99.27 268
264

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 501
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Northwestern Mutual Life Insurance Co. (The) 01/07/21 570,000 99.85 569
555
NTT Finance Corp. 02/24/21 550,000 100.00 550
542
OCP CLO, Ltd. 07/26/21 390,000 100.05 390
390
Octagon Investment Partners 47, Ltd. 09/02/21 250,000 100.30 251
251
Octagon Investment Partners XXI, Ltd. 02/18/21 150,000 100.00 150
150
Onslow Bay Financial LLC 02/14/20 76,063 100.00 76
76
Onslow Bay Financial LLC 09/18/20 84,518 100.00 85
85
Owl Rock CLO I, Ltd. 08/24/21 270,000 100.12 270
270
OZLM XII, Ltd. 07/26/21 88,246 100.03 88
88
Pacific Life Global Funding II 06/17/20 500,000 99.84 499
498
PFP, Ltd. 09/16/21 260,000 100.00 260
259
PMT Credit Risk Transfer Trust 06/14/21 189,423 100.73 191
192
POSCO 03/08/21 662,000 101.67 673
672
Premier Global Infrastructure Trust PLC 09/30/21 250,000 99.17 248
248
Principal Life Global Funding II 06/16/20 280,000 99.94 280
278
Prosus NV 07/07/21 240,000 100.00 240
233
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
1,061
Protective Life Global Funding 07/08/20 930,000 100.00 930
922
Qatar Petroleum 06/30/21 330,000 99.91 330
326
Radnor RE, Ltd. 06/18/21 250,000 100.00 250
248
Reckitt Benckiser Treasury Services PLC 06/22/17 1,165,000 99.99 1,165
1,177
Roche Holdings, Inc. 05/07/20 374,000 104.44 391
392
SABIC Capiral II BV 12/03/19 628,000 103.82 652
663
Sands China, Ltd. 09/09/21 200,000 99.79 200
189
Santander UK Group Holdings PLC 07/30/20 531,000 106.54 566
570
Saudi Arabian Oil Co. 04/06/20 560,000 100.27 561
581
Sealed Air Corp. 09/15/21 345,000 100.00 345
339
SK Hynix, Inc. 03/08/21 684,000 100.01 684
679
Skandinaviska Enskilda Banken AB 05/21/21 270,000 99.47 269
265
Sky, Ltd. 08/10/21 625,000 108.28 677
673
Societe Generale SA 06/02/20 642,000 103.91 667
688
SoFi Professional Loan Program Trust 05/14/20 87,223 99.98 87
89
Standard Chartered PLC 06/02/20 675,000 103.31 697
702
Standard Chartered PLC 05/21/21 280,000 100.72 282
279
Starwood Real Estate Income Trust 07/12/21 250,000 99.64 249
248
State Bank of India 06/03/20 385,000 104.82 404
416
Sumitomo Mitsui Financial Group, Inc. 06/08/21 626,000 108.28 678
671
Sumitomo Mitsui Trust Bank, Ltd. 03/18/21 520,000 99.95 520
518
Sura Asset Management SA 08/21/20 607,000 106.45 646
651
Symphony CLO XIX, Ltd. 09/09/20 410,000 98.94 406
410
Symphony CLO XXVI, Ltd. 02/05/21 250,000 100.00 250
250
Taxable Municipal Funding Trust 02/08/21 650,000 100.00 650
650
Taxable Municipal Funding Trust Revenue Bonds 08/17/20 975,000 100.00 975
975
Taxable Municipal Funding Trust Revenue Bonds 03/03/21 100,000 100.00 100
100
Tencent Holdings, Ltd. 11/09/20 610,000 107.87 658
649
Towd Point Mortgage Trust 07/01/19 111,185 101.36 113
114
Tryon Park CLO, Ltd. 07/26/21 239,228 100.03 239
239
TSMC Global, Ltd. 09/23/20 405,000 99.93 405
393
UBS Group AG 07/27/20 930,000 100.00 930
931
UBS Group AG 02/05/21 1,650,000 100.01 1,650
1,630
UBS Group AG 05/21/21 540,000 110.90 599
590
UBS Group AG 08/03/21 360,000 99.96 360
358
UniCredit SpA 05/21/21 480,000 101.16 486
485
UNIFY Auto Receivables Trust 03/18/21 600,000 100.00 600
599
United Airlines, Inc. 05/21/21 710,000 103.15 732
734
Verizon Communications, Inc. 09/16/21 334,000 100.67 336
329
Vontier Corp. 03/03/21 165,000 99.87 165
162
Voya CLO, Ltd. 07/23/21 570,000 100.04 570
571
Voya CLO, Ltd. 07/27/21 370,000 100.05 370
370
Wellfleet CLO, Ltd. 08/11/21 460,000 100.00 460
460
Wells Fargo Commercial Mortgage Trust 07/30/21 296,849 102.17 303
301
Wendy's Funding LLC 06/15/21 249,375 100.00 249
250
Wheels SPV 2 LLC 09/11/20 543,931 100.03 544
544
Whitebox CLO I, Ltd. 08/17/21 390,000 100.00 390 390

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
502 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
82,491
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 151 AUD 20,363 12/21
(1,066)
Canadian 10 Year Government Bond Futures 81 CAD 11,417 12/21
(281)
Eurodollar Futures 31 USD 7,683 12/22
(8)
Eurodollar Futures 26 USD 6,420 06/23
(31)
Eurodollar Futures 138 USD 33,988 12/23
(124)
United States 2 Year Treasury Note Futures 160 USD 35,081 12/21
(123)
United States 5 Year Treasury Note Futures 247 USD 30,072 12/21
(429)
United States 10 Year Treasury Note Futures 31 USD 4,052 12/21 (70)
Short Positions
Euro-Bund Futures 85 EUR 14,291 12/21
412
Long Gilt Futures 57 GBP 7,120 12/21
316
United States 2 Year Treasury Note Futures 35 USD 7,674 12/21
32
United States 5 Year Treasury Note Futures 219 USD 26,663 12/21
362
United States 10 Year Treasury Note Futures 8 USD 1,046 12/21
22
United States Treasury Ultra Bond Futures 23 USD 4,517 12/21 (13)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,001)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Eurodollar Mid-Curve Futures Citigroup Call 11 99.00 USD 2,723 11/12/21 —
Eurodollar Mid-Curve Futures Citigroup Put 11 99.00 USD 2,723 11/12/21 (14)
United States 5 Year Treasury Note
Futures Goldman Sachs Call 7 122.00 USD 854 11/26/21 (2)
United States 5 Year Treasury Note
Futures JPMorgan Chase Call 21 122.25 USD 2,567 11/26/21 (4)
Total Liability for Options Written (premiums received $13) (20)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 56 AUD 78
12/09/21
3
Bank of America USD 163 AUD 216
12/09/21
(1)
Bank of America USD 83 NOK 687
12/09/21
(1)
Bank of America USD 1,810 NOK 15,828
12/09/21
63

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 503
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 5,226 USD 3,873
12/09/21
(59)
Bank of America NOK 33,400 USD 3,862
12/09/21
(91)
Citigroup USD 463 GBP 335
12/09/21
(5)
Citigroup USD 678 GBP 491
12/09/21
(6)
Citigroup USD 2,367 JPY 264,733
12/09/21
(43)
Citigroup USD 1,760 NZD 2,475
12/09/21
13
Citigroup GBP 500 USD 672
12/09/21
(13)
Citigroup JPY 149,305 USD 1,317
12/09/21
7
Citigroup NZD 44 USD 30
12/09/21
(1)
Citigroup NZD 81 USD 59
12/09/21
—
JPMorgan Chase USD 8,266 JPY 911,400
12/15/21
(266)
JPMorgan Chase USD 2,193 NOK 19,067
12/15/21
63
JPMorgan Chase SEK 18,200 USD 2,117
12/15/21
(4)
Royal Bank of Canada USD 5,533 CAD 6,965
12/09/21
94
Royal Bank of Canada USD 2,194 NOK 19,067
12/15/21
63
Royal Bank of Canada CAD 74 USD 58
12/09/21
(2)
Royal Bank of Canada CAD 220 USD 178
12/09/21
1
Royal Bank of Canada SEK 18,200 USD 2,116
12/15/21
(4)
Standard Chartered USD 2,192 NOK 19,067
12/15/21
64
Standard Chartered SEK 18,200 USD 2,116
12/15/21
(4)
State Street USD 677 EUR 579
12/09/21
(7)
State Street USD 696 EUR 586
12/09/21
(18)
State Street USD 39 SEK 329
12/09/21
—
State Street EUR 3 USD 4
12/09/21
—
State Street SEK 14,818 USD 1,688
12/09/21
(38)
UBS USD 9 CHF 9
12/09/21
—
UBS USD 99 CHF 90
12/09/21
—
UBS CHF 5,057 USD 5,531
12/09/21
2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (190)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 25,134 $ —
$ —
$ 25,134 6.3
Corporate Bonds and Notes — 167,090 —
—
167,090 41.5
International Debt — 90,427 —
—
90,427 22.4
Loan Agreements — 90 —
—
90 —
*
Mortgage-Backed Securities — 36,916 310
—
37,226 9.3
Municipal Bonds — 1,725 —
—
1,725 0.4
United States Government Agencies — 3,747 —
—
3,747 0.9
United States Government Treasuries — 29,342 —
—
29,342 7.3
Short-Term Investments — 40,013 — 7,287 47,300 11.7
Total Investments — 394,484 310 7,287 402,081 99.8

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
504 Short Duration Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Assets
Futures Contracts 1,144 — — — 1,144 0.3
Foreign Currency Exchange Contracts — 373 — — 373 0.1
A
Liabilities
Futures Contracts (2,145) — — — (2,145) (0.5)
Options Written (20) — — — (20) (—)
*
Foreign Currency Exchange Contracts — (563) — — (563) (0.1)
Total Other Financial Instruments
**
$ (1,021) $ (190) $ — $ — $ (1,211)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
1,652
Bermuda .................................................................................
248
Brazil ......................................................................................
1,149
Canada ....................................................................................
16,179
Cayman Islands .......................................................................
9,089
Chile .......................................................................................
2,540
China ......................................................................................
1,566
Colombia .................................................................................
1,215
Denmark .................................................................................
1,682
Finland ...................................................................................
264
France .....................................................................................
6,760
Germany .................................................................................
4,602
India .......................................................................................
1,669
Ireland ....................................................................................
1,343
Israel .......................................................................................
566
Italy ........................................................................................
2,376

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 505
Amounts in thousands
Country Exposure
Fair Value
$
Japan ......................................................................................
5,508
Kuwait ....................................................................................
241
Mexico ....................................................................................
2,667
Netherlands ............................................................................
4,009
Norway ....................................................................................
4,279
Peru ........................................................................................
692
Qatar .......................................................................................
786
Russia .....................................................................................
663
Saudi Arabia ...........................................................................
1,244
South Africa ............................................................................
574
South Korea ............................................................................
1,351
Spain .......................................................................................
1,093
Sweden ....................................................................................
265
Switzerland .............................................................................
7,205
Taiwan .....................................................................................
393
United Arab Emirates .............................................................
440
United Kingdom ......................................................................
14,868
United States ...........................................................................
302,903
Total Investments .................................................................... 402,081

See accompanying notes which are an integral part of the financial statements.
506 Short Duration Bond Fund
Russell Investment Company
Short Duration Bond Fund
Fair Value of Derivative Instruments — October 31, 2021
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 373 $ —
Variation margin on futures contracts* — 1,144
Total
$ 373 $ 1,144
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 2,145
Unrealized depreciation on foreign currency exchange contracts 563 —
Options written, at fair value — 20
Total
$ 563 $ 2,165
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (275)
Options written — — 16
Credit default swap contracts 687 — —
Foreign currency exchange contracts — 859 —
Total
$ 687 $ 859 $ (259)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (1,039)
Options written — — (7)
Credit default swap contracts (491) — —
Foreign currency exchange contracts — (304) —
Total
$ (491) $ (304) $ (1,046)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 507
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 373 $ — $ 373
Total Financial and Derivative Assets
373 — 373
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 373 $ — $ 373
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 65 $ 65 $ — $ —
Citigroup
20 20 — —
JPMorgan Chase
63 63 — —
Royal Bank of Canada
158 6 — 152
Standard Chartered
64 4 — 60
UBS
3 — — 3
Total
$ 373 $ 158 $ — $ 215

Russell Investment Company
Short Duration Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
508 Short Duration Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 563 $ — $ 563
Options Written Contracts Options written, at fair value 20 — 20
Total Financial and Derivative Liabilities
583 — 583
Financial and Derivative Liabilities not subject to a netting agreement
(20) — (20)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 563 $ — $ 563
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 152 $ 65 $ — $ 87
Citigroup 68 20 — 48
JPMorgan Chase 270 63 — 207
Royal Bank of Canada 6 6 — —
Standard Chartered 4 4 — —
State Street 63 — — 63
Total
$ 563 $ 158 $ — $ 405
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 509
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 401,310
Investments, at fair value(>) ...........................................................................................................................................................
402,081
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 373
Receivables:
Dividends and interest ....................................................................................................................................................... 1,887
Investments sold ................................................................................................................................................................ 226
Fund shares sold ................................................................................................................................................................ 267
From broker(a) ................................................................................................................................................................... 2,218
Total assets .................................................................................................................................................
407,052
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 131
Investments purchased ...................................................................................................................................................... 1,884
Fund shares redeemed ....................................................................................................................................................... 207
Accrued fees to affiliates .................................................................................................................................................... 162
Other accrued expenses ..................................................................................................................................................... 129
Variation margin on futures contracts ................................................................................................................................. 998
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 563
Options written, at fair value(x) ...................................................................................................................................................... 20
Total liabilities .............................................................................................................................................
4,094
Net Assets ............................................................................................................................................................
$ 402,958

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
510 Short Duration Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 3,842
Shares of beneficial interest ...........................................................................................................................................................
206
Additional paid-in capital ..............................................................................................................................................................
398,910
Net Assets ............................................................................................................................................................
$ 402,958
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 19.56
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 20.32
Class A — Net assets ............................................................................................................................................................. $ 13,719,992
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 701,475
Net asset value per share: Class C(#) ............................................................................................................................................. $ 19.31
Class C — Net assets ............................................................................................................................................................. $ 19,620,830
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,016,213
Net asset value per share: Class M(#) ............................................................................................................................................ $ 19.59
Class M — Net assets ............................................................................................................................................................ $ 18,908,847
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 965,461
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 19.61
Class R6 — Net assets ........................................................................................................................................................... $ 176,833
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 9,017
Net asset value per share: Class S(#) .............................................................................................................................................. $ 19.58
Class S — Net assets ............................................................................................................................................................. $ 221,212,832
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 11,299,741
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 19.59
Class Y — Net assets ............................................................................................................................................................. $ 129,318,716
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 6,602,190
Amounts in thousands
(x)     Premiums received on options written $ 13
(>)     Investments in affiliates, U.S. Cash Management Fund $ 7,287
(a)     Receivable from Broker for Futures $ 2,218
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 511
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 14
Interest .............................................................................................................................................................................. 6,493
Total investment income ...............................................................................................................................................................
6,507
Expenses
Advisory fees .................................................................................................................................................................... 1,913
Administrative fees ........................................................................................................................................................... 205
Custodian fees ................................................................................................................................................................... 136
Distribution fees - Class A ................................................................................................................................................ 40
Distribution fees - Class C ................................................................................................................................................ 168
Transfer agent fees - Class A ............................................................................................................................................ 32
Transfer agent fees - Class C ............................................................................................................................................. 45
Transfer agent fees - Class M ............................................................................................................................................ 36
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 467
Transfer agent fees - Class Y ............................................................................................................................................ 6
Professional fees ............................................................................................................................................................... 151
Registration fees ............................................................................................................................................................... 98
Shareholder servicing fees - Class C ................................................................................................................................. 56
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ...................................................................................................................................................................... 32
Proxy fees ......................................................................................................................................................................... 19
Miscellaneous ................................................................................................................................................................... 15
Expenses before reductions .............................................................................................................................................. 3,436
Expense reductions ........................................................................................................................................................... (970)
Net expenses .................................................................................................................................................................................
2,466
Net investment income (loss) ........................................................................................................................................................
4,041
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 3,722
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (275)
Options written ................................................................................................................................................................. 16
Foreign currency exchange contracts ................................................................................................................................ 859
Credit default swap contracts ............................................................................................................................................ 687
Foreign currency-related transactions ............................................................................................................................... 53
Net realized gain (loss) ..................................................................................................................................................................
5,061
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... (6,192)
Investments in affiliated funds .......................................................................................................................................... 2
Futures contracts .............................................................................................................................................................. (1,039)
Options written ................................................................................................................................................................. (7)
Foreign currency exchange contracts ................................................................................................................................ (304)
Credit default swap contracts ............................................................................................................................................ (491)
Foreign currency-related transactions ............................................................................................................................... 2
Net change in unrealized appreciation (depreciation) ................................................................................................................... (8,029)
Net realized and unrealized gain (loss) ......................................................................................................................................... (2,968)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 1,073
**      Less than $500.

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
512 Short Duration Bond Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,041 $ 7,332
Net realized gain (loss) ...................................................................................................................... 5,061 7,131
Net change in unrealized appreciation (depreciation) ....................................................................... (8,029) 2,679
Net increase (decrease) in net assets from operations ............................................................................. 1,073 17,142
Distributions
To shareholders
Class A .......................................................................................................................................... (161) (284)
Class C .......................................................................................................................................... (118) (298)
Class E(1) ...................................................................................................................................... — (24)
Class M ......................................................................................................................................... (208) (355)
Class R6 ........................................................................................................................................ (6) (10)
Class S ........................................................................................................................................... (2,789) (5,604)
Class Y .......................................................................................................................................... (1,717) (3,334)
Net decrease in net assets from distributions .......................................................................................... (4,999) (9,909)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (29,966) (91,070)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(33,892) (83,837)
Net Assets
Beginning of period .................................................................................................................................
436,850 520,687
End of period ..........................................................................................................................................
$ 402,958 $ 436,850

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 513
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 206 $ 4,068 549 $ 10,655
Proceeds from reinvestment of distributions 8 159 15 281
Payments for shares redeemed (414) (8,176) (212) (4,110)
Net increase (decrease)
(200) (3,949) 352 6,826
Class C
Proceeds from shares sold 159 3,117 426 8,212
Proceeds from reinvestment of distributions 6 118 15 295
Payments for shares redeemed (384) (7,516) (406) (7,813)
Net increase (decrease)
(219) (4,281) 35 694
Class E(1)
Proceeds from shares sold — — 1 15
Proceeds from reinvestment of distributions — — 1 24
Payments for shares redeemed — — (76) (1,491)
Net increase (decrease)
— — (74) (1,452)
Class M
Proceeds from shares sold 476 9,409 1,458 28,300
Proceeds from reinvestment of distributions 10 208 18 355
Payments for shares redeemed (232) (4,590) (1,936) (37,715)
Net increase (decrease)
254 5,027 (460) (9,060)
Class R6
Proceeds from shares sold 12 241 15 285
Proceeds from reinvestment of distributions — ** 6 — ** 10
Payments for shares redeemed (27) (532) (1) (19)
Net increase (decrease)
(15) (285) 14 276
Class S
Proceeds from shares sold 3,469 68,510 4,207 82,113
Proceeds from reinvestment of distributions 136 2,691 278 5,394
Payments for shares redeemed (4,551) (89,921) (8,316) (161,398)
Net increase (decrease)
(946) (18,720) (3,831) (73,891)
Class Y
Proceeds from shares sold 417 8,250 314 6,177
Proceeds from reinvestment of distributions 87 1,717 172 3,333
Payments for shares redeemed (898) (17,725) (1,242) (23,973)
Net increase (decrease)
(394) (7,758) (756) (14,463)
Total increase (decrease)
(1,520) $ (29,966) (4,720) $ (91,070)
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
** Less than 500 shares.

Russell Investment Company
Short Duration Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
514 Short Duration Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2021 19.74 .15 (.15) — (f) (.18) (.18)
October 31, 2020 19.39 .29 .46 .75 (.40) (.40)
October 31, 2019 18.91 .40 .50 .90 (.42) (.42)
October 31, 2018 19.15 .35 (.26) .09 (.33) (.33)
October 31, 2017 19.26 .25 (.12) .13 (.24) (.24)
Class C
October 31, 2021 19.55 ( — )(f) (.14) (.14) (.10) (.10)
October 31, 2020 19.21 .14 .46 .60 (.26) (.26)
October 31, 2019 18.73 .25 .51 .76 (.28) (.28)
October 31, 2018 18.99 .21 (.27) (.06) (.20) (.20)
October 31, 2017 19.10 .10 (.11) (.01) (.10) (.10)
Class M
October 31, 2021 19.77 .20 (.14) .06 (.24) (.24)
October 31, 2020 19.42 .35 .46 .81 (.46) (.46)
October 31, 2019 18.94 .45 .51 .96 (.48) (.48)
October 31, 2018 19.17 .41 (.26) .15 (.38) (.38)
October 31, 2017(3) 19.11 .24 (.03) .21 (.15) (.15)
Class R6
October 31, 2021 19.80 .20 (.15) .05 (.24) (.24)
October 31, 2020 19.44 .35 .47 .82 (.46) (.46)
October 31, 2019 18.96 .45 .51 .96 (.48) (.48)
October 31, 2018 19.20 .42 (.28) .14 (.38) (.38)
October 31, 2017 19.30 .31 (.11) .20 (.30) (.30)
Class S
October 31, 2021 19.76 .19 (.14) .05 (.23) (.23)
October 31, 2020 19.41 .34 .46 .80 (.45) (.45)
October 31, 2019 18.93 .44 .51 .95 (.47) (.47)
October 31, 2018 19.16 .40 (.26) .14 (.37) (.37)
October 31, 2017 19.27 .30 (.12) .18 (.29) (.29)
Class Y
October 31, 2021 19.77 .21 (.14) .07 (.25) (.25)
October 31, 2020 19.42 .35 .47 .82 (.47) (.47)
October 31, 2019 18.93 .46 .51 .97 (.48) (.48)
October 31, 2018 19.17 .42 (.28) .14 (.38) (.38)
October 31, 2017 19.28 .32 (.13) .19 (.30) (.30)

See accompanying notes which are an integral part of the financial statements.
Short Duration Bond Fund 515
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
19.56 .01 13,720 1.06 .80 .75 109
19.74 3.93 17,805 1.06 .82 1.47 116
19.39 4.82 10,661 1.06 .86 2.08 99
18.91 .45 16,997 1.04 .84 1.87 122
19.15 .68 20,303 1.03 .83 1.31 156
19.31 (.74) 19,621 1.81 1.55 (.01) 109
19.55 3.15 24,160 1.81 1.57 .74 116
19.21 4.09 23,058 1.81 1.61 1.31 99
18.73 (.34) 26,975 1.79 1.59 1.11 122
18.99 (.06) 35,838 1.78 1.58 .55 156
19.59 .31 18,909 .81 .50 1.01 109
19.77 4.24 14,069 .81 .52 1.80 116
19.42 5.14 22,751 .81 .56 2.35 99
18.94 .78 20,030 .79 .54 2.18 122
19.17 1.09 15,084 .79 .53 2.07 156
19.61 .26 177 .66 .50 1.03 109
19.80 4.29 466 .66 .52 1.78 116
19.44 5.13 181 .66 .56 2.36 99
18.96 .73 214 .64 .54 2.21 122
19.20 1.04 107 .63 .53 1.62 156
19.58 .26 221,213 .81 .55 .99 109
19.76 4.19 242,018 .81 .57 1.74 116
19.41 5.09 312,047 .81 .61 2.31 99
18.93 .73 387,636 .79 .59 2.12 122
19.16 .93 463,696 .78 .58 1.56 156
19.59 .33 129,318 .61 .47 1.06 109
19.77 4.27 138,332 .61 .49 1.82 116
19.42 5.22 150,550 .61 .53 2.38 99
18.93 .75 156,012 .59 .51 2.19 122
19.17 1.01 179,765 .58 .50 1.64 156

Russell Investment Company
Short Duration Bond Fund
See accompanying notes which are an integral part of the financial statements.
516 Short Duration Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 105,599
Administration fees 16,565
Distribution fees 15,615
Shareholder servicing fees 4,228
Transfer agent fees 18,444
Trustee fees 1,274
$ 161,725
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 36,361 $ 337,346 $ 366,421 $ (1) $ 2 $ 7,287 $ 14 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 401,580,487 $ 5,643,963 $ (6,490,682) $ (846,719) $ 3,679,728 $ 993,304
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 4,998,804 $ — $ — $ 9,908,509 $ — $ —
Total distributable earnings (losses)
$ (2)
Additional paid-in capital
2

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
518 Tax-Exempt High Yield Bond Fund
Tax-Exempt High Yield Bond Fund
-
Class A
‡
Total
Return
1 Year 4 .35%
5 Years 4 .03%§
Inception* 4 .79%§
Tax-Exempt High Yield Bond Fund
-
Class C
Total
Return
1 Year 7 .59%
5 Years 4 .05%§
Inception* 4 .65%§
Tax-Exempt High Yield Bond Fund
-
Class M
‡‡
Total
Return
1 Year 8 .81%
5 Years 5 .17%§
Inception* 5 .76%§
Tax-Exempt High Yield Bond Fund
-
Class S
Total
Return
1 Year 8 .80%
5 Years 5 .09%§
Inception* 5 .70%§
60% Bloomberg U.S. Municipal High Yield Index / 40%
Bloomberg Municipal Bond Index**
Total
Return
1 Year 7.40%
5 Years 5.09%§
Inception* 5.09%§

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Tax-Exempt High Yield Bond Fund 519
The Tax-Exempt High Yield Bond Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2021, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide a high level of current income that is exempt from federal tax, and as a secondary objective, total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class M and Class S Shares gained
8.45%, 7.59%, 8.81% and 8.80%, respectively. This is compared to the Fund’s benchmark, the 60% Bloomberg Municipal
High Yield Index / 40% Bloomberg Municipal Bond Index,
which gained 7.40% during the same fiscal year. The Fund’s
performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
High Yield Muni Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 7.98%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
During the fiscal year, relaxed central bank monetary policy, fiscal stimulus, and the introduction of COVID-19 vaccines
impacted the municipal bond markets positively. The municipal markets saw strong demand and inflows throughout calendar
2021. Political considerations such as the potential repeal of the state and local tax (SALT) cap and proposed higher tax rates from the Biden administration, drove municipal demand as investors searched for assets with more favorable tax treatments.
Municipal markets also benefited from continued government
support related to the pandemic crisis. The U.S. Federal Reserve
Bank maintained an accommodative stance, holding its overnight policy rate at zero and maintaining the level of its quantitative easing (QE) asset purchase program. Although, the asset purchase program did not include direct purchases of municipal bonds. In
March 2021, the U.S. Congress passed the American Rescue
Plan which provided $350 billion to state and local governments.
The additional stimulus coupled with strong tax revenues as
the economy reopened improved the credit fundamentals of
municipal bond issuers, and aided lower-quality municipal bond outperformance. For the fiscal year, the Bloomberg Municipal
Bond Index returned 2.64%, with its component GO (General
Obligation) Bond Index returning 1.84% and its Revenue Bond
Index returning 3.21%. The Bloomberg Municipal Bond: High
Yield (non-Investment Grade) Index returned 10.71% during the fiscal year.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund’s benchmark relative asset allocation had a positive impact on the Fund’s relative performance over the fiscal year.
Given that risk rallied throughout the period, an overweight to the revenue sector as well as BBB-rated bonds was additive, while an underweight to the sub-investment grade quality cohort detracted.
Within the revenue sector, an overweight to education, special tax, and power was positive. At the state level, an underweight to New
York and overweights to Puerto Rico and Illinois were beneficial.
A general long duration position was negative for performance as rates increased across the curve during the fiscal year.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
MacKay Shields LLC (“MacKay”) outperformed the Fund’s
benchmark during the fiscal year. Overweights to hospitals,
education, Illinois, Puerto Rico, BBB-rated bonds, and non-rated bonds were additive during the fiscal year as municipal markets recovered over the year. An overall long duration position was a detractor.
Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
outperformed the Fund’s benchmark during the fiscal year.
Sector and state selection, particularly in Illinois, Chicago, and
California, contributed positively to performance. Overweights to BBB-rated bonds, sub-investment grade bonds, and non-rated bonds were additive as credit markets recovered.
During the fiscal year, both MacKay and Goldman Sachs used
interest rate futures to hedge the long duration exposures that resulted from their cash bond strategies. This added to both money managers’ performance, given that the municipal yield
curve shifted up across all maturities during the fiscal year.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
520 Tax-Exempt High Yield Bond Fund
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Goldman Sachs Asset Management, L.P. Sector Specialist
MacKay Shields LLC Sector Specialist
* Assumes initial investment on June 1, 2015.
** The 60% Bloomberg Municipal High Yield Index / 40% Bloomberg Municipal Bond Index is a custom blend of 60% Bloomberg Municipal High Yield Bond
Index / 40% Bloomberg Municipal Bond Index, created and maintained by Bloomberg.
‡ The performance has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Tax-Exempt High Yield Bond Fund 521
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,009.20 $ 1,020.67
Expenses Paid During Period* $ 4.56 $ 4.58
* Expenses are equal to the Fund's annualized expense ratio of 0.90%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,005.80 $ 1,016.89
Expenses Paid During Period* $ 8.34 $ 8.39
* Expenses are equal to the Fund's annualized expense ratio of 1.65%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,011.00 $ 1,022.43
Expenses Paid During Period* $ 2.79 $ 2.80
* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
522 Tax-Exempt High Yield Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,011.50 $ 1,022.08
Expenses Paid During Period* $ 3.14 $ 3.16
* Expenses are equal to the Fund's annualized expense ratio of 0.62%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 523
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.1%
Alabama - 1.1%
Alabama Industrial Development Authority Revenue Bonds
(~)(Ê) 500 6.450 12/01/23 501
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 150 8.000 07/01/28 155
Central Etowah County Solid Waste Disposal Authority Revenue Bonds
(Þ) 385 6.000 07/01/45 394
County of Jefferson Sewer Revenue Bonds
500 6.000 10/01/42 571
County of Jefferson Sewer Revenue Bonds
(µ) 225 6.750 10/01/46 232
County of Jefferson Sewer Revenue Bonds
1,220 7.000 10/01/51 1,416
County of Jefferson Sewer Revenue Bonds
(µ) 3,345 5.500 10/01/53 3,702
County of Jefferson Sewer Revenue Bonds
3,095 6.500 10/01/53 3,563
Homewood Educational Building Authority Revenue Bonds
2,500 4.000 12/01/38 2,858
Hoover Industrial Development Board Revenue Bonds
1,150 5.750 10/01/49 1,358
Hoover Industrial Development Board Revenue Bonds
(~)(æ)(Ê) 1,000 6.375 11/01/50 1,259
Houston County Health Care Authority Revenue Bonds
500 5.000 10/01/30 570
Montgomery Educational Building Authority Revenue Bonds
820 5.000 10/01/36 885
Tuscaloosa County Industrial Development Authority Revenue Bonds
(Þ) 929 4.500 05/01/32 992
18,456
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds
2,000 4.000 10/01/49 2,219
City of Valdez Revenue Bonds
(~)(Ê) 1,300 0.150 05/01/31 1,300
Northern Tobacco Securitization Corp. Revenue Bonds
200 4.000 06/01/50 222
Northern Tobacco Securitization Corp. Revenue Bonds
450 Zero coupon 06/01/66 73
3,814
American Samoa - 0.0%
American Samoa Economic Development Authority Revenue Bonds
(Þ) 120 3.720 09/01/27 121
American Samoa Economic Development Authority Revenue Bonds
(Þ) 100 5.000 09/01/38 122
243
Arizona - 1.6%
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 5,130 1.770 01/01/37 5,081
Arizona Industrial Development Authority Revenue Bonds
(Þ) 500 5.000 06/01/31 582
Arizona Industrial Development Authority Revenue Bonds
(Þ) 1,500 6.000 07/01/37 1,806
Arizona Industrial Development Authority Revenue Bonds
(Þ) 920 5.000 12/15/40 1,050
Arizona Industrial Development Authority Revenue Bonds
400 4.000 07/01/41 450
Arizona Industrial Development Authority Revenue Bonds
(Þ) 25 4.000 12/15/41 27
Arizona Industrial Development Authority Revenue Bonds
110 5.000 01/01/43 109
Arizona Industrial Development Authority Revenue Bonds
200 5.000 05/01/43 209
Arizona Industrial Development Authority Revenue Bonds
125 4.000 11/01/45 142
Arizona Industrial Development Authority Revenue Bonds
1,000 3.000 07/01/46 1,028
Arizona Industrial Development Authority Revenue Bonds
3,000 4.000 11/01/46 3,434
Arizona Industrial Development Authority Revenue Bonds
35 4.000 07/01/47 39
Arizona Industrial Development Authority Revenue Bonds
330 5.000 05/01/48 343
Arizona Industrial Development Authority Revenue Bonds
250 4.500 01/01/49 238
Arizona Industrial Development Authority Revenue Bonds
225 5.000 01/01/49 204
Arizona Industrial Development Authority Revenue Bonds
100 4.000 11/01/49 110
Arizona Industrial Development Authority Revenue Bonds
300 4.000 02/01/50 344
Arizona Industrial Development Authority Revenue Bonds
150 4.000 11/01/50 169
Arizona Industrial Development Authority Revenue Bonds
100 5.000 05/01/51 104
Arizona Industrial Development Authority Revenue Bonds
2,160 4.000 07/01/51 2,275
Arizona Industrial Development Authority Revenue Bonds
(Þ) 30 4.000 07/15/51 32

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
524 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds
(Þ) 50 4.000 12/15/51 53
Arizona Industrial Development Authority Revenue Bonds
(Þ) 700 5.000 07/15/53 787
Arizona Industrial Development Authority Revenue Bonds
125 5.000 01/01/54 128
Arizona Industrial Development Authority Revenue Bonds
50 5.125 01/01/54 46
Arizona Industrial Development Authority Revenue Bonds
(Þ) 30 4.000 07/15/56 32
Arizona Industrial Development Authority Revenue Bonds
(µ) 500 5.000 06/01/58 598
Arizona Industrial Development Authority Revenue Bonds
500 4.000 07/01/61 532
City of Phoenix Industrial Development Authority Revenue Bonds
800 5.000 07/01/35 886
City of Phoenix Industrial Development Authority Revenue Bonds
1,000 5.000 07/01/44 1,179
Estrella Mountain Ranch Community Facilities District Special Assessment
25 3.500 07/01/29 26
Estrella Mountain Ranch Community Facilities District Special Assessment
25 4.100 07/01/34 26
Estrella Mountain Ranch Community Facilities District Special Assessment
105 4.750 07/01/43 110
Glendale Industrial Development Authority Revenue Bonds
715 5.000 05/15/41 809
Glendale Industrial Development Authority Revenue Bonds
400 5.000 05/15/56 447
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 250 6.000 08/01/28 175
La Paz County Industrial Development Authority Revenue Bonds
(Þ) 1,000 6.250 08/01/40 700
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 115 5.250 10/01/40 127
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000 07/01/50 58
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 115 5.500 10/01/51 127
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 50 5.000 07/01/54 58
Pima County Industrial Development Authority Revenue Bonds
250 4.500 06/01/30 255
Pima County Industrial Development Authority Revenue Bonds
(Þ) 25 5.500 05/01/40 26
Pima County Industrial Development Authority Revenue Bonds
(Þ) 50 5.750 05/01/50 53
Salt Verde Financial Corp. Revenue Bonds
200 5.000 12/01/37 274
Tempe Industrial Development Authority Revenue Bonds
80 5.000 12/01/50 89
Tempe Industrial Development Authority Revenue Bonds
100 5.000 12/01/54 111
25,488
Arkansas - 0.7%
Arkansas Development Finance Authority Revenue Bonds
300 3.500 07/01/38 304
Arkansas Development Finance Authority Revenue Bonds
50 4.250 07/01/41 54
Arkansas Development Finance Authority Revenue Bonds
2,000 4.000 02/01/42 2,242
Arkansas Development Finance Authority Revenue Bonds
900 3.500 07/01/46 894
Arkansas Development Finance Authority Revenue Bonds
(Þ) 1,000 4.500 09/01/49 1,088
Arkansas Development Finance Authority Revenue Bonds
(Þ) 3,500 4.750 09/01/49 3,894
Arkansas Development Finance Authority Revenue Bonds
75 4.000 07/01/52 79
Arkansas River Power Authority Revenue Bonds
1,680 5.000 10/01/33 2,001
10,556
California - 9.9%
Alhambra Unified School District General Obligation Unlimited
(µ) 1,150 4.220 08/01/37 820
Bay Area Toll Authority Revenue Bonds
150 3.000 04/01/54 156
California Community Housing Agency Revenue Bonds
(Þ) 1,000 5.000 08/01/50 1,115
California Community Housing Agency Revenue Bonds
(Þ) 1,400 4.000 02/01/56 1,476
California Community Housing Agency Revenue Bonds
(Þ) 600 3.000 08/01/56 556
California County Tobacco Securitization Agency Revenue Bonds
50 4.000 06/01/49 57
California County Tobacco Securitization Agency Revenue Bonds
195 5.000 06/01/49 233
California County Tobacco Securitization Agency Revenue Bonds
800 4.072 06/01/55 205
California County Tobacco Securitization Agency Revenue Bonds
680 4.904 06/01/55 130
California County Tobacco Securitization Agency Revenue Bonds
4,500 7.296 06/01/55 561
California Enterprise Development Authority Revenue Bonds
35 5.000 08/01/50 42

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 525
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Enterprise Development Authority Revenue Bonds
50 5.000 08/01/55 60
California Enterprise Development Authority Revenue Bonds
25 5.000 08/01/57 30
California Enterprise Development Authority Revenue Bonds
(Þ) 250 4.000 06/01/61 272
California Health Facilities Financing Authority Revenue Bonds
(Þ) 250 5.000 11/15/36 290
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 02/01/42 1,196
California Infrastructure & Economic Development Bank Revenue Bonds
(Þ) 835 4.125 01/01/35 878
California Municipal Finance Authority Revenue Bonds
1,500 4.000 07/15/29 1,688
California Municipal Finance Authority Revenue Bonds
340 5.000 10/01/33 413
California Municipal Finance Authority Revenue Bonds
225 5.000 10/01/35 272
California Municipal Finance Authority Revenue Bonds
(Þ) 1,500 5.000 11/01/36 1,735
California Municipal Finance Authority Revenue Bonds
650 5.000 12/31/37 776
California Municipal Finance Authority Revenue Bonds
500 5.000 12/31/38 597
California Municipal Finance Authority Revenue Bonds
1,130 5.000 10/01/39 1,297
California Municipal Finance Authority Revenue Bonds
1,000 4.250 02/01/40 1,085
California Municipal Finance Authority Revenue Bonds
(Þ) 1,000 5.375 11/01/40 1,138
California Municipal Finance Authority Revenue Bonds
4,900 5.000 12/31/43 5,847
California Municipal Finance Authority Revenue Bonds
2,000 4.000 10/01/46 2,303
California Municipal Finance Authority Revenue Bonds
125 5.000 02/01/47 148
California Municipal Finance Authority Revenue Bonds
3,000 5.000 11/01/47 3,388
California Municipal Finance Authority Revenue Bonds
100 5.000 05/15/49 119
California Municipal Finance Authority Revenue Bonds
(Þ) 1,815 5.000 07/01/49 2,081
California Municipal Finance Authority Revenue Bonds
60 5.000 10/01/49 68
California Municipal Finance Authority Revenue Bonds
3,700 5.000 06/01/50 4,118
California Municipal Finance Authority Revenue Bonds
100 4.000 07/01/51 112
California Municipal Finance Authority Revenue Bonds
50 5.000 05/15/52 59
California Municipal Finance Authority Revenue Bonds
(Þ) 65 5.000 07/01/52 72
California Municipal Finance Authority Revenue Bonds
(µ) 1,000 3.000 05/15/54 1,024
California Municipal Finance Authority Revenue Bonds
95 5.000 10/01/54 107
California Municipal Finance Authority Revenue Bonds
50 4.000 07/01/55 56
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 4.000 11/01/23 548
California Pollution Control Financing Authority Revenue Bonds
1,000 3.375 07/01/25 1,090
California Pollution Control Financing Authority Revenue Bonds
(Þ) 450 6.750 12/01/28 405
California Pollution Control Financing Authority Revenue Bonds
(Þ) 550 5.000 07/01/39 657
California Pollution Control Financing Authority Revenue Bonds
(Þ) 2,520 7.500 12/01/40 2,064
California Pollution Control Financing Authority Revenue Bonds
(Þ) 4,180 5.000 11/21/45 4,484
California Public Finance Authority Revenue Bonds
(Þ) 600 6.250 07/01/54 687
California School Finance Authority Revenue Bonds
(Þ) 1,000 5.000 07/01/37 1,138
California School Finance Authority Revenue Bonds
(Þ) 465 4.000 07/01/38 516
California School Finance Authority Revenue Bonds
60 4.000 07/01/45 60
California School Finance Authority Revenue Bonds
(Þ) 500 5.000 08/01/45 557
California School Finance Authority Revenue Bonds
(Þ) 1,100 4.000 10/01/46 1,212
California School Finance Authority Revenue Bonds
(Þ) 100 5.000 07/01/50 113
California School Finance Authority Revenue Bonds
(Þ) 200 5.000 10/01/50 233
California School Finance Authority Revenue Bonds
100 4.000 06/01/51 105
California School Finance Authority Revenue Bonds
1,000 4.000 11/01/51 1,073
California School Finance Authority Revenue Bonds
(Þ) 600 5.000 06/01/58 640
California School Finance Authority Revenue Bonds
(Þ) 150 5.000 07/01/59 167
California School Finance Authority Revenue Bonds
80 4.000 06/01/61 83

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
526 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California School Finance Authority Revenue Bonds
(Þ) 100 5.000 06/01/61 109
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 2,300 0.090 05/15/24 2,300
California Statewide Communities Development Authority Revenue Bonds
460 5.000 05/15/32 505
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.000 11/01/32 237
California Statewide Communities Development Authority Revenue Bonds
675 5.000 08/01/37 798
California Statewide Communities Development Authority Revenue Bonds
(Þ) 200 5.250 07/01/39 218
California Statewide Communities Development Authority Revenue Bonds
500 5.000 05/15/42 590
California Statewide Communities Development Authority Revenue Bonds
1,000 5.000 10/01/43 1,043
California Statewide Communities Development Authority Revenue Bonds
(Þ) 500 5.750 01/15/45 519
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,600 5.000 12/01/46 2,959
California Statewide Communities Development Authority Revenue Bonds
2,225 5.000 04/01/47 2,597
California Statewide Communities Development Authority Revenue Bonds
150 5.000 05/15/47 176
California Statewide Communities Development Authority Revenue Bonds
(Þ) 250 5.250 07/01/49 268
California Statewide Communities Development Authority Revenue Bonds
125 5.000 05/15/50 146
California Statewide Communities Development Authority Revenue Bonds
(Þ) 100 5.000 06/01/51 117
California Statewide Communities Development Authority Revenue Bonds
695 5.500 12/01/54 786
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,500 5.250 12/01/56 2,860
California Statewide Communities Development Authority Revenue Bonds
(Þ) 1,000 5.500 12/01/58 1,213
California Statewide Communities Development Authority Special Assessment
120 5.000 09/02/39 143
California Statewide Communities Development Authority Special Assessment
50 4.000 09/02/44 56
California Statewide Communities Development Authority Special Assessment
115 5.000 09/02/44 135
California Statewide Communities Development Authority Special Assessment
75 5.000 09/02/48 88
California Statewide Communities Development Authority Special Assessment
135 5.000 09/02/49 159
California Statewide Communities Development Authority Special Assessment
470 4.000 09/02/50 523
California Statewide Communities Development Authority Special Assessment
55 5.000 09/02/50 65
California Statewide Communities Development Authority Special Tax
600 4.000 09/01/40 675
California Statewide Communities Development Authority Special Tax
1,300 4.000 09/01/50 1,444
California Statewide Communities Development Authority Special Tax
175 4.000 09/01/51 193
California Statewide Financing Authority Revenue Bonds
3,210 7.459 06/01/46 589
California Statewide Financing Authority Revenue Bonds
20,000 8.602 06/01/55 1,848
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax
75 4.000 09/01/46 84
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax
75 4.000 09/01/51 83
City & County of San Francisco Special Tax District No. 2020-1 Special Tax
(Þ) 100 4.000 09/01/51 112
City of Atwater Wastewater Revenue Bonds
(µ) 240 5.000 05/01/43 283
City of Calimesa Communities Facilities Special Tax
820 4.000 09/01/50 910
City of Dublin Special Tax
75 4.000 09/01/51 83
City of Fontana Special Tax
25 4.000 09/01/46 28
City of Fontana Special Tax
25 4.000 09/01/51 28
City of Irvine Special Tax
(µ) 100 5.000 09/01/51 117
City of Long Beach Marina System Revenue Bonds
225 5.000 05/15/40 246
City of Long Beach Marina System Revenue Bonds
1,185 5.000 05/15/45 1,290
City of Oakland General Obligation Unlimited
250 3.000 01/15/50 261
City of Ontario Community Facilities District No. 43 Special Tax
50 4.000 09/01/50 56
City of Ontario Special Tax
1,325 4.000 09/01/51 1,481
City of Oroville Revenue Bonds
100 5.250 04/01/34 114
City of Oroville Revenue Bonds
185 5.250 04/01/39 207
City of Oroville Revenue Bonds
885 5.250 04/01/49 972

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 527
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Oroville Revenue Bonds
810 5.250 04/01/54 883
City of Palm Desert Special Tax
100 3.000 09/01/31 101
City of Palm Desert Special Tax
100 4.000 09/01/51 105
City of Roseville Special Tax
100 5.000 09/01/33 118
City of Roseville Special Tax
25 4.000 09/01/35 28
City of Roseville Special Tax
25 4.000 09/01/40 28
City of Roseville Special Tax
50 4.000 09/01/45 55
City of Roseville Special Tax
85 4.000 09/01/50 94
City of Sacramento Special Tax
75 4.000 09/01/46 84
City of Sacramento Special Tax
75 4.000 09/01/50 83
City of San Luis Obispo California Community Facilities District No. 2019 Special
Tax
50 4.000 09/01/46 56
City of San Luis Obispo California Community Facilities District No. 2019 Special
Tax
50 4.000 09/01/51 56
CMFA Special Finance Agency VII Revenue Bonds
(Þ) 350 3.000 08/01/56 322
Coachella Valley Unified School District General Obligation Unlimited
(µ) 2,500 16.733 08/01/43 1,431
County of El Dorado Special Tax
75 5.000 09/01/44 85
County of El Dorado Special Tax
80 5.000 09/01/49 90
County of San Diego Special Tax
40 3.000 09/01/50 41
County of San Diego Special Tax
100 4.000 09/01/50 110
CSCDA Community Improvement Authority Revenue Bonds
(Þ) 1,250 4.000 07/01/56 1,287
Dublin Community Facilities District Improvement Area No. 1 Special Tax
100 5.000 09/01/37 117
Dublin Community Facilities District Improvement Area No. 1 Special Tax
340 5.000 09/01/47 392
Fairfield Community Facilities District Special Tax
(Þ) 150 5.000 09/01/50 178
Foothill/Eastern Transportation Corridor Agency Revenue Bonds
8,200 4.000 01/15/46 9,311
Fremont Community Facilities District No. 1 Special Tax
1,255 5.000 09/01/26 1,436
Golden State Tobacco Securitization Corp. Revenue Bonds
1,325 3.500 06/01/36 1,339
Golden State Tobacco Securitization Corp. Revenue Bonds
3,000 5.300 06/01/37 3,073
Golden State Tobacco Securitization Corp. Revenue Bonds
5,265 5.000 06/01/47 5,391
Golden State Tobacco Securitization Corp. Revenue Bonds
270 5.250 06/01/47 277
Golden State Tobacco Securitization Corp. Revenue Bonds
200 8.205 06/01/47 46
Golden State Tobacco Securitization Corp. Revenue Bonds
10,000 10.494 06/01/47 2,228
Golden Valley Unified School District Financing Authority Revenue Bonds
25 4.000 09/01/46 28
Golden Valley Unified School District Financing Authority Revenue Bonds
30 4.000 09/01/51 33
Golden Valley Unified School District Financing Authority Revenue Bonds
45 4.000 09/01/56 50
Hastings Campus Housing Finance Authority Revenue Bonds
3,500 5.000 07/01/45 4,064
Independent Cities Finance Authority Revenue Bonds
(µ) 900 4.000 06/01/46 1,025
Inland Empire Tobacco Securitization Authority Revenue Bonds
105 3.678 06/01/38 110
Irvine Unified School District Special Tax Bonds
70 5.000 09/01/47 82
Irvine Unified School District Special Tax Bonds
75 5.000 03/01/57 87
Jurupa Public Financing Authority Special Tax
1,000 5.000 09/01/43 1,142
Moreno Valley Unified School District General Obligation Unlimited
(µ) 50 3.000 08/01/50 53
M-S-R Energy Authority Revenue Bonds
2,650 6.500 11/01/39 4,138
Natomas Unified School District General Obligation Unlimited
(µ) 425 4.000 08/01/42 478
Northern California Gas Authority No. 1 Revenue Bonds
(USD 3 Month LIBOR +
0.720%)(Ê) 1,355 1.680 07/01/27 1,363
Orange County Community Facilities District Special Tax
65 4.000 08/15/40 74
Orange County Community Facilities District Special Tax
100 5.000 08/15/47 117
Orange County Community Facilities District Special Tax
60 4.000 08/15/50 67
Oxnard School District General Obligation Unlimited
(~)(µ)(Ê) 465 2.000 08/01/47 534

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
528 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palomar Health Revenue Bonds
(µ) 2,165 5.000 11/01/47 2,637
River Islands Public Financing Authority Special Tax
150 5.375 09/01/31 158
River Islands Public Financing Authority Special Tax
100 5.250 09/01/34 105
River Islands Public Financing Authority Special Tax
940 5.500 09/01/45 984
River Islands Public Financing Authority Special Tax
50 4.000 09/01/46 53
River Islands Public Financing Authority Special Tax
100 4.000 09/01/51 106
Riverside County Public Financing Authority Tax Allocation
(µ) 150 4.000 10/01/40 168
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 300 4.000 10/01/39 337
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 125 4.000 10/01/40 140
Riverside County Transportation Commission Revenue Bonds
350 4.000 06/01/46 402
Riverside County Transportation Commission Revenue Bonds
750 4.000 06/01/47 852
Riverside Unified School District Special Tax
20 4.000 09/01/45 22
Riverside Unified School District Special Tax
45 4.000 09/01/50 50
Sacramento Airport System Revenue Bonds
520 5.000 07/01/39 630
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 175 0.785 06/01/34 174
San Diego Unified School District General Obligation Unlimited
1,500 4.000 07/01/42 1,593
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,045 5.000 05/01/44 1,267
San Francisco City & County Airports Commission International Airport Revenue
Bonds
2,750 5.000 05/01/48 3,295
San Francisco City & County Airports Commission International Airport Revenue
Bonds
1,925 5.000 05/01/49 2,316
San Francisco City & County Airports Commission International Airport Revenue
Bonds
50 5.000 05/01/50 60
San Francisco City & County Redevelopment Agency Tax Allocation
1,190 5.000 08/01/35 1,399
San Gorgonio Memorial Health Care District General Obligation Unlimited
75 4.000 08/01/32 83
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/33 110
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/34 110
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/35 110
San Gorgonio Memorial Health Care District General Obligation Unlimited
100 4.000 08/01/36 110
San Jacinto Community Facilities District Special Tax
280 5.000 09/01/33 322
San Jacinto Community Facilities District Special Tax
335 5.000 09/01/34 385
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
1,000 5.000 01/15/29 1,130
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
380 5.250 01/15/49 421
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
2,875 5.000 01/15/50 3,196
Silicon Valley Tobacco Securitization Authority Revenue Bonds
7,000 8.018 06/01/56 820
State of California General Obligation Unlimited
2,000 5.000 08/01/46 2,367
State of California General Obligation Unlimited
230 4.000 04/01/49 263
State of California General Obligation Unlimited
270 5.000 04/01/49 334
Tobacco Securitization Authority of Northern California Revenue Bonds
1,000 Zero coupon 06/01/60 221
Tobacco Securitization Authority of Southern California Revenue Bonds
455 5.000 06/01/48 550
Tobacco Securitization Authority of Southern California Revenue Bonds
515 5.810 06/01/54 96
Transbay Joint Powers Authority Tax Allocation
55 5.000 10/01/45 68
Transbay Joint Powers Authority Tax Allocation
60 2.400 10/01/49 60
Transbay Joint Powers Authority Tax Allocation
60 5.000 10/01/49 74
University of California Medical Center Pooled Revenue Bonds
(~)(Ê) 6,300 0.030 05/15/45 6,300
University of California Revenue Bonds
450 3.000 05/15/51 475
William S Hart Union High School District Special Tax
75 5.000 09/01/47 84

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 529
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yolo County Unified School District General Obligation Unlimited
(µ) 250 3.000 08/01/45 264
159,117
Colorado - 4.3%
3rd and Havana Metropolitan District General Obligation Limited
750 5.250 12/01/49 810
Allison Valley Metropolitan District No. 1 General Obligation Limited
500 5.000 12/01/47 532
Aurora Crossroads Metropolitan District No. 2 General Obligation Limited
500 7.750 12/15/50 514
Banning Lewis Ranch Metropolitan District No. 8 General Obligation Limited
500 4.875 12/01/51 483
Banning Lewis Ranch Regional Metropolitan District No. 2 General Obligation
Limited
500 5.750 12/01/51 508
Belford North Metropolitan District General Obligation Limited
500 8.500 12/15/50 513
Belleview Station Metropolitan District No. 2 General Obligation Limited
500 4.500 12/01/29 517
Bent Grass Metropolitan District General Obligation Limited
(Þ) 500 5.250 12/01/49 541
BNC Metropolitan District No. 1 General Obligation Limited
1,090 7.375 12/15/47 1,133
Brighton Crossing Metropolitan District No. 4 General Obligation Limited
1,220 5.000 12/01/47 1,278
Brighton Crossing Metropolitan District No. 6 General Obligation Limited
500 5.000 12/01/50 541
Canyon Pines Metropolitan District Special Improvement District No. 1 Special
Assessment
500 3.750 12/01/40 468
Canyons Metropolitan District No. 5 General Obligation Limited
500 6.125 12/01/47 523
Cascade Ridge Metropolitan District General Obligation Limited
500 5.000 12/01/51 490
Castleview Metropolitan District No. 1 General Obligation Limited
500 5.000 12/01/50 493
Citadel on Colfax Business Improvement District Revenue Bonds
600 5.350 12/01/50 646
Citadel on Colfax Business Improvement District Revenue Bonds
365 7.875 12/15/50 372
City & County of Denver Special Facilities Airport Revenue Bonds
785 5.000 10/01/32 828
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited
500 5.000 12/01/47 523
Colorado Educational & Cultural Facilities Authority Revenue Bonds
(Þ) 330 5.000 10/01/49 361
Colorado Educational & Cultural Facilities Authority Revenue Bonds
25 4.000 05/01/51 27
Colorado Educational & Cultural Facilities Authority Revenue Bonds
205 3.000 08/01/51 210
Colorado Educational & Cultural Facilities Authority Revenue Bonds
(Þ) 100 5.000 02/01/61 109
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,300 4.000 05/01/61 1,400
Colorado Educational & Cultural Facilities Authority Revenue Bonds
125 4.000 10/01/61 130
Colorado Health Facilities Authority Revenue Bonds
275 4.000 10/01/38 316
Colorado Health Facilities Authority Revenue Bonds
300 4.000 10/01/39 344
Colorado Health Facilities Authority Revenue Bonds
300 4.000 10/01/40 343
Colorado Health Facilities Authority Revenue Bonds
50 4.000 01/01/42 54
Colorado Health Facilities Authority Revenue Bonds
5,170 5.000 08/01/44 6,207
Colorado Health Facilities Authority Revenue Bonds
4,000 4.000 11/15/46 4,667
Colorado Health Facilities Authority Revenue Bonds
(æ) 190 5.000 06/01/47 232
Colorado Health Facilities Authority Revenue Bonds
135 3.250 08/01/49 141
Colorado Health Facilities Authority Revenue Bonds
885 4.000 08/01/49 983
Colorado Health Facilities Authority Revenue Bonds
150 4.000 09/01/50 171
Colorado Health Facilities Authority Revenue Bonds
1,750 3.000 11/15/51 1,822
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/47 39
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/51 39
Colorado High Performance Transportation Enterprise Revenue Bonds
75 5.000 12/31/56 84
Colorado Springs Urban Renewal Authority Tax Allocation
500 5.750 12/01/47 526
Constitution Heights Metropolitan District General Obligation Limited
1,765 5.000 12/01/49 1,914
Copperleaf Metropolitan District No. 3 General Obligation Limited
500 5.125 12/01/47 540
Copperleaf Metropolitan District No. 9 General Obligation Limited
(Þ) 500 4.875 12/01/51 494
Cornerstar Metropolitan District General Obligation Limited
500 5.250 12/01/47 524

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
530 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Creekside Village Metropolitan District General Obligation Limited
500 5.000 12/01/49 535
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 230 5.500 12/01/39 254
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 600 5.750 12/01/49 662
Creekwalk Marketplace Business Improvement District Revenue Bonds
(Þ) 130 8.000 12/15/49 134
Denver Convention Center Hotel Authority Revenue Bonds
225 5.000 12/01/33 259
Denver Health & Hospital Authority Certificates of Participation
25 5.000 12/01/32 31
Denver Health & Hospital Authority Certificates of Participation
175 4.000 12/01/38 198
Denver Health & Hospital Authority Certificates of Participation
110 5.000 12/01/48 131
Denver Health & Hospital Authority Revenue Bonds
(Þ) 100 5.000 12/01/26 119
Denver Health & Hospital Authority Revenue Bonds
(Þ) 220 5.000 12/01/27 269
Denver Health & Hospital Authority Revenue Bonds
(Þ) 230 5.000 12/01/28 280
Denver Health & Hospital Authority Revenue Bonds
(Þ) 300 5.000 12/01/34 358
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000 12/01/35 225
Denver Health & Hospital Authority Revenue Bonds
(Þ) 200 4.000 12/01/36 224
Denver Health & Hospital Authority Revenue Bonds
65 4.000 12/01/38 74
Denver Health & Hospital Authority Revenue Bonds
100 4.000 12/01/39 114
Denver Health & Hospital Authority Revenue Bonds
50 4.000 12/01/40 57
Denver Health & Hospital Authority Revenue Bonds
1,500 5.250 12/01/45 1,605
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
300 3.750 12/01/39 308
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
350 4.000 12/01/48 360
Denver Urban Renewal Authority Tax Allocation
(Þ) 600 5.250 12/01/39 651
Dinosaur Ridge Metropolitan District Revenue Bonds
200 5.000 06/01/49 213
Dominion Water & Sanitation District Revenue Bonds
450 5.250 12/01/27 460
E-470 Public Highway Authority Revenue Bonds
(µ) 100 1.506 09/01/30 86
Eaton Area Park & Recreation District General Obligation Limited
725 5.250 12/01/34 764
Eaton Area Park & Recreation District General Obligation Limited
525 5.500 12/01/38 555
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 520 4.000 12/01/44 604
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 200 4.000 12/01/45 232
Green Gables Metropolitan District No. 2 General Obligation Limited
500 5.750 12/01/48 535
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited
1,000 5.875 12/01/50 1,096
Greenways Metropolitan District No. 1 General Obligation Limited
(Þ) 500 4.625 12/01/51 487
High Plains Metropolitan District General Obligation Unlimited
(µ) 25 5.000 12/01/35 30
High Plains Metropolitan District General Obligation Unlimited
(µ) 250 4.000 12/01/47 278
Horizon Metropolitan District No. 2 General Obligation Limited
(Þ) 500 4.500 12/01/51 500
Jefferson Center Metropolitan District No. 1 Revenue Bonds
1,350 4.375 12/01/47 1,420
Jefferson Center Metropolitan District No. 1 Revenue Bonds
800 5.750 12/15/50 850
Johnstown Farms East Metropolitan District General Obligation Limited
500 5.000 12/01/51 493
Jones District Community Authority Board Revenue Bonds
500 5.750 12/01/50 441
Loretto Heights Community Authority Revenue Bonds
500 4.875 12/01/51 509
Mirabelle Metropolitan District No. 2 General Obligation Limited
700 5.000 12/01/39 753
Mirabelle Metropolitan District No. 2 General Obligation Limited
500 5.000 12/01/49 533
North Range Metropolitan District No. 2 General Obligation Limited
500 5.750 12/01/47 527
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/32 23
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/33 23
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/34 11
Northglenn Urban Renewal Authority Tax Allocation
30 4.000 12/01/36 33
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/38 11

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 531
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Palisade Metropolitan District No. 2 General Obligation Limited
500 5.000 12/01/46 516
Parkdale Community Authority Revenue Bonds
500 5.250 12/01/50 541
Parkdale Community Authority Revenue Bonds
500 7.750 12/15/50 517
Powhaton Community Authority Revenue Bonds
500 5.000 12/01/51 500
Prairie Center Metropolitan District No. 3 Revenue Bonds
(Þ) 500 5.000 12/15/41 539
Prairie Center Metropolitan District No. 7 General Obligation Limited
(Þ) 1,425 4.875 12/15/44 1,527
Pronghorn Valley Metropolitan District General Obligation Limited
515 3.750 12/01/41 517
Pueblo Urban Renewal Authority Tax Allocation
(Þ) 100 Zero coupon 12/01/25 87
Pueblo Urban Renewal Authority Tax Allocation
(Þ) 350 4.750 12/01/45 390
Raindance Metropolitan District No. 1 Revenue Bonds
1,000 5.000 12/01/40 1,084
Rampart Range Metropolitan District No. 5 Revenue Bonds
500 4.000 12/01/51 505
Regional Transportation District Revenue Bonds
25 5.000 07/15/28 31
Regional Transportation District Revenue Bonds
40 5.000 01/15/29 50
Regional Transportation District Revenue Bonds
25 5.000 07/15/29 31
Regional Transportation District Revenue Bonds
30 5.000 01/15/30 38
Regional Transportation District Revenue Bonds
20 5.000 07/15/30 25
Second Creek Farm Metropolitan District No. 3 General Obligation Limited
500 5.000 12/01/49 535
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/37 1,126
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/47 1,109
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited
500 5.125 12/01/47 528
Sterling Hills West Metropolitan District General Obligation Limited
100 5.000 12/01/39 118
Sterling Ranch Community Authority Board Revenue Bonds
500 5.000 12/01/47 524
Takoda Metropolitan District General Obligation Bonds
500 6.000 12/01/50 604
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited
500 5.250 12/01/37 534
Village at Southgate Metropolitan District General Obligation Limited
(Þ) 1,375 5.625 12/01/48 1,468
Westerly Metropolitan District No. 4 General Obligation Limited
500 5.000 12/01/50 540
Westown Metropolitan District General Obligation Limited
500 5.000 12/01/47 524
Whispering Pines Metropolitan District No. 1 General Obligation Limited
500 7.375 12/15/47 519
Windler Public Improvement Authority Revenue Bonds
(Þ) 600 Zero coupon 12/01/51 443
Windler Public Improvement Authority Revenue Bonds
(Þ) 750 4.125 12/01/51 718
Winsome Metropolitan District No. 3 General Obligation Limited
(Þ) 500 5.125 12/01/50 480
68,373
Connecticut - 1.0%
City of Hartford General Obligation Unlimited
180 5.000 04/01/29 183
City of Hartford General Obligation Unlimited
1,000 5.000 04/01/31 1,057
City of New Haven General Obligation Unlimited
100 5.500 08/01/34 124
City of New Haven General Obligation Unlimited
100 5.500 08/01/37 123
City of New Haven General Obligation Unlimited
1,000 5.500 08/01/38 1,227
City of New Haven General Obligation Unlimited
470 4.000 08/01/40 529
City of West Haven General Obligation Unlimited
400 5.000 11/01/32 474
City of West Haven General Obligation Unlimited
700 5.000 11/01/37 822
Connecticut State Health & Educational Facilities Authority Revenue Bonds
3,535 4.000 07/01/39 3,909
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 07/01/39 1,196
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000 01/01/45 110
Connecticut State Health & Educational Facilities Authority Revenue Bonds
1,250 4.000 07/01/51 1,357
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 900 5.000 01/01/55 988
Connecticut State Health & Educational Facilities Authority Revenue Bonds
720 4.000 07/01/20241 794
Hartford Stadium Authority Revenue Bonds
250 5.000 02/01/36 254
Hartford Stadium Authority Revenue Bonds
155 4.000 02/01/42 132

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
532 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mohegan Tribal Finance Authority Revenue Bonds
(Þ) 600 7.000 02/01/45 630
State of Connecticut General Obligation Unlimited
385 5.000 06/15/27 473
State of Connecticut General Obligation Unlimited
145 5.000 06/15/28 182
State of Connecticut General Obligation Unlimited
120 5.000 06/15/29 150
State of Connecticut General Obligation Unlimited
1,500 5.000 06/15/31 1,865
State of Connecticut General Obligation Unlimited
25 5.000 06/15/32 31
Steel Point Infrastructure Improvement District Tax Allocation
100 4.000 04/01/51 103
16,713
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds
215 5.000 11/15/48 245
Delaware State Economic Development Authority Revenue Bonds
45 5.000 08/01/49 50
Delaware State Economic Development Authority Revenue Bonds
100 5.000 09/01/50 120
Delaware State Economic Development Authority Revenue Bonds
40 5.000 08/01/54 44
Delaware State Health Facilities Authority Revenue Bonds
335 4.000 07/01/43 373
Town of Bridgeville Special Tax
345 4.000 07/01/35 369
1,201
District of Columbia - 1.1%
District of Columbia General Obligation Unlimited
215 4.000 06/01/37 247
District of Columbia Revenue Bonds
2,510 5.000 10/01/35 2,588
District of Columbia Revenue Bonds
750 5.000 07/01/37 804
District of Columbia Revenue Bonds
35 4.000 07/01/44 39
District of Columbia Revenue Bonds
75 4.000 07/01/49 83
District of Columbia Revenue Bonds
1,000 5.000 06/01/50 1,136
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds
4,000 7.666 06/15/46 879
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
825 5.000 10/01/43 1,004
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
4,500 4.000 10/01/44 5,050
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
750 4.000 10/01/49 837
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
(µ) 280 3.000 10/01/50 292
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
2,470 4.000 10/01/53 2,738
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
2,475 5.000 10/01/53 2,522
18,219
Florida - 8.9%
Alachua County Health Facilities Authority Revenue Bonds
1,500 4.000 10/01/46 1,570
Anthem Park Community Development District Special Assessment
130 4.750 05/01/36 135
Armstrong Community Development District Special Assessment
30 4.000 11/01/40 31
Armstrong Community Development District Special Assessment
170 4.000 11/01/50 176
Artisan Lakes East Community Development District Special Assessment
(Þ) 220 2.300 05/01/26 219
Artisan Lakes East Community Development District Special Assessment
(Þ) 250 2.750 05/01/31 246
Artisan Lakes East Community Development District Special Assessment
(Þ) 945 3.125 05/01/41 923
Artisan Lakes East Community Development District Special Assessment
(Þ) 905 4.000 05/01/51 941
Artisan Lakes East Community Development District Special Assessment
(Þ) 550 4.000 05/01/52 572
Astonia Community Development District Special Assessment
(Þ) 1,100 3.200 05/01/41 1,072
Astonia Community Development District Special Assessment
(Þ) 50 4.000 05/01/51 51
Astonia Community Development District Special Assessment
(Þ) 75 4.000 05/01/52 77
Avalon Groves Community Development District Special Assessment
50 3.125 05/01/41 49
Avalon Groves Community Development District Special Assessment
25 3.375 05/01/41 25
Avalon Groves Community Development District Special Assessment
150 6.000 05/01/48 177
Avalon Groves Community Development District Special Assessment
50 4.000 05/01/51 52
Avelar Creek Community Development District Special Assessment
95 4.000 05/01/36 104

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 533
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.500 06/01/39 109
Aviary at Rutland Ranch Community Development District Special Assessment
(Þ) 100 4.625 06/01/49 107
Aviary at Rutland Ranch Community Development District Special Assessment
100 4.000 11/01/51 103
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
100 5.000 11/01/31 108
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 1,065 5.000 11/01/39 1,208
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 1,365 3.200 05/01/41 1,336
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 120 4.000 05/01/52 124
Bannon Lakes Community Development District Special Assessment
100 5.000 11/01/48 111
Bartram Park Community Development District Special Assessment
465 4.250 05/01/29 511
Bartram Park Community Development District Special Assessment
485 4.500 05/01/35 529
Bay Laurel Center Community Development District Special Assessment
95 4.000 05/01/37 103
Baywinds Community Development District Special Assessment
175 4.250 05/01/37 195
Beaumont Community Development District Special Assessment
(Þ) 115 6.375 11/01/49 126
Bent Creek Community Development District Special Assessment
(Þ) 160 4.000 06/15/51 165
Berry Bay Community Development District Special Assessment
250 2.625 05/01/26 251
Black Creek Community Developments District Special Assessment
25 3.750 06/15/40 26
Black Creek Community Developments District Special Assessment
50 4.000 06/15/50 52
Blue Lake Community Development District Special Assessment
100 4.250 06/15/39 108
Blue Lake Community Development District Special Assessment
100 4.500 06/15/49 108
Bonterra Community Development District Special Assessment
1,570 4.125 05/01/47 1,729
Bonterra Community Development District Special Assessment
615 5.000 05/01/47 673
Botaniko Community Development District Special Assessment
30 3.625 05/01/40 31
Botaniko Community Development District Special Assessment
85 4.000 05/01/50 88
Brightwater Community Development District Special Assessment
145 4.000 05/01/52 149
Brookstone Community Development District Special Assessment
(Þ) 65 3.875 11/01/23 66
Campo Bello Community Development District Special Assessment
100 4.000 12/15/39 105
Campo Bello Community Development District Special Assessment
150 4.000 12/15/49 156
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 2,000 4.500 01/01/35 2,142
Capital Trust Agency, Inc. Revenue Bonds
25 5.000 08/01/40 30
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 325 5.000 06/01/41 367
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 1,255 5.000 12/15/49 1,447
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 100 4.000 07/01/51 107
Capital Trust Agency, Inc. Revenue Bonds
1,725 5.875 07/01/54 1,415
Capital Trust Agency, Inc. Revenue Bonds
50 5.000 08/01/55 59
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 100 4.000 07/01/56 106
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 3,680 5.250 12/01/58 4,161
Capital Trust Agency, Inc. Revenue Bonds
4,000 1.798 01/01/60 312
Caribe Palm Community Development District Special Assessment
94 4.000 05/01/25 104
Caribe Palm Community Development District Special Assessment
97 4.000 05/01/26 107
Caribe Palm Community Development District Special Assessment
545 4.500 05/01/35 598
Celebration Community Development District Special Assessment
590 3.125 05/01/41 573
Century Gardens at Tamiami Community Development District Special Assessment
535 4.125 11/01/38 594
Century Gardens at Tamiami Community Development District Special Assessment
1,560 4.250 11/01/48 1,720
CFM Community Development District Special Assessment
590 4.000 05/01/51 608
Chapel Creek Community Development District Special Assessment
(Þ) 45 3.375 05/01/41 45
Chapel Creek Community Development District Special Assessment
(Þ) 70 4.000 05/01/52 72

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
534 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Charles Cove Community Development District Special Assessment
100 4.000 05/01/52 104
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 240 5.500 10/01/36 260
Charlotte County Industrial Development Authority Revenue Bonds
(Þ) 350 5.000 10/01/49 383
City of Atlantic Beach Revenue Bonds
1,000 5.000 11/15/37 1,058
City of Cape Coral Water & Sewer Revenue Bonds
1,000 4.000 10/01/36 1,105
City of Tampa Revenue Bonds
960 5.000 04/01/45 1,073
City of Tampa Revenue Bonds
385 4.000 07/01/45 437
City of Tampa Revenue Bonds
100 5.000 07/01/50 123
Cityplace Community Development District Special Assessment Revenue Bonds
(µ) 1,550 4.562 05/01/46 1,692
Concord Station Community Development District Special Assessment
275 3.625 05/01/35 293
Concord Station Community Development District Special Assessment
285 3.750 05/01/46 301
Concord Station Community Development District Special Assessment
100 4.750 05/01/46 106
Coral Keys Homes Community Development District Special Assessment
35 4.000 05/01/40 37
Coral Keys Homes Community Development District Special Assessment
50 4.000 05/01/50 52
Corkscrew Farms Community Development District Special Assessment
(Þ) 55 5.000 11/01/38 62
Corkscrew Farms Community Development District Special Assessment
(Þ) 115 5.125 11/01/50 129
Coronado Community Development District Special Assessment
25 4.000 05/01/31 28
Coronado Community Development District Special Assessment
44 4.250 05/01/38 49
Country Greens Community Development District Special Assessment
50 3.200 05/01/25 54
Country Greens Community Development District Special Assessment
345 3.875 05/01/31 372
Country Greens Community Development District Special Assessment
130 4.000 05/01/34 142
County of Osceola Transportation Revenue Bonds
(æ) 3,700 6.000 10/01/36 4,511
Davenport Road South Community Development District Special Assessment
(Þ) 100 5.000 11/01/38 117
Davenport Road South Community Development District Special Assessment
(Þ) 150 5.125 11/01/48 175
Deer Run Community Development District Special Assessment
205 5.400 05/01/39 229
Deer Run Community Development District Special Assessment
200 5.500 05/01/44 225
Durbin Crossing Community Development District Special Assessment
(µ) 75 3.750 05/01/34 82
Durbin Crossing Community Development District Special Assessment
(µ) 120 4.000 05/01/37 132
DW Bayview Community Development District Special Assessment
(Þ) 75 3.375 05/01/41 75
DW Bayview Community Development District Special Assessment
(Þ) 50 4.000 05/01/51 52
Eagle Pointe Community Development District Special Assessment
(Þ) 50 4.125 05/01/40 53
Eagle Pointe Community Development District Special Assessment
(Þ) 225 4.125 05/01/51 237
East 547 Community Development District Special Assessment
50 4.000 05/01/51 51
East Bonita Beach Road Community Development District Special Assessment
(Þ) 625 5.000 11/01/38 693
East Nassau Stewardship District Special Assessment
1,280 3.500 05/01/41 1,282
Edgewater East Community Development District Special Assessment
75 3.600 05/01/41 76
Edgewater East Community Development District Special Assessment
150 4.000 05/01/51 155
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
130 3.000 05/01/24 137
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
135 3.250 05/01/25 144
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
140 3.500 05/01/26 153
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
790 3.750 05/01/31 859
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
1,170 4.000 05/01/37 1,274
Entrada Community Development District Special Assessment
(Þ) 100 4.000 05/01/52 104
Epperson North Community Development District Special Assessment
(Þ) 100 4.000 11/01/51 103
Escambia County Health Facilities Authority Revenue Bonds
370 4.000 08/15/45 409

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 535
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Escambia County Health Facilities Authority Revenue Bonds
(µ) 255 3.000 08/15/50 264
Escambia County Health Facilities Authority Revenue Bonds
2,310 4.000 08/15/50 2,571
Esplanade Lake Club Community Development District Special Assessment
410 4.125 11/01/50 429
Fishhawk Ranch Community Development District Special Assessment
(µ) 70 3.000 11/01/41 74
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 2.375 06/01/27 98
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 06/01/40 110
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000 06/30/46 106
Florida Development Finance Corp. Revenue Bonds
(~)(æ)(Ê)(Þ) 115 6.250 01/01/49 117
Florida Development Finance Corp. Revenue Bonds
(~)(æ)(Ê)(Þ) 870 6.375 01/01/49 882
Florida Development Finance Corp. Revenue Bonds
(~)(æ)(Ê)(Þ) 1,965 6.500 01/01/49 1,990
Florida Development Finance Corp. Revenue Bonds
(Þ) 1,470 7.375 01/01/49 1,584
Florida Development Finance Corp. Revenue Bonds
(Þ) 685 5.000 12/15/49 778
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000 06/01/50 107
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.250 06/01/50 145
Florida Development Finance Corp. Revenue Bonds
(Þ) 115 5.000 09/15/50 126
Florida Development Finance Corp. Revenue Bonds
125 5.000 06/01/51 141
Florida Development Finance Corp. Revenue Bonds
(Þ) 500 4.000 07/01/51 519
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000 06/01/55 109
Florida Development Finance Corp. Revenue Bonds
(Þ) 160 5.000 06/01/55 174
Florida Development Finance Corp. Revenue Bonds
(Þ) 220 5.250 06/01/55 254
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000 06/30/56 105
Florida Higher Educational Facilities Financial Authority Revenue Bonds
150 5.000 03/01/44 172
Florida Higher Educational Facilities Financial Authority Revenue Bonds
(Þ) 1,350 5.000 06/01/48 1,542
Florida Higher Educational Facilities Financial Authority Revenue Bonds
315 5.000 03/01/49 358
Flow Way Community Development District Special Assessment
100 5.000 11/01/47 111
Fontainbleau Lakes Community Development District Special Assessment
45 4.000 05/01/31 49
Gracewater Sarasota Community Development District Special Assessment
(Þ) 100 4.000 05/01/52 102
Grand Bay at Doral Community Development District Special Assessment
65 4.750 05/01/36 69
Grand Bay at Doral Community Development District Special Assessment
65 5.000 05/01/46 69
Greater Orlando Aviation Authority Revenue Bonds
750 5.000 11/15/36 784
Greater Orlando Aviation Authority Revenue Bonds
170 5.000 10/01/47 203
Gulfstream Polo Community Development District Special Assessment
150 4.375 11/01/49 160
Hacienda Lakes Community Development District Special Assessment
100 4.625 05/01/46 106
Harbor Bay Community Development District Special Assessment
100 3.750 05/01/34 106
Harbor Bay Community Development District Special Assessment
105 3.875 05/01/39 111
Harbor Bay Community Development District Special Assessment
100 4.100 05/01/48 106
Harmony West Community Development District Special Assessment
(Þ) 1,185 5.250 05/01/49 1,347
Hawks Point Community Development District Special Assessment Bonds
(Þ) 185 4.250 05/01/35 206
Hawkstone Community Development District Special Assessment
100 3.875 11/01/39 105
Hawkstone Community Development District Special Assessment
100 4.000 11/01/51 103
Hawkstone Community Development District Special Assessment
50 4.000 05/01/52 51
Heights Community Development District County of Hillsborough Special
Assessment
150 5.000 01/01/38 162
Heights Community Development District County of Hillsborough Special
Assessment
300 5.000 01/01/50 321
Herons Glen Recreation District Special Assessment
(µ) 105 2.500 05/01/40 106
Herons Glen Recreation District Special Assessment
(µ) 60 4.000 05/01/45 68
Herons Glen Recreation District Special Assessment
(µ) 80 4.000 05/01/50 90
Highlands Community Development District Special Assessment
200 4.250 05/01/36 219

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
536 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Highlands Meadows II Community Development District Special Assessment
415 5.375 11/01/37 461
Highlands Meadows II Community Development District Special Assessment
100 5.500 11/01/47 110
Highlands Meadows West Community Development District Special Assessment
25 3.625 05/01/40 26
Highlands Meadows West Community Development District Special Assessment
35 4.000 05/01/50 36
Hillcrest Community Development District Special Assessment
100 5.000 11/01/48 112
Hills Minneola Community Development District Special Assessment
(Þ) 60 4.000 05/01/40 63
Hills Minneola Community Development District Special Assessment
(Þ) 130 4.000 05/01/50 134
Hills Minneola Community Development District Special Assessment
(Þ) 500 4.000 05/01/52 513
Hillsborough County Industrial Development Authority Revenue Bonds
5,000 4.000 08/01/50 5,668
Isles of Bartram Park Community Development District Special Assessment
155 4.625 11/01/37 167
K-Bar Ranch II Community Development District Special Assessment
(Þ) 185 4.500 05/01/38 201
K-Bar Ranch II Community Development District Special Assessment
100 3.125 05/01/41 98
K-Bar Ranch II Community Development District Special Assessment
(Þ) 275 4.625 05/01/48 297
K-Bar Ranch II Community Development District Special Assessment
165 4.000 05/01/51 171
Kindred Community Development District II Special Assessment
100 3.750 05/01/50 103
Kingman Gate Community Development District Special Assessment
85 4.000 06/15/40 91
Kingman Gate Community Development District Special Assessment
60 4.000 06/15/50 63
Kingman Gate Community Development District Special Assessment
(Þ) 50 4.000 06/15/51 51
Lake Frances Community Development District Special Assessment
87 3.000 05/01/26 94
Lake Frances Community Development District Special Assessment
492 4.000 05/01/31 553
Lake Frances Community Development District Special Assessment
689 4.000 05/01/37 765
Lakeshore Ranch Community Development District Special Assessment
100 3.125 05/01/24 101
Lakewood Ranch Stewardship District Special Assessment
100 4.250 05/01/26 105
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.500 05/01/33 103
Lakewood Ranch Stewardship District Special Assessment
915 4.875 05/01/35 973
Lakewood Ranch Stewardship District Special Assessment
100 5.000 05/01/36 108
Lakewood Ranch Stewardship District Special Assessment
(µ) 100 2.625 05/01/37 103
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.000 05/01/37 110
Lakewood Ranch Stewardship District Special Assessment
150 5.250 05/01/37 167
Lakewood Ranch Stewardship District Special Assessment
380 5.125 05/01/46 412
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 5.125 05/01/47 110
Lakewood Ranch Stewardship District Special Assessment
175 5.375 05/01/47 194
Lakewood Ranch Stewardship District Special Assessment
240 5.450 05/01/48 272
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/49 104
Lakewood Ranch Stewardship District Special Assessment
(Þ) 100 3.900 05/01/50 104
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/50 104
Lakewood Ranch Stewardship District Special Assessment
145 3.875 05/01/51 150
Lakewood Ranch Stewardship District Special Assessment
1,600 4.000 05/01/52 1,666
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.625 11/01/38 108
Landings at Miami Community Development District Special Assessment
(Þ) 100 4.750 11/01/48 107
Landmark at Doral Community Development District Special Assessment
35 3.375 05/01/30 36
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/35 115
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/38 114
Landmark at Doral Community Development District Special Assessment
50 4.000 05/01/38 54
Lee County Industrial Development Authority Revenue Bonds
(Þ) 1,640 5.625 12/01/37 1,702
LT Ranch Community Development District Special Assessment
200 4.000 05/01/50 207
LTC Ranch West Residential Community Development District Special
Assessment
175 3.250 05/01/31 175

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 537
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
LTC Ranch West Residential Community Development District Special
Assessment
50 3.450 05/01/41 50
LTC Ranch West Residential Community Development District Special
Assessment
125 4.000 05/01/52 128
Lucerne Park Community Development District Special Assessment
95 4.625 05/01/39 104
Lucerne Park Community Development District Special Assessment
95 4.750 05/01/50 103
McJunkin Parkland Community Development District Special Assessment
(Þ) 200 5.125 11/01/38 234
McJunkin Parkland Community Development District Special Assessment
(Þ) 250 5.250 11/01/49 291
Meadow Pointe III Community Development District Special Assessment
115 3.500 05/01/24 121
Meadow Pointe III Community Development District Special Assessment
520 4.400 05/01/31 563
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/24 122
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/25 124
Meadow Pointe IV Community Development District Special Assessment
655 4.100 05/01/30 701
Meadow View at Twin Creeks Community Development District Special
Assessment
100 3.750 05/01/52 99
Meadow View at Twin Creeks Community Development District Special
Assessment
100 4.000 05/01/52 104
Mediterranea Community Development District Special Assessment
100 5.000 05/01/48 110
Miami Beach Health Facilities Authority Revenue Bonds
1,750 5.125 07/01/38 1,779
Miami Beach Health Facilities Authority Revenue Bonds
2,250 5.000 11/15/39 2,476
Miami Beach Health Facilities Authority Revenue Bonds
1,000 4.000 11/15/51 1,135
Miami World Center Community Development District Special Assessment
400 5.125 11/01/39 457
Miami World Center Community Development District Special Assessment
1,150 5.250 11/01/49 1,307
Mid-Bay Bridge Authority Revenue Bonds
1,000 5.000 10/01/40 1,112
Mirada Community Development District Special Assessment
175 3.250 05/01/32 175
Mirada II Community Development District Special Assessment
125 3.500 05/01/41 126
Mirada II Community Development District Special Assessment
125 4.000 05/01/51 128
Moody River Estates Community Development District Special Assessment
500 4.000 05/01/31 561
Naples Reserve Community Development District Special Assessment
(Þ) 40 5.000 11/01/38 44
Naples Reserve Community Development District Special Assessment
(Þ) 190 5.125 11/01/48 211
New Port Tampa Bay Community Development District Special Assessment
455 2.875 05/01/26 457
North Arkansas-1 Pasco Community Development District Special Assessment
55 3.500 05/01/41 55
North Arkansas-1 Pasco Community Development District Special Assessment
100 4.000 05/01/51 103
North Arkansas-1 Pasco Community Development District Special Assessment
(Þ) 100 4.000 05/01/52 102
North Sumter County Utility Dependent District Revenue Bonds
1,000 5.000 10/01/49 1,214
Oak Creek Community Development District Special Assessment
190 3.850 05/01/25 207
Oak Creek Community Development District Special Assessment
200 4.000 05/01/26 219
Orange Blossom Ranch Community Development District Special Assessment
140 4.850 05/01/39 158
Orange Blossom Ranch Community Development District Special Assessment
215 5.000 05/01/49 243
Orchid Grove Community Development District Special Assessment
1,245 5.000 05/01/36 1,346
Osceola Chain Lakes Community Development District Special Assessment
100 4.000 05/01/40 106
Palm Glades Community Development District Special Assessment
350 3.750 05/01/31 380
Palm Glades Community Development District Special Assessment
185 4.000 11/01/38 210
Palm Glades Community Development District Special Assessment
120 5.000 05/01/39 133
Palm Glades Community Development District Special Assessment
250 4.200 11/01/48 280
Parkland Preserve Community Development District Special Assessment
70 5.500 11/01/32 80
Parkland Preserve Community Development District Special Assessment
490 5.250 05/01/39 557
Parkland Preserve Community Development District Special Assessment
340 5.375 05/01/50 387
Parkway Center Community Development District Special Assessment Revenue
Bonds
130 4.375 05/01/31 150

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
538 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Parkway Center Community Development District Special Assessment Revenue
Bonds
175 4.700 05/01/49 202
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
195 4.375 05/01/36 224
Pinellas County Industrial Development Authority Revenue Bonds
100 5.000 07/01/39 113
Portico Community Development District Special Assessment
25 3.625 05/01/40 26
Preserve at South Branch Community Development District Special Assessment
Bonds
535 5.250 11/01/38 598
Preserve at South Branch Community Development District Special Assessment
Bonds
100 4.000 11/01/39 105
Quail Roost Community Development District Special Assessment
100 4.000 12/15/51 104
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 540 5.050 05/01/39 596
Randal Park Community Development District Special Assessment Revenue
Bonds
(Þ) 895 5.200 05/01/49 986
Reunion East Community Development District Special Assessment
755 5.000 05/01/33 836
Reunion East Community Development District Special Assessment
2,000 3.150 05/01/41 1,948
Reunion West Community Development District Special Assessment
30 4.500 05/01/39 32
Reunion West Community Development District Special Assessment
85 4.625 05/01/50 92
Rolling Oaks Community Development District Special Assessment
(Þ) 100 5.375 11/01/38 114
Rolling Oaks Community Development District Special Assessment
(Þ) 200 5.500 11/01/49 227
Sandmine Road Community Development District Special Assessment
(Þ) 20 2.625 05/01/25 20
Sandmine Road Community Development District Special Assessment
(Þ) 25 3.125 05/01/30 26
Sandmine Road Community Development District Special Assessment
(Þ) 60 3.625 05/01/40 62
Sandmine Road Community Development District Special Assessment
(Þ) 50 3.750 05/01/50 51
Sandmine Road Community Development District Special Assessment
(Þ) 50 4.000 11/01/51 52
Sarasota National Community Development District Special Assessment
100 3.875 05/01/31 100
Sarasota National Community Development District Special Assessment
(Þ) 100 4.125 05/01/31 101
Sarasota National Community Development District Special Assessment
285 3.900 05/01/41 288
Sarasota National Community Development District Special Assessment
(Þ) 200 4.125 05/01/41 202
Sawyers Landing Community Development District Special Assessment
(Þ) 175 4.125 05/01/41 185
Sawyers Landing Community Development District Special Assessment
(Þ) 300 4.250 05/01/53 315
Seminole County Industrial Development Authority Revenue Bonds
(Þ) 135 4.000 06/15/51 147
Seminole County Industrial Development Authority Revenue Bonds
(Þ) 100 4.000 06/15/56 108
Shell Point Community Development District Special Assessment
(Þ) 100 5.250 11/01/39 113
Shell Point Community Development District Special Assessment
(Þ) 175 5.375 11/01/49 196
Sherwood Manor Community Development District Special Assessment
(Þ) 200 5.250 11/01/49 230
Shingle Creek at Bronson Community Development District Special Assessment
475 3.100 06/15/31 479
Six Mile Creek Community Development District Special Assessment
20 4.125 11/01/40 21
Six Mile Creek Community Development District Special Assessment
75 3.500 05/01/41 75
Six Mile Creek Community Development District Special Assessment
50 4.250 11/01/50 53
Six Mile Creek Community Development District Special Assessment
75 4.000 05/01/51 77
South Creek Community Development District Special Assessment
25 4.000 06/15/51 26
South Fork III Community Development District Special Assessment
200 5.000 05/01/38 221
South Kendall Community Development District Special Assessment
100 4.125 11/01/40 108
Southern Groves Community Development District No. 5 Special Assessment
150 3.125 05/01/41 146
Southern Groves Community Development District No. 5 Special Assessment
600 4.000 05/01/43 630
Southern Groves Community Development District No. 5 Special Assessment
940 4.000 05/01/48 977
Southshore Bay Community Development District Special Assessment
(Þ) 750 3.000 05/01/33 738
St. Johns County Industrial Development Authority Revenue Bonds
550 4.000 12/15/41 598
St. Johns County Industrial Development Authority Revenue Bonds
25 4.000 12/15/46 27

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 539
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Johns County Industrial Development Authority Revenue Bonds
50 4.000 12/15/50 54
St. Johns County Industrial Development Authority Revenue Bonds
375 4.000 08/01/55 420
State of Florida Department of Transportation Turnpike System Revenue Bonds
1,000 3.000 07/01/51 1,045
Stillwater Community Development District Special Assessment
(Þ) 50 3.500 06/15/41 51
Stillwater Community Development District Special Assessment
(Þ) 100 4.000 06/15/51 104
Stonewater Community Development District Special Assessment
(Þ) 100 4.000 11/01/51 104
Stoneybrook South at Championsgate Community Development District Special
Assessment
200 4.500 06/15/39 219
Stoneybrook South at Championsgate Community Development District Special
Assessment
150 4.625 06/15/49 162
Stoneybrook South at Championsgate Community Development District Special
Assessment
(Þ) 1,000 3.750 12/15/50 1,016
Storey Park Community Development District Special Assessment
(Þ) 25 3.300 06/15/41 25
Storey Park Community Development District Special Assessment
(Þ) 50 4.000 06/15/51 52
Summer Woods Community Development District Special Assessment
25 3.400 05/01/41 25
Summer Woods Community Development District Special Assessment
25 4.000 05/01/51 26
Summer Woods Community Development District Special Assessment
(Þ) 75 4.000 05/01/52 77
Talis Park Community Development District Special Assessment
120 4.000 05/01/33 126
Tamarindo Community Development District Special Assessment
50 3.375 05/01/41 50
Tamarindo Community Development District Special Assessment
50 4.000 05/01/51 52
Tapestry Community Development District Special Assessment
100 5.000 05/01/46 107
Timber Creek Community Development District Special Assessment
(Þ) 1,000 5.000 11/01/48 1,139
Timber Creek Southwest Community Development District Special Assessment
(Þ) 75 3.300 12/15/41 75
Timber Creek Southwest Community Development District Special Assessment
(Þ) 1,375 4.000 12/15/51 1,426
Tohoqua Community Development District Special Assessment
(Þ) 100 3.600 05/01/41 101
Tolomato Community Development District Special Assessment
(µ) 200 3.750 05/01/40 220
Tolomato Community Development District Special Assessment
(Þ) 100 5.625 05/01/40 112
Toscana Isles Community Development District Special Assessment Revenue
Bonds
215 5.375 11/01/39 251
Toscana Isles Community Development District Special Assessment Revenue
Bonds
245 5.500 11/01/49 286
Touchstone Community Development District Special Assessment
(Þ) 100 4.625 06/15/38 110
Touchstone Community Development District Special Assessment
(Þ) 100 4.750 06/15/48 109
Town of Davie Educational Facilities Revenue Bonds
730 5.000 04/01/48 866
Towne Park Community Development District Special Assessment
60 4.625 05/01/50 65
Tradition Community Development District No. 9 Special Assessment
100 3.000 05/01/41 97
Tradition Community Development District No. 9 Special Assessment
100 4.000 05/01/52 104
Triple Creek Community Development District Special Assessment
40 5.250 11/01/27 43
Triple Creek Community Development District Special Assessment
80 6.125 11/01/46 92
Triple Creek Community Development District Special Assessment
(Þ) 265 5.375 11/01/48 301
TSR Community Development District Special Assessment
200 5.000 11/01/39 224
TSR Community Development District Special Assessment
100 4.000 11/01/40 106
TSR Community Development District Special Assessment
200 4.750 11/01/47 213
TSR Community Development District Special Assessment
485 5.125 11/01/49 541
Two Creeks Community Development District Special Assessment
100 3.500 05/01/32 108
Two Creeks Community Development District Special Assessment
100 3.625 05/01/37 108
Two Lakes Community Development District Special Assessment
(Þ) 290 4.000 12/15/28 312
Two Lakes Community Development District Special Assessment
150 3.750 12/15/39 158
Two Lakes Community Development District Special Assessment
(Þ) 200 5.000 12/15/47 233
Two Lakes Community Development District Special Assessment
200 4.000 12/15/49 210

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
540 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Union Park East Community Development District Special Assessment
(Þ) 500 5.500 11/01/47 569
V-Dana Community Development District Special Assessment
(Þ) 500 3.125 05/01/31 502
V-Dana Community Development District Special Assessment
(Þ) 100 4.000 05/01/51 104
Venetian Community Development District Special Assessment
150 5.000 05/01/23 152
Ventana Community Development District Special Assessment
(Þ) 500 5.000 05/01/38 564
Ventana Community Development District Special Assessment
(Þ) 500 5.125 05/01/49 564
Veranda Community Development District II Special Assessment
85 5.875 11/01/32 86
Veranda Community Development District II Special Assessment
235 5.000 11/01/39 264
Veranda Community Development District II Special Assessment
(Þ) 65 3.600 05/01/41 66
Veranda Community Development District II Special Assessment
315 5.125 11/01/49 353
Veranda Community Development District II Special Assessment
(Þ) 90 4.000 05/01/51 93
Verandah East Community Development District Special Assessment
200 4.000 05/01/31 209
Verano No. 1 Community Development District Special Assessment
150 4.750 11/01/25 156
Verano No. 1 Community Development District Special Assessment
(Þ) 100 4.000 05/01/31 111
Verano No. 1 Community Development District Special Assessment
250 5.125 11/01/35 285
Verano No. 1 Community Development District Special Assessment
(Þ) 100 4.000 05/01/37 109
Verano No. 1 Community Development District Special Assessment
245 5.250 11/01/46 276
Verano No. 2 Community Development District Special Assessment
60 4.000 05/01/50 62
Viera East Community Development District Special Assessment
(µ) 90 2.600 05/01/34 92
Viera East Community Development District Special Assessment
(µ) 50 2.750 05/01/38 51
Village Community Development District No. 12 Special Assessment
(Þ) 670 4.250 05/01/43 736
Village Community Development District No. 12 Special Assessment
(Þ) 670 4.375 05/01/50 736
Village Community Development District No. 13 Special Assessment
(Þ) 265 3.250 05/01/40 274
Village Community Development District No. 13 Special Assessment
(Þ) 590 3.500 05/01/51 607
Village Community Development District No. 13 Special Assessment
400 3.250 05/01/52 399
Villamar Community Development District Special Assessment
915 4.625 05/01/39 997
Vizcaya in Kendall Community Development District Special Assessment
100 4.125 11/01/46 107
Volusia County Educational Facility Authority Revenue Bonds
240 5.000 06/01/45 266
Waterford Landing Community Development District Special Assessment
145 5.500 05/01/34 154
Waterford Landing Community Development District Special Assessment
150 5.750 05/01/44 160
Watergrass Community Development District II Special Assessment
260 5.250 05/01/49 288
Waterset Central Community Development District Special Assessment
(Þ) 150 5.125 11/01/38 167
Waterset Central Community Development District Special Assessment
(Þ) 150 5.250 11/01/49 167
Wesbridge Community Development District Special Assessment
75 4.250 11/01/49 79
West Port Community Development District Special Assessment
(Þ) 90 3.400 05/01/41 90
West Port Community Development District Special Assessment
(Þ) 1,780 4.000 05/01/51 1,850
West Villages Improvement District Special Assessment
135 4.750 05/01/39 148
West Villages Improvement District Special Assessment
(Þ) 1,935 3.500 05/01/41 1,951
West Villages Improvement District Special Assessment
210 5.000 05/01/50 233
Westside Community Development District Special Assessment
(Þ) 100 4.100 05/01/37 107
Westside Community Development District Special Assessment
(Þ) 100 4.125 05/01/38 107
Westside Community Development District Special Assessment
815 4.000 05/01/50 850
Westside Haines City Community Development District Special Assessment
100 4.000 05/01/52 102
Wildblue Community Development District Special Assessment
(Þ) 125 4.250 06/15/39 135
Wildblue Community Development District Special Assessment
(Þ) 250 4.375 06/15/49 267
Wind Meadows South Community Development District Special Assessment
935 4.000 05/01/52 953
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/45 107
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/49 109

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 541
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Windward Community Development District Special Assessment
115 4.400 11/01/35 122
Zephyr Lakes Community Development District Special Assessment
(Þ) 50 3.375 05/01/41 49
Zephyr Lakes Community Development District Special Assessment
(Þ) 50 4.000 05/01/51 51
143,030
Georgia - 1.7%
Augusta Development Authority Revenue Bonds
1,065 5.000 07/01/31 1,226
Cobb County Development Authority Revenue Bonds
1,500 5.000 07/15/38 1,639
Fulton County Development Authority Revenue Bonds
4,750 4.000 04/01/50 5,364
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds
100 5.125 03/01/52 98
George L Smith II Congress Center Authority Revenue Bonds
60 3.625 01/01/31 65
George L Smith II Congress Center Authority Revenue Bonds
60 5.000 01/01/36 71
George L Smith II Congress Center Authority Revenue Bonds
2,470 4.000 01/01/54 2,763
George L Smith II Congress Center Authority Revenue Bonds
120 5.000 01/01/54 139
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 4.000 08/01/38 1,162
Main Street Natural Gas, Inc. Revenue Bonds
350 5.000 05/15/43 417
Main Street Natural Gas, Inc. Revenue Bonds
1,450 5.000 05/15/49 2,093
Municipal Electric Authority of Georgia Revenue Bonds
4,720 4.000 01/01/49 5,242
Municipal Electric Authority of Georgia Revenue Bonds
1,000 5.000 01/01/49 1,199
Municipal Electric Authority of Georgia Revenue Bonds
2,000 5.000 01/01/56 2,389
Municipal Electric Authority of Georgia Revenue Bonds
(µ) 1,750 5.000 01/01/62 2,107
Private Colleges & Universities Authority Revenue Bonds
1,000 5.000 10/01/40 1,126
Rockdale County Development Authority Revenue Bonds
(Þ) 225 4.000 01/01/38 252
27,352
Guam - 1.1%
Antonio B Won Pat International Airport Authority Revenue Bonds
100 3.839 10/01/36 102
Antonio B Won Pat International Airport Authority Revenue Bonds
125 4.460 10/01/43 130
Guam Business Privilege Tax Revenue Bonds
1,545 4.000 01/01/36 1,762
Guam Business Privilege Tax Revenue Bonds
3,075 4.000 01/01/42 3,422
Guam Department of Education Certificate of Participation
750 4.250 02/01/30 828
Guam Department of Education Certificate of Participation
385 5.000 02/01/40 434
Guam Government Waterworks Authority Revenue Bonds
50 5.000 07/01/33 58
Guam Government Waterworks Authority Revenue Bonds
4,090 5.000 07/01/35 4,411
Guam Government Waterworks Authority Revenue Bonds
80 5.000 07/01/36 92
Guam Government Waterworks Authority Revenue Bonds
60 5.000 07/01/37 69
Guam Government Waterworks Authority Revenue Bonds
1,120 5.500 07/01/43 1,214
Guam Government Waterworks Authority Revenue Bonds
1,215 5.000 01/01/46 1,356
Guam Government Waterworks Authority Revenue Bonds
185 5.000 01/01/50 223
Port Authority of Guam Revenue Bonds
200 5.000 07/01/37 232
Territory of Guam Revenue Bonds
500 5.000 12/01/31 580
Territory of Guam Revenue Bonds
100 5.000 11/01/35 125
Territory of Guam Revenue Bonds
100 5.000 11/01/40 123
Territory of Guam Revenue Bonds
2,000 5.125 01/01/42 2,016
Territory of Guam Revenue Bonds
200 5.000 12/01/46 227
17,404
Hawaii - 0.2%
State of Hawaii Department of Budget & Finance Revenue Bonds
(Þ) 2,210 5.000 01/01/30 2,332
State of Hawaii Department of Budget & Finance Revenue Bonds
625 3.200 07/01/39 674
3,006
Idaho - 0.1%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
542 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Nez Perce Pollution Control Revenue Bonds
825 2.750 10/01/24 868
Idaho Health Facilities Authority Revenue Bonds
400 5.000 09/01/37 453
1,321
Illinois - 9.7%
Bridgeview Finance Corp. Sales Tax Revenue Bonds
2,100 5.000 12/01/37 2,179
Chicago Board of Education General Obligation Unlimited
(µ) 75 3.634 12/01/27 68
Chicago Board of Education General Obligation Unlimited
(µ) 500 5.000 12/01/28 624
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/29 1,238
Chicago Board of Education General Obligation Unlimited
(µ) 345 5.078 12/01/29 297
Chicago Board of Education General Obligation Unlimited
225 6.038 12/01/29 254
Chicago Board of Education General Obligation Unlimited
(µ) 1,025 Zero coupon 12/01/30 856
Chicago Board of Education General Obligation Unlimited
(µ) 120 3.929 12/01/30 100
Chicago Board of Education General Obligation Unlimited
(µ) 375 4.044 12/01/31 304
Chicago Board of Education General Obligation Unlimited
(µ) 1,825 5.000 12/01/31 2,242
Chicago Board of Education General Obligation Unlimited
(µ) 250 5.000 12/01/32 306
Chicago Board of Education General Obligation Unlimited
170 5.125 12/01/32 188
Chicago Board of Education General Obligation Unlimited
(µ) 1,000 5.000 12/01/33 1,222
Chicago Board of Education General Obligation Unlimited
2,200 5.000 12/01/34 2,653
Chicago Board of Education General Obligation Unlimited
115 5.250 12/01/35 127
Chicago Board of Education General Obligation Unlimited
2,000 5.000 12/01/39 2,438
Chicago Board of Education General Obligation Unlimited
75 5.250 12/01/39 83
Chicago Board of Education General Obligation Unlimited
1,505 5.500 12/01/39 1,510
Chicago Board of Education General Obligation Unlimited
1,100 5.000 12/01/41 1,103
Chicago Board of Education General Obligation Unlimited
(Þ) 2,000 7.000 12/01/42 2,575
Chicago Board of Education General Obligation Unlimited
2,325 7.000 12/01/44 2,782
Chicago Board of Education General Obligation Unlimited
200 5.000 12/01/46 233
Chicago Board of Education General Obligation Unlimited
1,460 6.500 12/01/46 1,774
Chicago Board of Education General Obligation Unlimited
(Þ) 1,500 7.000 12/01/46 1,920
Chicago Board of Education Revenue Bonds
500 5.750 04/01/35 603
Chicago Board of Education Revenue Bonds
100 5.000 04/01/42 116
Chicago Board of Education Revenue Bonds
100 5.000 04/01/46 115
Chicago Board of Education Revenue Bonds
3,445 6.000 04/01/46 4,142
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 01/01/46 1,120
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 07/01/48 1,169
Chicago Sales Tax Securitization Corp. Revenue Bonds
100 5.000 01/01/36 125
Chicago Sales Tax Securitization Corp. Revenue Bonds
85 4.000 01/01/38 99
Chicago Sales Tax Securitization Corp. Revenue Bonds
110 4.000 01/01/39 128
Chicago Transit Authority Revenue Bonds
3,500 5.000 12/01/46 4,119
Chicago Wastewater Transmission Revenue Bonds
(µ) 75 5.250 01/01/42 90
Chicago Wastewater Transmission Revenue Bonds
(µ) 210 4.000 01/01/52 226
City of Belleville Sales Tax Revenue Tax Allocation
50 3.750 07/01/41 50
City of Chicago General Obligation Unlimited
250 5.000 01/01/25 282
City of Chicago General Obligation Unlimited
205 5.000 01/01/27 243
City of Chicago General Obligation Unlimited
425 5.000 01/01/28 514
City of Chicago General Obligation Unlimited
500 5.250 01/01/28 563
City of Chicago General Obligation Unlimited
360 5.000 01/01/29 442
City of Chicago General Obligation Unlimited
410 4.605 01/01/30 327
City of Chicago General Obligation Unlimited
390 5.000 01/01/30 487
City of Chicago General Obligation Unlimited
(µ) 375 4.556 01/01/31 309

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 543
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited
650 5.000 01/01/31 797
City of Chicago General Obligation Unlimited
250 5.500 01/01/31 281
City of Chicago General Obligation Unlimited
340 5.000 01/01/32 418
City of Chicago General Obligation Unlimited
235 5.000 01/01/33 236
City of Chicago General Obligation Unlimited
(æ) 900 5.000 01/01/34 1,029
City of Chicago General Obligation Unlimited
1,000 5.000 01/01/35 1,075
City of Chicago General Obligation Unlimited
100 5.250 01/01/35 101
City of Chicago General Obligation Unlimited
165 5.500 01/01/37 185
City of Chicago General Obligation Unlimited
2,000 5.000 01/01/38 2,262
City of Chicago General Obligation Unlimited
6,875 6.000 01/01/38 8,342
City of Chicago General Obligation Unlimited
2,465 5.500 01/01/42 2,749
City of Chicago General Obligation Unlimited
2,250 5.500 01/01/49 2,700
City of Chicago Waterworks Revenue Bonds
230 5.000 11/01/29 272
Cook County Community College District No. 508 General Obligation Unlimited
1,000 5.500 12/01/38 1,074
Illinois Development Finance Authority Revenue Bonds
(~)(Ê) 250 0.130 10/01/29 250
Illinois Finance Authority Revenue Bonds
500 2.250 07/01/33 486
Illinois Finance Authority Revenue Bonds
1,390 5.000 05/15/36 1,561
Illinois Finance Authority Revenue Bonds
1,000 5.000 09/01/36 1,177
Illinois Finance Authority Revenue Bonds
1,865 5.000 05/15/37 2,112
Illinois Finance Authority Revenue Bonds
630 5.000 12/01/37 703
Illinois Finance Authority Revenue Bonds
2,300 4.000 10/01/40 2,620
Illinois Finance Authority Revenue Bonds
1,000 4.000 05/15/41 1,107
Illinois Finance Authority Revenue Bonds
(Þ) 125 4.000 10/01/42 136
Illinois Finance Authority Revenue Bonds
1,000 4.000 08/01/46 1,119
Illinois Finance Authority Revenue Bonds
1,000 5.000 08/01/46 1,145
Illinois Finance Authority Revenue Bonds
100 5.000 09/01/46 117
Illinois Finance Authority Revenue Bonds
1,000 5.000 02/15/47 1,132
Illinois Finance Authority Revenue Bonds
100 5.000 05/15/47 112
Illinois Finance Authority Revenue Bonds
1,500 5.000 12/01/47 1,709
Illinois Finance Authority Revenue Bonds
(Þ) 705 6.125 04/01/49 848
Illinois Finance Authority Revenue Bonds
(~)(Ê) 2,600 0.060 08/15/49 2,600
Illinois Finance Authority Revenue Bonds
1,050 4.000 10/01/50 1,168
Illinois Finance Authority Revenue Bonds
50 5.000 05/15/51 58
Illinois Finance Authority Revenue Bonds
50 4.000 11/01/51 56
Illinois Finance Authority Revenue Bonds (
Ø) 47 5.000 12/01/53 —
Illinois Finance Authority Revenue Bonds
50 5.000 05/15/56 57
Illinois Finance Authority Revenue Bonds
50 4.000 11/01/56 56
Illinois Sports Facilities Authority (The) Revenue Bonds
100 5.000 06/15/30 124
Illinois Sports Facilities Authority (The) Revenue Bonds
35 5.000 06/15/31 44
Illinois Sports Facilities Authority (The) Revenue Bonds
30 5.000 06/15/32 38
Illinois State University Revenue Bonds
(µ) 250 5.000 04/01/36 302
Illinois State University Revenue Bonds
(µ) 225 5.000 04/01/37 271
Illinois State University Revenue Bonds
(µ) 200 5.000 04/01/38 241
Illinois State University Revenue Bonds
(µ) 275 5.000 04/01/39 330
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,220 1.798 06/15/28 1,087
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 10 2.968 06/15/30 9
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 305 4.341 06/15/30 256
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,385 2.198 12/15/32 1,079

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
544 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 Zero coupon 12/15/35 1,060
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 5,200 Zero coupon 06/15/44 2,796
Metropolitan Pier & Exposition Authority Revenue Bonds
4,500 4.000 06/15/50 4,967
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 5.000 06/15/50 1,770
Metropolitan Pier & Exposition Authority Revenue Bonds
10,000 6.070 12/15/51 3,945
Metropolitan Pier & Exposition Authority Revenue Bonds
2,000 4.000 06/15/52 2,221
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 5.000 06/15/52 1,698
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 1,600 4.752 12/15/56 568
Metropolitan Pier & Exposition Authority Revenue Bonds
6,800 5.068 12/15/56 2,260
Metropolitan Pier & Exposition Authority Revenue Bonds
970 5.000 06/15/57 1,120
Sangamon County Water Reclamation District General Obligation Unlimited
1,750 4.000 01/01/49 1,939
Sangamon County Water Reclamation District General Obligation Unlimited
1,000 5.750 01/01/53 1,151
State of Illinois General Obligation Unlimited
350 5.000 11/01/21 350
State of Illinois General Obligation Unlimited
1,625 5.000 11/01/25 1,877
State of Illinois General Obligation Unlimited
1,270 5.000 02/01/27 1,505
State of Illinois General Obligation Unlimited
400 5.000 05/01/28 441
State of Illinois General Obligation Unlimited
700 5.000 10/01/28 851
State of Illinois General Obligation Unlimited
5,775 5.000 11/01/28 6,885
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/29 1,101
State of Illinois General Obligation Unlimited
3,830 5.000 11/01/29 4,537
State of Illinois General Obligation Unlimited
(µ) 875 4.000 02/01/30 993
State of Illinois General Obligation Unlimited
(µ) 265 4.000 02/01/31 299
State of Illinois General Obligation Unlimited
2,750 5.000 05/01/32 3,265
State of Illinois General Obligation Unlimited
1,280 5.100 06/01/33 1,493
State of Illinois General Obligation Unlimited
1,000 5.000 10/01/33 1,194
State of Illinois General Obligation Unlimited
500 5.000 12/01/35 584
State of Illinois General Obligation Unlimited
100 4.000 11/01/38 112
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/39 1,094
State of Illinois General Obligation Unlimited
100 5.500 05/01/39 124
State of Illinois General Obligation Unlimited
2,600 5.000 12/01/39 3,011
State of Illinois General Obligation Unlimited
1,000 4.000 10/01/40 1,121
State of Illinois General Obligation Unlimited
2,500 4.000 11/01/41 2,772
State of Illinois General Obligation Unlimited
1,910 4.500 12/01/41 2,132
State of Illinois General Obligation Unlimited
840 5.000 05/01/42 973
State of Illinois General Obligation Unlimited
250 5.000 12/01/42 288
State of Illinois General Obligation Unlimited
240 5.000 05/01/43 278
State of Illinois General Obligation Unlimited
1,250 5.750 05/01/45 1,552
State of Illinois General Obligation Unlimited
300 4.250 10/01/45 337
State of Illinois General Obligation Unlimited
500 5.000 03/01/46 599
Town of Cortland Special Service Areas No. 9 & 10 Special Tax
100 5.800 03/01/37 100
University of Illinois Revenue Bonds
(µ) 1,500 3.000 04/01/39 1,598
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
(Þ) 100 5.000 01/01/55 104
Village of Morton Grove Tax Increment Revenue Tax Allocation
100 5.000 01/01/39 103
155,144
Indiana - 0.5%
City of Goshen Revenue Bonds
(Þ) 1,000 5.000 08/01/41 974
Indiana Finance Authority Revenue Bonds
500 4.125 12/01/26 549
Indiana Finance Authority Revenue Bonds
475 3.000 11/01/30 496
Indiana Finance Authority Revenue Bonds
250 4.000 11/15/41 286

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 545
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/44 109
Indiana Finance Authority Revenue Bonds
2,000 5.000 10/01/44 2,179
Indiana Finance Authority Revenue Bonds
405 5.500 08/15/45 406
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/49 108
Indiana Finance Authority Revenue Bonds
50 5.000 07/01/55 55
Indiana Municipal Power Agency Revenue Bonds
275 5.000 01/01/42 325
Town of Upland Revenue Bonds
1,695 4.000 09/01/41 1,962
Town of Upland Revenue Bonds
200 2.500 09/01/50 183
7,632
Iowa - 0.4%
City of Coralville Revenue Bonds
1,070 4.000 05/01/31 1,074
Iowa Finance Authority Revenue Bonds
(µ) 115 3.125 12/01/22 117
Iowa Higher Education Loan Authority Revenue Bonds
2,500 4.000 10/01/45 2,792
Iowa Tobacco Settlement Financing Corp. Revenue Bonds
11,325 Zero coupon 06/01/65 1,915
Xenia Rural Water District Revenue Bonds
1,250 5.000 12/01/36 1,433
7,331
Kansas - 0.1%
City of Manhattan Revenue Bonds
75 4.000 06/01/46 80
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/28 83
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/29 83
City of Wichita Health Care Facilities Revenue Bonds
150 5.000 05/15/34 164
City of Wichita Health Care Facilities Revenue Bonds
60 5.000 05/15/50 64
Wyandotte County City Unified Government Revenue Bonds
440 4.500 06/01/40 458
932
Kentucky - 0.3%
County of Carroll Environmental Facilities Authority Revenue Bonds
425 2.000 02/01/32 432
County of Carroll Environmental Facilities Authority Revenue Bonds
325 2.125 10/01/34 331
Kentucky Bond Development Corp. Revenue Bonds
50 4.000 06/01/46 58
Kentucky Bond Development Corp. Revenue Bonds
75 4.000 06/01/51 86
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 150 4.000 06/01/37 166
Kentucky Economic Development Finance Authority Revenue Bonds
1,500 5.000 06/01/41 1,742
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000 12/01/41 115
Kentucky Economic Development Finance Authority Revenue Bonds
(µ) 100 4.000 06/01/45 110
Kentucky Economic Development Finance Authority Revenue Bonds
130 5.000 08/01/49 155
Kentucky Public Energy Authority Revenue Bonds
(~)(æ)(Ê) 1,000 4.000 12/01/49 1,107
Kentucky State University Certificate of Participation
(µ) 500 4.000 11/01/51 584
4,886
Louisiana - 0.9%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/34 150
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/39 148
City of New Orleans Sewerage Service Revenue Bonds
75 4.000 06/01/50 85
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 970 0.120 08/01/35 970
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 1,450 0.120 12/01/40 1,450
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 100 4.125 06/01/39 106
Lakeshore Villages Master Community Development District Special Assessment
100 3.200 06/01/41 97
Lakeshore Villages Master Community Development District Special Assessment
(Þ) 200 4.375 06/01/48 212
Lakeshore Villages Master Community Development District Special Assessment
125 4.000 06/01/51 129

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
546 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 80 5.000 10/01/39 97
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 150 4.000 10/01/41 168
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(Þ) 250 5.625 06/15/51 273
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 1,175 0.120 04/02/23 1,175
Louisiana Public Facilities Authority Revenue Bonds
635 4.000 05/15/42 707
Louisiana Public Facilities Authority Revenue Bonds
750 5.000 05/15/46 881
Louisiana Public Facilities Authority Revenue Bonds
(µ) 385 3.000 06/01/50 404
Louisiana Public Facilities Authority Revenue Bonds
75 4.000 06/01/50 85
Louisiana Public Facilities Authority Revenue Bonds
550 5.000 07/01/59 653
New Orleans Aviation Board Revenue Bonds
1,000 5.000 01/01/40 1,122
New Orleans Aviation Board Revenue Bonds
2,000 5.000 01/01/45 2,235
New Orleans Aviation Board Revenue Bonds
150 5.000 01/01/48 176
Parish of St. James Revenue Bonds
(~)(æ)(Ê)(Þ) 100 6.100 06/01/38 129
Parish of St. James Revenue Bonds
(Þ) 125 6.350 07/01/40 164
Parish of St. James Revenue Bonds
(~)(æ)(Ê)(Þ) 1,000 5.850 08/01/41 1,129
Parish of St. John the Baptist Revenue Bonds
(~)(æ)(Ê) 20 2.000 06/01/37 20
Parish of St. John the Baptist Revenue Bonds
(~)(æ)(Ê) 50 2.200 06/01/37 52
Parish of St. John the Baptist Revenue Bonds
(~)(æ)(Ê) 1,050 2.375 06/01/37 1,100
Port New Orleans Board of Commissioners Revenue Bonds
(µ) 1,000 5.000 04/01/48 1,175
15,092
Maine - 0.3%
City of Portland General Airport Revenue Bonds
1,065 5.000 01/01/37 1,213
City of Portland General Airport Revenue Bonds
1,295 5.000 01/01/38 1,473
Maine Health & Higher Educational Facilities Authority Revenue Bonds
2,000 5.000 07/01/33 2,156
Maine Health & Higher Educational Facilities Authority Revenue Bonds
500 5.000 07/01/43 601
Maine Health & Higher Educational Facilities Authority Revenue Bonds
115 4.000 07/01/45 132
Maine Health & Higher Educational Facilities Authority Revenue Bonds
140 4.000 07/01/50 159
5,734
Maryland - 0.9%
Baltimore Research Park Project Revenue Bonds
360 4.000 01/01/45 410
Baltimore Research Park Project Revenue Bonds
440 4.000 01/01/50 501
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.500 06/01/39 103
Baltimore Research Park Project Tax Allocation
(Þ) 100 3.625 06/01/46 103
City of Baltimore Revenue Bonds
100 5.000 09/01/28 107
City of Baltimore Revenue Bonds
150 5.000 09/01/38 168
City of Baltimore Revenue Bonds
55 5.000 09/01/39 58
City of Baltimore Revenue Bonds
365 5.000 09/01/46 383
City of Brunswick Special Tax
100 5.000 07/01/36 117
County of Frederick Educational Facilities Revenue Bonds
(Þ) 1,705 5.000 09/01/45 1,867
County of Frederick Special Tax
235 4.000 07/01/50 261
County of Prince George's Special Obligation Tax Allocation
(Þ) 115 5.250 07/01/48 128
Maryland Economic Development Corp. Revenue Bonds
(Þ) 1,400 3.997 04/01/34 1,495
Maryland Economic Development Corp. Revenue Bonds
1,100 4.000 07/01/39 1,254
Maryland Economic Development Corp. Revenue Bonds
75 4.000 07/01/40 84
Maryland Economic Development Corp. Revenue Bonds
200 5.000 06/01/49 236
Maryland Economic Development Corp. Revenue Bonds
100 4.250 07/01/50 112
Maryland Economic Development Corp. Revenue Bonds
75 5.000 07/01/50 89

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 547
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maryland Economic Development Corp. Revenue Bonds
150 5.000 07/01/56 178
Maryland Economic Development Corp. Revenue Bonds
125 5.000 06/01/58 133
Maryland Economic Development Corp. Tax Allocation
350 4.000 09/01/40 394
Maryland Health & Educational Facilities Authority Revenue Bonds
1,500 4.000 01/01/51 1,695
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
50 3.000 10/01/34 52
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 1,100 0.100 04/01/35 1,100
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
600 5.250 01/01/37 669
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
25 4.000 10/01/40 28
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,250 5.000 07/01/43 1,432
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/45 1,115
14,272
Massachusetts - 0.9%
Commonwealth of Massachusetts General Obligation Limited
1,500 4.000 05/01/39 1,729
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 285 1.030 05/01/37 282
Massachusetts Development Finance Agency Revenue Bonds
1,415 5.000 09/01/35 1,563
Massachusetts Development Finance Agency Revenue Bonds
1,580 5.000 10/01/35 1,779
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 1,250 5.000 10/01/37 1,354
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 100 5.000 11/15/38 110
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 1,300 5.000 07/01/41 1,436
Massachusetts Development Finance Agency Revenue Bonds
2,005 5.000 07/01/44 2,288
Massachusetts Development Finance Agency Revenue Bonds
(µ) 125 4.000 10/01/45 144
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 150 5.125 11/15/46 165
Massachusetts Development Finance Agency Revenue Bonds
(~)(Ê) 2,400 0.070 08/15/48 2,400
Massachusetts Development Finance Agency Revenue Bonds
110 4.000 07/01/50 123
Massachusetts Educational Financing Authority Revenue Bonds
400 2.000 07/01/37 395
Massachusetts Educational Financing Authority Revenue Bonds
1,000 3.000 07/01/51 990
14,758
Michigan - 2.5%
City of Detroit General Obligation Limited
(~)(Ê) 5,800 4.000 04/01/44 5,532
City of Detroit General Obligation Unlimited
75 2.960 04/01/27 76
City of Detroit General Obligation Unlimited
50 3.110 04/01/28 50
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/29 1,186
City of Detroit General Obligation Unlimited
100 5.500 04/01/31 126
City of Detroit General Obligation Unlimited
100 5.500 04/01/32 126
City of Detroit General Obligation Unlimited
100 5.500 04/01/33 125
City of Detroit General Obligation Unlimited
50 3.644 04/01/34 50
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/34 1,167
City of Detroit General Obligation Unlimited
50 5.500 04/01/34 63
City of Detroit General Obligation Unlimited
50 5.500 04/01/35 62
City of Detroit General Obligation Unlimited
535 5.500 04/01/36 666
City of Detroit General Obligation Unlimited
565 5.500 04/01/37 701
City of Detroit General Obligation Unlimited
100 5.500 04/01/38 124
City of Detroit General Obligation Unlimited
100 5.500 04/01/39 124
City of Detroit General Obligation Unlimited
125 4.000 04/01/40 139
City of Detroit General Obligation Unlimited
100 5.500 04/01/40 123
City of Detroit General Obligation Unlimited
40 4.000 04/01/42 44
City of Detroit General Obligation Unlimited
570 5.500 04/01/45 701
City of Detroit General Obligation Unlimited
400 5.000 04/01/46 483

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
548 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Detroit General Obligation Unlimited
375 5.000 04/01/50 451
City of Detroit General Obligation Unlimited
175 5.500 04/01/50 214
City of Detroit Sewage Disposal System Revenue Bonds
(µ)(æ) 500 5.000 07/01/39 516
City of Detroit Sewage Disposal System Revenue Bonds
(æ) 2,010 5.250 07/01/39 2,078
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 2,250 5.000 07/01/48 2,480
Detroit Service Learning Academy Revenue Bonds
1,000 4.000 07/01/41 1,031
Grand Rapids Charter Township Revenue Bonds
200 5.000 05/15/37 232
Grand Rapids Charter Township Revenue Bonds
100 5.000 05/15/44 115
Karegnondi Water Authority Revenue Bonds
75 5.000 11/01/45 90
Kentwood Economic Development Corp. Revenue Bonds
100 4.000 11/15/43 105
Kentwood Economic Development Corp. Revenue Bonds
25 4.000 11/15/45 27
Michigan Finance Authority Revenue Bonds
1,000 3.875 10/01/23 1,044
Michigan Finance Authority Revenue Bonds
700 4.000 02/01/29 753
Michigan Finance Authority Revenue Bonds
300 5.000 07/01/33 345
Michigan Finance Authority Revenue Bonds
(µ) 1,000 5.000 07/01/36 1,111
Michigan Finance Authority Revenue Bonds
1,635 5.000 02/01/37 1,815
Michigan Finance Authority Revenue Bonds
450 3.267 06/01/39 479
Michigan Finance Authority Revenue Bonds
100 4.250 12/01/39 101
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/45 28
Michigan Finance Authority Revenue Bonds
1,815 5.500 11/15/45 1,946
Michigan Finance Authority Revenue Bonds
100 5.000 12/01/46 103
Michigan Finance Authority Revenue Bonds
275 5.000 11/15/48 336
Michigan Finance Authority Revenue Bonds
135 5.000 06/01/49 158
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/50 28
Michigan Finance Authority Revenue Bonds
325 4.000 11/15/50 364
Michigan Finance Authority Revenue Bonds
18,850 4.785 06/01/65 2,395
Michigan Mathematics & Science Initiative Revenue Bonds
1,110 4.000 01/01/41 1,216
Michigan Strategic Fund Revenue Bonds
(~)(æ)(Ê) 300 4.000 10/01/26 333
Michigan Strategic Fund Revenue Bonds
125 5.000 05/15/37 145
Michigan Strategic Fund Revenue Bonds
1,000 5.000 11/15/43 1,138
Michigan Strategic Fund Revenue Bonds
100 5.000 05/15/44 115
Michigan Strategic Fund Revenue Bonds
(µ) 435 4.500 06/30/48 504
Michigan Strategic Fund Revenue Bonds
3,000 5.000 06/30/48 3,537
Michigan Tobacco Settlement Finance Authority Revenue Bonds
10,000 8.675 06/01/46 1,292
Michigan Tobacco Settlement Finance Authority Revenue Bonds
4,255 9.111 06/01/52 482
Star International Academy Revenue Bonds
450 5.000 03/01/30 520
Star International Academy Revenue Bonds
500 5.000 03/01/33 573
Tipton Academy Revenue Bonds
325 4.000 06/01/51 319
Universal Academy Revenue Bonds
500 4.000 12/01/31 553
Universal Academy Revenue Bonds
65 4.000 12/01/40 71
40,811
Minnesota - 0.8%
City of Blaine Healthcare Revenue Bonds
400 6.125 07/01/45 380
City of Forest Lake Charter School Lease Revenue Bonds
500 5.250 08/01/43 565
City of Ham Lake Revenue Bonds
2,000 5.000 11/01/36 2,214
City of Minneapolis Charter Lease Revenue Bonds
(Þ) 1,400 5.000 12/01/32 1,579
City of St Cloud Revenue Bonds
380 5.000 05/01/48 461
City of St Cloud Revenue Bonds
125 4.000 05/01/49 141
City of Woodbury Revenue Bonds
25 4.000 12/01/40 27

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 549
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Woodbury Revenue Bonds
25 4.000 12/01/50 27
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
500 5.625 12/01/55 155
Duluth Economic Development Authority Revenue Bonds
100 4.000 07/01/31 108
Duluth Economic Development Authority Revenue Bonds
425 4.000 06/15/35 481
Duluth Economic Development Authority Revenue Bonds
400 4.000 06/15/36 453
Duluth Economic Development Authority Revenue Bonds
100 4.000 07/01/36 107
Duluth Economic Development Authority Revenue Bonds
55 4.000 07/01/41 58
Duluth Economic Development Authority Revenue Bonds
200 4.250 02/15/48 225
Duluth Economic Development Authority Revenue Bonds
2,500 5.000 02/15/48 2,938
Duluth Economic Development Authority Revenue Bonds
1,425 5.250 02/15/53 1,713
Duluth Independent School District No. 709 Certificate of Participation
35 3.250 03/01/25 36
Duluth Independent School District No. 709 Certificate of Participation
40 4.000 03/01/26 43
Duluth Independent School District No. 709 Certificate of Participation
45 4.000 03/01/29 48
Duluth Independent School District No. 709 Certificate of Participation
75 4.000 03/01/32 79
Duluth Independent School District No. 709 Certificate of Participation
40 4.200 03/01/34 42
Minnesota Higher Education Facilities Authority Revenue Bonds
100 4.000 12/01/40 113
Minnesota Higher Education Facilities Authority Revenue Bonds
100 5.000 05/01/47 110
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 140 5.250 07/01/33 158
St. Paul Housing & Redevelopment Authority Revenue Bonds
(Þ) 230 5.500 07/01/38 259
12,520
Mississippi - 1.3%
Mississippi Business Finance Corp. Revenue Bonds
(Þ) 1,530 4.000 10/15/30 1,485
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 3,000 0.110 12/01/30 3,000
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê 7,240 0.130 12/01/30 7,240
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 100 0.140 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 4,160 0.130 11/01/35 4,160
Mississippi Business Finance Corp. Revenue Bonds
1,400 2.375 06/01/44 1,298
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000 10/01/31 118
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000 10/01/32 118
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000 10/01/33 117
Mississippi Development Bank Revenue Bonds
(Þ) 1,025 4.000 10/01/34 1,099
Mississippi Development Bank Revenue Bonds
(Þ) 900 4.000 10/01/35 964
Mississippi Development Bank Revenue Bonds
(Þ) 950 4.000 10/01/36 1,015
Mississippi Development Bank Revenue Bonds
(Þ) 200 4.000 10/01/41 212
20,926
Missouri - 0.6%
Branson Industrial Development Authority Tax Allocation
130 5.500 06/01/29 130
Cape Girardeau County Industrial Development Authority Revenue Bonds
75 5.000 03/01/36 87
Cape Girardeau County Industrial Development Authority Revenue Bonds
175 3.000 03/01/46 177
Cape Girardeau County Industrial Development Authority Revenue Bonds
1,600 4.000 03/01/46 1,777
City of St. Louis Industrial Development Authority Revenue Bonds
100 4.750 11/15/47 101
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
1,560 5.000 05/01/40 1,661
I-470 Western Gateway Transportation Development District Revenue Bonds
(Þ) 250 5.250 12/01/48 263
Joplin Industrial Development Authority Revenue Bonds
50 3.500 11/01/40 50
Joplin Industrial Development Authority Revenue Bonds
75 4.250 11/01/50 75
Kansas City Industrial Development Authority Revenue Bonds
(µ) 705 5.000 03/01/49 838
Kansas City Industrial Development Authority Revenue Bonds
(µ) 275 5.000 03/01/57 329
Kansas City Land Clearance Redevelopment Authority Tax Allocation
(Þ) 1,500 5.000 02/01/40 1,516
Missouri State Health & Educational Facilities Authority Revenue Bonds
155 5.000 09/01/43 186

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
550 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Missouri State Health & Educational Facilities Authority Revenue Bonds
130 5.000 09/01/48 155
Plaza at Noah's Ark Community Improvement District Revenue Bonds
450 3.000 05/01/25 460
Plaza at Noah's Ark Community Improvement District Revenue Bonds
50 3.000 05/01/30 50
Plaza at Noah's Ark Community Improvement District Revenue Bonds
25 3.125 05/01/35 25
St. Louis County Industrial Development Authority Revenue Bonds
650 5.000 08/15/30 699
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds
500 4.000 06/01/41 531
9,110
Montana - 0.1%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds
1,500 5.000 07/01/43 1,742
Montana Facility Finance Authority Revenue Bonds
500 3.000 06/01/50 525
2,267
Nevada - 0.3%
Carson City Hospital Revenue Bonds
1,025 5.000 09/01/47 1,211
City of Las Vegas Special Improvement District No. 816 Special Assessment
50 3.000 06/01/41 50
City of Las Vegas Special Improvement District No. 816 Special Assessment
100 3.125 06/01/51 100
Henderson Local Improvement Districts Special Assessment
50 4.000 09/01/35 53
Las Vegas Convention & Visitors Authority Revenue Bonds
70 5.000 07/01/29 88
Las Vegas Convention & Visitors Authority Revenue Bonds
50 5.000 07/01/30 60
Las Vegas Convention & Visitors Authority Revenue Bonds
35 5.000 07/01/35 42
Las Vegas Convention & Visitors Authority Revenue Bonds
155 5.000 07/01/43 185
Las Vegas Redevelopment Agency Tax Allocation
250 5.000 06/15/45 282
Las Vegas Special Improvement District No. 607 Special Assessment
135 5.000 06/01/24 146
Las Vegas Special Improvement District No. 813 Special Assessment
15 4.250 06/01/37 16
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.375 06/01/42 27
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.500 06/01/47 27
Las Vegas Special Improvement District No. 814 Special Assessment
80 4.000 06/01/49 85
Las Vegas Special Improvement District No. 815 Special Assessment
50 5.000 12/01/49 57
Nevada Department of Business & Industry Revenue Bonds
(Þ) 1,100 5.000 07/15/37 1,194
Tahoe-Douglas Visitors Authority Revenue Bonds
1,000 5.000 07/01/34 1,168
Tahoe-Douglas Visitors Authority Revenue Bonds
165 5.000 07/01/45 188
Tahoe-Douglas Visitors Authority Revenue Bonds
175 5.000 07/01/51 199
5,178
New Hampshire - 0.4%
New Hampshire Business Finance Authority Revenue Bonds
(~)(Ê)(Þ) 100 2.950 04/01/29 105
New Hampshire Business Finance Authority Revenue Bonds
250 4.000 01/01/41 271
New Hampshire Business Finance Authority Revenue Bonds
(~)(æ)(Ê)(Þ) 180 3.625 07/01/43 188
New Hampshire Business Finance Authority Revenue Bonds
(~)(æ)(Ê)(Þ) 310 3.750 07/01/45 325
New Hampshire Business Finance Authority Revenue Bonds
1,000 4.000 01/01/51 1,073
New Hampshire Health and Education Facilities Authority Revenue Bonds
350 5.000 08/01/32 433
New Hampshire Health and Education Facilities Authority Revenue Bonds
370 5.000 08/01/33 457
New Hampshire Health and Education Facilities Authority Revenue Bonds
390 5.000 08/01/34 481
New Hampshire Health and Education Facilities Authority Revenue Bonds
415 5.000 08/01/35 511
New Hampshire Health and Education Facilities Authority Revenue Bonds
430 5.000 08/01/36 529
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 10/01/36 572
New Hampshire Health and Education Facilities Authority Revenue Bonds
455 5.000 08/01/37 558
New Hampshire Health and Education Facilities Authority Revenue Bonds
480 5.000 08/01/38 588
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 08/01/39 611
New Hampshire Health and Education Facilities Authority Revenue Bonds
525 5.000 08/01/40 640
7,342

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey - 4.6%
Atlantic City General Obligation Unlimited
500 5.000 12/01/24 520
Atlantic City General Obligation Unlimited
450 5.000 12/01/25 467
Atlantic City General Obligation Unlimited
270 5.000 12/01/28 279
Atlantic City General Obligation Unlimited
(µ) 225 5.000 03/01/32 268
Atlantic City General Obligation Unlimited
(µ) 35 5.000 03/01/37 41
Atlantic City General Obligation Unlimited
(µ) 45 5.000 03/01/42 53
Atlantic County Improvement Authority Revenue Bonds
(µ) 50 4.000 07/01/53 58
Essex County Improvement Authority Revenue Bonds
545 4.000 06/15/38 621
Essex County Improvement Authority Revenue Bonds
815 4.000 06/15/46 911
New Jersey Economic Development Authority Revenue Bonds
930 5.125 09/15/23 967
New Jersey Economic Development Authority Revenue Bonds
(µ) 1,360 7.425 02/15/29 1,724
New Jersey Economic Development Authority Revenue Bonds
2,150 5.250 09/15/29 2,233
New Jersey Economic Development Authority Revenue Bonds
500 4.000 07/01/32 559
New Jersey Economic Development Authority Revenue Bonds
500 5.000 07/01/32 552
New Jersey Economic Development Authority Revenue Bonds
500 5.000 06/15/41 583
New Jersey Economic Development Authority Revenue Bonds
275 3.000 08/01/41 280
New Jersey Economic Development Authority Revenue Bonds
(µ) 200 5.000 06/01/42 236
New Jersey Economic Development Authority Revenue Bonds
635 5.000 06/15/42 751
New Jersey Economic Development Authority Revenue Bonds
1,500 5.375 01/01/43 1,648
New Jersey Economic Development Authority Revenue Bonds
5,000 5.000 11/01/44 6,035
New Jersey Economic Development Authority Revenue Bonds
100 5.000 07/01/47 108
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000 07/15/47 1,133
New Jersey Economic Development Authority Revenue Bonds
675 5.000 10/01/47 772
New Jersey Economic Development Authority Revenue Bonds
1,250 5.000 01/01/48 1,286
New Jersey Economic Development Authority Revenue Bonds
275 4.000 06/15/50 308
New Jersey Educational Facilities Authority Revenue Bonds
200 4.000 07/01/42 204
New Jersey Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/46 1,073
New Jersey Educational Facilities Authority Revenue Bonds
500 3.000 07/01/50 512
New Jersey Health Care Facilities Financing Authority Revenue Bonds
100 5.000 07/01/30 117
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 300 4.125 07/01/38 324
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 150 5.000 07/01/46 170
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,400 3.912 12/15/26 1,302
New Jersey Transportation Trust Fund Authority Revenue Bonds
600 4.302 12/15/29 514
New Jersey Transportation Trust Fund Authority Revenue Bonds
530 5.000 06/15/30 621
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 2,160 4.168 12/15/30 1,811
New Jersey Transportation Trust Fund Authority Revenue Bonds
290 5.000 06/15/31 338
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 4.000 12/15/31 431
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.403 12/15/32 619
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 500 3.965 12/15/33 390
New Jersey Transportation Trust Fund Authority Revenue Bonds
730 4.465 12/15/33 555
New Jersey Transportation Trust Fund Authority Revenue Bonds
450 5.000 12/15/33 550
New Jersey Transportation Trust Fund Authority Revenue Bonds
100 4.526 12/15/34 74
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 975 4.823 12/15/34 738
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 5.000 12/15/35 451
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 4,950 5.130 12/15/35 3,592
New Jersey Transportation Trust Fund Authority Revenue Bonds
550 5.591 12/15/35 391
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 150 4.342 12/15/36 105
New Jersey Transportation Trust Fund Authority Revenue Bonds
3,755 4.668 12/15/36 2,581

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
552 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds
460 5.000 12/15/36 559
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,250 4.000 06/15/37 2,600
New Jersey Transportation Trust Fund Authority Revenue Bonds
6,735 4.649 12/15/37 4,470
New Jersey Transportation Trust Fund Authority Revenue Bonds
925 5.000 06/15/38 1,055
New Jersey Transportation Trust Fund Authority Revenue Bonds
320 4.250 12/15/38 365
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,060 5.000 06/15/42 1,091
New Jersey Transportation Trust Fund Authority Revenue Bonds
400 4.000 06/15/44 445
New Jersey Transportation Trust Fund Authority Revenue Bonds
185 3.500 06/15/46 196
New Jersey Transportation Trust Fund Authority Revenue Bonds
300 3.000 06/15/50 306
New Jersey Transportation Trust Fund Authority Revenue Bonds
4,000 4.000 06/15/50 4,484
New Jersey Turnpike Authority Revenue Bonds
1,785 4.000 01/01/48 2,035
South Jersey Port Corp. Revenue Bonds
1,645 5.000 01/01/36 1,929
South Jersey Port Corp. Revenue Bonds
1,450 5.000 01/01/48 1,674
South Jersey Port Corp. Revenue Bonds
3,000 5.000 01/01/49 3,500
South Jersey Transportation Authority LLC Revenue Bonds
315 5.000 11/01/26 354
South Jersey Transportation Authority LLC Revenue Bonds
945 5.000 11/01/39 1,036
South Jersey Transportation Authority LLC Revenue Bonds
4,500 4.000 11/01/50 5,036
Tobacco Settlement Financing Corp. Revenue Bonds
2,080 5.000 06/01/46 2,395
Union County Improvement Authority Revenue Bonds
(Þ) 600 6.750 12/01/41 624
74,010
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
50 4.000 09/01/33 58
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
75 4.000 09/01/40 85
143
New York - 8.2%
Brooklyn Arena Local Development Corp. Revenue Bonds
250 5.000 07/15/25 288
Brooklyn Arena Local Development Corp. Revenue Bonds
175 5.000 07/15/26 208
Brooklyn Arena Local Development Corp. Revenue Bonds
125 5.000 07/15/28 149
Brooklyn Arena Local Development Corp. Revenue Bonds
200 5.000 07/15/42 230
Brooklyn Arena Local Development Corp. Revenue Bonds
(µ) 30 3.000 07/15/43 31
Brooklyn Arena Local Development Corp. Revenue Bonds
75 Zero coupon 07/15/46 36
Broome County Local Development Corp. Revenue Bonds
(µ) 180 4.000 04/01/50 204
Build NYC Resource Corp. Revenue Bonds
(Þ) 100 2.500 06/15/31 99
Build NYC Resource Corp. Revenue Bonds
25 4.000 06/15/36 28
Build NYC Resource Corp. Revenue Bonds
100 4.000 06/15/51 106
Build NYC Resource Corp. Revenue Bonds
(Þ) 350 5.000 06/15/51 413
Build NYC Resource Corp. Revenue Bonds
(Þ) 250 5.000 12/01/51 281
Build NYC Resource Corp. Revenue Bonds
(Þ) 100 5.000 12/01/55 112
City of New York General Obligation Unlimited
275 5.000 03/01/44 330
Dutchess County Local Development Corp. Revenue Bonds
(Þ) 275 5.000 07/01/45 322
Dutchess County Local Development Corp. Revenue Bonds
(Þ) 325 5.000 07/01/51 379
Erie Tobacco Asset Securitization Corp. Revenue Bonds
(Þ) 4,000 Zero coupon 06/01/60 209
Hempstead Town Local Development Corp. Revenue Bonds
25 5.000 07/01/30 29
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/33 41
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/35 41
Hempstead Town Local Development Corp. Revenue Bonds
30 5.000 07/01/36 35
Hempstead Town Local Development Corp. Revenue Bonds
20 5.000 07/01/38 23
Huntington Local Development Corp. Revenue Bonds
705 4.750 07/01/31 770
Huntington Local Development Corp. Revenue Bonds
150 5.250 07/01/56 163

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Jefferson County Civic Facility Development Corp. Revenue Bonds
1,000 4.000 11/01/32 1,079
Metropolitan Transportation Authority Revenue Bonds
245 4.000 02/01/22 247
Metropolitan Transportation Authority Revenue Bonds
5,285 5.000 02/01/23 5,588
Metropolitan Transportation Authority Revenue Bonds
150 5.000 11/15/25 174
Metropolitan Transportation Authority Revenue Bonds
95 5.000 11/15/27 112
Metropolitan Transportation Authority Revenue Bonds
150 5.000 11/15/28 177
Metropolitan Transportation Authority Revenue Bonds
60 5.000 11/15/29 71
Metropolitan Transportation Authority Revenue Bonds
125 5.250 11/15/31 144
Metropolitan Transportation Authority Revenue Bonds
140 4.000 11/15/32 156
Metropolitan Transportation Authority Revenue Bonds
295 5.000 11/15/33 366
Metropolitan Transportation Authority Revenue Bonds
450 5.000 11/15/34 524
Metropolitan Transportation Authority Revenue Bonds
50 4.000 11/15/35 55
Metropolitan Transportation Authority Revenue Bonds
160 5.000 11/15/38 172
Metropolitan Transportation Authority Revenue Bonds
115 5.000 11/15/39 127
Metropolitan Transportation Authority Revenue Bonds
30 5.250 11/15/39 32
Metropolitan Transportation Authority Revenue Bonds
40 2.813 11/15/40 24
Metropolitan Transportation Authority Revenue Bonds
2,500 5.000 11/15/40 2,797
Metropolitan Transportation Authority Revenue Bonds
1,000 5.000 11/15/42 1,193
Metropolitan Transportation Authority Revenue Bonds
240 5.000 11/15/43 253
Metropolitan Transportation Authority Revenue Bonds
1,580 5.000 11/15/44 1,893
Metropolitan Transportation Authority Revenue Bonds
2,585 4.000 11/15/45 2,880
Metropolitan Transportation Authority Revenue Bonds
1,540 4.750 11/15/45 1,801
Metropolitan Transportation Authority Revenue Bonds
1,300 5.000 11/15/45 1,565
Metropolitan Transportation Authority Revenue Bonds
2,000 4.000 11/15/47 2,224
Metropolitan Transportation Authority Revenue Bonds
100 4.000 11/15/48 111
Metropolitan Transportation Authority Revenue Bonds
75 4.000 11/15/49 83
Metropolitan Transportation Authority Revenue Bonds
125 5.000 11/15/49 149
Metropolitan Transportation Authority Revenue Bonds
(~)(Ê) 6,980 0.010 11/15/50 6,980
Metropolitan Transportation Authority Revenue Bonds
3,000 4.000 11/15/50 3,318
Metropolitan Transportation Authority Revenue Bonds
340 5.000 11/15/50 404
Metropolitan Transportation Authority Revenue Bonds
(µ) 1,000 4.000 11/15/54 1,142
Metropolitan Transportation Authority Revenue Bonds
1,790 5.250 11/15/55 2,153
Metropolitan Transportation Authority Revenue Bonds
1,740 5.250 11/15/56 1,996
Nassau County Tobacco Settlement Corp. Revenue Bonds
12,290 Zero coupon 06/01/60 899
New York City Housing Development Corp. Revenue Bonds
600 3.500 02/15/48 618
New York City Industrial Development Revenue Bonds
(µ) 1,800 3.000 01/01/46 1,874
New York City Industrial Development Revenue Bonds
(µ) 250 3.000 03/01/49 257
New York City Transitional Finance Authority Futures Tax Secured Revenue Bonds
(~)(Ê) 4,200 1.450 08/01/45 4,200
New York City Water & Sewer System Revenue Bonds
2,000 4.000 06/15/40 2,325
New York City Water & Sewer System Revenue Bonds
400 3.000 06/15/51 417
New York Counties Tobacco Trust IV Revenue Bonds
9,455 8.130 06/01/60 584
New York Liberty Development Corp. Revenue Bonds
(Þ) 1,655 5.000 11/15/44 1,804
New York Liberty Development Corp. Revenue Bonds
100 2.625 09/15/69 102
New York Power Authority Revenue Bonds
3,000 4.000 11/15/50 3,476
New York State Dormitory Authority Revenue Bonds
(Þ) 900 5.000 12/01/29 1,080
New York State Dormitory Authority Revenue Bonds
(Þ) 400 5.000 12/01/35 453
New York State Dormitory Authority Revenue Bonds
125 4.000 09/01/45 141
New York State Dormitory Authority Revenue Bonds
4,300 4.000 07/01/50 4,936

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
554 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds
(µ) 355 3.000 09/01/50 366
New York State Dormitory Authority Revenue Bonds
330 4.000 09/01/50 370
New York State Dormitory Authority Revenue Bonds
4,600 4.000 03/15/57 5,259
New York State Environmental Facilities Corp. Revenue Bonds
(~)(æ)(Ê) 500 2.750 09/01/50 517
New York State Thruway Authority Revenue Bonds
2,055 3.000 03/15/51 2,131
New York State Urban Development Corp. Revenue Bonds
10,000 4.000 03/15/34 11,915
New York State Urban Development Corp. Revenue Bonds
3,300 3.000 03/15/48 3,437
New York Transportation Development Corp. Revenue Bonds
170 2.250 08/01/26 174
New York Transportation Development Corp. Revenue Bonds
1,500 5.000 08/01/26 1,503
New York Transportation Development Corp. Revenue Bonds
70 5.000 01/01/29 84
New York Transportation Development Corp. Revenue Bonds
1,000 5.000 01/01/30 1,198
New York Transportation Development Corp. Revenue Bonds
575 4.000 10/01/30 666
New York Transportation Development Corp. Revenue Bonds
70 5.000 12/01/30 88
New York Transportation Development Corp. Revenue Bonds
50 5.000 01/01/31 60
New York Transportation Development Corp. Revenue Bonds
530 3.000 08/01/31 565
New York Transportation Development Corp. Revenue Bonds
1,365 5.250 08/01/31 1,605
New York Transportation Development Corp. Revenue Bonds
100 5.000 01/01/33 119
New York Transportation Development Corp. Revenue Bonds
1,315 4.000 07/01/33 1,413
New York Transportation Development Corp. Revenue Bonds
55 5.000 12/01/33 69
New York Transportation Development Corp. Revenue Bonds
1,180 5.000 10/01/35 1,461
New York Transportation Development Corp. Revenue Bonds
50 5.000 12/01/35 62
New York Transportation Development Corp. Revenue Bonds
1,825 4.000 01/01/36 2,030
New York Transportation Development Corp. Revenue Bonds
430 5.375 08/01/36 536
New York Transportation Development Corp. Revenue Bonds
40 5.000 12/01/37 49
New York Transportation Development Corp. Revenue Bonds
140 4.000 12/01/39 157
New York Transportation Development Corp. Revenue Bonds
2,975 5.000 10/01/40 3,648
New York Transportation Development Corp. Revenue Bonds
125 4.000 12/01/40 142
New York Transportation Development Corp. Revenue Bonds
110 4.000 12/01/41 123
New York Transportation Development Corp. Revenue Bonds
160 4.000 12/01/42 178
New York Transportation Development Corp. Revenue Bonds
3,625 4.375 10/01/45 4,152
New York Transportation Development Corp. Revenue Bonds
(µ) 1,000 4.000 07/01/46 1,073
New York Transportation Development Corp. Revenue Bonds
975 5.000 07/01/46 1,080
New York Transportation Development Corp. Revenue Bonds
185 4.000 10/31/46 208
New York Transportation Development Corp. Revenue Bonds
3,825 5.250 01/01/50 4,258
New York Transportation Development Corp. Revenue Bonds
1,100 4.000 04/30/53 1,231
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/32 35
Oneida County Local Development Corp. Revenue Bonds
(µ) 35 4.000 12/01/33 40
Oneida County Local Development Corp. Revenue Bonds
(µ) 50 4.000 12/01/34 58
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/35 35
Oneida County Local Development Corp. Revenue Bonds
(µ) 40 4.000 12/01/36 46
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000 12/01/37 69
Oneida County Local Development Corp. Revenue Bonds
(µ) 30 4.000 12/01/38 34
Oneida County Local Development Corp. Revenue Bonds
(µ) 215 3.000 12/01/39 226
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 3.000 12/01/40 63
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000 12/01/49 134
Port Authority of New York & New Jersey Revenue Bonds
430 4.000 07/15/46 492
Port Authority of New York & New Jersey Revenue Bonds
265 4.000 07/15/55 299
Port Authority of New York & New Jersey Revenue Bonds
100 5.000 07/15/56 123

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 555
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Port Authority of New York & New Jersey Revenue Bonds
315 4.000 07/15/60 354
Port Authority of New York & New Jersey Revenue Bonds
600 4.000 07/15/61 680
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
10 6.625 06/01/44 10
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
4,000 4.000 06/01/50 4,512
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
11,200 Zero coupon 06/01/66 1,826
TSASC, Inc. Revenue Bonds
2,500 5.000 06/01/48 2,695
Westchester County Local Development Corp. Revenue Bonds
125 5.000 11/01/46 142
Westchester County Local Development Corp. Revenue Bonds
(Þ) 200 5.000 07/01/56 208
Western Regional Off-Track Betting Corp.
(Þ) 115 4.125 12/01/41 112
Yonkers Economic Development Corp. Revenue Bonds
25 5.000 10/15/39 29
Yonkers Economic Development Corp. Revenue Bonds
50 5.000 10/15/40 59
Yonkers Economic Development Corp. Revenue Bonds
30 5.000 10/15/49 34
Yonkers Economic Development Corp. Revenue Bonds
75 5.000 10/15/50 86
Yonkers Economic Development Corp. Revenue Bonds
30 5.000 10/15/54 34
132,045
North Carolina - 0.9%
City of Charlotte Airport Special Facilities Revenue Bonds
1,000 3.000 07/01/46 1,052
North Carolina Department of Transportation Revenue Bonds
75 5.000 12/31/37 82
North Carolina Medical Care Commission Revenue Bonds
1,100 4.000 03/01/41 1,194
North Carolina Medical Care Commission Revenue Bonds
1,620 5.000 10/01/42 1,752
North Carolina Medical Care Commission Revenue Bonds
1,105 5.000 07/01/44 1,229
North Carolina Medical Care Commission Revenue Bonds
50 5.000 10/01/45 56
North Carolina Medical Care Commission Revenue Bonds
25 4.000 09/01/46 28
North Carolina Medical Care Commission Revenue Bonds
1,970 4.000 09/01/47 2,175
North Carolina Medical Care Commission Revenue Bonds
1,000 5.000 01/01/49 1,117
North Carolina Medical Care Commission Revenue Bonds
100 5.000 10/01/50 111
North Carolina Medical Care Commission Revenue Bonds
350 4.000 03/01/51 374
North Carolina Medical Care Commission Revenue Bonds
1,885 4.000 09/01/51 2,094
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000 01/01/49 2,401
North Carolina Turnpike Authority Revenue Bonds
1,000 5.000 07/01/51 1,122
North Carolina Turnpike Authority Revenue Bonds
50 4.000 01/01/55 56
14,843
North Dakota - 0.3%
City of Grand Forks Healthcare System Revenue Bonds
500 4.000 12/01/51 561
County of Burleigh North Dakota Revenue Bonds
705 5.200 04/15/46 737
County of Ward Health Care Facilities Revenue Bonds
1,000 5.000 06/01/38 1,173
County of Ward Health Care Facilities Revenue Bonds
2,500 5.000 06/01/48 2,882
5,353
Ohio - 3.7%
Akron Bath Copley Joint Township Hospital District Revenue Bonds
3,000 5.250 11/15/46 3,524
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
40 4.000 06/01/37 46
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/38 63
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/39 63
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
300 3.000 06/01/48 302
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,480 4.000 06/01/48 2,743
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
16,705 5.000 06/01/55 18,744
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
7,075 6.259 06/01/57 1,105
Centerville Health Care Revenue Bonds
100 5.250 11/01/37 111
Centerville Health Care Revenue Bonds
150 5.250 11/01/50 163

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
556 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Cleveland-Cuyahoga County Port Authority Revenue Bonds
1,000 4.000 08/01/44 1,136
Cleveland-Cuyahoga County Port Authority Tax Allocation
(Þ) 100 4.000 12/01/55 104
Cleveland-Cuyahoga County Port Authority Tax Allocation
(Þ) 100 4.500 12/01/55 105
Columbus-Franklin County Finance Authority Revenue Bonds
1,485 4.000 11/15/38 1,506
County of Darke Revenue Bonds
50 4.000 09/01/40 53
County of Darke Revenue Bonds
50 4.000 09/01/45 53
County of Darke Revenue Bonds
75 5.000 09/01/49 85
County of Franklin Revenue Bonds
520 5.250 11/15/55 582
County of Lucas Hospital Revenue Bonds
1,650 5.250 11/15/48 1,965
Cuyahoga County Hospital Revenue Bonds
1,000 5.000 02/15/37 1,169
Cuyahoga County Hospital Revenue Bonds
2,140 5.000 02/15/42 2,491
Cuyahoga County Hospital Revenue Bonds
2,000 5.000 02/15/57 2,312
Cuyahoga County Hospital Revenue Bonds
2,000 5.500 02/15/57 2,366
Franklin County Convention Facilities Authority Revenue Bonds
350 5.000 12/01/35 414
Franklin County Convention Facilities Authority Revenue Bonds
850 5.000 12/01/51 976
Northeast Ohio Medical University Revenue Bonds
25 3.000 12/01/40 26
Northeast Ohio Medical University Revenue Bonds
25 4.000 12/01/45 28
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 100 3.750 01/15/28 111
Ohio Air Quality Development Authority Revenue Bonds
230 3.250 09/01/29 245
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 120 4.250 01/15/38 136
Ohio Air Quality Development Authority Revenue Bonds
(Þ) 1,190 4.500 01/15/48 1,369
Ohio Higher Educational Facility Commission Revenue Bonds
1,385 5.250 12/01/43 1,554
Ohio Higher Educational Facility Commission Revenue Bonds
2,000 5.000 11/01/44 2,240
Ohio Higher Educational Facility Commission Revenue Bonds
500 5.000 01/15/45 597
Ohio Higher Educational Facility Commission Revenue Bonds
300 5.000 12/01/50 345
Port of Greater Cincinnati Development Authority Revenue Bonds
3,175 5.000 11/15/45 3,689
Port of Greater Cincinnati Development Authority Revenue Bonds
(Þ) 125 4.250 12/01/50 126
Southern Ohio Port Authority Revenue Bonds
(Þ) 275 6.500 12/01/30 316
Southern Ohio Port Authority Revenue Bonds
(Þ) 625 7.000 12/01/42 714
State of Ohio Revenue Bonds
(Þ) 110 5.000 12/01/38 117
State of Ohio Revenue Bonds
350 3.000 01/15/45 365
State of Ohio Revenue Bonds
(Þ) 275 5.000 12/01/48 288
State of Ohio Revenue Bonds
1,940 4.000 01/15/50 2,163
Toledo-Lucas County Port Authority Revenue Bonds
925 5.000 07/01/39 982
Toledo-Lucas County Port Authority Revenue Bonds
100 4.000 01/01/43 109
Toledo-Lucas County Port Authority Revenue Bonds
1,050 4.000 01/01/46 1,136
Toledo-Lucas County Port Authority Revenue Bonds
50 4.000 01/01/51 54
Toledo-Lucas County Port Authority Revenue Bonds
150 4.000 01/01/57 161
59,052
Oklahoma - 0.6%
Norman Regional Hospital Authority Revenue Bonds
1,500 5.000 09/01/37 1,732
Oklahoma Development Finance Authority Revenue Bonds
2,040 5.000 08/01/47 31
Oklahoma Development Finance Authority Revenue Bonds
(µ) 500 4.000 08/15/52 546
Oklahoma Development Finance Authority Revenue Bonds
660 5.250 08/01/57 10
Oklahoma Development Finance Authority Revenue Bonds
2,500 5.500 08/15/57 3,052
Tulsa Airports Improvement Trust Revenue Bonds
(~)(æ)(Ê) 1,305 5.000 06/01/35 1,451
Tulsa Authority for Economic Opportunity Tax Allocation
(Þ) 160 4.375 12/01/41 151
Tulsa Authority for Economic Opportunity Tax Allocation
(Þ) 750 4.000 12/01/43 718

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 557
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tulsa County Industrial Authority Revenue Bonds
1,000 5.250 11/15/37 1,144
8,835
Oregon - 0.6%
Astoria Hospital Facilities Authority Revenue Bonds
740 5.000 08/01/41 855
Clackamas County Hospital Facility Authority Revenue Bonds
500 5.125 11/15/40 548
Clackamas County Hospital Facility Authority Revenue Bonds
25 5.375 11/15/55 27
Medford Hospital Facilities Authority Revenue Bonds
(µ) 275 4.000 08/15/45 319
Medford Hospital Facilities Authority Revenue Bonds
100 5.000 08/15/45 125
Medford Hospital Facilities Authority Revenue Bonds
215 4.000 08/15/50 246
Medford Hospital Facilities Authority Revenue Bonds
810 5.000 08/15/50 1,004
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/36 1,067
Oregon State Facilities Authority Revenue Bonds
2,500 5.000 04/01/45 2,817
Oregon State Facilities Authority Revenue Bonds
(æ) 500 5.000 10/01/46 574
Oregon State Facilities Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/48 1,062
Oregon State Facilities Authority Revenue Bonds
300 4.000 10/01/51 333
Yamhill County Hospital Authority Revenue Bonds
100 5.000 11/15/46 116
9,093
Pennsylvania - 5.3%
Allegheny County Airport Authority Revenue Bonds
3,110 4.000 01/01/56 3,471
Allegheny County Hospital Development Authority Revenue Bonds
1,865 4.000 04/01/44 2,060
Allegheny County Industrial Development Authority Revenue Bonds
250 4.875 11/01/24 272
Allegheny County Industrial Development Authority Revenue Bonds
150 5.125 05/01/30 181
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 815 5.000 05/01/28 958
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
550 5.000 05/01/32 637
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
1,050 5.000 05/01/33 1,230
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
50 5.000 05/01/34 62
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
50 5.000 05/01/35 62
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
50 5.000 05/01/36 62
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
5,000 5.000 05/01/42 5,603
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
(Þ) 490 6.000 05/01/42 603
Berks County Industrial Development Authority Revenue Bonds
50 5.000 11/01/29 57
Berks County Industrial Development Authority Revenue Bonds
110 5.000 11/01/30 124
Berks County Industrial Development Authority Revenue Bonds
75 5.000 11/01/34 84
Berks County Industrial Development Authority Revenue Bonds
375 4.000 11/01/47 387
Berks County Industrial Development Authority Revenue Bonds
750 5.000 11/01/47 824
Berks County Municipal Authority Revenue Bonds
300 5.000 11/01/44 303
Berks County Municipal Authority Revenue Bonds
1,225 5.000 10/01/49 1,349
Bucks County Industrial Development Authority Revenue Bonds
100 5.000 10/01/37 111
Bucks County Industrial Development Authority Revenue Bonds
275 4.000 07/01/46 305
Bucks County Industrial Development Authority Revenue Bonds
400 4.000 07/01/51 442
Bucks County Industrial Development Authority Revenue Bonds
2,245 5.000 07/01/54 2,704
Chester County Health & Education Facilities Authority Revenue Bonds
795 5.000 11/01/24 808
Chester County Health & Education Facilities Authority Revenue Bonds
625 5.000 11/01/25 635
Chester County Health & Education Facilities Authority Revenue Bonds
1,985 5.000 11/01/37 1,899

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
558 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chester County Industrial Development Authority Revenue Bonds
600 4.000 12/01/46 701
Chester County Industrial Development Authority Revenue Bonds
455 4.000 12/01/51 529
Chester County Industrial Development Authority Revenue Bonds
1,255 5.000 12/15/51 1,420
City of Erie Higher Education Building Authority Revenue Bonds
2,065 5.000 09/15/33 2,236
City of Harrisburg General Obligation Unlimited
(µ) 285 4.697 09/15/22 275
City of Philadelphia Airport Revenue Bonds
1,000 5.000 07/01/51 1,226
City of Philadelphia General Obligation Unlimited
(~)(Ê) 3,025 0.140 08/01/31 3,025
City of Scranton General Obligation Unlimited
(Þ) 1,275 5.000 09/01/28 1,442
Clairton Municipal Authority Revenue Bonds
240 5.000 12/01/42 248
Commonwealth Financing Authority Revenue Bonds
100 5.000 06/01/34 121
Commonwealth Financing Authority Revenue Bonds
185 5.000 06/01/35 223
Commonwealth Financing Authority Revenue Bonds
(µ) 1,525 4.000 06/01/39 1,726
Dauphin County General Authority Revenue Bonds
(Þ) 850 5.875 10/15/40 1,031
Dauphin County General Authority Revenue Bonds
(Þ) 1,000 5.125 10/15/41 1,122
Dauphin County General Authority Revenue Bonds
(Þ) 2,200 6.250 10/15/53 2,700
Doylestown Hospital Authority Revenue Bonds
315 3.950 07/01/24 315
East Hempfield Township Industrial Development Authority Revenue Bonds
600 5.000 07/01/45 646
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/43 109
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/48 108
Franklin County Industrial Development Authority Revenue Bonds
510 5.000 12/01/49 553
Franklin County Industrial Development Authority Revenue Bonds
150 5.000 12/01/53 162
Geisinger Authority Revenue Bonds
(USD 3 Month LIBOR + 0.770%)(Ê) 100 1.230 05/01/37 97
General Authority of Southcentral Pennsylvania Revenue Bonds
75 4.000 06/01/44 85
General Authority of Southcentral Pennsylvania Revenue Bonds
125 5.000 06/01/44 153
General Authority of Southcentral Pennsylvania Revenue Bonds
(Þ) 1,765 6.500 07/15/48 2,070
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/28 590
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/33 580
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
100 5.625 07/01/42 103
Huntingdon County General Authority Revenue Bonds
1,000 5.000 05/01/46 1,106
Lancaster County Hospital Authority Revenue Bonds
1,000 5.250 07/01/41 1,127
Lancaster Industrial Development Authority Revenue Bonds
675 4.000 07/01/46 725
Latrobe Industrial Development Authority Revenue Bonds
1,375 5.000 05/01/43 1,427
Latrobe Industrial Development Authority Revenue Bonds
125 4.000 03/01/46 133
Latrobe Industrial Development Authority Revenue Bonds
125 4.000 03/01/51 133
Montgomery County Higher Education & Health Authority Revenue Bonds
1,500 5.000 12/01/37 1,671
Montgomery County Industrial Development Authority Revenue Bonds
1,530 5.000 11/15/36 1,785
Montgomery County Industrial Development Authority Revenue Bonds
135 5.000 11/15/45 162
Montgomery County Industrial Development Authority Revenue Bonds
1,700 5.250 01/15/46 1,915
Northampton County General Purpose Authority Revenue Bonds
1,000 5.000 10/01/36 1,136
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
55 5.000 05/01/44 64
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
75 5.000 05/01/49 87
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,050 4.000 07/01/41 1,167
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,250 5.000 06/30/42 1,449
Pennsylvania Economic Development Financing Authority Revenue Bonds
(~)(æ)
(Ê) 6,500 0.200 08/01/45 6,500
Pennsylvania Economic Development Financing Authority Revenue Bonds
150 4.000 07/01/46 166
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
365 6.250 09/01/33 393
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
350 5.000 05/01/42 356
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
950 5.500 07/15/43 1,033

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 559
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000 05/01/50 1,709
Pennsylvania Turnpike Commission Revenue Bonds
1,250 5.000 12/01/40 1,427
Pennsylvania Turnpike Commission Revenue Bonds
2,140 5.250 12/01/44 2,703
Pennsylvania Turnpike Commission Revenue Bonds
1,000 5.250 06/01/47 1,206
Philadelphia Authority for Industrial Development Revenue Bonds
900 5.000 06/15/40 1,041
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 350 5.000 06/15/50 390
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000 08/01/50 118
Scranton Redevelopment Authority Revenue Bonds
100 5.000 11/15/28 102
Scranton School District General Obligation Limited
(µ) 2,025 4.250 06/01/37 2,207
Susquehanna Area Regional Airport Authority Revenue Bonds
200 5.000 01/01/38 232
Washington County Redevelopment Authority Tax Allocation
265 5.000 07/01/28 285
West Cornwall Township Municipal Authority Revenue Bonds
365 4.000 11/15/36 419
West Cornwall Township Municipal Authority Revenue Bonds
370 4.000 11/15/41 421
West Cornwall Township Municipal Authority Revenue Bonds
525 4.000 11/15/46 593
Westmoreland County Industrial Development Authority Revenue Bonds
80 4.000 07/01/37 93
84,310
Puerto Rico - 7.2%
Commonwealth of Puerto Rico General Obligation Unlimited
185 3.500 07/01/17 179
Commonwealth of Puerto Rico General Obligation Unlimited
120 5.000 07/01/24 118
Commonwealth of Puerto Rico General Obligation Unlimited
80 5.250 07/01/25 78
Commonwealth of Puerto Rico General Obligation Unlimited
1,000 5.000 07/01/27 985
Commonwealth of Puerto Rico General Obligation Unlimited
775 6.000 07/01/29 770
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 100 5.000 07/01/31 101
Commonwealth of Puerto Rico General Obligation Unlimited
130 5.125 07/01/31 128
Commonwealth of Puerto Rico General Obligation Unlimited
1,970 6.000 07/01/32 1,884
Commonwealth of Puerto Rico General Obligation Unlimited
1,000 5.000 07/01/33 983
Commonwealth of Puerto Rico General Obligation Unlimited
340 5.250 07/01/34 338
Commonwealth of Puerto Rico General Obligation Unlimited
510 5.000 07/01/35 502
Commonwealth of Puerto Rico General Obligation Unlimited
6,370 8.000 07/01/35 5,606
Commonwealth of Puerto Rico General Obligation Unlimited
725 5.875 07/01/36 715
Commonwealth of Puerto Rico General Obligation Unlimited
3,580 5.250 07/01/37 3,544
Commonwealth of Puerto Rico General Obligation Unlimited
385 6.000 07/01/38 384
Commonwealth of Puerto Rico General Obligation Unlimited
225 6.000 07/01/40 214
Commonwealth of Puerto Rico General Obligation Unlimited
1,050 5.000 07/01/41 933
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds
5,925 7.500 08/20/40 5,547
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 900 2.750 07/01/23 901
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
30 4.250 07/01/25 31
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 600 3.500 07/01/26 601
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 600 3.750 07/01/27 602
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
20 5.000 07/01/30 21
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
1,085 5.000 07/01/33 1,297
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 2,000 5.000 07/01/35 2,400
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 1,250 5.000 07/01/37 1,507
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 2,280 4.000 07/01/42 2,509
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5,235 5.250 07/01/42 5,403
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 1,250 5.000 07/01/47 1,457
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
200 6.000 07/01/47 207
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 2,100 5.000 07/01/31 2,142
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 565 5.000 07/01/22 573

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
560 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Electric Power Authority Revenue Bonds
775 4.750 07/01/26 755
Puerto Rico Electric Power Authority Revenue Bonds
1,685 5.250 07/01/27 1,653
Puerto Rico Electric Power Authority Revenue Bonds
2,275 5.000 07/01/28 2,224
Puerto Rico Electric Power Authority Revenue Bonds
5,000 5.250 07/01/28 4,907
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 2,865 1.480 07/01/29 2,858
Puerto Rico Electric Power Authority Revenue Bonds
3,520 5.000 07/01/32 3,441
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 100 5.250 07/01/32 108
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 355 4.750 07/01/33 359
Puerto Rico Electric Power Authority Revenue Bonds
425 5.250 07/01/40 417
Puerto Rico Electric Power Authority Revenue Bonds
1,000 7.000 07/01/43 1,006
Puerto Rico Electric Power Authority Revenue Bonds
650 5.250 07/01/49 632
Puerto Rico Highway & Transportation Authority Revenue Bonds
100 5.000 07/01/24 56
Puerto Rico Highway & Transportation Authority Revenue Bonds
200 5.500 07/01/24 112
Puerto Rico Highway & Transportation Authority Revenue Bonds
50 5.000 07/01/25 28
Puerto Rico Highway & Transportation Authority Revenue Bonds
50 5.000 07/01/26 28
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 345 5.500 07/01/26 203
Puerto Rico Highway & Transportation Authority Revenue Bonds
100 5.000 07/01/27 56
Puerto Rico Highway & Transportation Authority Revenue Bonds
420 5.000 07/01/28 373
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 140 5.500 07/01/29 157
Puerto Rico Highway & Transportation Authority Revenue Bonds
575 5.000 07/01/30 321
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 515 5.250 07/01/31 533
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 10 5.500 07/01/31 11
Puerto Rico Highway & Transportation Authority Revenue Bonds
205 5.000 07/01/32 114
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 25 5.250 07/01/32 28
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 525 5.250 07/01/33 573
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 270 5.250 07/01/34 292
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 65 5.250 07/01/35 70
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,690 5.250 07/01/36 1,820
Puerto Rico Highway & Transportation Authority Revenue Bonds
175 5.000 07/01/37 98
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 160 4.750 07/01/38 162
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 4,510 5.250 07/01/38 4,657
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 760 5.250 07/01/41 827
Puerto Rico Highway & Transportation Authority Revenue Bonds
230 5.000 07/01/42 128
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 335 5.500 07/01/25 351
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 55 5.620 07/01/28 41
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 310 5.620 07/01/29 222
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 730 6.302 07/01/35 391
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 160 5.601 07/01/37 77
Puerto Rico Public Buildings Authority Revenue Bonds
370 5.250 07/01/25 398
Puerto Rico Public Buildings Authority Revenue Bonds
1,220 5.000 07/01/32 1,299
Puerto Rico Public Buildings Authority Revenue Bonds
2,450 5.250 07/01/33 2,610
Puerto Rico Public Buildings Authority Revenue Bonds
1,000 5.000 07/01/37 1,060
Puerto Rico Public Buildings Authority Revenue Bonds
1,000 5.500 07/01/37 1,071
Puerto Rico Public Buildings Authority Revenue Bonds
2,005 5.250 07/01/42 1,995
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
93 3.941 07/01/24 89
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
475 5.250 08/01/24 476
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
394 4.030 07/01/27 356
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
273 3.071 07/01/29 234

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
249 4.491 07/01/31 198
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
585 3.450 07/01/33 433
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
220 4.500 07/01/34 240
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
8,023 4.329 07/01/40 8,804
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
221 4.550 07/01/40 246
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
4,876 5.709 07/01/46 1,583
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
8,659 5.772 07/01/51 2,039
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
32 4.536 07/01/53 35
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,665 4.750 07/01/53 1,856
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
674 4.784 07/01/58 750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
15,348 5.000 07/01/58 17,326
115,847
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds
3,450 6.959 06/01/52 576
Tobacco Settlement Financing Corp. Revenue Bonds
12,000 8.861 06/01/52 1,897
2,473
South Carolina - 0.7%
Berkeley County Special Assessment
500 4.000 11/01/30 560
South Carolina Jobs-Economic Development Authority Revenue Bonds
(Þ) 100 8.750 07/01/25 101
South Carolina Jobs-Economic Development Authority Revenue Bonds
135 5.000 11/15/47 154
South Carolina Jobs-Economic Development Authority Revenue Bonds
1,465 5.250 11/15/52 1,591
South Carolina Public Service Authority Revenue Bonds
2,865 5.000 12/01/39 3,222
South Carolina Public Service Authority Revenue Bonds
1,350 5.000 12/01/46 1,518
South Carolina Public Service Authority Revenue Bonds
250 5.250 12/01/55 291
South Carolina Transportation Infrastructure Bank Revenue Bonds
1,800 2.250 10/01/32 1,825
South Carolina Transportation Infrastructure Bank Revenue Bonds
(æ) 125 5.250 07/01/55 146
Spartanburg Regional Health Services District Revenue Bonds
(µ) 1,000 3.000 04/15/49 1,039
10,447
South Dakota - 0.1%
County of Lincoln Revenue Bonds
1,940 4.000 08/01/41 2,155
County of Lincoln Revenue Bonds
75 4.000 08/01/56 81
County of Lincoln Revenue Bonds
100 4.000 08/01/61 108
2,344
Tennessee - 0.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
960 4.000 08/01/44 1,074
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
100 5.000 08/01/49 119
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
2,000 5.000 10/01/44 2,211
City of Clarksville Water Sewer & Gas Revenue Bonds
900 4.000 02/01/51 1,049
Greenville Health & Educational Facilities Board Revenue Bonds
275 4.000 07/01/40 311
Johnson City Health & Educational Facilities Board Revenue Bonds
1,000 5.000 08/15/42 1,032
Memphis-Shelby County Industrial Development Board Tax Allocation
100 5.625 01/01/46 94
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
20 5.000 10/01/29 24
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
35 5.000 10/01/39 42
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/40 117
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
1,000 5.000 10/01/41 1,141
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
1,500 4.000 05/01/46 1,730

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
562 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/46 117
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
50 5.000 10/01/48 59
9,120
Texas - 5.7%
Arlington Higher Education Finance Corp. Revenue Bonds
25 4.000 08/15/36 27
Arlington Higher Education Finance Corp. Revenue Bonds
50 4.000 08/15/41 54
Arlington Higher Education Finance Corp. Revenue Bonds
50 4.000 08/15/46 53
Arlington Higher Education Finance Corp. Revenue Bonds
520 3.000 08/15/49 538
Austin Convention Enterprises, Inc. Revenue Bonds
100 5.000 01/01/29 113
Bexar County Health Facilities Development Corp. Revenue Bonds
750 5.000 07/15/37 821
Bexar County Health Facilities Development Corp. Revenue Bonds
600 5.000 07/15/42 654
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.250 12/01/35 55
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
65 5.000 12/01/40 70
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.000 12/01/45 53
Calhoun County Navigation Industrial Development Authority Revenue Bonds
(Þ) 1,000 3.625 07/01/26 1,026
Calhoun County Navigation Industrial Development Authority Revenue Bonds
(Þ) 2,000 6.500 07/01/26 2,069
Cedar Bayou Navigation District Special Assessment
(Þ) 585 6.000 09/15/51 632
Central Texas Regional Mobility Authority Revenue Bonds
1,000 4.000 01/01/41 1,079
Central Texas Regional Mobility Authority Revenue Bonds
275 5.000 01/01/45 329
Central Texas Regional Mobility Authority Revenue Bonds
100 5.000 01/01/46 121
Central Texas Turnpike System Revenue Bonds
3,000 5.000 08/15/42 3,346
City of Anna Special Assessment
(Þ) 136 4.250 09/15/51 129
City of Anna Special Assessment
(Þ) 504 5.000 09/15/51 481
City of Aubrey Revenue Bonds
640 7.250 09/01/45 680
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds
(Þ) 330 5.125 11/01/33 357
City of Bee Cave Special Assessment
(Þ) 281 4.125 09/01/26 281
City of Bee Cave Special Assessment
(Þ) 100 5.000 09/01/41 100
City of Bee Cave Special Assessment
(Þ) 122 5.250 09/01/51 122
City of Celina Special Assessment
(µ) 190 4.000 09/01/30 207
City of Celina Special Assessment
(µ) 1,020 3.000 09/01/35 1,028
City of Celina Special Assessment
(Þ) 165 4.125 09/01/39 175
City of Celina Special Assessment
(µ) 2,025 2.625 09/01/40 1,883
City of Celina Special Assessment
50 6.250 09/01/45 52
City of Celina Special Assessment
100 7.500 09/01/45 106
City of Celina Special Assessment
845 4.375 09/01/49 872
City of Celina Special Assessment
(Þ) 75 4.000 09/01/51 77
City of Crandall Special Assessment
(Þ) 100 4.250 09/15/41 101
City of Crandall Special Assessment
(Þ) 100 5.000 09/15/41 101
City of Crandall Special Assessment
(Þ) 100 4.500 09/15/51 101
City of Crandall Special Assessment
(Þ) 100 5.250 09/15/51 101
City of Elmendorf Special Assessment
(Þ) 100 4.000 09/01/51 95
City of Fate Special Assessment
(Þ) 100 3.750 08/15/41 99
City of Fate Special Assessment
(Þ) 110 4.000 08/15/51 110
City of Fort Worth Special Assessment Revenue Bonds
(Þ) 150 5.000 09/01/32 157

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 563
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hackberry Special Assessment Contract Revenue Bonds
85 4.500 09/01/32 97
City of Hackberry Special Assessment Contract Revenue Bonds
620 4.500 09/01/38 691
City of Hackberry Special Assessment Contract Revenue Bonds
100 5.000 09/01/44 110
City of Hackberry Special Assessment Contract Revenue Bonds
145 5.000 09/01/47 159
City of Haslet Special Assessment
(Þ) 200 4.375 09/01/49 214
City of Haslet Special Assessment
(Þ) 100 4.000 09/01/51 101
City of Houston Airport Facilities Revenue Bonds
2,400 5.000 07/15/35 2,632
City of Houston Airport System Revenue Bonds
295 5.000 07/01/27 342
City of Houston Airport System Revenue Bonds
740 5.000 07/15/27 860
City of Houston Airport System Revenue Bonds
3,095 5.000 07/15/28 3,646
City of Houston Airport System Revenue Bonds
500 5.000 07/01/29 542
City of Houston Airport System Revenue Bonds
1,000 5.000 07/15/30 1,103
City of Houston Airport System Revenue Bonds
225 4.000 07/15/41 238
City of Houston Airport System Revenue Bonds
275 4.000 07/01/47 310
City of Hutto Special Assessment
(Þ) 100 4.000 09/01/51 102
City of Hutto Special Assessment
(Þ) 296 4.000 09/01/56 294
City of Justin Special Assessment
(Þ) 270 5.500 09/01/47 300
City of Kyle Special Assessment
(Þ) 100 4.625 09/01/39 109
City of Kyle Special Assessment
(Þ) 100 3.750 09/01/41 99
City of Kyle Special Assessment
(Þ) 100 4.750 09/01/44 109
City of Kyle Special Assessment
(Þ) 100 4.000 09/01/46 101
City of Lago Vista Special Assessment
55 3.750 09/01/42 57
City of Lavon Special Assessment Revenue Bonds
(Þ) 100 4.250 09/15/39 107
City of Lavon Special Assessment Revenue Bonds
(Þ) 200 4.500 09/15/49 214
City of Manor Special Assessment
(Þ) 100 4.000 09/15/51 101
City of Manor Special Assessment
(Þ) 100 4.375 09/15/51 97
City of Manor Special Assessment Revenue Bonds
(Þ) 100 4.500 09/15/40 109
City of Marble Falls Revenue Bonds
(Þ) 100 4.125 09/01/41 96
City of Marble Falls Revenue Bonds
(Þ) 100 4.375 09/01/51 95
City of Marble Falls Revenue Bonds
(Þ) 100 5.125 09/01/51 96
City of McLendon -Chisholm Special Assessment
(µ) 100 2.500 09/15/35 97
City of McLendon -Chisholm Special Assessment
(Þ) 35 3.625 09/15/41 34
City of McLendon -Chisholm Special Assessment
(µ) 650 3.000 09/15/45 631
City of McLendon -Chisholm Special Assessment
(Þ) 100 4.375 09/15/49 108
City of McLendon -Chisholm Special Assessment
(Þ) 50 4.000 09/15/51 50
City of Mesquite Special Assessment Revenue Bonds
(Þ) 100 5.750 09/15/39 110
City of Mesquite Special Assessment Revenue Bonds
(Þ) 1,000 5.375 09/01/48 1,129
City of Mesquite Special Assessment Revenue Bonds
(Þ) 150 6.000 09/15/49 165
City of Midlothian Special Assessment
(Þ) 100 4.125 09/15/31 100
City of Midlothian Special Assessment
(Þ) 100 4.125 09/15/51 99
City of Midlothian Special Assessment
(Þ) 100 4.750 09/15/51 100
City of Oak Point Special Assessment
(Þ) 650 3.125 09/01/41 623
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.125 09/01/48 104
City of Oak Point Special Assessment Revenue Bonds
(Þ) 100 4.500 09/01/48 105
City of Princeton Special Assessment
(Þ) 300 4.500 09/01/39 322
City of Princeton Special Assessment
(Þ) 100 5.500 09/01/39 112
City of Princeton Special Assessment
(Þ) 225 3.750 09/01/40 236
City of Princeton Special Assessment
(Þ) 125 3.875 09/01/40 130

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
564 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Princeton Special Assessment
(Þ) 130 4.875 09/01/48 143
City of Princeton Special Assessment
(Þ) 35 4.375 09/01/49 38
City of Princeton Special Assessment
(Þ) 100 4.750 09/01/49 107
City of Princeton Special Assessment
(Þ) 100 5.750 09/01/49 111
City of Princeton Special Assessment
(Þ) 325 4.000 09/01/50 343
City of Princeton Special Assessment
(Þ) 161 4.125 09/01/50 168
City of Princeton Special Assessment
(Þ) 110 4.000 09/01/51 113
City of Red Oak Special Assessment
(Þ) 100 3.375 09/15/41 95
City of Red Oak Special Assessment
(Þ) 100 4.000 09/15/51 100
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375 09/15/30 103
City of Royse Special Assessment Revenue Bonds
(Þ) 125 4.125 09/15/39 133
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.125 09/15/40 104
City of Royse Special Assessment Revenue Bonds
(Þ) 100 4.375 09/15/49 106
City of Royse Special Assessment Revenue Bonds
(Þ) 200 4.375 09/15/50 209
City of Shenandoah Special Assessment Revenue Bonds
100 4.500 09/01/23 103
City of Shenandoah Special Assessment Revenue Bonds
140 5.700 09/01/47 158
Clifton Higher Education Finance Corp. Revenue Bonds
500 5.000 12/01/45 548
Conroe Local Government Corp. Revenue Bonds
125 4.000 10/01/50 137
Conroe Local Government Corp. Revenue Bonds
100 5.000 10/01/50 108
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 1,210 0.933 08/15/35 1,195
County of Medina Special Assessment
(Þ) 100 4.750 09/01/50 100
Dallas Area Rapid Transit Tax Allocation
515 5.000 12/01/48 596
Decatur Hospital Authority Revenue Bonds
200 5.250 09/01/44 220
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 4.500 08/15/35 103
Edinburg Economic Development Corp. Revenue Bonds
(Þ) 100 5.000 08/15/44 103
Fort Bend County Industrial Development Corp. Revenue Bonds
230 4.750 05/01/38 238
Grand Parkway Transportation Corp. Revenue Bonds
625 5.800 10/01/46 716
Grand Parkway Transportation Corp. Revenue Bonds
450 5.850 10/01/47 516
Grand Parkway Transportation Corp. Revenue Bonds
5,200 4.000 10/01/49 5,928
Harris County-Houston Sports Authority Revenue Bonds
(µ) 725 5.337 11/15/36 329
Houston Higher Education Finance Corp. Revenue Bonds
65 4.000 10/01/51 70
Kaufman County Fresh Water Supply District No. 1-D General Obligation
Unlimited
230 3.000 09/01/46 219
Lake Houston Redevelopment Authority Revenue Bonds
350 3.000 09/01/40 360
Lake Houston Redevelopment Authority Revenue Bonds
30 2.500 09/01/41 29
Lake Houston Redevelopment Authority Revenue Bonds
785 3.000 09/01/44 801
Lake Houston Redevelopment Authority Revenue Bonds
50 3.000 09/01/47 51
Love Field Airport Modernization Corp. Revenue Bonds
(µ) 1,500 4.000 11/01/40 1,739
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 700 0.100 08/01/34 700
Mission Economic Development Corp. Revenue Bonds
(~)(æ)(Ê) 1,000 0.200 01/01/26 1,000
Mission Economic Development Corp. Revenue Bonds
(Þ) 1,150 4.625 10/01/31 1,209
Mitchell County Hospital District General Obligation Limited
45 5.500 02/15/40 50
Mitchell County Hospital District General Obligation Limited
80 5.250 02/15/45 87
Mitchell County Hospital District General Obligation Limited
50 4.000 02/15/51 50
Montgomery County Toll Road Authority Revenue Bonds
150 5.000 09/15/43 167
Montgomery County Toll Road Authority Revenue Bonds
200 5.000 09/15/48 222
New Home Independent School District General Obligation Unlimited
300 3.000 02/15/51 318
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
125 4.000 01/01/36 135
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
55 5.000 04/01/36 65

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 565
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 1,000 5.000 08/15/40 1,088
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
150 4.000 01/01/41 160
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,500 4.750 04/01/46 1,648
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(Þ) 100 5.000 08/15/51 113
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,100 4.000 11/01/55 1,221
North East Texas Regional Mobility Authority Revenue Bonds
385 5.000 01/01/41 432
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 60 3.625 09/15/26 62
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 100 4.250 09/15/31 106
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 75 4.000 09/15/41 78
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 300 4.750 09/15/41 321
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 70 4.250 09/15/51 73
North Parkway Municipal Management District No. 1 Special Assessment
(Þ) 390 5.000 09/15/51 419
North Texas Tollway Authority Revenue Bonds
2,250 5.000 01/01/38 2,745
North Texas Tollway Authority Revenue Bonds
480 3.000 01/01/46 499
North Texas Tollway Authority Revenue Bonds
2,720 3.000 01/01/51 2,803
Port Beaumont Navigation District Revenue Bonds
(Þ) 100 2.750 01/01/36 98
Port Beaumont Navigation District Revenue Bonds
(Þ) 125 2.875 01/01/41 122
Port Beaumont Navigation District Revenue Bonds
(Þ) 600 3.000 01/01/50 567
Port of Beaumont Industrial Development Authority Revenue Bonds
(Þ) 1,900 4.100 01/01/28 1,870
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 210 6.000 01/01/25 217
Port of Beaumont Navigation District of Jefferson County Revenue Bonds
(Þ) 1,570 4.000 01/01/50 1,616
Red River Education Finance Corp. Texas Education Revenue Bonds
1,255 5.500 10/01/46 1,450
San Antonio Convention Hotel Revenue Bonds
(µ) 1,000 5.000 07/15/34 1,002
San Antonio Education Facilities Corp. Revenue Bonds
1,000 4.000 04/01/46 1,108
San Antonio Municipal Facilities Corp. Revenue Bonds
750 4.000 08/01/48 868
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
200 5.000 05/15/45 213
Texas City Industrial Development Corp. Revenue Bonds
770 4.125 12/01/45 834
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
175 5.000 12/15/31 226
Texas Municipal Gas Acquisition and Supply Corp. III Revenue Bonds
130 5.000 12/15/32 170
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
100 5.000 12/31/50 111
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
100 5.000 12/31/55 111
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
8,090 5.000 06/30/58 9,609
Texas Water Development Board Revenue Bonds
750 4.000 10/15/54 866
Town of Argyle Special Assessment
(Þ) 100 4.250 09/01/23 103
Town of Argyle Special Assessment
(Þ) 145 5.250 09/01/47 163
Town of Hickory Creek Special Assessment
200 3.875 09/01/37 218
Town of Little Elm Special Assessment
(Þ) 730 5.750 09/01/38 842
Town of Little Elm Special Assessment
(Þ) 100 5.000 09/01/47 109
Uptown Development Authority Tax Allocation
105 3.000 09/01/36 110
Uptown Development Authority Tax Allocation
50 3.000 09/01/37 52
Uptown Development Authority Tax Allocation
50 3.000 09/01/39 52
Uptown Development Authority Tax Allocation
50 3.000 09/01/40 52
Viridian Municipal Management District Special Assessment
25 3.125 12/01/35 25
Viridian Municipal Management District Special Assessment
30 3.375 12/01/40 30
Viridian Municipal Management District Special Assessment
385 4.750 12/01/43 407
Viridian Municipal Management District Special Assessment
50 3.500 12/01/47 50
91,123
Utah - 0.9%
Benloch Ranch Improvement Association No. 1
(Š) 700 9.750 12/01/39 736

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
566 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Black Desert Public Infrastructure District General Obligation Limited
(Þ) 1,500 4.000 03/01/51 1,521
Black Desert Public Infrastructure District General Obligation Limited
(Þ) 500 7.375 09/15/51 491
City of Salt Lake City Airport Revenue Bonds
925 5.000 07/01/51 1,143
Medical School Campus Public Infrastructure District General Obligation Limited
(Þ) 750 5.500 02/01/50 769
Mida Golf and Equestrian Center Public Infrastructure District General Obligation
Limited
(Þ) 1,500 4.625 06/01/57 1,487
Mida Mountain Village Public Infrastructure District Special Assessment
1,000 4.500 08/01/40 1,111
Mida Mountain Village Public Infrastructure District Special Assessment
(Þ) 600 4.000 08/01/50 613
Military Installation Development Authority Revenue Bonds
1,300 4.000 06/01/41 1,288
Red Bridge Public Infrastructure District No. 1 General Obligation Limited
(Þ) 500 4.375 02/01/51 515
Salt Lake City Corp. Airport Revenue Bonds
1,350 5.000 07/01/47 1,599
Utah Infrastructure Agency Revenue Bonds
2,000 5.000 10/15/40 2,323
Utah Infrastructure Agency Revenue Bonds
600 4.000 10/15/41 682
14,278
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
1,050 5.000 10/01/42 1,152
Vermont Student Assistance Corp. Revenue Bonds
1,600 4.500 06/15/45 1,669
2,821
Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue Bonds
160 4.000 10/01/22 159
Virgin Islands Public Finance Authority Revenue Bonds
145 5.000 10/01/22 145
Virgin Islands Public Finance Authority Revenue Bonds
1,385 5.000 10/01/25 1,389
Virgin Islands Public Finance Authority Revenue Bonds
180 5.000 10/01/29 180
Virgin Islands Public Finance Authority Revenue Bonds
1,000 5.250 10/01/29 983
Virgin Islands Public Finance Authority Revenue Bonds
555 6.625 10/01/29 560
Virgin Islands Public Finance Authority Revenue Bonds
2,120 5.000 10/01/32 2,097
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750 10/01/37 1,300
Virgin Islands Public Finance Authority Revenue Bonds
450 5.000 10/01/39 438
7,251
Virginia - 1.2%
County of Fairfax Sewer Revenue Bonds
1,300 4.000 07/15/51 1,539
Farms New Kent Community Development Authority Special Assessment
(Þ) 325 3.750 03/01/36 346
Farmville Industrial Development Authority Revenue Bonds
3,300 5.000 01/01/40 3,942
James City County Economic Development Authority Revenue Bonds
40 4.000 06/01/41 43
James City County Economic Development Authority Revenue Bonds
60 4.000 06/01/47 64
Salem Economic Development Authority Revenue Bonds
40 4.000 04/01/45 45
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/49 60
Tobacco Settlement Financing Corp. Revenue Bonds
1,975 5.200 06/01/46 1,976
Tobacco Settlement Financing Corp. Revenue Bonds
2,085 6.706 06/01/46 2,180
Tobacco Settlement Financing Corp. Revenue Bonds
125 5.000 06/01/47 126
Tobacco Settlement Financing Corp. Revenue Bonds
2,250 7.456 06/01/47 480
Tobacco Settlement Financing Corp. Revenue Bonds
12,175 11.642 06/01/47 3,001
Virginia College Building Authority Revenue Bonds
100 3.000 06/01/41 101
Virginia College Building Authority Revenue Bonds
75 4.000 06/01/46 83
Virginia Small Business Financing Authority Revenue Bonds
180 5.000 01/01/40 181
Virginia Small Business Financing Authority Revenue Bonds
1,010 5.000 01/01/44 1,017
Virginia Small Business Financing Authority Revenue Bonds
475 5.000 12/31/47 562
Virginia Small Business Financing Authority Revenue Bonds
25 5.000 07/01/49 25
Virginia Small Business Financing Authority Revenue Bonds
2,480 5.000 12/31/52 2,917

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 567
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virginia Small Business Financing Authority Revenue Bonds
885 5.000 12/31/56 1,040
19,728
Washington - 1.6%
King County General Obligation Limited
(~)(Ê) 3,865 0.080 01/01/46 3,865
Port of Seattle Industrial Development Corp. Revenue Bonds
460 5.000 04/01/30 485
Port of Seattle Revenue Bonds
500 5.000 08/01/46 624
Washington Economic Development Finance Authority Revenue Bonds
(Þ) 1,000 5.625 12/01/40 1,179
Washington Health Care Facilities Authority Revenue Bonds
210 5.000 08/01/49 251
Washington Higher Education Facilities Authority Revenue Bonds
2,500 4.000 10/01/49 2,708
Washington Higher Education Facilities Authority Revenue Bonds
75 4.000 05/01/50 84
Washington State Convention Center Public Facilities District Revenue Bonds
4,000 3.000 07/01/48 4,011
Washington State Convention Center Public Facilities District Revenue Bonds
950 5.000 07/01/48 1,142
Washington State Convention Center Public Facilities District Revenue Bonds
3,680 4.000 07/01/58 4,088
Washington State Convention Center Public Facilities District Revenue Bonds
1,250 5.000 07/01/58 1,500
Washington State Housing Finance Commission Revenue Bonds
(Þ) 3,000 4.000 01/01/41 3,082
Washington State Housing Finance Commission Revenue Bonds
(Þ) 150 5.000 01/01/49 167
Washington State Housing Finance Commission Revenue Bonds
(Þ) 200 5.000 01/01/55 222
Whidbey Island Public Hospital District General Obligation Unlimited
1,500 5.500 12/01/33 1,546
24,954
West Virginia - 0.2%
County of Ohio Special District Excise Tax Revenue Bonds
55 3.000 03/01/35 55
County of Ohio Special District Excise Tax Revenue Bonds
150 3.000 03/01/37 148
County of Ohio Special District Excise Tax Revenue Bonds
150 3.250 03/01/41 148
Monongalia County Commission Excise Tax District Revenue Bonds
(Þ) 175 4.125 06/01/43 192
Monongalia County Commission Excise Tax District Revenue Bonds
(Þ) 100 4.875 06/01/43 107
West Virginia Economic Development Authority Revenue Bonds
(~)(Ê) 300 4.125 07/01/45 315
West Virginia Economic Development Authority Revenue Bonds
(~)(æ)(Ê) 175 5.000 07/01/45 189
West Virginia Hospital Finance Authority Revenue Bonds
100 5.000 09/01/38 121
West Virginia Hospital Finance Authority Revenue Bonds
75 5.000 09/01/39 91
West Virginia Hospital Finance Authority Revenue Bonds
330 5.000 01/01/43 395
West Virginia Hospital Finance Authority Revenue Bonds
640 4.125 01/01/47 714
2,475
Wisconsin - 1.8%
Public Finance Authority Revenue Bonds
(~)(æ)(Ê) 1,000 0.200 06/01/23 1,000
Public Finance Authority Revenue Bonds
(~)(æ)(Ê) 3,000 0.200 10/01/25 3,000
Public Finance Authority Revenue Bonds
(Þ) 20 4.000 06/15/29 21
Public Finance Authority Revenue Bonds
(Þ) 1,000 5.000 10/01/29 1,217
Public Finance Authority Revenue Bonds
35 4.000 07/01/30 37
Public Finance Authority Revenue Bonds
100 4.300 11/01/30 111
Public Finance Authority Revenue Bonds
675 5.000 10/01/31 786
Public Finance Authority Revenue Bonds
710 5.000 10/01/32 824
Public Finance Authority Revenue Bonds
(Þ) 65 5.000 10/01/34 77
Public Finance Authority Revenue Bonds
1,000 5.750 04/01/35 1,134
Public Finance Authority Revenue Bonds
(Þ) 630 5.250 05/15/37 686
Public Finance Authority Revenue Bonds
1,595 5.000 06/01/39 1,893
Public Finance Authority Revenue Bonds
(Þ) 525 5.000 06/15/39 571
Public Finance Authority Revenue Bonds
(Þ) 150 5.000 10/01/39 177
Public Finance Authority Revenue Bonds
50 5.000 07/01/40 55
Public Finance Authority Revenue Bonds
(Þ) 750 5.250 05/15/42 815

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
568 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Public Finance Authority Revenue Bonds
500 5.000 07/01/42 511
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/44 119
Public Finance Authority Revenue Bonds
75 4.000 01/01/45 85
Public Finance Authority Revenue Bonds
(Þ) 200 5.250 03/01/45 228
Public Finance Authority Revenue Bonds
(Þ) 935 6.500 06/01/45 935
Public Finance Authority Revenue Bonds
(µ) 40 4.000 07/01/45 45
Public Finance Authority Revenue Bonds
725 5.350 12/01/45 852
Public Finance Authority Revenue Bonds
1,000 4.000 02/01/46 1,128
Public Finance Authority Revenue Bonds
340 5.250 07/01/47 370
Public Finance Authority Revenue Bonds
(Þ) 25 5.000 06/15/49 27
Public Finance Authority Revenue Bonds
(µ) 150 4.125 07/01/49 168
Public Finance Authority Revenue Bonds
100 3.000 01/01/50 104
Public Finance Authority Revenue Bonds
(Þ) 875 5.625 06/01/50 885
Public Finance Authority Revenue Bonds
(µ) 50 4.000 07/01/50 55
Public Finance Authority Revenue Bonds
(Þ) 100 5.000 06/01/51 108
Public Finance Authority Revenue Bonds
175 4.000 09/01/51 184
Public Finance Authority Revenue Bonds
2,000 4.000 09/30/51 2,168
Public Finance Authority Revenue Bonds
2,000 4.000 12/01/51 2,194
Public Finance Authority Revenue Bonds
(Þ) 100 5.000 06/15/54 111
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/54 118
Public Finance Authority Revenue Bonds
(Þ) 1,000 5.875 10/01/54 1,045
Public Finance Authority Revenue Bonds
(Þ) 450 5.250 03/01/55 509
Public Finance Authority Revenue Bonds
(µ) 65 4.000 07/01/55 72
Public Finance Authority Revenue Bonds
125 5.000 07/01/55 136
Public Finance Authority Revenue Bonds
(Þ) 350 5.000 12/01/55 389
Public Finance Authority Revenue Bonds
1,275 4.000 03/31/56 1,374
Public Finance Authority Revenue Bonds
(Þ) 600 4.500 06/01/56 596
Public Finance Authority Revenue Bonds
125 4.000 09/01/56 130
Public Finance Authority Revenue Bonds
(µ) 100 5.000 07/01/58 118
Public Finance Authority Revenue Bonds
(µ) 80 4.000 07/01/59 88
Public Finance Authority Revenue Bonds
(Þ) 100 5.000 06/01/61 107
Public Finance Authority Revenue Bonds
275 4.000 07/01/61 294
Wisconsin Health & Educational Facilities Authority Revenue Bonds
20 4.000 03/15/40 22
Wisconsin Health & Educational Facilities Authority Revenue Bonds
1,235 5.000 03/15/50 1,459
29,138
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds
1,000 3.625 07/15/39 1,063
Total Municipal Bonds
(cost $1,453,207) 1,558,974
Short-Term Investments - 2.7%
U.S. Cash Management Fund (@) 43,909,402 (∞) 43,901
Total Short-Term Investments
(cost $43,901) 43,901
Total Investments - 99.8%
(identified cost $1,497,108) 1,602,875
Other Assets and Liabilities, Net - 0.2%
2,746
Net Assets - 100.0%
1,605,621

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 569
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
14.0%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 06/29/17 3,500,000 103.75 3,611
3,972
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 500,000 107.41 537
574
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 04/19/18 1,000,000 106.70 1,067
1,167
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 815,000 100.68 821
958
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 01/21/21 490,000 100.00 490
603
American Samoa Economic Development Authority Revenue Bonds 06/16/21 120,000 100.00 120
121
American Samoa Economic Development Authority Revenue Bonds 06/16/21 100,000 122.80 123
122
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 108.12 1,622
1,806
Arizona Industrial Development Authority Revenue Bonds 08/28/20 500,000 98.17 491
582
Arizona Industrial Development Authority Revenue Bonds 10/08/20 700,000 106.15 743
787
Arizona Industrial Development Authority Revenue Bonds 10/09/20 920,000 106.67 981
1,050
Arizona Industrial Development Authority Revenue Bonds 04/15/21 50,000 105.77 53
53
Arizona Industrial Development Authority Revenue Bonds 04/15/21 25,000 107.26 27
27
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 109.60 33
32
Arizona Industrial Development Authority Revenue Bonds 08/11/21 30,000 110.34 33
32
Arkansas Development Finance Authority Revenue Bonds 09/09/20 3,500,000 102.52 3,589
3,894
Arkansas Development Finance Authority Revenue Bonds 12/08/20 1,000,000 107.58 1,076
1,088
Artisan Lakes East Community Development District Special Assessment 06/17/21 945,000 100.00 945
923
Artisan Lakes East Community Development District Special Assessment 06/17/21 220,000 100.00 220
219
Artisan Lakes East Community Development District Special Assessment 06/17/21 905,000 105.70 957
941
Artisan Lakes East Community Development District Special Assessment 06/17/21 550,000 105.71 581
572
Artisan Lakes East Community Development District Special Assessment 06/17/21 250,000 99.67 249
246
Astonia Community Development District Special Assessment 07/09/21 1,100,000 100.00 1,100
1,072
Astonia Community Development District Special Assessment 07/09/21 50,000 104.93 52
51
Astonia Community Development District Special Assessment 07/09/21 75,000 104.93 79
77
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
109
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100.00 100
107
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,065,000 99.41 1,059
1,208
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 1,365,000 100.00 1,365
1,336
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 120,000 104.96 126
124
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.00 100
103
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100.15 100
103
Beaumont Community Development District Special Assessment 01/25/19 115,000 100.00 115
126
Bent Creek Community Development District Special Assessment 07/16/21 160,000 105.49 169
165
Bent Grass Metropolitan District General Obligation Limited 06/24/20 500,000 100.00 500
541
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 500,000 100.00 500
491
Black Desert Public Infrastructure District General Obligation Limited 09/23/21 1,500,000 101.01 1,515
1,521
Brookstone Community Development District Special Assessment 01/23/18 65,000 100.00 65
66
Build NYC Resource Corp. Revenue Bonds 01/14/21 250,000 109.59 274
281
Build NYC Resource Corp. Revenue Bonds 04/08/21 100,000 111.14 111
112
Build NYC Resource Corp. Revenue Bonds 07/22/21 100,000 100.00 100
99
Build NYC Resource Corp. Revenue Bonds 07/22/21 350,000 118.50 415
413
Calhoun County Navigation Industrial Development Authority Revenue Bonds 07/20/21 1,000,000 100.00 1,000
1,026
Calhoun County Navigation Industrial Development Authority Revenue Bonds 07/20/21 2,000,000 102.07 2,041
2,069
California Community Housing Agency Revenue Bonds 07/24/20 1,000,000 111.18 1,112
1,115
California Community Housing Agency Revenue Bonds 03/25/21 1,400,000 107.59 1,502
1,476
California Community Housing Agency Revenue Bonds 07/14/21 600,000 102.16 613
556
California Enterprise Development Authority Revenue Bonds 06/18/21 250,000 111.29 278
272
California Health Facilities Financing Authority Revenue Bonds 05/27/21 250,000 108.89 272
290
California Infrastructure & Economic Development Bank Revenue Bonds 08/13/20 835,000 100.37 838
878
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99.46 995
1,138
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102.63 1,539
1,735
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103.71 1,882
2,081

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
570 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100.35 65
72
California Pollution Control Financing Authority Revenue Bonds 06/11/15 4,180,000 105.80 4,397
4,484
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97.27 2,452
2,064
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98.61 444
405
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 110.13 606
657
California Pollution Control Financing Authority Revenue Bonds 10/30/20 550,000 100.00 550
548
California Public Finance Authority Revenue Bonds 01/26/21 600,000 113.54 681
687
California School Finance Authority Revenue Bonds 12/10/15 500,000 107.05 535
557
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106.51 1,065
1,138
California School Finance Authority Revenue Bonds 09/11/20 200,000 110.80 222
233
California School Finance Authority Revenue Bonds 10/22/20 600,000 104.16 625
640
California School Finance Authority Revenue Bonds 10/30/20 150,000 105.31 158
167
California School Finance Authority Revenue Bonds 04/19/21 100,000 109.41 109
109
California School Finance Authority Revenue Bonds 04/29/21 1,100,000 111.11 1,222
1,212
California School Finance Authority Revenue Bonds 07/21/21 100,000 115.73 116
113
California School Finance Authority Revenue Bonds 07/22/21 465,000 115.04 535
516
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 102.95 2,677
2,959
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 107.10 214
237
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 107.03 2,676
2,860
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106.62 533
519
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107.62 1,076
1,213
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104.30 261
268
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105.26 211
218
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 110.90 111
117
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 3,680,000 99.25 3,653
4,161
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 1,255,000 106.34 1,335
1,447
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100.00 2,000
2,142
Capital Trust Agency, Inc. Revenue Bonds 06/18/21 325,000 111.29 362
367
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 107.60 108
106
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 108.47 108
107
Cedar Bayou Navigation District Special Assessment 11/05/20 585,000 100.00 585
632
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 150,000 100.00 150
155
Central Etowah County Solid Waste Disposal Authority Revenue Bonds 08/07/20 385,000 100.00 385
394
Chapel Creek Community Development District Special Assessment 05/27/21 45,000 100.00 45
45
Chapel Creek Community Development District Special Assessment 05/27/21 70,000 103.69 73
72
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 240,000 98.99 238
260
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104.14 364
383
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92.78 1,392
1,920
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94.23 1,884
2,575
City & County of San Francisco Special Tax District No. 2020-1 Special Tax 05/07/21 100,000 111.10 111
112
City of Anna Special Assessment 07/28/21 136,000 100.00 136
129
City of Anna Special Assessment 07/28/21 504,000 100.00 504
481
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 330,000 100.00 330
357
City of Bee Cave Special Assessment 10/27/21 122,000 100.00 122
122
City of Bee Cave Special Assessment 10/27/21 100,000 100.00 100
100
City of Bee Cave Special Assessment 10/27/21 281,000 100.00 281
281
City of Celina Special Assessment 09/11/19 165,000 100.00 165
175
City of Celina Special Assessment 09/29/21 75,000 103.29 77
77
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
101
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
101
City of Crandall Special Assessment 06/08/21 100,000 99.20 99
101
City of Crandall Special Assessment 06/08/21 100,000 99.25 99
101
City of Elmendorf Special Assessment 08/20/21 100,000 100.00 100
95
City of Fate Special Assessment 10/19/21 110,000 100.56 111
110
City of Fate Special Assessment 10/19/21 100,000 99.30 99
99
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100.00 150
157
City of Goshen Revenue Bonds 08/06/21 1,000,000 100.00 1,000
974
City of Haslet Special Assessment 07/30/20 200,000 105.62 211
214
City of Haslet Special Assessment 10/19/21 100,000 101.79 102
101
City of Hutto Special Assessment 04/05/21 296,000 99.89 296
294
City of Hutto Special Assessment 10/22/21 100,000 102.14 102
102
City of Justin Special Assessment 03/27/18 270,000 100.00 270
300
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
109

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 571
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
City of Kyle Special Assessment 05/08/19 100,000 100.00 100
109
City of Kyle Special Assessment 10/20/21 100,000 100.00 100
99
City of Kyle Special Assessment 10/20/21 100,000 101.29 101
101
City of Lavon Special Assessment Revenue Bonds 08/21/19 200,000 103.07 206
214
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99.38 99
107
City of Manor Special Assessment 05/06/21 100,000 100.00 100
97
City of Manor Special Assessment 05/06/21 100,000 102.53 103
101
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100.00 100
109
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
96
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
95
City of Marble Falls Revenue Bonds 07/21/21 100,000 100.00 100
96
City of McLendon -Chisholm Special Assessment 06/26/20 100,000 105.33 105
108
City of McLendon -Chisholm Special Assessment 02/10/21 35,000 100.00 35
34
City of McLendon -Chisholm Special Assessment 02/10/21 50,000 101.70 51
50
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100.00 1,000
1,129
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100.00 150
165
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100.00 100
110
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
99
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
100
City of Midlothian Special Assessment 03/24/21 100,000 100.00 100
100
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102.38 1,433
1,579
City of Oak Point Special Assessment 07/22/21 650,000 100.00 650
623
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 100.00 100
104
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 99.53 100
105
City of Phoenix Industrial Development Authority Revenue Bonds 12/10/15 200,000 101.98 204
221
City of Princeton Special Assessment 04/24/18 130,000 100.00 130
143
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
107
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
112
City of Princeton Special Assessment 08/27/19 100,000 100.00 100
111
City of Princeton Special Assessment 08/27/19 300,000 103.66 311
322
City of Princeton Special Assessment 06/23/20 161,000 100.00 161
168
City of Princeton Special Assessment 06/23/20 125,000 100.00 125
130
City of Princeton Special Assessment 06/23/20 325,000 100.00 325
343
City of Princeton Special Assessment 06/23/20 225,000 100.00 225
236
City of Princeton Special Assessment 06/26/20 35,000 105.08 37
38
City of Princeton Special Assessment 05/25/21 110,000 103.47 114
113
City of Red Oak Special Assessment 06/15/21 100,000 102.77 103
100
City of Red Oak Special Assessment 06/15/21 100,000 98.92 99
95
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99.43 124
133
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 102.93 103
106
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100.73 201
209
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.12 101
103
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101.44 101
104
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 105.49 1,345
1,442
Cleveland-Cuyahoga County Port Authority Tax Allocation 08/19/21 100,000 100.00 100
105
Cleveland-Cuyahoga County Port Authority Tax Allocation 09/02/21 100,000 101.74 102
104
CMFA Special Finance Agency VII Revenue Bonds 08/04/21 350,000 103.65 363
322
Colorado Educational & Cultural Facilities Authority Revenue Bonds 12/21/20 330,000 109.03 360
361
Colorado Educational & Cultural Facilities Authority Revenue Bonds 02/04/21 100,000 108.92 109
109
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 114.66 1,147
1,196
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 900,000 103.96 944
988
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 103.96 104
110
Copperleaf Metropolitan District No. 9 General Obligation Limited 10/08/21 500,000 100.00 500
494
Corkscrew Farms Community Development District Special Assessment 12/13/17 55,000 100.00 55
62
Corkscrew Farms Community Development District Special Assessment 12/13/17 115,000 100.00 115
129
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 106.03 1,808
1,867
County of Medina Special Assessment 03/11/21 100,000 100.00 100
100
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98.86 114
128
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 130,000 100.00 130
134
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 600,000 100.00 600
662
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 230,000 100.00 230
254
CSCDA Community Improvement Authority Revenue Bonds 06/04/21 1,250,000 108.12 1,352
1,287
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97.96 980
1,122
Dauphin County General Authority Revenue Bonds 12/21/20 2,200,000 102.18 2,248
2,700

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
572 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Dauphin County General Authority Revenue Bonds 12/21/20 850,000 100.00 850
1,031
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98.87 99
117
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98.91 148
175
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 108.86 327
358
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 109.90 110
119
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 110.43 254
280
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 110.69 244
269
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.33 197
224
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98.93 198
225
Denver Urban Renewal Authority Tax Allocation 10/11/18 600,000 99.19 597
651
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 325,000 104.76 340
379
Dutchess County Local Development Corp. Revenue Bonds 12/16/20 275,000 105.71 291
322
DW Bayview Community Development District Special Assessment 02/05/21 50,000 103.60 52
52
DW Bayview Community Development District Special Assessment 02/05/21 75,000 99.64 75
75
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100.00 50
53
Eagle Pointe Community Development District Special Assessment 07/15/20 225,000 101.34 228
237
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100.00 625
693
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101.04 101
103
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99.89 100
103
Entrada Community Development District Special Assessment 09/23/21 100,000 105.37 105
104
Epperson North Community Development District Special Assessment 10/05/21 100,000 103.34 103
103
Erie Tobacco Asset Securitization Corp. Revenue Bonds 02/02/21 4,000,000 4.79 191
209
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107.41 161
178
Farms New Kent Community Development Authority Special Assessment 06/25/21 325,000 100.00 325
346
Florida Development Finance Corp. Revenue Bonds 04/02/19 115,000 100.00 115
117
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100.00 870
882
Florida Development Finance Corp. Revenue Bonds 04/02/19 1,965,000 100.00 1,965
1,990
Florida Development Finance Corp. Revenue Bonds 06/20/19 685,000 113.27 776
778
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103.71 119
126
Florida Development Finance Corp. Revenue Bonds 08/20/20 100,000 101.89 102
107
Florida Development Finance Corp. Revenue Bonds 09/04/20 160,000 101.73 163
174
Florida Development Finance Corp. Revenue Bonds 09/04/20 100,000 103.08 103
110
Florida Development Finance Corp. Revenue Bonds 10/21/20 220,000 101.18 223
254
Florida Development Finance Corp. Revenue Bonds 10/21/20 125,000 101.93 127
145
Florida Development Finance Corp. Revenue Bonds 12/11/20 1,470,000 95.77 1,408
1,584
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 105.81 106
105
Florida Development Finance Corp. Revenue Bonds 06/04/21 100,000 106.89 107
106
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 100.00 100
98
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 111.77 112
109
Florida Development Finance Corp. Revenue Bonds 09/24/21 500,000 102.02 510
519
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104.19 1,406
1,542
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107.27 1,893
2,070
Gracewater Sarasota Community Development District Special Assessment 09/24/21 100,000 103.60 104
102
Greenways Metropolitan District No. 1 General Obligation Limited 08/06/21 500,000 100.00 500
487
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100.00 1,185
1,347
Hawks Point Community Development District Special Assessment Bonds 06/23/17 185,000 103.34 191
206
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100.00 60
63
Hills Minneola Community Development District Special Assessment 07/16/20 130,000 97.91 127
134
Hills Minneola Community Development District Special Assessment 08/04/21 500,000 104.90 524
513
Horizon Metropolitan District No. 2 General Obligation Limited 07/28/21 500,000 100.00 500
500
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100.00 250
263
Illinois Finance Authority Revenue Bonds 02/25/20 705,000 120.13 847
848
Illinois Finance Authority Revenue Bonds 07/01/21 125,000 111.68 140
136
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100.36 1,505
1,516
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100.00 185
201
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100.00 275
297
Kingman Gate Community Development District Special Assessment 03/03/21 50,000 101.66 51
51
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100.00 250
175
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100.00 1,000
700
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100.00 200
212
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99.32 99
106
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98.95 99
110

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 573
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99.36 99
110
Lakewood Ranch Stewardship District Special Assessment 09/03/20 100,000 98.98 99
104
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
108
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100.00 100
107
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100.00 1,640
1,702
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue Bonds 06/10/21 250,000 97.51 244
273
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.02 55
58
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110.94 55
58
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.64 117
127
Maricopa County Industrial Development Authority Revenue Bonds 12/04/20 115,000 101.93 117
127
Maryland Economic Development Corp. Revenue Bonds 06/10/21 1,400,000 100.00 1,400
1,495
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 106.95 1,337
1,354
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100.00 100
110
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100.00 150
165
Massachusetts Development Finance Agency Revenue Bonds 07/08/21 1,300,000 110.88 1,441
1,436
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98.55 246
291
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99.16 198
234
Medical School Campus Public Infrastructure District General Obligation
Limited 08/19/20 750,000 100.00 750
769
Mida Golf and Equestrian Center Public Infrastructure District General
Obligation Limited 10/20/21 1,500,000 100.00 1,500
1,487
Mida Mountain Village Public Infrastructure District Special Assessment 04/09/21 600,000 101.70 610
613
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,150,000 99.91 1,149
1,209
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,530,000 101.13 1,547
1,485
Mississippi Development Bank Revenue Bonds 10/01/21 200,000 105.02 210
212
Mississippi Development Bank Revenue Bonds 10/01/21 950,000 106.24 1,009
1,015
Mississippi Development Bank Revenue Bonds 10/01/21 900,000 106.50 958
964
Mississippi Development Bank Revenue Bonds 10/01/21 1,025,000 107.02 1,097
1,099
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 117.43 117
117
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 117.80 118
118
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 118.17 118
118
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 600,000 99.69 598
630
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 175,000 100.00 175
192
Monongalia County Commission Excise Tax District Revenue Bonds 05/27/21 100,000 100.00 100
107
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99.43 40
44
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99.63 189
211
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103.09 1,134
1,194
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100.00 100
105
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 310,000 100.00 310
325
New Hampshire Business Finance Authority Revenue Bonds 08/13/20 180,000 100.00 180
188
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110.57 111
113
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101.73 1,017
1,088
New York Liberty Development Corp. Revenue Bonds 03/21/17 1,655,000 104.47 1,734
1,804
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103.11 412
453
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 105.54 950
1,080
North Arkansas-1 Pasco Community Development District Special Assessment 10/27/21 100,000 102.14 102
102
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 70,000 100.00 70
73
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 60,000 100.00 60
62
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 100,000 100.00 100
106
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 300,000 100.00 300
321
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 390,000 100.38 391
419
North Parkway Municipal Management District No. 1 Special Assessment 10/07/21 75,000 99.32 74
78
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100.00 120
136
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100.00 100
111
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101.81 1,212
1,369
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 110.67 1,107
1,067
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 103.91 1,039
1,062
Parish of St. James Revenue Bonds 05/20/20 1,000,000 100.00 1,000
1,129
Parish of St. James Revenue Bonds 05/20/20 100,000 100.00 100
129
Parish of St. James Revenue Bonds 05/20/20 125,000 100.00 125
164
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 200,000 111.63 223
228
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 900,000 112.17 1,010
1,041
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100.00 25
26

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
574 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100.00 50
53
Port Beaumont Navigation District Revenue Bonds 08/04/21 125,000 100.00 125
122
Port Beaumont Navigation District Revenue Bonds 08/04/21 100,000 100.00 100
98
Port Beaumont Navigation District Revenue Bonds 08/04/21 600,000 97.19 583
567
Port of Beaumont Industrial Development Authority Revenue Bonds 08/04/21 1,900,000 100.00 1,900
1,870
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 210,000 100.00 210
217
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 1,570,000 100.93 1,592
1,616
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 125,000 99.17 124
126
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99.62 498
539
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100.00 1,425
1,527
Public Finance Authority Revenue Bonds 04/07/17 750,000 103.19 774
815
Public Finance Authority Revenue Bonds 04/07/17 630,000 103.44 652
686
Public Finance Authority Revenue Bonds 02/21/19 525,000 101.04 526
571
Public Finance Authority Revenue Bonds 05/01/19 20,000 100.60 20
21
Public Finance Authority Revenue Bonds 05/01/19 100,000 101.64 102
111
Public Finance Authority Revenue Bonds 05/01/19 25,000 101.43 25
27
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100.00 1,000
1,045
Public Finance Authority Revenue Bonds 12/11/19 1,000,000 113.69 1,137
1,217
Public Finance Authority Revenue Bonds 08/10/20 150,000 107.04 161
177
Public Finance Authority Revenue Bonds 08/28/20 450,000 105.19 473
509
Public Finance Authority Revenue Bonds 08/28/20 200,000 105.90 212
228
Public Finance Authority Revenue Bonds 09/16/20 65,000 106.09 69
77
Public Finance Authority Revenue Bonds 12/03/20 350,000 109.41 383
389
Public Finance Authority Revenue Bonds 03/26/21 935,000 94.66 885
935
Public Finance Authority Revenue Bonds 03/26/21 875,000 98.47 862
885
Public Finance Authority Revenue Bonds 05/28/21 100,000 108.37 108
107
Public Finance Authority Revenue Bonds 05/28/21 100,000 109.06 109
108
Public Finance Authority Revenue Bonds 08/02/21 600,000 100.00 600
596
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 350,000 100.00 350
390
Pueblo Urban Renewal Authority Tax Allocation 03/24/21 100,000 81.76 82
87
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 1,250,000 116.55 1,457
1,457
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 01/06/21 2,000,000 118.37 2,368
2,400
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 2,280,000 109.07 2,489
2,509
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/12/21 1,250,000 119.58 1,495
1,507
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 900,000 100.00 900
901
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
602
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 600,000 100.00 600
601
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 08/19/21 975,000 120.62 1,176
1,184
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100.00 540
596
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100.00 895
986
Red Bridge Public Infrastructure District No. 1 General Obligation Limited 07/01/21 500,000 100.00 500
515
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100.49 226
252
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100.00 100
114
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100.00 200
227
Sandmine Road Community Development District Special Assessment 08/14/20 60,000 100.00 60
62
Sandmine Road Community Development District Special Assessment 08/14/20 20,000 100.00 20
20
Sandmine Road Community Development District Special Assessment 08/14/20 25,000 100.00 25
26
Sandmine Road Community Development District Special Assessment 08/14/20 50,000 99.13 50
51
Sandmine Road Community Development District Special Assessment 10/14/21 50,000 104.28 52
52
Sarasota National Community Development District Special Assessment 03/26/21 200,000 99.67 199
202
Sarasota National Community Development District Special Assessment 03/26/21 100,000 99.73 100
101
Sawyers Landing Community Development District Special Assessment 08/04/21 300,000 97.62 293
315
Sawyers Landing Community Development District Special Assessment 08/04/21 175,000 99.13 173
185
Seminole County Industrial Development Authority Revenue Bonds 07/01/21 135,000 111.35 150
147
Seminole County Industrial Development Authority Revenue Bonds 08/03/21 100,000 112.71 113
108
Shell Point Community Development District Special Assessment 02/13/19 100,000 100.00 100
113
Shell Point Community Development District Special Assessment 02/13/19 175,000 99.63 174
196
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98.68 197
230
South Carolina Jobs-Economic Development Authority Revenue Bonds 07/30/21 100,000 100.00 100
101
Southern Ohio Port Authority Revenue Bonds 09/24/20 625,000 97.31 608
714
Southern Ohio Port Authority Revenue Bonds 04/08/21 275,000 113.55 312
316
Southshore Bay Community Development District Special Assessment 08/25/21 750,000 100.00 750
738

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 575
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 100.93 141
158
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 101.00 232
259
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102.42 2,263
2,332
State of Ohio Revenue Bonds 11/14/19 275,000 106.38 293
288
State of Ohio Revenue Bonds 12/05/19 110,000 108.93 120
117
Stillwater Community Development District Special Assessment 03/17/21 50,000 100.41 50
51
Stillwater Community Development District Special Assessment 03/17/21 100,000 102.92 103
104
Stonewater Community Development District Special Assessment 10/13/21 100,000 104.62 105
104
Stoneybrook South at Championsgate Community Development District Special
Assessment 11/25/20 1,000,000 100.00 1,000
1,016
Storey Park Community Development District Special Assessment 05/25/21 25,000 100.00 25
25
Storey Park Community Development District Special Assessment 05/25/21 50,000 104.16 52
52
Summer Woods Community Development District Special Assessment 10/05/21 75,000 102.79 77
77
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98.18 982
1,139
Timber Creek Southwest Community Development District Special Assessment 09/30/21 75,000 100.00 75
75
Timber Creek Southwest Community Development District Special Assessment 09/30/21 1,375,000 104.23 1,433
1,426
Tohoqua Community Development District Special Assessment 03/05/21 100,000 100.00 100
101
Tolomato Community Development District Special Assessment 03/15/18 100,000 99.26 99
112
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.25 99
109
Touchstone Community Development District Special Assessment 02/02/18 100,000 99.36 99
110
Town of Argyle Special Assessment 01/24/18 145,000 100.00 145
163
Town of Argyle Special Assessment 01/24/18 100,000 100.00 100
103
Town of Little Elm Special Assessment 12/06/17 100,000 100.35 100
109
Town of Little Elm Special Assessment 11/07/18 730,000 100.00 730
842
Triple Creek Community Development District Special Assessment 11/08/18 265,000 98.56 261
301
Tulsa Authority for Economic Opportunity Tax Allocation 08/24/21 750,000 98.51 739
718
Tulsa Authority for Economic Opportunity Tax Allocation 09/16/21 160,000 99.00 158
151
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 929,000 100.00 929
992
Two Lakes Community Development District Special Assessment 06/19/17 290,000 100.00 290
312
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102.52 205
233
Union County Improvement Authority Revenue Bonds 10/23/19 600,000 100.72 604
624
Union Park East Community Development District Special Assessment 06/02/17 500,000 102.79 514
569
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 105.92 106
104
V-Dana Community Development District Special Assessment 07/23/20 100,000 98.29 98
104
V-Dana Community Development District Special Assessment 04/01/21 500,000 99.39 497
502
Ventana Community Development District Special Assessment 03/01/18 500,000 97.47 487
564
Ventana Community Development District Special Assessment 03/01/18 500,000 98.01 490
564
Veranda Community Development District II Special Assessment 02/24/21 65,000 100.00 65
66
Veranda Community Development District II Special Assessment 02/24/21 90,000 101.64 91
93
Verano No. 1 Community Development District Special Assessment 05/04/17 100,000 98.63 99
109
Verano No. 1 Community Development District Special Assessment 05/30/17 100,000 100.00 100
111
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100.00 1,375
1,468
Village Community Development District No. 12 Special Assessment 03/16/18 670,000 100.00 670
736
Village Community Development District No. 12 Special Assessment 06/06/18 670,000 101.25 678
736
Village Community Development District No. 13 Special Assessment 09/11/20 590,000 100.00 590
607
Village Community Development District No. 13 Special Assessment 09/11/20 265,000 100.00 265
274
Washington Economic Development Finance Authority Revenue Bonds 12/15/20 1,000,000 104.33 1,043
1,179
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107.80 216
222
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108.52 163
167
Washington State Housing Finance Commission Revenue Bonds 09/10/21 3,000,000 105.20 3,157
3,082
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
167
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100.00 150
167
West Port Community Development District Special Assessment 08/05/20 1,780,000 102.38 1,814
1,850
West Port Community Development District Special Assessment 05/10/21 90,000 100.00 90
90
West Villages Improvement District Special Assessment 03/31/21 1,935,000 99.30 1,922
1,951
Westchester County Local Development Corp. Revenue Bonds 10/28/21 200,000 103.87 208
208
Western Regional Off-Track Betting Corp. 08/27/21 115,000 98.85 114
112
Westside Community Development District Special Assessment 09/20/19 100,000 100.00 100
107
Westside Community Development District Special Assessment 09/20/19 100,000 99.82 100
107
Wildblue Community Development District Special Assessment 05/23/19 125,000 100.00 125
135
Wildblue Community Development District Special Assessment 05/23/19 250,000 100.29 251
267
Windler Public Improvement Authority Revenue Bonds 09/10/21 750,000 100.00 750
718
Windler Public Improvement Authority Revenue Bonds 09/10/21 600,000 75.72 454
443
Winsome Metropolitan District No. 3 General Obligation Limited 07/08/21 500,000 100.00 500
480

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
576 Tax-Exempt High Yield Bond Fund
D
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 100.00 50
49
Zephyr Lakes Community Development District Special Assessment 06/17/21 50,000 104.57 52 51
225,179
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 20,652 12/21
366
United States 10 Year Ultra Treasury Note Futures 140 USD 20,304 12/21
345
United States Treasury Ultra Bond Futures 60 USD 11,784 12/21 1
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 712
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 18,456 $ —
$ —
$ 18,456 1.1
Alaska — 3,814 —
—
3,814 0.2
American Samoa — 243 —
—
243 —
*
Arizona — 25,488 —
—
25,488 1.6
Arkansas — 10,556 —
—
10,556 0.7
California — 159,117 —
—
159,117 9.9
Colorado — 68,373 —
—
68,373 4.3
Connecticut — 16,713 —
—
16,713 1.0
Delaware — 1,201 —
—
1,201 0.1
District of Columbia — 18,219 —
—
18,219 1.1
Florida — 143,030 —
—
143,030 8.9
Georgia — 27,352 —
—
27,352 1.7
Guam — 17,404 —
—
17,404 1.1
Hawaii — 3,006 —
—
3,006 0.2
Idaho — 1,321 —
—
1,321 0.1
Illinois — 155,144 —
—
155,144 9.7
Indiana — 7,632 —
—
7,632 0.5
Iowa — 7,331 —
—
7,331 0.4
Kansas — 932 —
—
932 0.1
Kentucky — 4,886 —
—
4,886 0.3
Louisiana — 15,092 —
—
15,092 0.9

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 577
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Maine — 5,734 —
—
5,734 0.3
Maryland — 14,272 —
—
14,272 0.9
Massachusetts — 14,758 —
—
14,758 0.9
Michigan — 40,811 —
—
40,811 2.5
Minnesota — 12,520 —
—
12,520 0.8
Mississippi — 20,926 —
—
20,926 1.3
Missouri — 9,110 —
—
9,110 0.6
Montana — 2,267 —
—
2,267 0.1
Nevada — 5,178 —
—
5,178 0.3
New Hampshire — 7,342 —
—
7,342 0.4
New Jersey — 74,010 —
—
74,010 4.6
New Mexico — 143 —
—
143 —
*
New York — 132,045 —
—
132,045 8.2
North Carolina — 14,843 —
—
14,843 0.9
North Dakota — 5,353 —
—
5,353 0.3
Ohio — 59,052 —
—
59,052 3.7
Oklahoma — 8,835 —
—
8,835 0.6
Oregon — 9,093 —
—
9,093 0.6
Pennsylvania — 84,310 —
—
84,310 5.3
Puerto Rico — 115,847 —
—
115,847 7.2
Rhode Island — 2,473 —
—
2,473 0.2
South Carolina — 10,447 —
—
10,447 0.7
South Dakota — 2,344 —
—
2,344 0. 1
Tennessee — 9,120 —
—
9,120 0.6
Texas — 91,123 —
—
91,123 5.7
Utah — 13,542 736
—
14,278 0.9
Vermont — 2,821 —
—
2,821 0.2
Virgin Islands — 7,251 —
—
7,251 0.4
Virginia — 19,728 —
—
19,728 1.2
Washington — 24,954 —
—
24,954 1.6
West Virginia — 2,475 —
—
2,475 0.2
Wisconsin — 29,138 —
—
29,138 1.8
Wyoming — 1,063 —
—
1,063 0.1
Short-Term Investments — — — 43,901 43,901 2.7
Total Investments — 1,558,238 736 43,901 1,602,875 99.8
Other Assets and Liabilities, Net
0.2
100.0

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
578 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 712 — — — 712 —
*
Total Other Financial Instruments
**
$ 712 $ — $ — $ — $ 712
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 579
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 712
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (303)
Interest rate swap contracts (337)
Total
$ (640)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 436
Interest rate swap contracts 717
Total
$ 1,153
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
580 Tax-Exempt High Yield Bond Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 1,497,108
Investments, at fair value(>) ...........................................................................................................................................................
1,602,875
Cash ............................................................................................................................................................................................... 4,268
Receivables:
Dividends and interest ....................................................................................................................................................... 18,053
Dividends from affiliated funds .......................................................................................................................................... 2
Investments sold ................................................................................................................................................................ 1,133
Fund shares sold ................................................................................................................................................................ 4,044
From broker(a) ................................................................................................................................................................... 354
Investments matured(x) ...................................................................................................................................................... 1,687
Variation margin on futures contracts ................................................................................................................................. 712
Total assets .................................................................................................................................................
1,633,128
Liabilities
Payables:
Due to broker (b)(c) ............................................................................................................................................................ 151
Investments purchased ...................................................................................................................................................... 25,966
Fund shares redeemed ....................................................................................................................................................... 488
Accrued fees to affiliates .................................................................................................................................................... 757
Other accrued expenses ..................................................................................................................................................... 145
Total liabilities .............................................................................................................................................
27,507
Net Assets ............................................................................................................................................................
$ 1,605,621

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 581
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 85,481
Shares of beneficial interest ...........................................................................................................................................................
1,424
Additional paid-in capital ..............................................................................................................................................................
1,518,716
Net Assets ............................................................................................................................................................
$ 1,605,621
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.26
Maximum offering price per share (Net asset value plus sales charge of 3 .75%): Class A ......................................................... $ 11. 70
Class A — Net assets ............................................................................................................................................................. $ 21,752,190
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,931,043
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.24
Class C — Net assets ............................................................................................................................................................. $ 6,803,984
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 605,256
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.27
Class M — Net assets ............................................................................................................................................................ $ 472,831,739
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 41,951,285
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.28
Class S — Net assets ............................................................................................................................................................. $ 1,104,232,985
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 97,922,938
Amounts in thousands
(x)     Investments matured - cost $ 1,685
(>)     Investments in affiliates, U.S. Cash Management Fund $ 43,901
(a)     Receivable from Broker for Futures $ 354
(b)      Due to Broker for Futures $ 137
(c)     Due to Broker for Swaps $ 14
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
582 Tax-Exempt High Yield Bond Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 1
Dividends from affiliated funds ......................................................................................................................................... 17
Interest .............................................................................................................................................................................. 47,981
Total investment income ...............................................................................................................................................................
47,999
Expenses
Advisory fees .................................................................................................................................................................... 6,915
Administrative fees ........................................................................................................................................................... 667
Custodian fees ................................................................................................................................................................... 128
Distribution fees - Class A ................................................................................................................................................ 48
Distribution fees - Class C ................................................................................................................................................ 40
Transfer agent fees - Class A ............................................................................................................................................ 39
Transfer agent fees - Class C ............................................................................................................................................. 11
Transfer agent fees - Class M ............................................................................................................................................ 734
Transfer agent fees - Class S ............................................................................................................................................. 1,982
Professional fees ............................................................................................................................................................... 138
Registration fees ............................................................................................................................................................... 135
Shareholder servicing fees - Class C ................................................................................................................................. 13
Trustees’ fees .................................................................................................................................................................... 55
Printing fees ...................................................................................................................................................................... 101
Proxy fees ......................................................................................................................................................................... 63
Miscellaneous ................................................................................................................................................................... 27
Expenses before reductions .............................................................................................................................................. 11,096
Expense reductions ........................................................................................................................................................... (2,583)
Net expenses .................................................................................................................................................................................
8,513
Net investment income (loss) ........................................................................................................................................................
39,486
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 2,777
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. (303)
Interest rate swap contracts ............................................................................................................................................... (337)
Net realized gain (loss) ..................................................................................................................................................................
2,136
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 60,219
Investments in affiliated funds .......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 436
Interest rate swap contracts ............................................................................................................................................... 717
Investment matured .......................................................................................................................................................... 2
Net change in unrealized appreciation (depreciation) ................................................................................................................... 61,375
Net realized and unrealized gain (loss) ......................................................................................................................................... 63,511
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 102,997

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 583
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 39,486 $ 28,865
Net realized gain (loss) ...................................................................................................................... 2,136 (10,775)
Net change in unrealized appreciation (depreciation) ....................................................................... 61,375 (14,752)
Net increase (decrease) in net assets from operations ............................................................................. 102,997 3,338
Distributions
To shareholders
Class A .......................................................................................................................................... (549) (255)
Class C .......................................................................................................................................... (115) (91)
Class E(1) ...................................................................................................................................... — (1)
Class M ......................................................................................................................................... (11,486) (6,111)
Class S ........................................................................................................................................... (30,926) (29,623)
Net decrease in net assets from distributions .......................................................................................... (43,076) (36,081)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 404,702 226,441
Total Net Increase (Decrease) in Net Assets ..........................................................................
464,623 193,698
Net Assets
Beginning of period .................................................................................................................................
1,140,998 947,300
End of period ..........................................................................................................................................
$ 1,605,621 $ 1,140,998

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
584 Tax-Exempt High Yield Bond Fund
**     Less than 500 shares.
(1)     For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,152 $ 12,899 727 $ 7,802
Proceeds from reinvestment of distributions 49 549 24 254
Payments for shares redeemed (354) (4,005) (130) (1,367)
Net increase (decrease)
847 9,443 621 6,689
Class C
Proceeds from shares sold 344 3,895 183 1,954
Proceeds from reinvestment of distributions 10 114 9 91
Payments for shares redeemed (120) (1,352) (113) (1,203)
Net increase (decrease)
234 2,657 79 842
Class E(1)
Proceeds from reinvestment of distributions — — — ** 1
Payments for shares redeemed — — (4) (43)
Net increase (decrease)
— — (4) (42)
Class M
Proceeds from shares sold 25,561 286,701 9,905 105,595
Proceeds from reinvestment of distributions 1,019 11,472 573 6,110
Payments for shares redeemed (3,702) (41,769) (4,868) (50,548)
Net increase (decrease)
22,878 256,404 5,610 61,157
Class S
Proceeds from shares sold 32,131 362,986 34,768 372,827
Proceeds from reinvestment of distributions 2,751 30,872 2,773 29,580
Payments for shares redeemed (23,062) (257,660) (23,303) (244,612)
Net increase (decrease)
11,820 136,198 14,238 157,795
Total increase (decrease)
35,779 $ 404,702 20,544 $ 226,441

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
586 Tax-Exempt High Yield Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 10.69 .29 .61 .90 (.33) —
October 31, 2020 11.00 .27 (.2 3 ) .0 4 (.35) —
October 31, 2019 10.38 .39 .63 1.02 (.39) (.01)
October 31, 2018 10.40 .39 (.03) .36 (.38) —
October 31, 2017 10.58 .37 (.17) .20 (.36) (.02)
Class C
October 31, 2021 10.67 .20 .62 .82 (.25) —
October 31, 2020 10.98 .19 (.2 3 ) (.0 4 ) (.27) —
October 31, 2019 10.37 .31 .6 3 .9 4 (.32) (.01)
October 31, 2018 10.39 .31 (.03) .28 (.30) —
October 31, 2017 10.56 .29 (.16) .13 (.28) (.02)
Class M
October 31, 2021 10.70 .33 .60 .93 (.36) —
October 31, 2020 11.00 .31 (.22) .09 (.39) —
October 31, 2019 10.39 .42 .63 1.05 (.43) (.01)
October 31, 2018 10.40 .43 (.03) .40 (.41) —
October 31, 2017(3) 10.13 .26 .24 .50 (.23) —
Class S
October 31, 2021 10.70 .32 .61 .93 (.35) —
October 31, 2020 11.00 .30 (.22) .08 (.38) —
October 31, 2019 10.39 .42 .62 1.04 (.42) (.01)
October 31, 2018 10.41 .42 (.0 4 ) .3 8 (.40) —
October 31, 2017 10.59 .40 (.17) .23 (.39) (.02)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt High Yield Bond Fund 587
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.33) 11.26 8.45 21,752 1.05 .89 2.57 14
(.35) 10.69 .47 11,594 1.06 .89 2.55 40
(.40) 11.00 10.04 5,097 1.05 .88 3.67 35
(.38) 10.38 3.48 4,674 1.05 .89 3.71 47
(.38) 10.40 2.00 3,681 1.08 .89 3.60 71
(.25) 11.24 7.69 6,804 1.80 1.64 1.81 14
(.27) 10.67 (. 30 ) 3,961 1.80 1.64 1.81 40
(.33) 10.98 9.18 3,207 1.80 1.63 2.89 35
(.30) 10.37 2.71 1,902 1.80 1.64 2.95 47
(.30) 10.39 1.29 1,668 1.83 1.64 2.85 71
(.36) 11.27 8.81 472,832 .80 .54 2.92 14
(.39) 10.70 .89 204,017 .80 .54 2.90 40
(.44) 11.00 10.33 148,084 .81 .54 3.88 35
(.41) 10.39 3.93 53,312 .81 .54 4.07 47
(.23) 10.40 4.97 28,974 .82 .54 4.00 71
(.35) 11.28 8.80 1,104,233 .79 .63 2.84 14
(.38) 10.70 .79 921,426 .80 .64 2.81 40
(.43) 11.00 10.22 790,868 .80 .63 3.94 35
(.40) 10.39 3.73 687,94 7 .81 .64 3.96 47
(.41) 10.41 2.25 496,012 .83 .64 3.84 71

Russell Investment Company
Tax-Exempt High Yield Bond Fund
See accompanying notes which are an integral part of the financial statements.
588 Tax-Exempt High Yield Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 475,260
Administration fees 64,701
Distribution fees 9,105
Shareholder servicing fees 1,460
Transfer agent fees 202,108
Trustee fees 4,718
$ 757,352
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 14,129 $ 417,594 $ 387,822 $ (1) $ 1 $ 43,901 $ 17 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,508,019,671 $ 103,153,003 $ (8,298,111) $ 94,854,892 $ 4,320,195 $ (13,695,272)
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
$ 1,017,073 $ — $ 42,058,780 $ 874,056 $ — $ 35,206,785
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
590 Tax-Exempt Bond Fund
Tax-Exempt Bond Fund
-
Class A
‡
Total
Return
1 Year (0 .64)%
5 Years 2 .05%§
10 Years 2 .58%§
Tax-Exempt Bond Fund
-
Class C
Total
Return
1 Year 2 .44%
5 Years 2 .09%§
10 Years 2 .24%§
Tax-Exempt Bond Fund
-
Class M
‡‡
Total
Return
1 Year 3 .63%
5 Years 3 .22%§
10 Years 3 .32%§
Tax-Exempt Bond Fund
-
Class S
Total
Return
1 Year 3 .49%
5 Years 3 .12%§
10 Years 3 .27%§
Bloomberg Municipal 1-15 Year Blend (1-17) Index**
Total
Return
1 Year 1 .78%
5 Years 2 .95%§
10 Years 3 .23%§
Tax Exempt Bond Linked Benchmark***
Total
Return
1 Year 1 .78%
5 Years 2 .95%§
10 Years 3 .16%§

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Tax-Exempt Bond Fund 591
The Tax-Exempt Bond Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated
to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2021, the Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide federal tax-exempt current income
consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from
federal income tax.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class C, Class M and Class S Shares gained 3.22%,
2.44%, 3.63% and 3.49%, respectively. This is compared to the
Fund’s benchmark, the Bloomberg Municipal 1-15 Year Blend (1-
17) Index, which gained 1.78% during the same fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Muni National Intermediate
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
2.92%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
During the fiscal year, relaxed central bank monetary policy, fiscal stimulus, and the introduction of COVID-19 vaccines
impacted the municipal bond markets positively. The municipal markets saw strong demand and inflows throughout calendar
2021. Political considerations such as the potential repeal of the state and local tax (SALT) cap and proposed higher tax rates from the Biden administration, drove municipal demand as investors searched for assets with more favorable tax treatments.
Municipal markets also benefited from continued government
support related to the pandemic crisis. The U.S. Federal Reserve
Bank (the “Fed”) maintained an accommodative stance, holding its overnight policy rate at zero and maintaining the level of its quantitative easing (QE) asset purchase program. Although,
the asset purchase program did not include direct purchases
of municipal bonds. In March 2021, the U.S. Congress passed
the American Rescue Plan which provided $350 billion to state and local governments. The additional stimulus coupled with
strong tax revenues as the economy reopened improved the
credit fundamentals of municipal bond issuers, and aided lower-
quality municipal bond outperformance. For the fiscal year,
the Bloomberg Municipal Bond Index returned 2.64%, with its
component GO (General Obligation) Bond Index returning 1.84%
and its Revenue Bond Index returning 3.21%. The Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Index
returned 10.71% during the fiscal year.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund’s benchmark relative asset allocation had a positive impact on the Fund’s relative performance over the fiscal year. An overweight to the revenue sector as well as BBB-rated and sub-
investment grade rated cohorts were additive as credit spreads ground in over the year. Within the revenue sector overweights to education and healthcare and an underweight to leasing were positive. At the state level, an overweight to Illinois was positive while an underweight to New York detracted. A general long
duration position was negative for performance as rates increased across the curve during the fiscal year.
The Fund employs discretionary money managers. The Fund’s
discretionary money managers select the individual portfolio securities for the assets assigned to them. RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
MacKay Shields LLC (“MacKay”) outperformed the Fund’s
benchmark during the fiscal year. Exposure to lower quality
cohorts, non-rated bonds, and Illinois was additive during the fiscal year as municipal markets recovered over the year. An overall long duration position detracted.
Goldman Sachs Asset Management, L.P. (“Goldman Sachs”)
outperformed the Fund’s benchmark during the fiscal year.
Sector and state selection, particularly in Illinois, Chicago, and
California contributed positively to performance. Overweights to
BBB-rated bonds, sub-investment grade bonds, and non-rated
bonds were additive as credit markets recovered.
During the fiscal year, both MacKay and Goldman Sachs used
interest rate futures to hedge the long duration exposures that resulted from their cash bond strategies. This added to both money managers’ performance, given that the municipal yield
curve shifted up across all maturities during the fiscal year.

Russell Investment Company
Tax-Exempt Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
592 Tax-Exempt Bond Fund
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Goldman Sachs Asset Management, L.P. Sector Specialist
MacKay Shields LLC Sector Specialist
* Assumes initial investment on November 1, 2011.
** The Bloomberg Municipal 1-15 Year Blend (1-17) Index is an index, with income reinvested, representative of municipal bonds with maturities ranging from
1-17 years.
*** The Tax Exempt Bond Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Tax Exempt Bond Linked Benchmark represents the returns of the Bloomberg 1-10 Year Municipal
Blend (1-12) Index through June 30, 2013 and the returns of the Bloomberg Municipal 1-15 Year Blend (1-17) Index thereafter.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 3.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Tax-Exempt Bond Fund 593
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 999.80 $ 1,021.07
Expenses Paid During Period* $ 4.13 $ 4.18
* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 996.30 $ 1,017.49
Expenses Paid During Period* $ 7.70 $ 7.78
* Expenses are equal to the Fund's annualized expense ratio of 1.53%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,001.70 $ 1,023.04
Expenses Paid During Period* $ 2.17 $ 2.19
* Expenses are equal to the Fund's annualized expense ratio of 0.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
594 Tax-Exempt Bond Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,001.20 $ 1,022.53
Expenses Paid During Period* $ 2.67 $ 2.70
* Expenses are equal to the Fund's annualized expense ratio of 0.53%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 95.1%
Alabama - 1.4%
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 150 4.000
01/01/33
173
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 200 4.000
01/01/34
231
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 300 4.000
01/01/36
343
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 530 4.000
01/01/38
603
Alabama Community College System Board of Trustees Revenue Bonds
(µ) 380 4.000
01/01/39
432
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 425 4.000
09/01/35
507
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 400 4.000
09/01/36
476
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 750 4.000
09/01/37
890
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 645 4.000
09/01/38
763
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 625 4.000
09/01/39
738
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 610 4.000
09/01/40
719
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 525 4.000
09/01/41
617
Alabama Community College System Enhancements Fee Revenue Bonds
(µ) 1,945 4.000
09/01/46
2,258
Alabama Community College System Revenue Bonds
(µ) 210 3.000
11/01/22
216
Alabama Community College System Revenue Bonds
(µ) 235 4.000
11/01/25
264
Alabama Federal Aid Highway Finance Authority Revenue Bonds
1,725 5.000
09/01/28
2,138
Bessemer Governmental Utility Services Corp. Revenue Bonds
(µ) 1,000 5.000
06/01/31
1,208
Birmingham Airport Authority Revenue Bonds
(µ) 700 5.000
07/01/28
873
Birmingham Airport Authority Revenue Bonds
(µ) 760 5.000
07/01/29
965
Birmingham Airport Authority Revenue Bonds
(µ) 1,000 4.000
07/01/37
1,164
Birmingham Airport Authority Revenue Bonds
(µ) 700 4.000
07/01/39
811
Birmingham Airport Authority Revenue Bonds
(µ) 600 4.000
07/01/40
694
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds
2,000 5.000
06/01/32
2,273
City of Gadsden General Obligation Unlimited
(µ) 1,690 5.000
08/01/27
2,060
City of Montgomery General Obligation Unlimited
500 4.000
12/01/35
603
City of Montgomery General Obligation Unlimited
500 4.000
12/01/37
599
County of Jefferson Sewer Revenue Bonds
2,230 5.000
10/01/22
2,327
County of Jefferson Sewer Revenue Bonds
(µ) 585 5.500
10/01/53
648
County of Jefferson Sewer Revenue Bonds
250 6.500
10/01/53
288
Homewood Educational Building Authority Revenue Bonds
(µ) 485 5.000
12/01/26
507
Homewood Educational Building Authority Revenue Bonds
(µ)(æ) 2,750 5.000
12/01/41
2,890
Limestone County Board of Education Special Tax
(µ) 1,000 5.000
11/01/30
1,093
Limestone County Board of Education Special Tax
(µ) 1,000 5.000
11/01/31
1,093
Mobile County Board of School Commissioners Revenue Bonds
1,445 5.000
03/01/32
1,467
Pell City Special Care Facilities Financing Authority Revenue Bonds
9,000 5.000
12/01/31
9,036
Phoenix City Board of Education School Warrants Special Tax
(µ) 2,140 4.000
08/01/39
2,503
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,590 4.000
11/01/37
1,764
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,670 4.000
11/01/38
1,849
Southeast Alabama Gas Supply District Revenue Bonds
760 4.000
06/01/24
822
Southeast Alabama Gas Supply District Revenue Bonds
(USD 1 Month LIBOR +
0.850%)(æ)(Ê) 2,000 0.966
06/01/49
2,014
University of South Alabama Revenue Bonds
(µ) 1,530 5.000
11/01/24
1,732
University of South Alabama Revenue Bonds
(µ) 1,695 5.000
11/01/25
1,977
University of South Alabama Revenue Bonds
(µ) 1,000 5.000
10/01/31
1,204
University of South Alabama Revenue Bonds
(µ) 715 5.000
10/01/32
859
University of South Alabama Revenue Bonds
(µ) 325 5.000
10/01/36
388
University of West Alabama Revenue Bonds
(µ) 200 5.000
01/01/28
242

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
596 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of West Alabama Revenue Bonds
(µ) 200 5.000
01/01/29
247
University of West Alabama Revenue Bonds
(µ) 200 5.000
01/01/30
251
University of West Alabama Revenue Bonds
(µ) 300 4.000
01/01/33
345
University of West Alabama Revenue Bonds
(µ) 330 4.000
01/01/34
378
University of West Alabama Revenue Bonds
(µ) 430 4.000
01/01/35
491
University of West Alabama Revenue Bonds
(µ) 450 4.000
01/01/36
512
University of West Alabama Revenue Bonds
(µ) 250 4.000
01/01/38
283
University of West Alabama Revenue Bonds
(µ) 380 4.000
01/01/39
430
60,258
Alaska - 0.4%
Alaska Industrial Development & Export Authority Revenue Bonds
1,170 5.000
04/01/25
1,236
Alaska Industrial Development & Export Authority Revenue Bonds
785 5.000
06/01/28
891
Alaska Industrial Development & Export Authority Revenue Bonds
465 5.000
06/01/33
531
Alaska Municipal Bond Bank Authority Revenue Bonds
160 5.000
12/01/26
193
Alaska Municipal Bond Bank Authority Revenue Bonds
635 5.000
12/01/27
781
Alaska Municipal Bond Bank Authority Revenue Bonds
295 5.000
12/01/28
371
Alaska Municipal Bond Bank Authority Revenue Bonds
300 5.000
12/01/29
384
Alaska Municipal Bond Bank Authority Revenue Bonds
210 5.000
12/01/30
273
City of Valdez Revenue Bonds
(~)(Ê) 3,400 0.150
05/01/31
3,400
Northern Tobacco Securitization Corp. Revenue Bonds
200 5.000
06/01/27
242
Northern Tobacco Securitization Corp. Revenue Bonds
500 5.000
06/01/30
640
Northern Tobacco Securitization Corp. Revenue Bonds
125 0.500
06/01/31
122
Northern Tobacco Securitization Corp. Revenue Bonds
875 5.000
06/01/31
1,139
Northern Tobacco Securitization Corp. Revenue Bonds
875 5.000
06/01/32
1,126
Northern Tobacco Securitization Corp. Revenue Bonds
750 5.000
06/01/33
961
Northern Tobacco Securitization Corp. Revenue Bonds
1,000 4.000
06/01/34
1,186
State of Alaska International Airports System Revenue Bonds
1,375 4.000
10/01/32
1,662
State of Alaska International Airports System Revenue Bonds
1,180 4.000
10/01/33
1,421
State of Alaska International Airports System Revenue Bonds
1,000 4.000
10/01/34
1,196
State of Alaska International Airports System Revenue Bonds
825 4.000
10/01/35
983
18,738
Arizona - 1.6%
Arizona Health Facilities Authority Revenue Bonds
(USD 3 Month LIBOR +
0.810%)(Ê) 6,625 1.770
01/01/37
6,562
Arizona Health Facilities Authority Revenue Bonds
(~)(Ê) 3,750 0.070
01/01/46
3,750
Arizona Industrial Development Authority Revenue Bonds
490 5.000
05/01/27
533
Arizona Industrial Development Authority Revenue Bonds
270 5.000
05/01/28
295
Arizona Industrial Development Authority Revenue Bonds
1,180 5.000
11/01/28
1,468
Arizona Industrial Development Authority Revenue Bonds
(Þ) 265 3.000
12/15/31
275
Arizona Industrial Development Authority Revenue Bonds
1,450 5.000
11/01/32
1,797
Arizona Industrial Development Authority Revenue Bonds
1,100 5.000
11/01/35
1,337
Arizona Industrial Development Authority Revenue Bonds
1,050 5.000
11/01/37
1,270
Arizona Industrial Development Authority Revenue Bonds
750 4.000
11/01/39
862
Arizona Industrial Development Authority Revenue Bonds
1,000 5.000
11/01/39
1,205
Arizona Industrial Development Authority Revenue Bonds
800 4.000
11/01/40
917
Arizona Industrial Development Authority Revenue Bonds
225 4.000
07/01/41
244
Arizona Industrial Development Authority Revenue Bonds
120 5.000
01/01/43
123
Arizona Industrial Development Authority Revenue Bonds
225 5.000
11/01/44
269
Arizona Industrial Development Authority Revenue Bonds
500 4.500
01/01/49
475

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 597
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona Industrial Development Authority Revenue Bonds
275 5.000
01/01/54
281
Arizona Transportation Board Revenue Bonds
2,735 5.000
07/01/25
3,067
City of Glendale Excise Tax Revenue Bonds
2,505 5.000
07/01/29
3,055
City of Glendale Excise Tax Revenue Bonds
2,025 5.000
07/01/32
2,443
City of Mesa Utility System Revenue Bonds
1,400 4.000
07/01/35
1,706
City of Phoenix Civic Improvement Corp. Revenue Bonds
1,000 5.000
07/01/44
1,269
City of Phoenix Civic Improvement Corp. Revenue Bonds
275 5.000
07/01/45
331
County of Pinal Revenue Bonds
1,775 5.000
08/01/25
1,993
Entertainment Center Community Facilities District Revenue Bonds
3,233 4.000
07/01/37
3,259
Festival Ranch Community Facilities District General Obligation Unlimited
(µ) 850 4.000
07/15/36
952
Industrial Development Authority of the County of Pima (The) Revenue Bonds
500 5.000
04/01/32
653
Industrial Development Authority of the County of Pima (The) Revenue Bonds
575 5.000
04/01/33
749
Industrial Development Authority of the County of Pima (The) Revenue Bonds
795 5.000
04/01/34
1,032
Industrial Development Authority of the County of Pima (The) Revenue Bonds
410 4.000
04/01/35
489
Industrial Development Authority of the County of Pima (The) Revenue Bonds
420 4.000
04/01/36
499
Industrial Development Authority of the County of Pima (The) Revenue Bonds
450 4.000
04/01/37
533
Industrial Development Authority of the County of Pima (The) Revenue Bonds
520 4.000
04/01/38
615
Industrial Development Authority of the County of Pima (The) Revenue Bonds
700 4.000
04/01/39
825
Industrial Development Authority of the County of Pima (The) Revenue Bonds
675 4.000
04/01/40
792
La Paz County Industrial Development Authority Revenue Bonds
50 4.000
02/15/41
56
Maricopa County Industrial Development Authority Revenue Bonds
850 5.000
09/01/30
1,060
Maricopa County Industrial Development Authority Revenue Bonds
1,000 5.000
09/01/31
1,242
Maricopa County Industrial Development Authority Revenue Bonds
925 5.000
09/01/32
1,147
Maricopa County Industrial Development Authority Revenue Bonds
800 5.000
09/01/33
990
Maricopa County Industrial Development Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.380%)(æ)(Ê) 1,890 0.450
01/01/35
1,891
Maricopa County Industrial Development Authority Revenue Bonds
610 4.000
01/01/41
690
Maricopa County Industrial Development Authority Revenue Bonds
(Þ) 365 4.000
07/01/41
397
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 325 5.000
07/01/29
397
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited
(µ) 250 5.000
07/01/30
304
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 125 5.000
07/01/28
151
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 215 5.000
07/01/29
258
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited
(µ) 765 5.000
07/01/30
914
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds
1,960 5.000
01/01/36
2,402
Salt Verde Financial Corp. Revenue Bonds
1,090 5.250
12/01/24
1,236
Salt Verde Financial Corp. Revenue Bonds
800 5.000
12/01/37
1,097
Student & Academic Services LLC Revenue Bonds
(µ) 425 5.000
06/01/27
472
Student & Academic Services LLC Revenue Bonds
(µ) 390 5.000
06/01/28
432
Tempe Industrial Development Authority Revenue Bonds
(Þ) 510 4.000
10/01/23
510
Tempe Industrial Development Authority Revenue Bonds
215 4.000
12/01/23
226
Tempe Industrial Development Authority Revenue Bonds
110 4.000
12/01/24
118
Town of Marana Revenue Bonds
1,485 5.000
07/01/28
1,597
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 340 4.000
07/01/31
410
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 355 4.000
07/01/32
425
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 370 4.000
07/01/33
442

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
598 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 370 4.000
07/01/34
441
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 350 4.000
07/01/35
416
Yuma & La Paz Counties Community College District Revenue Bonds
(µ) 315 4.000
07/01/36
373
66,019
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds
200 4.000
07/01/24
212
Arkansas Development Finance Authority Revenue Bonds
190 4.000
07/01/26
206
Arkansas Development Finance Authority Revenue Bonds
230 4.000
07/01/28
253
Arkansas Development Finance Authority Revenue Bonds
50 3.000
07/01/32
50
Arkansas Development Finance Authority Revenue Bonds
955 4.000
06/01/35
1,107
Arkansas Development Finance Authority Revenue Bonds
230 3.125
07/01/36
230
Batesville Public Facilities Board Revenue Bonds
70 5.000
06/01/22
72
Batesville Public Facilities Board Revenue Bonds
95 5.000
06/01/23
101
Batesville Public Facilities Board Revenue Bonds
140 5.000
06/01/24
153
Batesville Public Facilities Board Revenue Bonds
165 5.000
06/01/25
186
Batesville Public Facilities Board Revenue Bonds
230 5.000
06/01/26
265
Batesville Public Facilities Board Revenue Bonds
225 5.000
06/01/27
265
City of Fort Smith Water & Sewer Revenue Bonds
3,500 5.000
10/01/31
4,362
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000
10/01/36
662
City of Hot Springs Waterworks Revenue Bonds
(µ) 600 4.000
10/01/37
660
City of Sherwood Sales & Use Tax Revenue Bonds
495 4.000
12/01/30
567
City of Sherwood Sales & Use Tax Revenue Bonds
500 3.050
12/01/43
513
County of Pulaski Revenue Bonds
1,000 5.000
03/01/29
1,192
Southern Arkansas University Revenue Bonds
(µ) 1,005 4.000
03/01/33
1,066
Southern Arkansas University Revenue Bonds
(µ) 1,500 4.000
03/01/36
1,590
University of Central Arkansas Revenue Bonds
(µ) 400 3.250
11/01/33
421
University of Central Arkansas Revenue Bonds
(µ) 325 5.000
11/01/36
373
14,506
California - 7.2%
Apple Valley Public Financing Authority Tax Allocation (The)
(µ) 500 4.000
06/01/31
600
Banning Unified School District General Obligation Unlimited
(µ) 500 5.000
08/01/28
595
Beaumont Financing Authority Special Tax
995 5.000
09/01/45
1,109
Brea Redevelopment Agency Tax Allocation
600 5.000
08/01/32
726
Brentwood Infrastructure Financing Authority Special Assessment
(µ) 995 5.000
09/02/29
1,117
Brentwood Union School District General Obligation Unlimited
200 5.000
08/01/32
238
Brentwood Union School District General Obligation Unlimited
250 5.000
08/01/33
297
California County Tobacco Securitization Agency Revenue Bonds
100 4.000
06/01/49
112
California Educational Facilities Authority Revenue Bonds
200 5.000
10/01/27
247
California Educational Facilities Authority Revenue Bonds
445 5.000
10/01/32
549
California Educational Facilities Authority Revenue Bonds
800 5.000
10/01/35
979
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000
02/01/26
1,181
California Health Facilities Financing Authority Revenue Bonds
1,265 5.000
02/01/27
1,537
California Health Facilities Financing Authority Revenue Bonds
(Þ) 875 2.125
11/15/27
880
California Health Facilities Financing Authority Revenue Bonds
1,350 5.000
02/01/28
1,637
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000
11/15/29
1,041
California Health Facilities Financing Authority Revenue Bonds
365 5.000
08/15/32
437
California Health Facilities Financing Authority Revenue Bonds
600 5.000
08/15/33
718
California Health Facilities Financing Authority Revenue Bonds
1,600 5.000
08/15/35
1,908
California Health Facilities Financing Authority Revenue Bonds
850 5.000
08/15/47
999

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 599
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Infrastructure & Economic Development Bank Revenue Bonds
185 5.000
10/01/22
193
California Infrastructure & Economic Development Bank Revenue Bonds
320 5.000
11/01/26
384
California Infrastructure & Economic Development Bank Revenue Bonds
135 5.000
11/01/27
166
California Infrastructure & Economic Development Bank Revenue Bonds
(~)(æ)(Ê) 1,500 1.200
06/01/28
1,500
California Infrastructure & Economic Development Bank Revenue Bonds
295 5.000
11/01/32
363
California Infrastructure & Economic Development Bank Revenue Bonds
400 5.000
11/01/33
491
California Infrastructure & Economic Development Bank Revenue Bonds
675 4.000
05/01/39
793
California Infrastructure & Economic Development Bank Revenue Bonds
400 4.000
05/01/40
468
California Infrastructure & Economic Development Bank Revenue Bonds
460 4.000
05/01/41
536
California Municipal Finance Authority Revenue Bonds
1,825 2.000
07/01/24
1,826
California Municipal Finance Authority Revenue Bonds
100 5.000
10/01/26
119
California Municipal Finance Authority Revenue Bonds
690 5.000
08/15/27
842
California Municipal Finance Authority Revenue Bonds
250 5.000
10/01/27
304
California Municipal Finance Authority Revenue Bonds
225 5.000
10/01/29
278
California Municipal Finance Authority Revenue Bonds
10,100 5.000
05/15/30
12,520
California Municipal Finance Authority Revenue Bonds
100 5.000
10/01/30
123
California Municipal Finance Authority Revenue Bonds
350 5.000
01/01/31
437
California Municipal Finance Authority Revenue Bonds
(µ) 200 5.000
05/15/31
260
California Municipal Finance Authority Revenue Bonds
75 4.000
07/01/31
86
California Municipal Finance Authority Revenue Bonds
(µ) 750 4.000
05/15/32
892
California Municipal Finance Authority Revenue Bonds
800 5.000
08/15/32
966
California Municipal Finance Authority Revenue Bonds
1,200 5.000
08/15/34
1,446
California Municipal Finance Authority Revenue Bonds
(µ) 1,200 4.000
05/15/35
1,413
California Municipal Finance Authority Revenue Bonds
400 5.000
02/01/36
476
California Municipal Finance Authority Revenue Bonds
250 4.000
07/01/41
285
California Municipal Finance Authority Revenue Bonds
575 5.000
07/01/47
677
California Public Finance Authority Revenue Bonds
400 4.000
10/15/27
463
California Public Finance Authority Revenue Bonds
360 4.000
10/15/28
422
California Public Finance Authority Revenue Bonds
(~)(Ê) 680 4.000
10/15/51
809
California Public Works Board Revenue Bonds
1,000 4.000
05/01/36
1,199
California Public Works Board Revenue Bonds
500 4.000
05/01/37
598
California School Finance Authority Revenue Bonds
(Þ) 260 2.000
10/01/23
265
California School Finance Authority Revenue Bonds
(Þ) 295 2.000
10/01/26
302
California School Finance Authority Revenue Bonds
(Þ) 215 3.000
10/01/31
229
California School Finance Authority Revenue Bonds
500 4.000
11/01/31
555
California School Finance Authority Revenue Bonds
(Þ) 100 5.000
07/01/40
114
California School Finance Authority Revenue Bonds
980 4.000
11/01/41
1,068
California School Finance Authority Revenue Bonds
(Þ) 525 5.000
08/01/46
585
California Statewide Communities Development Authority Revenue Bonds
1,475 5.000
05/15/23
1,583
California Statewide Communities Development Authority Revenue Bonds
575 4.000
09/02/23
606
California Statewide Communities Development Authority Revenue Bonds
(~)(Ê) 1,350 0.090
05/15/24
1,350
California Statewide Communities Development Authority Revenue Bonds
500 4.000
09/02/26
555
California Statewide Communities Development Authority Revenue Bonds
400 4.000
09/02/27
447
California Statewide Communities Development Authority Revenue Bonds
(Þ) 2,630 3.500
11/01/27
2,880
California Statewide Communities Development Authority Revenue Bonds
(Þ) 350 5.000
12/01/27
417
California Statewide Communities Development Authority Revenue Bonds
300 4.000
09/02/28
339
California Statewide Communities Development Authority Revenue Bonds
275 5.000
04/01/30
328
California Statewide Communities Development Authority Revenue Bonds
300 4.000
09/02/30
343

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
600 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Statewide Communities Development Authority Revenue Bonds
3,125 6.125
11/01/33
3,424
California Statewide Communities Development Authority Revenue Bonds
900 5.000
08/01/34
951
California Statewide Communities Development Authority Revenue Bonds
(µ) 2,210 4.000
05/15/35
2,617
California Statewide Communities Development Authority Revenue Bonds
(µ) 3,250 4.000
05/15/36
3,840
California Statewide Communities Development Authority Revenue Bonds
425 3.000
04/01/37
443
California Statewide Communities Development Authority Revenue Bonds
(µ) 3,590 4.000
05/15/37
4,228
California Statewide Communities Development Authority Revenue Bonds
(µ) 2,800 4.000
05/15/38
3,289
California Statewide Communities Development Authority Revenue Bonds
(µ) 2,025 4.000
05/15/39
2,373
California Statewide Communities Development Authority Revenue Bonds
625 4.000
09/01/41
714
California Statewide Communities Development Authority Revenue Bonds
825 5.000
04/01/47
963
Camarillo Community Development Commission Successor Agency Tax Allocation
(µ) 425 4.000
09/01/38
471
Chula Vista Community Facilities District Special Tax
880 4.000
09/01/36
990
Chula Vista Community Facilities District Special Tax
770 4.000
09/01/41
859
City & County of San Francisco Community Facilities District No. 2016-1 Special
Tax
125 4.000
09/01/41
140
City of Bell General Obligation Unlimited
(µ) 500 3.375
08/01/33
550
City of Bell General Obligation Unlimited
(µ) 500 3.375
08/01/34
549
City of Berkeley General Obligation Unlimited
140 5.000
09/01/22
146
City of Calimesa California Special Tax
415 4.000
09/01/37
468
City of Clovis Wastewater Revenue Bonds
(µ) 1,250 5.000
08/01/28
1,535
City of Dublin Special Tax
100 4.000
09/01/45
111
City of Lemoore Water Revenue Bonds
(µ) 230 5.000
06/01/33
286
City of Lemoore Water Revenue Bonds
(µ) 500 5.000
06/01/38
618
City of Lemoore Water Revenue Bonds
(µ) 600 5.000
06/01/39
740
City of Los Angeles Department of Airports Revenue Bonds
725 5.000
05/15/28
836
City of Los Angeles Department of Airports Revenue Bonds
1,500 5.000
05/15/38
1,936
City of Los Angeles Department of Airports Revenue Bonds
1,500 5.000
05/15/39
1,929
City of Ontario Special Tax
500 4.000
09/01/36
569
City of Palm Desert Special Tax
25 4.000
09/01/30
29
City of Palm Desert Special Tax
25 4.000
09/01/33
28
City of Palm Desert Special Tax
25 4.000
09/01/36
28
City of Roseville Special Tax
5 3.000
09/01/22
5
City of Roseville Special Tax
10 4.000
09/01/24
11
City of Roseville Special Tax
10 4.000
09/01/26
11
City of Roseville Special Tax
10 5.000
09/01/30
12
City of Roseville Special Tax
25 4.000
09/01/32
28
City of Roseville Special Tax
30 4.000
09/01/34
34
City of Roseville Special Tax
35 4.000
09/01/36
39
City of Roseville Special Tax
125 2.500
09/01/37
122
City of Roseville Special Tax
40 4.000
09/01/38
45
City of Roseville Special Tax
45 4.000
09/01/40
50
City of Roseville Special Tax
75 4.000
09/01/41
85
City of Sacramento Special Tax
125 4.000
09/01/41
141
City of Sacramento Unified School District General Obligation Unlimited
(µ) 3,000 5.000
07/01/31
3,085
City of Susanville Natural Gas Revenue Bonds
(µ) 735 4.000
06/01/32
864
Compton Unified School District General Obligation Unlimited
(µ) 1,250 4.000
06/01/30
1,431
Compton Unified School District General Obligation Unlimited
(µ) 2,000 4.000
06/01/31
2,284
Compton Unified School District General Obligation Unlimited
(µ) 1,850 4.000
06/01/32
2,110

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 601
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Corona-Norco Unified School District General Obligation Unlimited
3,430 4.000
08/01/39
3,969
County of San Diego Special Tax
185 4.000
09/01/45
204
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,105 5.000
09/01/28
1,343
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 400 5.000
09/01/29
483
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation
(µ) 775 5.000
09/01/32
926
Dinuba Redevelopment Agency Tax Allocation
(µ) 590 5.000
09/01/33
657
Dixon Unified School District General Obligation Unlimited
(µ) 110 5.000
08/01/34
138
Golden State Tobacco Securitization Corp. Revenue Bonds
3,690 5.000
06/01/28
4,429
Golden State Tobacco Securitization Corp. Revenue Bonds
11,175 5.000
06/01/31
13,560
Golden State Tobacco Securitization Corp. Revenue Bonds
10,700 5.000
06/01/32
12,940
Golden State Tobacco Securitization Corp. Revenue Bonds
4,550 5.000
06/01/34
5,474
Grossmont- Cuyamaca Community College District General Obligation Unlimited
425 5.000
08/01/34
530
Grossmont- Cuyamaca Community College District General Obligation Unlimited
500 5.000
08/01/35
623
Grossmont- Cuyamaca Community College District General Obligation Unlimited
1,000 5.000
08/01/36
1,243
Grossmont- Cuyamaca Community College District General Obligation Unlimited
1,125 5.000
08/01/37
1,396
Hemet Unified School District General Obligation Unlimited
(µ) 400 4.000
08/01/40
441
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds
(µ) 1,000 5.000
06/01/36
1,176
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 760 5.000
08/15/29
943
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 410 5.000
08/15/30
506
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,845 5.000
08/15/31
2,267
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,625 5.000
08/15/32
1,992
Indio Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,100 5.000
08/15/33
1,346
Inglewood Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,000 5.000
05/01/33
1,198
Inglewood Unified School District General Obligation Unlimited
(µ) 250 4.000
08/01/26
287
Inglewood Unified School District General Obligation Unlimited
(µ) 325 5.000
08/01/28
397
Inglewood Unified School District General Obligation Unlimited
(µ) 400 5.000
08/01/30
484
Inglewood Unified School District General Obligation Unlimited
(µ) 790 5.000
08/01/31
949
Inglewood Unified School District General Obligation Unlimited
(µ) 345 5.000
08/01/32
410
Inglewood Unified School District General Obligation Unlimited
(µ) 500 5.000
08/01/33
593
Irvine Unified School District Special Tax
60 5.000
09/01/30
76
Irvine Unified School District Special Tax
50 5.000
09/01/32
63
Irvine Unified School District Special Tax
60 5.000
09/01/34
75
Irvine Unified School District Special Tax
75 5.000
09/01/36
93
La Mesa-Spring Valley School District General Obligation Unlimited
(µ) 200 4.000
08/01/35
230
La Mesa-Spring Valley School District General Obligation Unlimited
(µ) 365 4.000
08/01/37
418
La Mesa-Spring Valley School District General Obligation Unlimited
(µ) 500 4.000
08/01/39
573
La Mesa-Spring Valley School District General Obligation Unlimited
(µ) 520 4.000
08/01/41
593
Lake Elsinore School Financing Authority Special Tax
(µ) 750 5.000
10/01/34
947
Lake Elsinore School Financing Authority Special Tax
(µ) 1,490 5.000
10/01/35
1,879
Lancaster Redevelopment Agency Successor Agency Tax Allocation
(µ) 1,380 5.000
08/01/33
1,617
Los Angeles Community College District General Obligation Unlimited
1,890 4.000
08/01/37
2,164
Los Angeles County Metropolitan Transportation Authority Revenue Bonds
2,500 5.000
06/01/37
3,239
Lynwood Unified School District General Obligation Unlimited
(µ) 565 2.769
08/01/31
444
Lynwood Unified School District General Obligation Unlimited
(µ) 500 2.943
08/01/32
375
Lynwood Unified School District General Obligation Unlimited
(µ) 685 3.113
08/01/33
491
Lynwood Unified School District General Obligation Unlimited
(µ) 630 3.256
08/01/34
431
Lynwood Unified School District General Obligation Unlimited
(µ) 785 3.381
08/01/35
512
Lynwood Unified School District General Obligation Unlimited
(µ) 990 3.478
08/01/36
617

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
602 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lynwood Utility Authority Revenue Bonds
(µ) 465 5.000
06/01/32
559
Madera Development Agency Successor Agency Tax Allocation
2,305 5.000
09/01/36
2,813
Metropolitan Water District of Southern California Revenue Bonds
(SIFMA
Municipal Swap Index + 0.140%)(æ)(Ê) 6,650 0.210
05/21/24
6,651
Napa Valley Community College District General Obligation Unlimited
4,000 Zero coupon
08/01/31
4,480
Napa Valley Unified School District General Obligation Unlimited
(µ) 2,235 4.000
08/01/44
2,519
Norman Y. Mineta San Jose International Airport Revenue Bonds
(µ) 2,505 4.000
03/01/34
3,020
Oakland Unified School District General Obligation Unlimited
(µ) 1,000 4.000
08/01/34
1,158
Oxnard Financing Authority Revenue Bonds
(µ) 775 5.000
06/01/34
858
Oxnard School District General Obligation Unlimited
(µ) 810 5.250
08/01/28
946
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 350 5.000
10/01/29
429
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 185 5.000
10/01/30
225
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 390 5.000
10/01/31
472
Palmdale Water District Public Financing Authority Revenue Bonds
(µ) 405 5.000
10/01/32
489
Palomar Health General Obligation Unlimited
2,230 5.000
08/01/29
2,583
Paramount Unified School District General Obligation Unlimited
(µ) 1,355 2.845
08/01/34
981
Pittsburg Unified School District General Obligation Unlimited
(µ) 225 4.000
08/01/34
267
Pittsburg Unified School District General Obligation Unlimited
(µ) 305 4.000
08/01/37
359
Pittsburg Unified School District General Obligation Unlimited
(µ) 360 4.000
08/01/40
421
Pittsburg Unified School District General Obligation Unlimited
(µ) 875 4.000
08/01/46
1,011
Reef-Sunset Unified School District General Obligation Unlimited
(µ) 665 5.000
08/01/38
805
Rio Vista Public Financing Authority Special Tax
275 5.000
09/01/27
325
Rio Vista Public Financing Authority Special Tax
235 5.000
09/01/29
277
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 540 4.000
11/01/32
646
Ripon Redevelopment Agency Successor Agency Tax Allocation
(µ) 415 4.000
11/01/35
492
River Islands Public Financing Authority Special Tax
125 4.000
09/01/41
134
Riverside County Community Facilities Districts Special Tax
(µ) 1,300 4.000
09/01/40
1,522
Riverside County Public Financing Authority Tax Allocation
(µ) 2,270 5.000
10/01/27
2,635
Riverside County Public Financing Authority Tax Allocation
(µ) 1,000 5.000
10/01/28
1,160
Riverside County Public Financing Authority Tax Allocation
(µ) 1,150 5.000
10/01/30
1,332
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 490 Zero coupon
10/01/28
584
Riverside County Redevelopment Successor Agency Tax Allocation
(µ) 1,010 Zero coupon
10/01/37
1,188
Riverside County Transportation Commission Revenue Bonds
310 4.000
06/01/37
366
Riverside County Transportation Commission Revenue Bonds
410 4.000
06/01/38
482
Riverside County Transportation Commission Revenue Bonds
530 4.000
06/01/39
621
Riverside County Transportation Commission Revenue Bonds
245 4.000
06/01/40
286
Riverside Unified School District Special Tax
25 4.000
09/01/27
28
Riverside Unified School District Special Tax
30 4.000
09/01/28
34
Riverside Unified School District Special Tax
30 4.000
09/01/29
34
Riverside Unified School District Special Tax
30 4.000
09/01/30
34
Roseville Joint Union High School District Certificate of Participation
(µ) 400 1.000
06/01/25
399
Roseville Joint Union High School District Certificate of Participation
(µ) 300 1.000
06/01/26
296
Roseville Joint Union High School District Certificate of Participation
(µ) 365 1.125
06/01/27
358
Roseville Joint Union High School District Certificate of Participation
(µ) 1,000 2.125
06/01/35
999
Sacramento County Water Financing Authority Revenue Bonds
(USD 3 Month
LIBOR + 0.550%)(µ)(Ê) 600 0.785
06/01/34
597
Salinas City Elementary School District General Obligation Unlimited
(µ) 2,950 3.622
07/01/34
1,920
Salinas City Elementary School District General Obligation Unlimited
(µ) 1,885 3.775
07/01/36
1,118
Salinas City Elementary School District General Obligation Unlimited
(µ) 3,180 3.835
07/01/37
1,802

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 603
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Francisco City & County Airport Comm -San Francisco International Airport
Revenue Bonds
2,275 4.000
05/01/38
2,666
San Francisco City & County Public Utilities Commission Water Revenue Bonds
(æ) 2,685 5.000
11/01/27
2,685
San Jacinto Unified School District Financing Authority Special Tax
100 5.000
09/01/36
117
San Jacinto Unified School District Financing Authority Special Tax
250 5.000
09/01/44
289
San Jacinto Unified School District Financing Authority Special Tax
375 5.000
09/01/49
431
San Leandro Unified School District General Obligation Unlimited
(µ) 430 5.000
08/01/34
523
San Leandro Unified School District General Obligation Unlimited
(µ) 800 4.000
08/01/39
925
San Leandro Unified School District General Obligation Unlimited
725 4.000
08/01/47
828
San Ysidro School District Certificate of Participation
(µ) 1,175 5.000
09/01/28
1,348
San Ysidro School District General Obligation Unlimited
(µ) 1,000 Zero coupon
08/01/41
617
Sanger Unified School District General Obligation Unlimited
(µ) 525 5.000
08/01/31
638
Sanger Unified School District General Obligation Unlimited
(µ) 780 5.000
08/01/33
942
Sanger Unified School District General Obligation Unlimited
(µ) 1,275 5.000
08/01/34
1,540
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000
08/01/31
583
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000
08/01/32
582
Santa Ana Unified School District Certificate of Participation
(µ) 1,000 5.000
04/01/29
1,232
Santa Ana Unified School District Certificate of Participation
(µ) 830 5.000
04/01/31
1,009
Santa Ana Unified School District Certificate of Participation
(µ) 650 5.000
04/01/32
786
Santa Ana Unified School District Certificate of Participation
(µ) 1,360 5.000
04/01/33
1,642
Santa Ana Unified School District Certificate of Participation
(µ) 1,425 5.000
04/01/34
1,716
Santa Ana Unified School District Certificate of Participation
(µ) 1,500 5.000
04/01/35
1,804
Santa Ana Unified School District Certificate of Participation
(µ) 2,120 5.000
04/01/36
2,541
Santa Rosa High School District General Obligation Unlimited
(µ) 1,100 5.000
08/01/35
1,303
South Orange County Public Financing Authority Special Assessment
1,500 5.000
08/15/28
1,821
South Orange County Public Financing Authority Special Assessment
900 5.000
08/15/29
922
South Orange County Public Financing Authority Special Assessment
(µ) 700 5.000
08/15/30
859
South Orange County Public Financing Authority Special Assessment
(µ) 385 5.000
08/15/31
469
State of California Department of Water Resources Revenue Bonds
100 5.000
12/01/22
105
State of California General Obligation Unlimited
145 5.000
11/01/22
152
State of California General Obligation Unlimited
1,250 5.000
04/01/24
1,391
State of California General Obligation Unlimited
1,600 5.000
04/01/25
1,845
State of California General Obligation Unlimited
7,095 5.000
11/01/25
7,746
State of California General Obligation Unlimited
5,760 5.000
03/01/26
6,604
State of California General Obligation Unlimited
2,350 5.000
04/01/26
2,797
State of California General Obligation Unlimited
2,350 5.000
04/01/27
2,877
State of California General Obligation Unlimited
2,575 5.000
10/01/27
3,069
State of California General Obligation Unlimited
450 5.000
02/01/31
455
State of California General Obligation Unlimited
750 4.000
11/01/41
842
Stockton Community Facilities District Special Tax
55 2.000
09/01/24
57
Stockton Community Facilities District Special Tax
60 2.250
09/01/26
63
Stockton Community Facilities District Special Tax
60 2.375
09/01/28
62
Stockton Community Facilities District Special Tax
70 2.750
09/01/31
73
Stockton Community Facilities District Special Tax
70 3.000
09/01/33
74
Stockton Community Facilities District Special Tax
75 3.000
09/01/34
79
Stockton Community Facilities District Special Tax
50 3.000
09/01/35
52
Stockton Community Facilities District Special Tax
155 3.125
09/01/37
163

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
604 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Stockton Community Facilities District Special Tax
130 3.125
09/01/39
136
Stockton Community Facilities District Special Tax
155 3.250
09/01/41
162
Stockton Public Financing Authority Water Revenue Bonds
(µ) 1,565 5.000
10/01/30
1,950
The California County Tobacco Securitization Agency Revenue Bonds
125 5.000
06/01/49
149
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000
06/01/26
154
Tobacco Settlement Financing Corp. Revenue Bonds
175 5.000
06/01/27
212
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000
06/01/28
161
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000
06/01/29
323
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000
06/01/32
322
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000
06/01/34
163
Tobacco Settlement Financing Corp. Revenue Bonds
65 5.000
06/01/35
81
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000
06/01/36
162
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000
06/01/39
161
Tobacco Settlement Financing Corp. Revenue Bonds
300 4.000
06/01/49
337
Town of Tiburon Special Assessment
75 2.375
09/02/41
73
Town of Tiburon Special Assessment
150 2.500
09/02/46
144
Transbay Joint Powers Authority Tax Allocation
170 5.000
10/01/28
213
Transbay Joint Powers Authority Tax Allocation
80 5.000
10/01/29
102
Transbay Joint Powers Authority Tax Allocation
65 5.000
10/01/30
84
Transbay Joint Powers Authority Tax Allocation
140 5.000
10/01/31
179
Transbay Joint Powers Authority Tax Allocation
120 5.000
10/01/33
153
Transbay Joint Powers Authority Tax Allocation
85 5.000
10/01/35
108
Transbay Joint Powers Authority Tax Allocation
95 5.000
10/01/36
120
Transbay Joint Powers Authority Tax Allocation
120 5.000
10/01/37
151
Transbay Joint Powers Authority Tax Allocation
120 5.000
10/01/38
151
Transbay Joint Powers Authority Tax Allocation
120 5.000
10/01/39
150
Transbay Joint Powers Authority Tax Allocation
130 5.000
10/01/40
163
Tustin Unified School District Special Tax
(µ) 125 4.000
09/01/34
137
Tustin Unified School District Special Tax
(µ) 250 4.000
09/01/35
273
University of California Revenue Bonds
(æ) 100 5.000
05/15/22
103
University of California Revenue Bonds
1,200 5.000
05/15/41
1,525
Vallecito Union School District General Obligation Unlimited
3,250 1.395
08/01/22
3,241
Watereuse Finance Authority Revenue Bonds
1,230 5.500
05/01/36
1,378
West Kern Community College District Certificate of Participation
(µ) 1,000 4.000
11/01/40
1,134
306,060
Colorado - 2.5%
Arkansas River Power Authority Revenue Bonds
1,000 5.000
10/01/27
1,195
Arkansas River Power Authority Revenue Bonds
1,200 5.000
10/01/28
1,460
Arkansas River Power Authority Revenue Bonds
1,005 5.000
10/01/29
1,216
Arkansas River Power Authority Revenue Bonds
1,000 5.000
10/01/30
1,202
BNC Metropolitan District No. 1 General Obligation Limited
(µ) 360 5.000
12/01/32
432
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited
486 4.000
12/01/27
509
Buffalo Ridge Metropolitan District General Obligation Unlimited
(µ) 1,000 5.000
12/01/35
1,218
City & County of Denver Airport System Revenue Bonds
2,065 5.000
11/15/25
2,167
City & County of Denver Airport System Revenue Bonds
(~)(æ)(Ê) 1,245 5.000
11/15/31
1,305
City & County of Denver Airport System Revenue Bonds
1,585 5.000
11/15/32
2,039
City & County of Denver General Obligation Unlimited
1,045 5.000
08/01/32
1,370
City of Grand Junction Revenue Bonds
300 4.000
03/01/34
357
City of Grand Junction Revenue Bonds
365 4.000
03/01/35
433

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 605
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Grand Junction Revenue Bonds
1,715 4.000
03/01/37
2,023
City of Grand Junction Revenue Bonds
650 4.000
03/01/38
765
City of Grand Junction Revenue Bonds
1,000 4.000
03/01/39
1,175
Colorado Educational & Cultural Facilities Authority Revenue Bonds
130 4.000
08/01/23
138
Colorado Educational & Cultural Facilities Authority Revenue Bonds
165 4.000
08/01/24
180
Colorado Educational & Cultural Facilities Authority Revenue Bonds
80 4.000
05/01/26
88
Colorado Educational & Cultural Facilities Authority Revenue Bonds
70 4.000
05/01/29
79
Colorado Educational & Cultural Facilities Authority Revenue Bonds
60 4.000
05/01/30
67
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,000 5.000
08/15/30
1,096
Colorado Educational & Cultural Facilities Authority Revenue Bonds
850 5.000
12/01/31
934
Colorado Educational & Cultural Facilities Authority Revenue Bonds
100 4.000
05/01/36
111
Colorado Educational & Cultural Facilities Authority Revenue Bonds
750 4.000
12/15/36
865
Colorado Educational & Cultural Facilities Authority Revenue Bonds
25 4.000
05/01/41
27
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,000 4.000
12/15/41
1,139
Colorado Educational & Cultural Facilities Authority Revenue Bonds
345 4.000
10/01/46
365
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000
06/01/49
80
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000
06/01/54
80
Colorado Health Facilities Authority Revenue Bonds
2,225 5.000
11/01/25
2,601
Colorado Health Facilities Authority Revenue Bonds
1,500 5.000
09/01/30
1,702
Colorado Health Facilities Authority Revenue Bonds
3,915 5.000
08/01/32
4,895
Colorado Health Facilities Authority Revenue Bonds
3,270 5.000
08/01/33
4,075
Colorado Health Facilities Authority Revenue Bonds
2,610 5.000
08/01/34
3,241
Colorado Health Facilities Authority Revenue Bonds
3,875 5.000
08/01/35
4,798
Colorado Health Facilities Authority Revenue Bonds
200 4.000
01/01/36
235
Colorado Health Facilities Authority Revenue Bonds
360 5.000
08/01/36
444
Colorado Health Facilities Authority Revenue Bonds
145 5.000
08/01/37
178
Colorado Health Facilities Authority Revenue Bonds
215 5.000
08/01/38
263
Colorado Health Facilities Authority Revenue Bonds
460 5.000
08/01/39
562
Colorado Health Facilities Authority Revenue Bonds
(~)(æ)(Ê) 2,540 2.800
05/15/42
2,600
Colorado Health Facilities Authority Revenue Bonds
(~)(æ)(Ê) 795 5.000
08/01/49
930
Colorado Housing & Finance Authority Revenue Bonds
1,695 4.250
11/01/49
1,878
Colorado Mesa University Revenue Bonds
2,260 5.000
05/15/31
2,848
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 375 4.000
12/01/32
453
Copperleaf Metropolitan District No. 2 General Obligation Limited
(µ) 275 4.000
12/01/33
332
Crystal Valley Metropolitan District No. 2 General Obligation Limited
(µ) 750 4.000
12/01/37
879
Crystal Valley Metropolitan District No. 2 General Obligation Limited
(µ) 1,200 4.000
12/01/38
1,403
Denver City & County School District No. 1 General Obligation Unlimited
800 4.000
12/01/45
941
Denver Health & Hospital Authority Certificates of Participation
730 5.000
12/01/23
795
Denver Health & Hospital Authority Revenue Bonds
120 5.000
12/01/30
151
Denver Health & Hospital Authority Revenue Bonds
220 5.000
12/01/31
276
Denver Health & Hospital Authority Revenue Bonds
475 5.000
12/01/32
595
Denver Health & Hospital Authority Revenue Bonds
295 4.250
12/01/33
311
Denver Health & Hospital Authority Revenue Bonds
(Þ) 1,000 5.000
12/01/34
1,193
Denver Urban Renewal Authority Tax Allocation
1,775 5.000
12/01/21
1,781
Denver Urban Renewal Authority Tax Allocation
(Þ) 1,290 5.250
12/01/39
1,399
Dominion Water & Sanitation District Revenue Bonds
4,930 5.250
12/01/27
5,045
E-470 Public Highway Authority Revenue Bonds
205 5.000
09/01/26
246
E-470 Public Highway Authority Revenue Bonds
120 5.000
09/01/27
147

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
606 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
E-470 Public Highway Authority Revenue Bonds
(µ) 4,040 Zero coupon
09/01/28
3,665
E-470 Public Highway Authority Revenue Bonds
120 5.000
09/01/28
150
E-470 Public Highway Authority Revenue Bonds
155 5.000
09/01/34
198
E-470 Public Highway Authority Revenue Bonds
150 5.000
09/01/35
192
E-470 Public Highway Authority Revenue Bonds
165 5.000
09/01/36
210
Eaton Area Park & Recreation District General Obligation Limited
470 5.500
12/01/30
497
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 250 4.000
12/01/37
295
Flying Horse Metropolitan District No. 2 General Obligation Limited
(µ) 225 4.000
12/01/38
265
Glen Metropolitan District No. 2 General Obligation Unlimited
1,320 5.000
12/01/47
1,383
Grand River Hospital District General Obligation Unlimited
(µ) 1,000 5.250
12/01/34
1,216
Grand River Hospital District General Obligation Unlimited
(µ) 500 5.250
12/01/35
607
Grand River Hospital District General Obligation Unlimited
(µ) 2,555 5.250
12/01/37
3,089
High Plains Metropolitan District General Obligation Unlimited
(µ) 500 5.000
12/01/35
599
Jefferson County School District R-1 General Obligation Unlimited
1,150 4.000
12/15/37
1,391
Lewis Pointe Metropolitan District General Obligation Limited
(µ) 240 4.000
12/01/26
276
Morgan Hill Metropolitan District No. 3 General Obligation Limited
485 3.000
12/01/31
478
Park Creek Metropolitan District Revenue Bonds
1,000 5.000
12/01/26
1,162
Park Creek Metropolitan District Revenue Bonds
(µ) 1,150 5.000
12/01/28
1,367
Park Creek Metropolitan District Revenue Bonds
365 5.000
12/01/34
418
Park Creek Metropolitan District Revenue Bonds
500 5.000
12/01/37
570
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,360 4.000
12/01/33
1,609
Poudre Tech Metropolitan District General Obligation Unlimited
(µ) 1,435 4.000
12/01/34
1,686
Public Authority for Colorado Energy Revenue Bonds
1,000 6.250
11/15/28
1,249
Regional Transportation District Certificate of Participation
6,725 5.000
06/01/27
7,179
Regional Transportation District Revenue Bonds
30 5.000
07/15/26
35
Regional Transportation District Revenue Bonds
55 5.000
01/15/27
66
Regional Transportation District Revenue Bonds
55 5.000
07/15/27
66
Regional Transportation District Revenue Bonds
60 5.000
01/15/28
73
Regional Transportation District Revenue Bonds
1,465 4.000
07/15/35
1,731
Regional Transportation District Revenue Bonds
750 4.000
07/15/36
877
Regional Transportation District Revenue Bonds
1,150 3.000
07/15/37
1,206
Regional Transportation District Revenue Bonds
500 4.000
07/15/38
581
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited
500 5.000
12/01/37
528
Town of Firestone Water Enterprise Revenue Bonds
(µ) 650 4.000
12/01/38
769
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000
12/15/29
143
Vauxmont Metropolitan District General Obligation Limited
(µ) 125 5.000
12/15/30
143
107,281
Connecticut - 2.0%
City of Bridgeport General Obligation Unlimited
1,345 5.000
08/15/27
1,637
City of Bridgeport General Obligation Unlimited
(µ) 965 5.000
07/01/29
1,069
City of Bridgeport General Obligation Unlimited
1,640 5.000
11/01/33
1,968
City of Bridgeport General Obligation Unlimited
250 5.000
08/01/34
321
City of Bridgeport General Obligation Unlimited
700 5.000
11/01/34
838
City of Bridgeport General Obligation Unlimited
225 4.000
08/01/36
265
City of Hartford General Obligation Unlimited
(µ) 205 5.000
08/15/22
213
City of Hartford General Obligation Unlimited
2,515 5.000
04/01/24
2,681
City of Hartford General Obligation Unlimited
(µ) 250 5.000
07/01/25
290
City of Hartford General Obligation Unlimited
(µ) 2,205 5.000
07/01/31
2,520
City of Hartford General Obligation Unlimited
725 4.000
04/01/32
751

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 607
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hartford General Obligation Unlimited
(µ) 370 4.000
07/15/33
407
City of Hartford General Obligation Unlimited
(µ) 180 4.000
07/01/34
197
City of New Haven General Obligation Unlimited
150 5.000
08/01/26
178
City of New Haven General Obligation Unlimited
300 5.000
08/01/27
364
City of New Haven General Obligation Unlimited
450 5.000
08/01/28
556
City of New Haven General Obligation Unlimited
250 5.500
08/01/29
314
City of New Haven General Obligation Unlimited
(µ) 450 5.000
02/01/30
575
City of New Haven General Obligation Unlimited
150 5.500
08/01/30
187
City of New Haven General Obligation Unlimited
(µ) 1,915 5.000
09/01/30
2,197
City of New Haven General Obligation Unlimited
200 5.500
08/01/31
249
City of New Haven General Obligation Unlimited
200 5.500
08/01/32
248
City of New Haven General Obligation Unlimited
100 5.500
08/01/33
124
City of New Haven General Obligation Unlimited
1,000 4.000
08/01/37
1,137
City of Waterbury General Obligation Unlimited
600 5.000
02/01/27
725
City of Waterbury General Obligation Unlimited
700 5.000
02/01/28
865
City of Waterbury General Obligation Unlimited
750 5.000
02/01/34
951
City of West Haven General Obligation Unlimited
810 4.000
11/01/21
810
City of West Haven General Obligation Unlimited
200 5.000
11/01/22
209
City of West Haven General Obligation Unlimited
1,070 5.000
11/01/23
1,165
City of West Haven General Obligation Unlimited
400 5.000
11/01/24
451
City of West Haven General Obligation Unlimited
400 5.000
11/01/25
464
City of West Haven General Obligation Unlimited
525 5.000
11/01/26
625
City of West Haven General Obligation Unlimited
435 5.000
11/01/27
528
City of West Haven General Obligation Unlimited
330 4.000
09/15/29
388
Connecticut Clean Water Fund Revenue Bonds
3,945 5.000
05/01/32
4,773
Connecticut Housing Finance Authority Revenue Bonds
3,230 4.250
05/15/42
3,517
Connecticut State Health & Educational Facilities Authority Revenue Bonds
150 5.000
07/01/22
155
Connecticut State Health & Educational Facilities Authority Revenue Bonds
325 5.000
07/01/23
350
Connecticut State Health & Educational Facilities Authority Revenue Bonds
965 5.000
07/01/24
1,070
Connecticut State Health & Educational Facilities Authority Revenue Bonds
150 5.000
07/01/25
173
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 2.750
01/01/26
101
Connecticut State Health & Educational Facilities Authority Revenue Bonds
1,000 5.000
07/01/26
1,164
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 3.250
01/01/27
102
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(Þ) 100 5.000
01/01/30
113
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(æ)(Ê) 1,025 5.000
07/01/40
1,271
Connecticut State Health & Educational Facilities Authority Revenue Bonds
500 4.000
07/01/41
551
Connecticut State Health & Educational Facilities Authority Revenue Bonds
(~)
(æ)(Ê) 400 1.800
07/01/49
412
Mattabassett District Revenue Bonds
(µ) 195 5.000
08/01/22
202
Metropolitan District General Obligation Unlimited
(µ) 630 5.000
11/01/30
749
State of Connecticut General Obligation Unlimited
675 5.000
06/15/27
830
State of Connecticut General Obligation Unlimited
9,860 5.000
04/15/28
12,341
State of Connecticut General Obligation Unlimited
245 5.000
06/15/28
308
State of Connecticut General Obligation Unlimited
5,500 5.000
03/15/29
6,491
State of Connecticut General Obligation Unlimited
275 5.000
06/15/29
344
State of Connecticut General Obligation Unlimited
2,000 3.000
01/15/32
2,230
State of Connecticut General Obligation Unlimited
60 5.000
06/15/32
74
State of Connecticut General Obligation Unlimited
1,000 5.000
04/15/34
1,252

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
608 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Connecticut Special Tax Revenue Bonds
4,485 5.000
10/01/25
4,888
State of Connecticut Special Tax Revenue Bonds
(µ) 2,070 4.000
05/01/38
2,468
State of Connecticut Special Tax Revenue Bonds
4,600 4.000
05/01/39
5,423
Town of Bethel General Obligation Unlimited
100 5.000
11/15/23
105
Town of Hamden General Obligation Unlimited
(µ) 275 4.000
08/15/24
302
Town of Hamden General Obligation Unlimited
(µ) 400 5.000
08/15/29
492
University of Connecticut Revenue Bonds
(µ) 1,585 5.000
03/15/29
1,862
University of Connecticut Revenue Bonds
(µ) 665 5.000
04/15/29
826
University of Connecticut Revenue Bonds
(µ) 3,455 5.000
01/15/36
4,052
85,458
Delaware - 0.3%
County of New Castle General Obligation Unlimited
5,000 5.000
10/01/26
5,869
Delaware Municipal Electric Corp. (The) Revenue Bonds
250 5.000
07/01/32
326
Delaware Municipal Electric Corp. (The) Revenue Bonds
340 4.000
07/01/36
403
Delaware Municipal Electric Corp. (The) Revenue Bonds
(µ) 335 5.000
10/01/38
421
Delaware State Economic Development Authority Revenue Bonds
70 4.000
08/01/29
75
Delaware State Economic Development Authority Revenue Bonds
100 5.000
08/01/39
113
Delaware State Economic Development Authority Revenue Bonds
175 4.000
09/01/41
199
Delaware State Health Facilities Authority Revenue Bonds
800 5.000
07/01/29
974
Delaware State Health Facilities Authority Revenue Bonds
600 5.000
06/01/30
737
State of Delaware General Obligation Unlimited
2,000 5.000
02/01/29
2,559
Town of Bridgeville Special Tax
75 4.000
07/01/23
78
Town of Bridgeville Special Tax
75 4.000
07/01/24
80
Town of Bridgeville Special Tax
100 4.000
07/01/25
108
Town of Bridgeville Special Tax
100 4.000
07/01/26
109
Town of Bridgeville Special Tax
100 4.000
07/01/27
110
Town of Bridgeville Special Tax
300 4.000
07/01/30
328
12,489
District of Columbia - 0.9%
District of Columbia Revenue Bonds
2,240 5.000
12/01/28
2,249
District of Columbia Revenue Bonds
4,500 5.000
12/01/33
5,696
District of Columbia Revenue Bonds
5,750 5.000
12/01/34
7,259
District of Columbia Revenue Bonds
2,000 5.000
06/01/36
2,254
District of Columbia Revenue Bonds
1,905 5.000
06/01/40
2,196
District of Columbia Revenue Bonds
(Þ) 250 5.000
06/01/41
291
District of Columbia Water & Sewer Authority Revenue Bonds
(~)(æ)(Ê) 935 1.750
10/01/54
968
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/31
186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/33
186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/34
186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/35
185
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
(µ) 1,000 Zero coupon
10/01/36
703
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
250 5.000
10/01/36
308
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/37
184
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000
10/01/38
184
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
225 5.000
10/01/39
276
Metropolitan Washington Airports Authority Revenue Bonds
1,555 5.000
10/01/29
2,002
Washington Metropolitan Area Transit Authority Revenue Bonds
2,935 4.000
07/15/34
3,565
Washington Metropolitan Area Transit Authority Revenue Bonds
2,185 4.000
07/15/35
2,642
Washington Metropolitan Area Transit Authority Revenue Bonds
5,000 5.000
07/15/35
6,434

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Metropolitan Area Transit Authority Revenue Bonds
600 5.000
07/15/37
781
38,735
Florida - 6.1%
Aberdeen Community Development District Special Assessment
(µ) 1,000 3.250
05/01/36
1,071
AH at Turnpike South Community Development District Special Assessment
160 2.350
05/01/26
160
AH at Turnpike South Community Development District Special Assessment
185 3.000
05/01/31
186
AH at Turnpike South Community Development District Special Assessment
500 3.250
05/01/41
497
Alachua County Health Facilities Authority Revenue Bonds
250 4.000
10/01/40
266
Arborwood Community Development District Special Assessment
(µ) 1,215 2.750
05/01/25
1,291
Arborwood Community Development District Special Assessment
(µ) 1,250 3.000
05/01/26
1,352
Arborwood Community Development District Special Assessment
(µ) 1,285 3.125
05/01/27
1,407
Arborwood Community Development District Special Assessment
(µ) 1,330 3.250
05/01/28
1,472
Arborwood Community Development District Special Assessment
(µ) 1,370 3.500
05/01/32
1,511
Artisan Lakes East Community Development District Special Assessment
(Þ) 605 2.300
05/01/26
602
Astonia Community Development District Special Assessment
(Þ) 200 2.500
05/01/26
198
Astonia Community Development District Special Assessment
(Þ) 250 3.000
05/01/31
246
Ave Maria Stewardship Community District Special Assessment
(µ) 2,230 2.750
05/01/33
2,343
Ave Maria Stewardship Community District Special Assessment
(µ) 2,920 3.000
05/01/38
3,108
Aviary at Rutland Ranch Community Development District Special Assessment
170 3.100
11/01/31
170
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 125 2.375
05/01/26
124
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
(Þ) 250 2.875
05/01/31
247
Bonterra Community Development District Special Assessment
195 2.750
05/01/24
205
Bonterra Community Development District Special Assessment
215 3.250
05/01/27
235
Bonterra Community Development District Special Assessment
220 3.400
05/01/28
244
Bonterra Community Development District Special Assessment
720 3.625
05/01/31
793
Bonterra Community Development District Special Assessment
655 4.000
05/01/37
726
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 120 4.500
01/01/35
129
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 100 4.000
07/01/41
108
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 1,000 5.250
12/01/43
1,145
Capital Trust Agency, Inc. Revenue Bonds
(Þ) 500 5.250
12/01/58
565
Celebration Community Development District Special Assessment
105 2.250
05/01/26
104
Celebration Community Development District Special Assessment
115 2.750
05/01/31
113
Celebration Pointe Community Development District Special Assessment
(Þ) 90 4.000
05/01/22
91
Central Florida Expressway Authority Revenue Bonds
(µ) 750 4.000
07/01/35
910
Central Florida Expressway Authority Revenue Bonds
(µ) 1,750 4.000
07/01/38
2,090
Central Florida Expressway Authority Revenue Bonds
(µ) 500 4.000
07/01/39
597
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500
11/01/27
133
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500
11/01/28
133
Century Gardens at Tamiami Community Development District Special Assessment
443 3.500
05/01/31
472
Century Gardens at Tamiami Community Development District Special Assessment
130 4.000
05/01/31
142
Century Gardens at Tamiami Community Development District Special Assessment
650 4.000
11/01/33
721
Century Gardens at Tamiami Community Development District Special Assessment
1,036 4.000
05/01/37
1,110
CFM Community Development District Special Assessment
295 2.400
05/01/26
294
CFM Community Development District Special Assessment
125 2.875
05/01/31
124
Chapel Crossings Community Development District Special Assessment
100 3.200
05/01/30
102
Charles Cove Community Development District Special Assessment
200 2.400
05/01/26
199
Charles Cove Community Development District Special Assessment
280 3.000
05/01/31
279

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
610 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Citizens Property Insurance Corp. Revenue Bonds
7,385 5.000
06/01/22
7,590
City of Atlantic Beach Health Care Facilities Revenue Bonds
275 3.000
11/15/23
275
City of Hollywood General Obligation Unlimited
(µ) 1,320 5.000
07/01/32
1,678
City of Miami Beach Parking Revenue Bonds
(µ) 395 5.000
09/01/32
458
City of Miami Beach Parking Revenue Bonds
(µ) 1,755 5.000
09/01/33
2,032
City of Miami Beach Water & Sewer Revenue Bonds
1,005 5.000
09/01/47
1,217
City of North Port Special Assessment
(µ)(æ) 1,135 5.000
07/01/26
1,225
City of St Petersburg Public Utility Revenue Bonds
1,000 5.000
10/01/49
1,236
City of Tallahassee Revenue Bonds
500 5.000
12/01/27
580
City of Tallahassee Revenue Bonds
650 5.000
12/01/28
750
City of Tampa Revenue Bonds
720 5.000
07/01/32
918
City of Tampa Revenue Bonds
725 5.000
07/01/33
922
City of Tampa Revenue Bonds
1,325 4.000
07/01/38
1,536
Cityplace Community Development District Special Assessment
(µ) 2,380 1.359
05/01/28
2,364
Cityplace Community Development District Special Assessment
(µ) 3,000 0.630
05/01/33
3,134
Copper Oaks Community Development District Special Assessment
(Þ) 681 3.000
05/01/31
687
Copper Oaks Community Development District Special Assessment
(Þ) 770 3.000
05/01/35
769
Corkscrew Farms Community Development District Special Assessment
(Þ) 35 3.750
11/01/23
36
Corkscrew Farms Community Development District Special Assessment
(Þ) 175 4.500
11/01/28
188
Country Greens Community Development District Special Assessment
130 2.500
05/01/22
131
Country Greens Community Development District Special Assessment
105 2.750
05/01/23
108
Country Greens Community Development District Special Assessment
100 4.000
05/01/34
109
County of Broward Airport System Revenue Bonds
(æ) 145 5.000
10/01/37
151
County of Broward Port Facilities Revenue Bonds
1,005 5.000
09/01/37
1,258
County of Broward Port Facilities Revenue Bonds
1,050 5.000
09/01/38
1,312
County of Miami-Dade Aviation Revenue Bonds
600 4.000
10/01/34
707
County of Miami-Dade Aviation Revenue Bonds
1,600 4.000
10/01/35
1,879
County of Miami-Dade Aviation Revenue Bonds
3,000 4.000
10/01/36
3,503
County of Miami-Dade Aviation Revenue Bonds
4,500 4.000
10/01/37
5,240
County of Miami-Dade Aviation Revenue Bonds
500 4.000
10/01/38
581
County of Miami-Dade Aviation Revenue Bonds
1,600 4.000
10/01/39
1,854
County of Miami-Dade Aviation Revenue Bonds
2,000 4.000
10/01/40
2,313
County of Miami-Dade Revenue Bonds
3,000 5.000
10/01/28
3,132
County of Miami-Dade Revenue Bonds
(µ) 4,310 3.233
10/01/35
2,772
County of Miami-Dade Water & Sewer System Revenue Bonds
1,275 4.000
10/01/34
1,537
County of Miami-Dade Water & Sewer System Revenue Bonds
750 4.000
10/01/35
902
County of Miami-Dade Water & Sewer System Revenue Bonds
1,145 4.000
10/01/37
1,330
County of Miami-Dade Water & Sewer System Revenue Bonds
1,250 4.000
10/01/38
1,487
County of Osceola Transportation Revenue Bonds
400 5.000
10/01/32
505
County of Osceola Transportation Revenue Bonds
350 5.000
10/01/33
440
County of Osceola Transportation Revenue Bonds
250 5.000
10/01/34
314
County of Osceola Transportation Revenue Bonds
440 5.000
10/01/35
551
County of Osceola Transportation Revenue Bonds
600 5.000
10/01/36
750
County of Osceola Transportation Revenue Bonds
525 5.000
10/01/37
655
County of Osceola Transportation Revenue Bonds
790 5.000
10/01/38
983
Crystal Cay Community Development District Special Assessment
850 3.050
05/01/41
828
Cypress Bluff Community Development District Special Assessment
800 3.625
05/01/40
828
Cypress Mill Community Development District Special Assessment
415 3.000
06/15/31
421

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 611
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Deer Run Community Development District Special Assessment
1,230 5.400
05/01/39
1,373
DG Farms Community Development District Special Assessment
155 2.750
05/01/25
156
Downtown Doral South Community Development District Special Assessment
(Þ) 310 3.875
12/15/23
316
DW Bayview Community Development District Special Assessment
(Þ) 50 2.375
05/01/26
50
DW Bayview Community Development District Special Assessment
(Þ) 60 3.000
05/01/32
60
Eagle Pointe Community Development District Special Assessment
(Þ) 35 3.000
05/01/25
36
Eagle Pointe Community Development District Special Assessment
(Þ) 60 3.625
05/01/31
63
East Bonita Beach Road Community Development District Special Assessment
(Þ) 70 3.875
11/01/23
71
East Bonita Beach Road Community Development District Special Assessment
(Þ) 340 4.375
11/01/29
367
East Nassau Stewardship District Special Assessment
190 2.400
05/01/26
190
East Nassau Stewardship District Special Assessment
240 3.000
05/01/31
240
Edgewater East Community Development District Special Assessment
50 2.500
05/01/26
50
Edgewater East Community Development District Special Assessment
100 3.100
05/01/31
101
Enbrook Community Development District Special Assessment
200 2.500
05/01/25
202
Entrada Community Development District Special Assessment
(Þ) 370 2.625
05/01/31
364
Epperson North Community Development District Special Assessment
135 2.500
05/01/26
135
Epperson North Community Development District Special Assessment
(Þ) 240 2.450
11/01/26
240
Epperson North Community Development District Special Assessment
215 3.000
05/01/31
215
Epperson North Community Development District Special Assessment
(Þ) 300 3.100
11/01/31
300
Escambia County Health Facilities Authority Revenue Bonds
360 5.000
08/15/31
451
Escambia County Health Facilities Authority Revenue Bonds
420 5.000
08/15/32
523
Escambia County Health Facilities Authority Revenue Bonds
355 5.000
08/15/33
441
Escambia County Health Facilities Authority Revenue Bonds
275 5.000
08/15/34
341
Escambia County Health Facilities Authority Revenue Bonds
375 5.000
08/15/35
464
Escambia County Health Facilities Authority Revenue Bonds
540 5.000
08/15/36
666
Escambia County Health Facilities Authority Revenue Bonds
720 5.000
08/15/37
886
Escambia County Health Facilities Authority Revenue Bonds
160 5.000
08/15/38
196
Escambia County Health Facilities Authority Revenue Bonds
475 5.000
08/15/40
581
Esplanade Lake Club Community Development District Special Assessment
115 3.250
11/01/25
118
Esplanade Lake Club Community Development District Special Assessment
200 4.000
11/01/40
210
Fishhawk Ranch Community Development District Special Assessment
(µ) 200 2.750
11/01/35
208
Florida Development Finance Corp. Revenue Bonds
100 3.000
06/01/22
101
Florida Development Finance Corp. Revenue Bonds
115 3.000
06/01/23
118
Florida Development Finance Corp. Revenue Bonds
110 4.000
06/01/25
118
Florida Development Finance Corp. Revenue Bonds
35 5.000
04/01/26
41
Florida Development Finance Corp. Revenue Bonds
(Þ) 610 1.750
06/01/26
604
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000
06/01/26
111
Florida Development Finance Corp. Revenue Bonds
35 5.000
04/01/27
42
Florida Development Finance Corp. Revenue Bonds
35 5.000
04/01/28
43
Florida Development Finance Corp. Revenue Bonds
30 5.000
04/01/29
38
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 4.000
12/15/29
110
Florida Development Finance Corp. Revenue Bonds
135 5.000
06/01/31
157
Florida Development Finance Corp. Revenue Bonds
(Þ) 100 5.000
12/15/34
116
Florida Development Finance Corp. Revenue Bonds
100 5.000
06/01/35
115
Florida Development Finance Corp. Revenue Bonds
(Þ) 125 5.000
12/15/39
145
Florida Development Finance Corp. Revenue Bonds
(Þ) 225 5.125
06/01/40
262
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 5.000
10/01/31
1,282
Florida Governmental Utility Authority Revenue Bonds
(µ) 2,300 5.000
10/01/32
2,943

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
612 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,600 5.000
10/01/33
2,044
Florida Governmental Utility Authority Revenue Bonds
(µ) 1,000 4.000
10/01/35
1,173
Florida Higher Educational Facilities Financial Authority Revenue Bonds
(Þ) 800 4.500
06/01/33
917
Florida Higher Educational Facilities Financial Authority Revenue Bonds
(Þ) 150 4.750
06/01/38
172
Florida Municipal Power Agency Revenue Bonds
4,720 5.000
10/01/28
5,656
Florida Municipal Power Agency Revenue Bonds
750 3.000
10/01/32
820
Florida Municipal Power Agency Revenue Bonds
700 3.000
10/01/33
763
Flow Way Community Development District Special Assessment
210 4.000
11/01/28
222
Flow Way Community Development District Special Assessment
200 4.875
11/01/37
215
Flow Way Community Development District Special Assessment
100 5.000
11/01/38
111
Forest Brooke Community Development District Special Assessment
45 3.000
11/01/21
45
Forest Brooke Community Development District Special Assessment
50 3.000
11/01/22
51
Forest Brooke Community Development District Special Assessment
50 3.000
11/01/23
52
Forest Brooke Community Development District Special Assessment
50 3.000
11/01/24
53
Forest Brooke Community Development District Special Assessment
105 3.000
11/01/25
111
Forest Brooke Community Development District Special Assessment
105 3.000
11/01/26
112
Forest Brooke Community Development District Special Assessment
110 3.000
11/01/27
118
Forest Brooke Community Development District Special Assessment
115 3.000
11/01/28
123
Forest Brooke Community Development District Special Assessment
115 3.000
11/01/29
123
Forest Brooke Community Development District Special Assessment
1,000 3.000
11/01/39
1,043
Golden Lakes Community Development District Special Assessment
(µ) 15 3.000
05/01/22
15
Golden Lakes Community Development District Special Assessment
(µ) 30 3.250
05/01/23
31
Golden Lakes Community Development District Special Assessment
(µ) 80 3.500
05/01/24
84
Golden Lakes Community Development District Special Assessment
(µ) 510 4.250
05/01/32
570
Gracewater Sarasota Community Development District Special Assessment
(Þ) 470 2.400
05/01/26
468
Grande Pines Community Development District Special Assessment
800 3.200
05/01/31
807
Harbor Bay Community Development District Special Assessment
885 3.300
05/01/29
928
Harmony West Community Development District Special Assessment
(Þ) 195 4.125
05/01/24
200
Harmony West Community Development District Special Assessment
(Þ) 420 4.750
05/01/29
456
Harmony West Community Development District Special Assessment
(Þ) 620 5.100
05/01/38
708
Heritage Harbor North Community Development District Special Assessment
150 5.000
05/01/34
172
Hillcrest Community Development District Special Assessment
300 4.000
11/01/28
326
Hillcrest Community Development District Special Assessment
300 4.500
11/01/38
329
Hills Minneola Community Development District Special Assessment
(Þ) 180 3.000
05/01/25
182
Hills Minneola Community Development District Special Assessment
(Þ) 140 3.500
05/01/31
145
Hillsborough County Industrial Development Authority Revenue Bonds
11,900 4.000
08/01/45
13,664
K-Bar Ranch II Community Development District Special Assessment
(Þ) 345 4.000
05/01/28
362
K-Bar Ranch II Community Development District Special Assessment
100 2.750
05/01/31
98
Kindred Community Development District II Special Assessment
165 2.200
05/01/26
164
Kindred Community Development District II Special Assessment
135 2.700
05/01/31
133
Kingman Gate Community Development District Special Assessment
(Þ) 200 2.500
06/15/26
201
Kingman Gate Community Development District Special Assessment
(Þ) 250 3.125
06/15/31
252
Lakeshore Ranch Community Development District Special Assessment
370 3.000
05/01/25
392
Lakeshore Ranch Community Development District Special Assessment
380 3.000
05/01/26
407
Lakeshore Ranch Community Development District Special Assessment
390 3.000
05/01/27
419
Lakeshore Ranch Community Development District Special Assessment
405 3.000
05/01/28
436
Lakeshore Ranch Community Development District Special Assessment
415 3.000
05/01/29
448
Lakeshore Ranch Community Development District Special Assessment
2,675 3.000
05/01/35
2,825

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 613
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment
100 2.500
05/01/25
101
Lakewood Ranch Stewardship District Special Assessment
655 2.125
05/01/26
651
Lakewood Ranch Stewardship District Special Assessment
(µ) 550 2.000
05/01/27
573
Lakewood Ranch Stewardship District Special Assessment
(µ) 585 2.000
05/01/30
588
Lakewood Ranch Stewardship District Special Assessment
310 3.125
05/01/30
319
Lakewood Ranch Stewardship District Special Assessment
100 3.200
05/01/30
103
Lakewood Ranch Stewardship District Special Assessment
(Þ) 260 2.625
05/01/31
255
Lee Memorial Health System Revenue Bonds
(~)(æ)(Ê) 2,300 5.000
04/01/33
2,662
Lucerne Park Community Development District Special Assessment
1,025 4.625
05/01/39
1,123
McJunkin Parkland Community Development District Special Assessment
(Þ) 520 4.750
11/01/29
583
Meadow Pointe III Community Development District Special Assessment
110 3.250
05/01/23
113
Meadow Pointe IV Community Development District Special Assessment
105 2.750
05/01/22
106
Meadow Pointe IV Community Development District Special Assessment
110 3.200
05/01/23
114
Meadow View at Twin Creeks Community Development District Special
Assessment
575 2.400
05/01/26
575
Meadow View at Twin Creeks Community Development District Special
Assessment
205 3.000
05/01/31
204
Mediterranea Community Development District Special Assessment
260 4.250
05/01/29
290
Mediterranea Community Development District Special Assessment
1,130 4.750
05/01/37
1,250
Miami Beach Health Facilities Authority Revenue Bonds
5,930 5.000
11/15/29
6,224
Miami Beach Health Facilities Authority Revenue Bonds
500 4.000
11/15/40
582
Miami Beach Health Facilities Authority Revenue Bonds
500 4.000
11/15/41
579
Miami Beach Health Facilities Authority Revenue Bonds
4,950 4.000
11/15/46
5,656
Miami-Dade County Expressway Authority Revenue Bonds
1,000 5.000
07/01/30
1,114
Miami-Dade County Expressway Authority Revenue Bonds
1,000 5.000
07/01/31
1,114
Midtown Miami Community Development District Special Assessment
100 5.000
05/01/29
104
Mitchell Ranch Community Development District Special Assessment
475 3.375
12/15/30
488
Naples Reserve Community Development District Special Assessment
(Þ) 535 4.625
11/01/29
584
North Dade Community Development District Special Assessment
81 3.000
05/01/22
82
North Dade Community Development District Special Assessment
84 3.000
05/01/23
87
North Dade Community Development District Special Assessment
88 3.500
05/01/24
93
North Dade Community Development District Special Assessment
92 3.500
05/01/25
99
North Dade Community Development District Special Assessment
96 3.500
05/01/26
105
North Dade Community Development District Special Assessment
100 3.500
05/01/27
110
North Dade Community Development District Special Assessment
99 3.500
05/01/28
110
North Dade Community Development District Special Assessment
327 3.750
05/01/31
361
North Dade Community Development District Special Assessment
824 4.000
05/01/38
901
North Springs Improvement District General Obligation Unlimited
(µ) 2,000 4.000
05/01/41
2,331
North Sumter County Utility Dependent District Revenue Bonds
575 5.000
10/01/31
748
North Sumter County Utility Dependent District Revenue Bonds
3,725 5.000
10/01/43
4,681
Oak Creek Community Development District Special Assessment
170 3.300
05/01/22
172
Oak Creek Community Development District Special Assessment
180 3.500
05/01/23
187
Orange County Convention Center Revenue Bonds
3,605 5.000
10/01/31
4,265
Orlando Utilities Commission Revenue Bonds
(~)(Ê) 575 1.250
10/01/46
575
Palm Beach County Health Facilities Authority Revenue Bonds
100 4.000
05/15/30
113
Palm Beach County Health Facilities Authority Revenue Bonds
1,105 4.000
05/15/36
1,220
Palm Glades Community Development District Special Assessment
750 4.000
11/01/33
860
Parker Road Community Development District Special Assessment
250 3.100
05/01/25
254
Parker Road Community Development District Special Assessment
255 3.375
05/01/30
263

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
614 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Parkview at Long Lake Ranch Community Development District Special
Assessment
515 2.500
05/01/25
520
Parkway Center Community Development District Special Assessment Revenue
Bonds
95 3.500
05/01/25
102
Parkway Center Community Development District Special Assessment Revenue
Bonds
100 4.000
05/01/26
111
Parkway Center Community Development District Special Assessment Revenue
Bonds
105 4.000
05/01/27
118
Parkway Center Community Development District Special Assessment Revenue
Bonds
110 4.000
05/01/28
125
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
460 4.000
05/01/25
502
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
500 4.000
05/01/27
562
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
375 4.500
05/01/31
444
Portico Community Development District Special Assessment
25 3.250
05/01/31
26
Reedy Creek Improvement District General Obligation Limited
(æ) 5,000 5.000
06/01/25
5,376
Reedy Creek Improvement District General Obligation Limited
(æ) 4,870 5.000
06/01/26
5,236
Reunion East Community Development District Special Assessment
680 2.400
05/01/26
675
Reunion East Community Development District Special Assessment
700 2.850
05/01/31
688
River Glen Community Development District Special Assessment
151 2.500
05/01/29
156
River Glen Community Development District Special Assessment
159 2.500
05/01/31
162
River Glen Community Development District Special Assessment
750 3.000
05/01/31
756
River Glen Community Development District Special Assessment
509 3.000
05/01/34
533
River Glen Community Development District Special Assessment
750 3.000
05/01/36
741
River Glen Community Development District Special Assessment
686 3.000
05/01/38
704
River Landing Community Development District Special Assessment
850 4.125
05/01/40
879
Rivers Edge III Community Development District Special Assessment
(Þ) 260 2.400
05/01/26
260
Rivers Edge III Community Development District Special Assessment
(Þ) 300 3.000
05/01/31
301
Sampson Creek Community Development District Special Assessment
(µ) 95 2.375
05/01/35
95
Sampson Creek Community Development District Special Assessment
(µ) 190 2.625
05/01/40
192
Sanctuary Cove Community Development District Special Assessment
135 2.125
05/01/26
134
Sanctuary Cove Community Development District Special Assessment
190 2.625
05/01/31
186
Sanctuary Cove Community Development District Special Assessment
400 3.125
05/01/41
388
Sanctuary Cove Community Development District Special Assessment
770 4.000
05/01/52
795
Sandmine Road Community Development District Special Assessment
(Þ) 300 2.300
11/01/26
300
Sarasota National Community Development District Special Assessment
135 3.400
05/01/31
136
Sarasota National Community Development District Special Assessment
1,500 3.500
05/01/31
1,594
Sarasota National Community Development District Special Assessment
(Þ) 125 3.625
05/01/31
126
Sarasota National Community Development District Special Assessment
2,205 4.000
05/01/39
2,356
Sawyers Landing Community Development District Special Assessment
(Þ) 295 3.250
05/01/26
301
School District of Broward County General Obligation Limited
855 5.000
07/01/38
1,114
School District of Broward County General Obligation Limited
885 5.000
07/01/39
1,152
School District of Broward County General Obligation Limited
590 5.000
07/01/40
767
Sherwood Manor Community Development District Special Assessment
(Þ) 550 4.625
11/01/29
595
Shingle Creek at Bronson Community Development District Special Assessment
250 2.500
06/15/26
251
South Fork East Community Development District Special Assessment
147 3.000
05/01/23
151
South Fork East Community Development District Special Assessment
100 3.000
05/01/25
104
South Fork East Community Development District Special Assessment
263 3.000
05/01/31
266
South Fork East Community Development District Special Assessment
1,990 4.125
05/01/36
2,175

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 615
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Fork East Community Development District Special Assessment
600 3.000
05/01/38
591
South Kendall Community Development District Special Assessment
205 4.000
11/01/31
226
South Village Community Development District Special Assessment
415 3.500
05/01/32
437
South Village Community Development District Special Assessment
230 3.750
05/01/38
243
Southern Groves Community Development District No. 5 Special Assessment
145 2.875
05/01/24
147
Southern Groves Community Development District No. 5 Special Assessment
210 2.400
05/01/26
209
Southern Groves Community Development District No. 5 Special Assessment
890 2.800
05/01/31
875
State of Florida Department of Transportation Revenue Bonds
2,500 3.000
07/01/32
2,772
State of Florida Department of Transportation Revenue Bonds
2,500 3.000
07/01/33
2,762
State of Florida General Obligation Unlimited
1,300 4.000
06/01/30
1,326
Stonegate Community Development District Special Assessment
190 3.000
05/01/22
191
Stonegate Community Development District Special Assessment
190 3.000
05/01/23
195
Stonegate Community Development District Special Assessment
195 3.000
05/01/24
204
Stonegate Community Development District Special Assessment
205 3.000
05/01/25
216
Stonegate Community Development District Special Assessment
210 3.000
05/01/26
222
Stonegate Community Development District Special Assessment
215 3.000
05/01/27
230
Stonegate Community Development District Special Assessment
225 3.000
05/01/28
241
Stonegate Community Development District Special Assessment
230 3.000
05/01/29
246
Stonegate Community Development District Special Assessment
1,270 3.000
05/01/34
1,329
Stonegate Community Development District Special Assessment
1,465 3.000
05/01/39
1,523
Stonewater Community Development District Special Assessment
(Þ) 275 2.250
11/01/26
275
Summer Woods Community Development District Special Assessment
(Þ) 195 2.500
05/01/26
195
Summerstone Community Development District Special Assessment
(Þ) 290 2.200
05/01/26
288
Sweetwater Creek Community Development District Special Assessment
(µ) 380 2.250
05/01/27
398
Tampa Bay Water Revenue Bonds
1,890 4.000
10/01/28
2,127
Tampa-Hillsborough County Expressway Authority Revenue Bonds
825 5.000
07/01/47
981
Timber Creek Community Development District Special Assessment
(Þ) 170 4.125
11/01/24
174
Timber Creek Community Development District Special Assessment
(Þ) 400 4.625
11/01/29
436
Timber Creek Community Development District Special Assessment
(Þ) 535 5.000
11/01/38
615
Timber Creek Southwest Community Development District Special Assessment
525 2.500
06/15/25
530
Timber Creek Southwest Community Development District Special Assessment
650 3.000
06/15/30
660
Tohoqua Community Development District Special Assessment
(Þ) 320 3.125
05/01/31
323
Tolomato Community Development District Special Assessment
325 3.500
05/01/24
334
Tolomato Community Development District Special Assessment
(µ) 1,180 3.000
05/01/33
1,267
Tolomato Community Development District Special Assessment
(µ) 930 3.000
05/01/37
999
Tolomato Community Development District Special Assessment
(µ) 605 3.000
05/01/40
646
Town of Davie Educational Facilities Revenue Bonds
550 5.000
04/01/32
669
Tradition Community Development District No. 9 Special Assessment
190 2.300
05/01/26
188
Tradition Community Development District No. 9 Special Assessment
270 2.700
05/01/31
265
Union Park East Community Development District Special Assessment
(Þ) 110 2.400
05/01/26
109
University of Florida Department of Housing & Residence Education Housing
System Revenue Bonds
625 4.000
07/01/34
757
V-Dana Community Development District Special Assessment
(Þ) 375 2.600
05/01/26
376
V-Dana Community Development District Special Assessment
(Þ) 125 3.125
05/01/31
126
Veranda Community Development District II Special Assessment
(Þ) 45 2.500
05/01/26
45
Veranda Community Development District II Special Assessment
(Þ) 55 3.100
05/01/31
55
Verano No. 3 Community Development District Special Assessment
(Þ) 100 2.375
05/01/26
100
Verano No. 3 Community Development District Special Assessment
(Þ) 120 3.000
05/01/31
121
Village Community Development District No. 12 Special Assessment
(Þ) 1,465 3.800
05/01/28
1,593

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
616 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village Community Development District No. 13 Special Assessment
1,000 1.800
05/01/26
999
Volusia County School Board Certificate of Participation
(µ) 1,280 5.000
08/01/32
1,490
Watergrass Community Development District II Special Assessment
265 4.000
05/01/23
270
Watergrass Community Development District II Special Assessment
775 4.450
05/01/28
831
Watergrass Community Development District II Special Assessment
2,260 5.150
05/01/38
2,509
West Villages Improvement District Special Assessment
(Þ) 825 3.125
05/01/31
831
Westside Haines City Community Development District Special Assessment
125 2.500
05/01/26
124
Westside Haines City Community Development District Special Assessment
215 3.000
05/01/31
212
259,227
Georgia - 1.4%
Bartow County Development Authority Revenue Bonds
(~)(æ)(Ê) 890 1.550
08/01/43
899
Burke County Development Authority Revenue Bonds
(~)(æ)(Ê) 525 2.150
10/01/32
545
Burke County Development Authority Revenue Bonds
(~)(æ)(Ê) 285 2.250
10/01/32
293
Burke County Development Authority Revenue Bonds
(~)(æ)(Ê) 3,875 3.000
11/01/45
3,997
Burke County Development Authority Revenue Bonds
(~)(æ)(Ê) 500 2.925
11/01/48
527
Burke County Development Authority Revenue Bonds
(~)(æ)(Ê) 855 1.550
12/01/49
863
County of Fulton Water & Sewerage Revenue Bonds
1,415 4.000
01/01/35
1,469
Main Street Natural Gas, Inc. Revenue Bonds
(~)(æ)(Ê) 1,750 4.000
12/01/28
2,049
Main Street Natural Gas, Inc. Revenue Bonds
4,775 5.000
05/15/30
5,937
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(æ)
(Ê) 8,785 0.866
04/01/48
8,838
Main Street Natural Gas, Inc. Revenue Bonds
(~)(æ)(Ê) 2,750 4.000
04/01/48
2,916
Main Street Natural Gas, Inc. Revenue Bonds
(USD 1 Month LIBOR + 0.830%)(æ)
(Ê) 12,480 0.934
08/01/48
12,591
Main Street Natural Gas, Inc. Revenue Bonds
(~)(æ)(Ê) 2,600 4.000
08/01/49
2,858
Municipal Electric Authority of Georgia Revenue Bonds
465 5.000
01/01/35
569
Municipal Electric Authority of Georgia Revenue Bonds
2,420 5.000
01/01/38
2,940
Municipal Electric Authority of Georgia Revenue Bonds
1,835 5.000
01/01/39
2,225
Private Colleges & Universities Authority Revenue Bonds
465 5.000
10/01/28
578
Private Colleges & Universities Authority Revenue Bonds
350 5.000
10/01/29
443
Private Colleges & Universities Authority Revenue Bonds
1,815 5.000
09/01/37
2,293
Private Colleges & Universities Authority Revenue Bonds
1,000 4.000
04/01/40
1,161
Savannah Hospital Authority Revenue Bonds
1,000 5.500
07/01/28
1,086
State of Georgia General Obligation Unlimited
2,325 4.000
07/01/34
2,865
57,942
Guam - 1.6%
Guam Business Privilege Tax Revenue Bonds
450 5.000
01/01/28
542
Guam Business Privilege Tax Revenue Bonds
1,025 5.000
01/01/29
1,255
Guam Business Privilege Tax Revenue Bonds
900 5.000
01/01/30
1,117
Guam Business Privilege Tax Revenue Bonds
775 5.000
01/01/31
981
Guam Business Privilege Tax Revenue Bonds
175 4.000
01/01/42
195
Guam Department of Education Certificate of Participation
675 3.625
02/01/25
707
Guam Department of Education Certificate of Participation
265 4.250
02/01/30
293
Guam Government Business Privilege Tax Revenue Bonds
1,265 5.250
01/01/36
1,275
Guam Government Waterworks Authority Revenue Bonds
150 5.000
07/01/25
170
Guam Government Waterworks Authority Revenue Bonds
225 5.000
07/01/26
262
Guam Government Waterworks Authority Revenue Bonds
150 5.000
07/01/27
179
Guam Government Waterworks Authority Revenue Bonds
1,395 5.000
07/01/28
1,496
Guam Government Waterworks Authority Revenue Bonds
5,425 5.000
07/01/29
5,913
Guam Government Waterworks Authority Revenue Bonds
300 5.000
07/01/30
350

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 617
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Government Waterworks Authority Revenue Bonds
600 5.000
07/01/31
690
Guam Government Waterworks Authority Revenue Bonds
300 5.000
07/01/32
348
Guam Government Waterworks Authority Revenue Bonds
3,200 5.000
01/01/46
3,570
Guam Government Waterworks Authority Revenue Bonds
445 5.000
01/01/50
535
Guam Power Authority Revenue Bonds
(µ) 2,190 5.000
10/01/24
2,279
Guam Power Authority Revenue Bonds
3,925 5.000
10/01/34
4,340
Guam Power Authority Revenue Bonds
2,690 5.000
10/01/35
3,085
Territory of Guam Revenue Bonds
435 5.000
12/01/21
437
Territory of Guam Revenue Bonds
(æ) 675 5.000
01/01/22
680
Territory of Guam Revenue Bonds
5,060 5.000
12/01/22
5,305
Territory of Guam Revenue Bonds
2,450 5.000
12/01/23
2,671
Territory of Guam Revenue Bonds
3,000 5.000
12/01/24
3,388
Territory of Guam Revenue Bonds
7,860 5.000
11/15/26
9,083
Territory of Guam Revenue Bonds
50 5.000
11/01/27
60
Territory of Guam Revenue Bonds
50 5.000
11/01/28
61
Territory of Guam Revenue Bonds
2,000 5.000
12/01/28
2,349
Territory of Guam Revenue Bonds
50 5.000
11/01/29
62
Territory of Guam Revenue Bonds
50 5.000
11/01/30
63
Territory of Guam Revenue Bonds
9,625 5.000
01/01/31
9,700
Territory of Guam Revenue Bonds
785 5.000
01/01/32
791
Territory of Guam Revenue Bonds
1,035 5.000
12/01/32
1,199
Territory of Guam Revenue Bonds
555 5.000
12/01/35
640
Territory of Guam Revenue Bonds
980 5.000
12/01/36
1,129
67,200
Hawaii - 0.5%
City & County of Honolulu General Obligation Unlimited
9,000 5.000
03/01/29
11,494
City & County of Honolulu Wastewater System Revenue Bonds
130 5.000
07/01/22
134
City & County of Honolulu Wastewater System Revenue Bonds
1,750 4.000
07/01/42
1,997
State of Hawaii Airports System Revenue Bonds
5,000 5.000
07/01/34
6,347
State of Hawaii Department of Budget & Finance Revenue Bonds
1,400 3.200
07/01/39
1,509
21,481
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds
1,390 5.000
09/01/24
1,535
Idaho Health Facilities Authority Revenue Bonds
2,090 5.000
09/01/27
2,431
Idaho Health Facilities Authority Revenue Bonds
2,045 5.000
09/01/28
2,366
Idaho Health Facilities Authority Revenue Bonds
2,400 5.000
09/01/31
2,743
Idaho Health Facilities Authority Revenue Bonds
1,245 4.000
09/01/40
1,460
Idaho Housing & Finance Association Revenue Bonds
1,670 5.000
07/15/31
1,798
Idaho Housing & Finance Association Revenue Bonds
600 5.000
07/15/34
784
Idaho Housing & Finance Association Revenue Bonds
875 5.000
07/15/35
1,141
Idaho Housing & Finance Association Revenue Bonds
500 4.000
07/15/36
598
Idaho Housing & Finance Association Revenue Bonds
640 4.000
07/15/37
763
Idaho Housing & Finance Association Revenue Bonds
1,250 4.000
07/15/38
1,487
Idaho State Building Authority Revenue Bonds
405 5.000
09/01/23
431
17,537
Illinois - 13.1%
Berkeley School District No. 87 General Obligation Unlimited
(µ) 500 3.000
12/01/34
548
Berwyn Municipal Securitization Corp. Revenue Bonds
(µ) 1,000 5.000
01/01/35
1,229
Carol Stream Park District General Obligation Unlimited
(µ)(æ) 200 5.000
01/01/26
236

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
618 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Carol Stream Park District General Obligation Unlimited
(µ)(æ) 250 4.500
11/01/35
250
Carol Stream Park District General Obligation Unlimited
(µ) 630 5.000
01/01/37
732
Champaign Community Unit School District No.4 General Obligation Unlimited
50 Zero coupon
01/01/26
48
Champaign Community Unit School District No.4 General Obligation Unlimited
25 Zero coupon
01/01/27
23
Champaign Community Unit School District No.4 General Obligation Unlimited
35 Zero coupon
01/01/28
32
Champaign Community Unit School District No.4 General Obligation Unlimited
30 5.000
01/01/29
37
Champaign Community Unit School District No.4 General Obligation Unlimited
25 5.000
01/01/30
31
Champaign Community Unit School District No.4 General Obligation Unlimited
110 5.000
01/01/31
135
Champaign Community Unit School District No.4 General Obligation Unlimited
260 5.000
01/01/32
319
Champaign Community Unit School District No.4 General Obligation Unlimited
125 5.000
01/01/33
153
Champaign Community Unit School District No.4 General Obligation Unlimited
155 5.000
01/01/34
189
Chicago Board of Education General Obligation Unlimited
335 5.000
12/01/22
351
Chicago Board of Education General Obligation Unlimited
(µ) 4,025 2.519
12/01/23
3,963
Chicago Board of Education General Obligation Unlimited
(µ) 675 5.000
12/01/25
787
Chicago Board of Education General Obligation Unlimited
(µ) 810 5.000
12/01/26
971
Chicago Board of Education General Obligation Unlimited
(µ) 17,825 5.000
12/01/27
21,770
Chicago Board of Education General Obligation Unlimited
(µ) 10,880 2.956
12/01/28
9,645
Chicago Board of Education General Obligation Unlimited
(µ) 2,750 5.000
12/01/28
3,430
Chicago Board of Education General Obligation Unlimited
1,500 5.000
12/01/29
1,859
Chicago Board of Education General Obligation Unlimited
(µ) 3,630 3.163
12/01/30
3,035
Chicago Board of Education General Obligation Unlimited
(µ) 8,000 5.000
12/01/31
9,799
Chicago Board of Education General Obligation Unlimited
(µ) 6,500 5.000
12/01/32
7,948
Chicago Board of Education General Obligation Unlimited
4,010 5.000
12/01/34
4,956
Chicago Board of Education General Obligation Unlimited
(µ) 2,620 5.000
12/01/35
3,217
Chicago Board of Education General Obligation Unlimited
350 5.000
12/01/36
430
Chicago Board of Education General Obligation Unlimited
1,620 5.000
12/01/37
1,984
Chicago Board of Education General Obligation Unlimited
(Þ) 5,000 7.000
12/01/42
6,439
Chicago Board of Education Revenue Bonds
10,000 5.750
04/01/33
12,095
Chicago Board of Education Revenue Bonds
325 5.000
04/01/34
379
Chicago Board of Education Revenue Bonds
250 5.000
04/01/35
291
Chicago Board of Education Revenue Bonds
225 5.000
04/01/36
262
Chicago Board of Education Revenue Bonds
310 5.000
04/01/37
360
Chicago Midway International Airport Revenue Bonds
940 5.000
01/01/30
1,029
Chicago Midway International Airport Revenue Bonds
4,435 5.000
01/01/34
4,852
Chicago O'Hare International Airport Revenue Bonds
3,200 5.000
01/01/28
3,329
Chicago O'Hare International Airport Revenue Bonds
4,250 5.000
01/01/33
4,955
Chicago O'Hare International Airport Revenue Bonds
5,345 4.000
01/01/34
6,235
Chicago O'Hare International Airport Revenue Bonds
1,850 5.000
01/01/34
2,154
Chicago O'Hare International Airport Revenue Bonds
1,825 4.000
01/01/44
2,068
Chicago Park District General Obligation Limited
(µ) 5,000 4.000
01/01/32
5,820
Chicago Park District General Obligation Limited
(µ) 6,810 4.000
01/01/33
7,908
Chicago Park District General Obligation Limited
(µ) 3,145 4.000
01/01/39
3,599
Chicago Park District General Obligation Unlimited
550 5.000
01/01/27
658
Chicago Park District General Obligation Unlimited
700 4.000
01/01/34
802
Chicago Park District General Obligation Unlimited
1,000 4.000
01/01/38
1,132
Chicago Park District General Obligation Unlimited
14,300 5.000
01/01/44
17,179
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,420 5.000
01/01/26
3,995
Chicago Sales Tax Securitization Corp. Revenue Bonds
2,925 5.000
01/01/27
3,510

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 619
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Sales Tax Securitization Corp. Revenue Bonds
4,650 5.000
01/01/28
5,708
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,695 5.000
01/01/29
4,633
Chicago Sales Tax Securitization Corp. Revenue Bonds
7,805 5.000
01/01/30
9,967
Chicago Sales Tax Securitization Corp. Revenue Bonds
19,040 5.500
01/01/32
24,199
Chicago Sales Tax Securitization Corp. Revenue Bonds
6,590 5.000
01/01/35
7,919
Chicago Sales Tax Securitization Corp. Revenue Bonds
(µ) 1,450 5.000
01/01/37
1,820
Chicago Sales Tax Securitization Corp. Revenue Bonds
710 4.000
01/01/38
825
Chicago Sales Tax Securitization Corp. Revenue Bonds
(µ) 700 5.000
01/01/38
840
Chicago Transit Authority Capital Grant Receipts Revenue Bonds
425 5.000
06/01/27
517
Chicago Transit Authority Capital Grant Receipts Revenue Bonds
615 5.000
06/01/28
765
Chicago Transit Authority Capital Grant Receipts Revenue Bonds
200 5.000
06/01/29
253
City of Belleville Sales Tax Revenue Tax Allocation
125 3.250
07/01/29
126
City of Chicago General Obligation Unlimited
465 5.000
01/01/27
552
City of Chicago General Obligation Unlimited
1,650 5.000
01/01/28
1,995
City of Chicago General Obligation Unlimited
925 5.250
01/01/28
1,041
City of Chicago General Obligation Unlimited
2,210 5.000
01/01/29
2,671
City of Chicago General Obligation Unlimited
870 5.000
01/01/30
1,086
City of Chicago General Obligation Unlimited
400 5.250
01/01/30
434
City of Chicago General Obligation Unlimited
700 5.625
01/01/30
843
City of Chicago General Obligation Unlimited
60 5.000
01/01/31
74
City of Chicago General Obligation Unlimited
(µ) 5,535 5.250
01/01/31
5,969
City of Chicago General Obligation Unlimited
1,400 5.000
01/01/36
1,503
City of Chicago General Obligation Unlimited
3,700 5.000
01/01/38
4,186
City of Chicago General Obligation Unlimited
325 5.000
01/01/40
327
City of Chicago Motor Fuel Tax Revenue Bonds
560 5.000
01/01/28
598
City of Chicago Motor Fuel Tax Revenue Bonds
725 5.000
01/01/29
772
City of Chicago Revenue Bonds
(æ) 500 5.250
01/01/38
504
City of Chicago Wastewater Transmission Revenue Bonds
505 5.000
01/01/29
552
City of Chicago Wastewater Transmission Revenue Bonds
900 5.000
01/01/32
981
City of Chicago Wastewater Transmission Revenue Bonds
2,015 5.000
01/01/34
2,280
City of Chicago Wastewater Transmission Revenue Bonds
1,630 5.000
01/01/35
1,843
City of Chicago Wastewater Transmission Revenue Bonds
4,920 5.000
01/01/36
5,820
City of Chicago Wastewater Transmission Revenue Bonds
575 5.000
01/01/44
626
City of Chicago Waterworks Revenue Bonds
(µ) 6,000 5.000
11/01/31
7,327
City of Chicago Waterworks Revenue Bonds
(µ) 300 5.000
11/01/33
365
City of Chicago Waterworks Revenue Bonds
1,000 5.000
11/01/34
1,111
City of Chicago Waterworks Revenue Bonds
2,875 5.000
11/01/42
2,988
City of Country Club Hills General Obligation Unlimited
(µ) 1,000 4.000
12/01/29
1,139
City of Mount Vernon General Obligation Unlimited
(µ) 2,530 4.000
12/15/30
2,987
City of Mount Vernon General Obligation Unlimited
(µ) 3,155 4.000
12/15/31
3,711
City of Mount Vernon General Obligation Unlimited
(µ) 3,275 4.000
12/15/32
3,842
City of Mount Vernon General Obligation Unlimited
(µ) 615 4.000
12/15/33
720
City of Mount Vernon General Obligation Unlimited
(µ) 680 4.000
12/15/36
795
City of Mount Vernon General Obligation Unlimited
(µ) 735 4.000
12/15/38
853
City of Mount Vernon General Obligation Unlimited
(µ) 795 4.000
12/15/40
913
City of Peoria General Obligation Unlimited
(µ) 120 5.000
01/01/29
148
City of Peoria General Obligation Unlimited
(µ) 200 5.000
01/01/31
250
City of Springfield Electric Revenue Bonds
1,280 5.000
03/01/32
1,456

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
620 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 315 4.000
12/30/32
371
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 325 4.000
12/30/33
382
City of Waukegan Water & Sewer System Revenue Bonds
(µ) 275 4.000
12/30/34
322
Cook County Community College District No. 508 General Obligation Unlimited
1,500 5.250
12/01/28
1,623
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 580 4.000
12/15/36
693
Cook County Community College District No. 527 General Obligation Unlimited
(µ) 625 4.000
12/15/38
731
Cook County Community Unit School District No. 401 Elmwood Park General
Obligation Unlimited
715 3.000
12/01/21
717
Cook County High School District No. 209 Proviso Township General Obligation
Limited
(µ) 2,475 5.500
12/01/36
3,185
Cook County School District No. 95 General Obligation Unlimited
465 4.000
12/01/24
512
Cook County Township High School District General Obligation Unlimited
(µ) 1,000 5.000
12/01/30
1,245
Cook County Township High School District General Obligation Unlimited
(µ) 1,100 5.000
12/01/31
1,369
Cook County Township High School District General Obligation Unlimited
(µ) 1,160 5.000
12/01/32
1,443
County of Cook Sales Tax Revenue Bonds
75 5.000
11/15/29
96
County of Cook Sales Tax Revenue Bonds
205 5.000
11/15/30
266
County of Cook Sales Tax Revenue Bonds
265 5.000
11/15/31
348
County of Cook Sales Tax Revenue Bonds
150 5.000
11/15/32
196
County of Cook Sales Tax Revenue Bonds
135 5.000
11/15/36
172
County of Cook Sales Tax Revenue Bonds
1,250 5.250
11/15/36
1,544
County of Cook Sales Tax Revenue Bonds
185 5.000
11/15/37
234
County of Cook Sales Tax Revenue Bonds
270 5.000
11/15/38
340
County of Cook Sales Tax Revenue Bonds
345 4.000
11/15/39
401
County of Cook Sales Tax Revenue Bonds
315 4.000
11/15/40
366
County of Cook Sales Tax Revenue Bonds
460 4.000
11/15/41
533
County of DuPage General Obligation Limited
600 5.000
01/01/28
710
County of Union General Obligation Unlimited
(µ) 1,000 4.000
09/01/36
1,147
Crawford Hospital District General Obligation Unlimited
580 4.000
01/01/41
630
Governors State University Certificates of Participation
(µ) 500 5.000
07/01/24
556
Governors State University Certificates of Participation
(µ) 500 5.000
07/01/25
573
Illinois Finance Authority Revenue Bonds
1,150 5.000
02/15/27
1,058
Illinois Finance Authority Revenue Bonds
150 4.000
11/01/27
171
Illinois Finance Authority Revenue Bonds
1,000 5.000
11/01/27
1,183
Illinois Finance Authority Revenue Bonds
(Þ) 300 4.000
10/01/28
336
Illinois Finance Authority Revenue Bonds
250 5.000
12/01/28
297
Illinois Finance Authority Revenue Bonds
3,000 5.000
01/01/29
3,581
Illinois Finance Authority Revenue Bonds
400 5.000
02/15/29
466
Illinois Finance Authority Revenue Bonds
520 5.000
08/01/29
618
Illinois Finance Authority Revenue Bonds
(~)(Ê) 915 0.130
10/01/29
915
Illinois Finance Authority Revenue Bonds
(Þ) 500 4.000
10/01/29
563
Illinois Finance Authority Revenue Bonds
250 4.000
11/01/29
290
Illinois Finance Authority Revenue Bonds
315 5.000
12/01/29
372
Illinois Finance Authority Revenue Bonds
400 5.000
08/01/30
473
Illinois Finance Authority Revenue Bonds
250 5.000
12/01/30
294
Illinois Finance Authority Revenue Bonds
265 4.000
11/01/31
312
Illinois Finance Authority Revenue Bonds
320 5.000
12/01/31
375
Illinois Finance Authority Revenue Bonds
730 5.000
08/15/32
962
Illinois Finance Authority Revenue Bonds
(Þ) 340 4.000
10/01/32
382

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 621
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds
500 5.000
12/01/32
584
Illinois Finance Authority Revenue Bonds
(Þ) 440 4.000
10/01/33
492
Illinois Finance Authority Revenue Bonds
2,310 5.000
08/15/34
3,027
Illinois Finance Authority Revenue Bonds
(Þ) 445 4.000
10/01/34
496
Illinois Finance Authority Revenue Bonds
700 4.000
12/01/35
825
Illinois Finance Authority Revenue Bonds
200 5.000
01/01/36
234
Illinois Finance Authority Revenue Bonds
2,660 4.000
12/01/36
3,128
Illinois Finance Authority Revenue Bonds
1,000 4.000
07/01/38
1,203
Illinois Finance Authority Revenue Bonds
1,000 4.000
07/01/39
1,200
Illinois Finance Authority Revenue Bonds
2,000 4.000
12/01/39
2,324
Illinois Finance Authority Revenue Bonds
100 4.000
09/01/41
112
Illinois Finance Authority Revenue Bonds
1,965 5.000
10/01/41
2,347
Illinois Finance Authority Revenue Bonds
100 4.000
11/01/41
115
Illinois General Obligation Unlimited
(µ) 350 4.000
06/01/41
389
Illinois Sports Facilities Authority (The) Revenue Bonds
750 5.000
06/15/30
928
Illinois Sports Facilities Authority (The) Revenue Bonds
(µ) 1,000 5.250
06/15/31
1,096
Illinois Sports Facilities Authority (The) Revenue Bonds
480 5.000
06/15/32
600
Illinois State Toll Highway Authority Revenue Bonds
400 5.000
01/01/25
456
Illinois State Toll Highway Authority Revenue Bonds
5,000 5.000
12/01/32
5,830
Illinois State University Revenue Bonds
(µ) 725 5.000
04/01/23
771
Illinois State University Revenue Bonds
(µ) 360 5.000
04/01/24
396
Illinois State University Revenue Bonds
(µ) 500 5.000
04/01/25
568
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited
950 4.000
12/15/34
1,141
Kane Cook & DuPage, etc. Counties Community College District No. 509 Elgin
General Obligation Unlimited
2,670 4.000
12/15/35
3,195
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 3,920 5.000
12/01/27
4,761
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000
12/01/28
2,484
Kane County School District No. 131 Aurora East Side General Obligation
(µ) 2,000 5.000
12/01/29
2,475
Lake Cook Kane & McHenry Counties Community Unit School District 220
Barrington General Obligation Unlimited
2,255 5.000
12/01/29
2,913
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 260 4.000
12/01/30
305
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 320 4.000
12/01/31
374
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 385 4.000
12/01/32
448
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 635 4.000
12/01/35
732
LaSalle-Peru Township High School District No. 120 General Obligation Unlimited
(µ) 3,260 4.000
12/01/37
3,755
Madison & Jersey Counties Unit School District No. 11 General Obligation
Unlimited
(µ) 185 5.000
03/01/28
217
Madison County Community Unit School District No. 8 Bethalto General
Obligation Unlimited
(µ) 1,000 4.000
12/01/33
1,155
Madison County Community Unit School District No. 8 Bethalto General
Obligation Unlimited
(µ) 1,675 4.000
12/01/36
1,921
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 370 4.000
05/01/27
424
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 225 4.000
05/01/28
259
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited
(µ) 1,000 4.000
05/01/29
1,144

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
622 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
McHenry & Kane Counties Community Consolidated School District No. 158
Huntley General Obligation Unlimited
2,200 5.625
01/15/32
2,224
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited
(µ) 850 5.000
01/01/33
961
Metropolitan Pier & Exposition Authority Revenue Bonds
1,125 3.000
06/15/24
1,170
Metropolitan Pier & Exposition Authority Revenue Bonds
355 5.000
12/15/27
432
Metropolitan Pier & Exposition Authority Revenue Bonds
(µ) 8,565 5.000
12/15/28
8,814
Metropolitan Pier & Exposition Authority Revenue Bonds
1,300 5.000
12/15/30
1,552
Metropolitan Pier & Exposition Authority Revenue Bonds
555 5.000
12/15/31
661
Metropolitan Pier & Exposition Authority Revenue Bonds
600 5.000
12/15/33
711
Metropolitan Pier & Exposition Authority Revenue Bonds
500 5.000
12/15/34
591
Metropolitan Pier & Exposition Authority Revenue Bonds
540 2.169
12/15/37
453
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 1.730
12/15/42
1,267
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 1.452
12/15/47
1,372
Northern Illinois University Revenue Bonds
(µ) 850 5.000
04/01/29
1,061
Northern Illinois University Revenue Bonds
(µ) 325 5.000
10/01/29
409
Northern Illinois University Revenue Bonds
(µ) 325 5.000
10/01/30
416
Northern Illinois University Revenue Bonds
(µ) 1,040 5.000
04/01/31
1,313
Northern Illinois University Revenue Bonds
(µ) 450 5.000
10/01/31
579
Northern Illinois University Revenue Bonds
(µ) 500 4.000
10/01/32
593
Northern Illinois University Revenue Bonds
(µ) 1,350 5.000
04/01/33
1,695
Northern Illinois University Revenue Bonds
(µ) 1,115 4.000
10/01/36
1,310
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,925 4.000
04/01/28
2,227
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,255 4.000
04/01/29
1,487
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,585 4.000
04/01/30
1,864
Railsplitter Tabacco Settlement Authority Revenue Bonds
1,000 5.000
06/01/22
1,027
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 1,105 5.000
12/01/30
1,397
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 665 5.000
12/01/31
837
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 625 5.000
12/01/32
785
Rock Island County School District No. 41 General Obligation Unlimited
(µ) 675 5.000
12/01/34
845
Sangamon County School Districts General Obligation Limited
(µ) 1,105 5.000
06/01/30
1,435
Sangamon County School Districts General Obligation Limited
(µ) 1,160 5.000
06/01/31
1,499
Sangamon County School Districts General Obligation Limited
(µ) 1,220 5.000
06/01/32
1,571
Sangamon County School Districts General Obligation Limited
(µ) 1,395 5.000
02/01/33
1,779
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 550 5.000
12/01/34
690
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited
(µ) 1,000 4.000
12/01/40
1,153
South Sangamon Water Commission General Obligation Unlimited
(µ) 125 4.000
01/01/32
146
South Sangamon Water Commission General Obligation Unlimited
(µ) 50 4.000
01/01/33
58
South Sangamon Water Commission General Obligation Unlimited
(µ) 55 4.000
01/01/34
64
South Sangamon Water Commission General Obligation Unlimited
(µ) 50 4.000
01/01/35
58
South Sangamon Water Commission General Obligation Unlimited
(µ) 60 4.000
01/01/37
69
Southern Illinois University Revenue Bonds
(µ) 1,470 5.000
04/01/27
1,671
Southern Illinois University Revenue Bonds
(µ) 850 5.000
04/01/28
964
Southern Illinois University Revenue Bonds
(µ) 200 4.000
04/01/29
234
Southern Illinois University Revenue Bonds
(µ) 525 4.000
04/01/30
620
Southern Illinois University Revenue Bonds
(µ) 240 5.000
04/01/32
305

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 623
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southern Illinois University Revenue Bonds
(µ) 300 5.000
04/01/33
381
Southern Illinois University Revenue Bonds
(µ) 300 4.000
04/01/35
351
Southern Illinois University Revenue Bonds
(µ) 500 4.000
04/01/39
578
Southwestern Illinois Development Authority Revenue Bonds
1,450 4.000
04/15/31
1,720
Southwestern Illinois Development Authority Revenue Bonds
1,075 4.000
04/15/33
1,266
Southwestern Illinois Development Authority Revenue Bonds
(µ) 1,005 5.000
10/15/33
1,166
Southwestern Illinois Development Authority Revenue Bonds
925 4.000
04/15/34
1,088
Southwestern Illinois Development Authority Revenue Bonds
1,225 4.000
10/15/35
1,435
State of Illinois General Obligation Unlimited
1,140 5.000
11/01/21
1,140
State of Illinois General Obligation Unlimited
3,025 4.000
02/01/22
3,054
State of Illinois General Obligation Unlimited
200 5.000
05/01/22
205
State of Illinois General Obligation Unlimited
225 5.000
07/01/22
232
State of Illinois General Obligation Unlimited
(µ) 2,750 5.000
08/01/22
2,847
State of Illinois General Obligation Unlimited
130 4.000
01/01/23
131
State of Illinois General Obligation Unlimited
400 5.000
02/01/24
439
State of Illinois General Obligation Unlimited
10,295 5.000
11/01/24
11,589
State of Illinois General Obligation Unlimited
240 4.000
01/01/25
241
State of Illinois General Obligation Unlimited
8,275 5.000
01/01/25
9,362
State of Illinois General Obligation Unlimited
2,290 5.000
08/01/25
2,367
State of Illinois General Obligation Unlimited
3,250 5.000
11/01/25
3,753
State of Illinois General Obligation Unlimited
15 4.000
03/01/26
15
State of Illinois General Obligation Unlimited
110 5.500
07/01/26
119
State of Illinois General Obligation Unlimited
125 5.000
04/01/27
137
State of Illinois General Obligation Unlimited
3,735 5.500
07/01/27
4,036
State of Illinois General Obligation Unlimited
750 5.000
02/01/28
883
State of Illinois General Obligation Unlimited
1,080 5.000
05/01/28
1,189
State of Illinois General Obligation Unlimited
3,100 5.000
10/01/28
3,770
State of Illinois General Obligation Unlimited
5,700 5.000
11/01/28
6,795
State of Illinois General Obligation Unlimited
3,750 5.000
10/01/29
4,562
State of Illinois General Obligation Unlimited
2,435 5.000
11/01/29
2,885
State of Illinois General Obligation Unlimited
(µ) 4,500 4.000
02/01/30
5,106
State of Illinois General Obligation Unlimited
2,175 5.000
05/01/30
2,393
State of Illinois General Obligation Unlimited
250 5.250
07/01/30
269
State of Illinois General Obligation Unlimited
50 5.000
03/01/31
51
State of Illinois General Obligation Unlimited
2,000 5.000
04/01/31
2,193
State of Illinois General Obligation Unlimited
120 4.250
01/01/36
131
State of Illinois General Obligation Unlimited
1,200 5.000
05/01/38
1,405
State of Illinois General Obligation Unlimited
1,000 4.000
10/01/39
1,124
State of Illinois General Obligation Unlimited
5,000 4.000
10/01/40
5,603
State of Illinois General Obligation Unlimited
945 5.000
05/01/42
1,095
State of Illinois General Obligation Unlimited
720 5.000
05/01/43
833
State of Illinois Sales Tax Revenue Bonds
2,000 5.000
06/15/25
2,300
Town of Cicero General Obligation Unlimited
(µ) 825 5.000
01/01/22
831
Town of Cicero General Obligation Unlimited
(µ) 915 5.000
01/01/24
998
Town of Cicero General Obligation Unlimited
(µ) 500 5.000
01/01/25
564
Town of Cicero General Obligation Unlimited
(µ) 1,010 5.000
01/01/26
1,173
University of Illinois Revenue Bonds
(µ) 3,295 3.000
04/01/33
3,622
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
1,605 5.250
12/01/35
1,859

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
624 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,075 5.250
12/01/36
3,555
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,240 5.250
12/01/37
3,738
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
2,985 5.250
12/01/38
3,437
Village of Bellwood General Obligation Unlimited
400 5.875
12/01/27
424
Village of Bellwood General Obligation Unlimited
(µ) 2,075 5.000
12/01/32
2,351
Village of Mundelein General Obligation Unlimited
(µ) 570 4.000
12/15/29
669
Village of Mundelein General Obligation Unlimited
(µ) 400 4.000
12/15/30
467
Village of Mundelein General Obligation Unlimited
(µ) 500 4.000
12/15/31
582
Village of Mundelein General Obligation Unlimited
(µ) 655 4.000
12/15/33
759
Village of Mundelein General Obligation Unlimited
(µ) 845 4.000
12/15/39
968
Village of Romeoville General Obligation Unlimited
600 5.000
12/30/27
741
Village of Romeoville General Obligation Unlimited
600 5.000
12/30/28
757
Village of Rosemont General Obligation Unlimited
(µ) 1,430 5.000
12/01/26
1,700
Village of Rosemont General Obligation Unlimited
(µ) 1,500 5.000
12/01/27
1,822
Volo Village Special Service Area No. 3 & 6 Special Tax
(µ) 1,094 5.000
03/01/34
1,228
Western Illinois Economic Development Authority Revenue Bonds
(µ) 1,140 5.000
01/01/27
1,300
Western Illinois Economic Development Authority Revenue Bonds
(µ) 725 5.000
01/01/28
825
Western Illinois University Revenue Bonds
(µ) 560 5.000
04/01/24
617
Will County School District No. 114 Manhattan General Obligation Unlimited
(µ) 1,630 3.500
01/01/25
1,729
Will County School District No. 210 Lincoln-Way General Ogligation Unlimited
(µ) 650 4.000
01/01/34
735
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 985 5.000
12/01/24
1,109
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited
(µ) 1,450 5.000
12/01/25
1,680
557,017
Indiana - 0.5%
City of Rockport Pollution Control Revenue Bonds
1,500 3.050
06/01/25
1,616
Evansville Industry Redevelopment Authority Revenue Bonds
(µ) 1,255 4.000
02/01/33
1,407
Indiana Finance Authority Revenue Bonds
2,250 0.650
08/01/25
2,221
Indiana Finance Authority Revenue Bonds
2,500 1.400
08/01/29
2,460
Indiana Finance Authority Revenue Bonds
25 4.000
07/01/30
27
Indiana Finance Authority Revenue Bonds
1,000 3.000
11/01/30
1,044
Indiana Finance Authority Revenue Bonds
325 5.000
02/01/31
407
Indiana Finance Authority Revenue Bonds
500 5.000
02/01/32
624
Indiana Finance Authority Revenue Bonds
620 4.000
10/01/35
754
Indiana Finance Authority Revenue Bonds
(µ) 930 5.000
10/01/35
1,230
Indiana Finance Authority Revenue Bonds
1,100 4.000
10/01/36
1,325
Indiana Finance Authority Revenue Bonds
(SIFMA Municipal Swap Index + 0.550%)
(æ)(Ê) 1,110 0.620
11/01/39
1,113
Indiana Finance Authority Revenue Bonds
40 5.000
07/01/40
45
Indiana Finance Authority Revenue Bonds
(~)(æ)(Ê) 400 2.100
11/01/49
417
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,020 4.000
07/10/33
1,202
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,125 4.000
07/10/34
1,322
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,000 5.000
07/15/35
1,249
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,100 5.000
07/15/36
1,371
Muncie Sanitary District Revenue Bonds
(µ) 525 5.000
07/01/29
660
Muncie Sanitary District Revenue Bonds
(µ) 600 5.000
01/01/30
760
Town of Upland Revenue Bonds
175 4.000
09/01/31
207
21,461
Iowa - 0.8%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 625
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Altoona Certificate of Participation
(µ) 1,205 5.000
06/01/37
1,462
City of Altoona Certificate of Participation
(µ) 245 5.000
06/01/38
297
City of Altoona Certificate of Participation
(µ) 800 5.000
06/01/39
967
City of Ames Revenue Bonds
2,000 5.000
06/15/31
2,312
City of Coralville Certificate of Participation
385 4.000
06/01/27
421
City of Coralville Certificate of Participation
840 4.000
06/01/31
915
City of Coralville Revenue Bonds
215 4.000
05/01/23
217
City of Coralville Revenue Bonds
555 4.000
05/01/25
560
City of Coralville Revenue Bonds
600 4.000
05/01/27
604
City of Coralville Revenue Bonds
465 4.000
05/01/28
468
City of Coralville Revenue Bonds
975 4.000
05/01/29
980
City of Coralville Revenue Bonds
875 4.000
05/01/30
879
City of Orange Sewer Revenue Bonds
(µ) 440 4.000
06/01/34
473
Dubuque Community School District Revenue Bonds
(µ) 600 3.000
07/01/36
654
Dubuque Community School District Revenue Bonds
(µ) 675 3.000
07/01/37
734
Dubuque Community School District Revenue Bonds
(µ) 500 3.000
07/01/38
543
Iowa Finance Authority Revenue Bonds
(µ) 4,000 5.000
07/01/28
4,312
Iowa Finance Authority Revenue Bonds
(µ) 4,500 5.000
08/01/34
5,828
Iowa Finance Authority Revenue Bonds
(µ) 4,190 4.000
07/01/47
4,659
Iowa Finance Authority Revenue Bonds
(µ) 725 4.000
07/01/48
782
Iowa Higher Education Loan Authority Revenue Bonds
375 4.000
10/01/30
437
Iowa Higher Education Loan Authority Revenue Bonds
395 4.000
10/01/31
462
Iowa Higher Education Loan Authority Revenue Bonds
140 4.000
10/01/32
162
Iowa Higher Education Loan Authority Revenue Bonds
325 4.000
10/01/35
370
Tobacco Settlement Financing Corp. Revenue Bonds
600 4.000
06/01/49
664
Western Dubuque County Community School District General Obligation
Unlimited
625 2.000
06/01/23
641
Xenia Rural Water District Revenue Bonds
3,000 5.000
12/01/28
3,528
34,331
Kansas - 0.3%
City of Manhattan Revenue Bonds
415 4.000
06/01/25
445
City of Manhattan Revenue Bonds
330 4.000
06/01/27
361
City of Manhattan Revenue Bonds
625 4.000
06/01/36
684
Crawford County Unified School District General Obligation Unlimited
(µ) 650 5.000
09/01/35
789
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,110 5.000
04/01/31
1,305
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000
04/01/32
1,175
Kansas Municipal Energy Agency Revenue Bonds
(µ) 1,000 5.000
04/01/38
1,169
University of Kansas Hospital Authority Revenue Bonds
2,775 4.000
03/01/36
3,280
University of Kansas Hospital Authority Revenue Bonds
2,500 4.000
03/01/37
2,943
Wyandotte County City Unified Government Revenue Bonds
1,755 4.500
06/01/40
1,827
13,978
Kentucky - 0.9%
Kentucky Economic Development Finance Authority Revenue Bonds
2,750 5.000
06/01/23
2,921
Kentucky Economic Development Finance Authority Revenue Bonds
835 5.000
07/01/28
941
Kentucky Economic Development Finance Authority Revenue Bonds
1,935 4.000
07/01/31
2,090
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000
08/01/35
180
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000
08/01/36
179
Kentucky Property & Building Commission Revenue Bonds
1,900 5.000
11/01/25
2,231
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,750 5.000
05/01/31
3,379

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
626 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentucky Property & Building Commission Revenue Bonds
(µ) 2,000 5.000
05/01/32
2,451
Kentucky Public Energy Authority Revenue Bonds
(æ)(Ê) 8,715 4.000
12/01/49
9,649
Kentucky State University Certificate of Participation
(µ) 180 5.000
11/01/30
233
Kentucky State University Certificate of Participation
(µ) 130 4.000
11/01/33
158
Kentucky State University Certificate of Participation
(µ) 135 4.000
11/01/35
163
Kentucky State University Certificate of Participation
(µ) 155 4.000
11/01/36
187
Kentucky State University Certificate of Participation
(µ) 445 4.000
11/01/41
530
Kentucky State University Certificate of Participation
(µ) 500 4.000
11/01/46
589
Louisville/Jefferson County Metropolitan Government Revenue Bonds
780 5.000
10/01/32
924
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,250 2.000
10/01/33
2,245
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,125 5.000
10/01/33
2,516
Louisville/Jefferson County Metropolitan Government Revenue Bonds
3,000 4.000
10/01/34
3,380
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,350 4.000
10/01/40
2,678
Louisville/Jefferson County Metropolitan Sewer District Revenue Bond
505 5.000
05/15/30
506
38,130
Louisiana - 1.8%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
1,455 5.000
12/01/26
1,694
Cameron Parish School District No. 15 General Obligation Unlimited
265 5.000
10/01/27
315
Cameron Parish School District No. 15 General Obligation Unlimited
275 5.000
10/01/28
332
Cameron Parish School District No. 15 General Obligation Unlimited
305 5.000
10/01/30
377
Cameron Parish School District No. 15 General Obligation Unlimited
300 4.000
10/01/31
339
Cameron Parish School District No. 15 General Obligation Unlimited
485 4.000
10/01/32
545
Cameron Parish School District No. 15 General Obligation Unlimited
520 4.000
10/01/33
582
City of New Orleans Sewerage Service Revenue Bonds
(µ) 35 4.000
06/01/35
41
City of New Orleans Sewerage Service Revenue Bonds
1,000 5.000
06/01/35
1,158
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000
06/01/36
47
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000
06/01/37
46
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000
06/01/38
46
City of New Orleans Sewerage Service Revenue Bonds
(µ) 45 4.000
06/01/39
52
City of New Orleans Sewerage Service Revenue Bonds
(µ) 40 4.000
06/01/40
46
City of New Orleans Sewerage Service Revenue Bonds
175 5.000
06/01/45
215
City of Shreveport General Obligation Unlimited
(µ) 2,000 5.000
08/01/28
2,437
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,020 5.000
12/01/31
1,271
City of Shreveport Water & Sewer Revenue Bonds
(µ) 3,955 5.000
12/01/32
4,630
City of Shreveport Water & Sewer Revenue Bonds
(µ) 1,000 5.000
12/01/33
1,163
City of Youngsville Revenue Bonds
(µ) 250 4.000
05/01/37
294
City of Youngsville Revenue Bonds
(µ) 250 4.000
05/01/39
292
City of Youngsville Revenue Bonds
(µ) 250 4.000
05/01/41
290
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 2,665 0.120
08/01/35
2,665
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds
(~)(Ê) 9,380 0.120
12/01/40
9,380
Jefferson Sales Tax District Revenue Bonds
(µ) 3,685 5.000
12/01/29
4,751
Jefferson Sales Tax District Revenue Bonds
(µ) 1,825 5.000
12/01/34
2,325
Lafayette Consolidated Government Revenue Bonds
(µ) 700 5.000
11/01/29
813
Louisiana Housing Corp. Revenue Bonds
1,250 4.500
12/01/47
1,375
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 100 3.000
10/01/22
102
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 235 3.000
10/01/23
246
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 110 4.000
10/01/24
121

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 627
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 150 4.000
10/01/25
168
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 150 4.000
10/01/26
171
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 2,500 5.000
10/01/28
3,126
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
3,250 3.500
11/01/32
3,526
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 470 5.000
10/01/33
576
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
6,000 2.500
04/01/36
6,080
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
(µ) 1,045 4.000
10/01/37
1,235
Louisiana Public Facilities Authority Revenue Bonds
(~)(Ê) 1,550 0.120
04/02/23
1,550
Louisiana Public Facilities Authority Revenue Bonds
(µ) 1,615 5.000
09/01/29
1,789
Louisiana Public Facilities Authority Revenue Bonds
75 5.000
10/01/32
94
Louisiana Public Facilities Authority Revenue Bonds
90 5.000
10/01/34
112
Louisiana Public Facilities Authority Revenue Bonds
850 5.000
10/01/35
1,060
Louisiana Public Facilities Authority Revenue Bonds
940 4.000
10/01/36
1,073
Louisiana Public Facilities Authority Revenue Bonds
1,110 4.000
10/01/37
1,263
Louisiana Public Facilities Authority Revenue Bonds
300 4.000
10/01/38
341
Louisiana Public Facilities Authority Revenue Bonds
705 4.000
10/01/39
799
Louisiana Public Facilities Authority Revenue Bonds
1,100 4.000
10/01/40
1,243
Louisiana Public Facilities Authority Revenue Bonds
1,175 4.000
10/01/41
1,324
Louisiana Public Facilities Authority Revenue Bonds
100 4.000
07/01/44
112
Louisiana Public Facilities Authority Revenue Bonds
100 4.000
07/01/49
111
Parish of St. John the Baptist Revenue Bonds
(~)(æ)(Ê) 1,740 2.000
06/01/37
1,770
Parish of St. John the Baptist Revenue Bonds
(~)(æ)(Ê) 2,440 2.100
06/01/37
2,512
Parish of St. John the Baptist Revenue Bonds
(~)(æ)(Ê) 3,265 2.200
06/01/37
3,396
Red River Parish School Board General Obligation Unlimited
630 5.000
03/01/28
764
State of Louisiana General Obligation Unlimited
(æ) 2,760 5.000
08/01/22
2,859
State of Louisiana Revenue Bonds
1,300 5.000
06/15/28
1,459
76,503
Maine - 0.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds
(µ) 250 5.000
07/01/34
327
Maine Health & Higher Educational Facilities Authority Revenue Bonds
(µ) 250 4.000
07/01/35
301
Maine Health & Higher Educational Facilities Authority Revenue Bonds
1,000 4.000
07/01/45
1,148
Maine State Housing Authority Revenue Bonds
470 5.000
06/15/36
602
Maine State Housing Authority Revenue Bonds
455 5.000
06/15/37
581
Maine Turnpike Authority Revenue Bonds
3,225 5.000
07/01/42
3,316
6,275
Maryland - 1.2%
Baltimore Research Park Project Revenue Bonds
85 4.000
01/01/32
99
Baltimore Research Park Project Revenue Bonds
70 4.000
01/01/33
81
Baltimore Research Park Project Revenue Bonds
85 4.000
01/01/34
99
Baltimore Research Park Project Revenue Bonds
150 4.000
01/01/35
174
Baltimore Research Park Project Revenue Bonds
155 4.000
01/01/36
180
Baltimore Research Park Project Revenue Bonds
190 4.000
01/01/37
220
Baltimore Research Park Project Revenue Bonds
220 4.000
01/01/38
254
Baltimore Research Park Project Revenue Bonds
395 4.000
01/01/39
455

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
628 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Baltimore Research Park Project Revenue Bonds
350 4.000
01/01/40
401
County of Baltimore General Obligation Unlimited
2,000 4.000
03/01/33
2,352
County of Baltimore General Obligation Unlimited
500 5.000
03/01/33
632
County of Frederick Special Tax
750 4.000
07/01/35
878
County of Frederick Special Tax
860 4.000
07/01/36
1,004
County of Frederick Special Tax
500 4.000
07/01/38
581
County of Frederick Special Tax
500 4.000
07/01/39
580
County of Frederick Special Tax
500 4.000
07/01/40
578
County of Frederick Tax Allocation
890 3.250
07/01/29
933
Maryland Community Development Administration Revenue Bonds
3,510 4.500
09/01/48
3,909
Maryland Economic Development Corp. Revenue Bonds
1,500 5.000
06/01/35
1,796
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
(~)(Ê) 4,750 0.100
04/01/35
4,750
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
2,125 5.500
01/01/46
2,514
Maryland State Transportation Authority Revenue Bonds
3,200 3.000
07/01/33
3,601
Prince George County General Obligation Limited
480 4.000
09/01/32
525
Prince George County General Obligation Limited
185 4.000
09/01/33
203
State of Maryland Department of Transportation Revenue Bonds
3,025 4.000
09/01/27
3,573
State of Maryland Department of Transportation Revenue Bonds
6,000 3.000
10/01/31
6,676
State of Maryland General Obligation Unlimited
7,180 5.000
08/01/26
8,640
Town of Chestertown Revenue Bonds
1,000 5.000
03/01/28
1,214
Town of Chestertown Revenue Bonds
1,340 5.000
03/01/29
1,649
48,551
Massachusetts - 1.0%
City of Boston General Obligation Unlimited
2,015 5.000
04/01/25
2,328
City of Cambridge General Obligation Limited
965 5.000
02/15/28
1,210
City of Cambridge General Obligation Limited
1,000 5.000
02/15/29
1,281
City of Cambridge General Obligation Limited
1,000 5.000
02/15/30
1,307
Commonwealth of Massachusetts General Obligation Limited
(µ) 1,000 5.500
08/01/30
1,334
Commonwealth of Massachusetts General Obligation Limited
4,000 4.000
05/01/39
4,611
Commonwealth of Massachusetts General Obligation Limited
1,290 5.000
12/01/41
1,295
Commonwealth of Massachusetts General Obligation Unlimited
(USD 3 Month
LIBOR + 0.570%)(µ)(Ê) 3,425 1.030
05/01/37
3,382
Massachusetts Bay Transportation Authority Revenue Bonds
4,450 5.000
06/01/35
5,519
Massachusetts Bay Transportation Authority Revenue Bonds
5,000 5.000
06/01/36
6,187
Massachusetts Clean Water Trust (The) Revenue Bonds
(~)(Ê) 5,000 3.900
08/01/23
5,322
Massachusetts Development Finance Agency Revenue Bonds
975 5.000
10/01/23
1,038
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 315 4.000
11/15/23
322
Massachusetts Development Finance Agency Revenue Bonds
1,000 5.000
07/01/28
1,257
Massachusetts Development Finance Agency Revenue Bonds
(Þ) 300 5.000
11/15/28
339
Massachusetts Development Finance Agency Revenue Bonds
1,675 5.000
07/01/31
1,953
Massachusetts Development Finance Agency Revenue Bonds
175 5.000
07/01/38
212
Massachusetts Development Finance Agency Revenue Bonds
400 5.000
07/01/39
484
Massachusetts Development Finance Agency Revenue Bonds
475 4.000
07/01/42
539
Massachusetts Housing Finance Agency Revenue Bonds
1,460 4.000
12/01/48
1,571
41,491
Michigan - 3.4%
Allendale Public School District General Obligation Unlimited
2,600 5.000
05/01/22
2,662
Allendale Public School District General Obligation Unlimited
2,725 5.000
05/01/23
2,913
Benzie County Central Schools Revenue Bonds
(µ) 225 4.000
05/01/25
251

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 629
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Brighton Area School District General Obligation Unlimited
1,525 5.000
05/01/26
1,633
Calhoun County Hospital Finance Authority Revenue Bonds
750 5.000
02/15/28
879
City of Detroit General Obligation Unlimited
880 5.000
04/01/22
894
City of Detroit General Obligation Unlimited
880 5.000
04/01/23
929
City of Detroit General Obligation Unlimited
235 5.000
04/01/24
256
City of Detroit General Obligation Unlimited
35 5.000
04/01/25
39
City of Detroit General Obligation Unlimited
40 5.000
04/01/26
46
City of Detroit General Obligation Unlimited
80 5.000
04/01/27
94
City of Detroit General Obligation Unlimited
85 5.000
04/01/28
101
City of Detroit General Obligation Unlimited
60 5.000
04/01/29
73
City of Detroit General Obligation Unlimited
210 5.000
04/01/30
258
City of Detroit General Obligation Unlimited
85 5.000
04/01/32
105
City of Detroit General Obligation Unlimited
470 5.500
04/01/33
589
City of Detroit General Obligation Unlimited
115 5.000
04/01/34
141
City of Detroit General Obligation Unlimited
330 5.500
04/01/34
413
City of Detroit General Obligation Unlimited
350 5.500
04/01/35
437
City of Detroit General Obligation Unlimited
200 5.000
04/01/36
244
City of Detroit General Obligation Unlimited
300 5.000
04/01/37
365
City of Detroit General Obligation Unlimited
150 5.000
04/01/38
182
City of Detroit Sewage Disposal System Revenue Bonds
(USD 3 Month LIBOR +
0.600%)(µ)(Ê) 2,325 0.735
07/01/32
2,328
City of Detroit Sewage Disposal System Revenue Bonds
(æ) 3,500 5.000
07/01/32
3,613
City of Greenville Revenue Bonds
(µ) 265 4.000
06/01/27
305
City of Saginaw Water Supply System Revenue Bonds
(µ) 355 4.000
07/01/34
431
City of Saginaw Water Supply System Revenue Bonds
(µ) 185 4.000
07/01/35
224
City of Saginaw Water Supply System Revenue Bonds
(µ) 190 4.000
07/01/36
229
City of Taylor General Obligation Limited
(µ) 485 4.000
03/01/30
585
City of Taylor General Obligation Limited
(µ) 375 4.000
03/01/31
457
City of Taylor General Obligation Limited
(µ) 570 4.000
03/01/34
682
County of Jackson Revenue Bonds
(µ) 400 4.000
05/01/34
469
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 700 5.000
07/01/30
776
Detroit Downtown Development Authority Tax Allocation Revenue Bonds
(µ) 1,785 5.000
07/01/31
1,979
Downriver Utility Wastewater Authority Revenue Bonds
(µ) 895 5.000
04/01/28
1,095
Eastern Michigan University Revenue Bonds
(µ) 740 5.000
03/01/30
881
Eastern Michigan University Revenue Bonds
(µ) 2,000 5.000
03/01/31
2,371
Eastern Michigan University Revenue Bonds
(µ) 1,000 5.000
03/01/33
1,181
Grand Rapids Public Schools General Obligation Unlimited
(µ) 2,430 5.000
05/01/34
2,844
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000
11/01/34
1,244
Grand Rapids Public Schools General Obligation Unlimited
(µ) 1,000 5.000
05/01/35
1,168
Grand Traverse County Hospital Finance Authority Revenue Bonds
150 5.000
07/01/25
174
Grand Traverse County Hospital Finance Authority Revenue Bonds
365 5.000
07/01/26
436
Grand Traverse County Hospital Finance Authority Revenue Bonds
130 5.000
07/01/27
159
Grand Traverse County Hospital Finance Authority Revenue Bonds
100 5.000
07/01/28
125
Grand Traverse County Hospital Finance Authority Revenue Bonds
325 5.000
07/01/29
405
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
1,000 5.000
07/01/26
1,194
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
6,975 5.000
07/01/29
8,908
Great Lakes Water Authority Water Supply System Revenue Bonds
110 5.000
07/01/27
132
Great Lakes Water Authority Water Supply System Revenue Bonds
(µ) 1,000 4.000
07/01/33
1,123
Hudsonville Public Schools General Obligation Unlimited
1,185 4.000
05/01/36
1,411

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
630 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hudsonville Public Schools General Obligation Unlimited
1,565 4.000
05/01/38
1,854
Hudsonville Public Schools General Obligation Unlimited
1,060 4.000
05/01/39
1,253
Imlay City Community Schools General Obligation Unlimited
500 4.000
05/01/37
594
Kalamazoo Hospital Finance Authority Revenue Bonds
(æ) 10 4.000
05/15/26
11
Kalamazoo Hospital Finance Authority Revenue Bonds
1,490 4.000
05/15/31
1,650
Karegnondi Water Authority Revenue Bonds
855 5.000
11/01/34
1,038
Karegnondi Water Authority Revenue Bonds
1,000 5.000
11/01/35
1,214
Karegnondi Water Authority Revenue Bonds
1,400 5.000
11/01/37
1,695
Leland Public Schools General Obligation Unlimited
(µ) 1,180 4.000
05/01/43
1,334
Michigan Finance Authority Revenue Bonds
730 5.000
12/01/21
732
Michigan Finance Authority Revenue Bonds
630 5.000
02/01/22
635
Michigan Finance Authority Revenue Bonds
770 5.000
12/01/22
798
Michigan Finance Authority Revenue Bonds
655 5.000
12/01/23
700
Michigan Finance Authority Revenue Bonds
2,000 5.000
04/01/25
2,296
Michigan Finance Authority Revenue Bonds
2,500 5.250
02/01/27
2,768
Michigan Finance Authority Revenue Bonds
1,000 5.000
11/01/27
1,047
Michigan Finance Authority Revenue Bonds
4,655 5.000
07/01/28
5,030
Michigan Finance Authority Revenue Bonds
1,660 5.000
12/01/28
2,057
Michigan Finance Authority Revenue Bonds
1,410 5.000
07/01/29
1,519
Michigan Finance Authority Revenue Bonds
3,000 5.000
11/15/29
3,438
Michigan Finance Authority Revenue Bonds
565 1.250
06/01/30
567
Michigan Finance Authority Revenue Bonds
1,000 5.000
07/01/30
1,117
Michigan Finance Authority Revenue Bonds
1,500 5.000
11/15/32
1,788
Michigan Finance Authority Revenue Bonds
1,000 4.000
06/01/34
1,182
Michigan Finance Authority Revenue Bonds
1,500 5.000
02/15/35
1,890
Michigan Finance Authority Revenue Bonds
500 5.000
07/01/35
574
Michigan Finance Authority Revenue Bonds
1,500 4.000
11/15/36
1,676
Michigan Finance Authority Revenue Bonds
585 5.000
12/01/36
614
Michigan Finance Authority Revenue Bonds
(æ) 830 5.000
12/01/39
833
Michigan Finance Authority Revenue Bonds
3,000 5.000
12/01/41
3,732
Michigan Finance Authority Revenue Bonds
1,500 5.000
06/01/49
1,752
Michigan Mathematics & Science Initiative Revenue Bonds
500 4.000
01/01/31
560
Michigan State Housing Development Authority Revenue Bonds
3,900 4.250
06/01/49
4,256
Michigan State Housing Development Authority Revenue Bonds
5,945 4.250
12/01/49
6,529
Novi Community School District General Obligation Unlimited
1,250 5.000
05/01/33
1,615
Novi Community School District General Obligation Unlimited
1,365 5.000
05/01/37
1,745
Novi Community School District General Obligation Unlimited
1,425 5.000
05/01/39
1,816
Saginaw City School District General Obligation Unlimited
1,000 4.000
05/01/28
1,184
Saginaw City School District General Obligation Unlimited
1,000 4.000
05/01/31
1,234
Summit Academy North Revenue Bonds
545 2.250
11/01/26
535
Summit Academy North Revenue Bonds
780 4.000
11/01/31
854
University of Michigan Revenue Bonds
(SIFMA Municipal Swap Index + 0.270%)(æ)
(Ê) 2,050 0.410
04/01/33
2,050
Van Buren Public Schools General Obligation Unlimited
(µ) 1,085 4.000
11/01/36
1,270
Van Buren Public Schools General Obligation Unlimited
(µ) 1,925 4.000
11/01/37
2,247
Van Buren Public Schools General Obligation Unlimited
(µ) 2,000 4.000
11/01/38
2,332
Wayne County Airport Authority Revenue Bonds
635 5.000
12/01/29
722
Wayne County Airport Authority Revenue Bonds
300 5.000
12/01/37
391
Wayne County Airport Authority Revenue Bonds
2,000 5.000
12/01/38
2,601

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 631
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wayne County Airport Authority Revenue Bonds
5,995 5.000
12/01/39
7,121
Wayne County Airport Authority Revenue Bonds
1,505 5.000
12/01/40
1,944
Wayne County Airport Authority Revenue Bonds
1,125 5.000
12/01/41
1,448
Wayne County Airport Authority Revenue Bonds
1,330 5.000
12/01/46
1,687
141,962
Minnesota - 0.4%
City of Crookston Revenue Bonds
2,410 5.000
05/01/34
2,548
City of Independence Revenue Bonds
175 4.000
07/01/31
199
City of Minneapolis/St. Paul Housing & Redevelopment Authority Revenue Bonds
2,465 5.000
11/15/28
3,068
City of St. Cloud Revenue Bonds
650 5.000
05/01/48
788
City of St. Cloud Revenue Bonds
250 4.000
05/01/49
282
City of Woodbury Revenue Bonds
60 3.000
12/01/30
63
Duluth Economic Development Authority Revenue Bonds
475 5.000
06/15/32
595
Duluth Economic Development Authority Revenue Bonds
580 5.000
06/15/33
722
Duluth Economic Development Authority Revenue Bonds
500 4.000
06/15/34
569
Duluth Independent School District No. 709 Certificate of Participation
320 5.000
02/01/22
323
Duluth Independent School District No. 709 Certificate of Participation
395 5.000
02/01/26
460
Minnesota Higher Education Facilities Authority Revenue Bonds
25 4.000
12/01/26
28
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000
12/01/27
34
Minnesota Higher Education Facilities Authority Revenue Bonds
35 4.000
12/01/28
41
Minnesota Higher Education Facilities Authority Revenue Bonds
1,015 5.000
10/01/29
1,225
Minnesota Higher Education Facilities Authority Revenue Bonds
20 4.000
12/01/29
23
Minnesota Higher Education Facilities Authority Revenue Bonds
40 4.000
12/01/30
46
Minnesota Higher Education Facilities Authority Revenue Bonds
585 5.000
10/01/31
702
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000
12/01/31
35
Port Authority of the City of St. Paul Revenue Bonds
400 4.000
10/01/28
458
Port Authority of the City of St. Paul Revenue Bonds
250 3.000
10/01/34
262
Port Authority of the City of St. Paul Revenue Bonds
500 4.000
10/01/41
550
State of Minnesota General Obligation Unlimited
3,520 5.000
08/01/26
4,234
17,255
Mississippi - 1.3%
City of Jackson Special Assessment
705 5.000
03/01/27
857
City of Jackson Special Assessment
570 5.000
03/01/28
710
City of Jackson Special Assessment
615 5.000
03/01/29
780
City of Jackson Special Assessment
390 5.000
03/01/30
503
Mississippi Business Finance Corp. Revenue Bonds
430 2.500
04/01/22
432
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 1,100 0.110
12/01/30
1,100
Mississippi Business Finance Corp. Revenue Bonds
(~) (Ê) 24,525 0.130
12/01/30
24,525
Mississippi Business Finance Corp. Revenue Bonds
(~)(Ê) 11,700 0.130
11/01/35
11,700
Mississippi Business Finance Corp. Revenue Bonds
(~)(æ)(Ê) 1,030 2.750
12/01/40
1,032
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000
10/01/26
113
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000
10/01/27
114
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000
04/01/28
1,112
Mississippi Development Bank Revenue Bonds
(Þ) 100 5.000
10/01/28
115
Mississippi Development Bank Revenue Bonds
(Þ) 125 5.000
10/01/29
145
Mississippi Development Bank Revenue Bonds
(Þ) 175 5.000
10/01/30
205
Mississippi Development Bank Revenue Bonds
200 5.000
04/01/32
250
Mississippi Development Bank Revenue Bonds
(µ) 1,000 5.000
03/01/34
1,164
Mississippi Development Bank Revenue Bonds
(µ) 700 4.000
04/01/38
810

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
632 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Mississippi Development Bank Revenue Bonds
4,175 5.000
03/01/43
5,088
Mississippi Home Corp. Revenue Bonds
740 4.000
12/01/44
804
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds
2,000 5.000
09/01/36
2,337
Warren County Revenue Bonds
(~)(æ)(Ê) 500 1.375
05/01/34
512
54,408
Missouri - 0.7%
Cape Girardeau County Industrial Development Authority Revenue Bonds
1,000 5.000
03/01/30
1,171
Cape Girardeau County Industrial Development Authority Revenue Bonds
150 4.000
03/01/41
168
City of Poplar Bluff Certificate of Participation
125 2.500
10/01/41
119
City of Poplar Bluff Certificate of Participation
150 2.625
10/01/46
142
City of Springfield Board of Public Utilities Revenue Bonds
2,275 3.250
08/01/27
2,461
County of Boone Missouri Revenue Bonds
2,760 5.000
08/01/30
3,157
County of Boone Missouri Revenue Bonds
1,700 4.000
08/01/33
1,838
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
525 5.000
02/15/33
684
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
250 4.000
10/01/35
287
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
50 4.000
08/01/36
58
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
990 4.000
02/15/39
1,165
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
50 4.000
08/01/41
58
Kansas City Revenue Bonds
1,185 5.000
09/01/26
1,189
Kansas City Revenue Bonds
1,000 5.000
09/01/28
1,004
Kansas City Revenue Bonds
1,000 5.000
09/01/29
1,004
Maryland Heights Industrial Development Authority Revenue Bonds
930 4.375
03/15/30
886
Metropolitan St. Louis Sewer District Revenue Bonds
200 5.000
05/01/30
262
Metropolitan St. Louis Sewer District Revenue Bonds
225 5.000
05/01/31
301
Metropolitan St. Louis Sewer District Revenue Bonds
235 5.000
05/01/32
313
Missouri Southern State University Revenue Bonds
125 3.000
10/01/26
126
Missouri Southern State University Revenue Bonds
125 4.000
10/01/31
131
Missouri State Health & Educational Facilities Authority Revenue Bonds
(~)(Ê) 1,800 1.200
02/15/33
1,800
Missouri State Health & Educational Facilities Authority Revenue Bonds
100 4.000
02/15/37
115
Missouri State Health & Educational Facilities Authority Revenue Bonds
125 4.000
02/15/38
143
Missouri State Health & Educational Facilities Authority Revenue Bonds
1,305 4.000
11/15/38
1,523
Missouri State Health & Educational Facilities Authority Revenue Bonds
115 4.000
02/15/39
132
Missouri State Health & Educational Facilities Authority Revenue Bonds
3,495 4.000
11/15/39
4,070
Missouri State Health & Educational Facilities Authority Revenue Bonds
350 4.000
02/15/44
397
Plaza at Noah's Ark Community Improvement District Revenue Bonds
25 3.000
05/01/22
25
Plaza at Noah's Ark Community Improvement District Revenue Bonds
50 3.000
05/01/24
51
Plaza at Noah's Ark Community Improvement District Revenue Bonds
25 3.000
05/01/26
26
St. Louis Municipal Finance Corp. Revenue Bonds
(µ) 1,000 5.000
10/01/40
1,247
St. Louis Municipal Finance Corp. Revenue Bonds
(µ) 700 5.000
10/01/45
860
St. Louis Municipal Library District Certificate of Participation
(µ) 300 4.000
03/15/33
348
St. Louis Municipal Library District Certificate of Participation
(µ) 255 4.000
03/15/35
294
27,555
Montana - 0.2%
City of Bozeman Tax Allocation
(µ) 500 4.000
07/01/35
585
City of Bozeman Tax Allocation
(µ) 425 4.000
07/01/40
492
Montana Finance Authority Health Facilities Revenue Bonds
640 5.000
07/01/28
771
Montana Finance Authority Health Facilities Revenue Bonds
410 5.000
06/01/33
500
Montana Finance Authority Health Facilities Revenue Bonds
1,000 5.000
06/01/34
1,217

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 633
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,335 5.000
07/01/26
1,588
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,460 5.000
07/01/27
1,780
6,933
Nebraska - 0.3%
Central Plains Energy Project Revenue Bonds
2,500 5.000
09/01/26
2,965
Central Plains Energy Project Revenue Bonds
2,000 5.000
09/01/30
2,526
Central Plains Energy Project Revenue Bonds
1,565 5.000
09/01/32
1,625
Central Plains Energy Project Revenue Bonds
(~)(æ)(Ê) 1,900 4.000
12/01/49
2,128
Douglas County Hospital Authority No. 2 Revenue Bonds
(SIFMA Municipal Swap
Index + 0.500%)(æ)(Ê)(Þ) 275 0.550
08/01/23
275
Nebraska Public Power District Revenue Bonds
380 5.000
01/01/29
383
9,902
Nevada - 1.0%
City of Las Vegas Special Improvement District No. 816 Special Assessment
160 2.000
06/01/22
161
City of Las Vegas Special Improvement District No. 816 Special Assessment
100 2.750
06/01/33
100
City of Las Vegas Special Improvement District No. 816 Special Assessment
515 2.750
06/01/36
506
City of North Las Vegas General Obligation Limited
(µ) 605 5.000
06/01/27
736
City of North Las Vegas General Obligation Limited
(µ) 630 5.000
06/01/28
782
City of North Las Vegas General Obligation Limited
(µ) 665 4.000
06/01/29
795
City of North Las Vegas General Obligation Limited
(µ) 690 4.000
06/01/30
835
City of North Las Vegas General Obligation Limited
(µ) 2,430 5.000
06/01/30
3,077
City of Reno General Obligation Limited
1,000 5.000
06/01/22
1,027
City of Sparks Tourism Improvement District 1 Revenue Bonds
(Þ) 1,390 2.500
06/15/24
1,408
City of Sparks Tourism Improvement District 1 Revenue Bonds
(Þ) 895 2.750
06/15/28
919
Clark County General Obligation Unlimited
2,555 5.000
06/01/33
3,142
Clark County School District General Obligation Limited
(µ) 120 5.000
06/15/27
147
Clark County School District General Obligation Limited
(µ) 120 5.000
06/15/28
150
Clark County School District General Obligation Limited
(µ) 120 5.000
06/15/29
153
Clark County School District General Obligation Limited
(µ) 1,360 5.000
06/15/30
1,733
Clark County School District General Obligation Limited
(µ) 5,360 5.000
06/15/31
6,802
Clark County School District General Obligation Limited
(µ) 105 5.000
06/15/32
135
Clark County School District General Obligation Limited
(µ) 100 5.000
06/15/33
128
Clark County School District General Obligation Limited
(µ) 115 5.000
06/15/34
147
Clark County School District General Obligation Limited
(µ) 2,500 4.000
06/15/35
2,938
Clark County School District General Obligation Limited
(µ) 120 5.000
06/15/35
153
County of Clark General Obligation Limited
2,000 5.000
05/01/48
2,393
Las Vegas Convention & Visitors Authority Revenue Bonds
275 5.000
07/01/26
327
Las Vegas Convention & Visitors Authority Revenue Bonds
145 5.000
07/01/27
176
Las Vegas Convention & Visitors Authority Revenue Bonds
1,300 5.000
07/01/31
1,548
Las Vegas Convention & Visitors Authority Revenue Bonds
95 5.000
07/01/35
115
Las Vegas Convention & Visitors Authority Revenue Bonds
1,450 5.000
07/01/37
1,752
Las Vegas Convention & Visitors Authority Revenue Bonds
6,115 5.000
07/01/43
7,311
Las Vegas Valley Water District General Obligation Limited
1,040 4.000
03/01/33
1,248
Nevada Department of Business & Industry Revenue Bonds
(Þ) 85 3.125
07/15/22
86
Nevada Department of Business & Industry Revenue Bonds
(Þ) 340 5.000
07/15/27
378
Nevada Department of Business & Industry Revenue Bonds
(Þ) 640 4.500
12/15/29
701
Tahoe-Douglas Visitors Authority Revenue Bonds
200 5.000
07/01/40
231

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
634 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Truckee Meadows Water Authority Revenue Bonds
1,600 5.000
07/01/37
1,882
44,122
New Hampshire - 0.5%
New Hampshire Business Finance Authority Revenue Bonds
(~)(æ)(Ê) 840 2.800
10/01/33
871
New Hampshire Business Finance Authority Revenue Bonds
775 4.000
01/01/41
839
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
2,225 5.000
06/01/28
2,796
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,730 5.000
08/01/32
2,140
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
765 5.000
08/01/33
945
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,500 5.000
01/01/34
1,650
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
810 5.000
08/01/34
999
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
845 5.000
08/01/35
1,040
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,825 5.000
01/01/36
2,007
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
895 5.000
08/01/36
1,100
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,615 5.000
01/01/37
1,776
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
935 5.000
08/01/37
1,147
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
985 5.000
08/01/38
1,206
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,035 5.000
08/01/39
1,264
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,090 5.000
08/01/40
1,329
21,109
New Jersey - 4.7%
Atlantic City General Obligation Unlimited
(µ) 500 5.000
03/01/25
569
Atlantic City General Obligation Unlimited
(µ) 450 5.000
03/01/26
528
Atlantic City General Obligation Unlimited
(µ) 750 5.000
03/01/32
893
Atlantic County Improvement Authority Revenue Bonds
(µ) 500 4.000
07/01/39
592
Buena Regional School District General Obligation Unlimited
(µ) 320 4.000
08/01/33
360
Buena Regional School District General Obligation Unlimited
(µ) 340 4.000
08/01/34
383
Buena Regional School District General Obligation Unlimited
(µ) 360 4.000
08/01/35
406
Buena Regional School District General Obligation Unlimited
(µ) 385 4.000
08/01/36
434
Camden County Improvement Authority Revenue Bonds
2,000 5.000
02/15/28
2,183
City of Bayonne General Obligation Unlimited
(µ) 1,500 5.000
07/01/33
1,799
City of Bayonne General Obligation Unlimited
(µ) 1,865 5.000
07/01/34
2,237
City of Clifton New Jersey General Obligation Unlimited
(µ) 1,420 4.000
08/15/27
1,648
City of Newark General Obligation Unlimited
(µ) 1,450 5.000
10/01/27
1,756
City of Trenton General Obligation Unlimited
(µ) 1,510 5.000
07/15/23
1,628
Clifton Board Of Education Unlimited
(µ) 1,000 2.125
08/15/44
922
County of Cape May General Obligation Unlimited
2,235 4.000
10/01/26
2,586
County of Monmouth General Obligation Unlimited
725 5.000
01/15/25
828
County of Monmouth General Obligation Unlimited
710 5.000
01/15/26
838
County of Monmouth General Obligation Unlimited
330 5.000
01/15/27
401
County of Morris General Obligation Unlimited
4,615 2.000
02/01/27
4,868
Essex County Improvement Authority Revenue Bonds
75 4.000
06/15/38
85
Essex County Improvement Authority Revenue Bonds
(µ) 305 4.000
08/01/38
362
Essex County Improvement Authority Revenue Bonds
(µ) 320 4.000
08/01/39
379
Essex County Improvement Authority Revenue Bonds
(µ) 330 4.000
08/01/40
390
Essex County Improvement Authority Revenue Bonds
(µ) 345 4.000
08/01/41
407
Garden State Preservation Trust Revenue Bonds
(µ) 460 5.750
11/01/28
561
Jersey City General Obligation Unlimited
450 5.000
11/01/31
548
New Jersey Building Authority Revenue Bonds
(µ) 580 5.000
06/15/28
687
New Jersey Economic Development Authority Revenue Bonds
2,000 4.000
07/01/22
2,049

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 635
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds
2,045 5.000
06/15/23
2,100
New Jersey Economic Development Authority Revenue Bonds
(µ) 700 5.500
09/01/24
798
New Jersey Economic Development Authority Revenue Bonds
(µ) 515 5.250
07/01/26
619
New Jersey Economic Development Authority Revenue Bonds
795 5.000
07/01/27
896
New Jersey Economic Development Authority Revenue Bonds
(~)(Ê) 2,715 5.250
04/01/28
3,386
New Jersey Economic Development Authority Revenue Bonds
(µ) 2,005 5.000
07/01/28
2,439
New Jersey Economic Development Authority Revenue Bonds
1,720 5.000
06/15/29
1,908
New Jersey Economic Development Authority Revenue Bonds
350 3.000
06/01/32
376
New Jersey Economic Development Authority Revenue Bonds
665 5.000
06/01/32
807
New Jersey Economic Development Authority Revenue Bonds
875 5.000
07/01/33
1,031
New Jersey Economic Development Authority Revenue Bonds
4,975 5.000
06/15/36
5,953
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000
06/15/37
1,194
New Jersey Economic Development Authority Revenue Bonds
1,000 4.000
11/01/38
1,136
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 450 5.000
07/01/32
529
New Jersey Educational Facilities Authority Revenue Bonds
(µ) 3,085 5.000
07/01/33
3,726
New Jersey General Obligation Unlimited
2,000 5.000
06/01/28
2,472
New Jersey General Obligation Unlimited
1,200 5.000
06/01/29
1,511
New Jersey General Obligation Unlimited
6,725 4.000
06/01/30
8,081
New Jersey General Obligation Unlimited
5,425 4.000
06/01/31
6,589
New Jersey General Obligation Unlimited
7,500 5.000
06/01/40
9,046
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(µ) 1,000 5.000
07/01/27
1,153
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,175 5.000
07/01/28
1,417
New Jersey Health Care Facilities Financing Authority Revenue Bonds
2,305 5.000
07/01/29
2,796
New Jersey Health Care Facilities Financing Authority Revenue Bonds
625 5.000
07/01/30
776
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000
07/01/31
1,188
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 4.000
07/01/35
1,168
New Jersey Health Care Facilities Financing Authority Revenue Bonds
175 5.000
07/01/41
201
New Jersey Health Care Facilities Financing Authority Revenue Bonds
(~)(æ)(Ê) 1,610 5.000
07/01/43
1,803
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
1,830 2.850
11/01/25
1,972
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
3,440 4.750
10/01/50
3,849
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 145 5.250
12/15/21
146
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,825 2.493
12/15/26
1,697
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,335 5.000
06/15/29
2,740
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,125 2.871
12/15/29
963
New Jersey Transportation Trust Fund Authority Revenue Bonds
735 5.000
06/15/30
860
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,585 5.000
06/15/31
6,517
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 1,840 2.851
12/15/31
1,498
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.000
12/15/31
920
New Jersey Transportation Trust Fund Authority Revenue Bonds
950 5.000
12/15/33
1,162
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,225 5.000
12/15/34
2,715
New Jersey Transportation Trust Fund Authority Revenue Bonds
(µ) 5,000 3.060
12/15/35
3,628
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 5.000
12/15/35
963
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,030 5.591
12/15/35
3,574
New Jersey Transportation Trust Fund Authority Revenue Bonds
14,860 3.291
12/15/36
10,217
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,000 5.000
12/15/36
1,216
New Jersey Transportation Trust Fund Authority Revenue Bonds
23,510 4.649
12/15/37
15,603
New Jersey Transportation Trust Fund Authority Revenue Bonds
685 4.250
12/15/38
782
New Jersey Turnpike Authority Revenue Bonds
2,050 5.000
01/01/22
2,066

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
636 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Turnpike Authority Revenue Bonds
900 5.000
01/01/23
950
New Jersey Turnpike Authority Revenue Bonds
3,155 5.000
01/01/24
3,331
New Jersey Turnpike Authority Revenue Bonds
(æ) 2,330 5.000
01/01/27
2,405
New Jersey Turnpike Authority Revenue Bonds
3,375 5.000
01/01/32
3,991
New Jersey Turnpike Authority Revenue Bonds
2,000 5.000
01/01/33
2,398
New Jersey Turnpike Authority Revenue Bonds
6,000 4.000
01/01/42
6,969
Newark Board of Education General Obligation Unlimited
420 5.000
07/15/24
471
Newark Board of Education General Obligation Unlimited
(µ) 1,425 5.000
07/15/32
1,868
Newark Board of Education General Obligation Unlimited
(µ) 1,000 4.000
07/15/35
1,198
Passaic Valley Sewerage Commission Revenue Bonds
(µ) 1,500 3.000
12/01/32
1,648
Perth Amboy General Obligation Unlimited
(µ) 1,000 4.000
07/01/35
1,167
Salem County Improvement Authority Revenue Bonds
(µ) 550 4.000
08/15/37
641
South Jersey Transportation Authority Revenue Bonds
(µ) 200 5.000
11/01/28
251
South Jersey Transportation Authority Revenue Bonds
(µ) 2,000 5.000
11/01/29
2,555
South Jersey Transportation Authority Revenue Bonds
(µ) 1,000 5.000
11/01/30
1,269
South Jersey Transportation Authority Revenue Bonds
4,000 4.000
11/01/40
4,554
South Jersey Transportation Authority Revenue Bonds
(µ) 1,250 5.000
11/01/41
1,564
Tobacco Settlement Financing Corp. Revenue Bonds
1,570 3.200
06/01/27
1,592
Tobacco Settlement Financing Corp. Revenue Bonds
1,495 5.000
06/01/27
1,803
200,139
New Mexico - 0.1%
New Mexico Mortgage Finance Authority Revenue Bonds
800 2.250
07/01/23
800
New Mexico Mortgage Finance Authority Revenue Bonds
2,130 4.250
07/01/49
2,345
3,145
New York - 10.0%
Albany Capital Resource Corp. Revenue Bonds
1,255 4.000
06/01/29
1,402
Brooklyn Arena Local Development Corp. Revenue Bonds
525 1.625
11/01/25
538
Buffalo Sewer Authority Revenue Bonds
(µ) 170 5.000
06/15/31
211
Buffalo Sewer Authority Revenue Bonds
(µ) 170 5.000
06/15/33
210
Buffalo Sewer Authority Revenue Bonds
(µ) 240 4.000
06/15/35
279
Build NYC Resource Corp. Revenue Bonds
500 5.000
08/01/29
601
Build NYC Resource Corp. Revenue Bonds
100 4.000
06/15/30
114
Build NYC Resource Corp. Revenue Bonds
700 5.000
08/01/30
837
Build NYC Resource Corp. Revenue Bonds
100 4.000
06/15/31
113
Build NYC Resource Corp. Revenue Bonds
600 5.000
08/01/32
714
Build NYC Resource Corp. Revenue Bonds
500 5.000
08/01/33
594
City of Buffalo General Obligation Limited
(µ) 5,045 5.000
04/01/32
6,883
City of New York General Obligation Unlimited
2,445 5.000
08/01/22
2,533
City of New York General Obligation Unlimited
6,420 5.000
08/01/23
6,953
City of New York General Obligation Unlimited
5,000 5.000
08/01/37
5,922
City of Syracuse General Obligation Limited
(µ) 750 4.000
05/15/32
864
City of Syracuse General Obligation Limited
(µ) 785 4.000
05/15/33
902
City of Yonkers General Obligation Limited
(µ) 1,200 5.000
05/01/31
1,520
City of Yonkers General Obligation Limited
(µ) 2,250 5.000
05/01/32
2,849
City of Yonkers General Obligation Limited
(µ) 3,895 5.000
05/01/33
4,915
City of Yonkers General Obligation Limited
(µ) 1,990 4.000
05/01/35
2,308
City of Yonkers General Obligation Limited
(µ) 2,180 4.000
05/01/37
2,506
County of Nassau General Obligation Limited
(µ) 3,190 5.000
04/01/35
4,049
Hempstead Town Local Development Corp. Revenue Bonds
1,000 5.000
07/01/22
1,033

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 637
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Hempstead Town Local Development Corp. Revenue Bonds
1,565 5.000
07/01/24
1,759
Hempstead Town Local Development Corp. Revenue Bonds
715 4.000
07/01/40
855
Hempstead Union Free School District General Obligation Unlimited
1,875 1.000
07/13/22
1,883
Hudson Yards Infrastructure Corp. Revenue Bonds
7,495 5.000
02/15/35
8,921
Hudson Yards Infrastructure Corp. Revenue Bonds
4,740 5.000
02/15/37
5,620
Hudson Yards Infrastructure Corp. Revenue Bonds
5,260 5.000
02/15/38
6,231
Hudson Yards Infrastructure Corp. Revenue Bonds
1,000 5.000
02/15/42
1,176
Hudson Yards Infrastructure Corp. Revenue Bonds
300 4.000
02/15/44
336
Hudson Yards Infrastructure Corp. Revenue Bonds
(µ) 14,000 4.000
02/15/47
15,653
Long Island Power Authority Revenue Bonds
1,000 5.000
09/01/32
1,221
Long Island Power Authority Revenue Bonds
(USD 1 Month LIBOR + 0.750%)(æ)(Ê) 2,700 0.827
05/01/33
2,708
Long Island Power Authority Revenue Bonds
750 5.000
09/01/33
912
Long Island Power Authority Revenue Bonds
1,000 5.000
09/01/34
1,220
Long Island Power Authority Revenue Bonds
1,250 5.000
09/01/35
1,526
Long Island Power Authority Revenue Bonds
1,825 5.000
09/01/37
2,213
Long Island Power Authority Revenue Bonds
(~)(æ)(Ê) 2,000 1.650
09/01/49
2,053
Madrid-Waddington Central School District General Obligation Limited Notes
1,250 1.500
06/24/22
1,260
Metropolitan Transportation Authority Revenue Bonds
1,175 5.000
11/15/21
1,177
Metropolitan Transportation Authority Revenue Bonds
2,590 4.000
02/01/22
2,613
Metropolitan Transportation Authority Revenue Bonds
1,400 5.000
09/01/22
1,454
Metropolitan Transportation Authority Revenue Bonds
350 5.000
11/15/22
367
Metropolitan Transportation Authority Revenue Bonds
1,475 5.000
02/01/23
1,560
Metropolitan Transportation Authority Revenue Bonds
1,440 5.000
11/15/24
1,508
Metropolitan Transportation Authority Revenue Bonds
8,395 5.000
11/15/25
8,796
Metropolitan Transportation Authority Revenue Bonds
4,000 5.000
11/15/26
4,772
Metropolitan Transportation Authority Revenue Bonds
225 5.000
11/15/27
265
Metropolitan Transportation Authority Revenue Bonds
(æ) 5,710 5.000
11/15/28
6,644
Metropolitan Transportation Authority Revenue Bonds
550 5.250
11/15/28
641
Metropolitan Transportation Authority Revenue Bonds
550 5.000
11/15/29
681
Metropolitan Transportation Authority Revenue Bonds
225 5.000
11/15/30
286
Metropolitan Transportation Authority Revenue Bonds
100 5.250
11/15/31
118
Metropolitan Transportation Authority Revenue Bonds
730 4.000
11/15/32
825
Metropolitan Transportation Authority Revenue Bonds
1,150 5.000
11/15/33
1,311
Metropolitan Transportation Authority Revenue Bonds
4,500 5.000
11/15/38
4,755
Metropolitan Transportation Authority Revenue Bonds
(µ) 1,350 5.000
11/15/41
1,665
Metropolitan Transportation Authority Revenue Bonds
(µ) 600 4.000
11/15/42
695
Metropolitan Transportation Authority Revenue Bonds
8,930 5.000
11/15/42
9,373
Metropolitan Transportation Authority Revenue Bonds
(µ) 10,000 4.000
11/15/44
11,529
Metropolitan Transportation Authority Revenue Bonds
3,675 4.000
11/15/45
4,090
Metropolitan Transportation Authority Revenue Bonds
300 4.750
11/15/45
351
Metropolitan Transportation Authority Revenue Bonds
(~)(æ)(Ê) 2,500 5.000
11/15/45
3,157
Metropolitan Transportation Authority Revenue Bonds
(~)(Ê) 930 0.010
11/15/50
930
Metropolitan Transportation Authority Revenue Bonds
4,850 4.000
11/15/52
5,335
Monroe County Industrial Development Corp. Revenue Bonds
2,460 5.000
05/01/31
3,052
Monroe County Industrial Development Corp. Revenue Bonds
960 4.000
07/01/39
1,125
MTA Hudson Rail Yards Trust Obligations Revenue Bonds
2,500 5.000
11/15/56
2,672
Nassau County Interim Finance Authority Revenue Bonds
1,600 5.000
11/15/32
2,125
New York City Housing Development Corp. Revenue Bonds
(~)(æ)(Ê) 5,000 0.600
07/01/25
4,966

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
638 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Housing Development Corp. Revenue Bonds
1,560 3.500
02/15/48
1,607
New York City Industrial Development Agency Revenue Bonds
(µ) 150 5.000
01/01/29
189
New York City Industrial Development Agency Revenue Bonds
(µ) 380 5.000
01/01/30
488
New York City Industrial Development Agency Revenue Bonds
(µ) 225 5.000
01/01/31
294
New York City Industrial Development Agency Revenue Bonds
(µ) 120 4.000
01/01/32
145
New York City Industrial Development Agency Revenue Bonds
(µ) 300 3.000
03/01/36
321
New York City Industrial Development Agency Revenue Bonds
(µ) 3,435 2.500
03/01/37
3,481
New York City Industrial Development Agency Revenue Bonds
(µ) 460 3.000
01/01/39
488
New York City Industrial Development Agency Revenue Bonds
(µ) 335 3.000
03/01/40
354
New York City Industrial Development Agency Revenue Bonds
(µ) 650 4.000
03/01/45
734
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
415 5.000
11/01/29
485
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
3,000 5.000
05/01/36
3,758
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
1,000 5.000
08/01/39
1,111
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
2,250 4.000
11/01/40
2,634
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
475 4.000
05/01/45
546
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
(~)(Ê) 9,000 1.450
08/01/45
9,000
New York City Water & Sewer System Revenue Bonds
4,050 4.000
06/15/40
4,708
New York City Water & Sewer System Revenue Bonds
700 5.000
06/15/46
838
New York Convention Center Development Corp. Revenue Bonds
(µ) 2,925 Zero coupon
11/15/34
2,184
New York Liberty Development Corp. Revenue Bonds
14,190 2.750
11/15/41
14,102
New York Liberty Development Corp. Revenue Bonds
(Þ) 645 5.000
11/15/44
703
New York Liberty Development Corp. Revenue Bonds
3,000 2.450
09/15/69
3,104
New York State Dormitory Authority Revenue Bonds
755 5.000
05/15/23
774
New York State Dormitory Authority Revenue Bonds
(µ) 430 5.250
07/01/23
465
New York State Dormitory Authority Revenue Bonds
(æ) 6,725 5.000
12/15/23
7,085
New York State Dormitory Authority Revenue Bonds
(æ) 6,790 5.000
07/01/26
7,329
New York State Dormitory Authority Revenue Bonds
1,000 5.000
08/01/27
1,209
New York State Dormitory Authority Revenue Bonds
1,195 5.000
03/15/30
1,435
New York State Dormitory Authority Revenue Bonds
9,130 5.000
02/15/31
10,984
New York State Dormitory Authority Revenue Bonds
105 5.000
07/01/32
126
New York State Dormitory Authority Revenue Bonds
3,300 5.000
10/01/32
3,954
New York State Dormitory Authority Revenue Bonds
1,465 5.000
07/01/33
1,821
New York State Dormitory Authority Revenue Bonds
710 5.000
07/01/34
845
New York State Dormitory Authority Revenue Bonds
325 4.000
07/01/35
386
New York State Dormitory Authority Revenue Bonds
95 5.000
07/01/35
113
New York State Dormitory Authority Revenue Bonds
260 4.000
07/01/36
308
New York State Dormitory Authority Revenue Bonds
85 5.000
07/01/36
101
New York State Dormitory Authority Revenue Bonds
70 4.000
09/01/36
80
New York State Dormitory Authority Revenue Bonds
325 4.000
07/01/37
384
New York State Dormitory Authority Revenue Bonds
100 4.000
09/01/37
115
New York State Dormitory Authority Revenue Bonds
4,410 3.000
03/15/38
4,715
New York State Dormitory Authority Revenue Bonds
6,035 4.000
07/01/38
7,138
New York State Dormitory Authority Revenue Bonds
75 4.000
09/01/38
86
New York State Dormitory Authority Revenue Bonds
1,000 5.000
10/01/38
1,236
New York State Dormitory Authority Revenue Bonds
85 4.000
09/01/39
97
New York State Dormitory Authority Revenue Bonds
15,000 4.000
03/15/40
17,584
New York State Dormitory Authority Revenue Bonds
105 4.000
07/01/40
113
New York State Dormitory Authority Revenue Bonds
100 4.000
09/01/40
114

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 639
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds
600 4.000
03/15/41
701
New York State Dormitory Authority Revenue Bonds
110 5.000
07/01/41
127
New York State Dormitory Authority Revenue Bonds
1,075 4.000
03/15/42
1,252
New York State Dormitory Authority Revenue Bonds
425 4.000
03/15/44
494
New York State Dormitory Authority Revenue Bonds
435 4.000
07/01/45
464
New York State Thruway Authority Revenue Bonds
1,250 5.000
01/01/32
1,527
New York State Urban Development Corp. Revenue Bonds
5,000 5.000
03/15/28
6,247
New York State Urban Development Corp. Revenue Bonds
5,750 5.000
03/15/36
7,342
New York State Urban Development Corp. Revenue Bonds
4,950 4.000
03/15/37
5,843
New York State Urban Development Corp. Revenue Bonds
11,000 5.000
03/15/37
13,966
New York State Urban Development Corp. Revenue Bonds
2,500 5.000
03/15/38
3,167
New York Transportation Development Corp. Revenue Bonds
500 5.000
12/01/27
603
New York Transportation Development Corp. Revenue Bonds
130 5.000
12/01/28
159
New York Transportation Development Corp. Revenue Bonds
145 5.000
12/01/29
181
New York Transportation Development Corp. Revenue Bonds
115 5.000
12/01/30
146
New York Transportation Development Corp. Revenue Bonds
4,090 5.000
12/01/31
5,115
New York Transportation Development Corp. Revenue Bonds
165 5.000
12/01/32
207
New York Transportation Development Corp. Revenue Bonds
2,530 5.000
12/01/33
3,179
New York Transportation Development Corp. Revenue Bonds
255 5.000
12/01/34
319
New York Transportation Development Corp. Revenue Bonds
4,575 5.000
12/01/35
5,695
New York Transportation Development Corp. Revenue Bonds
380 5.000
12/01/36
473
New York Transportation Development Corp. Revenue Bonds
3,320 5.000
12/01/37
4,126
New York Transportation Development Corp. Revenue Bonds
620 5.000
12/01/38
769
Niagara Falls City School District General Obligation Unlimited
(µ) 1,000 5.000
06/15/28
1,248
Niagara Falls City School District General Obligation Unlimited
(µ) 1,735 4.000
06/15/30
2,032
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000
12/01/30
1,895
Oneida County Local Development Corp. Revenue Bonds
(µ) 1,500 5.000
12/01/31
1,888
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000
12/01/32
69
Oneida County Local Development Corp. Revenue Bonds
(µ) 70 4.000
12/01/33
81
Oneida County Local Development Corp. Revenue Bonds
(µ) 105 4.000
12/01/34
121
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 4.000
12/01/35
138
Oneida County Local Development Corp. Revenue Bonds
(µ) 75 4.000
12/01/36
86
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000
12/01/37
69
Oneida County Local Development Corp. Revenue Bonds
(µ) 60 4.000
12/01/38
69
Oneida County Local Development Corp. Revenue Bonds
(µ) 180 3.000
12/01/39
189
Oneida County Local Development Corp. Revenue Bonds
(µ) 120 3.000
12/01/40
126
Oneida County Local Development Corp. Revenue Bonds
(µ) 240 4.000
12/01/49
268
Onondaga County Trust for Cultural Resources Revenue Bonds
375 5.000
12/01/40
477
Port Authority of New York & New Jersey Revenue Bonds
5,000 5.000
07/15/34
6,427
Port Authority of New York & New Jersey Revenue Bonds
2,775 5.000
07/15/35
3,555
Port Authority of New York & New Jersey Revenue Bonds
1,000 4.000
07/15/36
1,186
Port Authority of New York & New Jersey Revenue Bonds
750 5.250
05/15/42
924
Port Authority of New York & New Jersey Revenue Bonds
175 5.000
11/15/42
213
Port Authority of New York & New Jersey Revenue Bonds
1,700 4.000
09/01/43
1,961
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 150 4.000
08/01/31
182
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 220 4.000
08/01/32
267
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000
08/01/33
242
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000
08/01/34
242

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
640 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 200 4.000
08/01/35
241
Schenectady Metroplex Development Authority Revenue Bonds
(µ) 405 4.000
08/01/36
486
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
2,620 4.250
10/01/47
2,865
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
250 4.000
06/01/50
279
Triborough Bridge & Tunnel Authority Revenue Bonds
1,000 5.000
11/15/28
1,048
Triborough Bridge & Tunnel Authority Revenue Bonds
5,000 5.000
11/15/33
6,052
Triborough Bridge & Tunnel Authority Revenue Bonds
(~)(æ)(Ê) 6,375 2.000
05/15/45
6,743
TSASC, Inc. Revenue Bonds
2,500 5.000
06/01/29
2,996
Utility Debt Securitization Authority Revenue Bonds
600 5.000
12/15/41
736
Webster Central School District General Obligation Unlimited
1,125 2.000
06/15/27
1,192
Westchester County Local Development Corp. Revenue Bonds
(Þ) 1,500 2.875
07/01/26
1,500
Westchester County Local Development Corp. Revenue Bonds
1,350 5.000
05/01/34
1,468
424,769
North Carolina - 1.1%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
(~)(æ)
(Ê) 1,300 5.000
12/01/28
1,652
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
(~)(æ)
(Ê) 1,000 5.000
12/01/31
1,334
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds
(~)(æ)(Ê) 325 1.375
05/01/34
333
County of Guilford General Obligation Unlimited
100 5.000
05/01/22
102
North Carolina Capital Facilities Finance Agency Revenue Bonds
(æ) 9,525 5.000
10/01/41
9,716
North Carolina Capital Facilities Finance Agency Revenue Bonds
(æ) 7,500 5.000
10/01/44
8,109
North Carolina Housing Finance Agency Revenue Bonds
2,860 4.250
07/01/47
3,120
North Carolina Medical Care Commission Revenue Bonds
130 4.000
03/01/24
137
North Carolina Medical Care Commission Revenue Bonds
250 4.000
01/01/25
263
North Carolina Medical Care Commission Revenue Bonds
155 4.000
03/01/25
167
North Carolina Medical Care Commission Revenue Bonds
240 4.000
01/01/26
255
North Carolina Medical Care Commission Revenue Bonds
145 5.000
03/01/26
164
North Carolina Medical Care Commission Revenue Bonds
565 5.000
01/01/27
634
North Carolina Medical Care Commission Revenue Bonds
170 5.000
03/01/27
196
North Carolina Medical Care Commission Revenue Bonds
790 5.000
01/01/28
900
North Carolina Medical Care Commission Revenue Bonds
200 5.000
03/01/28
235
North Carolina Medical Care Commission Revenue Bonds
560 5.000
01/01/29
639
North Carolina Medical Care Commission Revenue Bonds
160 4.000
03/01/29
179
North Carolina Medical Care Commission Revenue Bonds
655 5.000
01/01/30
743
North Carolina Medical Care Commission Revenue Bonds
165 4.000
03/01/30
185
North Carolina Medical Care Commission Revenue Bonds
700 5.000
10/01/30
812
North Carolina Medical Care Commission Revenue Bonds
625 5.000
01/01/31
707
North Carolina Medical Care Commission Revenue Bonds
170 4.000
03/01/31
189
North Carolina Medical Care Commission Revenue Bonds
2,105 5.000
11/01/31
2,448
North Carolina Medical Care Commission Revenue Bonds
185 4.000
09/01/34
214
North Carolina Medical Care Commission Revenue Bonds
100 4.000
03/01/36
110
North Carolina Medical Care Commission Revenue Bonds
500 5.000
01/01/38
551
North Carolina Medical Care Commission Revenue Bonds
225 4.000
09/01/41
254
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000
02/01/24
2,191
North Carolina Turnpike Authority Revenue Bonds
(µ) 1,310 5.000
01/01/28
1,568
State of North Carolina General Obligation Unlimited
5,020 5.000
06/01/27
6,181
44,288
North Dakota - 0.1%

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 641
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Grand Forks Healthcare System Revenue Bonds
675 4.000
12/01/37
779
City of Grand Forks Healthcare System Revenue Bonds
625 4.000
12/01/38
720
City of Grand Forks Healthcare System Revenue Bonds
(µ) 225 3.000
12/01/39
234
City of Grand Forks Healthcare System Revenue Bonds
1,025 4.000
12/01/40
1,174
City of Grand Forks Healthcare System Revenue Bonds
860 4.000
12/01/41
983
City of Horace General Obligation Unlimited
150 3.000
05/01/41
153
4,043
Ohio - 1.9%
Akron Bath Copley Joint Township Hospital District Revenue Bonds
875 4.000
11/15/36
1,011
Akron Bath Copley Joint Township Hospital District Revenue Bonds
700 4.000
11/15/37
807
Akron Bath Copley Joint Township Hospital District Revenue Bonds
450 4.000
11/15/38
520
American Municipal Power, Inc. Revenue Bonds
875 5.000
02/15/25
1,000
American Municipal Power, Inc. Revenue Bonds
140 5.000
02/15/26
165
American Municipal Power, Inc. Revenue Bonds
175 5.000
02/15/27
212
American Municipal Power, Inc. Revenue Bonds
215 5.000
02/15/28
265
American Municipal Power, Inc. Revenue Bonds
165 5.000
02/15/29
207
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
85 5.000
06/01/34
106
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,000 4.000
06/01/37
2,288
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,490 5.000
06/01/55
2,794
City of Columbus General Obligation Unlimited
4,685 4.000
04/01/33
5,347
City of Hamilton Electric Revenue Bonds
(µ) 700 4.000
10/01/34
814
City of Hamilton Electric Revenue Bonds
(µ) 730 4.000
10/01/35
847
City of Hamilton Electric Revenue Bonds
(µ) 590 4.000
10/01/36
683
Cleveland Municipal School District General Obligation Unlimited
1,100 5.000
12/01/27
1,178
County of Cuyahoga Certificate of Participation
14,065 5.000
12/01/27
15,457
County of Cuyahoga Certificate of Participation
1,990 5.000
12/01/28
2,181
County of Franklin Revenue Bonds
575 4.000
07/01/40
622
County of Franklin Revenue Bonds
330 5.250
11/15/40
374
County of Hamilton Revenue Bonds
1,350 5.000
01/01/31
1,496
Cuyahoga County Hospital Revenue Bonds
7,450 5.000
02/15/37
8,711
Cuyahoga Metropolitan Housing Authority Revenue Bonds
450 2.000
12/01/31
450
Elyria City School District General Obligation Unlimited
(µ) 375 4.000
12/01/21
376
Euclid City School District Certificated Participation
(µ) 175 4.000
12/01/30
198
Euclid City School District Certificated Participation
(µ) 185 4.000
12/01/31
209
Euclid City School District Certificated Participation
(µ) 130 4.000
12/01/32
147
Euclid City School District Certificated Participation
(µ) 135 4.000
12/01/33
153
Euclid City School District Certificated Participation
(µ) 110 4.000
12/01/34
124
Euclid City School District Certificated Participation
(µ) 215 4.000
12/01/35
244
Euclid City School District Certificated Participation
(µ) 445 4.000
12/01/36
504
Euclid City School District Certificated Participation
(µ) 380 4.000
12/01/38
430
Hillsdale Local School District Certificate of Participation
(µ) 3,050 4.000
12/01/32
3,641
Middletown City School District General Obligation Unlimited
(æ) 5 5.250
12/01/34
5
Northeast Ohio Medical University Revenue Bonds
50 4.000
12/01/35
57
Ohio Air Quality Development Authority Revenue Bonds
1,000 2.875
02/01/26
1,045
Ohio Higher Educational Facility Commission Revenue Bonds
50 5.000
01/01/28
53
Ohio Higher Educational Facility Commission Revenue Bonds
520 5.000
07/01/31
622
Ohio Higher Educational Facility Commission Revenue Bonds
750 5.000
07/01/33
894
Ohio Higher Educational Facility Commission Revenue Bonds
600 5.000
01/15/34
735
Ohio Higher Educational Facility Commission Revenue Bonds
420 5.000
07/01/34
500

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
642 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Higher Educational Facility Commission Revenue Bonds
195 5.000
01/15/35
238
Ohio Higher Educational Facility Commission Revenue Bonds
220 5.000
01/15/36
268
Ohio Higher Educational Facility Commission Revenue Bonds
695 4.000
07/01/36
778
Ohio Higher Educational Facility Commission Revenue Bonds
600 4.000
07/01/37
671
Ohio Higher Educational Facility Commission Revenue Bonds
830 5.000
01/15/40
1,002
Ohio Housing Finance Agency Revenue Bonds
2,200 4.500
09/01/48
2,427
Port of Greater Cincinnati Development Authority Revenue Bonds
(Þ) 100 3.750
12/01/31
101
State of Ohio Revenue Bonds
3,500 5.000
12/15/22
3,604
State of Ohio Revenue Bonds
2,815 5.000
12/15/23
2,899
State of Ohio Revenue Bonds
950 5.000
01/15/35
1,152
State of Ohio Revenue Bonds
1,850 4.000
01/15/39
2,078
State of Ohio Revenue Bonds
1,050 4.000
01/15/40
1,177
Toledo-Lucas County Port Authority Revenue Bonds
1,965 5.000
07/01/29
2,123
Toledo-Lucas County Port Authority Revenue Bonds
250 4.000
01/01/38
276
Toledo-Lucas County Port Authority Revenue Bonds
100 4.000
01/01/41
109
United Local School District Certificate of Participation
(µ) 165 4.000
12/01/26
189
United Local School District Certificate of Participation
(µ) 120 4.000
12/01/29
142
United Local School District Certificate of Participation
(µ) 175 4.000
12/01/30
210
United Local School District Certificate of Participation
(µ) 315 4.000
12/01/32
374
United Local School District Certificate of Participation
(µ) 1,200 4.000
12/01/34
1,416
West Carrollton City School District General Obligation Unlimited
1,080 4.000
12/01/21
1,083
79,789
Oklahoma - 0.5%
Carter County Public Facilities Authority Revenue Bonds
3,625 5.000
09/01/31
4,386
City of Tulsa General Obligation Unlimited
2,800 2.000
11/01/28
2,946
Cleveland County Educational Facilities Authority Revenue Bonds
825 5.000
06/01/24
921
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000
08/15/22
1,032
Oklahoma Development Finance Authority Revenue Bonds
2,000 5.000
08/15/28
2,296
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.000
08/15/33
3,632
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.250
08/15/43
3,645
Oklahoma Housing Finance Agency Revenue Bonds
1,205 4.750
09/01/48
1,344
Oklahoma Water Resources Board Revenue Bonds
1,500 5.000
04/01/33
1,814
22,016
Oregon - 0.3%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
General Obligation Unlimited
510 5.000
06/15/26
611
City of Portland Sewer System Revenue Bonds
340 5.000
05/01/30
440
Hospital Facilities Authority of Multnomah County Revenue Bonds
(~)(æ)(Ê) 1,130 5.000
03/01/40
1,260
Oregon State Business Development Commission Revenue Bonds
(~)(æ)(Ê) 1,950 2.400
12/01/40
2,015
Oregon State Facilities Authority Revenue Bonds
50 5.000
10/01/28
62
Oregon State Facilities Authority Revenue Bonds
75 5.000
10/01/29
95
Oregon State Facilities Authority Revenue Bonds
50 5.000
10/01/35
62
Oregon State Facilities Authority Revenue Bonds
(Þ) 750 5.000
10/01/36
800
Port of Morrow General Obligation Limited
100 4.000
12/01/21
100
State of Oregon General Obligation Unlimited
150 1.250
08/01/27
153
State of Oregon General Obligation Unlimited
120 1.375
08/01/28
123
State of Oregon General Obligation Unlimited
125 1.500
08/01/29
128
State of Oregon General Obligation Unlimited
500 5.000
12/01/31
605
State of Oregon General Obligation Unlimited
2,000 4.000
05/01/39
2,413

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 643
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Oregon General Obligation Unlimited
1,000 4.000
05/01/40
1,204
State of Oregon General Obligation Unlimited
820 4.250
06/01/49
897
Yamhill County Hospital Authority Revenue Bonds
125 1.750
11/15/26
125
11,093
Pennsylvania - 5.2%
Allegheny County Airport Authority Revenue Bonds
1,000 5.000
01/01/34
1,283
Allegheny County Airport Authority Revenue Bonds
1,000 5.000
01/01/35
1,279
Allegheny County Airport Authority Revenue Bonds
(µ) 3,135 4.000
01/01/39
3,660
Allegheny County Airport Authority Revenue Bonds
(µ) 3,260 4.000
01/01/40
3,798
Allegheny County Airport Authority Revenue Bonds
(µ) 3,140 4.000
01/01/41
3,635
Allegheny County Higher Education Building Authority Revenue Bonds
790 5.000
10/15/26
923
Allegheny County Higher Education Building Authority Revenue Bonds
835 5.000
10/15/27
968
Allegheny County Higher Education Building Authority Revenue Bonds
870 5.000
10/15/28
1,002
Allegheny County Hospital Development Authority Revenue Bonds
1,145 5.000
04/01/30
1,404
Allegheny County Sanitary Authority Revenue Bonds
1,000 4.000
06/01/35
1,152
Allentown City School District General Obligation Limited
1,375 1.000
03/31/22
1,375
Allentown City School District General Obligation Limited
(µ) 2,250 5.000
02/01/31
2,841
Allentown City School District General Obligation Limited
(µ) 4,385 5.000
02/01/33
5,531
Allentown City School District General Obligation Limited
(µ) 1,000 4.000
02/01/36
1,163
Allentown City School District General Obligation Limited
(µ) 2,250 5.000
02/01/37
2,811
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
50 5.000
05/01/25
56
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
75 5.000
05/01/26
86
Bucks County Industrial Development Authority Revenue Bonds
50 5.000
07/01/25
56
Bucks County Industrial Development Authority Revenue Bonds
50 5.000
07/01/26
58
Bucks County Industrial Development Authority Revenue Bonds
50 5.000
07/01/27
59
Bucks County Industrial Development Authority Revenue Bonds
50 5.000
07/01/28
60
Bucks County Industrial Development Authority Revenue Bonds
50 5.000
07/01/29
61
Bucks County Industrial Development Authority Revenue Bonds
75 5.000
07/01/30
93
Bucks County Industrial Development Authority Revenue Bonds
330 5.000
10/01/30
371
Bucks County Industrial Development Authority Revenue Bonds
350 5.000
10/01/31
392
Bucks County Industrial Development Authority Revenue Bonds
610 5.000
07/01/33
764
Bucks County Industrial Development Authority Revenue Bonds
535 5.000
07/01/34
668
Bucks County Industrial Development Authority Revenue Bonds
415 5.000
07/01/35
517
Bucks County Industrial Development Authority Revenue Bonds
635 5.000
07/01/36
789
Bucks County Industrial Development Authority Revenue Bonds
1,340 5.000
07/01/37
1,660
Bucks County Industrial Development Authority Revenue Bonds
1,390 5.000
07/01/38
1,718
Bucks County Industrial Development Authority Revenue Bonds
1,440 5.000
07/01/39
1,775
Butler County General Authority Revenue Bonds
(USD 3 Month LIBOR + 0.700%)
(µ)(Ê) 14,790 1.660
10/01/34
14,383
Chester County Industrial Development Authority Revenue Bonds
1,320 4.000
12/01/37
1,576
Chester County Industrial Development Authority Revenue Bonds
1,500 4.000
12/01/38
1,785
Chester County Industrial Development Authority Special Assessment
(Þ) 275 4.375
03/01/28
299
City of Erie General Obligation Unlimited
(µ) 3,750 3.208
11/15/37
2,320
City of Erie Higher Education Building Authority Revenue Bonds
100 4.000
05/01/36
115
City of Erie Higher Education Building Authority Revenue Bonds
50 4.000
05/01/41
57
City of Lancaster General Obligation Unlimited
(µ) 375 5.000
05/01/27
457
City of Oil General Obligation Unlimited
(µ) 175 4.000
12/01/31
206
City of Oil General Obligation Unlimited
(µ) 200 4.000
12/01/34
233

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
644 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Philadelphia Airport Revenue Bonds
1,000 4.000
07/01/35
1,170
City of Philadelphia General Obligation Unlimited
(~)(Ê) 27,635 0.140
08/01/31
27,635
City of Philadelphia General Obligation Unlimited
5,000 5.000
08/01/33
6,013
City of Philadelphia General Obligation Unlimited
5,000 5.000
08/01/34
6,011
City of Scranton General Obligation Unlimited
(Þ) 1,925 5.000
09/01/22
1,977
City of Wilkes-Barre General Obligation Unlimited
(µ) 1,000 4.000
11/15/38
1,078
City of York General Obligation Unlimited
105 5.000
11/15/24
115
City of York General Obligation Unlimited
955 5.000
11/15/26
1,108
City of York General Obligation Unlimited
1,755 5.000
11/15/27
2,071
Coatesville Area School District Building Authority Revenue Bonds
(µ) 425 5.000
12/01/24
453
Coatesville Area School District Building Authority Revenue Bonds
(µ) 335 5.000
12/01/26
357
Coatesville Area School District Building Authority Revenue Bonds
(µ) 360 5.000
12/01/27
383
Commonwealth Financing Authority Revenue Bonds
(µ) 13,000 4.000
06/01/39
14,715
Commonwealth of Pennsylvania General Obligation Unlimited
6,075 5.000
08/15/23
6,590
County of Luzerne General Obligation Unlimited
(µ) 500 5.000
12/15/27
608
County of Mercer General Obligation Unlimited
(µ) 175 4.000
10/01/30
210
Dauphin County General Authority Revenue Bonds
(Þ) 880 4.000
10/15/22
899
Dauphin County General Authority Revenue Bonds
(Þ) 700 4.250
10/15/26
757
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,120 5.000
11/01/27
1,217
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,140 5.000
11/01/28
1,239
Delaware County Vocational & Technical School Authority Revenue Bonds
(µ) 1,500 5.250
11/01/33
1,637
Delaware Valley Regional Finance Authority Revenue Bonds
(USD 1 Month LIBOR
+ 0.880%)(æ)(Ê) 10,000 0.996
09/01/48
10,083
General Authority of Southcentral Pennsylvania Revenue Bonds
370 5.000
12/01/28
427
General Authority of Southcentral Pennsylvania Revenue Bonds
150 4.000
06/01/44
171
General Authority of Southcentral Pennsylvania Revenue Bonds
275 5.000
06/01/44
337
Lancaster County Hospital Authority Revenue Bonds
550 5.000
11/01/39
680
Lancaster County Hospital Authority Revenue Bonds
500 5.000
11/01/40
616
Lancaster County Hospital Authority Revenue Bonds
1,000 5.000
11/01/41
1,228
Lancaster Industrial Development Authority Revenue Bonds
165 4.000
07/01/31
180
Lancaster Industrial Development Authority Revenue Bonds
125 4.000
07/01/37
136
Latrobe Industrial Development Authority Revenue Bonds
175 5.000
03/01/31
210
Manheim Central School District Revenue Bonds
850 4.000
05/01/38
981
Manheim Central School District Revenue Bonds
550 4.000
05/01/39
634
Manheim Central School District Revenue Bonds
500 4.000
05/01/40
574
Manheim Central School District Revenue Bonds
200 4.000
05/01/41
229
Mifflin County School District General Obligation Limited
(µ) 1,000 5.000
09/01/30
1,140
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000
09/01/37
173
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000
09/01/38
172
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000
09/01/39
172
Montgomery County Industrial Development Authority General Obligation
Unlimited
50 4.000
10/01/36
55
Montgomery County Industrial Development Authority General Obligation
Unlimited
50 4.000
10/01/41
54
North Allegheny School District General Obligation Limited
1,000 4.000
05/01/35
1,180
North Penn Water Authority Revenue Bonds
1,190 5.000
11/01/30
1,190
North Pocono School District General Obligation Limited
(µ) 885 4.000
09/15/31
1,041
North Pocono School District General Obligation Limited
(µ) 250 4.000
09/15/32
293
Northampton County General Purpose Authority Revenue Bonds
150 5.000
10/01/31
172
Northern Tioga School District General Obligation Limited
(µ) 650 5.000
04/01/30
785

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 645
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania Economic Development Financing Authority Revenue Bonds
400 4.000
07/01/33
449
Pennsylvania Economic Development Financing Authority Revenue Bonds
245 4.000
03/15/36
275
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,500 3.000
04/01/39
1,605
Pennsylvania Economic Development Financing Authority Revenue Bonds
150 4.000
10/15/39
178
Pennsylvania Economic Development Financing Authority Revenue Bonds
150 4.000
10/15/40
177
Pennsylvania Economic Development Financing Authority Revenue Bonds
245 4.000
07/01/41
272
Pennsylvania Turnpike Commission Revenue Bonds
(µ) 2,195 6.250
06/01/33
2,703
Pennsylvania Turnpike Commission Revenue Bonds
1,000 5.000
12/01/33
1,133
Pennsylvania Turnpike Commission Revenue Bonds
905 4.000
12/01/36
1,062
Pennsylvania Turnpike Commission Revenue Bonds
750 5.000
12/01/36
934
Pennsylvania Turnpike Commission Revenue Bonds
1,000 4.000
12/01/37
1,171
Pennsylvania Turnpike Commission Revenue Bonds
625 4.000
12/01/38
730
Pennsylvania Turnpike Commission Revenue Bonds
750 5.000
12/01/38
930
Pennsylvania Turnpike Commission Revenue Bonds
330 4.000
12/01/40
383
Pennsylvania Turnpike Commission Revenue Bonds
630 5.000
12/01/43
773
Pennsylvania Turnpike Commission Revenue Bonds
(µ) 2,630 5.000
12/01/44
3,289
Pennsylvania Turnpike Commission Revenue Bonds
4,500 5.250
12/01/44
5,684
Philadelphia Authority for Industrial Development Revenue Bonds
215 5.875
06/15/22
221
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 305 5.000
06/15/25
344
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 660 5.000
06/15/27
776
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 415 5.000
06/15/28
496
Philadelphia Authority for Industrial Development Revenue Bonds
(Þ) 440 5.000
06/15/29
522
Philadelphia Authority for Industrial Development Revenue Bonds
(µ) 510 5.000
12/01/29
620
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000
08/01/30
117
Philadelphia Authority for Industrial Development Revenue Bonds
2,000 8.000
01/01/33
2,175
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
500 5.000
07/01/28
590
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
1,500 5.625
07/01/42
1,542
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 375 4.000
09/01/34
444
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 150 5.000
09/01/34
190
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 75 4.000
09/01/35
89
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 265 5.000
09/01/35
334
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000
09/01/36
1,635
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,300 5.000
09/01/37
1,632
Pittsburgh Water & Sewer Authority Revenue Bonds
(µ) 1,040 5.000
09/01/38
1,303
Reading School District General Obligation Limited
(µ) 785 5.000
03/01/35
936
Reading School District General Obligation Limited
(µ) 720 5.000
03/01/36
858
School District of Philadelphia (The) General Obligation Limited
(µ)(æ) 10 5.000
09/01/26
12
School District of Philadelphia (The) General Obligation Limited
(µ) 4,435 5.000
09/01/27
5,299
Scranton School District General Obligation Unlimited
(µ) 490 5.000
06/01/32
600
Scranton School District General Obligation Unlimited
(µ) 330 5.000
12/01/33
399
Scranton School District General Obligation Unlimited
(µ) 575 5.000
06/01/34
702
Scranton School District General Obligation Unlimited
(µ) 560 5.000
06/01/36
681
Shenandoah Valley School District General Obligation Unlimited
(µ) 935 4.000
08/01/26
1,068
South Wayne County Water and Sewer Authority Revenue Bonds
(µ) 730 4.000
02/15/34
862
State Public School Building Authority Revenue Bonds
(æ) 3,030 5.000
04/01/25
3,089
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000
06/15/28
1,027
State Public School Building Authority Revenue Bonds
(µ) 1,000 5.000
06/15/29
1,027
Upper Darby School District General Obligation Limited
(µ) 340 4.000
04/01/40
398

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
646 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Upper Darby School District General Obligation Limited
(µ) 250 4.000
04/01/43
291
Upper Darby School District General Obligation Limited
(µ) 450 4.000
04/01/46
521
Upper Merion Area School District General Obligation Limited
250 3.000
01/15/40
271
Warrior Run School District/Montour Northumberland Union County General
Obligation Limited
(µ) 530 4.000
09/01/37
585
West Mifflin School District General Obligation Limited
(µ) 1,000 5.000
04/01/28
1,195
West Mifflin School District General Obligation Limited
(µ) 3,045 4.000
04/01/30
3,450
Westmoreland County Industrial Development Authority Revenue Bonds
200 5.000
07/01/27
242
Westmoreland County Industrial Development Authority Revenue Bonds
80 5.000
07/01/28
99
Westmoreland County Industrial Development Authority Revenue Bonds
210 5.000
07/01/29
264
Westmoreland County Industrial Development Authority Revenue Bonds
60 5.000
07/01/30
77
221,326
Puerto Rico - 2.6%
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 505 4.000
07/01/22
510
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,305 5.375
07/01/25
1,319
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,005 5.250
07/01/26
1,014
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 415 4.250
07/01/27
419
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 1,000 5.250
07/01/27
1,009
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 635 5.000
07/01/31
639
Commonwealth of Puerto Rico General Obligation Unlimited
(µ) 8,670 5.000
07/01/35
8,745
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
2,000 5.500
07/01/28
2,068
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
6,180 5.000
07/01/33
6,484
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
850 5.125
07/01/37
877
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
(Þ) 1,750 4.000
07/01/42
1,928
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 345 5.000
07/01/31
352
Puerto Rico Convention Center District Authority Revenue Bonds
(µ) 1,125 4.500
07/01/36
1,128
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 385 4.000
07/01/23
385
Puerto Rico Electric Power Authority Revenue Bonds
(USD 3 Month LIBOR +
0.520%)(µ)(Ê) 8,820 1.480
07/01/29
8,799
Puerto Rico Electric Power Authority Revenue Bonds
(µ) 230 4.375
07/01/30
230
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 770 5.250
07/01/22
778
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.500
07/01/26
77
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 950 5.000
07/01/27
957
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 320 5.500
07/01/29
358
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 40 5.500
07/01/31
45
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 70 5.250
07/01/32
77
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 515 5.250
07/01/33
562
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 360 5.250
07/01/34
390
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 1,275 5.250
07/01/35
1,383
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 5,135 5.250
07/01/36
5,532
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 500 4.750
07/01/38
506
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250
07/01/38
258
Puerto Rico Highway & Transportation Authority Revenue Bonds
(µ) 250 5.250
07/01/41
272
Puerto Rico Infrastructure Financing Authority Revenue Bonds
(µ) 1,565 5.500
07/01/27
1,651
Puerto Rico Municipal Finance Agency General Obligation Unlimited
(µ) 3,090 5.000
08/01/27
3,112
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
3,825 2.953
07/01/27
3,457
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
327 3.071
07/01/29
280
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
2,495 3.171
07/01/31
1,982
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
10,399 3.450
07/01/33
7,693

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 647
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
9,975 4.500
07/01/34
10,879
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
26,511 4.329
07/01/40
29,095
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,175 4.550
07/01/40
1,305
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
596 5.000
07/01/58
673
107,228
Rhode Island - 0.3%
Providence Public Building Authority Revenue Bonds
(µ) 500 5.875
06/15/26
502
Providence Public Building Authority Revenue Bonds
(µ) 1,845 4.000
09/15/34
2,114
Rhode Island Health & Educational Building Corp. Revenue Bonds
600 5.000
09/01/22
624
Rhode Island Health & Educational Building Corp. Revenue Bonds
200 5.000
08/15/27
244
Rhode Island Health & Educational Building Corp. Revenue Bonds
2,495 5.000
05/15/28
2,899
Rhode Island Health & Educational Building Corp. Revenue Bonds
1,250 5.000
05/15/29
1,444
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 375 5.000
05/15/32
469
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000
05/15/33
375
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 1,750 4.000
05/15/34
2,121
Rhode Island Health & Educational Building Corp. Revenue Bonds
(µ) 300 5.000
05/15/36
372
State of Rhode Island General Obligation Unlimited
2,000 4.000
04/01/34
2,339
13,503
South Carolina - 0.8%
City of Anderson Water & Sewer Revenue Bonds
950 5.000
07/01/29
1,165
City of Charleston Waterworks & Sewer System Revenue Bonds
2,310 4.000
01/01/29
2,777
Lee County School Facilities, Inc. Revenue Bonds
(µ) 1,050 4.000
12/01/27
1,226
Orangeburg County Facilities Corp. Revenue Bonds
1,140 5.000
12/01/27
1,400
Orangeburg County Facilities Corp. Revenue Bonds
1,410 5.000
12/01/28
1,720
Orangeburg County Facilities Corp. Revenue Bonds
1,560 5.000
12/01/30
1,882
Orangeburg County Facilities Corp. Revenue Bonds
1,695 4.000
12/01/32
1,932
Orangeburg County Facilities Corp. Revenue Bonds
1,165 4.000
12/01/33
1,326
Richland County School District No. 2 General Obligation Unlimited
100 5.000
03/01/22
102
South Carolina Economic Development Authority Revenue Bonds
(æ) 3,800 5.250
08/01/30
4,129
South Carolina Jobs-Economic Development Authority Revenue Bonds
(Þ) 500 4.000
06/01/36
531
South Carolina Public Service Authority Revenue Bonds
3,500 5.000
12/01/30
3,937
South Carolina Public Service Authority Revenue Bonds
2,080 5.000
12/01/31
2,480
South Carolina Public Service Authority Revenue Bonds
200 5.000
12/01/34
225
South Carolina Public Service Authority Revenue Bonds
3,670 5.000
12/01/36
3,684
South Carolina Public Service Authority Revenue Bonds
1,750 4.000
12/01/37
2,054
Spartanburg Regional Health Services District Revenue Bonds
2,100 5.000
04/15/32
2,141
Sumter Two School Facilities, Inc. Revenue Bonds
(µ) 1,360 5.000
12/01/26
1,576
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 500 4.000
06/01/31
597
Williamsburg County Public Facilities Corp. Revenue Bonds
(µ) 670 4.000
06/01/32
795
35,679
South Dakota - 0.0%
County of Lincoln Revenue Bonds
100 4.000
08/01/41
111
South Dakota Conservancy District Revenue Bonds
730 5.000
08/01/32
914
South Dakota Health & Educational Facilities Authority Revenue Bonds
(~)(æ)(Ê) 500 5.000
07/01/33
553
1,578
Tennessee - 0.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
600 5.000
10/01/26
681
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
185 5.000
08/01/35
229
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
630 5.000
10/01/23
683

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
648 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Memphis General Obligation Limited
2,500 5.000
06/01/28
2,964
Greenville Health & Educational Facilities Board Revenue Bonds
700 4.000
07/01/40
791
Knox County Health Educational & Housing Facility Board Revenue Bonds
1,750 5.000
04/01/29
2,054
Memphis Sanitary Sewerage System Revenue Bonds
1,025 5.000
10/01/27
1,231
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
490 5.000
05/01/24
545
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
200 4.000
10/01/28
227
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
210 4.000
10/01/30
235
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
2,210 5.000
07/01/35
2,608
State of Tennessee General Obligation Unlimited
5,000 5.000
09/01/34
6,134
Tennergy Corp. Natural Gas Revenue Bonds
(~)(æ)(Ê) 2,440 5.000
02/01/50
2,743
Tennergy Corp. Revenue Bonds
(~)(æ)(Ê) 225 4.000
09/01/28
263
Tennessee Housing Development Agency Revenue Bonds
3,315 4.500
07/01/49
3,656
25,044
Texas - 7.8%
Arlington Higher Education Finance Corp. Revenue Bonds
70 4.000
08/15/23
75
Arlington Higher Education Finance Corp. Revenue Bonds
50 5.000
08/15/23
53
Arlington Higher Education Finance Corp. Revenue Bonds
1,000 5.000
08/15/26
1,128
Arlington Higher Education Finance Corp. Revenue Bonds
750 5.000
12/01/27
903
Arlington Higher Education Finance Corp. Revenue Bonds
500 5.000
12/01/28
604
Arlington Higher Education Finance Corp. Revenue Bonds
225 4.000
08/15/32
274
Arlington Higher Education Finance Corp. Revenue Bonds
785 5.000
12/01/33
939
Arlington Higher Education Finance Corp. Revenue Bonds
650 5.000
12/01/34
777
Austin Community College District Public Facility Corp. Revenue Bonds
1,045 5.000
08/01/23
1,130
Austin Community College District Public Facility Corp. Revenue Bonds
1,115 5.000
08/01/24
1,255
Baytown Municipal Development District Revenue Bonds
1,375 5.000
10/01/37
1,754
Baytown Municipal Development District Revenue Bonds
1,440 5.000
10/01/38
1,833
Baytown Municipal Development District Revenue Bonds
1,590 5.000
10/01/40
2,013
Bexar County Health Facilities Development Corp. Revenue Bonds
1,765 4.000
07/15/31
1,888
Bexar County Health Facilities Development Corp. Revenue Bonds
1,430 5.000
07/15/33
1,575
Brazoria County Toll Road Authority Revenue Bonds
225 5.000
03/01/32
271
Brazoria County Toll Road Authority Revenue Bonds
200 5.000
03/01/33
240
Central Texas Regional Mobility Authority Revenue Bonds
1,695 5.000
01/01/27
1,972
Central Texas Regional Mobility Authority Revenue Bonds
1,200 5.000
01/01/35
1,393
Central Texas Regional Mobility Authority Revenue Bonds
900 4.000
01/01/36
1,038
Central Texas Regional Mobility Authority Revenue Bonds
1,405 5.000
01/01/36
1,697
Central Texas Regional Mobility Authority Revenue Bonds
1,735 5.000
01/01/37
2,162
Central Texas Regional Mobility Authority Revenue Bonds
400 5.000
01/01/38
504
Central Texas Regional Mobility Authority Revenue Bonds
500 5.000
01/01/39
628
Central Texas Regional Mobility Authority Revenue Bonds
150 4.000
01/01/40
174
Central Texas Regional Mobility Authority Revenue Bonds
1,490 5.000
01/01/40
1,833
Central Texas Turnpike System Revenue Bonds
(µ) 860 1.717
08/15/23
852
Central Texas Turnpike System Revenue Bonds
500 5.000
08/15/23
541
Central Texas Turnpike System Revenue Bonds
500 5.000
08/15/42
558
City of Arlington Special Tax
(µ) 1,785 5.000
02/15/34
2,122
City of Arlington Special Tax
(µ) 3,795 5.000
02/15/37
4,589
City of Austin Electric Utility Revenue Bonds
2,155 5.000
11/15/39
2,730

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 649
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Special Assessment
125 3.625
09/01/30
127
City of Celina Special Assessment
575 4.800
09/01/37
622
City of Celina Special Assessment
230 4.250
09/01/40
237
City of Corpus Christi Utility System Revenue Bonds
1,720 5.000
07/15/22
1,778
City of Crandall Special Assessment
(Þ) 50 3.375
09/15/26
50
City of Crandall Special Assessment
(Þ) 100 4.000
09/15/31
101
City of Dallas Hotel Occupancy Tax Revenue Bonds
1,105 4.000
08/15/29
1,248
City of Dallas Hotel Occupancy Tax Revenue Bonds
1,045 4.000
08/15/30
1,175
City of Dallas Hotel Occupancy Tax Revenue Bonds
1,400 4.000
08/15/31
1,571
City of Donna Revenue Bonds
(µ) 1,090 5.000
02/15/31
1,196
City of El Paso Water & Sewer Revenue Bonds
3,030 5.000
03/01/25
3,356
City of Elgin General Obligation Limited
(µ) 200 4.000
07/15/32
239
City of Elgin General Obligation Limited
(µ) 175 4.000
07/15/34
208
City of Elgin General Obligation Limited
(µ) 280 4.000
07/15/37
330
City of Elgin General Obligation Limited
(µ) 575 4.000
07/15/39
675
City of Elgin General Obligation Limited
(µ) 315 4.000
07/15/40
368
City of Fort Worth Revenue Bonds
2,050 5.250
03/01/36
2,281
City of Fort Worth Water & Sewer System Revenue Bonds
6,045 3.000
02/15/35
6,675
City of Hackberry Revenue Bonds
1,710 4.625
09/01/37
1,867
City of Hackberry Revenue Bonds
1,350 4.500
09/01/38
1,504
City of Haslet Special Assessment
(Þ) 347 2.625
09/01/26
346
City of Houston Airport System Revenue Bonds
1,660 5.000
07/01/30
2,050
City of Houston Airport System Revenue Bonds
1,655 5.000
07/01/32
2,037
City of Houston Combined Utility System  Revenue Bonds
(µ) 5,000 Zero coupon
12/01/28
4,603
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,470 5.000
09/01/27
1,678
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,240 5.000
09/01/34
1,513
City of Hutto Special Assessment
(Þ) 330 2.500
09/01/26
330
City of Justin Special Assessment
(Þ) 310 4.125
09/01/23
319
City of Justin Special Assessment
(Þ) 910 4.625
09/01/28
998
City of Kyle Special Assessment
(Þ) 324 2.750
09/01/26
323
City of Lavon Special Assessment
(µ) 330 3.000
09/15/26
354
City of Lavon Special Assessment
(µ) 340 3.000
09/15/27
365
City of Lavon Special Assessment
(µ) 350 3.000
09/15/28
375
City of Lavon Special Assessment
(µ) 360 3.000
09/15/29
384
City of Lavon Special Assessment
(µ) 365 3.000
09/15/30
385
City of Lavon Special Assessment
(µ) 380 3.000
09/15/31
398
City of Mesquite Special Assessment Revenue Bonds
(Þ) 290 4.750
09/01/28
322
City of Mesquite Special Assessment Revenue Bonds
(Þ) 595 5.250
09/01/38
677
City of Midlothian Special Assessment
(Þ) 280 2.875
09/15/26
279
City of Mission General Obligation Limited
(µ) 525 5.000
02/15/27
630
City of Mission General Obligation Limited
(µ) 225 5.000
02/15/28
276
City of Mission General Obligation Limited
(µ) 100 5.000
02/15/29
125
City of Princeton Special Assessment
(Þ) 200 2.750
09/01/25
204
City of Princeton Special Assessment
(Þ) 485 4.375
09/01/28
522
City of Princeton Special Assessment
(Þ) 210 2.875
09/01/31
208
City of Princeton Special Assessment
(Þ) 129 3.000
09/01/31
127
City of Round Rock Utility System Revenue Bonds
1,000 5.000
08/01/24
1,124
City of San Antonio Electric & Gas Systems Revenue Bonds
4,715 5.000
02/01/26
5,576

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
650 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of San Antonio Electric & Gas Systems Revenue Bonds
1,250 5.000
02/01/31
1,621
City of San Antonio Electric & Gas Systems Revenue Bonds
(~)(æ)(Ê) 3,835 1.750
02/01/33
4,005
City of San Antonio Electric & Gas Systems Revenue Bonds
1,200 4.000
02/01/34
1,355
City of San Antonio Electric & Gas Systems Revenue Bonds
1,900 5.000
02/01/34
2,442
City of San Antonio Electric & Gas Systems Revenue Bonds
1,190 5.000
02/01/35
1,524
City of Temple Tax Allocation
(µ) 225 4.000
08/01/32
263
City of Temple Tax Allocation
(µ) 235 4.000
08/01/34
273
City of Temple Tax Allocation
(µ) 210 4.000
08/01/35
243
City of Temple Tax Allocation
(µ) 200 4.000
08/01/37
230
City of Temple Tax Allocation
(µ) 220 4.000
08/01/39
252
City of Temple Tax Allocation
(µ) 170 4.000
08/01/41
195
City of Waxahachie General Obligation Limited
1,560 3.000
08/01/41
1,672
Clifton Higher Education Finance Corp. Revenue Bonds
375 4.000
08/15/30
448
Clifton Higher Education Finance Corp. Revenue Bonds
170 5.000
08/15/30
219
Clifton Higher Education Finance Corp. Revenue Bonds
100 5.000
08/15/31
131
Clifton Higher Education Finance Corp. Revenue Bonds
365 3.000
08/15/32
407
Clifton Higher Education Finance Corp. Revenue Bonds
255 3.000
08/15/33
282
Clifton Higher Education Finance Corp. Revenue Bonds
655 3.000
08/15/34
720
Clifton Higher Education Finance Corp. Revenue Bonds
675 3.000
08/15/35
739
Clifton Higher Education Finance Corp. Revenue Bonds
325 3.000
08/15/36
354
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000
08/15/36
1,733
Clifton Higher Education Finance Corp. Revenue Bonds
725 3.000
08/15/37
787
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000
08/15/37
1,730
Clifton Higher Education Finance Corp. Revenue Bonds
380 3.000
08/15/38
412
Clifton Higher Education Finance Corp. Revenue Bonds
780 3.000
08/15/39
842
Clifton Higher Education Finance Corp. Revenue Bonds
930 3.000
08/15/40
1,001
Clifton Higher Education Finance Corp. Revenue Bonds
960 3.000
08/15/41
1,029
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/28
31
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/29
31
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/30
32
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/31
32
Conroe Local Government Corp. Revenue Bonds
175 5.000
10/01/32
225
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/33
32
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/34
32
Conroe Local Government Corp. Revenue Bonds
25 5.000
10/01/35
32
Conroe Local Government Corp. Revenue Bonds
275 5.000
10/01/36
349
Conroe Local Government Corp. Revenue Bonds
100 4.000
10/01/41
115
County of Harris Revenue Bonds
(USD 3 Month LIBOR + 0.670%)(µ)(Ê) 3,235 0.933
08/15/35
3,194
County of Kaufman General Obligation Unlimited
500 4.000
02/15/36
588
County of Kaufman General Obligation Unlimited
750 4.000
02/15/37
880
County of Kaufman General Obligation Unlimited
895 4.000
02/15/39
1,045
Dallas Independent School District General Obligation Unlimited
1,590 5.000
08/15/32
1,795
Dallas/Fort Worth International Airport Revenue Bonds
1,000 5.000
11/01/24
1,135
Dallas/Fort Worth International Airport Revenue Bonds
3,410 5.000
11/01/27
3,572
Dallas/Fort Worth International Airport Revenue Bonds
1,000 5.250
11/01/28
1,098
Dallas/Fort Worth International Airport Revenue Bonds
2,000 5.250
11/01/29
2,193
Dallas/Fort Worth International Airport Revenue Bonds
1,500 5.250
11/01/30
1,643
Dallas/Fort Worth International Airport Revenue Bonds
500 4.000
11/01/36
585

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 651
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dallas/Fort Worth International Airport Revenue Bonds
8,160 4.000
11/01/45
9,367
Decatur Hospital Authority Revenue Bonds
1,250 5.250
09/01/29
1,389
Edinburg Economic Development Corp. Revenue Bonds
150 3.125
08/15/36
144
Edinburg Economic Development Corp. Revenue Bonds
125 3.250
08/15/41
117
Grand Parkway Transportation Corp. Revenue Bonds
315 5.000
10/01/35
402
Grand Parkway Transportation Corp. Revenue Bonds
250 4.000
10/01/36
295
Grand Parkway Transportation Corp. Revenue Bonds
1,000 4.000
10/01/37
1,176
Grand Parkway Transportation Corp. Revenue Bonds
1,335 4.000
10/01/38
1,565
Greater Texoma Utility Authority Revenue Bonds
(µ) 170 5.000
10/01/25
198
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
(USD 1
Month LIBOR + 0.650%)(æ)(Ê) 2,450 0.710
07/01/24
2,460
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
1,385 6.375
01/01/33
1,457
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
1,000 3.000
10/01/40
1,068
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
500 4.000
10/01/41
594
Harris County Toll Road Authority (The) Revenue Bonds
1,500 4.000
08/15/33
1,820
Harris County Toll Road Authority (The) Revenue Bonds
1,000 4.000
08/15/34
1,196
Harris County Toll Road Authority (The) Revenue Bonds
1,000 4.000
08/15/35
1,194
Harris County Toll Road Authority (The) Revenue Bonds
1,375 4.000
08/15/36
1,641
Harris County-Houston Sports Authority Revenue Bonds
1,000 5.000
11/15/26
1,106
Harris County-Houston Sports Authority Revenue Bonds
750 5.000
11/15/27
828
Harris County-Houston Sports Authority Revenue Bonds
1,445 5.000
11/15/28
1,596
Harris County-Houston Sports Authority Revenue Bonds
2,265 5.000
11/15/29
2,501
Harris County-Houston Sports Authority Revenue Bonds
1,495 5.000
11/15/32
1,650
Houston Higher Education Finance Corp. Revenue Bonds
1,600 5.000
08/15/28
1,816
Houston Higher Education Finance Corp. Revenue Bonds
60 3.375
10/01/37
60
Hunt Memorial Hospital District Charitable Health General Obligation Limited
515 5.000
02/15/31
635
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,070 5.000
02/15/32
1,314
Hunt Memorial Hospital District Charitable Health General Obligation Limited
1,125 5.000
02/15/33
1,371
Karnes County Hospital District Revenue Bonds
2,020 5.000
02/01/29
2,180
La Joya Independent School District General Obligation Limited
(µ) 1,415 5.000
02/15/26
1,656
La Joya Independent School District General Obligation Limited
(µ) 600 5.000
02/15/31
715
La Joya Independent School District General Obligation Limited
(µ) 735 5.000
02/15/33
877
Lake Houston Redevelopment Authority Revenue Bonds
200 5.000
09/01/27
241
Lake Houston Redevelopment Authority Revenue Bonds
270 5.000
09/01/31
343
Lake Houston Redevelopment Authority Revenue Bonds
250 4.000
09/01/36
290
Lake Houston Redevelopment Authority Revenue Bonds
330 3.000
09/01/38
343
Leander Independent School District General Obligation Unlimited
(æ) 625 4.327
08/15/38
298
Leander Independent School District General Obligation Unlimited
(æ) 600 4.625
08/15/43
216
Leander Independent School District General Obligation Unlimited
(æ) 1,425 4.746
08/15/45
455
Lower Colorado River Authority Revenue Bonds
2,000 5.500
05/15/31
2,154
Lubbock Independent School District General Obligation Unlimited
1,000 4.000
02/15/40
1,151
Matagorda County Navigation District No. 1 Revenue Bonds
1,150 2.600
11/01/29
1,212
Midlothian Industrial Development Corp. Revenue Bonds
(~)(Ê) 2,700 0.100
08/01/34
2,700
Mitchell County Hospital District General Obligation Limited
105 5.250
02/15/30
112
Mitchell County Hospital District General Obligation Limited
55 5.375
02/15/35
61
Montgomery County Toll Road Authority Revenue Bonds
1,650 5.000
09/15/30
1,865
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
650 5.000
04/01/22
662
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
180 4.625
04/01/23
191
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 400 5.000
07/01/26
475

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
652 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
500 5.000
04/01/29
551
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,150 5.000
04/01/30
1,402
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 150 4.000
07/01/31
170
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000
07/01/31
603
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 130 4.000
07/01/32
147
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 250 5.000
07/01/32
301
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 300 5.000
07/01/33
361
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,750 5.000
04/01/34
1,929
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,160 5.000
04/01/35
1,356
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
(µ) 500 5.000
07/01/38
600
North East Texas Regional Mobility Authority Revenue Bonds
1,935 5.000
01/01/31
2,203
North Texas Municipal Water District Water System Revenue Bonds
5,125 5.000
09/01/29
6,557
North Texas Tollway Authority Revenue Bonds
3,735 5.000
01/01/23
3,940
North Texas Tollway Authority Revenue Bonds
700 5.000
01/01/25
799
North Texas Tollway Authority Revenue Bonds
3,975 5.000
01/01/29
4,517
North Texas Tollway Authority Revenue Bonds
1,000 5.000
01/01/32
1,186
North Texas Tollway Authority Revenue Bonds
1,000 4.000
01/01/33
1,205
North Texas Tollway Authority Revenue Bonds
1,000 4.000
01/01/34
1,201
North Texas Tollway Authority Revenue Bonds
1,000 4.000
01/01/35
1,194
North Texas Tollway Authority Revenue Bonds
1,350 4.000
01/01/36
1,604
North Texas Tollway Authority Revenue Bonds
1,650 4.000
01/01/37
1,952
North Texas Tollway Authority Revenue Bonds
1,250 4.000
01/01/38
1,473
North Texas Tollway Authority Revenue Bonds
1,475 4.000
01/01/40
1,726
North Texas Tollway Authority Revenue Bonds
225 4.000
01/01/41
263
Pecos Barstow Toyah Independent School District General Obligation Unlimited
1,000 4.000
02/15/41
1,098
Reagan Hospital District of Reagan County General Obligation Limited
500 5.000
02/01/29
535
Reagan Hospital District of Reagan County General Obligation Limited
2,500 5.000
02/01/34
2,659
Royse City Special Assessment
(Þ) 155 3.125
09/15/25
157
Royse City Special Assessment
(Þ) 175 4.125
09/15/39
186
Royse City Special Assessment
(Þ) 100 4.125
09/15/40
104
San Antonio Water System Revenue Bonds
(~)(æ)(Ê) 2,000 2.625
05/01/49
2,115
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 40 5.000
09/01/27
48
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 45 5.000
09/01/29
55
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000
09/01/32
63
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 475 4.000
09/01/33
541
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 1,300 5.000
09/01/33
1,535
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 55 4.000
09/01/34
62
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 250 4.000
09/01/35
283
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 85 4.000
09/01/36
96
Southwest Houston Redevelopment Authority Tax Allocation
(µ) 800 4.000
09/01/37
903
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
2,950 6.250
12/15/26
3,412
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds
(SIFMA
Municipal Swap Index + 0.550%)(Ê) 1,220 0.670
09/15/27
1,231
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds
(USD 3 Month
LIBOR + 0.690%)(Ê) 41,000 0.768
09/15/27
41,207
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
1,000 5.000
12/15/22
1,051
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
1,250 5.000
12/15/23
1,366
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
1,000 5.000
12/15/28
1,235
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
4,000 5.000
12/15/31
5,160

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Municipal Power Agency Revenue Bonds
(µ) 790 3.000
09/01/34
842
Texas Municipal Power Agency Revenue Bonds
(µ) 2,900 3.000
09/01/38
3,063
Texas Municipal Power Agency Revenue Bonds
(µ) 1,795 3.000
09/01/40
1,888
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
300 5.000
12/31/30
376
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,000 4.000
06/30/32
3,557
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
1,450 4.000
12/31/32
1,718
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000
12/31/33
4,353
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000
12/31/34
4,339
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
2,325 5.000
12/31/36
2,871
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
505 4.000
12/31/39
575
Texas Public Finance Authority Revenue Bonds
125 5.000
05/01/28
152
Texas Public Finance Authority Revenue Bonds
210 5.000
05/01/29
260
Texas Water Development Board Revenue Bonds
675 4.000
10/15/34
787
Texas Water Development Board Revenue Bonds
1,650 4.000
10/15/36
1,951
Town of Flower Mound Special Assessment
(Þ) 750 3.250
09/01/31
738
Town of Flower Mound Special Assessment
(Þ) 800 3.500
09/01/36
783
University of Texas Revenue Bonds
1,315 5.000
08/15/26
1,583
Uptown Development Authority Tax Allocation
500 5.000
09/01/31
641
Uptown Development Authority Tax Allocation
50 4.000
09/01/33
59
Uptown Development Authority Tax Allocation
150 3.000
09/01/34
159
Uptown Development Authority Tax Allocation
820 5.000
09/01/35
930
Viridian Municipal Management District General Obligation Unlimited
(µ) 500 6.000
12/01/32
578
Viridian Municipal Management District General Obligation Unlimited
(µ) 995 6.000
12/01/33
1,152
Viridian Municipal Management District Special Assessment
266 3.000
12/01/22
268
Viridian Municipal Management District Special Assessment
250 2.375
12/01/25
251
Viridian Municipal Management District Special Assessment
748 3.750
12/01/27
797
Viridian Municipal Management District Special Assessment
2,013 4.125
12/01/37
2,122
331,481
Utah - 1.0%
Alpine School District General Obligation Unlimited
8,000 5.000
03/15/22
8,145
City of Lehi Sales Tax Revenue Bonds
500 4.000
06/01/33
575
Ogden City School District Municipal Building Authority Revenue Bonds
225 5.000
01/15/28
274
Utah Associated Municipal Power Systems Revenue Bonds
205 5.000
09/01/31
247
Utah Infrastructure Agency Revenue Bonds
100 4.000
10/15/24
109
Utah Infrastructure Agency Revenue Bonds
100 4.000
10/15/25
112
Utah Infrastructure Agency Revenue Bonds
135 5.000
10/15/26
160
Utah Infrastructure Agency Revenue Bonds
1,505 5.000
10/15/27
1,822
Utah Infrastructure Agency Revenue Bonds
130 5.000
10/15/28
160
Utah Infrastructure Agency Revenue Bonds
4,260 5.000
10/15/29
5,087
Utah Infrastructure Agency Revenue Bonds
155 5.000
10/15/30
188
Utah Infrastructure Agency Revenue Bonds
1,650 5.000
10/15/32
1,942
Utah Infrastructure Agency Revenue Bonds
1,185 4.000
10/15/33
1,359
Utah Infrastructure Agency Revenue Bonds
1,785 5.250
10/15/33
2,121
Utah Infrastructure Agency Revenue Bonds
380 4.000
10/15/34
434
Utah Infrastructure Agency Revenue Bonds
1,000 5.000
10/15/34
1,171
Utah Infrastructure Agency Revenue Bonds
845 4.000
10/15/36
974
Utah Infrastructure Agency Revenue Bonds
650 4.000
10/15/38
761
Utah Infrastructure Agency Revenue Bonds
1,215 5.000
10/15/40
1,411
Utah Infrastructure Agency Revenue Bonds
795 4.000
10/15/41
925

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
654 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah Infrastructure Agency Revenue Bonds
960 4.000
10/15/44
1,109
Utah State Charter School Finance Authority Revenue Bonds
275 4.000
10/15/26
312
Utah State Charter School Finance Authority Revenue Bonds
285 4.000
10/15/27
327
Utah State Charter School Finance Authority Revenue Bonds
300 4.000
10/15/28
348
Utah State Charter School Finance Authority Revenue Bonds
310 4.000
10/15/29
363
Utah State Charter School Finance Authority Revenue Bonds
1,020 4.000
04/15/30
1,201
Utah State Charter School Finance Authority Revenue Bonds
525 4.000
04/15/33
602
Utah State Charter School Finance Authority Revenue Bonds
1,215 5.000
10/15/33
1,324
Utah State Charter School Finance Authority Revenue Bonds
460 5.000
04/15/34
558
Utah State Charter School Finance Authority Revenue Bonds
1,110 4.000
04/15/35
1,286
Utah State Charter School Finance Authority Revenue Bonds
1,435 4.000
04/15/40
1,643
Utah Transit Authority Revenue Bonds
(µ) 2,000 5.250
06/15/32
2,680
Utah Transit Authority Revenue Bonds
1,860 5.000
12/15/35
2,287
42,017
Vermont - 0.1%
City of Burlington Airport Revenue Bonds
(µ) 335 5.000
07/01/24
361
University of Vermont and State Agricultural College Revenue Bonds
1,290 5.000
10/01/43
1,565
Vermont Housing Finance Agency Revenue Bonds
1,783 4.750
11/01/48
1,957
Vermont Municipal Bond Bank Revenue Bonds
1,150 4.000
10/01/31
1,368
5,251
Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Revenue Bonds
2,580 5.000
10/01/25
2,586
Virgin Islands Public Finance Authority Revenue Bonds
2,385 5.000
10/01/29
2,391
Virgin Islands Public Finance Authority Revenue Bonds
700 6.625
10/01/29
706
Virgin Islands Public Finance Authority Revenue Bonds
(µ) 1,680 5.000
10/01/32
1,733
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750
10/01/37
1,300
8,716
Virginia - 0.9%
Ballston Quarter Community Development Authority Tax Allocation
500 5.000
03/01/26
478
Ballston Quarter Community Development Authority Tax Allocation
1,000 5.125
03/01/31
913
Chesapeake Bay Bridge & Tunnel District Revenue Bonds
3,090 5.000
11/01/23
3,368
Chesapeake Economic Development Authority Pollution Control Revenue Bonds
(~)(æ)(Ê) 300 1.900
02/01/32
307
Chesapeake Hospital Authority Revenue Bonds
800 4.000
07/01/35
925
Chesapeake Hospital Authority Revenue Bonds
775 4.000
07/01/36
894
Chesapeake Hospital Authority Revenue Bonds
1,205 4.000
07/01/37
1,387
City of Newport News General Obligation Unlimited
255 3.000
02/01/27
283
City of Newport News General Obligation Unlimited
250 3.000
02/01/28
280
City of Newport News General Obligation Unlimited
250 3.000
02/01/29
283
City of Newport News General Obligation Unlimited
250 3.000
02/01/30
284
City of Newport News General Obligation Unlimited
250 3.000
02/01/31
286
City of Newport News General Obligation Unlimited
250 4.000
02/01/32
314
City of Newport News General Obligation Unlimited
250 4.000
02/01/33
319
City of Richmond Public Utility Revenue Bonds
115 5.000
01/15/22
116
County of Fairfax General Obligation Unlimited
175 4.000
10/01/22
181
County of Fairfax Sewer Revenue Bonds
1,000 4.000
07/15/40
1,212
County of Fairfax Sewer Revenue Bonds
1,000 4.000
07/15/41
1,209
County of Fairfax Sewer Revenue Bonds
1,000 4.000
07/15/42
1,203
Farmville Industrial Development Authority Revenue Bonds
1,255 5.000
01/01/32
1,489

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 655
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Farmville Industrial Development Authority Revenue Bonds
1,315 5.000
01/01/33
1,556
James City County Economic Development Authority Revenue Bonds
45 4.000
12/01/22
46
James City County Economic Development Authority Revenue Bonds
410 4.000
12/01/24
443
James City County Economic Development Authority Revenue Bonds
435 4.000
12/01/26
486
James City County Economic Development Authority Revenue Bonds
460 4.000
12/01/28
522
James City County Economic Development Authority Revenue Bonds
225 4.000
12/01/30
254
James City County Economic Development Authority Revenue Bonds
500 4.000
12/01/35
553
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(æ)
(Ê) 350 1.800
11/01/35
352
Louisa Industrial Development Authority Pollution Control Revenue Bonds
(~)(æ)
(Ê) 175 1.900
11/01/35
179
Norfolk Airport Authority Revenue Bonds
650 4.000
07/01/23
690
Norfolk Airport Authority Revenue Bonds
380 4.000
07/01/25
426
Peninsula Ports Authority Revenue Bonds
(~)(æ)(Ê) 350 1.700
10/01/33
354
Rockingham County Economic Development Authority Revenue Bonds
1,045 4.000
12/01/29
1,240
Rockingham County Economic Development Authority Revenue Bonds
1,085 4.000
12/01/30
1,279
Rockingham County Economic Development Authority Revenue Bonds
1,135 4.000
12/01/31
1,329
Salem Economic Development Authority Revenue Bonds
45 5.000
04/01/26
52
Salem Economic Development Authority Revenue Bonds
45 5.000
04/01/27
53
Salem Economic Development Authority Revenue Bonds
50 5.000
04/01/28
60
Salem Economic Development Authority Revenue Bonds
55 5.000
04/01/29
68
Salem Economic Development Authority Revenue Bonds
45 5.000
04/01/30
56
Salem Economic Development Authority Revenue Bonds
90 5.000
04/01/31
112
Salem Economic Development Authority Revenue Bonds
35 5.000
04/01/32
43
Salem Economic Development Authority Revenue Bonds
80 5.000
04/01/33
99
Salem Economic Development Authority Revenue Bonds
50 5.000
04/01/34
62
Salem Economic Development Authority Revenue Bonds
110 5.000
04/01/35
135
Salem Economic Development Authority Revenue Bonds
55 5.000
04/01/36
67
Salem Economic Development Authority Revenue Bonds
125 5.000
04/01/37
153
Salem Economic Development Authority Revenue Bonds
55 4.000
04/01/39
62
Salem Economic Development Authority Revenue Bonds
35 4.000
04/01/40
39
Spotsylvania County Economic Development Authority Revenue Bonds
2,000 5.000
06/01/28
2,515
Spotsylvania County Economic Development Authority Revenue Bonds
2,150 4.000
06/01/29
2,611
Spotsylvania County Economic Development Authority Revenue Bonds
895 4.000
06/01/30
1,102
Virginia College Building Authority Revenue Bonds
125 5.000
06/01/22
128
Virginia College Building Authority Revenue Bonds
125 5.000
06/01/23
134
Virginia College Building Authority Revenue Bonds
25 5.000
06/01/28
30
Virginia College Building Authority Revenue Bonds
50 5.000
06/01/29
61
Virginia College Building Authority Revenue Bonds
50 5.000
06/01/30
62
Virginia College Building Authority Revenue Bonds
200 5.000
06/01/31
253
Virginia College Building Authority Revenue Bonds
125 4.000
06/01/36
143
Virginia Commonwealth Transportation Board Revenue Bonds
(æ) 485 4.000
03/15/25
492
Virginia Housing Development Authority Revenue Bonds
1,510 3.100
12/01/45
1,577
Virginia Resources Authority Revenue Bonds
150 5.000
11/01/21
150
Virginia Small Business Financing Authority Revenue Bonds
1,000 5.000
01/01/33
1,215
Virginia Small Business Financing Authority Revenue Bonds
500 4.000
12/01/36
563
Virginia Small Business Financing Authority Revenue Bonds
1,400 4.000
01/01/45
1,581

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
656 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
York County Economic Development Authority Pollution Control Revenue Bonds
(~)(æ)(Ê) 550 1.900
05/01/33
563
39,681
Washington - 1.4%
City of Seattle Drainage & Wastewater Revenue Bonds
1,625 4.000
07/01/35
1,868
City of Seattle Municipal Light & Power Revenue Bonds
1,360 4.000
07/01/36
1,652
City of Seattle Municipal Light & Power Revenue Bonds
1,390 4.000
07/01/37
1,681
City of Seattle Municipal Light & Power Revenue Bonds
1,000 4.000
07/01/39
1,200
County of King Sewer Revenue Bonds
3,085 5.000
01/01/28
3,257
Energy Northwest Revenue Bonds
105 5.000
07/01/22
108
Greater Wenatchee Regional Events Center Public Facilities District Revenue
Bonds
1,000 4.500
09/01/22
1,035
King County School District No. 414 Lake Washington General Obligation
Unlimited
650 5.000
12/01/34
801
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 830 5.000
12/01/30
1,054
Klickitat County Public Utility District No. 1 Revenue Bonds
(µ) 900 5.000
12/01/31
1,139
Port of Seattle Revenue Bonds
1,285 5.000
03/01/23
1,366
Port of Seattle Revenue Bonds
2,480 5.000
08/01/30
2,566
Spokane Public Facilities District Revenue Bonds
970 5.000
12/01/34
1,107
State of Washington General Obligation Unlimited
7,835 5.000
02/01/25
8,985
State of Washington General Obligation Unlimited
5,205 5.000
07/01/29
6,116
State of Washington General Obligation Unlimited
7,465 5.000
08/01/36
9,640
Washington Health Care Facilities Authority Revenue Bonds
2,300 5.000
08/15/29
2,718
Washington Health Care Facilities Authority Revenue Bonds
700 5.000
07/01/30
779
Washington Health Care Facilities Authority Revenue Bonds
(~)(æ)(Ê) 1,800 4.000
10/01/30
2,183
Washington Health Care Facilities Authority Revenue Bonds
225 5.000
08/01/35
279
Washington Health Care Facilities Authority Revenue Bonds
535 5.000
08/01/36
660
Washington Health Care Facilities Authority Revenue Bonds
285 5.000
08/01/37
350
Washington Health Care Facilities Authority Revenue Bonds
285 5.000
08/01/38
349
Washington Health Care Facilities Authority Revenue Bonds
1,625 5.000
10/01/38
2,048
Washington Health Care Facilities Authority Revenue Bonds
(~)(æ)(Ê) 715 5.000
08/01/49
837
Washington State Convention Center Public Facilities District Revenue Bonds
1,385 4.000
07/01/37
1,584
Washington State Housing Finance Commission Revenue Bonds
(Þ) 1,500 2.375
01/01/26
1,501
Washington State Housing Finance Commission Revenue Bonds
(Þ) 1,625 2.125
07/01/27
1,612
Washington State Housing Finance Commission Revenue Bonds
2,270 4.000
12/01/48
2,456
60,931
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited
855 5.000
06/01/35
1,080
State of West Virginia General Obligation Unlimited
1,600 5.000
12/01/36
2,016
West Virginia Hospital Finance Authority Revenue Bonds
2,380 5.000
01/01/28
2,902
West Virginia Hospital Finance Authority Revenue Bonds
425 5.000
09/01/29
532
West Virginia Hospital Finance Authority Revenue Bonds
480 5.000
09/01/30
600
West Virginia Hospital Finance Authority Revenue Bonds
400 5.000
09/01/31
497
West Virginia Hospital Finance Authority Revenue Bonds
300 5.000
09/01/32
371
West Virginia Hospital Finance Authority Revenue Bonds
230 5.000
01/01/33
281
West Virginia Hospital Finance Authority Revenue Bonds
270 5.000
01/01/34
329
West Virginia Hospital Finance Authority Revenue Bonds
325 5.000
01/01/35
396
West Virginia Hospital Finance Authority Revenue Bonds
670 5.000
01/01/36
813
West Virginia Parkways Authority
2,000 5.000
06/01/38
2,590
12,407

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 657
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin - 0.9%
City of Racine Waterworks System Revenue Bonds
(µ) 785 5.000
09/01/28
968
City of Racine Waterworks System Revenue Bonds
(µ) 1,170 5.000
09/01/29
1,437
City of Racine Waterworks System Revenue Bonds
(µ) 1,590 4.000
09/01/37
1,792
Public Finance Authority Revenue Bonds
295 5.000
10/01/24
325
Public Finance Authority Revenue Bonds
(µ) 30 4.000
07/01/26
34
Public Finance Authority Revenue Bonds
125 3.000
12/01/26
133
Public Finance Authority Revenue Bonds
(µ) 30 4.000
07/01/27
35
Public Finance Authority Revenue Bonds
(µ) 30 4.000
07/01/28
35
Public Finance Authority Revenue Bonds
(µ) 30 4.000
07/01/29
35
Public Finance Authority Revenue Bonds
(Þ) 1,250 5.125
11/15/29
1,340
Public Finance Authority Revenue Bonds
860 4.000
01/01/30
968
Public Finance Authority Revenue Bonds
(µ) 35 4.000
07/01/30
41
Public Finance Authority Revenue Bonds
(~)(æ)(Ê) 600 4.000
10/01/30
727
Public Finance Authority Revenue Bonds
(µ) 45 4.000
07/01/31
52
Public Finance Authority Revenue Bonds
450 4.000
12/01/31
530
Public Finance Authority Revenue Bonds
(µ) 55 4.000
07/01/32
63
Public Finance Authority Revenue Bonds
(µ) 25 4.000
07/01/33
29
Public Finance Authority Revenue Bonds
(µ) 20 4.000
07/01/34
23
Public Finance Authority Revenue Bonds
(Þ) 170 4.500
01/01/35
182
Public Finance Authority Revenue Bonds
(µ) 20 4.000
07/01/35
23
Public Finance Authority Revenue Bonds
335 5.000
07/01/35
424
Public Finance Authority Revenue Bonds
(Þ) 115 5.000
12/01/35
131
Public Finance Authority Revenue Bonds
(µ) 30 4.000
07/01/36
34
Public Finance Authority Revenue Bonds
40 5.000
07/01/36
51
Public Finance Authority Revenue Bonds
(µ) 280 4.000
07/01/37
317
Public Finance Authority Revenue Bonds
310 5.000
07/01/37
391
Public Finance Authority Revenue Bonds
600 4.000
11/15/37
692
Public Finance Authority Revenue Bonds
(µ) 335 4.000
07/01/38
379
Public Finance Authority Revenue Bonds
40 5.000
07/01/38
50
Public Finance Authority Revenue Bonds
(µ) 335 4.000
07/01/39
377
Public Finance Authority Revenue Bonds
40 5.000
07/01/39
50
Public Finance Authority Revenue Bonds
(µ) 35 4.000
07/01/40
39
Public Finance Authority Revenue Bonds
40 5.000
07/01/40
50
Public Finance Authority Revenue Bonds
125 4.000
07/01/41
137
Public Finance Authority Revenue Bonds
40 5.000
07/01/41
50
Public Finance Authority Revenue Bonds
2,000 4.000
12/01/41
2,232
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds
(æ) 5,000 5.000
06/01/26
5,594
Wisconsin Department of Transportation Revenue Bonds
5,950 5.000
07/01/22
6,143
Wisconsin Health & Educational Facilities Authority Revenue Bonds
50 4.000
03/15/30
56
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,600 5.000
02/15/32
2,032
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,000 5.000
02/15/33
1,267
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000
02/15/34
1,760
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,500 4.000
02/15/35
1,756
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(µ) 1,590 4.000
02/15/36
1,855
Wisconsin Health & Educational Facilities Authority Revenue Bonds
130 4.000
09/15/36
139
Wisconsin Health & Educational Facilities Authority Revenue Bonds
640 5.000
07/01/38
746
Wisconsin Health & Educational Facilities Authority Revenue Bonds
135 4.000
09/15/41
143
Wisconsin Health & Educational Facilities Authority Revenue Bonds
125 4.000
09/15/45
131

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
658 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Health & Educational Facilities Authority Revenue Bonds
(SIFMA
Municipal Swap Index + 0.650%)(æ)(Ê) 4,150 0.770
08/15/54
4,188
39,986
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds
4,010 3.625
07/15/39
4,264
Total Municipal Bonds
(cost $3,857,875) 4,032,288
Short-Term Investments - 4.3%
U.S. Cash Management Fund (@) 181,063,330 (∞) 181,027
Total Short-Term Investments
(cost $181,028) 181,027
Total Investments - 99.4%
(identified cost $4,038,903) 4,213,315
Other Assets and Liabilities, Net - 0.6%
26,929
Net Assets - 100.0%
4,240,244

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 659
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.6%
Arizona Industrial Development Authority Revenue Bonds 04/15/21 265,000 102.57 272
275
Artisan Lakes East Community Development District Special Assessment 06/17/21 605,000 100.00 605
602
Astonia Community Development District Special Assessment 07/09/21 200,000 100.00 200
198
Astonia Community Development District Special Assessment 07/09/21 250,000 100.00 250
246
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 125,000 100.00 125
124
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 06/09/21 250,000 100.00 250
247
California Health Facilities Financing Authority Revenue Bonds 05/27/21 875,000 100.00 875
880
California School Finance Authority Revenue Bonds 04/29/21 260,000 101.89 265
265
California School Finance Authority Revenue Bonds 04/29/21 295,000 102.96 304
302
California School Finance Authority Revenue Bonds 04/29/21 215,000 107.66 231
229
California School Finance Authority Revenue Bonds 07/21/21 100,000 116.97 117
114
California School Finance Authority Revenue Bonds 07/29/21 525,000 114.07 599
585
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.25 2,610
2,880
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 107.69 377
417
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
129
Capital Trust Agency, Inc. Revenue Bonds 08/10/20 500,000 98.52 493
565
Capital Trust Agency, Inc. Revenue Bonds 12/03/20 1,000,000 106.22 1,062
1,145
Capital Trust Agency, Inc. Revenue Bonds 09/24/21 100,000 110.23 110
108
Celebration Pointe Community Development District Special Assessment 05/16/17 90,000 100.15 90
91
Chester County Industrial Development Authority Special Assessment 08/16/18 275,000 99.32 273
299
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.23 4,712
6,439
City of Crandall Special Assessment 06/08/21 100,000 100.00 100
101
City of Crandall Special Assessment 06/08/21 50,000 100.00 50
50
City of Haslet Special Assessment 10/19/21 347,000 100.00 347
346
City of Hutto Special Assessment 10/22/21 330,000 100.00 330
330
City of Justin Special Assessment 03/27/18 910,000 100.00 910
998
City of Justin Special Assessment 03/27/18 310,000 100.00 310
319
City of Kyle Special Assessment 10/20/21 324,000 100.00 324
323
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
677
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
322
City of Midlothian Special Assessment 03/24/21 280,000 100.00 280
279
City of Princeton Special Assessment 04/24/18 485,000 100.00 485
522
City of Princeton Special Assessment 10/02/20 200,000 101.48 203
204
City of Princeton Special Assessment 05/25/21 129,000 100.00 129
127
City of Princeton Special Assessment 09/28/21 210,000 100.00 210
208
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 101.55 1,955
1,977
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 1,390,000 100.00 1,390
1,408
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 895,000 100.00 895
919
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
101
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
102
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 107.43 107
113
Copper Oaks Community Development District Special Assessment 06/03/21 770,000 100.41 773
769
Copper Oaks Community Development District Special Assessment 06/03/21 681,000 101.66 692
687
Corkscrew Farms Community Development District Special Assessment 12/13/17 35,000 100.00 35
36
Corkscrew Farms Community Development District Special Assessment 12/13/17 175,000 100.00 175
188
Dauphin County General Authority Revenue Bonds 07/13/17 880,000 99.95 880
899
Dauphin County General Authority Revenue Bonds 12/21/20 700,000 100.00 700
757
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 110.67 1,107
1,193
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,290,000 99.19 1,284
1,399
District of Columbia Revenue Bonds 01/29/21 250,000 113.95 285
291
Douglas County Hospital Authority No. 2 Revenue Bonds 09/27/21 275,000 100.01 275
275
Downtown Doral South Community Development District Special Assessment 09/10/18 310,000 100.00 310
316
DW Bayview Community Development District Special Assessment 02/05/21 50,000 100.00 50
50
DW Bayview Community Development District Special Assessment 02/05/21 60,000 100.00 60
60
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.40 60
63
Eagle Pointe Community Development District Special Assessment 07/15/20 35,000 99.83 35
36
East Bonita Beach Road Community Development District Special Assessment 08/29/18 70,000 100.00 70
71
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99.83 339
367
Entrada Community Development District Special Assessment 09/23/21 370,000 99.46 368
364
Epperson North Community Development District Special Assessment 10/05/21 300,000 100.00 300
300
Epperson North Community Development District Special Assessment 10/05/21 240,000 100.00 240
240

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
660 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 107.16 107
110
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 112.04 140
145
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 113.18 113
116
Florida Development Finance Corp. Revenue Bonds 10/21/20 225,000 102.99 232
262
Florida Development Finance Corp. Revenue Bonds 07/23/21 610,000 100.00 610
604
Florida Development Finance Corp. Revenue Bonds 07/23/21 100,000 112.59 113
111
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 800,000 100.46 804
917
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 150,000 100.70 151
172
Gracewater Sarasota Community Development District Special Assessment 09/24/21 470,000 100.00 470
468
Harmony West Community Development District Special Assessment 06/19/18 195,000 100.00 195
200
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
456
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
708
Hills Minneola Community Development District Special Assessment 07/16/20 180,000 100.00 180
182
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
145
Illinois Finance Authority Revenue Bonds 07/01/21 300,000 113.89 342
336
Illinois Finance Authority Revenue Bonds 07/01/21 445,000 114.03 507
496
Illinois Finance Authority Revenue Bonds 07/01/21 440,000 114.48 504
492
Illinois Finance Authority Revenue Bonds 07/01/21 500,000 114.72 574
563
Illinois Finance Authority Revenue Bonds 07/01/21 340,000 114.93 391
382
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
362
Kingman Gate Community Development District Special Assessment 03/03/21 250,000 100.00 250
252
Kingman Gate Community Development District Special Assessment 03/03/21 200,000 100.00 200
201
Lakewood Ranch Stewardship District Special Assessment 09/01/21 260,000 99.21 258
255
Lakewood Ranch Stewardship District Special Assessment 09/01/21 225,000 99.64 224
223
Maricopa County Industrial Development Authority Revenue Bonds 09/23/21 365,000 109.72 400
397
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 315,000 100.00 315
322
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 102.87 309
339
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
583
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 113.37 113
113
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 114.55 115
114
Mississippi Development Bank Revenue Bonds 10/01/21 100,000 115.71 116
115
Mississippi Development Bank Revenue Bonds 10/01/21 125,000 116.60 146
145
Mississippi Development Bank Revenue Bonds 10/01/21 175,000 117.51 206
205
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.50 532
584
Nevada Department of Business & Industry Revenue Bonds 08/31/17 85,000 100.00 85
86
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 105.05 357
378
Nevada Department of Business & Industry Revenue Bonds 04/06/18 640,000 100.00 640
701
New York Liberty Development Corp. Revenue Bonds 07/07/20 645,000 104.96 677
703
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 105.04 788
800
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 305,000 110.17 336
344
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 660,000 113.65 750
776
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 440,000 114.22 502
522
Philadelphia Authority for Industrial Development Revenue Bonds 11/20/20 415,000 115.03 478
496
Port of Greater Cincinnati Development Authority Revenue Bonds 03/30/21 100,000 100.31 100
101
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.54 1,232
1,340
Public Finance Authority Revenue Bonds 07/17/20 170,000 100.00 170
182
Public Finance Authority Revenue Bonds 12/03/20 115,000 111.73 128
131
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/03/21 1,750,000 113.17 1,980
1,928
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 09/27/21 600,000 122.38 734
733
Rivers Edge III Community Development District Special Assessment 04/07/21 300,000 99.51 299
301
Rivers Edge III Community Development District Special Assessment 04/07/21 260,000 99.70 259
260
Royse City Special Assessment 06/30/20 175,000 102.86 180
186
Royse City Special Assessment 07/15/20 155,000 100.00 155
157
Royse City Special Assessment 07/15/20 100,000 100.00 100
104
Sandmine Road Community Development District Special Assessment 10/14/21 300,000 100.00 300
300
Sarasota National Community Development District Special Assessment 03/26/21 125,000 99.64 125
126
Sawyers Landing Community Development District Special Assessment 08/04/21 295,000 99.54 294
301
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.17 545
595
South Carolina Jobs-Economic Development Authority Revenue Bonds 07/30/21 500,000 108.25 541
531
Stonewater Community Development District Special Assessment 10/13/21 275,000 100.00 275
275
Summer Woods Community Development District Special Assessment 10/05/21 195,000 100.00 195
195
Summerstone Community Development District Special Assessment 09/09/21 290,000 100.00 290
288
Tempe Industrial Development Authority Revenue Bonds 12/20/17 510,000 100.04 510
510
Timber Creek Community Development District Special Assessment 06/20/18 170,000 100.00 170
174

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 661
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
615
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.83 399
436
Tohoqua Community Development District Special Assessment 03/05/21 320,000 100.00 320
323
Town of Flower Mound Special Assessment 02/09/21 750,000 100.00 750
738
Town of Flower Mound Special Assessment 02/09/21 800,000 100.00 800
783
Union Park East Community Development District Special Assessment 09/15/21 110,000 100.00 110
109
V-Dana Community Development District Special Assessment 04/01/21 375,000 100.00 375
376
V-Dana Community Development District Special Assessment 04/01/21 125,000 99.39 124
126
Veranda Community Development District II Special Assessment 02/24/21 45,000 100.00 45
45
Veranda Community Development District II Special Assessment 02/24/21 55,000 100.00 55
55
Verano No. 3 Community Development District Special Assessment 04/16/21 120,000 100.00 120
121
Verano No. 3 Community Development District Special Assessment 04/16/21 100,000 100.00 100
100
Village Community Development District No. 12 Special Assessment 03/16/18 1,465,000 100.00 1,465
1,593
Washington State Housing Finance Commission Revenue Bonds 09/19/19 1,500,000 100.00 1,500
1,501
Washington State Housing Finance Commission Revenue Bonds 09/10/21 1,625,000 100.00 1,625
1,612
West Villages Improvement District Special Assessment 03/31/21 825,000 100.00 825
831
Westchester County Local Development Corp. Revenue Bonds 10/28/21 1,500,000 100.00 1,500 1,500
69,390
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 5 Year Treasury Note Futures 1,550 USD 188,712 12/21
2,442
United States 10 Year Treasury Note Futures 805 USD 105,216 12/21
1,863
United States 10 Year Ultra Treasury Note Futures 116 USD 16,824 12/21 297
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts 4,602
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Municipal Bonds
Alabama $ — $ 60,258 $ —
$ —
$ 60,258 1.4
Alaska — 18,738 —
—
18,738 0.4
Arizona — 66,019 —
—
66,019 1.6
Arkansas — 14,506 —
—
14,506 0.3
California — 306,060 —
—
306,060 7.2
Colorado — 107,281 —
—
107,281 2.5
Connecticut — 85,458 —
—
85,458 2.0
Delaware — 12,489 —
—
12,489 0.3
District of Columbia — 38,735 —
—
38,735 0.9

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
662 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Florida — 259,227 —
—
259,227 6.1
Georgia — 57,942 —
—
57,942 1.4
Guam — 67,200 —
—
67,200 1.6
Hawaii — 21,481 —
—
21,481 0.5
Idaho — 17,537 —
—
17,537 0.4
Illinois — 557,017 —
—
557,017 13.1
Indiana — 21,461 —
—
21,461 0.5
Iowa — 34,331 —
—
34,331 0.8
Kansas — 13,978 —
—
13,978 0.3
Kentucky — 38,130 —
—
38,130 0.9
Louisiana — 76,503 —
—
76,503 1.8
Maine — 6,275 —
—
6,275 0.2
Maryland — 48,551 —
—
48,551 1.2
Massachusetts — 41,491 —
—
41,491 1.0
Michigan — 141,962 —
—
141,962 3.4
Minnesota — 17,255 —
—
17,255 0.4
Mississippi — 54,408 —
—
54,408 1.3
Missouri — 27,555 —
—
27,555 0.7
Montana — 6,933 —
—
6,933 0.2
Nebraska — 9,902 —
—
9,902 0.3
Nevada — 44,122 —
—
44,122 1.0
New Hampshire — 21,109 —
—
21,109 0.5
New Jersey — 200,139 —
—
200,139 4.7
New Mexico — 3,145 —
—
3,145 0.1
New York — 424,769 —
—
424,769 10.0
North Carolina — 44,288 —
—
44,288 1.1
North Dakota — 4,043 —
—
4,043 0.1
Ohio — 79,789 —
—
79,789 1.9
Oklahoma — 22,016 —
—
22,016 0.5
Oregon — 11,093 —
—
11,093 0.3
Pennsylvania — 221,326 —
—
221,326 5.2
Puerto Rico — 107,228 —
—
107,228 2.6
Rhode Island — 13,503 —
—
13,503 0.3
South Carolina — 35,679 —
—
35,679 0.8
South Dakota — 1,578 —
—
1,578 —
*
Tennessee — 25,044 —
—
25,044 0.6
Texas — 331,481 —
—
331,481 7.8
Utah — 42,017 —
—
42,017 1.0
Vermont — 5,251 —
—
5,251 0.1
Virgin Islands — 8,716 —
—
8,716 0.2
Virginia — 39,681 —
—
39,681 0.9

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 663
Presentation of Portfolio Holdings
Amount in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Washington — 60,931 —
—
60,931 1.4
West Virginia — 12,407 —
—
12,407 0.3
Wisconsin — 39,986 —
—
39,986 0.9
Wyoming — 4,264 —
—
4,264 0.1
Short-Term Investments — — — 181,027 181,027 4.3
Total Investments $ — $ 4,032,288 $ — $ 181,027 $ 4,213,315 99.4
Other Assets and Liabilities, Net
0.6
100.0
Other Financial Instruments
Assets
Futures Contracts 4,602 — — — 4,602 0.1
Total Other Financial Instruments
**
$ 4,602 $ — $ — $ — $ 4,602
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.
664 Tax-Exempt Bond Fund
Russell Investment Company
Tax-Exempt Bond Fund
Fair Value of Derivative Instruments — October 31, 2021
Amounts in thousands
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 4,602
Derivatives not accounted for as hedging instruments
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 4,679
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 3,321
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 665
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 4,038,903
Investments, at fair value(>) ...........................................................................................................................................................
4,213,315
Cash ............................................................................................................................................................................................... 17,273
Receivables:
Dividends and interest ....................................................................................................................................................... 43,987
Dividends from affiliated funds .......................................................................................................................................... 10
Investments sold ................................................................................................................................................................ 14,370
Fund shares sold ................................................................................................................................................................ 8,255
Variation margin on futures contracts ................................................................................................................................. 4,608
Total assets .................................................................................................................................................
4,301,818
Liabilities
Payables:
Due to broker (a ) ................................................................................................................................................................ 2,093
Investments purchased ...................................................................................................................................................... 55,813
Fund shares redeemed ....................................................................................................................................................... 1,712
Accrued fees to affiliates .................................................................................................................................................... 1,684
Other accrued expenses ..................................................................................................................................................... 272
Total liabilities .............................................................................................................................................
61,574
Net Assets ............................................................................................................................................................
$ 4,240,244

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
666 Tax-Exempt Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 120,291
Shares of beneficial interest ...........................................................................................................................................................
1,778
Additional paid-in capital ..............................................................................................................................................................
4,118,175
Net Assets ............................................................................................................................................................
$ 4,240,244
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 23.94
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A ......................................................... $ 2 4 . 87
Class A — Net assets ............................................................................................................................................................. $ 39,060,257
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 1,631,728
Net asset value per share: Class C(#) ............................................................................................................................................. $ 23.78
Class C — Net assets ............................................................................................................................................................. $ 26,500,348
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 1,114,195
Net asset value per share: Class M(#) ............................................................................................................................................ $ 23.85
Class M — Net assets ............................................................................................................................................................ $ 1,168,244,756
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 48,984,595
Net asset value per share: Class S(#) .............................................................................................................................................. $ 23.84
Class S — Net assets ............................................................................................................................................................. $ 3,006,438,597
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 126,095,169
Amounts in thousands
(>)     Investments in affiliates, U.S. Cash Management Fund $ 181,027
(a)      Due to Broker for Futures $ 2,093
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 667
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3
Dividends from affiliated funds ......................................................................................................................................... 73
Interest .............................................................................................................................................................................. 91,142
Total investment income ...............................................................................................................................................................
91,218
Expenses
Advisory fees .................................................................................................................................................................... 11,022
Administrative fees ........................................................................................................................................................... 1,767
Custodian fees ................................................................................................................................................................... 275
Distribution fees - Class A ................................................................................................................................................ 94
Distribution fees - Class C ................................................................................................................................................ 188
Transfer agent fees - Class A ............................................................................................................................................ 75
Transfer agent fees - Class C ............................................................................................................................................. 50
Transfer agent fees - Class M ............................................................................................................................................ 1,800
Transfer agent fees - Class S ............................................................................................................................................. 5,423
Professional fees ............................................................................................................................................................... 430
Registration fees ............................................................................................................................................................... 238
Shareholder servicing fees - Class C ................................................................................................................................. 63
Trustees’ fees .................................................................................................................................................................... 146
Printing fees ...................................................................................................................................................................... 157
Proxy fees ......................................................................................................................................................................... 167
Miscellaneous ................................................................................................................................................................... 59
Expenses before reductions .............................................................................................................................................. 21,954
Expense reductions ........................................................................................................................................................... (3,090)
Net expenses .................................................................................................................................................................................
18,864
Net investment income (loss) ........................................................................................................................................................
72,354
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 220
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 4,679
Net realized gain (loss) ..................................................................................................................................................................
4,898
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 30,173
Futures contracts .............................................................................................................................................................. 3,321
Net change in unrealized appreciation (depreciation) ................................................................................................................... 33,494
Net realized and unrealized gain (loss) ......................................................................................................................................... 38,392
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 110,746

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
668 Tax-Exempt Bond Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 72,354 $ 56,520
Net realized gain (loss) ...................................................................................................................... 4,898 (14,849)
Net change in unrealized appreciation (depreciation) ....................................................................... 33,494 20,137
Net increase (decrease) in net assets from operations ............................................................................. 110,746 61,808
Distributions
To shareholders
Class A .......................................................................................................................................... (756) (724)
Class C .......................................................................................................................................... (336) (377)
Class E(1) ...................................................................................................................................... — (19)
Class M ......................................................................................................................................... (20,936) (13,196)
Class S ........................................................................................................................................... (62,448) (68,115)
Net decrease in net assets from distributions .......................................................................................... (84,476) (82,431)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 1,071,416 222,405
Total Net Increase (Decrease) in Net Assets ..........................................................................
1,097,686 201,782
Net Assets
Beginning of period .................................................................................................................................
3,142,558 2,940,776
End of period ..........................................................................................................................................
$ 4,240,244 $ 3,142,558

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 669
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 415 $ 10,020 575 $ 13,541
Proceeds from reinvestment of distributions 31 746 30 713
Payments for shares redeemed (267) (6,425) (291) (6,799)
Net increase (decrease)
179 4,341 314 7,455
Class C
Proceeds from shares sold 409 9,807 280 6,595
Proceeds from reinvestment of distributions 14 336 16 376
Payments for shares redeemed (289) (6,940) (267) (6,263)
Net increase (decrease)
134 3,203 29 708
Class E(1)
Proceeds from shares sold — — 4 96
Proceeds from reinvestment of distributions — — 1 17
Payments for shares redeemed — — (60) (1,422)
Net increase (decrease)
— — (55) (1,309)
Class M
Proceeds from shares sold 31,248 750,413 9,816 230,272
Proceeds from reinvestment of distributions 872 20,902 562 13,189
Payments for shares redeemed (4,747) (114,063) (6,756) (156,590)
Net increase (decrease)
27,373 657,252 3,622 86,871
Class S
Proceeds from shares sold 41,249 991,505 36,592 860,296
Proceeds from reinvestment of distributions 2,600 62,287 2,895 67,915
Payments for shares redeemed (26,982) (647,172) (34,401) (799,531)
Net increase (decrease)
16,867 406,620 5,086 128,680
Total increase (decrease)
44,553 $ 1,071,416 8,996 $ 222,405
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Tax-Exempt Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
670 Tax-Exempt Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class A
October 31, 2021 23.67 .40 .36 .76 (.49) (.49)
October 31, 2020 23.75 .36 .12 .48 (.56) (.56)
October 31, 2019 22.56 .61 1.19 1.80 (.61) (.61)
October 31, 2018 23.19 .59 (.65) (.06) (.57) (.57)
October 31, 2017 23.45 .55 (.27) .28 (.54) (.54)
Class C
October 31, 2021 23.53 .23 .3 4 .5 7 (.32) (.32)
October 31, 2020 23.61 .19 .12 .31 (.39) (.39)
October 31, 2019 22.43 .45 1.17 1.62 (.44) (.44)
October 31, 2018 23.05 .42 (.63) (.21) (.41) (.41)
October 31, 2017 23.32 .39 (.28) .11 (.38) (.38)
Class M
October 31, 2021 23.58 .49 .36 .85 (.58) (.58)
October 31, 2020 23.67 .45 .11 .56 (.65) (.65)
October 31, 2019 22.49 .70 1.18 1.88 (.70) (.70)
October 31, 2018 23.11 .67 (.63) .04 (.66) (.66)
October 31, 2017(3) 22.68 .40 .40 .80 (.37) (.37)
Class S
October 31, 2021 23.58 .47 .35 .82 (.56) (.56)
October 31, 2020 23.66 .43 .12 .55 (.63) (.63)
October 31, 2019 22.48 .68 1.17 1.85 (.67) (.67)
October 31, 2018 23.10 .65 (.63) .02 (.64) (.64)
October 31, 2017 23.37 .62 (.28) .34 (.61) (.61)

See accompanying notes which are an integral part of the financial statements.
Tax-Exempt Bond Fund 671
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
23.94 3.22 39,060 .8 4 .8 2 1.67 19
23.67 2.06 34,384 .84 .82 1.53 43
23.75 8.06 27,045 .82 .80 2.64 35
22.56 (.26) 23,575 .83 .81 2.56 51
23.19 1.24 23,840 .83 .81 2.40 45
23.78 2.44 26,500 1.5 9 1.5 3 .96 19
23.53 1.35 23,071 1.59 1.53 .82 43
23.61 7.30 22,469 1.58 1.52 1.93 35
22.43 (.92) 23,819 1.58 1.52 1.85 51
23.05 .48 25,982 1.58 1.52 1.70 45
23.85 3.63 1,168,245 .5 9 .4 3 2.04 19
23.58 2.43 509,715 .59 .43 1.92 43
23.67 8.46 425,788 .58 .42 2.99 35
22.49 .17 151,219 .58 .42 2.96 51
23.11 3.55 82,303 .58 .42 2.80 45
23.84 3.49 3,006,439 .5 9 .5 3 1.96 19
23.58 2.37 2,575,388 .59 .53 1.82 43
23.66 8.35 2,464,168 .58 .52 2.92 35
22.48 .07 2,212,775 .58 .52 2.85 51
23.10 1.50 1,803,607 .58 .52 2.69 45

Russell Investment Company
Tax-Exempt Bond Fund
See accompanying notes which are an integral part of the financial statements.
672 Tax-Exempt Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 1,068,479
Administration fees 170,946
Distribution fees 25,180
Shareholder servicing fees 5,588
Transfer agent fees 401,929
Trustee fees 12,064
$ 1,684,186
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 7,195 $ 1,225,903 $ 1,052,070 $ (1) $ — $ 181,027 $ 73 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 4,073,735,887 $ 154,714,591 $ (15,135,041) $ 139,579,550 $ 8,053,377 $ (27,344,061)
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Tax-Exempt
Income
$ 494,467 $ — $ 83,981,227 $ 1,194,451 $ — $ 81,236,700
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
674 Global Infrastructure Fund
xt
Global Infrastructure Fund
-
Class A
‡
Total
Return
1 Year 18 .33%
5 Years 5 .92%§
10 Years 7 .16%§
Global Infrastructure Fund
-
Class C
Total
Return
1 Year 24 .65%
5 Years 6 .40%§
10 Years 7 .00%§
Global Infrastructure Fund
-
Class M
‡‡
Total
Return
1 Year 25 .91%
5 Years 7 .54%§
10 Years 8 .11%§
Global Infrastructure Fund
-
Class S
Total
Return
1 Year 25 .84%
5 Years 7 .48%§
10 Years 8 .08%§
Global Infrastructure Fund
-
Class Y
Total
Return
1 Year 26 .07%
5 Years 7 .65%§
10 Years 8 .26%§
S&P Global Infrastructure Index Net (USD)
SM
**
Total
Return
1 Year 27 .93%
5 Years 6 .37%§
10 Years 6 .53%§

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Global Infrastructure Fund 675
The Global Infrastructure Fund (the “Fund”) employs a multi-
manager approach whereby Russell Investment Management,
LLC (“RIM”) manages a portion of the Fund’s assets based upon model portfolios provided by multiple non-discretionary money managers. The Fund’s money managers have non-discretionary
assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based
upon which RIM purchases and sells securities for the Fund.
RIM also manages the portion of the Fund’s assets that RIM
determines not to manage based upon model portfolios provided by the Fund’s money managers. RIM may change the allocation
of the Fund’s assets at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage or
terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services. As of October 31, 2021, the Fund had three money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term growth of capital and current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class S and Class Y
Shares gained 25.50%, 24.65%, 25.91%, 25.84% and 26.07%,
respectively. This is compared to the Fund’s benchmark, the S&P
Global Infrastructure Index Net (USD), which gained 27.93%
during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not
include expenses of any kind.
For the fiscal year, the Morningstar
®
Infrastructure Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 26.90%. This return serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year, the global infrastructure market, as measured by the S&P Global Infrastructure Index Net (USD), delivered a positive 27.93% return, underperforming broader global equities by a wide margin. Within the global infrastructure sector, there was a wide dispersion in performance by company and sector.
The energy infrastructure sector was the top performing category in the Index, benefitting from strong oil prices. The transportation sector also posted strong results as regions began to lift travel restrictions. Easing social distancing measures, increased
travel and broader economic recovery had a positive impact on airport and seaport operators. Communications infrastructure, including wireless cellular towers and data centers, lagged on a relative basis, still posting positive results. Utilities sectors also underperformed during the fiscal year as investors favored higher-beta sectors.
From a regional perspective, North America led the index with
Canada far outpacing the United States. Emerging markets
followed closely, supported by strength from Mexican airports.
Europe underperformed as a result of weakness within utilities.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The underweight to and stock selection in the pipelines sector was a notable detractor from performance during the fiscal
year. Unfavorable security selection within gas utilities and the underweight to airports also negatively impacted performance.
Out-of-index exposure to communications held back performance while exposure to waste and toll roads was rewarded. At the
regional level, stock selection within Asia and North America detracted from performance while selection within Europe was beneficial.
With respect to the Fund’s money managers, Nuveen Asset
Management, LLC (“Nuveen”) underperformed the Fund’s
benchmark for the fiscal year. Nuveen utilizes a bottom-up
relative value strategy that features a high degree of turnover. The meaningful underweight to pipelines and out-of-index exposure to cell towers negatively impacted performance. The underweight to airports and security selection within gas utilities also held back performance. However, the underweight to multi-utilities was beneficial.
First Sentier Investors (Australia) IM Ltd (“First Sentier”)
underperformed the Fund’s benchmark for the fiscal year. Security selection within gas utilities and the underweight to pipelines drove underperformance. Negative stock selection within airports and the exclusion of marine ports from the portfolio further detracted. Favorable security selection within electric utilities contributed positively to performance.
Finally, Cohen & Steers Capital Management, Inc., Cohen &
Steers UK Limited and Cohen & Steers Asia Limited (together,
“Cohen & Steers”) outperformed the Fund’s benchmark for the
fiscal year. Cohen & Steers manages a diversified infrastructure strategy incorporating both top-down and bottom-up components.
The overweight to multi-utilities and favorable security selection within pipelines drove outperformance. An out-of-benchmark
allocation to toll roads and railroads was also beneficial. The underweight to airports and overweight to water utilities partially offset positive results.

Russell Investment Company
Global Infrastructure Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
676 Global Infrastructure Fund
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM utilized a positioning strategy to implement sector tilting through the use/purchase of infrastructure stocks. The strategy seeks to position the portfolio to meet RIM’s overall preferred positioning objectives, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios. The strategy outperformed relative to the
Fund’s benchmark. The underweight to and favorable security
selection within electric utilities drove excess returns. The overweight to pipelines was also beneficial. Unfavorable security selection within gas utilities partially offset positive results.
During the fiscal year, the Fund used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Public Market Equity
First Sentier Investors (Australia) IM Ltd Public Market Equity
Nuveen Asset Management, LLC Public Market Equity
* Assumes initial investment on November 1, 2011.
** The S&P Global Infrastructure Index Net (USD)
SM
provides liquid and tradable exposure to 75 companies around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure classes: utilities, transportation and energy.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Global Infrastructure Fund 677
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,039.10 $ 1,018.70
Expenses Paid During Period* $ 6.63 $ 6.56
* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,035.60 $ 1,014.92
Expenses Paid During Period* $ 10.47 $ 10.36
* Expenses are equal to the Fund's annualized expense ratio of 2.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,040.80 $ 1,020.47
Expenses Paid During Period* $ 4.84 $ 4.79
* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
678 Global Infrastructure Fund
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,041.20 $ 1,019.96
Expenses Paid During Period* $ 5.35 $ 5.30
* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,042.20 $ 1,020.87
Expenses Paid During Period* $ 4.43 $ 4.38
* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 679
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.3%
Australia - 8.9%
APA Group 15,811 98
Atlas Arteria, Ltd. 128,794 604
Aurizon Holdings, Ltd. 230,893 585
AusNet Services(Æ) 56,265 104
Cleanaway Waste Management, Ltd.(Æ) 91,961 186
NEXTDC, Ltd.(Æ) 15,238 135
Qube Holdings, Ltd. 218,452 524
Sydney Airport(Æ) 239,127 1,472
Transurban Group - ADR(Æ) 477,703 4,848
8,556
Austria - 0.1%
Flughafen Wien AG(Æ) 2,169 72
Belgium - 0.1%
Elia System Operator SA 520 61
Brazil - 0.6%
Alupar Investimento SA 17,720 74
CCR SA 154,200 312
Neoenergia SA 6,100 17
Omega Geracao SA(Æ) 6,665 39
Santos Brasil Participacoes SA(Æ) 77,700 71
Transmissora Alianca de Energia
Eletrica SA 1,061 7
520
Canada - 10.1%
AltaGas , Ltd. - ADR 6,598 137
Brookfield Infrastructure Partners, LP 6 —
Canadian National Railway Co. 4,466 593
Emera , Inc.(Ñ) 8,322 387
Enbridge, Inc. 89,714 3,757
Fortis, Inc. 742 33
Gibson Energy, Inc. 10,056 203
Keyera Corp. 152 4
Pembina Pipeline Corp. 54,406 1,801
TC Energy Corp.(Æ) 52,073 2,817
Westshore Terminals Investment Corp. 1,056 23
9,755
China - 2.4%
China Gas Holdings, Ltd. 227,000 567
China Merchants Port Holdings Co., Ltd. 150,269 251
China Resources Gas Group, Ltd. 6,000 32
COSCO SHIPPING Ports, Ltd. 246,000 205
ENN Energy Holdings, Ltd. 8,018 139
Guangdong Investment, Ltd. 315,643 398
Jiangsu Expressway Co., Ltd. Class H 550,685 521
Zhejiang Expressway Co., Ltd. Class H 192,000 170
2,283
Denmark - 0.3%
Orsted A/S Class A(Þ) 2,381 336
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
France - 7.2%
Aeroports de Paris(Æ)(Ñ) 9,576 1,274
Eiffage SA 1,972 203
Engie SA 44,033 627
Getlink SE 123,057 1,888
Rubis SCA 18,594 596
Veolia Environnement SA 5,465 178
Vinci SA 19,696 2,108
6,874
Germany - 1.1%
E.ON SE 32,292 410
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 2,863 204
RWE AG 9,592 369
Vantage Towers AG 2,888 99
1,082
Guernsey - 0.1%
Cordiant Digital Infrastructure, Ltd.(Æ)
(Þ) 49,646 77
Hong Kong - 0.6%
CK Infrastructure Holdings, Ltd. 21,011 127
CLP Holdings, Ltd. 30,845 302
HKBN, Ltd. 57,500 69
Hong Kong & China Gas Co., Ltd. 42,000 65
563
India - 0.1%
Power Grid Corp. of India, Ltd. 35,341 87
Italy - 5.3%
Atlantia SpA (Æ) 140,032 2,701
Enav SpA (Æ)(Þ) 26,386 116
Enel SpA 117,074 981
Hera SpA 49,034 201
Infrastrutture Wireless Italiane SpA (Þ) 75,297 832
Italgas SpA 2,136 13
Snam Rete Gas SpA 1,563 9
Terna Rete Elettrica Nazionale SpA 37,029 276
5,129
Japan - 1.6%
East Japan Railway Co. 3,168 197
Japan Airport Terminal Co., Ltd.(Æ) 10,700 530
Kamigumi Co., Ltd. 14,113 284
Kansai Electric Power Co., Inc. (The) 7,700 71
Tokyo Gas Co., Ltd. 600 10
West Japan Railway Co. 9,400 443
1,535
Mexico - 3.8%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ) 14,100 85
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ) 7,192 348

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
680 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Aeroportuario del Pacifico SAB de
CV Class B(Æ) 22,872 288
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ) 6,215 785
Grupo Aeroportuario del Sureste SAB de
CV Class B 65,954 1,330
Grupo Aeroportuario del Sureste SAB de
CV - ADR 1,659 335
Promotora y Operadora de
Infraestructura SAB de CV 64,657 475
Promotora y Operadora de
Infraestructura SAB de CV Class L 1,643 8
3,654
Netherlands - 0.0%
Koninklijke Vopak NV 842 34
New Zealand - 2.0%
Auckland International Airport, Ltd.(Æ) 300,650 1,719
Port of Tauranga, Ltd. 39,066 193
1,912
Philippines - 0.1%
International Container Terminal
Services, Inc. 40,405 144
Portugal - 0.1%
Energias de Portugal SA 23,005 130
Singapore - 0.3%
NetLink NBN Trust 118,272 89
Parkway Life Real Estate Investment
Trust(Æ)(ö) 13,017 45
Sembcorp Industries, Ltd. 73,000 109
243
Spain - 8.4%
Abertis Infraestructuras SA(Æ)(Š) 90,641 314
Aena SME SA(Æ)(Þ) 27,450 4,488
Cellnex Telecom SA(Þ) 4,795 295
Corporacion Acciona Energias
Renovables SA(Æ) 798 28
Enagas SA 788 18
Endesa SA - ADR 286 7
Ferrovial SA 18,998 598
Iberdrola SA 193,098 2,285
8,033
Switzerland - 1.9%
Flughafen Zurich AG(Æ) 10,322 1,863
Thailand - 0.0%
Airports of Thailand PCL 9,700 19
United Kingdom - 2.5%
Biffa PLC(Þ) 2,847 16
Drax Group PLC 197 1
National Grid PLC 19,391 248
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Grid PLC - ADR 1,118 72
Pennon Group PLC 5,773 92
Scottish & Southern Energy PLC 42,777 963
Severn Trent PLC Class H 19,615 735
United Utilities Group PLC 20,649 294
2,421
United States - 38.7%
Alliant Energy Corp. 8,287 469
Ameren Corp. 2,036 172
American Electric Power Co., Inc. 5,332 452
American Tower Corp.(ö) 6,423 1,811
American Water Works Co., Inc. 2,671 465
Atmos Energy Corp. 4,679 431
Avista Corp. 3,871 154
Brookfield Renewable Corp. Class A 2,189 91
CenterPoint Energy, Inc. 20,159 525
Cheniere Energy, Inc. 29,097 3,009
Clearway Energy Operating LLC(Æ) 4,678 166
CMS Energy Corp. 215 13
Crown Castle International Corp.(ö) 4,043 729
CSX Corp. 21,801 789
CyrusOne , Inc.(ö) 4,732 388
Digital Realty Trust, Inc.(ö) 2,896 457
Dominion Energy, Inc. 25,582 1,942
DT Midstream, Inc. 9,975 478
DTE Energy Co. 4,865 551
Duke Energy Corp. 16,101 1,642
Entergy Corp. 5,907 609
Enterprise Products Partners, LP 59,415 1,348
Equinix , Inc.(Æ)(ö) 17 14
Essential Utilities, Inc. 1,942 91
Evergy , Inc. 8,995 573
Eversource Energy 10,394 882
Evoqua Water Technologies Corp.(Æ) 747 31
Exelon Corp. 7,889 420
FirstEnergy Corp. 14,453 557
Kinder Morgan, Inc. 92,387 1,548
Macquarie Infrastructure Corp. 9,534 35
Magellan Midstream Partners, LP 2,223 109
NextEra Energy, Inc.(Ñ) 63,169 5,392
NiSource, Inc. 8,429 208
Norfolk Southern Corp. 1,978 580
NorthWestern Corp. 188 11
ONEOK, Inc. 10,250 652
Pinnacle West Capital Corp. 3,988 257
Plains GP Holdings, LP Class A(Æ) 12,894 141
Portland General Electric Co. 3,496 172
PPL Corp. 3,679 106
Public Service Enterprise Group, Inc. 5,556 354
Republic Services, Inc. Class A 4,468 601
SBA Communications Corp.(ö) 2,555 882
Sempra Energy 3,666 468
Southern Co. (The) 11,690 729
Southwest Gas Holdings, Inc. 1,487 103
Targa Resources Corp. 12,964 709
UGI Corp. 1,082 47

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 681
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Union Pacific Corp. 2,066 499
Unitil Corp. 1,245 52
Waste Connections, Inc. 4,730 643
Waste Management, Inc. 1,748 280
WEC Energy Group, Inc.(Æ) 5,281 476
Williams Cos., Inc. (The) 42,868 1,204
Xcel Energy, Inc. 26,217 1,693
37,210
Total Common Stocks
(cost $65,987) 92,593
Short-Term Investments - 2.9%
United States - 2.9%
U.S. Cash Management Fund(@) 2,782,024 (∞) 2,781
Total Short-Term Investments
(cost $2,781) 2,781
Other Securities - 1.7%
U.S. Cash Collateral Fund(@)(×) 1,651,866 (∞) 1,652
Total Other Securities
(cost $1,652) 1,652
Total Investments - 100.9%
(identified cost $70,420) 97,026
Other Assets and Liabilities, Net
- (0.9)%
(905)
Net Assets - 100.0%
96,121

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
682 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
6.4%
Aena SME SA 02/11/15 EUR 27,450 78.24 2,148
4,488
Biffa PLC 06/19/20 GBP 2,847 2.61 7
16
Cellnex Telecom SA 03/20/19 EUR 4,795 27.12 130
295
Cordiant Digital Infrastructure, Ltd. 03/08/21 GBP 49,646 1.43 71
77
Enav SpA 06/07/17 EUR 26,386 4.24 112
116
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 75,297 9.03 680
832
Orsted A/S 08/15/19 DKK 2,381 91.00 217 336
6,160
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 683
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 13 EUR 551 12/21
18
MSCI Emerging Markets Index Futures 1 USD 63 12/21
(2)
S&P Energy Select Sector Index Futures 9 USD 537 12/21
29
S&P Utilities Select Sector Index Futures 16 USD 1,078 12/21
15
SPI 200 Index Futures 4 AUD 728 12/21 (4)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 56
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 266 AUD 362 12/15/21 6
JPMorgan Chase USD 275 AUD 373 12/15/21 5
JPMorgan Chase USD 345 EUR 292 12/15/21 (8)
Royal Bank of Canada USD 275 AUD 373 12/15/21 5
Royal Bank of Canada USD 346 EUR 292 12/15/21 (8)
Royal Bank of Canada AUD 383 USD 280 12/15/21 (7)
Royal Bank of Canada EUR 178 USD 209 12/15/21 2
Standard Chartered USD 204 EUR 175 12/15/21 (1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (6)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 8,556 $ —
$ —
$ 8,556 8.9
Austria — 72 —
—
72 0.1
Belgium — 61 —
—
61 0.1
Brazil 520 — —
—
520 0.6
Canada 9,755 — —
—
9,755 10.1
China — 2,283 —
—
2,283 2.4
Denmark — 336 —
—
336 0.3
France — 6,874 —
—
6,874 7.2
Germany — 1,082 —
—
1,082 1.1
Guernsey — 77 —
—
77 0.1
Hong Kong — 563 —
—
563 0.6
India — 87 —
—
87 0.1
Italy — 5,129 —
—
5,129 5.3

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
684 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Japan — 1,535 —
—
1,535 1.6
Mexico 3,654 — —
—
3,654 3.8
Netherlands — 34 —
—
34 —
*
New Zealand — 1,912 —
—
1,912 2.0
Philippines — 144 —
—
144 0.1
Portugal — 130 —
—
130 0.1
Singapore — 243 —
—
243 0.3
Spain — 7,719 314
—
8,033 8.4
Switzerland — 1,863 —
—
1,863 1.9
Thailand — 19 —
—
19 —
*
United Kingdom 72 2,349 —
—
2,421 2.5
United States 37,210 — —
—
37,210 38.7
Short-Term Investments — — — 2,781 2,781 2.9
Other Securities — — — 1,652 1,652 1.7
Total Investments 51,211 41,068 314 4,433 97,026 100.9
Other Assets and Liabilities, Net
(0.9)
100.0
Other Financial Instruments
Assets
Futures Contracts 62 — — — 62 0.1
Foreign Currency Exchange Contracts — 18 — — 18 —
*
A
Liabilities
Futures Contracts (6) — — — (6) (—)
*
Foreign Currency Exchange Contracts — (24) — — (24) (—)
*
Total Other Financial Instruments
**
$ 56 $ (6) $ — $ — $ 50
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 685
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Airport Services ......................................................................
14,929
Alternative Carriers ................................................................
89
Construction & Engineering ....................................................
2,909
Diversified ..............................................................................
1
Electric Utilities .....................................................................
20,058
Environmental & Facilities Services .......................................
1,726
Gas Utilities ............................................................................
2,300
Healthcare REITs ...................................................................
45
Highways & Railtracks ...........................................................
11,842
Industrial ................................................................................
197
Integrated Telecommunication Services ..................................
1,296
Internet Services & Infrastructure ...........................................
135
Marine Ports & Services .........................................................
1,695
Multi-Utilities .........................................................................
7,216
Oil & Gas Storage & Transportation ........................................
17,811
Railroads ................................................................................
3,685
Renewable Electricity .............................................................
300
Specialized REITs ...................................................................
4,282
Water Utilities .........................................................................
2,076
Short-Term Investments ..........................................................
2,782
Other Securities ......................................................................
1,652
Total Investments .................................................................... 97,026

See accompanying notes which are an integral part of the financial statements.
686 Global Infrastructure Fund
Russell Investment Company
Global Infrastructure Fund
Fair Value of Derivative Instruments — October 31, 2021
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 18
Variation margin on futures contracts* 62 —
Total
$ 62 $ 18
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 6 $ —
Unrealized depreciation on foreign currency exchange contracts — 24
Total
$ 6 $ 24
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 705 $ —
Foreign currency exchange contracts — 6
Total
$ 705 $ 6
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 270 $ —
Foreign currency exchange contracts — 57
Total
$ 270 $ 57
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 687
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,572 $ — $ 1,572
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 1 8 — 1 8
Total Financial and Derivative Assets
1,59 0 — 1,59 0
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,59 0 $ — $ 1,59 0
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 1,117 $ — $ 1,117 $ —
Citigroup
5 — — 5
Goldman Sachs
326 — 326 —
JPMorgan Chase
5 5 — —
Royal Bank of Canada
8 8 — —
Wells Fargo
129 — 129 —
Total
$ 1,590 $ 13 $ 1,572 $ 5

Russell Investment Company
Global Infrastructure Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
688 Global Infrastructure Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2 4 $ — $ 2 4
Total Financial and Derivative Liabilities
2 4 — 2 4
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2 4 $ — $ 2 4
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
JPMorgan Chase $ 7 $ 5 $ — $ 2
Royal Bank of Canada 16 8 — 8
Standard Chartered 1 — — 1
Total
$ 2 4 $ 13 $ — $ 11
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 689
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 70,420
Investments, at fair value(*)(>) ......................................................................................................................................................
97,026
Foreign currency holdings(^) ......................................................................................................................................................... 449
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 18
Receivables:
Dividends and interest ....................................................................................................................................................... 124
Investments sold ................................................................................................................................................................ 501
Fund shares sold ................................................................................................................................................................ 108
Foreign capital gains taxes recoverable ............................................................................................................................. 80
From broker(a) ................................................................................................................................................................... 135
Variation margin on futures contracts ................................................................................................................................. 57
Total assets .................................................................................................................................................
98,498
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 157
Fund shares redeemed ....................................................................................................................................................... 269
Accrued fees to affiliates .................................................................................................................................................... 123
Other accrued expenses ..................................................................................................................................................... 152
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 24
Payable upon return of securities loaned ....................................................................................................................................... 1,652
Total liabilities .............................................................................................................................................
2,377
Net Assets ............................................................................................................................................................
$ 96,121

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
690 Global Infrastructure Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 33,620
Shares of beneficial interest ...........................................................................................................................................................
94
Additional paid-in capital ..............................................................................................................................................................
62,407
Net Assets ............................................................................................................................................................
$ 96,121
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.16
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.78
Class A — Net assets ............................................................................................................................................................. $ 4,719,264
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 464,298
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.03
Class C — Net assets ............................................................................................................................................................. $ 2,547,013
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 253,893
Net asset value per share: Class M(#) ............................................................................................................................................ $ 10.17
Class M — Net assets ............................................................................................................................................................ $ 8,774,393
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 862,486
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.20
Class S — Net assets ............................................................................................................................................................. $ 73,700,097
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 7,226,611
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.20
Class Y — Net assets ............................................................................................................................................................. $ 6,379,828
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 625,703
Amounts in thousands
(^)     Foreign currency holdings - cost $ 450
(*)     Securities on loan included in investments $ 1,572
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 4,433
(a)     Receivable from Broker for Futures $ 135
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 691
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 3,951
Dividends from affiliated funds ......................................................................................................................................... 2
Securities lending income (net) ......................................................................................................................................... 5
Less foreign taxes withheld ............................................................................................................................................... (230)
Total investment income ...............................................................................................................................................................
3,728
Expenses
Advisory fees .................................................................................................................................................................... 1,477
Administrative fees ........................................................................................................................................................... 57
Custodian fees ................................................................................................................................................................... 107
Distribution fees - Class A ................................................................................................................................................ 12
Distribution fees - Class C ................................................................................................................................................ 19
Transfer agent fees - Class A ............................................................................................................................................ 10
Transfer agent fees - Class C ............................................................................................................................................. 5
Transfer agent fees - Class M ............................................................................................................................................ 26
Transfer agent fees - Class S ............................................................................................................................................. 184
Transfer agent fees - Class Y ............................................................................................................................................ —
**
Professional fees ............................................................................................................................................................... 90
Registration fees ............................................................................................................................................................... 72
Shareholder servicing fees - Class C ................................................................................................................................. 6
Trustees’ fees .................................................................................................................................................................... 3
Printing fees ...................................................................................................................................................................... 32
Proxy fees ......................................................................................................................................................................... 5
Miscellaneous ................................................................................................................................................................... 10
Expenses before reductions .............................................................................................................................................. 2,115
Expense reductions ........................................................................................................................................................... (861)
Net expenses .................................................................................................................................................................................
1,254
Net investment income (loss) ........................................................................................................................................................
2,474
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 19,473
Futures contracts .............................................................................................................................................................. 705
Foreign currency exchange contracts ................................................................................................................................ 6
Foreign currency-related transactions ............................................................................................................................... 147
Net realized gain (loss) ..................................................................................................................................................................
20,331
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 7,295
Futures contracts .............................................................................................................................................................. 270
Foreign currency exchange contracts ................................................................................................................................ 57
Foreign currency-related transactions ............................................................................................................................... (5)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 7,617
Net realized and unrealized gain (loss) ......................................................................................................................................... 27,948
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 30,422
**      Less than $500.

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
692 Global Infrastructure Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 2,474 $ 3,587
Net realized gain (loss) ...................................................................................................................... 20,331 27,161
Net change in unrealized appreciation (depreciation) ....................................................................... 7,617 (53,798)
Net increase (decrease) in net assets from operations ............................................................................. 30,422 (23,050)
Distributions
To shareholders
Class A .......................................................................................................................................... (354) (750)
Class C .......................................................................................................................................... (180) (427)
Class E (1) ..................................................................................................................................... — (40)
Class M ......................................................................................................................................... (1,290) (3,785)
Class S ........................................................................................................................................... (8,455) (25,871)
Class Y .......................................................................................................................................... (432) (120)
Net decrease in net assets from distributions .......................................................................................... (10,711) (30,993)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (56,718) (146,844)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(37,007) (200,887)
Net Assets
Beginning of period .................................................................................................................................
133,128 334,015
End of period ..........................................................................................................................................
$ 96,121 $ 133,128

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 693
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 38 $ 368 66 $ 638
Proceeds from reinvestment of distributions 38 354 73 749
Payments for shares redeemed (97) (940) (216) (2,116)
Net increase (decrease)
(21) (218) (77) (729)
Class C
Proceeds from shares sold 28 271 39 350
Proceeds from reinvestment of distributions 20 180 42 427
Payments for shares redeemed (78) (745) (118) (1,098)
Net increase (decrease)
(30) (294) (37) (321)
Class E (1)
Proceeds from shares sold — — 1 12
Proceeds from reinvestment of distributions — — 4 39
Payments for shares redeemed — — (35) (313)
Net increase (decrease)
— — (30) (262)
Class M
Proceeds from shares sold 854 8,258 1,068 10,618
Proceeds from reinvestment of distributions 138 1,289 369 3,785
Payments for shares redeemed (1,631) (15,934) (2,882) (29,495)
Net increase (decrease)
(639) (6,387) (1,445) (15,092)
Class S
Proceeds from shares sold 1,639 15,900 4,424 40,990
Proceeds from reinvestment of distributions 901 8,437 2,470 25,379
Payments for shares redeemed (7,672) (74,870) (13,002) (125,227)
Net increase (decrease)
(5,132) (50,533) (6,108) (58,858)
Class Y
Proceeds from shares sold 83 792 542 4,789
Proceeds from reinvestment of distributions 46 432 12 120
Payments for shares redeemed (52) (510) (6,755) (76,491)
Net increase (decrease)
77 714 (6,201) (71,582)
Total increase (decrease)
(5,745) $ (56,718) (13,898) $ (146,844)

Russell Investment Company
Global Infrastructure Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
694 Global Infrastructure Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 8.75 .19 1.97 2.16 (.26) (.49)
October 31, 2020 11.47 .17 (1.40) (1.23) (.24) (1.25)
October 31, 2019 10.34 .25 1.72 1.97 (.36) (.48)
October 31, 2018 12.38 .25 (1.04) (.79) (.32) (.93)
October 31, 2017 11.42 .26 1.37 1.63 (.24) (.43)
Class C
October 31, 2021 8.64 .12 1.94 2.06 (.18) (.49)
October 31, 2020 11.36 .09 (1.38) (1.29) (.18) (1.25)
October 31, 2019 10.25 .17 1.70 1.87 (.28) (.48)
October 31, 2018 12.29 .16 (1.02) (.86) (.25) (.93)
October 31, 2017 11.36 .17 1.37 1.54 (.18) (.43)
Class M
October 31, 2021 8.76 .20 1.99 2.19 (.29) (.49)
October 31, 2020 11.47 .22 (1.41) (1.19) (.27) (1.25)
October 31, 2019 10.35 .32 1.68 2.00 (.40) (.48)
October 31, 2018 12.39 .31 (1.06) (.75) (.36) (.93)
October 31, 2017(3) 11.40 .17 1.04 1.21 (.22) —
Class S
October 31, 2021 8.78 .20 1.99 2.19 (.28) (.49)
October 31, 2020 11.49 .19 (1.39) (1.20) (.26) (1.25)
October 31, 2019 10.36 .29 1.71 2.00 (.39) (.48)
October 31, 2018 12.40 .28 (1.04) (.76) (.35) (.93)
October 31, 2017 11.43 .29 1.38 1.67 (.27) (.43)
Class Y
October 31, 2021 8.77 .24 1.98 2.22 (.30) (.49)
October 31, 2020 11.49 .20 (1.41) (1.21) (.26) (1.25)
October 31, 2019 10.36 .30 1.72 2.02 (.41) (.48)
October 31, 2018 12.40 .29 (1.03) (.74) (.37) (.93)
October 31, 2017 11.43 .30 1.39 1.69 (.29) (.43)

See accompanying notes which are an integral part of the financial statements.
Global Infrastructure Fund 695
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.75) 10.16 25.50 4,719 2.00 1.30 1.99 66
(1.49) 8.75 (12.52) 4,250 2.06 1.33 1.75 79
(.84) 11.47 20.50 6,450 1.91 1.36 2.36 91
(1.25) 10.34 (7.09) 6,686 1.86 1.38 2.23 92
(.67) 12.38 15.10 9,380 1.83 1.44 2.19 84
(.67) 10.03 24.65 2,547 2.75 2.05 1.23 66
(1.43) 8.64 (13.17) 2,453 2.81 2.08 .99 79
(.76) 11.36 19.54 3,654 2.66 2.11 1.61 91
(1.18) 10.25 (7.73) 4,680 2.61 2.13 1.45 92
(.61) 12.29 14.23 6,426 2.58 2.19 1.43 84
(.78) 10.17 25.91 8,775 1.78 .95 2.07 66
(1.52) 8.76 (12.17) 13,151 1.81 .98 2.20 79
(.88) 11.47 20.81 33,800 1.67 1.02 2.92 91
(1.29) 10.35 (6.76) 16,704 1.60 1.03 2.71 92
(.22) 12.39 10.66 26,352 1.55 1.09 2.16 84
(.77) 10.20 25.84 73,700 1.77 1.05 2.10 66
(1.51) 8.78 (12.23) 108,464 1.82 1.08 2.02 79
(.87) 11.49 20.76 212,221 1.66 1.11 2.68 91
(1.28) 10.36 (6.85) 459,247 1.61 1.13 2.53 92
(.70) 12.40 15.44 744,039 1.58 1.19 2.45 84
(.79) 10.20 26.21 6,380 1.54 .87 2.44 66
(1.51) 8.77 (12.27) 4,810 1.49 .90 1.91 79
(.89) 11.49 20.98 77,547 1.47 .94 2.78 91
(1.30) 10.36 (6.67) 86,064 1.41 .95 2.61 92
(.72) 12.40 15.65 143,796 1.38 1.01 2.57 84

Russell Investment Company
Global Infrastructure Fund
See accompanying notes which are an integral part of the financial statements.
696 Global Infrastructure Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 102,499
Administration fees 3,893
Distribution fees 2,605
Shareholder servicing fees 536
Transfer agent fees 12,941
Trustee fees 534
$ 123,008
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 949 $ 22,471 $ 21,768 $ — $ — $ 1,652 $ — $ —
U.S. Cash Management Fund 3,601 94,015 94,835 — — 2,781 2 —
$ 4,550 $ 116,486 $ 116,603 $ — $ — $ 4,433 $ 2 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 75,266,325 $ 23,628,927 $ (1,872,363) $ 21,756,564 $ 4,456,324 $ 7,408,772
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 3,557,439 $ 7,153,365 $ — $ 15,480,482 $ 15,512,075 $ —
Total distributable earnings (losses)
$ (6,383)
Additional paid-in capital
6,383

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
698 Global Real Estate Securities Fund
Global Real Estate Securities Fund
-
Class A
‡
Total
Return
1 Year 31 .56%
5 Years 6 .39%§
10 Years 7 .19%§
Global Real Estate Securities Fund
-
Class C
Total
Return
1 Year 38 .55%
5 Years 6 .85%§
10 Years 7 .02%§
Global Real Estate Securities Fund
-
Class M
‡‡
Total
Return
1 Year 40 .07%
5 Years 8 .02%§
10 Years 8 .15%§
Global Real Estate Securities Fund
-
Class R6
‡‡‡
Total
Return
1 Year 40 .16%
5 Years 8 .11%§
10 Years 8 .30%§
Global Real Estate Securities Fund
-
Class S
Total
Return
1 Year 39 .90%
5 Years 7 .92%§
10 Years 8 .10%§
Global Real Estate Securities Fund
-
Class Y
Total
Return
1 Year 40 .20%
5 Years 8 .14%§
10 Years 8 .31%§
FTSE EPRA/NAREIT Developed Real Estate Index (Net)**
Total
Return
1 Year 42 .12%
5 Years 7 .00%§
10 Years 7 .69%§
MSCI World Index (Net)***
Total
Return
1 Year 40 .42%
5 Years 15 .45%§
10 Years 12 .19%§

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Global Real Estate Securities Fund 699
The Global Real Estate Securities Fund (the “Fund”) employs
a multi-manager approach whereby Russell Investment
Management, LLC (“RIM”) manages a portion of the Fund’s
assets based upon model portfolios provided by multiple non-
discretionary money managers. The Fund’s money managers
have non-discretionary assignments pursuant to which they
provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells
securities for the Fund. RIM also manages the portion of the
Fund’s assets that RIM determines not to manage based upon
model portfolios provided by the Fund’s money managers. RIM
may change the allocation of the Fund’s assets at any time. An exemptive order from the Securities and Exchange Commission
permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October 31, 2021, the
Fund had two money managers.
What is the Fund’s investment objective?
The Fund seeks to provide current income and long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class R6, Class S and Class Y
Shares gained 39.58%, 38.55%, 40.07%, 40.16%, 39.90% and
40.20%, respectively. This is compared to the Fund’s benchmark, the FTSE EPRA/NAREIT Developed Real Estate Index
(Net), which gained 42.12% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Global Real Estate
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
37.75%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year, the global listed property market, as measured by the FTSE EPRA/NAREIT Developed Real Estate Index
(Net), advanced 42.12%, outpacing global equities. Within
global property securities, performance was strong across major markets. North America led from a regional perspective, with
Canada finishing ahead of the United States. Europe followed closely behind, supported by strong performance within the U.K.
and across Nordic names. German residential was a notable weak spot in the region. Stocks in Asia were the weakest performers, finishing at the bottom of the index. With respect to property sectors, there was over 130% in performance return dispersion between the best and worst performing property sectors during the fiscal year. Retail names were standouts over the fiscal year, rebounding from pandemic lows as social-distance measures
eased. Residential and storage names also outperformed,
reflecting strong demand within both sectors. Net lease and health care names were laggards, as concerns over interest rates weighed on the bond-proxy sectors.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
The Fund underperformed its benchmark for the fiscal year.
Negative security selection across property sectors had the
largest impact on performance over the fiscal year, namely
among residential and office names. Selection within Hong Kong and Canada also negatively contributed. The underweight to
shopping centers further detracted from performance as the sector outperformed over the fiscal year. The overweight to malls was rewarded, partially offsetting negative performance.
With respect to the Fund’s money managers, Cohen & Steers
Capital Management, Inc., Cohen & Steers UK Limited and
Cohen & Steers Asia Limited (together, “Cohen & Steers”)
underperformed the Fund’s benchmark for the fiscal year. Cohen
& Steers seeks to generate excess returns through a combination of fundamental bottom-up stock selection and top-down regional and property type allocation decisions. Negative security
selection and the overweight to Hong Kong had the largest impact on performance. Unfavorable security selection among industrial names and the underweight to shopping centers further detracted.
The material overweight to malls was a bright spot in the portfolio.
RREEF America L.L.C., DWS Investments Australia Limited
and DWS Alternatives Global Limited (operating under the
brand name DWS) outperformed the Fund’s benchmark for the
fiscal year. Stock selection within the U.S. was a key contributor to outperformance. Results were positive within the health care and storage sectors. The overweight to malls was also beneficial.
Unfavorable security selection within residential and office partially offset positive results.
RIM manages assets not allocated to money manager strategies and the Fund’s cash balances.
During the fiscal year, RIM continued to utilize a strategy to implement regional and property sector tilting through the direct purchase of real estate stocks. Using quantitative and/or rules-
based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to regional and property type exposures. The strategy underperformed relative to the Fund’s benchmark for the fiscal year. Performance was driven by negative stock selection across

Russell Investment Company
Global Real Estate Securities Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
700 Global Real Estate Securities Fund
the board, especially among European names and U.S. office,
residential and net lease sectors. However, being underweight to industrial, data centers and lodging benefitted performance.
During the fiscal year, the Fund used index futures to equitize the
Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure or the money
manager line-up.
There were no changes to the Fund’s structure or money manager line-up during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited Market-Oriented
RREEF America L.L.C., DWS Investments
Australia Limited and DWS Alternatives
Global Limited (operating under the brand
name DWS) Market-Oriented
* Assumes initial investment on November 1, 2011.
** FTSE EPRA/NAREIT Developed Real Estate Index (Net) is an unmanaged market-weighted total return index, which consists of publicly traded equity REITs and listed property companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities and is net of dividend withholding taxes.
*** The MSCI World Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 23 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares. Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class R6 Shares do no have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Global Real Estate Securities Fund 701
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,080.6 0 $ 1,018 . 60
Expenses Paid During Period* $ 6. 87 $ 6.67
* Expenses are equal to the Fund's annualized expense ratio of 1.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,076 . 60 $ 1,014.82
Expenses Paid During Period* $ 10.7 8 $ 10.46
* Expenses are equal to the Fund's annualized expense ratio of 2.06%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,082.6 0 $ 1,020.37
Expenses Paid During Period* $ 5.0 4 $ 4.89
* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
702 Global Real Estate Securities Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,08 3. 10 $ 1,020. 72
Expenses Paid During Period* $ 4.67 $ 4. 53
* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,082.0 0 $ 1,019.86
Expenses Paid During Period* $ 5. 5 6 $ 5. 40
* Expenses are equal to the Fund's annualized expense ratio of 1.06%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,083.3 0 $ 1,020.82
Expenses Paid During Period* $ 4.57 $ 4. 43
* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 703
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 98.0%
Australia - 4.0%
BGP Holdings PLC(Æ)(Š) 4,619,419 —
Charter Hall Group - ADR(ö) 477,484 6,261
Dexus Property Group(ö) 585,447 4,801
Goodman Group(ö) 99,426 1,643
GPT Group (The)(ö) 1,165,583 4,508
Growthpoint Properties Australia, Ltd.(ö) 57,694 181
Mirvac Group(ö) 3,986,439 8,413
Scentre Group(ö) 2,379,540 5,423
Shopping Centres Australasia Property
Group(ö) 828,340 1,726
Vicinity Centres (ö) 120,716 157
Waypoint REIT, Ltd.(ö) 77,857 159
33,272
Belgium - 1.0%
Aedifica (ö) 33,214 4,431
VGP NV 8,724 2,260
Warehouses De Pauw CVA(ö) 41,183 1,877
8,568
Canada - 2.3%
Allied Properties Real Estate Investment
Trust(ö) 74,971 2,591
Canadian Apartment Properties(ö) 136,870 6,683
Granite Real Estate Investment Trust(ö) 40,815 3,309
RioCan Real Estate Investment Trust(Ñ)
(ö) 169,499 3,053
Tricon Residential, Inc. 57,025 830
Tricon Residential, Inc.(Ñ) 167,114 2,432
18,898
China - 0.1%
Longfor Group Holdings, Ltd.(Þ) 168,000 815
France - 1.3%
Argan SA(ö) 13,779 1,730
Gecina SA(ö) 14,851 2,081
ICADE(ö) 37,030 2,907
Klepierre SA - GDR(ö) 159,962 3,811
10,529
Germany - 4.0%
alstria office REIT-AG(ö) 181,140 3,384
Deutsche Wohnen SE 23,305 1,193
Instone Real Estate Group SE(Þ) 83,025 2,188
LEG Immobilien SE 31,487 4,683
VIB Vermoegen AG(Æ) 9,410 443
Vonovia SE 338,901 20,556
32,447
Hong Kong - 4.5%
CK Asset Holdings, Ltd. 1,300,000 8,038
ESR Cayman, Ltd.(Æ)(Þ) 97,200 316
Hongkong Land Holdings, Ltd. 259,000 1,427
Hysan Development Co., Ltd. 532,000 1,850
Link Real Estate Investment Trust(ö) 1,032,100 9,179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New World Development Co., Ltd. 697,000 3,035
Sands China, Ltd.(Æ) 557,200 1,271
Shimao Group Holdings, Ltd. 231,000 363
Sun Hung Kai Properties, Ltd. 550,500 7,340
SUNeVision Holdings, Ltd. 204,000 188
Swire Properties, Ltd. 377,600 1,015
Wharf Real Estate Investment Co., Ltd. 558,000 3,152
37,174
Japan - 9.8%
Activia Properties, Inc.(ö) 2,099 8,603
Daibiru Corp. 183,600 2,550
Global One Real Estate Investment
Corp.(ö) 2,432 2,501
GLP J-REIT(ö) 2,107 3,440
Hulic Co., Ltd. 89,000 856
Hulic REIT, Inc.(ö) 1,950 2,953
Invincible Investment Corp.(ö) 6,237 2,470
Japan Retail Fund Investment Corp.(ö) 2,526 2,319
Keihanshin Building Co., Ltd. 42,300 528
Kenedix Retail REIT Corp.(ö) 1,351 3,448
LaSalle Logiport REIT(ö) 1,728 2,872
Mitsubishi Estate Co., Ltd. 386,900 5,879
Mitsui Fudosan Co., Ltd. 542,200 12,390
Mitsui Fudosan Logistics Park, Inc.(ö) 366 1,946
Mori Trust Hotel REIT, Inc.(ö) 2,743 3,408
Mori Trust Sogo REIT, Inc.(ö) 2,295 2,964
Nippon Accommodations Fund, Inc.(ö) 210 1,171
Nippon Building Fund, Inc.(ö) 708 4,601
Nippon Prologis REIT, Inc.(ö) 144 481
Nippon REIT Investment Corp.(ö) 158 607
Nomura Real Estate Master Fund, Inc.(ö) 776 1,163
Orix JREIT, Inc.(ö) 202 335
Samty Residential Investment Corp.(ö) 415 438
Sumitomo Realty & Development Co.,
Ltd. 140,800 5,091
Tokyu Fudosan Holdings Corp. 778,400 4,513
United Urban Investment Corp.(ö) 2,292 2,858
80,385
Netherlands - 1.0%
CTP NV(Þ) 90,857 1,937
Unibail - Rodamco -Westfield(ö) 82,990 5,946
7,883
Singapore - 3.2%
Ascott Residence Trust 1,882,400 1,440
CapitaLand Integrated Commercial Trust
Class A(ö) 3,992,844 6,375
Capitaland Investment, Ltd.(Æ) 2,268,000 5,786
City Developments, Ltd. 524,300 2,856
Frasers Logistics & Commercial Trust(ö) 1,845,300 2,079
Keppel REIT(ö) 2,879,500 2,413
Mapletree Industrial Trust(ö) 511,198 1,042
Mapletree Logistics Trust(ö) 1,269,900 1,907
Parkway Life Real Estate Investment
Trust(ö) 727,502 2,514

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
704 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suntec Real Estate Investment Trust(ö) 153,600 170
26,582
Spain - 0.6%
Arima Real Estate Socimi SA(ö) 98,385 1,026
Inmobiliaria Colonial Socimi SA(ö) 239,495 2,331
Neinor Homes SA(Æ)(Þ) 147,084 1,894
5,251
Sweden - 2.7%
Castellum AB 256,800 6,838
Catena AB 30,875 1,880
Fabege AB 317,081 5,367
Fastighets AB Balder Class B(Æ) 92,247 6,691
Wihlborgs Fastigheter AB 76,360 1,808
22,584
United Kingdom - 5.7%
Assura PLC(ö) 2,844,711 2,838
Big Yellow Group PLC(ö) 117,820 2,389
British Land Co. PLC (The)(ö) 1,081,152 7,322
Derwent London PLC(ö) 49,291 2,286
Grainger PLC 1,291,647 5,447
LondonMetric Property PLC(ö) 968,907 3,470
PRS REIT PLC (The)(ö) 623,858 871
Safestore Holdings PLC(ö) 177,988 2,929
Segro PLC(ö) 601,582 10,656
Sirius Real Estate, Ltd. 865,971 1,603
Tritax EuroBox PLC(Þ) 821,526 1,278
UNITE Group PLC (The)(ö) 232,758 3,473
Workspace Group PLC(ö) 177,504 2,002
46,564
United States - 57.8%
Agree Realty Corp.(ö) 89,642 6,370
Alexandria Real Estate Equities, Inc.(ö) 35,571 7,261
American Homes 4 Rent Class A(ö) 159,188 6,463
Americold Realty Trust(ö) 146,148 4,307
Apartment Income REIT Corp.(ö) 246,837 13,233
Apple Hospitality REIT, Inc.(ö) 223,835 3,516
AvalonBay Communities, Inc.(ö) 68,336 16,174
Boston Properties, Inc.(ö) 73,121 8,309
Boyd Gaming Corp.(Æ) 28,514 1,819
Brixmor Property Group, Inc.(ö) 46,848 1,098
Caesars Entertainment, Inc.(Æ) 12,462 1,364
CoreSite Realty Corp. Class A(ö) 28,023 3,992
Crown Castle International Corp.(ö) 1,504 271
CyrusOne , Inc.(ö) 132,085 10,834
Digital Realty Trust, Inc.(ö) 66,822 10,545
Duke Realty Corp.(ö) 160,260 9,013
EastGroup Properties, Inc.(ö) 41,455 8,199
Empire State Realty Trust, Inc. Class
A(ö) 409,256 3,962
Equinix , Inc.(ö) 24,474 20,486
Equity Residential(ö) 21,254 1,836
Essential Properties Realty Trust, Inc.(ö) 237,850 7,086
Essex Property Trust, Inc.(ö) 30,791 10,467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Extra Space Storage, Inc.(ö) 102,790 20,288
First Industrial Realty Trust, Inc.(ö) 68,547 3,991
Healthcare Trust of America, Inc. Class
A(ö) 103,420 3,453
Healthpeak Properties, Inc.(ö) 314,071 11,153
Highwoods Properties, Inc.(ö) 80,870 3,626
Host Hotels & Resorts, Inc.(ö) 398,154 6,701
Independence Realty Trust, Inc.(ö) 175,855 4,155
Invitation Homes, Inc.(ö) 197,824 8,160
Jones Lang LaSalle, Inc.(Æ) 18,696 4,828
Kimco Realty Corp.(ö) 692,496 15,650
Kite Realty Group Trust(ö) 211,785 4,299
Lamar Advertising Co. Class A(ö) 27,625 3,127
Life Storage, Inc.(ö) 74,218 9,931
Medical Properties Trust, Inc.(ö) 276,696 5,902
Mid-America Apartment Communities,
Inc.(ö) 64,248 13,120
NETSTREIT Corp.(ö) 91,917 2,228
Park Hotels & Resorts, Inc.(ö) 97,595 1,808
Pebblebrook Hotel Trust(ö) 75,993 1,707
Prologis, Inc.(ö) 314,884 45,647
Public Storage(ö) 52,288 17,369
Regency Centers Corp.(ö) 54,727 3,853
Ryman Hospitality Properties, Inc.(ö) 56,386 4,823
SBA Communications Corp.(ö) 8,262 2,853
Simon Property Group, LP(ö) 197,264 28,916
SL Green Realty Corp.(ö) 7,215 506
Spirit Realty Capital, Inc.(ö) 76,945 3,765
STAG Industrial, Inc.(ö) 108,362 4,717
Sun Communities, Inc.(ö) 91,590 17,950
UDR, Inc.(ö) 233,932 12,990
Ventas, Inc.(ö) 171,520 9,154
VEREIT, Inc.(ö) 185,787 9,345
VICI Properties, Inc.(ö) 260,369 7,642
Welltower , Inc.(ö) 272,743 21,929
Weyerhaeuser Co.(ö) 66,108 2,361
474,552
Total Common Stocks
(cost $612,094) 805,504
Short-Term Investments - 1.8%
United States - 1.8%
U.S. Cash Management Fund(@) 14,742,335 (∞) 14,739
Total Short-Term Investments
(cost $14,739) 14,739
Other Securities - 0.4%
U.S. Cash Collateral Fund(@)(×) 3,164,561 (∞) 3,165
Total Other Securities
(cost $3,165) 3,165
Total Investments - 100.2%
(identified cost $629,998) 823,408

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 705
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Assets and Liabilities, Net
- (0.2)%
(1,725)
Net Assets - 100.0%
821,683

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
706 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.0%
CTP NV 04/06/21 EUR 90,857 19.65 1,786
1,937
ESR Cayman, Ltd. 11/20/19 HKD 97,200 2.14 208
316
Instone Real Estate Group SE 03/28/19 EUR 83,025 23.54 1,954
2,188
Longfor Group Holdings, Ltd. 10/11/21 HKD 168,000 4.45 748
815
Neinor Homes SA 05/31/21 EUR 147,084 13.86 2,039
1,894
Tritax EuroBox PLC 03/15/21 EUR 821,526 1.48 1,219 1,278
8,428
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 195 USD 8,289 12/21
217
FTSE/EPRA Europe Index Futures 103 EUR 2,505 12/21
19
Hang Seng Index Futures 6 HKD 7,591 11/21
(28)
MSCI Singapore Index Futures 20 SGD 736 11/21
(3)
S&P/TSX 60 Index Futures 3 CAD 756 12/21
19
SPI 200 Index Futures 5 AUD 910 12/21
(9)
TOPIX Index Futures 11 JPY 219,176 12/21 (54)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 161
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 304 GBP 221
11/01/21
(2)
Bank of America EUR 366 USD 425
12/15/21
1
Bank of America EUR 443 USD 525
12/15/21
12
Bank of America HKD 1,929 USD 248
12/15/21
—
Bank of America JPY 67,090 USD 609
12/15/21
20
JPMorgan Chase USD 288 CAD 364
12/15/21
7
JPMorgan Chase USD 2,149 EUR 1,814
12/15/21
(48)
JPMorgan Chase USD 1,235 JPY 136,115
12/15/21
(41)
JPMorgan Chase USD 300 SGD 403
12/15/21
(1)
JPMorgan Chase AUD 2 USD 1
12/15/21
—
JPMorgan Chase HKD 1,727 USD 222
12/15/21
—
Royal Bank of Canada USD 534 AUD 734
12/15/21
19
Royal Bank of Canada USD 288 CAD 364
12/15/21
7
Royal Bank of Canada USD 178 EUR 155
11/02/21
—
Royal Bank of Canada USD 402 EUR 343
12/15/21
(5)
Royal Bank of Canada USD 494 EUR 421
12/15/21
(7)
Royal Bank of Canada USD 2,149 EUR 1,814
12/15/21
(49)
Royal Bank of Canada USD 34 GBP 25
11/02/21
—
Royal Bank of Canada USD 285 HKD 2,219
12/15/21
—
Royal Bank of Canada USD 1,648 HKD 12,826
12/15/21
—

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 707
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 22 JPY 2,536
11/01/21
—
Royal Bank of Canada USD 37 JPY 4,203
11/02/21
—
Royal Bank of Canada USD 369 JPY 40,521
12/15/21
(14)
Royal Bank of Canada USD 1,236 JPY 136,115
12/15/21
(41)
Royal Bank of Canada USD 300 SGD 403
12/15/21
(1)
Royal Bank of Canada AUD 2 USD 1
12/15/21
—
Royal Bank of Canada EUR 215 USD 254
12/15/21
6
Royal Bank of Canada EUR 292 USD 340
12/15/21
3
Royal Bank of Canada EUR 407 USD 483
12/15/21
12
Royal Bank of Canada HKD 198 USD 25
11/01/21
—
Royal Bank of Canada HKD 200 USD 26
11/02/21
—
Royal Bank of Canada HKD 1,727 USD 222
12/15/21
—
Royal Bank of Canada HKD 1,856 USD 239
12/15/21
—
Royal Bank of Canada JPY 25,477 USD 225
12/15/21
1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (121)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 33,272 $ —
$ —
$ 33,272 4.0
Belgium — 8,568 —
—
8,568 1.0
Canada 18,898 — —
—
18,898 2.3
China — 815 —
—
815 0.1
France — 10,529 —
—
10,529 1.3
Germany — 32,447 —
—
32,447 4.0
Hong Kong — 37,174 —
—
37,174 4.5
Japan — 80,385 —
—
80,385 9.8
Netherlands — 7,883 —
—
7,883 1.0
Singapore 5,786 20,796 —
—
26,582 3.2
Spain — 5,251 —
—
5,251 0.6
Sweden — 22,584 —
—
22,584 2.7
United Kingdom — 46,564 —
—
46,564 5. 7
United States 474,552 — —
—
474,552 57. 8
Short-Term Investments — — — 14,739 14,739 1.8
Other Securities — — — 3,165 3,165 0.4
Total Investments 499,236 306,268 — 17,904 823,408 100.2
Other Assets and Liabilities, Net
(0.2)
100.0

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
708 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 255 — — — 255 —
*
Foreign Currency Exchange Contracts — 88 — — 88 —
*
A
Liabilities
Futures Contracts (94) — — — (94) (—)
*
Foreign Currency Exchange Contracts (2) (207) — — (209) (—)
*
Total Other Financial Instruments
**
$ 159 $ (119) $ — $ — $ 40
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers ...........................................................................
46,045
Diversified ..............................................................................
197,294
Healthcare ..............................................................................
56,943
Industrial ................................................................................
108,550
Lodging/Resorts ......................................................................
35,258
Office ......................................................................................
55,138
Residentia l ..............................................................................
149,518
Retail ......................................................................................
103,851
Self Storage .............................................................................
52,907
Short-Term Investments ..........................................................
14,739
Other Securities .....................................................................
3,165
Total Investments .................................................................... 823,408

Russell Investment Company
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 709
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 88
Variation margin on futures contracts* 255 —
Total
$ 255 $ 88
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 94 $ —
Unrealized depreciation on foreign currency exchange contracts — 209
Total
$ 94 $ 209
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 5,773 $ —
Foreign currency exchange contracts — 91
Total
$ 5,773 $ 91
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 956 $ —
Foreign currency exchange contracts — (74)
Total
$ 956 $ (74)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
710 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,977 $ — $ 2,977
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 88 — 88
Total Financial and Derivative Assets
3,065 — 3,065
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 3,065 $ — $ 3,065
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 34 $ — $ — $ 34
Bank of Nova Scotia
2,900 — 2,900 —
Barclays
77 — 77 —
JPMorgan Chase
7 7 — —
Royal Bank of Canada
47 47 — —
Total
$ 3,06 5 $ 54 $ 2,977 $ 34

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 711
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 209 $ — $ 209
Total Financial and Derivative Liabilities
209 — 209
Financial and Derivative Liabilities not subject to a netting agreement
(2) — (2)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 207 $ — $ 207
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
JPMorgan Chase $ 91 $ 7 $ — $ 84
Royal Bank of Canada 116 47 — 69
Total
$ 207 $ 54 $ — $ 153
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
712 Global Real Estate Securities Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 629,998
Investments, at fair value(*)(>) ......................................................................................................................................................
823,408
Foreign currency holdings(^) ......................................................................................................................................................... 1,041
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 88
Receivables:
Dividends and interest ....................................................................................................................................................... 946
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 51
Fund shares sold ................................................................................................................................................................ 331
Foreign capital gains taxes recoverable ............................................................................................................................. 157
From broker(a) ................................................................................................................................................................... 692
Variation margin on futures contracts ................................................................................................................................. 162
Total assets .................................................................................................................................................
826,877
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 574
Fund shares redeemed ....................................................................................................................................................... 388
Accrued fees to affiliates .................................................................................................................................................... 666
Other accrued expenses ..................................................................................................................................................... 192
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 209
Payable upon return of securities loaned ....................................................................................................................................... 3,165
Total liabilities .............................................................................................................................................
5,194
Net Assets ............................................................................................................................................................
$ 821,683

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 713
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 194,215
Shares of beneficial interest ...........................................................................................................................................................
215
Additional paid-in capital ..............................................................................................................................................................
627,253
Net Assets ............................................................................................................................................................
$ 821,683
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 37.09
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 39.35
Class A — Net assets ............................................................................................................................................................. $ 16,011,719
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 431,682
Net asset value per share: Class C(#) ............................................................................................................................................. $ 35.34
Class C — Net assets ............................................................................................................................................................. $ 11,270,580
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 318,924
Net asset value per share: Class M(#) ............................................................................................................................................ $ 38.24
Class M — Net assets ............................................................................................................................................................ $ 123,210,464
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 3,222,447
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 38.29
Class R6 — Net assets ........................................................................................................................................................... $ 2,888,113
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 75,428
Net asset value per share: Class S(#) .............................................................................................................................................. $ 38.28
Class S — Net assets ............................................................................................................................................................. $ 542,274,911
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 14,164,856
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 38.28
Class Y — Net assets ............................................................................................................................................................. $ 126,027,177
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 3,292,654
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,039
(*)     Securities on loan included in investments $ 2,977
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 17,904
(a)     Receivable from Broker for Futures $ 692
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
714 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 23,057
Dividends from affiliated funds ......................................................................................................................................... 10
Securities lending income (net) ......................................................................................................................................... 38
Less foreign taxes withheld ............................................................................................................................................... (651)
Total investment income ...............................................................................................................................................................
22,454
Expenses
Advisory fees .................................................................................................................................................................... 5,542
Administrative fees ........................................................................................................................................................... 333
Custodian fees ................................................................................................................................................................... 189
Distribution fees - Class A ................................................................................................................................................ 38
Distribution fees - Class C ................................................................................................................................................ 83
Transfer agent fees - Class A ............................................................................................................................................ 30
Transfer agent fees - Class C ............................................................................................................................................. 22
Transfer agent fees - Class M ............................................................................................................................................ 177
Transfer agent fees - Class R6 .......................................................................................................................................... 2
Transfer agent fees - Class S ............................................................................................................................................. 964
Transfer agent fees - Class Y ............................................................................................................................................ 4
Professional fees ............................................................................................................................................................... 110
Registration fees ............................................................................................................................................................... 113
Shareholder servicing fees - Class C ................................................................................................................................. 28
Trustees’ fees .................................................................................................................................................................... 27
Printing fees ...................................................................................................................................................................... 99
Proxy fees ......................................................................................................................................................................... 35
Miscellaneous ................................................................................................................................................................... 13
Expenses before reductions .............................................................................................................................................. 7,809
Expense reductions ........................................................................................................................................................... (435)
Net expenses .................................................................................................................................................................................
7,374
Net investment income (loss) ........................................................................................................................................................
15,080
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ....................................................................................................................................................................... 56,054
Futures contracts .............................................................................................................................................................. 5,773
Foreign currency exchange contracts ................................................................................................................................ 91
Foreign currency-related transactions ............................................................................................................................... 125
Net realized gain (loss) ..................................................................................................................................................................
62,043
Net change in unrealized appreciation (depreciation) on:
Investments ....................................................................................................................................................................... 133,243
Futures contracts .............................................................................................................................................................. 956
Foreign currency exchange contracts ................................................................................................................................ (74)
Foreign currency-related transactions ............................................................................................................................... (42)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 134,083
Net realized and unrealized gain (loss) ......................................................................................................................................... 196,126
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 211,206

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 715
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 15,080 $ 10,619
Net realized gain (loss) ...................................................................................................................... 62,043 (21,249)
Net change in unrealized appreciation (depreciation) ....................................................................... 134,083 (132,950)
Net increase (decrease) in net assets from operations ............................................................................. 211,206 (143,580)
Distributions
To shareholders
Class A .......................................................................................................................................... (196) (1,201)
Class C .......................................................................................................................................... (107) (1,047)
Class E(1) ...................................................................................................................................... — (85)
Class M ......................................................................................................................................... (1,414) (3,336)
Class R6 ........................................................................................................................................ (44) (187)
Class S ........................................................................................................................................... (6,727) (41,906)
Class Y .......................................................................................................................................... (1,467) (4,391)
Net decrease in net assets from distributions .......................................................................................... (9,955) (52,153)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 100,977 (165,889)
Total Net Increase (Decrease) in Net Assets ..........................................................................
302,228 (361,622)
Net Assets
Beginning of period .................................................................................................................................
519,455 881,077
End of period ..........................................................................................................................................
$ 821,683 $ 519,455

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
716 Global Real Estate Securities Fund
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 36 $ 1,194 42 $ 1,253
Proceeds from reinvestment of distributions 6 195 39 1,194
Payments for shares redeemed (76) (2,534) (136) (3,919)
Net increase (decrease)
(34) (1,145) (55) (1,472)
Class C
Proceeds from shares sold 14 454 14 384
Proceeds from reinvestment of distributions 3 106 35 1,040
Payments for shares redeemed (90) (2,808) (168) (4,742)
Net increase (decrease)
(73) (2,248) (119) (3,318)
Class E(1)
Proceeds from shares sold — — 2 51
Proceeds from reinvestment of distributions — — 3 84
Payments for shares redeemed — — (49) (1,363)
Net increase (decrease)
— — (44) (1,228)
Class M
Proceeds from shares sold 2,152 74,427 408 11,899
Proceeds from reinvestment of distributions 40 1,414 107 3,336
Payments for shares redeemed (365) (12,785) (816) (26,530)
Net increase (decrease)
1,827 63,056 (301) (11,295)
Class R6
Proceeds from shares sold 15 490 23 739
Proceeds from reinvestment of distributions 1 44 6 187
Payments for shares redeemed (20) (745) (22) (630)
Net increase (decrease)
(4) (211) 7 296
Class S
Proceeds from shares sold 4,907 172,336 3,191 92,151
Proceeds from reinvestment of distributions 188 6,707 1,322 41,710
Payments for shares redeemed (5,590) (190,523) (9,185) (281,323)
Net increase (decrease)
(495) (11,480) (4,672) (147,462)
Class Y
Proceeds from shares sold 2,097 73,712 682 21,837
Proceeds from reinvestment of distributions 41 1,467 140 4,390
Payments for shares redeemed (617) (22,174) (830) (27,637)
Net increase (decrease)
1,521 53,005 (8) (1,410)
Total increase (decrease)
2,742 $ 100,977 (5,192) $ (165,889)

Russell Investment Company
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
718 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 26.92 .63 9.99 10.62 (.45) —
October 31, 2020 35.83 .42 (6.97) (6.55) (1.75) (.61)
October 31, 2019 30.94 .45 5.45 5.90 (.72) (.29)
October 31, 2018 33.65 .77 (.41) .36 (1.26) (1.81)
October 31, 2017 34.94 .37 1.55 1.92 (1.12) (2.09)
Class C
October 31, 2021 25.77 .35 9.55 9.90 (.33) —
October 31, 2020 34.40 .19 (6.66) (6.47) (1.55) (.61)
October 31, 2019 29.74 .20 5.23 5.43 (.48) (.29)
October 31, 2018 32.46 .51 (.40) .11 (1.02) (1.81)
October 31, 2017 33.82 .11 1.49 1.60 (.87) (2.09)
Class M
October 31, 2021 27.71 .84 10.22 11.06 (.53) —
October 31, 2020 36.81 .54 (7.17) (6.63) (1.86) (.61)
October 31, 2019 31.76 .58 5.60 6.18 (.84) (.29)
October 31, 2018 34.46 .94 (.45) .49 (1.38) (1.81)
October 31, 2017(3) 33.36 .22 1.37 1.59 (.49) —
Class R6
October 31, 2021 27.74 .78 10.32 11.10 (.55) —
October 31, 2020 36.86 .56 (7.18) (6.62) (1.89) (.61)
October 31, 2019 31.79 .62 5.60 6.22 (.86) (.29)
October 31, 2018 34.49 .94 (.43) .51 (1.40) (1.81)
October 31, 2017 35.74 .51 1.60 2.11 (1.27) (2.09)
Class S
October 31, 2021 27.75 .74 10.29 11.03 (.50) —
October 31, 2020 36.86 .51 (7.18) (6.67) (1.83) (.61)
October 31, 2019 31.79 .55 5.61 6.16 (.80) (.29)
October 31, 2018 34.49 .89 (.44) .45 (1.34) (1.81)
October 31, 2017 35.74 .46 1.58 2.04 (1.20) (2.09)
Class Y
October 31, 2021 27.73 .88 10.22 11.10 (.55) —
October 31, 2020 36.84 .57 (7.18) (6.61) (1.89) (.61)
October 31, 2019 31.78 .61 5.61 6.22 (.87) (.29)
October 31, 2018 34.48 .94 (.42) .52 (1.41) (1.81)
October 31, 2017 35.73 .54 1.57 2.11 (1.27) (2.09)

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 719
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b )
(.45) 37.09 39.58 16,012 1.38 1.33 1.87 81
(2.36) 26.92 (18.98) 12,554 1.40 1.36 1.43 88
(1.01) 35.83 19.51 18,684 1.38 1.35 1.36 74
(3.07) 30.94 .86 19,019 1.38 1.37 2.37 81
(3.21) 33.65 6.10 23,285 1.39 1.39 1.10 92
(.33) 35.34 38.50 11,271 2.13 2.08 1.09 81
(2.16) 25.77 (19.56) 10,102 2.15 2.11 .68 88
(.77) 34.40 18.62 17,584 2.13 2.10 .61 74
(2.83) 29.74 .10 20,146 2.13 2.12 1.61 81
(2.96) 32.46 5.28 25,114 2.14 2.14 .35 92
(.53) 38.24 40.07 123,210 1.13 .98 2.36 81
(2.47) 27.71 (18.69) 38,678 1.15 1.01 1.79 88
(1.13) 36.81 19.92 62,478 1.15 1.01 1.68 74
(3.19) 31.76 1.23 34,715 1.13 1.02 2.84 81
(.49) 34.46 4.81 16,339 1.14 1.04 1.01 92
(.55) 38.29 40.16 2,888 .98 .91 2.22 81
(2.50) 27.74 (18.65) 2,205 1.00 .94 1.86 88
(1.15) 36.86 20.03 2,659 .99 .94 1.82 74
(3.21) 31.79 1.30 5,941 .98 .95 2.84 81
(3.36) 34.49 6.52 4,707 .99 .97 1.50 92
(.50) 38.28 39.90 542,275 1.13 1.08 2.12 81
(2.44) 27.75 (18.78) 406,795 1.15 1.11 1.68 88
(1.09) 36.86 19.83 712,519 1.13 1.10 1.62 74
(3.15) 31.79 1.12 923,857 1.13 1.12 2.66 81
(3.29) 34.49 6.33 845,726 1.14 1.14 1.34 92
(.55) 38.28 40.20 126,027 .93 .88 2.46 81
(2.50) 27.73 (18.61) 49,121 .96 .91 1.88 88
(1.16) 36.84 20.05 65,565 .94 .91 1.80 74
(3.22) 31.78 1.32 73,909 .93 .92 2.82 81
(3.36) 34.48 6.55 79,371 .94 .94 1.57 92

Russell Investment Company
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
720 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 512,779
Administration fees 32,816
Distribution fees 10,396
Shareholder servicing fees 2,346
Transfer agent fees 105,577
Trustee fees 2,323
$ 666,237
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 8,823 $ 92,456 $ 98,114 $ — $ — $ 3,165 $ 3 $ —
U.S. Cash Management Fund 10,148 434,478 429,887 — — 14,739 10 —
$ 18,971 $ 526,934 $ 528,001 $ — $ — $ 17,904 $ 13 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 675,322,439 $ 155,955,473 $ (7,929,697) $ 148,025,776 $ 24,649,832 $ 21,584,743
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 9,955,223 $ — $ — $ 39,008 ,082 $ 13,145,218 $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
722 Multi-Strategy Income Fund
Multi-Strategy Income Fund
-
Class A
‡
Total
Return
1 Year 12 .58%
5 Years 4 .31%§
Inception* 3 .53%§
Multi-Strategy Income Fund
-
Class C
Total
Return
1 Year 18 .58%
5 Years 4 .75%§
Inception* 3 .71%§
Multi-Strategy Income Fund
-
Class M
‡‡
Total
Return
1 Year 19 .81%
5 Years 5 .90%§
Inception* 4 .82%§
Multi-Strategy Income Fund
-
Class S
Total
Return
1 Year 19 .74%
5 Years 5 .82%§
Inception* 4 .76%§
Multi-Strategy Income Fund
-
Class Y
Total
Return
1 Year 19 .94%
5 Years 6 .02%§
Inception* 4 .96%§
ICE BofA Global High Yield 2% Constrained Index (USD
Hedged)**
Total
Return
1 Year 8 .89%
5 Years 6 .08%§
Inception* 5 .84%§

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Multi-Strategy Income Fund 723
The Multi-Strategy Income Fund (the “Fund”) employs a multi-
manager approach whereby portions of the Fund are allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2021, the Fund had eight money managers.
What is the Fund’s investment objective?
The Fund seeks to provide a high level of current income and, as a secondary objective, long-term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class S and Class Y
Shares gained 19.41%, 18.58%, 19.81%, 19.74%, and 19.94%,
respectively. This is compared to the Fund’s benchmark, the
ICE BofA Global High Yield 2% Constrained Index (USD
Hedged), which gained 8.89% during the fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation 30% to 50%
Equity Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
16.78%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or capitalization benchmark other than the Fund’s index (a “RIM-assigned
benchmark”). However, the Fund’s primary index remains the
benchmark for the Fund and is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
For the fiscal year, post-pandemic economic reopening, stimulative fiscal and monetary policies, and positive vaccination progress related to COVID-19 contributed positively to performance.
Commodities were the highest returning asset class over
the fiscal year, as the global economic reopening and rising inflationary pressures boded well for the inflation-sensitive asset class. Additionally, equities performed strongly, slightly underperforming commodities however providing strong returns nonetheless, with European, U.K., and Canadian equities
outperforming the Fund’s benchmark while emerging market
and Japanese equities lagged broad global equities. The strong performance of equities was beneficial to Fund performance, as equities outperformed relative to the Fund’s benchmark. Within the U.S., the Russell 3000
®
Index gained nearly 42%, with value
stocks outperforming their growth counterparts. Additionally, small-cap equities outperformed large-cap stocks, as the most economically sensitive stocks outperformed, consistent with
strong economic growth. The outperformance of these cyclical areas of the market, including small cap and value stocks, was beneficial, as the Fund is tilted with preferences for these areas of the market as opposed to more defensive and non-cyclical areas of the market.
With respect to fixed income, the increased appetite for risk in the market was reflected in the outperformance of credit relative to aggregate bonds, rising interest rates, and a flattening yield curve. High yield credits and loans were outperformers, while investment-grade credits were the second-strongest performing fixed income sector. Asset-backed and mortgage-backed securities underperformed relative to the broad fixed income market for the fiscal year. As global interest rates rose, Treasuries declined in price, consistent with the increased economic growth and higher inflation seen throughout the year. Commodities were the highest returning asset class, consistent with reflationary themes, with the price per barrel of oil increasing, and sub-asset classes such as infrastructure and listed real estate following suit.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included global equity, high yield debt, bank loans, preferred securities, global real estate investment trusts, global infrastructure, investment-grade credit and emerging market debt.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to money manager performance, global equity
managers contributed the most to the Fund’s overall performance, with value-oriented managers contributing the most among those managers. Boston Partners Global Investors, Inc. (“Boston”), a small-cap U.S. equity value manager, was the top performer, with absolute returns over 50% and benchmark-relative returns

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
724 Multi-Strategy Income Fund
greater than 40%. Boston’s stock selection was the main driver of this strong performance.
Putnam Investment Management, LLC (“Putnam”)
underperformed its RIM-assigned benchmark. Putnam’s
Mortgage Opportunities strategy emphasizes prepayment risk and securitized credit risk as the key drivers of returns. However, for the fiscal year, this strategy underperformed. As mortgage rates reached historically low levels, housing demand remained robust and the U.S. consumer has been flush with cash, resulting in faster than expected mortgage prepayments. This was a headwind for Putnam’s strategy. Additionally, towards the end of the fiscal year, mortgage-backed securities spreads also began to widen, which was also a headwind for Putnam’s strategy.
During the fiscal year, RIM used equity and fixed-income
derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation strategies. RIM used standardized derivative contracts, such as equity index futures and Treasury futures, to help efficiently implement tactical asset allocation changes. In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and achieve the desired asset allocation in a more efficient manner.
During the fiscal year, RIM utilized a positioning strategy to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/or rules-
based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along geographic, factor and
industry dimensions, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios.
The strategy underperformed relative to the Fund’s benchmark for the fiscal year. Underperformance was largely a result of relative geographic tilts, as the strategy was underweight U.S. equities and overweight European peers relative to the benchmark.
Describe any changes to the Fund’s structure or the money
manager line-up.
In December 2020, RIM terminated First Eagle Alternative
Credit LLC and reallocated assets among the Fund’s existing
money managers and strategies.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Berenberg Asset Management LLC
European Equities
Boston Partners Global Investors, Inc.
Global Equities
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited
Global Listed Real
Estate Securities,
Global Listed
Infrastructure,
Preferred Securities
GLG LLC Emerging Markets
Debt
Kopernik Global Investors, LLC
Global Equities
Oaktree Fund Advisors, LLC
(formerly, Oaktree Capital Management, L.P.) Convertibles
Putnam Investment Management, LLC Mortgages
Sompo Asset Management Co., Ltd. Japan Equities

Russell Investment Company
Multi-Strategy Income Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Multi-Strategy Income Fund 725
* Assumes initial investment on May 1, 2015.
** The ICE BofA Global High Yield 2% Constrained Index (USD Hedged) contains all securities in the ICE BofA Global High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro-rata basis.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Principles (“U.S. GAAP”).

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
726 Multi-Strategy Income Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,019.30 $ 1,020.01
Expenses Paid During Period* $ 5.24 $ 5.24
* Expenses are equal to the Fund's annualized expense ratio of 1.03%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,014.80 $ 1,016.23
Expenses Paid During Period* $ 9.04 $ 9.05
* Expenses are equal to the Fund's annualized expense ratio of 1.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,020.10 $ 1,021.78
Expenses Paid During Period* $ 3.46 $ 3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
Multi-Strategy Income Fund 727
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,020.10 $ 1,021.27
Expenses Paid During Period* $ 3.97 $ 3.97
* Expenses are equal to the Fund's annualized expense ratio of 0.78%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,021.00 $ 1,022.28
Expenses Paid During Period* $ 2.95 $ 2.96
* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
728 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 38.3%
Corporate Bonds and Notes - 10.8%
1Life Healthcare, Inc.
3.000% due 06/15/25 182 176
Aircastle , Ltd.
5.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.410%)
(Ê)(ƒ)(Þ) 80 82
Alarm.com Holdings, Inc.
1.961% due 01/15/26 195 179
Ally Financial, Inc.
Series B
4.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.868%)
(Ê)(ƒ) 131 136
Series C
4.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.481%)
(Ê)(ƒ) 395 402
Alteryx , Inc.
0.500% due 08/01/24 (Þ) 1,184 1,117
American Express Co.
3.550% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.854%)
(Ê)(ƒ) 489 491
American International Group, Inc.
8.175% due 05/15/58 (USD 3
Month LIBOR + 4.195%)(Ê) 350 516
Series A-9
5.750% due 04/01/48 (USD 3
Month LIBOR + 2.868%)(Ê) 108 124
Apollo Commercial Real Estate Finance,
Inc.
5.375% due 10/15/23 1,459 1,484
Apollo Management Holdings, LP
4.950% due 01/14/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.266%)
(Ê)(Þ) 122 126
Ares Capital Corp.
4.625% due 03/01/24 531 603
Ares Management Corp.
4.125% due 06/30/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.237%)
(Ê)(Þ) 130 134
Assurant, Inc.
7.000% due 03/27/48 (USD 3
Month LIBOR + 4.135%)(Ê)(Ñ) 210 244
AXIS Specialty Finance LLC
4.900% due 01/15/40 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.186%)
(Ê) 95 100
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bandwidth, Inc.
0.500% due 04/01/28 162 135
Bank of America Corp.
Series AA
6.100% due 12/31/49 (USD 3
Month LIBOR + 3.898%)(Ê)(ƒ) 569 626
Series FF
5.875% due 12/31/99 (USD 3
Month LIBOR + 2.931%)(Ê)(ƒ) 356 399
Series X
6.250% due 09/29/49 (USD 3
Month LIBOR + 3.705%)(Ê)(ƒ) 573 625
Baozun , Inc.
1.625% due 05/01/24 425 398
Benefitfocus , Inc.
1.250% due 12/15/23 305 289
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 1,134 1,171
CalAmp Corp.
2.000% due 08/01/25 213 195
Capital One Financial Corp.
Series M
3.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.157%)
(Ê)(ƒ) 192 195
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.971%)
(Ê)(ƒ) 423 465
Series H
4.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
3.079%)(Ê)(ƒ) 268 272
Series I
4.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.168%)
(Ê)(ƒ) 700 720
Citigroup, Inc.
5.950% due 07/31/49 (USD 3
Month LIBOR + 4.068%)(Ê)(ƒ) 268 277
5.900% due 12/29/49 (USD 3
Month LIBOR + 4.230%)(Ê)(ƒ) 250 259
3.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.417%)
(Ê)(ƒ) 407 411
Series P
5.950% due 12/31/49 (USD 3
Month LIBOR + 3.905%)(Ê)(ƒ) 305 329
Series T
6.250% due 12/29/49 (USD 3
Month LIBOR + 4.517%)(Ê)(ƒ) 160 184

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 729
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series Y
4.150% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.000%)
(Ê)(ƒ) 263 264
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.313%)
(Ê)(ƒ)(Ñ) 129 141
CMS Energy Corp.
4.750% due 06/01/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.116%)
(Ê) 97 108
CoBank ACB
Series I
6.250% due 12/29/49 (USD 3
Month LIBOR + 4.660%)(Ê)(ƒ) 330 368
Colony Capital, Inc.
5.000% due 04/15/23 1,459 1,504
Comerica, Inc.
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.291%)
(Ê)(ƒ) 116 128
Depository Trust & Clearing Corp. (The)
Series D
3.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.606%)
(Ê)(ƒ)(Þ) 250 253
Discover Financial Services
Series C
5.500% due 12/31/99 (USD 3
Month LIBOR + 3.076%)(Ê)(ƒ) 176 189
Series D
6.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.783%)
(Ê)(ƒ) 80 89
DISH Network Corp.
2.375% due 03/15/24 1,442 1,399
Dominion Energy, Inc.
Series B
4.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.993%)
(Ê)(ƒ) 175 186
Duke Energy Corp.
3.250% due 01/15/82 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.321%)
(Ê) 96 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.388%)
(Ê)(ƒ) 155 165
Edison International
Series A
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.698%)
(Ê)(ƒ) 248 256
Energy Transfer Operating, LP
Series H
6.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.694%)
(Ê)(ƒ) 180 186
Energy Transfer, LP
7.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.306%)
(Ê)(ƒ) 33 35
Enstar Finance LLC
5.750% due 09/01/40 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.468%)
(Ê) 225 237
Equitable Holdings, Inc.
Series B
4.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.736%)
(Ê)(ƒ) 200 215
EZCORP, Inc.
2.375% due 05/01/25 875 784
Farm Credit Bank of Texas
Series 4
5.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.415%)
(Ê)(ƒ)(Þ) 275 300
FireEye, Inc.
Series B
1.625% due 06/01/35 1,481 1,478
GA Global Funding Trust
4.700% due 10/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.796%)
(Ê)(Þ) 260 268
General Electric Co.
Series D
3.446% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 140 136
Goldman Sachs Group, Inc. (The)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
730 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series Q
5.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.623%)
(Ê)(ƒ) 115 122
Series T
3.800% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.969%)
(Ê)(ƒ) 81 81
Series U
3.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.915%)
(Ê)(ƒ) 214 212
Series V
4.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.949%)
(Ê)(ƒ) 119 119
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 1,080 1,071
6.375% due 10/01/23 145 145
Greenlight Capital, Inc.
4.000% due 08/01/23 439 418
GSK Finance No. 3 PLC
0.000% due 06/22/23 976 956
Haemonetics Corp.
3.545% due 03/01/26 1,431 1,249
Hartford Financial Services Group, Inc.
Series ICON
2.250% due 02/12/47 (USD 3
Month LIBOR + 2.125%)(Ê)(Þ) 225 218
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 275 259
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 142 147
High Ridge Brands Co.
8.875% due 03/15/25 (Š) 1,640 20
Huntington Bancshares, Inc.
Series G
4.450% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.045%)
(Ê)(ƒ) 123 131
I3 Verticals LLC
1.000% due 02/15/25 121 110
ILFC E-Capital Trust I
3.460% due 12/21/65 (~)(Ê)(Þ) 210 172
Innoviva , Inc.
2.125% due 01/15/23 771 843
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 243 227
Invacare Corp.
5.000% due 11/15/24 289 273
Ionis Pharmaceuticals, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.125% due 12/15/24 (Þ) 1,032 932
iQIYI , Inc.
4.000% due 12/15/26 182 158
JPMorgan Chase & Co.
Series FF
5.000% due 12/31/99 (SOFR +
3.380%)(Ê)(ƒ) 303 314
Series HH
4.600% due 12/31/99 (SOFR +
3.125%)(Ê)(ƒ) 56 57
Series KK
3.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.850%)
(Ê)(ƒ) 410 408
Series S
6.750% due 01/29/49 (USD 3
Month LIBOR + 3.780%)(Ê)(ƒ) 294 321
Series U
6.125% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 175 187
Series X
6.100% due 12/31/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 300 323
Kaman Corp.
3.250% due 05/01/24 1,062 1,074
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,036 1,108
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (Ê)(ƒ)(Þ)(~) 185 200
LendingTree , Inc.
0.500% due 07/15/25 1,638 1,401
Liberty Broadband Corp.
1.250% due 09/30/50 704 701
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 678 699
Liberty Mutual Group, Inc.
4.125% due 12/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.315%)
(Ê)(Þ) 134 137
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 1,257 1,266
M&T Bank Corp.
3.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.679%)
(Ê)(ƒ) 93 91
Magnite , Inc.
0.250% due 03/15/26 260 217
Markel Corp.
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.662%)
(Ê)(ƒ) 125 138
MetLife Capital Trust IV

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 731
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 12/15/37 (Þ) 100 139
MetLife, Inc.
9.250% due 04/08/38 (Þ) 325 490
10.750% due 08/01/39 171 290
MFA Financial, Inc.
6.250% due 06/15/24 1,502 1,544
MGIC Investment Corp.
9.000% due 04/01/63 (Þ) 1,079 1,441
MicroStrategy , Inc.
5.340% due 02/15/27 1,278 1,055
Momo , Inc.
1.250% due 07/01/25 (Þ) 819 721
Nabors Industries, Inc.
0.750% due 01/15/24 121 112
New Mountain Finance Corp.
5.750% due 08/15/23 1,186 1,271
New Relic, Inc.
0.500% due 05/01/23 850 889
NIO, Inc.
3.084% due 02/01/26 796 705
NuVasive , Inc.
1.000% due 06/01/23 375 374
0.375% due 03/15/25 (Þ) 48 45
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24 290 265
PartnerRe Finance B LLC
4.500% due 10/01/50 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.815%)
(Ê) 50 53
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 1,468 1,500
PNC Financial Services Group, Inc.
(The)
Series T
3.400% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.595%)
(Ê)(ƒ) 277 273
Precigen , Inc.
3.500% due 07/01/23 404 327
Prudential Financial, Inc.
5.375% due 05/15/45 (USD 3
Month LIBOR + 3.031%)(Ê) 161 175
Series XW7
5.200% due 03/15/44 (USD 3
Month LIBOR + 3.040%)(Ê) 450 476
Quotient Technology, Inc.
1.750% due 12/01/22 561 546
Radius Health, Inc.
3.000% due 09/01/24 553 541
Redwood Trust, Inc.
4.750% due 08/15/23 (Ñ) 564 575
Regions Financial Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series D
5.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.430%)
(Ê)(ƒ) 90 99
Retrophin , Inc.
2.500% due 09/15/25 577 616
RWT Holdings, Inc.
5.750% due 10/01/25 920 945
SBL Holdings LLC
6.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.620%)
(Ê)(ƒ)(Þ) 210 207
7.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.580%)
(Ê)(ƒ)(Þ) 215 216
Sempra Energy
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.550%)
(Ê)(ƒ) 365 394
SmileDirectClub LLC
5.967% due 02/01/26 917 631
South Jersey Industries, Inc.
5.020% due 04/15/31 100 109
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.915%)
(Ê) 254 258
Series B
4.000% due 01/15/51 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.733%)
(Ê) 265 276
Splitrock Services, Inc.
5.500% due 02/28/24 606 517
Spotify Technology SA
2.270% due 03/15/26 942 895
Starwood Property Trust, Inc.
4.375% due 04/01/23 606 647
Stride, Inc.
1.125% due 09/01/27 140 140
Sunrun , Inc.
2.226% due 02/01/26 366 333
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 1,426 1,411
SVB Financial Group
Series C
4.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.202%)
(Ê)(ƒ) 320 321

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
732 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series D
4.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.074%)
(Ê)(ƒ) 140 140
Series E
4.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
3.064%)(Ê)(ƒ) 140 142
Tabula Rasa HealthCare, Inc.
1.750% due 02/15/26 (Ñ)(Þ) 454 380
Tilray , Inc.
5.000% due 10/01/23 1,055 1,028
Truist Financial Corp.
Series M
5.125% due 12/31/99 (USD 3
Month LIBOR + 2.786%)(Ê)(ƒ)(Ñ) 245 263
Series N
4.800% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.003%)
(Ê)(ƒ) 126 131
Series P
4.950% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.605%)
(Ê)(ƒ) 123 133
Series Q
5.100% due 12/31/99 (U.S.
Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
4.349%)(Ê)(ƒ) 185 207
Twitter, Inc.
1.255% due 03/15/26 358 328
US Bancorp
3.700% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.541%)
(Ê)(ƒ) 332 331
Veeco Instruments, Inc.
2.700% due 01/15/23 716 716
Wells Fargo & Co.
5.950% due 12/15/36 190 260
Series B
7.950% due 11/15/29 114 155
Series BB
3.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.453%)
(Ê)(ƒ) 877 893
Series U
5.875% due 12/31/49 (USD 3
Month LIBOR + 3.990%)(Ê)(ƒ) 194 214
Western Digital Corp.
1.500% due 02/01/24 (Þ) 1,148 1,136
66,432
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Debt - 4.7%
21Vianet Group, Inc.
0.000% due 02/01/26 (Þ) 812 659
Allianz SE
3.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.973%)
(Ê)(ƒ)(Þ) 200 202
AXA SA
8.600% due 12/15/30 55 81
6.379% due 12/29/49 (USD 3
Month LIBOR + 2.256%)(Ê)(ƒ)(Þ) 200 278
Banco Bilbao Vizcaya Argentaria SA
Series 9
6.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.192%)
(Ê)(ƒ) 200 215
Banco Santander SA
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.989%)(Ê)(ƒ) 200 216
4.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.753%)
(Ê)(ƒ) 200 201
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.036%)
(Ê)(ƒ)(Þ) 400 424
Bank of Nova Scotia (The)
4.900% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.551%)
(Ê)(ƒ) 135 144
Barclays PLC
4.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.410%)
(Ê)(ƒ) 200 197
6.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.867%)
(Ê)(ƒ) 200 220
8.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.672%)
(Ê)(ƒ) 200 223
Beazley Insurance Designated Activity
Co.
5.500% due 09/10/29 200 225
BNP Paribas SA
6.625% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.149%)(Ê)
(ƒ)(Þ) 200 216

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 733
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.980%)(Ê)
(ƒ)(Þ) 200 235
Series 144a
7.375% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.150%)(Ê)
(ƒ)(Þ) 500 574
BP Capital Markets PLC
4.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.036%)
(Ê)(ƒ) 350 371
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.398%)
(Ê)(ƒ) 609 662
CNP Assurances
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.183%)
(Ê)(ƒ) 200 206
Commerzbank AG
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.228%)
(Ê)(ƒ) 200 215
Credit Agricole SA
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.898%)(Ê)
(ƒ)(Þ) 200 221
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 400 479
6.875% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.319%)(Ê)
(ƒ)(Þ) 200 221
Credit Suisse Group AG
7.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.108%)
(Ê)(ƒ) 400 414
7.500% due 12/31/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.598%)(Ê)
(ƒ)(Þ) 200 218
5.250% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.889%)
(Ê)(ƒ)(Þ) 200 208
6.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.822%)
(Ê)(ƒ)(Þ) 500 544
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.332%)(Ê)(ƒ)(Þ) 400 444
Series 144a
7.500% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.600%)(Ê)
(ƒ)(Þ) 400 426
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 10/29/49 (USD 3
Month LIBOR + 3.680%)(Ê)(ƒ)(Þ) 300 327
Danske Bank A/S
4.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.387%)
(Ê)(ƒ) 200 202
Deutsche Bank AG
Series #
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.524%)
(Ê)(ƒ) 200 209
Emera , Inc.
Series 16-A
6.750% due 06/15/76 (USD 3
Month LIBOR + 5.440%)(Ê) 570 668
Enbridge, Inc.
6.250% due 03/01/78 (USD 3
Month LIBOR + 3.641%)(Ê) 244 269
Series 16-A
6.000% due 01/15/77 (USD 3
Month LIBOR + 3.890%)(Ê) 297 328
Series 20-A
5.750% due 07/15/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.314%)
(Ê) 412 463
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (USD 3
Month LIBOR + 4.370%)(Ê)(ƒ) 250 272
Ghana Government International Bond
Series REGS
7.875% due 08/07/23 25 25
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.000%)
(Ê)(Þ) 200 207
Hope Bancorp, Inc.
2.000% due 05/15/38 1,491 1,452
HSBC Capital Funding, LP
10.176% due 12/29/49 (USD 3
Month LIBOR + 4.980%)(Ê)(ƒ)(Þ) 110 179
HSBC Holdings PLC
6.375% due 03/19/24 (USD ICE
Swap Rate NY 5 Year Rate +
3.705%)(Ê) 200 216

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
734 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 12/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
4.368%)(Ê)(ƒ) 200 218
4.600% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.649%)
(Ê)(ƒ) 200 199
6.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
3.606%)(Ê)(ƒ) 200 223
ING Groep NV
6.500% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.446%)
(Ê)(ƒ) 400 439
3.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.862%)
(Ê)(ƒ) 200 193
5.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.342%)
(Ê)(ƒ) 200 217
Intesa Sanpaolo SpA
7.700% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.462%)(Ê)
(ƒ)(Þ) 200 223
Jazz Investments I, Ltd.
1.500% due 08/15/24 (Ñ) 425 431
JOYY, Inc.
0.750% due 06/15/25 (Þ) 79 73
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24 140 151
Lancashire Holdings, Ltd.
5.625% due 09/18/41 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.080%)
(Ê) 200 217
Lloyds Banking Group PLC
7.500% due 04/30/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.760%)
(Ê)(ƒ) 200 221
6.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.815%)
(Ê)(ƒ) 200 229
Macquarie Bank, Ltd.
6.125% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.703%)(Ê)
(ƒ)(Þ) 200 217
Meiji Yasuda Life Insurance Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 10/20/45 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.230%)
(Ê)(Þ) 200 222
Natwest Group PLC
8.000% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.720%)
(Ê)(ƒ) 200 235
4.600% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.100%)
(Ê)(ƒ) 200 197
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.625%)
(Ê)(ƒ) 200 221
Nippon Life Insurance Co.
4.700% due 01/20/46 (USD ICE
Swap Rate NY 5 Year Rate +
3.750%)(Ê)(Þ) 300 329
4.000% due 09/19/47 (USD ICE
Swap Rate NY 5 Year Rate +
2.880%)(Ê)(Þ) 200 215
Nordea Bank Abp
6.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.110%)
(Ê)(ƒ)(Þ) 200 228
Phoenix Group Holdings PLC
5.625% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.035%)
(Ê)(ƒ) 200 210
QBE Insurance Group, Ltd.
5.875% due 06/17/46 (USD ICE
Swap Rate NY 10 Year Rate +
4.395%)(Ê) 406 454
5.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.513%)
(Ê)(ƒ)(Þ) 200 219
Rothesay Life PLC
Series NC6
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.580%)
(Ê)(ƒ) 200 199
Scentre Group Trust 2
4.750% due 09/24/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.379%)
(Ê)(Þ) 300 317
Series 144a
5.125% due 09/24/80 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.685%)
(Ê)(Þ) 300 319

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 735
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Scorpio Tankers, Inc.
3.000% due 05/15/25 (Þ) 162 165
SFL Corp., Ltd.
4.875% due 05/01/23 1,366 1,369
Societe Generale SA
8.000% due 09/29/49 (USD ICE
Swap Rate NY 5 Year Rate +
5.873%)(Ê)(ƒ)(Þ) 200 233
7.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.979%)(Ê)
(ƒ)(Þ) 400 441
4.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.931%)
(Ê)(ƒ)(Þ) 200 205
6.750% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 3.929%)(Ê)
(ƒ)(Þ) 400 446
Series 144a
5.375% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.514%)
(Ê)(ƒ)(Þ) 200 213
Standard Chartered PLC
7.750% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.723%)(Ê)
(ƒ)(Þ) 200 214
4.750% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.805%)
(Ê)(ƒ)(Ñ)(Þ) 200 197
Teekay Corp.
5.000% due 01/15/23 199 196
TransCanada Trust
5.500% due 09/15/79 (SOFR +
4.416%)(Ê) 390 425
Series 16-A
5.875% due 08/15/76 (USD 3
Month LIBOR + 4.640%)(Ê) 598 658
Transocean, Inc.
0.500% due 01/30/23 546 489
UBS Group AG
5.125% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.855%)
(Ê)(ƒ) 200 215
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 6 Month
LIBOR] 5 Year Rate + 4.590%)
(Ê)(ƒ) 400 451
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 400 433
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UniCredit SpA
8.000% due 04/03/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.180%)
(Ê)(ƒ) 200 218
Vodafone Group PLC
Series NC10
4.125% due 06/04/81 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.767%)
(Ê) 310 308
Weibo Corp.
1.250% due 11/15/22 (Þ) 668 655
WisdomTree Investments, Inc.
3.250% due 06/15/26 1,072 1,063
28,966
Loan Agreements - 0.0%
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š) 112 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š) 137 —
—
Mortgage-Backed Securities - 19.6%
Fannie Mae
4.500% due 2049 13 15
5.000% due 2049 44 49
30 Year TBA(Ï)
2.000% 1,000 999
2.500% 4,000 4,107
3.000% 4,000 4,172
4.000% 33,000 35,328
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 284 59
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 1,513 293
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1
Month LIBOR + 5.900%)(Ê) 1,001 181
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,747 218
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 358 19
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 964 195

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
736 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 413 11
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 1,019 198
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 407 21
Series 2013-90 Class SD
Interest Only STRIP
6.432% due 09/25/43 (-1 x USD 1
Month LIBOR + 6.600%)(Ê) 590 100
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1
Month LIBOR + 5.950%)(Ê) 1,091 258
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 619 105
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 611 114
Series 2015-66 Class AS
Interest Only STRIP
6.082% due 09/25/45 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 1,824 309
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 1,388 297
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33 1,374 190
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1
Month LIBOR + 6.050%)(Ê) 2,501 485
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 1,518 334
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,609 448
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,545 261
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 2,278 385
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 874 146
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,309 213
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 519 57
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,123 172
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 2,068 423
Series 2018-38 Class SP
Interest Only STRIP
6.032% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,830 303
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,635 467
Series 2018-73 Class MS
Interest Only STRIP
6.032% due 10/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 3,214 633
Series 2018-92 Class BI
Interest Only STRIP
5.000% due 01/25/49 1,211 218
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,232 182
Series 2019-1 Class KI
Interest Only STRIP
4.500% due 02/25/49 627 35
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 740 36
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 789 66
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,464 232
Series 2019-41 Class SK
Interest Only STRIP
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,152 435
Series 2019-42 Class SA
Interest Only STRIP
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,278 274
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,585 227

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 737
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,025 140
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,888 294
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,895 307
Series 2019-57 Class SG
Interest Only STRIP
5.964% due 10/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,335 507
Series 2019-71 Class CS
Interest Only STRIP
5.832% due 11/25/49 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 821 192
Series 2019-83 Class QS
Interest Only STRIP
5.858% due 01/25/50 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 2,003 367
Series 2020-24 Class IB
Interest Only STRIP
3.000% due 04/25/50 4,682 688
Series 2020-31 Class CI
Interest Only STRIP
5.000% due 05/25/50 3,183 594
Series 2020-41 Class SE
Interest Only STRIP
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,252 685
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 2,722 398
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 2,649 350
Series 2020-75 Class MI
Interest Only STRIP
4.000% due 11/25/50 2,176 344
Series 2020-93 Class WI
Interest Only STRIP
5.000% due 06/25/50 2,249 387
Series 2021-5 Class PI
Interest Only STRIP
3.500% due 02/25/51 4,874 517
Series 2021-17 Class GI
Interest Only STRIP
4.000% due 02/25/51 2,538 417
Series 2021-18 Class IY
Interest Only STRIP
4.500% due 08/25/49 1,241 232
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-25 Class IJ
Interest Only STRIP
3.500% due 05/25/51 5,020 383
Series 2021-25 Class IT
Interest Only STRIP
4.000% due 05/25/51 4,248 427
Series 2021-43 Class IO
Interest Only STRIP
2.500% due 06/25/51 4,184 564
Series 2021-56 Class IB
Interest Only STRIP
2.500% due 09/25/51 4,287 394
Series 2021-56 Class IL
Interest Only STRIP
3.000% due 03/25/51 4,473 741
Series 2021-56 Class QI
Interest Only STRIP
4.500% due 09/25/51 4,041 669
Series 2021-56 Class WI
Interest Only STRIP
2.500% due 09/25/51 2,940 294
Series 2021-77 Class BI
Interest Only STRIP
4.500% due 11/25/51 2,881 407
Fannie Mae Strips
Series 2009-397 Class 2
Interest Only STRIP
5.000% due 09/25/39 974 162
Series 2010-404 Class 2
Interest Only STRIP
4.500% due 05/25/40 706 132
Series 2016-422 Class C12
Interest Only STRIP
4.000% due 12/25/45 842 140
Freddie Mac
Series 2019-4915 Class SD
Interest Only STRIP
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,263 462
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 1 —
Series 2011-3852 Class SC
Interest Only STRIP
6.465% due 04/15/40 (USD 1
Month LIBOR + 6.650%)(Ê) 575 58
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1
Month LIBOR + 6.500%)(Ê) 2,039 393
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 755 149

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
738 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4077 Class IK
Interest Only STRIP
5.000% due 07/15/42 424 66
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1
Month LIBOR + 6.100%)(Ê) 1,841 298
Series 2014-4386 Class LI
Interest Only STRIP
4.000% due 02/15/43 439 32
Series 2014-4403 Class CI
Interest Only STRIP
4.000% due 10/15/44 394 36
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 476 61
Series 2015-4451 Class CI
Interest Only STRIP
7.000% due 03/15/45 853 185
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 620 91
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 836 148
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,607 266
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 504 59
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 565 54
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 255 20
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 939 164
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 428 41
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,370 226
Series 2018-4813 Class IO
Interest Only STRIP
5.500% due 08/15/48 1,340 229
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,875 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4911 Class SB
Interest Only STRIP
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,992 378
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,677 460
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê) 980 154
Series 2020-4949 Class IO
Interest Only STRIP
4.000% due 01/25/50 3,074 508
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 2,341 401
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,644 280
Series 2020-4979 Class YS
Interest Only STRIP
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,216 224
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 2,305 277
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 2,544 434
Series 2020-5007 Class SK
Interest Only STRIP
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,127 237
Series 2020-5010 Class IE
Interest Only STRIP
4.000% due 09/25/50 4,423 638
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 3,148 582
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 4,478 598
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 2,763 418
Series 2020-5019 Class IP
Interest Only STRIP
3.000% due 10/25/50 4,413 625
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,916 631

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 739
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5049 Class AI
Interest Only STRIP
4.500% due 12/25/50 2,902 516
Series 2020-5060 Class EI
Interest Only STRIP
3.500% due 01/25/51 3,233 495
Series 2020-5065 Class MI
Interest Only STRIP
3.500% due 01/25/51 1,870 315
Series 2021-5072 Class YI
Interest Only STRIP
3.000% due 01/25/51 4,450 611
Series 2021-5080 Class IQ
Interest Only STRIP
3.500% due 04/25/50 3,315 508
Series 2021-5082 Class IQ
Interest Only STRIP
3.000% due 03/25/51 4,861 624
Series 2021-5128 Class IE
Interest Only STRIP
4.500% due 07/25/51 3,294 607
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,629 379
Ginnie Mae II
3.500% due 2049 71 75
5.000% due 2049 109 120
5.500% due 2049 22 25
5.000% due 2050 45 50
Ginnie Mae REMICS
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 523 84
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 2,932 546
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 1,172 188
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,259 106
Series 2010-H20 Class IF
Interest Only STRIP
1.415% due 10/20/60 (~)(Ê) 1,046 43
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 1,302 67
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,765 300
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-70 Class WI
Interest Only STRIP
4.660% due 12/20/40 (USD 1
Month LIBOR + 4.850%)(Ê) 2,931 386
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 1,138 201
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 241 38
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 1,202 186
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 4,831 167
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 5,708 299
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 2,511 387
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 305 39
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 1,777 242
Series 2013-182 Class SY
Interest Only STRIP
5.910% due 12/20/43 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 505 81
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 1,229 45
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 134 2
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,037 237
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,315 243
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 775 152
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 1,292 129
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 3,158 211

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
740 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 1,593 107
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 3,802 224
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 3,520 206
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 447 66
Series 2015-40 Class KI
Interest Only STRIP
4.000% due 07/20/44 1,411 153
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 703 113
Series 2015-131 Class BI
Interest Only STRIP
3.500% due 06/20/41 153 1
Series 2015-133 Class MI
Interest Only STRIP
3.000% due 05/20/44 6 —
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 155 2
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 1,056 50
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 850 150
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 1,763 335
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 1,856 100
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 471 27
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,315 87
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 1,949 131
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 944 72
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,184 68
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 1,918 90
Series 2016-29 Class IO
Interest Only STRIP
4.000% due 02/16/46 675 90
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 924 150
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 556 43
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1
Month LIBOR + 6.150%)(Ê) 533 39
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 989 160
Series 2016-164 Class IO
Interest Only STRIP
6.500% due 12/20/46 948 168
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 4,506 282
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 1,680 78
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 1,771 127
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 5,818 476
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 2,150 82
Series 2016-H17 Class DI
Interest Only STRIP
2.317% due 07/20/66 (~)(Ê) 3,694 265
Series 2016-H18 Class QI
Interest Only STRIP
3.324% due 06/20/66 (~)(Ê) 1,974 187
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 07/26/29 (~)(Ê) 6,467 468
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 1,582 110
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 5,020 387
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 1,731 151

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 741
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 1,823 166
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 2,891 263
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 2,286 355
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 354 64
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 1,420 243
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 478 90
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 952 37
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 359 72
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 371 32
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 1,026 229
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 249 8
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 395 30
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 657 111
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 1,611 274
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 264 48
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 1,187 103
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 3,886 298
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 6,052 551
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 5,297 517
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 2,258 262
Series 2017-H03 Class KI
Interest Only STRIP
2.937% due 01/20/67 (~)(Ê) 1,141 125
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 7,763 695
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 5,367 503
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 4,901 368
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 6,467 401
Series 2017-H06 Class MI
Interest Only STRIP
2.244% due 02/20/67 (~)(Ê) 1,830 158
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 3,334 278
Series 2017-H08 Class GI
Interest Only STRIP
2.583% due 02/20/67 (~)(Ê) 1,007 105
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 4,909 364
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 2,814 205
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 6,050 411
Series 2017-H14 Class DI
Interest Only STRIP
1.679% due 06/20/67 (~)(Ê) 1,091 61
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 1,962 211
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 3,568 257
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 4,011 236
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 4,936 358

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
742 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 7,799 516
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 2,771 190
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 4,236 297
Series 2017-H16 Class IG
Interest Only STRIP
1.825% due 07/20/67 (~)(Ê) 4,250 276
Series 2017-H16 Class IO
Interest Only STRIP
1.905% due 08/20/67 (~)(Ê) 2,838 269
Series 2017-H16 Class JI
Interest Only STRIP
2.108% due 08/20/67 (~)(Ê) 3,023 282
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 1,201 142
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 3,148 305
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 3,302 244
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 8,912 911
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 2,663 244
Series 2017-H20 Class JI
Interest Only STRIP
1.668% due 09/20/67 (~)(Ê) 3,219 337
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 6,684 423
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 5,743 623
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 1,986 189
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 3,843 323
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 1,500 277
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1
Month LIBOR + 6.200%)(Ê) 1,727 296
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 1,466 180
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,661 398
Series 2018-91 Class SJ
Interest Only STRIP
6.060% due 07/20/48 (USD 1
Month LIBOR + 6.250%)(Ê) 2,183 332
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 120 8
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 1,497 181
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 1,372 134
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 2,571 182
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 4,637 329
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 2,653 256
Series 2018-H02 Class IM
Interest Only STRIP
2.338% due 02/20/68 (~)(Ê) 3,238 329
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 4,312 298
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 3,629 221
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 1,725 166
Series 2018-H04 Class MI
Interest Only STRIP
1.837% due 03/20/68 (~)(Ê) 4,901 281
Series 2018-H05 Class BI
Interest Only STRIP
2.563% due 02/20/68 (~)(Ê) 2,444 228
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê) 1,994 220
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 6,210 596

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 743
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 3,702 232
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 2,672 211
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 1,070 144
Series 2019-20 Class SC
Interest Only STRIP
5.910% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,589 422
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 1,491 232
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 107 12
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 1,388 175
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,228 272
Series 2019-90 Class SJ
Interest Only STRIP
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 2,652 483
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 91 13
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,208 348
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,161 256
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 1,445 192
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 1,054 129
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 3,934 165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 3,811 219
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 4,107 216
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 3,820 461
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 256 28
Series 2020-32 Class IA
Interest Only STRIP
3.883% due 03/16/47 (~)(Ê) 2,049 347
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 2,063 179
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/01/50 1,293 158
Series 2020-47 Class SG
Interest Only STRIP
5.813% due 02/20/49 (USD 1
Month LIBOR + 6.000%)(Ê) 2,817 449
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50 4,258 520
Series 2020-84 Class ES
Interest Only STRIP
6.004% due 06/20/50 (USD 1
Month LIBOR + 6.150%)(Ê) 2,173 423
Series 2020-96 Class CS
Interest Only STRIP
6.016% due 08/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 2,662 379
Series 2020-148 Class AS
Interest Only STRIP
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,109 448
Series 2020-176 Class BI
Interest Only STRIP
3.000% due 11/20/50 1,951 260
Series 2020-188 Class QI
Interest Only STRIP
3.000% due 10/20/50 2,756 367
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 15,603 799
Series 2021-42 Class IG
Interest Only STRIP
3.000% due 03/20/51 1,832 181

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
744 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-49 Class SB
Interest Only STRIP
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,181 397
Series 2021-57 Class SD
Interest Only STRIP
6.194% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,343 440
Series 2021-59 Class SU
Interest Only STRIP
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,955 524
Series 2021-77 Class IL
Interest Only STRIP
3.000% due 07/20/50 1,743 120
Series 2021-77 Class SM
Interest Only STRIP
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 1,567 279
Series 2021-78 Class IP
Interest Only STRIP
3.000% due 05/20/51 5,261 441
Series 2021-96 Class SQ
Interest Only STRIP
6.266% due 06/20/51 (-1 x USD 1
Month LIBOR + 6.350%)(Ê) 2,602 665
Series 2021-97 Class QI
Interest Only STRIP
3.000% due 06/20/51 3,990 333
Series 2021-116 Class YS
Interest Only STRIP
6.112% due 09/20/50 (USD 1
Month LIBOR + 6.200%)(Ê) 3,254 522
Series 2021-155 Class ID
Interest Only STRIP
3.000% due 09/20/51 2,832 459
Series 2021-H16 Class GI
Interest Only STRIP
2.321% due 09/20/71 (~)(Ê)(Š) 4,217 340
120,401
Non-US Bonds - 3.2%
Achmea BV
4.625% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.780%)(Ê)(ƒ) EUR 200 246
Bank of Ireland Group PLC
7.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 7.924%)(Ê)(ƒ) EUR 200 269
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 1,060 190
10.000% due 01/01/25 BRL 1,690 293
10.000% due 01/01/27 BRL 1,959 332
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 860,000 1,017
Colombian Titulos de Tesoreria
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series B
10.000% due 07/24/24 COP 468,600 136
7.500% due 08/26/26 COP 5,531,400 1,488
7.750% due 09/18/30 COP 345,500 91
Commerzbank AG
4.250% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.387%)(Ê)(ƒ) EUR 200 229
Czech Republic Government
International Bond
Series 121
1.200% due 03/13/31 CZK 3,100 122
Series 94
0.950% due 05/15/30 CZK 3,670 143
Series 97
0.450% due 10/25/23 CZK 58,730 2,525
Dominican Republic Government
International Bond
8.000% due 06/11/28 (Þ) DOP 300 6
Electricite de France SA
5.000% due 01/22/49 (EUR Swap
Annual [versus 6 Month EURIBOR]
12 Year Rate + 3.043%)(Ê)(ƒ) EUR 100 128
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.860%)(Ê)(ƒ) EUR 200 232
Hungary Government International Bond
Series 23/A
6.000% due 11/24/23 HUF 87,000 302
Iccrea Banca SpA
4.750% due 01/18/32 (EURIBOR
ICE Swap Rate + 4.829%)(Ê) EUR 200 234
Indonesia Treasury Bond
Series FR72
8.250% due 05/15/36 IDR 10,280,000 816
Series FR73
8.750% due 05/15/31 IDR 17,670,000 1,457
Intesa Sanpaolo SpA
3.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.102%)(Ê)(ƒ) EUR 250 285
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 1,640 80
Series M
8.000% due 12/07/23 MXN 32,430 1,609
7.750% due 11/23/34 MXN 5,161 254
Peruvian Government International Bond
6.950% due 08/12/31 PEN 1,500 406
Series REGS
5.700% due 08/12/24 PEN 650 168
6.900% due 08/12/37 PEN 2,716 688
6.850% due 02/12/42 PEN 270 68
Philippine Government International
Bond
Series 1060
3.625% due 09/09/25 PHP 9,900 198

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 745
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of South Africa Government
International Bond
Series 2048
8.750% due 02/28/48 ZAR 4,010 215
Series R214
6.500% due 02/28/41 ZAR 17,320 736
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 830 199
4.750% due 02/24/25 RON 1,415 334
Series 15YR
5.800% due 07/26/27 RON 1,000 246
Royal Bank of Canada
3.650% due 11/24/81 (Canadian
Government Bonds 5 Year Note +
2.665%)(Ê) CAD 200 159
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 142,331 1,902
Series 6230
7.700% due 03/16/39 RUB 6,600 91
Thailand Government International Bond
2.000% due 12/17/22 THB 15,733 482
3.625% due 06/16/23 THB 6,250 197
3.850% due 12/12/25 THB 5,203 174
3.580% due 12/17/27 THB 7,920 269
UniCredit SpA
4.450% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.606%)(Ê)(ƒ) EUR 200 235
VIVAT NV
7.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.463%)(Ê)(ƒ) EUR 200 260
19,511
Total Long-Term Investments
(cost $235,533) 235,310
Common Stocks - 45.5%
Consumer Discretionary - 5.8%
AB Electrolux(Æ)
3,314
75
adidas AG
2,148
703
Aisin Seiki Co., Ltd.
21,400
784
Amazon.com, Inc.(Æ)
191
644
Aoyama Trading Co., Ltd.
25,600
176
B&M European Value Retail SA
12,122
105
Barnes & Noble Education, Inc.(Æ)
109,424
1,136
Barratt Developments PLC
6,080
55
Berkeley Group Holdings PLC(Æ)
925
55
Boyd Gaming Corp.(Æ)
1,618
103
Caesars Entertainment, Inc.(Æ)
558
61
Caleres , Inc.
86,791
2,002
Carrols Restaurant Group, Inc.
260,184
955
Cary Group AB(Æ)
35,360
473
Celestica, Inc.(Æ)
128,187
1,259
Charming Charlie, Inc.(Æ)(Š)
1,147,677
—
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cie Generale des Etablissements
Michelin SCA Class B
405
64
Citizen Watch Co., Ltd.
163,700
713
City Developments, Ltd.
15,900
87
Columbia Sportswear Co.
568
59
Comcast Corp. Class A
3,037
156
Comet Holding AG
1,956
728
Costco Wholesale Corp.
333
164
Davide Campari-Milano NV(Æ)
58,325
829
Dechra Pharmaceuticals PLC
17,815
1,249
Del Taco Restaurants, Inc.(Æ)
55,131
460
DR Horton, Inc.
676
60
Fossil Group, Inc.(Æ)
111,619
1,319
Games Workshop Group PLC
3,557
470
Garmin, Ltd.
840
121
Gentex Corp.
2,206
78
Genuine Parts Co.
883
116
Goodyear Tire & Rubber Co. (The)(Æ)
73,054
1,397
Grand Canyon Education, Inc.(Æ)
833
66
H&R Block, Inc.
87,282
2,015
Hermes International
80
127
Honda Motor Co., Ltd.
80,900
2,384
Howden Joinery Group PLC
4,585
58
Industria de Diseno Textil SA
1,548
56
J Front Retailing Co., Ltd.
60,900
563
Kering
1,426
1,070
Komeri Co., Ltd.
28,100
649
K's Holdings Corp.
26,400
273
LKQ Corp.
2,005
110
LVMH Moet Hennessy Louis Vuitton
SE - ADR
132
103
McDonald's Corp.
217
53
MIPS AB
4,919
594
Moncler SpA
16,852
1,213
Nike, Inc. Class B
656
110
Nissan Motor Co., Ltd.(Æ)
67,200
341
NVR, Inc.(Æ)
10
49
On the Beach Group PLC(Æ)(Þ)
78,579
321
O'Reilly Automotive, Inc.(Æ)
102
63
Pernod Ricard SA
3,029
697
Persimmon PLC Class A
1,811
68
PulteGroup, Inc.
1,630
78
Sands China, Ltd.(Æ)
26,800
61
Santos Brasil Participacoes SA(Æ)
100,800
92
SGS SA
17
50
SMART Global Holdings, Inc.(Æ)
32,372
1,731
Spectris PLC
1,120
58
Sumitomo Electric Industries, Ltd.
134,800
1,788
Takashimaya Co., Ltd.
29,500
273
Target Corp.
726
188
Teleperformance - GDR
3,698
1,546
TJX Cos., Inc. (The)
1,317
86
Tractor Supply Co.
326
71
United Arrows, Ltd.
16,000
320
Wacoal Holdings Corp.
19,500
390

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
746 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Walmart, Inc.
516
77
Xebio Holdings Co., Ltd.
21,000
195
Yamada Denki Co., Ltd.
188,600
721
Yum China Holdings, Inc.
914
52
35,416
Consumer Staples - 2.0%
Ajinomoto Co., Inc.
8,600
257
Ambev SA
35,900
108
Arca Continental SAB de CV
8,700
53
Astarta Holding NV
19,130
260
Carrefour SA
12,964
235
Chocoladefabriken Lindt & Spruengli
AG
7
83
Clorox Co. (The)
427
70
Colruyt SA
1,711
84
CVS Health Corp.
1,059
95
Dino Polska SA(Æ)(Þ)
10,806
965
Estee Lauder Cos., Inc. (The) Class A
215
70
First Resources, Ltd.
487,500
644
Golden Agri-Resources, Ltd.
6,152,720
1,211
HelloFresh SE(Æ)
12,517
1,013
Henkel AG & Co. KGaA
473
39
ICA Gruppen AB
846
44
Japan Tobacco, Inc.
120,300
2,361
Jeronimo Martins SGPS SA
3,755
85
JM Smucker Co. (The)
878
108
Kao Corp.
13,900
785
Kernel Holding SA
40,208
609
Kirin Holdings Co., Ltd.
114,300
1,990
Koninklijke Ahold Delhaize NV
4,146
135
Lenta PLC - GDR(Æ)
130,305
396
L'Oreal SA
130
59
NH Foods, Ltd.
10,800
380
North West Co., Inc. (The)
1,843
50
PepsiCo, Inc.
804
130
Procter & Gamble Co. (The)
1,699
243
Wal-Mart de Mexico SAB de CV
15,900
55
12,617
Energy - 2.5%
ABB, Ltd.
2,714
90
Cenovus Energy, Inc.
73,001
873
Chevron Corp.
823
94
China Petroleum & Chemical Corp.
Class H
292,000
142
China Shenhua Energy Co., Ltd. Class H
157,500
339
Crescent Point Energy Corp.
56,445
284
Delek US Holdings, Inc.(Æ)
34,788
677
Exxon Mobil Corp.
1,668
108
Fission Uranium Corp.(Æ)
493,461
415
Formosa Petrochemical Corp.
15,000
54
Gazprom PJSC
360,396
1,779
Genus PLC
707
54
GS Holdings Corp.
3,211
116
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Petroleum Exploration Co., Ltd.
9,100
164
NAC Kazatomprom JSC - GDR
32,558
1,417
National Energy Services Reunited Corp.
(Æ)
32,165
376
NexTier Oilfield Solutions, Inc.(Æ)
344,407
1,536
ONEOK, Inc.
8,238
524
Polskie Gornictwo Naftowe i
Gazownictwo SA
32,191
49
Range Resources Corp.(Æ)
29,453
687
Schneider Electric SE
343
59
SM Energy Co.
126,589
4,344
Southwestern Energy Co.(Æ)
171,613
837
Targa Resources Corp.
11,070
605
15,623
Financial Services - 10.8%
3i Group PLC
7,211
135
Activia Properties, Inc.(ö)
41
168
Aedifica (ö)
1,316
176
AerCap Holdings NV(Æ)
16,405
969
Aflac, Inc.
2,194
118
Allianz SE
392
91
Allied Properties Real Estate Investment
Trust(ö)
6,714
232
alstria office REIT-AG(ö)
4,572
85
Americold Realty Trust(ö)
5,510
162
Apartment Income REIT Corp.(ö)
4,914
263
Apple Hospitality REIT, Inc.(ö)
156,373
2,457
Argan SA(ö)
675
85
Assura PLC(ö)
165,594
165
Axis Capital Holdings, Ltd.
42,167
2,196
Big Yellow Group PLC(ö)
8,111
164
BlackRock, Inc. Class A
117
110
Blucora , Inc.(Æ)
74,535
1,231
Brewin Dolphin Holdings PLC
10,530
54
British Land Co. PLC (The)(ö)
10,717
73
Brixmor Property Group, Inc.(ö)
67,040
1,571
Canadian Apartment Properties(ö)
1,657
81
Capitaland Investment, Ltd.(Æ)
26,700
68
CapitaLand Mall Trust Class A(Æ)(ö)
72,117
115
Castellum AB
7,339
195
Catena AB
1,669
102
Cboe Global Markets, Inc.
556
73
CBRE Group, Inc. Class A(Æ)
2,121
221
Charles Schwab Corp. (The)
1,452
119
Charter Hall Group - ADR(ö)
18,999
249
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š)
205,123
—
China Life Insurance Co., Ltd.
105,040
109
Chubb, Ltd.
554
108
CK Asset Holdings, Ltd.
25,500
158
Commerce Bancshares, Inc.
890
63
Credit Saison Co., Ltd.
101,400
1,241
CTP NV(Þ)
5,015
107
Cullen/Frost Bankers, Inc.
438
57
Curo Group Holdings Corp.
59,614
1,024

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 747
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CyrusOne , Inc.(ö)
4,531
372
Daibiru Corp.
18,600
258
Dai-ichi Life Holdings, Inc.
95,600
1,991
Dexus Property Group(ö)
12,243
100
Digital Realty Trust, Inc.(ö)
2,489
393
Duke Realty Corp.(ö)
6,477
364
Dundee Corp. Class A(Æ)
60,021
72
Emerald Holding, Inc.(Æ)
114,873
465
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
579,463
119
Equinix , Inc.(Æ)(ö)
135
113
Equities AB
19,540
1,035
Essex Property Trust, Inc.(ö)
1,254
426
Etalon Group PLC - GDR
267,238
421
Extra Space Storage, Inc.(ö)
2,178
430
EZCORP, Inc. Class A(Æ)
181,502
1,354
Fabege AB
3,112
53
Fastighets AB Balder Class B(Æ)
1,681
122
Fidelity National Financial, Inc.
870
42
First Foundation, Inc.
67,633
1,800
Franklin Resources, Inc.
4,121
130
Frasers Logistics & Industrial Trust(ö)
74,300
84
Gjensidige Forsikring ASA
2,709
67
GLP J-REIT(ö)
71
116
Goodman Group(ö)
6,154
102
Grainger PLC
16,854
71
Granite Real Estate Investment Trust(ö)
3,128
254
Great-West Lifeco , Inc.
4,350
128
Hachijuni Bank, Ltd. (The)
52,700
175
Halyk Savings Bank of Kazakhstan JSC
- GDR
7,926
143
Healthcare Trust of America, Inc. Class
A(ö)
4,025
134
Healthpeak Properties, Inc.(ö)
12,852
456
Highwoods Properties, Inc.(ö)
3,576
160
Hirogin Holdings, Inc.
42,000
232
HomeStreet , Inc.
27,599
1,302
Host Hotels & Resorts, Inc.(Æ)(ö)
14,580
245
iA Financial Corp., Inc.
1,048
62
ICADE(ö)
1,609
126
IG Group Holdings PLC
6,752
73
Instone Real Estate Group SE(Þ)
5,431
143
InterRent Real Estate Investment
Trust(ö)
8,196
120
Invincible Investment Corp.(ö)
338
134
Invitation Homes, Inc.(ö)
6,102
252
Janus Henderson Group PLC
1,244
58
Japan Retail Fund Investment Corp.(ö)
81
74
Jones Lang LaSalle, Inc.(Æ)
798
206
JPMorgan Chase & Co.
1,421
241
Kasikornbank PCL
23,300
99
Keppel REIT(ö)
109,000
91
Kimco Realty Corp.(ö)
9,323
211
Klepierre SA - GDR(ö)
9,517
227
Korean Reinsurance Co.
21,445
177
LEG Immobilien SE
1,466
218
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Link Real Estate Investment Trust(ö)
24,330
216
London Stock Exchange Group PLC
9,358
910
LondonMetric Property PLC(ö)
30,911
111
LSR Group PJSC
25,878
272
LX Holdings Corp.(Æ)
1,079
8
M&T Bank Corp.
440
65
Manulife Financial Corp.
4,876
95
MasterCard, Inc. Class A
215
72
Mirvac Group(ö)
79,455
168
Mitsubishi Estate Co., Ltd.
161,000
2,446
Mitsubishi UFJ Financial Group, Inc.
196,100
1,073
Mitsubishi UFJ Lease & Finance Co.,
Ltd.
47,700
239
Mitsui Fudosan Co., Ltd.
13,300
304
Mitsui Fudosan Logistics Park, Inc.(ö)
16
85
Monmouth Real Estate Investment Corp.
(Æ)
5,484
140
Moscow Exchange MICEX-RTS PJSC
129,697
318
MS&AD Insurance Group Holdings, Inc.
25,300
812
Neinor Homes SA(Æ)(Þ)
6,577
85
Nippon Building Fund, Inc.(ö)
32
208
Nishi-Nippon Financial Holdings, Inc.
36,900
214
NMI Holdings, Inc. Class A(Æ)
151,633
3,683
NN Group NV
2,090
112
Nomura Holdings, Inc.
104,900
502
North Pacific Bank, Ltd.
88,100
181
Northern Trust Corp.
525
65
Park Hotels & Resorts, Inc.(Æ)(ö)
5,036
93
Parkway Life Real Estate Investment
Trust(Æ)(ö)
45,900
159
Partners Group Holding AG
700
1,224
Picton Property Income, Ltd. (The)(ö)
66,859
89
Popular, Inc.
34,355
2,798
Principal Financial Group, Inc.
476
32
Progressive Corp. (The)
1,263
120
Prologis, Inc.(ö)
4,821
699
Prosperity Bancshares, Inc.
1,011
76
Prosus NV(Æ)
7,538
668
Public Storage(ö)
3,023
1,004
Raymond James Financial, Inc.
1,005
99
Realogy Holdings Corp.(Æ)
31,509
546
Rexford Industrial Realty, Inc.(ö)
938
63
RMR Group, Inc. (The) Class A
29,643
1,031
Ruentex Development Co., Ltd.
63,000
161
Safestore Holdings PLC(ö)
7,298
120
Savills PLC
9,660
188
Sberbank of Russia PJSC
168,110
845
Schroders PLC
1,626
81
Sculptor Capital Management, Inc.
27,478
728
Segro PLC(ö)
25,514
452
Simon Property Group, LP(ö)
4,297
630
Sino Land Co., Ltd.
42,000
55
Sirius Real Estate, Ltd.
38,449
71
SP Plus Corp.(Æ)
32,094
1,035
Sprott , Inc.(Ñ)
12,383
504
Standard Life Aberdeen PLC(Æ)
18,874
66

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
748 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sumitomo Mitsui Banking Corp.
72,300
2,344
Sumitomo Mitsui Trust Holdings, Inc.
54,100
1,769
Sumitomo Realty & Development Co.,
Ltd.
6,300
228
Summit Industrial Income REIT(ö)
11,329
216
Sun Communities, Inc.(ö)
1,530
300
Sun Hung Kai Properties, Ltd.
24,000
320
Sun Life Financial, Inc.
1,380
79
Swire Properties, Ltd.
26,800
72
T. Rowe Price Group, Inc.
529
115
Target Healthcare REIT PLC(ö)
45,857
75
Tokyu Fudosan Holdings Corp.
16,800
97
Travelers Cos., Inc. (The)
291
47
Tritax Big Box REIT PLC(ö)
65,565
202
Truist Financial Corp.
1,489
95
Turkiye Halk Bankasi AS(Æ)
539,138
249
UDR, Inc.(ö)
9,761
542
UMH Properties, Inc.(Æ)(ö)
3,925
103
Unibail - Rodamco -Westfield(Æ)(ö)
1,114
80
United Urban Investment Corp.(ö)
82
102
Ventas, Inc.(ö)
6,753
360
VEREIT, Inc.(ö)
7,956
400
VGP NV
164
42
VICI Properties, Inc.(ö)
3,873
114
Visa, Inc. Class A
617
131
Vonovia SE
6,265
380
VTB Bank PJSC
410,510,000
307
Welltower , Inc.(ö)
4,184
336
Weyerhaeuser Co.(ö)
3,242
116
Wharf Real Estate Investment Co., Ltd.
27,000
153
Wihlborgs Fastigheter AB
3,604
85
Workspace Group PLC(ö)
6,775
76
Yellow Cake PLC(Æ)(Þ)
88,072
424
Zurich Insurance Group AG
150
67
66,883
Health Care - 2.8%
Abbott Laboratories
840
108
AbbVie, Inc.
775
89
AddLife AB Class B
15,662
642
Agilent Technologies, Inc.
709
112
Amgen, Inc.
333
69
Anthem, Inc.
129
56
AstraZeneca PLC
441
55
BICO Group AB(Æ)
7,970
400
Boston Scientific Corp.(Æ)
1,435
62
Bristol-Myers Squibb Co.
2,059
120
Bumrungrad Hospital PCL
12,200
54
Cellavision AB
11,639
531
Cerner Corp.
761
57
Chemed Corp.
122
59
ChemoMetec A/S
3,904
592
Cigna Corp.
262
56
Edwards Lifesciences Corp.(Æ)
531
64
Engie Brasil Energia SA(Æ)
7,800
54
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Evotec SE(Æ)
18,917
915
H.U. Group Holdings, Inc.
12,700
314
Henry Schein, Inc.(Æ)
1,049
80
Humana, Inc.
99
46
Intuitive Surgical, Inc.(Æ)
349
126
Japan Lifeline Co., Ltd.
51,200
552
Johnson & Johnson
1,567
255
KYORIN Holdings, Inc.
45,700
701
Lantheus Holdings, Inc.(Æ)
40,617
950
Lifco AB(Æ)
16,723
488
Lonza Group AG
1,111
912
Medtronic PLC
696
83
Merck & Co., Inc.
1,596
141
Novartis AG
1,237
102
Novo Nordisk A/S Class B
14,001
1,540
Orion OYJ Class B
1,879
81
Pfizer, Inc.
3,984
174
PolyPeptide Group AG(Æ)(Þ)
4,761
608
Regeneron Pharmaceuticals, Inc.(Æ)
83
53
ResMed , Inc.
235
62
Roche Holding AG
592
234
Sawai Group Holdings Co., Ltd.
14,400
635
Siemens Healthineers AG(Þ)
12,297
818
Straumann Holding AG
290
604
Stryker Corp.
336
89
Suzuken Co., Ltd.
35,900
997
Takeda Pharmaceutical Co., Ltd.
50,400
1,415
Thermo Fisher Scientific, Inc.
219
139
Toho Holdings Co., Ltd.
25,100
405
UCB SA
494
59
UnitedHealth Group, Inc.
439
202
Universal Health Services, Inc. Class B
617
77
West Pharmaceutical Services, Inc.
171
74
17,111
Materials and Processing - 6.9%
AddTech AB Class B
30,290
676
Artemis Gold, Inc.(Æ)
75,256
369
Bear Creek Mining Corp.(Æ)
110,946
156
Brenntag SE
925
88
Cameco Corp. Class A
79,718
1,937
Carel Industries SpA (Þ)
15,541
450
Centerra Gold, Inc.
195,155
1,463
Copart , Inc.(Æ)
471
73
Cornerstone Building Brands, Inc.(Æ)
115,902
1,659
Fastenal Co.
996
57
Fresnillo PLC
32,400
383
Gabriel Resources, Ltd.(Æ)
1,655,929
314
Geberit AG
74
58
Getlink SE
36,616
562
Gold Fields, Ltd. - ADR
49,222
460
Harmony Gold Mining Co., Ltd.
- ADR(Ñ)
33,548
121
Hokuetsu Corp.
67,200
443
IAMGOLD Corp.(Æ)
58,776
163

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 749
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
IMI PLC
4,791
107
Impala Platinum Holdings, Ltd.
13,659
177
International Tower Hill Mines, Ltd.(Æ)
97,110
75
Ivanhoe Mines, Ltd. Class A(Æ)
86,214
676
JFE Holdings, Inc.
72,600
1,115
Koninklijke DSM NV
5,464
1,195
Kuraray Co., Ltd.
76,100
689
Lanxess AG
7,141
481
MHP SE - GDR
90,366
687
Mosaic Co. (The)
75,355
3,134
New Gold, Inc.(Æ)
131,852
183
Newcrest Mining, Ltd.
106,335
1,984
NexGen Energy, Ltd.(Æ)
159,184
880
Nippon Steel Corp.
142,600
2,484
Northern Dynasty Minerals, Ltd.(Æ)(Ñ)
419,503
181
NOVAGOLD Resources, Inc.(Æ)
41,672
305
NSK, Ltd.
121,700
820
Pan American Silver Corp.
22,573
578
Polyus PJSC - GDR
9,808
972
Royal Gold, Inc.
2,348
232
Seabridge Gold, Inc.(Æ)(Ñ)
60,948
1,125
Siemens AG
333
54
Sika AG
1,126
382
Simcorp SA - ADR
2,858
346
Sri Trang Gloves (Thailand) PLC
40,400
37
Toray Industries, Inc.
160,800
1,003
Trane Technologies PLC
423
77
Tronox Holdings PLC Class A
175,915
4,103
Turquoise Hill Resources, Ltd.(Æ)
168,530
2,135
Univar Solutions, Inc. - ADR(Æ)
105,017
2,686
Valvoline, Inc.
68,060
2,311
Venator Materials PLC(Æ)
330,134
994
Watsco , Inc.
317
92
Western Copper & Gold Corp.(Æ)(Ñ)
59,283
99
Wheaton Precious Metals Corp.(Ñ)
12,891
521
42,352
Producer Durables - 6.0%
3M Co.
786
140
Aena SME SA(Æ)(Þ)
7,024
1,149
Aeroports de Paris(Æ)
1,034
138
Air Transport Services Group, Inc.(Æ)
35,115
874
Altus Group, Ltd.
1,640
86
Ametek , Inc.
518
69
AO Smith Corp.
1,297
95
Atlantia SpA (Æ)
14,916
288
Atlas Copco AB(Æ)
1,443
93
Auckland International Airport, Ltd.(Æ)
96,074
549
Automatic Data Processing, Inc.
710
159
Canadian National Railway Co.
1,305
173
CH Robinson Worldwide, Inc.
804
78
China Merchants Port Holdings Co., Ltd.
104,000
174
Cintas Corp.
224
97
CK Hutchison Holdings, Ltd. Class B
95,000
640
COSCO SHIPPING Ports, Ltd.
202,000
168
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cummins, Inc.
662
159
Danaher Corp.
177
55
Deutsche Post AG
1,856
115
DL E&C Co., Ltd.(Æ)
1,098
128
Dover Corp.
372
63
DSV Panalpina A/S
3,815
887
East Japan Railway Co.
27,600
1,719
Eaton Corp. PLC
638
105
Eiffage SA
1,874
193
Emerson Electric Co.
1,213
118
Epiroc AB Class A
51,306
1,275
Equinox Gold Corp.(Æ)(Ñ)
59,766
443
Expeditors International of Washington,
Inc.
1,112
137
Flughafen Zurich AG(Æ)
1,611
291
Fortive Corp.
751
57
Fukuda Corp.
2,400
98
Graco , Inc.
1,139
86
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ)
13,770
83
Grupo Aeroportuario del Pacifico SAB de
CV Class B(Æ)
28,166
355
Grupo Aeroportuario del Pacifico SAB de
CV - ADR(Æ)
2,702
341
Guangshen Railway Co., Ltd. Class H(Æ)
1,294,000
228
Hankook Technology Group Co., Ltd.
29,140
418
Heidrick & Struggles International, Inc.
24,957
1,170
Hexagon AB(Æ)
3,474
56
Hubbell, Inc. Class B
458
91
Illinois Tool Works, Inc.
334
76
Japan Airport Terminal Co., Ltd.(Æ)
2,800
139
Japan Steel Works, Ltd. (The)
7,500
220
JGC Holdings Corp.
131,000
1,229
Kajima Corp.
83,900
1,033
Kamigumi Co., Ltd.
14,400
290
KBR, Inc.
34,939
1,483
Keysight Technologies, Inc.(Æ)
327
59
Komatsu, Ltd.
20,100
525
Kone OYJ Class B
498
34
Lincoln Electric Holdings, Inc.
396
56
Luks Group Vietnam Holdings Co., Ltd.
390,000
67
Meitec Corp.
8,000
476
Mettler -Toledo International, Inc.(Æ)
38
56
Mitsubishi Corp.
77,400
2,440
Mitsui & Co., Ltd.
31,900
728
Nestle SA
1,061
140
NGK Spark Plug Co., Ltd.
25,200
402
Nordson Corp.
272
69
Norfolk Southern Corp.
871
255
Obayashi Corp.
50,400
425
Old Dominion Freight Line, Inc.
240
82
Organo Corp.
4,900
311
OSG Corp.
22,700
379
Park24 Co., Ltd.(Æ)
24,200
371
Paychex, Inc.
1,144
141
Pentair PLC
1,377
102

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
750 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pyeong Hwa Automotive Co., Ltd.
9,470
90
Qube Holdings, Ltd.
184,891
444
Randstad NV
1,243
89
Real Alloy(Æ)(Š)
42
2,203
Robert Half International, Inc.
732
83
S4 Capital PLC(Æ)
70,175
698
Securitas AB Class B
4,545
75
Seiko Epson Corp.
70,800
1,262
Skanska AB Class B
2,350
60
SKF AB Class B
2,898
67
Snap-on, Inc.
720
146
Southwest Gas Holdings, Inc.
1,842
128
Stanley Electric Co., Ltd.
13,000
328
Stolt-Nielsen, Ltd. Class A
30,299
466
Sumitomo Heavy Industries, Ltd.
20,700
534
Sydney Airport(Æ)
73,961
455
Tachi -S Co., Ltd. Class S
7,000
85
Transurban Group - ADR(Æ)
92,443
938
Tsakos Energy Navigation, Ltd.
13,558
125
Vantage Towers AG
2,925
101
Vectrus , Inc.(Æ)
35,931
1,739
Vinci SA
2,000
214
Volvo AB Class B
2,614
61
Waste Management, Inc.
1,982
318
West Japan Railway Co.
8,700
410
Westports Holdings BHD
120,500
130
Zhejiang Expressway Co., Ltd. Class H
296,000
263
36,741
Technology - 4.0%
Accenture PLC Class A
482
173
Activision Blizzard, Inc.
554
43
Adobe, Inc.(Æ)
317
206
Advantech Co., Ltd.
4,000
52
Alphabet, Inc. Class A(Æ)
217
643
Alphabet, Inc. Class C(Æ)
101
300
Alps Alpine Co., Ltd.
46,900
458
Amdocs, Ltd.
688
54
Amphenol Corp. Class A
1,316
101
Analog Devices, Inc.
888
154
Apple, Inc.
6,862
1,028
ASML Holding NV
1,847
1,505
Assa Abloy AB Class B
2,426
71
AutoStore Holdings, Ltd.(Æ)
102,900
406
Axcelis Technologies, Inc.(Æ)
45,187
2,482
BCE, Inc.
1,106
57
BE Semiconductor Industries NV
11,478
1,053
Bechtle AG
10,462
784
Broadcom, Inc.
109
58
Cadence Design Systems, Inc.(Æ)
457
79
CDW Corp.
344
64
Ciena Corp.(Æ)
1,026
56
Cirrus Logic, Inc.(Æ)
672
54
Cisco Systems, Inc.
3,439
192
Cognex Corp.
885
78
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cognizant Technology Solutions Corp.
Class A
1,370
107
CommScope Holding Co., Inc.(Æ)
69,464
744
Cosel Co., Ltd.
16,900
138
Dolby Laboratories, Inc. Class A
516
46
Eizo Corp.
8,400
321
Electrocomponents PLC
3,661
56
F5 Networks, Inc.(Æ)
481
102
Fanuc Corp.
2,800
550
Fidelity National Information Services,
Inc.
563
62
Fortnox AB
273
19
Genpact , Ltd.
1,840
91
Infineon Technologies AG - ADR
28,275
1,322
Inspired Entertainment, Inc.(Æ)
60,829
836
Intel Corp.
3,228
158
Intuit, Inc.
136
85
Jack Henry & Associates, Inc.
679
113
Juniper Networks, Inc.
2,157
64
LG Corp. Class H
2,226
174
Lite-On Technology Corp.
48,000
106
Maxar Technologies, Inc.
28,182
748
Meta Platforms, Inc. Class A(Æ)
1,074
348
Microsoft Corp.
3,551
1,178
Monolithic Power Systems, Inc.
113
59
NAVER Corp.
171
60
NeoPhotonics Corp.(Æ)
133,877
1,355
Netcompany Group A/S(Þ)
8,331
952
NEXTDC, Ltd.(Æ)
14,418
128
Powertech Technology, Inc.
18,000
63
Quantum Corp.(Æ)
134,305
767
Rambus, Inc.(Æ)
27,720
645
Raytheon Technologies Corp.
697
62
Rightmove PLC
5,752
54
Salesforce.com, Inc.(Æ)
421
126
Samsung Electronics Co., Ltd.
3,405
204
SAP SE - ADR
813
118
Softcat PLC
38,667
1,029
Synopsys, Inc.(Æ)
320
107
Taiwan Semiconductor Manufacturing
Co., Ltd.
15,000
317
TeamViewer AG(Æ)(Þ)
9,400
140
Texas Instruments, Inc.
957
179
Worldline SA(Æ)(Þ)
9,762
570
24,454
Utilities - 4.7%
American Electric Power Co., Inc.
5,820
493
American Water Works Co., Inc.
2,226
388
CenterPoint Energy, Inc.
9,261
241
Centrais Eletricas Brasileiras SA
136,158
816
Cheniere Energy, Inc.
8,590
888
China Resources Gas Group, Ltd.
26,000
140
Chunghwa Telecom Co., Ltd.
13,000
52
Clearway Energy Operating LLC(Æ)
3,221
114
CLP Holdings, Ltd.
5,000
49

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 751
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CPFL Energia SA
13,200
62
DT Midstream, Inc.
6,182
296
Duke Energy Corp.
5,827
594
E.ON SE
33,989
431
Electricite de France SA
77,694
1,147
Enbridge, Inc.
32,759
1,372
Enel SpA
51,579
432
Engie SA
24,878
354
ENN Energy Holdings, Ltd.
12,196
211
Entergy Corp.
2,111
217
Essential Utilities, Inc.
2,912
137
Evergy , Inc.
2,998
191
Exelon Corp.
9,412
501
Federal Grid Co. Unified Energy System
PJSC
512,505,540
1,340
Gibson Energy, Inc.
4,600
93
Iberdrola SA
42,500
503
Inpex Corp.
66,100
545
International Business Machines Corp.
593
74
Kansai Electric Power Co., Inc. (The)
10,800
99
KDDI Corp.
35,700
1,107
Korea Electric Power Corp.
26,905
521
Korea Electric Power Corp. - ADR(Ñ)
20,078
193
KT Corp.
18,359
481
KT Corp. - ADR
110,278
1,413
LG Uplus Corp.
45,758
564
MEG Energy Corp. Class A(Æ)
101,103
906
National Grid PLC
7,879
101
NextEra Energy, Inc.
14,888
1,270
Nippon Telegraph & Telephone Corp.
87,010
2,436
NiSource, Inc.
7,566
187
Orsted A/S Class A(Þ)
1,303
184
Osaka Gas Co., Ltd.
39,900
644
Pembina Pipeline Corp.
3,767
125
Pennon Group PLC
5,575
89
Petronas Gas BHD
47,400
192
Portland General Electric Co.
3,971
196
Power Assets Holdings, Ltd.
18,000
110
PPL Corp.
7,111
205
Proximus SA
5,127
97
PTT Exploration & Production PCL
19,500
69
Public Service Enterprise Group, Inc.
5,413
345
RusHydro PJSC
143,355,026
1,644
Sempra Energy
2,949
376
SK Telecom Co., Ltd.
185
49
Swisscom AG
190
104
TC Energy Corp.(Æ)
13,151
711
Telecom Plus PLC
1,893
32
Telefonica Brasil , SA
6,700
54
TELUS Corp.
4,290
98
T-Mobile USA, Inc.(Æ)
359
41
Tokyo Gas Co., Ltd.
123,900
2,154
Verizon Communications, Inc.
3,149
167
Vodacom Group, Ltd. - ADR
5,670
50
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
28,695
Total Common Stocks
(cost $224,844) 279,892
Preferred Stocks - 2.0%
Consumer Discretionary - 0.1%
CHS, Inc.
7.500% due 01/21/25(¢)
5,835
169
Hyundai Motor Co.
4.100% (Ÿ)
8,212
690
859
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.
7.875% due 12/16/21(¢)(Þ)
2,100
210
7.875% due 12/01/25(¢)(Þ)
2,500
254
Henkel AG & Co. KGaA
2.379% (Ÿ)
939
84
548
Energy - 0.1%
Energy Transfer, LP
7.625% due 08/15/23(¢)
5,397
135
7.600% due 05/15/24(¢)
6,024
154
TC Energy Corp.
3.355% due 11/30/25
4,023
80
369
Financial Services - 1.4%
Affiliated Managers Group, Inc.
4.200% due 09/30/61
4,000
99
AMG Capital Trust II
5.150% due 10/15/37
10,526
592
Arch Capital Group, Ltd.
4.550% due 06/11/26(¢)
4,800
125
Athene Holding, Ltd.
6.350% due 06/30/29(¢)
4,085
122
6.375% due 06/30/25(¢)
3,859
111
4.875% due 12/30/25(¢)
6,100
158
Bank of America Corp.
7.250%
919
1,316
Brighthouse Financial, Inc.
5.375% due 12/25/25(¢)
9,410
250
Brookfield BRP Holdings Canada, Inc.
4.625% due 04/30/26(¢)
4,867
122
Brookfield Finance, Inc.
4.625% due 10/16/80
5,800
147
Brookfield Property Partners, LP
6.250% due 07/26/81
5,700
142
5.750% due 03/31/25(¢)
6,465
158
Carlyle Finance LLC
4.625% due 05/15/61
2,570
66
Charles Schwab Corp. (The)
4.450% due 06/01/26(¢)
4,140
109
CNO Financial Group, Inc.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
752 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 11/25/60
4,555
123
CoBank ACB
6.250% due 10/01/22(¢)
4,100
425
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢)
5,252
137
Equitable Holdings, Inc.
5.250% due 12/15/24(¢)
4,987
133
Farm Credit Bank of Texas(Þ)
6.750% due 09/15/23(¢)
3,596
387
Farmer Mac
4.875% due 07/17/26(¢)
10,400
273
5.250% due 10/17/25(¢)
5,045
134
First Horizon National Corp.
6.100% due 05/01/24(¢)
10,000
266
4.700% due 07/10/26(¢)
4,200
109
Global Net Lease, Inc.
7.250% due 09/12/22(¢)
6,640
176
JPMorgan Chase & Co.
4.625% due 06/01/26(¢)
7,273
190
4.200% due 09/01/26(¢)
1,983
50
KKR Group Finance Co. IX LLC
4.625% due 04/01/61
4,359
114
Morgan Stanley
4.250% due 01/15/27(¢)
1,725
43
New York Community Capital Trust V
6.000% due 11/01/51
9,150
481
Oaktree Capital Group LLC
6.550% due 09/15/23(¢)
5,186
142
South Jersey Industries, Inc.
5.625% due 09/16/79
5,178
138
Sunstone Hotel Investors, Inc.
6.125% due 05/24/26(¢)
5,500
144
Synchrony Financial
5.625% due 11/15/24(¢)
8,897
237
Washington Federal, Inc.
4.875% due 04/15/26(¢)
6,000
158
Wells Fargo & Co.
7.500%
366
556
4.700% due 12/15/25(¢)
4,990
129
4.750% due 03/15/25(¢)
6,235
161
4.250% due 09/15/26(¢)
2,189
55
8,278
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.271% (Ÿ)
1,124
88
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 06/22/25(¢)
4,900
154
Technology - 0.1%
Samsung Electronics Co., Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.577% (Ÿ)
833
46
Telephone & Data Systems, Inc.
6.000% due 09/30/26(¢)
11,887
311
United States Cellular Corp.
5.500% due 06/01/70
6,974
185
542
Utilities - 0.2%
Brookfield Infrastructure Finance ULC
5.000% due 05/24/81
1,652
43
Brookfield Infrastructure Partners, LP
5.125% due 10/15/25(¢)
12,104
305
CMS Energy Corp.
4.200% due 07/15/26(¢)
3,100
77
Enbridge, Inc.
2.983% due 09/01/25
8,596
142
SCE Trust V
5.450% due 03/15/26(¢)
8,861
229
Southern Co. (The)
4.950% due 01/30/80
4,700
125
Spire, Inc.
5.900% due 08/15/24(¢)
7,000
193
United States Cellular Corp.
6.250% due 09/01/69
5,123
141
5.500% due 03/01/70
5,241
139
1,394
Total Preferred Stocks
(cost $11,457) 12,232
Options Purchased - 10.6%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Dec 2021 99.72
Call (1) USD 20,000 (ÿ) 113
JPMorgan Chase Dec 2021 102.44
Call (1) USD 10,000 (ÿ) 42
JPMorgan Chase Dec 2021 104.19
Call (1) USD 10,000 (ÿ) 25
JPMorgan Chase Dec 2021 105.66
Call (1) USD 20,000 (ÿ) 25
FTSE 100 Index Futures
Morgan Stanley Dec 2021 6,725.00
Call (546) GBP 36,719 (ÿ) 3,971
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 3,819, 11/23/54)
Bank of America Sep 2024 0.00
Call (1)
3,819
(ÿ)
436
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 6,050, 11/03/54)
Bank of America Oct 2024 0.00
Call (1)
6,050
(ÿ)
530
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 5,672, 11/04/54)
Bank of America Oct 2024 0.00
Call (1)
5,672
(ÿ)
580

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 753
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 2,440, 01/23/55)
Bank of America Jan 2025 0.00
Call (1)
2,440
(ÿ)
345
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,089, 06/18/55)
Bank of America Jun 2025 0.00
Call (1)
3,089
(ÿ)
176
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 7,470, 06/06/55)
Bank of America Jun 2025 0.00
Call (1)
7,470
(ÿ)
534
(Bank of America, USD 2.090%/USD 3
Month LIBOR, USD 4,517, 06/12/55)
Bank of America Jun 2025 0.00
Call (1)
4,517
(ÿ)
727
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 6,201, 11/26/49)
Bank of America Sep 2029 0.00
Call (1)
6,201
(ÿ)
535
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 6,126, 11/27/49)
Bank of America Sep 2029 0.00
Call (1)
6,126
(ÿ)
648
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 4,084, 11/21/49)
Bank of America Sep 2029 0.00
Call (1)
4,084
(ÿ)
452
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 7,562, 11/21/39)
Bank of America Sep 2029 0.00
Call (1)
7,562
(ÿ)
464
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 11,344, 11/27/39)
Bank of America Sep 2029 0.00
Call (1)
11,343
(ÿ)
766
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,004, 06/12/60)
Bank of America Jun 2030 0.00
Call (1)
2,004
(ÿ)
233
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,457, 06/19/60)
Bank of America Jun 2030 0.00
Call (1)
2,457
(ÿ)
288
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,152, 06/19/40)
Bank of America Jun 2030 0.00
Call (1)
6,152
(ÿ)
288
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 8,682, 09/19/50)
Bank of America Sep 2030 0.00
Call (1)
8,682
(ÿ)
760
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 16,504, 09/19/40)
Bank of America Sep 2030 0.00
Call (1)
16,503
(ÿ)
829
(Bank of America, USD 2.150%/USD 3
Month LIBOR, USD 4,517, 06/12/51)
Bank of America Jun 2031 0.00
Call (1)
4,517
(ÿ)
693
(Bank of America, USD 2.280%/USD 3
Month LIBOR, USD 8,120, 06/12/41)
Bank of America Jun 2031 0.00
Call (1)
8,120
(ÿ)
722
(Bank of America, USD 1.943%/USD 3
Month LIBOR, USD 12,931, 09/17/41)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Sep 2031 0.00
Call (1)
12,930
(ÿ)
959
(Bank of America, USD 2.013%/USD 3
Month LIBOR, USD 33,988, 09/10/41)
Bank of America Sep 2031 0.00
Call (1)
33,987
(ÿ)
2,617
(Bank of America, USD 2.133%/USD 3
Month LIBOR, USD 5,900, 10/29/41)
Bank of America Oct 2031 0.00
Call (1)
5,900
(ÿ)
490
(Citigroup, USD 1.624%/USD 3 Month
LIBOR, USD 9,010, 09/31/31)
Citigroup Dec 2021 0.00 Call (1)
9,010
(ÿ)
116
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 12/04/49)
Citigroup Oct 2029 0.00 Call (1)
6,050
(ÿ)
627
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Call (1)
2,166
(ÿ)
344
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Call (1)
6,481
(ÿ)
714
(Goldman Sachs, USD 1.583%/USD 3
Month LIBOR, USD 680, 10/10/31)
Goldman Sachs Nov 2021 0.00
Call (1)
680
(ÿ)
3
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 1,966, 12/24/54)
Goldman Sachs Sep 2024 0.00
Call (1)
1,966
(ÿ)
168
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 5,672, 12/26/54)
Goldman Sachs Sep 2024 0.00
Call (1)
5,672
(ÿ)
589
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 7,562, 12/01/54)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
816
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 7,562, 12/27/54)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
828
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 5,672, 12/07/54)
Goldman Sachs Oct 2024 0.00
Call (1)
5,672
(ÿ)
557
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 3,781, 12/11/54)
Goldman Sachs Oct 2024 0.00
Call (1)
3,781
(ÿ)
393
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,574, 06/18/55)
Goldman Sachs Jun 2025 0.00
Call (1)
2,574
(ÿ)
147
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 8,082, 09/19/55)
Goldman Sachs Sep 2025 0.00
Call (1)
8,082
(ÿ)
566
(Goldman Sachs, USD 2.460%/USD 3
Month LIBOR, USD 5,462, 03/23/56)
Goldman Sachs Mar 2026 0.00
Call (1)
5,462
(ÿ)
1,231
(Goldman Sachs, USD 2.475%/USD 3
Month LIBOR, USD 3,478, 03/20/56)
Goldman Sachs Mar 2026 0.00
Call (1)
3,478
(ÿ)
792

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
754 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 12/27/39)
Goldman Sachs Sep 2029 0.00
Call (1)
11,041
(ÿ)
631
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 12/02/39)
Goldman Sachs Sep 2029 0.00
Call (1)
11,343
(ÿ)
677
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 12/24/39)
Goldman Sachs Sep 2029 0.00
Call (1)
7,562
(ÿ)
469
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 9,453, 12/15/39)
Goldman Sachs Oct 2029 0.00
Call (1)
9,453
(ÿ)
613
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00
Call (1)
4,044
(ÿ)
358
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00
Call (1)
5,565
(ÿ)
272
(Goldman Sachs, USD 1.794%/USD 3
Month LIBOR, USD 2,592, 02/05/61)
Goldman Sachs Feb 2031 0.00
Call (1)
2,592
(ÿ)
463
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 6,050, 12/28/49)
JPMorgan Chase Sep 2029 0.00
Call (1)
6,050
(ÿ)
753
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 5,294, 12/19/49)
JPMorgan Chase Oct 2029 0.00
Call (1)
5,294
(ÿ)
626
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 2,579, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Call (1)
2,579
(ÿ)
348
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,313, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
2,313
(ÿ)
109
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,536, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
6,536
(ÿ)
320
(JP Morgan, USD 2.426%/USD 3 Month
LIBOR, USD 5,468, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Call (1)
5,468
(ÿ)
520
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 3,819, 11/23/54)
Bank of America Sep 2024 0.00
Put (1)
3,819
(ÿ)
409
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 6,050, 11/03/54)
Bank of America Oct 2024 0.00
Put (1)
6,050
(ÿ)
836
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 5,672, 11/04/54)
Bank of America Oct 2024 0.00
Put (1)
5,672
(ÿ)
682
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 2,440, 01/23/55)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Jan 2025 0.00
Put (1)
2,440
(ÿ)
242
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,089, 06/18/55)
Bank of America Jun 2025 0.00
Put (1)
3,089
(ÿ)
728
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 7,470, 06/06/55)
Bank of America Jun 2025 0.00
Put (1)
7,470
(ÿ)
1,484
(Bank of America, USD 3 Month LIBOR/
USD 2.090%, USD 4,517, 06/12/55)
Bank of America Jun 2025 0.00
Put (1)
4,517
(ÿ)
428
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 6,201, 11/26/49)
Bank of America Sep 2029 0.00
Put (1)
6,201
(ÿ)
831
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 6,126, 11/27/49)
Bank of America Sep 2029 0.00
Put (1)
6,126
(ÿ)
684
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 4,084, 11/21/49)
Bank of America Sep 2029 0.00
Put (1)
4,084
(ÿ)
437
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 7,562, 11/21/39)
Bank of America Sep 2029 0.00
Put (1)
7,562
(ÿ)
496
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 11,344, 11/26/39)
Bank of America Sep 2029 0.00
Put (1)
11,344
(ÿ)
680
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,004, 06/12/60)
Bank of America Jun 2030 0.00
Put (1)
2,004
(ÿ)
479
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,457, 06/19/60)
Bank of America Jun 2030 0.00
Put (1)
2,457
(ÿ)
590
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,152, 06/19/40)
Bank of America Jun 2030 0.00
Put (1)
6,152
(ÿ)
651
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 8,682, 09/19/50)
Bank of America Sep 2030 0.00
Put (1)
8,682
(ÿ)
1,514
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 16,504, 09/19/40)
Bank of America Sep 2030 0.00
Put (1)
16,503
(ÿ)
1,670
(Bank of America, USD 3 Month LIBOR/
USD 2.150%, USD 4,517, 06/12/51)
Bank of America Jun 2031 0.00
Put (1)
4,517
(ÿ)
478
(Bank of America, USD 3 Month LIBOR/
USD 2.280%, USD 8,120, 06/12/41)
Bank of America Jun 2031 0.00
Put (1)
8,120
(ÿ)
512
(Bank of America, USD 3 Month LIBOR/
USD 1.943%, USD 12,931, 09/17/41)
Bank of America Sep 2031 0.00
Put (1)
12,930
(ÿ)
973

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 755
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 3 Month LIBOR/
USD 2.013%, USD 33,988, 09/10/41)
Bank of America Sep 2031 0.00
Put (1)
33,987
(ÿ)
2,465
(Bank of America, USD 3 Month LIBOR/
USD 2.133%, USD 5,900, 10/29/41)
Bank of America Oct 2031 0.00
Put (1)
5,900
(ÿ)
405
(Citigroup, USD 3 Month LIBOR/USD
1.624%, USD 9,010, 09/31/31)
Citigroup Dec 2021 0.00 Put (1)
9,010
(ÿ)
95
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 12/04/49)
Citigroup Oct 2029 0.00 Put (1)
6,050
(ÿ)
689
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 2,166, 01/24/61)
Citigroup Jan 2041 0.00 Put (1)
2,166
(ÿ)
326
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 6,481, 03/20/51)
Citigroup Mar 2041 0.00 Put (1)
6,481
(ÿ)
479
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.583%, USD 680, 10/10/31)
Goldman Sachs Nov 2021 0.00
Put (1)
680
(ÿ)
3
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 1,966, 12/24/54)
Goldman Sachs Sep 2024 0.00
Put (1)
1,966
(ÿ)
275
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 5,672, 12/26/54)
Goldman Sachs Sep 2024 0.00
Put (1)
5,672
(ÿ)
670
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 7,562, 12/01/54)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
862
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 7,562, 12/27/54)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
849
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 5,672, 12/07/54)
Goldman Sachs Oct 2024 0.00
Put (1)
5,672
(ÿ)
709
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 3,781, 12/11/54)
Goldman Sachs Oct 2024 0.00
Put (1)
3,781
(ÿ)
451
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,574, 06/18/55)
Goldman Sachs Jun 2025 0.00
Put (1)
2,574
(ÿ)
607
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 8,082, 09/19/55)
Goldman Sachs Sep 2025 0.00
Put (1)
8,082
(ÿ)
1,720
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.460%, USD 5,462, 03/23/56)
Goldman Sachs Mar 2026 0.00
Put (1)
5,462
(ÿ)
410
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.475%, USD 3,478, 03/20/56)
Goldman Sachs Mar 2026 0.00
Put (1)
3,478
(ÿ)
258
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 12/27/39)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Sep 2029 0.00
Put (1)
11,041
(ÿ)
771
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 12/02/39)
Goldman Sachs Sep 2029 0.00
Put (1)
11,343
(ÿ)
763
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 12/24/39)
Goldman Sachs Sep 2029 0.00
Put (1)
7,562
(ÿ)
492
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 9,453, 12/15/39)
Goldman Sachs Oct 2029 0.00
Put (1)
9,453
(ÿ)
591
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 4,044, 06/06/50)
Goldman Sachs Jun 2030 0.00
Put (1)
4,044
(ÿ)
683
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 5,565, 06/12/40)
Goldman Sachs Jun 2030 0.00
Put (1)
5,565
(ÿ)
566
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.794%, USD 2,592, 02/05/61)
Goldman Sachs Feb 2031 0.00
Put (1)
2,592
(ÿ)
420
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 6,050, 12/28/49)
JPMorgan Chase Sep 2029 0.00
Put (1)
6,050
(ÿ)
576
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 5,294, 12/19/49)
JPMorgan Chase Oct 2029 0.00
Put (1)
5,294
(ÿ)
532
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 2,579, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Put (1)
2,579
(ÿ)
282
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,313, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
2,313
(ÿ)
242
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,536, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,536
(ÿ)
667
(JP Morgan, USD 3 Month LIBOR/USD
2.426%, USD 5,468, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Put (1)
5,468
(ÿ)
316
Total Options Purchased
(cost $63,106) 65,276
Short-Term Investments - 16.1%
ams AG
0.875% due 09/28/22 1,200 1,176
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 516 517
BlackRock TCP Capital Corp.
4.625% due 03/01/22 839 847
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22 761 774

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
756 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š) 25 11
Charming Charlie, Inc. Term Loan
0.000% due 05/15/22 (~)(Ê)(Š) 5 2
Ctrip.com International, Ltd.
1.250% due 09/15/22 458 435
Exantas Capital Corp.
4.500% due 08/15/22 525 517
Fortive Corp.
0.875% due 02/15/22 (Þ) 1,630 1,631
Golar LNG, Ltd.
2.750% due 02/15/22 (Ñ) 379 379
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 1,262 1,275
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 900 881
Horizon Global Corp.
2.750% due 07/01/22 183 176
Indonesia Treasury Bond
Series FR61
7.000% due 05/15/22 IDR 23,574,000 1,696
Ionis Pharmaceuticals, Inc.
1.000% due 11/15/21 1,328 1,329
Mexican Bonos
Series M
7.250% due 12/09/21 MXN 14,616 711
New York Mortgage Trust, Inc.
6.250% due 01/15/22 (Ñ) 945 945
Pretium Resources, Inc.
2.250% due 03/15/22 738 748
Scorpio Tankers, Inc.
3.000% due 05/15/22 228 226
Thailand Government International Bond
3.650% due 12/17/21 THB 5,910 179
Two Harbors Investment Corp.
6.250% due 01/15/22 146 147
U.S. Cash Management Fund(@) 68,384,346
(∞)
68,369
United States Treasury Bills
0.068% due 01/06/22 (ž) 480 480
0.062% due 01/13/22 (ž) 315 315
0.056% due 01/20/22 (ž) 620 620
0.058% due 01/27/22 (ž) 1,030 1,030
0.057% due 02/03/22 (ž) 1,547 1,547
0.054% due 02/17/22 (ž) 366 366
0.057% due 02/24/22 (ž) 150 150
0.060% due 03/03/22 (ž) 630 630
0.060% due 03/10/22 (ž) 1,700 1,700
0.060% due 03/17/22 (ž) 2,160 2,160
0.060% due 03/24/22 (ž) 1,820 1,820
0.058% due 04/07/22 (ž) 706 706
0.063% due 04/21/22 (ž) 2,916 2,915
0.073% due 05/19/22 (ž) 1,330 1,330
Total Short-Term Investments
(cost $98,233) 98,740
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×)
3,313,362
(∞)
3,313
Total Other Securities
(cost $3,313) 3,313
Total Investments - 113.0%
(identified cost $636,486) 694,763
Other Assets and Liabilities,
Net - (13.0)%
(79,751)
Net Assets - 100.0%
615,012

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 757
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
5.1%
21Vianet Group, Inc. 09/07/21 812,000 85.50 694
659
Aena SME SA 11/09/15 EUR 7,024 152.28 1,070
1,149
Aircastle , Ltd. 06/03/21 80,000 100.00 80
82
Allianz SE 09/30/21 200,000 101.67 203
202
Alteryx , Inc. 03/24/21 1,184,000 94.57 1,120
1,117
Apollo Management Holdings, LP 12/10/19 122,000 100.41 123
126
Ares Management Corp. 06/24/21 130,000 100.16 130
134
AXA SA 01/14/19 200,000 103.05 206
278
Bank of China (Hong Kong), Ltd. 09/11/18 400,000 100.00 400
424
BNP Paribas SA 08/13/18 500,000 105.48 527
574
BNP Paribas SA 09/23/20 200,000 106.66 213
216
BNP Paribas SA 09/23/20 200,000 115.53 231
235
Carel Industries SpA 06/17/20 EUR 15,541 19.05 296
450
Credit Agricole SA 02/03/16 400,000 100.10 400
479
Credit Agricole SA 03/12/19 200,000 107.50 215
221
Credit Agricole SA 09/16/20 200,000 109.50 219
221
Credit Suisse Group AG 07/09/18 400,000 101.31 405
426
Credit Suisse Group AG 08/14/19 500,000 103.41 517
544
Credit Suisse Group AG 10/15/19 400,000 109.46 438
444
Credit Suisse Group AG 08/04/20 200,000 100.00 200
208
Credit Suisse Group AG 09/23/20 200,000 110.13 220
218
CTP NV 04/23/21 EUR 5,015 17.49 88
107
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
327
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 267
254
Dairy Farmers of America, Inc. 03/20/17 2,100 106.88 224
210
Depository Trust & Clearing Corp. (The) 06/08/21 250,000 100.00 250
253
Dino Polska SA 01/12/21 PLN 10,806 74.49 805
965
Dominican Republic Government International Bond 06/08/21 DOP 300,000 1.75 5
6
Farm Credit Bank of Texas 07/18/16 3,596 106.13 382
387
Farm Credit Bank of Texas 07/15/20 275,000 1.00 275
300
Fortive Corp. 11/21/19 1,630,000 99.65 1,624
1,631
GA Global Funding Trust 06/24/21 260,000 100.13 260
268
Granite Point Mortgage Trust, Inc. 06/04/20 1,080,000 94.62 1,022
1,071
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
207
Hartford Financial Services Group, Inc. 02/05/21 225,000 94.10 212
218
HSBC Capital Funding, LP 07/14/16 110,000 145.95 161
179
ILFC E-Capital Trust I 04/28/21 210,000 82.56 173
172
Instone Real Estate Group SE 03/28/19 EUR 5,431 23.75 129
143
Intesa Sanpaolo SpA 09/23/20 200,000 106.83 214
223
Ionis Pharmaceuticals, Inc. 05/05/21 1,032,000 92.99 960
932
JOYY, Inc. 10/21/21 79,000 95.88 76
73
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
200
Liberty Media Corp. 03/05/21 678,000 102.96 698
699
Liberty Mutual Group, Inc. 08/11/21 134,000 100.10 134
137
Macquarie Bank, Ltd. 02/05/21 200,000 109.13 218
217
Meiji Yasuda Life Insurance Co. 03/02/21 200,000 112.80 226
222
MetLife Capital Trust IV 11/27/18 100,000 118.78 119
139
MetLife, Inc. 07/14/16 325,000 139.40 453
490
MGIC Investment Corp. 09/14/20 1,079,000 129.52 1,397
1,441
Momo , Inc. 10/07/21 819,000 86.01 704
721
Neinor Homes SA 07/16/21 EUR 6,577 13.62 90
85
Netcompany Group A/S 06/17/20 DKK 8,331 63.02 525
952
Nippon Life Insurance Co. 01/13/16 300,000 99.69 299
329
Nippon Life Insurance Co. 09/09/21 200,000 109.57 219
215
Nordea Bank Abp 09/15/20 200,000 113.66 227
228
NuVasive , Inc. 12/02/20 48,000 92.43 44
45
On the Beach Group PLC 06/18/20 GBP 78,579 3.69 290
321
Orsted A/S 11/08/19 DKK 1,303 133.07 173
184
PolyPeptide Group AG 05/07/21 CHF 4,761 94.62 450
608
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
219
SBL Holdings LLC 02/04/20 215,000 94.24 203
216
SBL Holdings LLC 06/17/21 210,000 100.00 210
207
Scentre Group Trust 2 09/16/20 300,000 100.00 300
317

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
758 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Scentre Group Trust 2 09/16/20 300,000 100.00 300
319
Scorpio Tankers, Inc. 10/21/21 162,000 103.73 168
165
Siemens Healthineers AG 02/05/21 EUR 12,297 59.07 726
818
Societe Generale SA 06/05/20 400,000 103.38 414
446
Societe Generale SA 09/15/20 400,000 107.82 431
441
Societe Generale SA 09/16/20 200,000 114.28 229
233
Societe Generale SA 11/12/20 200,000 100.00 200
213
Societe Generale SA 10/04/21 200,000 102.48 205
205
Standard Chartered PLC 02/07/18 200,000 109.87 220
214
Standard Chartered PLC 07/15/21 200,000 103.88 208
197
Tabula Rasa HealthCare, Inc. 12/02/20 454,000 86.37 392
380
TeamViewer AG 03/05/21 EUR 9,400 38.63 363
140
UBS Group Funding Switzerland AG 01/28/19 400,000 100.00 400
433
Weibo Corp. 03/25/20 668,000 97.41 651
655
Western Digital Corp. 04/14/20 1,148,000 97.05 1,114
1,136
Worldline SA 06/17/20 EUR 9,762 81.07 791
570
Yellow Cake PLC 09/23/19 GBP 88,072 2.74 241 424
31,514
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 49 AUD 6,608 12/21
(342)
Euro STOXX 50 Index Futures 135 EUR 5,720 12/21
113
FTSE 100 Index Futures 306 GBP 22,105 12/21
826
Japanese 10 Year Government Bond Futures 4 JPY 605,281 12/21
(17)
MSCI EAFE Index Futures 446 USD 52,173 12/21
(879)
MSCI Emerging Markets Index Futures 250 USD 15,775 12/21
(362)
Russell 2000 E-Mini Index Futures 30 USD 3,443 12/21
89
S&P 500 E-Mini Index Futures 216 USD 49,648 12/21
1,557
S&P Financial Select Sector Index Futures 207 USD 25,624 12/21
1,626
S&P MidCap 400 E-Mini Index Futures 11 USD 3,068 12/21
121
SPI 200 Index Futures 3 AUD 546 12/21
(7)
United States 10 Year Treasury Note Futures 1,245 USD 162,726 12/21 (2,799)
Short Positions
Euro-Bund Futures 23 EUR 3,867 12/21
110
FTSE 250 Index Futures 24 GBP 1,108 12/21
34
Long Gilt Futures 30 GBP 3,748 12/21
168
NASDAQ 100 E-Mini Index Futures 145 USD 45,932 12/21
(1,173)
Russell 2000 E-Mini Index Futures 501 USD 57,497 12/21
(1,573)
S&P 500 E-Mini Index Futures 9 USD 2,069 12/21
(62)
S&P/TSX 60 Index Futures 80 CAD 20,168 12/21
(417)
TOPIX Index Futures 324 JPY 6,455,700 12/21 1,071
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (1,916)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 759
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 99.72 USD 20,000 12/06/21 (113)
Fannie Mae Bonds JPMorgan Chase Put 1 102.44 USD 10,000 12/06/21 (42)
Fannie Mae Bonds JPMorgan Chase Put 1 104.19 USD 10,000 12/06/21 (25)
Fannie Mae Bonds JPMorgan Chase Put 1 105.66 USD 20,000 12/06/21 (25)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 21,872,
03/21/27 Bank of America Call 1 0.00 21,872 03/19/25 (161)
Bank of America, USD 3 Month LIBOR/
USD 2.573%, USD 6,855,
03/30/36 Bank of America Call 1 0.00 6,855 03/26/26 (629)
Bank of America, USD 3 Month LIBOR/
USD 1.790%, USD 6,465,
09/16/56 Bank of America Call 1 0.00 6,465 09/14/26 (890)
Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 7,646,
10/25/58 Bank of America Call 1 0.00 7,646 10/23/28 (1,391)
Bank of America, USD 3 Month LIBOR/
USD 0.920%, USD 2,758,
03/27/40 Bank of America Call 2 0.00 5,516 03/25/30 (166)
Bank of America, USD 3 Month LIBOR/
USD 1.605%, USD 4,348,
11/14/50 Bank of America Call 1 0.00 4,348 11/12/30 (408)
Bank of America, USD 3 Month LIBOR/
USD 1.660%, USD 5,268,
11/14/50 Bank of America Call 1 0.00 5,268 11/12/30 (514)
Bank of America, USD 3 Month LIBOR/
USD 1.680%, USD 8,184,
11/14/40 Bank of America Call 1 0.00 8,184 11/12/30 (440)
Bank of America, USD 3 Month LIBOR/
USD 1.913%, USD 18,693,
09/10/51 Bank of America Call 1 0.00 18,693 09/08/31 (2,509)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 4,092, 11/14/55 Citigroup Call 1 0.00 4,092 11/12/25 (406)
Citigroup, USD 3 Month LIBOR/USD
1.918%, USD 2,607, 01/24/51 Citigroup Call 1 0.00 2,607 01/22/31 (342)
Goldman Sachs, USD 3 Month LIBOR/
USD 1.570%, USD 4,932,
11/12/55 Goldman Sachs Call 1 0.00 4,932 11/10/25 (491)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.170%, USD 13,799,
03/04/56 Goldman Sachs Call 1 0.00 13,799 03/02/26 (2,495)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 8,722,
03/28/40 Goldman Sachs Call 1 0.00 8,722 03/26/30 (259)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.483%, USD 60,192,
04/17/41 Goldman Sachs Call 1 0.00 60,191 04/15/31 (5,426)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.390%, USD 3,481,
04/30/41 Goldman Sachs Call 1 0.00 3,481 04/28/31 (328)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 35,576, 03/31/28 JPMorgan Chase Call 1 0.00 35,575 03/25/27 (107)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
760 Multi-Strategy Income Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
JP Morgan, USD 3 Month LIBOR/USD
1.991%, USD 3,823, 10/25/58 JPMorgan Chase Call 1 0.00 3,823 10/23/28 (699)
JP Morgan, USD 3 Month LIBOR/USD
1.744%, USD 9,864, 11/14/40 JPMorgan Chase Call 1 0.00 9,864 11/12/30 (554)
JP Morgan, USD 3 Month LIBOR/USD
1.895%, USD 13,947, 07/09/41 JPMorgan Chase Call 1 0.00 13,947 07/07/31 (1,001)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 4,387,
03/27/40 Morgan Stanley Call 1 0.00 4,387 03/25/30 (128)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 4,387,
03/27/40 Morgan Stanley Call 1 0.00 4,387 03/25/30 (129)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 21,933, 03/27/26 UBS Call 1 0.00 21,933 03/25/25 (56)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 21,872,
03/21/27 Bank of America Put 1 0.00 21,872 03/19/25 (350)
Bank of America, USD 2.573%/USD
3 Month LIBOR, USD 6,855,
03/30/36 Bank of America Put 1 0.00 6,855 03/26/26 (243)
Bank of America, USD 1.790%/USD
3 Month LIBOR, USD 6,465,
09/16/56 Bank of America Put 1 0.00 6,465 09/14/26 (899)
Bank of America, USD 1.985%/USD
3 Month LIBOR, USD 7,646,
10/25/58 Bank of America Put 1 0.00 7,646 10/23/28 (1,021)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 2,758,
03/27/40 Bank of America Put 2 0.00 5,516 03/25/30 (642)
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 4,348,
11/14/50 Bank of America Put 1 0.00 4,348 11/12/30 (566)
Bank of America, USD 1.660%/USD
3 Month LIBOR, USD 5,268,
11/14/50 Bank of America Put 1 0.00 5,268 11/12/30 (662)
Bank of America, USD 1.680%/USD
3 Month LIBOR, USD 8,184,
11/14/40 Bank of America Put 1 0.00 8,184 11/12/30 (632)
Bank of America, USD 1.913%/USD
3 Month LIBOR, USD 18,693,
09/10/51 Bank of America Put 1 0.00 18,693 09/08/31 (2,271)
Citigroup, USD 1.308%/USD 3 Month
LIBOR, USD 40,367, 12/21/26 Citigroup Put 1 0.00 40,366 12/17/21 (201)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 4,092, 11/14/55 Citigroup Put 1 0.00 4,092 11/12/25 (670)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 2,607, 01/24/51 Citigroup Put 1 0.00 2,607 01/22/31 (312)
Goldman Sachs, USD 1.570%/USD
3 Month LIBOR, USD 4,932,
11/12/55 Goldman Sachs Put 1 0.00 4,932 11/10/25 (751)
Goldman Sachs, USD 2.170%/USD
3 Month LIBOR, USD 13,799,
03/04/56 Goldman Sachs Put 1 0.00 13,799 03/02/26 (1,332)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 8,722,
03/28/40 Goldman Sachs Put 1 0.00 8,722 03/26/30 (1,015)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 761
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Goldman Sachs, USD 2.483%/USD
3 Month LIBOR, USD 60,192,
04/17/41 Goldman Sachs Put 1 0.00 60,191 04/15/31 (2,895)
Goldman Sachs, USD 2.390%/USD
3 Month LIBOR, USD 3,481,
04/30/41 Goldman Sachs Put 1 0.00 3,481 04/28/31 (207)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 35,576, 03/31/28 JPMorgan Chase Put 1 0.00 35,575 03/25/27 (428)
JP Morgan, USD 1.991%/USD 3 Month
LIBOR, USD 3,823, 10/25/58 JPMorgan Chase Put 1 0.00 3,823 10/23/28 (509)
JP Morgan, USD 1.744%/USD 3 Month
LIBOR, USD 9,864, 11/14/40 JPMorgan Chase Put 1 0.00 9,864 11/12/30 (734)
JP Morgan, USD 1.895%/USD 3 Month
LIBOR, USD 13,947, 07/09/41 JPMorgan Chase Put 1 0.00 13,947 07/07/31 (1,073)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 4,387,
03/27/40 Morgan Stanley Put 1 0.00 4,387 03/25/30 (521)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 4,387,
03/27/40 Morgan Stanley Put 1 0.00 4,387 03/25/30 (517)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 21,933, 03/27/26 UBS Put 1 0.00 21,933 03/25/25 (226)
Total Liability for Options Written (premiums received $36,018) (38,411)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 6 AUD 9
12/09/21
—
Bank of America USD 24 AUD 31
12/09/21
—
Bank of America USD 4,986 CAD 6,320
12/15/21
120
Bank of America USD 1 GBP 1
11/01/21
—
Bank of America USD 33 JPY 3,742
12/09/21
—
Bank of America USD 1,717 JPY 192,043
12/09/21
(31)
Bank of America USD 1,732 NOK 15,144
12/09/21
60
Bank of America AUD 1,292 USD 958
12/09/21
(15)
Bank of America JPY 88,326 USD 804
12/09/21
29
Bank of America NOK 148 USD 18
12/09/21
—
Bank of America NOK 8,260 USD 955
12/09/21
(22)
Bank of Montreal CAD 4,029 USD 3,166
12/15/21
(90)
Bank of Montreal EUR 2,738 USD 3,240
12/15/21
72
Bank of Montreal GBP 998 USD 1,371
12/15/21
5
Bank of Montreal JPY 1,026,556 USD 9,310
12/15/21
299
Bank of New York USD 1,778 NZD 2,500
12/09/21
13
Bank of New York CAD 4,029 USD 3,178
12/15/21
(77)
Bank of New York EUR 2,738 USD 3,241
12/15/21
72
Bank of New York GBP 998 USD 1,373
12/15/21
7
Bank of New York JPY 1,026,556 USD 9,317
12/15/21
307
Bank of New York NZD 25 USD 17
12/09/21
(1)
Bank of New York NZD 39 USD 28
12/09/21
—
Brown Brothers Harriman USD 353 CAD 437
11/02/21
1
Brown Brothers Harriman USD 2,141 EUR 1,856
11/02/21
4
Brown Brothers Harriman CAD 18 USD 15
11/02/21
—

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
762 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Brown Brothers Harriman CAD 48 USD 39
11/02/21
—
Brown Brothers Harriman CAD 79 USD 64
11/02/21
—
Brown Brothers Harriman CAD 87 USD 69
11/02/21
(1)
Brown Brothers Harriman CAD 204 USD 161
11/02/21
(4)
Brown Brothers Harriman CAD 32 USD 26
12/02/21
—
Brown Brothers Harriman CAD 439 USD 354
12/02/21
(1)
Brown Brothers Harriman EUR 49 USD 57
11/02/21
—
Brown Brothers Harriman EUR 182 USD 210
11/02/21
—
Brown Brothers Harriman EUR 1,624 USD 1,882
11/02/21
4
Brown Brothers Harriman EUR 1,871 USD 2,160
12/02/21
(4)
HSBC USD 44 BRL 230
11/03/21
(3)
HSBC USD 89 BRL 482
11/03/21
(4)
HSBC USD 1,551 BRL 8,752
11/03/21
—
HSBC USD 1,573 BRL 8,040
11/03/21
(150)
HSBC USD 137 BRL 785
02/02/22
(1)
HSBC USD 1,553 BRL 8,752
02/02/22
(34)
HSBC USD 39 CNY 255
01/11/22
1
HSBC USD 3,043 CNY 19,831
01/11/22
33
HSBC USD 853 COP 3,217,357
11/08/21
1
HSBC USD 42 CZK 917
01/03/22
—
HSBC USD 67 CZK 1,436
01/03/22
(2)
HSBC USD 2 EUR 2
11/05/21
—
HSBC USD 90 EUR 76
11/05/21
(2)
HSBC USD 1,291 HKD 10,038
01/03/22
—
HSBC USD 889 HUF 262,570
01/03/22
(48)
HSBC USD 65 IDR 937,781
01/12/22
—
HSBC USD 90 PLN 359
02/03/22
—
HSBC USD 2,662 PLN 10,119
02/03/22
(133)
HSBC USD 14 RON 58
11/08/21
—
HSBC USD 74 RON 311
11/08/21
(2)
HSBC USD 50 RUB 3,707
01/12/22
2
HSBC USD 201 RUB 15,106
01/12/22
9
HSBC USD 20 THB 674
11/08/21
—
HSBC USD 51 THB 1,655
11/08/21
(1)
HSBC USD 66 THB 2,157
11/08/21
(1)
HSBC USD 1,187 THB 38,258
11/08/21
(34)
HSBC USD 51 ZAR 738
12/28/21
(3)
HSBC USD 71 ZAR 1,072
12/28/21
(1)
HSBC USD 385 ZAR 5,926
12/28/21
—
HSBC BRL 230 USD 41
11/03/21
—
HSBC BRL 482 USD 85
11/03/21
—
HSBC BRL 8,040 USD 1,425
11/03/21
—
HSBC BRL 8,752 USD 1,581
11/03/21
30
HSBC CLP 824,520 USD 1,060
12/06/21
51
HSBC CNY 215 USD 33
01/11/22
—
HSBC CNY 810 USD 125
01/11/22
(1)
HSBC COP 288,348 USD 76
11/08/21
(1)
HSBC COP 2,929,009 USD 770
11/08/21
(7)
HSBC COP 339,213 USD 89
02/22/22
—
HSBC COP 3,217,357 USD 847
02/22/22
—
HSBC CZK 35,906 USD 1,661
01/03/22
47
HSBC EUR 77 USD 90
11/05/21
—

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 763
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC EUR 2 USD 2
01/31/22
—
HSBC HUF 26,790 USD 91
01/03/22
5
HSBC IDR 1,147,399 USD 80
01/12/22
—
HSBC IDR 27,120,574 USD 1,882
01/12/22
(10)
HSBC MXN 12,918 USD 639
12/02/21
15
HSBC PEN 284 USD 70
12/06/21
(1)
HSBC PHP 7,311 USD 146
01/10/22
2
HSBC PLN 221 USD 58
02/03/22
3
HSBC PLN 693 USD 175
02/03/22
2
JPMorgan Chase CAD 4,029 USD 3,181
12/15/21
(75)
JPMorgan Chase EUR 2,738 USD 3,242
12/15/21
74
JPMorgan Chase GBP 998 USD 1,374
12/15/21
8
JPMorgan Chase JPY 1,026,556 USD 9,317
12/15/21
305
Royal Bank of Canada USD 182 AUD 242
11/02/21
—
Royal Bank of Canada USD 2,688 CAD 3,383
12/09/21
46
Royal Bank of Canada USD 120 HKD 935
11/02/21
—
Royal Bank of Canada USD 19 SEK 165
11/02/21
—
Royal Bank of Canada CAD 9 USD 7
12/09/21
—
Royal Bank of Canada CAD 48 USD 39
12/09/21
—
Royal Bank of Canada CAD 4,029 USD 3,181
12/15/21
(75)
Royal Bank of Canada EUR 114 USD 132
11/02/21
—
Royal Bank of Canada EUR 248 USD 287
11/02/21
—
Royal Bank of Canada EUR 2,738 USD 3,243
12/15/21
74
Royal Bank of Canada GBP 65 USD 88
11/02/21
—
Royal Bank of Canada GBP 998 USD 1,374
12/15/21
8
Royal Bank of Canada JPY 18,871 USD 166
11/02/21
—
Royal Bank of Canada JPY 1,026,556 USD 9,318
12/15/21
308
Standard Chartered CAD 4,029 USD 3,179
12/15/21
(77)
Standard Chartered EUR 2,738 USD 3,242
12/15/21
73
Standard Chartered GBP 998 USD 1,374
12/15/21
7
Standard Chartered JPY 1,026,556 USD 9,318
12/15/21
307
State Street USD 6,008 EUR 5,110
12/15/21
(95)
State Street USD 7 SEK 64
12/09/21
—
State Street AUD 16 USD 12
12/15/21
—
State Street CHF 4,049 USD 4,400
12/15/21
(28)
State Street DKK 18,730 USD 2,980
12/15/21
67
State Street EUR 2 USD 2
12/09/21
—
State Street EUR 11 USD 13
12/09/21
—
State Street EUR 683 USD 811
12/09/21
21
State Street NOK 8,070 USD 924
12/15/21
(31)
State Street SEK 15,094 USD 1,720
12/09/21
(38)
State Street SEK 32,488 USD 3,769
12/15/21
(16)
UBS CHF 1 USD 1
12/09/21
—
UBS CHF 16 USD 17
12/09/21
—
UBS CHF 2,456 USD 2,687
12/09/21
1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) 1,373

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
764 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 22,111 3 Month LIBOR
(2)
0.389%
(3)
10/01/23
—
103 103
Barclays USD 10,539 0.376%
(3)
3 Month LIBOR
(2)
10/06/23
—
(53) (53)
Barclays USD 10,135 0.516%
(3)
3 Month LIBOR
(2)
10/19/23
—
(27) (27)
Barclays USD 12,298 0.711%
(3)
3 Month LIBOR
(2)
11/01/23
—
9 9
Barclays USD 133,442 3 Month LIBOR
(2)
0.400%
(3)
12/15/23
239
699 938
Barclays USD 9,234 0.350%
(3)
3 Month LIBOR
(2)
07/06/25
—
(235) (235)
Barclays USD 1,345 0.300%
(3)
3 Month LIBOR
(2)
07/14/25
—
(37) (37)
Barclays USD 957 0.277%
(3)
3 Month LIBOR
(2)
08/12/25
—
(29) (29)
Barclays USD 1,224 3 Month LIBOR
(2)
0.344%
(3)
10/13/25
—
37 37
Barclays USD 1,294 3 Month LIBOR
(2)
0.410%
(3)
10/13/25
—
35 35
Barclays USD 1,294 3 Month LIBOR
(2)
0.471%
(3)
11/16/25
—
32 32
Barclays USD 1,323 0.428%
(3)
3 Month LIBOR
(2)
12/16/25
—
(36) (36)
Barclays USD 1,245 3 Month LIBOR
(2)
0.562%
(3)
01/13/26
—
28 28
Barclays USD 262 3 Month LIBOR
(2)
0.584%
(3)
02/10/26
—
6 6
Barclays USD 1,297 3 Month LIBOR
(2)
0.600%
(3)
03/09/26
—
31 31
Barclays USD 1,297 3 Month LIBOR
(2)
1.045%
(3)
04/15/26
—
7 7
Barclays USD 9,544 3 Month LIBOR
(2)
0.966%
(3)
04/27/26
—
89 89
Barclays USD 9,544 0.891%
(3)
3 Month LIBOR
(2)
05/04/26
—
(84) (84)
Barclays USD 13,621 0.857%
(3)
3 Month LIBOR
(2)
06/04/26
—
(159) (159)
Barclays USD 12,444 3 Month LIBOR
(2)
0.963%
(3)
07/06/26
—
97 97
Barclays USD 27,353 0.806%
(3)
3 Month LIBOR
(2)
08/04/26
—
(466) (466)
Barclays USD 17,714 3 Month LIBOR
(2)
0.873%
(3)
09/02/26
—
265 265
Barclays USD 5,859 1.086%
(3)
3 Month LIBOR
(2)
10/01/26
—
(34) (34)
Barclays USD 26,783 3 Month LIBOR
(2)
1.046%
(3)
10/05/26
—
212 212
Barclays USD 3,062 3 Month LIBOR
(2)
1.046%
(3)
10/07/26
—
24 24
Barclays USD 4,025 3 Month LIBOR
(2)
1.066%
(3)
10/08/26
—
28 28
Barclays USD 3,068 3 Month LIBOR
(2)
1.087%
(3)
10/12/26
—
19 19
Barclays USD 4,110 3 Month LIBOR
(2)
1.083%
(3)
10/12/26
—
26 26
Barclays USD 5,610 3 Month LIBOR
(2)
1.147%
(3)
10/14/26
—
19 19
Barclays USD 962 3 Month LIBOR
(2)
1.181%
(3)
10/15/26
—
2 2
Barclays USD 1,419 3 Month LIBOR
(2)
1.231%
(3)
10/20/26
—
(1) (1)
Barclays USD 7,737 3 Month LIBOR
(2)
1.252%
(3)
10/20/26
—
(12) (12)
Barclays USD 1,452 3 Month LIBOR
(2)
1.216%
(3)
10/21/26
—
— —
Barclays USD 10,563 0.944%
(3)
3 Month LIBOR
(2)
10/25/26
—
(145) (145)
Barclays USD 6,661 3 Month LIBOR
(2)
1.299%
(3)
10/26/26
—
(24) (24)
Barclays USD 4,436 1.281%
(3)
3 Month LIBOR
(2)
10/28/26
—
11 11
Barclays USD 2,571 1.257%
(3)
3 Month LIBOR
(2)
10/29/26
—
4 4
Barclays USD 3,179 1.271%
(3)
3 Month LIBOR
(2)
11/01/26
—
6 6
Barclays USD 45,735 3 Month LIBOR
(2)
0.950%
(3)
12/15/26
484
234 718
Barclays USD 7,266 3 Month LIBOR
(2)
1.058%
(3)
12/21/26
—
78 78
Barclays USD 621 0.645%
(3)
3 Month LIBOR
(2)
07/15/30
—
(43) (43)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 765
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 18,467 0.556%
(3)
3 Month LIBOR
(2)
08/05/30
—
(1,453) (1,453)
Barclays USD 18,467 3 Month LIBOR
(2)
0.564%
(3)
09/08/30
—
1,470 1,470
Barclays USD 17,236 3 Month LIBOR
(2)
0.717%
(3)
10/07/30
—
1,169 1,169
Barclays USD 18,467 3 Month LIBOR
(2)
0.724%
(3)
11/04/30
—
1,204 1,204
Barclays USD 214 3 Month LIBOR
(2)
1.212%
(3)
02/16/31
—
6 6
Barclays USD 193 3 Month LIBOR
(2)
1.366%
(3)
02/22/31
—
2 2
Barclays USD 151 3 Month LIBOR
(2)
1.426%
(3)
02/24/31
—
1 1
Barclays USD 161 3 Month LIBOR
(2)
1.519%
(3)
03/02/31
—
— —
Barclays USD 21,692 1.609%
(3)
3 Month LIBOR
(2)
03/08/31
—
184 184
Barclays USD 648 3 Month LIBOR
(2)
1.525%
(3)
03/15/31
—
— —
Barclays USD 241 3 Month LIBOR
(2)
1.165%
(3)
04/15/31
—
8 8
Barclays USD 648 1.465%
(3)
3 Month LIBOR
(2)
04/15/31
—
(4) (4)
Barclays USD 17,942 3 Month LIBOR
(2)
1.538%
(3)
04/19/31
—
1 1
Barclays USD 648 3 Month LIBOR
(2)
1.702%
(3)
04/21/31
—
(9) (9)
Barclays USD 12,382 1.655%
(3)
3 Month LIBOR
(2)
05/04/31
—
219 219
Barclays USD 6,811 1.591%
(3)
3 Month LIBOR
(2)
05/05/31
—
79 79
Barclays USD 648 1.573%
(3)
3 Month LIBOR
(2)
05/17/31
—
6 6
Barclays USD 648 1.644%
(3)
3 Month LIBOR
(2)
05/21/31
—
10 10
Barclays USD 3,803 3 Month LIBOR
(2)
1.612%
(3)
05/27/31
—
(47) (47)
Barclays USD 6,837 1.465%
(3)
3 Month LIBOR
(2)
06/14/31
—
(16) (16)
Barclays USD 648 1.558%
(3)
3 Month LIBOR
(2)
06/16/31
—
4 4
Barclays USD 648 1.450%
(3)
3 Month LIBOR
(2)
06/23/31
—
(3) (3)
Barclays USD 6,539 1.470%
(3)
3 Month LIBOR
(2)
06/29/31
—
(17) (17)
Barclays USD 1,012 1.463%
(3)
3 Month LIBOR
(2)
07/06/31
—
(4) (4)
Barclays USD 446 1.457%
(3)
3 Month LIBOR
(2)
07/09/31
—
(2) (2)
Barclays USD 233 3 Month LIBOR
(2)
1.165%
(3)
07/15/31
—
8 8
Barclays USD 963 1.460%
(3)
3 Month LIBOR
(2)
07/15/31
—
(4) (4)
Barclays USD 637 1.300%
(3)
3 Month LIBOR
(2)
08/18/31
—
(14) (14)
Barclays USD 465 3 Month LIBOR
(2)
1.366%
(3)
09/13/31
—
8 8
Barclays USD 7,870 3 Month LIBOR
(2)
1.304%
(3)
09/16/31
—
178 178
Barclays USD 2,261 1.542%
(3)
3 Month LIBOR
(2)
10/01/31
—
(2) (2)
Barclays USD 5,181 1.506%
(3)
3 Month LIBOR
(2)
10/05/31
—
(24) (24)
Barclays USD 8,163 3 Month LIBOR
(2)
1.590%
(3)
10/07/31
—
(28) (28)
Barclays USD 672 3 Month LIBOR
(2)
1.567%
(3)
10/12/31
—
(1) (1)
Barclays USD 9,095 1.585%
(3)
3 Month LIBOR
(2)
10/12/31
—
24 24
Barclays USD 6,662 3 Month LIBOR
(2)
1.582%
(3)
10/19/31
—
(14) (14)
Barclays USD 688 3 Month LIBOR
(2)
1.667%
(3)
10/25/31
—
(7) (7)
Barclays USD 2,286 3 Month LIBOR
(2)
1.587%
(3)
11/01/31
—
(4) (4)
Barclays USD 6,508 1.350%
(3)
3 Month LIBOR
(2)
12/15/31
(165)
17 (148)
Barclays USD 445 3 Month LIBOR
(2)
1.328%
(3)
06/12/40
—
23 23
Barclays USD 289 3 Month LIBOR
(2)
1.268%
(3)
06/19/40
—
17 17

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
766 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 578 3 Month LIBOR
(2)
1.250%
(3)
06/19/40
—
34 34
Barclays USD 811 3 Month LIBOR
(2)
1.322%
(3)
06/19/40
—
43 43
Barclays USD 1,564 3 Month LIBOR
(2)
1.345%
(3)
09/19/40
—
80 80
Barclays USD 964 3 Month LIBOR
(2)
2.280%
(3)
06/12/41
—
(25) (25)
Barclays USD 830 3 Month LIBOR
(2)
1.325%
(3)
06/06/50
—
67 67
Barclays USD 1,304 3 Month LIBOR
(2)
1.275%
(3)
09/19/50
—
113 113
Barclays USD 39,994 3 Month LIBOR
(2)
1.160%
(3)
10/16/50
106
5,260 5,366
Barclays USD 8,203 1.305%
(3)
3 Month LIBOR
(2)
10/27/50
—
(823) (823)
Barclays USD 8,370 1.410%
(3)
3 Month LIBOR
(2)
11/12/50
—
(581) (581)
Barclays USD 6,983 3 Month LIBOR
(2)
1.256%
(3)
11/23/50
—
747 747
Barclays USD 9,600 1.400%
(3)
3 Month LIBOR
(2)
12/04/50
—
(693) (693)
Barclays USD 9,768 1.563%
(3)
3 Month LIBOR
(2)
01/11/51
—
(340) (340)
Barclays USD 4,017 1.708%
(3)
3 Month LIBOR
(2)
02/08/51
—
(5) (5)
Barclays USD 3,640 1.727%
(3)
3 Month LIBOR
(2)
02/12/51
—
12 12
Barclays USD 9,613 1.890%
(3)
3 Month LIBOR
(2)
02/18/51
—
405 405
Barclays USD 4,775 1.985%
(3)
3 Month LIBOR
(2)
04/20/51
—
298 298
Barclays USD 4,614 3 Month LIBOR
(2)
1.876%
(3)
06/11/51
—
(199) (199)
Barclays USD 711 3 Month LIBOR
(2)
2.150%
(3)
06/12/51
—
(34) (34)
Barclays USD 7,322 3 Month LIBOR
(2)
1.779%
(3)
06/21/51
—
(139) (139)
Barclays USD 4,086 3 Month LIBOR
(2)
1.670%
(3)
07/08/51
—
34 34
Barclays USD 8,021 3 Month LIBOR
(2)
1.529%
(3)
07/21/51
—
347 347
Barclays USD 7,000 1.652%
(3)
3 Month LIBOR
(2)
07/23/51
—
(93) (93)
Barclays USD 2,808 3 Month LIBOR
(2)
1.595%
(3)
08/25/51
—
81 81
Barclays USD 7,040 1.705%
(3)
3 Month LIBOR
(2)
09/09/51
—
(19) (19)
Barclays USD 926 3 Month LIBOR
(2)
1.602%
(3)
09/16/51
—
26 26
Barclays USD 7,226 1.776%
(3)
3 Month LIBOR
(2)
09/29/51
—
101 101
Barclays USD 1,476 1.824%
(3)
3 Month LIBOR
(2)
09/30/51
—
38 38
Barclays USD 3,198 1.882%
(3)
3 Month LIBOR
(2)
11/29/51
—
119 119
Barclays USD 3,468 3 Month LIBOR
(2)
1.742%
(3)
11/29/51
—
(11) (11)
Barclays USD 5,866 1.650%
(3)
3 Month LIBOR
(2)
12/15/51
(261)
144 (117)
Barclays USD 1,121 3 Month LIBOR
(2)
1.250%
(3)
06/06/55
—
142 142
Barclays USD 711 3 Month LIBOR
(2)
2.090%
(3)
06/12/55
—
(47) (47)
Barclays USD 412 3 Month LIBOR
(2)
1.026%
(3)
06/18/55
—
74 74
Barclays USD 515 3 Month LIBOR
(2)
1.025%
(3)
06/18/55
—
92 92
Barclays USD 4,034 1.080%
(3)
3 Month LIBOR
(2)
08/14/55
—
(669) (669)
Barclays USD 1,408 3 Month LIBOR
(2)
1.178%
(3)
09/19/55
—
201 201
Barclays USD 1,211 1.570%
(3)
3 Month LIBOR
(2)
11/12/55
—
(64) (64)
Barclays USD 445 3 Month LIBOR
(2)
1.155%
(3)
06/12/60
—
55 55
Barclays USD 491 3 Month LIBOR
(2)
1.155%
(3)
06/19/60
—
60 60
Barclays USD 467 3 Month LIBOR
(2)
1.794%
(3)
02/05/61
—
(8) (8)
Credit Suisse HUF 224,199 6 Month BUBOR
(3)
1.200%
(4)
05/10/23
—
19 19

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 767
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse BRL 6,700 12.100%
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/25
—
— —
Credit Suisse CNY 2,900 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
—
(3) (3)
Credit Suisse CNY 5,500 2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
—
(1) (1)
Credit Suisse CNY 10,000 2.840%
(2)
China Interbank Repo
Rate 3 Months
(2)
11/24/25
—
17 17
Credit Suisse CNY 4,300 2.650%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/11/26
—
2 2
Credit Suisse CNY 3,700 2.825%
(2)
China Interbank Repo
Rate 3 Months
(2)
04/07/26
—
5 5
Credit Suisse CNY 1,600 2.576%
(2)
China Interbank Repo
Rate 3 Months
(2)
07/15/26
—
(1) (1)
JPMorgan Chase HUF 283,899 6 Month BUBOR
(3)
0.833%
(4)
11/22/22
—
15 15
Total Open Interest Rate Swap Contracts (å)
403
8,577 8,980
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America Sell USD 12,000 5.000%
(2)
12/20/26
1,051
84 1,135
Total Open Credit Indices Contracts (å)
1,051
84 1,135
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 66,412 $ 20
$ —
$ 66,432 10 .8
International Debt — 28,966 —
—
28,966 4 .7
Loan Agreements — — —
—
— —
*
Mortgage-Backed Securities — 120,061 340
—
120,401 19 .6
Non-US Bonds — 19,511 —
—
19,511 3 .2
Common Stocks
Consumer Discretionary 15,404 20,012 —
—
35,416 5 .8
Consumer Staples 982 11,635 —
—
12,617 2 .0
Energy 11,360 4,263 —
—
15,623 2 .5

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
768 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Financial Services 37,342 29,541 —
—
66,883 10 .8
Health Care 3,457 13,654 —
—
17,111 2 .8
Materials and Processing 26,699 15,653 —
—
42,352 6 .9
Producer Durables 9,952 24,586 2,203
—
36,741 6 .0
Technology 14,229 10,225 —
—
24,454 4 .0
Utilities 12,764 15,931 —
—
28,695 4 .7
Preferred Stocks 10,473 1,759 — — 12,232 2 .0
Options Purchased 4,176 61,100 — — 65,276 10 .6
Short-Term Investments 103 30,255 13 68,369 98,740 16 .1
Other Securities — — — 3,313 3,313 0 .5
Total Investments 146,941 473,564 2,576 71,682 694,763 113 .0
Other Assets and Liabilities, Net
(13 .0)
100 .0
Other Financial Instruments
Assets
Futures Contracts 5,715 — — — 5,715 0 .9
Foreign Currency Exchange Contracts — 2,493 — — 2,493 0 .4
Interest Rate Swap Contracts — 16,038 — — 16,038 2 .6
Credit Default Swap Contracts — 1,135 — — 1,135 0 .2
A
Liabilities
Futures Contracts (7,631) — — — (7,631) (1 .2)
Options Written (205) (38,206) — — (38,411) (6 .2)
Foreign Currency Exchange Contracts (1) (1,119) — — (1,120) (0 .2)
Interest Rate Swap Contracts — (7,058) — — (7,058) (1 .1)
Total Other Financial Instruments
**
$ (2,122) $ (26,717) $ — $ — $ (28,839)
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 769
Amounts in thousands
Country Exposure
Fair Value
$
Australia .............................................................................................
6,094
Belgium ..............................................................................................
458
Bermuda .............................................................................................
979
Brazil ..................................................................................................
2,522
Burkina Faso .......................................................................................
163
Cameroon ............................................................................................
379
Canada ................................................................................................
21,211
Cayman Islands ...................................................................................
1,221
Chile ...................................................................................................
1,017
China ..................................................................................................
2,441
Colombia .............................................................................................
1,715
Czech Republic ...................................................................................
2,790
Denmark .............................................................................................
4,703
Dominican Republic ...........................................................................
6
Finland ...............................................................................................
343
France .................................................................................................
12,065
Germany .............................................................................................
10,518
Ghana .................................................................................................
25
Greece ................................................................................................
125
Guernsey .............................................................................................
71
Hong Kong ..........................................................................................
2,578
Hungary ..............................................................................................
302
Indonesia ............................................................................................
3,969
Ireland ................................................................................................
1,719
Italy ....................................................................................................
4,407
Japan ..................................................................................................
65,294
Kazakhstan .........................................................................................
1,711
Macao .................................................................................................
61
Malaysia ..............................................................................................
322
Marshall Islands .................................................................................
196
Mexico ................................................................................................
3,541
Monaco ...............................................................................................
391
Mongolia .............................................................................................
2,135
Netherlands ........................................................................................
6,219
New Zealand .......................................................................................
549
Norway ................................................................................................
533
Peru ....................................................................................................
1,330
Philippines ..........................................................................................
198
Poland .................................................................................................
1,014
Portugal ..............................................................................................
85
Puerto Rico .........................................................................................
2,798
Romania ..............................................................................................
779
Russia .................................................................................................
10,287
Singapore ............................................................................................
2,459
South Africa ........................................................................................
1,759
South Korea ........................................................................................
5,539
Spain ...................................................................................................
2,425
Sweden ................................................................................................
7,292
Switzerland .........................................................................................
9,138
Taiwan .................................................................................................
914
Thailand ..............................................................................................
1,560

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
770 Multi-Strategy Income Fund
Amounts in thousands
Country Exposure
Fair Value
$
Turkey .................................................................................................
368
Ukraine ...............................................................................................
1,556
United Kingdom ..................................................................................
39,855
United States .......................................................................................
442,634
Total Investments ................................................................................ 694,763

Russell Investment Company
Multi-Strategy Income Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 771
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 3,971 $ — $ — $ 61,305
Unrealized appreciation on foreign currency exchange contracts — — 2,493 —
Variation margin on futures contracts** 5,437 — — 278
Interest rate swap contracts, at fair value — — — 16,038
Credit default swap contracts, at fair value — 1,135 — —
Total
$ 9,408 $ 1,135 $ 2,493 $ 77,621
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 4,473 $ — $ — $ 3,158
Unrealized depreciation on foreign currency exchange contracts — — 1,120 —
Options written, at fair value — — — 38,411
Interest rate swap contracts, at fair value — — — 7,058
Total
$ 4,473 $ — $ 1,120 $ 48,627
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments*** $ 1,389 $ — $ — $ (336)
Futures contracts (29,716) — — (7,409)
Options written 886 — — 589
Total return swap contracts 3,875 — — —
Interest rate swap contracts — — — (1,870)
Credit default swap contracts — 1,618 — —
Foreign currency exchange contracts — — 1,740 —
Total
$ (2 3 , 566 ) $ 1,618 $ 1,740 $ ( 9 , 026 )
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments**** $ 7,147 $ — $ — $ (511)
Futures contracts 8,656 — — (2,254)
Options written — — — (2,434)
Total return swap contracts 1,772 — — (2)
Interest rate swap contracts — — — 6,604
Credit default swap contracts — 5,898 — —
Foreign currency exchange contracts — — 2,779 —
Total
$ 17,575 $ 5,898 $ 2,779 $ 1,403
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
772 Multi-Strategy Income Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 65,276 $ — $ 65,276
Securities on Loan* Investments, at fair value 3,035 — 3,035
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 2,493 — 2,493
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 16,038 — 16,038
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,135 — 1,135
Total Financial and Derivative Assets
87,977 — 87,977
Financial and Derivative Assets not subject to a netting agreement
(21,145) — (21,145)
Total Financial and Derivative Assets subject to a netting agreement
$ 66,832 $ — $ 66,832
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 32,060 $ 14,464 $ 358 $ 17,238
Bank of Montreal
379 90 3 286
Bank of New York
399 78 — 321
Bank of Nova Scotia
647 — 647 —
Barclays
833 — 833 —
Brown Brothers Harriman
9 9 — —
Citigroup
3,559 1,932 170 1,457
Credit Suisse
4 — 4 —
Goldman Sachs
20,674 15,197 5,220 257
HSBC
328 200 128 —
JPMorgan Chase
6,208 5,383 825 —
Morgan Stanley
406 — 406 —
Royal Bank of Canada
435 75 — 360
Standard Chartered
387 77 — 310
State Street
88 88 — —
UBS
1 — — 1
Wells Fargo
415 — 415 —
Total
$ 66,832 $ 37,593 $ 9,009 $ 20,230

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 773
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 1,120 $ — $ 1,120
Options Written Contracts Options written, at fair value 38,411 — 38,411
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 7,058 — 7,058
Total Financial and Derivative Liabilities
46,589 — 46,589
Financial and Derivative Liabilities not subject to a netting agreement
(7,059) — (7,059)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 39,530 $ — $ 39,530
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 14,464 $ 14,464 $ — $ —
Bank of Montreal 90 90 — —
Bank of New York 78 78 — —
Brown Brothers Harriman 10 9 — 1
Citigroup 1,932 1,932 — —
Goldman Sachs 15,197 15,197 — —
HSBC 438 200 238 —
JPMorgan Chase 5,38 3 5, 3 8 3 — —
Morgan Stanley 1,295 — — 1,295
Royal Bank of Canada 75 75 — —
Standard Chartered 77 77 — —
State Street 208 88 — 120
UBS 283 — — 283
Total
$ 39,53 0 $ 37, 5 9 3 $ 238 $ 1, 699
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
774 Multi-Strategy Income Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 636,486
Investments, at fair value(*)(>) ......................................................................................................................................................
694,763
Foreign currency holdings(^) ......................................................................................................................................................... 1,258
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 2,493
Receivables:
Dividends and interest ....................................................................................................................................................... 4,012
Dividends from affiliated funds .......................................................................................................................................... 3
Investments sold ................................................................................................................................................................ 20,056
Fund shares sold ................................................................................................................................................................ 391
From broker(a)(b)(c) ........................................................................................................................................................... 2 5 , 065
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 16,038
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,135
Total assets .................................................................................................................................................
765,214
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 90
Due to broker (d)(e)(f) ........................................................................................................................................................ 1 5 , 370
Investments purchased ...................................................................................................................................................... 82,031
Fund shares redeemed ....................................................................................................................................................... 246
Accrued fees to affiliates .................................................................................................................................................... 407
Other accrued expenses ..................................................................................................................................................... 235
Variation margin on futures contracts ................................................................................................................................. 1,904
Deferred capital gains tax liability ..................................................................................................................................... 17
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 1,120
Options written, at fair value(x) ...................................................................................................................................................... 38,411
Payable upon return of securities loaned ....................................................................................................................................... 3,313
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 7,058
Total liabilities .............................................................................................................................................
150,202
Net Assets ............................................................................................................................................................
$ 615,012

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 775
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 83,467
Shares of beneficial interest ...........................................................................................................................................................
551
Additional paid-in capital ..............................................................................................................................................................
530,994
Net Assets ............................................................................................................................................................
$ 615,012
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.11
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.79
Class A — Net assets ............................................................................................................................................................. $ 5,074,377
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 456,734
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.99
Class C — Net assets ............................................................................................................................................................. $ 5,081,095
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 462,415
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.15
Class M — Net assets ............................................................................................................................................................ $ 54,259,873
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 4,866,059
Net asset value per share: Class S  (#) ............................................................................................................................................ $ 11.15
Class S   — Net assets ........................................................................................................................................................... $ 390,871,557
Class S   — Shares outstanding ($.01 par value) .................................................................................................................... 35,067,187
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 11.17
Class Y — Net assets ............................................................................................................................................................. $ 159,725,398
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 14,296,279
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,264
(x)     Premiums received on options written $ 36,018
(*)     Securities on loan included in investments $ 3,035
(+)     Credit default swap contracts - premiums paid (received) $ 1,051
(•)     Interest rate swap contracts - premiums paid (received) $ 403
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 71,682
(a)     Receivable from Broker for Futures $ 24,032
(b)     Receivable from Broker for Swaps $ 373
(c)     Receivable from Broker for Forwards $ 660
(d)     Due to Broker for Swaps $ 1 2 , 645
(e)     Due to Broker for Forwards $ 420
(f)      Due to Broker for Options $ 2,305
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
776 Multi-Strategy Income Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 7,742
Dividends from affiliated funds ......................................................................................................................................... 59
Interest .............................................................................................................................................................................. 2,165
Securities lending income (net) ......................................................................................................................................... 91
Total investment income ...............................................................................................................................................................
10,057
Expenses
Advisory fees .................................................................................................................................................................... 5,460
Administrative fees ........................................................................................................................................................... 351
Custodian fees ................................................................................................................................................................... 393
Distribution fees - Class A ................................................................................................................................................ 13
Distribution fees - Class C ................................................................................................................................................ 39
Transfer agent fees - Class A ............................................................................................................................................ 10
Transfer agent fees - Class C ............................................................................................................................................. 10
Transfer agent fees - Class M ............................................................................................................................................ 133
Transfer agent fees - Class S   ........................................................................................................................................... 94 2
Transfer agent fees - Class Y ............................................................................................................................................ 8
Professional fees ............................................................................................................................................................... 133
Registration fees ............................................................................................................................................................... 96
Shareholder servicing fees - Class C ................................................................................................................................. 13
Trustees’ fees .................................................................................................................................................................... 29
Printing fees ...................................................................................................................................................................... 53
Proxy fees ......................................................................................................................................................................... 29
Miscellaneous ................................................................................................................................................................... 2 3
Expenses before reductions .............................................................................................................................................. 7,735
Expense reductions ........................................................................................................................................................... (2,457)
Net expenses .................................................................................................................................................................................
5,278
Net investment income (loss) ........................................................................................................................................................
4,779
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 87,103
Investments in affiliated funds .......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (37,125)
Options written ................................................................................................................................................................. 1,475
Foreign currency exchange contracts ................................................................................................................................ 1,740
Total return swap contracts ............................................................................................................................................... 3,875
Interest rate swap contracts ............................................................................................................................................... (1,870)
Credit default swap contracts ............................................................................................................................................ 1,618
Foreign currency-related transactions ............................................................................................................................... 215
Net realized gain (loss) ..................................................................................................................................................................
57,026
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 63,820
Investments in affiliated funds .......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. 6,402
Options written ................................................................................................................................................................. (2,434)
Foreign currency exchange contracts ................................................................................................................................ 2,779
Total return swap contracts ............................................................................................................................................... 1,770
Interest rate swap contracts ............................................................................................................................................... 6,604
Credit default swap contracts ............................................................................................................................................ 5,898
Foreign currency-related transactions ............................................................................................................................... 165

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 777
Statement of Operations , continued — For the Period Ended October 31, 2021
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................... 85,008
Net realized and unrealized gain (loss) ......................................................................................................................................... 142,034
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 146,813

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
778 Multi-Strategy Income Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,779 $ 12,933
Net realized gain (loss) ...................................................................................................................... 57,026 (24,764)
Net change in unrealized appreciation (depreciation) ....................................................................... 85,008 (26,226)
Net increase (decrease) in net assets from operations ............................................................................. 146,813 (38,057)
Distributions
To shareholders
Class A .......................................................................................................................................... (45) (208)
Class C .......................................................................................................................................... (30) (142)
Class E(1) ...................................................................................................................................... — (1)
Class M ......................................................................................................................................... (899) (1,528)
Class S   ......................................................................................................................................... (5,845) (16,948)
Class Y .......................................................................................................................................... (2,293) (6,608)
Net decrease in net assets from distributions .......................................................................................... (9,112) (25,435)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (343,195) (148,377)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(205,494) (211,869)
Net Assets
Beginning of period .................................................................................................................................
820,506 1,032,375
End of period ..........................................................................................................................................
$ 615,012 $ 820,506

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 779
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 69 $ 747 131 $ 1,281
Proceeds from reinvestment of distributions 5 45 21 204
Payments for shares redeemed (128) (1,359) (632) (5,733)
Net increase (decrease)
(54) (567) (480) (4,248)
Class C
Proceeds from shares sold 41 437 57 555
Proceeds from reinvestment of distributions 3 30 15 142
Payments for shares redeemed (136) (1,420) (242) (2,240)
Net increase (decrease)
(92) (953) (170) (1,543)
Class E(1)
Proceeds from shares sold — — 3 24
Proceeds from reinvestment of distributions — — —** 1
Payments for shares redeemed — — (6) (59)
Net increase (decrease)
— — (3) (34)
Class M
Proceeds from shares sold 4,810 50,153 2,613 25,053
Proceeds from reinvestment of distributions 85 899 156 1,528
Payments for shares redeemed (5,944) (64,505) (2,775) (26,984)
Net increase (decrease)
(1,049) (13,453) (6) (403)
Class S
Proceeds from shares sold 6,377 67,911 12,892 123,419
Proceeds from reinvestment of distributions 560 5,837 1,724 16,934
Payments for shares redeemed (31,908) (338,861) (25,003) (241,533)
Net increase (decrease)
(24,971) (265,113) (10,387) (101,180)
Class Y
Proceeds from shares sold 1,450 15,833 3,600 36,117
Proceeds from reinvestment of distributions 219 2,293 673 6,607
Payments for shares redeemed (7,505) (81,235) (8,797) (83,693)
Net increase (decrease)
(5,836) (63,109) (4,524) (40,969)
Total increase (decrease)
(32,002) $ (343,195) (15,570) $ (148,377)
** Less than $500.
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).

Russell Investment Company
Multi-Strategy Income Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
780 Multi-Strategy Income Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 9.39 .0 3 1.7 9 1.82 (.10) —
October 31, 2020 10.03 .12 (.51) (.39) (.23) (.02)
October 31, 2019 9.67 .29 .30 .59 (.23) —
October 31, 2018 10.26 .36 (.53) (.17) (.33) (.09)
October 31, 2017 9.66 .34 .57 .91 (.31) —
Class C
October 31, 2021 9.33 ( .0 5) 1.7 7 1.72 (.06) —
October 31, 2020 10.00 .04 (.50) (.46) (.19) (.02)
October 31, 2019 9.64 .21 .30 .51 (.15) —
October 31, 2018 10.23 .27 (.52) (.25) (.25) (.09)
October 31, 2017 9.64 .26 .57 .83 (.24) —
Class M
October 31, 2021 9.40 . 08 1.7 9 1.87 (.12) —
October 31, 2020 10.05 .14 (.52) (.38) (.25) (.02)
October 31, 2019 9.68 .33 .30 .63 (.26) —
October 31, 2018 10.27 .39 (.52) (.13) (.37) (.09)
October 31, 2017(3) 10.00 .25 .27 .52 (.25) —
Class S
October 31, 2021 9.41 . 06 1.7 9 1.85 (.11) —
October 31, 2020 10.05 .13 (.51) (.38) (.24) (.02)
October 31, 2019 9.69 .31 .30 .61 (.25) —
October 31, 2018 10.28 .38 (.53) (.15) (.35) (.09)
October 31, 2017 9.68 .36 .58 .94 (.34) —
Class Y
October 31, 2021 9.43 .09 1.77 1.86 (.12) —
October 31, 2020 10.06 .15 (.50) (.35) (.26) (.02)
October 31, 2019 9.70 .33 .30 .63 (.27) —
October 31, 2018 10.29 .39 (.52) (.13) (.37) (.09)
October 31, 2017 9.68 .39 .58 .97 (.36) —

See accompanying notes which are an integral part of the financial statements.
Multi-Strategy Income Fund 781
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.10) 11.11 19.41 5,074 1.3 5 1.02 . 29 191
(.25) 9.39 (4.04) 4,800 1.37 1.02 1.28 174
(.23) 10.03 6.18 9,939 1.34 1.01 2.95 128
(.42) 9.67 (1.78) 8,808 1.35 1.02 3.55 112
(.31) 10.26 9.63 13,283 1.36 1.09 3.37 146
(.06) 10.99 18. 45 5,081 2.10 1.77 (.46) 191
(.21) 9.33 (4.71) 5,172 2.12 1.77 .40 174
(.15) 10.00 5.39 7,247 2.09 1.76 2.17 128
(.34) 9.64 (2.48) 8,024 2.10 1.77 2.73 112
(.24) 10.23 8.73 8,242 2.12 1.84 2.64 146
(.12) 11.15 19. 93 54,260 1.10 .67 . 79 191
(.27) 9.40 (3.85) 55,626 1.12 .67 1.48 174
(.26) 10.05 6.58 59,481 1.09 .67 3.30 128
(.46) 9.68 (1.39) 31,567 1.10 .67 3.83 112
(.25) 10.27 5.31 29,335 1.05 .73 3.94 146
(.11) 11.15 19.74 390,872 1.10 .77 . 59 191
(.26) 9.41 (3.83) 565,161 1.12 .77 1.40 174
(.25) 10.05 6.43 707,676 1.09 .76 3.19 128
(.44) 9.69 (1.50) 941,557 1.10 .77 3.75 112
(.34) 10.28 9.89 1,020,873 1.11 .83 3.64 146
(.12) 11.17 19.82 159,725 .90 .57 .81 191
(.28) 9.43 (3.57) 189,747 .92 .57 1.60 174
(.27) 10.06 6.63 247,995 .90 .57 3.37 128
(.46) 9.70 (1.31) 282,173 .91 .57 3.88 112
(.36) 10.29 10.19 248,299 .92 .64 3.87 146

Russell Investment Company
Multi-Strategy Income Fund
See accompanying notes which are an integral part of the financial statements.
782 Multi-Strategy Income Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 300,402
Administration fees 25,122
Distribution fees 4,335
Shareholder servicing fees 1,084
Transfer agent fees 73,446
Trustee fees 3,080
$ 407,469
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 7,876 $ 42,902 $ 47,465 $ — $ — $ 3,313 $ 2 $ —
U.S. Cash Management Fund 160,986 999,103 1,091,719 (5) 4 68,369 59 —
$ 168,862 $ 1,042,005 $ 1,139,184 $ (5) $ 4 $ 71,682 $ 61 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 649,549,461 $ 84,703,123 $ (31,840,221) $ 52,862,902 $ 29,079,717 $ 1,075,720
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 9,112,226 $ — $ — $ 23,384,530 $ 2,050,489 $ —
Total distributable earnings (losses)
$ (31)
Additional paid-in capital
31

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
784 Multi-Asset Growth Strategy Fund
Multi-Asset Growth Strategy Fund
-
Class A
‡
Total
Return
1 Year 12 .21%
Inception* 3 .03%§
Multi-Asset Growth Strategy Fund
-
Class C
‡‡
Total
Return
1 Year 18 .11%
Inception* 3 .62%§
Multi-Asset Growth Strategy Fund
-
Class M
‡‡‡
Total
Return
1 Year 19 .36%
Inception* 4 .67%§
Multi-Asset Growth Strategy Fund
-
Class S
Total
Return
1 Year 19 .22%
Inception* 4 .57%§
Multi-Asset Growth Strategy Fund
-
Class Y
‡‡‡‡
Total
Return
1 Year 19.48%
Inception* 4.76%§
S&P 500
®
Index**
Total
Return
1 Year 42.91%
Inception* 17.51%§

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Multi-Asset Growth Strategy Fund 785
The Multi-Asset Growth Strategy Fund (the “Fund”) employs
a multi-manager approach whereby portions of the Fund are
allocated to different money manager strategies. Fund assets not allocated to money managers are managed by Russell Investment
Management, LLC (“RIM”), the Fund’s advisor. RIM may change
the allocation of the Fund’s assets among money managers at
any time. An exemptive order from the Securities and Exchange
Commission permits RIM to engage or terminate a money manager at any time, subject to approval by the Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, the Fund is required to notify its shareholders within 90 days of when a money manager begins providing services. As of October
31, 2021, the Fund had fourteen money managers.
What is the Fund’s investment objective?
The Fund seeks to provide long term total return with lower
volatility than equity markets.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class M, Class S and Class Y
Shares gained 19.03%, 18.11%, 19.36%, 19.22% and 19.48%,
respectively. This is compared to the Fund’s benchmark, the S&P
500
®
Index, which gained 42.91% during the fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
World Allocation Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 23.35%. This result serves as a peer comparison and is expressed net of operating expenses.
RIM may assign a money manager a specific style or capitalization benchmark other than the Fund’s index (a “RIM-assigned
benchmark”). However, the Fund’s primary index remains the
benchmark for the Fund and is intended to be representative of the aggregate of each money manager’s benchmark index.
How did market conditions affect the Fund’s performance?
For the fiscal year, post-pandemic economic reopening, stimulative fiscal and monetary policies, and positive vaccination progress related to COVID-19 contributed positively to performance.
Commodities were the highest returning asset class over the fiscal year, as the global economic reopening and rising inflationary pressures boded well for the inflation-sensitive asset class.
Additionally, equities performed strongly, slightly underperforming commodities however providing strong returns nonetheless, with
European, U.K., and Canadian equities outperforming the broad global index while emerging market and Japanese equities lagged broad global equities. The strong performance of equities was beneficial to Fund performance, as equities outperformed relative to less-risky asset classes such as fixed income. Within the U.S., the Russell 3000
®
Index returned nearly 42%, with value stocks
outperforming their growth counterparts. Additionally, small-cap equities outperformed large-cap stocks, as the most economically sensitive stocks outperformed, consistent with strong economic growth. The outperformance of these cyclical areas of the market including small cap and value stocks was beneficial, as the Fund is tilted with preferences for these areas of the market as opposed to more defensive and non-cyclical areas of the market.
With respect to fixed income, the increased appetite for risk in the market was demonstrated by the outperformance of credit relative to aggregate bonds, rising interest rates and a flattening yield curve. High yield credits and loans were outperformers, while investment-grade credits were the second strongest performing fixed income sector. Asset-backed and mortgage-backed securities underperformed relative to the broad fixed income market for the fiscal year. As global interest rates rose, Treasuries declined in price, consistent with the higher economic growth and higher inflation dynamic seen throughout the year. Lastly, commodities were the highest returning asset class, consistent with reflationary themes, with the price per barrel of oil increasing, and sub-asset classes such as infrastructure and listed real estate following suit.
How did the investment strategies and techniques employed
by the Fund and its money managers affect its benchmark
relative performance?
In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included traditional asset classes such as equities, real assets, and fixed income, as well as asset classes such as bank loans, high yield debt, emerging market local and hard currency debt, mortgage-backed securities and other alternative strategies.
The Fund employs discretionary and non-discretionary money
managers. The Fund’s discretionary money managers select the individual portfolio securities for the assets assigned to them.
The Fund’s non-discretionary money managers provide a model
portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the
Fund. RIM manages assets not allocated to money manager
strategies and the Fund’s cash balances.
With respect to money manager performance, global equity
managers contributed the most to the Fund’s overall performance, with value-oriented managers contributing the most among those managers. Boston Partners Global Investors, Inc. (“Boston”), a small-cap U.S. equity value manager, was the top performer, with absolute returns over 50% and benchmark-relative returns greater than 40%. Boston’s stock selection was the main driver of this strong performance.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
786 Multi-Asset Growth Strategy Fund
Atlantic Investment Management, Inc. (“Atlantic”) – a mid-
cap global value manager significantly underperformed its
RIM-assigned benchmark over the fiscal year. Stock selection, including a significant position in a French IT company, Atos
(Atossa Therapeutics, Inc.), drove underperformance.
RIM’s asset allocations were a net detractor over the fiscal year, largely due to the Fund’s multi-asset allocations relative to the benchmark composition of 100% equities, which was the top-
performing asset class over the fiscal year. For example, RIM’s underlying preferences for more cyclically-sensitive areas of the market, including overweights to small-cap and value-oriented equities was beneficial relative to the Fund’s benchmark, as these names outperformed. However, allocations to non-U.S. equities over domestic equities detracted from Fund performance, with domestic markets outperforming global peers. Additionally,
allocations to other asset classes, including fixed income
allocations and allocations to specialty strategies, including the long-volatility strategy, detracted from performance.
During the fiscal year, RIM used equity and fixed-income
derivatives to seek to maintain tactical asset allocation
preferences, and also implemented risk-mitigation strategies.
RIM used standardized derivative contracts, such as equity
index futures and Treasury futures, to help efficiently implement tactical asset allocation changes. In addition, standardized call and put options were used to limit risk, including through the purchase and sale of contracts to limit downside risk, generate income, and achieve the desired asset allocation view in a more efficient manner.
During the fiscal year, RIM utilized a positioning strategy to control Fund-level exposures and risks through the purchase of a stock portfolio. Using the output from quantitative and/or rules-
based processes and qualitative analysis, the strategy seeks to position the portfolio to meet RIM’s overall preferred positioning with respect to Fund exposures along geographic, factor and
industry dimensions, while optimizing the portfolio to minimize tracking error relative to the Fund’s money manager portfolios.
The Fund’s active positioning strategy provided exposure to
RIM’s strategic equity views associated with value, quality and low volatility factors. The strategy underperformed relative to the Fund’s benchmark for the fiscal year. Underperformance
was largely a result of relative geographic tilts, as the strategy was underweight U.S. equities and overweight European peers
relative to the benchmark.
RIM also managed an internally-developed backwardation
strategy that seeks to achieve excess return through the use of a quantitative model that selects and weights exposure to individual commodities based upon their relative attractiveness.
The backwardation strategy’s contribution to performance was strongly positive over the fiscal year.
Describe any changes to the Fund’s structure or the money
manager line-up.
In December 2020, RIM terminated First Eagle Alternative
Credit LLC and reallocated assets among the Fund’s existing
money managers and strategies.
In June 2021, RIM hired Man Investments Australia Limited.
RIM also added an emerging markets equity mandate to Oaktree
Fund Advisors, LLC. Allocations to the other managers were
adjusted as a result.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
Money Managers as of October 31,
2021 Styles
Atlantic Investment Management, Inc. Global Equity
Berenberg Asset Management LLC European Equities
Boston Partners Global Investors, Inc. Global Equity
Cohen & Steers Capital Management, Inc.,
Cohen & Steers UK Limited and Cohen &
Steers Asia Limited
Global Listed Real Estate
Securities
Easterly Investment Partners LLC
(formerly, Levin-Easterly Partners, LLC) U.S. Equity
First Sentier Investors (Australia) IM Ltd Global Listed
Infrastructure
GLG LLC Emerging Markets Debt
Hermes Investment Management Limited High Yield Debt
Kopernik Global Investors, LLC Global Equity
Man Investments Australia Limited Asia ex Japan Equity
Oaktree Fund Advisors, LLC
(formerly, Oaktree Capital Management,
L.P.)
Emerging Markets
Equity / High Income
Convertibles
Putnam Investment Management, LLC Mortgages / Fixed Income
Opportunistic Strategy
RiverPark Advisors, LLC U.S. Equity
Sompo Asset Management Co., Ltd. Japan Equity

Russell Investment Company
Multi-Asset Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Multi-Asset Growth Strategy Fund 787
* Assumes initial investment on March 7, 2017.
** The Standard & Poor’s 500
®
Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the U.S. publicly traded stock market. The index is structured to approximate the general distribution of industries in the U.S.
economy.
‡ The Fund’s performance inception date for Class A Shares was September 28, 2017. The returns shown for Class A prior to that date are the returns of the Fund’s
Class S Shares. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Class A Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as the Class S Shares.
‡‡ The Fund’s performance inception date for Class C Shares was September 28, 2017. The returns shown for Class C Shares prior to that date are the returns of the Fund’s Class S Shares. Class C Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the Class S
Shares.
‡‡‡ The Fund’s performance inception date for Class M Shares was March 16, 2017. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class S Shares. Class M Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class S
Shares.
‡‡‡‡ The Fund’s performance inception date for Class Y Shares was August 30, 2017. The returns shown for Class Y Shares prior to that date are the returns of the
Fund’s Class S Shares. Class Y Shares will have substantially similar annual returns as the Class S Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class Y Shares do not have the same expenses as the Class S
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
788 Multi-Asset Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,014.30 $ 1,019.11
Expenses Paid During Period* $ 6.14 $ 6.16
* Expenses are equal to the Fund's annualized expense ratio of 1.21%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,010.90 $ 1,015.32
Expenses Paid During Period* $ 9.93 $ 9.96
* Expenses are equal to the Fund's annualized expense ratio of 1.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,016.10 $ 1,020.87
Expenses Paid During Period* $ 4.37 $ 4.38
* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,016.10 $ 1,020.37
Expenses Paid During Period* $ 4.88 $ 4.89
* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
Multi-Asset Growth Strategy Fund 789
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,017.00 $ 1,021.37
Expenses Paid During Period* $ 3.86 $ 3.87
* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
790 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 29.3%
Corporate Bonds and Notes - 9.4%
1Life Healthcare, Inc.
3.000% due 06/15/25 317 306
Aircastle, Ltd.
4.250% due 06/15/26 135 146
Alarm.com Holdings, Inc.
1.961% due 01/15/26 340 312
Alcoa Corp.
4.125% due 03/31/29 (Þ) 200 208
Alteryx, Inc.
0.500% due 08/01/24 (Þ) 2,064 1,948
Apollo Commercial Real Estate Finance,
Inc.
5.375% due 10/15/23 2,550 2,591
Ares Capital Corp.
4.625% due 03/01/24 927 1,053
Ball Corp.
2.875% due 08/15/30 39 37
Bandwidth, Inc.
0.500% due 04/01/28 283 236
Baozun, Inc.
1.625% due 05/01/24 741 695
Benefitfocus, Inc.
1.250% due 12/15/23 532 505
Blackstone Mortgage Trust, Inc.
4.750% due 03/15/23 1,959 2,023
CalAmp Corp.
2.000% due 08/01/25 371 340
Calpine Corp.
3.750% due 03/01/31 (Þ) 393 377
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.250% due 02/01/31 (Þ) 325 324
Centene Corp.
2.500% due 03/01/31 27 26
CIT Group, Inc.
5.000% due 08/01/23 250 265
Clearway Energy Operating LLC
4.750% due 03/15/28 (Þ) 61 65
Cleveland-Cliffs, Inc.
Series WI
7.000% due 03/15/27 72 75
Colony Capital, Inc.
5.000% due 04/15/23 2,543 2,620
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200 196
DCP Midstream Operating, LP
5.125% due 05/15/29 77 87
DISH Network Corp.
2.375% due 03/15/24 2,513 2,438
Energy Transfer, LP
6.250% due 12/31/99 (USD 3
Month LIBOR + 4.028%)(Ê)(ƒ) 254 231
EnLink Midstream Partners, LP
5.600% due 04/01/44 71 70
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.050% due 04/01/45 103 98
5.450% due 06/01/47 72 72
Enterprise Products Operating LLC
5.375% due 02/15/78 (USD 3
Month LIBOR + 2.570%)(Ê) 713 732
EZCORP, Inc.
2.375% due 05/01/25 1,528 1,369
FireEye, Inc.
Series B
1.625% due 06/01/35 2,581 2,574
General Electric Co.
Series D
3.446% due 12/29/49 (USD 3
Month LIBOR + 3.330%)(Ê)(ƒ) 170 166
Goodyear Tire & Rubber Co. (The)
4.875% due 03/15/27 700 744
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ) 1,883 1,868
6.375% due 10/01/23 254 254
Greenlight Capital, Inc.
4.000% due 08/01/23 767 730
GSK Finance No. 3 PLC
0.000% due 06/22/23 1,701 1,667
Haemonetics Corp.
3.545% due 03/01/26 2,496 2,179
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 739 790
HCA, Inc.
3.500% due 09/01/30 506 532
7.500% due 11/15/95 221 330
Helix Energy Solutions Group, Inc.
4.125% due 09/15/23 464 437
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 247 256
I3 Verticals LLC
1.000% due 02/15/25 212 193
Innoviva, Inc.
2.125% due 01/15/23 1,344 1,469
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 423 396
International Consolidated Airlines
0.500% due 07/04/23 100 112
Invacare Corp.
5.000% due 11/15/24 505 478
Ionis Pharmaceuticals, Inc.
0.125% due 12/15/24 (Þ) 1,800 1,626
iQIYI, Inc.
4.000% due 12/15/26 318 277
JPMorgan Chase & Co.
Series CC
4.625% due 12/31/99 (USD 3
Month LIBOR + 2.580%)(Ê)(ƒ) 50 50
Kaman Corp.
3.250% due 05/01/24 1,852 1,873
Kinder Morgan Energy Partners, LP
4.700% due 11/01/42 290 332

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 791
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,807 1,933
L Brands, Inc.
Series WI
6.875% due 11/01/35 125 152
LendingTree, Inc.
0.500% due 07/15/25 2,858 2,445
Levi Strauss & Co.
3.500% due 03/01/31 (Þ) 145 146
Liberty Broadband Corp.
1.250% due 09/30/50 1,229 1,223
Liberty Media Corp.
2.125% due 03/31/48 (Þ) 1,183 1,220
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 2,193 2,208
Magnite, Inc.
0.250% due 03/15/26 453 378
Marathon Oil Corp.
5.200% due 06/01/45 34 42
MFA Financial, Inc.
6.250% due 06/15/24 2,620 2,692
MGIC Investment Corp.
9.000% due 04/01/63 (Þ) 1,883 2,514
MicroStrategy, Inc.
5.340% due 02/15/27 2,230 1,841
Momo, Inc.
1.250% due 07/01/25 (Þ) 1,429 1,258
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/29 (Þ) 97 97
Nabors Industries, Inc.
0.750% due 01/15/24 211 196
New Mountain Finance Corp.
5.750% due 08/15/23 2,069 2,217
New Relic, Inc.
0.500% due 05/01/23 1,482 1,550
NIO, Inc.
3.084% due 02/01/26 1,389 1,230
Novelis Corp.
4.750% due 01/30/30 (Þ) 281 292
NuVasive, Inc.
1.000% due 06/01/23 654 652
0.375% due 03/15/25 (Þ) 82 77
OneMain Finance Corp.
3.500% due 01/15/27 29 28
3.875% due 09/15/28 9 9
4.000% due 09/15/30 14 14
Paratek Pharmaceuticals, Inc.
4.750% due 05/01/24 506 462
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,559 2,613
Plains All American Pipeline, LP
Series B
6.125% due 12/31/99 (USD 3
Month LIBOR + 4.110%)(Ê)(ƒ) 756 682
Post Holdings, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 04/15/30 (Þ) 52 52
4.500% due 09/15/31 (Þ) 71 70
Precigen, Inc.
3.500% due 07/01/23 704 569
Quotient Technology, Inc.
1.750% due 12/01/22 978 952
Radius Health, Inc.
3.000% due 09/01/24 966 945
Range Resources Corp.
Series WI
4.875% due 05/15/25 132 138
Redwood Trust, Inc.
4.750% due 08/15/23 (Ñ) 983 1,003
Retrophin, Inc.
2.500% due 09/15/25 1,003 1,070
RWT Holdings, Inc.
5.750% due 10/01/25 1,606 1,650
Seagate HDD Cayman
3.375% due 07/15/31 (Þ) 177 170
Sealed Air Corp.
4.000% due 12/01/27 (Þ) 400 418
SFL Corp., Ltd.
4.875% due 05/01/23 2,385 2,392
SmileDirectClub LLC
5.967% due 02/01/26 1,599 1,100
Splitrock Services, Inc.
5.500% due 02/28/24 1,058 902
Spotify Technology SA
2.270% due 03/15/26 1,644 1,563
Starwood Property Trust, Inc.
4.375% due 04/01/23 1,057 1,128
Stride, Inc.
1.125% due 09/01/27 243 243
Sunrun, Inc.
2.226% due 02/01/26 639 582
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 2,488 2,462
Tabula Rasa HealthCare, Inc.
1.750% due 02/15/26 (Ñ)(Þ) 794 665
Taylor Morrison Communities, Inc.
5.875% due 06/15/27 (Þ) 255 285
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 421 432
6.875% due 11/15/31 150 172
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307 318
Tilray, Inc.
5.000% due 10/01/23 1,842 1,796
T-Mobile USA, Inc.
4.500% due 04/15/50 18 21
3.400% due 10/15/52 (Þ) 7 7
Series WI
2.250% due 11/15/31 7 7
Twitter, Inc.
1.255% due 03/15/26 624 572

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
792 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Veeco Instruments, Inc.
2.700% due 01/15/23 1,263 1,262
Western Digital Corp.
1.500% due 02/01/24 (Þ) 2,002 1,981
4.750% due 02/15/26 127 140
92,016
International Debt - 2.2%
21Vianet Group, Inc.
0.000% due 02/01/26 (Þ) 1,418 1,150
AerCap Holdings NV
5.875% due 10/10/79 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.535%)
(Ê) 300 313
AerCap Ireland Capital Designated
Activity Co. and AerCap Global
Aviation Trust
3.650% due 07/21/27 225 238
Akbank TAS
Series REGS
5.125% due 03/31/25 200 199
Ardagh Metal Packaging Finance USA
LLC / Ardagh Metal Packaging
Finance PLC
Series REGS
3.000% due 09/01/29 100 113
Ashland Services BV
Series REGS
2.000% due 01/30/28 450 533
Ball Corp.
1.500% due 03/15/27 100 117
Banco BTG Pactual SA
Series REGS
2.750% due 01/11/26 200 192
Bank of Ireland Group PLC
4.125% due 09/19/27 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.500%)
(Ê) 200 203
Barclays Bank PLC
6.278% due 12/29/49 (USD 3
Month LIBOR + 1.550%)(Ê)(ƒ) 310 423
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 100 117
1.500% due 01/15/27 570 679
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200 214
BNP Paribas SA
Series REGS
4.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.944%)
(Ê)(ƒ) 200 197
Catalent Pharma Solutions, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
2.375% due 03/01/28 506 584
Cemex SAB de CV
Series REGS
3.875% due 07/11/31 200 201
China Ping An Insurance Overseas
Holdings, Ltd.
2.850% due 08/12/31 200 188
Credit Suisse Group AG
4.500% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.554%)
(Ê)(ƒ) 200 194
DNB Bank ASA
4.875% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.140%)
(Ê)(ƒ) 405 424
Enbridge, Inc.
5.500% due 07/15/77 (USD 3
Month LIBOR + 3.418%)(Ê) 149 161
Falabella SA
Series REGS
3.750% due 10/30/27 200 211
Hope Bancorp, Inc.
2.000% due 05/15/38 2,601 2,535
HSBC Bank PLC
Series 1M
0.417% due 06/29/49 (USD 6
Month LIBOR + 0.250%)(Ê)(ƒ) 300 281
Huntsman International LLC
Series WI
4.250% due 04/01/25 280 360
IQVIA, Inc.
2.250% due 03/15/29 (Þ) 248 283
Series REGS
2.250% due 01/15/28 276 318
Itau Unibanco Holding SA
3.875% due 04/15/31 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.446%)
(Ê)(Þ) 200 192
Jazz Investments I, Ltd.
1.500% due 08/15/24 741 752
JOYY, Inc.
0.750% due 06/15/25 (Þ) 137 127
Klabin Austria GmbH
Series REGS
3.200% due 01/12/31 200 184
Levi Strauss & Co.
Series NCD
3.375% due 03/15/27 416 491
Millicom International Cellular SA
Series REGS
5.125% due 01/15/28 180 188
MPT Operating Partnership, LP / MPT
Finance Corp.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 793
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.692% due 06/05/28 397 574
Natwest Group PLC
6.000% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.625%)
(Ê)(ƒ) 200 221
Netflix, Inc.
Series REGs
3.000% due 06/15/25 200 251
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (U.S.
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.274%)
(Ê)(ƒ) 200 212
Orbia Advance Corp SAB de CV
Series REGS
1.875% due 05/11/26 200 198
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160 175
Scorpio Tankers, Inc.
3.000% due 05/15/25 (Þ) 283 288
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 400 463
Southern Co. (The)
1.875% due 09/15/81 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.108%)(Ê) 100 113
SPCM SA
3.375% due 03/15/30 (Þ) 200 196
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200 268
Series REGS
7.250% due 04/15/36 150 201
Summit Digitel Infrastructure Private,
Ltd.
Series REGS
2.875% due 08/12/31 200 191
Suzano Austria GmbH
Series WI
5.000% due 01/15/30 200 216
Teekay Corp.
5.000% due 01/15/23 347 343
Telecom Italia Capital SA
6.000% due 09/30/34 70 78
Transocean, Inc.
0.500% due 01/30/23 952 852
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230 235
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 200 196
Vale Overseas, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 07/08/30 100 102
VTR Comunicaciones SpA
Series REGS
4.375% due 04/15/29 200 202
Weibo Corp.
1.250% due 11/15/22 (Þ) 1,164 1,141
WisdomTree Investments, Inc.
3.250% due 06/15/26 1,871 1,857
20,935
Mortgage-Backed Securities - 13.7%
Fannie Mae
4.500% due 2049 23 25
5.000% due 2049 97 109
5.000% due 2050 18 19
30 Year TBA(Ï)
2.500% 16,000 16,431
3.000% 6,000 6,257
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (-1 x USD 1
Month LIBOR + 6.400%)(Ê) 1,101 228
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 2,137 414
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40 3,138 469
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (USD 1
Month LIBOR + 5.900%)(Ê) 1,353 245
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,161 172
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 358 19
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (-1 x USD 1
Month LIBOR + 7.200%)(Ê) 3,541 717
Series 2013-7 Class SA
Interest Only STRIP
6.532% due 02/25/43 (-1 x USD 1
Month LIBOR + 6.700%)(Ê) 4,762 1,305
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 235 6
Series 2013-40 Class YI
Interest Only STRIP
3.500% due 06/25/42 377 28
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 350 18

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
794 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (USD 1
Month LIBOR + 5.950%)(Ê) 2,488 587
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 814 138
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 1,324 248
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 2,028 434
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (USD 1
Month LIBOR + 6.050%)(Ê) 4,214 817
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (-1 x USD 1
Month LIBOR + 6.000%)(Ê) 2,966 653
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 5,610 964
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,578 605
Series 2016-83 Class BS
Interest Only STRIP
5.932% due 11/25/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,755 948
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 3,883 657
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,190 198
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (-1 x USD 1
Month LIBOR + 6.220%)(Ê) 1,582 258
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 2,913 479
Series 2018-3 Class PI
Interest Only STRIP
4.000% due 02/25/48 598 66
Series 2018-36 Class IO
Interest Only STRIP
5.000% due 06/25/48 1,632 290
Series 2018-36 Class SD
Interest Only STRIP
6.082% due 06/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 4,974 842
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 2,588 459
Series 2018-62 Class SB
Interest Only STRIP
6.032% due 09/25/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 3,756 660
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 3,010 444
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 2,545 390
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 1,247 60
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 1,338 112
Series 2019-24 Class SA
Interest Only STRIP
5.882% due 05/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,372 160
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,497 395
Series 2019-41 Class SK
Interest Only STRIP
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,209 648
Series 2019-42 Class SA
Interest Only STRIP
5.964% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,831 392
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,261 467
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,709 234
Series 2019-50 Class SN
Interest Only STRIP
5.878% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,901 452
Series 2019-51 Class KS
Interest Only STRIP
5.902% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,843 461
Series 2019-57 Class SG
Interest Only STRIP
5.964% due 10/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,746 721

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 795
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-73 Class SC
Interest Only STRIP
5.882% due 12/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,610 457
Series 2019-83 Class QS
Interest Only STRIP
5.858% due 01/25/50 (-1 x USD 1
Month LIBOR + 5.950%)(Ê) 3,659 671
Series 2020-24 Class IB
Interest Only STRIP
3.000% due 04/25/50 7,201 1,059
Series 2020-31 Class CI
Interest Only STRIP
5.000% due 05/25/50 4,895 914
Series 2020-41 Class SE
Interest Only STRIP
5.970% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,463 940
Series 2020-47 Class ID
Interest Only STRIP
4.000% due 07/25/50 4,331 634
Series 2020-73 Class IJ
Interest Only STRIP
3.000% due 10/25/50 4,607 608
Series 2020-75 Class MI
Interest Only STRIP
4.000% due 11/25/50 3,836 606
Series 2020-93 Class WI
Interest Only STRIP
5.000% due 06/25/50 3,291 567
Series 2021-5 Class PI
Interest Only STRIP
3.500% due 02/25/51 7,306 774
Series 2021-17 Class GI
Interest Only STRIP
4.000% due 02/25/51 2,923 481
Series 2021-18 Class IY
Interest Only STRIP
4.500% due 08/25/49 1,880 351
Series 2021-25 Class IJ
Interest Only STRIP
3.500% due 05/25/51 10,128 773
Series 2021-25 Class IT
Interest Only STRIP
4.000% due 05/25/51 5,784 582
Series 2021-43 Class IO
Interest Only STRIP
2.500% due 06/25/51 5,299 714
Series 2021-56 Class IB
Interest Only STRIP
2.500% due 09/25/51 5,709 525
Series 2021-56 Class IL
Interest Only STRIP
3.000% due 03/25/51 5,047 836
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-56 Class QI
Interest Only STRIP
4.500% due 09/25/51 4,560 754
Series 2021-56 Class WI
Interest Only STRIP
2.500% due 09/25/51 4,220 423
Series 2021-77 Class BI
Interest Only STRIP
4.500% due 11/25/51 4,083 577
Fannie Mae Strips
Series 2009-397
Interest Only STRIP
5.000% due 09/25/39 290 48
Series 2010-404
Interest Only STRIP
4.500% due 05/25/40 210 39
Freddie Mac
Series 2019-4915 Class SD
Interest Only STRIP
5.964% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 3,242 661
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 2 —
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (USD 1
Month LIBOR + 6.500%)(Ê) 2,061 397
Series 2011-3927 Class IP
Interest Only STRIP
4.500% due 06/15/40 363 18
Series 2012-4000 Class LI
Interest Only STRIP
4.000% due 02/15/42 334 27
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (-1 x USD 1
Month LIBOR + 6.500%)(Ê) 912 180
Series 2012-4033 Class SC
Interest Only STRIP
6.365% due 10/15/36 (-1 x USD 1
Month LIBOR + 6.550%)(Ê)(Š) 14 —
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (USD 1
Month LIBOR + 6.100%)(Ê) 2,142 347
Series 2015-4425 Class EI
Interest Only STRIP
4.000% due 01/15/45 1,239 132
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 1,849 272
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 1,099 194

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
796 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,794 628
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 1,647 194
Series 2017-4678 Class MS
Interest Only STRIP
5.915% due 04/15/47 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 777 147
Series 2017-4697 Class PI
Interest Only STRIP
3.500% due 09/15/45 115 3
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 993 77
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 1,122 196
Series 2017-4749 Class IP
Interest Only STRIP
4.000% due 02/15/47 2,828 349
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 1,916 182
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,369 391
Series 2019-4900 Class SH
Interest Only STRIP
5.898% due 07/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,429 547
Series 2019-4911 Class SB
Interest Only STRIP
5.966% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,706 514
Series 2019-4919 Class SP
Interest Only STRIP
5.888% due 09/25/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 4,617 793
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (USD 1
Month LIBOR + 6.000%)(Ê) 1,777 279
Series 2020-4949 Class IO
Interest Only STRIP
4.000% due 01/25/50 4,405 728
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 4,522 776
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,705 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-4979 Class YS
Interest Only STRIP
5.900% due 06/25/50 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 1,883 347
Series 2020-4982 Class DI
Interest Only STRIP
4.000% due 06/25/50 3,651 438
Series 2020-5007 Class IC
Interest Only STRIP
5.000% due 08/25/50 4,117 703
Series 2020-5007 Class SK
Interest Only STRIP
5.952% due 08/25/50 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 1,745 367
Series 2020-5010 Class IE
Interest Only STRIP
4.000% due 09/25/50 5,602 807
Series 2020-5011 Class SA
Interest Only STRIP
6.089% due 09/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 5,048 934
Series 2020-5012 Class BI
Interest Only STRIP
4.000% due 09/25/50 6,052 808
Series 2020-5014 Class AI
Interest Only STRIP
4.500% due 09/25/50 4,340 657
Series 2020-5023 Class TS
Interest Only STRIP
6.094% due 10/25/50 (-1 x USD 1
Month LIBOR + 6.250%)(Ê) 4,492 972
Series 2020-5049 Class AI
Interest Only STRIP
4.500% due 12/25/50 3,862 686
Series 2020-5060 Class EI
Interest Only STRIP
3.500% due 01/25/51 5,143 787
Series 2021-5072 Class MI
Interest Only STRIP
3.500% due 01/25/51 2,128 359
Series 2021-5072 Class YI
Interest Only STRIP
3.000% due 01/25/51 7,311 1,004
Series 2021-5080 Class IQ
Interest Only STRIP
3.500% due 04/25/50 4,903 751
Series 2021-5082 Class IQ
Interest Only STRIP
3.000% due 03/25/51 6,326 812
Series 2021-5128 Class IE
Interest Only STRIP
4.500% due 07/25/51 3,740 689
Ginnie Mae

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 797
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 2,488 423
Ginnie Mae II
3.500% due 2049 138 145
5.000% due 2049 190 208
5.500% due 2049 75 85
4.000% due 2050 27 30
5.000% due 2050 204 224
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIP
4.500% due 12/16/39 2,088 299
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 3,391 544
Series 2010-35 Class UI
Interest Only STRIP
5.000% due 03/20/40 3,310 540
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,282 107
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 1,102 57
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 2,496 441
Series 2011-137 Class MI
Interest Only STRIP
4.000% due 01/20/41 363 18
Series 2011-H15 Class AI
Interest Only STRIP
1.504% due 06/20/61 (~)(Ê) 411 18
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 578 91
Series 2012-140 Class IC
Interest Only STRIP
3.500% due 11/20/42 1,061 161
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 4,861 168
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 4,350 228
Series 2012-H18 Class NI
Interest Only STRIP
1.414% due 08/20/62 (~)(Ê) 13,214 489
Series 2012-H31 Class DI
Interest Only STRIP
2.040% due 12/20/62 (~)(Ê) 11,176 675
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 2,488 383
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 413 53
Series 2013-79 Class PI
Interest Only STRIP
3.500% due 04/20/43 382 38
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 4,226 575
Series 2013-H08 Class BI
Interest Only STRIP
1.665% due 03/20/63 (~)(Ê) 5,368 298
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 1,041 38
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 150 2
Series 2014-116 Class IL
Interest Only STRIP
4.000% due 08/20/44 622 58
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,097 479
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 969 179
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 2,904 569
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 2,248 224
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 3,849 257
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 2,099 142
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 10,883 641
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 1,670 98
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 1,826 270
Series 2015-24 Class AI
Interest Only STRIP
3.500% due 12/20/37 422 14

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
798 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 1,423 230
Series 2015-131 Class MI
Interest Only STRIP
3.500% due 09/20/45 574 55
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 375 4
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 1,438 68
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 550 97
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 3,060 581
Series 2015-187 Class JI
Interest Only STRIP
4.000% due 03/20/45 1,141 158
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 790 43
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 447 25
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,246 82
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 2,014 136
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 896 68
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,123 64
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 534 25
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 183 30
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 1,225 94
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (USD 1
Month LIBOR + 6.100%)(Ê) 722 144
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (USD 1
Month LIBOR + 6.150%)(Ê) 461 33
Series 2016-79 Class IO
Interest Only STRIP
3.500% due 06/20/46 488 45
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 330 53
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 12,899 809
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 772 36
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 1,677 120
Series 2016-H08 Class AI
Interest Only STRIP
2.317% due 08/20/65 (~)(Ê) 4,605 257
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 7,154 586
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 2,828 107
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 09/20/66 (~)(Ê) 8,954 647
Series 2016-H22 Class AI
Interest Only STRIP
3.140% due 10/20/66 (~)(Ê) 5,354 465
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 4,971 345
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 5,765 445
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 2,039 178
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 1,378 125
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 8,274 753
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 2,643 411
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 1,031 187

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 799
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 3,592 615
Series 2017-45 Class IM
Interest Only STRIP
4.000% due 10/20/44 257 15
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 1,316 247
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 1,926 74
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 1,952 394
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 963 83
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 3,241 722
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 677 23
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 1,332 100
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 288 48
Series 2017-139 Class IG
Interest Only STRIP
3.500% due 09/20/47 618 53
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 334 61
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 504 44
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 12,911 989
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 6,889 627
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 1,846 180
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 1,544 179
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 8,915 798
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 5,374 504
Series 2017-H05 Class CI
Interest Only STRIP
2.979% due 02/20/67 (~)(Ê) 2,061 190
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 4,647 349
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 4,426 274
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 1,452 121
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 4,656 345
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 4,047 296
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 4,021 273
Series 2017-H11 Class DI
Interest Only STRIP
1.970% due 05/20/67 (~)(Ê) 1,540 107
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 369 40
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 3,479 251
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 4,553 267
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 7,063 513
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 13,399 886
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 522 36
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 2,388 168
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 418 49
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 10,626 1,028

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
800 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H18 Class IO
Interest Only STRIP
2.366% due 08/20/67 (~)(Ê) 5,127 335
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 5,908 437
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 6,569 672
Series 2017-H20 Class DI
Interest Only STRIP
2.363% due 10/20/67 (~)(Ê) 4,506 496
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 2,570 235
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 14,350 907
Series 2017-H22 Class DI
Interest Only STRIP
2.466% due 11/20/67 (~)(Ê) 5,928 598
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 6,518 707
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 2,410 230
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 3,208 269
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 1,713 316
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (USD 1
Month LIBOR + 6.200%)(Ê) 1,316 226
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 2,658 327
Series 2018-77 Class IO
Interest Only STRIP
5.000% due 06/20/48 1,331 174
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (-1 x USD 1
Month LIBOR + 6.200%)(Ê) 2,221 332
Series 2018-105 Class SG
Interest Only STRIP
6.060% due 08/20/48 (USD 1
Month LIBOR + 6.250%)(Ê) 1,490 259
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 1,768 114
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 3,081 373
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 4,035 393
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 2,993 212
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 5,305 376
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 3,187 308
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 5,020 347
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 4,424 269
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 2,212 213
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê) 2,364 261
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 4,580 440
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 2,772 173
Series 2018-H08 Class AI
Interest Only STRIP
1.727% due 03/20/68 (~)(Ê) 13,933 506
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 6,562 517
Series 2018-H08 Class IO
Interest Only STRIP
1.853% due 06/20/68 (~)(Ê) 10,455 704
Series 2018-H09 Class EI
Interest Only STRIP
1.523% due 06/20/68 (~)(Ê) 8,381 750
Series 2018-H11 Class BI
Interest Only STRIP
1.718% due 06/20/68 (~)(Ê) 4,658 380
Series 2018-H11 Class CI
Interest Only STRIP
1.731% due 07/20/68 (~)(Ê) 9,846 829
Series 2018-H13 Class DI
Interest Only STRIP
2.016% due 08/20/68 (~)(Ê) 4,618 386

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 801
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H13 Class IA
Interest Only STRIP
2.061% due 08/20/68 (~)(Ê) 3,433 285
Series 2018-H13 Class NI
Interest Only STRIP
2.869% due 08/20/68 (~)(Ê) 8,628 722
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 1,763 238
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 3,209 499
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 255 27
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 2,292 290
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 3,772 460
Series 2019-90 Class SJ
Interest Only STRIP
5.948% due 07/20/49 (-1 x USD 1
Month LIBOR + 6.100%)(Ê) 4,043 737
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (-1 x USD 1
Month LIBOR + 6.050%)(Ê) 198 28
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (-1 x USD 1
Month LIBOR + 6.150%)(Ê) 4,123 488
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 2,924 388
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (USD 1
Month LIBOR + 6.050%)(Ê) 2,030 249
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 6,757 283
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 6,417 369
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 5,021 264
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 5,078 612
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-32 Class IA
Interest Only STRIP
3.883% due 03/16/47 (~)(Ê) 3,003 509
Series 2020-32 Class IV
Interest Only STRIP
3.000% due 03/20/50 3,490 302
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/20/50 2,240 274
Series 2020-79 Class DI
Interest Only STRIP
3.500% due 06/20/50 6,525 798
Series 2020-84 Class ES
Interest Only STRIP
6.004% due 06/20/50 (USD 1
Month LIBOR + 6.150%)(Ê) 3,598 700
Series 2020-96 Class CS
Interest Only STRIP
6.016% due 08/20/49 (USD 1
Month LIBOR + 6.100%)(Ê) 3,023 431
Series 2020-148 Class AS
Interest Only STRIP
6.154% due 10/20/50 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,513 747
Series 2020-176 Class BI
Interest Only STRIP
3.000% due 11/20/50 2,558 341
Series 2020-188 Class QI
Interest Only STRIP
3.000% due 10/20/50 3,377 449
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 19,081 977
Series 2021-42 Class IG
Interest Only STRIP
3.000% due 03/20/51 2,483 245
Series 2021-49 Class SB
Interest Only STRIP
6.193% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 3,304 602
Series 2021-57 Class SD
Interest Only STRIP
6.194% due 03/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 4,762 627
Series 2021-59 Class SU
Interest Only STRIP
6.184% due 04/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 4,829 857
Series 2021-77 Class IL
Interest Only STRIP
3.000% due 07/20/50 4,228 292
Series 2021-77 Class SM
Interest Only STRIP
6.199% due 05/20/51 (-1 x USD 1
Month LIBOR + 6.300%)(Ê) 2,949 524

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
802 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2021-78 Class IP
Interest Only STRIP
3.000% due 05/20/51 8,044 674
Series 2021-96 Class SQ
Interest Only STRIP
6.266% due 06/20/51 (-1 x USD 1
Month LIBOR + 6.350%)(Ê) 3,347 855
Series 2021-97 Class QI
Interest Only STRIP
3.000% due 06/20/51 5,906 493
Series 2021-116 Class YS
Interest Only STRIP
6.112% due 09/20/50 (USD 1
Month LIBOR + 6.200%)(Ê) 4,421 709
Series 2021-155 Class ID
Interest Only STRIP
3.000% due 09/20/51 4,056 657
Series 2021-H16 Class GI
Interest Only STRIP
2.321% due 09/20/71 (~)(Ê)(Š) 6,111 493
133,938
Non-US Bonds - 3.5%
ABN AMRO Bank NV
4.750% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.898%)(Ê)(ƒ) EUR 400 502
ADLER Group SA
2.750% due 11/13/26 EUR 100 103
Alpha Services and Holdings SA
5.500% due 06/11/31 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 5.823%)(Ê) EUR 100 117
Altice France Holding SA
Series REGS
4.000% due 02/15/28 EUR 228 245
Arcelik AS
3.000% due 05/27/26 EUR 200 233
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 384 532
Banco BPM SpA
1.625% due 02/18/25 EUR 250 291
Bank of Cyprus PCL
2.500% due 06/24/27 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.785%)(Ê) EUR 100 112
BAWAG Group AG
5.000% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.415%)(Ê)(ƒ) EUR 200 244
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 640 115
10.000% due 01/01/25 BRL 1,603 277
10.000% due 01/01/27 BRL 2,826 479
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (3 Month
EURIBOR + 5.770%)(Ê)(ƒ) EUR 300 394
Canpack SA / Eastern PA Land
Investment Holding LLC
Series REGS
2.375% due 11/01/27 EUR 200 232
Cellnex Telecom SA
0.750% due 11/20/31 EUR 400 454
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 1,025,000 1,211
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 5,696,400 1,655
7.500% due 08/26/26 COP 337,100 91
7.750% due 09/18/30 COP 2,377,700 629
Cooperatieve Rabobank UA
3.250% due 12/31/99 (Ê)(ƒ)(~) EUR 400 470
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 400 487
Czech Republic Government
International Bond
Series 121
1.200% due 03/13/31 CZK 2,800 111
Series 94
0.950% due 05/15/30 CZK 12,220 477
Series 97
0.450% due 10/25/23 CZK 44,720 1,921
Deutsche Postbank Funding Trust III
0.248% due 06/29/49 (EURIBOR
ICE Swap Rate + 0.125%)(Ê)(ƒ) EUR 253 288
Dominican Republic Government
International Bond
8.000% due 06/11/28 (Þ) DOP 400 8
EDP - Energias de Portugal SA
1.700% due 07/20/80 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 1.844%)(Ê) EUR 100 116
Electricite de France SA
6.000% due 12/31/99 (GBP Swap
Semiannual [versus 6 Month
LIBOR] 13 Year Rate + 3.958%)
(Ê)(ƒ) GBP 400 595
Enel SpA
Series 9.5Y
1.875% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.011%)(Ê)(ƒ) EUR 100 113
Eurofins Scientific SE
3.250% due 12/31/99 (3 Month
EURIBOR + 2.667%)(Ê)(ƒ) EUR 100 122
Grifols SA
3.875% due 10/15/28 (Þ) EUR 100 116
Series REGS
1.625% due 02/15/25 EUR 100 115
2.250% due 11/15/27 EUR 384 444

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 803
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Heimstaden Bostad AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.149%)(Ê)(ƒ) EUR 100 109
Ibercaja Banco SA
2.750% due 07/23/30 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.882%)(Ê) EUR 100 116
Iliad SA
2.375% due 06/17/26 EUR 100 115
1.875% due 02/11/28 EUR 100 110
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 34,521,000 2,758
Series FR72
8.250% due 05/15/36 IDR 12,835,000 1,019
Infrastrutture Wireless Italiane SpA
Series GMTN
1.625% due 10/21/28 EUR 100 116
International Consolidated Airlines
Group SA
Series IAG
1.125% due 05/18/28 EUR 100 111
Intesa Sanpaolo SpA
4.125% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 4.274%)(Ê)(ƒ) EUR 250 281
Kleopatra Holdings 2 SCA
Series REGS
6.500% due 09/01/26 EUR 100 105
Lorca Telecom Bondco SA
4.000% due 09/18/27 (Þ) EUR 100 116
4.000% due 09/18/27 EUR 100 116
Marks & Spencer PLC
4.500% due 07/10/27 GBP 300 431
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 109 125
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 5,150 251
Series M
5.750% due 03/05/26 MXN 1,103 51
7.750% due 05/29/31 MXN 13,297 655
7.750% due 11/13/42 MXN 1,880 90
Mitsubishi UFJ Investor Services &
Banking SA
Series PRX
4.092% due 12/15/50 (Ê)(~) EUR 100 57
Nexi SpA
2.125% due 04/30/29 EUR 100 114
Nobel Bidco BV
Series REGS
3.125% due 06/15/28 EUR 100 111
Orsted A/S
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.750% due 12/09/99 (EURIBOR
ICE Swap Rate + 1.952%)(Ê)(ƒ) EUR 100 118
Peruvian Government International Bond
Series REGS
5.700% due 08/12/24 PEN 1,160 299
6.350% due 08/12/28 PEN 2,335 620
6.900% due 08/12/37 PEN 3,620 918
Phoenix Group Holdings PLC
5.750% due 12/31/99 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.169%)(Ê)(ƒ) GBP 200 292
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 109 119
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 22,010 1,307
Series 2032
8.250% due 03/31/32 ZAR 3,590 206
Series 2037
8.500% due 01/31/37 ZAR 2,000 109
Rexel SA
2.125% due 06/15/28 EUR 100 117
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 5,100 1,224
Series 15YR
5.800% due 07/26/27 RON 1,100 271
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 188,783 2,522
Samhallsbyggnadsbolaget I Norden AB
2.625% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 3.227%)(Ê)(ƒ) EUR 100 112
SIG Combibloc PurchaseCo SARL
Series REGS
2.125% due 06/18/25 EUR 200 242
Smurfit Kappa Treasury ULC
1.500% due 09/15/27 EUR 263 319
SoftBank Group Corp.
4.000% due 04/20/23 EUR 100 118
Solvay SA
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.977%)(Ê)(ƒ) EUR 300 355
Telefonica Europe BV
2.376% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
8 Year Rate + 2.616%)(Ê)(ƒ) EUR 100 111
Thailand Government Bond
2.000% due 12/17/22 THB 8,340 255
3.625% due 06/16/23 THB 40,250 1,272
2.000% due 12/17/31 THB 4,000 120
UniCredit SpA

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
804 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 12/31/99 (EURIBOR
ICE Swap Rate + 4.081%)(Ê)(ƒ) EUR 200 222
UnipolSai Assicurazioni SpA
6.375% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 6.744%)(Ê)(ƒ) EUR 200 266
United Group BV
Series REGS
3.625% due 02/15/28 EUR 210 232
Veolia Environnement SA
Series .
2.500% due 12/31/99 (EUR Swap
Annual [versus 6 Month EURIBOR]
5 Year Rate + 2.840%)(Ê)(ƒ) EUR 100 116
Verallia SA
1.625% due 05/14/28 EUR 100 118
Vmed O2 UK Financing I PLC
Series REGS
4.500% due 07/15/31 GBP 950 1,304
Volvo Car AB
2.000% due 01/24/25 EUR 200 240
VZ Vendor Financing II BV
Series REGS
2.875% due 01/15/29 EUR 300 338
Ziggo Secured Co. BV
Series REGS
3.375% due 02/28/30 EUR 150 171
34,289
United States Government Treasuries - 0.5%
United States Treasury Notes
0.625% due 12/31/27 5,185 4,953
Total Long-Term Investments
(cost $285,790) 286,131
Common Stocks - 50.0%
Consumer Discretionary - 6.3%
adidas AG 2,303
754
Afya, Ltd. Class A(Æ) 13,335
233
Aisin Seiki Co., Ltd. 20,600
755
Amazon.com, Inc.(Æ) 798
2,691
Aoyama Trading Co., Ltd. 26,500
182
Astra International Tbk PT 449,100
191
B&M European Value Retail SA 26,468
230
Barnes & Noble Education, Inc.(Æ) 68,461
711
Barratt Developments PLC 11,135
101
Bellway PLC 3,799
172
Best Buy Co., Inc. 823
101
Bloomin' Brands, Inc.(Æ) 14,948
323
Boyd Gaming Corp.(Æ) 3,237
206
Caesars Entertainment, Inc.(Æ) 1,389
152
Caleres, Inc. 54,287
1,252
Canadian Tire Corp., Ltd. Class A 649
92
Carrols Restaurant Group, Inc. 178,026
653
Cary Group AB(Æ) 33,426
448
Celestica, Inc.(Æ) 79,732
783
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cie Generale des Etablissements
Michelin SCA Class B
691
108
Citizen Watch Co., Ltd. 168,900
735
City Developments, Ltd. 16,400
89
Cogeco Communications, Inc. 1,027
88
Columbia Sportswear Co. 967
100
Comcast Corp. Class A 6,503
334
Comet Holding AG 1,799
669
Continental AG(Æ) 13,754
1,614
Costco Wholesale Corp. 652
320
Davide Campari-Milano NV(Æ) 58,366
830
Dechra Pharmaceuticals PLC 17,248
1,210
Del Taco Restaurants, Inc.(Æ) 48,531
405
Dollar General Corp. 787
174
Dollar Tree, Inc.(Æ) 867
93
Dongfeng Motor Group Co., Ltd. Class H 1,002,000
937
DR Horton, Inc. 1,119
100
FactSet Research Systems, Inc. 230
102
Farfetch, Ltd. Class A(Æ) 14,802
580
Ferrari NV 452
107
Fossil Group, Inc.(Æ) 70,217
830
Galaxy Entertainment Group, Ltd.(Æ) 59,000
319
Games Workshop Group PLC 3,503
463
Gap, Inc. (The) 25,812
586
Garmin, Ltd. 753
108
Geely Automobile Holdings, Ltd. 103,000
360
General Motors Co.(Æ) 30,310
1,650
Gentex Corp. 2,649
94
Genuine Parts Co. 855
112
Gildan Activewear, Inc. Class A 2,550
94
Goodyear Tire & Rubber Co. (The)(Æ) 182,640
3,492
Grand Canyon Education, Inc.(Æ) 1,344
107
Great Wall Motor Co., Ltd. Class H 190,500
864
H&R Block, Inc. 59,469
1,372
Hermes International 119
189
Honda Motor Co., Ltd. 77,300
2,277
Howden Joinery Group PLC 10,826
136
Hyundai Mobis Co., Ltd. 444
96
Industria de Diseno Textil SA 2,588
94
J Front Retailing Co., Ltd. 73,900
683
Kering 1,486
1,115
Koito Manufacturing Co., Ltd. 37,961
2,152
Komeri Co., Ltd. 29,000
670
K's Holdings Corp. 19,500
201
Largan Precision Co., Ltd. 1,000
75
Lear Corp. 14,684
2,523
Linamar Corp. 1,833
101
LVMH Moet Hennessy Louis Vuitton
SE - ADR
298
234
MIPS AB 4,471
540
Moncler SpA 16,639
1,197
Moneysupermarket.com Group PLC 34,931
101
Murata Manufacturing Co., Ltd. 4,100
312
Nike, Inc. Class B 6,430
1,076
Nissan Motor Co., Ltd.(Æ) 69,300
352

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 805
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
nVent Electric PLC 36,092
1,279
On the Beach Group PLC(Æ)(Þ) 87,062
356
O'Reilly Automotive, Inc.(Æ) 156
97
Pernod Ricard SA 2,864
659
Persimmon PLC Class A 2,179
81
Puma SE 918
114
Ralph Lauren Corp. Class A 7,557
961
Sands China, Ltd.(Æ) 303,600
692
SGS SA 30
89
Shenzhou International Group Holdings,
Ltd.
4,800
104
SMART Global Holdings, Inc.(Æ) 20,235
1,082
Spectris PLC 2,215
114
Sumitomo Electric Industries, Ltd. 128,700
1,707
Takashimaya Co., Ltd. 28,300
262
Target Corp. 1,143
297
Teleperformance - GDR 3,467
1,449
Tencent Holdings, Ltd. 36,900
2,291
TJX Cos., Inc. (The) 2,774
182
Tractor Supply Co. 625
136
United Arrows, Ltd. 16,500
330
Wacoal Holdings Corp. 14,800
296
Walmart, Inc. 9,271
1,385
Walt Disney Co. (The)(Æ) 6,295
1,064
Weichai Power Co., Ltd. Class H 170,000
306
Xebio Holdings Co., Ltd. 21,700
202
XPeng, Inc. Class A(Æ) 35,900
842
Yamada Denki Co., Ltd. 186,700
714
Yum China Holdings, Inc. 2,495
142
Zillow Group, Inc. Class A(Æ) 6,411
678
61,111
Consumer Staples - 1.7%
Ajinomoto Co., Inc. 11,700
350
Alimentation Couche-Tard, Inc. Class B 1,431
54
Ambev SA 39,000
117
Astarta Holding NV 17,362
236
Carrefour SA 12,154
220
Casey's General Stores, Inc. 557
107
China Mengniu Dairy Co., Ltd.(Æ) 152,000
970
Chocoladefabriken Lindt & Spruengli
AG
9
106
Clorox Co. (The) 446
73
CVS Health Corp. 1,304
116
Dino Polska SA(Æ)(Þ) 10,964
980
Estee Lauder Cos., Inc. (The) Class A 457
148
First Resources, Ltd. 357,097
472
Flowers Foods, Inc. 4,515
112
Golden Agri-Resources, Ltd. 4,313,875
850
HelloFresh SE(Æ) 12,125
981
Ingredion, Inc. 1,425
136
Japan Tobacco, Inc. 114,900
2,254
Kao Corp. 13,200
746
Kernel Holding SA 26,409
400
Kirin Holdings Co., Ltd. 108,700
1,892
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Koninklijke Ahold Delhaize NV 1,708
56
Kroger Co. (The) 3,877
155
KT&G Corp. 1,354
94
Lenta PLC - GDR(Æ) 105,913
322
LG Household & Health Care, Ltd. 81
81
Loblaw Cos., Ltd. 1,615
121
L'Oreal SA 610
279
Monster Beverage Corp.(Æ) 1,191
101
NH Foods, Ltd. 11,100
391
North West Co., Inc. (The) 5,276
143
PepsiCo, Inc. 405
65
Procter & Gamble Co. (The) 2,567
367
Sun Art Retail Group, Ltd. 496,000
292
Thai Beverage PCL 1,840,461
971
Unilever PLC - ADR 36,982
1,982
Uni-President Enterprises Corp. 43,000
103
16,843
Energy - 2.2%
ABB, Ltd. 6,142
204
Capital Power Corp. 6,020
198
Cenovus Energy, Inc. 47,872
572
Chevron Corp. 3,388
388
China Petroleum & Chemical Corp.
Class H
206,000
100
China Shenhua Energy Co., Ltd. Class H 114,500
246
Crescent Point Energy Corp. 52,866
266
Delek US Holdings, Inc.(Æ) 19,569
381
Enterprise Products Partners, LP 79,217
1,797
EQT Corp.(Æ) 32,994
657
Exxon Mobil Corp. 1,586
102
Fission Uranium Corp.(Æ) 375,213
315
Gazprom PJSC 333,853
1,647
Genus PLC 3,842
293
Japan Petroleum Exploration Co., Ltd. 4,600
83
Kinder Morgan, Inc. 93,208
1,561
Lukoil PJSC - ADR 12,476
1,271
NAC Kazatomprom JSC - GDR 20,751
903
National Energy Services Reunited Corp.
(Æ)
18,951
222
NexTier Oilfield Solutions, Inc.(Æ) 228,408
1,019
Petroleo Brasileiro SA - ADR 74,665
733
Pioneer Natural Resources Co. 6,479
1,211
PTT PCL 708,705
810
Range Resources Corp.(Æ) 19,255
449
Reliance Industries, Ltd. 27,052
913
Riyue Heavy Industry Co., Ltd. Class A 57,500
349
Schneider Electric SE 1,251
216
SM Energy Co. 79,209
2,718
Southwestern Energy Co.(Æ) 108,575
530
Total SA 2,502
125
Xcel Energy, Inc. 23,119
1,493
21,772
Financial Services - 10.2%

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
806 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3i Group PLC 6,299
118
Activia Properties, Inc.(ö) 42
172
Aedifica(ö) 1,266
169
AerCap Holdings NV(Æ) 11,195
661
Aflac, Inc. 1,846
99
AIA Group, Ltd. 116,800
1,320
Allianz SE 901
210
Allied Properties Real Estate Investment
Trust(ö)
6,133
212
Allstate Corp. (The) 191
24
Alpha Services and Holdings SA(Æ) 387,136
490
alstria office AG(ö) 10,035
187
American International Group, Inc. 17,094
1,010
American Tower Corp.(ö) 1,620
457
Americold Realty Trust(ö) 6,524
192
Apartment Income REIT Corp.(ö) 5,315
285
Apple Hospitality REIT, Inc.(ö) 106,576
1,674
Arch Capital Group, Ltd.(Æ) 2,483
104
ARGAN SA(ö) 723
91
Assicurazioni Generali SpA 2,172
47
Assura PLC(ö) 164,537
164
Axis Bank, Ltd.(Æ) 37,561
373
Axis Capital Holdings, Ltd. 27,959
1,456
Banco Bradesco SA - ADR 177,434
621
Bank Central Asia Tbk PT 2,814,200
1,484
Bank of Hawaii Corp. 1,161
98
Bank Rakyat Indonesia Persero Tbk PT 3,394,400
1,015
BlackRock, Inc. Class A 276
260
Blackstone Group, Inc. (The) Class A 10,528
1,457
Blucora, Inc.(Æ) 50,752
838
BOK Financial Corp. 1,063
108
Brewin Dolphin Holdings PLC 25,973
134
British Land Co. PLC (The)(ö) 38,752
262
Brixmor Property Group, Inc.(ö) 45,816
1,074
Brown & Brown, Inc. 1,705
108
Caixa Seguridade Participacoes S/A(Æ) 28,201
44
Canadian Apartment Properties(ö) 2,623
128
Capitaland Investment, Ltd.(Æ) 35,400
90
CapitaLand Mall Trust Class A(Æ)(ö) 124,919
199
Capitec Bank Holdings, Ltd. 841
94
Castellum AB 7,237
193
Catena AB 3,047
186
Cboe Global Markets, Inc. 790
104
CBRE Group, Inc. Class A(Æ) 1,423
148
Chailease Holding Co., Ltd. 72,350
696
Charles Schwab Corp. (The) 16,823
1,380
Charter Hall Group - ADR(ö) 29,487
387
China Construction Bank Corp. Class H 1,022,000
697
China Merchants Bank Co., Ltd. Class H 30,000
253
China Overseas Land & Investment, Ltd. 46,500
102
Chubb, Ltd. 850
166
Citigroup, Inc. 21,424
1,482
CK Asset Holdings, Ltd. 54,500
337
CNA Financial Corp. 2,282
102
Commerce Bancshares, Inc. 781
55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Country Garden Services Holdings Co.,
Ltd.
44,000
341
Credit Saison Co., Ltd. 99,400
1,217
CTBC Financial Holding Co., Ltd. 119,000
100
CTP NV(Þ) 4,839
103
Cullen/Frost Bankers, Inc. 1,237
160
Curo Group Holdings Corp. 40,748
700
CyrusOne, Inc.(ö) 7,774
638
Daibiru Corp. 26,800
372
Dai-ichi Life Holdings, Inc. 91,400
1,904
Digital Realty Trust, Inc.(ö) 3,753
592
Duke Realty Corp.(ö) 9,748
548
Dundee Corp. Class A(Æ) 82,535
99
Emerald Holding, Inc.(Æ) 66,907
271
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
283,119
58
Equinix, Inc.(Æ)(ö) 1,093
915
Equities AB 18,805
996
Essex Property Trust, Inc.(ö) 1,745
593
Etalon Group PLC - GDR 185,343
292
Extra Space Storage, Inc.(ö) 3,528
696
EZCORP, Inc. Class A(Æ) 123,632
922
Fastighets AB Balder Class B(Æ) 1,851
134
Fidelity National Financial, Inc. 506
24
First American Financial Corp. 1,427
104
First Foundation, Inc. 44,139
1,175
FirstRand, Ltd. 34,294
130
Frasers Logistics & Industrial Trust(ö) 87,500
99
Fubon Financial Holding Co., Ltd. 56,100
149
GLP J-REIT(ö) 156
255
Goldman Sachs Group, Inc. (The) 3,735
1,544
Goodman Group(ö) 5,364
89
Grainger PLC 23,389
99
Granite Real Estate Investment Trust(ö) 1,410
114
Grupo Financiero Banorte SAB de CV
Class O
80,900
512
Hachijuni Bank, Ltd. (The) 34,500
114
Hana Financial Group, Inc. 21,204
814
Hang Seng Bank, Ltd. 4,700
90
Hanover Insurance Group, Inc. (The) 734
92
Healthcare Trust of America, Inc. Class
A(ö)
5,855
195
Healthpeak Properties, Inc.(ö) 19,387
688
Highwoods Properties, Inc.(ö) 3,461
155
Hirogin Holdings, Inc. 43,300
239
HomeStreet, Inc. 17,754
837
Hong Kong Exchanges & Clearing, Ltd. 17,100
1,038
Hongkong Land Holdings, Ltd. 153,739
847
Host Hotels & Resorts, Inc.(Æ)(ö) 23,644
398
ICADE(ö) 1,767
139
ICICI Bank, Ltd. - ADR 114,638
2,425
IG Group Holdings PLC 16,517
179
Instone Real Estate Group SE(Þ) 5,603
148
Intact Financial Corp. 402
54
Invincible Investment Corp.(ö) 369
146
Invitation Homes, Inc.(ö) 8,596
355

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 807
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Itau Unibanco Holding SA - ADR 92,050
375
Janus Henderson Group PLC 2,304
107
Japan Retail Fund Investment Corp.(ö) 178
163
Jones Lang LaSalle, Inc.(Æ) 1,136
293
JPMorgan Chase & Co. 1,650
280
Kasikornbank PCL 175,500
748
KB Financial Group, Inc. 6,642
320
Keppel REIT(ö) 143,700
120
Kimco Realty Corp.(ö) 13,478
305
KKR & Co., Inc. Class A 12,554
1,000
Klepierre SA - GDR(ö) 7,892
188
Korean Reinsurance Co. 19,418
161
LEG Immobilien SE 1,652
246
Link Real Estate Investment Trust(ö) 130,800
1,163
London Stock Exchange Group PLC 8,838
859
LondonMetric Property PLC(ö) 56,905
204
LSR Group PJSC 33,861
356
LX Holdings Corp.(Æ) 1,012
8
M&T Bank Corp. 812
119
Manulife Financial Corp. 3,974
77
MasterCard, Inc. Class A 2,260
758
MGIC Investment Corp. 6,384
103
Mirvac Group(ö) 111,894
236
Mitsubishi Estate Co., Ltd. 156,700
2,381
Mitsubishi UFJ Financial Group, Inc. 202,400
1,108
Mitsubishi UFJ Lease & Finance Co.,
Ltd.
49,200
247
Mitsui Fudosan Co., Ltd. 20,000
457
Mitsui Fudosan Logistics Park, Inc.(ö) 24
128
Morningstar, Inc. 358
113
Moscow Exchange MICEX-RTS PJSC 38,229
94
MS&AD Insurance Group Holdings, Inc. 24,800
796
Neinor Homes SA(Æ)(Þ) 7,187
93
Nippon Building Fund, Inc.(ö) 33
214
Nishi-Nippon Financial Holdings, Inc. 26,000
151
NMI Holdings, Inc. Class A(Æ) 94,808
2,302
NN Group NV 1,884
101
Nomura Holdings, Inc. 108,300
518
North Pacific Bank, Ltd. 104,100
214
Northern Trust Corp. 868
107
OTP Bank PLC(Æ) 7,153
429
Park Hotels & Resorts, Inc.(Æ)(ö) 5,185
96
Parkway Life Real Estate Investment
Trust(Æ)(ö)
47,200
163
Partners Group Holding AG 824
1,440
PayPal Holdings, Inc.(Æ) 2,680
623
Ping An Bank Co., Ltd. Class A 106,200
322
Ping An Insurance Group Co. of China,
Ltd. Class H
52,500
378
Popular, Inc. 21,491
1,750
Principal Financial Group, Inc. 1,469
99
Progressive Corp. (The) 992
94
Prologis, Inc.(ö) 7,675
1,113
Prosperity Bancshares, Inc. 1,745
131
Prosus NV(Æ) 7,138
632
Prudential PLC 30,377
622
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Public Bank BHD 115,300
116
Public Storage(ö) 4,647
1,544
Raymond James Financial, Inc. 1,034
102
Realogy Holdings Corp.(Æ) 13,925
241
Rexford Industrial Realty, Inc.(ö) 2,125
143
RMR Group, Inc. (The) Class A 17,431
606
Safestore Holdings PLC(ö) 13,536
223
Sampo OYJ Class A 1,933
103
Sanlam, Ltd. 23,224
96
Savills PLC 13,774
268
SBA Communications Corp.(ö) 1,795
620
Sberbank of Russia PJSC - ADR 218,605
1,822
Sculptor Capital Management, Inc. 16,158
428
Segro PLC(ö) 30,854
547
Shimao Group Holdings, Ltd. 181,000
284
Shimao Services Holdings, Ltd.(Þ) 158,000
300
Simon Property Group, LP(ö) 6,472
949
Sino Land Co., Ltd. 62,000
82
Sirius Real Estate, Ltd. 54,198
100
SoFi Technologies, Inc.(Æ)(Ñ) 25,280
508
SP Plus Corp.(Æ) 21,882
706
Sprott, Inc.(Ñ) 10,602
431
Standard Bank Group, Ltd. 12,137
108
Sumitomo Mitsui Banking Corp. 69,100
2,240
Sumitomo Mitsui Trust Holdings, Inc. 51,700
1,691
Sumitomo Realty & Development Co.,
Ltd.
8,900
322
Sun Communities, Inc.(ö) 2,299
451
Sun Hung Kai Properties, Ltd. 34,000
453
Sun Life Financial, Inc. 994
57
T. Rowe Price Group, Inc. 822
178
Tokyu Fudosan Holdings Corp. 17,300
100
Travelers Cos., Inc. (The) 593
95
Truist Financial Corp. 15,143
961
Turkiye Halk Bankasi AS(Æ) 484,107
223
UDR, Inc.(ö) 14,060
781
Unibail-Rodamco-Westfield(Æ)(ö) 1,117
80
United Urban Investment Corp.(ö) 85
106
Ventas, Inc.(ö) 10,217
545
VEREIT, Inc.(ö) 11,975
602
VGP NV 394
102
VICI Properties, Inc.(ö) 6,458
190
Visa, Inc. Class A 4,008
849
Vonovia SE 10,584
642
Voya Financial, Inc. 21,371
1,491
VTB Bank PJSC 294,650,000
220
Welltower, Inc.(ö) 6,184
497
Western Alliance Bancorp 3,280
381
Weyerhaeuser Co.(ö) 3,195
114
Wharf Real Estate Investment Co., Ltd. 31,000
175
Wihlborgs Fastigheter AB 4,371
103
Woori Financial Group, Inc. 91,041
1,029
Workspace Group PLC(ö) 13,320
150
XP, Inc. Class A(Æ) 2,125
70
Yellow Cake PLC(Æ)(Þ) 81,402
392

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
808 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurich Insurance Group AG 58
26
99,463
Health Care - 3.3%
3SBio, Inc. Class A(Æ)(Þ) 180,000
165
Abbott Laboratories 1,964
253
AbbVie, Inc. 12,261
1,406
AddLife AB Class B 16,024
657
Agilent Technologies, Inc. 1,571
247
Amgen, Inc. 955
198
Anthem, Inc. 251
109
AstraZeneca PLC 1,236
154
BICO Group AB(Æ) 7,658
384
Boston Scientific Corp.(Æ) 2,198
95
Bristol-Myers Squibb Co. 1,646
96
Cellavision AB 11,797
538
Cerner Corp. 1,356
101
Chemed Corp. 95
46
ChemoMetec A/S 3,660
555
Cigna Corp. 222
47
Coloplast A/S Class B 778
127
DexCom, Inc.(Æ) 1,345
838
Edwards Lifesciences Corp.(Æ) 960
115
Encompass Health Corp.(Æ) 1,342
85
EssilorLuxottica SA 707
146
Evotec SE(Æ) 20,277
981
Exact Sciences Corp.(Æ) 6,769
645
Glenmark Life Sciences, Ltd.(Æ) 11,314
96
Globus Medical, Inc. Class A(Æ) 1,215
94
H.U. Group Holdings, Inc. 17,400
430
Henry Schein, Inc.(Æ) 1,242
95
Humana, Inc. 206
95
Illumina, Inc.(Æ) 1,915
795
Intuitive Surgical, Inc.(Æ) 2,811
1,015
IQVIA, Inc.(Æ) 2,880
753
Japan Lifeline Co., Ltd. 52,900
570
Johnson & Johnson 2,825
460
JW (Cayman) Therapeutics Co., Ltd(Æ)
(Þ)
48,500
90
KYORIN Holdings, Inc. 38,500
591
Lantheus Holdings, Inc.(Æ) 23,853
558
Lifco AB(Æ) 17,387
507
Lonza Group AG 1,153
946
Masimo Corp.(Æ) 169
48
Medtronic PLC 170
20
Merck & Co., Inc. 30,448
2,681
Novartis AG 3,405
282
Novo Nordisk A/S Class B 14,543
1,599
Pfizer, Inc. 4,908
215
Pharmaron Beijing Co., Ltd. Class H(Þ) 17,600
384
PolyPeptide Group AG(Æ)(Þ) 4,176
534
Regeneron Pharmaceuticals, Inc.(Æ) 170
109
ResMed, Inc. 401
105
Roche Holding AG 858
345
Sawai Group Holdings Co., Ltd. 14,800
653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd. Class A
17,849
1,044
Siemens Healthineers AG(Þ) 12,489
830
Straumann Holding AG 275
572
Stryker Corp. 730
194
Suzuken Co., Ltd. 25,500
708
Takeda Pharmaceutical Co., Ltd. 49,900
1,401
Thermo Fisher Scientific, Inc. 270
171
Toho Holdings Co., Ltd. 25,900
418
UCB SA 1,074
128
UnitedHealth Group, Inc. 2,626
1,209
Universal Health Services, Inc. Class B 622
77
Viatris, Inc. 56,338
752
West Pharmaceutical Services, Inc. 233
100
WuXi AppTec Co., Ltd. Class H(Þ) 28,700
617
Wuxi Biologics (Cayman), Inc.(Æ)(Þ) 55,000
840
Zoetis, Inc. Class A 5,662
1,224
32,343
Materials and Processing - 6.8%
AddTech AB Class B 32,647
729
Aluminum Corp. of China, Ltd. Class
H(Æ)
676,000
404
AngloGold Ashanti, Ltd. - ADR(Ñ) 35,313
653
Anhui Conch Cement Co., Ltd. Class H 212,500
1,055
Artemis Gold, Inc.(Æ) 70,556
346
Baoshan Iron & Steel Co., Ltd. Class A 591,763
661
Bear Creek Mining Corp.(Æ) 109,903
155
Berry Plastics Group, Inc.(Æ) 17,265
1,132
Cameco Corp. Class A 52,220
1,269
Carel Industries SpA(Þ) 15,208
440
CCR SA 254,400
515
Cemex SAB de CV - ADR(Æ) 67,331
433
Centerra Gold, Inc. 138,742
1,040
China Youran Dairy Group, Ltd.(Æ)(Þ) 189,000
110
Copart, Inc.(Æ) 828
129
Cornerstone Building Brands, Inc.(Æ) 72,749
1,041
Denka Co., Ltd. 54,700
1,795
DowDuPont, Inc. 29,168
2,030
Eregli Demir ve Celik Fabrikalari TAS 115,380
237
Fastenal Co. 1,925
110
Ferguson PLC 878
132
Freeport-McMoRan, Inc. 14,202
536
Fresnillo PLC 50,929
602
Gabriel Resources, Ltd.(Æ) 1,483,278
282
Geberit AG 135
106
General Electric Co. 8,258
866
Getlink SE 86,331
1,325
Gold Fields, Ltd. - ADR 34,752
325
Graphic Packaging Holding Co. 10,308
205
Harmony Gold Mining Co., Ltd.
- ADR(Ñ)
23,804
86
Hokuetsu Corp. 69,300
457
Huntsman Corp. 126,433
4,118
IAMGOLD Corp.(Æ) 40,192
111
IMI PLC 5,896
132

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 809
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Impala Platinum Holdings, Ltd. 22,488
292
International Paper Co. 25,613
1,272
International Tower Hill Mines, Ltd.(Æ) 104,920
81
ISS A/S(Æ) 59,083
1,179
Ivanhoe Mines, Ltd. Class A(Æ) 71,956
565
JELD-WEN Holding, Inc.(Æ) 19,165
525
JFE Holdings, Inc. 69,300
1,064
Koninklijke DSM NV 5,314
1,162
Kuraray Co., Ltd. 73,100
662
Lanxess AG 8,751
590
LG Chem, Ltd. 2,025
1,451
MHP SE - GDR 69,777
531
MMG, Ltd.(Æ) 496,000
229
Mosaic Co. (The) 47,144
1,960
New Gold, Inc.(Æ)(Ñ) 123,949
172
Newcrest Mining, Ltd. 69,483
1,296
NexGen Energy, Ltd.(Æ) 102,743
568
Nine Dragons Paper Holdings, Ltd. 291,000
367
Nippon Steel Corp. 135,700
2,364
Northern Dynasty Minerals, Ltd.(Æ)(Ñ) 418,276
181
NovaGold Resources, Inc.(Æ) 39,070
286
NSK, Ltd. 115,800
780
Owens Corning 14,040
1,311
Pan American Silver Corp. 18,223
466
Petronas Chemicals Group BHD 473,500
996
Polymetal International PLC 18,871
350
Polyus PJSC - GDR 6,395
634
Richelieu Hardware, Ltd. 3,323
117
Royal Gold, Inc. 2,493
247
Seabridge Gold, Inc.(Æ)(Ñ) 50,412
931
Semen Indonesia Persero Tbk PT 449,746
290
Sika AG 1,228
417
Simcorp SA - ADR 3,446
417
Toray Industries, Inc. 153,100
955
Trane Technologies PLC 546
99
Tronox Holdings PLC Class A 110,057
2,567
Turquoise Hill Resources, Ltd.(Æ) 117,640
1,490
UltraTech Cement, Ltd. 8,184
835
Univar Solutions, Inc. - ADR(Æ) 236,233
6,042
Vale SA Class B - ADR 62,696
798
Valmont Industries, Inc. 496
119
Valvoline, Inc. 42,580
1,446
Venator Materials PLC(Æ) 193,959
584
Watsco, Inc. 384
111
Westrock Co. 82,033
3,945
Wheaton Precious Metals Corp.(Ñ) 7,536
305
Zijin Mining Group Co., Ltd. Class H 248,000
348
66,964
Producer Durables - 6.6%
3M Co. 911
163
Aecon Group, Inc. 9,101
136
Aena SME SA(Æ)(Þ) 22,721
3,715
Aeroports de Paris(Æ)(Ñ) 11,478
1,527
Air Transport Services Group, Inc.(Æ) 25,584
637
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Altus Group, Ltd. 3,653
192
Ametek, Inc. 626
83
AO Smith Corp. 1,431
105
Atlantia SpA(Æ) 140,608
2,713
Atlas Copco AB(Æ) 3,013
193
Auckland International Airport, Ltd.(Æ) 178,653
1,022
Aurizon Holdings, Ltd. 399,700
1,012
Automatic Data Processing, Inc. 1,158
260
Azul SA - ADR(Æ) 14,489
192
Canadian National Railway Co. 4,758
632
Cathay Pacific Airways, Ltd.(Æ) 385,000
355
CH Robinson Worldwide, Inc. 1,078
105
Charoen Pokphand Foods PCL 615,600
469
Cintas Corp. 253
110
CK Hutchison Holdings, Ltd. Class B 76,500
515
CSX Corp. 12,138
439
Cummins, Inc. 757
182
Deutsche Post AG 3,864
239
DL E&C Co., Ltd.(Æ) 776
90
Donaldson Co., Inc. 1,575
95
Dover Corp. 805
136
DSV Panalpina A/S 3,707
862
East Japan Railway Co. 28,800
1,794
Eaton Corp. PLC 44
7
Emerson Electric Co. 1,634
159
Epiroc AB Class A 48,864
1,214
Equinox Gold Corp.(Æ)(Ñ) 43,493
323
Expeditors International of Washington,
Inc.
456
56
Faurecia SE 59,316
3,098
Finning International, Inc. 3,859
114
Flughafen Zurich AG(Æ) 9,841
1,776
Fukuda Corp. 2,600
106
Grupo Aeroportuario del Sureste SAB de
CV Class B
103,405
2,085
Guangshen Railway Co., Ltd. Class H(Æ) 1,214,000
214
Hankook Technology Group Co., Ltd. 16,862
242
Heidrick & Struggles International, Inc. 15,610
732
Hexagon AB(Æ) 7,001
113
Hubbell, Inc. Class B 626
125
IDEX Corp. 59
13
Japan Steel Works, Ltd. (The) 7,100
209
JD Logistics, Inc.(Æ)(Þ) 150,700
598
JGC Holdings Corp. 126,200
1,184
Jiangsu Expressway Co., Ltd. Class H 880,000
832
Kajima Corp. 86,600
1,066
Kamigumi Co., Ltd. 11,000
221
KBR, Inc. 23,882
1,014
Keysight Technologies, Inc.(Æ) 682
123
Komatsu, Ltd. 19,200
502
Kone OYJ Class B 586
40
Landstar System, Inc. 604
106
Larsen & Toubro, Ltd. 34,724
821
Lincoln Electric Holdings, Inc. 715
102
Lockheed Martin Corp. 1,237
411

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
810 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Luks Group Vietnam Holdings Co., Ltd. 468,000
80
Meitec Corp. 6,900
411
Mitsubishi Corp. 65,600
2,069
Mitsui & Co., Ltd. 21,200
484
MSC Industrial Direct Co., Inc. Class A 1,143
96
Nestle SA 1,943
257
NGK Spark Plug Co., Ltd. 166,453
2,654
Norfolk Southern Corp. 1,780
522
Obayashi Corp. 52,000
438
Old Dominion Freight Line, Inc. 408
139
Organo Corp. 4,600
292
Orient Overseas International, Ltd. 36,000
664
OSG Corp. 22,700
379
Park24 Co., Ltd.(Æ) 22,600
346
Paychex, Inc. 1,535
189
Persol Holdings Co., Ltd. 28,100
755
Promotora y Operadora de
Infraestructura SAB de CV
63,133
464
Pyeong Hwa Automotive Co., Ltd. 8,879
84
Randstad NV 1,284
92
Republic Services, Inc. Class A 5,533
745
Rheinmetall AG 28,732
2,786
Rotork PLC 20,418
99
S4 Capital PLC(Æ) 72,176
718
Sandvik AB 3,649
93
Seiko Epson Corp. 65,100
1,160
Shanghai International Airport Co., Ltd.
Class A(Æ)
48,600
401
SKF AB Class B 3,689
85
Square, Inc. Class A(Æ) 2,727
694
Standard Foods Corp. 43,000
80
Stanley Electric Co., Ltd. 8,100
204
Stantec, Inc. 2,354
130
Stolt-Nielsen, Ltd. Class A 17,683
272
Sumitomo Heavy Industries, Ltd. 19,900
513
Suofeiya Home Collection Co., Ltd.
Class A
66,400
176
Transurban Group - ADR(Æ) 428,585
4,349
Trelleborg AB Class B 44,539
1,020
Tsakos Energy Navigation, Ltd.(Ñ) 18,442
171
Vectrus, Inc.(Æ) 24,569
1,190
Vinci SA 13,810
1,478
WEG SA 13,500
89
West Japan Railway Co. 9,400
443
Wuxi Lead Intelligent Equipment Co.,
Ltd. Class A
66,289
846
Zhejiang Expressway Co., Ltd. Class H 120,000
107
ZTO Express, Inc. - ADR 3,735
110
63,953
Technology - 7.5%
Accenture PLC Class A 927
333
Activision Blizzard, Inc. 2,063
161
Adobe, Inc.(Æ) 1,634
1,063
Alphabet, Inc. Class A(Æ) 612
1,812
Alphabet, Inc. Class C(Æ) 463
1,373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alps Alpine Co., Ltd. 45,500
445
Amdocs, Ltd. 2,523
196
Amphenol Corp. Class A 1,088
84
Analog Devices, Inc. 1,257
218
Apple, Inc. 19,211
2,878
ASE Technology Holding Co., Ltd. 136,000
491
ASML Holding NV 1,804
1,470
Assa Abloy AB Class B 5,623
165
Asustek Computer, Inc. 8,000
102
Atos SE 190,576
9,921
Autodesk, Inc.(Æ) 2,253
716
AutoStore Holdings, Ltd.(Æ) 98,517
388
Avnet, Inc. 61,299
2,336
Axcelis Technologies, Inc.(Æ) 28,238
1,551
BE Semiconductor Industries NV 12,158
1,115
Bechtle AG 9,614
720
Bilibili, Inc. Class Z(Æ) 6,720
495
CACI International, Inc. Class A(Æ) 363
104
Cadence Design Systems, Inc.(Æ) 772
134
CDW Corp. 630
118
Ciena Corp.(Æ) 1,860
101
Cisco Systems, Inc. 32,851
1,839
Cognizant Technology Solutions Corp.
Class A
1,922
150
CommScope Holding Co., Inc.(Æ) 43,494
466
Computacenter PLC 2,793
103
Cosel Co., Ltd. 12,200
99
Delta Electronics, Inc. 14,000
124
Dolby Laboratories, Inc. Class A 1,170
103
Eizo Corp. 8,700
333
Electrocomponents PLC 6,692
103
EPAM Systems, Inc.(Æ) 286
193
F5 Networks, Inc.(Æ) 267
56
FANUC Corp. 2,900
570
Fortnox AB 261
18
Genpact, Ltd. 1,545
76
Hon Hai Precision Industry Co., Ltd. 456,000
1,765
Infineon Technologies AG - ADR 27,693
1,294
Infosys, Ltd. - ADR 73,541
1,638
Infrastrutture Wireless Italiane SpA(Þ) 72,479
801
Inspired Entertainment, Inc.(Æ) 40,697
560
Intel Corp. 3,534
173
Intuit, Inc. 314
197
Jack Henry & Associates, Inc. 344
57
Krafton, Inc.(Æ) 457
184
LG Corp. Class H 2,086
163
Maxar Technologies, Inc. 19,157
509
MediaTek, Inc. 11,000
364
Meta Platforms, Inc. Class A(Æ) 5,098
1,650
Micron Technology, Inc. 13,948
964
Microsoft Corp. 11,098
3,679
NAVER Corp. 559
196
NCR Corp.(Æ) 11,135
440
NeoPhotonics Corp.(Æ) 91,024
921
Netcompany Group A/S(Þ) 8,003
915

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 811
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NetEase, Inc. 59,300
1,160
Pinterest, Inc. Class A(Æ) 19,020
849
Qorvo, Inc.(Æ) 556
94
Quantum Corp.(Æ) 89,582
512
Rambus, Inc.(Æ) 18,724
436
Rightmove PLC 10,264
97
Salesforce.com, Inc.(Æ) 349
105
Samsung Electro-Mechanics Co., Ltd. 672
92
Samsung Electronics Co., Ltd. 35,006
2,100
SAP SE - ADR 1,741
252
ServiceNow, Inc.(Æ) 1,121
782
Shopify, Inc. Class A(Æ) 704
1,033
SK Hynix, Inc. 23,197
2,053
Snap, Inc. Class A(Æ) 14,403
757
Snowflake, Inc. Class A(Æ) 2,393
847
Softcat PLC 41,114
1,094
Spirent Communications PLC 25,096
99
Synopsys, Inc.(Æ) 358
119
Taiwan Semiconductor Manufacturing
Co., Ltd.
301,000
6,369
TeamViewer AG(Æ)(Þ) 13,141
196
Telkom Indonesia Persero Tbk PT 453,900
122
Texas Instruments, Inc. 1,359
255
Trip.com Group, Ltd.(Æ) 22,050
636
Twilio, Inc. Class A(Æ) 2,442
712
Twitter, Inc.(Æ) 13,486
722
Tyler Technologies, Inc.(Æ) 200
109
Uber Technologies, Inc.(Æ) 11,562
507
Vodafone Group PLC - ADR 64,142
959
Wiwynn Corp. 12,000
385
Worldline SA(Æ)(Þ) 10,739
627
73,273
Utilities - 5.4%
Alliant Energy Corp. 12,171
689
America Movil SAB de CV 182,400
163
AT&T, Inc. 52,142
1,317
Atmos Energy Corp. 7,474
689
Avangrid, Inc. 1,960
103
Avista Corp. 5,841
233
Bharti Airtel, Ltd.(Æ) 152,438
1,398
CenterPoint Energy, Inc. 62,388
1,625
Centrais Eletricas Brasileiras SA 75,481
452
Cheniere Energy, Inc. 23,548
2,435
China Communications Services Corp.,
Ltd. Class H
1,758,886
972
China Gas Holdings, Ltd. 411,400
1,027
China Resources Gas Group, Ltd. 148,000
797
Chunghwa Telecom Co., Ltd. 30,000
119
CLP Holdings, Ltd. 57,500
562
Dominion Energy, Inc. 41,475
3,149
Duke Energy Corp. 12,187
1,243
Electricite de France SA 60,351
891
Elisa OYJ 1,587
96
Emera, Inc.(Ñ) 13,723
638
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enbridge, Inc. 29,733
1,245
Entergy Corp. 4,493
463
Evergy, Inc. 7,686
490
Eversource Energy 12,305
1,045
Exelon Corp. 3,865
206
Federal Grid Co. Unified Energy System
PJSC
381,588,279
998
FirstEnergy Corp. 23,118
891
Guangdong Investment, Ltd. 486,000
613
Hera SpA 99,341
407
Iberdrola SA 222,625
2,634
Inpex Corp. 43,700
360
International Business Machines Corp. 16,110
2,015
KDDI Corp. 36,700
1,138
Korea Electric Power Corp. 18,254
354
Korea Electric Power Corp. - ADR 18,155
174
KT Corp. 11,056
289
KT Corp. - ADR 82,214
1,053
LG Uplus Corp. 23,737
292
MEG Energy Corp. Class A(Æ) 64,389
577
National Fuel Gas Co. 1,793
103
NextEra Energy, Inc. 50,956
4,347
Nippon Telegraph & Telephone Corp. 87,300
2,445
Osaka Gas Co., Ltd. 41,200
665
Pembina Pipeline Corp. 68,702
2,275
Pinnacle West Capital Corp. 5,874
379
Power Assets Holdings, Ltd. 16,000
98
RingCentral, Inc. Class A(Æ) 2,874
701
Rubis SCA 26,753
857
RusHydro PJSC 104,654,642
1,200
Scottish & Southern Energy PLC 60,890
1,371
Severn Trent PLC Class H 18,328
687
Snam Rete Gas SpA 18,960
107
TC Energy Corp.(Æ) 25,235
1,365
Telecom Plus PLC 4,680
80
TELUS Corp. 1,750
40
T-Mobile USA, Inc.(Æ) 1,517
175
Tokyo Gas Co., Ltd. 114,800
1,995
Verizon Communications, Inc. 5,336
283
53,015
Total Common Stocks
(cost $412,671) 488,737
Preferred Stocks - 0.6%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
4.100% (Ÿ) 6,005
504
Consumer Staples - 0.0%
Henkel AG & Co. KGaA
2.379% (Ÿ) 1,031
93
Financial Services - 0.5%
AMG Capital Trust II
5.150% due 10/15/37 18,359
1,033

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
812 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Corp.
7.250% 1,603
2,295
New York Community Capital Trust V
6.000% due 11/01/51 16,200
852
Wells Fargo & Co.
7.500% 640
973
5,153
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.271% (Ÿ) 1,059
83
Technology - 0.0%
Samsung Electronics Co., Ltd.
4.577% (Ÿ) 1,729
95
Utilities - 0.0%
Raizen Energia SA
0.266% (Ÿ) 272,000
327
Total Preferred Stocks
(cost $5,809) 6,255
Options Purchased - 11.8%
(Number of Contracts)
Fannie Mae Bonds
JPMorgan Chase Dec 2021 102.44
Call (1) USD 30,000 (ÿ) 127
JPMorgan Chase Dec 2021 104.19
Call (1) USD 10,000 (ÿ) 25
JPMorgan Chase Dec 2021 105.66
Call (1) USD 25,000 (ÿ) 31
FTSE 100 Index Futures
Morgan Stanley Dec 2021 6,725.00
Call (843) GBP 56,692 (ÿ) 6,132
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 6,683, 11/23/54)
Bank of America Sep 2024 0.00
Call (1)
6,683 (ÿ)
764
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 10,587, 11/03/54)
Bank of America Oct 2024 0.00
Call (1)
10,587 (ÿ)
928
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 9,926, 11/04/54)
Bank of America Oct 2024 0.00
Call (1)
9,926 (ÿ)
1,016
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 4,269, 01/23/55)
Bank of America Jan 2025 0.00
Call (1)
4,269 (ÿ)
604
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,152, 06/18/55)
Bank of America Jun 2025 0.00
Call (1)
3,152 (ÿ)
180
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 14,580, 06/06/55)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Jun 2025 0.00
Call (1)
14,580 (ÿ)
1,042
(Bank of America, USD 2.090%/USD 3
Month LIBOR, USD 6,899, 06/12/55)
Bank of America Jun 2025 0.00
Call (1)
6,899 (ÿ)
1,110
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 10,852, 11/26/49)
Bank of America Sep 2029 0.00
Call (1)
10,852 (ÿ)
935
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 10,720, 11/27/49)
Bank of America Sep 2029 0.00
Call (1)
10,720 (ÿ)
1,134
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 7,146, 11/21/49)
Bank of America Sep 2029 0.00
Call (1)
7,146 (ÿ)
790
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 13,234, 11/21/39)
Bank of America Sep 2029 0.00
Call (1)
13,234 (ÿ)
811
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 19,851, 11/27/39)
Bank of America Sep 2029 0.00
Call (1)
19,851 (ÿ)
1,341
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,508, 06/19/60)
Bank of America Jun 2030 0.00
Call (1)
2,508 (ÿ)
294
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 3,905, 06/12/60)
Bank of America Jun 2030 0.00
Call (1)
3,905 (ÿ)
454
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,291, 06/19/40)
Bank of America Jun 2030 0.00
Call (1)
6,291 (ÿ)
294
(Bank of America, USD 1.275%/USD 3
Month LIBOR, USD 23,152, 09/19/50)
Bank of America Sep 2030 0.00
Call (1)
23,152 (ÿ)
2,027
(Bank of America, USD 1.345%/USD 3
Month LIBOR, USD 44,009, 09/19/40)
Bank of America Sep 2030 0.00
Call (1)
44,009 (ÿ)
2,209
(Bank of America, USD 2.150%/USD 3
Month LIBOR, USD 6,899, 06/12/51)
Bank of America Jun 2031 0.00
Call (1)
6,899 (ÿ)
1,058
(Bank of America, USD 2.280%/USD 3
Month LIBOR, USD 12,403, 06/12/41)
Bank of America Jun 2031 0.00
Call (1)
12,403 (ÿ)
1,102
(Bank of America, USD 1.943%/USD 3
Month LIBOR, USD 19,808, 09/17/41)
Bank of America Sep 2031 0.00
Call (1)
19,808 (ÿ)
1,468
(Bank of America, USD 2.013%/USD 3
Month LIBOR, USD 64,532, 09/10/41)
Bank of America Sep 2031 0.00
Call (1)
64,531 (ÿ)
4,970
(Citigroup, USD 1.624%/USD 3 Month
LIBOR, USD 15,968, 09/31/31)
Citigroup Dec 2021 0.00 Call (1) 15,968 (ÿ)
205
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 12/04/49)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 813
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Citigroup Oct 2029 0.00 Call (1) 10,587 (ÿ)
1,097
(Citigroup, USD 1.625%/USD 3 Month
LIBOR, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Call (1) 3,956 (ÿ)
628
(Citigroup, USD 2.215%/USD 3 Month
LIBOR, USD 11,044, 03/20/51)
Citigroup Mar 2041 0.00 Call (1) 11,044 (ÿ)
1,217
(Goldman Sachs, USD 1.583%/USD 3
Month LIBOR, USD 2,533, 10/10/31)
Goldman Sachs Nov 2021 0.00
Call (1)
2,533 (ÿ)
13
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 3,441, 12/24/54)
Goldman Sachs Sep 2024 0.00
Call (1)
3,441 (ÿ)
295
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 9,926, 12/26/54)
Goldman Sachs Sep 2024 0.00
Call (1)
9,926 (ÿ)
1,030
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 13,234, 12/01/54)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
1,429
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 13,234, 12/27/54)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
1,449
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 9,926, 12/07/54)
Goldman Sachs Oct 2024 0.00
Call (1)
9,926 (ÿ)
975
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 6,617, 12/11/54)
Goldman Sachs Oct 2024 0.00
Call (1)
6,617 (ÿ)
687
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,627, 06/18/55)
Goldman Sachs Jun 2025 0.00
Call (1)
2,627 (ÿ)
150
(Goldman Sachs, USD 1.178%/USD 3
Month LIBOR, USD 21,553, 09/19/55)
Goldman Sachs Sep 2025 0.00
Call (1)
21,552 (ÿ)
1,506
(Goldman Sachs, USD 2.460%/USD 3
Month LIBOR, USD 9,393, 03/23/56)
Goldman Sachs Mar 2026 0.00
Call (1)
9,393 (ÿ)
2,117
(Goldman Sachs, USD 2.475%/USD 3
Month LIBOR, USD 6,081, 03/20/56)
Goldman Sachs Mar 2026 0.00
Call (1)
6,081 (ÿ)
1,385
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,322, 12/27/39)
Goldman Sachs Sep 2029 0.00
Call (1)
19,322 (ÿ)
1,104
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 12/02/39)
Goldman Sachs Sep 2029 0.00
Call (1)
19,851 (ÿ)
1,185
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 12/24/39)
Goldman Sachs Sep 2029 0.00
Call (1)
13,234 (ÿ)
820
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 16,543, 12/15/39)
Goldman Sachs Oct 2029 0.00
Call (1)
16,543 (ÿ)
1,073
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00
Call (1)
7,936 (ÿ)
703
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 10,848, 06/12/40)
Goldman Sachs Jun 2030 0.00
Call (1)
10,848 (ÿ)
531
(Goldman Sachs, USD 1.794%/USD 3
Month LIBOR, USD 4,425, 02/05/61)
Goldman Sachs Feb 2031 0.00
Call (1)
4,425 (ÿ)
790
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 12/28/49)
JPMorgan Chase Sep 2029 0.00
Call (1)
10,587 (ÿ)
1,318
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,264, 12/19/49)
JPMorgan Chase Oct 2029 0.00
Call (1)
9,264 (ÿ)
1,096
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 4,513, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Call (1)
4,513 (ÿ)
610
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,365, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
2,365 (ÿ)
112
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,670, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Call (1)
6,670 (ÿ)
326
(JP Morgan, USD 2.426%/USD 3 Month
LIBOR, USD 11,026, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Call (1)
11,026 (ÿ)
1,049
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 6,683, 11/23/54)
Bank of America Sep 2024 0.00
Put (1)
6,683 (ÿ)
717
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 10,587, 11/03/54)
Bank of America Oct 2024 0.00
Put (1)
10,587 (ÿ)
1,463
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 9,926, 11/04/54)
Bank of America Oct 2024 0.00
Put (1)
9,926 (ÿ)
1,194
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 4,269, 01/23/55)
Bank of America Jan 2025 0.00
Put (1)
4,269 (ÿ)
424
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,152, 06/18/55)
Bank of America Jun 2025 0.00
Put (1)
3,152 (ÿ)
743
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 14,580, 06/06/55)
Bank of America Jun 2025 0.00
Put (1)
14,580 (ÿ)
2,896
(Bank of America, USD 3 Month LIBOR/
USD 2.090%, USD 6,899, 06/12/55)
Bank of America Jun 2025 0.00
Put (1)
6,899 (ÿ)
653
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 10,852, 11/26/49)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
814 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Sep 2029 0.00
Put (1)
10,852 (ÿ)
1,455
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 10,720, 11/27/49)
Bank of America Sep 2029 0.00
Put (1)
10,720 (ÿ)
1,197
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 7,146, 11/21/49)
Bank of America Sep 2029 0.00
Put (1)
7,146 (ÿ)
764
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 13,234, 11/21/39)
Bank of America Sep 2029 0.00
Put (1)
13,234 (ÿ)
868
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 19,851, 11/26/39)
Bank of America Sep 2029 0.00
Put (1)
19,851 (ÿ)
1,191
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,508, 06/19/60)
Bank of America Jun 2030 0.00
Put (1)
2,508 (ÿ)
602
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 3,905, 06/12/60)
Bank of America Jun 2030 0.00
Put (1)
3,905 (ÿ)
934
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,291, 06/19/40)
Bank of America Jun 2030 0.00
Put (1)
6,291 (ÿ)
666
(Bank of America, USD 3 Month LIBOR/
USD 1.275%, USD 23,152, 09/19/50)
Bank of America Sep 2030 0.00
Put (1)
23,152 (ÿ)
4,038
(Bank of America, USD 3 Month LIBOR/
USD 1.345%, USD 44,009, 09/19/40)
Bank of America Sep 2030 0.00
Put (1)
44,009 (ÿ)
4,452
(Bank of America, USD 3 Month LIBOR/
USD 2.150%, USD 6,899, 06/12/51)
Bank of America Jun 2031 0.00
Put (1)
6,899 (ÿ)
731
(Bank of America, USD 3 Month LIBOR/
USD 2.280%, USD 12,403, 06/12/41)
Bank of America Jun 2031 0.00
Put (1)
12,403 (ÿ)
783
(Bank of America, USD 3 Month LIBOR/
USD 1.943%, USD 19,808, 09/17/41)
Bank of America Sep 2031 0.00
Put (1)
19,808 (ÿ)
1,491
(Bank of America, USD 3 Month LIBOR/
USD 2.013%, USD 64,532, 09/10/41)
Bank of America Sep 2031 0.00
Put (1)
64,531 (ÿ)
4,682
(Citigroup, USD 3 Month LIBOR/USD
1.624%, USD 15,968, 09/31/31)
Citigroup Dec 2021 0.00 Put (1) 15,968 (ÿ)
168
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 12/04/49)
Citigroup Oct 2029 0.00 Put (1) 10,587 (ÿ)
1,206
(Citigroup, USD 3 Month LIBOR/USD
1.625%, USD 3,956, 01/24/61)
Citigroup Jan 2041 0.00 Put (1) 3,956 (ÿ)
595
(Citigroup, USD 3 Month LIBOR/USD
2.215%, USD 11,044, 03/20/51)
Citigroup Mar 2041 0.00 Put (1) 11,044 (ÿ)
816
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.583%, USD 2,533, 10/10/31)
Goldman Sachs Nov 2021 0.00
Put (1)
2,533 (ÿ)
11
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 3,441, 12/24/54)
Goldman Sachs Sep 2024 0.00
Put (1)
3,441 (ÿ)
481
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 9,926, 12/26/54)
Goldman Sachs Sep 2024 0.00
Put (1)
9,926 (ÿ)
1,172
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 13,234, 12/01/54)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
1,509
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 13,234, 12/27/54)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
1,486
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 9,926, 12/07/54)
Goldman Sachs Oct 2024 0.00
Put (1)
9,926 (ÿ)
1,241
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 6,617, 12/11/54)
Goldman Sachs Oct 2024 0.00
Put (1)
6,617 (ÿ)
789
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,627, 06/18/55)
Goldman Sachs Jun 2025 0.00
Put (1)
2,627 (ÿ)
619
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.178%, USD 21,553, 09/19/55)
Goldman Sachs Sep 2025 0.00
Put (1)
21,553 (ÿ)
4,589
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.460%, USD 9,393, 03/23/56)
Goldman Sachs Mar 2026 0.00
Put (1)
9,393 (ÿ)
705
(Goldman Sachs, USD 3 Month LIBOR/
USD 2.475%, USD 6,081, 03/20/56)
Goldman Sachs Mar 2026 0.00
Put (1)
6,081 (ÿ)
451
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,322, 12/27/39)
Goldman Sachs Sep 2029 0.00
Put (1)
19,322 (ÿ)
1,349
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 12/02/39)
Goldman Sachs Sep 2029 0.00
Put (1)
19,851 (ÿ)
1,335
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 12/24/39)
Goldman Sachs Sep 2029 0.00
Put (1)
13,234 (ÿ)
860
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 16,543, 12/15/39)
Goldman Sachs Oct 2029 0.00
Put (1)
16,543 (ÿ)
1,033
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 7,936, 06/06/50)
Goldman Sachs Jun 2030 0.00
Put (1)
7,936 (ÿ)
1,341
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 10,848, 06/12/40)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 815
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Jun 2030 0.00
Put (1)
10,848 (ÿ)
1,103
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.794%, USD 4,425, 02/05/61)
Goldman Sachs Feb 2031 0.00
Put (1)
4,425 (ÿ)
716
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 12/28/49)
JPMorgan Chase Sep 2029 0.00
Put (1)
10,587 (ÿ)
1,008
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 9,264, 12/19/49)
JPMorgan Chase Oct 2029 0.00
Put (1)
9,264 (ÿ)
931
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 4,513, 01/24/50)
JPMorgan Chase Jan 2030 0.00
Put (1)
4,513 (ÿ)
494
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,365, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
2,365 (ÿ)
248
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,670, 06/19/40)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,670 (ÿ)
681
(JP Morgan, USD 3 Month LIBOR/USD
2.426%, USD 11,026, 03/06/41)
JPMorgan Chase Mar 2031 0.00
Put (1)
11,026 (ÿ)
636
Total Options Purchased
(cost $112,011) 115,263
Warrants and Rights - 0.0%
NewStar Financial, Inc.(Æ)
2021  Warrants 19,324 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 17.0%
ams AG
0.875% due 09/28/22 2,400 2,352
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 893 895
BlackRock TCP Capital Corp.
4.625% due 03/01/22 1,479 1,494
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22 1,346 1,370
Ctrip.com International, Ltd.
1.250% due 09/15/22 809 769
Exantas Capital Corp.
4.500% due 08/15/22 925 911
Fortive Corp.
0.875% due 02/15/22 (Þ) 2,844 2,846
Golar LNG, Ltd.
2.750% due 02/15/22 662 662
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 2,201 2,223
Helix Energy Solutions Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.250% due 05/01/22 1,585 1,551
Horizon Global Corp.
2.750% due 07/01/22 317 306
Indonesia Treasury Bond
Series FR61
7.000% due 05/15/22 INR 10,787,000 776
Ionis Pharmaceuticals, Inc.
1.000% due 11/15/21 2,310 2,312
Mexican Bonos
Series M
7.250% due 12/09/21 MXN 45,546 2,215
New York Mortgage Trust, Inc.
6.250% due 01/15/22 1,649 1,649
Pretium Resources, Inc.
2.250% due 03/15/22 1,302 1,320
Scorpio Tankers, Inc.
3.000% due 05/15/22 397 394
Thailand Government Bond
3.650% due 12/17/21 THB 113,670 3,439
Two Harbors Investment Corp.
6.250% due 01/15/22 256 257
U.S. Cash Management Fund(@) 118,934,432
(∞)
118,910
United States Treasury Bills
0.077% due 12/16/21 (ç )(ž) 320 320
0.068% due 01/06/22 (ž) 200 200
0.058% due 01/27/22 (ž) 295 295
0.056% due 02/03/22 (ž) 2,242 2,242
0.055% due 02/10/22 (ž) 865 865
0.060% due 03/03/22 (ž) 836 836
0.060% due 03/10/22 (ž) 3,160 3,159
0.060% due 03/17/22 (ž) 1,515 1,515
0.060% due 03/24/22 (ž) 3,237 3,236
0.058% due 04/07/22 (ž) 2,051 2,050
0.063% due 04/21/22 (ž) 3,186 3,185
0.073% due 05/19/22 (ž) 2,047 2,047
Total Short-Term Investments
(cost $166,712) 166,601
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 4,968,541
(∞)
4,969
Total Other Securities
(cost $4,969) 4,969
Total Investments - 109.2%
(identified cost $987,962) 1,067,956
Other Assets and Liabilities,
Net - (9.2)%
(90,203)
Net Assets - 100.0%
977,753

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
816 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
3.8%
21Vianet Group, Inc. 09/07/21 1,418,000 85.64 1,215
1,150
3SBio, Inc. 06/11/21 HKD 180,000 1.35 243
165
Aena SME SA 03/10/17 EUR 22,721 149.22 3,391
3,715
Alcoa Corp. 04/23/21 200,000 102.22 204
208
Alteryx, Inc. 03/24/21 2,064,000 94.57 1,952
1,948
Calpine Corp. 02/10/21 393,000 97.62 384
377
Carel Industries SpA 06/17/20 EUR 15,208 16.89 257
440
CCO Holdings LLC / CCO Holdings Capital Corp. 12/01/20 325,000 103.28 336
324
China Youran Dairy Group, Ltd. 06/25/21 HKD 189,000 0.80 151
110
Clearway Energy Operating LLC 12/04/19 61,000 100.00 61
65
CTP NV 06/11/21 EUR 4,839 19.39 94
103
Dino Polska SA 01/12/21 PLN 10,964 75.63 829
980
Dominican Republic Government International Bond 06/08/21 DOP 400,000 1.75 7
8
Fortive Corp. 11/21/19 2,844,000 99.65 2,834
2,846
Granite Point Mortgage Trust, Inc. 06/04/20 1,883,000 94.58 1,781
1,868
Grifols SA 09/28/21 EUR 100,000 116.87 117
116
Hanesbrands, Inc. 08/08/19 739,000 103.85 767
790
Infrastrutture Wireless Italiane SpA 10/09/20 EUR 72,479 11.11 806
801
Instone Real Estate Group SE 05/21/19 EUR 5,603 24.54 137
148
Ionis Pharmaceuticals, Inc. 05/05/21 1,800,000 92.98 1,674
1,626
IQVIA, Inc. 02/17/21 EUR 248,000 120.42 299
283
Itau Unibanco Holding SA 01/12/21 200,000 99.69 199
192
JD Logistics, Inc. 06/11/21 HKD 150,700 5.63 848
598
JOYY, Inc. 10/21/21 137,000 95.88 131
127
JW (Cayman) Therapeutics Co., Ltd 06/11/21 HKD 48,500 3.46 168
90
Levi Strauss & Co. 02/02/21 145,000 100.00 145
146
Liberty Media Corp. 03/05/21 1,183,000 102.96 1,218
1,220
Lorca Telecom Bondco SA 10/05/21 EUR 100,000 115.97 116
116
MGIC Investment Corp. 09/14/20 1,883,000 129.51 2,438
2,514
Momo, Inc. 10/07/21 1,429,000 86.02 1,229
1,258
Mozart Debt Merger Sub, Inc. 09/30/21 97,000 100.00 97
97
Neinor Homes SA 07/30/21 EUR 7,187 14.87 107
93
Netcompany Group A/S 06/17/20 DKK 8,003 62.67 502
915
Novelis Corp. 01/13/20 281,000 99.13 279
292
NuVasive, Inc. 12/02/20 82,000 92.43 76
77
On the Beach Group PLC 06/18/20 GBP 87,062 3.69 321
356
Pharmaron Beijing Co., Ltd. 06/11/21 HKD 17,600 24.47 431
384
PolyPeptide Group AG 05/07/21 CHF 4,176 90.22 377
534
Post Holdings, Inc. 02/11/20 52,000 100.06 52
52
Post Holdings, Inc. 02/24/21 71,000 100.00 71
70
Scorpio Tankers, Inc. 10/21/21 283,000 103.73 294
288
Seagate HDD Cayman 01/15/21 177,000 98.36 174
170
Sealed Air Corp. 01/26/21 400,000 105.03 420
418
Shimao Services Holdings, Ltd. 06/11/21 HKD 158,000 2.51 397
300
Siemens Healthineers AG 02/05/21 EUR 12,489 59.61 745
830
SPCM SA 09/09/21 200,000 100.00 200
196
Stora Enso OYJ 03/13/17 200,000 114.27 229
268
Tabula Rasa HealthCare, Inc. 12/02/20 794,000 86.36 686
665
Taylor Morrison Communities, Inc. 04/06/21 255,000 111.72 285
285
TeamViewer AG 03/05/21 EUR 13,141 48.05 631
196
Tenet Healthcare Corp. 08/14/19 421,000 100.63 424
432
TerraForm Power Operating LLC 01/28/20 307,000 103.17 317
318
T-Mobile USA, Inc. 08/10/21 7,000 99.90 7
7
Weibo Corp. 03/25/20 1,164,000 97.39 1,134
1,141
Western Digital Corp. 04/14/20 2,002,000 97.01 1,942
1,981
Worldline SA 06/17/20 EUR 10,739 82.77 889
627
WuXi AppTec Co., Ltd. 06/11/21 HKD 28,700 22.03 632
617
Wuxi Biologics (Cayman), Inc. 07/09/21 55,000 16.83 925
840
Yellow Cake PLC 07/08/19 GBP 81,402 2.64 215 392
37,173
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 817
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 407 AUD 54,885 12/21
(2,865)
Dow Jones U.S. Real Estate Index Futures 742 USD 31,542 12/21
800
EURO STOXX 50 Index Futures 1,041 EUR 44,107 12/21
848
FTSE 100 Index Futures 541 GBP 39,082 12/21
1,459
Japanese 10 Year Government Bond Futures 33 JPY 4,993,560 12/21
(141)
MSCI Singapore Index Futures 496 SGD 18,253 11/21
(75)
S&P 500 E-Mini Index Futures 201 USD 46,200 12/21
1,716
SPI 200 Index Futures 80 AUD 14,560 12/21
(190)
United States 10 Year Treasury Note Futures 2,910 USD 380,346 12/21 (6,729)
Short Positions
Euro-Bund Futures 190 EUR 31,943 12/21
918
Hang Seng Index Futures 174 HKD 220,145 11/21
824
Long Gilt Futures 250 GBP 31,230 12/21
1,378
MSCI Emerging Markets Index Futures 217 USD 13,693 12/21
363
NASDAQ 100 E-Mini Index Futures 245 USD 77,609 12/21
(1,983)
Russell 2000 E-Mini Index Futures 182 USD 20,887 12/21
(571)
S&P/TSX 60 Index Futures 2 CAD 504 12/21
(11)
TOPIX Index Futures 257 JPY 5,120,725 12/21
847
United States 10 Year Treasury Note Futures 20 USD 2,614 12/21
52
United States Treasury Ultra Bond Futures 7 USD 1,375 12/21 9
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (3,351)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds JPMorgan Chase Put 1 102.44 USD 30,000 12/06/21 (127)
Fannie Mae Bonds JPMorgan Chase Put 1 104.19 USD 10,000 12/06/21 (25)
Fannie Mae Bonds JPMorgan Chase Put 1 105.66 USD 25,000 12/06/21 (31)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 38,275,
03/21/27 Bank of America Call 1 0.00 38,275 03/19/25 (282)
Bank of America, USD 3 Month LIBOR/
USD 2.573%, USD 11,403,
03/30/36 Bank of America Call 1 0.00 11,403 03/26/26 (1,047)
Bank of America, USD 3 Month LIBOR/
USD 1.790%, USD 9,904,
09/16/56 Bank of America Call 1 0.00 9,904 09/14/26 (1,363)
Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 9,318,
10/25/58 Bank of America Call 1 0.00 9,318 10/23/28 (1,696)
Bank of America, USD 3 Month LIBOR/
USD 0.920%, USD 4,827,
03/27/40 Bank of America Call 2 0.00 9,654 03/25/30 (290)
Bank of America, USD 3 Month LIBOR/
USD 1.605%, USD 8,013,
11/14/50 Bank of America Call 1 0.00 8,013 11/12/30 (752)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
818 Multi-Asset Growth Strategy Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, USD 3 Month LIBOR/
USD 1.660%, USD 10,311,
11/14/50 Bank of America Call 1 0.00 10,311 11/12/30 (1,007)
Bank of America, USD 3 Month LIBOR/
USD 1.680%, USD 15,083,
11/14/40 Bank of America Call 1 0.00 15,083 11/12/30 (810)
Bank of America, USD 3 Month LIBOR/
USD 1.913%, USD 35,493,
09/10/51 Bank of America Call 1 0.00 35,493 09/08/31 (4,764)
Citigroup, USD 3 Month LIBOR/USD
1.518%, USD 7,541, 11/14/55 Citigroup Call 1 0.00 7,541 11/12/25 (748)
Citigroup, USD 3 Month LIBOR/USD
1.918%, USD 4,762, 01/24/51 Citigroup Call 1 0.00 4,762 01/22/31 (625)
Goldman Sachs, USD 3 Month LIBOR/
USD 1.570%, USD 9,653,
11/12/55 Goldman Sachs Call 1 0.00 9,653 11/10/25 (961)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.170%, USD 41,954,
03/04/56 Goldman Sachs Call 1 0.00 41,953 03/02/26 (7,584)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 15,265,
03/28/40 Goldman Sachs Call 1 0.00 15,265 03/26/30 (453)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.483%, USD 114,808,
04/17/41 Goldman Sachs Call 1 0.00 114,807 04/15/31 (10,345)
Goldman Sachs, USD 3 Month LIBOR/
USD 2.390%, USD 5,641,
04/30/41 Goldman Sachs Call 1 0.00 5,641 04/28/31 (531)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 62,257, 03/31/28 JPMorgan Chase Call 1 0.00 62,256 03/25/27 (188)
JP Morgan, USD 3 Month LIBOR/USD
1.991%, USD 4,659, 10/25/58 JPMorgan Chase Call 1 0.00 4,659 10/23/28 (851)
JP Morgan, USD 3 Month LIBOR/USD
1.744%, USD 19,305, 11/14/40 JPMorgan Chase Call 1 0.00 19,305 11/12/30 (1,084)
JP Morgan, USD 3 Month LIBOR/USD
1.895%, USD 26,925, 07/09/41 JPMorgan Chase Call 1 0.00 26,925 07/07/31 (1,932)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 7,676,
03/27/40 Morgan Stanley Call 1 0.00 7,676 03/25/30 (224)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 7,676,
03/27/40 Morgan Stanley Call 1 0.00 7,676 03/25/30 (226)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 38,382, 03/27/26 UBS Call 1 0.00 38,382 03/25/25 (99)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 38,275,
03/21/27 Bank of America Put 1 0.00 38,275 03/19/25 (613)
Bank of America, USD 2.573%/USD
3 Month LIBOR, USD 11,403,
03/30/36 Bank of America Put 1 0.00 11,403 03/26/26 (405)
Bank of America, USD 1.790%/USD
3 Month LIBOR, USD 9,904,
09/16/56 Bank of America Put 1 0.00 9,904 09/14/26 (1,377)
Bank of America, USD 1.985%/USD
3 Month LIBOR, USD 9,318,
10/25/58 Bank of America Put 1 0.00 9,318 10/23/28 (1,245)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 819
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 4,827,
03/27/40 Bank of America Put 2 0.00 9,654 03/25/30 (1,124)
Bank of America, USD 1.605%/USD
3 Month LIBOR, USD 8,013,
11/14/50 Bank of America Put 1 0.00 8,013 11/12/30 (1,043)
Bank of America, USD 1.660%/USD
3 Month LIBOR, USD 10,311,
11/14/50 Bank of America Put 1 0.00 10,311 11/12/30 (1,296)
Bank of America, USD 1.680%/USD
3 Month LIBOR, USD 15,083,
11/14/40 Bank of America Put 1 0.00 15,083 11/12/30 (1,164)
Bank of America, USD 1.913%/USD
3 Month LIBOR, USD 35,493,
09/10/51 Bank of America Put 1 0.00 35,493 09/08/31 (4,312)
Citigroup, USD 1.308%/USD 3 Month
LIBOR, USD 73,470, 12/21/26 Citigroup Put 1 0.00 73,469 12/17/21 (366)
Citigroup, USD 1.518%/USD 3 Month
LIBOR, USD 7,541, 11/14/55 Citigroup Put 1 0.00 7,541 11/12/25 (1,236)
Citigroup, USD 1.918%/USD 3 Month
LIBOR, USD 4,762, 01/24/51 Citigroup Put 1 0.00 4,762 01/22/31 (571)
Goldman Sachs, USD 1.570%/USD
3 Month LIBOR, USD 9,653,
11/12/55 Goldman Sachs Put 1 0.00 9,653 11/10/25 (1,470)
Goldman Sachs, USD 2.170%/USD
3 Month LIBOR, USD 41,954,
03/04/56 Goldman Sachs Put 1 0.00 41,953 03/02/26 (4,051)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 15,265,
03/28/40 Goldman Sachs Put 1 0.00 15,265 03/26/30 (1,777)
Goldman Sachs, USD 2.483%/USD 3
Month LIBOR, USD 114,808,
04/17/41 Goldman Sachs Put 1 0.00 114,807 04/15/31 (5,521)
Goldman Sachs, USD 2.390%/USD
3 Month LIBOR, USD 5,641,
04/30/41 Goldman Sachs Put 1 0.00 5,641 04/28/31 (335)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 62,257, 03/31/28 JPMorgan Chase Put 1 0.00 62,256 03/25/27 (750)
JP Morgan, USD 1.991%/USD 3 Month
LIBOR, USD 4,659, 10/25/58 JPMorgan Chase Put 1 0.00 4,659 10/23/28 (620)
JP Morgan, USD 1.744%/USD 3 Month
LIBOR, USD 19,305, 11/14/40 JPMorgan Chase Put 1 0.00 19,305 11/12/30 (1,436)
JP Morgan, USD 1.895%/USD 3 Month
LIBOR, USD 26,925, 07/09/41 JPMorgan Chase Put 1 0.00 26,925 07/07/31 (2,072)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 7,676,
03/27/40 Morgan Stanley Put 1 0.00 7,676 03/25/30 (911)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 7,676,
03/27/40 Morgan Stanley Put 1 0.00 7,676 03/25/30 (906)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 38,382, 03/27/26 UBS Put 1 0.00 38,382 03/25/25 (395)
Total Liability for Options Written (premiums received $68,511) (73,041)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
820 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,096 AUD 1,460
11/08/21
2
Bank of America USD 1,577 CAD 1,950
11/08/21
(1)
Bank of America USD 1,270 CHF 1,164
11/08/21
2
Bank of America USD 44,023 DKK 283,180
12/15/21
32
Bank of America USD 4,977 EUR 4,278
11/08/21
(31)
Bank of America USD 1 GBP 1
11/01/21
—
Bank of America USD 2,139 GBP 1,554
11/08/21
(11)
Bank of America USD 1,745 HKD 13,573
11/08/21
(1)
Bank of America USD 3,466 JPY 394,058
11/08/21
(9)
Bank of America AUD 1,482 USD 1,068
11/08/21
(47)
Bank of America AUD 1,460 USD 1,096
12/07/21
(2)
Bank of America CAD 1,952 USD 1,535
11/08/21
(42)
Bank of America CAD 1,950 USD 1,577
12/07/21
1
Bank of America CHF 1,215 USD 1,307
11/08/21
(20)
Bank of America CHF 1,164 USD 1,271
12/07/21
(2)
Bank of America EUR 4,322 USD 5,036
11/08/21
40
Bank of America EUR 4,278 USD 4,980
12/07/21
31
Bank of America GBP 1,542 USD 2,077
11/08/21
(34)
Bank of America GBP 1,554 USD 2,139
12/07/21
11
Bank of America GBP 3,640 USD 5,003
12/15/21
20
Bank of America HKD 13,837 USD 1,778
11/08/21
(1)
Bank of America HKD 13,573 USD 1,745
12/07/21
1
Bank of America JPY 369,299 USD 3,311
11/08/21
69
Bank of America JPY 394,058 USD 3,467
12/07/21
8
Bank of America PLN 100 USD 25
11/02/21
—
Bank of Montreal USD 1,101 AUD 1,460
11/08/21
(3)
Bank of Montreal USD 1,581 CAD 1,950
11/08/21
(5)
Bank of Montreal USD 1,274 CHF 1,164
11/08/21
(3)
Bank of Montreal USD 4,995 EUR 4,278
11/08/21
(49)
Bank of Montreal USD 5,931 EUR 5,012
12/15/21
(131)
Bank of Montreal USD 2,144 GBP 1,554
11/08/21
(16)
Bank of Montreal USD 1,745 HKD 13,573
11/08/21
(1)
Bank of Montreal USD 3,475 JPY 394,058
11/08/21
(18)
Bank of Montreal AUD 1,482 USD 1,068
11/08/21
(47)
Bank of Montreal AUD 1,460 USD 1,102
12/07/21
3
Bank of Montreal CAD 1,952 USD 1,536
11/08/21
(42)
Bank of Montreal CAD 1,950 USD 1,581
12/07/21
5
Bank of Montreal CHF 1,215 USD 1,307
11/08/21
(20)
Bank of Montreal CHF 1,164 USD 1,275
12/07/21
3
Bank of Montreal DKK 63,024 USD 10,028
12/15/21
224
Bank of Montreal EUR 4,322 USD 5,035
11/08/21
38
Bank of Montreal EUR 4,278 USD 4,998
12/07/21
49
Bank of Montreal GBP 1,542 USD 2,076
11/08/21
(35)
Bank of Montreal GBP 1,554 USD 2,144
12/07/21
16
Bank of Montreal HKD 13,837 USD 1,778
11/08/21
(1)
Bank of Montreal HKD 13,573 USD 1,745
12/07/21
1
Bank of Montreal HKD 15,727 USD 2,023
12/15/21
1
Bank of Montreal JPY 369,299 USD 3,311
11/08/21
71
Bank of Montreal JPY 394,058 USD 3,476
12/07/21
17
Bank of Montreal JPY 719,200 USD 6,523
12/15/21
210
Bank of New York USD 5,932 EUR 5,012
12/15/21
(132)
Bank of New York USD 9,321 NZD 13,111
12/09/21
69

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 821
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York AUD 1,482 USD 1,066
11/08/21
(49)
Bank of New York CAD 1,952 USD 1,534
11/08/21
(43)
Bank of New York CHF 1,215 USD 1,305
11/08/21
(22)
Bank of New York DKK 63,024 USD 10,030
12/15/21
226
Bank of New York EUR 4,322 USD 5,026
11/08/21
30
Bank of New York GBP 1,542 USD 2,072
11/08/21
(39)
Bank of New York HKD 13,837 USD 1,778
11/08/21
(1)
Bank of New York HKD 15,727 USD 2,023
12/15/21
1
Bank of New York JPY 369,299 USD 3,306
11/08/21
66
Bank of New York JPY 719,200 USD 6,527
12/15/21
214
Bank of New York NZD 112 USD 77
12/09/21
(3)
Bank of New York NZD 184 USD 132
12/09/21
1
Citigroup USD 1,097 AUD 1,460
11/08/21
1
Citigroup USD 1,577 CAD 1,950
11/08/21
(2)
Citigroup USD 1,270 CHF 1,164
11/08/21
1
Citigroup USD 4,979 EUR 4,278
11/08/21
(34)
Citigroup USD 5,931 EUR 5,012
12/15/21
(131)
Citigroup USD 2,140 GBP 1,554
11/08/21
(12)
Citigroup USD 1,745 HKD 13,573
11/08/21
(1)
Citigroup USD 3,470 JPY 394,058
11/08/21
(12)
Citigroup USD 9,089 NOK 79,462
12/09/21
316
Citigroup AUD 1,460 USD 1,097
12/07/21
(1)
Citigroup CAD 1,950 USD 1,577
12/07/21
1
Citigroup CHF 1,164 USD 1,271
12/07/21
(1)
Citigroup DKK 63,024 USD 10,028
12/15/21
224
Citigroup EUR 4,278 USD 4,982
12/07/21
33
Citigroup GBP 212 USD 292
11/01/21
2
Citigroup GBP 1,554 USD 2,140
12/07/21
12
Citigroup HKD 13,573 USD 1,745
12/07/21
1
Citigroup HKD 15,727 USD 2,023
12/15/21
1
Citigroup JPY 394,058 USD 3,471
12/07/21
12
Citigroup JPY 719,200 USD 6,522
12/15/21
209
Citigroup NOK 719 USD 86
12/09/21
1
Citigroup NOK 43,312 USD 5,009
12/09/21
(117)
Commonwealth Bank of Australia USD 27 AUD 38
12/09/21
1
Commonwealth Bank of Australia USD 116 AUD 154
12/09/21
—
Commonwealth Bank of Australia AUD 6,776 USD 5,017
12/09/21
(82)
HSBC USD 47 BRL 247
11/03/21
(3)
HSBC USD 112 BRL 606
11/03/21
(5)
HSBC USD 2,002 BRL 11,299
11/03/21
—
HSBC USD 2,044 BRL 10,445
11/03/21
(194)
HSBC USD 166 BRL 952
02/02/22
(1)
HSBC USD 2,005 BRL 11,299
02/02/22
(44)
HSBC USD 47 CNY 308
01/11/22
1
HSBC USD 3,716 CNY 24,219
01/11/22
46
HSBC USD 1,346 COP 5,072,889
11/08/21
1
HSBC USD 50 CZK 1,111
01/03/22
—
HSBC USD 148 CZK 3,173
01/03/22
(5)
HSBC USD 1 EUR —
11/05/21
—
HSBC USD 110 EUR 93
11/05/21
(3)
HSBC USD 1,498 HKD 11,651
01/03/22
—
HSBC USD 1,489 HUF 439,766
01/03/22
(80)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
822 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 2 MXN 32
12/02/21
—
HSBC USD 87 PHP 4,377
01/10/22
—
HSBC USD 108 PLN 427
02/03/22
(1)
HSBC USD 2,581 PLN 9,810
02/03/22
(128)
HSBC USD 15 RON 63
11/08/21
—
HSBC USD 65 RUB 4,819
01/12/22
2
HSBC USD 135 RUB 10,097
01/12/22
6
HSBC USD 18 THB 606
11/08/21
—
HSBC USD 40 THB 1,298
11/08/21
(1)
HSBC USD 3 ZAR 48
12/28/21
—
HSBC USD 10 ZAR 148
12/28/21
—
HSBC USD 41 ZAR 623
12/28/21
—
HSBC USD 46 ZAR 695
12/28/21
(1)
HSBC BRL 247 USD 44
11/03/21
—
HSBC BRL 606 USD 107
11/03/21
—
HSBC BRL 10,445 USD 1,851
11/03/21
—
HSBC BRL 11,299 USD 2,041
11/03/21
39
HSBC CLP 979,941 USD 1,260
12/06/21
60
HSBC CNY 261 USD 40
01/11/22
(1)
HSBC CNY 960 USD 148
01/11/22
(1)
HSBC COP 94,851 USD 25
11/08/21
—
HSBC COP 4,978,038 USD 1,309
11/08/21
(13)
HSBC COP 411,467 USD 108
02/22/22
—
HSBC COP 5,072,889 USD 1,336
02/22/22
—
HSBC CZK 25,358 USD 1,173
01/03/22
33
HSBC EUR 93 USD 108
11/05/21
—
HSBC EUR — USD 1
01/31/22
—
HSBC HUF 30,322 USD 103
01/03/22
6
HSBC IDR 1,390,310 USD 97
01/12/22
—
HSBC IDR 26,953,254 USD 1,871
01/12/22
(19)
HSBC MXN 16,354 USD 809
12/02/21
19
HSBC PEN 1,129 USD 277
12/06/21
(6)
HSBC PLN 125 USD 33
02/03/22
2
HSBC PLN 827 USD 209
02/03/22
2
HSBC RON 1,984 USD 475
11/08/21
11
HSBC THB 68,179 USD 2,115
11/08/21
60
JPMorgan Chase USD 1,102 AUD 1,460
11/08/21
(4)
JPMorgan Chase USD 1,580 CAD 1,950
11/08/21
(4)
JPMorgan Chase USD 1,276 CHF 1,164
11/08/21
(4)
JPMorgan Chase USD 4,998 EUR 4,278
11/08/21
(52)
JPMorgan Chase USD 5,935 EUR 5,012
12/15/21
(135)
JPMorgan Chase USD 2,147 GBP 1,554
11/08/21
(19)
JPMorgan Chase USD 1,745 HKD 13,573
11/08/21
(1)
JPMorgan Chase USD 3,478 JPY 394,058
11/08/21
(21)
JPMorgan Chase AUD 1,482 USD 1,066
11/08/21
(49)
JPMorgan Chase AUD 1,460 USD 1,102
12/07/21
4
JPMorgan Chase CAD 1,952 USD 1,535
11/08/21
(42)
JPMorgan Chase CAD 1,950 USD 1,580
12/07/21
4
JPMorgan Chase CHF 1,215 USD 1,307
11/08/21
(20)
JPMorgan Chase CHF 1,164 USD 1,277
12/07/21
4
JPMorgan Chase DKK 63,024 USD 10,035
12/15/21
231
JPMorgan Chase EUR 4,322 USD 5,032
11/08/21
35

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 823
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase EUR 4,278 USD 5,000
12/07/21
52
JPMorgan Chase GBP 1,542 USD 2,074
11/08/21
(37)
JPMorgan Chase GBP 1,554 USD 2,147
12/07/21
19
JPMorgan Chase HKD 13,837 USD 1,778
11/08/21
(1)
JPMorgan Chase HKD 13,573 USD 1,745
12/07/21
1
JPMorgan Chase HKD 15,727 USD 2,023
12/15/21
1
JPMorgan Chase JPY 369,299 USD 3,312
11/08/21
71
JPMorgan Chase JPY 394,058 USD 3,479
12/07/21
20
JPMorgan Chase JPY 719,200 USD 6,527
12/15/21
214
Northern Trust EUR 120 USD 142
12/15/21
3
Royal Bank of Canada USD 58 AUD 77
11/02/21
—
Royal Bank of Canada USD 14,094 CAD 17,740
12/09/21
240
Royal Bank of Canada USD 373 EUR 323
11/02/21
1
Royal Bank of Canada USD 290 EUR 250
12/15/21
(1)
Royal Bank of Canada USD 5,936 EUR 5,012
12/15/21
(136)
Royal Bank of Canada USD 2 GBP 1
11/02/21
—
Royal Bank of Canada USD 45 HKD 353
11/01/21
—
Royal Bank of Canada USD 54 HKD 423
11/02/21
—
Royal Bank of Canada USD 231 JPY 26,304
11/02/21
—
Royal Bank of Canada USD 181 JPY 20,540
12/09/21
(1)
Royal Bank of Canada USD 9,009 JPY 1,007,775
12/09/21
(164)
Royal Bank of Canada USD 18 SEK 158
11/02/21
—
Royal Bank of Canada CAD 21 USD 17
12/09/21
—
Royal Bank of Canada CAD 222 USD 180
12/09/21
1
Royal Bank of Canada DKK 63,024 USD 10,037
12/15/21
231
Royal Bank of Canada EUR 150 USD 174
12/15/21
1
Royal Bank of Canada EUR 200 USD 235
12/15/21
3
Royal Bank of Canada GBP 300 USD 413
12/15/21
2
Royal Bank of Canada GBP 500 USD 684
12/15/21
—
Royal Bank of Canada HKD 15,727 USD 2,023
12/15/21
1
Royal Bank of Canada JPY 463,159 USD 4,211
12/09/21
146
Royal Bank of Canada JPY 719,200 USD 6,528
12/15/21
215
Royal Bank of Canada PLN 210 USD 52
11/03/21
—
Royal Bank of Canada SGD 44 USD 33
11/01/21
—
Royal Bank of Canada SGD 25 USD 19
11/02/21
—
State Street USD 64 AUD 89
11/08/21
3
State Street USD 1,363 AUD 1,851
12/15/21
30
State Street USD 622 CAD 769
11/01/21
(1)
State Street USD 7 CAD 9
11/08/21
—
State Street USD 220 CHF 205
11/08/21
4
State Street USD 205 EUR 177
11/08/21
(1)
State Street USD — EUR —
12/07/21
—
State Street USD 170 GBP 124
12/07/21
—
State Street USD 3,425 GBP 2,493
12/15/21
(13)
State Street USD 135 HKD 1,054
11/08/21
—
State Street USD 48 HKD 374
12/07/21
—
State Street USD 665 JPY 75,784
12/07/21
—
State Street USD 11 KRW 13,165
11/08/21
—
State Street USD 3,382 KRW 3,965,523
11/08/21
11
State Street USD 163 KRW 191,164
12/07/21
1
State Street USD 95 SEK 833
11/08/21
2
State Street USD 2,998 SEK 25,613
11/08/21
(15)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
824 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 25 SEK 210
12/09/21
—
State Street USD 1,869 SGD 2,512
11/08/21
(6)
State Street USD 3 SGD 4
12/07/21
—
State Street USD 48 TWD 1,329
11/08/21
—
State Street USD 3,925 TWD 109,184
11/08/21
1
State Street USD 61 TWD 1,695
12/07/21
—
State Street AUD 1 USD 1
12/07/21
—
State Street BRL 41 USD 7
11/01/21
—
State Street CAD 147 USD 119
12/07/21
—
State Street CAD 1,957 USD 1,538
12/15/21
(44)
State Street CHF 51 USD 55
12/07/21
—
State Street CHF 4,252 USD 4,620
12/15/21
(29)
State Street EUR 14 USD 17
12/09/21
—
State Street EUR 62 USD 73
12/09/21
1
State Street EUR 3,580 USD 4,253
12/09/21
111
State Street EUR 80 USD 94
12/15/21
1
State Street EUR 100 USD 118
12/15/21
3
State Street EUR 12,700 USD 15,012
12/15/21
316
State Street EUR 28,960 USD 34,047
12/15/21
534
State Street GBP 48 USD 65
11/08/21
(1)
State Street GBP 150 USD 208
12/15/21
3
State Street GBP 1,900 USD 2,630
12/15/21
29
State Street JPY 99,035 USD 890
11/08/21
21
State Street KRW 3,965,523 USD 3,379
12/07/21
(12)
State Street SEK 26,446 USD 3,012
11/08/21
(68)
State Street SEK 380 USD 44
12/07/21
—
State Street SEK 25,613 USD 2,998
12/07/21
15
State Street SEK 79,259 USD 9,031
12/09/21
(202)
State Street SEK 41,222 USD 4,782
12/15/21
(21)
State Street SGD 20 USD 15
11/08/21
—
State Street SGD 2,492 USD 1,832
11/08/21
(16)
State Street SGD 2,512 USD 1,868
12/07/21
6
State Street TWD 52 USD 2
11/01/21
—
State Street TWD 109,184 USD 3,931
12/07/21
5
UBS CHF 23 USD 26
12/09/21
—
UBS CHF 101 USD 108
12/09/21
(2)
UBS CHF 12,881 USD 14,089
12/09/21
6
UBS KRW 3,978,688 USD 3,350
11/08/21
(55)
UBS TWD 110,513 USD 3,986
11/08/21
12
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å) 2,243
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Goldman Sachs ABGS1150
Commodity Index(i)(+) Goldman Sachs USD 52,938
Total Return on Underlying
Reference Entity
(1)
02/04/22 —
(5) (5)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 825
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Total Open Total Return Swap Contracts (å)
—
(5) (5)
(i)  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1150 Commodity Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Brent Oil March 2022 6.2 $ 3,309
Brent Oil May 2022 6.3 3,309
Cotton March 2022 12.5 6,617
Crude Oil March 2022 12.5 6,617
Gas Oil March 2022 12.5 6,617
Heating Oil March 2022 12.5 6,617
Natural Gas (NYMEX) March 2022 12.5 6,617
Soybeans Oil March 2022 12.5 6,617
Unleaded Gasoline March 2022 12.5 6,618
Total Long Futures Contracts
52,938
Short Futures Contracts
Coffee March 2022 (12.4) $ (6,617)
Copper March 2022 (12.4) (6,617)
Gold February 2022 (6.3) (3,309)
Gold April 2022 (6.3) (3,309)
Kansas Wheat March 2022 (12.5) (6,617)
Live Cattle February 2022 (6.3) (3,309)
Live Cattle April 2022 (6.3) (3,309)
Silver March 2022 (12.5) (6,617)
Soybean Meal March 2022 (12.5) (6,617)
Wheat March 2022 (12.5) (6,617)
Total Short Futures Contracts
(52,938)
Cash
100.0 52,938
Total Notional Amount
$ 52,938
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
826 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 60,382 3 Month LIBOR
(2)
0.389%
(3)
10/01/23
— 282 282
Barclays USD 20,388 0.376%
(3)
3 Month LIBOR
(2)
10/06/23
— (103) (103)
Barclays USD 10,873 0.516%
(3)
3 Month LIBOR
(2)
10/19/23
— (29) (29)
Barclays USD 20,078 0.711%
(3)
3 Month LIBOR
(2)
11/01/23
— 14 14
Barclays USD 151,436 3 Month LIBOR
(2)
0.400%
(3)
12/15/23
269 795 1,064
Barclays USD 16,654 0.350%
(3)
3 Month LIBOR
(2)
07/06/25
— (424) (424)
Barclays USD 5,009 0.300%
(3)
3 Month LIBOR
(2)
07/14/25
— (139) (139)
Barclays USD 3,564 0.277%
(3)
3 Month LIBOR
(2)
08/12/25
— (107) (107)
Barclays USD 4,556 3 Month LIBOR
(2)
0.344%
(3)
10/13/25
— 137 137
Barclays USD 4,816 3 Month LIBOR
(2)
0.410%
(3)
10/13/25
— 132 132
Barclays USD 4,816 3 Month LIBOR
(2)
0.471%
(3)
11/16/25
— 117 117
Barclays USD 4,925 0.428%
(3)
3 Month LIBOR
(2)
12/16/25
— (135) (135)
Barclays USD 4,635 3 Month LIBOR
(2)
0.562%
(3)
01/13/26
— 105 105
Barclays USD 975 3 Month LIBOR
(2)
0.584%
(3)
02/10/26
— 23 23
Barclays USD 4,828 3 Month LIBOR
(2)
0.600%
(3)
03/09/26
— 113 113
Barclays USD 4,828 3 Month LIBOR
(2)
1.045%
(3)
04/15/26
— 25 25
Barclays USD 16,708 3 Month LIBOR
(2)
0.966%
(3)
04/27/26
— 155 155
Barclays USD 16,708 0.891%
(3)
3 Month LIBOR
(2)
05/04/26
— (146) (146)
Barclays USD 22,576 0.857%
(3)
3 Month LIBOR
(2)
06/04/26
— (263) (263)
Barclays USD 20,624 3 Month LIBOR
(2)
0.963%
(3)
07/06/26
— 161 161
Barclays USD 45,334 0.806%
(3)
3 Month LIBOR
(2)
08/04/26
— (773) (773)
Barclays USD 29,359 3 Month LIBOR
(2)
0.873%
(3)
09/02/26
— 439 439
Barclays USD 16,001 1.086%
(3)
3 Month LIBOR
(2)
10/01/26
— (92) (92)
Barclays USD 44,390 3 Month LIBOR
(2)
1.046%
(3)
10/05/26
— 351 351
Barclays USD 8,328 3 Month LIBOR
(2)
1.066%
(3)
10/08/26
— 59 59
Barclays USD 4,264 3 Month LIBOR
(2)
1.087%
(3)
10/12/26
— 26 26
Barclays USD 6,901 3 Month LIBOR
(2)
1.083%
(3)
10/12/26
— 44 44
Barclays USD 8,289 3 Month LIBOR
(2)
1.147%
(3)
10/14/26
— 28 28
Barclays USD 2,951 3 Month LIBOR
(2)
1.181%
(3)
10/15/26
— 5 5
Barclays USD 2,115 3 Month LIBOR
(2)
1.231%
(3)
10/20/26
— (1) (1)
Barclays USD 11,284 3 Month LIBOR
(2)
1.252%
(3)
10/20/26
— (18) (18)
Barclays USD 2,934 3 Month LIBOR
(2)
1.216%
(3)
10/21/26
— 1 1
Barclays USD 18,668 0.944%
(3)
3 Month LIBOR
(2)
10/25/26
— (257) (257)
Barclays USD 10,155 3 Month LIBOR
(2)
1.299%
(3)
10/26/26
— (37) (37)
Barclays USD 6,310 1.281%
(3)
3 Month LIBOR
(2)
10/28/26
— 16 16
Barclays USD 2,654 1.257%
(3)
3 Month LIBOR
(2)
10/29/26
— 4 4
Barclays USD 3,425 1.271%
(3)
3 Month LIBOR
(2)
11/01/26
— 6 6
Barclays USD 77,540 3 Month LIBOR
(2)
0.950%
(3)
12/15/26
835 383 1,218
Barclays USD 13,225 3 Month LIBOR
(2)
1.058%
(3)
12/21/26
— 142 142
Barclays USD 2,312 0.645%
(3)
3 Month LIBOR
(2)
07/15/30
— (161) (161)
Barclays USD 33,308 0.556%
(3)
3 Month LIBOR
(2)
08/05/30
— (2,621) (2,621)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 827
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 33,308 3 Month LIBOR
(2)
0.564%
(3)
09/08/30
— 2,650 2,650
Barclays USD 31,087 3 Month LIBOR
(2)
0.717%
(3)
10/07/30
— 2,107 2,107
Barclays USD 33,308 3 Month LIBOR
(2)
0.724%
(3)
11/04/30
— 2,172 2,172
Barclays USD 798 3 Month LIBOR
(2)
1.212%
(3)
02/16/31
— 21 21
Barclays USD 353 3 Month LIBOR
(2)
1.366%
(3)
02/22/31
— 5 5
Barclays USD 276 3 Month LIBOR
(2)
1.426%
(3)
02/24/31
— 2 2
Barclays USD 294 3 Month LIBOR
(2)
1.519%
(3)
03/02/31
— — —
Barclays USD 42,098 1.609%
(3)
3 Month LIBOR
(2)
03/08/31
— 356 356
Barclays USD 2,414 3 Month LIBOR
(2)
1.525%
(3)
03/15/31
— (1) (1)
Barclays USD 898 3 Month LIBOR
(2)
1.165%
(3)
04/15/31
— 30 30
Barclays USD 2,414 1.465%
(3)
3 Month LIBOR
(2)
04/15/31
— (16) (16)
Barclays USD 28,367 3 Month LIBOR
(2)
1.538%
(3)
04/19/31
— 2 2
Barclays USD 2,414 3 Month LIBOR
(2)
1.702%
(3)
04/21/31
— (35) (35)
Barclays USD 20,439 1.655%
(3)
3 Month LIBOR
(2)
05/04/31
— 361 361
Barclays USD 11,288 1.591%
(3)
3 Month LIBOR
(2)
05/05/31
— 130 130
Barclays USD 2,414 1.573%
(3)
3 Month LIBOR
(2)
05/17/31
— 22 22
Barclays USD 2,414 1.644%
(3)
3 Month LIBOR
(2)
05/21/31
— 38 38
Barclays USD 6,301 3 Month LIBOR
(2)
1.612%
(3)
05/27/31
— (78) (78)
Barclays USD 11,332 1.465%
(3)
3 Month LIBOR
(2)
06/14/31
— (27) (27)
Barclays USD 2,414 1.558%
(3)
3 Month LIBOR
(2)
06/16/31
— 15 15
Barclays USD 2,414 1.450%
(3)
3 Month LIBOR
(2)
06/23/31
— (10) (10)
Barclays USD 10,832 1.470%
(3)
3 Month LIBOR
(2)
06/29/31
— (29) (29)
Barclays USD 1,677 1.463%
(3)
3 Month LIBOR
(2)
07/06/31
— (6) (6)
Barclays USD 1,661 1.457%
(3)
3 Month LIBOR
(2)
07/09/31
— (7) (7)
Barclays USD 869 3 Month LIBOR
(2)
1.165%
(3)
07/15/31
— 28 28
Barclays USD 2,566 1.460%
(3)
3 Month LIBOR
(2)
07/15/31
— (11) (11)
Barclays USD 2,371 1.300%
(3)
3 Month LIBOR
(2)
08/18/31
— (51) (51)
Barclays USD 1,733 3 Month LIBOR
(2)
1.366%
(3)
09/13/31
— 29 29
Barclays USD 11,593 3 Month LIBOR
(2)
1.304%
(3)
09/16/31
— 262 262
Barclays USD 2,503 1.542%
(3)
3 Month LIBOR
(2)
10/01/31
— (2) (2)
Barclays USD 7,529 1.506%
(3)
3 Month LIBOR
(2)
10/05/31
— (34) (34)
Barclays USD 14,467 3 Month LIBOR
(2)
1.590%
(3)
10/07/31
— (49) (49)
Barclays USD 2,501 3 Month LIBOR
(2)
1.567%
(3)
10/12/31
— (2) (2)
Barclays USD 13,564 1.585%
(3)
3 Month LIBOR
(2)
10/12/31
— 35 35
Barclays USD 10,273 3 Month LIBOR
(2)
1.582%
(3)
10/19/31
— (21) (21)
Barclays USD 3,733 3 Month LIBOR
(2)
1.587%
(3)
11/01/31
— (6) (6)
Barclays USD 18,456 1.350%
(3)
3 Month LIBOR
(2)
12/15/31
(469) 50 (419)
Barclays USD 868 3 Month LIBOR
(2)
1.328%
(3)
06/12/40
— 46 46
Barclays USD 296 3 Month LIBOR
(2)
1.268%
(3)
06/19/40
— 17 17
Barclays USD 591 3 Month LIBOR
(2)
1.250%
(3)
06/19/40
— 35 35
Barclays USD 828 3 Month LIBOR
(2)
1.322%
(3)
06/19/40
— 44 44

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
828 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 4,172 3 Month LIBOR
(2)
1.345%
(3)
09/19/40
— 213 213
Barclays USD 1,473 3 Month LIBOR
(2)
2.280%
(3)
06/12/41
— (38) (38)
Barclays USD 1,630 3 Month LIBOR
(2)
1.325%
(3)
06/06/50
— 131 131
Barclays USD 3,476 3 Month LIBOR
(2)
1.275%
(3)
09/19/50
— 302 302
Barclays USD 69,644 3 Month LIBOR
(2)
1.160%
(3)
10/16/50
185 9,160 9,345
Barclays USD 15,182 1.305%
(3)
3 Month LIBOR
(2)
10/27/50
— (1,524) (1,524)
Barclays USD 15,381 1.410%
(3)
3 Month LIBOR
(2)
11/12/50
— (1,067) (1,067)
Barclays USD 12,441 3 Month LIBOR
(2)
1.256%
(3)
11/23/50
— 1,332 1,332
Barclays USD 17,476 1.400%
(3)
3 Month LIBOR
(2)
12/04/50
— (1,262) (1,262)
Barclays USD 17,715 1.563%
(3)
3 Month LIBOR
(2)
01/11/51
— (616) (616)
Barclays USD 7,203 1.708%
(3)
3 Month LIBOR
(2)
02/08/51
— (9) (9)
Barclays USD 6,531 1.727%
(3)
3 Month LIBOR
(2)
02/12/51
— 20 20
Barclays USD 17,277 1.890%
(3)
3 Month LIBOR
(2)
02/18/51
— 728 728
Barclays USD 8,672 1.985%
(3)
3 Month LIBOR
(2)
04/20/51
— 541 541
Barclays USD 6,155 3 Month LIBOR
(2)
1.876%
(3)
06/11/51
— (266) (266)
Barclays USD 1,085 3 Month LIBOR
(2)
2.150%
(3)
06/12/51
— (51) (51)
Barclays USD 11,334 3 Month LIBOR
(2)
1.779%
(3)
06/21/51
— (214) (214)
Barclays USD 5,827 3 Month LIBOR
(2)
1.670%
(3)
07/08/51
— 48 48
Barclays USD 12,638 3 Month LIBOR
(2)
1.529%
(3)
07/21/51
— 547 547
Barclays USD 10,900 1.652%
(3)
3 Month LIBOR
(2)
07/23/51
— (145) (145)
Barclays USD 4,231 3 Month LIBOR
(2)
1.595%
(3)
08/25/51
— 122 122
Barclays USD 11,221 1.705%
(3)
3 Month LIBOR
(2)
09/09/51
— (30) (30)
Barclays USD 1,364 3 Month LIBOR
(2)
1.602%
(3)
09/16/51
— 38 38
Barclays USD 11,131 1.776%
(3)
3 Month LIBOR
(2)
09/29/51
— 155 155
Barclays USD 844 3 Month LIBOR
(2)
1.838%
(3)
09/30/51
— (24) (24)
Barclays USD 3,578 1.824%
(3)
3 Month LIBOR
(2)
09/30/51
— 91 91
Barclays USD 4,086 1.882%
(3)
3 Month LIBOR
(2)
11/29/51
— 152 152
Barclays USD 5,268 3 Month LIBOR
(2)
1.742%
(3)
11/29/51
— (17) (17)
Barclays USD 8,966 1.650%
(3)
3 Month LIBOR
(2)
12/15/51
(398) 219 (179)
Barclays USD 2,187 3 Month LIBOR
(2)
1.250%
(3)
06/06/55
— 278 278
Barclays USD 1,085 3 Month LIBOR
(2)
2.090%
(3)
06/12/55
— (72) (72)
Barclays USD 420 3 Month LIBOR
(2)
1.026%
(3)
06/18/55
— 75 75
Barclays USD 525 3 Month LIBOR
(2)
1.025%
(3)
06/18/55
— 94 94
Barclays USD 7,065 1.080%
(3)
3 Month LIBOR
(2)
08/14/55
— (1,171) (1,171)
Barclays USD 3,754 3 Month LIBOR
(2)
1.178%
(3)
09/19/55
— 537 537
Barclays USD 2,369 1.570%
(3)
3 Month LIBOR
(2)
11/12/55
— (125) (125)
Barclays USD 868 3 Month LIBOR
(2)
1.155%
(3)
06/12/60
— 107 107
Barclays USD 502 3 Month LIBOR
(2)
1.155%
(3)
06/19/60
— 62 62
Barclays USD 797 3 Month LIBOR
(2)
1.794%
(3)
02/05/61
— (13) (13)
Credit Suisse HUF 187,699 6 Month BUBOR
(3)
1.200%
(4)
05/10/23
— 16 16
Credit Suisse HUF 239,999 6 Month BUBOR
(3)
1.980%
(4)
06/26/23
— 12 12

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 829
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Credit Suisse BRL 8,200 12.100%
(5)
Brazil Interbank Deposit
Rate
(5)
01/02/25
— — —
Credit Suisse CNY 4,000 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— (4) (4)
Credit Suisse CNY 5,600 1.770%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
05/06/25
— (24) (24)
Credit Suisse CNY 4,000 2.520%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
07/07/25
— (1) (1)
Credit Suisse CNY 8,200 2.840%
(2)
China Interbank Repo
Rate 3 Months
(2)
11/24/25
— 14 14
Credit Suisse CNY 6,200 2.650%
(2)
China Interbank Repo
Rate 3 Months
(2)
01/11/26
— 2 2
Credit Suisse CNY 5,100 2.825%
(2)
China Interbank Repo
Rate 3 Months
(2)
04/07/26
— 7 7
Credit Suisse CNY 1,400 2.576%
(2)
China Interbank Repo
Rate 3 Months
(2)
07/15/26 — — —
Total Open Interest Rate Swap Contracts (å)
422
14,659 15,081
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Ally Financial, Inc. JPMorgan Chase
Sell
0.956% USD 843 5.000%
(2)
12/20/26
178 (4) 174
Altice Finco S.A. Goldman Sachs
Sell
4.178% EUR 263 5.000%
(2)
12/20/26
4 10 14
Altice France S.A. JPMorgan Chase
Sell
3.777% EUR 279 5.000%
(2)
12/20/26
21 (1) 20
Anglo American PLC JPMorgan Chase
Sell
1.208% EUR 145 5.000%
(2)
12/20/26
36 (3) 33
Apache Corp. JPMorgan Chase
Sell
1.642% USD 112 1.000%
(2)
12/20/26
(6) 3 (3)
Arcelor Mittal JPMorgan Chase
Sell
1.421% EUR 650 5.000%
(2)
12/20/26
147 (7) 140
Ardagh Packaging
Finance PLC / Ardagh
Holdings USA, Inc. Goldman Sachs
Sell
2.735% EUR 100 5.000%
(2)
12/20/26
16 (3) 13
Cleveland-Cliffs Inc. Goldman Sachs
Sell
1.319% USD 225 5.000%
(2)
12/20/24
28 (1) 27
CNH Industrial N.V. Goldman Sachs
Sell
0.940% EUR 100 5.000%
(2)
12/20/26
26 (2) 24
CSC Holdings, LLC Goldman Sachs
Sell
3.794% USD 309 5.000%
(2)
12/20/26
23 (3) 20
CSC Holdings, LLC Goldman Sachs
Sell
3.927% USD 91 5.000%
(2)
12/20/26
7 (2) 5
Dell Goldman Sachs
Sell
0.719% USD 500 1.000%
(2)
12/20/26
2 6 8
Faurecia SE JPMorgan Chase
Sell
2.516% EUR 100 5.000%
(2)
12/20/26
20 (6) 14
Ford Motor Company JPMorgan Chase
Sell
1.414% USD 200 5.000%
(2)
12/20/24
23 — 23
General Motors Company Goldman Sachs
Sell
0.970% USD 130 5.000%
(2)
12/20/26
26 1 27
Jaguar Land Rover Goldman Sachs
Sell
1.552% EUR 115 5.000%
(2)
12/20/21
2 (1) 1
KB Home Goldman Sachs
Sell
1.846% USD 262 5.000%
(2)
12/20/26
41 2 43
KB Home JPMorgan Chase
Sell
1.846% USD 6 5.000%
(2)
12/20/26
1 — 1

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
830 Multi-Asset Growth Strategy Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Kraft Heinz Foods Co. Goldman Sachs
Sell
0.808% USD 524 1.000%
(2)
12/20/26
5 1 6
Lennar Corporation JPMorgan Chase
Sell
0.929% USD 793 5.000%
(2)
12/20/26
168 (3) 165
Lumen Technologies, Inc. Goldman Sachs
Sell
3.126% USD 500 1.000%
(2)
12/20/26
(51) 2 (49)
Marks & Spencer PLC Credit Suisse
Sell
1.743% EUR 167 1.000%
(2)
12/20/26
(7) — (7)
NRG Energy, Inc. JPMorgan Chase
Sell
2.123% USD 257 5.000%
(2)
12/20/26
40 (3) 37
Occidental Petroleum
Corp. Goldman Sachs
Sell
1.675% USD 540 1.000%
(2)
12/20/26
(25) 8 (17)
OI European Group B.V. JPMorgan Chase
Sell
2.768% EUR 126 5.000%
(2)
12/20/26
19 (3) 16
Renault JPMorgan Chase
Sell
1.163% EUR 100 1.000%
(2)
12/20/24
(2) 1 (1)
Schaeffler AG JPMorgan Chase
Sell
1.569% EUR 125 5.000%
(2)
12/20/26
25 1 26
Stellantis NV Goldman Sachs
Sell
1.106% EUR 508 5.000%
(2)
12/20/26
126 (6) 120
Telecom Italia SpA JPMorgan Chase
Sell
1.855% EUR 625 1.000%
(2)
12/20/26
(29) (1) (30)
Thyssenkrupp Ag Goldman Sachs
Sell
1.601% EUR 550 1.000%
(2)
06/20/23
(3) (3) (6)
Toll Brothers Finance
Corp. Goldman Sachs
Sell
1.115% USD 785 1.000%
(2)
12/20/26
(11) 7 (4)
U.S. Steel BNP Paribas
Sell
3.285% USD 100 5.000%
(2)
12/20/26
7 1 8
U.S. Steel Goldman Sachs
Sell
3.285% USD 150 5.000%
(2)
12/20/26
10 3 13
UPC Holding BV Goldman Sachs
Sell
1.773% EUR 150 5.000%
(2)
12/20/26
23 6 29
Valeo SA JPMorgan Chase
Sell
0.867% EUR 150 1.000%
(2)
12/20/24
1 — 1
Total Open Corporate Issues Contracts 891 — 891
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Purchase
USD 21,000 (5.000%)
(2)
12/20/26
(2,042) 56 (1,986)
CDX NA Investment Grade
Index Morgan Stanley
Purchase
EUR 2,235 (5.000%)
(2)
12/20/26
(303) (1) (304)
Total Open Credit Indices Contracts (2,345) 55 (2,290)
Total Open Credit Default Swap Contracts (å) (1,454) 55
(1,399)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 831
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 92,016 $ —
$ —
$ 92,016 9.4
International Debt — 20,93 5 —
—
20,93 5 2.2
Mortgage-Backed Securities — 133,445 493
—
133,938 13.7
Non-US Bonds — 34,289 —
—
34,289 3.5
United States Government Treasuries — 4,953 —
—
4,953 0. 5
Common Stocks
Consumer Discretionary 29,389 31,722 —
—
61,111 6.3
Consumer Staples 3,797 13,046 —
—
16,843 1.7
Energy 14,612 7,160 —
—
21,772 2. 2
Financial Services 52,628 46,835 —
—
99,463 10.2
Health Care 15,051 17,292 —
—
32,343 3. 3
Materials and Processing 41,245 25,719 —
—
66,964 6.8
Producer Durables 13,376 50,577 —
—
63,953 6. 6
Technology 36,053 37,2 20 —
—
73,27 3 7.5
Utilities 30,563 22,452 —
—
53,015 5 .4
Preferred Stocks 5,480 775 — — 6,255 0.6
Options Purchased 6,315 108,948 — — 115,26 3 11. 8
Warrants and Rights — — — — — —
*
Short-Term Investments — 47,691 — 118,910 166,601 17.0
Other Securities — — — 4,969 4,969 0.5
Total Investments 248,509 695,07 5 493 123,879 1,067,95 6 109 . 2
Other Assets and Liabilities, Net
(9.2)
100.0
Other Financial Instruments
Assets
Futures Contracts 9,21 4 — — — 9,21 4 0.9
Foreign Currency Exchange Contracts 4 5,17 6 — — 5,18 0 0. 5
Interest Rate Swap Contracts — 28,043 — — 28,043 2. 9
Credit Default Swap Contracts — 1,008 — — 1,008 0.1
A
Liabilities
Futures Contracts (12,565) — — — (12,565) (1.3)
Options Written (183) (72,858) — — (73,041) (7.5)
Foreign Currency Exchange Contracts (1) (2,936) — — (2,937) (0.3)
Total Return Swap Contracts — (5) — — (5) ( —)
*
Interest Rate Swap Contracts — (12,962) — — (12,962) (1.3)
Credit Default Swap Contracts — (2,407) — — (2,407) (0.2)
Total Other Financial Instruments
**
$ (3,531) $ (56,941) $ — $ — $ (60,4 72 )

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
832 Multi-Asset Growth Strategy Fund
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 833
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
7,369
Austria ....................................................................................
419
Belgium ..................................................................................
754
Bermuda .................................................................................
1,140
Brazil ......................................................................................
6,325
Burkina Faso ...........................................................................
111
Cameroon ................................................................................
662
Canada ....................................................................................
20,639
Cayman Islands .......................................................................
4,443
Chile .......................................................................................
1,624
China ......................................................................................
22,777
Colombia .................................................................................
2,563
Cyprus ....................................................................................
112
Czech Republic .......................................................................
2,509
Denmark .................................................................................
5,772
Dominican Republic ...............................................................
8
Finland ...................................................................................
708
France .....................................................................................
27,407
Germany .................................................................................
15,886
Greece ....................................................................................
778
Hong Kong ..............................................................................
11,433
Hungary ..................................................................................
429
India .......................................................................................
9,116
Indonesia ................................................................................
7,655
Ireland ....................................................................................
2,619
Italy ........................................................................................
8,023
Japan ......................................................................................
69,047
Jersey ......................................................................................
742
Kazakhstan .............................................................................
903
Luxembourg ............................................................................
654
Malaysia ..................................................................................
1,112
Marshall Islands .....................................................................
343
Mexico ....................................................................................
7,318
Monaco ...................................................................................
682
Mongolia .................................................................................
1,490
Netherlands ............................................................................
6,892
New Zealand ...........................................................................
1,022
Norway ....................................................................................
696
Peru ........................................................................................
1,837
Poland .....................................................................................
1,212
Portugal ..................................................................................
116
Puerto Rico .............................................................................
1,750
Romania ..................................................................................
1,495
Russia .....................................................................................
11,086
Singapore ................................................................................
2,082
South Africa ............................................................................
3,406
South Korea ............................................................................
12,019
Spain .......................................................................................
8,236
Sweden ....................................................................................
8,777
Switzerland .............................................................................
8,371
Taiwan .....................................................................................
10,922
Thailand ..................................................................................
8,084
Turkey .....................................................................................
1,381
Ukraine ...................................................................................
1,167
United Kingdom ......................................................................
65,526

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
834 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
United States ...........................................................................
668,307
Total Investments .................................................................... 1,067,956

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 835
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Commodity
Contracts
Location: Consolidated Statement of Assets and Liabilities - Assets
Investments, at fair value* $ 6,132 $ — $ — $ 109,131 $ —
Unrealized appreciation on foreign currency exchange contracts — — 5,180 — —
Variation margin on futures contracts** 6,857 — — 2,357 —
Interest rate swap contracts, at fair value — — — 28,043 —
Credit default swap contracts, at fair value — 1,008 — — —
Total
$ 12,989 $ 1,008 $ 5,180 $ 139,531 $ —
Location: Consolidated Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts** $ 2,830 $ — $ — $ 9,735 $ —
Unrealized depreciation on foreign currency exchange contracts — — 2,937 — —
Options written, at fair value — — — 73,041 —
Total return swap contracts, at fair value — — — — 5
Interest rate swap contracts, at fair value — — — 12,962 —
Credit default swap contracts, at fair value — 2,407 — — —
Total
$ 2,830 $ 2,407 $ 2,937 $ 95,738 $ 5
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Commodity
Contracts
Location: Consolidated Statement of Operations - Net realized gain
(loss)
Investments*** $ 4,870 $ — $ — $ 479 $ —
Futures contracts (71,689) — — (14,055) —
Options written 1,610 — — 170 —
Total return swap contracts 7,466 — — — —
Interest rate swap contracts — — — (4,569) —
Credit default swap contracts — (4,865) — — —
Foreign currency exchange contracts — — 663 — —
Total
$ (57,743) $ (4,865) $ 663 $ (17,975) $ —
Location: Consolidated Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments**** $ 15,620 $ — $ — $ (853) $ —
Futures contracts 16,793 — — (6,233) —
Options written — — — (4,585) —
Total return swap contracts 2,339 — — — (5)
Interest rate swap contracts — — — 12,224 —
Credit default swap contracts — 9,356 — — —
Foreign currency exchange contracts — — 4,108 — —
Total
$ 34,752 $ 9,356 $ 4,108 $ 553 $ (5)
* Fair value of purchased options.
** Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the Consolidated Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Consolidated Statement of Operations.
**** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Consolidated Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
836 Multi-Asset Growth Strategy Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Options Purchased Contracts Investments, at fair value $ 115,263 $ — $ 115,263
Securities on Loan* Investments, at fair value 4,617 — 4,617
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 5,180 — 5,180
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 28,043 — 28,043
Credit Default Swap Contracts Credit default swap contracts, at fair value 1,008 — 1,008
Total Financial and Derivative Assets
154,111 — 154,111
Financial and Derivative Assets not subject to a netting agreement
(34,178) — (34,178)
Total Financial and Derivative Assets subject to a netting agreement
$ 119,933 $ — $ 119,933
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 56,838 $ 24,754 $ 146 $ 31,938
Bank of Montreal
638 335 — 303
Bank of New York
607 289 — 318
Bank of Nova Scotia
546 — 546 —
Barclays
1,236 — 1,236 —
BNP Paribas
8 — — 8
Citigroup
6,744 3,857 — 2,887
Commonwealth Bank of Australia
1 1 — —
Goldman Sachs
38,990 33,106 5,884 —
HSBC
475 288 187 —
JPMorgan Chase
9,996 9,070 926 —
Morgan Stanley
820 — 820 —
Northern Trust
3 — — 3
Royal Bank of Canada
842 303 — 539
State Street
1,093 286 — 807
UBS
18 18 — —
Wells Fargo
1,078 — 1,078 —
Total
$ 119,933 $ 72,307 $ 10,823 $ 36,803

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 837
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,937 $ — $ 2,937
Options Written Contracts Options written, at fair value 73,041 — 73,041
Total Return Swap Contracts Total return swap contracts, at fair value 5 — 5
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 12,962 — 12,962
Credit Default Swap Contracts Credit default swap contracts, at fair value 2,407 — 2,407
Total Financial and Derivative Liabilities
91,3 52 — 91,3 52
Financial and Derivative Liabilities not subject to a netting agreement
(15,253) — (15,253)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 76,09 9 $ — $ 76,09 9
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 24,790 $ 24,754 $ 36 $ —
Bank of Montreal 371 335 — 36
Bank of New York 289 289 — —
Citigroup 3,857 3,857 — —
Commonwealth Bank of Australia 83 1 — 82
Credit Suisse 7 — 7 —
Goldman Sachs 33,106 33,106 — —
HSBC 504 288 198 18
JPMorgan Chase 9,544 9,070 — 474
Morgan Stanley 2,267 — 407 1,860
Royal Bank of Canada 303 303 — —
State Street 427 286 — 141
UBS 551 18 — 533
Total
$ 76,09 9 $ 72,307 $ 648 $ 3,144
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
838 Multi-Asset Growth Strategy Fund
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.
Consolidated Statement of Assets and Liabilities
(†)
— October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 987,962
Investments, at fair value(*)(>) ......................................................................................................................................................
1,067,956
Foreign currency holdings(^) ......................................................................................................................................................... 2,658
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 5,180
Receivables:
Dividends and interest ....................................................................................................................................................... 5,8 97
Dividends from affiliated funds .......................................................................................................................................... 5
Investments sold ................................................................................................................................................................ 74 , 670
Fund shares sold ................................................................................................................................................................ 405
From broker(a)(b)(c) ........................................................................................................................................................... 46 , 87 6
Variation margin on futures contracts ................................................................................................................................. 62
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 28,043
Credit default swap contracts, at fair value(+) ................................................................................................................................ 1,008
Total assets .................................................................................................................................................
1,232 , 76 0
Liabilities
Payables:
Due to custodian ................................................................................................................................................................ 674
Due to broker (d)(e) ............................................................................................................................................................ 26,33 6
Investments purchased ...................................................................................................................................................... 126 , 662
Fund shares redeemed ....................................................................................................................................................... 368
Accrued fees to affiliates .................................................................................................................................................... 804
Other accrued expenses ..................................................................................................................................................... 344
Variation margin on futures contracts ................................................................................................................................. 3,391
Deferred capital gains tax liability ..................................................................................................................................... 107
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 2,937
Options written, at fair value(x) ...................................................................................................................................................... 73,041
Payable upon return of securities loaned ....................................................................................................................................... 4,969
Total return swap contracts, at fair value( ∞ ) ................................................................................................................................... 5
Interest rate swap contracts, at fair value(•) ................................................................................................................................... 12,962
Credit default swap contracts, at fair value(+) ................................................................................................................................ 2,407
Total liabilities .............................................................................................................................................
255 , 00 7
Net Assets ............................................................................................................................................................
$ 977,753

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 839
Consolidated Statement of Assets and Liabilities, continued
(†)
— October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 12 3,870
Shares of beneficial interest ...........................................................................................................................................................
863
Additional paid-in capital ..............................................................................................................................................................
853,020
Net Assets ............................................................................................................................................................
$ 977,753
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.32
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 12.01
Class A — Net assets ............................................................................................................................................................. $ 1,979,932
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 174,947
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.16
Class C — Net assets ............................................................................................................................................................. $ 271,207
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 24,303
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.34
Class M — Net assets ............................................................................................................................................................ $ 164,992,510
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 14,544,234
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.33
Class S — Net assets ............................................................................................................................................................. $ 656,179,655
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 57,918,812
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 11.36
Class Y — Net assets ............................................................................................................................................................. $ 154,329,584
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 13,589,071
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,6 6 8
(x)     Premiums received on options written $ 68,511
(*)     Securities on loan included in investments $ 4,617
( ∞ )     Total return swap contracts - premiums paid (received) $ —
(•)     Interest rate swap contracts - premiums paid (received) $ 422
(+)     Credit default swap contracts - premiums paid (received) $ (1,454)
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 123,879
(a)     Receivable from Broker for Futures $ 35,869
(b)     Receivable from Broker for Swaps $ 9 , 976
(c)     Receivable from Broker for Forwards $ 1,03 1
(d)     Due to Broker for Swaps $ 20 , 52 9
(e)     Due to Broker for Options $ 5,807
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary. Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
840 Multi-Asset Growth Strategy Fund
Consolidated Statement of Operations
(†)
— For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 13,512
Dividends from affiliated funds ......................................................................................................................................... 92
Interest .............................................................................................................................................................................. 2,243
Securities lending income (net) ......................................................................................................................................... 69
Total investment income ...............................................................................................................................................................
15,916
Expenses
Advisory fees .................................................................................................................................................................... 10,463
Administrative fees ........................................................................................................................................................... 599
Custodian fees ................................................................................................................................................................... 517
Distribution fees - Class A ................................................................................................................................................ 5
Distribution fees - Class C ................................................................................................................................................ 2
Transfer agent fees - Class A ............................................................................................................................................ 4
Transfer agent fees - Class C ............................................................................................................................................. 1
Transfer agent fees - Class M ............................................................................................................................................ 403
Transfer agent fees - Class S ............................................................................................................................................. 1,761
Transfer agent fees - Class Y ............................................................................................................................................ 6
Professional fees ............................................................................................................................................................... 232
Registration fees ............................................................................................................................................................... 101
Shareholder servicing fees - Class C ................................................................................................................................. 1
Trustees’ fees .................................................................................................................................................................... 51
Printing fees ...................................................................................................................................................................... 116
Proxy fees ......................................................................................................................................................................... 46
Miscellaneous ................................................................................................................................................................... 50
Expenses before reductions .............................................................................................................................................. 14,358
Expense reductions ........................................................................................................................................................... (3,232)
Net expenses .................................................................................................................................................................................
11,126
Net investment income (loss) ........................................................................................................................................................
4,790
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 241,216
Investments in affiliated funds .......................................................................................................................................... (8)
Futures contracts .............................................................................................................................................................. (85,744)
Options written ................................................................................................................................................................. 1,780
Foreign currency exchange contracts ................................................................................................................................ 663
Total return swap contracts ............................................................................................................................................... 7,46 6
Interest rate swap contracts ............................................................................................................................................... (4,569)
Credit default swap contracts ............................................................................................................................................ (4,865)
Foreign currency-related transactions ............................................................................................................................... 484
Net realized gain (loss) ..................................................................................................................................................................
156,4 23
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 58,30 6
Investments in affiliated funds .......................................................................................................................................... 7
Futures contracts .............................................................................................................................................................. 10,560
Options written ................................................................................................................................................................. (4,585)
Foreign currency exchange contracts ................................................................................................................................ 4,108
Total return swap contracts ............................................................................................................................................... 2,33 4
Interest rate swap contracts ............................................................................................................................................... 12,224
Credit default swap contracts ............................................................................................................................................ 9,35 6
Foreign currency-related transactions ............................................................................................................................... (51 6 )

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 841
Consolidated Statement of Operations, continued
(†)
— For the Period Ended October
31, 2021
Amounts in thousands
Net change in unrealized appreciation (depreciation) ................................................................................................................... 91,79 4
Net realized and unrealized gain (loss) ......................................................................................................................................... 248,21 7
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 253,007
(†) The Statement of Operations is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
842 Multi-Asset Growth Strategy Fund
Consolidated Statements of Changes in Net Assets
(†)
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 4,790 $ 15,561
Net realized gain (loss) ...................................................................................................................... 156,4 23 (67,753)
Net change in unrealized appreciation (depreciation) ....................................................................... 91,79 4 (36,490)
Net increase (decrease) in net assets from operations ............................................................................. 253,007 (88,682)
Distributions
To shareholders
Class A .......................................................................................................................................... (6) (120)
Class C .......................................................................................................................................... ( — )
**
(29)
Class M ......................................................................................................................................... (1,188) (5,460)
Class S ........................................................................................................................................... (3,882) (39,755)
Class Y .......................................................................................................................................... (546) (4,063)
From return of capital .......................................................................................................................
Class A .......................................................................................................................................... — (6)
Class C .......................................................................................................................................... — (1)
Class M ......................................................................................................................................... — (909)
Class S ........................................................................................................................................... — (5,983)
Class Y .......................................................................................................................................... — (581)
Net decrease in net assets from distributions .......................................................................................... (5,622) (56,907)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (735,792) (294,451)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(488,407) (440,040)
Net Assets
Beginning of period .................................................................................................................................
1,466,160 1,906,200
End of period ..........................................................................................................................................
$ 977,753 $ 1,466,160

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 843
** Less than $500.
*** Less than 500 shares.
(†) The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Multi-Asset Growth Strategy Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.
Consolidated Statements of Changes in Net Assets, continued
(†)
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 101 $ 1,092 456 $ 4,652
Proceeds from reinvestment of distributions —
***
6 12 126
Payments for shares redeemed (101) (1,105) (496) (5,023)
Net increase (decrease)
—
***
(7) (28) (245)
Class C
Proceeds from shares sold 5 51 130 1,338
Proceeds from reinvestment of distributions —
***
—
**
3 30
Payments for shares redeemed (11) (117) (134) (1,356)
Net increase (decrease)
(6) (66) (1) 12
Class M
Proceeds from shares sold 10,915 116,340 3,566 34,566
Proceeds from reinvestment of distributions 108 1,188 636 6,369
Payments for shares redeemed (14,976) (165,840) (8,680) (85,762)
Net increase (decrease)
(3,953) (48,312) (4,478) (44,827)
Class S
Proceeds from shares sold 9,250 100,514 13,198 129,392
Proceeds from reinvestment of distributions 351 3,867 4,545 45,650
Payments for shares redeemed (75,285) (816,582) (54,834) (536,458)
Net increase (decrease)
(65,684) (712,201) (37,091) (361,416)
Class Y
Proceeds from shares sold 3,739 41,757 14,435 149,636
Proceeds from reinvestment of distributions 49 546 439 4,406
Payments for shares redeemed (1,570) (17,509) (4,504) (42,017)
Net increase (decrease)
2,218 24,794 10,370 112,025
Total increase (decrease)
(67,425) $ (735,792) (31,228) $ (294,451)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Financial Highlights — For the Periods Ended
(†)
See accompanying notes which are an integral part of the financial statements.
844 Multi-Asset Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of
Capital
Class A
October 31, 2021 9.54 —(f) 1.81 1.81 (.03) — —
October 31, 2020 10.33 .04 (.53) (.49) (.26) — (.04)
October 31, 2019 10.07 .17 .30 .47 (.16) (.05) —
October 31, 2018 10.59 .17 (.47) (.30) (.14) (.08) —
October 31, 2017(5) 10.48 .02 .09 .11 — — —
Class C
October 31, 2021 9.46 (.07) 1.78 1.71 (.01) — —
October 31, 2020 10.30 (.04) (.52) (.56) (.25) — (.03)
October 31, 2019 10.05 .10 .28 .38 (.08) (.05) —
October 31, 2018 10.58 .10 (.48) (.38) (.07) (.08) —
October 31, 2017(5) 10.48 .01 .09 .10 — — —
Class M
October 31, 2021 9.55 .05 1.79 1.84 (.05) — —
October 31, 2020 10.31 .10 (.53) (.43) (.28) — (.05)
October 31, 2019 10.06 .22 .27 .49 (.19) (.05) —
October 31, 2018 10.57 .21 (.47) (.26) (.17) (.08) —
October 31, 2017(3) 10.08 .12 .39 .51 (.02) — —
Class S
October 31, 2021 9.54 .04 1.79 1.83 (.04) — —
October 31, 2020 10.31 .09 (.54) (.45) (.27) — (.05)
October 31, 2019 10.05 .20 .29 .49 (.18) (.05) —
October 31, 2018 10.57 .20 (.48) (.28) (.16) (.08) —
October 31, 2017(2) 10.00 .10 .49 .59 (.02) — —
Class Y
October 31, 2021 9.55 .04 1.82 1.86 (.05) — —
October 31, 2020 10.32 .10 (.54) (.44) (.28) — (.05)
October 31, 2019 10.06 .22 .29 .51 (.20) (.05) —
October 31, 2018 10.58 .22 (.48) (.26) (.18) (.08) —
October 31, 2017(4) 10.44 .04 .12 .16 (.02) — —

See accompanying notes which are an integral part of the financial statements.
Multi-Asset Growth Strategy Fund 845
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.03) 11.32 19.03 1,980 1.44 1.20 .03 207
(.30) 9.54 (4.85) 1,668 1.46 1.18 .45 195
(.21) 10.33 4.70 2,092 1.46 1.18 1.68 172
(.22) 10.07 (2.93) 1,760 1.47 1.18 1.61 135
— 10.59 1.05 641 1.55 1.17 1.87 85
(.01) 11.16 18.11 271 2.19 1.95 (.69) 207
(.28) 9.46 (5.63) 289 2.21 1.93 (.40) 195
(.13) 10.30 3.84 324 2.21 1.93 1.01 172
(.15) 10.05 (3.66) 236 2.22 1.93 .91 135
— 10.58 .95 101 2.34 1.96 .44 85
(.05) 11.34 19.24 164,993 1.19 .85 .48 207
(.33) 9.55 (4.34) 176,565 1.20 .83 1.00 195
(.24) 10.31 4.97 236,943 1.22 .84 2.16 172
(.25) 10.06 (2.54) 103,129 1.22 .83 2.01 135
(.02) 10.57 5.11 43,713 1.35 .91 1.80 85
(.04) 11.33 19.22 656,179 1.20 .95 .37 207
(.32) 9.54 (4.52) 1,179,071 1.21 .93 .91 195
(.23) 10.31 4.96 1,656,511 1.21 .93 1.93 172
(.24) 10.05 (2.74) 2,128,773 1.21 .93 1.91 135
(.02) 10.57 5.93 1,572,829 1.29 1.01 1.49 85
(.05) 11.36 19.48 154,330 .99 .75 .39 207
(.33) 9.55 (4.36) 108,567 1.01 .73 1.03 195
(.25) 10.32 5.16 10,330 1.01 .74 2.15 172
(.26) 10.06 (2.56) 9,892 1.02 .73 2.07 135
(.02) 10.58 1.56 46,594 1.09 .73 1.97 85

Russell Investment Company
Multi-Asset Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
846 Multi-Asset Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 630,236
Administration fees 39,932
Distribution fees 593
Shareholder servicing fees 57
Transfer agent fees 126,714
Trustee fees 6,069
$ 803,601
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 8,660 $ 66,165 $ 69,856 $ — $ — $ 4,969 $ 3 $ —
U.S. Cash Management Fund 206,115 2,081,916 2,169,120 (8) 7 118,910 92 —
$ 214,775 $ 2,148,081 $ 2,238,976 $ (8) $ 7 $ 123,879 $ 95 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 1,005,687,004 $ 132,514,236 $ (64,461,027) $ 68,053,209 $ 46,130,743 $ 9,226,475
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 5,621,524 $ — $ — $ 49,426,279 $ — $ 7,480,307
Total distributable earnings (losses)
$ (1,768)
Additional paid-in capital
1,768

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
848 Multifactor U.S. Equity Fund
Multifactor U.S. Equity Fund
-
Class A
‡
Total
Return
1 Year 34 .02%
5 Years 15 .29%§
Inception* 13 .25%§
Multifactor U.S. Equity Fund
-
Class C
‡‡
Total
Return
1 Year 41 .06%
5 Years 16 .07%§
Inception* 12 .84%§
Multifactor U.S. Equity Fund
-
Class M
‡‡‡
Total
Return
1 Year 42.64%
5 Years 17.05%§
Inception* 13.55%§
Multifactor U.S. Equity Fund
-
Class R6
‡‡‡‡
Total
Return
1 Year 42 .78%
5 Years 17 .07%§
Inception* 13 .57%§
Multifactor U.S. Equity Fund
-
Class S
‡‡‡‡‡
Total
Return
1 Year 42 .49%
5 Years 16 .87%§
Inception* 13 .38%§
Multifactor U.S. Equity Fund
-
Class Y
Total
Return
1 Year 42 .74%
5 Years 17 .11%§
Inception* 13 .59%§
Russell 1000
®
Index**
Total
Return
1 Year 43 .51%
5 Years 19 .16%§
Inception* 14 .80%§

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Multifactor U.S. Equity Fund 849
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for the
Multifactor U.S. Equity Fund (the “Fund”), including developing the investment program for the Fund and managing the Fund’s
overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class C, Class M, Class R6, Class S and Class Y
Shares gained 42.16%, 41.06%, 42.64%, 42.78%, 42.49% and
42.74%, respectively. This is compared to the Fund’s benchmark, the Russell 1000
®
Index, which gained 43.51% during the fiscal
year. The Fund’s performance includes operating expenses,
whereas index returns are unmanaged and do not include
expenses of any kind.
For the fiscal year, the Morningstar
®
Large Blend Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 40.38%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Investor sentiment was positive during the fiscal year with
strong absolute returns in the U.S. market. Progression of
COVID-19 vaccine campaigns coupled with historic amounts of
fiscal stimulus, an accommodative Federal Reserve policy, and robust earnings growth aided in renewed levels of optimism in equities. In the market environment, stocks most closely tied to the economy, namely value and small cap-oriented equities, largely outperformed their growth and large cap peers. Energy and financials were the best performing sectors while consumer staples and utilities lagged.
How did the investment strategies and techniques employed
by the Fund affect its benchmark relative performance?
RIM seeks to achieve the Fund’s investment objective by managing the Fund’s overall exposures (such as lower volatility, momentum, growth, value, quality, defensive, dynamic, capitalization size, industry or sector). After RIM has determined the Fund’s target exposures, RIM identifies baskets of stocks and determines their weights within the Fund to seek to achieve those target exposures.
Over the fiscal year, the Fund maintained exposure to moderately-
priced securities with higher quality and lower market
capitalization. Overall, the impact of the Fund’s factor tilts on the
Fund’s performance was neutral. The tilts toward stocks with lower valuation and lower size contributed positively to performance while the tilts toward companies with higher quality detracted.
Sector allocation decisions had a neutral impact on performance over the fiscal year an overweight to the financials sector was rewarded while an underweight to the energy sector detracted.
Industry allocation decisions detracted from performance,
especially underweights to the automobiles, software, and oil, gas
& consumable fuels industries.
During the fiscal year, RIM partially equitized the Fund’s cash using index futures contracts to provide the Fund with greater market exposure and this strategy performed as intended.
Describe any changes to the Fund’s structure.
There were no significant changes to the Fund’s structure during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Multifactor U.S. Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
850 Multifactor U.S. Equity Fund
* Assumes initial investment on July 31, 2014.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The Fund’s performance inception date for Class A Shares was April 26, 2018. The returns shown for Class A Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class A Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%. Annual returns for each Class will differ only to the extent that the Class A Shares do not have the same expenses as Class Y Shares.
‡‡ The Fund’s performance inception date for Class C Shares was April 26, 2018. The returns shown for Class C Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class C Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class C Shares do not have the same expenses as the
Class Y Shares.
‡‡‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the
Class Y Shares.
‡‡‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the Class Y Shares.
‡‡‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the
Class Y Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Multifactor U.S. Equity Fund 851
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,087.60 $ 1,021.12
Expenses Paid During Period* $ 4.26 $ 4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,083.90 $ 1,017.34
Expenses Paid During Period* $ 8.19 $ 7.93
* Expenses are equal to the Fund's annualized expense ratio of 1.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,089.80 $ 1,023.14
Expenses Paid During Period* $ 2.16 $ 2.09
* Expenses are equal to the Fund's annualized expense ratio of 0.41%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
852 Multifactor U.S. Equity Fund
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,089.90 $ 1,023.24
Expenses Paid During Period* $ 2.05 $ 1.99
* Expenses are equal to the Fund's annualized expense ratio of 0.39%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,089.00 $ 1,022.38
Expenses Paid During Period* $ 2.95 $ 2.85
* Expenses are equal to the Fund's annualized expense ratio of 0.56%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,090.10 $ 1,023.39
Expenses Paid During Period* $ 1.90 $ 1.84
* Expenses are equal to the Fund's annualized expense ratio of 0.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 853
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.1%
Consumer Discretionary - 15.5%
Advance Auto Parts, Inc. 1,621 366
Amazon.com, Inc.(Æ) 7,088 23,905
Amerco , Inc. 386 284
AutoNation, Inc.(Æ) 4,615 559
AutoZone, Inc.(Æ) 668 1,192
Bath & Body Works, Inc.(Æ) 17,869 1,235
Best Buy Co., Inc. 12,744 1,558
BorgWarner, Inc. 9,156 413
Boyd Gaming Corp.(Æ) 4,914 313
Brunswick Corp. 4,836 450
Cable One, Inc. 114 195
Caesars Entertainment, Inc.(Æ) 2,478 271
Capri Holdings, Ltd.(Æ) 12,151 647
Carvana Co.(Æ) 1,230 373
Charter Communications, Inc. Class A(Æ) 431 291
Comcast Corp. Class A 122,908 6,321
Costco Wholesale Corp. 5,458 2,683
Darden Restaurants, Inc. 3,148 454
Dick's Sporting Goods, Inc. 5,714 710
Discovery, Inc. Class A(Æ)(Ñ) 11,270 264
DISH Network Corp. Class A(Æ) 9,840 404
Dollar General Corp. 4,322 957
Dollar Tree, Inc.(Æ) 10,346 1,115
DR Horton, Inc. 26,350 2,352
Five Below, Inc.(Æ) 960 189
Floor & Decor Holdings, Inc. Class A(Æ) 1,270 173
Foot Locker, Inc. 8,241 393
Ford Motor Credit Co. LLC 206,631 3,529
Fortune Brands Home & Security, Inc. 5,699 578
Fox Corp. Class A 29,313 1,165
Gap, Inc. (The) 18,270 415
Garmin, Ltd. 6,758 970
General Motors Co.(Æ) 52,113 2,837
Gentex Corp. 9,384 332
Genuine Parts Co. 7,137 936
Grand Canyon Education, Inc.(Æ) 3,605 287
H&R Block, Inc. 9,023 208
Hanesbrands, Inc. 6,916 118
Harley-Davidson, Inc. 13,239 483
Home Depot, Inc. (The) 14,287 5,311
IAC/InterActiveCorp.(Æ) 2,056 313
Interpublic Group of Cos., Inc. (The) 28,594 1,046
Kohl's Corp. 12,950 628
Lear Corp. 3,069 527
Leggett & Platt, Inc. 3,991 187
Lennar Corp. Class A 15,417 1,541
Liberty Broadband Corp. Class C(Æ) 685 111
Liberty Media Corp. Class C(Æ) 8,296 409
Lithia Motors, Inc. Class A 2,165 691
LKQ Corp. 22,479 1,238
Lowe's Cos., Inc. 10,480 2,450
Lululemon Athletica , Inc.(Æ) 1,003 467
Mattel, Inc.(Æ) 8,014 175
McDonald's Corp. 2,164 531
MGM Resorts International 5,885 278
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mohawk Industries, Inc.(Æ) 5,394 956
Netflix, Inc.(Æ) 4,100 2,830
New York Times Co. (The) Class A 7,004 382
Newell Rubbermaid, Inc. 31,451 720
News Corp. Class A 10,896 250
Nexstar Media Group, Inc. Class A 2,782 417
Nielsen Holdings PLC 12,984 263
Nike, Inc. Class B 12,563 2,102
Norton LifeLock Inc.(Æ) 22,250 566
nVent Electric PLC 6,878 244
NVR, Inc.(Æ) 187 915
Ollie's Bargain Outlet Holdings, Inc.(Æ) 1,828 124
Omnicom Group, Inc. 13,260 903
O'Reilly Automotive, Inc.(Æ) 600 373
Peloton Interactive, Inc. Class A(Æ) 4,277 391
Penske Automotive Group, Inc. 2,891 307
Petco Health & Wellness Co., Inc.(Æ)(Ñ) 11,474 284
Polaris, Inc. 2,638 303
Pool Corp. 1,538 792
PulteGroup, Inc. 14,463 695
PVH Corp. 4,433 485
Qurate Retail, Inc. Class A 30,739 321
Restoration Hardware(Æ) 314 207
Ross Stores, Inc. 7,297 826
Sensata Technologies Holding PLC(Æ) 5,184 286
Service Corp. International 4,005 274
Sirius XM Holdings, Inc.(Ñ) 49,327 300
Spotify Technology SA(Æ) 1,081 313
Starbucks Corp. 11,940 1,266
Tapestry, Inc. 20,107 784
Target Corp. 11,986 3,112
Tempur Sealy International, Inc. 15,529 691
Tesla, Inc.(Æ) 9,421 10,495
TJX Cos., Inc. (The) 14,044 920
Toll Brothers, Inc. 7,846 472
Tractor Supply Co. 2,703 587
Ulta Beauty, Inc.(Æ) 909 334
ViacomCBS , Inc. Class B 36,559 1,324
Victoria's Secret & Co.(Æ) 7,211 364
Walmart, Inc. 20,450 3,056
Walt Disney Co. (The)(Æ) 23,968 4,052
Wayfair, Inc. Class A(Æ)(Ñ) 1,517 378
Whirlpool Corp. 3,786 798
Williams-Sonoma, Inc. 6,198 1,151
YETI Holdings, Inc.(Æ) 2,278 224
Yum China Holdings, Inc. 10,049 574
Yum! Brands, Inc. 1,409 176
123,415
Consumer Staples - 5.2%
Albertsons Co., Inc. Class A(Ñ) 6,560 203
Altria Group, Inc. 11,455 505
Archer-Daniels-Midland Co. 40,430 2,597
Boston Beer Co., Inc. Class A(Æ) 442 218
Bunge, Ltd. 11,564 1,071
Campbell Soup Co. 15,434 617
Casey's General Stores, Inc. 3,663 702

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
854 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Church & Dwight Co., Inc. 3,296 288
Clorox Co. (The) 2,633 429
Coca-Cola Co. (The) 33,876 1,910
Colgate-Palmolive Co. 3,818 291
ConAgra Foods, Inc. 15,379 495
Constellation Brands, Inc. Class A 1,725 374
CVS Health Corp. 42,398 3,785
Estee Lauder Cos., Inc. (The) Class A 4,009 1,300
Flowers Foods, Inc. 15,734 389
General Mills, Inc. 31,397 1,940
Herbalife Nutrition, Ltd.(Æ) 7,258 337
Hershey Co. (The) 3,393 595
Hormel Foods Corp. 8,121 344
Ingredion, Inc. 5,002 476
JM Smucker Co. (The) 8,731 1,073
Kellogg Co. 11,944 732
Keurig Dr Pepper, Inc. 2,126 77
Kimberly-Clark Corp. 5,226 677
Kraft Heinz Foods Co. 35,274 1,266
Kroger Co. (The) 38,870 1,556
McCormick & Co., Inc. 3,152 253
Molson Coors Beverage Co. Class B 7,021 310
Mondelez International, Inc. Class A 19,815 1,204
Monster Beverage Corp.(Æ) 5,520 469
PepsiCo, Inc. 17,143 2,770
Philip Morris International, Inc. 36,611 3,461
Pilgrim's Pride Corp.(Æ) 5,757 162
Post Holdings, Inc.(Æ) 1,186 120
Procter & Gamble Co. (The) 30,666 4,384
Reynolds Consumer Products, Inc. 3,726 101
Spectrum Brands Holdings, Inc. 3,423 321
Tyson Foods, Inc. Class A 18,570 1,485
US Foods Holding Corp.(Æ) 22,099 766
Walgreens Boots Alliance, Inc. 29,893 1,406
41,459
Energy - 1.9%
Cabot Oil & Gas Corp. 9,687 207
Chevron Corp. 12,387 1,418
Continental Resources, Inc.(Ñ) 6,163 301
Devon Energy Corp. 22,459 900
Diamondback Energy, Inc. 7,883 845
EOG Resources, Inc. 20,384 1,885
Exxon Mobil Corp. 48,559 3,130
Hess Corp. 4,849 400
Kinder Morgan, Inc. 58,197 975
Marathon Oil Corp. 37,805 617
Marathon Petroleum Corp. 18,718 1,234
ONEOK, Inc. 27,079 1,723
Schlumberger, Ltd. 31,386 1,013
Targa Resources Corp. 7,443 407
Texas Pacific Land Corp. 154 196
Xcel Energy, Inc. 4,603 297
15,548
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Financial Services - 16.5%
Affiliated Managers Group, Inc. 1,040 175
Aflac, Inc. 35,200 1,889
Air Lease Corp. Class A 2,197 88
Alexandria Real Estate Equities, Inc.(ö) 960 196
Alleghany Corp.(Æ) 146 95
Alliance Data Systems Corp. 4,523 386
Allstate Corp. (The) 16,738 2,070
Ally Financial, Inc. 20,846 995
American Express Co. 6,206 1,078
American Financial Group, Inc. 1,576 214
American Homes 4 Rent Class A(ö) 2,701 110
American International Group, Inc. 24,076 1,423
American Tower Corp.(ö) 1,141 322
Ameriprise Financial, Inc. 4,830 1,459
Annaly Capital Management, Inc.(ö) 14,181 120
Arch Capital Group, Ltd.(Æ) 9,219 386
Assurant, Inc. 550 89
Athene Holding, Ltd. Class A(Æ) 5,034 438
Bank of America Corp. 141,455 6,759
Bank of New York Mellon Corp. (The) 31,543 1,867
Berkshire Hathaway, Inc. Class B(Æ) 37,320 10,712
BlackRock, Inc. Class A 1,444 1,362
Blackstone Group, Inc. (The) Class A 2,047 283
Brighthouse Financial, Inc.(Æ) 2,736 137
Brixmor Property Group, Inc.(ö) 9,913 232
Brown & Brown, Inc. 2,723 172
Camden Property Trust(ö) 1,169 191
Capital One Financial Corp. 19,048 2,877
Cboe Global Markets, Inc. 4,037 533
CBRE Group, Inc. Class A(Æ) 20,839 2,169
Charles Schwab Corp. (The) 18,031 1,479
Chubb, Ltd. 13,798 2,696
Cincinnati Financial Corp. 1,987 241
Citigroup, Inc. 41,951 2,901
Citizens Financial Group, Inc. 19,838 940
Comerica, Inc. 5,232 445
CoreSite Realty Corp. Class A(ö) 870 124
Crown Castle International Corp.(ö) 1,491 269
CubeSmart (ö) 3,425 188
Digital Realty Trust, Inc.(ö) 1,484 234
Discover Financial Services 17,171 1,946
Duke Realty Corp.(ö) 3,943 222
East West Bancorp, Inc. 7,379 586
Equifax, Inc. 2,559 710
Equinix , Inc.(Æ)(ö) 330 276
Equitable Holdings, Inc. 12,709 426
Equity LifeStyle Properties, Inc. Class A(ö) 2,899 245
Everest Re Group, Ltd. 1,128 295
Extra Space Storage, Inc.(ö) 2,488 491
Fidelity National Financial, Inc. 8,366 401
Fifth Third Bancorp 26,703 1,162
First American Financial Corp. 3,276 240
FleetCor Technologies, Inc.(Æ) 405 100
Franklin Resources, Inc. 11,586 365
Global Payments, Inc. 289 41
Globe Life, Inc.(Æ) 2,404 214

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 855
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goldman Sachs Group, Inc. (The) 11,570 4,782
Hartford Financial Services Group, Inc. 11,399 831
Healthpeak Properties, Inc.(ö) 4,003 142
Host Hotels & Resorts, Inc.(Æ)(ö) 14,370 242
Huntington Bancshares, Inc. 23,297 367
Invesco, Ltd. 14,821 377
Invitation Homes, Inc.(ö) 3,963 163
Jefferies Financial Group, Inc.(Æ) 5,383 231
Jones Lang LaSalle, Inc.(Æ) 3,494 902
JPMorgan Chase & Co. 58,712 9,975
KeyCorp 36,331 845
Kimco Realty Corp.(ö) 35,719 807
KKR & Co., Inc. Class A 15,271 1,217
Lazard, Ltd. Class A 2,386 117
Life Storage, Inc.(Æ)(ö) 1,931 258
Lincoln National Corp. 5,679 410
Loews Corp. 7,792 437
LPL Financial Holdings, Inc. 2,218 364
M&T Bank Corp. 3,636 535
Marsh & McLennan Cos., Inc. 805 134
MasterCard, Inc. Class A 8,666 2,908
MetLife, Inc. 29,769 1,869
MGIC Investment Corp. 15,038 243
Mid-America Apartment Communities, Inc.
(ö) 1,038 212
Morgan Stanley 44,914 4,616
New York Community Bancorp, Inc. 22,237 276
Northern Trust Corp. 11,997 1,476
Old Republic International Corp. 6,895 178
OneMain Holdings, Inc.(Æ) 2,166 114
PayPal Holdings, Inc.(Æ) 12,502 2,908
Pinnacle Financial Partners, Inc. 1,658 160
PNC Financial Services Group, Inc. (The) 14,443 3,048
Primerica, Inc. 1,046 176
Principal Financial Group, Inc. 15,899 1,067
Progressive Corp. (The) 19,007 1,803
Prologis, Inc.(ö) 3,483 505
Prudential Financial, Inc. 16,222 1,785
Public Storage(ö) 1,989 661
Raymond James Financial, Inc. 13,465 1,328
Realty Income Corp.(ö) 2,243 160
Regions Financial Corp. 43,196 1,023
SBA Communications Corp.(ö) 254 88
Simon Property Group, LP(ö) 6,645 974
State Street Corp. 13,714 1,352
SVB Financial Group(Æ) 2,000 1,435
Synchrony Financial 27,294 1,268
Synovus Financial Corp. 3,002 140
T. Rowe Price Group, Inc. 2,684 582
TransUnion 1,055 122
Travelers Cos., Inc. (The) 12,972 2,087
Truist Financial Corp. 47,080 2,988
Unum Group 5,523 141
US Bancorp 43,408 2,621
Visa, Inc. Class A 21,711 4,598
Voya Financial, Inc. 1,947 136
Wells Fargo & Co. 79,307 4,057
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Welltower , Inc.(ö) 4,587 369
Western Alliance Bancorp 3,310 384
Western Union Co. (The) 12,017 219
Weyerhaeuser Co.(ö) 7,991 285
Willis Towers Watson PLC 4,610 1,117
WP Carey, Inc.(ö) 1,744 134
WR Berkley Corp. 6,167 491
Zions Bancorp NA 1,676 106
131,410
Health Care - 10.2%
10x Genomics, Inc. Class A(Æ) 1,581 255
Abbott Laboratories 11,556 1,489
AbbVie, Inc. 24,664 2,828
Acadia Healthcare Co., Inc.(Æ) 1,978 123
Agilent Technologies, Inc. 7,134 1,124
Align Technology, Inc.(Æ) 2,156 1,346
Amedisys , Inc.(Æ) 1,362 231
AmerisourceBergen Corp. Class A 7,060 861
Amgen, Inc. 7,180 1,486
Anthem, Inc. 9,084 3,953
AstraZeneca PLC - ADR 5,808 362
Avantor , Inc.(Æ) 9,659 390
Baxter International, Inc. 6,077 480
Becton Dickinson and Co. 1,507 361
Biogen, Inc.(Æ) 2,259 602
Bio-Rad Laboratories, Inc. Class A(Æ) 336 267
Boston Scientific Corp.(Æ) 13,204 569
Bristol-Myers Squibb Co. 6,655 389
Cardinal Health, Inc. 13,463 644
Centene Corp.(Æ) 22,677 1,616
Cerner Corp. 7,545 561
Charles River Laboratories International,
Inc.(Æ) 1,769 794
Chemed Corp. 436 210
Cigna Corp. 14,394 3,075
Cooper Cos., Inc. (The) 984 410
DaVita HealthCare Partners, Inc.(Æ) 4,371 451
Dentsply Sirona, Inc. 5,228 299
Edwards Lifesciences Corp.(Æ) 9,628 1,154
Eli Lilly & Co. 3,057 779
Encompass Health Corp.(Æ) 1,022 65
Envista Holdings Corp.(Æ) 7,324 286
Exelixis , Inc.(Æ) 15,607 336
Gilead Sciences, Inc. 7,859 510
Globus Medical, Inc. Class A(Æ) 3,559 275
HCA Healthcare, Inc. 12,657 3,170
Henry Schein, Inc.(Æ) 12,722 971
Hill-Rom Holdings, Inc. 2,514 389
Hologic , Inc.(Æ) 2,816 206
Humana, Inc. 4,502 2,085
Icon PLC(Æ) 514 147
ICU Medical, Inc.(Æ) 397 93
IDEXX Laboratories, Inc.(Æ) 956 637
Illumina, Inc.(Æ) 1,336 555
Intuitive Surgical, Inc.(Æ) 5,286 1,909
IQVIA, Inc.(Æ) 2,686 702

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
856 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Jazz Pharmaceuticals PLC(Æ) 1,492 198
Johnson & Johnson 40,220 6,552
Laboratory Corp. of America Holdings(Æ) 5,535 1,589
Masimo Corp.(Æ) 881 250
McKesson Corp. 5,671 1,179
Medtronic PLC 7,433 891
Merck & Co., Inc. 25,468 2,242
Moderna , Inc.(Æ) 2,523 871
Molina Healthcare, Inc.(Æ) 1,536 454
Organon & Co. 3,251 119
Pfizer, Inc. 109,726 4,799
Quest Diagnostics, Inc. 7,741 1,136
Quidel Corp.(Æ) 1,061 141
Regeneron Pharmaceuticals, Inc.(Æ) 1,121 717
Repligen Corp.(Æ) 1,066 310
ResMed , Inc. 3,564 937
STERIS PLC 1,947 455
Stryker Corp. 4,645 1,236
Syneos Health, Inc. Class A(Æ) 3,736 349
Teleflex, Inc. 337 120
Thermo Fisher Scientific, Inc. 2,681 1,697
United Therapeutics Corp.(Æ) 4,320 824
UnitedHealth Group, Inc. 18,549 8,542
Universal Health Services, Inc. Class B 5,556 689
Veeva Systems, Inc. Class A(Æ) 4,350 1,379
Vertex Pharmaceuticals, Inc.(Æ) 1,873 346
Viatris , Inc. 60,081 802
West Pharmaceutical Services, Inc. 3,405 1,464
Zoetis, Inc. Class A 6,026 1,303
81,036
Materials and Processing - 4.9%
Acuity Brands, Inc. 3,214 660
Air Products & Chemicals, Inc. 1,400 420
Albemarle Corp. 4,997 1,252
Amcor PLC 48,889 590
AptarGroup, Inc. 2,425 293
Berry Plastics Group, Inc.(Æ) 6,333 415
Builders FirstSource , Inc.(Æ) 17,302 1,008
Carrier Global Corp. 13,938 728
Celanese Corp. Class A 6,339 1,024
CF Industries Holdings, Inc. 7,788 442
Chemours Co. (The) 10,639 298
Copart , Inc.(Æ) 8,038 1,248
Crown Holdings, Inc. 8,000 832
Dow, Inc. 29,684 1,660
DowDuPont , Inc. 27,940 1,944
Eagle Materials, Inc. 2,168 322
Eastman Chemical Co. 10,080 1,049
Ecolab, Inc. 1,904 423
Element Solutions, Inc.(Æ) 6,819 155
Fastenal Co. 11,202 639
FMC Corp. 1,833 167
Freeport-McMoRan, Inc. 25,312 955
General Electric Co. 3,158 331
Graphic Packaging Holding Co. 11,124 222
Huntsman Corp. 13,564 442
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
International Flavors & Fragrances, Inc. 1,489 220
International Paper Co. 35,053 1,740
ITT, Inc. 1,974 186
Louisiana-Pacific Corp. 8,941 527
LyondellBasell Industries Class A 17,528 1,627
Martin Marietta Materials, Inc. 664 261
Masco Corp. 6,378 418
Mosaic Co. (The) 16,842 700
NewMarket Corp. 220 75
Newmont Corp. 14,793 799
Nucor Corp. 18,994 2,120
Olin Corp. 4,382 250
Owens Corning 7,151 668
Packaging Corp. of America 8,405 1,155
PPG Industries, Inc. 6,054 972
Reliance Steel & Aluminum Co. 6,070 887
RPM International, Inc. 1,878 164
Sealed Air Corp. 8,637 512
Sherwin-Williams Co. (The) 4,187 1,326
Silgan Holdings, Inc. 1,496 60
Sonoco Products Co. 6,072 352
Steel Dynamics, Inc. 19,250 1,272
Sylvamo Corp.(Æ) 3,186 90
Terminix Global Holdings, Inc.(Æ) 2,905 118
Timken Co. (The) 5,569 395
Trane Technologies PLC 6,846 1,239
Trex Co., Inc.(Æ) 3,883 413
United States Steel Corp. 11,931 315
Univar Solutions, Inc. - ADR(Æ) 9,718 249
Valmont Industries, Inc. 1,525 364
Valvoline, Inc. 10,659 362
Vulcan Materials Co. 2,036 387
Watsco , Inc. 1,466 425
Westlake Chemical Corp. 1,494 145
Westrock Co. 11,206 539
38,851
Producer Durables - 9.5%
3M Co. 11,259 2,012
AGCO Corp. 5,587 683
Ametek , Inc. 7,174 950
AO Smith Corp. 5,624 411
Aptiv PLC(Æ) 6,896 1,192
Automatic Data Processing, Inc. 5,883 1,321
Avalara, Inc.(Æ) 1,865 335
Avery Dennison Corp. 2,308 502
Carlisle Cos., Inc. 3,039 677
Caterpillar, Inc. 5,810 1,185
CH Robinson Worldwide, Inc. 4,499 436
Cintas Corp. 2,437 1,055
CoStar Group, Inc.(Æ) 8,616 741
Crane Co. 4,280 442
CSX Corp. 17,578 636
Cummins, Inc. 11,545 2,770
Danaher Corp. 5,511 1,718
Darling Ingredients, Inc.(Æ) 3,004 254
Deere & Co. 2,858 978

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 857
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Donaldson Co., Inc. 2,305 138
Dover Corp. 3,545 599
Eaton Corp. PLC 8,482 1,397
Emerson Electric Co. 12,864 1,248
Expeditors International of Washington, Inc. 9,702 1,196
FedEx Corp. 9,879 2,328
Fortive Corp. 17,034 1,290
Generac Holdings, Inc.(Æ) 1,519 757
General Dynamics Corp. 7,364 1,493
Graco , Inc. 7,498 564
GXO Logistics, Inc.(Æ) 2,888 256
HEICO Corp. 857 119
Honeywell International, Inc. 6,041 1,321
Howmet Aerospace, Inc. 7,110 211
Hubbell, Inc. Class B 2,493 497
Huntington Ingalls Industries, Inc. 1,443 293
IDEX Corp. 3,612 804
Illinois Tool Works, Inc. 5,073 1,156
Ingersoll Rand, Inc. 4,090 220
Jacobs Engineering Group, Inc. 6,655 934
JB Hunt Transport Services, Inc. 1,545 305
Johnson Controls International PLC 31,529 2,314
Keysight Technologies, Inc.(Æ) 7,065 1,272
Kirby Corp.(Æ) 2,098 110
Knight-Swift Transportation Holdings, Inc.
(Æ) 5,576 316
L3Harris Technologies, Inc. 5,699 1,314
Landstar System, Inc. 943 166
Lincoln Electric Holdings, Inc. 2,244 320
Littelfuse , Inc. 1,279 377
Lockheed Martin Corp. 3,577 1,189
ManpowerGroup , Inc. 5,260 508
MasTec , Inc.(Æ) 5,103 455
Mettler -Toledo International, Inc.(Æ) 474 702
Middleby Corp.(Æ) 2,914 532
MSC Industrial Direct Co., Inc. Class A 2,696 227
National Instruments Corp. 1,491 63
Nordson Corp. 623 158
Norfolk Southern Corp. 3,355 983
Northrop Grumman Corp. 5,032 1,798
Old Dominion Freight Line, Inc. 4,014 1,370
Oshkosh Corp. 6,175 661
Otis Worldwide Corp. 5,435 436
PACCAR Financial Corp. 16,144 1,447
Parker-Hannifin Corp. 4,950 1,468
Paychex, Inc. 10,695 1,318
Pentair PLC 5,866 434
Quanta Services, Inc. 12,174 1,476
Regal Beloit Corp. 2,742 418
Republic Services, Inc. Class A 2,052 276
Robert Half International, Inc. 5,093 576
Rockwell Automation, Inc. 1,449 463
Rollins, Inc. 4,610 162
Roper Technologies, Inc. 406 198
Ryder System, Inc. 4,745 403
S&P Global, Inc. 229 109
Snap-on, Inc. 4,489 912
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Square, Inc. Class A(Æ) 4,032 1,026
Stanley Black & Decker, Inc. 10,706 1,924
Teledyne Technologies, Inc.(Æ) 474 213
Textron, Inc. 18,149 1,340
Toro Co. (The) 3,560 340
Travel + Leisure Co.(Æ) 5,047 274
Trimble Navigation, Ltd.(Æ) 10,986 960
Union Pacific Corp. 2,130 514
United Parcel Service, Inc. Class B 8,389 1,791
United Rentals, Inc.(Æ) 5,616 2,129
Verisk Analytics, Inc. Class A 1,946 409
Waste Management, Inc. 6,230 998
Waters Corp.(Æ) 1,847 679
Westinghouse Air Brake Technologies Corp. 4,274 388
WW Grainger, Inc. 847 392
Xerox Holdings Corp. 5,514 98
XPO Logistics, Inc.(Æ) 2,888 248
Xylem, Inc. 3,889 508
Zebra Technologies Corp. Class A(Æ) 2,109 1,126
75,712
Technology - 29.3%
Accenture PLC Class A 6,693 2,401
Activision Blizzard, Inc. 11,921 932
Adobe, Inc.(Æ) 6,698 4,356
Advanced Micro Devices, Inc.(Æ) 11,450 1,377
Akamai Technologies, Inc.(Æ) 2,151 227
Allegion PLC 1,694 217
Alphabet, Inc. Class A(Æ) 7,754 22,959
Alphabet, Inc. Class C(Æ) 2,353 6,978
Amdocs, Ltd. 6,444 502
Amphenol Corp. Class A 15,820 1,215
Analog Devices, Inc. 12,246 2,125
Anaplan, Inc.(Æ) 4,290 280
Ansys , Inc.(Æ) 2,653 1,007
Apple, Inc. 268,467 40,217
Applied Materials, Inc. 16,200 2,214
Arista Networks, Inc.(Æ) 2,632 1,078
Arrow Electronics, Inc.(Æ) 6,674 773
Atlassian Corp. PLC Class A(Æ) 2,201 1,008
Avnet, Inc. 9,017 344
Bill.com Holdings, Inc.(Æ) 1,598 470
Bio Techne Corp.(Æ) 1,377 721
Black Knight, Inc.(Æ) 2,011 141
Broadcom, Inc. 2,421 1,287
Broadridge Financial Solutions, Inc. 1,481 264
Brooks Automation, Inc. 4,267 497
CACI International, Inc. Class A(Æ) 580 167
Cadence Design Systems, Inc.(Æ) 9,044 1,566
CDW Corp. 3,659 683
Ciena Corp.(Æ) 7,070 384
Cisco Systems, Inc. 71,903 4,024
Citrix Systems, Inc. 1,036 98
Cloudflare , Inc. Class A(Æ) 5,399 1,051
Cognex Corp. 5,824 510
Cognizant Technology Solutions Corp. Class
A 16,666 1,301

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
858 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CommScope Holding Co., Inc.(Æ) 18,247 195
Concentrix Corp. 2,913 518
Corning, Inc. 40,758 1,450
Corteva , Inc. 47,218 2,037
Crowdstrike Holdings, Inc. Class A(Æ) 5,397 1,521
Dell Technologies, Inc. Class C(Æ) 12,770 1,405
Dolby Laboratories, Inc. Class A 1,887 167
DXC Technology Co.(Æ) 21,136 688
Elastic NV(Æ) 2,177 378
Electronic Arts, Inc. 3,485 489
Entegris , Inc. 4,218 594
EPAM Systems, Inc.(Æ) 2,104 1,416
F5 Networks, Inc.(Æ) 1,943 410
Fair Isaac Corp.(Æ) 517 206
Fastly , Inc. Class A(Æ) 1,165 59
Fidelity National Information Services, Inc. 5,462 605
Fiserv, Inc.(Æ) 4,040 398
Five9, Inc.(Æ) 2,073 328
Fortinet, Inc.(Æ) 5,599 1,883
Gartner, Inc.(Æ) 2,529 839
Genpact , Ltd. 1,325 65
Globant SA(Æ) 1,379 440
Hewlett Packard Enterprise Co. Class H 116,674 1,709
HP, Inc. 81,355 2,467
HubSpot , Inc.(Æ) 1,111 900
Intel Corp. 86,721 4,249
Intuit, Inc. 3,775 2,363
IPG Photonics Corp.(Æ) 350 56
Jabil Circuit, Inc. 9,274 556
Jack Henry & Associates, Inc. 1,329 221
Juniper Networks, Inc. 22,391 661
KLA Corp. 4,423 1,649
Lam Research Corp. 2,633 1,484
Leidos Holdings, Inc. 3,866 387
Lumentum Holdings, Inc. Class E(Æ) 1,219 101
Lyft, Inc. Class A(Æ) 4,317 198
Mandiant , Inc.(Æ) 4,876 85
Manhattan Associates, Inc.(Æ) 2,909 528
Media General, Inc.(Æ)(Š) 1,092 —
Meta Platforms, Inc. Class A(Æ) 36,911 11,943
Microchip Technology, Inc. 3,472 257
Micron Technology, Inc. 24,942 1,723
Microsoft Corp. 127,120 42,157
MKS Instruments, Inc. 4,832 725
Monolithic Power Systems, Inc. 1,137 597
Motorola Solutions, Inc. 5,491 1,365
MSCI, Inc. Class A 483 321
NCR Corp.(Æ) 11,586 458
NetApp, Inc. 5,718 511
Nuance Communications, Inc.(Æ) 7,127 392
NVIDIA Corp. 37,593 9,611
NXP Semiconductors NV 1,381 277
Okta , Inc.(Æ) 1,471 364
ON Semiconductor Corp.(Æ) 18,397 884
Oracle Corp. 22,470 2,156
Paycom Software, Inc.(Æ) 1,427 782
Pinterest, Inc. Class A(Æ) 7,056 315
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PTC, Inc.(Æ) 2,807 357
Qorvo , Inc.(Æ) 4,224 711
QUALCOMM, Inc. 7,434 989
Raytheon Technologies Corp. 31,579 2,806
Roku, Inc.(Æ) 2,235 681
Salesforce.com, Inc.(Æ) 9,973 2,989
Science Applications International Corp. 1,080 97
Skyworks Solutions, Inc. 4,971 831
Smartsheet , Inc. Class A(Æ) 3,071 212
SS&C Technologies Holdings, Inc. 8,770 697
SYNNEX Corp. 4,383 460
Synopsys, Inc.(Æ) 3,653 1,217
Take-Two Interactive Software, Inc.(Æ) 1,449 262
Teradata Corp.(Æ) 6,171 349
Teradyne, Inc. 5,995 829
Texas Instruments, Inc. 14,476 2,714
Tyler Technologies, Inc.(Æ) 1,985 1,078
Ubiquiti, Inc. 553 169
Unity Software, Inc.(Æ) 1,490 225
Vimeo, Inc.(Æ) 3,339 113
VMware, Inc. Class A(Æ)(Ñ) 2,068 314
Western Digital Corp.(Æ) 15,949 834
Workday, Inc. Class A(Æ) 3,054 886
Xilinx, Inc. 4,262 767
Zoom Video Communications, Inc. Class
A(Æ) 3,087 848
233,352
Utilities - 4.1%
Alliant Energy Corp. 4,441 251
Ameren Corp. 3,420 288
American Electric Power Co., Inc. 17,976 1,523
American Water Works Co., Inc. 1,310 228
APA Corp. 12,281 322
AT&T, Inc. 142,960 3,610
Atmos Energy Corp. 7,974 735
Avangrid , Inc. 5,223 275
Cheniere Energy, Inc. 2,746 284
CMS Energy Corp. 4,365 263
Consolidated Edison Co., Inc. 16,735 1,262
Dominion Energy, Inc. 5,764 438
DT Midstream, Inc. 5,040 242
DTE Energy Co. 9,815 1,113
Duke Energy Corp. 7,655 781
Edison International 3,505 221
Entergy Corp. 10,166 1,047
Essential Utilities, Inc. 2,076 98
Evergy , Inc. 6,998 446
Eversource Energy 2,983 253
Exelon Corp. 39,571 2,105
FirstEnergy Corp. 14,439 556
Hawaiian Electric Industries, Inc. 5,775 234
IDACORP, Inc. 2,620 273
International Business Machines Corp. 21,399 2,677
Lumen Technologies, Inc. 76,275 905
MDU Resources Group, Inc. 10,801 332
National Fuel Gas Co. 3,411 196

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 859
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NextEra Energy, Inc. 5,558 474
NiSource, Inc. 8,418 208
NRG Energy, Inc. 6,723 268
OGE Energy Corp. 10,301 351
Pinnacle West Capital Corp. 5,625 363
PPL Corp. 11,945 344
Public Service Enterprise Group, Inc. 24,775 1,581
Sempra Energy 10,955 1,398
Southern Co. (The) 19,312 1,204
T-Mobile USA, Inc.(Æ) 5,258 605
UGI Corp. 6,830 296
Verizon Communications, Inc. 84,651 4,485
WEC Energy Group, Inc.(Æ) 3,663 330
32,865
Total Common Stocks
(cost $469,552) 773,648
Short-Term Investments - 2.9%
U.S. Cash Management Fund(@) 22,990,613
(∞)
22,986
Total Short-Term Investments
(cost $22,986) 22,986
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 1,945,575
(∞)
1,946
Total Other Securities
(cost $1,946) 1,946
Total Investments - 100.2%
(identified cost $494,484) 798,580
Other Assets and Liabilities, Net
- (0.2)%
(1,313)
Net Assets - 100.0%
797,267

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
860 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 69 USD 15,860 12/21 490
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 490
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 123,415 $ — $ —
$ —
$ 123,415 15 .5
Consumer Staples 41,459 — —
—
41,459 5 .2
Energy 15,548 — —
—
15,548 1 .9
Financial Services 131,410 — —
—
131,410 16 .5
Health Care 81,036 — —
—
81,036 10 .2
Materials and Processing 38,851 — —
—
38,851 4 .9
Producer Durables 75,712 — —
—
75,712 9 .5
Technology 233,352 — —
—
233,352 29 .3
Utilities 32,865 — —
—
32,865 4 .1
Short-Term Investments — — — 22,986 22,986 2 .9
Other Securities — — — 1,946 1,946 0 .2
Total Investments 773,648 — — 24,932 798,580 100 .2
Other Assets and Liabilities, Net
(0 .2)
100 .0
Other Financial Instruments
Assets
Futures Contracts 490 — — — 490 0 .1
Total Other Financial Instruments
*
$ 490 $ — $ — $ — $ 490
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.

Russell Investment Company
Multifactor U.S. Equity Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 861
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 490
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,967
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 906
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
862 Multifactor U.S. Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,896 $ — $ 1,896
Total Financial and Derivative Assets
1,896 — 1,896
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,896 $ — $ 1,896
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 198 $ — $ 198 $ —
Barclays
500 — 500 —
Citigroup
279 — 279 —
HSBC
626 — 626 —
Wells Fargo
293 — 293 —
Total
$ 1,896 $ — $ 1,896 $ —
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 863
xt
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 494,484
Investments, at fair value(*)(>) ......................................................................................................................................................
798,580
Receivables:
Dividends and interest ....................................................................................................................................................... 581
Dividends from affiliated funds .......................................................................................................................................... 1
Fund shares sold ................................................................................................................................................................ 246
From broker(a) ................................................................................................................................................................... 336
Variation margin on futures contracts ................................................................................................................................. 491
Total assets .................................................................................................................................................
800,235
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 688
Accrued fees to affiliates .................................................................................................................................................... 237
Other accrued expenses ..................................................................................................................................................... 97
Payable upon return of securities loaned ....................................................................................................................................... 1,946
Total liabilities .............................................................................................................................................
2,968
Net Assets ............................................................................................................................................................
$ 797,267

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
864 Multifactor U.S. Equity Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 342,59 1
Shares of beneficial interest ...........................................................................................................................................................
447
Additional paid-in capital ..............................................................................................................................................................
454,22 9
Net Assets ............................................................................................................................................................
$ 797,267
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 17.74
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 18.82
Class A — Net assets ............................................................................................................................................................. $ 10,672,353
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 601,673
Net asset value per share: Class C(#) ............................................................................................................................................. $ 17.95
Class C — Net assets ............................................................................................................................................................. $ 2,922,173
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 162,827
Net asset value per share: Class M(#) ............................................................................................................................................ $ 17.86
Class M — Net assets ............................................................................................................................................................ $ 22,360,557
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,251,902
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 17.86
Class R6 — Net assets ........................................................................................................................................................... $ 442,504
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 24,779
Net asset value per share: Class S(#) .............................................................................................................................................. $ 17.84
Class S — Net assets ............................................................................................................................................................. $ 126,657,622
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 7,099,638
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 17.85
Class Y — Net assets ............................................................................................................................................................. $ 634,211,682
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 35,533,454
Amounts in thousands
(*)     Securities on loan included in investments $ 1,896
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 24,932
(a)     Receivable from Broker for Futures $ 336
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 865
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 9,836
Dividends from affiliated funds ......................................................................................................................................... 11
Securities lending income (net) ......................................................................................................................................... 8
Total investment income ...............................................................................................................................................................
9,855
Expenses
Advisory fees .................................................................................................................................................................... 2,005
Administrative fees ........................................................................................................................................................... 322
Custodian fees ................................................................................................................................................................... 122
Distribution fees - Class A ................................................................................................................................................ 25
Distribution fees - Class C ................................................................................................................................................ 20
Transfer agent fees - Class A ............................................................................................................................................ 20
Transfer agent fees - Class C ............................................................................................................................................. 5
Transfer agent fees - Class M ............................................................................................................................................ 37
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 235
Transfer agent fees - Class Y ............................................................................................................................................ 23
Professional fees ............................................................................................................................................................... 90
Registration fees ............................................................................................................................................................... 99
Shareholder servicing fees - Class C ................................................................................................................................. 7
Trustees’ fees .................................................................................................................................................................... 26
Printing fees ...................................................................................................................................................................... 33
Proxy fees ......................................................................................................................................................................... 32
Miscellaneous ................................................................................................................................................................... 16
Expenses before reductions .............................................................................................................................................. 3,117
Expense reductions ........................................................................................................................................................... (403)
Net expenses .................................................................................................................................................................................
2,714
Net investment income (loss) ........................................................................................................................................................
7,141
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 45,569
Futures contracts .............................................................................................................................................................. 2,967
Net realized gain (loss) ..................................................................................................................................................................
48,536
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 157,280
Futures contracts .............................................................................................................................................................. 906
Net change in unrealized appreciation (depreciation) ................................................................................................................... 158,186
Net realized and unrealized gain (loss) ......................................................................................................................................... 206,722
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 213,863
**      Less than $500.

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
866 Multifactor U.S. Equity Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 7,141 $ 8,939
Net realized gain (loss) ...................................................................................................................... 48,536 10,399
Net change in unrealized appreciation (depreciation) ....................................................................... 158,186 (4,547)
Net increase (decrease) in net assets from operations ............................................................................. 213,863 14,791
Distributions
To shareholders
Class A .......................................................................................................................................... (253) (516)
Class C .......................................................................................................................................... (47) (99)
Class M ......................................................................................................................................... (537) (405)
Class R6 ........................................................................................................................................ (11) (16)
Class S ........................................................................................................................................... (3,187) (12,783)
Class Y .......................................................................................................................................... (13,75 5 ) (33,583)
Net decrease in net assets from distributions .......................................................................................... (17,79 0 ) (47,402)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. 113,06 4 (61,873)
Total Net Increase (Decrease) in Net Assets ..........................................................................
309,137 (94,484)
Net Assets
Beginning of period .................................................................................................................................
488,130 582,614
End of period ..........................................................................................................................................
$ 797,267 $ 488,130

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 867
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 110 $ 1,719 105 $ 1,316
Proceeds from reinvestment of distributions 17 253 40 516
Payments for shares redeemed (157) (2,463) (124) (1,602)
Net increase (decrease)
(30) (491) 21 230
Class C
Proceeds from shares sold 51 796 37 439
Proceeds from reinvestment of distributions 3 47 8 99
Payments for shares redeemed (36) (590) (44) (560)
Net increase (decrease)
18 253 1 (22)
Class M
Proceeds from shares sold 855 12,926 456 5,826
Proceeds from reinvestment of distributions 36 537 32 405
Payments for shares redeemed (297) (4,636) (295) (3,717)
Net increase (decrease)
594 8,827 193 2,514
Class R6
Proceeds from shares sold 3 45 7 81
Proceeds from reinvestment of distributions 1 11 1 16
Payments for shares redeemed (1) (15) (4) (45)
Net increase (decrease)
3 41 4 52
Class S
Proceeds from shares sold 1,953 32,001 3,810 47,910
Proceeds from reinvestment of distributions 214 3,187 983 12,781
Payments for shares redeemed (3,137) (49,822) (14,036) (184,425)
Net increase (decrease)
(970) (14,634) (9,243) (123,734)
Class Y
Proceeds from shares sold 13,139 215,920 16,816 224,281
Proceeds from reinvestment of distributions 913 13,75 5 2,616 33,583
Payments for shares redeemed (6,849) (110,607) (16,659) (198,777)
Net increase (decrease)
7,203 119,06 8 2,773 59,087
Total increase (decrease)
6,818 $ 113,06 4 (6,251) $ (61,873)

Russell Investment Company
Multifactor U.S. Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
868 Multifactor U.S. Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 12.83 .11 5.21 5.32 (.13) (.28)
October 31, 2020 13.16 .14 .37 .51 (.16) (.68)
October 31, 2019 13.07 .15 1.20 1.35 (.18) (1.08)
October 31, 2018(6) 13.19 .06 (.11) (.05) (.07) —
Class C
October 31, 2021 12.99 (.01) 5.27 5.26 (.02) (.28)
October 31, 2020 13.26 .04 .39 .43 (.02) (.68)
October 31, 2019 13.10 (.06) 1.20 1.26 (.02) (1.08)
October 31, 2018(6) 13.19 —(f) (.09) (.09) — —
Class M
October 31, 2021 12.91 .17 5.24 5.41 (.18) (.28)
October 31, 2020 13.22 .19 .37 .56 (.19) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .18 2.45 2.63 (.21) —
Class R6
October 31, 2021 12.90 .18 5.25 5.43 (.19) (.28)
October 31, 2020 13.22 .19 .37 .56 (.20) (.68)
October 31, 2019 13.11 .20 1.20 1.40 (.21) (1.08)
October 31, 2018 13.35 .17 .55 .72 (.17) (.79)
October 31, 2017 10.93 .19 2.44 2.63 (.21) —
Class S
October 31, 2021 12.89 .15 5.24 5.39 (.16) (.28)
October 31, 2020 13.20 .18 .36 .54 (.17) (.68)
October 31, 2019 13.09 .18 1.20 1.38 (.19) (1.08)
October 31, 2018 13.33 .15 .55 .70 (.15) (.79)
October 31, 2017 10.92 .15 2.46 2.61 (.20) —
Class Y
October 31, 2021 12.90 .18 5.24 5.42 (.19) (.28)
October 31, 2020 13.21 .20 .37 .57 (.20) (.68)
October 31, 2019 13.10 .21 1.20 1.41 (.22) (1.08)
October 31, 2018 13.35 .18 .53 .71 (.17) (.79)
October 31, 2017 10.92 .20 2.45 2.65 (.22) —

See accompanying notes which are an integral part of the financial statements.
Multifactor U.S. Equity Fund 869
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.41) 17.74 42.16 10,672 .86 .81 .68 37
(.84) 12.83 3.94 8,102 .87 .80 1.09 51
(1.26) 13.16 12.26 8,038 .85 .81 1.21 35
(.07) 13.07 (.37) 9,475 .86 .85 .78 58
(.30) 17.95 41.06 2,922 1.61 1.56 (.08) 37
(.70) 12.99 3.18 1,886 1.62 1.55 .33 51
(1.10) 13.26 11.37 1,915 1.60 1.56 .46 35
— 13.10 (.68) 1,315 1.61 1.60 .02 58
(.46) 17.86 42.64 22,361 .61 .41 1.07 37
(.87) 12.91 4.40 8,492 .62 .40 1.46 51
(1.29) 13.22 12.70 6,153 .61 .42 1.61 35
(.96) 13.11 5.37 6,110 .61 .45 1.22 58
(.21) 13.35 24.23 4,875 .60 .44 1.45 71
(.47) 17.86 42.78 442 .46 .39 1.09 37
(.88) 12.90 4.35 285 .47 .38 1.50 51
(1.29) 13.22 12.72 239 .46 .40 1.61 35
(.96) 13.11 5.37 185 .46 .43 1.24 58
(.21) 13.35 24.25 139 .45 .42 1.54 71
(.44) 17.84 42.49 126,658 .61 .56 .93 37
(.85) 12.89 4.20 104,019 .61 .55 1.41 51
(1.27) 13.20 12.53 228,556 .60 .56 1.48 35
(.94) 13.09 5.22 331,582 .61 .60 1.08 58
(.20) 13.33 24.02 239,353 .59 .59 1.22 71
(.47) 17.85 42.74 634,212 .41 .36 1.11 37
(.88) 12.90 4.46 365,346 .42 .35 1.58 51
(1.30) 13.21 12.75 337,713 .41 .37 1.65 35
(.96) 13.10 5.34 364,174 .41 .40 1.29 58
(.22) 13.35 24.39 431,662 .40 .39 1.61 71

Russell Investment Company
Multifactor U.S. Equity Fund
See accompanying notes which are an integral part of the financial statements.
870 Multifactor U.S. Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Advisory fees $ 171,376
Administration fees 31,773
Distribution fees 4,055
Shareholder servicing fees 619
Transfer agent fees 26,481
Trustee fees 2,297
$ 236,601
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,703 $ 17,843 $ 17,600 $ — $ — $ 1,946 $ — $ —
U.S. Cash Management Fund 11,944 290,185 279,143 — — 22,986 11 —
$ 13,647 $ 308,028 $ 296,743 $ — $ — $ 24,932 $ 11 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 498,163,040 $ 308,312,558 $ (7,895,648) $ 300,416,910 $ 6,149,087 $ 36,025,232
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 7,603,947 $ 10,186,402 $ — $ 8,814,768 $ 38,587,372 $ —
Total distributable earnings (losses)
$ (7,231)
Additional paid-in capital
7,231

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
872 Multifactor International Equity Fund
Multifactor International Equity Fund
-
Class M
‡
Total
Return
1 Year 37 .15%
5 Years 8 .39%§
Inception* 4 .03%§
Multifactor International Equity Fund
-
Class R6
‡‡
Total
Return
1 Year 36 .94%
5 Years 8 .38%§
Inception* 4 .03%§
Multifactor International Equity Fund
-
Class S
‡‡‡
Total
Return
1 Year 36 .67%
5 Years 8 .22%§
Inception* 3 .87%§
Multifactor International Equity Fund
-
Class Y
Total
Return
1 Year 37 .07%
5 Years 8 .42%§
Inception* 4 .05%§
MSCI World ex USA Index (Net)**
Total
Return
1 Year 35 .59%
5 Years 9 .95%§
Inception* 6 .99%§
Multifactor International Equity Linked Benchmark***
Total
Return
1 Year 35 .59%
5 Years 10 .04%§
Inception* 7 .09%§

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Multifactor International Equity Fund 873
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for the
Multifactor International Equity Fund (the “Fund”), including developing the investment program for the Fund and managing
the Fund’s overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide long term capital growth.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class M, Class R6, Class S and Class Y Shares gained
37.15%, 36.94%, 36.67% and 37.07%, respectively. This is
compared to the Fund’s benchmark, the MSCI World ex USA
Index (Net), which gained 35.59% during the fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Foreign Large Blend
Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
40.38%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
Non-U.S. developed markets contributed positively to fund
performance over the fiscal year. Europe and the United Kingdom recorded the strongest gains, while Asia-Pacific ex-Japan and the emerging markets underperformed relative to other non-U.S.
developed markets.
In terms of sector performance within the Fund’s benchmark
over the fiscal year, energy led, with financials also contributing positively to performance. communication services and utilities posted the weakest gains among sectors.
In terms of factor performance, the value factor was the main driver of positive performance over the fiscal year, while the low volatility and momentum factors lagged.
How did the investment strategies and techniques employed
by the Fund affect its benchmark relative performance?
RIM seeks to achieve the Fund’s investment objective by
managing the Fund’s overall exposures (such as lower volatility, momentum, growth, industry, value, quality, defensive, dynamic, capitalization size, sector or region). After RIM has determined the Fund’s targeted exposures, RIM identifies baskets of stocks and determines their weights within the Fund to seek to achieve those desired exposures.
Each Class of the Fund outperformed its benchmark for the fiscal year. In terms of factor returns for the fiscal year, the Fund’s value orientation was a tailwind.
With respect to the Fund’s sector positioning over the fiscal year, the Fund had a benchmark-relative overweight to financials
and underweight to health care. The Fund’s sector positioning contributed positively to performance over the fiscal year.
During the fiscal year, the Fund was regionally positioned to favor emerging markets and Europe while being underweight to North
America and Asia-Pacific ex-Japan. The Fund’s contribution from regional positioning was flat over the fiscal year.
In addition, RIM utilized equity index futures and currency
forward contracts in order to position the portfolio to meet RIM’s overall preferred positioning with respect to country and currency exposures. This strategy contributed positively to performance during the fiscal year.
During the fiscal year, RIM used index futures contracts to
equitize a portion of the Fund’s cash and this strategy performed as intended.
Describe any changes to the Fund’s structure.
There were no significant changes to the Fund’s structure during the fiscal year.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Multifactor International Equity Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
874 Multifactor International Equity Fund
* Assumes initial investment on July 31, 2014.
** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
*** The Multifactor International Equity Linked Benchmark provides a means to compare the Fund’s average annual returns to a secondary benchmark that takes into account historical changes in the Fund’s primary benchmark. The Multifactor International Equity Linked Benchmark represents the returns of the Russell
Developed ex-US Large Cap Index (net of tax on dividends from foreign holdings) through December 31, 2017 and the returns of the MSCI World ex-USA Index
(net of tax on dividends from foreign holdings) thereafter.
‡ The Fund’s performance inception date for Class M Shares was January 2, 2015. The returns shown for Class M Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class M Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities. Annual returns for each Class will differ only to the extent that the Class M Shares do not have the same expenses as the Class Y
Shares.
‡‡ The Fund’s performance inception date for Class R6 Shares was February 29, 2016.  The returns shown for Class R6 Shares prior to that date are the returns of the Fund’s Class Y Shares.  Class R6 Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class R6 Shares do not have the same expenses as the
Class Y Shares.
‡‡‡ The Fund’s performance inception date for Class S Shares was January 2, 2015. The returns shown for Class S Shares prior to that date are the returns of the
Fund’s Class Y Shares. Class S Shares will have substantially similar annual returns as the Class Y Shares because the Shares of each Class are invested in the same portfolio of securities.  Annual returns for each Class will differ only to the extent that the Class S Shares do not have the same expenses as the Class Y
Shares.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Multifactor International Equity Fund 875
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees;
and other Fund expenses. The Example is intended to help
you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an
investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from
May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class M
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,042.20 $ 1,022.68
Expenses Paid During Period* $ 2.57 $ 2.55
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R6
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,041.60 $ 1,022.79
Expenses Paid During Period* $ 2.47 $ 2.45
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,040.40 $ 1,021.93
Expenses Paid During Period* $ 3.34 $ 3.31
* Expenses are equal to the Fund's annualized expense ratio of 0.65%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
876 Multifactor International Equity Fund
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,042.30 $ 1,022.94
Expenses Paid During Period* $ 2.32 $ 2.29
* Expenses are equal to the Fund's annualized expense ratio of 0.45%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 877
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 90.9%
Australia - 5.1%
Afterpay , Ltd.(Æ) 895 84
AGL Energy, Ltd. 53,937 233
APA Group 17,930 111
Aristocrat Leisure, Ltd. 6,311 223
ASX, Ltd. - ADR 1 —
Aurizon Holdings, Ltd. 98,021 248
AusNet Services 91,779 170
Australia & New Zealand Banking
Group, Ltd. - ADR 39,671 836
BHP Group, Ltd. - ADR 24,698 677
BlueScope Steel, Ltd. 39,660 613
Brambles, Ltd. 19,953 151
Cochlear, Ltd. 607 101
Coles Group, Ltd. 20,328 263
Commonwealth Bank of Australia - ADR 29,667 2,326
CSL, Ltd. 3,697 838
Dexus Property Group(ö) 50,536 414
Domino's Pizza Enterprises, Ltd. 1,198 123
Endeavour Mining Corp. 13,261 68
Evolution Mining, Ltd. 27,146 74
Fortescue Metals Group, Ltd. 54,423 569
Glencore PLC(Æ) 151,205 758
Goodman Group(ö) 28,175 466
GPT Group (The)(ö) 62,105 240
Insurance Australia Group, Ltd.(Æ) 29,005 104
Macquarie Group, Ltd. 4,650 692
Magellan Financial Group, Ltd. - ADR 1 —
Mirvac Group(ö) 39,278 83
National Australia Bank, Ltd. - ADR 34,673 746
Newcrest Mining, Ltd. 9,621 179
Northern Star Resources, Ltd. 13,149 91
QBE Insurance Group, Ltd. 31,715 280
Ramsay Health Care, Ltd. 2,286 122
REA Group, Ltd. 901 109
Reece, Ltd.(Æ) 6,882 104
Rio Tinto, Ltd. - ADR 10,422 706
Santos, Ltd. 18,898 98
SEEK, Ltd. 10,394 257
Sonic Healthcare, Ltd. 8,395 254
South32, Ltd. Class B 286,958 768
Stockland(ö) 168,024 578
Suncorp Group, Ltd.(Æ) 21,798 191
Tabcorp Holdings, Ltd. 110,931 415
Telstra Corp., Ltd. 114,177 329
Transurban Group - ADR(Æ) 14,076 143
Treasury Wine Estates, Ltd. 14,368 125
Wesfarmers, Ltd.(Æ) 14,444 624
Westpac Banking Corp. 46,113 897
Woolworths Group, Ltd. 13,261 381
17,862
Austria - 0.5%
Erste Group Bank AG 10,858 466
OMV AB 12,640 764
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Voestalpine AG 10,621 403
1,633
Belgium - 0.8%
Ageas SA 11,424 558
Colruyt SA 3,924 193
Groupe Bruxelles Lambert SA 1,856 215
KBC Groep NV 5,533 516
Proximus SA 13,012 245
Solvay SA 4,418 526
UCB SA 2,652 316
Umicore SA 3,367 193
2,762
Canada - 8.7%
Algonquin Power & Utilities Corp. 9,360 135
Alimentation Couche-Tard, Inc. Class B 5,989 225
AltaGas , Ltd. - ADR 17,269 357
Atco, Ltd. Class I 3,692 125
B2Gold Corp. 32,799 135
Bank of Montreal(Ñ) 13,735 1,492
Bank of Nova Scotia (The) 19,071 1,251
Barrick Gold Corp. 10,962 201
BCE, Inc. 6,408 330
BlackBerry, Ltd. - ADR(Æ) 12,915 140
Canadian Apartment Properties(ö) 4,833 236
Canadian Imperial Bank of Commerce(Ñ) 11,159 1,355
Canadian National Railway Co. 2,697 358
Canadian Natural Resources, Ltd. 27,569 1,173
Canadian Pacific Railway, Ltd. 3,644 282
Canadian Tire Corp., Ltd. Class A 2,341 332
CCL Industries, Inc. Class B 2,129 116
Cenovus Energy, Inc. 37,180 445
CGI Group, Inc.(Æ) 1,438 128
Constellation Software, Inc. 134 235
Emera , Inc. 2,931 136
Empire Co., Ltd. Class A 9,948 297
Enbridge, Inc. 24,303 1,018
Fairfax Financial Holdings, Ltd. 612 248
First Quantum Minerals, Ltd. 17,299 410
Fortis, Inc. 4,404 196
George Weston, Ltd. 1,679 181
Gildan Activewear , Inc. Class A 2,893 106
Great-West Lifeco , Inc. 16,830 495
Hydro One, Ltd.(Þ) 6,600 158
iA Financial Corp., Inc. 3,555 210
IGM Financial, Inc. 1,035 41
Imperial Oil, Ltd. 12,069 409
Intact Financial Corp. 919 123
Ivanhoe Mines, Ltd. Class A(Æ) 13,483 106
Kinross Gold Corp. 33,470 201
Loblaw Cos., Ltd. 9,231 694
Lundin Mining Corp. 9,996 87
Magna International, Inc. Class A 13,521 1,100
Manulife Financial Corp. 59,758 1,164
Metro, Inc. Class A 4,517 227
National Bank of Canada 12,041 997

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
878 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nutrien , Ltd. 5,574 390
Onex Corp. 2,895 216
Open Text Corp. 2,821 142
Power Corp. of Canada 20,550 684
Quebecor, Inc. Class B 9,367 239
Ritchie Bros Auctioneers, Inc. 2,638 180
Rogers Communications, Inc. Class B 1,665 77
Royal Bank of Canada - GDR 26,729 2,783
Saputo, Inc. - ADR 4,167 100
Shaw Communications, Inc. Class B 20,142 580
Shopify, Inc. Class A(Æ) 740 1,080
Sun Life Financial, Inc. 18,232 1,039
TC Energy Corp.(Æ) 7,567 409
Teck Resources, Ltd. Class B 34,943 975
TELUS Corp. 3,519 81
Thomson Reuters Corp.(Æ) 3,457 416
Toromont Industries, Ltd. 1,360 121
Toronto-Dominion Bank (The) 37,096 2,694
West Fraser Timber Co., Ltd. 3,984 319
WSP Global, Inc. 2,318 314
30,494
Chile - 0.0%
Antofagasta PLC 4,847 95
Denmark – 1.9%
Ambu A/S Class B 600 17
AP Moller - Maersk A/S Class A 147 403
AP Moller - Maersk A/S Class B 466 1,351
Coloplast A/S Class B 1,074 175
Danske Bank A/S 25,075 425
Demant A/S(Æ) 3,270 159
DSV Panalpina A/S 2,577 599
Genmab A/S(Æ) 588 265
GN Store Nord A/S 1,707 104
Novo Nordisk A/S Class B 18,406 2,025
Novozymes A/S Class B 3,394 249
Pandora A/S 4,563 638
Rockwool International A/S Class B 280 128
Vestas Wind Systems A/S 7,565 328
6,866
Finland - 1.6%
Elisa OYJ 2,678 162
Fortum OYJ 33,329 991
Kesko OYJ Class B 6,371 207
Kone OYJ Class B 3,679 250
Neste OYJ 2,332 130
Nordea Bank Abp 112,077 1,375
Orion OYJ Class B 6,037 261
Sampo OYJ Class A 8,327 443
Stora Enso OYJ Class R 47,028 784
UPM- Kymmene OYJ 17,661 624
Wartsila OYJ Abp Class B 34,159 475
5,702
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
France - 8.1%
Air Liquide SA Class A 2,463 412
Airbus Group SE(Æ) 4,089 524
Amundi SA(Þ) 2,267 202
Arkema SA 4,180 572
Atos SE 8,373 436
AXA SA 40,409 1,176
BioMerieux 803 102
BNP Paribas SA 21,950 1,472
Bollore SA 78,273 454
Bouygues SA - ADR 12,298 497
Capgemini SE 2,470 576
Carrefour SA 31,580 572
Cie de Saint-Gobain SA 22,498 1,552
Cie Generale des Etablissements
Michelin SCA Class B 8,620 1,353
Credit Agricole SA 39,425 596
Danone SA 10,852 708
Dassault Aviation SA 1,370 143
Dassault Systemes SE 9,415 549
Eiffage SA 4,613 475
Electricite de France SA 400 6
Engie SA 13,579 193
EssilorLuxottica SA 1,391 288
Eurazeo SE 1,310 123
Faurecia SE 1,492 78
Hermes International 513 815
Klepierre SA - GDR(ö) 10,283 245
La Francaise des Jeux SAEM(Þ) 1,182 61
Legrand SA - ADR 1,578 172
L'Oreal SA 2,883 1,318
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,596 2,820
Orange SA - ADR 61,728 674
Pernod Ricard SA 553 127
Publicis Groupe SA - ADR 15,759 1,058
Remy Cointreau SA 535 108
Sanofi - ADR 17,995 1,801
Sartorius Stedim Biotech 842 465
Schneider Electric SE 7,616 1,317
SCOR SE - ADR 6,459 218
SEB SA 613 96
Societe Generale SA 19,089 638
SUEZ SA 17,813 405
Teleperformance - GDR 499 209
Total SA 44,799 2,246
Valeo SA 2,248 66
Vinci SA 4,463 478
Vivendi SE - ADR 9,215 119
28,515
Germany - 7.8%
Allianz SE 7,444 1,732
Aroundtown SA 52,213 363
BASF SE 19,165 1,381
Bayer AG 18,949 1,066

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 879
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bayerische Motoren Werke
Aktiengesellschaft 12,525 1,263
Bechtle AG 1,938 145
Beiersdorf AG 887 94
Brenntag SE 5,616 534
Carl Zeiss Meditec AG 890 179
Continental AG(Æ) 4,202 493
Covestro AG(Þ) 11,594 742
Daimler AG 23,662 2,346
Deutsche Bank AG(Æ) 89,342 1,152
Deutsche Boerse AG 210 35
Deutsche Post AG 21,282 1,316
Deutsche Telekom AG 53,737 999
Deutsche Wohnen SE 4,657 238
E.ON SE 41,168 522
Evonik Industries AG 15,215 493
Fresenius Medical Care AG & Co. 9,045 602
Fresenius SE & Co. KGaA 15,991 726
GEA Group AG 5,226 257
Hannover Rueck SE 2,342 428
HeidelbergCement AG 9,757 735
HelloFresh SE(Æ) 4,445 360
Henkel AG & Co. KGaA 1,721 143
Infineon Technologies AG - ADR 13,736 642
KION Group AG 3,039 332
Knorr- Bremse AG 887 93
Lanxess AG 4,269 288
LEG Immobilien SE 816 121
Merck & Co., Inc. 2,113 499
Muenchener Rueckversicherungs-
Gesellschaft AG 3,382 1,002
Newmont Mining Corp. 1,378 158
Puma SE 1,786 222
RWE AG 3,885 149
SAP SE - ADR 8,376 1,213
Scout24 SE(Þ) 1,854 129
Siemens AG 11,360 1,842
Siemens Energy AG(Æ) 11,835 340
Siemens Healthineers AG(Þ) 1,826 121
Symrise AG 925 128
Telefonica Deutschland Holding AG 54,926 143
Uniper SE 9,922 438
United Internet AG 8,556 315
Vitesco Technologies Group AG(Æ) 840 48
Volkswagen AG 737 239
Vonovia SE 4,719 286
Zalando SE(Æ)(Þ) 2,304 217
27,309
Hong Kong - 2.3%
AIA Group, Ltd. 93,690 1,058
Bank of East Asia, Ltd. (The) 1 —
BOC Hong Kong Holdings, Ltd. 61,500 196
CK Asset Holdings, Ltd. 103,973 643
CK Hutchison Holdings, Ltd. Class B 84,258 568
CK Infrastructure Holdings, Ltd. 55,500 335
CLP Holdings, Ltd. 49,312 482
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hang Seng Bank, Ltd. 4,100 78
Henderson Land Development Co., Ltd. 82,197 346
HKT Trust & HKT, Ltd. 159,658 217
Hong Kong Exchanges & Clearing, Ltd. 7,100 431
Jardine Matheson Holdings, Ltd. 12,300 712
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 30
New World Development Co., Ltd. 58,395 254
Power Assets Holdings, Ltd. 91,000 555
Sino Land Co., Ltd. 265,689 349
Sun Hung Kai Properties, Ltd. 41,097 548
Swire Pacific, Ltd. Class A 41,840 264
Swire Properties, Ltd. 56,400 152
Techtronic Industries Co., Ltd. 22,500 462
WH Group, Ltd.(Þ) 469,438 329
Xinyi Glass Holdings, Ltd. 54,000 153
8,162
Ireland - 0.8%
CRH PLC 29,003 1,389
Flutter Entertainment PLC(Æ) 777 147
James Hardie Industries PLC 6,277 245
Kerry Group PLC Class A 912 123
Kingspan Group PLC 3,986 460
Smurfit Kappa Group PLC 9,688 508
2,872
Israel - 0.6%
Bank Leumi Le-Israel BM 67,859 647
Check Point Software Technologies, Ltd.
(Æ) 2,128 255
ICL Group, Ltd. 37,460 320
Israel Discount Bank, Ltd. Class A(Æ) 46,648 282
Mizrahi Tefahot Bank, Ltd. 5,654 206
Nice, Ltd.(Æ) 1,145 323
2,033
Italy - 1.4%
Assicurazioni Generali SpA 33,801 738
DiaSorin SpA 250 56
Enel SpA 40,436 339
Intesa Sanpaolo SpA 395,078 1,126
Mediobanca Banca di Credito
Finanziario SpA 23,764 283
Moncler SpA 4,989 359
Poste Italiane SpA (Þ) 36,770 525
Recordati SpA 5,351 335
Snam Rete Gas SpA 40,361 229
Telecom Italia SpA 650,149 232
Terna Rete Elettrica Nazionale SpA 16,481 123
UniCredit SpA 59,394 785
5,130
Japan - 20.1%
Advantest Corp. 1,700 140
Aeon Co., Ltd. 6,400 147
Aisin Seiki Co., Ltd. 13,000 476
Ajinomoto Co., Inc. 9,900 296

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
880 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Asahi Glass Co., Ltd. 13,000 648
Asahi Group Holdings, Ltd. 7,200 326
Asahi Kasei Corp. 38,500 405
Astellas Pharma, Inc. 34,400 580
Bandai Namco Holdings, Inc. 2,600 199
Bridgestone Corp. 23,300 1,029
Brother Industries, Ltd. 18,400 356
Canon, Inc. 25,800 576
Capcom Co., Ltd. - GDR 2,000 54
Century Tokyo Leasing Corp. 2,400 137
Chiba Bank, Ltd. (The) 29,600 182
Chubu Electric Power Co., Inc. 35,600 367
Chugai Pharmaceutical Co., Ltd. 4,300 160
CyberAgent , Inc. 13,600 227
Dai-ichi Life Holdings, Inc. 26,500 552
Daiichi Sankyo Co., Ltd. 9,100 229
Daikin Industries, Ltd. 1,500 329
Daito Trust Construction Co., Ltd. 4,200 522
Daiwa House Industry Co., Ltd. 15,700 518
Daiwa House REIT Investment Corp.(ö) 25 72
Daiwa Securities Group, Inc. 79,600 447
Denso Corp. 10,400 752
Disco Corp. 500 135
ENEOS Holdings, Inc. 146,500 586
FANUC Corp. 1,500 295
Fuji Electric Co., Ltd. 7,800 381
FUJIFILM Holdings Corp. 12,500 968
Fujitsu, Ltd. 2,900 501
GLP J-REIT(ö) 47 77
Hamamatsu Photonics KK 2,400 142
Harmonic Drive Systems, Inc. 1,200 54
Hirose Electric Co., Ltd. 900 150
Hitachi Metals, Ltd.(Æ) 5,300 100
Hitachi, Ltd. 22,200 1,281
Honda Motor Co., Ltd. 29,300 863
Hoya Corp. 2,900 427
Ibiden Co., Ltd. 6,000 361
Idemitsu Kosan Co., Ltd. 18,400 498
Iida Group Holdings Co., Ltd. 11,000 271
Inpex Corp. 68,900 568
Isuzu Motors, Ltd. 43,500 585
ITOCHU Corp. 44,200 1,261
Japan Exchange Group, Inc. 100 2
Japan Post Bank Co., Ltd. Class A 7,800 60
Japan Post Holdings Co., Ltd. 35,600 271
Japan Post Insurance Co., Ltd. Class A 5,300 85
Japan Real Estate Investment Corp.(ö) 34 208
Japan Retail Fund Investment Corp.(ö) 70 64
Japan Tobacco, Inc. 38,200 750
JFE Holdings, Inc. 29,300 450
JSR Corp. 6,200 224
Kajima Corp. 27,800 342
Kakaku.com, Inc. 3,600 119
Kansai Electric Power Co., Inc. (The) 43,700 402
Kao Corp. 900 51
KDDI Corp. 35,200 1,092
Keyence Corp. 900 543
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kikkoman Corp. 2,300 188
Kirin Holdings Co., Ltd. 8,900 155
Kobayashi Pharmaceutical Co., Ltd. 100 8
Komatsu, Ltd. 13,200 345
Konami Holdings Corp. 2,600 143
Kubota Corp. 7,400 158
Kyocera Corp. 5,100 299
Kyowa Kirin Co., Ltd. 4,100 135
Lasertec Corp. 1,200 264
Lawson, Inc. 2,000 97
Lion Corp. 100 2
LIXIL Group Corp. 13,300 342
M3, Inc. 5,300 313
Makita Corp. 2,900 133
Marubeni Corp. 109,800 929
Mazda Motor Corp. 25,200 226
Medipal Holdings Corp. 13,400 242
MEIJI Holdings Co., Ltd. 1,800 114
Mitsubishi Chemical Holdings Corp. 93,200 773
Mitsubishi Corp. 38,100 1,203
Mitsubishi Electric Corp. 62,300 836
Mitsubishi Estate Co., Ltd. 5,000 76
Mitsubishi Gas Chemical Co., Inc. 12,800 258
Mitsubishi Heavy Industries, Ltd. 10,200 261
Mitsubishi UFJ Financial Group, Inc. 147,600 808
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 33,500 168
Mitsui & Co., Ltd. 61,100 1,395
Mitsui Chemicals, Inc. 14,900 443
Mitsui Fudosan Co., Ltd. 13,700 313
Mizuho Financial Group, Inc. 34,400 452
MonotaRO Co., Ltd. 4,400 100
MS&AD Insurance Group Holdings, Inc. 10,500 337
Murata Manufacturing Co., Ltd. 4,600 350
Nabtesco Corp. 3,000 98
NEC Corp. 8,800 450
NGK Insulators, Ltd. 10,500 175
NH Foods, Ltd. 4,200 148
Nidec Corp. 2,100 232
Nihon M&A Center, Inc. 4,200 129
Nintendo Co., Ltd. 1,500 663
Nippon Express Co., Ltd. 4,000 251
Nippon Shinyaku Co., Ltd. 1,200 96
Nippon Steel Corp. 23,300 406
Nippon Telegraph & Telephone Corp. 29,618 829
Nippon Yusen 13,600 981
Nissan Chemical Industries, Ltd. 100 6
Nissan Motor Co., Ltd.(Æ) 65,600 333
Nissin Foods Holdings Co., Ltd. 900 69
Nitori Holdings Co., Ltd. 800 147
Nitto Denko Corp. 3,600 281
Nomura Holdings, Inc. 79,900 382
Nomura Real Estate Holdings, Inc. 11,400 278
Nomura Real Estate Master Fund, Inc.(ö) 121 181
Nomura Research Institute, Ltd. 10,400 418
NTT Data Corp. 4,200 84
Obayashi Corp. 51,600 435

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 881
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Obic Co., Ltd. 600 111
Oji Holdings Corp. 73,900 367
Omron Corp. 2,700 258
Ono Pharmaceutical Co., Ltd. 8,600 180
ORIX Corp. 31,800 624
Orix JREIT, Inc.(ö) 42 70
Osaka Gas Co., Ltd. 14,700 237
Otsuka Corp. 1,100 54
Otsuka Holdings Co., Ltd. 11,700 463
Pan Pacific International Holdings Corp. 7,100 149
Panasonic Corp. 58,800 720
Persol Holdings Co., Ltd. 4,900 132
Rakuten , Inc. 25,600 281
Recruit Holdings Co., Ltd. 9,500 633
Resona Holdings, Inc. 53,900 201
Ricoh Co., Ltd. 25,800 251
Rinnai Corp. 1,300 133
Ryohin Keikaku Co., Ltd. 6,300 124
SBI Holdings, Inc. 4,200 109
SCSK Corp. 3,300 67
Secom Co., Ltd. 800 54
Seiko Epson Corp. 14,600 260
Sekisui Chemical Co., Ltd. 25,200 413
Sekisui House, Ltd. 27,900 580
Seven & i Holdings Co., Ltd. 13,000 545
SG Holdings Co., Ltd. 5,600 140
Shimadzu Corp. 2,700 110
Shimano, Inc. 800 223
Shimizu Corp. 46,600 341
Shin-Etsu Chemical Co., Ltd. 1,700 303
Shionogi & Co., Ltd. 2,400 156
SMC Corp. 500 299
SoftBank Group Corp. 43,500 1,126
Sompo Japan Nipponkoa Holdings, Inc. 8,400 365
Sony Corp. 14,200 1,642
Start Today Co., Ltd. 4,000 128
Subaru Corp. 1,692 33
Sumco Corp. 6,900 132
Sumitomo Chemical Co., Ltd. 73,100 360
Sumitomo Corp. 56,500 804
Sumitomo Dainippon Pharma Co., Ltd. 15,000 212
Sumitomo Electric Industries, Ltd. 42,400 562
Sumitomo Metal Mining Co., Ltd. 17,200 669
Sumitomo Mitsui Banking Corp. 19,100 619
Sumitomo Mitsui Trust Holdings, Inc. 7,900 258
Sumitomo Realty & Development Co.,
Ltd. 6,400 231
Suzuki Motor Corp. 4,900 219
Sysmex Corp. 1,800 224
T&D Holdings, Inc. 16,300 207
Taisei Corp. 8,521 267
Takeda Pharmaceutical Co., Ltd. 13,666 384
Tecmo Koei Holdings Co., Ltd. 2,210 103
Terumo Corp. 3,200 141
THK Co., Ltd. 5,300 114
TIS, Inc. 3,900 106
Tobu Railway Co., Ltd. 4,100 102
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tohoku Electric Power Co., Inc. 35,300 229
Tokio Marine Holdings, Inc. 5,400 282
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 91,000 252
Tokyo Electron, Ltd. 2,900 1,353
Tokyo Gas Co., Ltd. 10,700 186
Toppan Printing Co., Ltd. 21,600 348
Toray Industries, Inc. 84,300 526
Toshiba Corp. 8,300 358
Tosoh Corp. 21,100 356
TOTO, Ltd. 1,700 82
Toyo Suisan Kaisha, Ltd. 4,000 173
Toyota Industries Corp. 7,400 629
Toyota Motor Corp. 201,000 3,538
Toyota Tsusho Corp. 17,800 773
Unicharm Corp. 2,700 109
United Urban Investment Corp.(ö) 46 57
USS Co., Ltd. 3,700 60
Wannyan Mura Co., Ltd. 2,600 100
Yakult Honsha Co., Ltd. 100 5
Yamada Denki Co., Ltd. 58,400 223
Yamaha Motor Co., Ltd. 18,500 515
Yamato Holdings Co., Ltd. 4,100 101
Yaskawa Electric Corp. 2,900 126
70,808
Luxembourg - 0.6%
ArcelorMittal SA 40,340 1,361
Eurofins Scientific SE 4,376 517
Tenaris SA 22,730 254
2,132
Netherlands - 4.4%
Adyen NV(Æ)(Þ) 85 257
Aegon NV 106,549 541
Akzo Nobel NV 1,885 217
ASM International NV 1,290 585
ASML Holding NV 5,993 4,881
Exor NV 6,272 592
Ferrari NV 1 —
Heineken NV 876 97
ING Groep NV 91,809 1,394
Koninklijke Ahold Delhaize NV 35,329 1,150
Koninklijke DSM NV 598 131
Koninklijke KPN NV 37,451 112
Koninklijke Philips NV 5,500 259
Koninklijke Vopak NV 2,884 115
NN Group NV 15,325 822
Randstad NV 9,397 675
Royal Dutch Shell PLC Class A 52,348 1,201
Royal Dutch Shell PLC Class B 34,966 802
Stellantis NV 47,565 949
Universal Music Group NV 9,215 268
Wolters Kluwer NV 3,553 372
15,420

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
882 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Zealand - 0.2%
Fisher & Paykel Healthcare Corp., Ltd. 8,984 201
Mercury NZ, Ltd. 39,416 174
Spark New Zealand, Ltd. 60,154 197
572
Norway - 0.7%
DNB Bank ASA 14,051 335
Mowi ASA 12,436 360
Norsk Hydro ASA 75,116 552
Orkla ASA 42,644 415
Schibsted ASA Class A 2,097 109
Telenor ASA 9,550 151
Yara International ASA 10,084 527
2,449
Portugal - 0.1%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Jeronimo Martins SGPS SA 9,843 223
226
Russia - 0.1%
Evraz PLC 32,771 279
Singapore - 0.7%
Capitaland Investment, Ltd.(Æ) 43,500 111
CapitaLand Mall Trust Class A(Æ)(ö) 6,728 11
DBS Group Holdings, Ltd. 9,897 231
Oversea-Chinese Banking Corp., Ltd. 63,479 556
Singapore Technologies Engineering,
Ltd. 37,000 105
Singapore Telecommunications, Ltd. 239,100 445
United Overseas Bank, Ltd. 22,100 439
UOL Group, Ltd. 38,800 209
Wilmar International, Ltd. 156,200 502
2,609
Spain - 2.0%
ACS Actividades de Construccion y
Servicios SA 16,631 436
Banco Bilbao Vizcaya Argentaria SA
- ADR 125,911 883
Banco Santander SA - ADR 337,162 1,280
CaixaBank SA 116,906 337
Enagas SA 12,230 274
Endesa SA - ADR 15,036 347
Gamesa Corp. Technologica SA(Æ) 3,500 95
Iberdrola SA 47,667 564
Industria de Diseno Textil SA 2,879 104
Naturgy Energy Group SA 14,150 372
Red Electrica Corp. SA 22,642 472
Repsol SA - ADR 94,181 1,201
Telefonica SA - ADR 129,324 563
6,928
Sweden - 3.5%
AB Electrolux(Æ) 15,056 342
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Assa Abloy AB Class B 6,443 189
Atlas Copco AB(Æ) 15,878 962
Boliden AB(Æ) 21,941 774
Epiroc AB Class A 8,805 219
Epiroc AB Class B 2,949 63
Essity Aktiebolag Class B 6,073 197
Evolution Gaming Group AB(Þ) 3,266 529
Hennes & Mauritz AB Class B 6,242 117
Hexagon AB(Æ) 22,897 369
Husqvarna AB Class B 27,653 394
ICA Gruppen AB 5,345 277
Industrivarden AB Class A 778 26
Industrivarden AB Class C 3,554 116
Investment AB Latour Class B 2,070 75
Investor AB Class B 30,894 713
Kinnevik AB Class B(Æ) 9,609 377
L E Lundbergforetagen AB Class B 1,904 110
Lundin Petroleum AB 6,870 271
Nibe Industrier AB Class B 32,854 489
Sandvik AB 25,922 658
Securitas AB Class B 16,109 267
Sinch AB(Æ)(Þ) 14,370 273
Skandinaviska Enskilda Banken AB
Class A 60,192 942
Skanska AB Class B 21,742 553
SKF AB Class B 10,081 233
Svenska Handelsbanken AB Class A 50,625 580
Swedbank AB Class A 26,212 569
Swedish Match AB 78,191 689
Tele2 AB Class B 9,880 140
Telefonaktiebolaget LM Ericsson Class B 12,082 132
Volvo AB Class A - GDR 4,665 110
Volvo AB Class B 29,531 689
12,444
Switzerland - 7.7%
ABB, Ltd. 22,330 741
Adecco Group AG 9,872 496
Baloise Holding AG 2,416 386
Barry Callebaut AG 52 121
Chocoladefabriken Lindt & Spruengli
AG 25 512
Cie Financiere Richemont SA Class A 5,092 631
Credit Suisse Group AG Class A 46,792 488
EMS- Chemie Holding AG 37 37
Geberit AG 715 559
Givaudan SA 47 221
Julius Baer Group, Ltd. 2,897 210
Kuehne & Nagel International AG 2,939 927
LafargeHolcim , Ltd.(Æ) 20,301 1,011
Logitech International SA 4,020 335
Lonza Group AG 423 347
Nestle SA 38,108 5,033
Novartis AG 32,512 2,690
Partners Group Holding AG 555 971
Roche Holding AG 9,436 3,655
Schindler Holding AG 1,142 296

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 883
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SGS SA 86 254
Sika AG 1,847 627
Sonova Holding AG 925 383
STMicroelectronics NV 7,391 351
Straumann Holding AG 180 375
Swatch Group AG (The) 2,972 158
Swatch Group AG (The) Class B 1,421 391
Swiss Life Holding AG 1,457 801
Swiss Prime Site AG Class A 1,903 194
Swiss Re AG 3,491 339
Swisscom AG 943 514
UBS Group AG 97,405 1,777
Zurich Insurance Group AG 2,510 1,115
26,946
United Kingdom – 11.0%
3i Group PLC 44,826 839
Admiral Group PLC 5,335 210
Anglo American PLC 21,481 814
Ashtead Group PLC 9,354 786
AstraZeneca PLC 15,784 1,969
Auto Trader Group PLC(Þ) 12,919 107
Aviva PLC 183,691 993
BAE Systems PLC 47,751 360
Barclays PLC 475,175 1,311
Barratt Developments PLC 76,176 692
Berkeley Group Holdings PLC(Æ) 6,298 376
BHP Group PLC 21,918 582
BP PLC 282,537 1,356
British American Tobacco PLC 40,745 1,417
BT Group PLC 448,094 850
Bunzl PLC 7,962 295
Burberry Group PLC 2,193 58
CNH Industrial NV 39,695 687
Croda International PLC(Æ) 1,409 183
DCC PLC 5,558 465
Diageo PLC 14,291 711
Direct Line Insurance Group PLC 57,119 229
Experian PLC 10,249 469
Ferguson PLC 5,712 860
GlaxoSmithKline PLC - ADR 42,340 880
GVC Holdings PLC(Æ) 20,206 567
Halma PLC 10,175 413
HSBC Holdings PLC 282,248 1,701
Imperial Tobacco Group PLC 30,270 639
Intertek Group PLC 1,209 81
J Sainsbury PLC 139,393 572
JD Sports Fashion PLC 7,829 117
Johnson Matthey PLC 13,520 506
Kingfisher PLC 166,301 763
Legal & General Group PLC 172,732 684
Lloyds Banking Group PLC 1,894,247 1,298
M&G PLC 149,965 411
Mondi PLC 24,236 606
National Grid PLC 39,287 503
Natwest Group PLC 174,781 527
Next PLC 2,953 322
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Persimmon PLC Class A 13,350 498
Phoenix Group Holdings PLC 11,848 107
Prudential PLC 42,152 863
Reckitt Benckiser Group PLC 4,886 396
RELX PLC 12,123 375
Rentokil Initial PLC 16,954 137
Rio Tinto PLC 34,781 2,166
Sage Group PLC (The) 9,845 96
Schroders PLC 2,156 107
Scottish & Southern Energy PLC 11,107 250
Segro PLC(ö) 35,191 623
Severn Trent PLC Class H 6,843 257
Smith & Nephew PLC 9,035 155
Smiths Group PLC 4,207 78
Spirax-Sarco Engineering PLC 1,084 232
St. James's Place PLC 18,375 398
Standard Chartered PLC 46,525 315
Taylor Wimpey PLC 234,777 498
Tesco PLC 181,642 672
Unilever PLC 27,784 1,487
United Utilities Group PLC 9,550 136
Vodafone Group PLC 417,838 617
Wausau Paper Corp. 79,995 1,159
38,831
United States - 0.2%
Bausch Health Companies, Inc.(Æ) 20,131 564
Jackson Financial, Inc. Class A(Æ) 1,115 30
594
Total Common Stocks
(cost $234,897) 319,673
Preferred Stocks - 1.1%
Germany - 1.1%
Bayerische Motoren Werke AG
2.454% (Ÿ) 969 82
Henkel AG & Co. KGaA
2.379% (Ÿ) 5,068 453
Porsche Automobil Holding SE
2.609% (Ÿ) 12,428 1,291
Sartorius AG
0.131% (Ÿ) 932 605
Volkswagen AG
2.576% (Ÿ) 6,201 1,390
3,821
Total Preferred Stocks
(cost $2,399) 3,821
Short-Term Investments - 5.6%
United States - 5.6%
U.S. Cash Management Fund(@) 19,736,889 (∞) 19,733
Total Short-Term Investments
(cost $19,733) 19,733

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
884 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Securities - 0.8%
U.S. Cash Collateral Fund(@)(×) 2,739,550 (∞) 2,740
Total Other Securities
(cost $2,740) 2,740
Total Investments - 98.4%
(identified cost $259,769) 345,967
Other Assets and Liabilities, Net
- 1.6%
5,789
Net Assets - 100.0%
351,756

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 885
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.0%
Adyen NV 12/20/19 EUR 85 1,400.25 119
257
Amundi SA 06/19/18 EUR 2,267 54.41 123
202
Auto Trader Group PLC 12/11/20 GBP 12,919 7.37 95
107
Covestro AG 07/20/16 EUR 11,594 57.31 664
742
Evolution Gaming Group AB 11/24/20 SEK 3,266 105.46 344
529
Hydro One, Ltd. 06/19/20 CAD 6,600 18.71 123
158
La Francaise des Jeux SAEM 06/14/21 EUR 1,182 60.08 71
61
Poste Italiane SpA 06/14/21 EUR 36,770 9.39 345
525
Scout24 SE 12/11/20 EUR 1,854 81.26 151
129
Siemens Healthineers AG 04/14/20 EUR 1,826 41.17 75
121
Sinch AB 06/14/21 SEK 14,370 18.93 272
273
WH Group, Ltd. 03/18/20 HKD 469,438 0.92 431
329
Zalando SE 12/20/19 EUR 2,304 47.22 109 217
3,650
For a description of restricted securities see note 8 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 208 EUR 8,813 12/21
210
FTSE 100 Index Futures 37 GBP 2,673 12/21
77
Hang Seng Index Futures 10 HKD 12,652 11/21
(47)
MSCI Emerging Markets Index Futures 48 USD 3,029 12/21
(75)
MSCI Singapore Index Futures 21 SGD 773 11/21
(3)
S&P/TSX 60 Index Futures 14 CAD 3,529 12/21
79
SPI 200 Index Futures 16 AUD 2,912 12/21
(37)
TOPIX Index Futures 17 JPY 338,725 12/21 (64)
Short Positions
S&P 500 E-Mini Index Futures 30 USD 6,896 12/21 (208)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (68)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 1,442 CAD 1,835 12/15/21 41
Bank of Montreal USD 451 EUR 381 12/15/21 (10)
Bank of Montreal USD 696 GBP 507 12/15/21 (3)
Bank of Montreal USD 695 NOK 6,064 12/15/21 23
Bank of Montreal USD 808 NZD 1,140 12/15/21 9
Bank of Montreal CHF 742 USD 807 12/15/21 (5)
Bank of Montreal SEK 12,115 USD 1,405 12/15/21 (6)
Bank of New York USD 1,448 CAD 1,835 12/15/21 35
Bank of New York USD 451 EUR 381 12/15/21 (10)
Bank of New York USD 697 GBP 507 12/15/21 (4)
Bank of New York USD 697 NOK 6,064 12/15/21 20

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
886 Multifactor International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 809 NZD 1,140 12/15/21 8
Bank of New York CHF 742 USD 808 12/15/21 (4)
Bank of New York SEK 12,115 USD 1,408 12/15/21 (3)
JPMorgan Chase USD 1,449 CAD 1,835 12/15/21 34
JPMorgan Chase USD 452 EUR 381 12/15/21 (10)
JPMorgan Chase USD 697 GBP 507 12/15/21 (4)
JPMorgan Chase USD 698 NOK 6,064 12/15/21 20
JPMorgan Chase USD 810 NZD 1,140 12/15/21 7
JPMorgan Chase CHF 742 USD 807 12/15/21 (4)
JPMorgan Chase SEK 12,115 USD 1,409 12/15/21 (3)
Royal Bank of Canada USD 1,367 AUD 1,860 12/15/21 33
Royal Bank of Canada USD 1,449 CAD 1,835 12/15/21 34
Royal Bank of Canada USD 1,739 CAD 2,200 12/15/21 38
Royal Bank of Canada USD 1,025 CHF 950 12/15/21 13
Royal Bank of Canada USD 452 EUR 381 12/15/21 (10)
Royal Bank of Canada USD 4,563 EUR 3,850 12/15/21 (109)
Royal Bank of Canada USD 697 GBP 507 12/15/21 (4)
Royal Bank of Canada USD 1,744 GBP 1,260 12/15/21 (20)
Royal Bank of Canada USD 2,099 JPY 230,000 12/15/21 (80)
Royal Bank of Canada USD 698 NOK 6,064 12/15/21 20
Royal Bank of Canada USD 810 NZD 1,140 12/15/21 7
Royal Bank of Canada USD 1,027 SEK 9,000 12/15/21 22
Royal Bank of Canada CHF 742 USD 807 12/15/21 (4)
Royal Bank of Canada SEK 12,115 USD 1,409 12/15/21 (3)
Standard Chartered USD 1,448 CAD 1,835 12/15/21 36
Standard Chartered USD 451 EUR 381 12/15/21 (10)
Standard Chartered USD 697 GBP 507 12/15/21 (4)
Standard Chartered USD 697 NOK 6,064 12/15/21 20
Standard Chartered USD 809 NZD 1,140 12/15/21 7
Standard Chartered CHF 742 USD 807 12/15/21 (4)
Standard Chartered SEK 12,115 USD 1,409 12/15/21 (3)
State Street USD 179 HKD 1,390 12/15/21 —
State Street AUD 134 USD 99 12/15/21 (2)
State Street JPY 127,450 USD 1,156 12/15/21 37
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 145
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 17, 862 $ —
$ —
$ 17,862 5.1
Austria — 1,633 —
—
1,633 0.5
Belgium — 2,762 —
—
2,762 0.8
Canada 30,494 — —
—
30,494 8.7
Chile — 95 —
—
95 —
*

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 887
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Denmark — 6,866 —
—
6,866 1.9
Finland — 5,702 —
—
5,702 1.6
France — 28,515 —
—
28,515 8.1
Germany 48 27,261 —
—
27,309 7.8
Hong Kong — 8,132 30
—
8,162 2.3
Ireland — 2,872 —
—
2,872 0.8
Israel 255 1,778 —
—
2,033 0.6
Italy — 5,130 —
—
5,130 1.4
Japan — 70,808 —
—
70,808 20.1
Luxembourg — 2,132 —
—
2,132 0.6
Netherlands 268 15,152 —
—
15,420 4.4
New Zealand — 572 —
—
572 0.2
Norway — 2,449 —
—
2,449 0.7
Portugal — 223 3
—
226 0.1
Russia — 279 —
—
279 0.1
Singapore 111 2,498 —
—
2,609 0.7
Spain — 6,928 —
—
6,928 2.0
Sweden — 12,444 —
—
12,444 3.5
Switzerland — 26,946 —
—
26,946 7.7
United Kingdom — 38,831 —
—
38,831 11.0
United States 594 — —
—
594 0.2
Preferred Stocks — 3,821 — — 3,821 1.1
Short-Term Investments — — — 19,733 19,733 5.6
Other Securities — — — 2,740 2,740 0.8
Total Investments 31,770 29 1,691 33 22,473 345,967 98.4
Other Assets and Liabilities, Net
1.6
100.0
Other Financial Instruments
Assets
Futures Contracts 366 — — — 366 0.1
Foreign Currency Exchange Contracts — 464 — — 464 0.1
A
Liabilities
Futures Contracts (434) — — — (434) (0.1)
Foreign Currency Exchange Contracts — (319) — — (319) (0.1)
Total Other Financial Instruments
**
$ (68) $ 145 $ — $ — $ 77
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
888 Multifactor International Equity Fund
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended October
31, 2021, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
45,049
Consumer Staples ...................................................................
17,118
Energy ....................................................................................
13,286
Financial Services ...................................................................
82,548
Health Care .............................................................................
26,732
Materials and Processing ........................................................
43,883
Producer Durables ..................................................................
45,083
Technology ..............................................................................
24,162
Utilities ...................................................................................
21,812
Preferred Stocks
Consumer Discretionary ..........................................................
2,763
Consumer Staples ...................................................................
453
Technology ..............................................................................
605
Short-Term Investments ................................................................
19,733
Other Securities ...........................................................................
2,740
Total Investments .................................................................... 345,967

Russell Investment Company
Multifactor International Equity Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 889
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 464
Variation margin on futures contracts* 366 —
Total
$ 366 $ 464
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 434 $ —
Unrealized depreciation on foreign currency exchange contracts — 319
Total
$ 434 $ 319
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 718 $ —
Foreign currency exchange contracts — 1,521
Total
$ 718 $ 1,521
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 4,098 $ —
Foreign currency exchange contracts — 837
Total
$ 4,098 $ 837
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
890 Multifactor International Equity Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 2,552 $ — $ 2,552
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 464 — 464
Total Financial and Derivative Assets
3,016 — 3,016
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 3,016 $ — $ 3,016
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of Montreal
$ 73 $ 24 $ — $ 49
Bank of New York
63 21 — 42
Bank of Nova Scotia
1,411 — 1,411 —
Barclays
1,141 — 1,141 —
JPMorgan Chase
61 21 — 40
Royal Bank of Canada
167 167 — —
Standard Chartered
63 21 — 42
State Street
37 2 — 35
Total
$ 3,016 $ 256 $ 2,552 $ 208

Russell Investment Company
Multifactor International Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 891
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 319 $ — $ 319
Total Financial and Derivative Liabilities
319 — 319
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 319 $ — $ 319
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of Montreal $ 24 $ 24 $ — $ —
Bank of New York 21 21 — —
JPMorgan Chase 21 21 — —
Royal Bank of Canada 230 167 — 63
Standard Chartered 21 21 — —
State Street 2 2 — —
Total
$ 319 $ 256 $ — $ 63
*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
892 Multifactor International Equity Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 259,769
Investments, at fair value(*)(>) ......................................................................................................................................................
345,967
Foreign currency holdings(^) ......................................................................................................................................................... 2,558
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 464
Receivables:
Dividends and interest ....................................................................................................................................................... 987
Dividends from affiliated funds .......................................................................................................................................... 1
Investments sold ................................................................................................................................................................ 659
Fund shares sold ................................................................................................................................................................ 274
Foreign capital gains taxes recoverable ............................................................................................................................. 2,124
From broker(a) ................................................................................................................................................................... 2,191
Total assets .................................................................................................................................................
355,225
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 57
Accrued fees to affiliates .................................................................................................................................................... 163
Other accrued expenses ..................................................................................................................................................... 124
Variation margin on futures contracts ................................................................................................................................. 66
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 319
Payable upon return of securities loaned ....................................................................................................................................... 2,740
Total liabilities .............................................................................................................................................
3,469
Net Assets ............................................................................................................................................................
$ 351,756

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 893
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 36,85 5
Shares of beneficial interest ...........................................................................................................................................................
317
Additional paid-in capital ..............................................................................................................................................................
314,58 4
Net Assets ............................................................................................................................................................
$ 351,756
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class M(#) ............................................................................................................................................ $ 11.11
Class M — Net assets ............................................................................................................................................................ $ 21,120,539
Class M — Shares outstanding ($.01 par value) ..................................................................................................................... 1,901,847
Net asset value per share: Class R6(#) ........................................................................................................................................... $ 11.27
Class R6 — Net assets ........................................................................................................................................................... $ 54,005
Class R6 — Shares outstanding ($.01 par value) ................................................................................................................... 4,791
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.08
Class S — Net assets ............................................................................................................................................................. $ 100,757,434
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 9,089,759
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 11.10
Class Y — Net assets ............................................................................................................................................................. $ 229,823,810
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 20,705,447
Amounts in thousands
(^)     Foreign currency holdings - cost $ 2,553
(*)     Securities on loan included in investments $ 2,552
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 22,473
(a)     Receivable from Broker for Futures $ 2,191
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
894 Multifactor International Equity Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends .......................................................................................................................................................................... $ 14,50 3
Dividends from affiliated funds ......................................................................................................................................... 7
Securities lending income (net) ......................................................................................................................................... 53
Less foreign taxes withheld ............................................................................................................................................... (1,375)
Total investment income ...............................................................................................................................................................
13,188
Expenses
Advisory fees .................................................................................................................................................................... 1,918
Administrative fees ........................................................................................................................................................... 206
Custodian fees ................................................................................................................................................................... 169
Transfer agent fees - Class M ............................................................................................................................................ 36
Transfer agent fees - Class R6 .......................................................................................................................................... —
**
Transfer agent fees - Class S ............................................................................................................................................. 186
Transfer agent fees - Class Y ............................................................................................................................................ 14
Professional fees ............................................................................................................................................................... 95
Registration fees ............................................................................................................................................................... 74
Trustees’ fees .................................................................................................................................................................... 17
Printing fees ...................................................................................................................................................................... 24
Proxy fees ......................................................................................................................................................................... 15
Miscellaneous ................................................................................................................................................................... 15
Expenses before reductions .............................................................................................................................................. 2,769
Expense reductions ........................................................................................................................................................... (670)
Net expenses .................................................................................................................................................................................
2,099
Net investment income (loss) ........................................................................................................................................................
11,089
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 55,915
Investments in affiliated funds .......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 718
Foreign currency exchange contracts ................................................................................................................................ 1,521
Foreign currency-related transactions ............................................................................................................................... 1,005
Net realized gain (loss) ..................................................................................................................................................................
59,158
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 77,477
Futures contracts .............................................................................................................................................................. 4,098
Foreign currency exchange contracts ................................................................................................................................ 837
Foreign currency-related transactions ............................................................................................................................... (20)
Net change in unrealized appreciation (depreciation) ................................................................................................................... 82,392
Net realized and unrealized gain (loss) ......................................................................................................................................... 141,550
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 152,639
**      Less than $500.

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 895
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 11,089 $ 12,636
Net realized gain (loss) ...................................................................................................................... 59,158 (54,556)
Net change in unrealized appreciation (depreciation) ....................................................................... 82,392 (34,397)
Net increase (decrease) in net assets from operations ............................................................................. 152,639 (76,317)
Distributions
To shareholders
Class M ......................................................................................................................................... (349) (568)
Class R6 ........................................................................................................................................ (1) (1)
Class S ........................................................................................................................................... (1,597) (6,082)
Class Y .......................................................................................................................................... (8,434) (21,860)
Net decrease in net assets from distributions .......................................................................................... (10,381) (28,511)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (234,449) (190,275)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(92,191) (295,103)
Net Assets
Beginning of period .................................................................................................................................
443,947 739,050
End of period ..........................................................................................................................................
$ 351,756 $ 443,947

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
896 Multifactor International Equity Fund
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class M
Proceeds from shares sold 1,330 $ 13,207 553 $ 4,541
Proceeds from reinvestment of distributions 36 349 59 568
Payments for shares redeemed (420) (4,333) (1,048) (9,093)
Net increase (decrease)
946 9,223 (436) (3,984)
Class R6
Proceeds from shares sold 1 11 2 17
Proceeds from reinvestment of distributions — ** 1 — ** 1
Payments for shares redeemed ( — )** (5) (1) (12)
Net increase (decrease)
1 7 1 6
Class S
Proceeds from shares sold 2,698 28,696 5,219 43,979
Proceeds from reinvestment of distributions 164 1,597 630 6,081
Payments for shares redeemed (3,422) (35,155) (11,413) (100,502)
Net increase (decrease)
(560) (4,862) (5,564) (50,442)
Class Y
Proceeds from shares sold 3,533 37,263 3,561 30,594
Proceeds from reinvestment of distributions 868 8,434 2,263 21,860
Payments for shares redeemed (26,786) (284,514) (22,151) (188,309)
Net increase (decrease)
(22,385) (238,817) (16,327) (135,855)
Total increase (decrease)
(21,998) $ (234,449) (22,326) $ (190,275)
**     Less than 500 shares.

Russell Investment Company
Multifactor International Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
898 Multifactor International Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Total
Distributions
Class M
October 31, 2021 8.27 .29 2.75 3.04 (.20) (.20)
October 31, 2020 9.73 .21 (1.26) (1.05) (.41) (.41)
October 31, 2019 9.33 .31 .38 .69 (.29) (.29)
October 31, 2018 10.40 .27 (1.07) (.80) (.27) (.27)
October 31, 2017 8.59 .20 1.81 2.01 (.20) (.20)
Class R6
October 31, 2021 8.40 .30 2.77 3.07 (.20) (.20)
October 31, 2020 9.72 .22 (1.27) (1.05) (.27) (.27)
October 31, 2019 9.33 .32 .37 .69 (.30) (.30)
October 31, 2018 10.40 .26 (1.06) (.80) (.27) (.27)
October 31, 2017 8.59 .17 1.84 2.01 (.20) (.20)
Class S
October 31, 2021 8.26 .27 2.73 3.00 (.18) (.18)
October 31, 2020 9.71 .19 (1.24) (1.05) (.40) (.40)
October 31, 2019 9.31 .29 .39 .68 (.28) (.28)
October 31, 2018 10.38 .25 (1.06) (.81) (.26) (.26)
October 31, 2017 8.58 .26 1.73 1.99 (.19) (.19)
Class Y
October 31, 2021 8.27 .27 2.77 3.04 (.21) (.21)
October 31, 2020 9.72 .20 (1.23) (1.03) (.42) (.42)
October 31, 2019 9.33 .30 .39 .69 (.30) (.30)
October 31, 2018 10.39 .26 (1.05) (.79) (.27) (.27)
October 31, 2017 8.59 .22 1.78 2.00 (.20) (.20)

See accompanying notes which are an integral part of the financial statements.
Multifactor International Equity Fund 899
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
11.11 37.15 21,121 .79 .50 2.72 40
8.27 (11.37) 7,910 .81 .49 2.38 34
9.73 7.88 13,539 .78 .51 3.33 35
9.33 (7.91) 11,064 .77 .54 2.66 53
10.40 23.87 4,619 .74 .53 2.09 47
11.27 36.94 54 .64 .48 2.78 40
8.40 (11.23) 35 .67 .47 2.49 34
9.72 7.78 33 .63 .49 3.45 35
9.33 (7.90) 2,803 .62 .52 2.56 53
10.40 23.95 2,832 .58 .51 1.77 47
11.08 36.67 100,757 .79 .65 2.53 40
8.26 (11.41) 79,658 .81 .64 2.14 34
9.71 7.73 147,694 .77 .65 3.12 35
9.31 (8.03) 128,212 .77 .69 2.44 53
10.38 23.71 97,728 .73 .68 2.71 47
11.10 37.07 229,824 .60 .45 2.62 40
8.27 (11.24) 356,344 .61 .44 2.34 34
9.72 7.81 577,784 .58 .46 3.28 35
9.33 (7.80) 637,234 .57 .49 2.53 53
10.39 23.85 830,985 .56 .48 2.39 47

Russell Investment Company
Multifactor International Equity Fund
See accompanying notes which are an integral part of the financial statements.
900 Multifactor International Equity Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 128,354
Administration fees 14,103
Transfer agent fees 18,462
Trustee fees 1,685
$ 162,604
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Collateral Fund $ 1,356 $ 26,964 $ 25,580 $ — $ — $ 2,740 $ — $ —
U.S. Cash Management Fund 8,905 350,424 339,595 (1) — 19,733 7 —
$ 10,261 $ 377,388 $ 365,175 $ (1) $ — $ 22,473 $ 7 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 272,084,168 $ 79,948,728 $ (6,138,782) $ 73,809,946 $ 19,525,395 $ (56,523,107)
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 10,381,478 $ — $ — $ 28,511,291 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Multifactor Bond Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
902 Multifactor Bond Fund
Multifactor Bond Fund
-
Class Y
Total
Return
1 Year 0 .17%
Inception* 2 .99%§
Bloomberg Global Aggregate Bond Index (USD Hedged)**
Total
Return
1 Year (0.83)%
Inception* 2.10%§

Russell Investment Company
Multifactor Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Multifactor Bond Fund 903
Russell Investment Management, LLC (“RIM”) provides all
investment advisory and portfolio management services for the
Multifactor Bond Fund (the “Fund”), including developing the investment program for the Fund and managing the Fund’s overall exposures.
What is the Fund’s investment objective?
The Fund seeks to provide total return.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class Y Shares gained 0.17%. This is compared to the
Fund’s benchmark, the Bloomberg Global Aggregate Bond Index
(USD Hedged), which lost 0.83% during the same fiscal year. The
Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
World Bond Category, a
group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained 0.05%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
During the fiscal year ended October 31, 2021, relaxed central bank monetary policy, fiscal stimulus, and the introduction of
COVID-19 vaccines impacted risk markets positively. Equity
markets reached record highs in 2021, with the S&P 500 Index gaining 42.91% on the fiscal year. U.S. Investment grade corporate credit spreads tightened from 114 bps to 87 bps. Similarly, U.S.
high yield corporate spreads tightened from 435 bps to 285 bps.
The U.S. Urban Consumer Price Index reached a 6.2% year-over-
year increase in October 2021 – higher than the Federal Reserve
Bank’s 2% inflation target – as the economy faced cash strapped consumers, labor shortages, and supply constraints.
The Fund’s exposure to spread sectors was a positive during the fiscal year as credit spreads experienced continued recovery. The
Bloomberg U.S. Corporate Bond Index posted a total return of
2.18% for the fiscal year, above equivalent duration treasuries.
The Bloomberg U.S. Corporate High Yield Index performed
exceptionally well, posting total returns of 10.53% for the fiscal year. U.S. Treasuries performed poorly over the fiscal year as yields rose; the 10-year Treasury yield began the year at 0.84%
and ended the year at 1.55%.
How did the investment strategies and techniques employed
by the Fund affect its benchmark relative performance?
Over the fiscal year, the Fund’s general overweight to credit exposure contributed positively to benchmark relative
performance as credit markets pulled tighter over the year. RIM decreased the Fund’s investment-grade corporate overweight over the fiscal year as spreads tightened and opportunities in credit became more limited. The Fund’s long-duration position was a detractor as rates increased across the curve over the fiscal year.
During the fiscal year, RIM managed multiple positioning
strategies to seek to achieve the desired risk/return profile for the
Fund.
RIM’s Global Investment Grade Intelligent Credit positioning strategy, which screens securities based on the value within the
Bloomberg Global Corporate Bond Index and purchases physical bonds that RIM believes to be undervalued, outperformed the
Fund’s benchmark. The strategy benefited from its lower quality bias as BBB-rated bonds outperformed A-rated cohorts.
RIM manages a Global Government positioning strategy, which
seeks to provide exposure to the non-corporate portion of the
Fund’s benchmark through the purchase of physical bonds and
use of derivatives such as bond futures and currency forwards, while also hedging the unintended risks (such as key rate and country-level duration exposures) created by the differential between the Fund’s allocation to corporate bonds versus non-
corporate bonds and the exposures of the Fund’s benchmark. The strategy provided the desired exposure for the fiscal year.
RIM also managed Currency Factor and Rates Factor strategies, which seek to generate active returns through currency and
international rates positioning, respectively, to reduce the
Fund’s reliance on traditional fixed income market risks. These strategies utilize long and short positions in global government bond futures and currency forward contracts to seek to achieve their objectives. The Fund’s rates and currency factor strategies performed in opposite directions during the fiscal year, with the currency factors contributing positively to performance while the rates factor strategy detracted.
During the fiscal year, RIM also implemented certain tactical positioning strategies through the use of derivatives, which contributed negatively to Fund performance. RIM utilized
interest rate derivatives to extend duration throughout the fiscal year, which detracted from performance. RIM also utilized credit default swaps to tactically increase then decrease credit risk as the market rallied into multi-year tights, which had an offsetting positive effect. The Fund’s tactical positions in developed market currencies through the use of currency forwards had a limited impact on performance.
Describe any changes to the Fund’s structure.
There were no significant changes to the Fund’s structure during the fiscal year.

Russell Investment Company
Multifactor Bond Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
904 Multifactor Bond Fund
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.
* Assumes initial investment on November 13, 2019.
** The Bloomberg Global Aggregate Bond Index (USD Hedged) represents a close estimation of the performance that can be achieved by hedging the currency exposure of its parent index, the Bloomberg Global Aggregate Bond Index, to USD. The index is 100% hedged to the USD by selling the forwards of all the currencies in the parent index at the one-month Forward rate. The parent index, the Bloomberg Global Aggregate Bond Index, measures the performance of the global investment grade, fixed-rate bond markets and includes government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Multifactor Bond Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
Multifactor Bond Fund 905
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class Y
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,006.00 $ 1,023.84
Expenses Paid During Period* $ 1.37 $ 1.38
* Expenses are equal to the Fund's annualized expense ratio of 0.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher .

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
906 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 91.8%
Corporate Bonds and Notes - 13.3%
Apple, Inc.
1.700% due 08/05/31 152 147
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 147 193
Boardwalk Pipelines, LP
3.400% due 02/15/31 137 142
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 98 112
Capital One Financial Corp.
3.650% due 05/11/27 136 148
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
6.834% due 10/23/55 99 147
Citigroup, Inc.
6.625% due 06/15/32 109 145
Coca-Cola Co. (The)
1.125% due 03/09/27 119 144
DH Europe Finance II SARL
0.450% due 03/18/28 111 127
Energy Transfer Operating, LP
7.500% due 07/01/38 138 192
Enterprise Products Operating LLC
Series D
6.875% due 03/01/33 125 172
Exelon Generation Co. LLC
5.600% due 06/15/42 124 150
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 139 148
GE Capital International Funding Co.,
ULC
Series WI
4.418% due 11/15/35 116 141
General Electric Co.
Series GMTN
6.875% due 01/10/39 44 67
General Motors Financial Co., Inc.
3.700% due 05/09/23 89 92
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 149 170
HCA, Inc.
5.250% due 06/15/49 131 170
Inter-American Development Bank
3.125% due 09/18/28 550 609
Jefferies Group LLC
Series EMTN
6.250% due 01/15/36 94 125
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 141 142
McDonald's Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.700% due 12/09/35 156 192
Microsoft Corp.
3.500% due 02/12/35 126 145
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 154 173
Oracle Corp.
3.950% due 03/25/51 136 148
PacifiCorp
6.250% due 10/15/37 100 141
Santander Holdings, Inc.
Series FXD
3.500% due 06/07/24 158 167
Southern Power Co.
5.150% due 09/15/41 123 151
Synchrony Financial
3.700% due 08/04/26 157 169
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 126 149
Time Warner Cable LLC
7.300% due 07/01/38 117 168
T-Mobile USA, Inc.
Series WI
3.500% due 04/15/25 139 148
5,234
International Debt - 17.7%
Adani Ports & Special Economic Zone,
Ltd.
Series REGS
4.200% due 08/04/27 200 207
Altria Group, Inc.
3.125% due 06/15/31 EUR 88 114
AT&T, Inc.
Series MPLE
4.850% due 05/25/47 CAD 256 224
Bank of America Corp.
7.000% due 07/31/28 GBP 50 91
Barclays PLC
5.250% due 08/17/45 106 144
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 204 215
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 204 216
Becton Dickinson and Co.
1.000% due 12/15/22 EUR 124 145
Berkshire Hathaway Finance Corp.
2.375% due 06/19/39 GBP 114 166
BNP Paribas SA
3.500% due 03/01/23 (Þ) 139 144
Bocom Leasing Management Hong Kong
Co., Ltd.
4.375% due 01/22/24 200 212
Brookfield Finance LLC
3.450% due 04/15/50 143 150
Brookfield Finance, Inc.
4.350% due 04/15/30 174 198
Canadian Imperial Bank of Commerce

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 907
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.100% due 04/02/24 142 149
Comcast Corp.
0.250% due 05/20/27 EUR 103 118
Credit Suisse Group AG
Series WI
3.800% due 06/09/23 175 183
Danaher Corp.
2.500% due 03/30/30 EUR 164 216
Danske Bank A/S
1.226% due 06/22/24 (Þ) 147 148
Deutsche Bank AG
2.222% due 09/18/24 (SOFR +
2.159%)(Ê) 144 147
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 227 235
Exxon Mobil Corp.
1.408% due 06/26/39 EUR 171 193
Fidelity National Information Services,
Inc.
0.750% due 05/21/23 EUR 120 140
Honeywell International, Inc.
2.250% due 02/22/28 EUR 100 128
IBM Corp.
1.750% due 03/07/28 EUR 100 125
Illinois Tool Works, Inc.
1.000% due 06/05/31 EUR 100 119
International Bank for Reconstruction &
Development
3.000% due 10/19/26 AUD 50 39
Johnson & Johnson
0.650% due 05/20/24 EUR 118 139
Marubeni Corp.
1.319% due 09/18/25 206 203
Medtronic Global Holdings SCA
0.375% due 03/07/23 EUR 102 119
PepsiCo, Inc.
0.875% due 10/16/39 EUR 128 147
Philip Morris International, Inc.
2.750% due 03/19/25 EUR 111 140
Procter & Gamble Co. (The)
0.500% due 10/25/24 EUR 126 148
SF Holding Investment, Ltd.
4.125% due 07/26/23 200 209
Southern Copper Corp.
7.500% due 07/27/35 137 196
Standard Chartered PLC
4.300% due 02/19/27 (Þ) 131 141
Sura Asset Management SA
Series REGS
4.875% due 04/17/24 157 168
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 239 202
United Parcel Service, Inc.
0.375% due 11/15/23 EUR 117 137
Vale Overseas, Ltd.
6.875% due 11/21/36 107 140
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 200 164
Volkswagen Group of America Finance
LLC
3.125% due 05/12/23 (Þ) 146 151
Walmart, Inc.
4.875% due 09/21/29 EUR 73 113
Wells Fargo & Co.
2.125% due 12/20/23 GBP 91 126
Series MPLE
2.493% due 02/18/27 CAD 190 153
6,962
Non-US Bonds - 43.9%
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 244 207
AltaLink , LP
3.717% due 12/03/46 CAD 224 194
Anheuser-Busch InBev SA
9.750% due 07/30/24 GBP 119 200
Assicurazioni Generali SpA
5.500% due 10/27/47 (3 Month
EURIBOR + 5.350%)(Ê) EUR 91 127
Australia Government International
Bond
Series 142
4.250% due 04/21/26 AUD 120 101
Series 162
1.750% due 06/21/51 AUD 40 24
Bank of Montreal
2.370% due 02/03/25 CAD 179 147
Bankinter SA
1.250% due 12/23/32 (EUR Swap
Annual [versus 6 Month EURIBOR] 5
Year Rate + 1.450%)(Ê) EUR 100 114
Becton Dickinson and Co.
1.208% due 06/04/26 EUR 124 148
Bonos y Obligaciones del Estado
Government International Bonds
1.250% due 10/31/30 (Þ) EUR 920 1,134
1.200% due 10/31/40 (Þ) EUR 60 71
Series REGS
0.800% due 07/30/27 (Þ) EUR 200 240
BP Capital Markets PLC
1.953% due 03/03/25 EUR 119 146
Brookfield Asset Management, Inc.
5.040% due 03/08/24 CAD 228 197
Bundesrepublik Deutschland
0.000% due 08/15/50 EUR 40 45
Buoni del Tesoro Poliennali Bonds
1.500% due 06/01/25 EUR 450 544
Caisse d'Amortissement de la Dette
Sociale
0.125% due 12/15/25 GBP 100 132
Canadian National Railway Co.
3.950% due 09/22/45 CAD 157 137
Cie de Saint-Gobain SA

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
908 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.750% due 04/03/23 EUR 100 119
Credit Agricole SA
1.000% due 04/22/26 (3 Month
EURIBOR + 1.250%)(Ê) EUR 100 118
2.000% due 07/17/30 EUR 100 119
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 114
Denmark Government International
Bond
1.750% due 11/15/25 DKK 831 140
Deutsche Bank AG
2.625% due 02/12/26 EUR 100 125
E.ON SE
0.375% due 04/20/23 EUR 120 140
Enbridge Gas, Inc.
2.880% due 11/22/27 CAD 217 181
Enbridge Pipelines, Inc.
5.350% due 11/10/39 CAD 102 96
Enbridge, Inc.
5.570% due 11/14/35 CAD 207 193
Enel Finance International NV
1.000% due 09/16/24 EUR 123 146
Enel SpA
5.750% due 06/22/37 GBP 59 117
Engie Alliance GIE
5.750% due 06/24/23 EUR 141 179
Engie SA
0.875% due 09/19/25 EUR 100 119
Eni SpA
1.500% due 01/17/27 EUR 135 165
European Union
Series NGEU
0.000% due 07/06/26 EUR 255 298
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 230 201
France Government International Bond
4.000% due 04/25/60 EUR 90 209
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 166 198
Gatwick Funding, Ltd.
2.500% due 04/15/30 GBP 100 135
GE Capital European Funding Unlimited
Co.
6.025% due 03/01/38 EUR 98 187
GE Capital UK Funding Co.
8.000% due 01/14/39 GBP 62 149
HSBC Holdings PLC
7.000% due 04/07/38 GBP 50 102
Iberdrola International BV
1.750% due 09/17/23 EUR 100 120
IGM Financial, Inc.
4.174% due 07/13/48 CAD 163 143
Innogy Finance BV
3.000% due 01/17/24 EUR 147 182
Intermediate Capital Group PLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 02/17/27 EUR 143 168
Intesa Sanpaolo SpA
1.375% due 01/18/24 EUR 123 147
Italy Buoni Poliennali Del Tesoro
2.150% due 03/01/72 (Þ) EUR 275 310
Japan 2 Year Government International
Bond
Series 421
0.100% due 02/01/23 JPY 12,000 106
Japan 10 Year Government International
Bond
Series 349
0.100% due 12/20/27 JPY 115,000 1,018
Japan 20 Year Government International
Bond
Series 165
0.500% due 06/20/38 JPY 76,000 680
Japan 30 Year Government International
Bond
Series 33
2.000% due 09/20/40 JPY 24,000 270
Series 37
1.900% due 09/20/42 JPY 47,000 527
Japan 40 Year Government International
Bond
Series 13
0.500% due 03/20/60 JPY 53,900 440
Jyske Bank A/S
0.625% due 06/20/24 (EUR Swap
Annual [versus 6 Month EURIBOR] 1
Year Rate + 0.950%)(Ê) EUR 102 119
KfW
0.000% due 03/31/25 EUR 110 128
0.500% due 09/15/27 EUR 300 358
Lloyds Banking Group PLC
1.875% due 01/15/26 (U.K.
Government Bonds 1 Year Note
Generic Bid Yield + 1.300%)(Ê) GBP 109 150
Loblaw Cos., Ltd.
4.860% due 09/12/23 CAD 230 196
LVMH Moet Hennessy Louis Vuitton SE
0.125% due 02/28/23 EUR 100 116
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 2,000 95
National Bank of Canada
2.580% due 02/03/25 CAD 178 147
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 418
Nestle Holdings, Inc.
0.750% due 05/16/23 EUR 92 108
Network Rail Infrastructure Finance PLC
4.750% due 11/29/35 GBP 135 263
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 60 48
Northern Powergrid Holdings Co.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 909
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.250% due 12/15/22 GBP 110 161
Norway Government International Bond
Series 479
1.750% due 02/17/27 (Þ) NOK 98 12
Orange SA
3.125% due 01/09/24 EUR 100 124
Poland Government International Bond
Series 1029
2.750% due 10/25/29 PLN 200 51
Prosus NV
Series REGS
2.031% due 08/03/32 EUR 100 114
Santander Issuances SA
2.500% due 03/18/25 EUR 100 123
Santander UK Group Holdings PLC
1.125% due 09/08/23 EUR 108 128
7.037% due 08/29/49 (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 3.750%)(Ê)(ƒ) GBP 110 164
SAP SE
1.750% due 02/22/27 EUR 117 146
Schneider Electric SE
0.875% due 03/11/25 EUR 100 119
Sky, Ltd.
2.500% due 09/15/26 EUR 112 144
Societe Generale SA
Series EMTN
2.125% due 09/27/28 EUR 100 125
Standard Chartered PLC
5.125% due 06/06/34 GBP 65 109
Swedish Government International Bond
Series 1062
0.125% due 05/12/31 (Þ) SEK 960 109
Switzerland Government International
Bond
0.000% due 07/24/39 CHF 120 130
TELUS Corp.
Series CJ
3.350% due 03/15/23 CAD 241 199
Terega
2.200% due 08/05/25 EUR 100 124
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 91 129
Toronto-Dominion Bank (The)
1.888% due 03/08/28 CAD 194 152
Treasury Corp. of Victoria
1.500% due 09/10/31 AUD 200 139
United Kingdom Gilt
0.250% due 01/31/25 GBP 12 16
0.250% due 07/31/31 GBP 100 127
1.625% due 10/22/54 GBP 196 306
Volkswagen Group of America Finance
LLC
2.125% due 06/27/24 GBP 100 139
Volkswagen International Finance NV
Series EMTN
0.875% due 01/16/23 EUR 142 166
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Woolworths Group, Ltd.
2.850% due 04/23/24 AUD 220 170
Wuestenrot & Wuerttembergische AG
2.125% due 09/10/41 (3 Month
EURIBOR + 3.250%)(Ê) EUR 100 113
17,254
United States Government Treasuries - 16.9%
United States Treasury Notes
0.125% due 02/28/23 1,510 1,506
0.375% due 08/15/24 252 250
1.625% due 10/31/26 1,400 1,430
5.250% due 02/15/29 994 1,255
0.625% due 08/15/30 600 556
1.125% due 02/15/31 400 386
1.625% due 05/15/31 555 559
2.250% due 08/15/46 130 137
2.250% due 08/15/49 280 298
1.250% due 05/15/50 340 288
6,665
Total Long-Term Investments
(cost
$36,090
) 36,115
Short-Term Investments - 6.6%
U.S. Cash Management Fund(@) 2,601,580(∞) 2,601
Total Short-Term Investments
(cost $2,601) 2,601
Total Investments - 98.4%
(identified cost $38,691) 38,716
Other Assets and Liabilities,
Net - 1.6%
645
Net Assets - 100.0%
39,361

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
910 Multifactor Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
8.4%
Bayer US Finance II LLC 11/13/19 204,000 102.39 209
215
Bayer US Finance LLC 11/14/19 204,000 101.66 207
216
BNP Paribas SA 02/04/20 139,000 101.89 142
144
Bonos y Obligaciones del Estado Government International Bonds 11/12/20 EUR 920,000 129.91 1,194
1,134
Bonos y Obligaciones del Estado Government International Bonds 12/10/20 EUR 200,000 128.96 258
240
Bonos y Obligaciones del Estado Government International Bonds 06/01/21 EUR 60,000 123.00 74
71
Danske Bank A/S 02/16/21 147,000 101.23 149
148
Deutsche Telekom International Finance BV 04/27/20 227,000 101.59 232
235
Italy Buoni Poliennali Del Tesoro 04/16/21 EUR 275,000 119.04 327
310
NGPL PipeCo LLC 04/27/20 154,000 101.59 156
173
Norway Government International Bond 10/29/21 98,000 11.93 12
12
Standard Chartered PLC 02/16/21 131,000 110.85 145
141
Swedish Government International Bond 10/27/21 SEK 960,000 11.46 110
109
Volkswagen Group of America Finance LLC 03/03/21 146,000 103.81 152 151
3,299
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 911
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro- Bobl Futures 1 EUR 134 12/21
(1)
Euro-Bund Futures 4 EUR 672 12/21
(14)
Japanese Mini 10-Year Government Bond Futures 8 JPY 121,032 12/21
(3)
Long Gilt Futures 1 GBP 125 12/21
(6)
United States 5 Year Treasury Note Futures 18 USD 2,191 12/21
(29)
United States 10 Year Treasury Note Futures 13 USD 1,700 12/21
(26)
United States 10 Year Ultra Treasury Note Futures 3 USD 435 12/21
(1)
United States Treasury Long Bond Futures 3 USD 483 12/21 2
Short Positions
Canadian 10 Year Government Bond Futures 9 CAD 1,269 12/21
21
United States Treasury Ultra Bond Futures 2 USD 393 12/21 (1)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (58)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 16 AUD 22
12/09/21
1
Bank of America USD 35 AUD 46
12/09/21
—
Bank of America USD 16 NOK 136
12/09/21
—
Bank of America USD 359 NOK 3,139
12/09/21
12
Bank of America AUD 941 USD 697
12/09/21
(11)
Bank of America CZK 2,829 USD 131
12/15/21
4
Bank of America HUF 26,320 USD 89
12/15/21
4
Bank of America NOK 6,015 USD 695
12/09/21
(16)
Bank of America PLN 439 USD 115
12/15/21
5
Bank of Montreal USD 33 EUR 28
12/15/21
—
Bank of Montreal USD 23 GBP 17
12/15/21
—
Bank of Montreal AUD 225 USD 166
12/15/21
(4)
Bank of Montreal CAD 190 USD 150
12/15/21
(4)
Bank of Montreal CAD 923 USD 725
12/15/21
(21)
Bank of Montreal CHF 30 USD 33
12/15/21
—
Bank of Montreal DKK 231 USD 37
12/15/21
1
Bank of Montreal EUR 2,360 USD 2,792
12/15/21
61
Bank of Montreal GBP 545 USD 749
12/15/21
3
Bank of Montreal JPY 88,675 USD 804
12/15/21
26
Bank of Montreal MXN 806 USD 40
12/15/21
1
Bank of Montreal NOK 52 USD 6
12/15/21
—
Bank of Montreal NZD 19 USD 13
12/15/21
—
Bank of Montreal SEK 249 USD 29
12/15/21
—
Citigroup USD 10 CHF 10
12/09/21
—
Citigroup USD 27 CHF 24
12/09/21
—
Citigroup USD 115 GBP 83
12/09/21
(1)
Citigroup USD 166 GBP 120
12/09/21
(1)
Citigroup AUD 225 USD 166
12/15/21
(4)
Citigroup CAD 923 USD 725
12/15/21
(21)
Citigroup CHF 939 USD 1,029
12/09/21
2

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
912 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CHF 30 USD 33
12/15/21
—
Citigroup DKK 231 USD 37
12/15/21
1
Citigroup EUR 2,360 USD 2,792
12/15/21
61
Citigroup GBP 124 USD 166
12/09/21
(3)
Citigroup GBP 545 USD 749
12/15/21
3
Citigroup JPY 88,675 USD 804
12/15/21
26
Citigroup MXN 806 USD 40
12/15/21
1
Citigroup NOK 52 USD 6
12/15/21
—
Citigroup NZD 19 USD 13
12/15/21
—
Citigroup SEK 249 USD 29
12/15/21
—
JPMorgan Chase USD 819 JPY 90,300
12/15/21
(26)
JPMorgan Chase USD 403 NOK 3,500
12/15/21
12
JPMorgan Chase AUD 225 USD 166
12/15/21
(3)
JPMorgan Chase CAD 923 USD 728
12/15/21
(17)
JPMorgan Chase CHF 30 USD 33
12/15/21
—
JPMorgan Chase DKK 231 USD 37
12/15/21
1
JPMorgan Chase EUR 2,360 USD 2,794
12/15/21
63
JPMorgan Chase GBP 545 USD 751
12/15/21
4
JPMorgan Chase JPY 88,675 USD 805
12/15/21
26
JPMorgan Chase MXN 806 USD 40
12/15/21
1
JPMorgan Chase NOK 52 USD 6
12/15/21
—
JPMorgan Chase NZD 19 USD 13
12/15/21
—
JPMorgan Chase SEK 249 USD 29
12/15/21
—
JPMorgan Chase SEK 3,500 USD 407
12/15/21
(1)
Royal Bank of Canada USD 1,028 CAD 1,293
12/09/21
18
Royal Bank of Canada USD 15 CAD 19
12/15/21
—
Royal Bank of Canada USD 49 EUR 42
12/15/21
—
Royal Bank of Canada USD 129 EUR 110
12/15/21
(1)
Royal Bank of Canada USD 85 HUF 26,320
12/15/21
(1)
Royal Bank of Canada USD 247 JPY 27,500
12/15/21
(5)
Royal Bank of Canada USD 55 MXN 1,135
12/15/21
(1)
Royal Bank of Canada USD 12 NOK 100
12/15/21
—
Royal Bank of Canada USD 403 NOK 3,500
12/15/21
12
Royal Bank of Canada USD 55 PLN 218
12/15/21
—
Royal Bank of Canada AUD 225 USD 166
12/15/21
(3)
Royal Bank of Canada CAD 25 USD 19
12/09/21
(1)
Royal Bank of Canada CAD 51 USD 41
12/09/21
—
Royal Bank of Canada CAD 923 USD 728
12/15/21
(17)
Royal Bank of Canada CHF 30 USD 33
12/15/21
—
Royal Bank of Canada DKK 231 USD 37
12/15/21
1
Royal Bank of Canada EUR 210 USD 249
12/15/21
6
Royal Bank of Canada EUR 2,360 USD 2,795
12/15/21
63
Royal Bank of Canada GBP 100 USD 139
12/15/21
2
Royal Bank of Canada GBP 545 USD 751
12/15/21
4
Royal Bank of Canada JPY 20,000 USD 183
12/15/21
7
Royal Bank of Canada JPY 88,675 USD 805
12/15/21
26
Royal Bank of Canada MXN 806 USD 40
12/15/21
1
Royal Bank of Canada NOK 52 USD 6
12/15/21
—
Royal Bank of Canada NZD 19 USD 13
12/15/21
—
Royal Bank of Canada SEK 249 USD 29
12/15/21
—
Royal Bank of Canada SEK 3,500 USD 407
12/15/21
(1)
State Street USD 7 AUD 10
12/15/21
—

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 913
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 11 AUD 15
12/15/21
—
State Street USD 16 CAD 20
12/15/21
—
State Street USD 25 CAD 31
12/15/21
—
State Street USD 87 CAD 110
12/15/21
2
State Street USD 13 CZK 275
12/15/21
—
State Street USD 165 EUR 141
12/09/21
(2)
State Street USD 12 EUR 10
12/15/21
—
State Street USD 17 EUR 15
12/15/21
—
State Street USD 35 EUR 30
12/15/21
(1)
State Street USD 20 GBP 15
12/15/21
—
State Street USD 21 GBP 15
12/15/21
—
State Street USD 31 GBP 23
12/15/21
—
State Street USD 228 GBP 166
12/15/21
(1)
State Street USD 500 JPY 55,892
12/09/21
(8)
State Street USD 8 JPY 900
12/15/21
—
State Street USD 348 NZD 490
12/09/21
3
State Street USD 10 SEK 88
12/09/21
—
State Street CAD 38 USD 30
12/15/21
(1)
State Street EUR 13 USD 15
12/15/21
—
State Street EUR 27 USD 32
12/15/21
1
State Street EUR 116 USD 135
12/15/21
—
State Street JPY 18,759 USD 171
12/09/21
6
State Street JPY 37,133 USD 328
12/09/21
2
State Street NZD 13 USD 9
12/09/21
—
State Street NZD 20 USD 14
12/09/21
—
State Street SEK 2,910 USD 332
12/09/21
(7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 290
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Investment Grade
Index Bank of America Purchase USD 8,400 (1.000%)
(2)
12/20/26
(199)
(10) (209)
Total Open Credit Indices Contracts (å)
(199)
(10) (209)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
914 Multifactor Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Corporate Bonds and Notes $ — $ 5,234 $ —
$ —
$ 5,234 13.3
International Debt — 6,962 —
—
6,962 17.7
Non-US Bonds — 17,254 —
—
17,254 43.9
United States Government Treasuries — 6,665 —
—
6,665 16.9
Short-Term Investments — — — 2,601 2,601 6.6
Total Investments — 36,115 — 2,601 38,716 98.4
Other Assets and Liabilities, Net
1.6
100.0
Other Financial Instruments
Assets
Futures Contracts 23 — — — 23 0.1
Foreign Currency Exchange Contracts — 473 — — 473 1.2
A
Liabilities
Futures Contracts (81) — — — (81) (0.2)
Foreign Currency Exchange Contracts — (183) — — (183) (0.5)
Credit Default Swap Contracts — (209) — — (209) (0.5)
Total Other Financial Instruments
*
$ (58) $ 81 $ — $ — $ 23
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended October 31, 2021, see note 2 in the Notes to
Financial Statements.
Amounts in thousands
Country Exposure
Fair Value
$
Australia ......................................................................................
434
Belgium .......................................................................................
498
Brazil ...........................................................................................
140
Canada .........................................................................................
2,889
China ...........................................................................................
209
Colombia ......................................................................................
168
Czech Republic ............................................................................
114
Denmark ......................................................................................
407
France ..........................................................................................
1,746
Germany ......................................................................................
2,338
Hong Kong ...................................................................................
212

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 915
Amounts in thousands
Country Exposure
Fair Value
$
India ............................................................................................
207
Ireland .........................................................................................
533
Italy .............................................................................................
1,410
Japan ...........................................................................................
3,245
Luxembourg .................................................................................
256
Mexico .........................................................................................
95
Netherlands .................................................................................
964
New Zealand ................................................................................
48
Norway .........................................................................................
12
Peru .............................................................................................
196
Poland ..........................................................................................
51
Spain ............................................................................................
1,684
Sweden .........................................................................................
109
Switzerland ..................................................................................
313
United Kingdom ...........................................................................
2,532
United States ................................................................................
17,906
Total Investments ....................................................................
38,716

See accompanying notes which are an integral part of the financial statements.
916 Multifactor Bond Fund
Russell Investment Company
Multifactor Bond Fund
Fair Value of Derivative Instruments — October 31, 2021
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 473 $ —
Variation margin on futures contracts* — — 23
Total
$ — $ 473 $ 23
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ — $ 81
Unrealized depreciation on foreign currency exchange contracts — 183 —
Credit default swap contracts, at fair value 209 — —
Total
$ 209 $ 183 $ 81
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (337)
Credit default swap contracts (24) — —
Foreign currency exchange contracts — (106) —
Total
$ (24) $ (106) $ (337)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (109)
Credit default swap contracts (10) — —
Foreign currency exchange contracts — (111) —
Total
$ (10) $ (111) $ (109)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 917
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 473 $ — $ 473
Total Financial and Derivative Assets
473 — 473
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 473 $ — $ 473
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Received^ Net Amount
Bank of America
$ 26 $ 13 $ — $ 13
Bank of Montreal
92 29 — 63
Citigroup
94 27 — 67
JPMorgan Chase
107 32 — 75
Royal Bank of Canada
140 31 — 109
State Street
14 12 — 2
Total
$ 473 $ 144 $ — $ 329

Russell Investment Company
Multifactor Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
October 31, 2021
See accompanying notes which are an integral part of the financial statements.
918 Multifactor Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement of
Assets and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 183 $ — $ 183
Credit Default Swap Contracts Credit default swap contracts, at fair value 209 — 209
Total Financial and Derivative Liabilities
392 — 392
Financial and Derivative Liabilities not subject to a netting agreement
(209) — (209)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 183 $ — $ 183
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial and
Derivative
Instruments
Collateral
Pledged^ Net Amount
Bank of America $ 26 $ 13 $ 13 $ —
Bank of Montreal 29 29 — —
Citigroup 31 27 — 4
JPMorgan Chase 47 32 — 15
Royal Bank of Canada 31 31 — —
State Street 19 12 — 7
Total
$ 183 $ 144 $ 13 $ 26
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 919
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 38,691
Investments, at fair value(>) ...........................................................................................................................................................
38,716
Foreign currency holdings(^) ......................................................................................................................................................... 20
Unrealized appreciation on foreign currency exchange contracts ................................................................................................... 473
Receivables:
Dividends and interest ....................................................................................................................................................... 282
Investments sold ................................................................................................................................................................ 12
From broker(a)(b) ............................................................................................................................................................... 448
Total assets .................................................................................................................................................
39,951
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 12
Fund shares redeemed ....................................................................................................................................................... 9
Accrued fees to affiliates .................................................................................................................................................... 13
Other accrued expenses ..................................................................................................................................................... 106
Variation margin on futures contracts ................................................................................................................................. 58
Unrealized depreciation on foreign currency exchange contracts ................................................................................................... 183
Credit default swap contracts, at fair value(+) ................................................................................................................................ 209
Total liabilities .............................................................................................................................................
590
Net Assets ............................................................................................................................................................
$ 39,361

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
920 Multifactor Bond Fund
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 1,154
Shares of beneficial interest ...........................................................................................................................................................
39
Additional paid-in capital ..............................................................................................................................................................
38,168
Net Assets ............................................................................................................................................................
$ 39,361
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class Y(#) ............................................................................................................................................. $ 10.13
Class Y — Net assets ............................................................................................................................................................. $ 39,361,411
Class Y — Shares outstanding ($.01 par value) ..................................................................................................................... 3,885,671
Amounts in thousands
(^)     Foreign currency holdings - cost $ 20
(+)     Credit default swap contracts - premiums paid (received) $ (199)
(>)     Investments in affiliates, U.S. Cash Management Fund $ 2,601
(a)     Receivable from Broker for Futures $ 134
(b)     Receivable from Broker for Swaps $ 314
(#) Net asset value per share equals net assets divided by ?shares of beneficial interest outstanding.

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 921
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Dividends from affiliated funds ......................................................................................................................................... $ 2
Interest .............................................................................................................................................................................. 690
Total investment income ...............................................................................................................................................................
692
Expenses
Advisory fees .................................................................................................................................................................... 83
Administrative fees ........................................................................................................................................................... 27
Custodian fees ................................................................................................................................................................... 119
Transfer agent fees - Class Y ............................................................................................................................................ 2
Professional fees ............................................................................................................................................................... 125
Registration fees ............................................................................................................................................................... 22
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ...................................................................................................................................................................... 11
Offering fees ..................................................................................................................................................................... 47
Proxy fees ......................................................................................................................................................................... 3
Miscellaneous ................................................................................................................................................................... 12
Expenses before reductions .............................................................................................................................................. 453
Expense reductions ........................................................................................................................................................... (305)
Net expenses .................................................................................................................................................................................
148
Net investment income (loss) ........................................................................................................................................................
544
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... 2,856
Futures contracts .............................................................................................................................................................. (337)
Foreign currency exchange contracts ................................................................................................................................ (106)
Credit default swap contracts ............................................................................................................................................ (24)
Foreign currency-related transactions ............................................................................................................................... 123
Net realized gain (loss) ..................................................................................................................................................................
2,512
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes) ........................................................................... (2,775)
Futures contracts .............................................................................................................................................................. (109)
Foreign currency exchange contracts ................................................................................................................................ (111)
Credit default swap contracts ............................................................................................................................................ (10)
Foreign currency-related transactions ............................................................................................................................... 5
Net change in unrealized appreciation (depreciation) ................................................................................................................... (3,000)
Net realized and unrealized gain (loss) ......................................................................................................................................... (488)
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 56

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
922 Multifactor Bond Fund
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 544 $ 1,040
Net realized gain (loss) ...................................................................................................................... 2,512 196
Net change in unrealized appreciation (depreciation) ....................................................................... (3,000) 3,246
Net increase (decrease) in net assets from operations ............................................................................. 56 4,482
Distributions
To shareholders
Class Y .......................................................................................................................................... (2,386) (998)
Net decrease in net assets from distributions .......................................................................................... (2,386) (998)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (29,062) 67,269
Total Net Increase (Decrease) in Net Assets ..........................................................................
(31,392) 70,753
Net Assets
Beginning of period .................................................................................................................................
70,753 —
End of period ..........................................................................................................................................
$ 39,361 $ 70,753
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
(1)
Shares Dollars Shares Dollars
Proceeds from shares sold 611 $ 6,202 11,801 $ 118,050
Proceeds from reinvestment of distributions 232 2,386 98 998
Payments for shares redeemed (3,721) (37,650) (5,136) (51,779)
Total increase (decrease)
(2,878) $ (29,062) 6,763 $ 67,269
(1) For the period November 13, 2019 (inception date) to October 31, 2020 .

Russell Investment Company
Multifactor Bond Fund
Financial Highlights — For the Period Ended
See accompanying notes which are an integral part of the financial statements.
924 Multifactor Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class Y
October 31, 2021 10.46 .10 (.08) .02 (.05) (.30)
October 31, 2020 (8) 10.00 .12 .45 .57 (.11) —

See accompanying notes which are an integral part of the financial statements.
Multifactor Bond Fund 925
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(b)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(e)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(e)
%
Ratio of Net
Investment Income
to Average
Net Assets
(d)(e)
%
Portfolio
Turnover Rate
(b)
(.35) 10.13 .17 39,361 .82 .27 .99 88
(.11) 10.46 5.77 70,753 .73 .26 1.20 117

Russell Investment Company
Multifactor Bond Fund
See accompanying notes which are an integral part of the financial statements.
926 Multifactor Bond Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 10,671
Administration fees 1,607
Transfer agent fees 160
Trustee fees 306
$ 12,744
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 2,528 $ 57,550 $ 57,477 $ — $ — $ 2,601 $ 2 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 39,103,447 $ 7,219,423 $ (7,582,043) $ (362,620) $ 1,512,440 $ 98,627
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 1,438,300 $ 947,413 $ — $ 998,142 $ — $ —
Total distributable earnings (losses)
$ —
Additional paid-in capital
—

Russell Investment Company
Notes to Schedules of Investments — October 31, 2021
Notes to Schedules of Investments 927
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Statement of Assets and Liabilities.
(
ì
) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š
) Value was determined using significant unobservable inputs.
(~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements.
(@) Affiliate.
(Ÿ) Rate noted is dividend yield at period end.
(
¢
) Date shown reflects next contractual call date.
(
+
) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Financial
Statements for details.
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to the Financial Statements.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate
JIBAR – Johannesburg Interbank Agreed Rate

Russell Investment Company
Notes to Schedules of Investments, continued — October 31, 2021
928 Notes to Schedules of Investments
Foreign Currency Abbreviations:
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS – Ghanaian Cedi PHP - Philippine peso

Russell Investment Company
Notes to Financial Highlights — October 31, 2021
Notes to Financial Highlights 929
(1) For the period February 28, 2017 (inception date) to October 31, 2017.
(2) For the period March 7, 2017 (inception date) to October 31, 2017.
(3) For the period March 16, 2017 (inception date) to October 31, 2017.
(4) For the period August 30, 2017 (inception date) to October 31, 2017.
(5) For the period September 28, 2017 (inception date) to October 31, 2017.
(6) For the period April 26, 2018 (inception date) to October 31, 2018.
(7) For the period June 10, 2019 (inception date) to October 31, 2019.
(8) For the period November 13, 2019 (inception date) to October 31, 2020.
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios or returns for periods less than one year are not annualized.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower. This includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Periods less than one year are not annualized, if applicable.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services, LLC
(“RIFUS”).
(e) The ratios for periods less than one year are annualized.
(f) Less than $.01 per share.
(g) For the Sustainable Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class S Class Y
October 31, 2021 1.11% 1.86% 0.82% 0.66%
October 31, 2020 1.12% 1.87% 0.83% 0.67%
October 31, 2019 1.13% 1.88% 0.84% 0.69%
October 31, 2018 1.11% 1.86% 0.82% 0.66%
October 31, 2017 1.11% 1.86% 0.83% 0.67%
For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class S
October 31, 2021 N/A N/A N/A N/A
October 31, 2020 N/A N/A N/A N/A
October 31, 2019 0.98% 1.74% 0.64% 0.73%
October 31, 2018 0.99% 1.74% 0.64% 0.74%
October 31, 2017 1.01% 1.76% 0.68% 0.76%
For the U.S. Small Cap Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended Class A Class C Class M Class R6 Class S Class Y
October 31, 2021 1.26% 2.01% 0.87% 0.84% 0.97% 0.80%
October 31, 2020 1.26% 2.01% 0.87% 0.81% 0.97% 0.82%
October 31, 2019 1.25% 2.00% 0.84% 0.83% 0.96% 0.81%
October 31, 2018 N/A N/A N/A N/A N/A N/A
October 31, 2017 N/A N/A N/A N/A N/A N/A
(h) Distributions in excess of accumulated earnings and profits but not in excess of current earnings and profits computed on a tax basis.
(i) Less than .005% of average net assets.
(†) For the Multi-Asset Growth Strategy Fund, the Financial Highlights are consolidated and include the balances of the Cayman Multi-Asset Growth Strategy
Fund Ltd. (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to the Financial
Statements.

Russell Investment Company
Notes to Financial Statements — October 31, 2021
930 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. These financial statements report on 25 of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act” or the “1940 Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the fiscal year ended October 31, 2021.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”).
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 931
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as
Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as
American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level
2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-
counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
932 Notes to Financial Statements
described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as Level
3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap (“OIS”) rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed Markets, Global
Equity, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity,
Tax-Managed Real Assets, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond, Tax-Exempt Bond, Global Infrastructure, Global Real Estate Securities, Multi-Strategy Income, Multi-Asset
Growth Strategy, Multifactor U.S. Equity, Multifactor International Equity, and Multifactor Bond Funds had no transfers into or out of Level 3 for the period ended October 31, 2021.
The Opportunistic Credit Fund had transfers out of Level 2 into Level 3 representing financial instruments for which inputs became unobservable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were
Opportunistic Credit Fund $ 68,228

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 933
to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases
(decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
934 Notes to Financial Statements
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each period, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Multi-Asset Growth Strategy Fund intends to gain exposure indirectly to commodities markets by investing in a wholly-owned subsidiary which is organized as a company under the laws of the Cayman Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable period from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-
linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if a subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the
Fund intends to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary. The IRS subsequently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act. In connection with the issuance of this revenue procedure, the IRS revoked its previously issued commodity index-linked notes private letter rulings. The IRS also issued proposed regulations that, if finalized, would generally have treated the Fund's income inclusions with respect to a subsidiary as qualifying income only if there was a distribution out of the earnings and profits of a subsidiary that was attributable to such income inclusion. Final regulations, applicable to taxable periods beginning on or after September 28, 2016, also treat the Fund’s income inclusions with respect to a subsidiary as qualifying income, without requiring a corresponding distribution, if such inclusions are derived with respect to the Fund’s business of investing in stock, securities or currencies. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Fund to qualify for favorable regulated investment company status under the Code could be jeopardized if the Fund were unable to treat its income from commodity-linked notes and its subsidiary as qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund's investments in its subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the
Funds taxable income or any gains and distributions made by the Fund.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of October 31, 2021, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the periods ended October 31, 2018 through October 31, 2020, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 935
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class M, Class P,
Class R6, Class S, Class T and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
Declared Payable Funds
Monthly Early in the following month Opportunistic Credit, Unconstrained Total Return, Strategic
Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond, Tax-Exempt Bond and Multifactor Bond Funds
Quarterly April, July, October and December Equity Income, Sustainable Equity, U.S. Strategic Equity, Global
Infrastructure, Global Real Estate Securities, Multi-Strategy
Income, Multi-Asset Growth Strategy and Multifactor U.S. Equity
Funds
Annually Mid-December U.S. Small Cap Equity, International Developed
Markets, Global Equity, Emerging Markets, Tax-Managed U.S.
Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed
International Equity, Tax-Managed Real Assets, and Multifactor
International Equity Funds

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
936 Notes to Financial Statements
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss)
on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of October 31, 2021. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Deferred Capital
Gains Tax
Liability
Capital Gains
Taxes
International Developed Markets Fund $ 326,720 $ 1,020
Global Equity Fund 7,134 —
Emerging Markets Fund 5,695,643 1,129,253
Tax-Managed International Equity Fund 2,786,492 —
Tax-Managed Real Assets Fund 53,016 —
Strategic Bond Fund 5,752 70,158
Global Real Estate Securities Fund 7 —
Multi-Strategy Income Fund 16,574 4,656
Multi-Asset Growth Strategy Fund 107,398 23,279

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 937
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker.
Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of
Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
In October 2020, the Securities and Exchange Commission (“SEC”) adopted a final rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies that will rescind and withdraw the guidance of the SEC and its staff regarding asset segregation and cover transactions. The final rule requires funds to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a value-at-risk leverage limit and certain derivatives risk management program and reporting requirements.
Compliance with these new requirements will be required after an eighteen-month transition period. Following the compliance date, these requirements may limit the ability of a Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended October 31, 2021, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended October 31, 2021, the following Funds entered into FX contracts primarily for the strategies listed below:
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
938 Notes to Financial Statements
The Funds’ FX contract notional dollar values outstanding fluctuate throughout the period as required to meet strategic objectives.
The following tables illustrate the quarterly volume of FX contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
International Developed Markets Fund $ 642,780,045 $ 509,451,713 $ 487,045,626 $ 460,666,854
Global Equity Fund 90,722,943 207,783,201 170,958,931 199,707,455
Emerging Markets Fund 26,495,256 33,183,228 24,931,144 189,392
Tax-Managed International Equity Fund 14,978,997 8,481,913 1,062,327 607,945
Tax-Managed Real Assets Fund — 360,918 1,516,402 15,118
Opportunistic Credit Fund 335,079,662 334,677,397 368,113,200 328,478,310
Unconstrained Total Return Fund 134,243,676 142,989,553 29,160,461 63,891,905
Strategic Bond Fund 1,108,569,023 1,447,904,538 1,754,017,219 1,248,793,215
Investment Grade Bond Fund 178,898,799 202,132,928 232,700,075 201,609,129
Short Duration Bond Fund 57,117,716 62,284,253 60,735,194 52,911,900
Global Infrastructure Fund 9,040,542 54,947,523 1,296,858 2,198,654
Global Real Estate Securities Fund 14,097,295 126,670,047 48,980,481 15,913,381
Multi-Strategy Income Fund 297,394,905 250,769,806 151,558,758 160,297,647
Multi-Asset Growth Strategy Fund 1,204,921,602 771,482,817 480,141,486 594,407,782
Multifactor International Equity Fund 143,908,386 432,055,262 52,752,383 46,721,663
Multifactor Bond Fund 56,473,223 80,883,345 34,221,115 32,834,740
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
International Developed Markets Fund $ 641,209,280 $ 507,738,343 $ 497,930,137 $ 460,347,756
Global Equity Fund 90,398,244 208,302,151 170,728,235 197,652,171
Emerging Markets Fund 26,830,956 32,863,066 24,956,722 189,564
Tax-Managed International Equity Fund 14,984,951 8,540,107 1,059,872 604,573
Tax-Managed Real Assets Fund — 362,451 1,510,781 15,113
Opportunistic Credit Fund 335,049,290 335,305,474 365,812,389 327,867,409
Unconstrained Total Return Fund 134,011,952 143,108,686 28,724,304 63,656,090
Strategic Bond Fund 1,109,041,618 1,447,145,599 1,749,631,796 1,249,545,322
Investment Grade Bond Fund 178,896,092 202,115,597 232,468,956 201,680,763
Short Duration Bond Fund 57,079,223 62,250,262 60,658,875 53,093,969
Global Infrastructure Fund 9,031,932 54,827,662 1,343,928 2,205,481
Global Real Estate Securities Fund 14,077,783 126,458,914 49,148,478 16,038,554
Multi-Strategy Income Fund 296,417,929 250,623,530 150,524,761 158,844,252
Multi-Asset Growth Strategy Fund 1,202,664,154 773,462,310 478,069,453 592,021,024
Multifactor International Equity Fund 143,437,331 431,738,199 53,288,459 46,574,105
Multifactor Bond Fund 56,547,428 81,126,738 33,635,147 32,529,864

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 939
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended October 31, 2021, the following Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and/or commodity futures contracts (Multi-Asset Growth Strategy Fund only). The face or contract value of these instruments reflect the extent of the
Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates.
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Options Contracts Outstanding
Funds January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
Unconstrained Total Return Fund $ 247,678,400 $ 49,586,400 $ — $ 113,072,504
Strategic Bond Fund 29,992,500 12,375,000 — —
Short Duration Bond Fund — — 1,867,000 8,866,250
Multi-Strategy Income Fund 1,453,193,402 1,659,523,249 1,291,441,730 1,415,117,711
Multi-Asset Growth Strategy Fund 2,733,224,902 3,019,748,126 2,210,106,395 2,465,180,646

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
940 Notes to Financial Statements
Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended October 31, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging, and exposing cash to markets
Global Equity Fund Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging, and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging, and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 941
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Multi-Asset Growth Strategy Fund only), total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-
party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a “net basis”.
Notional of Futures Contracts Outstanding
Funds January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
Equity Income Fund $ 4,816,760 $ 5,218,000 $ 5,047,925 $ 5,516,400
Sustainable Equity Fund — — 7,462,150 12,871,600
U.S. Strategic Equity Fund 75,400,820 103,525,120 44,992,375 23,674,550
U.S. Small Cap Equity Fund 56,358,450 46,699,975 69,869,320 53,250,960
International Developed Markets Fund 618,371,969 664,980,428 645,125,508 628,652,152
Global Equity Fund 219,998,138 403,517,895 407,190,675 425,039,664
Emerging Markets Fund 371,030,440 188,642,519 145,961,705 125,345,770
Tax-Managed U.S. Mid & Small Cap Fund 5,372,110 5,440,600 10,524,930 —
Tax-Managed International Equity Fund 819,550,106 883,499,897 878,409,027 978,903,329
Tax-Managed Real Assets Fund 21,304,900 13,984,240 15,143,775 22,295,450
Opportunistic Credit Fund 375,215,095 428,226,063 452,370,444 472,408,504
Unconstrained Total Return Fund 152,154,493 37,328,780 39,167,682 199,748,492
Strategic Bond Fund 2,543,937,784 2,338,598,956 2,448,462,514 2,682,245,033
Investment Grade Bond Fund 422,218,341 378,614,797 331,248,031 372,195,131
Short Duration Bond Fund 145,384,108 136,576,757 154,315,797 208,002,679
Tax-Exempt High Yield Bond Fund 29,188,516 45,317,594 62,403,625 52,739,844
Tax-Exempt Bond Fund 192,528,906 315,271,719 318,554,001 310,752,141
Global Infrastructure Fund 5,527,756 2,259,128 1,906,116 2,862,874
Global Real Estate Securities Fund 17,380,304 28,877,569 21,730,475 15,925,900
Multi-Strategy Income Fund 532,783,690 479,770,856 626,107,657 549,562,659
Multi-Asset Growth Strategy Fund 1,132,458,726 1,325,919,943 896,020,687 941,623,290
Multifactor U.S. Equity Fund 4,631,500 21,080,720 7,901,100 15,859,650
Multifactor International Equity Fund 27,782,426 31,258,326 29,280,851 33,983,536
Multifactor Bond Fund 17,189,129 8,109,191 4,153,999 8,390,976

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
942 Notes to Financial Statements
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 943
indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31,
2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended October 31, 2021, the following Funds entered into credit default swaps primarily for the strategies listed below:
The Funds’ credit default swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by notional amounts outstanding in USD at each quarter end.
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging, and exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
944 Notes to Financial Statements
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended October 31, 2021, the following Funds entered into interest rate swaps primarily for the strategies listed below:
The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended October 31, 2021, the following Funds entered into total return swaps primarily for the strategies listed below:
Credit Default Swap Notional Amounts Outstanding
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
Opportunistic Credit Fund $ 49,884,321 $ 82,632,598 $ 72,100,000 $ 72,100,000
Unconstrained Total Return Fund 164,770,288 54,982,159 100,610,373 35,399,998
Strategic Bond Fund 86,232,000 223,552,000 630,652,000 602,000,000
Multi-Strategy Income Fund 47,061,471 — — 12,000,000
Multi-Asset Growth Strategy Fund 30,527,683 66,840,950 68,898,383 34,827,127
Multifactor Bond Fund — — 8,400,000 8,400,000
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
Unconstrained Total Return Fund $ 311,617,000 $ 425,977,900 $ 10,204,000 $ 379,833,006
Strategic Bond Fund 257,874,186 262,029,902 325,022,516 300,265,626
Tax-Exempt High Yield Bond Fund 4,700,000 — — —
Multi-Strategy Income Fund 664,190,097 1,047,059,908 1,255,228,913 845,434,556
Multi-Asset Growth Strategy Fund 1,230,856,145 1,698,004,480 2,207,972,438 1,419,770,047
Funds Strategies
Unconstrained Total Return Fund Hedging

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 945
The Funds’ total return swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended October 31, 2021, the following Funds entered into currency swaps primarily for the strategies listed below:
The Funds’ period end currency swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended October 31, 2021.
Commodity-Linked Instruments
The Multi-Asset Growth Strategy Fund invests in commodity-linked derivative instruments, such as swap agreements and futures.
At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.
The Multi-Asset Growth Strategy Fund may invest in commodity-linked notes. Commodity-linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types,
Funds Strategies
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Total Return Swap Notional Amounts Outstanding
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
Unconstrained Total Return Fund $ 3,018,270 $ 2,671,022 $ 2,362,229 $ —
Multi-Strategy Income Fund 50,485,499 17,784,843 15,728,760 —
Multi-Asset Growth Strategy Fund 108,237,783 50,373,549 51,671,570 52,938,914
Funds Strategies
Unconstrained Total Return Fund Hedging

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
946 Notes to Financial Statements
they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 947
Short Sales
The Sustainable Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund and U.S. Small Cap Equity
Fund currently engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State
Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile.
However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from
State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds'
custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover their short positions in accordance with positions taken by the staff of the SEC (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of October 31, 2021, the market value of securities on loan through the reciprocal lending program were as follows:
As of October 31, 2021, the Sustainable Equity Fund held $29,988,431, and the U.S. Small Cap Equity Fund held $87,803,529 as collateral for short sales.
Amount
Sustainable Equity Fund
$ 16,536,662
U.S. Small Cap Equity Fund
53,367,553

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
948 Notes to Financial Statements
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of October 31, 2021, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral Fund, an
unregistered fund advised by RIM. The collateral received is recorded on a lending Fund's Statement of Assets and Liabilities along with the related obligation to return the collateral.
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for a Fund's portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S. regulatory authorities'
ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders' ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 949
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
950 Notes to Financial Statements
variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 951
pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, liquid assets of the Funds, in a dollar amount sufficient to make payment for the portfolio securities to be purchased, will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
Inflation-Indexed Bonds
The fixed income Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority (“FCA”), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021.
However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
952 Notes to Financial Statements
contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the
Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, as occurred in early 2020, outbreaks of infectious illness, public health emergencies and other similar issues
(“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-
existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
3. Investment in Cayman Multi-Asset Growth Strategy Fund, Ltd.
The Cayman Multi-Asset Growth Strategy Fund, Ltd. (the “Subsidiary”) is a Cayman Island exempted company and a wholly-owned subsidiary of the Multi-Asset Growth Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of October 31, 2021, net assets of the Multi-
Asset Growth Strategy Fund were $ 977,752,888 of which $ 17,064,856, or approximately 1.75%, represents the Fund’s ownership of the shares of the Subsidiary.
As of October 31, 2021, the market values of securities owned by the Subsidiary within the Consolidated Schedule of Investments were as follows:
U.S. Cash Management Fund $13,040,644
The net investment income, net realized gain (loss) and change in unrealized gain (loss) attributable to the Subsidiary for the period ended October 31, 2021 were ($277,177), $2,284,590, and $1,192, respectively.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 953
The Multi-Asset Growth Strategy Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The financial statements of the Multi-Asset Growth Strategy
Fund have been consolidated and include the accounts of both the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Investment Transactions
Securities
During the period ended October 31, 2021, purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
Purchases and sales of U.S. government and agency obligations (excluding short-term investments, options and repurchase agreements) were as follows:
Purchases Sales
Equity Income Fund $ 44,448,381 $ 82,387,697
Sustainable Equity Fund 357,790,672 412,999,889
U.S. Strategic Equity Fund 1,660,109,810 1,382,403,634
U.S. Small Cap Equity Fund 1,589,256,389 2,049,776,849
International Developed Markets Fund 626,955,874 826,412,164
Global Equity Fund 966,494,055 469,107,973
Emerging Markets Fund 763,526,548 1,126,511,992
Tax-Managed U.S. Large Cap Fund 1,597,508,331 1,114,998,599
Tax-Managed U.S. Mid & Small Cap Fund 477,595,146 407,450,514
Tax-Managed International Equity Fund 1,569,249,985 1,134,101,645
Tax-Managed Real Assets Fund 360,655,681 243,459,999
Opportunistic Credit Fund 428,089,942 305,372,302
Unconstrained Total Return Fund 174,732,357 501,038,975
Strategic Bond Fund 2,571,135,015 1,920,742,277
Investment Grade Bond Fund 354,732,805 339,100,330
Short Duration Bond Fund 263,345,781 218,230,658
Tax-Exempt High Yield Bond Fund 581,086,741 192,153,676
Tax-Exempt Bond Fund 1,627,556,791 678,183,289
Global Infrastructure Fund 73,985,569 136,959,758
Global Real Estate Securities Fund 654,839,524 542,707,910
Multi-Strategy Income Fund 412,869,076 619,414,799
Multi-Asset Growth Strategy Fund 907,940,738 1,477,743,624
Multifactor U.S. Equity Fund 331,592,432 236,578,448
Multifactor International Equity Fund 159,321,953 390,123,948
Multifactor Bond Fund 28,114,953 54,311,856
Purchases Sales
Opportunistic Credit Fund $ 4,821,663 $ 2,003,862
Unconstrained Total Return Fund 611,897,868 658,339,853
Strategic Bond Fund 1,348,934,131 946,721,606
Investment Grade Bond Fund 349,447,130 313,265,494
Short Duration Bond Fund 206,421,927 213,418,156
Multi-Strategy Income Fund 756,060,016 739,840,861
Multi-Asset Growth Strategy Fund 1,182,314,424 1,158,490,487
Multifactor Bond Fund 16,957,577 21,592,569

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
954 Notes to Financial Statements
5. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash
Management Fund is disclosed within the Fund's Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. Each Fund's investment in the U.S. Cash Collateral Fund is disclosed within the Fund's Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:
Funds Asset Level Fee
Equity Income Fund All assets .55%
Sustainable Equity Fund All assets .55%
U.S. Strategic Equity Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
U.S. Small Cap Equity Fund All assets .70%
International Developed Markets Fund All assets .70%
Global Equity Fund First $1 billion .95%
Next $2 billion .91%
Next $3 billion .88%
In excess of $6 billion .86%
Emerging Markets Fund First $1 billion 1.15%
Next $2 billion 1.11%
Next $3 billion 1.08%
In excess of $6 billion 1.06%
Tax-Managed U.S. Large Cap Fund First $1 billion .70%
Next $2 billion .66%
Next $3 billion .63%
In excess of $6 billion .61%
Tax-Managed U.S. Mid & Small Cap Fund First $1 billion .98%
Next $2 billion .94%
Next $3 billion .91%
In excess of $6 billion .89%
Tax-Managed International Equity Fund First $1 billion .85%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 955
Funds Asset Level Fee
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Tax-Managed Real Assets Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Opportunistic Credit Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Unconstrained Total Return Fund First $1 billion 1.00%
Next $2 billion .96%
Next $3 billion .93%
In excess of $6 billion .91%
Strategic Bond Fund First $1 billion .50%
Next $2 billion .46%
Next $3 billion .43%
In excess of $6 billion .41%
Investment Grade Bond Fund All assets .25%
Short Duration Bond Fund First $1 billion .45%
Next $2 billion .41%
Next $3 billion .38%
In excess of $6 billion .36%
Tax-Exempt High Yield Bond Fund All assets .50%
Tax-Exempt Bond Fund All assets .30%
Global Infrastructure Fund First $1 billion 1.25%
Next $2 billion 1.21%
Next $3 billion 1.18%
In excess of $6 billion 1.16%
Global Real Estate Securities Fund First $1 billion .80%
Next $2 billion .76%
Next $3 billion .73%
In excess of $6 billion .71%
Multi-Strategy Income Fund First $1 billion .75%
Next $2 billion .71%
Next $3 billion .68%
In excess of $6 billion .66%
Multi-Asset Growth Strategy Fund First $1 billion .85%
Next $2 billion .81%
Next $3 billion .78%
In excess of $6 billion .76%
Multifactor U.S. Equity Fund All assets .30%
Multifactor International Equity Fund All assets .45%
Multifactor Bond Fund All assets .15%

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
956 Notes to Financial Statements
The administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
** Annual rates do not reflect the consolidated rates inclusive of fees paid by the Fund's Subsidiary.
Funds Administrator*
Equity Income Fund .05%
Sustainable Equity Fund .05
U.S. Strategic Equity Fund .05
U.S. Small Cap Equity Fund .05
International Developed Markets Fund .05
Global Equity Fund .05
Emerging Markets Fund .05
Tax-Managed U.S. Large Cap Fund .05
Tax-Managed U.S. Mid & Small Cap Fund .05
Tax-Managed International Equity Fund .05
Tax-Managed Real Assets Fund .05
Opportunistic Credit Fund .05
Unconstrained Total Return Fund .05
Strategic Bond Fund .05
Investment Grade Bond Fund .05
Short Duration Bond Fund .05
Tax-Exempt High Yield Bond Fund .05
Tax-Exempt Bond Fund .05
Global Infrastructure Fund .05
Global Real Estate Securities Fund .05
Multi-Strategy Income Fund .05
Multi-Asset Growth Strategy Fund** .05
Multifactor U.S. Equity Fund .05
Multifactor International Equity Fund .05
Multifactor Bond Fund .05

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 957
The following shows the respective totals for advisory and administrative fees for the period ended October 31, 2021.
RIM has agreed to certain waivers of its advisory fees as follows:
For the Equity Income Fund, RIM has contractually agreed, until February 28, 2022, to waive 0.05% of its 0.55% advisory fee.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2021 was $123,602.
For the Sustainable Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.66% of the average daily net assets of that Fund on an annual basis.
This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Sustainable Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $124,714. There were no reimbursements for the period ended October 31, 2021.
For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.56% of the average daily net assets of that Fund on an annual basis.
This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent
Advisory Administrative
Equity Income Fund
$ 1,359,618 $ 118,860
Sustainable Equity Fund
1,582,943 138,376
U.S. Strategic Equity Fund
27,261,609 1,840,502
U.S. Small Cap Equity Fund
10,736,501 737,570
International Developed Markets Fund
13,957,953 961,584
Global Equity Fund
9,552,543 487,125
Emerging Markets Fund
16,338,740 692,722
Tax-Managed U.S. Large Cap Fund
34,592,230 2,546,954
Tax-Managed U.S. Mid & Small Cap Fund
11,833,788 586,305
Tax-Managed International Equity Fund
20,729,139 1,209,609
Tax-Managed Real Assets Fund
5,491,562 311,416
Opportunistic Credit Fund
6,911,287 333,205
Unconstrained Total Return Fund
4,173,515 201,752
Strategic Bond Fund
17,130,690 1,774,874
Investment Grade Bond Fund
1,940,521 374,370
Short Duration Bond Fund
1,912,946 205,044
Tax-Exempt High Yield Bond Fund
6,914,605 666,695
Tax-Exempt Bond Fund
11,022,475 1,766,568
Global Infrastructure Fund
1,477,154 57,011
Global Real Estate Securities Fund
5,541,802 333,006
Multi-Strategy Income Fund
5,459,819 351,189
Multi-Asset Growth Strategy Fund
10,463,481 599,450
Multifactor U.S. Equity Fund
2,005,341 322,180
Multifactor International Equity Fund
1,917,913 205,685
Multifactor Bond Fund
82,770 26,640

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
958 Notes to Financial Statements
and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $8,792,393. There were no reimbursements for the period ended October 31, 2021.
For the International Developed Markets Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the International Developed
Markets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $457,625. There were no reimbursements for the period ended October 31, 2021.
For the Global Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.79%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31,
2021 was $2,322,513. There were no reimbursements for the period ended October 31, 2021.
For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2022, that results in an effective advisory fee not to exceed 0.831%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2021 was $4,284,581.
For the Tax-Managed U.S. Large Cap Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Large Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $461,154. There were no reimbursements for the period ended October 31, 2021.
For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Mid &
Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $205,177. There were no reimbursements for the period ended October
31, 2021.
For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.84% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $2,204,058. There were no reimbursements for the period ended October 31,
2021.
For the Tax-Managed Real Assets Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.88% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed Real Assets Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 959
investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $560,025. There were no reimbursements for the period ended October 31, 2021.
For the Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2022, that results in an effective advisory fee not to exceed 0.581%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2021 was $2,784,374.
For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $2,145,156. There were no reimbursements for the period ended October 31, 2021.
For the Strategic Bond Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.44%
of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31,
2021 was $4,061,973. There were no reimbursements for the period ended October 31, 2021.
For the Investment Grade Bond Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.32% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Investment Grade Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $358,736. There were no reimbursements for the period ended October 31, 2021.
For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2022, that results in an effective advisory fee not to exceed 0.306%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended October 31, 2021 was $612,143.
For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt High Yield Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $2,082,749. There were no reimbursements for the period ended October 31, 2021.
For the Global Infrastructure Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.85% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Global Infrastructure Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $825,273. There were no reimbursements for the period ended October 31, 2021.
For the Global Real Estate Securities Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2022, that results in an effective advisory fee not to exceed 0.75%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended October 31, 2021 was $346,363.

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
960 Notes to Financial Statements
For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.57% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $2,390,928. There were no reimbursements for the period ended October 31, 2021.
For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund's wholly-owned subsidiary (the “Multi-Asset Growth Strategy Subsidiary”) borne indirectly by the Fund to the extent that such expenses exceed
0.73% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the advisory waiver for the period ended October 31, 2021 was
$2,870,693. There were no reimbursements for the period ended October 31, 2021.
The Multi-Asset Growth Strategy Subsidiary pays RIM an advisory fee and pays RIFUS an administrative fee at the annual rates of up to 0.85% and 0.05%, respectively, of the Multi-Asset Growth Strategy Subsidiary’s net assets (the “Multi-Asset Growth Strategy
Subsidiary Fees”). Pursuant to a contractual agreement with the Multi-Asset Growth Strategy Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory fees and administrative fees paid by the Multi-Asset Growth Strategy Fund to RIM and RIFUS in the amount equal to the amount of the Multi-Asset Growth Strategy Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by RIM or RIFUS. The total amount of the advisory waiver for the period ended October 31,
2021 was $151,074. The total amount of the administrative fee waiver for the period ended October 31, 2021 was $8,580.
For the Multifactor U.S. Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.35% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $375,399. There were no reimbursements for the period ended October 31, 2021.
For the Multifactor International Equity Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended October 31, 2021 was $642,642. There were no reimbursements for the period ended October 31, 2021.
For the Multifactor Bond Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed
0.26% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multifactor Bond Fund do not include
12b-1 fees, shareholder services fees, transfer agency fees, infrequent and/or unusual expenses, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
October 31, 2021 was $82,770. The total amount of the reimbursement for the period ended October 31, 2021 was $221,884.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 961
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2021 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2023, 0.03% of its transfer agency fees for the Class S Shares of the Tax-Exempt High Yield Bond Fund.
RIFUS has contractually agreed to waive, through February 28, 2022, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Amount
Equity Income Fund
$ 453,700
Sustainable Equity Fund
553,935
U.S. Strategic Equity Fund
7,635,868
U.S. Small Cap Equity Fund
2,656,098
International Developed Markets Fund
3,873,093
Global Equity Fund
321,333
Emerging Markets Fund
2,558,344
Tax-Managed U.S. Large Cap Fund
10,569,562
Tax-Managed U.S. Mid & Small Cap Fund
2,432,958
Tax-Managed International Equity Fund
5,019,540
Tax-Managed Real Assets Fund
1,292,132
Opportunistic Credit Fund
1,370,739
Unconstrained Total Return Fund
212,149
Strategic Bond Fund
6,087,313
Investment Grade Bond Fund
1,463,483
Short Duration Bond Fund
586,413
Tax-Exempt High Yield Bond Fund
2,765,842
Tax-Exempt Bond Fund
7,348,316
Global Infrastructure Fund
224,796
Global Real Estate Securities Fund
1,198,526
Multi-Strategy Income Fund
1,102,548
Multi-Asset Growth Strategy Fund
2,174,916
Multifactor U.S. Equity Fund
319,509
Multifactor International Equity Fund
235,947
Multifactor Bond Fund
2,428
Funds/Classes Waivers
Equity Income Fund-Class S .04%
Sustainable Equity Fund-Class S .04
U.S. Strategic Equity Fund-Class A, C, & S .02
U.S. Strategic Equity Fund-Class M .12
U.S. Small Cap Equity Fund-Class M .14
U.S. Small Cap Equity Fund-Class R6 .02
U.S. Small Cap Equity Fund-Class S .04
International Developed Markets Fund-Class M .14
International Developed Markets Fund-Class S .04
Global Equity Fund-Class M .10
Emerging Markets Fund-Class A, C, R6 & S .02
Emerging Markets Fund-Class M .12
Tax-Managed U.S. Large Cap Fund-Class M .10
Tax-Managed U.S. Mid & Small Cap Fund-Class A .02
Tax-Managed U.S. Mid & Small Cap Fund-Class C & S .05

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
962 Notes to Financial Statements
For the period ended October 31, 2021, the total transfer agency fee waivers are as follows:
Tax-Managed U.S. Mid & Small Cap Fund-Class M .15
Tax-Managed International Equity Fund-Class M .10
Tax-Managed Real Assets Fund-Class M .10
Opportunistic Credit Fund-Class A,C & S .12
Opportunistic Credit Fund-Class M .17
Unconstrained Total Return Fund-Class M .10
Strategic Bond Fund-Class A & C .04
Strategic Bond Fund-Class M .16
Strategic Bond Fund-Class S .06
Strategic Bond Fund-Class R6 .02
Investment Grade Bond Fund-Class M .14
Investment Grade Bond Fund-Class S .04
Investment Grade Bond Fund-Class R6 .02
Short Duration Bond Fund-Class A,C & S .12
Short Duration Bond Fund-Class M .17
Short Duration Bond Fund-Class R6 .02
Tax-Exempt High Yield Bond Fund-Class M .10
Tax-Exempt Bond Fund-Class A .02
Tax-Exempt Bond Fund-Class C & S .06
Tax-Exempt Bond Fund-Class M .16
Global Infrastructure Fund-Class A,C & S .02
Global Infrastructure Fund-Class M .12
Global Real Estate Securities Fund-Class M .10
Global Real Estate Securities Fund-Class R6 .02
Multi-Strategy Income Fund-Class M .10
Multi-Asset Growth Strategy Fund-Class M .10
Multifactor U.S. Equity Fund-Class M .15
Multifactor U.S. Equity Fund-Class R6 .02
Multifactor International Equity Fund-Class M .15
Multifactor International Equity Fund-Class R6 .02
Amount
Equity Income Fund $ 72,931
Sustainable Equity Fund 89,619
U.S. Strategic Equity Fund 1,327,759
U.S. Small Cap Equity Fund 668,409
International Developed Markets Fund 1,083,914
Global Equity Fund 8,341
Emerging Markets Fund 414,201
Tax-Managed U.S. Large Cap Fund 1,156,450
Tax-Managed U.S. Mid & Small Cap Fund 848,994
Tax-Managed International Equity Fund 624,289
Tax-Managed Real Assets Fund 195,557
Opportunistic Credit Fund 867,078
Unconstrained Total Return Fund 26,007
Strategic Bond Fund 2,354,863
Investment Grade Bond Fund 335,268
Short Duration Bond Fund 357,414
Tax-Exempt High Yield Bond Fund 500,382
Tax-Exempt Bond Fund 3,089,556

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 963
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.
The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C Shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C Shares, respectively, on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A and Class
C Shares of the Funds may not exceed 7.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions.
Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' Class A Shares for the period ended October 31, 2021:
Amount
Global Infrastructure Fund 35,455
Global Real Estate Securities Fund 88,879
Multi-Strategy Income Fund 66,567
Multi-Asset Growth Strategy Fund 201,662
Multifactor U.S. Equity Fund 27,809
Multifactor International Equity Fund 27,118

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
964 Notes to Financial Statements
Affiliated Brokerage Transactions
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC
(“RIIS”), a registered broker-dealer and investment adviser and an affiliate of RIM, as well as with broker-dealers affiliated with other money managers. All or substantially all of the portfolio transactions that RIM effects for the Funds are executed through
RIIS. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended October 31, 2021, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Equity Income Fund $ — $ 14,109 $ 2,277
Sustainable Equity Fund — 27,821 4,652
U.S. Strategic Equity Fund 100 14,944 2,409
U.S. Small Cap Equity Fund — 7,795 1,356
International Developed Markets Fund — 8,394 1,642
Global Equity Fund — 6,886 1,187
Emerging Markets Fund — 3,723 664
Tax-Managed U.S. Large Cap Fund 250 122,753 21,196
Tax-Managed U.S. Mid & Small Cap Fund 2,612 41,278 7,067
Tax-Managed International Equity Fund 248 52,885 9,126
Tax-Managed Real Assets Fund — 4,675 861
Opportunistic Credit Fund — 1,765 371
Strategic Bond Fund — 9,345 1,820
Investment Grade Bond Fund 3,500 185 39
Short Duration Bond Fund 1,500 1,711 335
Tax-Exempt High Yield Bond Fund (2) 40,248 13,218
Tax-Exempt Bond Fund 100 47,827 8,426
Global Infrastructure Fund — 3,354 545
Global Real Estate Securities Fund — 17,293 2,970
Multi-Strategy Income Fund — 4,180 801
Multi-Asset Growth Strategy Fund — 2,013 397
Multifactor U.S. Equity Fund — 17,528 2,959

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 965
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each
Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended October 31, 2021, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,670,783.
6. Federal Income Taxes
As of October 31, 2021, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding period. Available capital loss carryforwards are as follows:
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable periods beginning after December 22, 2010 for an unlimited period. However, any losses incurred in post-
enactment taxable periods will be required to be utilized prior to the losses incurred in pre-enactment taxable periods. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
7. Record Ownership
As of October 31, 2021, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Purchases
Opportunistic Credit Fund
$ 726
Tax-Exempt High Yield Bond Fund
1,212
Tax-Exempt Bond Fund
6,125
No Expiration
Funds Short-Term Long-Term Totals
Tax-Managed U.S. Large Cap Fund $ 43,595, 356 $ — $ 43,595,356
Tax-Managed International Equity Fund 263,887,494 — 263,887,494
Tax-Managed Real Assets Fund 16,152,547 — 16,152,547
Opportunistic Credit Fund 8,961,565 36,049,890 45,011,455
Unconstrained Total Return Fund — 18,094,998 18,094,998
Tax-Exempt High Yield Bond Fund 13,695,272 — 13,695,272
Tax-Exempt Bond Fund 24,771,749 2,572,312 27,344,061
Multifactor International Equity Fund 41,600,376 14,922,731 56,523,107
# of Shareholders %
Equity Income Fund
3 55.1
Sustainable Equity Fund
3 51.2
U.S. Strategic Equity Fund
4 80.6
U.S. Small Cap Equity Fund
4 73.1
International Developed Markets Fund
4 75.0
Global Equity Fund
3 67.9
Emerging Markets Fund
4 72.4
Tax-Managed U.S. Large Cap Fund
4 77.5
Tax-Managed U.S. Mid & Small Cap Fund
4 75.6
Tax-Managed International Equity Fund
4 80.7
Tax-Managed Real Assets Fund
4 78.2
Opportunistic Credit Fund
4 84.4
Unconstrained Total Return Fund
5 60.8

Russell Investment Company
Notes to Financial Statements, continued — October 31, 2021
966 Notes to Financial Statements
8. Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
9. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments. For the period ended October 31, 2021, the Funds had no unfunded loan commitments.
10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.
Strategic Bond Fund
4 61.7
Investment Grade Bond Fund
2 63.6
Short Duration Bond Fund
4 62.7
Tax-Exempt High Yield Bond Fund
4 81.1
Tax-Exempt Bond Fund
4 77.4
Global Infrastructure Fund
3 63.7
Global Real Estate Securities Fund
3 60.7
Multi-Strategy Income Fund
2 54.8
Multi-Asset Growth Strategy Fund
4 63.3
Multifactor U.S. Equity Fund
5 88.9
Multifactor International Equity Fund
4 78.2
Multifactor Bond Fund
2 100.0

Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm 967
To the Board of Trustees of Russell Investment Company and Shareholders of each of the funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (twenty-five of the funds constituting Russell Investment Company, hereafter collectively referred to as the
“Funds”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Equity Income Fund (1) Sustainable Equity Fund (1)
U.S. Strategic Equity Fund (1) U.S. Small Cap Equity Fund (1)
International Developed Markets Fund (1) Global Equity Fund (1)
Emerging Markets Fund (1) Tax-Managed U.S. Large Cap Fund (1)
Tax-Managed U.S. Mid & Small Cap Fund (1) Tax-Managed International Equity Fund (1)
Tax-Managed Real Assets Fund (1) Opportunistic Credit Fund (1)
Unconstrained Total Return Fund (1) Strategic Bond Fund (1)
Investment Grade Bond Fund (1) Short Duration Bond Fund (1)
Tax-Exempt High Yield Bond Fund (1) Tax-Exempt Bond Fund (1)
Global Infrastructure Fund (1) Global Real Estate Securities Fund (1)
Multi-Strategy Income Fund (1) Multi-Asset Growth Strategy Fund (1)
Multifactor U.S. Equity Fund (1) Multifactor International Equity Fund (1)
Multifactor Bond Fund (2)
(1) Statement of changes in net assets for the years ended October 31, 2021 and October 31, 2020
(2) Statement of changes in net assets for the year ended October 31, 2021 and the period November 13, 2019 (inception date)
through October 31, 2020

Report of Independent Registered Public Accounting Firm
968 Report of Independent Registered Public Accounting Firm
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
December 22, 2021
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Company
Tax Information — October 31, 2021 (Unaudited)
Tax Information 969
For the tax year ended October 31, 2021, the Funds designate 100% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2021, the Funds designate under Section 871(k)(2)(c) of the Internal Revenue Code, the maximum amount allowable as a short-term capital gains dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2022 will show the tax status of all distributions paid to your account in calendar year
2021.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Equity Income Fund 53.8%
Sustainable Equity Fund 23.1%
U.S. Strategic Equity Fund 82.4%
U.S. Small Cap Equity Fund 6.9%
International Developed Markets Fund 0.0%
Global Equity Fund 9.1%
Emerging Markets Fund 0.0%
Tax-Managed U.S. Large Cap Fund 100.0%
Tax-Managed U.S. Mid & Small Cap Fund 100.0%
Tax-Managed International Equity Fund 0.0%
Tax-Managed Real Assets Fund 19.5%
Opportunistic Credit Fund 0.0%
Unconstrained Total Return Fund 0.0%
Strategic Bond Fund 0.0%
Investment Grade Bond Fund
0.0%
Short Duration Bond Fund 0.0%
Tax-Exempt High Yield Bond Fund 0.0%
Tax-Exempt Bond Fund 0.0%
Global Infrastructure Fund 21.3%
Global Real Estate Securities Fund 0.0%
Multi-Strategy Income Fund 6.2%
Multi-Asset Growth Strategy Fund 7.8%
Multifactor U.S. Equity Fund 66.2%
Multifactor International Equity Fund 0.0%
Multifactor Bond Fund 0.0%

Russell Investment Company
Tax Information, continued — October 31, 2021 (Unaudited)
970 Tax Information
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2021:
Please consult a tax adviser for any questions about federal or state income tax laws.
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2021.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Pursuant to Section 852(b)(5)(A) of the Internal Revenue Code, the following Funds designate distributions from net investment income as exempt interest dividends during the taxable year ended October 31, 2021:
Equity Income Fund $ 4,923,121
Sustainable Equity Fund 30,378,815
Global Equity Fund 135,593,943
Strategic Bond Fund 88,303,845
Investment Grade Bond Fund 18,650,106
Global Infrastructure Fund 7,153,365
Multifactor U.S. Equity Fund 10,186,402
Multifactor Bond Fund 947,413
Fund Name
Foreign
Taxes Paid
Foreign
Taxes
Paid
Per Share
Foreign Source
Income
Foreign
Source
Income Per
Share
International Developed Markets Fund $5,804,072 $0.1268 $56,707,240 $1.2391
Emerging Markets Fund 5,828,821 0.1001 37,135,276 0.6380
Global Equity Fund 1,722,909 0.0126 14,601,520 0.1064
Tax-Managed International Equity Fund 7,794,519 0.0343 70,462,092 0.3104
Global Infrastructure Fund 196,442 0.0208 1,955,573 0.2073
Multifactor International Equity Fund 1,300,989 0.0410 14,298,350 0.4510
Tax-Exempt Bond Fund $83,981,227
Tax-Exempt High Yield Bond Fund 42,058,780

Russell Investment Company
Affiliated Brokerage Transactions — October 31, 2021 (Unaudited)
Affiliated Brokerage Transactions 971
As discussed in Note 5 in the Notes to Financial Statements contained in this annual report, a money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and investment adviser and an affiliate of RIM, as well as with brokers affiliated with other money managers. All or substantially all of the portfolio transactions that RIM effects for the Funds are executed through RIIS. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing, and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of a Fund’s assets that
RIM determines not to allocate to money managers strategies, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized
RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds. Brokerage commission amounts received by broker/dealers that were affiliated with the Funds,
RIM or the relevant money managers for the period ended October 31, 2021 were as follows:
Fund Name
Affiliated
Broker
Raymond
James &
Associates
Inc
RIIS UBS
Financial
Services Inc
Wells
Fargo
Clearing
Services, LLC
Equity Income Fund $ — $ 6,106 $ — $ —
Sustainable Equity Fund — 6,756 102 —
U.S. Strategic Equity Fund — 107,109 — —
U.S. Small Cap Equity Fund 105 327,653 946 31
International Developed Markets Fund — 243,467 — —
Global Equity Fund — 142,198 — —
Emerging Markets Fund — 339,044 — —
Tax-Managed U.S. Large Cap Fund — 112,503 — —
Tax-Managed U.S. Mid & Small Cap Fund — 111,668 — —
Tax-Managed International Equity Fund — 367,925 — —
Tax-Managed Real Assets Fund — 75,529 — —
Opportunistic Credit Fund — — 6,500 20
Strategic Bond Fund — 32 — —
Investment Grade Bond Fund — — 2,785 —
Short Duration Bond Fund — 47,617 — —
Global Infrastructure Fund — 24,456 — —
Global Real Estate Securities Fund — 131,755 — —
Multi-Strategy Income Fund — 124,685 1,946 —
Multi-Asset Growth Strategy Fund — 260,422 1,291 —
Multifactor U.S. Equity Fund — 17,912 — —
Multifactor International Equity Fund — 105,541 — —

Russell Investment Company
Basis for Approval of Investment Advisory Contracts — (Unaudited)
972 Basis for Approval of Investment Advisory Contracts
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and, in the case of Funds employing a managers-of-
managers method of investment, the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, which is currently comprised entirely of Independent Trustees (the “Trustees”), considered the continuation of the Agreements at a meeting held by video conference on May 21, 2021 (the “Agreement Evaluation Meeting”) in
reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the 1940
Act provided by the U.S. Securities and Exchange Commission (the “SEC”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’
shares, management of the Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by
RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider and/or by RIM, in the case of the custom peer comparisons, to be generally comparable to the Funds (the “Third-Party Information”). The Third-Party Information
provided performance and operating expense comparisons for Class S shares of the Funds, except Class Y shares for the Multifactor
Bond Fund. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,”
and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board in connection with its evaluations of the Agreements are collectively called the “Agreement
Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund
Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and separately received a memorandum regarding their responsibilities from their Independent Counsel.
On April 26, 2021, the Trustees met privately by video conference with Independent Counsel to discuss the Agreement Evaluation
Information received to that date. At a meeting held on April 27, 2021 (the “Agreement Information Review Meeting”), the Trustees,
in preparation for the Agreement Evaluation Meeting, met by video conference in an executive session with a representative of TA
Associates Management, L.P. (“TA Associates”), at which Independent Counsel and Fund Counsel, and the Chief Executive Officer
and Chief Financial Officer of RIM’s parent company were present; met by video conference with representatives of RIM; and then the Trustees met by video conference in a private session with Independent Counsel at which no representatives of RIM or the Funds’
management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, the Trustees communicated additional questions and requested additional Agreement Evaluation Information. On May
11, 2021, the Board Chair met by conference telephone call with representatives of management to further discuss the additional
Agreement Evaluation Information requested at the Agreement Information Review Meeting and subsequent thereto. Certain additional
Agreement Evaluation Information requested at the Agreement Information Review Meeting and by the Board Chair following the
Agreement Information Review Meeting, was provided to the Board on May 7, 2021. On May 12, 2021, the Trustees met by video conference with representatives of RIM and then met in private session with Independent Counsel to further discuss the Agreement
Evaluation Information and review the additional Agreement Evaluation Information provided to date. After May 12, 2021, the Board
Chair engaged in discussions with representatives of management regarding the Board’s requests relating to the additional Agreement
Evaluation Information. On May 18, 2021, the Board was provided with updated information in response to the additional Agreement
Evaluation Information requested at the Agreement Information Review Meeting and subsequent thereto.
At the Agreement Evaluation Meeting, the Trustees again met by video conference in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Trustees considered the proposed continuance of the Agreements with RIM, Fund management, Independent Counsel and Fund

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
Basis for Approval of Investment Advisory Contracts 973
Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement
Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board prior to and at the Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Trustees met in private session with
Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement
Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that most of the Funds employ a manager-of-managers method of investment
(the “Manager-of-Managers Funds”) and RIM’s past expressed belief that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. In the case of the Manager-of-Managers Funds, RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the fees paid by the Manager-of-Managers Funds to RIM for its services under the RIM Agreement (the “Advisory Fee”). A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money
Manager. The RIC Multifactor U.S. Equity Fund, RIC Multifactor International Equity Fund and RIC Multifactor Bond Fund do not
employ a manager-of-managers method of investment and are instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. The Board considered that, although RIM traditionally has managed Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM’s portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Fund investment advisory services in recent years. In this regard, assets of each
Manager-of-Managers Fund continue to be allocated among RIM and the multiple Money Manager strategies selected by RIM for that
Fund. RIM may change a Fund’s asset allocation to a Money Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Manager-of-Managers Fund’s cash and portions of a Manager-of-Managers Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most
Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to be announced securities. This cash “equitization”
strategy is managed by RIM. With respect to the portion of a Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted
that the Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes, the potential for additional commission recapture, and that, for certain
Funds, emulation provides more flexibility for enhanced tax management. In all cases, Manager-of-Managers Fund assets are managed directly by RIM pursuant to authority provided by the RIM Agreement. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money Manager for a Manager-of-Managers Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Fund assigned to it by RIM in accordance with the Manager-of-Managers Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
974 Basis for Approval of Investment Advisory Contracts
securities and the Money Manager’s specified role in a Manager-of-Managers Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Fund, RIM is responsible for, among other things, providing each Money
Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-
discretionary Money Managers with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money
Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money Manager strategies; managing the Funds’
cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Manager-
of-Managers Fund in a complementary manner. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Fund’s investment program, structuring the Manager-of-
Managers Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers Fund. In the Agreement Evaluation Information, RIM noted
the broad array of investment management services provided to the Manager-of-Managers Funds by RIM compared to the relatively narrow portfolio management services provided to the Manager-of-Managers Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money Manager
Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Funds’ assets (as further described below).
The Board considered that the prospectuses for the Manager-of-Managers Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Manager-of-Managers Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Manager-of-
Managers Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-
of-Managers Fund. The Board further considered that Manager-of-Managers Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the structure of the Manager-of-Managers Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Funds pursuant to the manager-of-
managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-Managers Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such
Manager-of-Managers Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the structure of the Manager-of-Managers Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
Basis for Approval of Investment Advisory Contracts 975
2. The Advisory Fee paid by the Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund, including, in the case of Manager-of-Managers Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements, which RIM discontinued effective December 31, 2020, and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund; and
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of Russell Investments (as defined below) the impact of certain recent changes in Russell Investments’
senior management and personnel providing investment management and other services to the Funds, including the Chief Investment
Officer of RIM and the Funds. The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer
(“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual
CCO Report”) and the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the Board noted, enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, as well as certain staffing enhancements and the recent changes in senior management. The CCO advised the Board that the Funds’
compliance program meets the standards of Rule 38a-1 under 1940 Act and that, as required by Rule 38a-1 under the 1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act) with respect to the services RIM provides to the Funds.
Throughout the year, the CCO and RIM senior management discussed the impact of the COVID-19 pandemic on the operations and compliance programs of RIM, the Money Managers and the Funds’ other significant service providers and, based on those discussions and the Agreement Evaluation Information, there did not appear to the Board to be any diminution in the nature, extent and quality of services provided by each of these service providers under their respective agreements with the Funds as a result of the COVID-19 pandemic.
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Members of Russell Investments’
current and former management and private markets firm Hamilton Lane Incorporated’s parent company also hold minority, non-
controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels of Russell Investments Group, Ltd. and certain recent changes in Russell Investments’ senior management were discussed. The Board was advised that there was no change in TA Associates’ plans regarding its ownership interest in Russell Investments from those plans previously reported to the Board and

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
976 Basis for Approval of Investment Advisory Contracts
of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Fund’s cash, directly manages a portion
(which may represent a significant portion) of the Manager-of-Managers Funds pursuant to the RIM Agreement, with the actual allocation of Manager-of-Managers Fund assets among Money Manager strategies and RIM being determined from time to time by the
RIM portfolio manager(s). In the management of Manager-of-Managers Funds’ assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers Fund characteristics and invests in securities and instruments which provide the desired exposures (such as low volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication.
For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2020, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Manager-of-Managers Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the Manager-
of-Managers Funds and precisely align Fund exposures with RIM’s preferred positioning. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Fund. These strategies are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money
Manager Fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct
Management Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management
Services to the Manager-of-Managers Funds; and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Manager-of-Managers Funds in recent years, and described additional current and potential changes, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• RIM advised the Board that in 2019 and 2020 it reviewed certain key tenets of its investment approach and took certain measures to assess potential steps to enhance the process with the goal to improve risk adjusted performance over a market cycle.
• The Direct Management Services described above.

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Basis for Approval of Investment Advisory Contracts 977
• Most discretionary equity Money Manager assignments for Manager-of-Managers Funds were converted to non-discretionary assignments, thereby implementing emulation for all but two Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Funds of emulation. RIM noted that, in implementing emulation for Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading.
RIM generally effects Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, over the last several years, it had reduced the number of Money Managers for certain Manager-of-
Managers Funds in part to seek more concentrated return drivers. RIM also advised the Board that allocations to Direct Management
Services for certain Funds were increased in 2019 to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups. Additionally, RIM advised the Board that, in order to preserve flexibility and to manage risks and address the volatility associated with Manager-of-Managers Funds having manager lineups with fewer
Money Managers, and consistent with the terms of the manager-of-managers exemptive order, in 2019 RIM created Money Manager
“bench” lineups for certain Manager-of-Managers Funds, whereby those Manager-of-Managers Funds have Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation
Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money
Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The
Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Funds or RIM from the use of a manager bench. RIM advised the Board that, going forward, RIM may add managers to a Manager-of-Managers Fund with an existing manager bench or create manager bench lineups for additional Manager-of-Managers Funds.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced and does not expect, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated manager fees.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Funds, the foregoing may benefit RIM in the form of savings to RIM from reduced Money Manager Fees as a negotiated manager fee reduction may increase RIM’s profitability with respect to the subject Fund. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds, and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services.
In evaluating the Funds’ Advisory Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings,
RIM noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the RIC Tax-Managed U.S. Large Cap Fund, RIC Tax-Managed U.S. Mid & Small Cap Fund, RIC Tax-Managed Real Assets Fund,
RIC Opportunistic Credit Fund, RIC Strategic Bond Fund and RIC Real Assets Fund each had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the fourth or fifth quintile of its
Expense Group for that expense component. The Advisory Fees for each of the other Funds ranked in the third quintile of its Expense
Group, or better. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Group and the fifth quintile represents funds with the highest investment advisory fees among the Expense
Group funds. The comparisons were based upon the latest fiscal years for the Expense Group funds.
In discussing the Funds’ Advisory Fees generally, RIM noted, among other things, that its Advisory Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.

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978 Basis for Approval of Investment Advisory Contracts
RIM also advised the Board that while its pre-tax profit margins from its relationships with the Funds increased slightly in 2020, RIM’s pre-tax profit margins in providing investment advisory services to the Funds ranked below the median of the operating profit margins of public investment management company peers based on a survey conducted in 2019.
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps. The Board previously requested that RIM provide total expense ratio management plans to reduce total expenses for certain Funds relative to their Comparable Funds. At the Agreement Information Review Meeting
and the Agreement Evaluation Meeting, the Board reviewed and discussed with RIM the total expense ratios of the Funds, the plans that RIM had previously implemented, and the fee waivers or expense caps RIM had proposed to implement to reduce total expenses for certain Funds in light of RIM’s progress in meeting plan objectives and Comparable Fund fee and expense developments in the past year. Based on that review and discussions with RIM, including discussions with RIM regarding its views on the evolution of the mutual fund distribution landscape over the last several years and the use of a variety of data sources to assess the reasonableness or competitiveness of a Fund’s total expenses, the Trustees will continue to evaluate and engage in ongoing discussions with management regarding total expense comparisons.
With respect to each Fund with Advisory Fees ranked in the fourth or fifth quintile of its Expense Group, RIM expressed its belief that the Fund’s Advisory Fee was fair and reasonable notwithstanding the Third-Party Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the RIC Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund’s actual Advisory Fee had a small variance to the third quintile of its Expense Group. The Board also considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group provide the additional active tax management services that are applied to the Fund.
With respect to the RIC Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-
tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group provide the additional active tax management services that are applied to the Fund.
With respect to the RIC Tax-Managed Real Assets Fund, the Board considered that the Fund is designed to maximize after-tax returns, and was advised by RIM that none of the Comparable Funds in the Fund’s Expense Group provide the additional active tax management services that are applied to the Fund.
With respect to the RIC Opportunistic Credit Fund, the Board considered RIM’s explanation of the differences between the Fund and its Comparable Funds in the Third-Party Information, and that RIM had engaged an independent provider of investment company information to create an additional custom peer comparison for the Fund based on a quantitative assessment of holdings. The Board considered RIM’s belief that a peer comparison based on the specified holdings criteria is a more appropriate measure of the Fund’s
Advisory Fee than its assigned Expense Group and noted that the Fund’s Advisory Fee compared more favorably against the additional custom peer selection. The Board also considered that RIM previously adopted a total expense ratio management plan for the Fund that implemented additional Advisory Fee waivers that incrementally reduced the Fund’s actual Advisory Fee in June 2020 and March
2021. The Board noted that, while in effect, the current Advisory Fee waiver would have a beneficial effect on comparisons of the
Fund’s Advisory Fee relative to the advisory fees of its Comparable Funds and the constituents of the additional custom peer selection.
RIM noted that with the full year impact of the current contractual Advisory Fee waiver, the Fund’s total expenses would have ranked in the third quintile of its additional custom peer selection.
With respect to the RIC Strategic Bond Fund, the Board considered that the Fund’s Advisory Fee had a small variance to the third quintile of its Expense Group.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Funds as well as net Fund redemptions or purchases in recent years.

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Basis for Approval of Investment Advisory Contracts 979
With respect to each Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements, including the total expense ratio management plans, that had been implemented in the past year, including the first quarter of 2021. In addition, the Board, in the case of certain Funds, considered Advisory Fee breakpoints that previously had been implemented for those Funds.
The Board also considered that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds, in some cases, are lower, and may be substantially lower, than the rates paid by the Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the
Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the SEC. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses (less Rule 12b-1/non-Rule
12b-1 fees) for the RIC Equity Income Fund, RIC Global Equity Fund, RIC Emerging Markets Fund, RIC Tax-Managed U.S. Large
Cap Fund, RIC Tax-Managed U.S. Mid & Small Cap Fund, RIC Tax-Managed Real Assets Fund, RIC Opportunistic Credit Fund, RIC
Unconstrained Total Return Fund, RIC Strategic Bond Fund, RIC Tax-Exempt High Yield Bond Fund, RIC Tax-Exempt Bond Fund,
RIC Global Infrastructure Fund, RIC Global Real Estate Securities Fund, RIC Multi-Strategy Income Fund and RIC Multi-Asset
Growth Strategy Fund each ranked in the fourth or fifth quintile of its Expense Group. The total expenses for each of the other Funds ranked in the third quintile of its Expense Group, or better. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among the
Expense Group funds.
With respect to each Fund with total expenses ranked in the fourth or fifth quintile of its Expense Group, RIM expressed its belief that the Fund’s total expense ratio was fair and reasonable notwithstanding the Third-Party Information comparisons, based on, and as discussed in, the Agreement Evaluation Information.
With respect to the RIC Equity Income Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group and were in the third quintile of its Expense Group for the prior year.
With respect to the RIC Global Equity Fund, the Board considered that RIM previously adopted a total expense ratio management plan for the Fund, and the last two steps of such plan were to lower the direct fund level expense cap in March 2020 and further lower the expense cap in March 2021. The Board noted that, while in effect, the expense cap would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds. In addition, the Board noted that, based on currently available information, the current direct fund level expense cap, on an annualized basis, would place the Fund’s total expenses into the third quintile of its Expense Group.
With respect to the RIC Emerging Markets Fund, the Board considered that RIM previously adopted a total expense ratio management plan for the Fund and that RIM accelerated the implementation of the last step of the plan by implementing an additional Advisory
Fee waiver in March 2020 that was initially planned for 2021, and that RIM added a new Advisory Fee waiver in January 2021 as requested by the Board. The Board considered that the current Advisory Fee waiver, while in effect, would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds. In addition, the Board noted
that, based on currently available information, the current Advisory Fee waiver, on an annualized basis, would place the Fund’s total expenses within 1 basis point of the third quintile of its Expense Group.
With respect to the RIC Tax-Managed U.S. Large Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and RIM’s advice that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund. In considering the Fund’s total expense rankings, the Board took account of the Fund’s favorable after-tax performance rankings relative to its Comparable Funds.
With respect to the RIC Tax-Managed U.S. Mid & Small Cap Fund, the Board considered that the Fund is designed to maximize after-tax returns, and RIM’s advice that none of the Comparable Funds in the Fund’s Expense Group offers the additional active tax

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980 Basis for Approval of Investment Advisory Contracts
management services that are applied to the Fund. In considering the Fund’s total expense rankings, the Board took account of the
Fund’s favorable after-tax performance rankings relative to its Comparable Funds.
With respect to the RIC Tax-Managed Real Assets Fund, the Board considered that the Fund was recently launched in June 2019, the
Fund’s total expenses had a small variance to the third quintile of its Expense Group, and RIM’s advice that none of the Comparable
Funds in the Fund’s Expense Group offers the additional active tax management services that are applied to the Fund.
With respect to the RIC Opportunistic Credit Fund, the Board considered RIM’s explanation of the differences between the Fund and its Comparable Funds in the Third-Party Information, and that RIM had engaged an independent provider of investment company information to create an additional custom peer comparison for the Fund based on a quantitative assessment of holdings. The Board considered RIM’s belief that a peer comparison based on the specified holdings criteria is a more appropriate measure of the Fund’s total expenses than its assigned Expense Group, which includes funds that seek income by diversifying their assets among several fixed-income sectors, whereas the Fund is focused on total return. The Board noted that the Fund’s total expenses compared more favorably against the additional custom peer selection. The Board also considered that RIM previously implemented additional
Advisory Fee waivers in June 2020 and March 2021 that will incrementally reduce the Fund’s total expenses. The Board noted that, while in effect, the current Advisory Fee waiver would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds in the Expenses Group and the constituents of the additional custom peer selection.
In addition, the Board noted that, based on currently available information, the current Advisory Fee waiver, on an annualized basis, would place the Fund’s total expenses into the third quintile of its additional custom peer selection.
With respect to the RIC Unconstrained Total Return Fund, RIM noted, and the Board considered, that the change in methodology used to create the Funds’ Expense Groups in 2019 continued to significantly impact the Fund’s total expense rankings, as the current
Expense Group has a less refined categorization of the fixed-income universe. The Board also noted that the Fund’s total expenses have declined over the past three years, which was consistent with the declining total expenses of the Comparable Funds within the
Fund’s Expense Group.
With respect to the RIC Strategic Bond Fund, the Board considered RIM’s commitment to continued dialogue with the Board regarding the Fund’s total expenses. The Board further noted that the Fund’s outperformance relative to its Performance Universe median over
1-, 3- and 5-year periods.
With respect to the RIC Tax-Exempt High Yield Bond Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group. The Board noted RIM’s explanation that the Fund’s assets had grown significantly over the last five years, which likely caused significant changes in the constituents of its Expense Group and impacted the Fund’s Expense
Group placement. The Board further considered that, after considering a request from the Board, RIM agreed to add a transfer agency fee waiver for Class S shares in June 2021, which, while in effect, would have a beneficial effect on comparisons of the Fund’s total expenses for Class S shares relative to the total expenses of its Comparable Funds in the Expenses Group. In addition, the Board noted that, based on currently available information, the transfer agency fee waiver for Class S shares, when implemented and on an annualized basis, would place the total expenses of the Fund’s Class S shares less than 2 basis points from the third quintile of its
Expense Group. The Board considered RIM’s commitment to continued dialogue with the Board regarding the Fund’s total expenses.
The Board also noted the Fund’s outperformance relative to its Performance Universe median over the 1-, 3- and 5-year periods.
With respect to the RIC Tax-Exempt Bond Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group. The Board noted RIM’s explanation that the Fund’s assets had grown significantly over the last five years, which likely caused significant changes in the constituents of its Expense Group and impacted the Fund’s Expense Group placement. The Board also noted that, according to RIM, based on recent custodial fee schedule changes and the impact of the Fund’s growing assets, the Fund’s total expense ratio was expected to decline by approximately 2 basis points over fiscal year 2020, but RIM does not believe that the anticipated fee reductions were fully reflected in the Fund’s fiscal year 2020 expense ratio. RIM noted that, as assets in this Fund have increased, assets of other Funds have decreased, resulting in this Fund bearing a greater share of the complex level expenses today than in prior years. The Board considered RIM’s commitment to continued dialogue with the Board regarding the
Fund’s total expenses. The Board also noted the Fund’s outperformance relative to its Performance Universe median over the 3- and
5-year periods.
With respect to the RIC Global Infrastructure Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group. The Board further considered that RIM previously adopted a total expense ratio management plan,

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Basis for Approval of Investment Advisory Contracts 981
and that the last two steps of such plan incrementally lowered the Fund’s direct fund level expense cap in March 2020 and March 2021, and that RIM adjusted the plan to further reduce the Fund’s direct fund level expense cap in March 2021. The Board noted that the expense cap, while in effect, would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds. The Board also considered that, based on currently available information, the expense cap, on an annualized basis, would place the Fund’s total expense ratio into the third quintile of its Expense Group.
With respect to the RIC Global Real Estate Securities Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group. The Board further considered that RIM implemented an additional Advisory Fee waiver in
June 2020. The Board noted that, while in effect, the current Advisory Fee waiver would have a beneficial effect on comparisons of the
Fund’s total expenses relative to the total expenses of its Comparable Funds.
With respect to the RIC Multi-Strategy Income Fund, the Board considered that the Fund’s total expenses had a small variance to the third quintile of its Expense Group and were in the third quintile of its Expense Group for the prior year.
With respect to the RIC Multi-Asset Growth Strategy Fund, the Board considered RIM’s explanation of the differences between the
Fund and its Comparable Funds in the Third-Party Information, and that RIM had engaged an independent provider of investment company information to create an additional custom peer comparison for the Fund that included funds believed to be generally more comparable to the Fund than those in its Expense Group, and excluded certain funds that were considered not comparable to the Fund either due to their investment strategies or structure. The Board considered RIM’s belief that the additional custom peer selection is a more appropriate measure of the Fund’s total expenses than its assigned Expense Group and noted that the Fund’s total expenses ranked in the third quintile of the additional custom peer selection.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement
Evaluation Meeting by RIM, the Board, in respect of each Fund, after giving effect to any applicable fee waivers and/or expense caps, and considering any differences in the composition of the Expense Groups and investment strategies of its respective Comparable
Funds and in light of other factors discussed above: (1) found the Advisory Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM to the Fund; (2) either found that the relative expense ratio of the Fund was comparable to those of its Comparable Funds or took into account the factors noted above in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the
Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including the Advisory Fee breakpoints that are in place for certain Funds; in the case of Manager-of Managers Funds, the variability of Money
Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds is consistent with the continuation of the RIM Agreement. The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. In assessing the performance of Funds with at least three years of performance history, the Board focused upon each
Fund’s performance for the 3-year period ended December 31, 2020 as most relevant but also considered Fund performance for the
1-year and, where applicable, 5-year periods ended on such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past two years to enhance the performance of certain Manager-of-Managers Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.
With respect to the RIC Multifactor U.S. Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2020, and was ranked in the third quintile of its Performance Universe for the 5-year period ended on such date. For the three-year period, RIM noted that its strategic belief and tactical preference for value compared to the Performance Universe, exposure to lower capitalization stocks, and an overweight to the financials sector relative to the Fund’s Comparable Funds each detracted from performance.

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982 Basis for Approval of Investment Advisory Contracts
With respect to the RIC Multifactor International Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2020. For the three-year period, RIM noted that its strategic belief and tactical preference for value compared to the Fund’s Comparable Funds, a larger allocation to the United Kingdom than the Comparable Funds and an overweight to the financials sector relative to the
Comparable Funds each detracted from the Fund’s performance. RIM noted that while valuation spreads between value and growth have tightened, the spreads remain at historically wide levels, which RIM believes is not sustainable, and that RIM continues to favor value over growth.
With respect to the RIC International Developed Markets Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2020, and was ranked in the fourth quintile of its Performance Universe for the 5-year period ended on such date. For the 3-year period, RIM noted
that its strategic belief and tactical preference for value compared to the Fund’s Comparable Funds detracted from performance, as did an underweight to Japan and an overweight to the financials sector relative to the Comparable Funds. RIM noted that while valuation spreads between value and growth have tightened, the spreads remain at historically wide levels, which RIM believes is not sustainable, and that RIM continues to favor valuation sensitive Money Managers in its tactical positioning.
With respect to the RIC Emerging Markets Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2020, and was ranked in the fourth quintile of its Performance Universe for the 5-year period ended on such date. For the 3-year period, RIM noted that its strategic belief and tactical preference for value compared to the growth-tilted Comparable Funds detracted from the Fund’s performance, as did a lower allocation to developed markets and an underweight to the consumer discretionary sector relative to the Comparable Funds. RIM noted that while valuation spreads between value and growth have tightened, the spreads remain at historically wide levels, which RIM believes is not sustainable, and that RIM continues to favor valuation sensitive Money Managers in its tactical positioning.
With respect to the RIC Tax-Managed International Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2020. For the
3-year period, RIM noted that its strategic belief and tactical preference for value compared to the Fund’s Comparable Funds detracted from performance, as did an underweight to Japan and an overweight to the financials sector relative to the Comparable Funds. RIM noted that while valuation spreads between value and growth have tightened, the spreads remain at historically wide levels, which
RIM believes is not sustainable, and that RIM continues to favor valuation sensitive Money Managers in its tactical positioning. The
Board also considered the Fund’s after-tax performance on both a pre- and post-liquidation basis relative to its Morningstar peer group average, and noted that the Fund underperformed its Morningstar peer group on both a pre- and post-liquidation basis for the 3-year period ended March 31, 2021, but outperformed its Morningstar peer group on both a pre- and post-liquidation basis for the 1- and
5-year periods ended on such date.
With respect to the RIC Opportunistic Credit Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2020, and was ranked in the second quintile of its Performance Universe for the 5-year period ended on such date. The Fund’s performance was ranked in the fifth quintile of a custom peer category created by an independent provider of investment company information for the 3-year period ended
December 31, 2020. According to RIM, factors contributing to the Fund’s underperformance relative to its Performance Universe during the 3-year period included the Fund’s relative overweights to non-U.S. investments, particularly in emerging markets, and below AAA-rated debt, particularly commercial mortgage-backed securities, and that the Comparable Funds tended to be higher in credit quality than the Fund, which was a substantial benefit in the first quarter of 2020. The Fund’s underperformance relative to its custom peer category during the 3-year period was attributed to the Fund’s tilt toward lower rated emerging market issuers and commercial mortgage-backed securities, and lower relative exposure to U.S. issuers, which outperformed over the period. RIM noted
that it continues to believe investors are best served with a diversified exposure to the various high yield segments of the global credit markets, and that there is now value in many of the segments that have underperformed in the recent past, such as emerging markets and securitized credit.
With respect to the RIC Unconstrained Total Return Fund, which began operations in 2016, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2020, and was ranked in the fifth quintile of its Performance Universe for the 1-year period ended on such date. For the 3-year period, RIM noted that the majority of the Fund’s underperformance occurred during the 2020 calendar year, in particular during the sell-off in
March 2020, and that the Fund’s lower duration relative to its Performance Universe was detrimental as yields fell sharply and provided

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Basis for Approval of Investment Advisory Contracts 983
a drawdown cushion for portfolios holding longer durations. RIM also noted that the Fund’s exposure to commercial mortgages and structured credit were directly impacted by lockdowns from the COVID-19 pandemic and contributed to the Fund’s underperformance relative to its Comparable Funds, which tend to hold more traditional credit instruments.
With respect to the RIC Multifactor Bond Fund, which began operations in 2019, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1-year period ended December 31, 2020. RIM noted that the Fund is managed against a benchmark that is hedged to the U.S. Dollar, whereas many of the Comparable Funds in the
Performance Universe are managed on an unhedged basis, which benefited the Comparable Funds as the U.S. Dollar declined over 5%
against the two primary non-dollar currencies in the global bond investment universe and currency offered a significant tailwind to the
Comparable Funds’ returns.
With respect to the RIC Global Infrastructure Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2020, and was ranked in the fourth quintile of its
Performance Universe for the 1- and 5-year periods ended on such date. RIM noted that the Fund’s Performance Universe includes a number of constituents with strategies that are notably different from the Fund’s global infrastructure sector focus, including regionally-
focused infrastructure strategies with performance patterns that significantly diverge from that of the global listed infrastructure sector, and constituents that are benchmarked to indexes other than the Fund’s benchmark index, leading to persistent structural differences with respect to sector and regional exposures.
With respect to the RIC Global Real Estate Securities Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 1-, 3- and 5-year periods ended December 31, 2020. RIM noted that the Fund’s Performance Universe includes a number of constituents with strategies that are notably different from the Fund’s global real estate focus, including regionally-focused real estate strategies with performance patterns that significantly diverge from that of the Fund, and constituents that are benchmarked to indexes other than the Fund’s benchmark index, leading to persistent structural differences with respect to sector and regional exposures.
With respect to the RIC Multi-Strategy Income Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-, 3- and 5-year periods ended December 31, 2020. For the 3-year period, RIM noted that the Fund’s relative underperformance was primarily due to detracting asset allocation effects compared to the Performance
Universe, including the Fund’s non-U.S. bias and a lower U.S. equity allocation relative to peers when the U.S. outperformed international developed markets on an annualized basis. RIM further noted that within the equity portion of the Fund’s portfolio, the Fund was positioned in alignment with RIM’s strategic belief and tactical preference for an overweight to value compared to its
Comparable Funds, which detracted from the Fund’s performance during the period. RIM noted that while valuation spreads between value and growth have tightened, the spreads remain at historically wide levels, which RIM believes is not sustainable, and that RIM continues to favor valuation sensitive Money Managers in its tactical positioning.
With respect to the RIC Multi-Asset Growth Strategy Fund, which began operations in 2017, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31,
2020, and was ranked in the fourth quintile of its Performance Universe for the 1-year period ended on such date. RIM noted that the performance target of the Fund over a market cycle (typically 7 years or more) is to deliver positive returns approximating inflation
(measured by the CPI index) plus 4%, net of fees, which the Fund underperformed for the 3-year period. RIM noted that the Fund underperformed its Performance Universe during the 3-year period primarily due to asset allocation decisions and lagging Money
Manager performance. With respect to asset allocation, the Fund held overweight allocations to developed non-U.S. equities and underweights to domestic equities, which detracted from performance as domestic shares strongly outperformed their global peers, and underweight allocations to growth-oriented equities in favor of value-oriented peers, which also hindered performance. With respect to Money Manager performance, value-oriented equity Money Managers held underweight allocations to large cap and momentum-
oriented equities, which performed strongly over the period and caused such Money Managers to underperform and detract from Fund
Performance. RIM further noted that due to the variation in performance objectives of outcome oriented funds, RIM does not believe it is currently possible to create a custom performance category that is the equivalent of a performance universe.
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2020.

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
984 Basis for Approval of Investment Advisory Contracts
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-Managers Funds’ performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended December 31, 2020, the RIC Equity Income
Fund, RIC U.S. Strategic Equity Fund, RIC Multifactor Bond Fund, RIC Strategic Bond Fund, RIC Investment Grade Bond Fund, RIC
Short Duration Bond Fund, RIC Global Infrastructure Fund and RIC Global Real Estate Securities Fund outperformed their respective benchmarks; for the 3-year period ended December 31, 2020, the RIC Equity Income Fund, RIC Unconstrained Total Return Fund,
RIC Strategic Bond Fund, RIC Investment Grade Bond Fund, RIC Short Duration Bond Fund, RIC Global Infrastructure Fund and RIC
Global Real Estate Securities Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2020, the RIC Equity Income Fund, RIC Opportunistic Credit Fund, RIC Strategic Bond Fund, RIC Investment Grade Bond Fund, RIC Short
Duration Bond Fund, RIC Tax-Exempt High Yield Bond Fund, RIC Tax-Exempt Bond Fund, RIC Global Infrastructure Fund and RIC
Global Real Estate Securities Fund outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of Money
Managers continues to impact Manager-of-Managers Fund performance for periods prior and subsequent to their termination. Lastly, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement Evaluation
Information and/or prior Board meetings that may be employed by RIM in respect of certain Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods;
RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and
RIM or Russell Investments Financial Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of
Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Fund; and the fact that each Money Manager’s fee is paid by RIM.
The Agreement Evaluation Information included a list of Money Manager terminations expected to be proposed by RIM at the May
24-25, 2021 quarterly Board meeting. Additionally, the May 24-25 quarterly Board materials were provided prior to the Agreement
Evaluation Meeting, and those materials contained proposals by RIM related to (1) the appointment and termination of certain Money
Managers, (2) new portfolio management contracts with an affiliate of an existing Money Manager due to an in internal consolidation of its parent company’s 1940 Act advisory assignments, and (3) amendments to certain portfolio management contracts to reflect Money
Manager Fee reductions.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-
Managers Fund would be in the best interests of the Manager-of-Managers Fund and its shareholders.
* * *

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
Basis for Approval of Investment Advisory Contracts 985
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Fund that was all-important or controlling, except, in the case of the RIM
Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers Funds and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Quarterly Approval of Money Manager Contracts
The Board received the following proposals from RIM during the period:
(i) at the quarterly Board meeting held on May 25, 2021, to approve new portfolio management contracts for the U.S. Small Cap Equity
Fund, Multi-Asset Growth Strategy Fund, Tax-Managed U.S. Mid & Small Cap Fund, Unconstrained Total Return Fund, Emerging
Markets Fund and the Multi-Strategy Income Fund, and
(ii) at a meeting held on September 29, 2021, to approve a new portfolio management contract for the U.S. Small Cap Equity Fund and
Tax-Managed U.S. Mid & Small Cap Fund resulting from a pending change of control for an existing Money Manager.
With respect to the new portfolio management contracts for the U.S. Small Cap Equity Fund, Multi-Asset Growth Strategy Fund, Tax-
Managed U.S. Mid & Small Cap Fund, Unconstrained Total Return Fund, Emerging Markets Fund and Multi-Strategy Income Fund,
the Trustees approved the terms of each proposed new portfolio management contract based upon:
• RIM’s recommendation to hire the Money Manager at the proposed fee rate;
• information as to the reason for the proposed Money Manager hire;
• information as to the Money Manager’s role in the management of the Fund’s investment portfolio (including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy);
• RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager;
• performance information of the new Money Manager(s);
• information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial
Services, LLC, the Fund’s underwriter (“RIFIS”);
• the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and certification that they were consistent with applicable legal standards;
• RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM;
• RIM’s awareness of the standard fee rates charged by the Money Manager to other clients;
• RIM’s belief that the proposed Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered;
• the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and
• the expected costs of transitioning Fund assets to the Money Manager or its strategy.
With respect to the portfolio management contract for an existing Money Manager related to its pending change of control, the Trustees approved the terms of the proposed new portfolio management contract based upon RIM’s recommendation to enter into a new portfolio management contract with the Money Manager at the proposed fee rate, which was the same rate as under the prior portfolio management contract; information provided by RIM that there are no expected changes to the Money Manager’s investment process, personnel, day-to-day operations or services provided to the Funds as a result of the change of control; information as to any significant business

Russell Investment Company
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
986 Basis for Approval of Investment Advisory Contracts
relationships between the Money Manager and RIM or RIFIS; a statement from RIM that there will be no changes to the Money
Manager’s compliance policies and procedures or code of ethics as a result of the change of control; and information provided by RIM that the change in control of the Money Manager would have no impact on the aggregate Money Manager fees to be paid by RIM from its advisory fee. The Trustees considered RIM’s prior explanations, including in connection with the Board’s most recent evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money
Managers for the Funds, as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; and RIM’s belief that the proposed
Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered.
The Trustees’ approvals also reflected their findings at prior meetings, including the Agreement Evaluation Meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money
Managers’ investment advisory fees are paid by RIM.

Russell Investment Company
Liquidity Risk Management Program — October 31, 2021 (Unaudited)
Liquidity Risk Management Program 987
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the
Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each Fund’s
“liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIC (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the “Program
Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The Program Administrator,
through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 24, 2021 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2020 through
December 31, 2020 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; (6) specific information relating to the Program’s operation in light of the
COVID-19 crisis, including with respect to the impact the COVID-19 crisis on the Classification Regime and HLIM compliance; and
(7) actions taken by the Program Administrator and Program Administrator Delegate during the Program Reporting Period to manage
Fund liquidity and liquidity risk.
There were no changes to the Funds’ written policies and procedures related to the Program during the Program Reporting Period but the Board was informed of certain clarifications to such written policies and procedures that would be implemented following the
Meeting.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Company
Shareholder Requests for Additional Information — October 31, 2021 (Unaudited)
988 Shareholder Requests for Additional Information
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2021 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semiannual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semiannual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your
Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers — October 31, 2021
(Unaudited)
Disclosure of Information about Fund Trustees and Officers 989
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the Board to be an “audit committee financial expert”; Mr.
Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Bard with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Administrative Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 8, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Chief Administrative Officer, Russell
Investments
From January 2016 – May 2021, Vice
President, Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and services
outsourcing company)
40 Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
990 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Until successor
is duly elected
and qualified
Until successor
is duly elected
and qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp. (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
40 None

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 991
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40 Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Until successor
is duly elected
and qualified
Until successor
is duly elected
and qualified
Retired 40 None

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
992 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Until successor
is duly elected
and qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 993
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Founder and Chief Executive
Officer, Paralel Technologies LLC
(information technology company)
Until March 2021, Chief Operating
Officer of Magnifi LLC (information
technology company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
Company)
40 Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
994 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern Trust
Company (financial services
company)
40 Until 2021,
Director
of Ellie
Fund Inc.
(non-profit
company)
Raymond P. Tennison, Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Until successor
is duly elected
and qualified
Approved
Annually
Retired 40 None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Until successor
is duly elected
and qualified
Approved
annually
Until successor
is duly elected
and qualified
Retired 40 None

Russell Investment Company
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 995
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director, RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed by
Trustees
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Global Chief Investment Officer, Russell Investment
Chief Investment Officer, RIC and RIF
President, RIM
Mary Beth R. Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Company
Supplemental Proxy Information — October 31, 2021 (Unaudited)
996 Supplemental Proxy Information
A joint special meeting of shareholders of the Funds was held on September 28, 2021 (the “Shareholder Meeting”). The Shareholder
Meeting was held for the purpose of electing members of the Funds’ Board of Trustees. Shareholders elected the following six (6)
Trustees at the Shareholder Meeting:
Michelle Cahoon*
Julie Dien Ledoux*
Jeannie Shanahan
Michael Day
Jeremy May
Vernon Barback
* Ms. Cahoon and Ms. Ledoux were Trustees prior to the Shareholder Meeting.
The results of the shareholders’ election of Trustees were as follows:
As of the date of the Shareholder Meeting, Kristianne Blake, Katherine W. Krysty, Raymond P. Tennison, Jr. and Jack R. Thompson
had each previously been elected as Trustees by the Funds’ shareholders. Each of these Trustees will continue to serve as a Trustee.
Trustee For Withheld
Michelle Cahoon 2,025,718,825 5,058,069
Julie Dien Ledoux 2,025,539,354 5,237,539
Jeannie Shanahan 2,025,673,792 5,103,102
Michael Day 2,025,606,470 5,170,424
Jeremy May 2,025,621,556 5,155,337
Vernon Barback 2,025,227,607 5,549,287

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2021 (Unaudited)
Adviser, Money Managers and Service Providers 997
Interested Trustees
Vernon Barback
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer & Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 021171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
Equity Income Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Sustainable Equity Fund
Coho Partners, Ltd., Berwyn, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mar Vista Investment Partners, LLC, Los Angeles, CA
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
HS Management Partners, LLC, New York, NY
Jackson Square Partners, LLC, San Francisco, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Global Equity Fund
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco, CA
Sanders Capital, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Emerging Markets Fund
AllianceBernstein L.P., Nashville, TN
Axiom Investors LLC, Greenwich, CT
Consilium Investment Management, LLC, Fort Lauderdale,
FL
Neuberger Berman Investment Advisors LLC, New York, NY
Numeric Investors LLC, Boston, MA
Oaktree Fund Advisors, LLC, Los Angeles, CA
Tax-Managed U.S. Large Cap Fund
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
J.P. Morgan Investment Management Inc., New York, NY
Sustainable Growth Advisers, LP, Stamford, CT
Tax-Managed U.S. Mid & Small Cap Fund
Ancora Advisors, LLC, Mayfield Heights, OH
Cardinal Capital Management L.L.C., Greenwich, CT
Copeland Capital Management, LLC, Conshohocken, PA
Easterly Investment Partners LLC, Beverly, MA
Polen Capital Management, LLC, Boca Raton, FL
Summit Creek Advisors, LLC, Minneapolis, MN
Tax-Managed International Equity Fund
AllianceBernstein L.P., Nashville, TN
Intermede Investment Partners Limited, London W1B 5LU,
UK and Intermede Global Partners Inc., San Francisco, CA
Pzena Investment Management LLC, New York, NY
RWC Asset Advisors (US) LLC, Miami, FL
Wellington Management Company LLP, Boston, MA
Tax-Managed Real Assets Fund
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Grantham Mayo Van Otterloo & Co. LLC, Boston, MA
RREEF America L.L.C., Chicago, IL
Opportunistic Credit Fund
Barings LLC, Charlotte, NC, and Baring International
Investment Limited, London, United Kingdom
DuPont Capital Management Corporation, Wilmington, DE
Voya Investment Management Co. LLC, New York, NY

Russell Investment Company
Adviser, Money Managers and Service Providers — October 31, 2021 (Unaudited)
998 Adviser, Money Managers and Service Providers
Unconstrained Total Return Fund
Ardea Investment Management Pty Ltd, Sydney, Australia
First Eagle Alternative Credit, LLC, Boston, MA
Hermes Investment Management Limited, London, UK
Strategic Bond Fund
BlueBay Asset Management LLP, London, UK
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company, LLC, Pasadena, CA
and Western Asset Management Company Limited, London,
United Kingdom
Investment Grade Bond Fund
MetLife Investment Management, LLC, Whippany, NJ
Schroder Investment Management North America Inc., New
York, NY
Short Duration Bond Fund
Scout Investments, Inc., Kansas City, MO
Western Asset Management Company, LLC, Pasadena, CA
and Western Asset Management Company Limited, London,
United Kingdom
Tax-Exempt High Yield Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Tax-Exempt Bond Fund
Goldman Sachs Asset Management, L.P., New York, NY
MacKay Shields LLC, New York, NY
Global Infrastructure Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
Nuveen Asset Management, LLC, Chicago, IL
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia, and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
Multi-Strategy Income Fund
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
GLG LLC, New York, NY
Kopernik Global Investors, LLC, Tampa, FL
Oaktree Fund Advisors, LLC, Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
Sompo Asset Management Co., Ltd., Tokyo, Japan
Multi-Asset Growth Strategy Fund
Atlantic Investment Management, Inc., New York, NY
Berenberg Asset Management LLC, New York, NY
Boston Partners Global Investors, Inc., Boston, MA
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, UK and Cohen &
Steers Asia Limited, Hong Kong, China
Easterly Investment Partners LLC, Beverly, MA
First Sentier Investors (Australia) IM Ltd, Sydney, Australia
GLG LLC, New York, NY
Hermes Investment Management Limited, London, UK
Kopernik Global Investors, LLC, Tampa, FL
Man Investments Australia Limited, Sydney, Australia
Oaktree Fund Advisors, LLC, Los Angeles, CA
Putnam Investment Management, LLC, Boston, MA
RiverPark Advisors, LLC, New York, NY
Sompo Asset Management Co., Ltd., Tokyo, Japan
Note: Multifactor Bond, Multifactor U.S. Equity and Multifactor International
Equity Funds are directly managed by RIM.
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com
.

2021 ANNUAL REPORT
LifePoints
®
Funds
OCTOBER 31, 2021
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company is a
series investment company with
31 different investment portfolios
referred to as Funds. These
financial statements report on five
of these Funds.

Russell Investment Company
LifePoints
®
Funds
Annual Report
October 31, 2021
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2021. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates, with a significant minority stake held by funds managed by Reverence Capital Partners. Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.
Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.
S&P
®
is a registered trademark of Standard & Poor’s Financial Services LLC.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance for Russell Investment Company mutual funds is available by visiting https://
russellinvestments.com/us/funds/performance-pricing.

To Our Shareholders
To Our Shareholders 3
Fellow Investors,
Our primary focus is as clear as ever: It is to improve the financial security of our investors. We believe that the combination of our investment solutions, a sound plan and timely investment advice provides the best strategy for those individuals seeking to navigate the difficult world of investing. Your financial security is the reason we work hard to maintain a time-
tested, disciplined investment approach, focused on meeting our clients’ financial needs.
The year of 2021, despite continued COVID-19 pressures, has seen strong performance:
For the one-year period ending October 31, 2021, U.S. equities returned 42.91%, according to the S&P 500.*
In comparison, within the same time period, developed non-U.S. equities, as measured by the MSCI EAFE index, provided a return of 34.18%.*
With the benefit of the strong market recovery continuing into 2021 and the unique period we all have just managed through, it is critical to be disciplined when assessing your investment plan. It is important to challenge prior thinking but have an equally high bar to any material changes to long-term strategies. We continue to emphasize that prioritizing the long-term investment plan over short-term gains is most consistently rewarded.
As a forward-looking firm, we maintain our focus and look to position our funds for the year ahead, not the one that has just passed. With this in mind, we hold the following views on markets:
We continue to believe in diversifying globally. We have a modest preference for non-U.S. equities to U.S. equities.
The post-vaccine economic recovery should favor undervalued cyclical value stocks over expensive technology and growth stocks.
We think inflation pressures are mostly transitory but may not peak until the first half of 2022. Central banks should react cautiously and although global growth will slow, we expect most developed economies to achieve above-
trend growth in 2022.
The extent and duration of the slowdown in China is one of the main risks to the outlook. We expect more stimulus early in 2022, which, combined with relatively attractive valuation, makes us cautiously optimistic about emerging market equities.
Let me reiterate that at Russell Investments, our stated purpose is to improve people’s financial security. We have a long heritage of providing solutions to help investors like you reach your financial goals, whether you’re saving for retirement, already depending on retirement income or building a college fund.
There is nothing we value more than the trust you have placed in our firm. All of us at Russell Investments appreciate the opportunity to help you achieve your own financial security.
Best regards,
Kate El-Hillow
Global Chief Investment Officer, Russell Investments
* Source: MarketWatch. Indexes are unmanaged and cannot be invested in directly. The S&P 500 Index is an index, with dividends reinvested, of 500 issues representative of leading companies in the U.S. large cap securities market. The MSCI EAFE (Europe, Australasia, Far East) index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
4 Conservative Strategy Fund
Conservative Strategy Fund
-
Class A
‡
Total
Return
1 Year 2 .77%
5 Years 2 .76%§
10 Years 3 .23%§
Conservative Strategy Fund
-
Class C
Total
Return
1 Year 8 .25%
5 Years 3 .22%§
10 Years 3 .06%§
Conservative Strategy Fund
-
Class R1
Total
Return
1 Year 9 .36%
5 Years 4 .35%§
10 Years 4 .22%§
Conservative Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year 9 .15%
5 Years 4 .08%§
10 Years 3 .96%§
Conservative Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year 8 .90%
5 Years 3 .84%§
10 Years 3 .70%§
Conservative Strategy Fund
-
Class S
Total
Return
1 Year 9 .21%
5 Years 4 .21%§
10 Years 4 .07%§
Bloomberg U.S. Aggregate Bond Index**
Total
Return
1 Year (0 .48)%
5 Years 3 .10%§
10 Years 3 .00%§
ICE BofA 1-3 Year U.S. Treasuries Index***
Total
Return
1 Year (0 .23)%
5 Years 1 .58%§
10 Years 1 .12%§

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Conservative Strategy Fund 5
The Conservative Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds
(the “Underlying Funds”). Certain Underlying Funds employ a
multi-manager approach whereby portions of the Underlying
Funds are allocated to different money manager strategies.
Underlying Fund assets not allocated to money managers are
managed by Russell Investment Management, LLC (“RIM”), the
Fund’s and Underlying Funds’ advisor. RIM, as the Underlying
Funds’ advisor, may change the allocation of the Underlying
Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class C, Class R1, Class R4, Class R5 and Class S
Shares gained 9.05%, 8.25%, 9.36%, 9.15%, 8.90% and 9.21%,
respectively. This is compared to the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, which lost 0.48%
during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation-15% to 30%
Equity Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
10.06%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
With respect to fixed income for the fiscal year, the strong appetite for risk in the market was demonstrated by the outperformance of credit relative to the Bloomberg U.S. Aggregate Bond Index, while interest rates rose, and the yield curve flattened. High yield credits and loans were outperformers, with investment grade
credits following behind, while asset-backed and mortgage-
backed securities relatively underperformed for the fiscal year.
As global interest rates rose, U.S. Treasuries declined in price, consistent with the higher economic growth and higher inflation dynamic seen throughout the year. Commodities were the highest returning asset class, consistent with reflationary themes, with the price per barrel of oil increasing, and sub-asset classes such as infrastructure and listed real estate following suit.
For the fiscal year, equity returns were positive, as a strong appetite for risk was fueled by post-pandemic economic reopening,
stimulative fiscal and monetary policies, and positive vaccination progress related to COVID-19. Equities were the highest returning asset class outside of commodities, with European, U.K., and
Canadian equities outperforming while emerging market and
Japanese equities lagged broad global equities. Within the U.S.
the Russell 3000
®
Index returned nearly 42%, with value stocks
outperforming their growth counterparts. Additionally, small-cap equities outperformed large-cap stocks, as the most economically sensitive stocks outperformed, consistent with strong economic growth.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a positive contributor to performance relative to the Fund’s benchmark during the
fiscal year. Equities and alternatives outperformed the Fund’s benchmark over the fiscal year, and as a result, allocations to these asset classes were rewarded. For instance, preferences for equity risk with an overweight to equities was beneficial, with underlying biases towards more cyclical areas of the market such as allocations to non-U.S. equites and small cap stocks. However, an underweight to high yield credit was detractive, with high yield outperforming the Fund’s benchmark, consistent with the risk-
on sentiment over the year. Duration positioning detracted from performance, with an overweight duration position detracting as interest rates rose over the fiscal year. However, duration positioning was beneficial from a risk-mitigation perspective, in that it balanced the preference for shorter duration value stocks.
The fixed income portion of the Fund’s portfolio had positive results compared to the Fund’s benchmark. An allocation to the
Strategic Bond Fund was positive from a benchmark-relative
perspective as a result of duration positioning and positioning within currencies. Additionally, an allocation to credit risk relative to the benchmark was beneficial, as credit spreads continued to tighten, outperforming the Fund’s benchmark. In addition, an allocation to the Unconstrained Total Return Fund contributed

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
6 Conservative Strategy Fund
positively to performance, as its exposure to high yield credit had a positive impact on performance.
The broader equity markets delivered positive absolute and
relative performance over the fiscal year. In addition, the equity
Underlying Funds generally outperformed their respective equity benchmarks. The U.S. Small Cap Equity Fund outperformed its
benchmark over the fiscal year. Underlying preferences for more cyclical areas of the markets that experienced robust earnings growth and other economic-reopening tailwinds were rewarded, as the most cyclical areas of the markets outperformed over
the trailing year. Additionally, the Emerging Markets Fund and the Global Equity Fund outperformed, with regional biases
contributing to excess returns, as non-U.S. equities outperformed over the fiscal year.
The multi-asset portion of the Fund’s portfolio outperformed the
Fund’s benchmark. The Multi-Strategy Income Fund’s global
equity value managers were contributors over the fiscal year, with style tailwinds proving fruitful. In addition, the Underlying
Fund’s tactical positioning, including an overweight to equity risk, preferences for equities over credit risk, as well as a preference for more cyclically-sensitive value securities was rewarded, while risk-mitigation strategies including the use of duration detracted from performance in the strong risk-on environment.
Through part of the fiscal year, RIM had the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset and alternative category level based on RIM’s capital markets research.
In addition to investing in the Underlying Funds, RIM sought to actively manage the Fund’s overall exposures by investing in derivatives. Through part of the fiscal year, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation
strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help implement tactical asset allocations. In addition, standardized call and put options were used to limit risk, including through the purchase and
sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was additive to Fund performance over the fiscal year, with exposure to equity markets via the use of optionality proving beneficial as equity markets appreciated over the year. Additionally, the use of futures contracts to achieve preferred duration positioning was beneficial, with duration positioning serving as a balance to total portfolio risk levels helping to partially mitigate risk from the equity positioning.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
During the fiscal year, RIM made strategic asset allocation
changes which resulted in an increase to growth-oriented asset exposures and a reduction in allocation to multi-asset funds.
Specifically, RIM modified the Fund’s strategic asset allocation to
17% to equity, 66% to fixed income, 15% to multi-asset asset and
2% to alterative asset classes. As a result of the strategic asset allocation changes, RIM added allocations to the Global Equity
Fund and Global Real Estate Securities Fund and removed an
allocation to the Unconstrained Total Return Fund.
Additionally, all Fund assets are now invested only in the
Underlying Funds. As a result, the Fund no longer invests in derivative instruments or holds cash other than indirectly through the Underlying Funds. RIM also no longer has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5%.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Conservative Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Conservative Strategy Fund 7
* Assumes initial investment on November 1, 2011.
** The Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** ICE BofA 1-3 Year U.S. Treasuries Index is an index composed of approximately 160 issues in the form of publicly placed, coupon-bearing U.S. Treasury debt. Issues must carry a term to maturity of at least one year and par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement periods.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
8 Conservative Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021.
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,014.70 $ 1,022.68
Expenses Paid During Period* $ 2.54 $ 2.55
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,011.00 $ 1,018.90
Expenses Paid During Period* $ 6.34 $ 6.36
* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,016.50 $ 1,024.30
Expenses Paid During Period* $ 0.91 $ 0.92
* Expenses are equal to the Fund's annualized expense ratio of 0.18%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
Conservative Strategy Fund 9
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,015.70 $ 1,023.04
Expenses Paid During Period* $ 2.18 $ 2.19
* Expenses are equal to the Fund's annualized expense ratio of 0.43%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,014.60 $ 1,021.78
Expenses Paid During Period* $ 3.45 $ 3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.68%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,015.60 $ 1,023.64
Expenses Paid During Period* $ 1.57 $ 1.58
* Expenses are equal to the Fund's annualized expense ratio of 0.31%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
10 Conservative Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 77,004 2,948
Domestic Equities - 8.5%
Multifactor U.S. Equity Fund Class Y 371,761 6,636
U.S. Small Cap Equity Fund Class Y 149,815 5,900
12,536
Fixed Income - 66.1%
Multifactor Bond Fund Class Y 727,060 7,365
Short Duration Bond Fund Class Y 751,888 14,729
Strategic Bond Fund Class Y 6,923,465 75,120
97,214
International Equities - 8.5%
Emerging Markets Fund Class Y 165,789 3,654
Global Equity Fund Class Y 301,726 2,948
Multifactor International Equity Fund Class Y 530,862 5,892
12,494
Multi-Asset - 15.0%
Multi-Strategy Income Fund Class Y 1,977,970 22,094
Total Investments in Affiliated Funds
(cost $132,559) 147,286
Total Investments - 100.1%
(identified cost $132,559) 147,286
Other Assets and Liabilities, Net - (0.1)%
(149)
Net Assets - 100.0%
147,137

Russell Investment Company
Conservative Strategy Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 11
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,591 $ — $ — $ (1,453)
Credit default swap contracts — (817) — —
Foreign currency exchange contracts — — 23 —
Total
$ 2,591 $ (817) $ 23 $ (1,453)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Futures contracts $ 636 $ — $ — $ 69
Credit default swap contracts — (27) — —
Foreign currency exchange contracts — — 5 —
Total
$ 636 $ (27) $ 5 $ 69
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Conservative Strategy Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 132,559
Investments, at fair value(>) ...........................................................................................................................................................
147,286
Receivables:
Investments sold ................................................................................................................................................................ 298
Fund shares sold ................................................................................................................................................................ 22
Total assets .................................................................................................................................................
147,606
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 313
Accrued fees to affiliates .................................................................................................................................................... 94
Other accrued expenses ..................................................................................................................................................... 62
Total liabilities .............................................................................................................................................
469
Net Assets ............................................................................................................................................................
$ 147,137

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 13
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 18,049
Shares of beneficial interest ...........................................................................................................................................................
144
Additional paid-in capital ..............................................................................................................................................................
128,944
Net Assets ............................................................................................................................................................
$ 147,137
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 10.32
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 10.95
Class A — Net assets ............................................................................................................................................................. $ 50,481,268
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 4,891,915
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.07
Class C — Net assets ............................................................................................................................................................. $ 61,401,792
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 6,098,625
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 10.45
Class R1 — Net assets ........................................................................................................................................................... $ 1,993,466
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 190,725
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 10.35
Class R4 — Net assets ........................................................................................................................................................... $ 6,250,931
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 603,976
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 10.42
Class R5 — Net assets ........................................................................................................................................................... $ 6,087,044
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 584,407
Net asset value per share: Class S(#) .............................................................................................................................................. $ 10.44
Class S — Net assets ............................................................................................................................................................. $ 20,922,216
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 2,003,443
Amounts in thousands
(>)     Investments in affiliated funds $ 147,286
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Conservative Strategy Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 3,195
Expenses
Advisory fees .................................................................................................................................................................... 315
Administrative fees ........................................................................................................................................................... 67
Custodian fees ................................................................................................................................................................... 48
Distribution fees - Class A ................................................................................................................................................ 131
Distribution fees - Class C ................................................................................................................................................ 503
Distribution fees - Class R5 .............................................................................................................................................. 16
Transfer agent fees - Class A ............................................................................................................................................ 105
Transfer agent fees - Class C ............................................................................................................................................. 134
Transfer agent fees - Class R1 .......................................................................................................................................... 6
Transfer agent fees - Class R4 .......................................................................................................................................... 13
Transfer agent fees - Class R5 .......................................................................................................................................... 13
Transfer agent fees - Class S ............................................................................................................................................. 44
Professional fees ............................................................................................................................................................... 43
Registration fees ............................................................................................................................................................... 95
Shareholder servicing fees - Class C ................................................................................................................................. 168
Shareholder servicing fees - Class R4 ............................................................................................................................... 16
Shareholder servicing fees - Class R5 ............................................................................................................................... 16
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ...................................................................................................................................................................... 23
Proxy fees ......................................................................................................................................................................... 7
Miscellaneous ................................................................................................................................................................... 11
Expenses before reductions .............................................................................................................................................. 1,780
Expense reductions ........................................................................................................................................................... (543)
Net expenses .................................................................................................................................................................................
1,237
Net investment income (loss) ........................................................................................................................................................
1,958
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds .......................................................................................................................................... 3,738
Futures contracts .............................................................................................................................................................. 1,138
Foreign currency exchange contracts ................................................................................................................................ 23
Credit default swap contracts ............................................................................................................................................ (817)
Capital gain distributions from affiliated funds ................................................................................................................. 1,141
Net realized gain (loss) ..................................................................................................................................................................
5,223
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds .......................................................................................................................................... 5,624
Futures contracts .............................................................................................................................................................. 705
Foreign currency exchange contracts ................................................................................................................................ 5
Credit default swap contracts ............................................................................................................................................ (27)
Foreign currency-related transactions ............................................................................................................................... 44
Net change in unrealized appreciation (depreciation) ................................................................................................................... 6,351
Net realized and unrealized gain (loss) ......................................................................................................................................... 11,574
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 13,532

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 15
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 1,958 $ 2,735
Net realized gain (loss) ...................................................................................................................... 5,223 1,294
Net change in unrealized appreciation (depreciation) ....................................................................... 6,351 (3,512)
Net increase (decrease) in net assets from operations ............................................................................. 13,532 517
Distributions
To shareholders
Class A .......................................................................................................................................... (1,019) (1,531)
Class C .......................................................................................................................................... (1,246) (2,055)
Class E (1) ..................................................................................................................................... — (191)
Class R1 ........................................................................................................................................ (69) (103)
Class R4 ........................................................................................................................................ (135) (192)
Class R5 ........................................................................................................................................ (123) (162)
Class S ........................................................................................................................................... (463) (665)
Net decrease in net assets from distributions .......................................................................................... (3,055) (4,899)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (20,838) (29,711)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(10,361) (34,093)
Net Assets
Beginning of period .................................................................................................................................
157,498 191,591
End of period ..........................................................................................................................................
$ 147,137 $ 157,498

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Conservative Strategy Fund
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 575 $ 5,801 799 $ 7,633
Proceeds from reinvestment of distributions 102 1,014 157 1,524
Payments for shares redeemed (892) (9,105) (1,436) (13,738)
Net increase (decrease)
(215) (2,290) (480) (4,581)
Class C
Proceeds from shares sold 612 6,097 625 5,852
Proceeds from reinvestment of distributions 126 1,237 214 2,046
Payments for shares redeemed (1,952) (19,470) (2,399) (22,670)
Net increase (decrease)
(1,214) (12,136) (1,560) (14,772)
Class E (1)
Proceeds from shares sold — — 13 131
Proceeds from reinvestment of distributions — — 20 191
Payments for shares redeemed — — (757) (7,335)
Net increase (decrease)
— — (724) (7,013)
Class R1
Proceeds from shares sold 44 453 149 1,380
Proceeds from reinvestment of distributions 7 69 10 103
Payments for shares redeemed (213) (2,200) (194) (1,866)
Net increase (decrease)
(162) (1,678) (35) (383)
Class R4
Proceeds from shares sold 118 1,192 173 1,627
Proceeds from reinvestment of distributions 13 134 20 192
Payments for shares redeemed (195) (1,988) (305) (2,963)
Net increase (decrease)
(64) (662) (112) (1,144)
Class R5
Proceeds from shares sold 99 1,014 248 2,407
Proceeds from reinvestment of distributions 13 123 17 161
Payments for shares redeemed (195) (1,996) (342) (3,358)
Net increase (decrease)
(83) (859) (77) (790)
Class S
Proceeds from shares sold 349 3,593 1,050 10,225
Proceeds from reinvestment of distributions 46 460 67 650
Payments for shares redeemed (705) (7,266) (1,241) (11,903)
Net increase (decrease)
(310) (3,213) (124) (1,028)
Total increase (decrease)
(2,048) $ (20,838) (3,112) $ (29,711)

Russell Investment Company
Conservative Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
18 Conservative Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 9.65 .15 .72 .87 (.16) (.04)
October 31, 2020 9.85 .18 (.10) .08 (.19) (.09)
October 31, 2019 9.43 .21 .48 .69 (.21) (.06)
October 31, 2018 9.97 .24 (.42) (.18) (.24) (.12)
October 31, 2017 9.92 .23 .24 .47 (.22) (.20)
Class C
October 31, 2021 9.47 .08 . 70 . 78 (.14) (.04)
October 31, 2020 9.71 .11 (.11) —(e) (.15) (.09)
October 31, 2019 9.31 .14 .47 .61 (.15) (.06)
October 31, 2018 9.86 .17 (.42) (.25) (.18) (.12)
October 31, 2017 9.82 .16 .23 .39 (.15) (.20)
Class R1
October 31, 2021 9.75 .21 .69 .90 (.16) (.04)
October 31, 2020 9.94 .21 (.11) .10 (.20) (.09)
October 31, 2019 9.51 .26 .47 .73 (.24) (.06)
October 31, 2018 10.04 .29 (.43) (.14) (.27) (.12)
October 31, 2017 9.99 .31 .20 .51 (.26) (.20)
Class R4
October 31, 2021 9.67 .17 .71 .88 (.16) (.04)
October 31, 2020 9.87 .18 (.10) .08 (.19) (.09)
October 31, 2019 9.45 .23 .46 .69 (.21) (.06)
October 31, 2018 9.98 .25 (.41) (.16) (.25) (.12)
October 31, 2017 9.94 .24 .23 .47 (.23) (.20)
Class R5
October 31, 2021 9.75 .14 .72 .86 (.15) (.04)
October 31, 2020 9.96 .15 (.10) .05 (. 17 ) (.09)
October 31, 2019 9.53 .20 .48 .68 (.19) (.06)
October 31, 2018 10.07 .23 (.42) (.19) (.23) (.12)
October 31, 2017 10.02 .22 .24 .46 (.21) (.20)
Class S
October 31, 2021 9.75 .18 .71 .89 (.16) (.04)
October 31, 2020 9.94 .20 (.10) .10 (.20) (.09)
October 31, 2019 9.51 .24 .48 .72 (.23) (.06)
October 31, 2018 10.05 .27 (.43) (.16) (.26) (.12)
October 31, 2017 10.00 .26 .24 .50 (.25) (.20)

See accompanying notes which are an integral part of the financial statements.
Conservative Strategy Fund 19
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.20) 10.32 9.05 50,481 .84 .49 1.50 51
(.28) 9.65 .76 49,281 .84 .49 1.89 52
(.27) 9.85 7.47 55,047 .82 .50 2.22 8
(.36) 9.43 (1.85) 58,991 .78 .54 2.50 7
(.42) 9.97 4.97 76,690 .78 .55 2.35 19
(.18) 10.07 8.25 61,402 1.59 1.24 .78 51
(.24) 9.47 (—) 69,247 1.59 1.24 1.14 52
(.21) 9.71 6.68 86,161 1.57 1.25 1.47 8
(.30) 9.31 (2.55) 102,386 1.53 1.29 1.74 7
(.35) 9.86 4.12 132,249 1.53 1.30 1.62 19
(.20) 10.45 9.36 1,994 .59 .17 2.05 51
(.29) 9.75 1.03 3,442 .59 .17 2.12 52
(.30) 9.94 7.87 3,853 .57 .17 2.65 8
(.39) 9.51 (1.45) 6,718 .53 .17 2.98 7
(.46) 10.04 5.34 9,331 .53 .17 3.18 19
(.20) 10.35 9.15 6,251 .84 .42 1.62 51
(.28) 9.67 .78 6,461 .84 .42 1.88 52
(.27) 9.87 7.53 7,695 .82 .42 2.41 8
(.37) 9.45 (1.65) 12,636 .78 .42 2.58 7
(.43) 9.98 4.99 13,723 .78 .42 2.47 19
(.19) 10.42 8.90 6,087 1.09 .67 1.38 51
(.26) 9.75 .53 6,510 1.09 .67 1.59 52
(.25) 9.96 7.33 7,422 1.07 .67 2.07 8
(.35) 9.53 (1.96) 7,713 1.03 .67 2.38 7
(.41) 10.07 4.79 10,634 1.03 .67 2.22 19
(.20) 10.44 9.21 20,922 .59 .30 1.77 51
(.29) 9.75 .95 22,557 .59 .30 2.04 52
(.29) 9.94 7.73 24,240 .57 .29 2.44 8
(.38) 9.51 (1.66) 29,184 .53 .30 2.73 7
(.45) 10.05 5.19 36,131 .53 .30 2.62 19

Russell Investment Company
Conservative Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Conservative Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2021, there were no adjustments to the Statement of Assets and Liabilities.
Advisory fees $ 5,838
Administration fees 5,328
Distribution fees 51,497
Shareholder servicing fees 15,804
Transfer agent fees 15,241
Trustee fees 489
$ 94,197
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ — $ 3,333 $ 664 $ 36 $ 243 $ 2,948 $ 26 $ —
Multifactor U.S. Equity Fund 4,629 3,598 3,293 569 1,133 6,636 69 91
U.S. Small Cap Equity Fund 3,083 3,800 2,651 199 1,469 5,900 21 —
Multifactor Bond Fund 7,969 831 1,187 10 (258) 7,365 162 107
Short Duration Bond Fund 28,719 1,697 15,517 989 (1,159) 14,729 321 —
Strategic Bond Fund 33,465 53,613 10,288 98 (1,768) 75,120 1,486 943
Unconstrained Total Return Fund 39,851 1,369 41,850 309 321 — 651 —
Emerging Markets Fund 3,140 1,429 1,526 119 492 3,654 25 —
Global Equity Fund — 3,288 518 15 163 2,948 — —
Multifactor International Equity Fund 3,074 3,716 1,949 73 978 5,892 67 —
Multi-Strategy Income Fund 31,649 2,116 17,002 1,321 4,010 22,094 365 —
U.S. Cash Management Fund 376 12,757 13,133 — — — 2 —
$ 155,955 $ 91,547 $ 109,578 $ 3,738 $ 5,624 $ 147,286 $ 3,195 $ 1,141
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 134,893,191 $ 12,392,712 $ — $ 12,392,712 $ 1,193,604 $ 4,702,560
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 2,415,664 $ 639,140 $ — $ 3,252,434 $ 1,646,282 $ —

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
22 Moderate Strategy Fund
Moderate Strategy Fund
-
Class A
‡
Total
Return
1 Year 10 .39%
5 Years 3 .79%§
10 Years 4 .41%§
Moderate Strategy Fund
-
Class C
Total
Return
1 Year 16 .26%
5 Years 4 .24%§
10 Years 4 .25%§
Moderate Strategy Fund
-
Class R1
Total
Return
1 Year 17 .37%
5 Years 5 .28%§
10 Years 5 .34%§
Moderate Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year 17 .14%
5 Years 5 .03%§
10 Years 5 .08%§
Moderate Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year 16 .82%
5 Years 4 .77%§
10 Years 4 .81%§
Moderate Strategy Fund
-
Class S
Total
Return
1 Year 17 .28%
5 Years 5 .21%§
10 Years 5 .23%§
Bloomberg U.S. Aggregate Bond Index**
Total
Return
1 Year (0 .48)%
5 Years 3 .10%§
10 Years 3 .00%§
Russell 1000
®
Index***
Total
Return
1 Year 43 .51%
5 Years 19 .16%§
10 Years 16 .30%§

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Moderate Strategy Fund 23
The Moderate Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’ assets among money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage or
terminate a money manager in an Underlying Fund at any time, subject to approval by the Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an
Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide current income and moderate long
term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5
and Class S Shares gained 17.18%, 16.26%, 17.37%, 17.14%,
16.82% and 17.28%, respectively. This is compared to the
Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond
Index, which lost 0.48% during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation-30% to 50%
Equity Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
16.78%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
With respect to fixed income for the fiscal year, the strong appetite for risk in the market was demonstrated by the outperformance of credit relative to the Bloomberg U.S. Aggregate Bond Index, while interest rates rose, and the yield curve flattened. High yield credits and loans were outperformers, with investment grade
credits following behind, while asset-backed and mortgage-
backed securities relatively underperformed for the fiscal year.
As global interest rates rose, U.S. Treasuries declined in price, consistent with the higher economic growth and higher inflation dynamic seen throughout the year. Commodities were the highest returning asset class, consistent with reflationary themes, with the price per barrel of oil increasing, and sub-asset classes such as infrastructure and listed real estate following suit.
For the fiscal year, equity returns were positive, as a strong risk-
on appetite was fueled by post-pandemic economic reopening,
stimulative fiscal and monetary policies, and positive vaccination progress related to COVID-19. Equities were the highest returning asset class outside of commodities, with European, U.K., and
Canadian equities outperforming while emerging market and
Japanese equities lagged broad global equities. Within the U.S.
the Russell 3000
®
Index returned nearly 42%, with value stocks
outperforming their growth counterparts. Additionally, small-cap equities outperformed large-cap stocks, as the most economically sensitive stocks outperformed, consistent with strong economic growth.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a contributor to
performance relative to the Fund’s benchmark during the
fiscal year. Equities and alternatives outperformed the Fund’s benchmark over the fiscal year, and as a result, allocations to these asset classes were rewarded. For instance, preferences for equity risk with an overweight to equities was beneficial, with underlying biases towards more cyclical areas of the market such as allocations to non-U.S. equites and small cap stocks. However, an underweight to high yield credit was detractive, with high yield outperforming the Fund’s benchmark, consistent with the risk-
on sentiment over the year. Duration positioning detracted from performance, with an overweight duration position detracting as interest rates rose over the fiscal year. However, duration positioning was beneficial from a risk-mitigation perspective, in that it balanced the preference for shorter duration value stocks.
The fixed income portion of the Fund’s portfolio had positive results compared to the Fund’s benchmark. An allocation to the
Strategic Bond Fund was positive from a benchmark-relative
perspective as a result of duration positioning and positioning within currencies. Additionally, an allocation to credit risk relative to the benchmark was beneficial, as credit spreads continued to tighten, outperforming the Fund’s benchmark. In addition, an allocation to the Unconstrained Total Return Fund contributed positively to performance, as its exposure to high yield credit had a positive impact on performance.

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
24 Moderate Strategy Fund
The broader equity markets delivered positive absolute and
relative performance over the fiscal year. In addition, the equity
Underlying Funds generally outperformed their respective equity benchmarks. The U.S. Small Cap Equity Fund outperformed its
benchmark over the fiscal year. Underlying preferences for more cyclical areas of the markets that experienced robust earnings growth and other economic-reopening tailwinds was rewarded,
as the most cyclical areas of the markets outperformed over
the trailing year. Additionally, the Emerging Markets Fund and the Global Equity Fund outperformed, with regional biases
contributing to excess returns, as non-U.S. equities outperformed over the fiscal year.
The multi-asset portion of the Fund’s portfolio outperformed the
Fund’s benchmark. The Multi-Strategy Income Fund’s global
equity value managers were contributors over the fiscal year, with style tailwinds proving fruitful. In addition, the Underlying
Fund’s tactical positioning, including an overweight to equity risk, preferences for equities over credit risk, as well as a preference for more cyclically-sensitive value securities was rewarded, while risk-mitigation strategies including the use of duration detracted from performance in the strong risk-on environment.
With respect to the alternative assets portion of the Fund’s portfolio, the Commodity Strategies Fund was beneficial, as
commodity prices rallied led by strong oil and energy returns.
Through part of the fiscal year, RIM had the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset and alternative category level based on RIM’s capital markets research.
In addition to investing in the Underlying Funds, RIM sought to actively manage the Fund’s overall exposures by investing in derivatives. Through part of the fiscal year, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation
strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help implement tactical asset allocations. In addition, standardized call and put options were used to limit risk, including through the purchase and
sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was additive to Fund performance over the fiscal year, with exposure to equity markets via the use of optionality proving beneficial as equity markets appreciated over the year. Additionally, the use of futures contracts to achieve preferred duration positioning was beneficial, with duration positioning serving as a balance to total portfolio risk levels helping to partially mitigate risk from the equity positioning.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
During the fiscal year, RIM made strategic asset allocation
changes which resulted in an increase to growth-oriented asset exposures and a reduction in allocation to multi-asset funds.
Specifically, RIM modified the Fund’s strategic asset allocation to
38% to equity, 49% to fixed income, 10% to multi-asset asset and
3% to alterative asset classes. As a result of the strategic asset allocation changes, RIM added an allocation to the Global Real
Estate Securities Fund and removed an allocation to Commodity
Strategy Fund.
Additionally, all Fund assets are now invested only in the
Underlying Funds. As a result, the Fund no longer invests in derivative instruments or holds cash other than indirectly through the Underlying Funds. RIM also no longer has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5%.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Moderate Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Moderate Strategy Fund 25
* Assumes initial investment on November 1, 2011.
** The Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
26 Moderate Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,028.70 $ 1,022.68
Expenses Paid During Period* $ 2.56 $ 2.55
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,024.80 $ 1,018.90
Expenses Paid During Period* $ 6.38 $ 6.36
* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,029.30 $ 1,023.95
Expenses Paid During Period* $ 1.28 $ 1.28
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
Moderate Strategy Fund 27
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,028.70 $ 1,022.68
Expenses Paid During Period* $ 2.56 $ 2.55
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,027.70 $ 1,021.42
Expenses Paid During Period* $ 3.83 $ 3.82
* Expenses are equal to the Fund's annualized expense ratio of 0.75%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,029.40 $ 1,023.54
Expenses Paid During Period* $ 1.69 $ 1.68
* Expenses are equal to the Fund's annualized expense ratio of 0.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
28 Moderate Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 182,698 6,994
Domestic Equities - 13.8%
Multifactor U.S. Equity Fund Class Y 1,254,786 22,398
U.S. Small Cap Equity Fund Class Y 236,542 9,315
31,713
Fixed Income - 48.6%
Multifactor Bond Fund Class Y 3,158,611 31,997
Strategic Bond Fund Class Y 6,943,756 75,339
Unconstrained Total Return Fund Class Y 483,184 4,566
111,902
International Equities - 24.7%
Emerging Markets Fund Class Y 207,938 4,583
Global Equity Fund Class Y 4,422,206 43,205
Multifactor International Equity Fund Class Y 833,867 9,256
57,044
Multi-Asset - 10.0%
Multi-Strategy Income Fund Class Y 2,055,683 22,962
Total Investments in Affiliated Funds
(cost $201,712) 230,615
Total Investments - 100.1%
(identified cost $201,712) 230,615
Other Assets and Liabilities, Net - (0.1)%
(173)
Net Assets - 100.0%
230,442

Russell Investment Company
Moderate Strategy Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 29
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments* $ 4,539 $ — $ — $ —
Futures contracts (3,525) — — (1,893)
Options written 274 — — —
Credit default swap contracts — (2,465) — —
Foreign currency exchange contracts — — (530) —
Total
$ 1,288 $ (2,465) $ (530) $ (1,893)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments** $ 2,948 $ — $ — $ —
Futures contracts 2,294 — — 89
Credit default swap contracts — 95 — —
Foreign currency exchange contracts — — 297 —
Total
$ 5,242 $ 95 $ 297 $ 89
* Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Moderate Strategy Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 201,712
Investments, at fair value(>) ...........................................................................................................................................................
230,615
Receivables:
Investments sold ................................................................................................................................................................ 37
Fund shares sold ................................................................................................................................................................ 33
Total assets .................................................................................................................................................
230,685
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 53
Accrued fees to affiliates .................................................................................................................................................... 130
Other accrued expenses ..................................................................................................................................................... 60
Total liabilities .............................................................................................................................................
243
Net Assets ............................................................................................................................................................
$ 230,442

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 31
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 40,8 57
Shares of beneficial interest ...........................................................................................................................................................
209
Additional paid-in capital ..............................................................................................................................................................
189,37 6
Net Assets ............................................................................................................................................................
$ 230,442
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 11.11
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 11.79
Class A — Net assets ............................................................................................................................................................. $ 100,956,153
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 9,089,686
Net asset value per share: Class C(#) ............................................................................................................................................. $ 10.73
Class C — Net assets ............................................................................................................................................................. $ 74,867,329
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 6,978,757
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 11.25
Class R1 — Net assets ........................................................................................................................................................... $ 1,850,877
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 164,460
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 11.13
Class R4 — Net assets ........................................................................................................................................................... $ 9,821,165
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 882,304
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 11.13
Class R5 — Net assets ........................................................................................................................................................... $ 7,430,901
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 667,836
Net asset value per share: Class S(#) .............................................................................................................................................. $ 11.22
Class S — Net assets ............................................................................................................................................................. $ 35,515,986
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 3,165,573
Amounts in thousands
(>)     Investments in affiliated funds $ 230,615
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
32 Moderate Strategy Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 5,461
Expenses
Advisory fees .................................................................................................................................................................... 490
Administrative fees ........................................................................................................................................................... 104
Custodian fees ................................................................................................................................................................... 49
Distribution fees - Class A ................................................................................................................................................ 256
Distribution fees - Class C ................................................................................................................................................ 609
Distribution fees - Class R5 .............................................................................................................................................. 19
Transfer agent fees - Class A ............................................................................................................................................ 205
Transfer agent fees - Class C ............................................................................................................................................. 162
Transfer agent fees - Class R1 .......................................................................................................................................... 5
Transfer agent fees - Class R4 .......................................................................................................................................... 21
Transfer agent fees - Class R5 .......................................................................................................................................... 15
Transfer agent fees - Class S ............................................................................................................................................. 82
Professional fees ............................................................................................................................................................... 47
Registration fees ............................................................................................................................................................... 98
Shareholder servicing fees - Class C ................................................................................................................................. 203
Shareholder servicing fees - Class R4 ............................................................................................................................... 27
Shareholder servicing fees - Class R5 ............................................................................................................................... 19
Trustees’ fees .................................................................................................................................................................... 10
Printing fees ...................................................................................................................................................................... 27
Proxy fees ......................................................................................................................................................................... 10
Miscellaneous ................................................................................................................................................................... 11
Expenses before reductions .............................................................................................................................................. 2,469
Expense reductions ........................................................................................................................................................... (706)
Net expenses .................................................................................................................................................................................
1,763
Net investment income (loss) ........................................................................................................................................................
3,698
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 4,539
Investments in affiliated funds .......................................................................................................................................... 11,571
Futures contracts .............................................................................................................................................................. (5,418)
Options written ................................................................................................................................................................. 274
Foreign currency exchange contracts ................................................................................................................................ (530)
Credit default swap contracts ............................................................................................................................................ (2,465)
Foreign currency-related transactions ............................................................................................................................... (23)
Capital gain distributions from affiliated funds ................................................................................................................. 5,101
Net realized gain (loss) ..................................................................................................................................................................
13,049
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 2,948
Investments in affiliated funds .......................................................................................................................................... 16,551
Futures contracts .............................................................................................................................................................. 2,383
Foreign currency exchange contracts ................................................................................................................................ 297
Credit default swap contracts ............................................................................................................................................ 95
Foreign currency-related transactions ............................................................................................................................... 66
Net change in unrealized appreciation (depreciation) ................................................................................................................... 22,340
Net realized and unrealized gain (loss) ......................................................................................................................................... 35,389
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 39,087

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 33
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 3,698 $ 5,488
Net realized gain (loss) ...................................................................................................................... 13,049 4,159
Net change in unrealized appreciation (depreciation) ....................................................................... 22,340 (24,191)
Net increase (decrease) in net assets from operations ............................................................................. 39,087 (14,544)
Distributions
To shareholders
Class A .......................................................................................................................................... (1,168) (4,494)
Class C .......................................................................................................................................... (830) (4,206)
Class E (1) ..................................................................................................................................... — (199)
Class R1 ........................................................................................................................................ (34) (139)
Class R4 ........................................................................................................................................ (131) (582)
Class R5 ........................................................................................................................................ (76) (305)
Class S ........................................................................................................................................... (555) (2,329)
Net decrease in net assets from distributions .......................................................................................... (2,794) (12,254)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (53,661) (65,870)
Total Net Increase (Decrease) in Net Assets ..........................................................................
(17,368) (92,668)
Net Assets
Beginning of period .................................................................................................................................
247,810 340,47 8
End of period ..........................................................................................................................................
$ 230,442 $ 247,8 10

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Moderate Strategy Fund
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 638 $ 6,862 911 $ 8,990
Proceeds from reinvestment of distributions 113 1,162 441 4,463
Payments for shares redeemed (1,646) (17,607) (2,804) (27,052)
Net increase (decrease)
(895) (9,583) (1,452) (13,599)
Class C
Proceeds from shares sold 271 2,812 415 3,923
Proceeds from reinvestment of distributions 83 828 425 4,202
Payments for shares redeemed (2,366) (24,433) (3,567) (33,946)
Net increase (decrease)
(2,012) (20,793) (2,727) (25,821)
Class E (1)
Proceeds from shares sold — — 44 429
Proceeds from reinvestment of distributions — — 20 199
Payments for shares redeemed — — (647) (6,320)
Net increase (decrease)
— — (583) (5,692)
Class R1
Proceeds from shares sold 25 267 64 644
Proceeds from reinvestment of distributions 3 34 14 139
Payments for shares redeemed (194) (2,104) (136) (1,388)
Net increase (decrease)
(166) (1,803) (58) (605)
Class R4
Proceeds from shares sold 151 1,617 191 1,873
Proceeds from reinvestment of distributions 13 131 58 582
Payments for shares redeemed (459) (4,868) (673) (6,702)
Net increase (decrease)
(295) (3,120) (424) (4,247)
Class R5
Proceeds from shares sold 74 794 114 1,108
Proceeds from reinvestment of distributions 7 76 30 305
Payments for shares redeemed (128) (1,374) (486) (4,876)
Net increase (decrease)
(47) (504) (342) (3,463)
Class S
Proceeds from shares sold 447 4,877 1,161 11,331
Proceeds from reinvestment of distributions 54 553 227 2,313
Payments for shares redeemed (2,174) (23,288) (2,693) (26,087)
Net increase (decrease)
(1,673) (17,858) (1,305) (12,443)
Total increase (decrease)
(5,088) $ (53,661) (6,891) $ (65,870)

Russell Investment Company
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
36 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
Class A
October 31, 2021 9.59 .18 1.4 6 1.6 4 (.12) —
October 31, 2020 10.40 .21 (.62) (.41) (.17) (.23)
October 31, 2019 9.98 .27 .52 .79 (.34) (.03)
October 31, 2018 10.68 .29 (.62) (.33) (.26) (.11)
October 31, 2017 10.63 .25 .59 .84 (.24) (.55)
Class C
October 31, 2021 9.32 .10 1.41 1.51 (.10) —
October 31, 2020 10.17 .13 (.60) (.47) (.15) (.23)
October 31, 2019 9.81 .19 .52 .71 (.32) (.03)
October 31, 2018 10.53 .22 (.63) (.41) (.20) (.11)
October 31, 2017 10.51 .18 .57 .75 (.18) (.55)
Class R1
October 31, 2021 9.70 .22 1.4 5 1.6 7 (.12) —
October 31, 2020 10.50 .23 (.63) (.40) (.17) (.23)
October 31, 2019 10.04 .30 .54 .84 (.35) (.03)
October 31, 2018 10.74 .36 (.67) (.31) (.28) (.11)
October 31, 2017 10.68 .36 .50 .86 (.25) (.55)
Class R4
October 31, 2021 9.61 .19 1.45 1.64 (.12) —
October 31, 2020 10.43 .22 (.64) (.42) (.17) (.23)
October 31, 2019 10.00 .26 .54 .80 (.34) (.03)
October 31, 2018 10.70 .30 (.63) (.33) (.26) (.11)
October 31, 2017 10.64 .27 .57 .84 (.23) (.55)
Class R5
October 31, 2021 9.63 .15 1.46 1.61 (.11) —
October 31, 2020 10.46 .18 (.62) (.44) (.16) (.23)
October 31, 2019 10.04 .24 .54 .78 (.33) (.03)
October 31, 2018 10.75 .28 (.64) (.36) (.24) (.11)
October 31, 2017 10.70 .24 .57 .81 (.21) (.55)
Class S
October 31, 2021 9.68 .22 1.44 1.66 (.12) —
October 31, 2020 10.48 .23 (.63) (.40) (.17) (.23)
October 31, 2019 10.03 .30 .53 .83 (.35) (.03)
October 31, 2018 10.73 .32 (.63) (.31) (.28) (.11)
October 31, 2017 10.67 .28 .58 .86 (.25) (.55)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 37
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.12) 11.11 17.18 100,956 . 80 .49 1.70 53
(.40) 9.59 (4.16) 95,780 .79 .49 2.12 52
(.37) 10.40 8.30 118,985 .78 .49 2.68 8
(.37) 9.98 (3.16) 136,011 .75 .49 2.83 15
(.79) 10.68 8.49 168,192 .76 .49 2.45 13
(.10) 10.73 16.26 74,867 1.5 5 1.24 .94 53
(.38) 9.32 (4.86) 83,799 1.54 1.24 1.39 52
(.35) 10.17 7.58 119,204 1.53 1.24 1.90 8
(.31) 9.81 (3.97) 143,103 1.50 1.24 2.11 15
(.73) 10.53 7.72 188,512 1.51 1.24 1.79 13
(.12) 11.25 17.37 1,851 .54 .24 2.04 53
(.40) 9.70 (3.95) 3,208 .54 .24 2.31 52
(.38) 10.50 8.74 4,088 .53 .24 2.98 8
(.39) 10.04 (2.96) 6,003 .50 .24 3.45 15
(.80) 10.74 8.75 9,637 .51 .24 3.43 13
(.12) 11.13 17.14 9,821 . 80 .49 1.81 53
(.40) 9.61 (4.25) 11,316 .79 .49 2.24 52
(.37) 10.43 8.38 16,695 .78 .49 2.59 8
(.37) 10.00 (3.16) 16,915 .75 .49 2.86 15
(.78) 10.70 8.56 20,436 .76 .49 2.61 13
(.11) 11.13 16.82 7,431 1.0 5 .74 1.41 53
(.39) 9.63 (4.43) 6,881 1.04 .74 1.81 52
(.36) 10.46 8.18 11,049 1.03 .74 2.38 8
(.35) 10.04 (3.43) 11,199 1.00 .74 2.67 15
(.76) 10.75 8.21 14,578 1.01 .74 2.28 13
(.12) 11.22 17.28 35,516 .5 5 .32 2.07 53
(.40) 9.68 (3.98) 46,826 .54 .32 2.36 52
(.38) 10.48 8.62 64,375 .52 .31 2.94 8
(.39) 10.03 (2.92) 75,062 .50 .32 3.04 15
(.80) 10.73 8.69 90,551 .51 .32 2.69 13

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
38 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 4,508
Administration fees 8,304
Distribution fees 70,631
Shareholder servicing fees 19,560
Transfer agent fees 25,865
Trustee fees 790
$ 129,658
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 4,743 $ 985 $ 5,749 $ (469) $ 490 $ — $ 983 $ —
Global Real Estate Securities Fund — 7,602 1,230 49 573 6,994 62 —
Multifactor U.S. Equity Fund 16,117 7,603 7,198 497 5,379 22,398 234 321
U.S. Small Cap Equity Fund 16,052 1,270 15,794 5,878 1,909 9,315 113 —
Multifactor Bond Fund 33,440 4,226 4,630 28 (1,067) 31,997 680 448
Strategic Bond Fund 23,826 62,059 9,462 56 (1,140) 75,339 1,156 673
Unconstrained Total Return Fund 66,847 1,755 65,019 (246) 1,229 4,566 1,122 —
Emerging Markets Fund 11,774 755 10,470 3,543 (1,019) 4,583 94 —
Global Equity Fund 16,094 34,107 10,459 781 2,682 43,205 377 3,659
Multifactor International Equity Fund 13,830 1,285 10,010 617 3,534 9,256 308 —
Multi-Strategy Income Fund 28,449 2,702 13,007 837 3,981 22,962 328 —
U.S. Cash Management Fund 10,817 38,959 49,776 — — — 4 —
$ 241,989 $ 163,308 $ 202,804 $ 11,571 $ 16,551 $ 230,615 $ 5,461 $ 5,101
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 204,104,658 $ 26,510,367 $ — $ 26,510,367 $ 34,581 $ 14,312,388
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 2,793,895 $ — $ — $ 6,549, 426 $ 5,704,542 $ —

Russell Investment Company
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 39
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ (3)
Additional paid-in capital
3
Federal Income Taxes, continued

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
40 Balanced Strategy Fund
Balanced Strategy Fund
-
Class A
‡
Total
Return
1 Year 19 .96%
5 Years 5 .75%§
10 Years 5 .93%§
Balanced Strategy Fund
-
Class C
Total
Return
1 Year 26 .49%
5 Years 6 .22%§
10 Years 5 .77%§
Balanced Strategy Fund
-
Class R1
Total
Return
1 Year 27 .59%
5 Years 7 .23%§
10 Years 6 .84%§
Balanced Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year 27 .40%
5 Years 6 .98%§
10 Years 6 .59%§
Balanced Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year 27 .06%
5 Years 6 .70%§
10 Years 6 .32%§
Balanced Strategy Fund
-
Class S
Total
Return
1 Year 27 .56%
5 Years 7 .17%§
10 Years 6 .76%§
Bloomberg U.S. Aggregate Bond Index**
Total
Return
1 Year (0.48)%
5 Years 3.10%§
10 Years 3.00%§
Russell 1000
®
Index***
Total
Return
1 Year 43.51%
5 Years 19.16%§
10 Years 16.30%§
MSCI World ex USA Index (Net)****
Total
Return
1 Year 35.59%
5 Years 9.95%§
10 Years 7.19%§

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Balanced Strategy Fund 41
The Balanced Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’ assets among money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage or
terminate a money manager in an Underlying Fund at any time, subject to approval by the Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an
Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide above average long term capital
appreciation and a moderate level of current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the Fund’s Class A, Class C, Class R1, Class R4, Class R5
and Class S Shares gained 27.33%, 26.49%, 27.59%, 27.40%,
27.06% and 27.56%, respectively. This is compared to the
Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond
Index, which lost 0.48% during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation-50% to 70%
Equity Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
25.82%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
With respect to fixed income for the fiscal year, the strong appetite for risk in the market was demonstrated by the outperformance of credit relative to the Bloomberg U.S. Aggregate Bond Index, while interest rates rose, and the yield curve flattened. High yield credits and loans were outperformers, with investment grade
credits following behind, while asset-backed and mortgage-
backed securities relatively underperformed for the fiscal year.
As global interest rates rose, U.S. Treasuries declined in price, consistent with the higher economic growth and higher inflation dynamic seen throughout the year. Commodities were the highest returning asset class, consistent with reflationary themes, with the price per barrel of oil increasing, and sub-asset classes such as infrastructure and listed real estate following suit.
For the fiscal year, equity returns were positive, as a strong appetite for risk was fueled by post-pandemic economic reopening,
stimulative fiscal and monetary policies, and positive vaccination progress related to COVID-19. Equities were the highest returning asset class outside of commodities, with European, U.K., and
Canadian equities outperforming while emerging market and
Japanese equities lagged broad global equities. Within the U.S.
the Russell 3000
®
Index returned nearly 42%, with value stocks
outperforming their growth counterparts. Additionally, small-cap equities outperformed large-cap stocks, as the most economically sensitive stocks outperformed, consistent with strong economic growth.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Broadly, the Fund’s asset allocation was a positive contributor to performance relative to the Fund’s benchmark during the
fiscal year. Equities and real assets outperformed The Fund’s benchmark over the fiscal year, and as a result, allocations to these asset classes were rewarded. For instance, preferences for equity risk with an overweight to equities was beneficial, with underlying biases towards more cyclical areas of the market such as allocations to non-U.S. equites and small cap stocks. However, an underweight to high yield credit was detractive, with high yield outperforming the Fund’s benchmark, consistent with the risk-
on sentiment over the year. Duration positioning detracted from performance, with an overweight duration position detracting as interest rates rose over the fiscal year. However, duration positioning was beneficial from a risk-mitigation perspective, in that it balanced the preference for shorter duration value stocks.
The fixed income portion of the Fund’s portfolio provided positive results compared to the Fund’s benchmark. An allocation to the
Strategic Bond Fund was positive from a benchmark-relative
perspective as a result of duration positioning and positioning within currencies. Additionally, an allocation to credit risk relative to the benchmark was beneficial, as credit spreads continued to tighten, outperforming the Fund’s benchmark. In addition, an allocation to the Unconstrained Total Return Fund contributed positively to performance, as its exposure to high yield credit had a positive impact on performance.

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
42 Balanced Strategy Fund
The broader equity markets delivered positive absolute and
relative performance over the fiscal year. In addition, the equity
Underlying Funds generally outperformed their respective equity benchmarks. The U.S. Small Cap Equity Fund outperformed its
benchmark over the fiscal year. Underlying preferences for more cyclical areas of the markets that experienced robust earnings growth and other economic-reopening tailwinds were rewarded, as the most cyclical areas of the markets outperformed over
the trailing year. Additionally, the Emerging Markets Fund and the Global Equity Fund outperformed, with regional biases
contributing to excess returns, as non-U.S. equities outperformed over the fiscal year.
The multi-asset portion of the Fund’s portfolio outperformed the
Fund’s benchmark. The Multi-Strategy Income Fund’s global
equity value managers were contributors over the fiscal year, with style tailwinds proving fruitful. In addition, the Underlying
Fund’s tactical positioning, including an overweight to equity risk, preferences for equities over credit risk, as well as a preference for more cyclically-sensitive value securities was rewarded, while risk-mitigation strategies including the use of duration detracted from performance in the strong risk-on environment.
The alternative assets portion of the Fund’s portfolio provided mixed results compared to the Fund’s benchmark. The Global Real
Estate Securities Fund underperformed the Fund’s benchmark
due to the significant strength of equities outperforming listed real estate assets. However, the Commodity Strategies Fund was beneficial, as commodity prices rallied led by strong oil and energy returns.
Through part of the fiscal year, RIM had the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset and alternative category level based on RIM’s capital markets research.
In addition to investing in the Underlying Funds, RIM sought to actively manage the Fund’s overall exposures by investing in derivatives. Through part of the fiscal year, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation
strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help implement tactical asset allocations. In addition, standardized call and put options were used to limit risk, including through the purchase and
sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was additive to Fund performance over the fiscal year, with exposure to equity markets via the use of optionality proving beneficial as equity markets appreciated over the year. Additionally, the use of futures contracts to achieve preferred duration positioning was beneficial, with duration positioning serving as a balance to total portfolio risk levels helping to partially mitigate risk from the equity positioning.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
During the fiscal year, RIM made strategic asset allocation
changes which resulted in an increase to growth-oriented asset exposures and a reduction in allocation to multi-asset funds.
Specifically, RIM modified the Fund’s strategic asset allocation to 58% to equity, 30% to fixed income, 8% to multi-asset asset and 4% to alterative asset classes. As a result of the strategic asset allocation changes, RIM removed allocations to the U.S.
Dynamic Equity Fund, Commodity Strategy Fund and Multifactor
Bond Fund.
Additionally, all Fund assets are now invested only in the
Underlying Funds. As a result, the Fund no longer invests in derivative instruments or holds cash other than indirectly through the Underlying Funds. RIM also no longer has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5%.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Balanced Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Balanced Strategy Fund 43
* Assumes initial investment on November 1, 2011.
** The Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
*** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciples (“U.S. GAAP”).

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
44 Balanced Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,040.70 $ 1,022.79
Expenses Paid During Period* $ 2.47 $ 2.45
* Expenses are equal to the Fund's annualized expense ratio of 0.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,036.50 $ 1,019.00
Expenses Paid During Period* $ 6.31 $ 6.26
* Expenses are equal to the Fund's annualized expense ratio of 1.23%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,041.80 $ 1,023.84
Expenses Paid During Period* $ 1.39 $ 1.38
* Expenses are equal to the Fund's annualized expense ratio of 0.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
Balanced Strategy Fund 45
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,041.20 $ 1,022.58
Expenses Paid During Period* $ 2.68 $ 2.65
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,039.10 $ 1,021.32
Expenses Paid During Period* $ 3.96 $ 3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,041.60 $ 1,023.54
Expenses Paid During Period* $ 1.70 $ 1.68
* Expenses are equal to the Fund's annualized expense ratio of 0.33%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
46 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.0%
Global Real Estate Securities Fund Class Y 1,114,117 42,648
Domestic Equities - 18.8%
Multifactor U.S. Equity Fund Class Y 8,755,800 156,291
U.S. Small Cap Equity Fund Class Y 1,085,293 42,739
199,030
Fixed Income - 29.5%
Strategic Bond Fund Class Y 26,859,759 291,429
Unconstrained Total Return Fund Class Y 2,208,168 20,867
312,296
International Equities - 39.8%
Emerging Markets Fund Class Y 1,165,683 25,692
Global Equity Fund Class Y 35,028,995 342,233
Multifactor International Equity Fund Class Y 4,774,072 52,992
420,917
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 7,551,138 84,346
Total Investments in Affiliated Funds
(cost $907,960) 1,059,237
Total Investments - 100.1%
(identified cost $907,960) 1,059,237
Other Assets and Liabilities, Net - (0.1)%
(909)
Net Assets - 100.0%
1,058,328

Russell Investment Company
Balanced Strategy Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 47
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments* $ 23,965 $ — $ — $ —
Futures contracts 1,120 — — (6,573)
Options written 1,161 — — —
Credit default swap contracts — (6,018) — —
Foreign currency exchange contracts — — (3,890) —
Total
$ 26,246 $ (6,018) $ (3,890) $ (6,573)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments** $ 14,308 $ — $ — $ —
Futures contracts 8,427 — — 288
Credit default swap contracts — 534 — —
Foreign currency exchange contracts — — 1,380 —
Total
$ 22,735 $ 534 $ 1,380 $ 288
* Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
48 Balanced Strategy Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 907,960
Investments, at fair value(>) ...........................................................................................................................................................
1,059,237
Receivables:
Investments sold ................................................................................................................................................................ 1,194
Fund shares sold ................................................................................................................................................................ 146
Total assets .................................................................................................................................................
1,060,577
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 1,482
Accrued fees to affiliates .................................................................................................................................................... 624
Other accrued expenses ..................................................................................................................................................... 143
Total liabilities .............................................................................................................................................
2,249
Net Assets ............................................................................................................................................................
$ 1,058,328

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 49
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 255,232
Shares of beneficial interest ...........................................................................................................................................................
861
Additional paid-in capital ..............................................................................................................................................................
802,23 5
Net Assets ............................................................................................................................................................
$ 1,058,328
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 12.40
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 13.16
Class A — Net assets ............................................................................................................................................................. $ 469,854, 579
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 37,880,309
Net asset value per share: Class C(#) ............................................................................................................................................. $ 11.97
Class C — Net assets ............................................................................................................................................................. $ 345,255,975
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 28,844,307
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 12.62
Class R1 — Net assets ........................................................................................................................................................... $ 12,248,684
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 970,584
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 12.45
Class R4 — Net assets ........................................................................................................................................................... $ 41,734,681
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 3,353,463
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 12.42
Class R5 — Net assets ........................................................................................................................................................... $ 32,160,530
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 2,589,168
Net asset value per share: Class S(#) .............................................................................................................................................. $ 12.61
Class S — Net assets ............................................................................................................................................................. $ 157,073,419
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 12,455,851
Amounts in thousands
(>)     Investments in affiliated funds $ 1,059,237
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
50 Balanced Strategy Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 27,666
Expenses
Advisory fees .................................................................................................................................................................... 2,177
Administrative fees ........................................................................................................................................................... 463
Custodian fees ................................................................................................................................................................... 62
Distribution fees - Class A ................................................................................................................................................ 1,176
Distribution fees - Class C ................................................................................................................................................ 2,696
Distribution fees - Class R5 .............................................................................................................................................. 81
Transfer agent fees - Class A ............................................................................................................................................ 941
Transfer agent fees - Class C ............................................................................................................................................. 719
Transfer agent fees - Class R1 .......................................................................................................................................... 35
Transfer agent fees - Class R4 .......................................................................................................................................... 85
Transfer agent fees - Class R5 .......................................................................................................................................... 65
Transfer agent fees - Class S ............................................................................................................................................. 332
Professional fees ............................................................................................................................................................... 91
Registration fees ............................................................................................................................................................... 105
Shareholder servicing fees - Class C ................................................................................................................................. 899
Shareholder servicing fees - Class R4 ............................................................................................................................... 106
Shareholder servicing fees - Class R5 ............................................................................................................................... 81
Trustees’ fees .................................................................................................................................................................... 42
Printing fees ...................................................................................................................................................................... 83
Proxy fees ......................................................................................................................................................................... 49
Miscellaneous ................................................................................................................................................................... 22
Expenses before reductions .............................................................................................................................................. 10,310
Expense reductions ........................................................................................................................................................... (2,624)
Net expenses .................................................................................................................................................................................
7,686
Net investment income (loss) ........................................................................................................................................................
19,980
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 23,965
Investments in affiliated funds .......................................................................................................................................... 46,725
Futures contracts .............................................................................................................................................................. (5,453)
Options written ................................................................................................................................................................. 1,161
Foreign currency exchange contracts ................................................................................................................................ (3,890)
Credit default swap contracts ............................................................................................................................................ (6,018)
Foreign currency-related transactions ............................................................................................................................... (158)
Capital gain distributions from affiliated funds ................................................................................................................. 51,505
Net realized gain (loss) ..................................................................................................................................................................
107,837
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 14,308
Investments in affiliated funds .......................................................................................................................................... 106,408
Futures contracts .............................................................................................................................................................. 8,715
Foreign currency exchange contracts ................................................................................................................................ 1,380
Credit default swap contracts ............................................................................................................................................ 534
Foreign currency-related transactions ............................................................................................................................... 134
Net change in unrealized appreciation (depreciation) ................................................................................................................... 131,479
Net realized and unrealized gain (loss) ......................................................................................................................................... 239,316
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 259,296

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 51
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 19,980 $ 29,600
Net realized gain (loss) ...................................................................................................................... 107,837 8,822
Net change in unrealized appreciation (depreciation) ....................................................................... 131,479 (127,151)
Net increase (decrease) in net assets from operations ............................................................................. 259,296 (88,729)
Distributions
To shareholders
Class A .......................................................................................................................................... (9,162) (23,789)
Class C .......................................................................................................................................... (4,774) (18,674)
Class E(1) ...................................................................................................................................... — (331)
Class R1 ........................................................................................................................................ (380) (884)
Class R4 ........................................................................................................................................ (805) (2,251)
Class R5 ........................................................................................................................................ (542) (1,506)
Class S ........................................................................................................................................... (3,377) (11,771)
Net decrease in net assets from distributions .......................................................................................... (19,040) (59,206)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (197,429) (272,769)
Total Net Increase (Decrease) in Net Assets ..........................................................................
42,827 (420,704)
Net Assets
Beginning of period .................................................................................................................................
1,015,501 1,436,205
End of period ..........................................................................................................................................
$ 1,058,328 $ 1,015 , 501

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
52 Balanced Strategy Fund
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 2,366 $ 27,503 2,279 $ 23,573
Proceeds from reinvestment of distributions 771 9,109 2,255 23,658
Payments for shares redeemed (7,464) (87,348) (11,647) (117,842)
Net increase (decrease)
(4,327) (50,736) (7,113) (70,611)
Class C
Proceeds from shares sold 948 10,893 1,113 11,069
Proceeds from reinvestment of distributions 418 4,765 1,818 18,632
Payments for shares redeemed (8,344) (94,211) (12,206) (121,037)
Net increase (decrease)
(6,978) (78,553) (9,275) (91,336)
Class E(1)
Proceeds from shares sold — — 32 322
Proceeds from reinvestment of distributions — — 31 331
Payments for shares redeemed — — (827) (8,297)
Net increase (decrease)
— — (764) (7,644)
Class R1
Proceeds from shares sold 154 1,853 198 2,076
Proceeds from reinvestment of distributions 32 380 83 884
Payments for shares redeemed (884) (10,898) (304) (3,175)
Net increase (decrease)
(698) (8,665) (23) (215)
Class R4
Proceeds from shares sold 265 3,122 366 3,720
Proceeds from reinvestment of distributions 68 805 213 2,251
Payments for shares redeemed (887) (10,389) (1,754) (17,983)
Net increase (decrease)
(554) (6,462) (1,175) (12,012)
Class R5
Proceeds from shares sold 249 2,955 342 3,503
Proceeds from reinvestment of distributions 46 542 143 1,505
Payments for shares redeemed (748) (8,718) (984) (10,366)
Net increase (decrease)
(453) (5,221) (499) (5,358)
Class S
Proceeds from shares sold 1,144 13,819 2,449 25,307
Proceeds from reinvestment of distributions 281 3,365 1,096 11,718
Payments for shares redeemed (5,487) (64,976) (12,055) (122,618)
Net increase (decrease)
(4,062) (47,792) (8,510) (85,593)
Total increase (decrease)
(17,072) $ (197,429) (27,359) $ (272,769)

Russell Investment Company
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
54 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions in
Excess
Class A
October 31, 2021 9.93 .25 2.45 2.70 (.23) — —
October 31, 2020 11.08 .27 (.92) (.65) (.23) (.27) —
October 31, 2019 10.77 .30 .56 .86 (.45) — (.10)
October 31, 2018 11.87 .33 (.72) (.39) (.34) (.37) —
October 31, 2017 11.41 .21 1.08 1.29 (.18) (.65) —
Class C
October 31, 2021 9.59 .14 2.39 2.53 (.15) — —
October 31, 2020 10.74 .19 (.90) (.71) (.17) (.27) —
October 31, 2019 10.50 .22 .54 .76 (.43) — (.09)
October 31, 2018 11.61 .24 (.71) (.47) (.27) (.37) —
October 31, 2017 11.22 .12 1.06 1.18 (.14) (.65) —
Class R1
October 31, 2021 10.10 .30 2.47 2.77 (.25) — —
October 31, 2020 11.26 .29 (.93) (.64) (.25) (.27) —
October 31, 2019 10.92 .35 .54 .89 (.45) — (.10)
October 31, 2018 12.02 .37 (.74) (.37) (.36) (.37) —
October 31, 2017 11.54 .34 .99 1.33 (.20) (.65) —
Class R4
October 31, 2021 9.96 .25 2.47 2.72 (.23) — —
October 31, 2020 11.12 .28 (.95) (.67) (.22) (.27) —
October 31, 2019 10.80 .31 .55 .86 (.45) — (.09)
October 31, 2018 11.90 .33 (.72) (.39) (.34) (.37) —
October 31, 2017 11.44 .21 1.08 1.29 (.18) (.65) —
Class R5
October 31, 2021 9.95 .21 2.46 2.67 (.20) — —
October 31, 2020 11.11 .23 (.92) (.69) (.20) (.27) —
October 31, 2019 10.81 .27 .57 .84 (.44) — (.10)
October 31, 2018 11.92 .31 (.74) (.43) (.31) (.37) —
October 31, 2017 11.47 .19 1.07 1.26 (.16) (.65) —
Class S
October 31, 2021 10.09 .29 2.48 2.77 (.25) — —
October 31, 2020 11.25 .33 (.98) (.65) (.24) (.27) —
October 31, 2019 10.91 .34 .55 .89 (.45) — (.10)
October 31, 2018 12.01 .36 (.74) (.38) (.35) (.37) —
October 31, 2017 11.54 .22 1.10 1.32 (.20) (.65) —

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 55
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.23) 12.40 27.33 469,854 .73 .47 2.09 59
(.50) 9.93 (6.10) 419,101 .73 .47 2.66 37
(.55) 11.08 8.58 546,705 .73 .47 2.86 11
(.71) 10.77 (3.52) 611,245 .72 .47 2.92 11
(.83) 11.87 12.05 761,954 .73 .46 1.83 33
(.15) 11.97 26.49 345,256 1.48 1.22 1.20 59
(.44) 9.59 (6.88) 343,712 1.48 1.22 1.86 37
(.52) 10.74 7.87 484,422 1.48 1.22 2.10 11
(.64) 10.50 (4.26) 592,930 1.47 1.22 2.16 11
(.79) 11.61 11.13 788,531 1.48 1.21 1.11 33
(.25) 12.62 27.59 12,249 .48 .26 2.49 59
(.52) 10.10 (5.88) 16,852 .48 .26 2.78 37
(.55) 11.26 8.81 19,058 .48 .26 3.24 11
(.73) 10.92 (3.32) 29,630 .47 .26 3.25 11
(.85) 12.02 12.24 44,666 .47 .26 3.00 33
(.23) 12.45 27.40 41,735 .73 .51 2.08 59
(.49) 9.96 (6.22) 38,924 .73 .51 2.69 37
(.54) 11.12 8.64 56,506 .73 .51 2.89 11
(.71) 10.80 (3.55) 62,826 .72 .51 2.86 11
(.83) 11.90 11.94 75,481 .73 .51 1.88 33
(.20) 12.42 26.93 32,161 .98 .76 1.79 59
(.47) 9.95 (6.4 1) 30,254 .98 .76 2.28 37
(.54) 11.11 8.36 39,329 .98 .76 2.52 11
(.68) 10.81 (3.81) 43,113 .97 .76 2.70 11
(.81) 11.92 11.68 58,230 .98 .76 1.63 33
(.25) 12.61 27.56 157,073 .48 .32 2.38 59
(.51) 10.09 (5.96) 166,658 .48 .32 3.11 37
(.55) 11.25 8.79 281,677 .48 .31 3.10 11
(.72) 10.91 (3.37) 326,777 .47 .32 3.10 11
(.85) 12.01 12.11 411,791 .48 .32 1.94 33

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
56 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Advisory fees $ 63,784
Administration fees 37,987
Distribution fees 324,784
Shareholder servicing fees 88,639
Transfer agent fees 105,578
Trustee fees 2,983
$ 623,755
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 19,481 $ 4,522 $ 23,852 $ (3,647) $ 3,496 $ — $ 4,406 $ —
Global Real Estate Securities Fund 18,899 24,182 9,100 124 8,543 42,648 509 —
Multifactor U.S. Equity Fund 76,246 78,519 31,212 1,527 31,211 156,291 1,388 1,551
U.S. Dynamic Equity Fund 37,986 17,856 50,091 (4,093) (1,658) — 4,233 12,975
U.S. Small Cap Equity Fund 57,047 3,980 47,226 13,123 15,815 42,739 414 —
Multifactor Bond Fund 29,335 3,530 31,830 256 (1,291) — 596 392
Strategic Bond Fund 117,190 211,194 30,942 29 (6,042) 291,429 5,335 3,306
Unconstrained Total Return Fund 176,307 14,546 172,367 (2,349) 4,730 20,867 3,044 —
Emerging Markets Fund 57,947 3,188 47,996 27,636 (15,083) 25,692 476 —
Global Equity Fund 142,974 236,843 66,604 3,669 25,351 342,233 3,437 33,281
Multifactor International Equity Fund 114,187 9,205 105,016 8,374 26,242 52,992 2,616 —
Multi-Strategy Income Fund 97,297 10,160 40,281 2,076 15,094 84,346 1,193 —
U.S. Cash Management Fund 39,317 214,832 254,149 — — — 19 —
$ 984,213 $ 832,557 $ 910,666 $ 46,725 $ 106,408 $ 1,059,237 $ 27,666 $ 51,505
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 915,679,809 $ 143,557,369 $ — $ 143,557,369 $ 1,232,152 $ 110,442,034
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 19,040,413 $ — $ — $ 25,664 ,331 $ 33,542,103 $ —

Russell Investment Company
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 57
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 3
Additional paid-in capital
(3)
Federal Income Taxes, continued

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
58 Growth Strategy Fund
Growth Strategy Fund
-
Class A
‡
Total
Return
1 Year 27 .84%
5 Years 7 .78%§
10 Years 7 .08%§
Growth Strategy Fund
-
Class C
Total
Return
1 Year 34 .70%
5 Years 8 .26%§
10 Years 6 .91%§
Growth Strategy Fund
-
Class R1
Total
Return
1 Year 36 .11%
5 Years 9 .39%§
10 Years 8 .07%§
Growth Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year 35 .72%
5 Years 9 .12%§
10 Years 7 .80%§
Growth Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year 35 .44%
5 Years 8 .84%§
10 Years 7 .53%§
Growth Strategy Fund
-
Class S
Total
Return
1 Year 36 .10%
5 Years 9 .34%§
10 Years 7 .99%§
Russell 1000
®
Index**
Total
Return
1 Year 43 .51%
5 Years 19 .16%§
10 Years 16 .30%§
Bloomberg U.S. Aggregate Bond Index***
Total
Return
1 Year (0 .48)%
5 Years 3 .10%§
10 Years 3 .00%§
MSCI World ex USA Index (Net)****
Total
Return
1 Year 35 .59%
5 Years 9 .95%§
10 Years 7 .19%§

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Growth Strategy Fund 59
The Growth Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds (the
“Underlying Funds”). Certain Underlying Funds employ a multi-
manager approach whereby portions of the Underlying Funds
are allocated to different money manager strategies. Underlying
Fund assets not allocated to money managers are managed by
Russell Investment Management, LLC (“RIM”), the Fund’s
and Underlying Funds’ advisor. RIM, as the Underlying Funds’
advisor, may change the allocation of the Underlying Funds’ assets among money managers at any time. An exemptive order from the
Securities and Exchange Commission permits RIM to engage or
terminate a money manager in an Underlying Fund at any time, subject to approval by the Underlying Fund’s Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an
Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation, and as a secondary objective, current income.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class C, Class R1, Class R4, Class R5 and Class
S Shares gained 35.68%, 34.70%, 36.11%, 35.72%, 35.44% and
36.10%, respectively. This is compared to the Fund’s primary benchmark, the Russell 1000
®
Index, which gained 43.51%
during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation-70% to 85%
Equity Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
31.44%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year, equity returns were positive, as a strong appetite for risk was fueled by post-pandemic economic reopening,
stimulative fiscal and monetary policies, and positive vaccination progress related to COVID-19. Equities were the highest returning asset class outside of commodities, with European, U.K., and
Canadian equities outperforming while emerging market and
Japanese equities lagged broad global equities. Within the U.S.
the Russell 3000
®
Index returned nearly 42%, with value stocks
outperforming their growth counterparts. Additionally, small-cap equities outperformed large-cap stocks, as the most economically sensitive stocks outperformed, consistent with strong economic growth.
With respect to fixed income for the fiscal year, the strong appetite for risk in the market was demonstrated by the outperformance of credit relative to the Bloomberg U.S. Aggregate Bond Index, while interest rates rose, and the yield curve flattened. High yield credits and loans were outperformers, with investment grade
credits following behind, while asset-backed and mortgage-
backed securities relatively underperformed for the fiscal year.
As global interest rates rose, U.S. Treasuries declined in price, consistent with the higher economic growth and higher inflation dynamic seen throughout the year. Commodities were the highest returning asset class, consistent with reflationary themes, with the price per barrel of oil increasing, and sub-asset classes such as infrastructure and listed real estate following suit.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation was a detractor to performance relative to the Fund’s benchmark during the fiscal year. Allocations away from equities was a detractor, as equities led other asset classes over the year. Additionally, within equities regional preferences for non-U.S. equities was a detractor, as large cap domestic equities such as the Russell 1000
®
Index outperformed
non-U.S. regions. However, preferences for small-cap equities, as well as style biases which include a preference for value-oriented stocks was additive to performance during the fiscal year, as more cyclical areas of the markets outperformed. However, portfolio hedges which include duration positioning were a headwind
compared to the 100% equity benchmark, as the strong risk-on tone of the market limited the effectiveness of hedges.
The fixed income portion of the Fund’s portfolio underperformed the Fund’s benchmark. The fixed income portion of the Fund’s portfolio outperformed the Bloomberg U.S. Aggregate Bond
Index, but an allocation to the Unconstrained Total Return Fund detracted as markets continued to favor risky assets such as equities, rather than safer assets such as bonds.
The broader equity markets delivered positive absolute and
relative performance over the fiscal year. In addition, the equity
Underlying Funds generally outperformed their respective equity benchmarks. The U.S. Small Cap Equity Fund outperformed its
benchmark over the fiscal year. Underlying preferences for more cyclical areas of the markets that experienced robust earnings

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
60 Growth Strategy Fund
growth and other economic-reopening tailwinds were rewarded, as the most cyclical areas of the markets outperformed over the trailing year. However, the Emerging Markets Fund and the Global
Equity Fund underperformed when compared to their respective benchmarks, as large cap domestic equities outperformed non-
U.S. developed and emerging market regions.
The alternative assets portion of the Fund’s portfolio provided mixed results compared to the Fund’s benchmark. The Global Real
Estate Securities Fund underperformed the Fund’s benchmark
due to the significant strength of equities outperforming listed real estate assets. However, the Commodity Strategies Fund was beneficial, as commodity prices rallied led by strong oil and energy returns.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s equity benchmark. The Multi-Asset Growth Strategy
Fund detracted when compared to the Fund’s benchmark, as
diversifying positions in other asset classes detracted when compared to strong equity returns.
Through part of the fiscal year, RIM had the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset and alternative category level based on RIM’s capital markets research.
In addition to investing in the Underlying Funds, RIM sought to actively manage the Fund’s overall exposures by investing in derivatives. Through part of the fiscal year, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation
strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help implement tactical asset allocations. In addition, standardized call and put options were used to limit risk, including through the purchase and
sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was additive to Fund performance over the fiscal year, with exposure to equity markets via the use of optionality proving beneficial as equity markets appreciated over the year. Additionally, the use of futures contracts to achieve preferred duration positioning was beneficial, with duration positioning serving as a balance to total portfolio risk levels helping to partially mitigate risk from the equity positioning.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
During the fiscal year, RIM made strategic asset allocation
changes which resulted in an increase to growth-oriented asset exposures and a reduction in allocation to multi-asset funds.
Specifically, RIM modified the Fund’s strategic asset allocation to
74% to equity, 11% to fixed income, 10% to multi-asset asset and
5% to alterative asset classes. As a result of the strategic asset allocation, RIM added an allocation to the Strategic Bond Fund and removed allocations to the U.S. Dynamic Equity Fund and
Commodity Strategy Fund.
Additionally, all Fund assets are now invested only in the
Underlying Funds. As a result, the Fund no longer invests in derivative instruments or holds cash other than indirectly through the Underlying Funds. RIM also no longer has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5%.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Growth Strategy Fund 61
* Assumes initial investment on November 1, 2011.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The Bloomberg U.S. Aggregate Bond Index is an index, with income reinvested, generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
**** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
62 Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 20 2 1 to October 31, 20 2 1 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,050.20 $ 1,022.3 3
Expenses Paid During Period* $ 2. 95 $ 2. 91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,046.90 $ 1,018. 55
Expenses Paid During Period* $ 6. 81 $ 6. 72
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,052.20 $ 1,023.8 4
Expenses Paid During Period* $ 1. 40 $ 1.3 8
* Expenses are equal to the Fund's annualized expense ratio of 0.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
Growth Strategy Fund 63
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,051.00 $ 1,022. 58
Expenses Paid During Period* $ 2.6 9 $ 2.6 5
* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,049.90 $ 1,021.3 2
Expenses Paid During Period* $ 3.9 8 $ 3. 92
* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,052.00 $ 1,023. 59
Expenses Paid During Period* $ 1.6 6 $ 1. 63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
64 Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
Global Real Estate Securities Fund Class Y 1,207,863 46,237
Domestic Equities - 24.9%
Multifactor U.S. Equity Fund Class Y 10,738,577 191,683
U.S. Small Cap Equity Fund Class Y 938,693 36,966
228,649
Fixed Income - 10.7%
Strategic Bond Fund Class Y 7,379,415 80,066
Unconstrained Total Return Fund Class Y 1,888,736 17,849
97,915
International Equities - 49.7%
Emerging Markets Fund Class Y 791,264 17,439
Global Equity Fund Class Y 38,852,458 379,590
Multifactor International Equity Fund Class Y 5,359,938 59,495
456,524
Multi-Asset - 9.8%
Multi-Asset Growth Strategy Fund Class Y 7,968,793 90,525
Total Investments in Affiliated Funds
(cost $766,257 ) 919,850
Total Investments - 100.1%
(identified cost $766,257) 919,850
Other Assets and Liabilities, Net - (0.1)%
(579)
Net Assets - 100.0%
919,271

Russell Investment Company
Growth Strategy Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 65
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments* $ 14,328 $ — $ — $ —
Futures contracts 8,732 — — (4,146)
Options written 917 — — —
Credit default swap contracts — (3,365) — —
Foreign currency exchange contracts — — (2,753) —
Total
$ 23,977 $ (3,365) $ (2,753) $ (4,146)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments** $ 5,915 $ — $ — $ —
Futures contracts 8,765 — — 192
Credit default swap contracts — 299 — —
Foreign currency exchange contracts — — 1,054 —
Total
$ 14,680 $ 299 $ 1,054 $ 192
* Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
66 Growth Strategy Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 766,25 7
Investments, at fair value(>) ...........................................................................................................................................................
919,850
Receivables:
Fund shares sold ................................................................................................................................................................ 450
Total assets .................................................................................................................................................
920,300
Liabilities
Payables:
Investments purchased ...................................................................................................................................................... 43
Fund shares redeemed ....................................................................................................................................................... 332
Accrued fees to affiliates .................................................................................................................................................... 533
Other accrued expenses ..................................................................................................................................................... 121
Total liabilities .............................................................................................................................................
1,029
Net Assets ............................................................................................................................................................
$ 919,271

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 67
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 258,0 83
Shares of beneficial interest ...........................................................................................................................................................
653
Additional paid-in capital ..............................................................................................................................................................
660,53 5
Net Assets ............................................................................................................................................................
$ 919,271
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 14.22
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 15.09
Class A — Net assets ............................................................................................................................................................. $ 421,040,189
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 29,599,228
Net asset value per share: Class C(#) ............................................................................................................................................. $ 13.48
Class C — Net assets ............................................................................................................................................................. $ 247,152,290
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 18,341,509
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 14.51
Class R1 — Net assets ........................................................................................................................................................... $ 6,672,046
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 459,737
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 14.30
Class R4 — Net assets ........................................................................................................................................................... $ 45,566,282
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 3,186,406
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 14.24
Class R5 — Net assets ........................................................................................................................................................... $ 29,993,314
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 2,106,460
Net asset value per share: Class S(#) .............................................................................................................................................. $ 14.50
Class S — Net assets ............................................................................................................................................................. $ 168,846,686
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 11,648,462
Amounts in thousands
(>)     Investments in affiliated funds $ 919,850
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
68 Growth Strategy Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 22,527
Expenses
Advisory fees .................................................................................................................................................................... 1,817
Administrative fees ........................................................................................................................................................... 386
Custodian fees ................................................................................................................................................................... 57
Distribution fees - Class A ................................................................................................................................................ 1,032
Distribution fees - Class C ................................................................................................................................................ 1,886
Distribution fees - Class R5 .............................................................................................................................................. 70
Transfer agent fees - Class A ............................................................................................................................................ 826
Transfer agent fees - Class C ............................................................................................................................................. 503
Transfer agent fees - Class R1 .......................................................................................................................................... 15
Transfer agent fees - Class R4 .......................................................................................................................................... 89
Transfer agent fees - Class R5 .......................................................................................................................................... 56
Transfer agent fees - Class S ............................................................................................................................................. 328
Professional fees ............................................................................................................................................................... 77
Registration fees ............................................................................................................................................................... 100
Shareholder servicing fees - Class C ................................................................................................................................. 629
Shareholder servicing fees - Class R4 ............................................................................................................................... 111
Shareholder servicing fees - Class R5 ............................................................................................................................... 70
Trustees’ fees .................................................................................................................................................................... 35
Printing fees ...................................................................................................................................................................... 93
Proxy fees ......................................................................................................................................................................... 41
Miscellaneous ................................................................................................................................................................... 19
Expenses before reductions .............................................................................................................................................. 8,240
Expense reductions ........................................................................................................................................................... (1,577)
Net expenses .................................................................................................................................................................................
6,663
Net investment income (loss) ........................................................................................................................................................
15,864
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 14,328
Investments in affiliated funds .......................................................................................................................................... 35,06 8
Futures contracts .............................................................................................................................................................. 4,586
Options written ................................................................................................................................................................. 917
Foreign currency exchange contracts ................................................................................................................................ (2,753)
Credit default swap contracts ............................................................................................................................................ (3,365)
Foreign currency-related transactions ............................................................................................................................... (112)
Capital gain distributions from affiliated funds ................................................................................................................. 51,202
Net realized gain (loss) ..................................................................................................................................................................
99,8 71
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 5,915
Investments in affiliated funds .......................................................................................................................................... 134,1 39
Futures contracts .............................................................................................................................................................. 8,957
Foreign currency exchange contracts ................................................................................................................................ 1,054
Credit default swap contracts ............................................................................................................................................ 299
Foreign currency-related transactions ............................................................................................................................... 267
Net change in unrealized appreciation (depreciation) ................................................................................................................... 150,63 1
Net realized and unrealized gain (loss) ......................................................................................................................................... 250,502
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 266,366

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 69
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 15,864 $ 20,667
Net realized gain (loss) ...................................................................................................................... 99,8 71 2,206
Net change in unrealized appreciation (depreciation) ....................................................................... 150,63 1 (92,344)
Net increase (decrease) in net assets from operations ............................................................................. 266,366 (69,471)
Distributions
To shareholders
Class A .......................................................................................................................................... (5,143) (29,753)
Class C .......................................................................................................................................... (2,065) (20,884)
Class E(1) ...................................................................................................................................... — (505)
Class R1 ........................................................................................................................................ (107) (553)
Class R4 ........................................................................................................................................ (563) (3,664)
Class R5 ........................................................................................................................................ (313) (1,888)
Class S ........................................................................................................................................... (2,256) (11,300)
Net decrease in net assets from distributions .......................................................................................... (10,447) (68,547)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (129,087) (132,808)
Total Net Increase (Decrease) in Net Assets ..........................................................................
126,832 (270,826)
Net Assets
Beginning of period .................................................................................................................................
792,439 1,063,265
End of period ..........................................................................................................................................
$ 919,271 $ 792,439
.

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
70 Growth Strategy Fund
(1) For the period November 1, 2019 to July 9, 2020 (final redemption).
** Less than 500 shares.
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 1,665 $ 21,779 2,472 $ 27,355
Proceeds from reinvestment of distributions 373 5,109 2,557 29,603
Payments for shares redeemed (5,347) (70,102) (9,537) (102,522)
Net increase (decrease)
(3,309) (43,214) (4,508) (45,564)
Class C
Proceeds from shares sold 562 7,092 991 10,410
Proceeds from reinvestment of distributions 159 2,062 1,869 20,808
Payments for shares redeemed (4,840) (60,271) (8,991) (93,245)
Net increase (decrease)
(4,119) (51,117) (6,131) (62,027)
Class E(1)
Proceeds from shares sold — — 21 229
Proceeds from reinvestment of distributions — — 43 505
Payments for shares redeemed — — (693) (7,424)
Net increase (decrease)
— — (629) (6,690)
Class R1
Proceeds from shares sold 80 1,106 78 867
Proceeds from reinvestment of distributions 8 107 47 553
Payments for shares redeemed (269) (3,628) (125) (1,448)
Net increase (decrease)
(181) (2,415) ( — )** (28)
Class R4
Proceeds from shares sold 196 2,634 322 3,477
Proceeds from reinvestment of distributions 41 563 315 3,664
Payments for shares redeemed (902) (11,514) (1,509) (16,728)
Net increase (decrease)
(665) (8,317) (872) (9,587)
Class R5
Proceeds from shares sold 165 2,198 204 2,208
Proceeds from reinvestment of distributions 23 313 162 1,888
Payments for shares redeemed (278) (3,587) (819) (9,308)
Net increase (decrease)
(90) (1,076) (453) (5,212)
Class S
Proceeds from shares sold 1,183 16,093 5,260 54,594
Proceeds from reinvestment of distributions 161 2,250 962 11,262
Payments for shares redeemed (3,116) (41,291) (6,460) (69,556)
Net increase (decrease)
(1,772) (22,948) (238) (3,700)
Total increase (decrease)
(10,136) $ (129,087) (12,831) $ (132,808)

Russell Investment Company
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
72 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distribution in
Excess
Class A
October 31, 2021 10.62 .26 3.51 3.77 (.16) (.01) —
October 31, 2020 12.18 .28 (1.02) (.74) (.22) (.60) —(e )
October 31, 2019 12.04 .33 .54 .87 (.60) (.13) —
October 31, 2018 13.16 .40 (.74) (.34) (.36) (.42) —
October 31, 2017 11.88 .17 1.66 1.83 (.24) (.31) —
Class C
October 31, 2021 10.09 .12 3.38 3.50 (.10) (.01) —
October 31, 2020 11.63 .17 (.95) (.78) (.16) (.60) — (e)
October 31, 2019 11.59 .22 .53 .75 (.58) (.13) —
October 31, 2018 12.72 .29 (.71) (.42) (.29) (.42) —
October 31, 2017 11.54 .08 1.61 1.69 (.20) (.31) —
Class R1
October 31, 2021 10.82 .32 3.57 3.89 (.19) (.01) —
October 31, 2020 12.40 .31 (1.04) (.73) (.25) (.60) — (e)
October 31, 2019 12.22 .43 .49 .92 (.61) (.13) —
October 31, 2018 13.33 .45 (.75) (.30) (.39) (.42) —
October 31, 2017 12.02 .32 1.56 1.88 (.26) (.31) —
Class R4
October 31, 2021 10.67 .27 3.53 3.80 (.16) (.01) —
October 31, 2020 12.24 .29 (1.04) (.75) (.22) (.60) — (e)
October 31, 2019 12.09 .34 .54 .88 (.60) (.13) —
October 31, 2018 13.21 .41 (.74) (.33) (.37) (.42) —
October 31, 2017 11.92 .19 1.66 1.85 (.25) (.31) —
Class R5
October 31, 2021 10.63 .23 3.53 3.76 (.14) (.01) —
October 31, 2020 12.20 .24 (1.01) (.77) (.20) (.60) — (e)
October 31, 2019 12.08 .32 .52 .84 (.59) (.13) —
October 31, 2018 13.20 .39 (.75) (.36) (.34) (.42) —
October 31, 2017 11.93 .15 1.66 1.81 (.23) (.31) —
Class S
October 31, 2021 10.81 .31 3.57 3.88 (.18) (.01) —
October 31, 2020 12.39 .29 (1.02) (.73) (.25) (.60) —(e)
October 31, 2019 12.21 .39 .53 .92 (.61) (.13) —
October 31, 2018 13.33 .45 (.76) (.31) (.39) (.42) —
October 31, 2017 12.02 .21 1.67 1.88 (.26) (.31) —

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 73
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.17) 14.22 35.55 421,040 .74 .57 1.97 61
(.82) 10.62 (6.60) 349,360 .74 .57 2.50 40
(.73) 12.18 8.09 455,749 .73 .56 2.82 13
(.78) 12.04 (2.81) 486,650 .73 .57 3.15 14
(.55) 13.16 15.98 583,987 .73 .57 1.39 23
(.11) 13.48 34.70 247,152 1.49 1.32 .94 61
(.76) 10.09 (7.33) 226,670 1.49 1.32 1.67 40
(.71) 11.63 7.27 332,569 1.49 1.31 1.99 13
(.71) 11.59 (3.55) 390,800 1.48 1.32 2.35 14
(.51) 12.72 15.13 497,276 1.48 1.32 .64 23
(.20) 14.51 35.98 6,672 .49 .27 2.39 61
(.85) 10.82 (6.35) 6,931 .49 .27 2.80 40
(.74) 12.40 8.40 7,947 .48 .26 3.62 13
(.81) 12.22 (2.47) 18,800 .48 .27 3.50 14
(.57) 13.33 16.22 22,252 .48 .27 2.59 23
(.17) 14.30 35.72 45,566 .74 .52 2.05 61
(.82) 10.67 (6.60) 41,098 .74 .52 2.58 40
(.73) 12.24 8.16 57,807 .74 .52 2.85 13
(.79) 12.09 (2.76) 60,353 .73 .52 3.24 14
(.56) 13.21 16.03 72,524 .73 .52 1.52 23
(.15) 14.24 35.44 29,994 .99 .77 1.73 61
(.80) 10.63 (6.86) 23,354 .99 .77 2.26 40
(.72) 12.20 7.82 32,313 .99 .77 2.71 13
(.76) 12.08 (2.96) 37,543 .98 .77 3.07 14
(.54) 13.20 15.70 47,724 .98 .77 1.24 23
(.19) 14.50 35.98 168,847 .49 .32 2.31 61
(.85) 10.81 (6.40) 145,026 .49 .32 2.60 40
(.74) 12.39 8.40 169,174 .48 .31 3.26 13
(.81) 12.21 (2.58) 191,061 .48 .32 3.46 14
(.57) 13.33 16.20 224,847 .48 .32 1.64 23

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
74 Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets.
Advisory fees $ 29,435
Administration fees 32,758
Distribution fees 250,249
Shareholder servicing fees 67,712
Transfer agent fees 150,713
Trustee fees 2,072
$ 532,939
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Commodity Strategies Fund $ 15,499 $ 3,675 $ 18,954 $ (15,528) $ 15,308 $ — $ 3,675 $ —
Global Real Estate Securities Fund 14,997 29,664 6,416 414 7,578 46,237 517 —
Multifactor U.S. Equity Fund 106,462 68,688 27,543 1,188 42,888 191,683 1,818 2,216
U.S. Dynamic Equity Fund 60,589 29,487 79,683 (8,117) (2,276) — 7,146 21,811
U.S. Small Cap Equity Fund 68,339 3,512 69,665 18,969 15,811 36,966 511 —
Strategic Bond Fund — 86,626 7,002 69 373 80,066 350 —
Unconstrained Total Return Fund 124,518 15,930 124,185 (444) 2,030 17,849 2,177 —
Emerging Markets Fund 53,791 2,089 50,507 28,930 (16,864) 17,439 455 —
Global Equity Fund 113,736 281,154 44,369 1,182 27,887 379,590 2,805 27,175
Multifactor International Equity Fund 113,253 8,144 97,143 8,329 26,912 59,495 2,675 —
Multi-Asset Growth Strategy Fund 76,993 8,394 9,430 76 14,492 90,525 385 —
U.S. Cash Management Fund 20,867 183,587 204,454 — — — 13 —
$ 769,044 $ 720,950 $ 739,351 $ 35,068 $ 134,139 $ 919,850 $ 22,527 $ 51,202
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 772,632,091 $ 147,218,217 $ — $ 147,218,217 $ 14,673,192 $ 110,178,191
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Distributions in
Excess
$ 9,921,606 $ 525,225 $ — $ 19,878,098 $ 48,364,627 $ 304,230

Russell Investment Company
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 75
At October 31, 2021, the Statement of Assets and Liabilities has been adjusted by the following amounts (in thousands):
Total distributable earnings (losses)
$ 4
Additional paid-in capital
(4)
Federal Income Taxes, continued

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis — October 31, 2021 (Unaudited)
76 Equity Growth Strategy Fund
Equity Growth Strategy Fund
-
Class A
‡
Total
Return
1 Year 31 .21%
5 Years 8 .50%§
10 Years 7 .76%§
Equity Growth Strategy Fund
-
Class C
Total
Return
1 Year 38 .02%
5 Years 8 .98%§
10 Years 7 .58%§
Equity Growth Strategy Fund
-
Class R1
Total
Return
1 Year 39 .55%
5 Years 10 .14%§
10 Years 8 .77%§
Equity Growth Strategy Fund
-
Class R4
‡‡
Total
Return
1 Year 39 .19%
5 Years 9 .87%§
10 Years 8 .50%§
Equity Growth Strategy Fund
-
Class R5
‡‡‡
Total
Return
1 Year 38 .94%
5 Years 9 .60%§
10 Years 8 .24%§
Equity Growth Strategy Fund
-
Class S
Total
Return
1 Year 39 .45%
5 Years 10 .05%§
10 Years 8 .65%§
Russell 1000
®
Index**
Total
Return
1 Year 43 .51%
5 Years 19 .16%§
10 Years 16 .30%§
MSCI World ex USA Index (Net)***
Total
Return
1 Year 35 .59%
5 Years 9 .95%§
10 Years 7 .19%§

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Equity Growth Strategy Fund 77
The Equity Growth Strategy Fund (the “Fund”) is a fund of funds that invests in other Russell Investment Company mutual funds
(the “Underlying Funds”). Certain Underlying Funds employ a
multi-manager approach whereby portions of the Underlying
Funds are allocated to different money manager strategies.
Underlying Fund assets not allocated to money managers are
managed by Russell Investment Management, LLC (“RIM”), the
Fund’s and Underlying Funds’ advisor. RIM, as the Underlying
Funds’ advisor, may change the allocation of the Underlying
Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission permits
RIM to engage or terminate a money manager in an Underlying
Fund at any time, subject to approval by the Underlying Fund’s
Board, without a shareholder vote. Pursuant to the terms of the exemptive order, an Underlying Fund is required to notify its shareholders within 90 days of when a money manager begins
providing services.
What is the Fund’s investment objective?
The Fund seeks to provide high long term capital appreciation.
How did the Fund perform relative to its benchmark for the
fiscal year ended October 31, 2021?
For the fiscal year ended October 31, 2021 (the “fiscal year”), the
Fund’s Class A, Class C, Class R1, Class R4, Class R5 and Class
S Shares returned 39.19%, 38.02%, 39.55%, 39.19%, 38.94%
and 39.45%, respectively. This is compared to the Fund’s primary benchmark, the Russell 1000
®
Index, which gained 43.51%
during the same fiscal year. The Fund’s performance includes operating expenses, whereas index returns are unmanaged and
do not include expenses of any kind.
For the fiscal year, the Morningstar
®
Allocation-70% to 85%
Equity Category, a group of funds that Morningstar, Inc. considers to have investment strategies similar to those of the Fund, gained
31.44%. This result serves as a peer comparison and is expressed net of operating expenses.
How did market conditions affect the Fund’s performance?
For the fiscal year, equity returns were positive, as a strong appetite for risk was fueled by post-pandemic economic reopening,
stimulative fiscal and monetary policies, and positive vaccination progress related to COVID-19. Equities were the highest returning asset class outside of commodities, with European, U.K., and
Canadian equities outperforming while emerging market and
Japanese equities lagged broad global equities. Within the U.S.
the Russell 3000
®
Index returned nearly 42%, with value stocks
outperforming their growth counterparts. Additionally, small-cap equities outperformed large-cap stocks, as the most economically sensitive stocks outperformed, consistent with strong economic growth.
With respect to fixed income for the fiscal year, the strong appetite for risk in the market was demonstrated by the outperformance of credit relative to the Bloomberg U.S. Aggregate Bond Index, while interest rates rose, and the yield curve flattened. High yield credits and loans were outperformers, with investment grade
credits following behind, while asset-backed and mortgage-
backed securities relatively underperforming for the fiscal year.
As global interest rates rose, U.S. Treasuries declined in price, consistent with the higher economic growth and higher inflation dynamic seen throughout the year. Commodities were the highest returning asset class, consistent with reflationary themes, with the price per barrel of oil increasing, and sub-asset classes such as infrastructure and listed real estate following suit.
How did the investment strategies and techniques employed
by the Fund and the Underlying Funds affect the Fund’s
performance?
The Fund is a fund of funds and its performance is based on RIM’s strategic asset allocations, the performance of the Underlying
Funds in which the Fund invests, and tactical changes in the
Fund’s asset allocation throughout the year. In order to seek to achieve the Fund’s objective during the fiscal year, RIM’s strategic asset allocation included investments in global equity, fixed income, multi-asset and alternative Underlying Funds.
Overall, the Fund’s asset allocation was a detractor to performance relative to the Fund’s benchmark during the fiscal year. Allocations away from equities was a detractor, as equities led other asset classes over the year. Additionally, within equities regional preferences for non-U.S. equities was a detractor, as large cap domestic equities such as the Russell 1000
®
Index outperformed
non-U.S. regions. However, preferences for small-cap equities, as well as style biases which include a preference for value-oriented stocks was additive to performance during the fiscal year, as more cyclical areas of the markets outperformed. However, portfolio hedges which include duration positioning were a headwind
compared to the 100% equity benchmark, as the strong risk-on tone of the market limited the effectiveness of hedges.
The fixed income portion of the Fund’s portfolio underperformed the Fund’s benchmark. The fixed income portion of the Fund’s portfolio outperformed the Bloomberg U.S. Aggregate Bond
Index, but an allocation to the Unconstrained Total Return Fund detracted as markets continued to favor risky assets such as equities, rather than safer assets such as bonds.
The broader equity markets delivered positive absolute and
relative performance over the fiscal year. In addition, the equity
Underlying Funds generally outperformed their respective equity benchmarks. The U.S. Small Cap Equity Fund outperformed its
benchmark over the fiscal year. Underlying preferences for more cyclical areas of the markets that experienced robust earnings

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
78 Equity Growth Strategy Fund
growth and other economic-reopening tailwinds were rewarded, as the most cyclical areas of the markets outperformed over the trailing year. However, the Emerging Markets Fund and the Global
Equity Fund underperformed when compared to their respective benchmarks, as large cap domestic equities outperformed non-
U.S. developed and emerging market regions.
With respect to the alternative assets portion of the Fund’s portfolio, the Global Real Estate Securities Fund underperformed the Fund’s benchmark due to the significant strength of equities outperforming listed real estate assets.
The multi-asset portion of the Fund’s portfolio underperformed the Fund’s benchmark. The Multi-Asset Growth Strategy Fund
detracted when compared to the Fund’s benchmark, as diversifying positions in other asset classes detracted when compared to strong equity returns.
Through part of the fiscal year, RIM had the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset and alternative category level based on RIM’s capital markets research.
In addition to investing in the Underlying Funds, RIM sought to actively manage the Fund’s overall exposures by investing in derivatives. Through part of the fiscal year, RIM used equity and fixed-income derivatives to help maintain tactical asset allocation preferences, in addition to implementing risk-mitigation
strategies. RIM used derivative contracts, such as equity index futures, as well as treasury futures to help implement tactical asset allocations. In addition, standardized call and put options were used to limit risk, including through the purchase and
sale of contracts to limit downside risk, generate income, and implement tactical spread views dependent on the current and expected future states of volatility. The use of derivatives was additive to Fund performance over the fiscal year, with exposure to equity markets via the use of optionality proving beneficial as equity markets appreciated over the year. Additionally, the use of futures contracts to achieve preferred duration positioning was beneficial, with duration positioning serving as a balance to total portfolio risk levels helping to partially mitigate risk from the equity positioning.
Describe any changes to the Fund’s structure or allocation
to the Underlying Funds.
During the fiscal year, RIM made strategic asset allocation
changes which resulted in an increase to growth-oriented asset exposures and a reduction in allocation to multi-asset funds.
Specifically, RIM modified the Fund’s strategic asset allocation to 85% to equity, 10% to multi-asset asset and 5% to alterative asset classes. As a result of the strategic asset allocation changes,
RIM removed allocations to the U.S. Dynamic Equity Fund and
Unconstrained Total Return Fund.
Additionally, all Fund assets are now invested only in the
Underlying Funds. As a result, the Fund no longer invests in derivative instruments or holds cash other than indirectly through the Underlying Funds. RIM also no longer has the discretion to vary the Fund’s actual allocation from the target strategic asset allocation by up to +/- 5%.
The views expressed in this report reflect those of the
portfolio managers only through the end of the fiscal year
covered by the report. These views do not necessarily
represent the views of RIM, or any other person in RIM or
any other affiliated organization. These views are subject to change at any time based upon market conditions or other
events, and RIM disclaims any responsibility to update the
views contained herein. These views should not be relied on
as investment advice and, because investment decisions for
a Russell Investment Company (“RIC”) Fund are based on
numerous factors, should not be relied on as an indication
of investment decisions of any RIC Fund.

Russell Investment Company
Equity Growth Strategy Fund
Portfolio Management Discussion and Analysis, continued — October 31, 2021
(Unaudited)
Equity Growth Strategy Fund 79
* Assumes initial investment on November 1, 2011.
** Russell 1000
®
Index includes the 1,000 largest companies in the Russell 3000
®
Index. The Russell 1000
®
Index represents the universe of stocks from which
most active money managers typically select. The Russell 1000
®
Index return reflects adjustments from income dividends and capital gain distributions reinvested as of the ex-dividend dates.
*** The MSCI World ex USA Index (Net) is a free float‐adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The index consists of 22 developed market country indexes.
‡ The performance shown has been adjusted to reflect the deduction of the maximum Class A sales charge of 5.75%.
‡‡ The Fund’s performance inception date for Class R4 Shares was October 1, 2014. The returns shown for Class R4 Shares prior to that date are the returns of the
Fund’s Class R2 Shares, which have the same expenses as Class R4 Shares. Class R2 Shares are no longer offered and were reclassified as Class R4 on October
1, 2014.
‡‡‡ The Fund’s performance inception date for Class R5 Shares was October 1, 2014. The returns shown for Class R5 Shares prior to that date are the returns of the
Fund’s Class R3 Shares, which have the same expenses as Class R5 Shares. Class R3 Shares are no longer offered and were reclassified as Class R5 on October
1, 2014.
§ Annualized.
Performance is historical and assumes reinvestment of all dividends and capital gains.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased.  Past performance is not indicative of future results.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Additionally, the returns presented herein may differ from the performance reported in the Financial Highlights as the returns herein are calculated in a manner consistent with standardized performance in accordance with
Securities and Exchange Commission rules, while the performance in the Financial Highlights has been calculated in accordance with U.S. Generally Accepted
Accounting Pr inciple s (“U.S. GAAP”).

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example — October 31, 2021 (Unaudited)
80 Equity Growth Strategy Fund
Fund Expenses
The following disclosure provides important information
regarding the Fund’s Shareholder Expense Example
(“Example”).
Example
As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs,
including advisory and administrative fees; distribution (12b-1)
and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars)
of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this
Fund is from May 1, 2021 to October 31, 2021 .
Actual Expenses
The information in the table under the heading “Actual
Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant
to highlight your ongoing costs only and do not reflect any
transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Class A
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,056.40 $ 1,022.33
Expenses Paid During Period* $ 2.95 $ 2.91
* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class C
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,051.80 $ 1,018.55
Expenses Paid During Period* $ 6.83 $ 6.72
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R1
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,058.00 $ 1,024.00
Expenses Paid During Period* $ 1.24 $ 1.22
* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Shareholder Expense Example, continued — October 31, 2021 (Unaudited)
Equity Growth Strategy Fund 81
Class R4
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,056.70 $ 1,022.74
Expenses Paid During Period* $ 2.54 $ 2.50
* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class R5
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,055.80 $ 1,021.48
Expenses Paid During Period* $ 3.83 $ 3.77
* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.
Class S
Actual
Performance
Hypothetical
Performance (5%
return before
expenses)
Beginning Account Value
May 1, 2021 $ 1,000.00 $ 1,000.00
Ending Account Value
October 31, 2021 $ 1,057.20 $ 1,023.59
Expenses Paid During Period* $ 1.66 $ 1.63
* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
82 Equity Growth Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.0%
Global Real Estate Securities Fund Class Y 512,332 19,612
Domestic Equities - 27.8%
Multifactor U.S. Equity Fund Class Y 4,990,427 89,079
U.S. Small Cap Equity Fund Class Y 496,871 19,567
108,646
International Equities - 57.5%
Emerging Markets Fund Class Y 427,691 9,426
Global Equity Fund Class Y 19,290,292 188,466
Multifactor International Equity Fund Class Y 2,446,273 27,154
225,046
Multi-Asset - 9.8%
Multi-Asset Growth Strategy Fund Class Y 3,363,532 38,210
Total Investments in Affiliated Funds
(cost $337,129) 391,514
Total Investments - 100.1%
(identified cost $337,129 ) 391,514
Other Assets and Liabilities, Net - (0.1)%
(289)
Net Assets - 100.0%
391,225

Russell Investment Company
Equity Growth Strategy Fund
Fair Value of Derivative Instruments — October 31, 2021
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 83
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Investments* $ 6,523 $ — $ — $ —
Futures contracts (1,503) — — (878)
Options written 391 — — —
Credit default swap contracts — (1,043) — —
Foreign currency exchange contracts — — (2,670) —
Total
$ 5,411 $ (1,043) $ (2,670) $ (878)
Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments** $ 2,703 $ — $ — $ —
Futures contracts 3,144 — — 38
Credit default swap contracts — 28 — —
Foreign currency exchange contracts — — (67) —
Total
$ 5,847 $ 28 $ (67) $ 38
* Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
** Includes net change in unrealized appreciation (depreciation) on purchased options as reported in the Statement of Operations.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
84 Equity Growth Strategy Fund
Statement of Assets and Liabilities — October 31, 2021
Amounts in thousands
Assets
Investments, at identified cost ........................................................................................................................................................
$ 337,129
Investments, at fair value(>) ...........................................................................................................................................................
391,514
Receivables:
Investments sold ................................................................................................................................................................ 61
Fund shares sold ................................................................................................................................................................ 83
Total assets .................................................................................................................................................
391,658
Liabilities
Payables:
Fund shares redeemed ....................................................................................................................................................... 120
Accrued fees to affiliates .................................................................................................................................................... 241
Other accrued expenses ..................................................................................................................................................... 72
Total liabilities .............................................................................................................................................
433
Net Assets ............................................................................................................................................................
$ 391,225

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 85
Statement of Assets and Liabilities, continued — October 31, 2021
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) ...............................................................................................................................................
$ 72,329
Shares of beneficial interest ...........................................................................................................................................................
258
Additional paid-in capital ..............................................................................................................................................................
318,638
Net Assets ............................................................................................................................................................
$ 391,225
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: Class A(#) ............................................................................................................................................. $ 15.88
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A ......................................................... $ 16.85
Class A — Net assets ............................................................................................................................................................. $ 161,571,555
Class A — Shares outstanding ($.01 par value) ..................................................................................................................... 10,176,836
Net asset value per share: Class C(#) ............................................................................................................................................. $ 13.81
Class C — Net assets ............................................................................................................................................................. $ 125,995,324
Class C — Shares outstanding ($.01 par value) ..................................................................................................................... 9,120,632
Net asset value per share: Class R1(#) ........................................................................................................................................... $ 16.08
Class R1 — Net assets ........................................................................................................................................................... $ 3,145,269
Class R1 — Shares outstanding ($.01 par value) ................................................................................................................... 195,616
Net asset value per share: Class R4(#) ........................................................................................................................................... $ 15.55
Class R4 — Net assets ........................................................................................................................................................... $ 14,543,982
Class R4 — Shares outstanding ($.01 par value) ................................................................................................................... 935,200
Net asset value per share: Class R5(#) ........................................................................................................................................... $ 15.26
Class R5 — Net assets ........................................................................................................................................................... $ 7,712,831
Class R5 — Shares outstanding ($.01 par value) ................................................................................................................... 505,487
Net asset value per share: Class S(#) .............................................................................................................................................. $ 16.02
Class S — Net assets ............................................................................................................................................................. $ 78,256,087
Class S — Shares outstanding ($.01 par value) ...................................................................................................................... 4,883,586
Amounts in thousands
(>)     Investments in affiliated funds $ 391,514
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
86 Equity Growth Strategy Fund
Statement of Operations — For the Period Ended October 31, 2021
Amounts in thousands
Investment Income
Income distributions from affiliated funds ..................................................................................................................................... $ 8,139
Expenses
Advisory fees .................................................................................................................................................................... 768
Administrative fees ........................................................................................................................................................... 163
Custodian fees ................................................................................................................................................................... 54
Distribution fees - Class A ................................................................................................................................................ 387
Distribution fees - Class C ................................................................................................................................................ 93 5
Distribution fees - Class R5 .............................................................................................................................................. 19
Transfer agent fees - Class A ............................................................................................................................................ 310
Transfer agent fees - Class C ............................................................................................................................................. 249
Transfer agent fees - Class R1 .......................................................................................................................................... 9
Transfer agent fees - Class R4 .......................................................................................................................................... 28
Transfer agent fees - Class R5 .......................................................................................................................................... 1 6
Transfer agent fees - Class S ............................................................................................................................................. 156
Professional fees ............................................................................................................................................................... 51
Registration fees ............................................................................................................................................................... 90
Shareholder servicing fees - Class C ................................................................................................................................. 31 2
Shareholder servicing fees - Class R4 ............................................................................................................................... 35
Shareholder servicing fees - Class R5 ............................................................................................................................... 19
Trustees’ fees .................................................................................................................................................................... 15
Printing fees ...................................................................................................................................................................... 40
Proxy fees ......................................................................................................................................................................... 18
Miscellaneous ................................................................................................................................................................... 1 5
Expenses before reductions .............................................................................................................................................. 3,68 9
Expense reductions ........................................................................................................................................................... (76 5 )
Net expenses .................................................................................................................................................................................
2,924
Net investment income (loss) ........................................................................................................................................................
5,215
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 6,523
Investments in affiliated funds .......................................................................................................................................... 11,231
Futures contracts .............................................................................................................................................................. (2,381)
Options written ................................................................................................................................................................. 391
Foreign currency exchange contracts ................................................................................................................................ (2,670)
Credit default swap contracts ............................................................................................................................................ (1,043)
Foreign currency-related transactions ............................................................................................................................... (53)
Capital gain distributions from affiliated funds ................................................................................................................. 26,142
Net realized gain (loss) ..................................................................................................................................................................
38,140
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 2,703
Investments in affiliated funds .......................................................................................................................................... 72,740
Futures contracts .............................................................................................................................................................. 3,18 2
Foreign currency exchange contracts ................................................................................................................................ (67)
Credit default swap contracts ............................................................................................................................................ 28
Foreign currency-related transactions ............................................................................................................................... 131
Net change in unrealized appreciation (depreciation) ................................................................................................................... 78,717
Net realized and unrealized gain (loss) ......................................................................................................................................... 116,857
Net Increase (Decrease) in Net Assets from Operations ..........................................................................................
$ 122,072

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 87
Statements of Changes in Net Assets
For the Periods Ended October 31,
Amounts in thousands
2021 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) ............................................................................................................ $ 5,215 $ 10,219
Net realized gain (loss) ...................................................................................................................... 38,140 (23,292)
Net change in unrealized appreciation (depreciation) ....................................................................... 78,717 (30,718)
Net increase (decrease) in net assets from operations ............................................................................. 122,072 (43,791)
Distributions
To shareholders
Class A .......................................................................................................................................... (1,493) (7,132)
Class C .......................................................................................................................................... (784) (6,341)
Class E(1) ...................................................................................................................................... — (62)
Class R1 ........................................................................................................................................ (52) (271)
Class R4 ........................................................................................................................................ (1 50 ) (748)
Class R5 ........................................................................................................................................ (66) (363)
Class S ........................................................................................................................................... (882) (5,648)
Net decrease in net assets from distributions .......................................................................................... (3,427) (20,565)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................. (63,142) (96,131)
Total Net Increase (Decrease) in Net Assets ..........................................................................
55,503 (160,487)
Net Assets
Beginning of period .................................................................................................................................
335,722 496,209
End of period ..........................................................................................................................................
$ 3 91 , 225 $ 335,722

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
88 Equity Growth Strategy Fund
(1)      For the period November 1, 2019 to July 9, 2020 (final redemption).
Statements of Changes in Net Assets, continued
* Share transaction amounts (in thousands) for the periods ended October 31, 2021 and October 31, 2020 were as follows:
2021 2020
Shares Dollars Shares Dollars
Class A
Proceeds from shares sold 579 $ 8,383 739 $ 8,584
Proceeds from reinvestment of distributions 103 1,483 587 7,102
Payments for shares redeemed (1,973) (27,943) (2,655) (31,444)
Net increase (decrease)
(1,291) (18,077) (1,329) (15,758)
Class C
Proceeds from shares sold 352 4,502 537 5,381
Proceeds from reinvestment of distributions 63 781 591 6,306
Payments for shares redeemed (2,030) (25,469) (3,599) (37,379)
Net increase (decrease)
(1,615) (20,186) (2,471) (25,692)
Class E(1)
Proceeds from shares sold — — 6 67
Proceeds from reinvestment of distributions — — 5 58
Payments for shares redeemed — — (136) (1,519)
Net increase (decrease)
— — (125) (1,394)
Class R1
Proceeds from shares sold 26 38 8 52 599
Proceeds from reinvestment of distributions 4 5 2 23 271
Payments for shares redeemed (264) (3,934) (83) (996)
Net increase (decrease)
(234) (3,494) (8) (126)
Class R4
Proceeds from shares sold 110 1,596 119 1,382
Proceeds from reinvestment of distributions 11 149 63 748
Payments for shares redeemed (303) (4,215) (501) (6,027)
Net increase (decrease)
(182) (2,470) (319) (3,897)
Class R5
Proceeds from shares sold 96 1,347 87 985
Proceeds from reinvestment of distributions 5 66 31 363
Payments for shares redeemed (191) (2,651) (189) (2,161)
Net increase (decrease)
(90) (1,238) (71) (813)
Class S
Proceeds from shares sold 394 5,761 1,487 17,523
Proceeds from reinvestment of distributions 60 876 452 5,598
Payments for shares redeemed (1,701) (24,314) (6,386) (71,572)
Net increase (decrease)
(1,247) (17,677) (4,447) (48,451)
Total increase (decrease)
(4,659) $ ( 63 ,1 42 ) (8,770) $ (96,131)

Russell Investment Company
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
90 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(a)(b)(d)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Distributions
in Excess
Class A
October 31, 2021 11.52 .27 4.23 4.50 (.14) — —
October 31, 2020 13.16 .32 (1.39) (1.07) (.30) (.27) —
October 31, 2019 12.71 .39 .57 .96 (.51) — —
October 31, 2018 13.45 .48 (.88) (.40) (.34) — —
October 31, 2017 11.48 .14 2.03 2.17 (.15) — (.05)
Class C
October 31, 2021 10.07 .02 3.80 3.82 (.08) — —
October 31, 2020 11.59 .16 (1.17) (1.01) (.24) (.27) —
October 31, 2019 11.31 .21 .56 .77 (.49) — —
October 31, 2018 12.05 .30 (.74) (.44) (.30) — —
October 31, 2017 10.34 .02 1.85 1.87 (.12) — (.04)
Class R1
October 31, 2021 11.66 .38 4.21 4.59 (.17) — —
October 31, 2020 13.31 .35 (1.38) (1.03) (.35) (.27) —
October 31, 2019 12.82 .47 .54 1.01 (.52) — —
October 31, 2018 13.55 .60 (.97) (.37) (.36) — —
October 31, 2017 11.54 .25 1.98 2.23 (.17) — (.05)
Class R4
October 31, 2021 11.29 .26 4.15 4.41 (.15) — —
October 31, 2020 12.91 .32 (1.36) (1.04) (.31) (.27) —
October 31, 2019 12.46 .38 .59 .97 (.52) — —
October 31, 2018 13.19 .51 (.90) (.39) (.34) — —
October 31, 2017 11.26 .15 1.98 2.13 (.15) (.05) —
Class R5
October 31, 2021 11.08 .19 4.11 4.30 (.12) — —
October 31, 2020 12.68 .26 (1.30) (1.04) (.29) (.27) —
October 31, 2019 12.28 .36 .55 .91 (.51) — —
October 31, 2018 13.02 .44 (.85) (.41) (.33) — —
October 31, 2017 11.13 .12 1.96 2.08 (.14) — (.05)
Class S
October 31, 2021 11.62 .32 4.25 4.57 (.17) — —
October 31, 2020 13.27 .43 (1.48) (1.05) (.33) (.27) —
October 31, 2019 12.79 .43 .57 1.00 (.52) — —
October 31, 2018 13.52 .53 (.90) (.37) (.36) — —
October 31, 2017 11.52 .17 2.04 2.21 (.16) — (.05)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 91
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(c)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(f)
%
Ratio of Expenses
to Average
Net Assets,
Net
(d)(f)
%
Ratio of Net
Investment Income
to Average
Net Assets
(b)(d)
%
Portfolio
Turnover Rate
(.14) 15.88 39.19 161,572 .77 .57 1.85 66
(.57) 11.52 (8.24) 132,157 .78 .57 2.68 42
(.51) 13.16 8.25 168,429 .76 .56 3.10 15
(.34) 12.71 (3.09) 174,672 .75 .57 3.59 15
(.20) 13.45 19.08 200,753 .75 .57 1.13 26
(.08) 13.81 38.02 125,995 1.52 1.32 .14 66
(.51) 10.07 (8.93) 108,096 1.53 1.32 1.54 42
(.49) 11.59 7.52 153,025 1.51 1.31 1.85 15
(.30) 11.31 (3.81) 179,915 1.50 1.32 2.51 15
(.16) 12.05 18.24 228,121 1.50 1.32 .22 26
(.17) 16.08 39.55 3,145 .52 .24 2.56 66
(.62) 11.66 (7.90) 5,005 .53 .24 2.93 42
(.52) 13.31 8.60 5,828 .51 .24 3.74 15
(.36) 12.82 (2.83) 9,327 .50 .24 4.39 15
(.22) 13.55 19.52 11,849 .50 .24 1.99 26
(.15) 15.55 39.19 14,544 .77 .49 1.82 66
(.58) 11.29 (8.16) 12,609 .78 .49 2.75 42
(.52) 12.91 8.45 18,531 .76 .49 3.12 15
(.34) 12.46 (3.00) 19,874 .75 .49 3.87 15
(.20) 13.19 19.14 26,185 .75 .49 1.26 26
(.12) 15.26 38.94 7,713 1.02 .74 1.37 66
(.56) 11.08 (8.38) 6,605 1.03 .74 2.39 42
(.51) 12.68 8.08 8,455 1.01 .74 2.95 15
(.33) 12.28 (3.27) 10,169 1.00 .74 3.39 15
(.19) 13.02 18.86 13,606 1.00 .74 .98 26
(.17) 16.02 39.45 78,256 .52 .32 2.17 66
(.60) 11.62 (8.03) 71,250 .52 .32 3.52 42
(.52) 13.27 8.52 140,333 .51 .31 3.37 15
(.36) 12.79 (2.87) 139,138 .50 .32 3.91 15
(.21) 13.52 19.41 157,792 .50 .32 1.33 26

Russell Investment Company
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
92 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses
Accrued fees payable to affiliates for the period ended October 31, 2021 were as follows:
Transactions (amounts in thousands) during the period ended October 31, 2021 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes
At October 31, 2021 , the cost of investments, net unrealized appreciation (depreciation), and components of distributable earnings for income tax purposes were as follows:
For the fiscal years ended October 31, 2021 and October 31, 2020, respectively, the Fund made the following tax basis distributions:
Net investment income and net realized gains (losses) in the financial statements may differ from taxable net investment income and net realized gains (losses). Capital accounts within the financial statements are adjusted for permanent differences between book and tax accounting.  These differences may be due to foreign currency gains or losses, reclassifications of dividends and /or differences in treatment of income from swaps.  These adjustments have no impact on the net assets. At October 31, 2021 , there were no adjustments to the Statements of Assets and Liabilities.
Advisory fees $ 17,296
Administration fees 13,908
Distribution fees 114,376
Shareholder servicing fees 31,028
Transfer agent fees 63,750
Trustee fees 873
$ 241,231
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 9,522 $ 10,097 $ 4,200 $ (87) $ 4,280 $ 19,612 $ 242 $ —
Multifactor U.S. Equity Fund 44,893 42,444 17,448 481 18,709 89,079 808 941
U.S. Dynamic Equity Fund 25,618 12,087 33,450 (6,302) 2,047 — 2,979 9,100
U.S. Small Cap Equity Fund 43,369 3,205 48,768 10,627 11,134 19,567 321 —
Unconstrained Total Return Fund 26,054 493 26,958 (771) 1,182 — 430 —
Emerging Markets Fund 32,317 1,753 31,945 5,353 1,948 9,426 274 —
Global Equity Fund 67,289 142,412 36,150 (2,743) 17,658 188,466 1,662 16,101
Multifactor International Equity Fund 56,924 4,918 52,327 4,635 13,004 27,154 1,356 —
Multi-Asset Growth Strategy Fund 12,876 28,217 5,699 38 2,778 38,210 63 —
U.S. Cash Management Fund 7,406 64,562 71,968 — — — 4 —
$ 326,268 $ 310,188 $ 328,913 $ 11,231 $ 72,740 $ 391,514 $ 8,139 $ 26,142
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Undistributed
Ordinary Income
Undistributed
Long-Term Capital
Gains (Capital Loss
Carryforward)
$ 340,465,007 $ 51,048,768 $ — $ 51,048,768 $ 170,556 $ 21,109,458
October 31, 2021 October 31, 2020
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
Ordinary Income
Distributions
Long-Term Capital
Gain Distributions
Return of
Capital
$ 3,426,575 $ — $ — $ 10,433,864 $ 10,130,866 $ —

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Highlights — October 31, 2021
Notes to Financial Highlights 93
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC
(“RIFUS”).
(e) Less than $.01 per share.
(f) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements — October 31, 2021
94 Notes to Financial Statements
1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 31 different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the “Funds”).
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Fourth
Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements) refers to the fiscal year ended October 31, 2021.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIC funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the
Underlying Funds, which can be obtained at russellinvestments.com. Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. For a portion of the period, in addition to investing in the Underlying
Funds, Russell Investment Management, LLC (“RIM”), the Funds' investment adviser, directly managed Fund assets and utilized quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics. During the period, RIM ceased directly managing Fund assets and as a result, the Funds no longer directly invest in derivative instruments or hold cash.
The following table shows each Fund's approximate expected target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes effective on April 16, 2021. As of October 31, 2021, the equity Underlying Funds in which the Funds may invest include the Sustainable Equity, U.S. Small Cap Equity, Global Equity, Emerging Markets, Multifactor U.S. Equity,
and Multifactor International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the
Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond, Short Duration Bond and Multifactor
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the Multi-Strategy Income and Multi-Asset
Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the Global Infrastructure and
Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-
asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given period or such changes may be made one or more times in a period.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Asset Allocation*
Conservative
Strategy Fund
Moderate
Strategy Fund
Balanced
Strategy Fund
Growth
Strategy Fund
Equity Growth
Strategy Fund
Equity 17% 38% 58% 74% 85%
Fixed Income 66% 49% 30% 11% —%
Multi-Asset 15% 10% 8% 10% 10%
Alternative# 2% 3% 4% 5% 5%

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Notes to Financial Statements 95
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
(“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market)
will be valued based upon the NAV of such investments.
For the period ended October 31, 2021, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

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96 Notes to Financial Statements
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
For each period, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of October 31, 2021, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the periods ended October 31, 2018 through October 31, 2020, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class C1, Class M,
Class P, Class R1, Class R4, Class R5, Class S and Class T. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, transfer agent fees, distribution fees and shareholder servicing fees.
Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

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Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 97
Derivatives
Until September 16, 2021, the Funds were able to invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitated the Funds’ investment strategies.
The Funds typically used derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Funds were able to enter into foreign currency exchange contracts for trade settlement purposes. The Funds were able to pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This was intended to cause the Funds to perform as though cash were actually invested in the global equity market.
Hedging was able to be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement previously could be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds were able to more effectively achieve the desired portfolio characteristics that assisted them in meeting their investment objectives. Depending on how the derivatives were structured and utilized, the risks associated with them varied widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Operations, for the period ended October
31, 2021, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
Foreign Currency Exchange Contracts
Until September 16, 2021, the Funds were able to enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). The Funds were able to enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks were associated with entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and were generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended October 31, 2021, the following Funds entered into FX contracts primarily for the strategies listed below:
The Funds’ FX contract notional dollar values outstanding fluctuate throughout the period as required to meet strategic objectives.
The following tables illustrate the quarterly volume of FX contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in United States dollars (“USD”).
Funds Strategies
Conservative Strategy Fund Return enhancement and hedging
Moderate Strategy Fund Return enhancement and hedging
Balanced Strategy Fund Return enhancement and hedging
Growth Strategy Fund Return enhancement and hedging
Equity Growth Strategy Fund Return enhancement and hedging

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Notes to Financial Statements, continued — October 31, 2021
98 Notes to Financial Statements
Options
Until September 16, 2021, the Funds were able to purchase and sell (write) call and put options on securities and securities indices.
Such options are traded on a national securities exchange or in an OTC market. The Funds were also able to purchase and sell
(write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involved, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Until September 16, 2021, the Funds were able to enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended October 31, 2021, the following Funds purchased or sold options primarily for the strategies listed below:
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
Conservative Strategy Fund $ 6,045,412 $ 12,199,575 $ — $ —
Moderate Strategy Fund 21,166,930 — — —
Balanced Strategy Fund 196,784,312 58,959,624 — —
Growth Strategy Fund 152,530,536 40,765,674 — —
Equity Growth Strategy Fund 118,863,787 93,769,474 — —
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
Conservative Strategy Fund $ 6,005,572 $ 12,230,910 $ — $ —
Moderate Strategy Fund 21,173,096 — — —
Balanced Strategy Fund 196,780,387 59,155,144 — —
Growth Strategy Fund 152,531,895 40,893,981 — —
Equity Growth Strategy Fund 119,249,845 93,819,912 — —

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Notes to Financial Statements 99
The Funds’ options contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
Futures Contracts
Until September 16, 2021, the Funds were able to invest in futures contracts (i.e., interest rate, foreign currency, and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds were required to deposit with a broker an amount, termed the initial margin, which typically represents
5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended October 31, 2021, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds' futures contracts notional amounts fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Swap Agreements
Until September 16, 2021, the Funds were able to enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and would usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Funds Strategies
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Options Contracts Outstanding
Funds January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
Moderate Strategy Fund $ 95,196,116 $ 29,698,089 $ — $ —
Balanced Strategy Fund 446,372,940 123,211,714 — —
Growth Strategy Fund 251,757,897 — — —
Equity Growth Strategy Fund 111,242,666 — — —
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Notional of Futures Contracts Outstanding
Funds January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
Conservative Strategy Fund $ 33,008,228 $ 4,790,516 $ — $ —
Moderate Strategy Fund 53,117,701 5,461,188 — —
Balanced Strategy Fund 317,880,892 16,670,994 — —
Growth Strategy Fund 253,722,098 27,880,800 — —
Equity Growth Strategy Fund 91,372,341 11,784,668 — —

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Notes to Financial Statements, continued — October 31, 2021
100 Notes to Financial Statements
The Funds were able to enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expected to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipated purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis". The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
Until September 16, 2021, the Funds were able to enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset.
Funds have acted as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there was risk that one party may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, one party may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allowed the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Funds were also able to purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds were able to use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

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Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 101
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Funds were able to use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2021, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds did not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund generally incurred a greater degree of risk when it sold a credit default swap than when it purchased a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds only entered into swap agreements with counterparties that met certain standards of creditworthiness. The Funds were generally able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds had limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset had declined.
For the period ended October 31, 2021, the following Funds entered into credit default swaps primarily for the strategies listed below:

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2021
102 Notes to Financial Statements
The Funds' credit default swap contract notional amounts outstanding fluctuate throughout the period as required to meet strategic objectives. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Until September 16, 2021, the Funds were able to enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended October 31, 2021, the Funds did not enter into any total return swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Funds Strategies
Conservative Strategy Fund Return enhancement, hedging, and exposing cash markets
Moderate Strategy Fund Return enhancement, hedging, and exposing cash markets
Balanced Strategy Fund Return enhancement, hedging, and exposing cash markets
Growth Strategy Fund Return enhancement, hedging, and exposing cash markets
Equity Growth Strategy Fund Return enhancement, hedging, and exposing cash markets
Credit Default Swap Notional Amounts
Outstanding
Quarter Ended January 31, 2021 April 30, 2021 July 31, 2021 October 31, 2021
Conservative Strategy Fund $ 20,000,000 $ 23,500,000 $ — $ —
Moderate Strategy Fund 30,000,000 14,700,000 — —
Balanced Strategy Fund 74,000,000 43,900,000 — —
Growth Strategy Fund 46,300,000 35,900,000 — —
Equity Growth Strategy Fund 12,000,000 12,000,000 — —

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 103
LIBOR
The Underlying Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s
Financial Conduct Authority (“FCA”), which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of
2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023.There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the Underlying Funds or on certain instruments in which an Underlying Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Underlying Funds' investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by an Underlying Fund, including those described in this paragraph, or a reduction in the effectiveness of related Underlying Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to an Underlying Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds' financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds' exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, as occurred in early 2020, outbreaks of infectious illness, public health emergencies and other similar issues
(“public health events”) may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event. Public health events have also adversely affected the global economy, global supply chains and the securities in which the Underlying Fund’s invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2021
104 Notes to Financial Statements
have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Securities
During the period ended October 31, 2021, purchases and sales of investment securities (excluding short-term investments and options) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the
Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of
RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
Prior to September 16, 2021, the Funds were permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
The Funds pay an advisory fee of 0.20% and administrative fee of up to 0.0425% based upon the average daily net assets of the
Funds paid monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended October
31, 2021:
Waivers and Reimbursements
RIM has agreed to certain waivers of its advisory fees as follows:
For the Conservative Strategy Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
Purchases Sales
Conservative Strategy Fund $ 78,789,547 $ 96,444,974
Moderate Strategy Fund 124,349,288 153,027,530
Balanced Strategy Fund 617,724,727 656,516,634
Growth Strategy Fund 537,363,017 534,896,700
Equity Growth Strategy Fund 245,626,335 256,945,323
Advisory Administrative
Conservative Strategy Fund
$ 314,972 $ 66,931
Moderate Strategy Fund
490,284 104,186
Balanced Strategy Fund
2,177,135 462,641
Growth Strategy Fund
1,816,923 386,096
Equity Growth Strategy Fund
768,218 163,247

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 105
For the Moderate Strategy Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its
0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its 0.20%
advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.099% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until February 28, 2022, to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.11% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, infrequent and/or unusual expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended October 31, 2021 were as follows:
RIFUS has contractually agreed to waive, through February 28, 2022, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:
Amount
Conservative Strategy Fund
$ 314,972
Moderate Strategy Fund
490,284
Balanced Strategy Fund
2,177,135
Growth Strategy Fund
1,816,923
Equity Growth Strategy Fund
768,218

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2021
106 Notes to Financial Statements
As of October 31, 2021, RIM and RIFUS waived and reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as distributor for RIC, pursuant to a distribution agreement with RIC.
The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plan. 12b-1 distribution payments are 0.25% of the average daily net assets of a Fund’s
Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.
In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class R4 and Class R5 Shares on an annual basis.
The aggregate initial sales charges, contingent deferred sales charges (“CDSC”) and asset-based sales charges on Class A, Class
C, Class R4 and Class R5 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.
Aggregate initial sales charges and CDSC do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment, or from redemption proceeds prior to remittance, as applicable. The Distributor has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' Class A Shares for the period ended October 31, 2021:
Funds/Classes Waivers
Conservative Strategy Fund – Class A & C
0.08%
Conservative Strategy Fund – Class S
0.02%
Conservative Strategy Fund – Class R1, R4 & R5
0.15%
Moderate Strategy Fund – Class A, C, R1, R4 & R5
0.08%
Balanced Strategy Fund – Class A & C
0.10%
Balanced Strategy Fund – Class R1, R4 & R5
0.06%
Growth Strategy Fund – Class R1, R4 & R5
0.05%
Equity Growth Strategy Fund – Class R1, R4 & R5
0.08%
RIM Waiver
RIM Reimbursement
RIFUS Waiver Total
Conservative Strategy Fund
$ 314,972 $ 104,475 $ 123,689 $ 543,136
Moderate Strategy Fund
490,284 52,760 163,297 706,341
Balanced Strategy Fund
1,738,890 — 885,314 2,624,204
Growth Strategy Fund
1,537,466 — 40,005 1,577,471
Equity Growth Strategy Fund
743,364 — 21,209 764,573

Russell Investment Company
LifePoints
®
Funds
Notes to Financial Statements, continued — October 31, 2021
Notes to Financial Statements 107
Affiliated Brokerage Transactions
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including Russell Investments Implementation Services, LLC
(“RIIS”), a registered broker-dealer and investment adviser and an affiliate of RIM, as well as with broker-dealers affiliated with other money managers. All or substantially all of the portfolio transactions that RIM effects for the Funds are executed through RIIS.
RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.
Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each
Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.
For the period ended October 31, 2021, the regular compensation paid to the Trustees by the Russell Investments Fund Complex was $1,670,783.
5. Federal Income Taxes
As of October 31, 2021, there were no net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding period.
6. Record Ownership
As of October 31, 2021, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no events have occurred that require disclosure.
CDSC Retained by
Distributor
Aggregate
Front-End
Sales Charges
Front-End
Sales Charges
Retained by
Distributor
Conservative Strategy Fund $ 2,510 $ 25,191 $ 4,802
Moderate Strategy Fund — 41,244 7,400
Balanced Strategy Fund 471 274,410 47,971
Growth Strategy Fund 25 305,204 51,300
Equity Growth Strategy Fund 18 79,348 12,635
# of Shareholders %
Conservative Strategy Fund
3 58.8
Moderate Strategy Fund
2 56.4
Balanced Strategy Fund
3 64.8
Growth Strategy Fund
2 58.6
Equity Growth Strategy Fund
3 60.0

Report of Independent Registered Public Accounting Firm
108 Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Russell Investment Company and Shareholders of Conservative Strategy Fund, Moderate Strategy Fund,
Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Conservative
Strategy Fund, Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund (five of the funds constituting Russell Investment Company, hereafter collectively referred to as the “Funds”) as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
December 22, 2021
We have served as the auditor of one or more investment companies in the Russell Investments family of funds since 1981.
PricewaterhouseCoopers LLP, 1420 Fifth Avenue, Suite 2800, Seattle, WA 98101
T: (206) 398 3000, F: (206) 398 3100, www.pwc.com/us

Russell Investment Company
LifePoints
®
Funds
Tax Information— October 31, 2021 (Unaudited)
Tax Information 109
For the tax year ended October 31, 2021, the Funds herby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.
For the tax year ended October 31, 2021, the Funds hereby designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.
The Form 1099 you receive in January 2022 will show the tax status of all distributions paid to your account in calendar year 2021.
The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended October 31, 2021:
The Funds listed below paid foreign taxes and recognized foreign source income during the taxable year ended October 31, 2021.
Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following per share amounts of foreign taxes paid and income earned from foreign sources:
Please consult a tax adviser for any questions about federal or state income tax laws.
Conservative Strategy Fund 2.1%
Moderate Strategy Fund 7.5%
Balanced Strategy Fund 9.3%
Growth Strategy Fund 7.2%
Equity Growth Strategy Fund 34.8%
Conservative Strategy Fund $ 639,140
Growth Strategy Fund 525,225
Fund Name Foreign Taxes Paid
Foreign Taxes
Paid Per Share Foreign Source Income
Foreign Source
Income Per Share
Conservative Strategy Fund
$ 42,163 $ 0.0029 $ 377,296 $ 0.0263
Moderate Strategy Fund 110,723 0.0053 979,261 0.0467
Balanced Strategy Fund 753,787 0.0088 6,623,897 0.0769
Growth Strategy Fund 788,504 0.0121 7,056,060 0.1080
Equity Growth Strategy Fund 386,167 0.0150 3,428,623 0.1328

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts — October 31, 2021 (Unaudited)
110 Basis for Approval of Investment Advisory Contracts
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The
Board, which is currently comprised entirely of Independent Trustees (the “Trustees”), considered the continuation of the Agreements at a meeting held by video conference on May 21, 2021 (the “Agreement Evaluation Meeting”) in reliance on the exemptive order for temporary, conditional relief from the in-person voting requirement of Section 15(c) of the 1940 Act provided by the U.S. Securities and
Exchange Commission (the “SEC”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’
shares, management of the Funds and the Underlying Funds and other services provided by RIM (and its affiliates) and the Money
Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and considered (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying
Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying
Funds (the “Third-Party Information”). The Third-Party Information provided performance comparisons for the Class A and Class
S shares and operating expense comparisons for Class A shares of the Funds, and performance comparisons and operating expense comparisons for Class S shares of the Underlying Funds, except Class Y shares for the Multifactor Bond Fund. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable
Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the
Fund’s “Expense Group” in the case of operating expense comparisons. The foregoing and other information received by the Board in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’
evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the
Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and separately received a memorandum regarding their responsibilities from their Independent Counsel.
On April 26, 2021, the Trustees met privately by video conference with Independent Counsel to discuss the Agreement Evaluation
Information received to that date. At a meeting held on April 27, 2021 (the “Agreement Information Review Meeting”), the Trustees,
in preparation for the Agreement Evaluation Meeting, met by video conference in an executive session with a representative of TA
Associates Management, L.P. (“TA Associates”), at which Independent Counsel and Fund Counsel and the Chief Executive Officer
and Chief Financial Officer of RIM’s parent company were present; met by video conference with representatives of RIM; and then the Trustees met by video conference in a private session with Independent Counsel at which no representatives of RIM or the
Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, the Trustees communicated additional questions and requested additional Agreement Evaluation Information.
On May 11, 2021, the Board Chair met by conference telephone call with representatives of management to further discuss the additional Agreement Evaluation Information requested at the Agreement Information Review Meeting, and subsequent thereto.
Certain additional Agreement Evaluation Information requested at the Agreement Information Review Meeting and by the Board Chair
following the Agreement Information Review Meeting, was provided to the Board on May 7, 2021. On May 12, 2021, the Trustees
met by video conference with representatives of RIM and then met in private session with Independent Counsel to further discuss the
Agreement Evaluation Information and review the additional Agreement Evaluation Information provided to date. After May 12, 2021, the Board Chair engaged in discussions with representatives of management regarding the Board’s requests relating to the additional
Agreement Evaluation Information. On May 18, 2021, the Board was provided with updated information in response to the additional
Agreement Evaluation Information requested at the Agreement Information Review Meeting and subsequent thereto.

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At the Agreement Evaluation Meeting, the Trustees again met by video conference in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the Trustees considered the proposed continuance of the Agreements with RIM, Fund management, Independent Counsel and Fund
Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement
Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board prior to and at the Agreement Information Review Meeting, the Agreement Evaluation Meeting and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Trustees met in private session with
Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement
Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that most of the Underlying Funds (the “Manager-of-Managers Underlying Funds”)
employ a manager-of-managers method of investment and RIM’s past expressed belief that the Manager-of-Managers Underlying
Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from most other investment companies. In the case of most other investment companies, an investment advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. In the case of the Manager-of-Managers Underlying Funds, RIM, however, has engaged multiple unaffiliated Money Managers. RIM is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the fees paid by the Manager-of-Managers Underlying Funds to RIM for its services under the RIM Agreement (the “Advisory Fee”). A
Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-
of-Managers Underlying Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Underlying Fund; or
(3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager. The RIC Multifactor U.S. Equity
Fund, RIC Multifactor International Equity Fund and RIC Multifactor Bond Fund do not employ a manager-of-managers method of investment and are instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Underlying Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, alternatives and multi-asset –
and monitors exposure to such asset classes using analytical tools to ensure that any deviations from the target asset allocations are intentional and tactical. RIM continually evaluates each Fund’s allocation between asset classes to ensure that the allocations optimally match the Fund’s stated investment objectives and risk profile. In addition to investing in the Underlying Funds, RIM may directly manage Fund assets and utilizes quantitative and/or rules based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures (such as asset class, currency, capitalization size, industry, sector, region, credit exposure, country risk, yield curve positioning or interest rates). RIM advised the Board that it would discontinue its direct management of Fund assets in 2021. RIM may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each
Fund also has reflected the performance of RIM in managing its Underlying Funds.
The Board considered that, although RIM traditionally has managed Underlying Fund exposures through the selection of and allocations to Money Manager strategies, innovations in RIM’s portfolio management techniques together with evolutions in available technology, tools and analytics have resulted in certain changes in RIM’s approach to its Underlying Fund investment advisory services in recent years. In this regard, assets of each Manager-of-Managers Underlying Fund continue to be allocated among RIM and the multiple
Money Manager strategies selected by RIM for that Manager-of-Managers Underlying Fund. RIM may change an Underlying Fund’s asset allocation to a Money Manager at any time, including by allocating no Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Manager-of-Managers Underlying Fund’s cash and portions of a Manager-of-Managers Underlying Fund during transitions between discretionary Money Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy to be fully invested by exposing all or a portion of

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their cash to the performance of appropriate markets by purchasing equity securities, fixed income securities and/or derivatives, which typically include, among other derivative instruments, index futures contracts, exchange-traded fixed-income futures contracts, forwards, swaps and to be announced securities. This cash “equitization” strategy is managed by RIM. With respect to the portion of a Manager-of-Managers Underlying Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM noted that the Manager-of-
Managers Underlying Funds may benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs and turnover from reduced trading volumes, and the potential for additional commission recapture.
In all cases, Manager-of-Managers Underlying Fund assets are managed directly by RIM pursuant to authority provided by the RIM
Agreement. The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the
Underlying Funds, indirectly to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Underlying Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money Manager for a Manager-of-Managers Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Underlying Fund assigned to it by
RIM in accordance with the Manager-of-Managers Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities and the Money Manager’s specified role in a Manager-
of-Managers Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its
RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-
Managers Underlying Fund, RIM is responsible for, among other things, providing each Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Manager-
of-Managers Underlying Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-
discretionary Money Managers with each Manager-of-Managers Underlying Fund’s investment objective and policies; with respect to
Manager-of-Managers Underlying Funds with non-discretionary Money Managers, purchasing and selling securities for the Manager-
of-Managers Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary
Money Managers; managing Manager-of-Managers Underlying Fund assets that are not allocated to Money Manager strategies;
managing the Manager-of-Managers Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new
Money Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM may impose specific investment or strategy parameters from time to time on each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Manager-of-Managers Underlying Fund in a complementary manner. Therefore, RIM’s selection of Money Managers for an Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Underlying Fund. In light of the foregoing, the overall performance of each Manager-of-Managers Underlying Fund has reflected, in great part, the performance of
RIM in designing the Manager-of-Managers Underlying Fund’s investment program, structuring the Manager-of-Managers Underlying
Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-of-Managers Underlying Fund. In the Agreement Evaluation Information, RIM
noted the broad array of investment management services provided to the Manager-of-Managers Underlying Funds by RIM compared to the relatively narrow portfolio management services provided to the Manager-of-Managers Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money
Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the

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Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Underlying Fund’s objective taking into account Money Manager Fees.
These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and the Manager-of-Managers Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Manager-of-
Managers Underlying Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds or Manager-of-Managers Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any Manager-of-Managers Underlying Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation for and performance record in managing the structure of the Manager-of-Managers Underlying Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-
Managers Underlying Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-
of-managers strategy of such Manager-of-Managers Underlying Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the structure of the Manager-of-Managers Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The Advisory Fee paid by the Fund or the Underlying Fund to RIM and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of Manager-of-Managers Underlying Funds, the fact that RIM pays all Money
Manager Fees out of its Advisory Fee;
3. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees and any fees received for management or administration of uninvested cash and securities lending cash collateral, soft dollar arrangements, which RIM discontinued effective December 31,
2020, and commissions in connection with portfolio securities and foreign exchange transactions;
4. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
5. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the
Underlying Fund; and
6. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds or the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of Russell Investments (as defined below) the impact of certain recent changes in
Russell Investments’ senior management and personnel providing investment management and other services to the Underlying Funds, including the Chief Investment Officer of RIM and the Funds. The Board also discussed the Funds’ compliance program with the
Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-
1 of the 1940 Act (the “Annual CCO Report”) and the status of the goals for the past year related to the compliance program that the
CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO discussed with the Board, and the Board noted, enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, as well as certain staffing enhancements and the recent changes in senior management. The
CCO advised the Board that the Funds’ compliance program meets the standards of Rule 38a-1 under 1940 Act and that, as required

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by Rule 38a-1 under the 1940 Act, RIM has adopted policies and procedures that are reasonably designed to prevent violation of the
Federal Securities Laws (as such term is defined in the 1940 Act) with respect to the services RIM provides to the Funds.
Throughout the year, the CCO and RIM senior management discussed the impact of the COVID-19 pandemic on the operations and compliance programs of RIM and the Funds’ other significant service providers and, based on those discussions and the Agreement
Evaluation Information, there did not appear to the Board to be any diminution in the nature, extent and quality of services provided by each of these service providers under their respective agreements with the Funds as a result of the COVID-19 pandemic.
Since June 1, 2016, RIM has been an indirect wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital
Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Members of Russell Investments’
current and former management and private markets firm Hamilton Lane Incorporated’s parent company also hold minority, non-
controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”) could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act, and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the RIM Agreement and thereafter to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the 1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels of Russell Investments Group, Ltd. and certain recent changes in Russell Investments’ senior management were discussed. The Board was advised that there was no change in TA Associates’ plans regarding its ownership interest in Russell Investments from those plans previously reported to the Board and of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Underlying Funds pursuant to the RIM Agreement, with the actual allocation of Manager-of-Managers Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Manager-of-Managers Underlying Funds’ assets, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers Underlying Fund characteristics and invests in securities and instruments which provide the desired exposures (such as low volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, commodity, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the
“Direct Management Services.” While no new direct management strategies were implemented in 2020, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct
Management Services. Therefore, larger portions of certain Manager-of-Managers Underlying Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and RIM’s Direct Management Services for the Manager-
of-Managers Underlying Funds and precisely align Manager-of-Managers Underlying Fund exposures with RIM’s preferred positioning.
RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of an Underlying
Fund. These strategies are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.

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The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers Underlying
Funds consequently may be increased, although RIM noted that it may incur additional costs in providing Direct Management
Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Underlying Fund assets to Direct
Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money
Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Manager-of-Managers
Underlying Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Underlying Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Underlying Funds; and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers Underlying Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Manager-of-Managers Underlying Funds in recent years, and described additional current and potential changes, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• RIM advised the Board that in 2019 and 2020 it reviewed certain key tenets of its investment approach and took certain measures to assess potential steps to enhance the process with the goal to improve risk adjusted performance over a market cycle.
• The Direct Management Services described above.
• Most discretionary equity Money Manager assignments for Manager-of-Managers Underlying Funds were converted to non-
discretionary assignments, thereby implementing emulation for all but two Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Underlying Funds of emulation. RIM noted that, in implementing emulation for Underlying Funds, it assumes various risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund portfolio transactions through an affiliated broker that receives commissions for effecting a portion of these transactions. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliate receives any portion of the commission.
• RIM advised the Board that, over the last several years, it had reduced the number of Money Managers for certain Manager-of-
Managers Underlying Funds in part to seek more concentrated return drivers. RIM also advised the Board that allocations to Direct
Management Services for certain Underlying Funds were increased in 2019 to accommodate the need for additional overall portfolio exposure management that may arise from more concentrated Money Manager lineups. Additionally, RIM advised the Board that, in order to preserve flexibility and to manage risks and address the volatility associated with Manager-of-Managers Underlying Funds having manager lineups with fewer Money Managers, and consistent with the terms of the manager-of-managers exemptive order, in
2019 RIM created Money Manager “bench” lineups for certain Manager-of-Managers Underlying Funds, whereby those Manager-of-
Managers Underlying Funds have Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a
Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a
Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Underlying Funds or RIM from the use of a manager bench. RIM advised the Board that, going forward,
RIM may add managers to a Manager-of-Managers Underlying Fund with an existing manager bench or create manager bench lineups for additional Manager-of-Managers Underlying Funds.

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• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced and does not expect, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated manager fees.
Because Money Manager Fees are paid by RIM out of its Advisory Fee from the Manager-of-Managers Underlying Funds, the foregoing may benefit RIM in the form of savings to RIM from reduced Money Manager Fees as a negotiated manager fee reduction may increase
RIM’s profitability with respect to the subject Fund. RIM noted that such benefits may be offset partially by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-
Managers Underlying Funds, and any costs of incremental investments or increased cost allocations that RIM may incur to support
Direct Management Services.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective
Comparable Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees with the investment advisory fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information, among other things, showed that the Conservative Strategy Fund, Moderate Strategy Fund and Equity Growth Strategy Fund each had an Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the first quintile of its Expense Group for that expense component, and the Balanced Strategy Fund and Growth Strategy Fund each had an
Advisory Fee which, compared with the investment advisory fees of its respective Comparable Funds on an actual basis, was ranked in the second quintile of its Expense Group for that expense component. In these rankings, the first quintile represents funds with the lowest investment advisory fees of its comparable Fund among funds in the Expense Group and the fifth quintile represents funds with the highest investment advisory fees among the Expense Group funds. The comparisons were based upon the latest fiscal years for the
Expense Group funds.
In discussing the Advisory Fees for the Underlying Funds generally, RIM noted, among other things, that its Advisory Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as unique services that are distinctly different from those provided by investment advisers to the Underlying
Funds’ Comparable Funds, such as cash equitization and transition management efforts that enable efficient and cost-effective asset transition events.
RIM also advised the Board that while its pre-tax profit margins from its relationships with the Funds and Underlying Funds increased slightly in 2020, RIM’s pre-tax profit margins in providing investment advisory services to the Funds ranked below the median of the operating profit margins of public investment management company peers based on a survey conducted in 2019.
RIM has expressed its view that Advisory Fees should also be considered in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s Advisory Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio.
The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities and establish goals, where appropriate, for improving the total expense comparisons for certain Underlying Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps. The Board previously requested that RIM provide total expense ratio management plans to reduce total expenses for certain Underlying Funds relative to their Comparable Funds. At the Agreement Information Review
Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with RIM the total expense ratios of the Underlying
Funds and the plans that RIM had previously implemented. Based on that review and discussions with RIM, including discussions with RIM regarding its views on the evolution of the mutual fund distribution landscape over the last several years and the use of a variety of data sources to assess the reasonableness or competitiveness of a Fund’s total expenses, the Trustees will continue to evaluate and engage in ongoing discussions with management regarding total expense comparisons of the Underlying Funds.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
Basis for Approval of Investment Advisory Contracts 117
with the manager-of-managers structure employed by the Manager-of-Managers Underlying Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers or other expense limitation arrangements, including the total expense ratio management plans, that had been implemented in the past year, including the first quarter of 2021.
In addition, the Board, in the case of certain Underlying Funds, considered Advisory Fee breakpoints that previously had been implemented for those Underlying Funds.
The Board also considered that fees payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds and the Underlying Funds, in some cases, are lower, and may be substantially lower, than the rates paid by the Funds and the Underlying Funds. The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds and the Underlying Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds and the Underlying Funds than for RIM’s institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the SEC. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total direct expenses (i.e., not including indirect expenses of the Underlying Funds) for the Conservative Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund each ranked in the fourth quintile of its Expense Group. The total direct expenses for the Moderate Strategy Fund ranked in the third quintile of its Expense Group, and the total direct expenses for the Balanced Strategy Fund ranked in the second quintile of its Expense Group.
In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Group and the fifth quintile represents funds with the highest total expenses among the Expense Group funds.
RIM expressed its belief that the total direct expense ratio for each Fund that was ranked in the fourth quintile of its Expense Group was fair and reasonable notwithstanding the Third-Party Information comparisons based on and as discussed in the Agreement Evaluation
Information.
The Board considered that the total direct expenses for the Conservative Strategy Fund and Growth Strategy Fund had a small variance to the third quintile of such Fund’s Expense Group. The Board further considered that, after reviewing a request from the Board, RIM agreed to take steps to reduce the total expenses of the Growth Strategy Fund and Equity Growth Strategy Fund effective June 2021.
The Board noted that, while in effect, these total expense reductions would have a beneficial effect on comparisons of each Fund’s total expenses relative to the total expenses of its Comparable Funds in the Expense Group. RIM noted that the Funds’ asset levels have decreased significantly in the last several years and this trend was expected to continue, and that RIM would continue to assess these
Funds.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and Agreement
Evaluation Meeting by RIM, the Board, in respect of each Fund and Underlying Fund, after giving effect to any applicable fee waivers and/or expense caps, and considering any differences in the composition of the Expense Groups of the Underlying Funds and investment strategies of their respective Comparable Funds and in light of other factors discussed above: (1) found the Advisory
Fee charged by RIM was acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM to the Fund or Underlying Fund; (2) either found that the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds or took into account the factors noted above, and other factors in respect of the Underlying
Funds, in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund and Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including the Advisory Fee breakpoints that are in place

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
118 Basis for Approval of Investment Advisory Contracts
for certain Underlying Funds; in the case of Manager-of Managers Underlying Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds is consistent with the continuation of the RIM Agreement.
The Board noted RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-
beating returns with above-average consistency. In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December 31, 2020 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past two years to enhance the performance of certain Manager-of-Managers Underlying Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Manager-of-Managers Underlying Fund investment results.
With respect to the Conservative Strategy Fund, the Third-Party Information showed that the Fund’s (Class S) performance was ranked in the fourth quintile of its Performance Universe for the 1- and 3-year periods ended December 31, 2020, and ranked in the fifth quintile of its Performance Universe for the 5-year period ended on such date. With respect to the Moderate Strategy Fund, Balanced
Strategy Fund and Equity Growth Strategy Fund (Class S), the Third-Party Information showed that each Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-, 3- and 5-year periods ended December 31, 2020. With respect to the
Growth Strategy Fund (Class S), the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its
Performance Universe for the 3- and 5-year periods ended December 31, 2020, and ranked in the fourth quintile of its Performance
Universe for the 1-year period ended on such date. The Board considered RIM’s explanation that the underperformance of the
Funds relative to their respective peer groups for the 3-year period was primarily due to asset allocation differences compared to the Performance Universe. RIM noted, among other things, that the Funds have exposure to more diversified growth-oriented asset classes beyond traditional equities, such as global high yield debt, emerging market debt, global real estate, infrastructure, and commodities, which are included to provide diversification benefits and dampen volatility. RIM explained that in the strong rising equity environment experienced over the period, the Funds’ exposures to these asset classes were headwinds relative to peers. The
Board also considered RIM’s explanation that the Funds have a non-U.S. bias and a lower U.S. equity allocation relative to peers, which negatively impacted peer-relative performance during the period. RIM noted that the Funds have a bias towards relatively underpriced value-oriented equities compared to the Performance Universe, which served as a significant headwind over the period as growth equities outperformed value equities on an annualized basis. RIM further noted that the Funds’ strategic asset allocations were modified in April 2021, with the objective of improving return potential given the current capital markets environment and capital markets forecasts and improving asset class and performance attribution transparency. RIM noted that the new strategic asset allocations are expected to result in less frequent strategic allocation changes going forward and expressed its belief that the strategic asset allocations are appropriate over the longer term.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-Managers
Underlying Funds’ performance relative to their benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. For the 1-year period ended
December 31, 2020, the RIC Multifactor Bond Fund, RIC Strategic Bond Fund, RIC Short Duration Bond Fund and RIC Global
Real Estate Securities Fund outperformed their respective benchmarks; for the 3-year period ended December 31, 2020, the RIC
Unconstrained Total Return Fund, RIC Strategic Bond Fund, RIC Short Duration Bond Fund and RIC Global Real Estate Securities
Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2020, the RIC Opportunistic Credit
Fund, RIC Strategic Bond Fund, RIC Short Duration Bond Fund and RIC Global Real Estate Securities Fund outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact the performance of the Funds and Manager-of-Managers Underlying Funds for periods prior and subsequent to their termination. Lastly, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement Evaluation Information and/or prior Board meetings that may be employed by RIM in respect of certain
Funds and Underlying Funds.

Russell Investment Company
LifePoints
®
Funds
Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)
Basis for Approval of Investment Advisory Contracts 119
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the
Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money
Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of
Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM. The Agreement Evaluation Information included a list of Money Manager terminations expected to be proposed by
RIM at the May 24-25, 2021 quarterly Board meeting. Additionally, the May 24-25 quarterly Board materials were provided prior to the Agreement Evaluation Meeting, and those materials contained proposals by RIM related to (1) the appointment and termination of certain Money Managers, (2) new portfolio management contracts with an affiliate of an existing Money Manager due to an in internal consolidation of its parent company’s 1940 Act advisory assignments, and (3) amendments to certain portfolio management contracts to reflect Money Manager Fee reductions.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-Managers Underlying Fund would be in the best interests of the Manager-of-Managers Underlying Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

Russell Investment Company
LifePoints
®
Funds
Liquidity Risk Management Program — October 31, 2021 (Unaudited)
120 Liquidity Risk Management Program
The Funds have adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 of the
Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Program seeks to assess, manage, and review each Fund’s
“liquidity risk.” For purposes of the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including:
1. Assessment, management and periodic review of each Fund’s liquidity risk;
2. Classification of each Fund’s investments into four categories or liquidity buckets based on how long it would take to convert the investment to cash (the “Classification Regime”);
3. Establishment and annual review of a highly liquid investment minimum (“HLIM”) for each Fund that does not invest primarily in “highly liquid” investments (as defined under the Liquidity Rule);
4. Requirements applicable to a Fund’s holdings of “illiquid investments” (as defined under the Liquidity Rule); and
5. Implementation of redemption in-kind policies and procedures.
The Board of Trustees of RIC (the “Board”) appointed RIM, the Funds’ investment adviser, as the Program administrator (the “Program
Administrator”). The Program Administrator has delegated responsibility to implement and administer the Program, subject to oversight by the Program Administrator, to one or more RIM associates (the “Program Administrator Delegate”). The Program Administrator,
through the Program Administrator Delegate, monitors the adequacy and effectiveness of the Program’s implementation and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors.
At the May 24, 2021 meeting of the Regulatory and Investment Compliance Committee of the Board (the “Meeting”), the Program
Administrator reviewed with all members of the Board the Program Administrator’s annual written report (the “Report”) addressing the Program’s operation as well as the adequacy and effectiveness of its implementation for the period from January 1, 2020 through
December 31, 2020 (the “Program Reporting Period”).
The Report summarized the factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs used in connection with the Classification Regime, including circumstances in which the Program Administrator adjusted a preliminary classification provided by the third-party service provider engaged to assist in preparing classifications of portfolio investments (the “Service Provider”) or adjusted the inputs used by the Service Provider to generate preliminary classifications;
(3) whether a new HLIM should be established, or an existing HLIM continued or modified, for each Fund and the procedures for monitoring for HLIM compliance; (4) whether a Fund invested more than 15% of its assets in illiquid investments and the procedures for monitoring for this limit; (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; (6) specific information relating to the Program’s operation in light of the
COVID-19 crisis, including with respect to the impact the COVID-19 crisis on the Classification Regime and HLIM compliance; and
(7) actions taken by the Program Administrator and Program Administrator Delegate during the Program Reporting Period to manage
Fund liquidity and liquidity risk.
There were no changes to the Funds’ written policies and procedures related to the Program during the Program Reporting Period but the Board was informed of certain clarifications to such written policies and procedures that would be implemented following the
Meeting.
Based on the Program Administrator’s review and the factors set forth in the Report, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk; (2) each Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies; (3) each Fund’s investment strategies continue to be appropriate for an open-ended management investment company; and (4) the Program has been adequately and effectively implemented with respect to each Fund, including the establishment and operation of the HLIM for applicable Funds.

Russell Investment Company
LifePoints
®
Funds
Shareholder Requests for Additional Information — October 31, 2021 (Unaudited)
Shareholder Requests for Additional Information 121
Each Fund files portfolio holdings information within 60 days after the end of each fiscal quarter as an exhibit on Form N-PORT.
Portfolio holdings information for the third month of each fiscal quarter is publicly available on the SEC’s website at https://www.sec.
gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-
annual and annual reports to Fund shareholders.
The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2021 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.
Each year, you are automatically sent an updated Prospectus. Unless you specifically request paper copies of the annual and semiannual reports from the Funds or your financial intermediary, you will be notified by mail each time the annual and semiannual reports are posted and provided with a website line to access the reports. You may also occasionally receive notifications of Prospectus changes and proxy statements for the Funds.
To reduce expenses, we may mail only one copy of the Funds’ prospectuses and, upon request, each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your
Financial Intermediary.
Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.
Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers — October 31, 2021
(Unaudited)
122 Disclosure of Information about Fund Trustees and Officers
The following tables provide information for each officer and trustee of the Russell Investments Fund Complex. The Russell Investments
Fund Complex consists of Russell Investment Company (“RIC”), which has 31 funds and Russell Investment Funds (“RIF”), which has nine funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the Interested Trustee. The second table provides information for the Independent Trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Cahoon has had experience as the senior financial executive of other investment companies and their investment adviser and distributor, as well as a certified public accountant who previously provided audit services in the financial sector at a multi-national accounting firm and has been determined by the
Board to be an “audit committee financial expert”; Mr. Day has had experience as an executive-level leader in corporate finance and accounting, as a member of the boards of other companies and non-profit organizations, and as a certified public accountant; Ms.
Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Ms. Ledoux has had investment experience as a portfolio manager and has had experience as a member of the board of trustees of other investment companies; Mr. May has had business, financial services, accounting and investment management experience as a senior executive and board member of financial services, investment management and other organizations, as well as experience as a board member of other investment companies and as a certified public accountant; Ms. Shanahan has had financial, risk management, governance and compliance experience in highly regulated industries as a senior executive at large financial institutions, and as a member of the board of a non-profit organization; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies. Mr. Barback has had experience as a senior executive of other financial services companies with responsibility for investment, financial, and operational matters affecting asset managers and related service providers. As a senior officer of an affiliate of RIM, Mr. Barback is in a position to provide the Bard with such entity’s perspectives on the management, operations and distribution of the RIC and RIF Funds.
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
# Mr. Barback is Chief Administrative Officer of an affiliate of RIM and is therefore an Interested Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INTERESTED TRUSTEES
Vernon Barback#
Born August 8, 1956
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Chief Administrative Officer, Russell
Investments
From January 2016 – May 2021, Vice
President, Russell Investments
Until 2020, Director, NorthStar
Topco, LLC (technology and services
outsourcing company)
40 Until 2020,
Director of
NorthStar
Topco, LLC
(technology
and services
outsourcing
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 123
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES
Kristianne Blake
Born January 22, 1954
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman of the
Audit Committee
since 2021
Until successor
is duly elected
and qualified
Until successor
is duly elected
and qualified
Lead Independent Director, Avista
Corp. (electric utilities)
Until May 2017, Director and
Chairman of the Audit Committee,
Avista Corp. (electric utilities)
Until September 2018, Regent,
University of Washington
President, Kristianne Gates Blake,
P.S. (accounting services)
40 Lead
Independent
Director,
Avista Corp
(electric
utilities)
Until May
2017,
Director,
Avista Corp
(electric
utilities)
Michelle L. Cahoon
Born July 5, 1966
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Retired
From January to March 2019,
Consulting Chief Financial Officer,
Driehaus Capital Management LLC
(investment adviser)
Until 2018, Chief Financial Officer
and Treasurer, Driehaus Capital
Management LLC and Driehaus
Securities LLC (broker dealer)
Until 2018, Vice President and
Treasurer, Driehaus Mutual Funds
(investment company)
40 None

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
124 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office *
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Michael Day
Born October 23, 1957
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
President and Chief Executive
Officer, Topa Insurance Company
(insurance company)
40 Director, Topa
Insurance
Group
(insurance
company)
Director,
Puppet, Inc.
(information
technology
company)
Director,
Somos, Inc.
(information
technology
company)
Until 2019,
Director,
Recology
(waste
management
company)
Katherine W. Krysty
Born December 3, 1951
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2014
Chairman of
Regulatory and
Investment
Compliance
Committee since
2020
Until successor
is duly elected
and qualified
Until successor
is duly elected
and qualified
Retired 40 None

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 125
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Julie Dien Ledoux
Born August 17, 1969
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2019 Until successor
is duly elected
and qualified
Until March 2018, Trustee of Avenue
Credit Strategies Fund (investment
company)
Until November 2017, Trustee of
Avenue Income Credit Strategies
Fund (investment company)
40 Until March
2018, Trustee
of Avenue
Credit
Strategies
Fund
(investment
company).
Until
November
2017, Trustee
of Avenue
Income Credit
Strategies
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
126 Disclosure of Information about Fund Trustees and Officers
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeremy May
Born March 30, 1970
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Founder and Chief Executive
Officer, Paralel Technologies LLC
(information technology company)
Until March 2021, Chief Operating
Officer of Magnifi LLC (information
technology company)
Until 2019, President ALPS
Portfolio Solutions and Executive
Vice President of ALPS Advisors
and ALPS Holdings (investment
Company)
40 Trustee and
Chairman of
Bow River
Capital
Evergreen
Fund
(investment
company)
Trustee and
Chairman
of New
Age Alpha
ETF Trust
(investment
company)
Until March
2021,
Interested
Director of
Reaves Utility
Income Trust
(investment
Company)
Until February
2021,
Interested
Director
of ALPS
Series Trust
(investment
company)
Until 2019,
Interested
Director of
RiverNorth
Opportunities
Fund
(investment
company)

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
Disclosure of Information about Fund Trustees and Officers 127
* Each Trustee shall retire from service on the Board of Trustees at the end of the calendar year in which the Trustee reaches 75 years of age. However, at the discretion of the Board and upon the request of the Trustee, a one-year waiver may be granted from the application of the policy, which will allow the Trustee to continue to serve on the Board for an additional one-year period following the end of the calendar year in which the Trustee reaches 75 years of age. A maximum of five one-year waivers may be requested by the Trustee and granted by the Board to the Trustee.
Name,
Age,
Address
Position(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
No. of
Portfolios
in Russell
Fund
Complex
Overseen
by Trustee
Other
Directorships
Held by Trustee
During the
Past 5 Years
INDEPENDENT TRUSTEES (continued)
Jeannie Shanahan
Born February 15, 1964
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2021 Until successor
is duly elected
and qualified
Until 2021, President of Twin
Star Consulting, LLC (consulting
company)
Until November 2018, Senior Vice
President and Chief Governance
Officer – CCAR of Northern Trust
Company (financial services
company)
40 Until 2021,
Director
of Ellie
Fund Inc.
(non-profit
company)
Raymond P. Tennison, Jr.
Born December 21, 1955
1301 Second Avenue
18th Floor, Seattle, WA
98101
Trustee since 2000
Chairman since 2021
Until successor
is duly elected
and qualified
Approved
Annually
Retired 40 None
Jack R. Thompson
Born March 21, 1949
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Trustee since 2005
Vice Chairman since
2021
Chairman of
the Nominating
and Governance
Committee since
2021
Until successor
is duly elected
and qualified
Approved
annually
Until successor
is duly elected
and qualified
Retired 40 None

Russell Investment Company
LifePoints
®
Funds
Disclosure of Information about Fund Trustees and Officers, continued — October 31,
2021 (Unaudited)
128 Disclosure of Information about Fund Trustees and Officers
Name,
Age,
Address
Positions(s) Held
With Fund and
Length of
Time Served
Term
of
Office
Principal Occupation(s)
During the
Past 5 Years
OFFICERS
Cheryl Wichers
Born December 16, 1966
1301 Second Avenue
18th Floor, Seattle, WA
98101
Chief Compliance
Officer since 2005
Until removed
by Independent
Trustees
Chief Compliance Officer, RIC and RIF
Chief Compliance Officer, RIFUS
2011 to 2016 Chief Compliance Officer, U.S. One , LLC
Mark E. Swanson
Born November 26, 1963
1301 Second Avenue
18th Floor, Seattle, WA
98101
President and Chief
Executive Officer
since 2020
Treasurer, Chief
Accounting Officer
and Chief Financial
Officer since 1998
Until successor
is chosen and
qualified by
Trustees
Global Head of Fund Services, Russell Investments
President, Chief Executive Officer, Treasurer, Chief Accounting
Officer and CFO, RIC and RIF
Director and President, RIFUS
Director, RIM, Russell Investments Trust Company (“RITC”) and
RIFIS
President and Chief Executive Officer, RIC and RIF, June 2016 to
June 2017
Kate El-Hillow
Born August 17, 1974
1301 Second Avenue,
18th Floor, Seattle WA
98101
Chief Investment
Officer since 2021
Until removed by
Trustees
Until 2021, Deputy Chief Investment Officer, Senior Portfolio
Manager, Head of Strategy Selection and Head of Portfolio
Management & Risk, Goldman Sachs
Global Chief Investment Officer, Russell Investment
Chief Investment Officer, RIC and RIF
President, RIM
Mary Beth R. Albaneze
Born April 25, 1969
1301 Second Avenue,
18th Floor, Seattle, WA
98101
Secretary and Chief
Legal Officer since
2010
Until successor
is chosen and
qualified by
Trustees
Associate General Counsel, Russell Investments
Secretary, RIM, RIFUS and RIFIS
Secretary and Chief Legal Officer, RIC and RIF
Secretary, U.S. One, LLC

Russell Investment Company
LifePoints
®
Funds
Supplemental Proxy Information — October 31, 2021 (Unaudited)
Supplemental Proxy Information 129
A joint special meeting of shareholders of the Funds was held on September 28, 2021 (the “Shareholder Meeting”). The Shareholder
Meeting was held for the purpose of electing members of the Funds’ Board of Trustees. Shareholders elected the following six (6)
Trustees at the Shareholder Meeting:
Michelle Cahoon*
Julie Dien Ledoux*
Jeannie Shanahan
Michael Day
Jeremy May
Vernon Barback
* Ms. Cahoon and Ms. Ledoux were Trustees prior to the Shareholder Meeting.
The results of the shareholders’ election of Trustees were as follows:
As of the date of the Shareholder Meeting, Kristianne Blake, Katherine W. Krysty, Raymond P. Tennison, Jr. and Jack R. Thompson
had each previously been elected as Trustees by the Funds’ shareholders. Each of these Trustees will continue to serve as a Trustee.
Trustee For Withheld
Michelle Cahoon 2,025,718,825 5,058,069
Julie Dien Ledoux 2,025,539,354 5,237,539
Jeannie Shanahan 2,025,673,792 5,103,102
Michael Day 2,025,606,470 5,170,424
Jeremy May 2,025,621,556 5,155,337
Vernon Barback 2,025,227,607 5,549,287

Russell Investment Company
LifePoints
®
Funds
Adviser and Service Providers — October 31, 2021 (Unaudited)
130 Adviser and Service Providers
Interested Trustees
Vernon Barback
Independent Trustees
Kristianne Blake
Michelle L. Cahoon
Michael Day
Katherine W. Krysty
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Mark E. Swanson, President, Chief Executive Officer,
Treasurer, Chief Accounting Officer and Chief Financial
Officer
Cheryl Wichers, Chief Compliance Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth R. Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend Disbursing
Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Code of Ethics. [Annual Report Only]
(a)

As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer (“Code”).
(b)

That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:
1)

honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
2)

full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;
3)

compliance with applicable laws and governmental rules and regulations;
4)

the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and
5)

accountability for adherence to the Code.
(c)

The Code was restated as of August 2020; the restatement did not involve any material change.
(d)

As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.
(e)

Not applicable.
(f)

The registrant has filed with the SEC, pursuant to Item 13(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.
Item 3. Audit Committee Financial Expert. [Annual Report Only]
Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.  Michelle Cahoon has been determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.
Item 4. Principal Accountant Fees and Services. [Annual Report Only]
Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2020     $1,686,247

2021     $1,436,976

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2020    $592,284                                 Performance of agreed-upon procedures with respect to 10/31/20 annual reports semi-annual reports to
2021    $503,086                                 Performance of agreed-upon procedures with respect to 10/31/21 annual reports semi-annual reports

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees                                         Nature of Services

2020    $470,529                                 Tax services
2021    $459,023                                 Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

Fees                                         Nature of Services

2020    $0
2021    $0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Company
Audit and Non-Audit Services Pre-Approval Policy
Effective Date:  August 25, 2020

I.

Statement of Purpose.

This Audit and Non-Audit Services Pre-Approval Policy (“Policy”) has been adopted by the joint Audit Committee (the “Audit Committee”) of Russell Investment Company (“RIC”) and Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor with: (1) RIC and RIF, respectively, for audit and permissible non-audit services and (2) the Funds’ adviser or its control affiliates (collectively, “Adviser Entities”) for permissible non-audit services that relate directly to the Funds’ operations or financial reporting (“fund-related services”).
[1]
  The term “Fund” shall collectively refer to each series of RIC and RIF.  The term “Investment Adviser” shall refer to the Funds’ adviser, Russell Investment Management, LLC (“RIM”).  This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.

Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”) and rules adopted by the United States Securities and Exchange Commission (the “SEC”), the Audit Committee of the Funds’ Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve: (1) the audit services and permissible non-audit services, such as audit-related, tax and other services (“non-audit services”), to be performed by the independent auditor for the Funds, and (2) the services to be performed by the independent auditor for Adviser Entities that relate directly to the operations and financial reporting of the fund, in each case to assure that the independence of the auditor is not in any way compromised or impaired with respect to the Funds.  In determining whether an auditor is independent in light of the services it provides to a Fund or Adviser Entity, there are four guiding principles under the Act and relevant SEC rules that must be considered.  In general, the independence of the auditor to the Funds could be deemed impaired if the auditor has a relationship or provides a service that:

•

Creates a mutual or conflicting interest between the auditor and the audit client (including the Funds whose financial statements are being audited, as well as affiliates of the Funds covered by relevant SEC rules);
•

Results in the auditor acting as management or an employee of the audit client;
•

Places the auditor in the position of auditing its own work; or
•

Places the accountant in a position of being an advocate for the audit client.

Accordingly, it is the Funds’ policy that the independent auditor for the Funds must not be engaged to perform any service that contravenes the rules adopted by the SEC governing auditor independence, including the four guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of their independent auditor, whether for audit, audit-related, tax, or other non-audit services, as well as to engagements of the auditor by Adviser Entities for fund-related services.

Rules adopted by the SEC establish two distinct approaches to the pre-approval of auditor services by the Audit Committee.  The proposed services either may receive general pre-approval through adoption by the Audit Committee of pre-approval policies and procedures, provided the policies and procedures are detailed as to the particular services (e.g., a list of authorized services for the fund, together with a budget of expected costs for those services), the Audit Committee is informed of each service and such policies and procedures do not include delegation of the Audit Committee’s responsibilities to management (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Funds or fund-related services provided to Adviser Entities on a case-by-case basis (“specific pre-approval”).

The Funds’ Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Funds’ independent auditor.  The Funds’ Audit and Non-Audit Pre-Approved Services Schedule lists the audit, audit-related, tax and other services (including fund-related services) that have the general pre-approval of the Audit Committee.
[2]
  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor.  Any proposed service to the Funds or Adviser Entities that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor.  The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.

Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members.  Any member to whom such authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.

Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Funds for that year.  These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and consultations relating to the audit.  Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.  The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services described above, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These services are generally related to the issuance of an audit opinion, and may include statutory audits and services associated with the Funds’ SEC registration statement on Form N-1A, periodic reports and documents filed with or information requested by the SEC or other regulatory or self-regulatory organizations, or other documents issued in connection with the Funds’ securities offerings.

The audit services engagement terms and fees for the independent auditor for the Funds, as described above, must be specifically pre-approved by the Audit Committee or its delegate on an annual basis. The Audit Committee has pre-approved the other audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

V.

Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for a series of the Funds that are traditionally performed by the independent auditor.  Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services.  “Audit-related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements, including  reports required to be filed with the SEC pursuant to applicable requirements.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule.  All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VI.

Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services.  Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence.  However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds’ investments outside the United States.  The Audit Committee will consult with the Treasurer of the Funds or outside counsel to determine that the Funds’ tax planning and reporting positions are consistent with this policy.

The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

VII.

All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule.  Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services Schedule must be specifically pre-approved by the Audit Committee or its delegate.

A list of the SEC’s prohibited non-audit services are as follows:

  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

  Financial information system design and implementation

  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

  Actuarial services

  Internal audit outsourcing services

  Management functions

  Human resources services

  Broker-dealer, investment adviser or investment banking services

  Legal services unrelated to the audit

  Expert services unrelated to the audit

The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions.  Under no circumstance may an executive, manager or associate of the Funds, the Investment Adviser or an Adviser Entity authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.

De Minimis Waiver.

In accordance with the Act and SEC regulations, notwithstanding anything in this Policy to the contrary, the pre-approval requirements of this Policy are waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided:

            (a)        The aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, to the independent auditor during the fiscal year in which the services were provided;

            (b)        Such services were not recognized by the Funds at the time of the engagement to be non-audit services requiring pre-approval by the Audit Committee or its delegate; and

            (c)        Such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or its delegate prior to the completion of the audit, pursuant to the pre-approval provisions of this Policy.

With respect to the provision of fund-related services to Adviser Entities, the aggregate amount of services provided must constitute no more than five percent of the total amount of fees paid by RIC or RIF, as applicable, and the relevant Adviser Entities to the independent auditor during the fiscal year in which the services were provided.

In connection with the approval of any non-audit service pursuant to this de minimis exception, a record shall be made indicating that each of the conditions for this exception has been satisfied.

IX.

Pre-Approval Fee Levels or Budgeted Amounts.

Pre-approved fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee (separate amounts may be specified for the Funds and for other affiliates in the investment company complex subject to pre-approval).  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.  For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for audit, audit-related, and tax services for the Funds (including any audit-related or tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Funds (including any such services for affiliates subject to pre-approval by the Audit Committee or its delegate).

X.

Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC & RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Funds who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services.  The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee.  The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Funds and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearance Committee that, in their view, the request or application does not involve a prohibited non-audit service and is consistent with the SEC’s rules governing auditor independence.

Russell Investments’ associates and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department or an officer of RIC or RIF.

XI.

Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the independent auditor’s continuing independence from the Funds and their affiliates.  Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, RIM and their subsidiaries and affiliates (including persons in financial reporting oversight roles) that may reasonably be thought to bear on the auditor’s independence, consistent with Public Company Accounting Oversight Board Rule 3526, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees                                          0%
Audit-Related Fees                           0%
Tax Fees                                             0%
All Other Fees                                   0%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:
2020   $0
2021   $0

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.  [Not Applicable]

Item 6.  [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies [Not Applicable]

Item 13.  Exhibit List
(a)

Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as codeofethics
(b)

Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(c)

Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act
. ex99_906cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:      /s/ Mark E. Swanson
            Mark E. Swanson
President & Chief Executive Officer (Principal Executive Officer), Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Company
Date:  December 28, 2021

[1]
 Adviser Entities include the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds.
[2]
 As noted below, the annual audit services engagement terms and fees for the independent auditor for the Funds require specific pre-approval of the Audit Committee.